UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10183

BRIGHTHOUSE FUNDS TRUST I

(Exact name of registrant as specified in charter)

One Financial Center
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Michael P. Lawlor, Esq. -------------------------- c/o Brighthouse Investment Advisers, LLC One Financial Center Boston, MA 02111	Brian D. McCabe, Esq. ------------------------------------- Ropes and Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code:  (980) 949-5130

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2019 through June 30, 2019

Item 1: Report to Shareholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Managed by AllianceBernstein L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B shares of the AB Global Dynamic Allocation Portfolio returned 12.53%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 12.03%.

MARKET ENVIRONMENT / CONDITIONS

Global equities recorded impressive gains during the six-month period ended June 30, 2019. Although volatility continued to plague markets—as concerns over trade tensions and a slowing Chinese economy persisted—investors and the markets were buoyed when the U.S. Federal Reserve (“Fed”) retreated from its plans for future rate increases. Investors continued to ride an emotional rollercoaster however, as U.S.-China trade talks continued and rhetoric regarding trade tariffs increased. Investors were assuaged by comments from Fed Chairman Jerome Powell, who held out the possibility of a rate cut should the economic outlook worsen. In the U.S., all indices reported positive double-digit returns, with growth stocks slightly outperforming value stocks and large-cap companies outperforming small-cap names. The MSCI World Index ended the period up 16.98% (in U.S.-dollar terms).

Despite the reinjection of trade-related volatility toward the end of the period, fixed-income markets generally rallied. Worries over tighter global monetary policy, slowing China growth and geopolitical uncertainty gave way to risk-on sentiment, following a dovish pivot from the Fed and other developed-market central banks, Chinese policy stimulus, and a Brexit (U.K. amendment to leave the E.U.) deadline extension. Global high yield markets rallied significantly, followed by investment-grade securities and developed-market treasuries. Emerging-market debt sectors also rallied strongly. Developed-market treasury yield curves generally flattened across the board, with longer maturities falling further than shorter ones. Moreover, parts of the yield curves in the U.S., Germany and Japan were all inverted—typically a harbinger of recession. After ending its bond-buying program in January, the European Central Bank turned more dovish. The Bank of Canada, the Reserve Bank of Australia and the Bank of Japan echoed the dovish sentiment.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio’s objective is to provide long-term growth by participating in up-markets and by mitigating the downside. The Portfolio aim to deliver more consistent returns through broad diversification and reduce volatility by making flexible adjustments to asset allocation. In this way, the Portfolio should capture potential return opportunities and manage risk. The strategic asset allocation is a growth-oriented portfolio with approximately 60% invested in a global mix of equities across capitalization ranges including real estate and 40% invested in a mix of global sovereign and high-quality corporate bonds.

The AB Global Dynamic Allocation Portfolio outperformed its benchmark, the Dow Jones Moderate Index, for the six-month period ending on June 30, 2019. During this period, the Portfolio’s relative overweight to the U.S. and international large-cap stocks as well as a structural underweight to U.S. Corporate Investment Grade Bonds and Mortgage Income securities contributed to performance. The Portfolio’s interest rate swap overlay was also a contributor to performance over the period. The Portfolio’s overweight to U.S. Government Bonds and underweight to U.S. small and mid-cap stocks detracted from performance.

The Portfolio began the year underweight equities. The Portfolio’s underweight position was gradually reduced to a near neutral in January, as some of the fourth quarter risks subsided and then further decreased to a modest overweight position in March. The three risks that were pronounced in the fourth quarter 2018—decelerating global growth, the U.S./China relations and monetary policy—all had diminished by March while credit conditions and equity return expectations improved. However, these risks started to shift to the downside in April, and the equity overweight was reduced to neutral, taking advantage of equity market strength, prior to the abrupt sell-off at the end of the month. The equity position was further decreased to an underweight in May, as deteriorating economic data and the U.S./China trade tariff negotiation tensions resurfaced. The equity underweight position was reduced back to a near neutral in June, as these risks subsided: global markets have been encouraged by a truce in the U.S./China trade negotiations, a tariff resolution was reached between the U.S. and Mexico and central banks signaled a pivot towards more accommodative monetary policies.

The Portfolio utilizes equity futures, fixed income futures, currency forwards, exchange traded funds, equity options, interest rate swaps, and total return swaps for both hedging and investment purposes. The Portfolio utilizes a variety of derivative instruments as a component of its overall construction to effectively manage equity, interest rate, credit, and currency risk to hedge positions and to provide efficient exposure. All derivatives performed in line with the manager’s expectations over the period.

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Managed by AllianceBernstein L.P.

Portfolio Manager Commentary*—(Continued)

The Portfolio ended the period with a modestly defensive positioning, approximately 1.5 percent underweight. Within equities, the Portfolio remained regionally diversified with an overweight to international developed equities, as we believe the asset class continued to offer attractive valuations relative to other regions. Within equities an overweight to emerging markets was trimmed in the first quarter, as the asset class had a strong performance and the return opportunity became less pronounced. The Portfolio finished the period with a small overweight to cash and neutral U.S. Fixed Income. At period end the Portfolio held an underweight to the U.S. dollar and Japanese yen and overweight positions to Australian and New Zealand dollar.

Daniel Loewy

Brian Brugman

Portfolio Managers

AllianceBernstein L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[2]
AB Global Dynamic Allocation Portfolio
Class B	12.53	6.75	4.60	5.92
Dow Jones Moderate Index	12.03	5.72	5.32	6.33

1 The Dow Jones Moderate Index is a total return index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 Inception date of the Class B shares is 5/2/2011. Index since inception return is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Equity Sectors

% of Net Assets
Financials	9.1
Information Technology	7.6
Health Care	6.8
Industrials	6.5
Real Estate	6.2

Top Fixed Income Sectors

% of Net Assets
U.S. Treasury & Government Agencies	23.8
Foreign Government	10.0

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

AB Global Dynamic Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B (a)	Actual	0.88%	$1,000.00	$1,125.30	$4.64
	Hypothetical*	0.88%	$1,000.00	$1,020.43	$4.41

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—57.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Airbus SE	49,847	$7,068,051
Arconic, Inc.	20,650	533,183
BAE Systems plc	273,647	1,725,800
Boeing Co. (The)	25,425	9,254,954
Dassault Aviation S.A.	216	311,069
Elbit Systems, Ltd.	2,024	302,568
General Dynamics Corp.	13,430	2,441,843
Huntington Ingalls Industries, Inc. (a)	2,042	458,919
L3 Technologies, Inc.	3,785	927,969
L3Harris Technologies, Inc. (a)	5,690	1,076,150
Leonardo S.p.A.	34,220	433,670
Lockheed Martin Corp.	11,945	4,342,485
Meggitt plc	66,505	443,172
MTU Aero Engines AG	4,452	1,062,153
Northrop Grumman Corp.	8,325	2,689,891
Raytheon Co.	13,715	2,384,764
Rolls-Royce Holdings plc (b)	143,486	1,535,401
Safran S.A.	28,019	4,105,665
Singapore Technologies Engineering, Ltd.	132,000	404,614
Textron, Inc.	11,680	619,507
Thales S.A.	9,122	1,127,083
TransDigm Group, Inc. (a) (b)	2,402	1,162,088
United Technologies Corp.	39,052	5,084,570

		49,495,569

Air Freight & Logistics—0.2%
Bollore S.A.	74,253	327,636
C.H. Robinson Worldwide, Inc.	6,560	553,336
Deutsche Post AG	84,682	2,781,019
Expeditors International of Washington, Inc.	8,205	622,431
FedEx Corp. (a)	11,710	1,922,665
SG Holdings Co., Ltd.	12,335	350,025
United Parcel Service, Inc. - Class B (a)	33,400	3,449,218
Yamato Holdings Co., Ltd.	26,410	538,014

		10,544,344

Airlines—0.1%
Alaska Air Group, Inc.	5,903	377,261
American Airlines Group, Inc.	19,621	639,841
ANA Holdings, Inc.	9,872	327,142
Delta Air Lines, Inc.	29,951	1,699,719
Deutsche Lufthansa AG	20,347	348,668
easyJet plc	13,434	162,801
Japan Airlines Co., Ltd.	9,894	316,521
Singapore Airlines, Ltd.	45,600	312,984
Southwest Airlines Co.	24,285	1,233,192
United Continental Holdings, Inc. (b)	10,991	962,262

		6,380,391

Auto Components—0.3%
Aisin Seiki Co., Ltd.	13,874	476,878
Aptiv plc	12,621	1,020,156
BorgWarner, Inc.	9,940	417,281
Bridgestone Corp.	48,894	1,927,835
Cie Generale des Etablissements Michelin	14,627	1,855,697

Auto Components—(Continued)
Continental AG	9,417	1,372,938
Denso Corp.	37,099	1,563,827
Faurecia S.A.	6,546	303,858
Koito Manufacturing Co., Ltd.	8,947	478,883
NGK Spark Plug Co., Ltd.	13,248	249,415
Nokian Renkaat Oyj (b)	10,638	332,206
Pirelli & C S.p.A. (144A)	33,822	199,927
Stanley Electric Co., Ltd.	11,317	279,004
Sumitomo Electric Industries, Ltd.	64,567	849,632
Sumitomo Rubber Industries, Ltd.	14,457	167,531
Toyoda Gosei Co., Ltd.	5,496	107,522
Toyota Industries Corp.	12,553	692,593
Valeo S.A.	20,567	669,045
Yokohama Rubber Co., Ltd. (The)	10,035	184,857

		13,149,085

Automobiles—0.9%
Bayerische Motoren Werke AG	28,344	2,101,589
Daimler AG	77,847	4,330,833
Ferrari NV	10,457	1,698,123
Fiat Chrysler Automobiles NV	92,919	1,292,909
Ford Motor Co.	187,895	1,922,166
General Motors Co.	63,113	2,431,744
Harley-Davidson, Inc. (a)	7,775	278,578
Honda Motor Co., Ltd.	139,562	3,614,965
Isuzu Motors, Ltd.	47,209	540,220
Mazda Motor Corp.	48,677	509,687
Mitsubishi Motors Corp.	56,705	272,454
Nissan Motor Co., Ltd.	198,724	1,421,411
Peugeot S.A.	50,348	1,240,870
Renault S.A. (a)	16,455	1,037,289
Subaru Corp.	52,677	1,283,355
Suzuki Motor Corp.	31,528	1,483,994
Toyota Motor Corp.	195,533	12,153,355
Volkswagen AG	2,779	477,616
Yamaha Motor Co., Ltd.	23,964	427,223

		38,518,381

Banks—4.2%
ABN AMRO Bank NV (144A)	36,211	774,830
AIB Group plc	68,854	282,480
Aozora Bank, Ltd.	10,209	245,498
Australia & New Zealand Banking Group, Ltd.	244,575	4,849,957
Banco Bilbao Vizcaya Argentaria S.A.	570,810	3,192,081
Banco de Sabadell S.A.	481,701	499,986
Banco Espirito Santo S.A. (b) (c) (d)	169,954	0
Banco Santander S.A.	1,389,946	6,460,270
Bank Hapoalim B.M.	97,046	723,628
Bank Leumi Le-Israel B.M.	127,861	923,905
Bank of America Corp.	439,008	12,731,232
Bank of East Asia, Ltd. (The)	108,200	301,976
Bank of Ireland Group plc	83,118	435,729
Bank of Kyoto, Ltd. (The)	4,615	178,909
Bank of Queensland, Ltd.	33,973	227,460
Bankia S.A.	104,340	246,582
Bankinter S.A.	57,711	397,590

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Barclays plc	1,466,809	$2,795,967
BB&T Corp.	37,045	1,820,021
Bendigo & Adelaide Bank, Ltd.	41,345	336,521
BNP Paribas S.A.	89,629	4,264,402
BOC Hong Kong Holdings, Ltd.	316,700	1,247,847
CaixaBank S.A.	307,227	879,800
Chiba Bank, Ltd. (The)	48,160	235,866
Citigroup, Inc.	117,471	8,226,494
Citizens Financial Group, Inc.	22,454	793,973
Comerica, Inc.	7,755	563,323
Commerzbank AG	85,767	615,997
Commonwealth Bank of Australia	151,543	8,820,282
Concordia Financial Group, Ltd.	90,890	339,171
Credit Agricole S.A.	98,153	1,177,149
Danske Bank A/S	57,524	909,497
DBS Group Holdings, Ltd.	153,600	2,948,598
DNB ASA	82,406	1,532,840
Erste Group Bank AG (b)	25,756	956,075
Fifth Third Bancorp	31,535	879,827
FinecoBank Banca Fineco S.p.A.	44,307	494,243
First Republic Bank	7,901	771,533
Fukuoka Financial Group, Inc.	14,726	270,669
Hang Seng Bank, Ltd.	65,500	1,627,298
HSBC Holdings plc	1,716,505	14,320,924
Huntington Bancshares, Inc. (a)	51,055	705,580
ING Groep NV	333,159	3,863,295
Intesa Sanpaolo S.p.A.	1,274,077	2,726,553
Israel Discount Bank, Ltd. - Class A	99,646	407,430
Japan Post Bank Co., Ltd.	34,245	347,365
JPMorgan Chase & Co.	159,900	17,876,820
KBC Group NV	21,376	1,401,254
KeyCorp	49,720	882,530
Lloyds Banking Group plc	6,107,974	4,398,612
M&T Bank Corp.	6,795	1,155,626
Mebuki Financial Group, Inc.	75,700	197,828
Mediobanca S.p.A.	53,156	548,555
Mitsubishi UFJ Financial Group, Inc.	1,053,037	5,034,106
Mizrahi Tefahot Bank, Ltd. (b)	12,073	279,273
Mizuho Financial Group, Inc.	2,065,060	2,996,012
National Australia Bank, Ltd.	237,766	4,465,199
Nordea Bank Abp	260,024	1,889,246
Oversea-Chinese Banking Corp., Ltd.	273,300	2,310,733
People’s United Financial, Inc.	18,095	303,634
PNC Financial Services Group, Inc. (The)	22,135	3,038,693
Raiffeisen Bank International AG	12,729	298,648
Regions Financial Corp.	49,715	742,742
Resona Holdings, Inc.	179,062	748,301
Royal Bank of Scotland Group plc	412,575	1,151,859
Seven Bank, Ltd.	50,414	132,159
Shinsei Bank, Ltd.	13,141	204,544
Shizuoka Bank, Ltd. (The)	39,494	291,744
Skandinaviska Enskilda Banken AB - Class A	139,324	1,289,148
Societe Generale S.A.	65,704	1,662,601
Standard Chartered plc	240,804	2,191,192
Sumitomo Mitsui Financial Group, Inc.	113,807	4,029,903
Sumitomo Mitsui Trust Holdings, Inc.	28,404	1,031,768
SunTrust Banks, Inc.	21,600	1,357,560

Banks—(Continued)
SVB Financial Group (b)	2,625	589,549
Svenska Handelsbanken AB - A Shares	130,731	1,294,254
Swedbank AB - A Shares	77,525	1,164,277
U.S. Bancorp	73,035	3,827,034
UniCredit S.p.A.	171,824	2,115,196
United Overseas Bank, Ltd.	107,900	2,084,765
Wells Fargo & Co. (e)	203,710	9,639,557
Westpac Banking Corp.	295,132	5,879,703
Zions Bancorp N.A.	9,160	421,177

		186,276,455

Beverages—1.2%
Anheuser-Busch InBev S.A.	65,229	5,777,005
Asahi Group Holdings, Ltd.	31,049	1,399,169
Brown-Forman Corp. - Class B	7,917	438,839
Carlsberg A/S - Class B	9,158	1,214,356
Coca-Cola Amatil, Ltd.	42,852	307,359
Coca-Cola Bottlers Japan Holdings, Inc.	10,595	268,900
Coca-Cola Co. (The) (e)	184,210	9,379,973
Coca-Cola European Partners plc (b)	20,301	1,147,007
Coca-Cola HBC AG (b)	17,150	648,978
Constellation Brands, Inc. - Class A	7,975	1,570,597
Davide Campari-Milano S.p.A.	49,719	486,781
Diageo plc	206,991	8,913,914
Heineken Holding NV	9,863	1,035,379
Heineken NV	22,190	2,476,850
Kirin Holdings Co., Ltd.	70,419	1,519,902
Molson Coors Brewing Co. - Class B (a)	9,005	504,280
Monster Beverage Corp. (a) (b)	19,140	1,221,706
PepsiCo, Inc.	67,925	8,907,005
Pernod-Ricard S.A.	18,178	3,349,778
Remy Cointreau S.A.	1,939	279,826
Suntory Beverage & Food, Ltd.	11,904	516,775
Treasury Wine Estates, Ltd.	61,521	644,495

		52,008,874

Biotechnology—0.8%
AbbVie, Inc.	72,283	5,256,420
Alexion Pharmaceuticals, Inc. (b)	10,700	1,401,486
Amgen, Inc.	30,669	5,651,683
BeiGene, Ltd. (ADR) (b)	3,062	379,535
Biogen, Inc. (b)	9,730	2,275,555
Celgene Corp. (b)	33,640	3,109,682
CSL, Ltd.	38,779	5,866,677
Genmab A/S (b)	5,265	969,363
Gilead Sciences, Inc.	62,143	4,198,381
Grifols S.A.	25,536	754,551
Incyte Corp. (b)	8,433	716,468
PeptiDream, Inc. (b)	7,969	408,531
Regeneron Pharmaceuticals, Inc. (b)	3,741	1,170,933
Vertex Pharmaceuticals, Inc. (b)	12,267	2,249,522

		34,408,787

Building Products—0.3%
A.O. Smith Corp.	6,860	323,518

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—(Continued)
Allegion plc	4,501	$497,585
Asahi Glass Co., Ltd.	15,576	539,760
Assa Abloy AB - Class B	85,803	1,942,455
Cie de St-Gobain (a)	42,202	1,649,608
Daikin Industries, Ltd.	21,329	2,791,747
Fortune Brands Home & Security, Inc.	6,727	384,313
Geberit AG	3,171	1,481,394
Johnson Controls International plc	44,384	1,833,503
Kingspan Group plc	13,126	712,888
LIXIL Group Corp.	22,518	357,153
Masco Corp.	14,675	575,847
TOTO, Ltd.	12,121	480,047

		13,569,818

Capital Markets—1.4%
3i Group plc	83,294	1,179,466
Affiliated Managers Group, Inc.	2,505	230,811
Ameriprise Financial, Inc.	6,715	974,749
Amundi S.A. (144A)	5,192	362,771
ASX, Ltd.	16,573	960,580
Bank of New York Mellon Corp. (The)	43,685	1,928,693
BlackRock, Inc.	5,910	2,773,563
Cboe Global Markets, Inc.	5,317	551,001
Charles Schwab Corp. (The)	57,745	2,320,772
CME Group, Inc.	17,185	3,335,780
Credit Suisse Group AG (b)	218,809	2,625,511
Daiwa Securities Group, Inc.	130,929	574,893
Deutsche Bank AG	168,081	1,295,597
Deutsche Boerse AG	16,266	2,300,911
E*Trade Financial Corp.	12,215	544,789
Franklin Resources, Inc. (a)	14,241	495,587
Goldman Sachs Group, Inc. (The)	16,650	3,406,590
Hargreaves Lansdown plc	24,363	594,437
Hong Kong Exchanges and Clearing, Ltd.	101,700	3,594,679
Intercontinental Exchange, Inc.	27,380	2,353,037
Invesco, Ltd.	19,720	403,471
Investec plc	57,677	374,941
Japan Exchange Group, Inc.	43,619	694,900
Julius Baer Group, Ltd. (b)	19,160	854,748
London Stock Exchange Group plc	26,825	1,868,994
Macquarie Group, Ltd.	27,682	2,442,589
MarketAxess Holdings, Inc.	1,854	595,913
Moody’s Corp.	8,025	1,567,363
Morgan Stanley	62,860	2,753,897
MSCI, Inc.	4,290	1,024,409
Nasdaq, Inc. (a)	5,470	526,050
Natixis S.A.	80,904	326,214
Nomura Holdings, Inc.	284,116	1,009,179
Northern Trust Corp.	10,590	953,100
Partners Group Holding AG	1,600	1,257,226
Raymond James Financial, Inc.	6,149	519,898
S&P Global, Inc.	12,115	2,759,676
SBI Holdings, Inc.	20,251	502,544
Schroders plc	10,645	412,769
Singapore Exchange, Ltd.	67,900	398,220
St. James’s Place plc	45,325	633,226

Capital Markets—(Continued)
Standard Life Aberdeen plc	213,271	798,777
State Street Corp.	18,190	1,019,731
T. Rowe Price Group, Inc.	11,590	1,271,539
UBS Group AG (b)	330,101	3,923,100

		61,296,691

Chemicals—1.4%
Air Liquide S.A.	36,763	5,144,328
Air Products & Chemicals, Inc.	10,545	2,387,072
Air Water, Inc.	12,601	216,355
Akzo Nobel NV	19,497	1,832,618
Albemarle Corp. (a)	5,088	358,246
Arkema S.A.	5,893	548,110
Asahi Kasei Corp.	108,065	1,154,538
BASF SE	78,628	5,711,965
Celanese Corp.	6,395	689,381
CF Industries Holdings, Inc.	11,100	518,481
Chr Hansen Holding A/S	9,030	849,089
Clariant AG (b)	17,111	347,882
Corteva, Inc. (b)	36,774	1,087,407
Covestro AG (144A)	14,883	756,546
Croda International plc	11,001	715,366
Daicel Corp.	22,192	197,770
Dow, Inc. (b)	36,774	1,813,326
DuPont de Nemours, Inc.	36,774	2,760,624
Eastman Chemical Co.	6,680	519,904
Ecolab, Inc.	12,245	2,417,653
EMS-Chemie Holding AG	702	455,607
Evonik Industries AG	15,223	443,311
FMC Corp.	6,840	567,378
Givaudan S.A.	791	2,233,299
Hitachi Chemical Co., Ltd.	8,996	244,690
Incitec Pivot, Ltd.	135,688	325,196
International Flavors & Fragrances, Inc. (a)	4,885	708,774
Israel Chemicals, Ltd.	59,536	312,680
Johnson Matthey plc	16,568	702,775
JSR Corp.	16,252	257,286
Kaneka Corp.	4,288	161,637
Kansai Paint Co., Ltd.	14,983	315,046
Koninklijke DSM NV	15,531	1,920,301
Kuraray Co., Ltd.	27,005	323,359
LANXESS AG	7,445	442,418
Linde plc	26,537	5,328,630
LyondellBasell Industries NV - Class A	15,071	1,298,065
Mitsubishi Chemical Holdings Corp.	109,605	767,022
Mitsubishi Gas Chemical Co., Inc.	13,716	183,360
Mitsui Chemicals, Inc.	15,792	392,217
Mosaic Co. (The)	16,980	425,009
Nippon Paint Holdings Co., Ltd. (a)	12,536	487,455
Nissan Chemical Corp.	10,842	489,571
Nitto Denko Corp.	13,387	659,321
Novozymes A/S - B Shares	18,742	873,902
Orica, Ltd.	32,525	463,463
PPG Industries, Inc.	11,490	1,340,998
Sherwin-Williams Co. (The) (a)	3,960	1,814,828

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Shin-Etsu Chemical Co., Ltd.	31,115	$2,905,162
Showa Denko KK	11,575	343,263
Sika AG	10,924	1,864,514
Solvay S.A.	6,345	657,408
Sumitomo Chemical Co., Ltd.	127,544	593,458
Symrise AG	11,014	1,059,824
Taiyo Nippon Sanso Corp.	10,986	232,915
Teijin, Ltd.	15,064	257,187
Toray Industries, Inc.	118,714	904,513
Tosoh Corp.	21,989	310,288
Umicore S.A.	16,875	542,580
Yara International ASA	15,203	737,926

		64,373,297

Commercial Services & Supplies—0.3%
Brambles, Ltd.	136,435	1,236,211
Cintas Corp.	4,130	980,008
Copart, Inc. (b)	9,865	737,310
Dai Nippon Printing Co., Ltd.	20,818	446,174
Edenred	20,518	1,046,778
G4S plc	131,195	347,433
ISS A/S	13,510	407,877
Park24 Co., Ltd.	9,805	228,930
Rentokil Initial plc	158,313	799,948
Republic Services, Inc.	10,385	899,756
Rollins, Inc. (a)	7,079	253,924
Secom Co., Ltd.	17,974	1,545,606
Securitas AB - B Shares	26,805	470,445
Societe BIC S.A.	2,168	165,406
Sohgo Security Services Co., Ltd.	6,144	283,750
Toppan Printing Co., Ltd.	21,017	318,407
Waste Management, Inc.	18,835	2,172,994

		12,340,957

Communications Equipment—0.4%
Arista Networks, Inc. (b)	2,556	663,589
Cisco Systems, Inc. (e)	216,200	11,832,626
F5 Networks, Inc. (b)	2,885	420,142
Juniper Networks, Inc.	16,520	439,928
Motorola Solutions, Inc.	7,900	1,317,167
Nokia Oyj	482,472	2,397,572
Telefonaktiebolaget LM Ericsson - B Shares	263,015	2,496,089

		19,567,113

Construction & Engineering—0.3%
ACS Actividades de Construccion y Servicios S.A.	21,565	861,061
Bouygues S.A.	19,082	706,785
CIMIC Group, Ltd.	8,381	263,938
Eiffage S.A.	6,712	663,585
Ferrovial S.A.	42,180	1,079,746
HOCHTIEF AG	2,117	257,816
Jacobs Engineering Group, Inc.	5,750	485,243
JGC Corp.	18,850	259,653
Kajima Corp.	38,467	528,995
Obayashi Corp.	55,588	551,150

Construction & Engineering—(Continued)
Quanta Services, Inc.	6,985	266,757
Shimizu Corp.	50,626	421,337
Skanska AB - B Shares	29,118	525,901
Taisei Corp.	17,300	629,678
Vinci S.A.	43,530	4,463,030

		11,964,675

Construction Materials—0.2%
Boral, Ltd.	99,127	356,879
CRH plc	69,455	2,269,289
Fletcher Building, Ltd.	72,155	234,356
HeidelbergCement AG	12,740	1,030,505
Imerys S.A.	3,144	167,458
James Hardie Industries plc	37,860	498,032
LafargeHolcim, Ltd. (b)	41,564	2,030,037
Martin Marietta Materials, Inc.	3,012	693,091
Taiheiyo Cement Corp.	10,376	314,638
Vulcan Materials Co.	6,350	871,919

		8,466,204

Consumer Finance—0.2%
Acom Co., Ltd.	33,743	121,706
AEON Financial Service Co., Ltd.	9,534	153,245
American Express Co.	33,680	4,157,459
Capital One Financial Corp.	22,765	2,065,696
Credit Saison Co., Ltd.	13,328	156,421
Discover Financial Services	16,085	1,248,035
Synchrony Financial	31,787	1,102,055

		9,004,617

Containers & Packaging—0.1%
AMCOR plc (b)	79,851	917,488
Avery Dennison Corp.	4,100	474,288
Ball Corp. (a)	16,240	1,136,637
International Paper Co.	19,435	841,924
Packaging Corp. of America	4,799	457,441
Sealed Air Corp. (a)	7,495	320,636
Smurfit Kappa Group plc	19,314	584,496
Toyo Seikan Group Holdings, Ltd.	12,156	241,774
WestRock Co.	12,195	444,752

		5,419,436

Distributors—0.0%
Genuine Parts Co.	7,015	726,614
Jardine Cycle & Carriage, Ltd.	8,600	230,713
LKQ Corp. (b)	15,232	405,323

		1,362,650

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	6,065	141,337
H&R Block, Inc. (a)	9,855	288,751

		430,088

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.6%
AMP, Ltd.	248,375	$370,258
Berkshire Hathaway, Inc. - Class B (b) (e)	93,550	19,942,054
Challenger, Ltd.	46,511	217,341
Eurazeo S.A.	3,439	240,157
EXOR NV	9,284	648,791
Groupe Bruxelles Lambert S.A.	6,907	677,707
Industrivarden AB - C Shares	14,367	318,429
Investor AB - B Shares	38,992	1,873,296
Jefferies Financial Group, Inc.	12,775	245,663
Kinnevik AB - Class B	20,709	539,130
L E Lundbergforetagen AB - B Shares	6,582	246,390
Mitsubishi UFJ Lease & Finance Co., Ltd.	34,086	181,259
ORIX Corp.	113,396	1,695,110
Pargesa Holding S.A.	3,332	256,919
Tokyo Century Corp.	3,724	157,599
Wendel S.A.	2,388	326,152

		27,936,255

Diversified Telecommunication Services—1.1%
AT&T, Inc. (e)	350,041	11,729,874
BT Group plc	722,033	1,804,797
Cellnex Telecom S.A. (144A) (b)	16,624	615,394
CenturyLink, Inc.	45,713	537,585
Deutsche Telekom AG	285,326	4,937,706
Elisa Oyj	12,176	594,049
HKT Trust & HKT, Ltd.	324,000	514,431
Iliad S.A. (a)	2,287	257,409
Koninklijke KPN NV	305,820	939,061
Nippon Telegraph & Telephone Corp.	55,099	2,567,780
Orange S.A.	170,787	2,692,655
PCCW, Ltd.	359,000	207,353
Proximus SADP	13,041	384,901
Singapore Telecommunications, Ltd.	630,700	1,634,634
Singapore Telecommunications, Ltd.	68,200	176,740
Spark New Zealand, Ltd.	155,260	417,347
Swisscom AG	2,218	1,113,584
Telecom Italia S.p.A. (b)	780,886	426,391
Telecom Italia S.p.A. - Risparmio Shares (a)	509,683	264,338
Telefonica Deutschland Holding AG	76,391	213,544
Telefonica S.A.	400,029	3,284,917
Telenor ASA	62,983	1,338,433
Telia Co. AB	240,942	1,070,488
Telstra Corp., Ltd.	356,347	963,945
TPG Telecom, Ltd.	31,380	142,001
United Internet AG	10,539	347,054
Verizon Communications, Inc. (e)	198,720	11,352,873

		50,529,284

Electric Utilities—1.1%
Alliant Energy Corp.	11,344	556,764
American Electric Power Co., Inc.	23,650	2,081,436
AusNet Services	152,806	201,344
Chubu Electric Power Co., Inc.	55,156	774,569
Chugoku Electric Power Co., Inc. (The)	23,531	296,980
CK Infrastructure Holdings, Ltd.	56,700	461,935
CLP Holdings, Ltd.	140,582	1,548,911

Electric Utilities—(Continued)
Duke Energy Corp.	34,215	3,019,132
Edison International	15,645	1,054,629
EDP - Energias de Portugal S.A.	219,114	833,519
Electricite de France S.A.	51,539	650,019
Endesa S.A.	27,191	699,507
Enel S.p.A.	696,262	4,864,950
Entergy Corp.	8,725	898,064
Evergy, Inc.	12,586	757,048
Eversource Energy	15,165	1,148,900
Exelon Corp.	46,424	2,225,567
FirstEnergy Corp.	23,325	998,543
Fortum Oyj	38,022	840,332
HK Electric Investments & HK Electric Investments, Ltd.	224,100	229,499
Iberdrola S.A.	502,370	5,011,079
Kansai Electric Power Co., Inc. (The)	60,270	691,327
Kyushu Electric Power Co., Inc.	32,075	314,596
NextEra Energy, Inc.	23,045	4,720,999
Orsted A/S (144A)	16,195	1,401,620
Pinnacle West Capital Corp.	5,350	503,382
Power Assets Holdings, Ltd.	118,700	853,432
PPL Corp.	34,615	1,073,411
Red Electrica Corp. S.A.	37,056	771,482
Southern Co. (The)	49,395	2,730,556
SSE plc	87,877	1,253,494
Terna Rete Elettrica Nazionale S.p.A.	120,446	767,399
Tohoku Electric Power Co., Inc.	36,143	366,087
Tokyo Electric Power Co. Holdings, Inc. (b)	130,691	682,808
Verbund AG	5,855	306,117
Xcel Energy, Inc.	24,710	1,469,998

		47,059,435

Electrical Equipment—0.5%
ABB, Ltd.	157,765	3,168,053
AMETEK, Inc.	11,067	1,005,326
Eaton Corp. plc	20,838	1,735,389
Emerson Electric Co.	30,095	2,007,938
Fuji Electric Co., Ltd.	10,864	375,897
Legrand S.A.	22,840	1,673,633
Melrose Industries plc	415,895	957,240
Mitsubishi Electric Corp.	156,241	2,065,216
Nidec Corp.	19,142	2,626,712
Prysmian S.p.A.	20,692	427,049
Rockwell Automation, Inc.	5,845	957,586
Schneider Electric SE	47,084	4,270,874
Siemens Gamesa Renewable Energy S.A.	20,477	340,471
Vestas Wind Systems A/S	16,729	1,447,109

		23,058,493

Electronic Equipment, Instruments & Components—0.6%
Alps Electric Co., Ltd.	17,688	297,587
Amphenol Corp. - Class A	14,470	1,388,252
Corning, Inc.	38,440	1,277,361
FLIR Systems, Inc.	6,605	357,331
Halma plc	32,500	835,597
Hamamatsu Photonics KK	12,007	468,601
Hexagon AB - B Shares	22,290	1,237,765

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Hirose Electric Co., Ltd.	2,803	$313,620
Hitachi High-Technologies Corp.	5,943	305,848
Hitachi, Ltd.	82,755	3,041,410
Ingenico Group S.A.	5,136	454,286
IPG Photonics Corp. (b)	1,681	259,294
Keyence Corp.	7,808	4,798,324
Keysight Technologies, Inc. (b)	8,930	802,003
Kyocera Corp.	27,478	1,798,242
Murata Manufacturing Co., Ltd.	49,176	2,217,765
Nippon Electric Glass Co., Ltd.	6,816	173,098
Omron Corp.	16,485	863,739
Shimadzu Corp.	19,009	467,598
TDK Corp.	11,094	862,565
TE Connectivity, Ltd.	16,500	1,580,370
Venture Corp., Ltd.	23,200	279,497
Yaskawa Electric Corp.	20,547	702,436
Yokogawa Electric Corp.	19,563	384,565

		25,167,154

Energy Equipment & Services—0.1%
Baker Hughes a GE Co.	24,625	606,514
Halliburton Co. (a)	42,050	956,217
Helmerich & Payne, Inc.	5,205	263,477
John Wood Group plc	57,627	332,902
National Oilwell Varco, Inc. (a)	18,405	409,143
Schlumberger, Ltd.	66,537	2,644,180
TechnipFMC plc	20,436	530,110
Tenaris S.A.	40,424	531,861
WorleyParsons, Ltd.	27,272	283,109

		6,557,513

Entertainment—0.7%
Activision Blizzard, Inc.	36,704	1,732,429
Electronic Arts, Inc. (b)	14,480	1,466,245
Konami Holdings Corp.	7,991	375,003
Netflix, Inc. (b)	20,981	7,706,741
Nexon Co., Ltd. (b)	42,114	611,398
Nintendo Co., Ltd.	9,703	3,567,114
Take-Two Interactive Software, Inc. (b)	5,427	616,127
Toho Co., Ltd.	9,707	413,250
UBISOFT Entertainment S.A. (b)	7,156	561,032
Viacom, Inc. - Class B	16,970	506,894
Vivendi S.A. (a)	78,275	2,157,397
Walt Disney Co. (The)	85,122	11,886,436

		31,600,066

Equity Real Estate Investment Trusts—4.5%
Acadia Realty Trust	9,155	250,572
Activia Properties, Inc.	79	343,592
Advance Residence Investment Corp.	143	425,278
Aedifica S.A.	2,769	264,228
AEON REIT Investment Corp.	167	213,723
Agree Realty Corp. (a)	4,250	272,213
Alexander’s, Inc.	284	105,165
Alexandria Real Estate Equities, Inc.	17,841	2,517,187

Equity Real Estate Investment Trusts—(Continued)
Allied Properties Real Estate Investment Trust	12,420	449,265
Alstria Office REIT-AG	17,950	290,638
American Assets Trust, Inc.	5,250	247,380
American Campus Communities, Inc.	15,477	714,418
American Homes 4 Rent Trust - Class A	29,074	706,789
American Tower Corp.	21,145	4,323,095
Americold Realty Trust (a)	21,658	702,152
Apartment Investment & Management Co. - Class A	24,626	1,234,255
Apple Hospitality REIT, Inc.	23,750	376,675
Artis Real Estate Investment Trust	14,350	127,441
Ascencio	600	38,887
Ascendas Real Estate Investment Trust	499,848	1,153,051
Assura plc	267,845	217,084
AvalonBay Communities, Inc.	22,388	4,548,794
Befimmo S.A.	2,400	138,028
Big Yellow Group plc	17,400	218,669
Boardwalk Real Estate Investment Trust	4,300	130,817
Boston Properties, Inc.	24,962	3,220,098
Brandywine Realty Trust	19,676	281,760
British Land Co. plc (The)	184,910	1,265,483
Brixmor Property Group, Inc.	33,577	600,357
Brookfield Property REIT, Inc. Class A	10,624	200,687
BWP Trust	55,218	142,977
Camden Property Trust	10,566	1,102,985
Canadian Apartment Properties REIT	16,500	609,324
CapitaLand Commercial Trust, Ltd.	498,684	799,960
CapitaLand Mall Trust	490,237	954,224
CareTrust REIT, Inc.	10,750	255,635
CDL Hospitality Trusts	88,882	107,135
Champion REIT	222,506	185,143
Charter Hall Retail REIT	41,523	127,570
Chatham Lodging Trust	5,150	97,181
Chesapeake Lodging Trust	6,707	190,613
Choice Properties Real Estate Investment Trust	26,118	272,837
Civitas Social Housing plc	70,650	75,590
Cofinimmo S.A.	2,545	330,629
Colony Capital, Inc.	54,050	270,250
Columbia Property Trust, Inc.	13,150	272,731
Comforia Residential REIT, Inc.	66	189,467
Cominar Real Estate Investment Trust	20,531	196,131
Corporate Office Properties Trust	12,650	333,581
Cousins Properties, Inc.	16,309	589,897
Covivio	8,935	935,253
Crombie Real Estate Investment Trust	10,000	115,001
Cromwell Property Group	191,657	155,559
Crown Castle International Corp.	19,910	2,595,268
CubeSmart	21,277	711,503
Custodian REIT plc	41,863	63,090
CyrusOne, Inc.	12,650	730,158
Daiwa House REIT Investment Co.	373	900,166
Daiwa Office Investment Corp.	31	222,376
Derwent London plc	11,400	451,245
Dexus	217,452	1,984,628
DiamondRock Hospitality Co.	22,650	234,201
Digital Realty Trust, Inc. (a)	33,451	3,940,193
Douglas Emmett, Inc.	18,240	726,682

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Dream Global Real Estate Investment Trust	20,450	$213,159
Dream Industrial Real Estate Investment Trust	12,350	111,283
Dream Office Real Estate Investment Trust	5,550	100,189
Duke Realty Corp.	57,926	1,831,041
Easterly Government Properties, Inc. (a)	7,675	138,994
EastGroup Properties, Inc.	4,079	473,082
Empire State Realty Trust, Inc. - Class A	16,529	244,794
Empiric Student Property plc	66,503	76,686
EPR Properties	8,497	633,791
Equinix, Inc.	3,917	1,975,304
Equity Commonwealth	13,600	442,272
Equity Lifestyle Properties, Inc.	9,708	1,177,969
Equity Residential	59,133	4,489,377
Essex Property Trust, Inc.	10,649	3,108,763
Eurocommercial Properties NV	5,450	145,661
Extra Space Storage, Inc.	20,044	2,126,668
Federal Realty Investment Trust	12,041	1,550,399
First Industrial Realty Trust, Inc.	14,200	521,708
Fortune Real Estate Investment Trust	151,380	208,115
Four Corners Property Trust, Inc.	7,700	210,441
Franklin Street Properties Corp.	11,650	85,977
Frasers Logistics & Industrial Trust	169,300	151,427
Frontier Real Estate Investment Corp.	50	213,327
Fukuoka REIT Corp.	82	132,245
Gaming and Leisure Properties, Inc.	22,896	892,486
GCP Student Living plc	46,604	95,990
Gecina S.A.	9,843	1,473,021
Getty Realty Corp.	3,715	114,273
Global Net Lease, Inc.	9,500	186,390
GLP J-REIT	385	438,738
Goodman Group	341,875	3,613,172
GPT Group (The)	375,739	1,625,067
Granite Real Estate Investment Trust	5,600	257,817
Great Portland Estates plc	30,730	267,114
Green REIT plc	78,651	161,884
H&R Real Estate Investment Trust	32,415	565,353
Hamborner REIT AG	7,900	80,957
Hammerson plc	86,929	306,312
Hansteen Holdings plc	47,221	58,398
HCP, Inc.	77,142	2,467,001
Healthcare Realty Trust, Inc.	14,410	451,321
Healthcare Trust of America, Inc. - Class A	23,025	631,576
Hersha Hospitality Trust	3,912	64,704
Hibernia REIT plc	78,916	130,028
Highwoods Properties, Inc.	11,550	477,015
Hospitality Properties Trust	18,400	460,000
Host Hotels & Resorts, Inc.	118,830	2,165,083
Hudson Pacific Properties, Inc.	17,163	571,013
Hulic REIT, Inc.	125	217,051
Icade (a)	6,187	567,607
Immobiliare Grande Distribuzione SIIQ S.p.A.	5,509	36,333
Impact Healthcare Reit plc	16,100	22,498
Independence Realty Trust, Inc.	10,100	116,857
Industrial & Infrastructure Fund Investment Corp.	176	218,740
Industrial Logistics Properties Trust	7,250	150,945
Inmobiliaria Colonial Socimi S.A.	36,884	410,751
InterRent Real Estate Investment Trust	11,350	119,606

Equity Real Estate Investment Trusts—(Continued)
Intervest Offices & Warehouses NV	2,450	68,813
Intu Properties plc	100,511	97,371
Invesco Office J-REIT, Inc.	957	160,133
Investors Real Estate Trust	1,341	78,676
Invincible Investment Corp.	514	266,182
Invitation Homes, Inc.	47,774	1,276,999
Irish Residential Properties REIT plc	41,347	79,259
Iron Mountain, Inc.	13,749	430,344
Japan Excellent, Inc.	135	198,160
Japan Hotel REIT Investment Corp.	506	407,662
Japan Logistics Fund, Inc.	98	224,255
Japan Prime Realty Investment Corp.	164	710,437
Japan Real Estate Investment Corp.	261	1,588,317
Japan Rental Housing Investments, Inc.	169	131,398
Japan Retail Fund Investment Corp.	522	1,055,321
JBG SMITH Properties	13,825	543,876
Kenedix Office Investment Corp.	43	307,818
Kenedix Residential Next Investment Corp.	101	178,825
Kenedix Retail REIT Corp.	58	142,458
Keppel REIT	223,932	208,550
Killam Apartment Real Estate Investment Trust	9,650	138,462
Kilroy Realty Corp.	11,213	827,632
Kimco Realty Corp.	65,842	1,216,760
Kite Realty Group Trust	9,312	140,891
Kiwi Property Group, Ltd.	162,670	174,847
Klepierre	39,086	1,310,300
Land Securities Group plc	141,146	1,495,069
Lar Espana Real Estate Socimi S.A.	7,450	57,745
Lexington Realty Trust	25,750	242,308
Liberty Property Trust	16,736	837,469
Life Storage, Inc.	5,266	500,691
Link REIT	419,691	5,162,189
LondonMetric Property plc	73,226	196,252
LTC Properties, Inc.	4,450	203,187
LXI REIT plc	49,502	80,004
Macerich Co. (The) (a)	21,026	704,161
Mack-Cali Realty Corp.	10,207	237,721
Mapletree Commercial Trust	216,941	335,311
Mapletree Industrial Trust	159,757	264,534
Mapletree Logistics Trust	275,394	323,923
MCUBS MidCity Investment Corp.	173	162,684
Medical Properties Trust, Inc. (a)	44,289	772,400
Mercialys S.A.	6,950	91,753
Merlin Properties Socimi S.A.	37,538	520,771
Mid-America Apartment Communities, Inc.	18,353	2,161,249
Mirvac Group	756,554	1,665,461
Monmouth Real Estate Investment Corp.	10,250	138,888
Montea CVA	1,350	115,752
Mori Hills REIT Investment Corp.	175	247,797
Mori Trust Sogo REIT, Inc.	112	182,021
National Health Investors, Inc.	4,700	366,741
National Retail Properties, Inc.	18,366	973,582
National Storage Affiliates Trust	6,400	185,216
NewRiver REIT plc (London Exchange)	34,111	77,199
Nippon Accommodations Fund, Inc.	51	285,710
Nippon Building Fund, Inc.	259	1,773,349
Nippon Prologis REIT, Inc.	378	872,475

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
NIPPON REIT Investment Corp.	49	$190,469
Nomura Real Estate Master Fund, Inc.	823	1,265,427
Northview Apartment Real Estate Investment Trust	5,400	110,924
NorthWest Healthcare Properties Real Estate Investment Trust	11,600	104,347
NSI NV	2,021	85,621
Office Properties Income Trust	5,331	140,045
Omega Healthcare Investors, Inc.	24,170	888,248
Orix JREIT, Inc.	298	543,293
Paramount Group, Inc.	22,774	319,064
Park Hotels & Resorts, Inc.	22,735	626,577
Pebblebrook Hotel Trust	14,611	411,738
Pennsylvania Real Estate Investment Trust (a)	7,800	50,700
Physicians Realty Trust	20,869	363,955
Piedmont Office Realty Trust, Inc. - Class A	14,100	281,013
Premier Investment Corp.	143	188,044
Primary Health Properties plc	127,163	215,434
ProLogis, Inc.	101,456	8,126,626
PS Business Parks, Inc.	2,250	379,193
Public Storage	24,097	5,739,182
QTS Realty Trust, Inc. - Class A	6,100	281,698
RDI REIT plc	28,749	38,573
Realty Income Corp.	49,836	3,437,189
Regency Centers Corp.	26,991	1,801,379
Regional REIT, Ltd. (144A)	36,038	49,328
Retail Estates NV	977	90,354
Retail Opportunity Investments Corp.	12,635	216,438
Retail Properties of America, Inc. - Class A	23,750	279,300
Retail Value, Inc.	1,642	57,142
Rexford Industrial Realty, Inc.	11,700	472,329
RioCan Real Estate Investment Trust	34,714	688,952
RLJ Lodging Trust	19,345	343,180
RPT Realty (a)	8,778	106,302
Ryman Hospitality Properties, Inc.	5,186	420,533
Sabra Health Care REIT, Inc.	20,105	395,867
Safestore Holdings plc	23,190	180,814
Saul Centers, Inc.	1,353	75,944
SBA Communications Corp. (b)	5,472	1,230,324
Scentre Group	1,034,916	2,794,783
Segro plc	216,530	2,008,411
Sekisui House REIT, Inc.	453	338,868
Senior Housing Properties Trust	26,650	220,396
Seritage Growth Properties - Class A (a)	3,650	156,804
Shaftesbury plc	25,250	257,909
Shopping Centres Australasia Property Group	105,087	176,499
Simon Property Group, Inc.	49,775	7,952,054
SITE Centers Corp.	15,775	208,861
SL Green Realty Corp.	13,538	1,088,049
Smart Real Estate Investment Trust	14,300	362,646
Spirit Realty Capital, Inc. (a)	9,811	418,537
STAG Industrial, Inc.	14,235	430,466
Stockland	476,770	1,397,039
STORE Capital Corp.	23,412	777,044
Summit Hotel Properties, Inc. (a)	11,650	133,626
Summit Industrial Income REIT	10,400	102,289
Sun Communities, Inc.	9,571	1,226,906
Sunstone Hotel Investors, Inc.	25,656	351,744

Equity Real Estate Investment Trusts—(Continued)
Suntec Real Estate Investment Trust	383,478	550,196
Tanger Factory Outlet Centers, Inc. (a)	10,250	166,153
Target Healthcare REIT, Ltd.	43,661	64,090
Taubman Centers, Inc.	6,600	269,478
Terreno Realty Corp.	7,000	343,280
Tokyu REIT, Inc.	99	171,921
Triple Point Social Housing REIT plc (144A)	36,103	37,874
Tritax Big Box REIT plc	193,635	379,763
UDR, Inc.	44,834	2,012,598
Unibail-Rodamco-Westfield	26,583	3,982,609
Unibail-Rodamco-Westfield	550	82,397
UNITE Group plc (The)	29,500	365,412
United Urban Investment Corp.	575	963,045
Universal Health Realty Income Trust	1,476	125,357
Urban Edge Properties	12,950	224,424
Urstadt Biddle Properties, Inc. - Class A	3,300	69,300
Vastned Retail NV	2,007	64,840
Ventas, Inc.	57,672	3,941,881
VEREIT, Inc.	110,264	993,479
VICI Properties, Inc. (a)	50,712	1,117,692
Vicinity Centres	633,982	1,092,153
Vornado Realty Trust	27,845	1,784,865
Warehouses De Pauw SCA	2,017	339,454
Washington Prime Group, Inc. (a)	21,031	80,338
Washington Real Estate Investment Trust	8,994	240,410
Weingarten Realty Investors	13,658	374,502
Welltower, Inc.	63,946	5,213,517
Wereldhave Belgium NV	250	22,914
Wereldhave NV	4,550	119,218
Weyerhaeuser Co.	35,992	948,029
Workspace Group plc	15,050	167,158
WP Carey, Inc.	19,151	1,554,678
Xenia Hotels & Resorts, Inc.	12,750	265,838
Xior Student Housing NV	1,250	65,146

		198,214,581

Food & Staples Retailing—0.8%
Aeon Co., Ltd.	55,981	963,063
Carrefour S.A. (a)	50,673	978,480
Casino Guichard Perrachon S.A. (a)	4,800	163,755
Coles Group, Ltd. (b)	97,063	910,850
Colruyt S.A.	4,916	285,283
Costco Wholesale Corp.	21,095	5,574,565
Dairy Farm International Holdings, Ltd.	28,500	203,787
FamilyMart UNY Holdings Co., Ltd. (a)	21,695	517,071
ICA Gruppen AB (a)	7,749	333,275
J Sainsbury plc	148,932	370,619
Jeronimo Martins SGPS S.A.	21,619	348,154
Koninklijke Ahold Delhaize NV	101,334	2,279,067
Kroger Co. (The)	38,360	832,796
Lawson, Inc.	4,345	208,518
METRO AG	15,225	278,379
Seven & i Holdings Co., Ltd.	64,502	2,186,314
Sundrug Co., Ltd.	6,054	164,053
Sysco Corp.	22,945	1,622,670
Tesco plc	838,380	2,418,766

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Tsuruha Holdings, Inc.	3,185	$294,808
Walgreens Boots Alliance, Inc.	38,595	2,109,989
Walmart, Inc. (e)	68,474	7,565,692
Welcia Holdings Co., Ltd.	4,135	168,732
WM Morrison Supermarkets plc	202,736	518,575
Woolworths Group, Ltd.	112,779	2,635,289

		33,932,550

Food Products—1.3%
a2 Milk Co., Ltd. (b)	62,783	620,049
Ajinomoto Co., Inc.	37,609	653,105
Archer-Daniels-Midland Co.	26,955	1,099,764
Associated British Foods plc	30,498	955,933
Barry Callebaut AG	189	379,122
Calbee, Inc.	6,963	187,637
Campbell Soup Co. (a)	9,190	368,243
Chocoladefabriken Lindt & Spruengli AG	9	732,283
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	92	669,365
Conagra Brands, Inc. (a)	23,340	618,977
Danone S.A.	52,781	4,476,376
General Mills, Inc.	28,660	1,505,223
Golden Agri-Resources, Ltd.	542,700	116,354
Hershey Co. (The)	6,765	906,713
Hormel Foods Corp.	13,110	531,479
J.M. Smucker Co. (The)	5,485	631,817
Kellogg Co.	12,155	651,143
Kerry Group plc - Class A	13,583	1,621,848
Kikkoman Corp.	12,448	542,845
Kraft Heinz Co. (The)	29,823	925,706
Lamb Weston Holdings, Inc.	6,948	440,225
McCormick & Co., Inc.	5,870	909,909
MEIJI Holdings Co., Ltd.	9,803	700,979
Mondelez International, Inc. - Class A	69,860	3,765,454
Mowi ASA (b)	37,550	878,128
Nestle S.A.	262,211	27,146,373
NH Foods, Ltd.	7,362	315,858
Nisshin Seifun Group, Inc.	16,936	386,081
Nissin Foods Holdings Co., Ltd.	5,444	350,346
Orkla ASA	65,419	581,077
Toyo Suisan Kaisha, Ltd.	7,622	313,278
Tyson Foods, Inc. - Class A	14,150	1,142,471
Vitasoy International Holdings, Ltd.	63,600	305,376
WH Group, Ltd. (144A)	816,600	831,336
Wilmar International, Ltd.	164,439	450,703
Yakult Honsha Co., Ltd.	10,250	603,414
Yamazaki Baking Co., Ltd.	10,244	155,052

		57,470,042

Gas Utilities—0.2%
APA Group	101,005	767,114
Atmos Energy Corp. (a)	5,565	587,441
Enagas S.A.	19,415	518,737
Hong Kong & China Gas Co., Ltd.	858,574	1,904,750
Naturgy Energy Group S.A.	25,700	707,854
Osaka Gas Co., Ltd.	32,103	559,960

Gas Utilities—(Continued)
Snam S.p.A. (a)	178,182	886,480
Toho Gas Co., Ltd.	6,422	236,668
Tokyo Gas Co., Ltd.	32,843	772,737

		6,941,741

Health Care Equipment & Supplies—1.4%
Abbott Laboratories	84,470	7,103,927
ABIOMED, Inc. (a) (b)	2,172	565,784
Alcon, Inc. (b)	37,120	2,295,807
Align Technology, Inc. (b)	3,499	957,676
Asahi Intecc Co., Ltd.	16,698	412,847
Baxter International, Inc.	23,800	1,949,220
Becton Dickinson & Co.	12,957	3,265,294
BioMerieux	3,563	295,172
Boston Scientific Corp. (a) (b)	66,480	2,857,310
Carl Zeiss Meditec AG	3,446	339,925
Cochlear, Ltd.	4,941	718,738
Coloplast A/S - Class B	10,170	1,151,835
Cooper Cos., Inc. (The)	2,376	800,451
Danaher Corp.	29,660	4,239,007
Demant A/S (b)	9,722	302,358
DENTSPLY SIRONA, Inc. (a)	10,607	619,025
Edwards Lifesciences Corp. (b)	10,060	1,858,484
Fisher & Paykel Healthcare Corp., Ltd.	49,108	510,610
Hologic, Inc. (b)	12,863	617,681
Hoya Corp.	32,654	2,508,252
IDEXX Laboratories, Inc. (b)	4,191	1,153,908
Intuitive Surgical, Inc. (b)	5,560	2,916,498
Koninklijke Philips NV	79,288	3,443,965
Medtronic plc	64,579	6,289,349
Olympus Corp.	99,750	1,111,952
ResMed, Inc.	6,783	827,730
Siemens Healthineers AG (144A)	12,841	541,862
Smith & Nephew plc	74,897	1,625,266
Sonova Holding AG	4,754	1,082,140
Straumann Holding AG	884	780,125
Stryker Corp.	14,970	3,077,533
Sysmex Corp.	14,323	935,638
Teleflex, Inc.	2,245	743,432
Terumo Corp.	55,267	1,650,286
Varian Medical Systems, Inc. (b)	4,425	602,375
Zimmer Biomet Holdings, Inc.	9,835	1,157,973

		61,309,435

Health Care Providers & Services—0.9%
Alfresa Holdings Corp.	16,095	398,259
AmerisourceBergen Corp.	7,485	638,171
Anthem, Inc.	12,480	3,521,981
Cardinal Health, Inc. (a)	14,330	674,943
Centene Corp. (b)	19,718	1,034,012
Chartwell Retirement Residences	24,000	278,936
Cigna Corp. (b)	18,346	2,890,412
CVS Health Corp.	62,199	3,389,224
DaVita, Inc. (b)	6,030	339,248
Fresenius Medical Care AG & Co. KGaA	18,450	1,447,382
Fresenius SE & Co. KGaA	35,713	1,934,807

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
HCA Healthcare, Inc.	12,869	$1,739,503
Henry Schein, Inc. (a) (b)	7,706	538,649
Humana, Inc.	6,600	1,750,980
Laboratory Corp. of America Holdings (b)	4,825	834,242
McKesson Corp.	9,355	1,257,218
Medipal Holdings Corp.	15,700	347,264
NMC Health plc	8,021	244,799
Quest Diagnostics, Inc.	6,505	662,274
Ramsay Health Care, Ltd.	12,110	615,274
Ryman Healthcare, Ltd.	33,822	267,184
Sonic Healthcare, Ltd.	38,530	734,268
Suzuken Co., Ltd.	6,197	364,232
UnitedHealth Group, Inc.	46,300	11,297,663
Universal Health Services, Inc. - Class B (a)	4,100	534,599
WellCare Health Plans, Inc. (b)	2,455	699,847

		38,435,371

Health Care Technology—0.0%
Cerner Corp.	15,760	1,155,208
M3, Inc.	36,055	660,705

		1,815,913

Hotels, Restaurants & Leisure—0.9%
Accor S.A.	15,726	675,110
Aristocrat Leisure, Ltd.	48,849	1,056,182
Carnival Corp.	19,220	894,691
Carnival plc	14,083	626,937
Chipotle Mexican Grill, Inc. (b)	1,215	890,449
Compass Group plc	135,777	3,253,925
Crown Resorts, Ltd.	31,639	276,779
Darden Restaurants, Inc.	5,975	727,337
Domino’s Pizza Enterprises, Ltd.	5,062	133,955
Flight Centre Travel Group, Ltd.	4,701	137,319
Flutter Entertainment plc	6,771	509,970
Galaxy Entertainment Group, Ltd.	185,271	1,251,573
Genting Singapore, Ltd.	511,300	347,859
GVC Holdings plc	49,811	412,357
Hilton Worldwide Holdings, Inc.	14,208	1,388,690
InterContinental Hotels Group plc	14,731	969,508
Marriott International, Inc. - Class A	13,607	1,908,926
McDonald’s Corp.	37,040	7,691,726
McDonald’s Holdings Co. Japan, Ltd.	5,731	252,749
Melco Resorts & Entertainment, Ltd. (ADR)	17,717	384,813
Merlin Entertainments plc (144A)	60,495	345,044
MGM China Holdings, Ltd.	80,300	136,775
MGM Resorts International (a)	24,004	685,794
Norwegian Cruise Line Holdings, Ltd. (b)	10,527	564,563
Oriental Land Co., Ltd.	17,124	2,123,083
Pandox AB	8,536	157,214
Royal Caribbean Cruises, Ltd.	8,214	995,619
Sands China, Ltd.	207,435	994,362
Shangri-La Asia, Ltd.	106,100	133,866
SJM Holdings, Ltd.	167,456	190,815
Sodexo S.A.	7,574	885,418
Starbucks Corp.	59,586	4,995,094
Tabcorp Holdings, Ltd.	172,549	539,873

Hotels, Restaurants & Leisure—(Continued)
TUI AG	37,282	365,736
Whitbread plc	15,440	908,231
Wynn Macau, Ltd.	131,778	296,059
Wynn Resorts, Ltd.	4,650	576,554
Yum! Brands, Inc.	14,940	1,653,410

		40,338,365

Household Durables—0.4%
Barratt Developments plc	86,826	632,141
Berkeley Group Holdings plc	10,492	497,608
Casio Computer Co., Ltd.	16,426	204,410
D.R. Horton, Inc.	16,450	709,488
Electrolux AB - Series B	19,308	493,461
Garmin, Ltd.	5,770	460,446
Husqvarna AB - B Shares	35,303	330,233
Iida Group Holdings Co., Ltd.	12,447	201,340
Leggett & Platt, Inc.	6,180	237,127
Lennar Corp. - Class A	13,995	678,198
Mohawk Industries, Inc. (b)	3,060	451,258
Newell Brands, Inc.	20,595	317,575
Nikon Corp.	27,476	389,510
Panasonic Corp.	188,996	1,578,079
Persimmon plc	27,187	689,525
PulteGroup, Inc.	12,380	391,456
Rinnai Corp.	2,914	185,661
SEB S.A.	1,939	348,642
Sekisui Chemical Co., Ltd.	31,621	475,976
Sekisui House, Ltd.	53,214	878,197
Sharp Corp.	18,007	198,341
Sony Corp.	108,793	5,684,319
Taylor Wimpey plc	280,664	562,314
Whirlpool Corp.	3,030	431,351

		17,026,656

Household Products—0.7%
Church & Dwight Co., Inc.	11,802	862,254
Clorox Co. (The)	6,115	936,268
Colgate-Palmolive Co.	41,650	2,985,055
Essity AB - Class B	51,919	1,595,776
Henkel AG & Co. KGaA	8,896	816,838
Kimberly-Clark Corp.	16,635	2,217,113
Lion Corp.	19,227	358,741
Pigeon Corp.	9,894	399,112
Procter & Gamble Co. (The) (e)	119,806	13,136,728
Reckitt Benckiser Group plc	60,567	4,786,449
Unicharm Corp.	34,546	1,042,351

		29,136,685

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	31,785	532,716
Electric Power Development Co., Ltd.	12,615	286,211
Meridian Energy, Ltd.	108,357	346,223
NRG Energy, Inc.	13,905	488,344
Uniper SE	17,231	521,979

		2,175,473

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—0.8%
3M Co.	28,045	$4,861,320
CK Hutchison Holdings, Ltd.	231,046	2,273,189
DCC plc	8,412	752,078
General Electric Co. (e)	442,672	4,648,056
Honeywell International, Inc.	35,560	6,208,420
Jardine Matheson Holdings, Ltd.	18,904	1,191,457
Jardine Strategic Holdings, Ltd.	19,000	724,968
Keihan Holdings Co., Ltd.	8,249	359,994
Keppel Corp., Ltd.	124,500	614,861
NWS Holdings, Ltd.	131,800	271,191
Roper Technologies, Inc.	4,990	1,827,637
Sembcorp Industries, Ltd.	83,100	148,456
Siemens AG	65,489	7,784,329
Smiths Group plc	33,895	674,753
Toshiba Corp.	47,657	1,484,712

		33,825,421

Insurance—2.2%
Admiral Group plc	16,165	454,165
Aegon NV	152,489	759,260
Aflac, Inc.	36,570	2,004,402
Ageas	15,642	813,511
AIA Group, Ltd.	1,033,773	11,175,751
Allianz SE	36,337	8,757,774
Allstate Corp. (The)	16,565	1,684,495
American International Group, Inc. (a)	42,471	2,262,855
Aon plc	11,580	2,234,708
Arthur J. Gallagher & Co.	8,742	765,712
Assicurazioni Generali S.p.A.	93,791	1,763,916
Assurant, Inc.	2,505	266,482
Aviva plc	334,148	1,772,307
AXA S.A.	166,070	4,362,691
Baloise Holding AG	4,178	740,253
Chubb, Ltd.	22,167	3,264,977
Cincinnati Financial Corp.	7,210	747,461
CNP Assurances	14,744	334,778
Dai-ichi Life Holdings, Inc.	92,316	1,396,668
Direct Line Insurance Group plc	117,708	496,031
Everest Re Group, Ltd.	1,928	476,563
Gjensidige Forsikring ASA	17,169	345,738
Hannover Rueck SE	5,162	834,590
Hartford Financial Services Group, Inc. (The)	17,240	960,613
Insurance Australia Group, Ltd.	197,839	1,149,498
Japan Post Holdings Co., Ltd.	134,829	1,527,595
Legal & General Group plc	510,280	1,746,642
Lincoln National Corp.	10,240	659,968
Loews Corp.	13,240	723,831
Mapfre S.A. (a)	91,137	266,809
Marsh & McLennan Cos., Inc.	24,150	2,408,963
Medibank Private, Ltd.	235,758	578,402
MetLife, Inc. (a) (f)	47,375	2,353,116
MS&AD Insurance Group Holdings, Inc.	40,632	1,291,944
Muenchener Rueckversicherungs-Gesellschaft AG	12,802	3,212,973
NN Group NV	26,277	1,057,864
Poste Italiane S.p.A. (144A)	44,724	471,155
Principal Financial Group, Inc.	12,575	728,344

Insurance—(Continued)
Progressive Corp. (The)	28,005	2,238,440
Prudential Financial, Inc.	19,830	2,002,830
Prudential plc	221,987	4,835,026
QBE Insurance Group, Ltd.	113,742	946,571
RSA Insurance Group plc	87,913	645,515
Sampo Oyj - A Shares	37,951	1,791,013
SCOR SE	13,957	612,509
Sompo Holdings, Inc.	28,764	1,113,205
Sony Financial Holdings, Inc.	13,035	313,804
Suncorp Group, Ltd.	111,159	1,052,261
Swiss Life Holding AG	2,930	1,452,190
Swiss Re AG	26,089	2,652,425
T&D Holdings, Inc.	47,661	519,831
Tokio Marine Holdings, Inc.	55,450	2,782,796
Torchmark Corp.	4,855	434,328
Travelers Cos., Inc. (The)	12,780	1,910,866
Tryg A/S	10,380	337,416
Unum Group	10,495	352,107
Willis Towers Watson plc	6,267	1,200,381
Zurich Insurance Group AG	12,957	4,511,786

		98,558,105

Interactive Media & Services—1.3%
Alphabet, Inc. - Class A (b) (e)	14,390	15,581,492
Alphabet, Inc. - Class C (b) (e)	14,816	16,014,762
Auto Trader Group plc (144A)	79,391	553,305
Facebook, Inc. - Class A (b)	115,596	22,310,028
Kakaku.com, Inc.	11,575	224,049
LINE Corp. (b)	5,148	144,197
REA Group, Ltd.	4,534	306,230
TripAdvisor, Inc. (b)	4,855	224,738
Twitter, Inc. (b)	34,776	1,213,682
Yahoo Japan Corp.	242,555	712,945

		57,285,428

Internet & Direct Marketing Retail—1.1%
Amazon.com, Inc. (b)	20,086	38,035,452
Booking Holdings, Inc. (b)	2,295	4,302,459
Delivery Hero AG (144A) (b)	9,628	436,716
eBay, Inc.	43,475	1,717,263
Expedia Group, Inc. (a)	5,735	762,927
Mercari, Inc. (b)	6,357	169,200
Ocado Group plc (b)	38,912	576,755
Rakuten, Inc.	73,684	878,732
Zalando SE (144A) (b)	10,729	476,042
ZOZO, Inc.	17,429	327,088

		47,682,634

IT Services—1.7%
Accenture plc - Class A	30,695	5,671,515
Adyen NV (144A) (b)	886	684,148
Akamai Technologies, Inc. (b)	7,760	621,886
Alliance Data Systems Corp.	2,300	322,299
Amadeus IT Group S.A.	37,566	2,972,827
Atos SE	8,235	688,541

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Automatic Data Processing, Inc.	21,095	$3,487,636
Broadridge Financial Solutions, Inc.	5,558	709,645
Capgemini SE	13,606	1,692,958
Cognizant Technology Solutions Corp. - Class A	27,850	1,765,412
Computershare, Ltd.	41,832	476,832
DXC Technology Co.	13,428	740,554
Fidelity National Information Services, Inc. (a)	15,685	1,924,236
Fiserv, Inc. (a) (b)	19,170	1,747,537
FleetCor Technologies, Inc. (b)	4,323	1,214,115
Fujitsu, Ltd.	16,835	1,171,932
Gartner, Inc. (b)	4,409	709,584
Global Payments, Inc. (a)	7,637	1,222,913
GMO Payment Gateway, Inc.	3,499	241,265
International Business Machines Corp. (e)	43,694	6,025,403
Itochu Techno-Solutions Corp.	8,218	210,957
Jack Henry & Associates, Inc.	3,736	500,325
MasterCard, Inc. - Class A	43,700	11,559,961
Nomura Research Institute, Ltd.	29,037	466,568
NTT Data Corp.	54,028	721,112
Obic Co., Ltd.	5,543	629,329
Otsuka Corp.	8,962	361,162
Paychex, Inc.	16,265	1,338,447
PayPal Holdings, Inc. (b)	56,675	6,487,021
Total System Services, Inc.	7,995	1,025,519
VeriSign, Inc. (b)	5,085	1,063,579
Visa, Inc. - Class A (a)	84,510	14,666,710
Western Union Co. (The) (a)	21,220	422,066
Wirecard AG	10,049	1,690,856
Wix.com, Ltd. (b)	3,932	558,737
Worldline S.A. (144A) (b)	7,036	512,114

		76,305,701

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	17,104	831,691
Hasbro, Inc. (a)	5,545	585,996
Sankyo Co., Ltd.	3,913	141,786
Sega Sammy Holdings, Inc.	14,632	178,152
Shimano, Inc.	6,350	943,525
Yamaha Corp.	12,299	585,598

		3,266,748

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	15,335	1,145,064
Eurofins Scientific SE (a)	983	434,859
Illumina, Inc. (a) (b)	7,119	2,620,860
IQVIA Holdings, Inc. (b)	7,621	1,226,219
Lonza Group AG (b)	6,375	2,151,401
Mettler-Toledo International, Inc. (b)	1,289	1,082,760
PerkinElmer, Inc. (a)	5,290	509,639
QIAGEN NV (b)	19,761	802,778
Sartorius Stedim Biotech	2,374	374,429
Thermo Fisher Scientific, Inc.	19,430	5,706,202
Waters Corp. (b)	3,690	794,236

		16,848,447

Machinery—1.2%
Alfa Laval AB	26,931	587,633
Alstom S.A.	13,390	621,262
Amada Holdings Co., Ltd.	28,774	327,278
Andritz AG	6,291	237,140
Atlas Copco AB - A Shares	57,486	1,837,633
Atlas Copco AB - B Shares	33,405	958,435
Caterpillar, Inc.	28,385	3,868,592
CNH Industrial NV	86,921	889,093
Cummins, Inc.	7,095	1,215,657
Daifuku Co., Ltd.	8,671	489,293
Deere & Co. (a)	15,515	2,570,991
Dover Corp.	7,000	701,400
Epiroc AB - Class A	56,415	587,413
Epiroc AB - Class B	32,974	326,645
FANUC Corp.	16,594	3,080,413
Flowserve Corp.	6,280	330,893
Fortive Corp.	14,130	1,151,878
GEA Group AG	13,134	373,137
Hino Motors, Ltd.	24,593	207,388
Hitachi Construction Machinery Co., Ltd.	9,315	243,173
Hoshizaki Corp.	4,660	346,513
IHI Corp.	12,651	305,919
Illinois Tool Works, Inc.	14,700	2,216,907
Ingersoll-Rand plc	11,765	1,490,273
JTEKT Corp.	17,416	211,924
Kawasaki Heavy Industries, Ltd.	12,231	290,104
KION Group AG	5,560	350,507
Knorr-Bremse AG	4,140	461,071
Komatsu, Ltd.	79,069	1,916,092
Kone Oyj - Class B	29,013	1,712,364
Kubota Corp.	89,687	1,495,391
Kurita Water Industries, Ltd.	8,567	213,480
Makita Corp.	19,177	653,400
Metso Oyj	9,048	355,520
Minebea Mitsumi, Inc.	31,076	528,574
MISUMI Group, Inc.	24,277	611,716
Mitsubishi Heavy Industries, Ltd.	27,437	1,196,049
Nabtesco Corp.	9,729	271,824
NGK Insulators, Ltd.	22,157	323,908
NSK, Ltd.	30,298	272,271
PACCAR, Inc.	17,695	1,268,024
Parker-Hannifin Corp.	6,735	1,145,017
Pentair plc	7,673	285,436
Sandvik AB	96,644	1,775,691
Schindler Holding AG	1,726	376,995
Schindler Holding AG (Participation Certificate)	3,486	776,089
SKF AB - B Shares	32,523	598,114
SMC Corp.	4,903	1,835,667
Snap-on, Inc.	2,710	448,884
Spirax-Sarco Engineering plc	6,302	735,160
Stanley Black & Decker, Inc.	7,240	1,046,976
Sumitomo Heavy Industries, Ltd.	9,513	328,185
Techtronic Industries Co., Ltd.	117,200	898,777
THK Co., Ltd.	10,186	244,896
Volvo AB - B Shares	127,149	2,017,879
Wabtec Corp. (a) (e)	6,377	457,614
Wartsila Oyj Abp	37,991	551,074

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Weir Group plc (The)	22,215	$436,383
Xylem, Inc.	8,640	722,650
Yangzijiang Shipbuilding Holdings, Ltd.	201,590	228,562

		52,007,227

Marine—0.0%
AP Moller - Maersk A/S - Class A	324	376,302
AP Moller - Maersk A/S - Class B	560	694,965
Kuehne & Nagel International AG	4,623	686,287
Mitsui OSK Lines, Ltd.	9,918	238,210
Nippon Yusen KK	12,941	208,292

		2,204,056

Media—0.6%
Axel Springer SE	4,203	296,306
CBS Corp. - Class B	16,150	805,885
Charter Communications, Inc. - Class A (b)	8,457	3,342,037
Comcast Corp. - Class A	218,304	9,229,893
CyberAgent, Inc.	8,673	315,218
Dentsu, Inc.	18,517	648,210
Discovery, Inc. - Class A (a) (b)	7,450	228,715
Discovery, Inc. - Class C (b)	17,265	491,189
DISH Network Corp. - Class A (b)	10,994	422,279
Eutelsat Communications S.A.	15,038	281,270
Fox Corp. - Class A (a) (b)	16,919	619,912
Fox Corp. - Class B (b)	8,141	297,391
Hakuhodo DY Holdings, Inc.	20,044	338,418
Informa plc	107,161	1,137,656
Interpublic Group of Cos., Inc. (The)	18,425	416,221
ITV plc	310,138	425,414
JCDecaux S.A.	6,473	196,086
News Corp. - Class A	18,521	249,848
News Corp. - Class B	5,856	81,750
Omnicom Group, Inc.	10,685	875,636
Pearson plc	66,893	697,013
Publicis Groupe S.A.	18,125	957,030
RTL Group S.A. (Brussels Exchange) (a) (b)	3,374	178,837
Schibsted ASA - B Shares	8,498	222,021
SES S.A.	31,185	488,317
Singapore Press Holdings, Ltd.	135,300	244,604
Telenet Group Holding NV	4,028	224,648
WPP plc	108,019	1,362,429

		25,074,233

Metals & Mining—0.9%
Alumina, Ltd.	206,980	339,160
Anglo American plc	90,202	2,580,146
Antofagasta plc	33,343	394,736
ArcelorMittal	56,862	1,018,282
BHP Group plc	180,806	4,614,600
BHP Group, Ltd.	252,182	7,305,379
BlueScope Steel, Ltd.	45,411	385,474
Boliden AB (b)	23,126	591,445
Evraz plc	43,245	366,639
Fortescue Metals Group, Ltd.	118,609	754,994

Metals & Mining—(Continued)
Freeport-McMoRan, Inc.	69,700	809,217
Fresnillo plc	18,692	206,891
Glencore plc (b)	951,507	3,310,985
Hitachi Metals, Ltd.	18,133	205,399
JFE Holdings, Inc.	42,079	619,451
Kobe Steel, Ltd.	26,187	171,792
Maruichi Steel Tube, Ltd.	4,768	132,641
Mitsubishi Materials Corp.	9,568	272,777
Newcrest Mining, Ltd.	65,767	1,478,150
Newmont Goldcorp Corp	39,891	1,534,607
Nippon Steel Corp.	69,150	1,189,275
Norsk Hydro ASA	115,126	413,202
Nucor Corp.	15,040	828,704
Rio Tinto plc	97,584	6,020,446
Rio Tinto, Ltd.	31,779	2,318,884
South32, Ltd.	432,435	966,448
Sumitomo Metal Mining Co., Ltd.	19,916	597,047
ThyssenKrupp AG	34,640	506,594
Voestalpine AG (a)	9,935	306,992

		40,240,357

Multi-Utilities—0.6%
AGL Energy, Ltd.	56,142	789,201
Ameren Corp.	11,660	875,783
CenterPoint Energy, Inc.	24,100	689,983
Centrica plc	487,686	543,700
CMS Energy Corp.	13,555	784,970
Consolidated Edison, Inc.	14,945	1,310,378
Dominion Energy, Inc.	36,701	2,837,721
DTE Energy Co.	8,730	1,116,392
E.ON SE	188,427	2,046,454
Engie S.A.	156,356	2,374,398
Innogy SE (144A)	11,890	563,862
National Grid plc	291,925	3,102,335
NiSource, Inc.	17,450	502,560
Public Service Enterprise Group, Inc.	24,270	1,427,561
RWE AG	46,823	1,154,268
Sempra Energy	13,120	1,803,213
Suez	29,255	422,170
Veolia Environnement S.A.	45,997	1,121,440
WEC Energy Group, Inc.	15,129	1,261,305

		24,727,694

Multiline Retail—0.3%
Dollar General Corp.	12,630	1,707,071
Dollar Tree, Inc. (b)	11,413	1,225,642
Harvey Norman Holdings, Ltd.	45,446	130,130
Isetan Mitsukoshi Holdings, Ltd.	28,430	230,279
J Front Retailing Co., Ltd.	19,445	223,422
Kohl’s Corp. (a)	7,925	376,834
Macy’s, Inc.	14,710	315,677
Marks & Spencer Group plc	137,395	368,560
Marui Group Co., Ltd.	16,313	332,554
Next plc	11,811	828,944
Nordstrom, Inc.	5,390	171,725
Pan Pacific International Holdings Corp.	9,484	602,812

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—(Continued)
Ryohin Keikaku Co., Ltd.	2,046	$370,197
Target Corp.	25,090	2,173,045
Wesfarmers, Ltd.	97,064	2,468,835

		11,525,727

Oil, Gas & Consumable Fuels—2.7%
Aker BP ASA	9,309	268,407
Anadarko Petroleum Corp.	24,235	1,710,022
Apache Corp.	18,195	527,109
BP plc	1,734,329	12,120,221
Cabot Oil & Gas Corp.	20,690	475,042
Caltex Australia, Ltd.	21,376	371,777
Chevron Corp. (e)	91,900	11,436,036
Cimarex Energy Co.	4,815	285,674
Concho Resources, Inc.	9,605	991,044
ConocoPhillips	55,320	3,374,520
Devon Energy Corp.	21,020	599,490
Diamondback Energy, Inc.	7,350	800,929
Eni S.p.A.	217,775	3,607,306
EOG Resources, Inc.	27,890	2,598,232
Equinor ASA	85,743	1,698,738
Exxon Mobil Corp. (e)	203,648	15,605,546
Galp Energia SGPS S.A.	42,911	661,520
Hess Corp. (a)	11,970	760,933
HollyFrontier Corp.	7,667	354,829
Idemitsu Kosan Co., Ltd.	16,791	510,487
Inpex Corp.	87,628	798,730
JXTG Holdings, Inc.	275,367	1,376,092
Kinder Morgan, Inc.	91,230	1,904,882
Koninklijke Vopak NV	6,066	280,307
Lundin Petroleum AB	16,027	498,778
Marathon Oil Corp.	39,980	568,116
Marathon Petroleum Corp.	33,177	1,853,931
Neste Oyj	36,217	1,231,146
Noble Energy, Inc. (a)	23,000	515,200
Occidental Petroleum Corp.	36,245	1,822,399
Oil Search, Ltd.	117,388	584,647
OMV AG	12,608	614,395
ONEOK, Inc.	20,867	1,435,858
Origin Energy, Ltd.	150,618	774,592
Phillips 66	20,340	1,902,604
Pioneer Natural Resources Co.	8,165	1,256,267
Repsol S.A.	120,104	1,882,826
Royal Dutch Shell plc - A Shares	378,990	12,409,932
Royal Dutch Shell plc - B Shares	320,636	10,458,682
Santos, Ltd.	151,568	755,321
Total S.A.	203,540	11,388,287
Valero Energy Corp.	20,415	1,747,728
Washington H Soul Pattinson & Co., Ltd.	10,247	158,379
Williams Cos., Inc. (The)	58,181	1,631,395
Woodside Petroleum, Ltd.	80,140	2,051,445

		118,659,801

Paper & Forest Products—0.1%
Mondi plc	31,438	716,951
OJI Holdings Corp.	72,905	422,356

Paper & Forest Products—(Continued)
Stora Enso Oyj - R Shares	49,800	585,340
UPM-Kymmene Oyj	45,691	1,214,341

		2,938,988

Personal Products—0.7%
Beiersdorf AG	8,629	1,035,769
Coty, Inc. - Class A	22,919	307,115
Estee Lauder Cos., Inc. (The) - Class A	10,620	1,944,628
Kao Corp.	41,836	3,191,674
Kobayashi Pharmaceutical Co., Ltd.	4,228	303,173
Kose Corp.	2,853	479,872
L’Oreal S.A.	21,586	6,148,665
Pola Orbis Holdings, Inc.	7,919	221,717
Shiseido Co., Ltd.	34,243	2,586,289
Unilever NV	124,772	7,600,367
Unilever plc	95,032	5,901,285

		29,720,554

Pharmaceuticals—3.3%
Allergan plc	15,208	2,546,275
Astellas Pharma, Inc.	161,010	2,298,924
AstraZeneca plc	108,472	8,855,056
Bayer AG	79,832	5,545,077
Bristol-Myers Squibb Co. (a)	78,435	3,557,027
Chugai Pharmaceutical Co., Ltd.	19,165	1,253,590
Daiichi Sankyo Co., Ltd.	48,557	2,535,290
Eisai Co., Ltd.	21,580	1,217,626
Eli Lilly & Co.	42,110	4,665,367
GlaxoSmithKline plc	425,026	8,507,982
H Lundbeck A/S	6,017	237,942
Hisamitsu Pharmaceutical Co., Inc.	4,481	177,483
Ipsen S.A.	3,229	440,622
Johnson & Johnson (e)	129,020	17,969,906
Kyowa Hakko Kirin Co., Ltd.	20,802	374,905
Merck & Co., Inc. (e)	125,035	10,484,185
Merck KGaA	11,064	1,157,669
Mitsubishi Tanabe Pharma Corp.	19,224	214,938
Mylan NV (b)	24,785	471,906
Nektar Therapeutics (a) (b)	8,314	295,812
Novartis AG	185,597	16,976,002
Novo Nordisk A/S - Class B	147,354	7,516,495
Ono Pharmaceutical Co., Ltd.	32,559	584,698
Orion Oyj - Class B	8,956	328,362
Otsuka Holdings Co., Ltd.	33,428	1,092,514
Perrigo Co. plc	5,953	283,482
Pfizer, Inc. (a)	270,266	11,707,923
Recordati S.p.A.	8,965	373,716
Roche Holding AG	60,144	16,922,494
Sanofi	96,106	8,314,024
Santen Pharmaceutical Co., Ltd.	31,373	520,875
Shionogi & Co., Ltd.	23,051	1,331,003
Sumitomo Dainippon Pharma Co., Ltd.	13,697	260,261
Taisho Pharmaceutical Holdings Co., Ltd.	3,108	239,282
Takeda Pharmaceutical Co., Ltd.	127,275	4,523,992
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	93,277	860,947
UCB S.A.	10,823	897,475

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Vifor Pharma AG	3,895	$562,859
Zoetis, Inc.	23,040	2,614,810

		148,718,796

Professional Services—0.5%
Adecco Group AG	13,547	814,165
Bureau Veritas S.A.	24,595	607,512
Equifax, Inc.	5,815	786,421
Experian plc	77,908	2,365,098
IHS Markit, Ltd. (b)	17,160	1,093,435
Intertek Group plc	13,817	967,983
Nielsen Holdings plc	17,033	384,946
Persol Holdings Co., Ltd.	15,247	359,230
Randstad NV	10,200	560,293
Recruit Holdings Co., Ltd.	101,629	3,397,561
RELX plc	168,019	4,083,570
Robert Half International, Inc.	5,820	331,798
Seek, Ltd.	28,556	424,935
SGS S.A.	458	1,166,931
Teleperformance SE	4,947	991,276
Verisk Analytics, Inc.	7,901	1,157,180
Wolters Kluwer NV	23,946	1,743,330

		21,235,664

Real Estate Management & Development—1.3%
ADO Properties S.A. (144A)	3,298	136,430
Aeon Mall Co., Ltd.	22,090	332,900
Allreal Holding AG (b)	1,582	272,240
Aroundtown S.A.	144,237	1,188,418
Azrieli Group, Ltd.	7,823	524,596
CA Immobilien Anlagen AG	7,832	287,556
Capital & Counties Properties plc	83,353	229,592
CapitaLand, Ltd.	502,960	1,312,669
Carmila S.A.	3,450	61,806
Castellum AB	30,570	584,743
Catena AB	2,350	73,813
CBRE Group, Inc. - Class A (b)	15,215	780,529
City Developments, Ltd.	92,046	646,247
Citycon Oyj	8,710	90,774
CK Asset Holdings, Ltd.	526,383	4,109,105
Daejan Holdings plc	600	42,312
Daito Trust Construction Co., Ltd.	6,151	783,017
Daiwa House Industry Co., Ltd.	48,479	1,415,791
Deutsche Euroshop AG	5,800	160,272
Deutsche Wohnen SE	71,093	2,607,734
DIC Asset AG	5,150	59,412
Dios Fastigheter AB	9,522	70,479
Entra ASA (144A)	16,068	246,753
Fabege AB	29,950	450,747
Fastighets AB Balder - B Shares (b)	11,000	368,418
First Capital Realty, Inc.	17,550	292,958
Grainger plc	68,193	212,821
Grand City Properties S.A.	12,500	285,696
Hang Lung Properties, Ltd.	400,955	954,656
Helical plc	11,254	52,737
Hembla AB (b)	4,057	79,063

Real Estate Management & Development—(Continued)
Hemfosa Fastigheter AB	18,074	170,796
Henderson Land Development Co., Ltd.	122,744	677,287
Hiag Immobilien Holding AG	300	35,961
Hongkong Land Holdings, Ltd.	231,335	1,492,205
Hufvudstaden AB - A Shares	12,400	210,852
Hulic Co., Ltd.	62,958	506,895
Hysan Development Co., Ltd.	122,839	634,892
Kennedy-Wilson Holdings, Inc.	13,777	283,393
Kerry Properties, Ltd.	55,300	232,358
Klovern AB - B Shares	57,151	89,904
Kojamo Oyj	9,855	147,022
Kungsleden AB	21,406	176,583
LEG Immobilien AG	7,200	812,041
Lend Lease Group	47,840	436,982
Mitsubishi Estate Co., Ltd.	235,238	4,388,332
Mitsui Fudosan Co., Ltd.	182,975	4,442,837
Mobimo Holding AG	726	192,988
New World Development Co., Ltd.	1,173,964	1,829,370
Nomura Real Estate Holdings, Inc.	23,830	513,059
Nyfosa AB (b)	18,074	113,387
Phoenix Spree Deutschland, Ltd.	9,727	34,774
PSP Swiss Property AG	4,459	521,192
Sagax AB - Class D	10,550	40,899
Shurgard Self Storage S.A.	2,847	102,967
Sino Land Co., Ltd.	623,236	1,042,243
Sirius Real Estate, Ltd.	106,602	90,198
Sumitomo Realty & Development Co., Ltd.	73,317	2,621,620
Sun Hung Kai Properties, Ltd.	297,662	5,055,014
Swire Pacific, Ltd. - Class A	42,580	523,916
Swire Properties, Ltd.	218,509	883,179
Swiss Prime Site AG (b)	15,018	1,311,197
TAG Immobilien AG (b)	14,300	330,481
TLG Immobilien AG	9,692	283,843
Tokyo Tatemono Co., Ltd.	22,468	250,042
Tokyu Fudosan Holdings Corp.	51,735	286,115
UOL Group, Ltd.	95,452	532,831
Vonovia SE	101,010	4,824,056
Wallenstam AB - B Shares	18,450	195,109
Wharf Holdings, Ltd. (The)	241,402	638,307
Wharf Real Estate Investment Co., Ltd.	241,876	1,699,208
Wheelock & Co., Ltd.	70,100	503,361
Wihlborgs Fastigheter AB	15,050	218,154

		58,090,134

Road & Rail—0.6%
Aurizon Holdings, Ltd.	170,366	647,055
Central Japan Railway Co.	12,345	2,476,254
ComfortDelGro Corp., Ltd.	183,000	359,855
CSX Corp.	38,570	2,984,161
DSV A/S	15,290	1,501,161
East Japan Railway Co.	26,149	2,448,863
Hankyu Hanshin Holdings, Inc.	19,591	703,225
J.B. Hunt Transport Services, Inc. (a)	4,196	383,556
Kansas City Southern	4,890	595,700
Keikyu Corp.	18,945	326,629
Keio Corp.	8,804	579,856

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Keisei Electric Railway Co., Ltd.	11,070	$403,889
Kintetsu Group Holdings Co., Ltd.	14,690	704,107
Kyushu Railway Co.	13,697	400,018
MTR Corp., Ltd.	131,300	884,353
Nagoya Railroad Co., Ltd.	15,584	431,622
Nippon Express Co., Ltd.	6,835	364,296
Norfolk Southern Corp.	13,140	2,619,196
Odakyu Electric Railway Co., Ltd.	25,237	618,354
Seibu Holdings, Inc.	17,573	293,584
Tobu Railway Co., Ltd.	16,358	477,473
Tokyu Corp.	42,794	758,210
Union Pacific Corp.	35,490	6,001,714
West Japan Railway Co.	14,006	1,136,210

		28,099,341

Semiconductors & Semiconductor Equipment—1.4%
Advanced Micro Devices, Inc. (b)	42,378	1,287,020
Advantest Corp.	17,084	472,647
Analog Devices, Inc.	17,802	2,009,312
Applied Materials, Inc.	47,260	2,122,447
ASM Pacific Technology, Ltd.	25,600	262,463
ASML Holding NV	36,439	7,618,200
Broadcom, Inc.	19,859	5,716,612
Disco Corp.	2,307	380,557
Infineon Technologies AG	97,352	1,720,412
Intel Corp. (e)	219,470	10,506,029
KLA-Tencor Corp.	7,770	918,414
Lam Research Corp.	7,447	1,398,844
Maxim Integrated Products, Inc.	13,261	793,273
Microchip Technology, Inc. (a)	11,330	982,311
Micron Technology, Inc. (b)	53,870	2,078,843
NVIDIA Corp.	29,370	4,823,435
NXP Semiconductors NV	25,297	2,469,240
Qorvo, Inc. (b)	5,923	394,531
QUALCOMM, Inc.	58,268	4,432,447
Renesas Electronics Corp. (b)	64,272	320,211
Rohm Co., Ltd.	8,092	546,314
Skyworks Solutions, Inc.	8,471	654,554
STMicroelectronics NV	58,462	1,037,305
SUMCO Corp.	21,340	255,501
Texas Instruments, Inc.	46,230	5,305,355
Tokyo Electron, Ltd.	13,436	1,889,174
Xilinx, Inc.	12,180	1,436,266

		61,831,717

Software—2.2%
Adobe, Inc. (b)	23,520	6,930,168
ANSYS, Inc. (b)	3,987	816,617
Autodesk, Inc. (b)	10,565	1,721,038
Cadence Design Systems, Inc. (b)	13,536	958,484
Check Point Software Technologies, Ltd. (b)	10,699	1,236,911
Citrix Systems, Inc.	6,120	600,617
CyberArk Software, Ltd. (b)	3,184	407,043
Dassault Systemes SE	11,142	1,780,111
Fortinet, Inc. (b)	6,882	528,744
Intuit, Inc.	12,495	3,265,318

Software—(Continued)
Micro Focus International plc	29,332	770,288
Microsoft Corp. (e)	371,787	49,804,586
Nice, Ltd. (b)	5,298	725,108
Oracle Corp. (a) (e)	129,601	7,383,369
Oracle Corp. Japan	3,319	243,240
Red Hat, Inc. (b)	8,535	1,602,532
Sage Group plc (The)	92,945	948,329
Salesforce.com, Inc. (a) (b)	36,823	5,587,154
SAP SE	84,134	11,565,151
Symantec Corp.	30,700	668,032
Synopsys, Inc. (b)	7,172	922,965
Temenos AG (b)	5,474	980,192
Trend Micro, Inc.	10,815	483,116

		99,929,113

Specialty Retail—0.8%
ABC-Mart, Inc.	2,872	187,421
Advance Auto Parts, Inc. (a)	3,470	534,866
AutoZone, Inc. (b)	1,285	1,412,819
Best Buy Co., Inc.	11,195	780,627
CarMax, Inc. (b)	8,350	725,030
Dufry AG (b)	3,690	312,573
Fast Retailing Co., Ltd.	4,995	3,024,245
Foot Locker, Inc.	5,444	228,212
Gap, Inc. (The) (a)	10,240	184,013
Hennes & Mauritz AB - B Shares (a)	68,773	1,220,546
Hikari Tsushin, Inc.	1,796	392,138
Home Depot, Inc. (The)	54,370	11,307,329
Industria de Diseno Textil S.A.	93,381	2,805,648
Kingfisher plc	180,212	492,314
L Brands, Inc.	10,890	284,229
Lowe’s Cos., Inc.	38,570	3,892,099
Nitori Holdings Co., Ltd.	6,858	909,924
O’Reilly Automotive, Inc. (b)	3,865	1,427,422
Ross Stores, Inc.	17,880	1,772,266
Shimamura Co., Ltd.	1,942	145,324
Tiffany & Co.	5,170	484,119
TJX Cos., Inc. (The)	59,500	3,146,360
Tractor Supply Co.	5,885	640,288
Ulta Salon Cosmetics & Fragrance, Inc. (b)	2,729	946,663
USS Co., Ltd.	18,808	371,213
Yamada Denki Co., Ltd.	53,119	235,159

		37,862,847

Technology Hardware, Storage & Peripherals—1.2%
Apple, Inc. (e)	214,952	42,543,300
Brother Industries, Ltd.	19,136	362,474
Canon, Inc. (a)	85,634	2,508,068
FUJIFILM Holdings Corp.	30,839	1,566,749
Hewlett Packard Enterprise Co.	68,410	1,022,730
HP, Inc.	76,110	1,582,327
Konica Minolta, Inc.	38,252	372,804
NEC Corp.	21,183	834,744
NetApp, Inc.	12,070	744,719
Ricoh Co., Ltd.	57,391	574,420
Seagate Technology plc	12,460	587,115

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Technology Hardware, Storage & Peripherals—(Continued)
Seiko Epson Corp.	23,987	$380,443
Western Digital Corp. (a)	13,824	657,331
Xerox Corp.	9,915	351,090

		54,088,314

Textiles, Apparel & Luxury Goods—0.9%
adidas AG	15,442	4,767,325
Burberry Group plc	35,218	835,522
Capri Holdings, Ltd. (b)	7,197	249,592
Cie Financiere Richemont S.A.	44,687	3,792,764
EssilorLuxottica S.A.	24,115	3,152,271
Hanesbrands, Inc.	17,322	298,285
Hermes International	2,712	1,956,000
Hugo Boss AG	5,439	362,479
Kering S.A.	6,487	3,837,351
LVMH Moet Hennessy Louis Vuitton SE	23,779	10,122,518
Moncler S.p.A.	15,330	655,434
NIKE, Inc. - Class B	61,180	5,136,061
Pandora A/S	8,948	318,380
Puma SE	7,110	474,149
PVH Corp.	3,608	341,461
Ralph Lauren Corp.	2,595	294,766
Swatch Group AG (The)	4,816	260,774
Swatch Group AG (The) - Bearer Shares	2,509	720,368
Tapestry, Inc.	13,850	439,461
Under Armour, Inc. - Class A (a) (b)	8,972	227,440
Under Armour, Inc. - Class C (b)	9,156	203,263
VF Corp.	15,600	1,362,660
Yue Yuen Industrial Holdings, Ltd.	61,500	168,217

		39,976,541

Tobacco—0.5%
Altria Group, Inc.	90,325	4,276,889
British American Tobacco plc	196,360	6,853,748
Imperial Brands plc	81,902	1,923,080
Japan Tobacco, Inc.	102,727	2,270,186
Philip Morris International, Inc. (e)	74,705	5,866,583
Swedish Match AB	15,063	636,626

		21,827,112

Trading Companies & Distributors—0.4%
AerCap Holdings NV (b)	11,323	588,909
Ashtead Group plc	40,551	1,163,052
Brenntag AG	13,226	651,351
Bunzl plc	28,801	760,976
Fastenal Co.	27,500	896,225
Ferguson plc (b)	19,858	1,415,457
ITOCHU Corp.	115,324	2,207,627
Marubeni Corp.	133,900	888,392
Mitsubishi Corp.	115,702	3,054,420
Mitsui & Co., Ltd.	141,697	2,311,158
MonotaRO Co., Ltd.	10,630	260,059
Sumitomo Corp.	101,721	1,544,071
Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
Toyota Tsusho Corp.	18,186	552,587
United Rentals, Inc. (b)	3,900	517,257
WW Grainger, Inc.	2,220	595,471

		17,407,012

Transportation Infrastructure—0.2%
Aena SME S.A. (144A)	5,779	1,145,471
Aeroports de Paris	2,542	448,611
Atlantia S.p.A.	42,415	1,103,516
Auckland International Airport, Ltd.	82,698	547,873
Fraport AG Frankfurt Airport Services Worldwide	3,456	297,094
Getlink SE	37,666	603,520
Japan Airport Terminal Co., Ltd.	4,339	186,018
Kamigumi Co., Ltd.	9,303	220,543
SATS, Ltd.	57,000	220,274
Sydney Airport	94,677	534,928
Transurban Group	229,021	2,372,843

		7,680,691

Water Utilities—0.0%
American Water Works Co., Inc.	8,676	1,006,416
Severn Trent plc	20,303	528,317
United Utilities Group plc	58,373	580,791

		2,115,524

Wireless Telecommunication Services—0.4%
1&1 Drillisch AG	4,642	154,450
KDDI Corp.	151,728	3,865,509
Millicom International Cellular S.A.	5,681	319,674
NTT DoCoMo, Inc.	114,206	2,665,406
Softbank Corp.	143,432	1,861,704
SoftBank Group Corp.	141,336	6,810,803
Tele2 AB - B Shares (a)	42,747	624,308
Vodafone Group plc	2,287,422	3,752,089

		20,053,943

Total Common Stocks (Cost $1,822,193,792)		2,557,070,314

U.S. Treasury & Government Agencies—23.8%

Federal Agencies—1.0%
Federal Home Loan Bank 2.500%, 02/13/24	2,345,000	2,416,117
Federal Home Loan Mortgage Corp.
2.375%, 01/13/22	8,925,000	9,049,666
2.750%, 06/19/23	9,954,000	10,301,157
6.250%, 07/15/32	2,480,000	3,558,413
Federal National Mortgage Association
2.875%, 10/30/20	4,977,000	5,039,142
2.875%, 09/12/23	9,034,000	9,405,191
6.625%, 11/15/30	1,650,000	2,357,985

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
7.250%, 05/15/30	1,941,000	$2,861,144

		44,988,815

U.S. Treasury—22.8%
U.S. Treasury Bonds 2.250%, 08/15/46	21,188,000	19,990,381
2.500%, 02/15/45	5,830,000	5,801,305
2.750%, 08/15/42	5,415,000	5,676,231
2.750%, 08/15/47	2,445,700	2,548,782
2.875%, 05/15/43	5,779,000	6,175,178
2.875%, 08/15/45	31,698,000	33,841,330
2.875%, 05/15/49	2,955,000	3,165,082
3.000%, 05/15/45	1,395,000	1,523,765
3.000%, 02/15/47	3,410,000	3,734,882
3.000%, 05/15/47	3,783,000	4,138,691
3.000%, 02/15/48	2,120,000	2,318,998
3.000%, 08/15/48	9,960,600	10,907,635
3.000%, 02/15/49 (a)	4,060,500	4,453,226
3.125%, 11/15/41	7,070,000	7,905,420
3.125%, 02/15/42	5,645,000	6,306,523
3.125%, 02/15/43	8,504,100	9,474,431
3.625%, 08/15/43 (a)	26,548,000	32,018,340
3.750%, 08/15/41	8,025,000	9,845,672
3.750%, 11/15/43	519,000	638,350
4.375%, 05/15/41	7,495,000	9,999,677
4.500%, 08/15/39	318,000	429,176
5.250%, 11/15/28	4,209,000	5,380,286
5.500%, 08/15/28	5,990,000	7,746,989
6.000%, 02/15/26 (g)	33,774,000	42,433,865
6.125%, 11/15/27	7,239,000	9,569,336
6.250%, 08/15/23	4,620,000	5,441,313
6.250%, 05/15/30	885,000	1,247,954
6.375%, 08/15/27	2,790,000	3,718,765
6.875%, 08/15/25	2,640,000	3,404,156
U.S. Treasury Notes
1.125%, 02/28/21	13,045,000	12,895,186
1.125%, 09/30/21 (a)	7,998,000	7,890,214
1.250%, 03/31/21	24,650,000	24,413,129
1.250%, 10/31/21	21,327,200	21,082,270
1.375%, 08/31/20	17,945,000	17,832,143
1.375%, 10/31/20	26,223,000	26,049,887
1.375%, 05/31/21	6,338,000	6,288,979
1.375%, 08/31/23	8,951,000	8,817,434
1.625%, 06/30/20	13,695,000	13,649,528
1.625%, 07/31/20 (a)	7,875,000	7,847,930
1.625%, 11/15/22 (g)	48,926,000	48,744,439
1.625%, 02/15/26	11,320,000	11,147,989
1.750%, 03/31/22	6,370,000	6,371,991
1.750%, 05/15/22	8,447,000	8,450,300
1.750%, 05/31/22 (a)	6,444,000	6,446,517
1.750%, 06/30/22 (a)	5,502,000	5,507,158
1.750%, 05/15/23	58,767,000	58,778,478
1.875%, 11/30/21	13,250,100	13,287,883
1.875%, 08/31/22	11,326,000	11,372,897

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.875%, 10/31/22	8,498,000	8,536,507
2.000%, 02/15/22	22,105,600	22,254,985
2.000%, 07/31/22	6,273,500	6,323,492
2.000%, 11/30/22	8,542,000	8,616,409
2.000%, 02/15/23	18,174,000	18,338,702
2.000%, 05/31/24 (a)	15,820,000	15,997,975
2.000%, 02/15/25	7,571,600	7,644,950
2.000%, 08/15/25	17,740,000	17,900,769
2.000%, 11/15/26	4,620,000	4,652,304
2.125%, 05/31/21 (a)	10,812,000	10,882,531
2.125%, 08/15/21	19,150,000	19,290,633
2.125%, 12/31/22	8,530,000	8,643,622
2.125%, 11/30/23	22,408,000	22,757,250
2.125%, 03/31/24	6,646,000	6,753,738
2.125%, 05/15/25	36,853,000	37,454,740
2.250%, 04/30/24 (a)	7,735,000	7,906,922
2.250%, 11/15/24	16,668,500	17,048,750
2.250%, 11/15/25	9,607,000	9,832,915
2.250%, 02/15/27	10,237,000	10,484,128
2.250%, 08/15/27 (a)	5,941,000	6,080,938
2.250%, 11/15/27	15,786,000	16,151,668
2.375%, 08/15/24	2,028,700	2,086,946
2.375%, 05/15/27	6,780,500	7,005,634
2.375%, 05/15/29	5,163,000	5,332,411
2.500%, 01/31/24	7,005,100	7,231,945
2.625%, 08/15/20	7,910,000	7,971,488
2.625%, 11/15/20	21,404,900	21,622,293
2.625%, 02/15/29	9,095,000	9,585,633
2.750%, 11/15/23	25,091,500	26,135,346
2.750%, 02/15/28	2,396,000	2,546,218
2.875%, 05/15/28	4,159,000	4,463,127
2.875%, 08/15/28	3,913,300	4,203,129
3.125%, 11/15/28	10,546,600	11,561,710
3.500%, 05/15/20	9,995,000	10,122,671
3.625%, 02/15/21	33,714,200	34,678,215

		1,014,810,785

Total U.S. Treasury & Government Agencies (Cost $1,025,292,836)		1,059,799,600

Foreign Government—10.0%

Sovereign—10.0%
Australia Government Bonds
2.750%, 04/21/24 (AUD)	3,797,000	2,880,893
3.000%, 03/21/47 (AUD)	305,000	263,061
3.750%, 04/21/37 (AUD)	1,486,000	1,380,895
4.750%, 04/21/27 (AUD)	6,321,000	5,594,893
5.750%, 05/15/21 (AUD)	2,345,000	1,791,189
Austria Government Bonds
0.750%, 10/20/26 (144A) (EUR)	3,060,000	3,745,014
3.150%, 06/20/44 (144A) (EUR)	1,343,000	2,439,888
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,251,065
4.150%, 03/15/37 (144A) (EUR)	145,000	270,772

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Belgium Government Bonds
2.600%, 06/22/24 (144A) (EUR)	2,327,195	$3,052,666
3.750%, 09/28/20 (144A) (EUR)	1,669,256	2,000,421
4.250%, 09/28/21 (144A) (EUR)	900,000	1,137,418
4.250%, 03/28/41 (144A) (EUR)	1,455,000	2,817,237
5.500%, 03/28/28 (EUR)	3,175,800	5,377,796
Bundesrepublik Deutschland
0.500%, 02/15/26 (EUR)	10,026,601	12,226,700
1.500%, 05/15/24 (EUR)	1,965,000	2,475,489
2.000%, 01/04/22 (EUR)	1,505,000	1,831,636
2.000%, 08/15/23 (EUR)	681,529	863,287
2.500%, 01/04/21 (EUR)	5,944,100	7,098,219
2.500%, 07/04/44 (EUR)	2,486,600	4,418,166
3.250%, 07/04/42 (EUR)	629,000	1,221,387
4.250%, 07/04/39 (EUR)	1,677,500	3,500,843
5.500%, 01/04/31 (EUR)	1,774,300	3,386,005
Canadian Government Bonds
1.500%, 06/01/26 (CAD)	3,802,000	2,917,078
1.750%, 05/01/20 (CAD)	3,474,000	2,653,828
2.750%, 06/01/22 (CAD)	1,870,000	1,481,692
3.500%, 12/01/45 (CAD)	1,500,000	1,588,656
4.000%, 06/01/41 (CAD)	975,000	1,061,902
5.750%, 06/01/29 (CAD)	385,000	409,240
Denmark Government Bonds
1.500%, 11/15/23 (DKK)	9,368,700	1,565,111
4.500%, 11/15/39 (DKK)	4,060,000	1,181,233
Finland Government Bonds
0.500%, 04/15/26 (144A) (EUR)	2,446,000	2,939,494
3.500%, 04/15/21 (144A) (EUR)	1,500,000	1,833,110
France Government Bond OAT
Zero Coupon, 05/25/21 (EUR)	9,287,929	10,697,758
Zero Coupon, 05/25/22 (EUR)	1,450,000	1,681,491
0.500%, 05/25/26 (EUR)	5,972,399	7,175,001
1.000%, 11/25/25 (EUR)	9,142,090	11,312,498
1.250%, 05/25/36 (144A) (EUR)	2,719,800	3,475,498
2.250%, 05/25/24 (EUR)	2,032,800	2,629,458
2.500%, 05/25/30 (EUR)	6,542,800	9,406,818
3.250%, 05/25/45 (EUR)	5,908,200	10,628,485
Ireland Government Bonds
2.000%, 02/18/45 (EUR)	448,000	633,044
5.400%, 03/13/25 (EUR)	2,685,800	4,044,454
Italy Buoni Poliennali Del Tesoro
1.350%, 04/15/22 (EUR)	1,304,000	1,508,454
2.200%, 06/01/27 (EUR)	4,328,000	5,088,401
3.750%, 09/01/24 (EUR)	13,007,000	16,532,555
3.850%, 09/01/49 (144A) (EUR)	2,725,000	3,580,833
4.000%, 09/01/20 (EUR)	3,639,000	4,331,073
5.000%, 08/01/39 (144A) (EUR)	4,126,000	6,296,172
5.250%, 11/01/29 (EUR)	6,535,200	9,575,057
Japan Government Five Year Bond 0.100%, 12/20/19 (JPY)	139,400,000	1,294,623
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	25,750,000	338,852
Japan Government Ten Year Bonds
0.100%, 09/20/26 (JPY)	2,292,500,000	21,817,183

Sovereign—(Continued)
Japan Government Ten Year Bonds
0.500%, 12/20/24 (JPY)	555,750,000	5,370,953
0.800%, 09/20/22 (JPY)	1,390,000,000	13,319,840
Japan Government Thirty Year Bonds
0.500%, 09/20/46 (JPY)	1,511,600,000	14,597,389
1.800%, 09/20/43 (JPY)	626,400,000	7,841,460
1.900%, 09/20/42 (JPY)	494,400,000	6,235,131
2.300%, 03/20/40 (JPY)	554,550,000	7,268,944
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	1,082,900,000	10,630,630
1.500%, 03/20/33 (JPY)	230,600,000	2,576,051
1.700%, 12/20/31 (JPY)	698,700,000	7,892,591
1.700%, 09/20/32 (JPY)	182,400,000	2,074,181
1.700%, 09/20/33 (JPY)	418,500,000	4,798,805
2.100%, 06/20/29 (JPY)	555,050,000	6,311,297
2.100%, 12/20/29 (JPY)	555,900,000	6,366,902
2.500%, 12/21/20 (JPY)	1,827,300,000	17,625,229
Kingdom of Belgium Government Bonds
1.600%, 06/22/47 (144A) (EUR)	1,144,400	1,512,939
5.000%, 03/28/35 (144A) (EUR)	355,000	681,295
Mexican Bonos
6.500%, 06/10/21 (MXN)	43,260,000	2,211,013
10.000%, 11/20/36 (MXN)	40,732,100	2,574,576
Netherlands Government Bonds
2.250%, 07/15/22 (144A) (EUR)	2,130,000	2,643,014
3.750%, 01/15/42 (144A) (EUR)	1,241,600	2,511,956
5.500%, 01/15/28 (EUR)	3,570,500	6,109,862
Norway Government Bond 3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,310,728
Poland Government Bonds
5.500%, 10/25/19 (PLN)	3,610,000	979,854
5.750%, 04/25/29 (PLN)	3,940,000	1,363,532
Republic of South Africa Government Bonds
6.500%, 02/28/41 (ZAR)	27,771,600	1,408,396
10.500%, 12/21/26 (ZAR)	29,175,000	2,340,835
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	3,378,000	2,532,876
2.250%, 06/01/21 (SGD)	865,000	646,985
Spain Government Bonds
0.350%, 07/30/23 (EUR)	2,380,000	2,771,959
1.950%, 04/30/26 (144A) (EUR)	10,275,000	13,178,054
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,826,142
4.200%, 01/31/37 (144A) (EUR)	1,045,000	1,824,279
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,404,246
4.700%, 07/30/41 (144A) (EUR)	2,112,000	4,088,596
4.850%, 10/31/20 (144A) (EUR)	8,313,000	10,119,281
6.000%, 01/31/29 (EUR)	2,280,500	3,978,110
Sweden Government Bonds
1.000%, 11/12/26 (SEK)	7,400,000	869,890
1.500%, 11/13/23 (144A) (SEK)	3,330,000	390,572
5.000%, 12/01/20 (SEK)	8,685,000	1,010,123
Switzerland Government Bond 4.000%, 02/11/23 (CHF)	415,000	501,299
United Kingdom Gilt
1.750%, 09/07/22 (GBP)	2,345,178	3,088,453
2.000%, 09/07/25 (GBP)	2,323,684	3,193,235

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
United Kingdom Gilt
2.250%, 09/07/23 (GBP)	1,170,000	$1,586,729
3.250%, 01/22/44 (GBP)	3,265,000	5,665,437
4.250%, 12/07/46 (GBP)	7,547,900	15,572,714
4.500%, 12/07/42 (GBP)	439,000	897,420
6.000%, 12/07/28 (GBP)	2,844,100	5,316,301
8.000%, 06/07/21 (GBP)	1,170,000	1,697,543

Total Foreign Government (Cost $430,384,450)		442,421,639

Mutual Funds—4.0%

Investment Company Securities—4.0%
BMO Real Estate Investment, Ltd.	27,192	27,649
F&C Commercial Property Trust, Ltd.	59,719	84,790
iShares Core MSCI EAFE ETF	2,180,942	133,909,839
Picton Property Income, Ltd. (The) (b)	61,106	76,131
Schroder Real Estate Investment Trust, Ltd.	58,799	41,071
Standard Life Investment Property Income Trust, Ltd.	46,024	55,122
UK Commercial Property Trust, Ltd.	74,072	83,062
Vanguard Global ex-U.S. Real Estate ETF (a)	330,803	19,517,377
Vanguard REIT ETF (a)	253,027	22,114,560

Total Mutual Funds (Cost $171,955,041)		175,909,601

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	4,784	297,003
Porsche Automobil Holding SE	13,109	851,726
Volkswagen AG	15,888	2,677,525

		3,826,254

Chemicals—0.0%
FUCHS Petrolub SE	6,002	236,004

Health Care Equipment & Supplies—0.0%
Sartorius AG	3,045	624,284

Household Products—0.0%
Henkel AG & Co. KGaA	15,252	1,492,752

Total Preferred Stocks (Cost $6,287,917)		6,179,294

Rights—0.0%

Construction & Engineering—0.0%
ACS Actividades de Construccion y Servicios S.A., Expires 07/11/19 (b)	21,565	33,840

Security Description	Shares/ Principal Amount*	Value

Equity Real Estate Investment Trusts—0.0%
Regional REIT, Ltd., Expires 07/18/19 (b)	4,504	74

Oil, Gas & Consumable Fuels—0.0%
Repsol S.A., Expires 07/09/19 (b)	120,104	66,619

Total Rights (Cost $103,534)		100,533

Short-Term Investments—3.9%

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $126,050,524; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $128,558,983.	126,037,921	126,037,921

U.S. Treasury—1.1%
U.S. Treasury Bill 2.353%, 08/15/19 (h)	47,000,000	46,878,534

Total Short-Term Investments (Cost $172,899,682)		172,916,455

Securities Lending Reinvestments (i)—4.8%

Bank Note—0.0%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (j)	2,000,000	2,009,009

Certificates of Deposit—3.0%
Banco Del Estado De Chile New York 2.592%, 1M LIBOR + 0.180%, 10/09/19 (j)	5,000,000	5,000,705
Banco Santander S.A.
2.590%, 07/16/19	5,000,000	5,000,645
2.600%, 07/05/19	5,000,000	5,000,260
Bank of Montreal (Chicago) 2.512%, 1M LIBOR + 0.100%, 10/11/19 (j)	4,000,000	4,000,132
Bank of Nova Scotia 2.564%, 1M LIBOR + 0.170%, 05/15/20 (j)	3,000,000	2,999,727
Barclays Bank plc
2.950%, 08/02/19	4,000,000	4,002,104
3.000%, 09/19/19	1,581,420	1,552,079
BNP Paribas S.A. New York 2.615%, 3M LIBOR + 0.050%, 11/06/19 (j)	2,000,000	2,000,736
China Construction Bank Corp. 2.670%, 07/18/19	5,000,000	5,000,770
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (j)	5,000,000	5,002,530
Credit Industriel et Commercial
Zero Coupon, 08/01/19	7,883,327	7,982,320
2.600%, 1M LIBOR + 0.160%, 01/03/20 (j)	3,000,000	3,000,483
Credit Suisse AG 2.580%, 1M LIBOR + 0.140%, 10/02/19 (j)	8,000,000	8,000,032

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
DZ Bank AG New York Zero Coupon, 07/05/19	2,980,312	$2,998,590
HSBC Bank USA, N.A. 2.565%, 3M LIBOR + 0.000%, 08/05/19 (j)	4,000,000	3,999,680
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 07/17/19	4,967,353	4,993,750
2.562%, 1M LIBOR + 0.150%, 09/11/19 (j)	5,000,000	5,000,335
Mizuho Bank, Ltd.
2.573%, 1M LIBOR + 0.160%, 09/12/19 (j)	3,000,000	3,000,774
2.672%, 3M LIBOR + 0.080%, 07/09/19 (j)	2,000,000	2,000,182
MUFG Bank Ltd. 2.800%, 07/16/19	2,000,000	2,000,400
National Australia Bank, Ltd. 2.602%, 1M LIBOR + 0.190%, 04/08/20 (j)	5,000,000	5,001,150
Nationwide Building Society Zero Coupon, 08/01/19	5,949,695	5,986,740
Natixis New York 2.747%, 3M LIBOR + 0.150%, 10/15/19 (j)	2,000,000	2,000,794
Norinchukin Bank, London Zero Coupon, 07/09/19	3,973,683	3,997,080
Societe Generale 2.672%, 3M LIBOR + 0.080%, 07/09/19 (j)	2,000,000	2,000,216
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (j)	4,000,000	4,000,144
2.660%, 08/23/19	5,000,000	5,002,315
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/08/19	986,362	997,340
2.600%, 07/05/19	6,000,000	6,000,246
2.689%, 3M LIBOR + 0.100%, 07/08/19 (j)	4,000,000	4,000,288
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,985,780
Svenska Handelsbanken AB 2.792%, 1M LIBOR + 0.380%, 12/10/19 (j)	2,000,000	2,002,466
Wells Fargo Bank N.A. 2.796%, 3M LIBOR + 0.210%, 10/25/19 (j)	6,000,000	6,004,758

		131,515,551

Commercial Paper—0.8%
Agricultural Bank of China 2.610%, 08/14/19	3,973,320	3,987,668
Bank of China, Ltd. 2.670%, 07/16/19	4,966,625	4,993,515
China Construction Bank Corp.
2.650%, 07/26/19	1,987,044	1,995,966
2.660%, 07/19/19	1,986,404	1,996,970
2.685%, 07/03/19	3,973,150	3,998,552
HSBC Bank plc
2.722%, 1M LIBOR + 0.320%, 07/30/19 (j)	4,000,000	4,000,796
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (j)	5,000,000	5,001,265
LMA S.A. & LMA Americas, Corp. 2.570%, 08/14/19	4,957,167	4,984,120
Royal Bank of Canada 2.757%, 3M LIBOR + 0.160%, 01/14/20 (j)	2,000,000	2,001,684

Commercial Paper—(Continued)
Sheffield Receivables Co. 2.600%, SOFR + 0.180%, 12/03/19 (j)	2,000,000	1,999,990
Starbird Funding Corp. 2.600%, 07/01/19	993,575	999,795

		35,960,321

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $914,988; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $933,109.	914,813	914,813
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $3,022,012; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $8,565,918; collateralized by various Common Stock with an aggregate market value of $9,352,315.	8,500,000	8,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $1,002,635; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 06/28/19 at 2.760%, due on 08/02/19 with a maturity value of $7,520,125; collateralized by various Common Stock with an aggregate market value of $8,250,000.	7,500,000	7,500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $1,000,217; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $500,115; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $510,003.	500,000	500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $1,600,337; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $1,638,457.	1,600,000	1,600,000

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $5,001,029; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $5,387,840.	5,000,000	$5,000,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $5,201,070; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $5,603,354.	5,200,000	5,200,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $3,001,458; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $3,232,704.	3,000,000	3,000,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $4,001,944; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $4,310,272.	4,000,000	4,000,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $3,301,604; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $3,555,975.	3,300,000	3,300,000

		44,514,813

Total Securities Lending Reinvestments (Cost $213,964,305)		213,999,694

Total Purchased Options—0.0% (k) (Cost $2,720,740)		1,804,898

Total Investments—104.2% (Cost $3,845,802,297)		4,630,202,028
Other assets and liabilities (net)—(4.2)%		(187,290,704)

Net Assets—100.0%		$4,442,911,324

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $211,763,295 and the collateral received consisted of cash in the amount of $213,647,767 and non-cash collateral with a value of $2,724,451. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2019, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2019, the market value of securities pledged was $152,409,336.
(f)	Affiliated Issuer. (See Note 8 of the Notes to Consolidated Financial Statements for a summary of transactions in securities of affiliated issuers.)
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2019, the market value of securities pledged was $66,280,273.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(j)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(k)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $88,473,218, which is 2.0% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	17,449,795	BNP	09/13/19	USD	12,212,954	$64,708
AUD	35,632,000	BNP	09/13/19	USD	24,978,050	92,597
AUD	39,438,250	BNP	09/13/19	USD	27,602,476	146,245
CAD	33,905,349	CSI	09/13/19	USD	25,365,192	560,484
CAD	18,178,695	MSIP	09/13/19	USD	13,736,997	163,315
EUR	1,516,394	BNP	07/10/19	USD	1,721,410	4,054
EUR	11,318,190	CBNA	09/13/19	USD	12,911,607	32,113
NZD	33,805,000	CBNA	09/13/19	USD	22,293,417	448,224

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-26

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NZD	18,894,770	NWM	09/13/19	USD	12,499,021	$212,060
NZD	20,161,000	NWM	09/13/19	USD	13,222,793	340,118
SEK	121,870,000	JPMC	09/13/19	USD	13,220,486	(28,635)
SEK	22,919,102	MSIP	09/13/19	USD	2,441,421	39,464

Contracts to Deliver
AUD	16,383,239	BOA	09/05/19	USD	11,359,089	(165,795)
AUD	39,438,250	JPMC	09/13/19	USD	27,644,948	(103,773)
CAD	12,664,774	NWM	07/24/19	USD	9,414,880	(261,279)
CHF	496,220	SSBT	09/12/19	USD	503,855	(7,757)
CHF	36,020,767	BBP	09/13/19	USD	36,605,682	(535,560)
DKK	16,714,704	UBSA	09/20/19	USD	2,561,060	(2,480)
EUR	1,232,934	BNP	07/10/19	USD	1,385,518	(17,405)
EUR	188,054,886	CBNA	07/10/19	USD	213,485,737	(496,902)
EUR	1,129,091	CBNA	07/10/19	USD	1,283,483	(1,279)
EUR	3,889,418	HSBCU	07/10/19	USD	4,344,571	(81,094)
EUR	1,715,539	MSIP	07/10/19	USD	1,926,432	(25,634)
EUR	1,244,113	MSIP	07/10/19	USD	1,404,046	(11,597)
EUR	1,844,923	SSBT	07/10/19	USD	2,089,571	(9,718)
EUR	1,150,725	SSBT	07/10/19	USD	1,289,929	(19,450)
EUR	190,229	SSBT	07/10/19	USD	213,285	(3,172)
EUR	1,313,126	UBSA	07/10/19	USD	1,482,224	(11,947)
EUR	70,439,119	CBNA	09/13/19	USD	80,264,037	(291,618)
EUR	33,164,474	CBNA	09/13/19	USD	37,373,947	(553,642)
EUR	17,006,000	CBNA	09/13/19	USD	19,156,647	(291,772)
EUR	31,302,292	GSBU	09/13/19	USD	35,236,523	(561,435)
EUR	4,891,000	UBSA	09/13/19	USD	5,590,022	(3,429)
GBP	29,494,309	JPMC	08/28/19	USD	37,657,626	102,939
GBP	51,621,853	UBSA	09/13/19	USD	65,899,270	127,744
JPY	14,731,122,285	GSBU	09/12/19	USD	138,553,922	1,204,883
JPY	11,880,489,479	CBNA	09/13/19	USD	109,972,966	(805,548)
JPY	4,796,103,000	CBNA	09/13/19	USD	44,651,542	(69,272)
JPY	2,687,694,286	JPMC	09/13/19	USD	24,539,536	(521,619)
JPY	1,162,141,855	NWM	09/13/19	USD	10,782,737	(53,546)
MXN	81,164,045	HSBCU	08/29/19	USD	4,191,083	2,660
MXN	14,268,707	SSBT	08/29/19	USD	735,658	(670)
NOK	10,530,651	SSBT	09/20/19	USD	1,239,994	2,817
PLN	7,961,254	BOA	07/11/19	USD	2,087,592	(45,261)
SEK	19,172,331	CBNA	09/20/19	USD	2,082,908	6,631
SGD	4,149,414	SCB	08/22/19	USD	3,044,380	(25,003)
ZAR	48,606,245	MSIP	09/18/19	USD	3,367,109	(50,579)

Net Unrealized Depreciation						$(1,505,815)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/16/19	258	AUD	37,061,734	$236,245
MSCI EAFE Index Mini Futures	09/20/19	1,500	USD	144,247,500	3,133,999
Russell 2000 Index E-Mini Futures	09/20/19	1,774	USD	139,001,770	2,460,972
S&P Midcap 400 Index E-Mini Futures	09/20/19	724	USD	141,180,000	2,437,305
U.S. Treasury Note 10 Year Futures	09/19/19	1,730	USD	221,385,938	1,719,378
U.S. Treasury Note 5 Year Futures	09/30/19	233	USD	27,530,406	338,280

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-27

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond Futures	09/19/19	297	USD	52,736,063	$1,895,256
United Kingdom Long Gilt Bond Futures	09/26/19	497	GBP	64,759,100	483,581

Futures Contracts—Short
Canada Government 10 Year Bond Futures	09/19/19	(69)	CAD	(9,862,170)	(70,717)
Euro STOXX 50 Index Futures	09/20/19	(1,736)	EUR	(60,169,760)	(1,336,107)
Euro-Bund Futures	09/06/19	(684)	EUR	(118,154,160)	(1,251,724)
FTSE 100 Index Futures	09/20/19	(692)	GBP	(50,993,480)	(710,643)
Hang Seng Index Futures	07/30/19	(263)	HKD	(374,840,750)	(148,364)
Japanese Government 10 Year Bond Futures	09/12/19	(72)	JPY	(11,077,200,000)	(277,582)
S&P 500 Index E-Mini Futures	09/20/19	(2,332)	USD	(343,293,720)	(3,978,741)
SPI 200 Index Futures	09/19/19	(131)	AUD	(21,480,725)	(133,612)
TOPIX Index Futures	09/12/19	(729)	JPY	(11,306,790,000)	(211,096)

Net Unrealized Appreciation					$4,586,430

Purchased Options

OTC Options on Equity Indices	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - S&P 500 Index	USD	3,100	JPMC	09/20/19	149,000	USD	1,490	$2,720,740	$1,804,898	$(915,842)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(1)
Pay	3M LIBOR	Quarterly	1.967%	Semi-Annually	06/26/29	USD	1,110,000,000	$(1,044,954)	$—	$(1,044,954)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(GSBU)—	Goldman Sachs Bank USA
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	Natwest Markets plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-28

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$30,976,323	$18,519,246	$—	$49,495,569
Air Freight & Logistics	6,547,650	3,996,694	—	10,544,344
Airlines	4,912,275	1,468,116	—	6,380,391
Auto Components	1,437,437	11,711,648	—	13,149,085
Automobiles	4,632,488	33,885,893	—	38,518,381
Banks	66,326,905	119,949,550	0	186,276,455
Beverages	23,169,407	28,839,467	—	52,008,874
Biotechnology	26,409,665	7,999,122	—	34,408,787
Building Products	3,614,766	9,955,052	—	13,569,818
Capital Markets	32,310,419	28,986,272	—	61,296,691
Chemicals	24,035,767	40,337,530	—	64,373,297
Commercial Services & Supplies	5,043,992	7,296,965	—	12,340,957
Communications Equipment	14,673,452	4,893,661	—	19,567,113
Construction & Engineering	752,000	11,212,675	—	11,964,675
Construction Materials	1,565,010	6,901,194	—	8,466,204
Consumer Finance	8,573,245	431,372	—	9,004,617
Containers & Packaging	4,593,166	826,270	—	5,419,436
Distributors	1,131,937	230,713	—	1,362,650
Diversified Consumer Services	288,751	141,337	—	430,088
Diversified Financial Services	20,187,717	7,748,538	—	27,936,255
Diversified Telecommunication Services	23,620,332	26,908,952	—	50,529,284
Electric Utilities	23,238,429	23,821,006	—	47,059,435
Electrical Equipment	5,706,239	17,352,254	—	23,058,493
Electronic Equipment, Instruments & Components	5,664,611	19,502,543	—	25,167,154
Energy Equipment & Services	5,409,641	1,147,872	—	6,557,513
Entertainment	23,914,872	7,685,194	—	31,600,066
Equity Real Estate Investment Trusts	135,860,625	62,353,956	—	198,214,581
Food & Staples Retailing	17,705,712	16,226,838	—	33,932,550
Food Products	13,497,124	43,972,918	—	57,470,042
Gas Utilities	587,441	6,354,300	—	6,941,741
Health Care Equipment & Supplies	41,602,657	19,706,778	—	61,309,435
Health Care Providers & Services	32,081,902	6,353,469	—	38,435,371
Health Care Technology	1,155,208	660,705	—	1,815,913
Hotels, Restaurants & Leisure	23,357,666	16,980,699	—	40,338,365
Household Durables	3,676,899	13,349,757	—	17,026,656
Household Products	20,137,418	8,999,267	—	29,136,685
Independent Power and Renewable Electricity Producers	1,021,060	1,154,413	—	2,175,473
Industrial Conglomerates	17,545,433	16,279,988	—	33,825,421
Insurance	29,681,442	68,876,663	—	98,558,105
Interactive Media & Services	55,344,702	1,940,726	—	57,285,428
Internet & Direct Marketing Retail	44,818,101	2,864,533	—	47,682,634

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-29

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$63,785,100	$12,520,601	$—	$76,305,701
Leisure Products	585,996	2,680,752	—	3,266,748
Life Sciences Tools & Services	13,084,980	3,763,467	—	16,848,447
Machinery	18,921,192	33,086,035	—	52,007,227
Marine	—	2,204,056	—	2,204,056
Media	17,060,756	8,013,477	—	25,074,233
Metals & Mining	3,172,528	37,067,829	—	40,240,357
Multi-Utilities	12,609,866	12,117,828	—	24,727,694
Multiline Retail	5,969,994	5,555,733	—	11,525,727
Oil, Gas & Consumable Fuels	54,157,786	64,502,015	—	118,659,801
Paper & Forest Products	—	2,938,988	—	2,938,988
Personal Products	2,251,743	27,468,811	—	29,720,554
Pharmaceuticals	55,457,640	93,261,156	—	148,718,796
Professional Services	3,753,780	17,481,884	—	21,235,664
Real Estate Management & Development	1,356,880	56,733,254	—	58,090,134
Road & Rail	12,584,327	15,515,014	—	28,099,341
Semiconductors & Semiconductor Equipment	47,328,933	14,502,784	—	61,831,717
Software	82,433,578	17,495,535	—	99,929,113
Specialty Retail	27,766,342	10,096,505	—	37,862,847
Technology Hardware, Storage & Peripherals	47,488,612	6,599,702	—	54,088,314
Textiles, Apparel & Luxury Goods	8,552,989	31,423,552	—	39,976,541
Tobacco	10,143,472	11,683,640	—	21,827,112
Trading Companies & Distributors	2,597,862	14,809,150	—	17,407,012
Transportation Infrastructure	—	7,680,691	—	7,680,691
Water Utilities	1,006,416	1,109,108	—	2,115,524
Wireless Telecommunication Services	—	20,053,943	—	20,053,943
Total Common Stocks	1,298,880,658	1,258,189,656	—	2,557,070,314
Total U.S. Treasury & Government Agencies*	—	1,059,799,600	—	1,059,799,600
Total Foreign Government*	—	442,421,639	—	442,421,639
Total Mutual Funds*	175,541,776	367,825	—	175,909,601
Total Preferred Stocks*	—	6,179,294	—	6,179,294
Rights
Construction & Engineering	33,840	—	—	33,840
Equity Real Estate Investment Trusts	—	74	—	74
Oil, Gas & Consumable Fuels	66,619	—	—	66,619
Total Rights	100,459	74	—	100,533
Total Short-Term Investments*	—	172,916,455	—	172,916,455
Total Purchased Options*	—	1,804,898	—	1,804,898
Total Securities Lending Reinvestments*	—	213,999,694	—	213,999,694
Total Investments	$1,474,522,893	$3,155,679,135	$—	$4,630,202,028

Collateral for Securities Loaned (Liability)	$—	$(213,647,767)	$—	$(213,647,767)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,551,056	$—	$3,551,056
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,056,871)	—	(5,056,871)
Total Forward Contracts	$—	$(1,505,815)	$—	$(1,505,815)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$12,705,016	$—	$—	$12,705,016
Futures Contracts (Unrealized Depreciation)	(8,118,586)	—	—	(8,118,586)
Total Futures Contracts	$4,586,430	$—	$—	$4,586,430
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(1,044,954)	$—	$(1,044,954)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-30

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$4,627,848,912
Affiliated investments at value (c) (d)	2,353,116
Cash	6,391,340
Cash denominated in foreign currencies (e)	12,122,336
Unrealized appreciation on forward foreign currency exchange contracts	3,551,056
Receivable for:
Investments sold	12,851,934
Fund shares sold	216
Dividends and interest	17,134,196
Variation margin on futures contracts	1,280,929

Total Assets	4,683,534,035
Liabilities
Cash collateral for purchased option contracts	1,720,000
Unrealized depreciation on forward foreign currency exchange contracts	5,056,871
Collateral for securities loaned	213,647,767
Payables for:
Investments purchased	11,730,796
Fund shares redeemed	2,331,371
Variation margin on centrally cleared swap contracts	1,976,162
Accrued Expenses:
Management fees	2,150,556
Distribution and service fees	902,672
Deferred trustees’ fees	123,656
Other expenses	982,860

Total Liabilities	240,622,711

Net Assets	$4,442,911,324

Net Assets Consist of:
Paid in surplus	$3,448,944,929
Distributable earnings (Accumulated losses)	993,966,395

Net Assets	$4,442,911,324

Net Assets
Class B	$4,442,911,324
Capital Shares Outstanding*
Class B	364,912,490
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$12.18

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $3,844,142,815.
(b)	Includes securities loaned at value of $209,413,904.
(c)	Includes securities loaned at value of $2,349,391.
(d)	Identified cost of affiliated investments was $1,659,482.
(e)	Identified cost of cash denominated in foreign currencies was $12,034,170.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$47,963,066
Dividends from affiliated investments	41,919
Interest	14,505,051
Securities lending income	504,012

Total investment income	63,014,048
Expenses
Management fees	13,233,359
Administration fees	104,783
Custodian and accounting fees	340,448
Distribution and service fees—Class B	5,410,589
Audit and tax services	50,620
Legal	24,151
Trustees’ fees and expenses	31,324
Shareholder reporting	99,780
Insurance	15,222
Miscellaneous	45,983

Total expenses	19,356,259
Less management fee waiver	(339,339)

Net expenses	19,016,920

Net Investment Income	43,997,128

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	150,837,012
Purchased options	2,653,997
Affiliated investments	131,747
Futures contracts	(27,788,673)
Written options	(1,361,570)
Swap contracts	85,026,252
Foreign currency transactions	(1,101,011)
Forward foreign currency transactions	5,957,672

Net realized gain	214,355,426

Net change in unrealized appreciation (depreciation) on:
Investments	267,200,928
Purchased options	(915,842)
Affiliated investments	356,189
Futures contracts	10,548,510
Swap contracts	(28,908,311)
Foreign currency transactions	128,470
Forward foreign currency transactions	2,964,012

Net change in unrealized appreciation	251,373,956

Net realized and unrealized gain	465,729,382

Net Increase in Net Assets From Operations	$509,726,510

(a)	Net of foreign withholding taxes of $2,886,227.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-31

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$43,997,128	$72,967,084
Net realized gain	214,355,426	143,256,440
Net change in unrealized appreciation (depreciation)	251,373,956	(548,863,320)

Increase (decrease) in net assets from operations	509,726,510	(332,639,796)

From Distributions to Shareholders
Class B	(236,651,705)	(97,690,364)

Total distributions	(236,651,705)	(97,690,364)

Decrease in net assets from capital share transactions	(39,473,053)	(452,589,241)

Total increase (decrease) in net assets	233,601,752	(882,919,401)

Net Assets
Beginning of period	4,209,309,572	5,092,228,973

End of period	$4,442,911,324	$4,209,309,572

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	126,480	$1,549,664	1,436,088	$17,991,096
Reinvestments	19,786,932	236,651,705	8,007,407	97,690,364
Redemptions	(22,816,155)	(277,674,422)	(46,918,086)	(568,270,701)

Net decrease	(2,902,743)	$(39,473,053)	(37,474,591)	$(452,589,241)

Decrease derived from capital shares transactions		$(39,473,053)		$(452,589,241)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-32

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.44		$12.56	$11.21	$11.11	$11.84	$11.48

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.19	0.16	0.13	0.10	0.13
Net realized and unrealized gain (loss)	1.31		(1.06)	1.37	0.27	(0.01)	0.69

Total income (loss) from investment operations	1.43		(0.87)	1.53	0.40	0.09	0.82

Less Distributions
Distributions from net investment income	(0.44)		(0.20)	(0.18)	(0.18)	(0.40)	(0.23)
Distributions from net realized capital gains	(0.25)		(0.05)	0.00	(0.12)	(0.42)	(0.23)

Total distributions	(0.69)		(0.25)	(0.18)	(0.30)	(0.82)	(0.46)

Net Asset Value, End of Period	$12.18		$11.44	$12.56	$11.21	$11.11	$11.84

Total Return (%) (b)	12.53	(c)	(6.97)	13.62	3.60	0.58	7.35

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89	(d)	0.89	0.89	0.89	0.89	0.90
Net ratio of expenses to average net assets (%) (e)	0.88	(d)	0.87	0.87	0.87	0.87	0.88
Ratio of net investment income to average net assets (%)	2.03	(d)	1.54	1.32	1.18	0.88	1.15
Portfolio turnover rate (%)	13	(c)	20	30	34	34	37
Net assets, end of period (in millions)	$4,442.9		$4,209.3	$5,092.2	$4,923.8	$4,991.8	$5,195.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).

See accompanying notes to consolidated financial statements.

BHFTI-33

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is AB Global Dynamic Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.

The Portfolio may invest up to 10% of its total assets in the AllianceBernstein Global Dynamic Allocation Portfolio, Ltd. which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary’s inception date was May 2, 2012 and it invests primarily in commodity derivatives, exchange-traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by AllianceBernstein L.P. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2019, the Portfolio held $53,259,521 in the Subsidiary, representing 1.1% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-34

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-35

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to controlled foreign corporations adjustments. These adjustments have no impact on net assets or the results of operations.

BHFTI-36

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $126,037,921. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $44,514,813. The combined value of all repurchase agreements is included as part of investments at value on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Consolidated Schedule of Investments and the valuation techniques are described in Note 3. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Consolidated Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Consolidated Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-37

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(90,062,553)	$—	$—	$—	$(90,062,553)
Mutual Funds	(22,842,948)	—	—	—	(22,842,948)
U.S. Treasury & Government Agencies	(100,742,266)	—	—	—	(100,742,266)
Total	$(213,647,767)	$—	$—	$—	$(213,647,767)
Total Borrowings	$(213,647,767)	$—	$—	$—	$(213,647,767)
Gross amount of recognized liabilities for securities lending transactions					$(213,647,767)

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity and interest rate futures were used for both hedging and investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

BHFTI-38

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

BHFTI-39

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

BHFTI-40

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate			Unrealized depreciation on centrally cleared swap contracts (a) (b)	$1,044,954
	Unrealized appreciation on futures contracts (b) (c)	$4,672,740	Unrealized depreciation on futures contracts (b) (c)	1,600,023
Equity	Investments at market value (d)	1,804,898
	Unrealized appreciation on futures contracts (b) (c)	8,032,276	Unrealized depreciation on futures contracts (b) (c)	6,518,563
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	3,551,056	Unrealized depreciation on forward foreign currency exchange contracts	5,056,871

		$18,060,970		$14,220,411

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(d)	Represents purchased options which are part of investments at value as shown in the Consolidated Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
BNP Paribas S.A.	$307,604	$(17,405)	$—	$290,199
Citibank N.A.	486,968	(486,968)	—	—
Credit Suisse International	560,484	—	—	560,484
Goldman Sachs Bank USA	1,204,883	(561,435)	—	643,448
HSBC Bank USA	2,660	(2,660)	—	—
JPMorgan Chase Bank N.A.	1,907,837	(654,027)	(1,253,810)	—
Morgan Stanley & Co. International plc	202,779	(87,810)	—	114,969
Natwest Markets plc	552,178	(314,825)	—	237,353
State Street Bank and Trust	2,817	(2,817)	—	—
UBS AG	127,744	(17,856)	—	109,888

	$5,355,954	$(2,145,803)	$(1,253,810)	$1,956,341

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$211,056	$—	$—	$211,056
Barclays Bank plc	535,560	—	—	535,560
BNP Paribas S.A.	17,405	(17,405)	—	—
Citibank N.A.	2,510,033	(486,968)	—	2,023,065
Goldman Sachs Bank USA	561,435	(561,435)	—	—
HSBC Bank USA	81,094	(2,660)	—	78,434
JPMorgan Chase Bank N.A.	654,027	(654,027)	—	—
Morgan Stanley & Co. International plc	87,810	(87,810)	—	—
Natwest Markets plc	314,825	(314,825)	—	—
Standard Chartered Bank	25,003	—	—	25,003

BHFTI-41

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
State Street Bank and Trust	$40,767	$(2,817)	$—	$37,950
UBS AG	17,856	(17,856)	—	—

	$5,056,871	$(2,145,803)	$—	$2,911,068

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Purchased options	$—	$2,653,997	$—	$2,653,997
Forward foreign currency transactions	—	—	5,957,672	5,957,672
Futures contracts	9,621,584	(37,410,257)	—	(27,788,673)
Swap contracts	80,345,036	4,681,216	—	85,026,252
Written options	—	(1,361,570)	—	(1,361,570)

	$89,966,620	$(31,436,614)	$5,957,672	$64,487,678

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Purchased options	$—	$(915,842)	$—	$(915,842)
Forward foreign currency transactions	—	—	2,964,012	2,964,012
Futures contracts	(2,957,249)	13,505,759	—	10,548,510
Swap contracts	(7,523,012)	(21,385,299)	—	(28,908,311)

	$(10,480,261)	$(8,795,382)	$2,964,012	$(16,311,631)

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$1,622,837,840
Futures contracts long	745,219,600
Futures contracts short	(843,570,095)
Purchased options	136,500
Swap contracts	1,450,687,817

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the

BHFTI-42

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$101,743,537	$445,130,430	$91,000,987	$703,822,702

BHFTI-43

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$13,233,359	0.700%	First $250 million
	0.650%	$250 million to $500 million
	0.625%	$500 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadvisor is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$500 million to $1 billion
0.020%	$2 billion to $3.5 billion
0.030%	$3.5 billion to $5 billion
0.040%	Over $5 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

BHFTI-44

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

8. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2019 is as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation	Ending Value as of June 30, 2019	Income earned from affiliates during the period	Number of shares held at June 30, 2019
Brighthouse Financial, Inc.	$200,528	$—	$(243,362)	$(36,675)	$79,509	$—	$—	—
MetLife, Inc.	2,322,970	—	(414,956)	168,422	276,680	2,353,116	41,919	47,375

	$2,523,498	$—	$(658,318)	$131,747	$356,189	$2,353,116	$41,919

9. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$3,863,431,322

Gross unrealized appreciation	978,252,934
Gross unrealized depreciation	(207,424,785)

Net unrealized appreciation (depreciation)	$770,828,149

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$78,654,523	$74,207,879	$19,035,841	$—	$97,690,364	$74,207,879

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$148,816,465	$87,346,736	$484,836,853	$—	$721,000,054

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains.

Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-45

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Board of Trustees’ Consideration of New Sub-Advisory Agreement

At an in-person meeting held on February 26-28, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Brighthouse Funds Trust I (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between Brighthouse Investment Advisers, LLC (the “Adviser”) and AllianceBernstein L.P. (the “Sub-Adviser”) for the AB Global Dynamic Allocation Portfolio, a series of the Trust (the “Portfolio”). BIA informed the Board that the Sub-Adviser believes the planned divestment of AXA Equitable Holdings, Inc. (“Equitable”), the indirect parent of the Sub-Adviser, by AXA S.A. (“AXA”), former owner of all outstanding shares of Equitable common stock (the “Transaction”), will eventually result in a change of control of the Sub-Adviser, which would result in an assignment and termination of the existing sub-advisory agreement (the “Current Sub-Advisory Agreement”) between the Adviser and Sub-Adviser.

In considering the New Sub-Advisory Agreement, the Board reviewed information that was provided by the Adviser and the Sub-Adviser, including information about the Transaction, as well as a representation by the Adviser that the material terms of the New Sub-Advisory Agreement, including the fees payable thereunder, were identical to the Current Sub-Advisory Agreement. The Independent Trustees were separately advised by independent legal counsel throughout the process, and met with independent legal counsel in executive session outside the presence of management.

In determining whether to approve the New Sub-Advisory Agreement, the Board considered the nature, quality and extent of the services that are currently provided by the Sub-Adviser under the Current Sub-Advisory Agreement as well as the services to be provided under the New Sub-Advisory Agreement. In approving the New Sub-Advisory Agreement, the Board considered its conclusions with respect to its approvals of the Current Sub-Advisory Agreement, including the Board’s general satisfaction with the nature, extent and quality of services being provided by the Sub-Adviser to the Portfolio. That approval, on which the Board voted at its meeting held in person on November 6-8, 2018, followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualifications of the Sub-Adviser’s portfolio management team and the Portfolio’s performance.

Based on the foregoing and other relevant considerations, at the Meeting, the Board, including a majority of the Independent Trustees, voted to approve the New Sub-Advisory Agreement. The Board concluded that, in light of all factors considered, the terms of the New Sub-Advisory Agreement, including fee rates, were fair and reasonable.

BHFTI-46

Brighthouse Funds Trust I

AB International Bond Portfolio

Managed by AllianceBernstein L.P.

Portfolio Manager Commentary*

PERFORMANCE

Since inception on April 29th, 2019, the Class A and B shares of the AB International Bond Portfolio returned 2.80% and 2.80%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays Aggregate ex-U.S. (USD Hedged) Index1, returned 2.69%. The Portfolio’s Custom Benchmark2 returned 3.21% over the same period.

MARKET ENVIRONMENT / CONDITIONS

The months of May and June proved to be a tale of two halves for the markets. May was characterized by a risk-off environment after a breakdown in U.S.-China trade discussions shook markets, weighing in on risk assets and sending oil prices tumbling. High yield securities came under pressure, while investment-grade corporates increased in absolute terms; both lagged duration-matched U.S. Treasuries. Developed Market treasury rates rallied and curves generally flattened, as longer maturities dropped more than shorter maturities—the exception being Italy, where disagreement with the European Union (“EU”) regarding the country’s budget drove yields higher. U.S. Treasury yields fell significantly in May, as the curve inverted further, with the yield on the 10-year note rallying almost 0.40% to end at 2.13%, well below the 2.34% yield on the three-month T-bill. The U.S. dollar strengthened relative to almost all Developed Market and Emerging Market (“EM”) currencies in the month, weakening only compared with safe haven currencies (namely, the yen and Swiss franc), as well as the Turkish lira and Thai baht.

After trade-policy unpredictability and geopolitical uncertainty created a tough environment for risk assets in May, central banks became even more dovish in June. European sovereigns rallied massively after the European Central Bank (“ECB”) announced further rate cuts or expansion of its quantitative easing program. The U.S. Federal Reserve (“Fed”) left rates unchanged at its June meeting and markets rallied strongly on dovish commentary from Fed officials regarding trade volatility and persistently low inflation. EM debt rallied particularly sharply in the risk-on environment, while high yield and investment grade corporates also performed well. Developed Market government yields fell almost across the board, most notably in Europe and the U.S. The yield on the 10-year U.S. Treasury note dipped below two percent before ending June at 2.01%, as the curve continued to invert. The 10-year German Bund yield reached a record low, moving below 0.30% for the first time ever, to finish the month at -0.33%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio’s objective is to maximize total return. The Portfolio invests, under normal circumstances, at least 80% of its net assets in fixed income securities. Under normal market conditions, the Portfolio invests significantly in fixed income securities of non-U.S. issuers. The Portfolio may invest in a broad range of fixed income securities across all fixed income sectors in both developed and emerging markets and may invest significantly in EM. The average portfolio duration of the Portfolio normally varies within 70% to 130% of the duration of the custom benchmark (60% Bloomberg Barclays Global Aggregate ex-USD/40% JPM EMBI Global Diversified Index).

The Portfolio posted positive absolute returns and slightly underperformed its Custom Benchmark for the two-month period ending on June 30, 2019. During this period, the Portfolio’s shorter than benchmark duration positioning as well as overall yield curve positioning in the U.S. and eurozone were the primary detractors. Conversely, local interest rate exposure to Brazil and an underweight to Japan contributed positively. An allocation to European high yield and U.S. Investment Grade and High Yield corporates detracted as did exposure to U.S. securitized assets (Commercial Mortgage Backed Securities, i.e. CMBS). Corporate security selection contributed positively, particularly in the Portfolio’s energy holdings. Within the Portfolio’s emerging market holdings, an overweight to Argentina which outperformed and underweight to Venezuela that underperformed helped.

BHFTI-1

Brighthouse Funds Trust I

AB International Bond Portfolio

Managed by AllianceBernstein L.P.

Portfolio Manager Commentary*—(Continued)

During the period, Portfolio positions were established in accordance to the prospectus. The Portfolio held a shorter than benchmark duration position. Within the global developed market allocation, the Portfolio’s duration underweight was focused in Japan, the U.S., France and the UK. Conversely, the Portfolio was overweight peripheral Europe, specifically Italy and Spain as well as Canada. Within sector, the global allocation was underweight governments with a tilt toward risk assets, with allocations to U.S. securitized positions and high yield. Within the Portfolio’s EM allocation, we preferred below investment grade sovereign credit and select exposure to local duration, where we believe the momentum for monetary easing has steady increased throughout the year. In terms of country specifics, it is important to note that we held an overweight in Argentina sovereign credit, a position that was controversial at the time of purchase, but merited by valuations. Within the Portfolio’s currency positioning, at period end we were underweight the U.S. dollar, with active positions in a basket of positions in other currencies, favoring EM currencies over those from developed markets.

Christian DiClementi

Scott A. DiMaggio

Matthew S. Sheridan

Portfolio Managers

AllianceBernstein L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

AB International Bond Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS GLOBAL AGGREGATE EX-USD INDEX & THE CUSTOM BENCHMARK

CUMULATIVE RETURNS (%) (FOR THE PERIOD ENDED JUNE 30, 2019)

Since Inception[3]
AB International Bond Portfolio
Class A	2.80
Class B	2.80
Bloomberg Barclays Global Aggregate ex-USD Index	2.69
Custom Benchmark	3.21

1 The Bloomberg Barclays Global Aggregate ex-USD Index (USD Hedged) is a measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

2 The Custom Benchmark is a blended index comprised of the Bloomberg Barclays Global Aggregate ex-USD Index (USD Hedged) (60%) and the JPMorgan EMBI Global Diversified Index (40%). The JPMorgan EMBI Global Diversified Index is comprised of USD- denominated emerging markets sovereign debt. It has a distinct distribution scheme which allows a more even distribution of weights among the countries in the index by only including a specified portion of those countries’ eligible current face amounts of debt outstanding.

3 Inception date of the Class A and Class B shares was 04/29/19. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Countries

% of Net Assets
United States	20.6
Japan	8.1
Germany	7.9
Canada	6.4
Italy	4.9
United Kingdom	3.8
Spain	3.5
Indonesia	2.4
France	2.3
Belgium	2.2

BHFTI-3

Brighthouse Funds Trust I

AB International Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 29, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

AB International Bond Portfolio		Annualized Expense Ratio	Beginning Account Value April 29, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** April 29, 2019 to June 30, 2019
Class A (a)	Actual	0.61%	$1,000.00	$1,028.00	$1.07
	Hypothetical*	0.61%	$1,000.00	$1,007.58	$1.06

Class B (a)	Actual	0.86%	$1,000.00	$1,028.00	$1.51
	Hypothetical*	0.86%	$1,000.00	$1,007.15	$1.49

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent two month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (63 days) in the most recent two month period, divided by 365 (to reflect the two month period).

(a)	Commencement of operations was April 29, 2019.

BHFTI-4

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Foreign Government—66.7% of Net Assets

Security Description	Principal Amount*	Value

Regional Government—1.7%
Kommuninvest I Sverige AB 1.000%, 10/02/24 (SEK)	27,350,000	$3,067,122
Province of Quebec Canada 2.750%, 09/01/25 (CAD)	18,095,000	14,393,784

		17,460,906

Sovereign—65.0%
Angolan Government International Bond 9.500%, 11/12/25	4,158,000	4,763,862
Argentine Republic Government International Bonds
5.875%, 01/11/28	439,000	333,640
6.625%, 07/06/28	8,765,000	6,762,285
6.875%, 01/26/27	9,363,000	7,509,126
6.875%, 01/11/48	963,000	712,630
Bahamas Government International Bond 6.000%, 11/21/28	1,040,000	1,123,014
Bahrain Government International Bond 6.000%, 09/19/44	2,210,000	2,022,375
Brazilian Government International Bond 4.250%, 01/07/25	7,735,000	8,151,375
Bundesrepublik Deutschland Bundesanleihe
0.500%, 02/15/28 (EUR)	15,300,000	18,805,449
1.000%, 08/15/24 (EUR)	21,392,578	26,427,539
1.500%, 09/04/22 (EUR)	24,800,000	30,251,076
Canadian Government Bond 2.250%, 03/01/24 (CAD)	53,289,000	42,262,118
Colombia Government International Bonds
3.875%, 04/25/27	3,711,000	3,870,573
5.000%, 06/15/45	1,296,000	1,430,136
Costa Rica Government International Bonds
7.000%, 04/04/44	3,569,000	3,542,268
7.158%, 03/12/45	400,000	401,004
Dominican Republic International Bonds
5.875%, 04/18/24	3,215,000	3,436,513
5.950%, 01/25/27	1,746,000	1,881,315
6.500%, 02/15/48	6,930,000	7,319,882
Dubai DOF Sukuk, Ltd. 5.000%, 04/30/29	1,232,000	1,333,911
Ecuador Government International Bonds
7.950%, 06/20/24	5,860,000	6,138,409
10.750%, 03/28/22	5,852,000	6,568,929
10.750%, 01/31/29 (144A)	1,070,000	1,206,436
Egypt Government International Bonds
5.577%, 02/21/23	1,732,000	1,759,123
5.625%, 04/16/30 (EUR)	1,145,000	1,271,394
8.500%, 01/31/47	6,189,000	6,552,406
El Salvador Government International Bond 7.750%, 01/24/23	3,015,000	3,229,849
European Financial Stability Facility 0.125%, 10/17/23 (EUR)	2,615,000	3,046,071
Finland Government Bond 0.500%, 09/15/29 (144A) (EUR)	5,210,000	6,241,834
French Republic Government Bond OAT 2.000%, 05/25/48 (144A) (EUR)	5,766,700	8,442,098

Sovereign—(Continued)
Gabon Government International Bond
6.375%, 12/12/24	617,900	611,499
Ghana Government International Bond 8.950%, 03/26/51	2,074,000	2,147,013
Guatemala Government Bonds
4.500%, 05/03/26	4,600,000	4,641,400
6.125%, 06/01/50 (144A)	544,000	569,845
Honduras Government International Bond 7.500%, 03/15/24	3,575,000	3,928,067
Indonesia Government International Bond 4.125%, 01/15/25	5,170,000	5,431,254
Indonesia Treasury Bond 8.375%, 03/15/34 (IDR)	173,488,000,000	13,016,973
Iraq International Bond 6.752%, 03/09/23	4,271,000	4,382,260
Ireland Government Bond 1.000%, 05/15/26 (EUR)	3,555,000	4,365,378
Italy Buoni Poliennali Del Tesoro
1.200%, 04/01/22 (EUR)	5,230,000	6,028,270
1.850%, 05/15/24 (EUR)	7,925,000	9,262,530
2.200%, 06/01/27 (EUR)	5,350,000	6,289,959
2.300%, 10/15/21 (EUR)	5,075,000	6,009,001
2.450%, 09/01/33 (144A) (EUR)	4,420,000	5,082,937
3.350%, 03/01/35 (144A) (EUR)	3,871,000	4,857,439
3.850%, 09/01/49 (144A) (EUR)	5,592,000	7,348,263
Ivory Coast Government International Bonds
5.375%, 07/23/24	4,743,000	4,782,414
6.625%, 03/22/48 (EUR)	2,085,000	2,311,867
Jamaica Government International Bonds
7.625%, 07/09/25	3,530,000	4,077,185
7.875%, 07/28/45	3,605,000	4,452,211
Japan Government Thirty Year Bond 0.500%, 03/20/49 (JPY)	463,950,000	4,451,794
Japan Government Twenty Year Bond 0.500%, 09/20/36 (JPY)	5,051,400,000	49,588,664
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (c)	2,851,638,348	27,597,509
Kazakhstan Government International Bond 5.125%, 07/21/25	2,039,000	2,304,437
Kenya Government International Bonds
6.875%, 06/24/24	3,800,000	4,041,064
8.000%, 05/22/32 (144A)	386,000	407,853
8.250%, 02/28/48	291,000	302,655
Kingdom of Belgium Government Bonds
0.200%, 10/22/23 (144A) (EUR)	10,385,000	12,177,987
1.450%, 06/22/37 (144A) (EUR)	3,865,000	5,013,108
5.000%, 03/28/35 (144A) (EUR)	2,492,000	4,782,502
Lebanon Government International Bonds
6.000%, 01/27/23	10,000,000	8,387,500
6.850%, 03/23/27	3,133,000	2,478,980
Malaysia Government Bond 4.059%, 09/30/24 (MYR)	48,625,000	12,102,571
Mongolia Government International Bond 5.625%, 05/01/23	2,488,000	2,532,351

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Nigeria Government International Bonds
5.625%, 06/27/22	4,161,000	$4,298,313
6.500%, 11/28/27	5,280,000	5,284,034
7.625%, 11/28/47	2,979,000	2,968,216
Oman Government International Bonds
4.750%, 06/15/26	7,279,000	6,720,235
6.750%, 01/17/48	2,135,000	1,881,328
Pakistan Government International Bond 6.875%, 12/05/27	3,414,000	3,448,823
Panama Government International Bonds
4.500%, 05/15/47	1,155,000	1,303,429
8.875%, 09/30/27	3,275,000	4,638,251
Peruvian Government International Bond 5.625%, 11/18/50	2,165,000	2,982,309
Qatar Government International Bond 3.875%, 04/23/23 (144A)	2,295,000	2,406,996
4.500%, 04/23/28	3,018,000	3,374,866
4.817%, 03/14/49	980,000	1,123,119
Republic of Austria Government Bonds
0.500%, 02/20/29 (144A) (EUR)	5,200,000	6,228,162
1.650%, 10/21/24 (144A) (EUR)	3,605,000	4,568,602
2.400%, 05/23/34 (144A) (EUR)	638,000	946,637
Republic of Azerbaijan International Bond 4.750%, 03/18/24	1,847,000	1,941,234
Republic of Cameroon International Bond 9.500%, 11/19/25	2,742,000	2,973,343
Republic of South Africa Government International Bonds
4.875%, 04/14/26	3,388,000	3,503,524
5.000%, 10/12/46	1,321,000	1,272,686
5.650%, 09/27/47	2,243,000	2,298,537
6.300%, 06/22/48	2,385,000	2,620,900
8.750%, 02/28/48 (ZAR)	132,022,900	8,451,903
Russian Federal Bond - OFZ 7.050%, 01/19/28 (RUB)	458,403,000	7,152,497
Russian Foreign Bond - Eurobonds
4.750%, 05/27/26	4,000,000	4,259,760
5.250%, 06/23/47	3,600,000	3,976,524
Saudi Government International Bonds
3.250%, 10/26/26	8,284,000	8,445,952
4.375%, 04/16/29 (144A)	565,000	610,459
5.250%, 01/16/50	4,236,000	4,814,553
Senegal Government International Bonds
6.250%, 07/30/24	3,178,000	3,402,761
6.750%, 03/13/48	3,627,000	3,405,942
Singapore Government Bond 3.000%, 09/01/24 (SGD)	3,847,000	3,007,370
Spain Government Bonds
1.950%, 04/30/26 (144A) (EUR)	2,915,000	3,738,592
2.350%, 07/30/33 (144A) (EUR)	11,321,000	15,631,098
4.400%, 10/31/23 (144A) (EUR)	8,890,000	12,143,726
Sri Lanka Government International Bonds
6.850%, 11/03/25	5,505,000	5,520,228
7.850%, 03/14/29	3,197,000	3,296,370
Thailand Government Bond 2.875%, 12/17/28 (THB)	92,220,000	3,194,691

Sovereign—(Continued)
Turkey Government International Bond 4.875%, 04/16/43	6,931,000	5,392,027
Ukraine Government International Bonds
Zero Coupon, 05/31/40 (a)	1,965,000	1,404,975
6.750%, 06/20/26 (144A) (EUR)	442,000	532,340
7.750%, 09/01/24	9,800,000	10,216,500
United Kingdom Gilt
1.500%, 07/22/47 (GBP)	3,581,000	4,573,065
2.500%, 07/22/65 (GBP)	526,000	921,470
4.750%, 12/07/30 (GBP)	11,650,200	20,900,861
Uruguay Government International Bonds
4.375%, 10/27/27	1,290,000	1,393,213
5.100%, 06/18/50	755,000	848,439
Zambia Government International Bonds
8.500%, 04/14/24	1,220,000	817,546
8.970%, 07/30/27	1,800,000	1,206,439

		658,604,225

Total Foreign Government (Cost $653,384,825)		676,065,131

Corporate Bonds & Notes—25.0%

Aerospace/Defense—0.2%
Bombardier, Inc. 7.500%, 03/15/25 (144A)	1,000,000	1,002,800
TransDigm, Inc. 6.250%, 03/15/26 (144A)	570,000	596,363

		1,599,163

Agriculture—0.3%
Altria Group, Inc. 1.700%, 06/15/25 (EUR)	1,820,000	2,062,022
Philip Morris International, Inc. 0.625%, 11/08/24 (EUR)	525,000	609,655
Reynolds American, Inc. 4.450%, 06/12/25	865,000	916,750

		3,588,427

Auto Manufacturers—1.1%
Daimler Finance North America LLC 3.750%, 11/05/21 (144A)	870,000	891,895
Dongfeng Motor Hong Kong International Co., Ltd. 1.150%, 10/23/21 (EUR)	525,000	608,165
Ford Motor Credit Co. LLC
3.021%, 03/06/24 (EUR)	1,290,000	1,553,583
5.875%, 08/02/21	850,000	896,035
General Motors Co. 4.200%, 10/01/27	905,000	911,335
General Motors Financial Co., Inc. 2.200%, 04/01/24 (EUR)	1,270,000	1,518,362
Harley-Davidson Financial Services, Inc. 3.350%, 02/15/23 (144A)	1,160,000	1,170,930

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Volkswagen International Finance NV 1.875%, 03/30/27 (EUR)	2,200,000	$2,593,480
Volvo Car AB 2.000%, 01/24/25 (EUR)	795,000	917,428

		11,061,213

Auto Parts & Equipment—0.2%
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 8.500%, 05/15/27 (144A)	1,000,000	1,030,000
Tenneco, Inc. 5.000%, 07/15/24 (EUR)	755,000	843,839

		1,873,839

Banks—8.4%
AIB Group plc
4.263%, 3M LIBOR + 1.8740%, 04/10/25 (144A) (a)	865,000	890,285
Allied Irish Banks plc 7.375%, 5Y EUR Swap + 7.339%, 12/03/20 (EUR) (a)	739,000	906,492
Banco Bilbao Vizcaya Argentaria S.A. 5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (a)	2,600,000	3,056,537
Bank of America Corp. 2.375%, 06/19/24 (EUR)	970,000	1,217,452
Bank of China, Ltd. 4.000%, 03/08/28	3,492,000	3,672,395
Bank of Montreal 0.200%, 01/26/23 (EUR)	2,630,000	3,040,498
Banque Centrale de Tunisie International Bond 5.750%, 01/30/25	2,600,000	2,413,533
Banque Federative du Credit Mutuel S.A. 3.000%, 09/11/25 (EUR)	700,000	895,864
Barclays plc
2.000%, 5Y EUR Swap + 1.900%, 02/07/28 (EUR) (a)	811,000	905,226
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	1,155,000	1,192,541
7.875%, 5Y USD Swap + 6.772%, 03/15/22 (a)	1,404,000	1,468,935
BNP Paribas S.A.
3.375%, 01/23/26 (GBP)	705,000	950,371
4.625%, 03/13/27 (144A)	575,000	613,699
BPCE S.A. 5.150%, 07/21/24 (144A)	555,000	600,100
CaixaBank S.A. 6.750%, 5Y EUR Swap + 6.498%, 06/13/24 (EUR) (a)	800,000	982,333
Capital One Financial Corp.
0.800%, 06/12/24 (EUR)	672,000	768,975
3.750%, 07/28/26	2,500,000	2,543,135
Citigroup, Inc. 0.750%, 10/26/23 (EUR)	520,000	604,886
Cooperative Rabobank UA 4.375%, 08/04/25	570,000	607,955
Credit Suisse AG 0.750%, 09/17/21 (EUR)	2,595,000	3,023,376

Banks—(Continued)
Credit Suisse Group AG 7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (a)	1,703,000	1,873,300
Credit Suisse Group Funding Guernsey, Ltd. 3.000%, 05/27/22 (GBP)	600,000	793,367
Danske Bank A/S
0.125%, 02/14/22 (EUR)	2,635,000	3,034,018
5.375%, 01/12/24 (144A)	565,000	610,426
5.875%, 5Y EUR Swap + 5.471%, 04/06/22 (EUR) (a)	1,287,000	1,543,938
Dexia Credit Local S.A. 0.625%, 01/21/22 (EUR)	3,100,000	3,613,277
DNB Boligkreditt 2.750%, 03/21/22 (EUR)	2,445,000	3,018,724
Goldman Sachs Group, Inc. (The)
1.625%, 07/27/26 (EUR)	1,285,000	1,547,558
2.905%, 3M LIBOR + 0.990%, 07/24/23 (a)	600,000	605,586
5.000%, 3M LIBOR + 2.874%, 11/10/22 (a)	625,000	600,000
5.500%, 5Y H15 + 3.623%, 08/10/24 (a)	463,000	473,996
HSBC Holdings plc
4.250%, 03/14/24	575,000	606,749
4.750%, 5Y EUR Swap + 3.844%, 07/04/29 (EUR) (a)	1,819,000	2,171,515
ING Groep NV 6.750%, 5Y USD Swap + 4.204%, 04/16/24 (a)	2,500,000	2,598,350
Intesa Sanpaolo S.p.A. 3.125%, 07/14/22 (144A)	2,420,000	2,394,547
Lloyds Banking Group plc 4.582%, 12/10/25	870,000	907,274
Morgan Stanley
1.750%, 03/11/24 (EUR)	1,270,000	1,536,688
1.875%, 03/30/23 (EUR)	1,255,000	1,516,657
National Bank of Canada 0.500%, 01/26/22 (EUR)	2,570,000	2,986,060
NatWest Markets plc 1.125%, 06/14/23 (EUR)	525,000	606,358
Nordea Bank Abp 6.125%, 5Y USD Swap + 3.388%, 09/23/24 (a)	903,000	926,135
Santander Holdings USA, Inc. 4.400%, 07/13/27	2,500,000	2,607,678
Santander UK plc 4.250%, 04/12/21 (EUR)	2,450,000	3,015,275
Societe Generale S.A. 5.000%, 01/17/24 (144A)	1,135,000	1,203,999
Standard Chartered plc
3.785%, 3M LIBOR + 1.560%, 05/21/25 (144A) (a)	1,480,000	1,510,968
3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (a)	580,000	594,226
Svenska Handelsbanken AB 6.250%, 5Y H15 + 3.689%, 03/01/24 (a)	2,600,000	2,749,500
UBS AG 1.375%, 04/16/21 (EUR)	4,942,000	5,796,947
UBS Group Funding Switzerland AG 6.875%, 5Y USD ICE Swap + 5.497%, 03/22/21 (a)	1,418,000	1,474,720
UniCredit S.p.A. 3.750%, 04/12/22 (144A)	890,000	900,203

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co. 2.000%, 07/28/25 (GBP)	400,000	$510,306
Zions Bancorp N.A. 4.500%, 06/13/23	570,000	600,508

		85,283,441

Building Materials—0.3%
Johnson Controls International plc 1.375%, 02/25/25 (EUR)	2,345,000	2,796,998

Chemicals—0.4%
CNAC HK Finbridge Co., Ltd. 4.125%, 07/19/27	2,525,000	2,594,754
Equate Petrochemical B.V. 3.000%, 03/03/22 (144A)	400,000	399,077
SASOL Financing USA LLC 5.875%, 03/27/24	825,000	893,615

		3,887,446

Commercial Services—0.2%
DP World plc 2.375%, 09/25/26 (EUR)	510,000	606,713
Hertz Corp. (The) 6.250%, 10/15/22	1,000,000	1,010,000
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	505,000	608,460

		2,225,173

Computers—0.9%
Apple, Inc.
2.513%, 08/19/24 (CAD)	2,770,000	2,146,494
Dell International LLC / EMC Corp. 5.300%, 10/01/29 (144A)	2,500,000	2,631,023
International Business Machines Corp. 0.875%, 01/31/25 (EUR)	2,075,000	2,435,381
Seagate HDD Cayman 4.750%, 01/01/25	904,000	913,106
Western Digital Corp. 4.750%, 02/15/26	905,000	887,850

		9,013,854

Diversified Financial Services—0.7%
GE Capital International Funding Co. 3.373%, 11/15/25	2,500,000	2,529,205
Navient Corp. 6.625%, 07/26/21	560,000	592,900
Power Finance Corp., Ltd. 6.150%, 12/06/28	887,000	1,018,995
REC, Ltd. 5.250%, 11/13/23	709,000	756,027
Synchrony Financial 4.250%, 08/15/24	1,170,000	1,218,471

Diversified Financial Services—(Continued)
Unifin Financiera S.A.B. de C.V. SOFOM ENR 7.000%, 01/15/25	1,239,000	1,209,846

		7,325,444

Entertainment—0.1%
International Game Technology plc 3.500%, 07/15/24 (EUR)	760,000	919,076

Electric—1.4%
Enel Americas S.A. 4.000%, 10/25/26	420,000	432,600
Enel Chile S.A. 4.875%, 06/12/28	571,000	623,817
Enel Generacion Chile S.A. 4.250%, 04/15/24	240,000	251,983
Eskom Holdings SOC, Ltd. 5.750%, 01/26/21	2,391,000	2,410,090
Infraestructura Energetica Nova S.A.B. de C.V. 4.875%, 01/14/48	1,095,000	969,075
Light Servicos de Eletricidade SA/Light Energia S.A. 7.250%, 05/03/23	614,000	644,700
LLPL Capital Pte, Ltd. 6.875%, 02/04/39	781,000	890,821
Perusahaan Listrik Negara PT
5.450%, 05/21/28	1,537,000	1,702,445
6.150%, 05/21/48	1,141,000	1,353,966
Southern Co. (The) 2.950%, 07/01/23	595,000	603,373
State Grid Overseas Investment 2014, Ltd. 4.125%, 05/07/24	3,645,000	3,877,743
Western Power Distribution West Midlands plc 3.875%, 10/17/24 (GBP)	420,000	586,935

		14,347,548

Energy-Alternate Sources—0.2%
Greenko Dutch B.V.
5.250%, 07/24/24	1,098,000	1,078,719
ReNew Power Synthetic 6.670%, 03/12/24	700,000	714,445

		1,793,164

Engineering & Construction—0.3%
Aeropuerto Internacional de Tocumen S.A. 6.000%, 11/18/48	1,900,000	2,238,200
Bioceanico Sovereign Certificate, Ltd. Zero Coupon, 06/05/34 (144A)	946,000	636,185

		2,874,385

Food—0.4%
BRF S.A. 3.950%, 05/22/23	1,103,000	1,084,359
MARB BondCo plc 6.875%, 01/19/25	595,000	620,722

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Marfrig Holdings Europe B.V. 8.000%, 06/08/23	935,000	$973,569
Minerva Luxembourg S.A.
6.500%, 09/20/26	400,000	416,560
6.500%, 09/20/26 (144A)	600,000	624,840
NBM US Holdings, Inc. 7.000%, 05/14/26 (144A)	690,000	725,535

		4,445,585

Forest Products & Paper—0.1%
Celulosa Arauco y Constitucion S.A. 5.500%, 04/30/49 (144A)	311,000	327,328
Lecta S.A. 6.500%, 08/01/23 (EUR)	580,000	499,453

		826,781

Healthcare-Products—0.1%
Medtronic Global Holdings SCA 0.250%, 07/02/25 (EUR)	621,000	703,308

Healthcare-Services—0.1%
CHS/Community Health Systems, Inc. 6.250%, 03/31/23	1,000,000	962,500

Holding Companies-Diversified—0.2%
KOC Holding 6.500%, 03/11/25	2,190,000	2,183,430

Housewares—0.2%
Turkiye Sise ve Cam Fabrikalari 6.950%, 03/14/26	1,735,000	1,742,842

Insurance—1.1%
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (a)	236,000	307,464
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.000%, 01/23/27 (EUR)	1,100,000	1,555,920
Chubb INA Holdings, Inc. 0.875%, 06/15/27 (EUR)	452,000	520,558
CNP Assurances
1.875%, 10/20/22 (EUR)	1,000,000	1,193,560
4.500%, 3M EURIBOR + 4.600%, 06/10/47 (EUR) (a)	1,400,000	1,861,255
Credit Agricole Assurances S.A. 4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (a)	1,200,000	1,579,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 3.250%, 3M EURIBOR + 3.400%, 05/26/49 (EUR) (a)	1,200,000	1,579,490
Nationwide Mutual Insurance Co. 9.375%, 08/15/39 (144A)	567,000	926,730

Insurance—(Continued)
Principal Financial Group, Inc. 4.700%, 3M LIBOR + 3.044%, 05/15/55 (a)	300,000	297,129
Prudential Financial, Inc. 5.375%, 3M LIBOR + 3.031%, 05/15/45 (a)	866,000	911,465
Voya Financial, Inc. 5.650%, 3M LIBOR + 3.580%, 05/15/53 (a)	589,000	610,769

		11,344,203

Internet—0.1%
Baidu, Inc.
3.875%, 09/29/23	580,000	600,984
4.875%, 11/14/28	842,000	922,147

		1,523,131

Investment Company Security—0.1%
MDC-GMTN B.V. 4.500%, 11/07/28	1,356,000	1,513,635

Iron/Steel—0.2%
ABJA Investment Co. Pte, Ltd. 5.450%, 01/24/28	940,000	899,745
CSN Resources S.A. 7.625%, 02/13/23	782,000	825,010

		1,724,755

Mining—0.5%
Glencore Finance Europe, Ltd. 1.750%, 03/17/25 (EUR)	1,280,000	1,513,915
Gold Fields Orogen Holdings BVI, Ltd. 5.125%, 05/15/24 (144A)	795,000	829,284
Nexa Resources S.A. 5.375%, 05/04/27	1,228,000	1,290,628
Press Metal Labuan, Ltd. 4.800%, 10/30/22	951,000	939,556
Vedanta Resources, Ltd. 6.125%, 08/09/24	503,000	462,581

		5,035,964

Multi-National—0.9%
European Investment Bank 1.250%, 05/12/25 (SEK)	80,770,000	9,244,197

Oil & Gas—2.9%
Eni S.p.A. 4.250%, 05/09/29 (144A)	1,173,000	1,237,958
Gran Tierra Energy International Holdings, Ltd. 6.250%, 02/15/25	219,000	203,944
Gran Tierra Energy, Inc. 7.750%, 05/23/27 (144A)	879,000	864,936
KazMunayGas National Co. JSC
4.400%, 04/30/23	4,304,000	4,496,905
5.750%, 04/19/47	2,334,000	2,639,871
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/26 (144A)	830,000	832,384

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/24	1,079,000	$1,167,610
Oil India, Ltd. 5.375%, 04/17/24	861,000	936,405
PDC Energy, Inc. 5.750%, 05/15/26	590,000	579,675
Pertamina Persero PT 5.625%, 05/20/43	1,173,000	1,289,323
Petrobras Global Finance B.V.
6.250%, 03/17/24	1,962,000	2,146,036
6.750%, 01/27/41	960,000	1,029,912
Petroleos Mexicanos
5.500%, 06/27/44	1,975,000	1,581,481
6.500%, 03/13/27	2,524,000	2,489,169
6.750%, 09/21/47	3,069,000	2,732,944
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/25	2,972,000	3,028,927
SM Energy Co. 6.625%, 01/15/27	610,000	564,250
Tengizchevroil Finance Co. International, Ltd. 4.000%, 08/15/26 (144A)	895,000	910,297
Transocean Poseidon, Ltd. 6.875%, 02/01/27 (144A)	560,000	591,850
UGI International LLC 3.250%, 11/01/25 (EUR)	510,000	616,166

		29,940,043

Packaging & Containers—0.1%
ARD Finance S.A. 7.125%, 7.875% PIK, 09/15/23 (b)	1,000,000	1,022,500

Pharmaceuticals—0.5%
AbbVie, Inc. 3.200%, 05/14/26	2,500,000	2,531,581
Allergan Funding SCS 2.625%, 11/15/28 (EUR)	796,000	994,441
CVS Health Corp. 4.100%, 03/25/25	580,000	611,393
Mylan NV 3.950%, 06/15/26	925,000	892,622

		5,030,037

Pipelines—1.2%
Boardwalk Pipelines L.P. 4.800%, 05/03/29	1,095,000	1,142,279
Enable Midstream Partners L.P. 4.950%, 05/15/28	2,500,000	2,622,713
Energy Transfer Operating L.P.
4.250%, 03/15/23	865,000	902,676
5.500%, 06/01/27	2,775,000	3,100,706
GNL Quintero S.A. 4.634%, 07/31/29	400,000	423,500

Pipelines—(Continued)
Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp. 5.625%, 02/15/26 (144A)	575,000	591,531
Peru LNG Srl 5.375%, 03/22/30	805,000	864,167
Southern Gas Corridor CJSC 6.875%, 03/24/26	1,139,000	1,320,279
Transportadora de Gas Internacional S.A. ESP 5.550%, 11/01/28	854,000	959,469

		11,927,320

Real Estate Investment Trusts—0.2%
VEREIT Operating Partnership L.P. 4.625%, 11/01/25	595,000	640,364
WPC Eurobond B.V. 2.125%, 04/15/27 (EUR)	1,300,000	1,550,753

		2,191,117

Savings & Loans—0.1%
Nationwide Building Society 2.000%, 5Y EUR Swap + 1.500%, 07/25/29 (EUR) (a)	1,317,000	1,499,711

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	2,500,000	2,450,933
Broadcom, Inc. 4.250%, 04/15/26 (144A)	600,000	607,849
NXP B.V. / NXP Funding LLC 3.875%, 06/18/26 (144A)	624,000	639,789

		3,698,571

Software—0.2%
Fidelity National Information Services, Inc. 1.500%, 05/21/27 (EUR)	1,317,000	1,562,270
Fiserv, Inc. 1.125%, 07/01/27 (EUR)	786,000	905,285

		2,467,555

Telecommunications—0.6%
Altice France S.A. 7.375%, 05/01/26 (144A)	1,000,000	1,025,000
AT&T, Inc. 3.400%, 05/15/25	1,467,000	1,507,266
3.550%, 06/01/24	570,000	592,668
Bharti Airtel, Ltd. 4.375%, 06/10/25	976,000	984,943
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	1,455,000	1,509,563

		5,619,440

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.1%
XPO Logistics, Inc. 6.750%, 08/15/24 (144A)	890,000	$948,963

Total Corporate Bonds & Notes (Cost $247,939,884)		254,184,759

U.S. Treasury & Government Agencies—4.1%

Agency Sponsored Mortgage - Backed—3.5%
Connecticut Avenue Securities Trust
4.554%, 1M LIBOR + 2.150%, 09/25/31 (144A) (a)	5,000,000	5,027,553
4.704%, 1M LIBOR + 2.300%, 08/25/31 (144A) (a)	5,000,000	5,043,066
4.804%, 1M LIBOR + 2.400%, 04/25/31 (144A) (a)	5,000,000	5,060,002
Fannie Mae Connecticut Avenue Securities
4.504%, 1M LIBOR + 2.100%, 03/25/31 (a)	5,000,000	4,999,994
4.654%, 1M LIBOR + 2.250%, 07/25/30 (a)	5,000,000	5,052,869
4.804%, 1M LIBOR + 2.400%, 05/28/30 (a)	5,000,000	5,081,341
Freddie Mac STACR Trust
5.054%, 1M LIBOR + 2.650%, 01/25/49 (144A) (a)	5,000,000	5,118,918

		35,383,743

U.S. Treasury—0.6%
U.S. Treasury Inflation Indexed Notes 0.125%, 07/15/26 (c) (d)	3,064,520	3,043,852
U.S. Treasury Notes 2.625%, 02/15/29	2,690,000	2,835,113

		5,878,965

Total U.S. Treasury & Government Agencies (Cost $41,391,296)		41,262,708

Asset-Backed Securities—1.5%

Asset-Backed - Automobile—0.1%
Hertz Vehicle Financing II L.P. 5.310%, 10/25/23 (144A)	1,000,000	1,052,287

Asset-Backed - Other—1.4%
Black Diamond CLO, Ltd.
3.708%, 3M LIBOR + 1.430%, 07/23/32 (144A) (a)	2,121,980	2,121,980
CIFC Funding, Ltd. 3.812%, 3M LIBOR + 1.220%, 07/20/30 (144A) (a)	3,000,000	2,999,412
Marlette Funding Trust
3.690%, 03/15/28 (144A)	1,000,000	1,005,481
4.370%, 07/17/28 (144A)	500,000	510,463
Octagon Investment Partners, Ltd. 3.912%, 3M LIBOR + 1.320%, 03/17/30 (144A) (a)	3,000,000	3,005,856
OZLM, Ltd. 4.147%, 3M LIBOR + 1.550%, 04/15/31 (144A)	3,000,000	2,952,855
Sofi Consumer Loan Program LLC 4.550%, 09/25/28 (144A) (a)	750,000	776,097

Asset-Backed - Other—(Continued)
Vibrant CLO XI, Ltd.
3.623%, 3M LIBOR + 1.370%, 07/20/32 (144A) (a)	1,300,000	1,300,000

		14,672,144

Total Asset-Backed Securities (Cost $15,687,598)		15,724,431

Mortgage-Backed Securities—0.1%

Collateralized Mortgage Obligations—0.1%
PMT Credit Risk Transfer Trust 5.162%, 1M LIBOR + 2.750%, 05/27/23 (144A) (a) (e)	914,135	916,741

Total Mortgage-Backed Securities (Cost $914,135)		916,741

Short-Term Investments—4.3%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $15,075,887; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $15,377,085.	15,074,380	15,074,380

U.S. Treasury—2.8%
U.S. Treasury Bills 2.078%, 09/26/19 (d) (f)	26,928,000	26,793,130
2.310%, 08/22/19 (d) (f)	1,500,000	1,495,507

		28,288,637

Total Short-Term Investments (Cost $43,362,167)		43,363,017

Total Investments—101.7% (Cost $1,002,679,905)		1,031,516,787
Other assets and liabilities (net)—(1.7)%		(17,582,704)

Net Assets—100.0%		$1,013,934,083

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Principal amount of security is adjusted for inflation.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

(d)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange and OTC swap contracts. As of June 30, 2019, the market value of securities pledged was $4,834,988.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2019, the market value of restricted securities was $916,741, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(f)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $172,571,488, which is 17.0% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
PMT Credit Risk Transfer Trust, 5.162%, 05/27/23	06/07/19	$914,135	$914,135	$916,741

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	7,261,813	JPMC	09/05/19	USD	5,085,317	$23,048
BRL	3,164,325	CBNA	07/02/19	USD	825,720	(1,667)
BRL	38,623,437	CBNA	07/02/19	USD	10,078,659	(20,341)
BRL	60,993,135	CBNA	07/02/19	USD	15,915,958	(32,122)
BRL	60,993,135	CBNA	07/02/19	USD	15,915,958	(32,122)
BRL	41,787,762	GSI	07/02/19	USD	10,932,479	(50,108)
BRL	14,679,483	JPMC	07/02/19	USD	3,830,563	(7,731)
BRL	14,679,483	SCB	07/02/19	USD	3,832,963	(10,132)
BRL	3,164,325	CBNA	08/02/19	USD	823,314	(1,603)
BRL	64,835,196	GSI	08/02/19	USD	16,883,726	(47,351)
BRL	14,679,483	JPMC	08/02/19	USD	3,820,345	(8,383)
CAD	14,246,897	CBNA	07/24/19	USD	10,730,146	154,790
CAD	4,022,049	JPMC	07/24/19	USD	3,006,173	66,759
CHF	9,940,695	MSC	09/12/19	USD	10,096,861	152,167
EUR	3,979,066	CBNA	07/10/19	USD	4,495,081	32,592
EUR	8,846,890	CBNA	07/10/19	USD	9,997,227	69,414
EUR	37,292,412	DBAG	07/10/19	USD	41,789,354	644,686
EUR	3,574,272	GSI	07/10/19	USD	4,016,888	50,180
EUR	1,036,936	MSC	07/10/19	USD	1,179,455	447
HUF	1,420,788,051	JPMC	07/11/19	USD	5,029,491	(25,760)
IDR	30,751,308,796	CBNA	08/22/19	USD	2,088,090	76,056
IDR	38,678,253,881	SCB	08/22/19	USD	2,613,572	108,439
INR	341,413,064	JPMC	07/16/19	USD	4,875,936	61,338
KRW	6,885,694,461	CBNA	08/26/19	USD	5,928,584	44,563
KRW	3,409,083,466	JPMC	08/26/19	USD	2,949,892	7,393
KRW	10,570,962,863	JPMC	08/26/19	USD	9,147,090	22,924
MXN	187,636,314	CBNA	08/29/19	USD	9,350,782	332,080
PLN	18,765,060	CSI	07/11/19	USD	4,992,496	34,740
PLN	37,814,457	JPMC	07/11/19	USD	10,018,761	111,887
RUB	248,192,782	CBNA	08/06/19	USD	3,913,478	(8,167)
RUB	630,567,062	CBNA	08/06/19	USD	9,690,045	231,923
SGD	13,373,487	CBNA	08/22/19	USD	9,858,404	34,161
TWD	306,632,801	JPMC	09/11/19	USD	9,952,379	(40,342)
TWD	314,241,778	SCB	09/11/19	USD	10,026,860	131,141
TWD	315,425,217	SCB	09/11/19	USD	10,218,409	(22,153)
ZAR	71,569,986	JPMC	09/18/19	USD	4,970,397	61,959

Contracts to Deliver
BRL	60,993,135	CBNA	07/02/19	USD	15,111,150	(772,686)
BRL	60,993,135	CBNA	07/02/19	USD	15,915,958	32,122

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	38,623,437	CBNA	07/02/19	USD	9,569,020	$(489,297)
BRL	3,164,325	CBNA	07/02/19	USD	825,720	1,667
BRL	41,787,762	GSI	07/02/19	USD	10,904,379	22,008
BRL	14,679,483	JPMC	07/02/19	USD	3,831,263	8,431
BRL	14,679,483	SCB	07/02/19	USD	3,830,563	7,731
BRL	60,993,135	CBNA	08/02/19	USD	15,869,578	30,908
CAD	59,106,328	CBNA	07/24/19	USD	43,953,683	(1,204,821)
CAD	15,123,240	JPMC	07/24/19	USD	11,244,973	(309,507)
CAD	21,643,021	SCB	07/24/19	USD	16,099,485	(436,247)
CHF	10,012,599	CBNA	09/12/19	USD	10,306,117	(17,046)
CZK	113,389,160	DBAG	07/11/19	USD	4,938,834	(132,874)
EUR	19,876,893	CBNA	07/10/19	USD	22,500,127	(117,260)
EUR	2,987,788	CBNA	07/10/19	USD	3,398,246	(1,478)
EUR	8,079,712	CSI	07/10/19	USD	9,084,764	(108,925)
EUR	10,550,573	DBAG	07/10/19	USD	11,850,784	(154,432)
EUR	2,638,183	DBAG	07/10/19	USD	2,976,673	(25,246)
EUR	1,479,560	GSI	07/10/19	USD	1,673,067	(10,485)
EUR	247,751,788	JPMC	07/10/19	USD	278,593,913	(3,316,238)
EUR	4,074,778	JPMC	07/10/19	USD	4,601,182	(35,399)
EUR	1,438,198	JPMC	07/10/19	USD	1,622,923	(13,564)
EUR	622,500	JPMC	07/10/19	USD	708,540	213
EUR	617,136	JPMC	07/10/19	USD	703,070	847
EUR	452,375	JPMC	07/10/19	USD	514,718	(27)
EUR	442,286	JPMC	07/10/19	USD	501,642	(1,623)
EUR	442,000	JPMC	07/10/19	USD	495,276	(7,664)
EUR	394,892	JPMC	07/10/19	USD	449,289	(48)
EUR	375,302	JPMC	07/10/19	USD	423,597	(3,449)
EUR	20,304,778	SCB	07/10/19	USD	22,920,001	(184,264)
EUR	2,347,179	SCB	07/10/19	USD	2,620,767	(50,025)
EUR	2,067,839	SCB	07/10/19	USD	2,336,985	(15,954)
EUR	1,212,523	SCB	07/10/19	USD	1,359,441	(20,256)
GBP	22,333,495	JPMC	08/28/19	USD	28,514,870	77,947
GBP	145,453	JPMC	08/28/19	USD	185,870	666
HUF	1,423,252,370	JPMC	07/11/19	USD	4,938,537	(73,873)
IDR	12,531,221,432	DBAG	08/22/19	USD	865,655	(16,239)
IDR	9,412,727,940	GSI	08/22/19	USD	652,619	(9,809)
IDR	113,609,434,843	SCB	08/22/19	USD	7,774,546	(220,805)
IDR	24,992,691,640	SCB	08/22/19	USD	1,710,305	(48,574)
IDR	15,104,691,840	SCB	08/22/19	USD	1,042,278	(20,726)
ILS	35,342,377	JPMC	07/16/19	USD	9,883,961	(27,577)
INR	336,465,016	SCB	07/16/19	USD	4,759,402	(106,318)
JPY	8,680,424,682	GSI	09/12/19	USD	81,643,942	709,987
JPY	90,361,991	GSI	09/12/19	USD	849,975	7,464
KRW	2,948,913,673	JPMC	08/26/19	USD	2,482,460	(75,640)
MXN	184,595,155	CSI	08/29/19	USD	9,247,982	(277,943)
MYR	48,625,000	GSI	08/21/19	USD	11,588,418	(169,230)
RUB	293,326,350	GSI	08/06/19	USD	4,431,581	(183,907)
RUB	78,184,830	GSI	08/06/19	USD	1,181,218	(49,019)
SEK	114,096,636	SCB	09/20/19	USD	12,393,653	37,502
SGD	6,784,011	JPMC	08/22/19	USD	5,013,179	(5,054)
SGD	27,149,967	SCB	08/22/19	USD	19,919,637	(163,594)
SGD	4,064,565	SCB	08/22/19	USD	2,982,127	(24,491)
THB	94,869,947	JPMC	08/22/19	USD	2,984,674	(112,512)
TWD	933,751,857	SCB	09/11/19	USD	29,760,589	(423,342)
ZAR	72,008,607	JPMC	09/18/19	USD	4,982,712	(80,486)
ZAR	69,006,597	JPMC	09/18/19	USD	4,792,374	(59,740)
ZAR	51,091,077	JPMC	09/18/19	USD	3,545,089	(47,318)

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CZK	113,477,883	DBAG	07/11/19	EUR	4,415,427	$51,068

Net Unrealized Depreciation						$(6,491,746)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund 10 Year Futures	09/06/19	257	EUR	44,394,180	$532,201
U.S. Treasury Note 10 Year Futures	09/19/19	108	USD	13,820,625	270,553
U.S. Treasury Note 2 Year Futures	09/30/19	173	USD	37,226,086	303,844

Futures Contracts—Short
Euro-Bobl 5 Year Futures	09/06/19	(249)	EUR	(33,475,560)	(156,737)
Euro-Buxl 30 Year Bond Futures	09/06/19	(78)	EUR	(15,826,200)	(514,502)
U.S. Treasury Note 5 Year Futures	09/30/19	(101)	USD	(11,933,781)	(147,654)
U.S. Treasury Note Ultra 10 Year Futures	09/19/19	(89)	USD	(12,293,125)	(345,342)
U.S. Treasury Ultra Long Bond Futures	09/19/19	(58)	USD	(10,298,625)	(438,774)

Net Unrealized Depreciation					$(496,411)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M CDOR	Semi-Annually	1.980%	Semi-Annually	05/22/24	CAD	24,970,000	$238,101	$19	$238,082
Receive	3M LIBOR	Semi-Annually	2.200%	Quarterly	05/24/24	USD	9,310,000	(191,916)	—	(191,916)
Receive	3M LIBOR	Semi-Annually	2.288%	Quarterly	05/24/21	USD	22,930,000	(198,652)	—	(198,652)

Totals								$(152,467)	$19	$(152,486)

Centrally Cleared Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Depreciation
Turkey Government International Bond 11.875%, due 01/15/30	(1.000%)	Quarterly	06/20/24	3.950%	USD	3,190,000	$404,339	$491,305	$(86,966)
Turkey Government International Bond 11.875%, due 01/15/30	(1.000%)	Quarterly	06/20/24	3.950%	USD	2,510,000	318,146	378,690	(60,544)
Turkey Government International Bond 11.875%, due 01/15/30	(1.000%)	Quarterly	06/20/24	3.950%	USD	670,000	84,924	93,567	(8,643)

Totals							$807,409	$963,562	$(156,153)

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	0.000%	USD	5,000,000	$(1,036,271)	$(1,047,965)	$11,694
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	0.000%	USD	2,500,000	(518,135)	(512,399)	(5,736)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	0.000%	USD	5,000,000	(1,036,271)	(1,043,358)	7,087
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	JPMC	0.000%	USD	9,000,000	(903,530)	(967,819)	64,289

Totals								$(3,494,207)	$(3,571,541)	$77,334

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(SCB)—	Standard Chartered Bank

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CZK)—	Czech Koruna
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDOR)—	Canadian Dollar Offered Rate
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(EURIBOR)—	Euro Interbank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ICE)—	Intercontinental Exchange
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(GMTN)—	Global Medium-Term Note

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarized the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$676,065,131	$—	$676,065,131
Total Corporate Bonds & Notes*	—	254,184,759	—	254,184,759
Total U.S. Treasury & Government Agencies*	—	41,262,708	—	41,262,708
Total Asset-Backed Securities*	—	15,724,431	—	15,724,431
Total Mortgage-Backed Securities*	—	916,741	—	916,741
Total Short-Term Investments*	—	43,363,017	—	43,363,017
Total Investments	$—	$1,031,516,787	$—	$1,031,516,787

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,441,248	$—	$3,441,248
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(9,932,994)	—	(9,932,994)
Total Forward Contracts	$—	$(6,491,746)	$—	$(6,491,746)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,106,598	$—	$—	$1,106,598
Futures Contracts (Unrealized Depreciation)	(1,603,009)	—	—	(1,603,009)
Total Futures Contracts	$(496,411)	$—	$—	$(496,411)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$238,082	$—	$238,082
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(546,721)	—	(546,721)
Total Centrally Cleared Swap Contracts	$—	$(308,639)	$—	$(308,639)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(3,494,207)	$—	$(3,494,207)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

AB International Bond Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a)	$1,031,516,787
Cash	542,263
Cash denominated in foreign currencies (b)	365,696
Cash collateral (c)	1,652,911
Unrealized appreciation on forward foreign currency exchange contracts	3,441,248
Receivable for:
Investments sold	1,390,365
Fund shares sold	61,459
Interest	10,186,242
Variation margin on futures contracts	44,921
Interest on OTC swap contracts	7,458
Variation margin on centrally cleared swap contracts	7,076

Total Assets	1,049,216,426
Liabilities
OTC swap contracts at market value (d)	3,494,207
Unrealized depreciation on forward foreign currency exchange contracts	9,932,994
Payables for:
Investments purchased	21,296,838
Foreign taxes	75,949
Accrued Expenses:
Management fees	420,248
Distribution and service fees	12
Deferred trustees’ fees	630
Other expenses	61,465

Total Liabilities	35,282,343

Net Assets	$1,013,934,083

Net Assets Consist of:
Paid in surplus	$985,876,823
Distributable earnings (Accumulated losses) (e)	28,057,260

Net Assets	$1,013,934,083

Net Assets
Class A	$1,013,802,000
Class B	132,083
Capital Shares Outstanding*
Class A	98,576,054
Class B	12,844
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.28
Class B	10.28

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,002,679,905.
(b)	Identified cost of cash denominated in foreign currencies was $364,868.
(c)	Includes collateral of $496,123 for futures contracts, $606,788 for centrally cleared swap contracts and $550,000 for forward foreign currency exchange contracts.
(d)	Net premium received on OTC swap contracts was $3,571,541.
(e)	Includes foreign capital gains tax of $75,949.

Statement of Operations

Period Ended June 30, 2019 (Unaudited) (a)

Investment Income
Interest (b)	$5,797,275

Total investment income	5,797,275
Expenses
Management fees	875,379
Administration fees	8,667
Custodian and accounting fees	76,518
Distribution and service fees—Class B	13
Audit and tax services	25,671
Legal	26,985
Trustees’ fees and expenses	9,718
Shareholder reporting	11,478
Miscellaneous	8,416

Total expenses	1,042,845

Net Investment Income	4,754,430

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	4,217,888
Futures contracts	(121,890)
Swap contracts	(593,431)
Foreign currency transactions	(901,562)
Forward foreign currency transactions	(885,526)

Net realized gain	1,715,479

Net change in unrealized appreciation (depreciation) on:
Investments (c)	28,760,933
Futures contracts	(496,411)
Swap contracts	(231,305)
Foreign currency transactions	45,880
Forward foreign currency transactions	(6,491,746)

Net change in unrealized appreciation	21,587,351

Net realized and unrealized gain	23,302,830

Net Increase in Net Assets From Operations	$28,057,260

(a)	Commencement of operations was April 29, 2019.
(b)	Net of foreign withholding taxes of $67,628.
(c)	Includes change in foreign capital gains tax of $75,949.

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

AB International Bond Portfolio

Statements of Changes in Net Assets

Period Ended June 30, 2019 (Unaudited)(a)
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$4,754,430
Net realized gain	1,715,479
Net change in unrealized appreciation	21,587,351

Increase in net assets from operations	28,057,260

Increase in net assets from capital share transactions	985,876,823

Total increase in net assets	1,013,934,083

Net Assets
Beginning of period	—

End of period	$1,013,934,083

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Period Ended June 30, 2019 (Unaudited)(a)
	Shares	Value
Class A
Sales	98,698,360	$986,984,946
Redemptions	(122,306)	(1,238,845)

Net increase	98,576,054	$985,746,101

Class B
Sales	12,847	$130,755
Redemptions	(3)	(33)

Net increase	12,844	$130,722

Increase derived from capital shares transactions		$985,876,823

(a)	Commencement of operations was April 29, 2019.

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

AB International Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Period Ended June 30,
	2019(a) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.05	(f)
Net realized and unrealized gain	0.23

Total income (loss) from investment operations	0.28

Net Asset Value, End of Period	$10.28

Total Return (%) (c)	2.80	(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.61	(e)
Ratio of net investment income to average net assets (%)	2.77	(e)(f)
Portfolio turnover rate (%)	18	(d)
Net assets, end of period (in millions)	$1,013.8

	Class B
	Period Ended June 30,
	2019(a) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.05	(f)
Net realized and unrealized gain	0.23

Total income (loss) from investment operations	0.28

Net Asset Value, End of Period	$10.28

Total Return (%) (c)	2.80	(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.86	(e)
Ratio of net investment income to average net assets (%)	3.06	(e)(f)
Portfolio turnover rate (%)	18	(d)
Net assets, end of period (in millions)	$0.1

(a)	Commencement of operations was April 29, 2019.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Net investment income per share and ratio of net investment income to average net assets for Class A shares may be less than Class B or significantly more than Class B because of the timing of income received in the Portfolio.

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust.

The series included in this report is AB International Bond Portfolio (the “Portfolio”) (commenced operations on April 29, 2019), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the

BHFTI-20

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and

BHFTI-21

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are

BHFTI-22

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it. At June 30, 2019, the Portfolio had investments in repurchase agreements with a gross value of $15,074,380, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets

BHFTI-23

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the

BHFTI-24

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2019, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

BHFTI-25

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$238,082	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$390,568
	Unrealized appreciation on futures contracts (b) (c)	1,106,598	Unrealized depreciation on futures contracts (b) (c)	1,603,009
Credit			OTC swap contracts at market value (d)	3,494,207
			Unrealized depreciation on centrally cleared swap contracts (a) (b)	156,153
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	3,441,248	Unrealized depreciation on forward foreign currency exchange contracts	9,932,994

Total		$4,785,928		$15,576,931

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(d)	Excludes OTC swap interest receivable of $7,458.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank N.A.	$1,040,276	$(1,040,276)	$—	$—
Credit Suisse International	34,740	(34,740)	—	—
Deutsche Bank AG	695,754	(328,791)	—	366,963
Goldman Sachs International	789,639	(789,639)	—	—
JPMorgan Chase Bank N.A.	443,412	(443,412)	—	—
Morgan Stanley & Co.	152,614	—	—	152,614
Standard Chartered Bank	284,813	(284,813)	—	—

	$3,441,248	$(2,921,671)	$—	$519,577

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Citibank N.A.	$2,698,610	$(1,040,276)	$(438,682)	$1,219,652
Credit Suisse International	386,868	(34,740)	—	352,128
Deutsche Bank AG	328,791	(328,791)	—	—
Goldman Sachs International	1,556,180	(789,639)	(766,541)	—
JPMorgan Chase Bank N.A.	6,709,871	(443,412)	(2,615,066)	3,651,393
Standard Chartered Bank	1,746,881	(284,813)	—	1,462,068

	$13,427,201	$(2,921,671)	$(3,820,289)	$6,685,241

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

BHFTI-26

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the period ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(885,526)	$(885,526)
Futures contracts	(121,890)	—	—	(121,890)
Swap contracts	(484,311)	(109,120)	—	(593,431)

	$(606,201)	$(109,120)	$(885,526)	$(1,600,847)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(6,491,746)	$(6,491,746)
Futures contracts	(496,411)	—	—	(496,411)
Swap contracts	(152,486)	(78,819)	—	(231,305)

	$(648,897)	$(78,819)	$(6,491,746)	$(7,219,462)

For the period ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$814,057,825
Futures contracts long	80,537,966
Futures contracts short	(74,251,479)
Swap contracts	78,594,447

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$58,607,504	$1,048,080,893	$17,258,427	$133,997,690

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the period ended June 30, 2019	% per annum	Average Daily Net Assets
$875,379	0.520%	First $500 million
	0.500%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. AllianceBernstein L.P. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the period ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,000,903,762

Gross unrealized appreciation	35,048,383
Gross unrealized depreciation	(13,430,963)

Net unrealized appreciation (depreciation)	$21,617,420

BHFTI-29

Brighthouse Funds Trust I

AB International Bond Portfolio

Board of Trustees’ Consideration of New Sub-Advisory Agreement

At an in-person meeting held on February 26-28, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Brighthouse Funds Trust I (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between Brighthouse Investment Advisers, LLC (the “Adviser”) and AllianceBernstein L.P. (the “Sub-Adviser”) for the AB International Bond Portfolio, as series of the Trust (the “Portfolio”). BIA informed the Board that the Sub-Adviser believes the planned divestment of AXA Equitable Holdings, Inc. (“Equitable”), the indirect parent of the Sub-Adviser, by AXA S.A. (“AXA”), former owner of all outstanding shares of Equitable common stock (the “Transaction”), will eventually result in a change of control of the Sub-Adviser, which would result in an assignment and termination of the existing sub-advisory agreement (the “Current Sub-Advisory Agreement”) between the Adviser and Sub-Adviser.

In considering the New Sub-Advisory Agreement, the Board reviewed information that was provided by the Adviser and the Sub-Adviser, including information about the Transaction, as well as a representation by the Adviser that the material terms of the New Sub-Advisory Agreement, including the fees payable thereunder, were identical to the Current Sub-Advisory Agreement. The Independent Trustees were separately advised by independent legal counsel throughout the process, and met with independent legal counsel in executive session outside the presence of management.

In determining whether to approve the New Sub-Advisory Agreement, the Board considered the nature, quality and extent of the services that are currently provided by the Sub-Adviser under the Current Sub-Advisory Agreement as well as the services to be provided under the New Sub-Advisory Agreement. In approving the New Sub-Advisory Agreement, the Board considered its conclusions with respect to its approvals of the Current Sub-Advisory Agreement. That approval, on which the Board voted at its meeting held in person on November 6-8, 2018, followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualifications of the Sub-Adviser’s portfolio management team.

Based on the foregoing and other relevant considerations, at the Meeting, the Board, including a majority of the Independent Trustees, voted to approve the New Sub-Advisory Agreement. The Board concluded that, in light of all factors considered, the terms of the New Sub-Advisory Agreement, including fee rates, were fair and reasonable.

BHFTI-30

Brighthouse Funds Trust I

AB International Bond Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements

At an in-person meeting held on November 6-8, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of Brighthouse Funds Trust I (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), initially approved the Trust’s advisory agreement (the “Advisory Agreement”) with Brighthouse Investment Advisers, LLC (the “Adviser”) and the sub-advisory agreement (the “Sub-Advisory Agreement,” and collectively with the Advisory Agreement, the “Agreements”) between the Adviser and AllianceBernstein L.P. (the “Sub-Adviser”) for the AB International Bond Portfolio, a new series of the Trust (the “Portfolio”).

In making these approvals, the Board reviewed a variety of materials that were provided by the Adviser and the Sub-Adviser relating to the Portfolio. In addition, the Independent Trustees reviewed a report that was prepared by JDL Consultants, LLC (“JDL”), an independent consultant to the Independent Trustees, which examined the comparative fees of the Portfolio.

During the Meeting, the Board received a presentation from the Adviser regarding the Portfolio and representatives of the Adviser responded to questions from the Independent Trustees. The Board also met with the Sub-Adviser at the Meeting and received a presentation regarding, among other things, the Sub-Adviser’s investment approach, investment performance information, investment personnel, organizational structure and the firm’s governance. Also, the Board reviewed the responses to wide-ranging questions relating to the business, operations and performance of the Sub-Adviser that the Sub-Adviser had prepared specifically for the Sub-Advisory Agreement review process. The Independent Trustees were separately advised by independent legal counsel throughout the process, and met with independent legal counsel in executive session outside the presence of management.

At the Meeting, the Board, including a majority of the Independent Trustees, concluded that the expected nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser supported the initial approval of the Agreements. The Board also concluded that the proposed fees to be paid by the Portfolio to the Adviser appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser. Finally, the Board reviewed the extent to which the investment advisory fees paid by the Portfolio shared economies of scale with investors or entailed the potential to share economies of scale with investors and concluded that those considerations generally supported the renewal of each Agreement. In approving the Agreements, the Board, including the Independent Trustees, gave attention to all of the information that was furnished and each Trustee placed varying degrees of importance on the various pieces of information that were provided to them. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board did not identify any single factor as determinative, and the Trustees generally attributed different weights to various factors.

Nature, extent and quality of services. The Board evaluated the nature, extent and quality of the services that the Adviser and the Sub-Adviser would provide to the Portfolio. The Board considered the Adviser’s services to be provided as investment manager to the Portfolio, including its services relating to the hiring and oversight of the Sub-Adviser, oversight of the Sub-Adviser’s investment services, the Sub-Adviser’s trading practices, transition management (as applicable), compliance programs and personnel, and risk management, among other things. The Adviser’s services in coordinating and overseeing the activities of the Trust’s other service providers, for the benefit of the Portfolio, was also considered. The Board took into consideration the quality of services the Adviser has provided to other portfolios of the Trust, which would be substantially similar to those it would provide for the Portfolio. The Board also noted that the Adviser’s investment, compliance and legal staff will conduct regular and periodic telephonic and in-person meetings with the Sub-Adviser to review and assess the services to be provided to the Portfolio, and that personnel of the Adviser will prepare and present reports to the Independent Trustees regarding those meetings. In addition, the Board considered the expertise, experience and performance of the personnel of the Adviser who will perform various services that are mentioned above.

With respect to the services to be provided by the Sub-Adviser, the Board considered a variety of information that the Adviser and the Sub-Adviser prepared for the Board’s review. The Board considered the Sub-Adviser’s investment process and philosophy, and the investment performance of other strategies managed by the Sub-Adviser that use the same philosophy and process, but with different portfolio guidelines. The Board took into account that the Sub-Adviser’s responsibilities include the maintenance of an investment program for the Portfolio that is consistent with the Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to the performance of these services. In particular, the Board considered, among other things, the Sub-Adviser’s current level of staffing as well as its compensation program and its overall resources. The Board reviewed the Sub-Adviser’s history and investment experience, as well as information provided regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who would provide services to the Portfolio.

BHFTI-31

Brighthouse Funds Trust I

AB International Bond Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)

Performance. The Board took into account that the Portfolio will utilize a customized, fixed-income based investment strategy designed to maximize total return and the Board noted the unavailability of comparable performance information for this strategy. The Board reviewed performance and risk metrics of other strategies managed by the Sub-Adviser that use a philosophy and process similar to that of the proposed strategy for the Portfolio.

Fees and Expenses. The Board gave consideration to the level and method of computing the fees payable under the Agreements. In addition, the Independent Trustees, with the assistance of the JDL report, also examined the proposed fees to be paid by the Portfolio in light of fees paid to other investment managers by comparable funds.

The Board noted that the sub-advisory fee for the Portfolio would be paid by the Adviser out of the advisory fees, and that the Adviser negotiated the sub-advisory fee at arm’s length.

Profitability. The Board noted that it would examine the Portfolio’s profitability to the Adviser at the next contract renewal and on an ongoing annual basis thereafter, along with the Portfolio’s profitability to the Sub-Adviser and its affiliates as a result of their relationships with the Portfolio, to the extent available. The Board also considered the ability of the Adviser to negotiate with the Sub-Adviser at arm’s length.

Economies of scale. The Board noted the fee schedule of the Advisory Agreement contains breakpoints that reduce the fee rate above specified asset levels. The Board noted that the Portfolio also has breakpoints in the Sub-Advisory Agreement. The Board recognized that, over time, due to the breakpoints the Portfolio has the potential to benefit from growth in the Portfolio’s assets.

Other factors. The Board considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Portfolio. Among them, the Board recognized that Brighthouse Securities, LLC, as the distributor for the Trust, will receive payments pursuant to Rule 12b-1 from the Portfolio to compensate for the provision of shareholder services and distribution activities, which could lead to growth in the Portfolio’s assets and corresponding benefits from such growth, including economies of scale. The Board considered other benefits that may be realized by the Sub-Adviser and its affiliates from their relationship with the Portfolio, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

BHFTI-32

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B and C shares of the American Funds Balanced Allocation Portfolio returned 12.15% and 11.98%, respectively. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 12.03%.

MARKET ENVIRONMENT / CONDITIONS

A mid-term election, a hawkish Federal Reserve (the “Fed”) and uncertainty about the direction of the global economy had investors on edge and led to a nerve-racking finish to 2018, with the S&P 500 Index delivering the worst quarterly return since 2011 in the fourth quarter. However, with election results essentially as predicted (Republicans retaining their Senate majority and Democrats seizing control of the House) and with economic news being no worse than what was already priced into the market, the stage was set for equities to reach even higher.

That catalyst for continued equity growth turned out to be a significant change in Fed rhetoric, which changed from “interest rates might be a long way from normal” in October of 2018, to a “slower pace of rate increases” in January of 2019, and ended with a June statement implying an interest rate cut if economic conditions (including the U.S.-China trade war), warranted it. The Fed stance was not without issues though. It is one of those peculiar times where bad economic news may be perversely good for equities and vice versa, as market participants hope for a cut in interest rates which, in turn, stimulate equities. For instance, concerns about a slowing global economy and the escalating trade war between the U.S. and China (which precipitated a market drop of 7% during the month of May), completely reversed after the Fed’s June statement, which signaled upcoming potential interest rate cuts exactly because of slowing economic growth. One interesting development was new research indicating that the long-term historical relationship between inflation and unemployment has changed (low unemployment is expected to lead to upwards wage pressure which then leads to inflation). As a result, the Fed now believes that the level of unemployment causing inflation is permanently lower than it was in the past—meaning, the Fed doesn’t need to raise interest rates (to combat inflation) as early in the cycle as expected.

The global economy is still seeing moderate economic growth, although the pace is slowing, according to IMF, Fed and ECB statements earlier this year. The central theme from all three organizations was the ongoing trade war, as increasing levels of tariffs between countries slows down trade and, consequently, global growth. Another concern is the (still unresolved) issue of Brexit (the U.K.’s decision to leave the European Union) and its impact on growth in Europe. After years of negotiations between the U.K. and the E.U., the two parties are yet to come to an agreement that the government in the U.K. will accept. The failure to come to an agreement led to numerous votes of confidence (a vote showing whether a majority continues to support the policy of a leader) and resulted in U.K. Prime Minister Theresa May’s resignation. After the end of the period, she was replaced by U.S.-born Boris Johnson, a controversial figure in British politics. Johnson, who was Mayor of London from 2008-2016, as well as a long-time E.U.-skeptic, is now the central figure in a change of leadership that reduces the already slim chances of an orderly Brexit occurring.

Meanwhile in the U.S., unemployment sits at 3.7%, near 50-year lows, and is trending downwards. This bodes well for continued consumer spending strength (consumption drives almost 70% of the U.S. economy). Additionally, the housing market is showing signs of improvement after experiencing headwinds in 2018, the result of too many years of above-average increases in home prices and rising mortgage rates as both price increases and mortgage rates have attenuated in 2019. Consequently, the economy is expected to extend its already existing record for the longest expansion in history (GDP has been growing for the past 121 consecutive months), with growth expected to come in at a moderate pace of 2.5% for the year.

Backed by these and other robust economic stats along with a “dovish” Fed, investors realized above-average returns across most asset classes. The S&P 500 Index was up 18.5% during the first six months of the year and had its best half-year since 1997. Foreign Developed and Emerging Markets equities did well too, coming in at 14.0% and 10.6% respectively, as measured by the MSCI EAFE and MSCI Emerging Markets indices. Fixed income did outstanding as well, with Emerging Market bonds, High Yield bonds and Investment Grade bonds all delivering around 10% for the period, helped by a large appetite for risk and falling rates. Asia credit returns, which are an important driver of the Emerging Markets bond index, had their best first half-year on record, and U.S. High Yield bonds had their best first half in 10 years. As a result, if history is any guide, it is reasonable to expect smaller gains for the remainder of the year (and possibly increased levels of volatility), as uncertainty regarding central bank guidelines, trade wars and a general sense of geopolitical instability conspires to potentially slow the global economy.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The American Funds Balanced Allocation Portfolio invested all its assets in funds of the American Funds Insurance Series (AFIS) and American Funds retail mutual funds to maintain a broad asset allocation of approximately 35% to fixed income and 65% to equities.

Over the six-month period, the Class B shares of the Portfolio outperformed the Dow Jones Moderate Index. The performance was primarily due to an overweight to High Yield bonds, an underweight to Emerging Markets equities, and strong performance from the underlying international equity funds.

Contribution from the domestic equity funds to relative performance was negative for the period, with all six funds underperforming their respective benchmarks. The weakest performer was the American Funds IS Blue Chip Income and Growth Fund, which underperformed its benchmark by 7.4%. The fund suffered from its

BHFTI-1

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*—(Continued)

security selection within the Healthcare, Technology, Consumer Discretionary and Consumer Staples sectors, as well as an almost 5% allocation to Cash, and an overweight to Healthcare. The American Funds American Mutual Fund underperformed its benchmark by 6% for the period. By far the biggest detractor from performance was the fund’s more than 12% allocation to Cash, but security selection within the Healthcare, Communications, Technology and Financials sectors weighed on returns as well. Relatively, the best performing domestic equity fund was the American Funds IS Growth Fund, which underperformed its benchmark by 1.7%. The fund benefitted from its growth profile versus its core benchmark, but security selection within the Healthcare, Consumer Discretionary, Consumer Staples and Financials sectors pulled the relative performance into negative territory.

The international equity funds generally helped relative returns. The strongest performer was the American Funds IS Global Small Cap Fund, which outperformed its benchmark by 5.3%. Despite a drag from the fund’s 9% allocation to Cash, the relative performance was pulled into positive territory by strong security selection within the Technology, Industrials, Healthcare, Financials and Real Estate sectors. Another strong performer was the American Funds IS New World Fund, which outperformed its benchmark by 3.0%. The main driver of outperformance was security selection, particularly within the Technology, Consumer Staples, Financials, Industrials and Healthcare sectors.

Contribution from fixed income was positive over the six-month period. The strongest performer was the American Funds IS Global Bond Fund, which outperformed its benchmark by 1.0%. The fund’s off-benchmark allocation to Greek government bonds was the most significant contributor to relative return, but an overweight to Mexican sovereign bonds and the Mexican peso abetted returns as well. The American Funds IS Bond Fund also had a good period, outperforming its benchmark by 0.7%. The main drivers of return were favorable duration management (as interest rates dropped), security selection within the Industrials and Utilities sectors, and exposure to bonds issued by the State of Illinois and Portugal.

Investment Committee

Brighthouse Investment Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
American Funds Balanced Allocation Portfolio
Class B	12.15	5.72	6.47	9.86
Class C	11.98	5.30	6.15	9.49
Dow Jones Moderate Index	12.03	5.72	5.32	8.71

1 The Dow Jones Moderate Index is a total return index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class B shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
American Funds Bond Fund (Class 1)	13.0
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	10.9
American Funds Growth-Income Fund (Class 1)	9.0
American Funds Growth Fund (Class 1)	9.0
American Funds International Growth and Income Fund (Class 1)	8.0
American Funds AMCAP Fund (Class R-6)	8.0
American Funds Fundamental Investors Fund (Class R-6)	8.0
American Funds American Mutual Fund (Class R-6)	8.0
American Funds Blue Chip Income and Growth Fund (Class 1)	7.9
American Funds International Fund (Class 1)	6.0

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	50.0
Investment Grade Fixed Income	23.9
International Developed Market Equities	14.2
High Yield Fixed Income	4.0
Global Equities	3.0
Global Fixed Income	3.0
Emerging Market Equities	2.0

BHFTI-3

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds Balanced Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B (a)	Actual	0.72%	$1,000.00	$1,121.50	$3.79
	Hypothetical*	0.72%	$1,000.00	$1,021.22	$3.61

Class C (a)	Actual	1.02%	$1,000.00	$1,119.80	$5.36
	Hypothetical*	1.02%	$1,000.00	$1,019.74	$5.11

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	11,306,636	$369,161,673
American Funds American Mutual Fund (Class R-6)	8,787,327	366,783,029
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	28,893,353	364,345,183
American Funds Bond Fund (Class 1) (a)	53,539,930	595,364,023
American Funds Fundamental Investors Fund (Class R-6)	6,217,482	368,572,318
American Funds Global Bond Fund (Class 1) (a)	11,411,875	137,855,452
American Funds Global Small Capitalization Fund (Class 1) (a)	5,648,333	138,553,619
American Funds Growth Fund (Class 1)	5,685,276	414,286,051
American Funds Growth-Income Fund (Class 1)	8,764,388	414,467,904
American Funds High-Income Bond Fund (Class 1) (a)	18,012,773	182,469,390
American Funds International Fund (Class 1) (a)	14,045,407	277,396,788
American Funds International Growth and Income Fund (Class 1) (a)	21,270,507	369,256,002

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	3,847,668	92,420,975
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	40,245,615	501,057,909

Total Mutual Funds (Cost $4,203,153,220)		4,591,990,316

Total Investments—100.1% (Cost $4,203,153,220)		4,591,990,316
Other assets and liabilities (net)—(0.1)%		(2,523,588)

Net Assets—100.0%		$4,589,466,728

(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,591,990,316	$—	$—	$4,591,990,316
Total Investments	$4,591,990,316	$—	$—	$4,591,990,316

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a)	$2,025,691,950
Affiliated investments at value (b)	2,566,298,366
Receivable for:
Investments sold	1,169,222
Affiliated investments sold	940,211
Fund shares sold	48,353

Total Assets	4,594,148,102
Liabilities
Payables for:
Fund shares redeemed	2,157,786
Accrued Expenses:
Management fees	216,450
Distribution and service fees	2,039,461
Deferred trustees’ fees	138,821
Other expenses	128,856

Total Liabilities	4,681,374

Net Assets	$4,589,466,728

Net Assets Consist of:
Paid in surplus	$4,021,939,240
Distributable earnings (Accumulated losses)	567,527,488

Net Assets	$4,589,466,728

Net Assets
Class B	$10,152,392
Class C	4,579,314,336
Capital Shares Outstanding*
Class B	1,044,671
Class C	474,399,451
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.72
Class C	9.65

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,723,754,762.
(b)	Identified cost of affiliated investments was $2,479,398,458.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$9,228,013
Dividends from affiliated investments	12,216,154

Total investment income	21,444,167
Expenses
Management fees	1,307,786
Administration fees	15,120
Custodian and accounting fees	14,033
Distribution and service fees—Class B	12,098
Distribution and service fees—Class C	12,313,482
Audit and tax services	15,979
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	41,569
Insurance	15,292
Miscellaneous	16,124

Total expenses	13,805,270

Net Investment Income	7,638,897

Net Realized and Unrealized Gain
Net realized gain on:
Investments	28,095,808
Affiliated investments	6,298,178
Capital gain distributions from Underlying Portfolios	92,919,469
Capital gain distributions from affiliated investments	47,799,973

Net realized gain	175,113,428

Net change in unrealized appreciation on:
Investments	155,891,352
Affiliated investments	169,718,131

Net change in unrealized appreciation	325,609,483

Net realized and unrealized gain	500,722,911

Net Increase in Net Assets From Operations	$508,361,808

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$7,638,897	$64,755,187
Net realized gain	175,113,428	338,826,738
Net change in unrealized appreciation (depreciation)	325,609,483	(588,675,908)

Increase (decrease) in net assets from operations	508,361,808	(185,093,983)

From Distributions to Shareholders
Class B	(910,094)	(717,480)
Class C	(402,386,185)	(321,515,220)

Total distributions	(403,296,279)	(322,232,700)

Increase (decrease) in net assets from capital share transactions	196,353,516	(175,198,282)

Total increase (decrease) in net assets	301,419,045	(682,524,965)

Net Assets
Beginning of period	4,288,047,683	4,970,572,648

End of period	$4,589,466,728	$4,288,047,683

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	68,784	$693,713	121,702	$1,292,970
Reinvestments	95,498	910,094	70,066	717,480
Redemptions	(49,493)	(505,663)	(172,040)	(1,764,247)

Net increase	114,789	$1,098,144	19,728	$246,203

Class C
Sales	6,377,018	$63,939,113	12,637,835	$129,289,335
Reinvestments	42,490,621	402,386,185	31,614,083	321,515,220
Redemptions	(26,820,685)	(271,069,926)	(60,412,077)	(626,249,040)

Net increase (decrease)	22,046,954	$195,255,372	(16,160,159)	$(175,444,485)

Increase (decrease) derived from capital shares transactions		$196,353,516		$(175,198,282)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.54		$10.67	$9.76	$10.07	$10.84	$11.50

Income (Loss) from Investment Operations
Net investment income (a)	0.03		0.17	0.16	0.15	0.16	0.20
Net realized and unrealized gain (loss)	1.11		(0.54)	1.46	0.60	(0.17)	0.46

Total income (loss) from investment operations	1.14		(0.37)	1.62	0.75	(0.01)	0.66

Less Distributions
Distributions from net investment income	(0.22)		(0.19)	(0.19)	(0.20)	(0.19)	(0.19)
Distributions from net realized capital gains	(0.74)		(0.57)	(0.52)	(0.86)	(0.57)	(1.13)

Total distributions	(0.96)		(0.76)	(0.71)	(1.06)	(0.76)	(1.32)

Net Asset Value, End of Period	$9.72		$9.54	$10.67	$9.76	$10.07	$10.84

Total Return (%) (b)	12.15	(c)	(3.95)	17.19	8.04	(0.33)	6.38

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32	(e)	0.31	0.31	0.31	0.31	0.31
Ratio of net investment income to average net assets (%) (f)	0.65	(e)	1.64	1.55	1.55	1.49	1.81
Portfolio turnover rate (%)	4	(c)	7	6	8	9	7
Net assets, end of period (in millions)	$10.2		$8.9	$9.7	$8.3	$7.1	$5.8

	Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.46		$10.59	$9.69	$9.99	$10.76	$11.42

Income (Loss) from Investment Operations
Net investment income (a)	0.02		0.14	0.12	0.12	0.11	0.15
Net realized and unrealized gain (loss)	1.10		(0.54)	1.46	0.61	(0.16)	0.47

Total income (loss) from investment operations	1.12		(0.40)	1.58	0.73	(0.05)	0.62

Less Distributions
Distributions from net investment income	(0.19)		(0.16)	(0.16)	(0.17)	(0.15)	(0.15)
Distributions from net realized capital gains	(0.74)		(0.57)	(0.52)	(0.86)	(0.57)	(1.13)

Total distributions	(0.93)		(0.73)	(0.68)	(1.03)	(0.72)	(1.28)

Net Asset Value, End of Period	$9.65		$9.46	$10.59	$9.69	$9.99	$10.76

Total Return (%) (b)	11.98	(c)	(4.31)	16.86	7.81	(0.71)	6.05

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.62	(e)	0.61	0.61	0.61	0.61	0.61
Ratio of net investment income to average net assets (%) (f)	0.34	(e)	1.36	1.22	1.28	1.05	1.36
Portfolio turnover rate (%)	4	(c)	7	6	8	9	7
Net assets, end of period (in millions)	$4,579.3		$4,279.2	$4,960.9	$4,605.4	$4,522.1	$4,909.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is American Funds Balanced Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B and C shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying Portfolios are valued at their closing daily NAV. The NAV of the Portfolio is calculated based on the NAVs of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectus of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to distributions received from Underlying Portfolios. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-9

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

3. Certain Risks

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio,excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$168,115,057	$0	$226,643,909

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$1,307,786	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

BHFTI-10

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class C shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.55% of average daily net assets in the case of Class C shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2019 is as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation	Ending Value as of June 30, 2019
American Funds Blue Chip Income and Growth Fund (Class 1)	$332,755,240	$30,749,426	$(6,475,784)	$1,547,563	$5,768,738	$364,345,183
American Funds Bond Fund (Class 1)	589,150,405	3,629,467	(32,991,295)	472,366	35,103,080	595,364,023
American Funds Global Bond Fund (Class 1)	136,380,618	1,164,989	(7,356,774)	(40,871)	7,707,490	137,855,452
American Funds Global Small Capitalization Fund (Class 1)	121,531,807	9,022,031	(8,004,900)	2,127,970	13,876,711	138,553,619
American Funds High-Income Bond Fund (Class 1)**	174,557,821	2,244,386	(8,958,647)	(986,509)	15,612,339	182,469,390
American Funds International Fund (Class 1)	248,878,355	8,300,334	(9,538,506)	1,747,514	28,009,091	277,396,788
American Funds International Growth and Income Fund (Class 1)**	339,090,207	5,796,272	(19,808,292)	1,777,915	42,399,900	369,256,002
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)**	500,319,884	2,473,363	(22,628,350)	(347,770)	21,240,782	501,057,909

	$2,442,664,337	$63,380,268	$(115,762,548)	$6,298,178	$169,718,131	$2,566,298,366

**	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Affiliated Underlying Portfolio as of June 30, 2019. The most recent Annual Report of the Affiliated Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held June 30, 2019
American Funds Blue Chip Income and Growth Fund (Class 1)	$28,346,421	$1,575,537	28,893,353
American Funds Bond Fund (Class 1)	—	3,337,159	53,539,930
American Funds Global Bond Fund (Class 1)	—	1,040,638	11,411,875
American Funds Global Small Capitalization Fund (Class 1)	8,444,739	106,942	5,648,333
American Funds High-Income Bond Fund (Class 1)**	—	2,234,915	18,012,773
American Funds International Fund (Class 1)	6,890,490	481,084	14,045,407
American Funds International Growth and Income Fund (Class 1)**	4,118,323	1,392,618	21,270,507
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)**	—	2,047,261	40,245,615

	$47,799,973	$12,216,154

BHFTI-11

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$4,206,368,200

Gross unrealized appreciation	403,942,108
Gross unrealized depreciation	(18,319,992)

Net unrealized appreciation (depreciation)	$385,622,116

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$69,458,018	$71,874,216	$252,774,682	$241,335,024	$322,232,700	$313,209,240

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$80,938,471	$321,634,811	$60,012,633	$—	$462,585,915

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-12

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B and C shares of the American Funds Growth Allocation Portfolio returned 14.37% and 14.13%, respectively. The Portfolio’s benchmark, the Dow Jones Moderately Aggressive Index1, returned 14.60%.

MARKET ENVIRONMENT / CONDITIONS

A mid-term election, a hawkish Federal Reserve (the “Fed”) and uncertainty about the direction of the global economy had investors on edge and led to a nerve-racking finish to 2018, with the S&P 500 Index delivering the worst quarterly return since 2011 in the fourth quarter. However, with election results essentially as predicted (Republicans retaining their Senate majority and Democrats seizing control of the House) and with economic news being no worse than what was already priced into the market, the stage was set for equities to reach even higher.

That catalyst for continued equity growth turned out to be a significant change in Fed rhetoric, which changed from “interest rates might be a long way from normal” in October of 2018, to a “slower pace of rate increases” in January of 2019, and ended with a June statement implying an interest rate cut if economic conditions (including the U.S.-China trade war), warranted it. The Fed stance was not without issues though. It is one of those peculiar times where bad economic news may be perversely good for equities and vice versa, as market participants hope for a cut in interest rates which, in turn, stimulate equities. For instance, concerns about a slowing global economy and the escalating trade war between the U.S. and China (which precipitated a market drop of 7% during the month of May), completely reversed after the Fed’s June statement, which signaled upcoming potential interest rate cuts exactly because of slowing economic growth. One interesting development was new research indicating that the long-term historical relationship between inflation and unemployment has changed (low unemployment is expected to lead to upwards wage pressure which then leads to inflation). As a result, the Fed now believes that the level of unemployment causing inflation is permanently lower than it was in the past—meaning, the Fed doesn’t need to raise interest rates (to combat inflation) as early in the cycle as expected.

The global economy is still seeing moderate economic growth, although the pace is slowing, according to IMF, Fed and ECB statements earlier this year. The central theme from all three organizations was the ongoing trade war, as increasing levels of tariffs between countries slows down trade and, consequently, global growth. Another concern is the (still unresolved) issue of Brexit (the U.K.’s decision to leave the European Union) and its impact on growth in Europe. After years of negotiations between the U.K. and the E.U., the two parties are yet to come to an agreement that the government in the U.K. will accept. The failure to come to an agreement led to numerous votes of confidence (a vote showing whether a majority continues to support the policy of a leader) and resulted in U.K. Prime Minister Theresa May’s resignation. After the end of the period, she was replaced by U.S.-born Boris Johnson, a controversial figure in British politics. Johnson, who was Mayor of London from 2008-2016, as well as a long-time E.U.-skeptic, is now the central figure in a change of leadership that reduces the already slim chances of an orderly Brexit occurring.

Meanwhile in the U.S., unemployment sits at 3.7%, near 50-year lows, and is trending downwards. This bodes well for continued consumer spending strength (consumption drives almost 70% of the U.S. economy). Additionally, the housing market is showing signs of improvement after experiencing headwinds in 2018, the result of too many years of above-average increases in home prices and rising mortgage rates as both price increases and mortgage rates have attenuated in 2019. Consequently, the economy is expected to extend its already existing record for the longest expansion in history (GDP has been growing for the past 121 consecutive months), with growth expected to come in at a moderate pace of 2.5% for the year.

Backed by these and other robust economic stats along with a “dovish” Fed, investors realized above-average returns across most asset classes. The S&P 500 Index was up 18.5% during the first six months of the year and had its best half-year since 1997. Foreign Developed and Emerging Markets equities did well too, coming in at 14.0% and 10.6% respectively, as measured by the MSCI EAFE and MSCI Emerging Markets indices. Fixed income did outstanding as well, with Emerging Market bonds, High Yield bonds and Investment Grade bonds all delivering around 10% for the period, helped by a large appetite for risk and falling rates. Asia credit returns, which are an important driver of the Emerging Markets bond index, had their best first half-year on record, and U.S. High Yield bonds had their best first half in 10 years. As a result, if history is any guide, it is reasonable to expect smaller gains for the remainder of the year (and possibly increased levels of volatility), as uncertainty regarding central bank guidelines, trade wars and a general sense of geopolitical instability conspires to potentially slow the global economy.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The American Funds Growth Allocation Portfolio invested all its assets in funds of the American Funds Insurance Series (AFIS) and American Funds retail mutual funds to maintain a broad asset allocation of approximately 15% to fixed income and 85% to equities.

Over the six-month period, the Portfolio underperformed the Dow Jones Moderately Aggressive Index. The Portfolio primarily underperformed due to an underweight to Mid Cap equities, as well as suboptimal performance by the underlying domestic equity funds.

Contribution from the domestic equity funds to relative performance was negative for the period, with all six funds underperforming their respective benchmarks. The weakest performer was the American Funds IS Blue Chip Income and Growth Fund, which underperformed its benchmark by 7.4%. The fund suffered from its security selection within the Healthcare, Technology, Consumer

BHFTI-1

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*—(Continued)

Discretionary and Consumer Staples sectors, as well as an almost 5% allocation to Cash, and an overweight to Healthcare. The American Funds American Mutual Fund underperformed its benchmark by 6% for the period. By far the biggest detractor from performance was the fund’s more than 12% allocation to Cash, but security selection within the Healthcare, Communications, Technology and Financials sectors weighed on returns as well. Relatively, the best performing domestic equity fund was the American Funds IS Growth Fund, which underperformed its benchmark by 1.7%. The fund benefitted from its growth profile versus its core benchmark, but security selection within the Healthcare, Consumer Discretionary, Consumer Staples and Financials sectors pulled the relative performance into negative territory.

The international equity funds generally helped relative returns. The strongest performer was the American Funds IS Global Small Cap Fund, which outperformed its benchmark by 5.3%. Despite a drag from the fund’s 9% allocation to Cash, the relative performance was pulled into positive territory by strong security selection within the Technology, Industrials, Healthcare, Financials and Real Estate sectors. Another strong performer was the American Funds IS New World Fund, which outperformed its benchmark by 3.0%. The main driver of outperformance was security selection, particularly within the Technology, Consumer Staples, Financials, Industrials and Healthcare sectors.

Contribution from fixed income was positive over the six-month period. The strongest performer was the American Funds IS Global Bond Fund, which outperformed its benchmark by 1.0%. The fund’s off-benchmark allocation to Greek government bonds was the most significant contributor to relative return, but an overweight to Mexican sovereign bonds and the Mexican peso abetted returns as well. The American Funds IS Bond Fund also had a good period, outperforming its benchmark by 0.7%. The main drivers of return were favorable duration management (as interest rates dropped), security selection within the Industrials and Utilities sectors, and exposure to bonds issued by the State of Illinois and Portugal.

Investment Committee

Brighthouse Investment Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATELY AGGRESSIVE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
American Funds Growth Allocation Portfolio
Class B	14.37	5.12	7.54	11.39
Class C	14.13	4.82	7.21	11.06
Dow Jones Moderately Aggressive Index	14.60	5.21	6.23	10.45

1 The Dow Jones Moderately Aggressive Index is a total return index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 80% of the risk of an all equity portfolio.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class B shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
American Funds AMCAP Fund (Class R-6)	12.1
American Funds Fundamental Investors Fund (Class R-6)	11.1
American Funds Growth Fund (Class 1)	11.0
American Funds International Growth and Income Fund (Class 1)	10.1
American Funds Growth-Income Fund (Class 1)	10.0
American Funds Blue Chip Income and Growth Fund (Class 1)	10.0
American Funds American Mutual Fund (Class R-6)	10.0
American Funds International Fund (Class 1)	8.1
American Funds Global Small Capitalization Fund (Class 1)	5.0
American Funds Bond Fund (Class 1)	3.9

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	64.1
International Developed Market Equities	18.2
Global Equities	5.0
Investment Grade Fixed Income	4.9
Emerging Market Equities	3.0
High Yield Fixed Income	2.9
Global Fixed Income	2.0

BHFTI-3

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds Growth Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B (a)	Actual	0.74%	$1,000.00	$1,143.70	$3.93
	Hypothetical*	0.74%	$1,000.00	$1,021.13	$3.71

Class C (a)	Actual	1.04%	$1,000.00	$1,141.30	$5.52
	Hypothetical*	1.04%	$1,000.00	$1,019.64	$5.21

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	11,176,820	$364,923,164
American Funds American Mutual Fund (Class R-6)	7,207,683	300,848,690
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	23,864,798	300,935,106
American Funds Bond Fund (Class 1)	10,642,458	118,344,134
American Funds Fundamental Investors Fund (Class R-6)	5,634,933	334,038,817
American Funds Global Bond Fund (Class 1) (a)	4,941,990	59,699,240
American Funds Global Small Capitalization Fund (Class 1) (a)	6,183,661	151,685,207
American Funds Growth Fund (Class 1)	4,575,728	333,433,301
American Funds Growth-Income Fund (Class 1)	6,402,830	302,789,843
American Funds High-Income Bond Fund (Class 1) (a)	8,779,832	88,939,693
American Funds International Fund (Class 1)	12,337,035	243,656,441
American Funds International Growth and Income Fund (Class 1) (a)	17,530,536	304,330,106

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	3,802,028	91,324,704
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	2,361,493	29,400,590

Total Mutual Funds (Cost $2,678,148,419)		3,024,349,036

Total Investments—100.1% (Cost $2,678,148,419)		3,024,349,036
Other assets and liabilities (net)—(0.1)%		(1,732,567)

Net Assets—100.0%		$3,022,616,469

(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,024,349,036	$—	$—	$3,024,349,036
Total Investments	$3,024,349,036	$—	$—	$3,024,349,036

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a)	$2,118,759,684
Affiliated investments at value (b)	905,589,352
Receivable for:
Investments sold	1,146,411
Affiliated investments sold	408,498
Fund shares sold	254,288

Total Assets	3,026,158,233
Liabilities
Payables for:
Fund shares redeemed	1,809,197
Accrued Expenses:
Management fees	152,558
Distribution and service fees	1,332,823
Deferred trustees’ fees	138,821
Other expenses	108,365

Total Liabilities	3,541,764

Net Assets	$3,022,616,469

Net Assets Consist of:
Paid in surplus	$2,530,919,646
Distributable earnings (Accumulated losses)	491,696,823

Net Assets	$3,022,616,469

Net Assets
Class B	$26,044,838
Class C	2,996,571,631
Capital Shares Outstanding*
Class B	2,791,077
Class C	324,180,363
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.33
Class C	9.24

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,825,366,997.
(b)	Identified cost of affiliated investments was $852,781,422.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$8,883,710
Dividends from affiliated investments	4,097,464

Total investment income	12,981,174
Expenses
Management fees	923,116
Administration fees	15,120
Custodian and accounting fees	14,033
Distribution and service fees—Class B	31,101
Distribution and service fees—Class C	8,040,301
Audit and tax services	15,979
Legal	22,463
Trustees’ fees and expenses	31,323
Shareholder reporting	28,255
Insurance	10,204
Miscellaneous	11,892

Total expenses	9,143,787

Net Investment Income	3,837,387

Net Realized and Unrealized Gain
Net realized gain on:
Investments	31,178,094
Affiliated investments	7,115,184
Capital gain distributions from Underlying Portfolios	79,142,334
Capital gain distributions from affiliated investments	36,029,901

Net realized gain	153,465,513

Net change in unrealized appreciation on:
Investments	166,886,407
Affiliated investments	63,031,422

Net change in unrealized appreciation	229,917,829

Net realized and unrealized gain	383,383,342

Net Increase in Net Assets From Operations	$387,220,729

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$3,837,387	$36,245,018
Net realized gain	153,465,513	269,958,916
Net change in unrealized appreciation (depreciation)	229,917,829	(469,433,202)

Increase (decrease) in net assets from operations	387,220,729	(163,229,268)

From Distributions to Shareholders
Class B	(2,638,865)	(1,787,308)
Class C	(298,522,932)	(218,788,538)

Total distributions	(301,161,797)	(220,575,846)

Increase (decrease) in net assets from capital share transactions	160,229,498	(79,900,929)

Total increase (decrease) in net assets	246,288,430	(463,706,043)

Net Assets
Beginning of period	2,776,328,039	3,240,034,082

End of period	$3,022,616,469	$2,776,328,039

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	91,231	$899,748	222,938	$2,269,708
Reinvestments	289,349	2,638,865	177,489	1,787,308
Redemptions	(105,617)	(1,052,640)	(242,500)	(2,482,472)

Net increase	274,963	$2,485,973	157,927	$1,574,544

Class C
Sales	4,555,769	$44,554,294	11,771,139	$119,641,349
Reinvestments	33,059,018	298,522,932	21,922,699	218,788,538
Redemptions	(19,003,535)	(185,333,701)	(41,567,818)	(419,905,360)

Net increase (decrease)	18,611,252	$157,743,525	(7,873,980)	$(81,475,473)

Increase (decrease) derived from capital shares transactions		$160,229,498		$(79,900,929)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.10		$10.36	$9.23	$9.57	$10.43	$11.76

Income (Loss) from Investment Operations
Net investment income (a)	0.03		0.15	0.14	0.13	0.13	0.18
Net realized and unrealized gain (loss)	1.25		(0.65)	1.78	0.68	(0.14)	0.47

Total income (loss) from investment operations	1.28		(0.50)	1.92	0.81	(0.01)	0.65

Less Distributions
Distributions from net investment income	(0.20)		(0.16)	(0.15)	(0.16)	(0.17)	(0.16)
Distributions from net realized capital gains	(0.85)		(0.60)	(0.64)	(0.99)	(0.68)	(1.82)

Total distributions	(1.05)		(0.76)	(0.79)	(1.15)	(0.85)	(1.98)

Net Asset Value, End of Period	$9.33		$9.10	$10.36	$9.23	$9.57	$10.43

Total Return (%) (b)	14.37	(c)	(5.52)	21.71	9.28	(0.51)	6.72

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32	(e)	0.32	0.32	0.32	0.32	0.32
Ratio of net investment income to average net assets (%) (f)	0.57	(e)	1.50	1.44	1.43	1.28	1.67
Portfolio turnover rate (%)	5	(c)	8	7	9	8	9
Net assets, end of period (in millions)	$26.0		$22.9	$24.4	$20.1	$19.3	$17.5

	Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.01		$10.26	$9.15	$9.49	$10.34	$11.67

Income (Loss) from Investment Operations
Net investment income (a)	0.01		0.12	0.11	0.11	0.09	0.14
Net realized and unrealized gain (loss)	1.24		(0.64)	1.77	0.67	(0.12)	0.47

Total income (loss) from investment operations	1.25		(0.52)	1.88	0.78	(0.03)	0.61

Less Distributions
Distributions from net investment income	(0.17)		(0.13)	(0.13)	(0.13)	(0.14)	(0.12)
Distributions from net realized capital gains	(0.85)		(0.60)	(0.64)	(0.99)	(0.68)	(1.82)

Total distributions	(1.02)		(0.73)	(0.77)	(1.12)	(0.82)	(1.94)

Net Asset Value, End of Period	$9.24		$9.01	$10.26	$9.15	$9.49	$10.34

Total Return (%) (b)	14.13	(c)	(5.77)	21.34	8.96	(0.76)	6.39

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.62	(e)	0.62	0.62	0.62	0.62	0.62
Ratio of net investment income to average net assets (%) (f)	0.26	(e)	1.14	1.10	1.19	0.92	1.29
Portfolio turnover rate (%)	5	(c)	8	7	9	8	9
Net assets, end of period (in millions)	$2,996.6		$2,753.4	$3,215.6	$2,844.4	$2,816.9	$2,999.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is American Funds Growth Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B and C shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying Portfolios are valued at their closing daily NAV. The NAV of the Portfolio is calculated based on the NAVs of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectus of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-9

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

3. Certain Risks

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$135,437,254	$0	$157,309,300

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$923,116	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

BHFTI-10

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class C shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.55% of average daily net assets in the case of Class C shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2019 is as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation	Ending Value as of June 30, 2019
American Funds Blue Chip Income and Growth Fund (Class 1)	$276,986,273	$24,855,293	$(7,065,726)	$1,731,252	$4,428,014	$300,935,106
American Funds Global Bond Fund (Class 1)	56,099,234	2,507,455	(2,153,257)	(110,242)	3,356,050	59,699,240
American Funds Global Small Capitalization Fund (Class 1)	134,736,525	9,408,517	(10,121,017)	4,806,781	12,854,401	151,685,207
American Funds High-Income Bond Fund (Class 1)	83,772,022	1,408,452	(3,210,218)	(490,283)	7,459,720	88,939,693
American Funds International Growth and Income Fund (Class 1)**	279,193,195	4,538,535	(15,512,537)	1,177,676	34,933,237	304,330,106

	$830,787,249	$42,718,252	$(38,062,755)	$7,115,184	$63,031,422	$905,589,352

**	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Affiliated Underlying Portfolio as of June 30, 2019. The most recent Annual Report of the Affiliated Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2019
American Funds Blue Chip Income and Growth Fund (Class 1)	$23,413,290	$1,301,346	23,864,798
American Funds Global Bond Fund (Class 1)	—	447,810	4,941,990
American Funds Global Small Capitalization Fund (Class 1)	9,236,043	116,964	6,183,661
American Funds High-Income Bond Fund (Class 1)	—	1,088,199	8,779,832
American Funds International Growth and Income Fund (Class 1)**	3,380,568	1,143,145	17,530,536

	$36,029,901	$4,097,464

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-11

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$2,689,315,244

Gross unrealized appreciation	351,803,684
Gross unrealized depreciation	(16,769,892)

Net unrealized appreciation (depreciation)	$335,033,792

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$38,186,387	$38,324,280	$182,389,459	$195,921,716	$220,575,846	$234,245,996

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$50,053,772	$250,601,691	$105,115,963	$—	$405,771,426

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-12

Brighthouse Funds Trust I

American Funds Growth Portfolio

For the six months ended June 30, 2019, the American Funds Growth Portfolio had a return of 16.42% for Class C versus 18.54% for its benchmark, the S&P 500 Index1.

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
American Funds Growth Portfolio
Class C	16.42	5.62	12.07	14.72
S&P 500 Index	18.54	10.42	10.71	14.70

1 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a marketweighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

BHFTI-1

Brighthouse Funds Trust I

American Funds Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class C (a)	Actual	0.91%	$1,000.00	$1,164.20	$4.88
	Hypothetical*	0.91%	$1,000.00	$1,020.28	$4.56

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Master Fund in which it invests.

BHFTI-2

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,144,909,685)	16,965,204	$1,236,254,402

Total Investments—100.1% (Cost $1,144,909,685)		1,236,254,402
Other assets and liabilities (net)—(0.1)%		(791,189)

Net Assets—100.0%		$1,235,463,213

(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of the Master Fund.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,236,254,402	$—	$—	$1,236,254,402
Total Investments	$1,236,254,402	$—	$—	$1,236,254,402

See accompanying notes to financial statements.

BHFTI-3

Brighthouse Funds Trust I

American Funds Growth Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Affiliated investments at value (a)	$1,236,254,402
Receivable for:
Affiliated investments sold	109,584
Fund shares sold	420,042

Total Assets	1,236,784,028
Liabilities
Payables for:
Fund shares redeemed	529,627
Accrued Expenses:
Distribution and service fees	543,760
Deferred trustees’ fees	138,821
Other expenses	108,607

Total Liabilities	1,320,815

Net Assets	$1,235,463,213

Net Assets Consist of:
Paid in surplus	$1,003,164,867
Distributable earnings (Accumulated losses)	232,298,346

Net Assets	$1,235,463,213

Net Assets
Class C	$1,235,463,213
Capital Shares Outstanding*
Class C	130,713,826
Net Asset Value, Offering Price and Redemption Price Per Share
Class C	$9.45

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $1,144,909,685.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends from Master Fund	$2,962,546

Total investment income	2,962,546
Expenses
Administration fees	15,120
Custodian and accounting fees	14,033
Distribution and service fees—Class C	3,292,983
Audit and tax services	15,979
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	27,713
Insurance	3,959
Miscellaneous	6,968

Total expenses	3,430,542

Net Investment Loss	(467,996)

Net Realized and Unrealized Gain
Net realized gain on:
Investments	15,457,515
Capital gain distributions from Master Fund	127,927,452

Net realized gain	143,384,967

Net change in unrealized appreciation on affiliated investments	36,931,638

Net realized and unrealized gain	180,316,605

Net Increase in Net Assets From Operations	$179,848,609

See accompanying notes to financial statements.

BHFTI-4

Brighthouse Funds Trust I

American Funds Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(467,996)	$1,335,525
Net realized gain	143,384,967	183,851,637
Net change in unrealized appreciation (depreciation)	36,931,638	(180,640,007)

Increase in net assets from operations	179,848,609	4,547,155

From Distributions to Shareholders
Class C	(184,995,345)	(176,388,729)

Total distributions	(184,995,345)	(176,388,729)

Increase in net assets from capital share transactions	147,407,520	32,702,066

Total increase (decrease) in net assets	142,260,784	(139,139,508)

Net Assets
Beginning of period	1,093,202,429	1,232,341,937

End of period	$1,235,463,213	$1,093,202,429

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class C
Sales	4,756,526	$49,290,531	8,927,574	$96,870,308
Reinvestments	20,108,190	184,995,345	16,408,254	176,388,729
Redemptions	(8,180,715)	(86,878,356)	(21,386,262)	(240,556,971)

Net increase	16,684,001	$147,407,520	3,949,566	$32,702,066

Increase derived from capital shares transactions		$147,407,520		$32,702,066

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

American Funds Growth Portfolio

Financial Highlights

Selected per share data
	Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.59		$11.19	$9.82	$12.11	$12.58	$12.46

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00	) (b)	0.01	0.02	0.05	0.03	0.11
Net realized and unrealized gain	1.53		0.12	2.58	0.78	0.80	0.82

Total income (loss) from investment operations	1.53		0.13	2.60	0.83	0.83	0.93

Less Distributions
Distributions from net investment income	(0.05)		(0.05)	(0.05)	(0.04)	(0.12)	(0.07)
Distributions from net realized capital gains	(1.62)		(1.68)	(1.18)	(3.08)	(1.18)	(0.74)

Total distributions	(1.67)		(1.73)	(1.23)	(3.12)	(1.30)	(0.81)

Net Asset Value, End of Period	$9.45		$9.59	$11.19	$9.82	$12.11	$12.58

Total Return (%) (c)	16.42	(d)	(0.50)	27.90	9.10	6.49	8.18

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.57	(f)	0.57	0.57	0.57	0.57	0.57
Ratio of net investment income (loss) to average net assets (%)	(0.08	)(f)	0.11	0.16	0.45	0.28	0.89
Portfolio turnover rate (%)	4	(d)	12	11	10	10	9
Net assets, end of period (in millions)	$1,235.5		$1,093.2	$1,232.3	$1,104.3	$1,088.1	$1,108.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Master Fund in which the Portfolio invests.
(f)	Computed on an annualized basis.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

American Funds Growth Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is American Funds Growth Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class C shares are currently offered by the Portfolio.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the Growth Fund (the “Master Fund”), a fund of the American Funds Insurance Series (“AFIS”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the Master Fund accompany the Portfolio’s financial statements and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2019, the Portfolio owned approximately 4.70% of the Master Fund.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Master Fund are valued at its closing daily NAV. The NAV of the Portfolio is calculated based on the NAV of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the Notes to Financial Statements for the Master Fund.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

BHFTI-7

Brighthouse Funds Trust I

American Funds Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

3. Certain Risks

In the normal course of business, the Master Fund invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Master Fund may be exposed to counterparty risk, or the risk that an entity with which the Master Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Master Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Master Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Master Fund in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investments in the Master Fund for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$143,300,643	$0	$53,371,833

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - The Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Adviser currently receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at the annual rate of 0.750% of average daily net assets.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class C shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.55% of average daily net assets in the case of Class C shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

BHFTI-8

Brighthouse Funds Trust I

American Funds Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Under the terms of the Class C distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class C shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Master Fund

A summary of the Portfolio’s transactions in the securities of the Master Fund during the six months ended June 30, 2019 is as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Realized Gain	Change in Unrealized Appreciation	Ending Value as of June 30, 2019	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held June 30, 2019
American Funds Growth Fund (Class 1)	$1,093,936,439	$143,300,643	$(53,371,833)	$15,457,515	$36,931,638	$1,236,254,402	$127,927,452	$2,962,546	16,965,204

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,146,285,065

Gross unrealized appreciation	91,344,717
Gross unrealized depreciation	(1,375,380)

Net unrealized appreciation (depreciation)	$89,969,337

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$4,789,295	$4,765,972	$171,599,434	$125,398,026	$176,388,729	$130,163,998

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$5,129,319	$179,402,021	$53,037,699	$—	$237,569,039

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-9

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B and C shares of the American Funds Moderate Allocation Portfolio returned 10.43% and 10.21%, respectively. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 12.03%.

MARKET ENVIRONMENT / CONDITIONS

A mid-term election, a hawkish Federal Reserve (the “Fed”) and uncertainty about the direction of the global economy had investors on edge and led to a nerve-racking finish to 2018, with the S&P 500 Index delivering the worst quarterly return since 2011 in the fourth quarter. However, with election results essentially as predicted (Republicans retaining their Senate majority and Democrats seizing control of the House) and with economic news being no worse than what was already priced into the market, the stage was set for equities to reach even higher.

That catalyst for continued equity growth turned out to be a significant change in Fed rhetoric, which changed from “interest rates might be a long way from normal” in October of 2018, to a “slower pace of rate increases” in January of 2019, and ended with a June statement implying an interest rate cut if economic conditions (including the U.S.-China trade war), warranted it. The Fed stance was not without issues though. It is one of those peculiar times where bad economic news may be perversely good for equities and vice versa, as market participants hope for a cut in interest rates which, in turn, stimulate equities. For instance, concerns about a slowing global economy and the escalating trade war between the U.S. and China (which precipitated a market drop of 7% during the month of May), completely reversed after the Fed’s June statement, which signaled upcoming potential interest rate cuts exactly because of slowing economic growth. One interesting development was new research indicating that the long-term historical relationship between inflation and unemployment has changed (low unemployment is expected to lead to upwards wage pressure which then leads to inflation). As a result, the Fed now believes that the level of unemployment causing inflation is permanently lower than it was in the past—meaning, the Fed doesn’t need to raise interest rates (to combat inflation) as early in the cycle as expected.

The global economy is still seeing moderate economic growth, although the pace is slowing, according to IMF, Fed and ECB statements earlier this year. The central theme from all three organizations was the ongoing trade war, as increasing levels of tariffs between countries slows down trade and, consequently, global growth. Another concern is the (still unresolved) issue of Brexit (the U.K.’s decision to leave the European Union) and its impact on growth in Europe. After years of negotiations between the U.K. and the E.U., the two parties are yet to come to an agreement that the government in the U.K. will accept. The failure to come to an agreement led to numerous votes of confidence (a vote showing whether a majority continues to support the policy of a leader) and resulted in U.K. Prime Minister Theresa May’s resignation. After the end of the period, she was replaced by U.S.-born Boris Johnson, a controversial figure in British politics. Johnson, who was Mayor of London from 2008-2016, as well as a long-time E.U.-skeptic, is now the central figure in a change of leadership that reduces the already slim chances of an orderly Brexit occurring.

Meanwhile in the U.S., unemployment sits at 3.7%, near 50-year lows, and is trending downwards. This bodes well for continued consumer spending strength (consumption drives almost 70% of the U.S. economy). Additionally, the housing market is showing signs of improvement after experiencing headwinds in 2018, the result of too many years of above-average increases in home prices and rising mortgage rates as both price increases and mortgage rates have attenuated in 2019. Consequently, the economy is expected to extend its already existing record for the longest expansion in history (GDP has been growing for the past 121 consecutive months), with growth expected to come in at a moderate pace of 2.5% for the year.

Backed by these and other robust economic stats along with a “dovish” Fed, investors realized above-average returns across most asset classes. The S&P 500 Index was up 18.5% during the first six months of the year and had its best half-year since 1997. Foreign Developed and Emerging Markets equities did well too, coming in at 14.0% and 10.6% respectively, as measured by the MSCI EAFE and MSCI Emerging Markets indices. Fixed income did outstanding as well, with Emerging Market bonds, High Yield bonds and Investment Grade bonds all delivering around 10% for the period, helped by a large appetite for risk and falling rates. Asia credit returns, which are an important driver of the Emerging Markets bond index, had their best first half-year on record, and U.S. High Yield bonds had their best first half in 10 years. As a result, if history is any guide, it is reasonable to expect smaller gains for the remainder of the year (and possibly increased levels of volatility), as uncertainty regarding central bank guidelines, trade wars and a general sense of geopolitical instability conspires to potentially slow the global economy.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The American Funds Moderate Allocation Portfolio invested all its assets in funds of the American Funds Insurance Series (AFIS) and American Funds retail mutual funds to maintain a broad asset allocation of approximately 50% to fixed income and 50% to equities.

Over the six-month period, the Portfolio underperformed the Dow Jones Moderate Index. The Portfolio primarily underperformed due to its strategic 10% overweight to fixed income vs. the benchmark, but also suffered from underlying fixed income and domestic equity fund underperformance.

Contribution from the domestic equity funds to relative performance was negative for the period, with all six funds underperforming their respective benchmarks. The weakest performer was the American Funds IS Blue Chip Income and Growth Fund, which underperformed its benchmark by 7.4%. The fund suffered from its

BHFTI-1

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*—(Continued)

security selection within the Healthcare, Technology, Consumer Discretionary and Consumer Staples sectors, as well as an almost 5% allocation to Cash, and an overweight to Healthcare. The American Funds American Mutual Fund underperformed its benchmark by 6% for the period. By far the biggest detractor from performance was the fund’s more than 12% allocation to Cash, but security selection within the Healthcare, Communications, Technology and Financials sectors weighed on returns as well. Relatively, the best performing domestic equity fund was the American Funds IS Growth Fund, which underperformed its benchmark by 1.7%. The fund benefitted from its growth profile versus its core benchmark, but security selection within the Healthcare, Consumer Discretionary, Consumer Staples and Financials sectors pulled the relative performance into negative territory.

The international equity funds generally helped relative returns. The strongest performer was the American Funds IS Global Small Cap Fund, which outperformed its benchmark by 5.3%. Despite a drag from the fund’s 9% allocation to Cash, the relative performance was pulled into positive territory by strong security selection within the Technology, Industrials, Healthcare, Financials and Real Estate sectors. Another strong performer was the American Funds IS New World Fund, which outperformed its benchmark by 3.0%. The main driver of outperformance was security selection, particularly within the Technology, Consumer Staples, Financials, Industrials and Healthcare sectors.

Contribution from fixed income was positive over the six-month period. The strongest performer was the American Funds IS Global Bond Fund, which outperformed its benchmark by 1.0%. The fund’s off-benchmark allocation to Greek government bonds was the most significant contributor to relative return, but an overweight to Mexican sovereign bonds and the Mexican peso abetted returns as well. The American Funds IS Bond Fund also had a good period, outperforming its benchmark by 0.7%. The main drivers of return were favorable duration management (as interest rates dropped), security selection within the Industrials and Utilities sectors, and exposure to bonds issued by the State of Illinois and Portugal.

Investment Committee

Brighthouse Investment Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
American Funds Moderate Allocation Portfolio
Class B	10.43	6.11	5.54	8.27
Class C	10.21	5.76	5.22	7.94
Dow Jones Moderate Index	12.03	5.72	5.32	8.71

1 The Dow Jones Moderate Index is a total return index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class B shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	20.0
American Funds Bond Fund (Class 1)	19.0
American Funds American Mutual Fund (Class R-6)	9.0
American Funds Growth-Income Fund (Class 1)	8.0
American Funds Blue Chip Income and Growth Fund (Class 1)	7.9
American Funds International Growth and Income Fund (Class 1)	6.0
American Funds International Fund (Class 1)	5.0
American Funds AMCAP Fund (Class R-6)	5.0
American Funds Growth Fund (Class 1)	5.0
American Funds Fundamental Investors Fund (Class R-6)	5.0

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	40.0
Investment Grade Fixed Income	39.0
International Developed Market Equities	11.1
High Yield Fixed Income	5.0
Global Fixed Income	3.0
Emerging Market Equities	1.0
Global Equities	1.0

BHFTI-3

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds Moderate Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B (a)	Actual	0.73%	$1,000.00	$1,104.30	$3.81
	Hypothetical*	0.73%	$1,000.00	$1,021.18	$3.66

Class C (a)	Actual	1.03%	$1,000.00	$1,102.10	$5.37
	Hypothetical*	1.03%	$1,000.00	$1,019.69	$5.16

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	3,998,965	$130,566,218
American Funds American Mutual Fund (Class R-6)	5,614,780	234,360,933
American Funds Blue Chip Income and Growth Fund (Class 1)	16,298,069	205,518,649
American Funds Bond Fund (Class 1) (a)	44,490,376	494,732,986
American Funds Fundamental Investors Fund (Class R-6)	2,194,841	130,110,186
American Funds Global Bond Fund (Class 1) (a)	6,475,390	78,222,713
American Funds Global Small Capitalization Fund (Class 1)	1,066,686	26,165,814
American Funds Growth Fund (Class 1)	1,787,394	130,247,382
American Funds Growth-Income Fund (Class 1)	4,417,110	208,885,124
American Funds High-Income Bond Fund (Class 1) (a)	12,816,186	129,827,968
American Funds International Fund (Class 1)	6,613,637	130,619,322
American Funds International Growth and Income Fund (Class 1) (a)	9,043,454	156,994,355

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	1,089,710	26,174,839
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	41,705,631	519,235,110

Total Mutual Funds (Cost $2,439,613,588)		2,601,661,599

Total Investments—100.1% (Cost $2,439,613,588)		2,601,661,599
Other assets and liabilities (net)—(0.1)%		(1,549,076)

Net Assets—100.0%		$2,600,112,523

(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,601,661,599	$—	$—	$2,601,661,599
Total Investments	$2,601,661,599	$—	$—	$2,601,661,599

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a)	$1,222,648,467
Affiliated investments at value (b)	1,379,013,132
Receivable for:
Investments sold	546,349
Affiliated investments sold	329,389
Fund shares sold	236,858

Total Assets	2,602,774,195
Liabilities
Payables for:
Fund shares redeemed	1,112,595
Accrued Expenses:
Management fees	136,365
Distribution and service fees	1,157,851
Deferred trustees’ fees	138,821
Other expenses	116,040

Total Liabilities	2,661,672

Net Assets	$2,600,112,523

Net Assets Consist of:
Paid in surplus	$2,358,995,718
Distributable earnings (Accumulated losses)	241,116,805

Net Assets	$2,600,112,523

Net Assets
Class B	$12,896,927
Class C	2,587,215,596
Capital Shares Outstanding*
Class B	1,359,008
Class C	273,698,025
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.49
Class C	9.45

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,073,172,941.
(b)	Identified cost of affiliated investments was $1,366,440,647.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$5,715,891
Dividends from affiliated investments	7,685,929

Total investment income	13,401,820
Expenses
Management fees	825,316
Administration fees	15,120
Custodian and accounting fees	14,033
Distribution and service fees—Class B	15,445
Distribution and service fees—Class C	6,998,952
Audit and tax services	15,979
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	31,408
Insurance	8,758
Miscellaneous	11,161

Total expenses	7,989,959

Net Investment Income	5,411,861

Net Realized and Unrealized Gain
Net realized gain on:
Investments	16,722,102
Affiliated investments	358,894
Capital gain distributions from Underlying Portfolios	57,807,139
Capital gain distributions from affiliated investments	1,745,775

Net realized gain	76,633,910

Net change in unrealized appreciation on:
Investments	82,568,849
Affiliated investments	85,066,006

Net change in unrealized appreciation	167,634,855

Net realized and unrealized gain	244,268,765

Net Increase in Net Assets From Operations	$249,680,626

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$5,411,861	$42,735,363
Net realized gain	76,633,910	152,089,182
Net change in unrealized appreciation (depreciation)	167,634,855	(279,575,433)

Increase (decrease) in net assets from operations	249,680,626	(84,750,888)

From Distributions to Shareholders
Class B	(999,559)	(862,353)
Class C	(194,518,940)	(179,647,231)

Total distributions	(195,518,499)	(180,509,584)

Increase (decrease) in net assets from capital share transactions	54,676,644	(178,617,169)

Total increase (decrease) in net assets	108,838,771	(443,877,641)

Net Assets
Beginning of period	2,491,273,752	2,935,151,393

End of period	$2,600,112,523	$2,491,273,752

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	44,656	$439,131	126,028	$1,280,082
Reinvestments	107,019	999,559	88,175	862,353
Redemptions	(59,264)	(582,775)	(106,970)	(1,053,417)

Net increase	92,411	$855,915	107,233	$1,089,018

Class C
Sales	2,636,553	$25,766,773	4,294,384	$42,682,846
Reinvestments	20,916,015	194,518,940	18,444,274	179,647,231
Redemptions	(16,985,355)	(166,464,984)	(40,320,285)	(402,036,264)

Net increase (decrease)	6,567,213	$53,820,729	(17,581,627)	$(179,706,187)

Increase (decrease) derived from capital shares transactions		$54,676,644		$(178,617,169)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.33		$10.33	$9.73	$9.93	$10.61	$11.14

Income (Loss) from Investment Operations
Net investment income (a)	0.04		0.19	0.18	0.17	0.17	0.21
Net realized and unrealized gain (loss)	0.92		(0.49)	1.09	0.52	(0.18)	0.44

Total income (loss) from investment operations	0.96		(0.30)	1.27	0.69	(0.01)	0.65

Less Distributions
Distributions from net investment income	(0.23)		(0.21)	(0.22)	(0.23)	(0.20)	(0.20)
Distributions from net realized capital gains	(0.57)		(0.49)	(0.45)	(0.66)	(0.47)	(0.98)

Total distributions	(0.80)		(0.70)	(0.67)	(0.89)	(0.67)	(1.18)

Net Asset Value, End of Period	$9.49		$9.33	$10.33	$9.73	$9.93	$10.61

Total Return (%) (b)	10.43	(c)	(3.14)	13.37	7.25	(0.36)	6.44

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.33	(e)	0.32	0.32	0.32	0.32	0.32
Ratio of net investment income to average net assets (%) (f)	0.74	(e)	1.93	1.74	1.78	1.62	1.97
Portfolio turnover rate (%)	3	(c)	5	5	8	8	5
Net assets, end of period (in millions)	$12.9		$11.8	$12.0	$10.1	$9.2	$8.6

	Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.28		$10.27	$9.68	$9.87	$10.55	$11.08

Income (Loss) from Investment Operations
Net investment income (a)	0.02		0.15	0.13	0.13	0.13	0.15
Net realized and unrealized gain (loss)	0.92		(0.47)	1.09	0.53	(0.18)	0.47

Total income (loss) from investment operations	0.94		(0.32)	1.22	0.66	(0.05)	0.62

Less Distributions
Distributions from net investment income	(0.20)		(0.18)	(0.18)	(0.19)	(0.16)	(0.17)
Distributions from net realized capital gains	(0.57)		(0.49)	(0.45)	(0.66)	(0.47)	(0.98)

Total distributions	(0.77)		(0.67)	(0.63)	(0.85)	(0.63)	(1.15)

Net Asset Value, End of Period	$9.45		$9.28	$10.27	$9.68	$9.87	$10.55

Total Return (%) (b)	10.21	(c)	(3.41)	12.96	7.01	(0.73)	6.09

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.63	(e)	0.62	0.62	0.62	0.62	0.62
Ratio of net investment income to average net assets (%) (f)	0.42	(e)	1.54	1.34	1.38	1.22	1.42
Portfolio turnover rate (%)	3	(c)	5	5	8	8	5
Net assets, end of period (in millions)	$2,587.2		$2,479.5	$2,923.2	$2,875.5	$2,849.6	$3,118.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is American Funds Moderate Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B and C shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying Portfolios are valued at their closing daily NAV. The NAV of the Portfolio is calculated based on the NAVs of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectus of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-9

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

3. Certain Risks

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$74,449,305	$0	$150,308,257

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$825,316	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

BHFTI-10

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class C shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.55% of average daily net assets in the case of Class C shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2019 is as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation	Ending Value as of June 30, 2019
American Funds Bond Fund (Class 1)	$495,639,296	$2,853,154	$(33,516,931)	$655,561	$29,101,906	$494,732,986
American Funds Global Bond Fund (Class 1)	78,654,774	605,440	(5,429,090)	(136,129)	4,527,718	78,222,713
American Funds High-Income Bond Fund (Class 1)	125,997,059	1,598,368	(8,281,803)	(821,980)	11,336,324	129,827,968
American Funds International Growth and Income Fund (Class 1)	146,758,533	2,403,272	(11,192,947)	865,076	18,160,421	156,994,355
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)*	523,224,196	2,219,186	(27,944,275)	(203,634)	21,939,637	519,235,110

	$1,370,273,858	$9,679,420	$(86,365,046)	$358,894	$85,066,006	$1,379,013,132

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Affiliated Underlying Portfolio as of June 30, 2019. The most recent Annual Report of the Affiliated Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2019
American Funds Bond Fund (Class 1)	$—	$2,783,543	44,490,376
American Funds Global Bond Fund (Class 1)	—	592,944	6,475,390
American Funds High-Income Bond Fund (Class 1)	—	1,593,258	12,816,186
American Funds International Growth and Income Fund (Class 1)	1,745,775	590,337	9,043,454
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)*	—	2,125,847	41,705,631

	$1,745,775	$7,685,929

BHFTI-11

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$2,441,918,843

Gross unrealized appreciation	174,898,392
Gross unrealized depreciation	(15,155,636)

Net unrealized appreciation (depreciation)	$159,742,756

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$47,648,971	$51,885,708	$132,860,613	$127,062,009	$180,509,584	$178,947,717

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$50,720,437	$144,259,876	$(7,892,099)	$—	$187,088,214

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-12

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Managed by AQR Capital Management, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B shares of the AQR Global Risk Balanced Portfolio returned 14.73%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 12.03%.

MARKET ENVIRONMENT / CONDITIONS

2019 began with a change in short-term guidance by the Federal Reserve (the “Fed”), much to the relief of financial markets. Appearing with former Chairmans Bernanke and Yellen on January 4th, Powell acknowledged that the hawkishness he presented in 2018 might no longer be justified, stating that “there is no preset path for policy” and “we will be patient as we watch to see how the economy evolves.” Officials voted unanimously to leave policy on hold, and most meeting participants forecasted no additional rate hikes in the remainder of the year. The shift in tone from the Fed had a powerful impact on markets: Global equities and credit kicked off the year with impressive gains despite still-unresolved concerns. Data largely remained downbeat, particularly in Europe and China, and there were signs that the U.S. economy had decelerated as well. Trade tensions between the U.S. and China lingered as the two sides agreed to a “truce” while negotiations took place. Continued uncertainty over Brexit (U.K. referendum to leave the European Union) cast a shadow over the European outlook. Reassurance that the Fed would be careful not to hike the economy into recession seemed to trump these negatives, helping risky assets to one of their best quarters in recent memory. Sovereign bonds, which had delivered strong gains in late 2018 on risk aversion and growth concerns, continued to rally on dovish policy guidance.

Despite a positive first quarter gross domestic product (“GDP”) growth reading in the U.S. and positive March growth numbers in China, global growth data generally pointed to weakness over the course of the second quarter. Trade data slowed notably in the U.S. and China, pointing to a meaningful impact from tariffs and other trade barriers. In response to signs of slower growth, heightened uncertainty due to trade tensions, and persistently low inflation, monetary policy guidance shifted in a dovish direction across a number of countries. After signaling a patient approach towards future rate hikes in the first quarter, the Fed fully pivoted towards an easing bias over the course of the second quarter. Negative growth news and dovish central bank shifts led to strong gains across major fixed income markets in the quarter. The more dovish monetary policy outlook also provided support to emerging market currencies outside of East Asia, with gains in the Mexican peso, Brazilian real, South African rand, and others. Pessimism towards global growth contributed to weakness in commodity prices over the course of the quarter as well, particularly base metals. Crude oil sold off through much of the quarter before rebounding on geopolitical concerns.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The AQR Global Risk Balanced Portfolio is a globally diversified asset-allocation portfolio. The Portfolio seeks to take equal risk in three primary areas: equity risk, nominal interest rate risk, and inflation risk. The Portfolio diversifies by risk rather than dollars and targets equal risk contributions from each source. Diversifying by risk means creating a portfolio where each asset class is expected to matter about the same amount, not where each is allocated the same number of dollars. To target equal risk weighting, low-risk assets are given higher dollar allocations than high-risk assets, which are given lower dollar allocations. In this way, each asset class is expected to contribute meaningfully to the size and variability of portfolio returns.

The Portfolio is moderately levered through investments in equity, fixed income, and commodity futures and swaps to target an annualized volatility of up to 10%. The portfolio management process adjusts exposures to each of the three risk categories using proprietary risk-forecasting models. The process seeks to realize a steady risk contribution from each of the Portfolio’s three categories and for the Portfolio as a whole. Our objective is to keep the Portfolio diversified not only across asset classes, but also through time so no single period has a disproportionate impact on the Portfolio’s long-term results. We believe that our research has shown that targeting a steady level of risk and maintaining a consistently diversified portfolio may help manage risk during periods of market stress and improve long-term risk-adjusted returns.

Equities were broadly higher in the first half of 2019, boosted by more dovish than expected developed market central banks, increased stimulus measures being announced by China and reduced tensions between the U.S. and China in trade negotiations. Nominal bonds were also positively affected by dovish central bank rhetoric and were additive to returns. Inflation-sensitive assets also contributed to the Portfolio; broadly, commodities gains were strong over the period, led by energy markets on an easing of global growth concerns, oil production cuts, and geopolitical tensions between the U.S. and both Iran and Venezuela. Inflation-linked bonds appreciated in sympathy with nominal bonds.

AQR’s systematic portfolio management process dynamically adjusts position sizes to counter changes in the volatility of the underlying assets. The Portfolio entered 2019 with a total market exposure of 224%. As of June 30th, the Portfolio’s exposures were 45% equities, 120% nominal bonds, 36% inflation-linked bonds, and 34% commodities, for a total Portfolio exposure of 235%.

The Portfolio uses futures, swaps on futures, and index swaps to gain most of its market exposures. Futures are used to gain exposure to

BHFTI-1

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Managed by AQR Capital Management, LLC

Portfolio Manager Commentary*—(Continued)

equities, nominal interest rates, and commodities. Index swaps are also used to gain exposure to commodity markets. Swaps on futures are used when holding limits, local regulations, or asset coverage rules restrict investment in futures. The Portfolio does not use derivatives to gain exposure to global inflation-linked bonds, but instead holds cash bonds. Currency hedges are used to minimize currency exposures gained from non-U.S. investments. Derivatives performed as expected over the period.

Brian Hurst

John Huss

Michael Mendelson

Yao Hua Ooi

Portfolio Managers

AQR Capital Management, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[2]
AQR Global Risk Balanced Portfolio
Class B	14.73	8.06	1.62	3.60
Dow Jones Moderate Index	12.03	5.72	5.32	6.33

1 The Dow Jones Moderate Index is a total return index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 Inception date of the Class B shares is 5/2/2011. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Exposures by Asset Class*

% of Net Assets
Global Developed Bonds	119.6
Global Inflation-Linked Bonds	36.0
Global Developed Equities	35.8
Commodities	33.9
Global Emerging Equities	5.1
U.S. Mid Cap Equities	2.3
U.S. Small Cap Equities	2.1

*	The percentages noted above are based on the notional amounts by asset class as a percentage of net assets.

BHFTI-3

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

AQR Global Risk Balanced Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B (a)	Actual	0.89%	$1,000.00	$1,147.30	$4.74
	Hypothetical*	0.89%	$1,000.00	$1,020.38	$4.46

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Foreign Government—21.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—21.2%
Deutsche Bundesrepublik Inflation Linked Bonds 0.100%, 04/15/23 (EUR) (a)	103,346,820	$123,751,069
0.100%, 04/15/26 (EUR) (a)	94,471,552	117,963,593
France Government Bond OAT 0.100%, 03/01/25 (EUR) (a)	34,592,373	42,002,142
0.100%, 03/01/28 (EUR) (a)	22,608,344	28,036,887
0.250%, 07/25/24 (EUR) (a)	38,335,196	47,056,439
0.700%, 07/25/30 (144A) (EUR) (a)	17,100,982	22,951,170
1.850%, 07/25/27 (EUR) (a)	29,761,156	42,336,152
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/24 (GBP) (a)	113,850,636	164,104,664
0.125%, 03/22/26 (GBP) (a)	77,646,456	117,704,885

Total Foreign Government (Cost $719,199,253)		705,907,001

U.S. Treasury & Government Agencies—20.9%

U.S. Treasury—20.9%
U.S. Treasury Inflation Indexed Notes 0.125%, 07/15/26 (a)	39,476,347	39,210,104
0.375%, 01/15/27 (a)	36,808,657	37,063,224
0.375%, 07/15/27 (a)	51,650,525	52,130,668
0.500%, 04/15/24 (a)	159,748,418	161,742,582
0.500%, 01/15/28 (a)	48,673,652	49,470,878
0.625%, 04/15/23 (a)	199,586,519	201,936,259
0.750%, 07/15/28 (a)	75,587,026	78,757,056
0.875%, 01/15/29 (a)	71,479,203	75,246,604

Total U.S. Treasury & Government Agencies (Cost $667,975,127)		695,557,375

Short-Term Investments—53.6%

Mutual Funds—33.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.238% (b)	266,041,076	266,041,076
Dreyfus Treasury Cash Management Fund, Institutional Class, 2.218% (b)	259,980,156	259,980,156
State Street Institutional Liquid Reserves Fund, Institutional Class, 2.366% (b) (c)	64,945,401	64,958,390
State Street Institutional Treasury Plus Money Market Fund, Class I, 2.256% (b)	209,598,380	209,598,380
UBS Select Treasury Preferred Fund, Institutional Class, 2.270% (b)	296,571,632	296,571,632

		1,097,149,634

U.S. Treasury—20.6%
U.S. Treasury Bills 2.030%, 12/26/19 (d)	22,649,000	$22,419,894
2.130%, 12/19/19 (d)	47,851,000	47,386,130
2.140%, 12/12/19 (d)	10,662,000	10,562,842
2.181%, 12/05/19 (d)	18,075,000	17,915,572
2.258%, 11/29/19 (d) (e)	31,588,000	31,315,857
2.330%, 11/07/19 (d)	44,925,000	44,594,586
2.330%, 11/14/19 (d)	44,925,000	44,577,463
2.340%, 11/21/19 (d)	44,925,000	44,559,173
2.395%, 07/05/19 (d)	45,000,000	44,990,275
2.395%, 10/10/19 (d)	1,727,000	1,716,892
2.412%, 08/01/19 (d)	37,491,000	37,425,867
2.414%, 07/18/19 (d)	46,940,000	46,895,114
2.415%, 09/26/19 (d)	11,850,000	11,790,649
2.416%, 07/25/19 (d)	37,491,000	37,442,324
2.421%, 07/11/19 (d)	54,998,000	54,968,334
2.426%, 08/08/19 (d)	37,491,000	37,410,269
2.445%, 08/22/19 (d)	45,000,000	44,865,206
2.450%, 08/15/19 (d) (e)	47,832,000	47,708,384
2.450%, 09/19/19 (d)	17,183,000	17,103,825
2.455%, 08/29/19 (d)	41,433,000	41,290,571

		686,939,227

Total Short-Term Investments (Cost $1,783,721,772)		1,784,088,861

Total Investments—95.7% (Cost $3,170,896,152)		3,185,553,237
Other assets and liabilities (net)—4.3%		143,114,084

Net Assets—100.0%		$3,328,667,321

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of June 30, 2019.
(c)	All or a portion of the security was pledged as collateral against open OTC swap contracts. As of June 30, 2019, the market value of securities pledged was $64,952,257.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2019, the market value of securities pledged was $2,627,100.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $22,951,170, which is 0.7% of net assets.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	11,733	CBNA	09/18/19	USD	11,733	$370
CHF	11,733	CBNA	09/18/19	USD	11,776	327
CHF	11,733	CBNA	09/18/19	USD	11,769	335
CHF	11,733	CBNA	09/18/19	USD	11,821	283
CHF	11,733	CBNA	09/18/19	USD	11,788	315
CHF	11,733	CBNA	09/18/19	USD	11,786	317
CHF	11,733	CBNA	09/18/19	USD	11,755	349
CHF	11,733	CBNA	09/18/19	USD	11,798	305
CHF	11,733	CBNA	09/18/19	USD	11,882	221
CHF	11,733	CBNA	09/18/19	USD	11,912	191
CHF	11,734	CBNA	09/18/19	USD	11,965	139
CHF	11,734	CBNA	09/18/19	USD	11,933	172
CHF	11,734	CBNA	09/18/19	USD	11,918	186
CHF	11,734	CBNA	09/18/19	USD	11,947	157
CHF	11,734	CBNA	09/18/19	USD	11,944	160
EUR	993,594	CBNA	09/18/19	USD	1,120,868	15,855
EUR	1,031,202	CBNA	09/18/19	USD	1,176,628	3,121
EUR	1,078,769	CBNA	09/18/19	USD	1,229,211	4,957
EUR	1,117,134	CBNA	09/18/19	USD	1,269,669	8,390
EUR	1,117,135	CBNA	09/18/19	USD	1,274,859	3,201
EUR	1,164,702	CBNA	09/18/19	USD	1,322,852	9,628
EUR	1,289,001	CBNA	09/18/19	USD	1,470,290	4,394
EUR	1,289,002	CBNA	09/18/19	USD	1,462,756	11,929
EUR	1,289,002	CBNA	09/18/19	USD	1,469,171	5,514
EUR	1,336,569	CBNA	09/18/19	USD	1,517,913	11,191
EUR	2,577,244	CBNA	09/18/19	USD	2,906,369	42,132
EUR	3,570,838	CBNA	09/18/19	USD	4,019,190	66,034
EUR	3,570,838	CBNA	09/18/19	USD	4,012,619	72,605
EUR	3,570,838	CBNA	09/18/19	USD	4,035,105	50,119
EUR	3,570,838	CBNA	09/18/19	USD	4,034,102	51,122
EUR	3,570,838	CBNA	09/18/19	USD	4,017,529	67,695
EUR	3,570,838	CBNA	09/18/19	USD	4,011,419	73,804
EUR	3,570,838	CBNA	09/18/19	USD	4,016,522	68,702
EUR	3,570,838	CBNA	09/18/19	USD	4,034,859	50,365
EUR	3,570,838	CBNA	09/18/19	USD	4,050,577	34,646
EUR	3,570,838	CBNA	09/18/19	USD	4,054,666	30,558
HKD	5,782,375	CBNA	09/18/19	USD	738,615	1,859
HKD	5,782,375	CBNA	09/18/19	USD	738,691	1,783
HKD	5,782,375	CBNA	09/18/19	USD	738,116	2,358
HKD	5,782,375	CBNA	09/18/19	USD	738,026	2,447
HKD	5,782,375	CBNA	09/18/19	USD	737,969	2,504
HKD	5,782,375	CBNA	09/18/19	USD	737,924	2,549
HKD	5,782,375	CBNA	09/18/19	USD	737,871	2,603
HKD	5,782,375	CBNA	09/18/19	USD	737,871	2,603

Contracts to Deliver
CAD	35,929	CBNA	09/18/19	USD	26,695	$(780)
CAD	35,929	CBNA	09/18/19	USD	26,635	(840)
CAD	35,929	CBNA	09/18/19	USD	26,698	(778)
CAD	35,929	CBNA	09/18/19	USD	26,798	(677)
CAD	35,929	CBNA	09/18/19	USD	26,925	(550)
CAD	35,929	CBNA	09/18/19	USD	26,913	(562)
CAD	35,929	CBNA	09/18/19	USD	27,060	(415)
CAD	35,929	CBNA	09/18/19	USD	27,136	(339)
CAD	35,928	CBNA	09/18/19	USD	26,874	(601)
CAD	35,928	CBNA	09/18/19	USD	26,744	(730)
CAD	35,928	CBNA	09/18/19	USD	26,782	(692)
CAD	35,928	CBNA	09/18/19	USD	26,744	(730)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	35,928	CBNA	09/18/19	USD	26,694	$(781)
CAD	11,498	CBNA	09/18/19	USD	8,611	(181)
CAD	11,497	CBNA	09/18/19	USD	8,612	(180)
CAD	7,185	CBNA	09/18/19	USD	5,379	(116)
CAD	5,748	CBNA	09/18/19	USD	4,305	(90)
EUR	29,793,162	CBNA	09/18/19	USD	33,766,667	(318,256)
EUR	29,793,162	CBNA	09/18/19	USD	33,845,767	(239,157)
EUR	29,793,162	CBNA	09/18/19	USD	33,793,012	(291,911)
EUR	29,793,161	CBNA	09/18/19	USD	33,538,862	(546,061)
EUR	29,793,161	CBNA	09/18/19	USD	33,522,871	(562,052)
EUR	29,793,161	CBNA	09/18/19	USD	33,659,144	(425,779)
EUR	29,793,161	CBNA	09/18/19	USD	33,656,177	(428,746)
EUR	29,793,161	CBNA	09/18/19	USD	33,521,838	(563,085)
EUR	29,793,161	CBNA	09/18/19	USD	33,471,746	(613,177)
EUR	29,793,161	CBNA	09/18/19	USD	33,504,334	(580,588)
EUR	29,793,161	CBNA	09/18/19	USD	33,635,302	(449,620)
EUR	27,903,912	CBNA	09/18/19	USD	31,463,453	(460,071)
EUR	15,219,097	CBNA	09/18/19	USD	17,289,590	(121,847)
EUR	12,682,445	CBNA	09/18/19	USD	14,455,080	(54,296)
EUR	4,566,543	CBNA	09/18/19	USD	5,201,773	(22,590)
EUR	4,426,039	CBNA	09/18/19	USD	5,026,602	(37,016)
EUR	4,426,022	CBNA	09/18/19	USD	5,043,243	(20,356)
EUR	4,312,793	CBNA	09/18/19	USD	4,913,272	(20,787)
EUR	3,805,538	CBNA	09/18/19	USD	4,340,607	(13,126)
EUR	3,805,359	CBNA	09/18/19	USD	4,337,138	(16,390)
EUR	3,298,159	CBNA	09/18/19	USD	3,763,716	(9,549)
EUR	3,044,329	CBNA	09/18/19	USD	3,473,316	(9,554)
EUR	1,889,249	CBNA	09/18/19	USD	2,131,159	(30,240)
GBP	15,381,893	CBNA	09/18/19	USD	19,619,531	17,553
GBP	15,381,893	CBNA	09/18/19	USD	19,546,209	(55,769)
GBP	15,381,893	CBNA	09/18/19	USD	19,517,411	(84,567)
GBP	15,381,893	CBNA	09/18/19	USD	19,447,624	(154,354)
GBP	15,381,893	CBNA	09/18/19	USD	19,521,615	(80,363)
GBP	15,381,893	CBNA	09/18/19	USD	19,594,637	(7,341)
GBP	15,381,893	CBNA	09/18/19	USD	19,669,537	67,559
GBP	15,381,893	CBNA	09/18/19	USD	19,652,174	50,196
GBP	15,381,893	CBNA	09/18/19	USD	19,697,765	95,787
GBP	15,381,893	CBNA	09/18/19	USD	19,604,957	2,979
GBP	15,381,892	CBNA	09/18/19	USD	19,555,867	(46,109)
GBP	15,381,892	CBNA	09/18/19	USD	19,601,733	(244)
GBP	15,381,891	CBNA	09/18/19	USD	19,640,678	38,703
GBP	12,337,698	CBNA	09/18/19	USD	15,718,292	(4,304)
GBP	5,910,000	CBNA	09/18/19	USD	7,509,685	(21,748)
GBP	3,044,193	CBNA	09/18/19	USD	3,876,257	(3,123)
HKD	19,560,000	CBNA	09/18/19	USD	2,498,454	(6,340)
HKD	17,931,000	CBNA	09/18/19	USD	2,288,169	(8,020)
HKD	12,971,000	CBNA	09/18/19	USD	1,655,353	(5,674)
HKD	7,668,000	CBNA	09/18/19	USD	978,412	(3,528)
JPY	5,410,625	CBNA	09/18/19	USD	49,426	(1,044)
JPY	5,410,625	CBNA	09/18/19	USD	49,478	(991)
JPY	5,410,625	CBNA	09/18/19	USD	49,817	(652)
JPY	5,410,625	CBNA	09/18/19	USD	49,840	(629)
JPY	5,410,625	CBNA	09/18/19	USD	49,804	(665)
JPY	5,410,625	CBNA	09/18/19	USD	50,439	(30)
JPY	5,410,625	CBNA	09/18/19	USD	50,532	63
JPY	5,410,625	CBNA	09/18/19	USD	50,257	(212)

Net Unrealized Depreciation						$(5,347,668)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	08/21/19	5	USD	224,094	$(919)
Aluminum Futures	08/30/19	7	USD	314,431	1,514
Amsterdam AEX Index Futures	07/19/19	58	EUR	6,506,788	40,754
Australian 10 Year Treasury Bond Futures	09/16/19	1,030	AUD	147,959,634	848,562
CAC 40 Index Futures	07/19/19	377	EUR	20,859,410	250,209
Canada Government Bond 10 Year Futures	09/19/19	1,163	CAD	166,227,590	1,654,673
Copper Futures	09/26/19	304	USD	20,622,600	91,065
Cotton No. 2 Futures	12/06/19	22	USD	726,880	5,534
DAX Index Futures	09/20/19	52	EUR	16,104,400	286,517
Euro STOXX 50 Index Futures	09/20/19	1,532	EUR	53,099,120	1,012,309
Euro-Bund 10 Year Futures	09/06/19	4,580	EUR	791,149,200	11,513,430
FTSE 100 Index Futures	09/20/19	737	GBP	54,309,530	348,245
FTSE JSE Top 40 Index Futures	09/19/19	363	ZAR	190,328,160	(110,320)
FTSE MIB Index Futures	09/20/19	40	EUR	4,231,200	65,738
Hang Seng China Enterprises Index Futures	07/30/19	120	HKD	65,010,000	70,855
Hang Seng Index Futures	07/30/19	27	HKD	38,481,750	50,741
IBEX 35 Index Futures	07/19/19	59	EUR	5,412,070	33,935
Japanese Government 10 Year Bond Futures	09/12/19	237	JPY	36,462,450,000	864,250
KOSPI 200 Index Futures	09/11/19	409	KRW	28,466,400,000	589,949
LME Nickel Futures	09/18/19	115	USD	8,766,450	438,739
LME Primary Aluminums	09/18/19	266	USD	11,971,663	33,117
LME Zinc Futures	09/18/19	142	USD	8,878,550	(110,469)
Lean Hogs Futures	08/14/19	205	USD	6,232,000	(608,687)
Live Cattle Futures	08/30/19	22	USD	918,280	(28,729)
MSCI Taiwan Index Futures	07/30/19	609	USD	23,537,850	68,501
Nickel Futures	08/21/19	3	USD	228,168	11,439
Nickel Futures	08/30/19	3	USD	228,350	10,001
Russell 2000 Index E-Mini Futures	09/20/19	875	USD	68,560,625	1,447,130
S&P 500 Index E-Mini Futures	09/20/19	5,227	USD	769,466,670	12,870,436
S&P Midcap 400 Index E-Mini Futures	09/20/19	399	USD	77,805,000	1,609,009
S&P TSX 60 Index Futures	09/19/19	282	CAD	55,142,280	197,415
SGX CNX Nifty Index Futures	07/25/19	762	USD	18,041,112	82,056
SPI 200 Index Futures	09/19/19	257	AUD	42,141,575	236,643
Soybean Futures	11/14/19	80	USD	3,692,000	110,172
Soybean Meal Futures	12/13/19	293	USD	9,460,970	(12,205)
Soybean Oil Futures	12/13/19	190	USD	3,286,620	82,689
Sugar No. 11 Futures	09/30/19	478	USD	6,756,243	(83,084)
TOPIX Index Futures	09/12/19	680	JPY	10,546,800,000	(98,766)
U.S. Treasury Note 10 Year Futures	09/19/19	8,635	USD	1,105,010,156	22,856,776
United Kingdom Long Gilt Bond Futures	09/26/19	860	GBP	112,058,000	1,297,009
Wheat Futures	09/13/19	10	USD	263,625	4,909
Zinc Futures	08/21/19	5	USD	313,375	(8,765)
Zinc Futures	08/30/19	3	USD	187,689	(2,445)

Futures Contracts—Short
Aluminum Futures	08/21/19	(5)	USD	(224,094)	548
Aluminum Futures	08/30/19	(7)	USD	(314,431)	(1,099)
LME Nickel Futures	09/18/19	(3)	USD	(228,690)	(10,025)
LME Primary Aluminums	09/18/19	(7)	USD	(315,044)	(1,067)
LME Zinc Futures	09/18/19	(3)	USD	(187,575)	1,416
Nickel Futures	08/21/19	(3)	USD	(228,168)	(11,619)
Nickel Futures	08/30/19	(3)	USD	(228,350)	(10,819)
Zinc Futures	08/21/19	(5)	USD	(313,375)	8,520
Zinc Futures	08/30/19	(3)	USD	(187,689)	1,992

Net Unrealized Appreciation					$57,997,779

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
07/30/19	CBNA	Brent Crude Futures	USD	8,112,120	$563,040	$—	$563,040
07/30/19	MLI	Brent Crude Futures	USD	13,113,400	935,180	—	935,180
09/19/19	BOA	Canada Government Bond 10 Year Futures	CAD	2,398,679	23,772	—	23,772
08/09/19	CBNA	Coffee “C” Futures	USD	495,308	38,261	—	38,261
08/09/19	MLI	Coffee “C” Futures	USD	6,230,728	459,403	—	459,403
07/05/19	MLI	Commodity Excess-Return Index (a)	USD	824,279,095	27,280,667	—	27,280,667
08/23/19	CBNA	Corn No. 2 Futures	USD	629,128	(13,241)	—	(13,241)
08/23/19	MLI	Corn No. 2 Futures	USD	17,689,641	(359,841)	—	(359,841)
11/08/19	CBNA	Cotton No. 2 Futures	USD	1,541,655	11,225	—	11,225
11/08/19	MLI	Cotton No. 2 Futures	USD	1,216,425	6,055	—	6,055
07/19/19	CBNA	Crude Oil Futures	USD	10,399,040	1,061,080	—	1,061,080
07/19/19	MLI	Crude Oil Futures	USD	12,388,580	1,293,400	—	1,293,400
09/06/19	BOA	Euro Bund Futures	EUR	2,049,474	26,615	—	26,615
07/31/19	CBNA	Gold 100 oz. Futures	USD	24,405,090	2,455,210	—	2,455,210
07/31/19	MLI	Gold 100 oz. Futures	USD	8,991,160	904,740	—	904,740
07/30/19	GSI	Hang Seng China Enterprises Index Futures	HKD	198,714,227	221,882	—	221,882
07/30/19	MLI	Hang Seng China Enterprises Index Futures	HKD	281,578,726	363,560	—	363,560
07/30/19	GSI	Hang Seng Index Futures	HKD	12,699,795	16,316	—	16,316
07/30/19	MLI	Hang Seng Index Futures	HKD	77,444,846	120,832	—	120,832
08/14/19	MLI	Ibovespa Futures	BRL	64,304,242	412,247	—	412,247
09/12/19	BOA	Japanese Government 10 Year Bond Futures	JPY	10,897,213,600	242,419	—	242,419
08/23/19	CBNA	KC Hard Red Winter Wheat Futures	USD	2,592,178	(53,928)	—	(53,928)
08/23/19	MLI	KC Hard Red Winter Wheat Futures	USD	730,775	(15,450)	—	(15,450)
08/02/19	MLI	Live Cattle Futures	USD	8,844,028	(287,328)	—	(287,328)
09/26/19	BOA	Long Gilt Futures	GBP	39,123,332	454,093	—	454,093
08/09/19	CBNA	Low Sulphur Gas Oil Futures	USD	4,701,233	317,767	—	317,767
08/09/19	MLI	Low Sulphur Gas Oil Futures	USD	2,685,000	183,000	—	183,000
07/30/19	CBNA	NY Harbor ULSD Futures	USD	5,416,848	366,443	—	366,443
07/30/19	MLI	NY Harbor ULSD Futures	USD	685,276	47,817	—	47,817
07/29/19	CBNA	Natural Gas Futures	USD	8,086,920	(170,480)	—	(170,480)
07/29/19	MLI	Natural Gas Futures	USD	10,649,000	(216,840)	—	(216,840)
09/11/19	MLI	PI 200 Index Futures	KRW	964,364,223	8,692	—	8,692
07/30/19	CBNA	RBOB Gasoline Futures	USD	3,597,930	384,931	—	384,931
07/30/19	MLI	RBOB Gasoline Futures	USD	4,385,119	473,970	—	473,970
08/30/19	CBNA	Silver Futures	USD	6,735,253	14,788	—	14,788
08/30/19	MLI	Silver Futures	USD	3,600,305	4,830	—	4,830
10/25/19	CBNA	Soybean Futures	USD	12,258,827	570,872	—	570,872
11/22/19	CBNA	Soybean Oil Futures	USD	5,206,437	121,347	—	121,347
09/16/19	CBNA	Sugar No. 11 Futures	USD	1,451,346	(23,772)	—	(23,772)
09/16/19	MLI	Sugar No. 11 Futures	USD	459,906	(7,605)	—	(7,605)
09/20/19	MLI	Swiss Market Index Futures	CHF	37,450,890	(9,721)	—	(9,721)
09/19/19	BOA	U.S. Treasury Note 10 Year Futures	USD	944,200,614	18,892,198	—	18,892,198
08/23/19	CBNA	Wheat Futures	USD	8,444,849	70,239	—	70,239

Totals					$57,188,685	$—	$57,188,685

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Swap Agreements—(Continued)

(a) The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Merrill Lynch International, as of June 30, 2019:

Futures Contracts—Long	Notional Value	Component Weighting
Gold 100 oz.	$106,249,758	13.0%
WTI Crude	72,689,309	8.8%
Brent Crude	65,655,313	8.0%
Copper Comex	59,635,144	7.2%
Natural Gas	52,429,051	6.4%
Corn No. 2 Yellow	51,846,307	6.3%
Soybeans	47,645,939	5.8%
LME Primary Aluminum	33,349,279	4.0%
Silver	29,975,895	3.6%
Live Cattle	27,437,269	3.3%
Soybean Meal	27,323,689	3.3%
Wheat	25,373,313	3.1%
Zinc	25,343,730	3.1%
RBOB Gasoline	24,874,378	3.0%
Sugar No. 11	24,869,582	3.0%
Soybean Oil	24,853,959	3.0%
LME Primary Nickel	24,472,829	3.0%
Low Sulphur Gasoil	22,964,794	2.8%
Coffee “C”	20,902,661	2.5%
Heating Oil	18,799,108	2.3%
Lean Hogs	17,978,414	2.2%
Cotton No. 2	10,209,493	1.2%
KC Hard Red Winter Wheat	9,399,881	1.1%

	$824,279,095	100%

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSI)—	Goldman Sachs International
(MLI)—	Merrill Lynch International

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(USD)—	United States Dollar
(ZAR)—	South African Rand

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$705,907,001	$—	$705,907,001
Total U.S. Treasury & Government Agencies*	—	695,557,375	—	695,557,375
Total Short-Term Investments*	1,097,149,634	686,939,227	—	1,784,088,861
Total Investments	$1,097,149,634	$2,088,403,603	$—	$3,185,553,237

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$981,335	$—	$981,335
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,329,003)	—	(6,329,003)
Total Forward Contracts	$—	$(5,347,668)	$—	$(5,347,668)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$59,096,797	$—	$—	$59,096,797
Futures Contracts (Unrealized Depreciation)	(1,099,018)	—	—	(1,099,018)
Total Futures Contracts	$57,997,779	$—	$—	$57,997,779
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$58,346,891	$—	$58,346,891
OTC Swap Contracts at Value (Liabilities)	—	(1,158,206)	—	(1,158,206)
Total OTC Swap Contracts	$—	$57,188,685	$—	$57,188,685

*	See Consolidated Schedule of Investments for additional detailed categorizations.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a)	$3,185,553,237
Cash	10,620,000
Cash denominated in foreign currencies (b)	8,399,111
Cash collateral (c)	121,398,151
OTC swap contracts at market value	58,346,891
Unrealized appreciation on forward foreign currency exchange contracts	981,335
Receivable for:
Fund shares sold	5,890
Dividends and interest	4,125,002
Variation margin on futures contracts	14,488,426

Total Assets	3,403,918,043
Liabilities
OTC swap contracts at market value	1,158,206
Cash collateral for OTC swap contracts	54,618,931
Unrealized depreciation on forward foreign currency exchange contracts	6,329,003
Payables for:
OTC swap contracts	8,091,922
Fund shares redeemed	1,664,679
Interest on OTC swap contracts	131,885
Accrued Expenses:
Management fees	1,634,617
Distribution and service fees	671,738
Deferred trustees’ fees	123,656
Other expenses	826,085

Total Liabilities	75,250,722

Net Assets	$3,328,667,321

Net Assets Consist of:
Paid in surplus	$3,106,721,887
Distributable earnings (Accumulated losses)	221,945,434

Net Assets	$3,328,667,321

Net Assets
Class B	$3,328,667,321
Capital Shares Outstanding*
Class B	376,491,803
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.84

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $3,170,896,152.
(b)	Identified cost of cash denominated in foreign currencies was $8,353,410.
(c)	Includes collateral of $97,388,151 for futures contracts and $24,010,000 for OTC swap contracts and forward foreign currency exchange contracts.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$962,718
Interest	30,006,161

Total investment income	30,968,879
Expenses
Management fees	9,885,588
Administration fees	87,564
Custodian and accounting fees	278,217
Distribution and service fees—Class B	4,015,685
Audit and tax services	52,954
Legal	25,067
Trustees’ fees and expenses	31,324
Shareholder reporting	74,391
Insurance	11,421
Miscellaneous	14,145

Total expenses	14,476,356
Less management fee waiver	(111,038)

Net expenses	14,365,318

Net Investment Income	16,603,561

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	(8,032,077)
Futures contracts	223,163,599
Swap contracts	(4,747,966)
Foreign currency transactions	133,668
Forward foreign currency transactions	17,975,484

Net realized gain	228,492,708

Net change in unrealized appreciation (depreciation) on:
Investments	52,620,530
Futures contracts	57,198,785
Swap contracts	94,823,537
Foreign currency transactions	(275,093)
Forward foreign currency transactions	(5,332,885)

Net change in unrealized appreciation	199,034,874

Net realized and unrealized gain	427,527,582

Net Increase in Net Assets From Operations	$444,131,143

(a)	Net of foreign withholding taxes of $412,594.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$16,603,561	$37,698,429
Net realized gain (loss)	228,492,708	(97,453,263)
Net change in unrealized appreciation (depreciation)	199,034,874	(159,741,287)

Increase (decrease) in net assets from operations	444,131,143	(219,496,121)

From Distributions to Shareholders
Class B	(95,945,477)	(336,467,475)

Total distributions	(95,945,477)	(336,467,475)

Decrease in net assets from capital share transactions	(115,865,318)	(102,597,948)

Total increase (decrease) in net assets	232,320,348	(658,561,544)

Net Assets
Beginning of period	3,096,346,973	3,754,908,517

End of period	$3,328,667,321	$3,096,346,973

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	243,837	$2,092,325	754,462	$6,508,884
Reinvestments	11,195,505	95,945,477	39,677,768	336,467,475
Redemptions	(25,023,181)	(213,903,120)	(51,555,975)	(445,574,307)

Net decrease	(13,583,839)	$(115,865,318)	(11,123,745)	$(102,597,948)

Decrease derived from capital shares transactions		$(115,865,318)		$(102,597,948)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.94		$9.36	$9.12	$8.37	$10.88	$10.50

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04		0.09	0.03	(0.02)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	1.12		(0.62)	0.82	0.77	(0.79)	0.45

Total income (loss) from investment operations	1.16		(0.53)	0.85	0.75	(0.86)	0.43

Less Distributions
Distributions from net investment income	(0.26)		(0.04)	(0.16)	0.00	(0.59)	0.00
Distributions from net realized capital gains	0.00		(0.85)	(0.45)	0.00	(1.06)	(0.05)

Total distributions	(0.26)		(0.89)	(0.61)	0.00	(1.65)	(0.05)

Net Asset Value, End of Period	$8.84		$7.94	$9.36	$9.12	$8.37	$10.88

Total Return (%) (b)	14.73	(c)	(6.35)	9.80	8.96	(9.57)	4.00

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90	(d)	0.90	0.89	0.89	0.89	0.89
Gross ratio of expenses to average net assets excluding interest expense (%)	0.90	(d)	0.90	0.89	0.89	0.89	0.89
Net ratio of expenses to average net assets (%) (e)	0.89	(d)	0.89	0.88	0.88	0.88	0.87
Net ratio of expenses to average net assets excluding interest expense (%) (e)	0.89	(d)	0.89	0.88	0.88	0.88	0.87
Ratio of net investment income (loss) to average net assets (%)	1.03	(d)	1.08	0.29	(0.20)	(0.76)	(0.17)
Portfolio turnover rate (%)	51	(c)	26	32	54	122	30
Net assets, end of period (in millions)	$3,328.7		$3,096.3	$3,754.9	$3,809.0	$3,863.7	$4,762.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is AQR Global Risk Balanced Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—AQR Global Risk Balanced Portfolio, Ltd.

The Portfolio may invest up to 25% of its total assets in the AQR Global Risk Balanced Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained a private letter ruling from the Internal Revenue Service confirming that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio will constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes.

The Subsidiary’s inception date is April 19, 2011 and it invests primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity-related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by AQR Capital Management, LLC (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2019, the Portfolio held $330,267,428 in the Subsidiary, representing 9.7% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for

BHFTI-15

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-16

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the

BHFTI-17

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it. The Portfolio had no outstanding repurchase agreements at June 30, 2019.

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity futures, interest rate futures and commodity futures were used for investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

BHFTI-18

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Equity Swaps: Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked-to-market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

BHFTI-19

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	OTC swap contracts at market value (a)	$19,639,097
	Unrealized appreciation on futures contracts (b) (c)	39,034,700
Equity	OTC swap contracts at market value (a)	1,143,529	OTC swap contracts at market value (a)	$9,721
	Unrealized appreciation on futures contracts (b) (c)	19,260,442	Unrealized depreciation on futures contracts (b) (c)	209,086
Commodity	OTC swap contracts at market value (a)	37,564,265	OTC swap contracts at market value (a)	1,148,485
	Unrealized appreciation on futures contracts (b) (c)	801,655	Unrealized depreciation on futures contracts (b) (c)	889,932
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	981,335	Unrealized depreciation on forward foreign currency exchange contracts	6,329,003

Total		$118,425,023		$8,586,227

(a)	Excludes OTC swap interest payable of $131,885.
(b)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(c)	Financial instrument not subject to a master netting agreement.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America N.A.	$19,639,097	$—	$(19,387,888)	$251,209
Citibank N.A.	6,956,538	(6,590,424)	(366,114)	—
Goldman Sachs International	238,198	—	(238,198)	—
Merrill Lynch International	32,494,393	(896,785)	(31,597,608)	—

	$59,328,226	$(7,487,209)	$(51,589,808)	$251,209

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Citibank N.A.	$6,590,424	$(6,590,424)	$—	$—
Merrill Lynch International	896,785	(896,785)	—	—

	$7,487,209	$(7,487,209)	$—	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$17,975,484	$17,975,484
Futures contracts	120,628,019	105,211,837	(2,676,257)	—	223,163,599
Swap contracts	49,250,173	12,722,132	(66,720,271)	—	(4,747,966)

	$169,878,192	$117,933,969	$(69,396,528)	$17,975,484	$236,391,117

BHFTI-20

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(5,332,885)	$(5,332,885)
Futures contracts	(1,045,431)	55,884,519	2,359,697	—	57,198,785
Swap contracts	(4,329,386)	1,482,279	97,670,644	—	94,823,537

	$(5,374,817)	$57,366,798	$100,030,341	$(5,332,885)	$146,689,437

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$1,213,110,295
Futures contracts long	4,096,126,331
Futures contracts short	(28,369,999)
Swap contracts	2,328,750,019

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio

BHFTI-21

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$686,366,859	$69,222,916	$985,642,560	$4,503,264

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$9,885,588	0.675%	First $250 million
	0.650%	$250 million to $750 million
	0.625%	$750 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.010%	$1 billion to $3.5 billion
0.040%	Over $3.5 billion

BHFTI-22

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 were shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$3,193,376,886

Gross unrealized appreciation	152,869,829
Gross unrealized depreciation	(35,612,186)

Net unrealized appreciation (depreciation)	$117,257,643

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$210,025,507	$146,232,355	$126,441,968	$97,621,055	$336,467,475	$243,853,410

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$95,361,848	$—	$(95,068,751)	$(126,424,864)	$(126,131,767)

BHFTI-23

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had accumulated short-term capital losses of $90,275,907 and accumulated long-term capital losses of $36,148,957.

BHFTI-24

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B shares of the BlackRock Global Tactical Strategies Portfolio returned 13.89%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 12.03%.

MARKET ENVIRONMENT / CONDITIONS

Following a broad-based decline in late 2018, global markets recovered in the first half of the year, boosted by the possibility of a fresh round of interest rate cuts along with relative stability in the growth outlook for the latter half of the year. In the first quarter, U.S. economic growth held steady with unemployment near record lows and consumer and corporate sentiment trending upwards.

The U.S. earnings season further boosted investor sentiment as a majority of companies in the S&P 500 beat expectations. However, forward guidance was more cautious given concerns over increasing labor costs and tariffs. But subsequently, headwinds arose in the form of rising geopolitical risks along with mixed economic data. While outlooks for consumer demand and the level of employment remained relatively stable, manufacturing and export activity appeared to contract amid renewed uncertainty over global growth. With inflationary pressures trending lower, major central banks have signalled an intent to stimulate economic activity and lend support to a fledgling economic recovery hindered by the escalating U.S.-China trade dispute.

European markets also performed strongly over the period, buoyed by statements from the European Central Bank (“ECB”) to continue on a more accommodative path of forward policy. In the U.K., uncertainty over Brexit (U.K. referendum to exit the European Union) and selecting a new leader dominated market attention along with lingering worries over the pace of growth. Japanese equities rose modestly as the European Union-Japan Economic Partnership Agreement took effect. While growth was supported by relative stability in private spending and improvement in business conditions, weaker global trade flows weighed on the export-oriented island economy. Elsewhere, emerging markets (“EM”) also fared well despite a brief selloff in May, given more recent constructive developments on trade inducing a positive environment for risk assets. A dovish pivot in outlook from major central banks could also provide a tailwind for EM currencies as the year progresses given modest improvements in growth data.

In the bond markets, yields fell for much of the first half of 2019 as safe haven assets rallied in response to relatively weaker economic data and increased expectations of a fresh round of interest rate cuts. Core euro zone bond yields hit multi-year or all-time lows, with peripheral bond spreads also tightening on increased investor demand.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio’s assets are allocated across a diversified mix of asset classes. The volatility of the Portfolio is generally managed by rotating out of risky assets and into cash or other less risky assets during periods of market turbulence. The volatility control mechanism was triggered in January and the Portfolio was de-risked by selling exposure to equities. The volatility control trades detracted 76 basis points from performance during the six-month period ended June 30, 2019.

The Portfolio outperformed the Dow Jones Moderate Index over the six month period ended June 30, 2019. Performance relative to the Dow Jones Moderate Index was supported by our tactical overweight exposure in U.S. equities and duration positioning.

We began 2019 with overweights to U.S. and Japanese equities, to express our Global Reflation theme, and as markets rebounded strongly from December’s lows, we reduced risk on the theme by booking profits on the Japanese expression. Subsequently, in early April we reintroduced active risk to Global Reflation by initiating an underweight to U.S. 10-year bond futures. In our view, markets overreacted to the pause in rate hikes by the U.S. Federal Reserve (“Fed”) and notwithstanding the recent escalation in trade rhetoric, we expected the softness in the U.S. economy to prove transitory in nature and manufacturing to slowly pick up. Our leading indicators also suggest that the worst of the slowdown is behind us. Similarly in May, as Eurozone consumer and labor data appeared to stabilize and inflation appeared healthier than suggested in headline numbers, we decided to initiate an underweight to U.S. 30- year Treasury futures.

During the beginning of the year, we also introduced our theme of U.S. Macro Moderation expressed through overweight positions in both U.S. equities and U.S. bonds on the view that a moderation in growth and inflation measures would allow the Fed to adopt a more dovish tone in 2019. This scenario played out broadly in line with our expectations and, given the strong year-to-date returns to U.S. equities and bonds, in late June we trimmed some of that active exposure. While we believe that the U.S. economy remains in a state of moderation, the recent material easing in financial conditions increases the potential for some reacceleration over the second half of the year. The theme continues to be expressed with overweights to both U.S. equities and U.S. duration and was our largest contributor to active returns over the period.

We continued to have conviction in our theme of ECB Withdrawal and increased risk spend on the theme as the year progressed. Though the ECB’s policy stance became marginally more dovish in the weeks leading up to the end of June, market pricing of policy action implied even more dovish expectations than were delivered. We continue to expect that stronger growth and inflation data over the coming months will move pricing of ECB policy action in a hawkish direction, which leaves us comfortable with our current expression of ECB Withdrawal: an overweight to euro vs the US dollar. The theme was roughly flat during the period.

BHFTI-1

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary*—(Continued)

Lastly, we closed our overweight to the Australian dollar (held as an expression of our macro theme of Australian Convergence) towards the end of the period. With the escalation in trade tensions weighing on the export-oriented economy, expectations of a rate cut from the Reserve Bank of Australia (RBA) increased, leaving the theme with limited upside potential. The theme slightly detracted from performance during the period.

During the period, the Portfolio held derivatives, which positively impacted performance. As part of the Portfolio’s design, we use a 10-year interest rate swap to overlay 30% of total portfolio net asset value (“NAV”) in order to help dampen volatility. This position added to performance as interest rates fell; over the period, the 10-year U.S. Treasury rate fell from 2.68% to 2.00%. The Portfolio also employs derivatives to hedge and/or take outright views primarily through equity and bond futures. Over the six-month period ended June 30, 2019, the Portfolio used futures to access equity and currency exposures in the following markets: U.S., U.K, Germany, France, Italy, Spain, Sweden, Japan, Hong Kong, Singapore, Australia, Netherlands, and Europe. The Portfolio also used a total return swap on the MSCI Switzerland Index and the S&P GSCI Index to gain exposure to equities and commodities, respectively. In terms of fixed income, the Portfolio used U.S. Treasury futures to help adjust Portfolio duration according to our views.

Philip Green

Portfolio Manager

BlackRock Financial Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[2]
BlackRock Global Tactical Strategies Portfolio
Class B	13.89	6.50	4.59	5.42
Dow Jones Moderate Index	12.03	5.72	5.32	6.33

1 The Dow Jones Moderate Index is a total return index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 Inception date of the Class B shares is 5/2/2011. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
iShares Core MSCI EAFE ETF	20.1
Vanguard Total Bond Market ETF	17.6
iShares Core U.S. Aggregate Bond ETF	17.5
iShares Core S&P 500 ETF	6.0
Technology Select Sector SPDR Fund	4.0
Health Care Select Sector SPDR Fund	2.9
Financial Select Sector SPDR Fund	2.6
Real Estate Select Sector SPDR Fund	2.5
iShares Intermediate-Term Corporate Bond ETF	2.0
Industrial Select Sector SPDR Fund	1.9

Exposure by Asset Class

% of Net Assets
U.S. Large Cap Equities	28.9
Investment Grade Fixed Income	26.2
International Developed Market Equities	25.1
Commodities	4.0
U.S. Small Cap Equities	2.8
Real Estate Equities	2.5

BHFTI-3

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock Global Tactical Strategies Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B (a) (b)	Actual	0.88%	$1,000.00	$1,138.90	$4.67
	Hypothetical*	0.88%	$1,000.00	$1,020.43	$4.41

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.
(b)	The annualized expense ratio does not include the expenses of the Underlying ETFs in which the Portfolio invests.

BHFTI-4

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Mutual Funds—84.1% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—84.1%
Communication Services Select Sector SPDR Fund (a)	2,554,240	$125,719,693
Consumer Discretionary Select Sector SPDR Fund (a)	1,077,247	128,407,842
Consumer Staples Select Sector SPDR Fund (a)	1,280,867	74,379,947
Energy Select Sector SPDR Fund (a)	1,284,927	81,862,699
Financial Select Sector SPDR Fund (a)	6,321,768	174,480,797
Health Care Select Sector SPDR Fund (a)	2,105,896	195,090,205
Industrial Select Sector SPDR Fund (a)	1,685,945	130,525,862
iShares Core MSCI EAFE ETF (b)	21,956,606	1,348,135,608
iShares Core S&P 500 ETF (a) (b)	1,373,639	404,880,095
iShares Core U.S. Aggregate Bond ETF (a) (b)	10,559,135	1,175,759,682
iShares Intermediate-Term Corporate Bond ETF (a) (b)	2,356,907	134,225,854
Materials Select Sector SPDR Fund (a)	488,019	28,549,112
Real Estate Select Sector SPDR Fund (a)	4,474,114	164,513,172
Technology Select Sector SPDR Fund (a)	3,445,169	268,860,989
Utilities Select Sector SPDR Fund (a)	460,338	27,449,955
Vanguard Total Bond Market ETF	14,173,045	1,177,354,848

Total Mutual Funds (Cost $5,259,445,789)		5,640,196,360

Short-Term Investments—14.1%

Mutual Funds—2.3%
SSGA USD Liquidity Fund, D Shares, 2.364% (c)	154,537,079	154,537,079
SSGA USD Liquidity Fund, S2 Shares, 1.332% (c)	221,189	221,189

		154,758,268

Repurchase Agreement—11.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $791,122,576; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/15/22 - 03/15/22, and an aggregate market value of $806,868,176.	791,043,472	791,043,472

Total Short-Term Investments (Cost $945,801,740)		945,801,740

Securities Lending Reinvestments (d)—16.8%

Certificates of Deposit—11.8%
ABN AMRO Bank NV Zero Coupon, 07/05/19	5,947,395	5,997,180
Banco Del Estado De Chile New York 2.592%, 1M LIBOR + 0.180%, 10/09/19 (e)	9,000,000	9,001,269
Banco Santander S.A.
2.580%, 07/23/19	25,000,000	25,004,324
2.590%, 07/16/19	41,000,000	41,005,289
2.600%, 07/05/19	5,000,000	5,000,260
Bank of Montreal (Chicago) 2.590%, SOFR + 0.170%, 02/07/20 (e)	13,000,000	13,000,728

Certificates of Deposit—(Continued)
Bank of Nova Scotia
2.564%, 1M LIBOR + 0.170%, 05/15/20 (e)	17,000,000	16,998,453
2.564%, 1M LIBOR + 0.170%, 05/15/20 (e)	7,000,000	6,999,356
2.762%, 3M LIBOR + 0.170%, 01/09/20 (e)	10,000,000	10,007,770
Barclays Bank plc
2.950%, 08/02/19	20,000,000	20,010,520
3.000%, 09/19/19	18,364,876	18,024,138
BNP Paribas S.A. New York
2.534%, 1M LIBOR + 0.140%, 09/16/19 (e)	11,000,000	11,000,462
2.615%, 3M LIBOR + 0.050%, 11/06/19 (e)	15,000,000	15,005,520
Canadian Imperial Bank of Commerce 2.644%, 1M LIBOR + 0.250%, 10/15/19 (e)	12,000,000	12,003,948
Chiba Bank, Ltd. 2.540%, 08/20/19	9,500,000	9,502,565
China Construction Bank Corp.
2.600%, 09/05/19	4,000,000	4,000,888
2.670%, 07/18/19	15,000,000	15,002,310
Commonwealth Bank of Australia 2.569%, 1M LIBOR + 0.175%, 04/16/20 (e)	4,000,000	4,000,760
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (e)	21,000,000	21,010,626
Credit Industriel et Commercial 2.600%, 1M LIBOR + 0.160%, 01/03/20 (e)	20,000,000	20,003,220
Credit Suisse AG
2.561%, 1M LIBOR + 0.130%, 11/04/19 (e)	21,000,000	20,998,614
2.580%, 1M LIBOR + 0.140%, 10/02/19 (e)	34,000,000	34,000,136
DZ Bank AG New York Zero Coupon, 07/05/19	4,967,186	4,997,650
Industrial & Commercial Bank of China, Ltd.
2.630%, 08/28/19	17,000,000	17,005,576
2.660%, 07/15/19	25,000,000	25,002,925
2.670%, 08/01/19	4,000,000	4,000,864
KBC Bank NV
Zero Coupon, 10/25/19	19,740,000	19,852,694
2.610%, 07/02/19	9,000,000	9,000,000
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 07/17/19	21,856,355	21,972,500
Zero Coupon, 08/09/19	26,823,827	26,926,290
2.562%, 1M LIBOR + 0.150%, 09/11/19 (e)	10,000,000	10,000,670
Mizuho Bank, Ltd.
2.573%, 1M LIBOR + 0.160%, 09/12/19 (e)	15,000,000	15,003,870
2.672%, 3M LIBOR + 0.080%, 07/09/19 (e)	7,000,000	7,000,637
National Australia Bank, Ltd. 2.602%, 1M LIBOR + 0.190%, 04/08/20 (e)	15,000,000	15,003,450
Natixis New York
2.649%, 3M LIBOR + 0.070%, 11/01/19 (e)	10,000,000	10,002,380
2.747%, 3M LIBOR + 0.150%, 10/15/19 (e)	5,000,000	5,001,985
Norinchukin Bank, London Zero Coupon, 07/09/19	3,973,683	3,997,080
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (e)	19,500,000	19,505,636
Societe Generale 2.672%, 3M LIBOR + 0.080%, 07/09/19 (e)	7,000,000	7,000,756

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (e)	32,000,000	$32,001,152
2.660%, 08/23/19	15,000,000	15,006,945
Sumitomo Mitsui Banking Corp.
2.542%, 1M LIBOR + 0.130%, 12/09/19 (e)	10,000,000	10,000,490
2.553%, 1M LIBOR + 0.140%, 11/12/19 (e)	15,000,000	15,001,785
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/08/19	5,918,173	5,984,040
2.523%, 1M LIBOR + 0.140%, 11/20/19 (e)	5,000,000	5,000,500
2.564%, 1M LIBOR + 0.160%, 10/23/19 (e)	10,000,000	10,001,900
2.600%, 07/05/19	21,000,000	21,000,861
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	14,801,366	14,893,350
Svenska Handelsbanken AB 2.592%, 1M LIBOR + 0.180%, 06/05/20 (e)	10,000,000	10,001,900
Toronto-Dominion Bank 2.604%, 1M LIBOR + 0.210%, 09/17/19 (e)	5,500,000	5,501,958
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (e)	12,500,000	12,501,688
Wells Fargo Bank N.A.
2.721%, 3M LIBOR + 0.140%, 07/11/19 (e)	30,000,000	29,998,545
2.796%, 3M LIBOR + 0.210%, 10/25/19 (e)	30,000,000	30,023,790
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (e)	15,000,000	14,999,916

		790,772,119

Commercial Paper—3.3%
Agricultural Bank of China 2.610%, 08/14/19	9,436,635	9,470,712
Bank of China, Ltd.
2.640%, 09/09/19	4,967,000	4,973,620
2.670%, 07/16/19	24,833,125	24,967,575
China Construction Bank Corp.
2.650%, 07/26/19	19,870,445	19,959,660
2.660%, 07/19/19	14,898,033	14,977,275
2.685%, 07/03/19	6,953,013	6,997,466
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (e)	22,000,000	22,004,378
Industrial & Commercial Bank of China, Ltd. 2.610%, 08/20/19	14,899,950	14,944,590
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (e)	10,000,000	10,002,530
LMA S.A. & LMA Americas, Corp.
2.570%, 08/14/19	26,768,700	26,914,248
2.610%, 10/03/19	19,734,650	19,868,300
2.750%, 08/05/19	1,972,194	1,994,868
Royal Bank of Canada 2.757%, 3M LIBOR + 0.160%, 01/14/20 (e)	12,000,000	12,010,104
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (e)	10,000,000	10,009,750
Toyota Motor Credit Corp. 2.620%, 08/29/19	23,690,840	23,902,680

		222,997,756

Repurchase Agreements—1.3%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $552,322; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $563,260.	552,216	552,216
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $5,540,355; collateralized by various Common Stock with an aggregate market value of $6,050,000.	5,500,000	5,500,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $65,504,075; collateralized by various Common Stock with an aggregate market value of $71,517,706.	65,000,000	65,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.760%, due on 08/02/19 with a maturity value of $15,040,250; collateralized by various Common Stock with an aggregate market value of $16,500,001.	15,000,000	15,000,000

		86,052,216

Time Deposits—0.4%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	1,000,000
Royal Bank of Canada 2.500%, 07/01/19	7,000,000	7,000,000
United of Omaha Life Insurance 2.510%, 3M LIBOR + 0.100%, 08/02/19 (e)	17,000,000	17,000,000

		25,000,000

Total Securities Lending Reinvestments (Cost $1,124,634,758)		1,124,822,091

Total Investments—115.0% (Cost $7,329,882,287)		7,710,820,191
Other assets and liabilities (net)—(15.0)%		(1,008,510,172)

Net Assets—100.0%		$6,702,310,019

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $1,080,924,574 and the collateral received consisted of cash in the amount of $1,123,469,663. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer. (See Note 8 of the Notes to Consolidated Financial Statements for a summary of transactions in securities of affiliated issuers.)
(c)	The rate shown represents the annualized seven-day yield as of June 30, 2019.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
EUR	15,760,955	DBAG	09/18/19	USD	17,901,828	$129,522
EUR	417,650,958	GSI	09/18/19	USD	474,385,750	3,428,625

Net Unrealized Appreciation						$3,558,147

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	09/20/19	3,504	USD	336,962,160	$9,081,422
Russell 2000 Index E-Mini Futures	09/20/19	2,412	USD	188,992,260	4,650,548
S&P 500 Index E-Mini Futures	09/20/19	1,995	USD	293,683,950	4,517,948
U.S. Treasury Ultra Long Bond Futures	09/19/19	63	USD	11,186,438	498,493

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/19/19	(4,360)	USD	(557,943,750)	(13,182,264)
U.S. Treasury Note 2 Year Futures	09/30/19	(857)	USD	(184,408,993)	(1,274,885)

Net Unrealized Appreciation					$4,291,262

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Pay	3M UST	Quarterly	02/26/20	JPMC	S&P GSCI Commodity Index	USD	265,477,773	$(3,741,958)	$—	$(3,741,958)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	2.205%	Semi-Annually	05/31/29	USD	526,000,000	$11,253,228	$(33,464)	$11,286,692
Pay	3M LIBOR	Quarterly	2.490%	Semi-Annually	04/04/29	USD	774,000,000	36,766,069	1,444,368	35,321,701
Pay	3M LIBOR	Quarterly	2.520%	Semi-Annually	04/05/29	USD	611,000,000	30,667,630	1,099,747	29,567,883

Totals								$78,686,927	$2,510,651	$76,176,276

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(EUR)—	Euro
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(UST) —	U.S. Treasury Bill Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$5,640,196,360	$—	$—	$5,640,196,360
Total Short-Term Investments*	154,758,268	791,043,472	—	945,801,740
Total Securities Lending Reinvestments*	—	1,124,822,091	—	1,124,822,091
Total Investments	$5,794,954,628	$1,915,865,563	$—	$7,710,820,191

Collateral for Securities Loaned (Liability)	$—	$(1,123,469,663)	$—	$(1,123,469,663)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,558,147	$—	$3,558,147
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$18,748,411	$—	$—	$18,748,411
Futures Contracts (Unrealized Depreciation)	(14,457,149)	—	—	(14,457,149)
Total Futures Contracts	$4,291,262	$—	$—	$4,291,262
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$76,176,276	$—	$76,176,276
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(3,741,958)	$—	$(3,741,958)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$3,856,775,480
Affiliated investments at value (c) (d)	3,063,001,239
Repurchase Agreement at value which equals cost	791,043,472
Cash	6,290,240
Cash denominated in foreign currencies (e)	16,438
Cash collateral (f)	121,703,820
Unrealized appreciation on forward foreign currency exchange contracts	3,558,147
Receivable for:
Investments sold	49,180,045
Affiliated investments sold	16,858,749
Fund shares sold	363
Interest	138,428
Variation margin on futures contracts	4,980,389

Total Assets	7,913,546,810
Liabilities
OTC swap contracts at market value	3,741,958
Collateral for securities loaned	1,123,469,663
Payables for:
Investments purchased	41,781,078
Affiliated investments purchased	29,275,518
Fund shares redeemed	3,345,728
Variation margin on centrally cleared swap contracts	2,349,776
Interest on OTC swap contracts	578,778
Accrued Expenses:
Management fees	3,318,486
Distribution and service fees	1,360,389
Deferred trustees’ fees	123,656
Other expenses	1,891,761

Total Liabilities	1,211,236,791

Net Assets	$6,702,310,019

Net Assets Consist of:
Paid in surplus	$5,892,705,216
Distributable earnings (Accumulated losses)	809,604,803

Net Assets	$6,702,310,019

Net Assets
Class B	$6,702,310,019
Capital Shares Outstanding*
Class B	639,485,981
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.48

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement and affiliated investments, was $3,563,555,372.
(b)	Includes securities loaned at value of $993,921,948.
(c)	Identified cost of affiliated investments was $2,975,283,443.
(d)	Includes securities loaned at value of $87,002,626.
(e)	Identified cost of cash denominated in foreign currencies was $16,370.
(f)	Includes collateral of $2,440,000 for OTC swap contracts, $77,282,820 for centrally cleared swap contracts and $41,981,000 for futures contracts.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends from Underlying ETFs	$20,368,292
Dividends from affiliated investments	46,960,062
Interest	12,096,062
Securities lending income	2,664,988

Total investment income	82,089,404
Expenses
Management fees	21,441,211
Administration fees	139,875
Custodian and accounting fees	190,282
Distribution and service fees—Class B	8,132,183
Audit and tax services	28,341
Legal	23,866
Trustees’ fees and expenses	31,324
Shareholder reporting	100,432
Insurance	22,774
Miscellaneous	24,335

Total expenses	30,134,623
Less management fee waiver	(1,583,791)

Net expenses	28,550,832

Net Investment Income	53,538,572

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	46,668,325
Affiliated investments	114,489
Futures contracts	131,635,351
Swap contracts	151,170,854
Foreign currency transactions	363,704
Forward foreign currency transactions	(17,058,589)

Net realized gain	312,894,134

Net change in unrealized appreciation (depreciation) on:
Investments	217,367,837
Affiliated investments	202,626,533
Futures contracts	35,715,405
Swap contracts	12,189,219
Foreign currency transactions	(368,227)
Forward foreign currency transactions	10,774,999

Net change in unrealized appreciation	478,305,766

Net realized and unrealized gain	791,199,900

Net Increase in Net Assets From Operations	$844,738,472

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$53,538,572	$76,161,907
Net realized gain (loss)	312,894,134	(12,531,694)
Net change in unrealized appreciation (depreciation)	478,305,766	(557,534,034)

Increase (decrease) in net assets from operations	844,738,472	(493,903,821)

From Distributions to Shareholders
Class B	(12,843,944)	(604,729,598)

Total distributions	(12,843,944)	(604,729,598)

Decrease in net assets from capital share transactions	(385,664,659)	(178,830,436)

Total increase (decrease) in net assets	446,229,869	(1,277,463,855)

Net Assets
Beginning of period	6,256,080,150	7,533,544,005

End of period	$6,702,310,019	$6,256,080,150

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	345,723	$3,424,786	1,598,435	$16,576,170
Reinvestments	1,251,846	12,843,944	60,837,988	604,729,598
Redemptions	(40,322,813)	(401,933,389)	(78,917,800)	(800,136,204)

Net decrease	(38,725,244)	$(385,664,659)	(16,481,377)	$(178,830,436)

Decrease derived from capital shares transactions		$(385,664,659)		$(178,830,436)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.22		$10.84	$9.75	$10.33	$10.95	$11.05

Income (Loss) from Investment Operations
Net investment income (a)	0.08		0.11	0.05	0.06	0.04	0.07
Net realized and unrealized gain (loss)	1.20		(0.82)	1.24	0.37	(0.04)	0.56

Total income (loss) from investment operations	1.28		(0.71)	1.29	0.43	0.00	0.63

Less Distributions
Distributions from net investment income	(0.02)		(0.15)	(0.07)	(0.15)	(0.17)	(0.13)
Distributions from net realized capital gains	0.00		(0.76)	(0.13)	(0.86)	(0.45)	(0.60)

Total distributions	(0.02)		(0.91)	(0.20)	(1.01)	(0.62)	(0.73)

Net Asset Value, End of Period	$10.48		$9.22	$10.84	$9.75	$10.33	$10.95

Total Return (%) (b)	13.89	(c)	(7.18)	13.31	4.43	(0.11)	5.92

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.93	(e)	0.92	0.92	0.92	0.92	0.92
Net ratio of expenses to average net assets (%) (d)(f)	0.88	(e)	0.87	0.89	0.89	0.89	0.90
Ratio of net investment income to average net assets (%)	1.65	(e)	1.08	0.47	0.61	0.35	0.63
Portfolio turnover rate (%)	29	(c)	40	1	2	51	25
Net assets, end of period (in millions)	$6,702.3		$6,256.1	$7,533.5	$7,327.5	$7,482.6	$7,846.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is BlackRock Global Tactical Strategies Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

The Portfolio allocates its assets in a broad range of asset classes, primarily through other investment companies known as exchange traded funds (“Underlying ETFs”), involving primarily series of the iShares® Trust and iShares®, Inc., but the Portfolio also has the ability to invest in series sponsored by other companies.

2. Consolidation of Subsidiary—BlackRock Global Tactical Strategies Portfolio, Ltd.

The Portfolio may invest up to 6% of its total assets in the BlackRock Global Tactical Strategies Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary’s inception date is May 14, 2013 and it invests primarily in commodity-linked derivatives and exchange-traded funds. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by BlackRock Financial Management, Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2019, the Portfolio held $152,936,858 in the Subsidiary, representing 1.9% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the consolidated financial statements were issued.

BHFTI-12

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the ETFs are valued at the closing market quotation for their shares and are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Investments in unregistered open-end management investment companies are reported at NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy provided the NAV is observable, calculated daily and are the value at which both purchases and sales will be conducted.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the

BHFTI-13

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to adjustments to prior period accumulated balances and controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

BHFTI-14

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $791,043,472 which is reflected as repurchase agreement on the Consolidated Statement of Assets and Liabilities. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $86,052,216, which is included as part of investments at value on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Consolidated Schedule of Investments and the valuation techniques are described in Note 3. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Consolidated Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Consolidated Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Mutual Funds in the Consolidated Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

BHFTI-15

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity futures and treasury futures were used for both hedging and investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty

BHFTI-16

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Assets Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$76,176,276
	Unrealized appreciation on futures contracts (b) (c)	498,493	Unrealized depreciation on futures contracts (b) (c)	$14,457,149
Equity	Unrealized appreciation on futures contracts (b) (c)	18,249,918
Commodity			OTC swap contracts at market value (d)	3,741,958
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	3,558,147

Total		$98,482,834		$18,199,107

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(d)	Excludes OTC swap interest payable of $578,778.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

BHFTI-17

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Deutsche Bank AG	$129,522	$—	$—	$129,522
Goldman Sachs International	3,428,625	—	—	3,428,625

	$3,558,147	$—	$—	$3,558,147

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
JPMorgan Chase Bank N.A.	$3,741,958	$—	$(2,440,000)	$1,301,958

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(17,058,589)	$(17,058,589)
Futures contracts	40,236,554	91,398,797	—	—	131,635,351
Swap contracts	139,615,580	—	11,555,274	—	151,170,854

	$179,852,134	$91,398,797	$11,555,274	$(17,058,589)	$265,747,616

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$10,774,999	$10,774,999
Futures contracts	(28,365,134)	64,080,539	—	—	35,715,405
Swap contracts	(5,174,014)	—	17,363,233	—	12,189,219

	$(33,539,148)	$64,080,539	$17,363,233	$10,774,999	$58,679,623

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$1,080,939,353
Futures contracts long	2,024,073,559
Futures contracts short	(833,542,233)
Swap contracts	2,152,450,632

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

BHFTI-18

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-19

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$2,502,981,490	$0	$1,318,883,557

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$21,441,211	0.800%	First $100 million
	0.750%	$100 million to $300 million
	0.700%	$300 million to $600 million
	0.675%	$600 million to $1 billion
	0.650%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.150%	First $100 million
0.100%	$100 million to $300 million
0.050%	$300 million to $600 million
0.025%	$600 million to $1 billion
0.020%	$1 billion to $2.5 billion
0.050%	$2.5 billion to $4.5 billion
0.060%	$4.5 billion to $6.5 billion
0.130%	Over $6.5 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the

BHFTI-20

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying ETFs for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETFs’ net assets. Transactions in the Underlying ETFs for the six months ended June 30, 2019 were as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation	Ending Value as of June 30, 2019
iShares Core MSCI EAFE ETF	$942,642,250	$369,470,038	$(77,600,189)	$(7,084,912)	$120,708,421	$1,348,135,608
iShares Core S&P 500 ETF	—	397,619,671	(5,986,215)	26,406	13,220,233	404,880,095
iShares Core U.S. Aggregate Bond ETF	356,964,597	786,097,746	—	—	32,697,339	1,175,759,682
iShares iBoxx $ Investment Grade Corporate Bond ETF	410,084,792	32,853,723	(466,515,668)	6,608,181	16,968,972	—
iShares Intermediate-Term Corporate Bond ETF	116,472,260	33,558,704	(26,306,629)	(78,767)	10,580,286	134,225,854
iShares Short-Term Corporate Bond ETF	450,399,484	—	(459,494,347)	643,581	8,451,282	—

	$2,276,563,383	$1,619,599,882	$(1,035,903,048)	$114,489	$202,626,533	$3,063,001,239

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2019
iShares Core MSCI EAFE ETF	$26,032,728	21,956,606
iShares Core S&P 500 ETF	2,478,479	1,373,639
iShares Core U.S. Aggregate Bond ETF	6,227,056	10,559,135
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,465,946	—
iShares Intermediate-Term Corporate Bond ETF	1,942,771	2,356,907
iShares Short-Term Corporate Bond ETF	4,813,082	—

	$46,960,062

9. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$7,373,714,440

Gross unrealized appreciation	485,059,257
Gross unrealized depreciation	(65,159,128)

Net unrealized appreciation (depreciation)	$419,900,129

BHFTI-21

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$418,185,942	$102,549,029	$186,543,656	$37,909,984	$604,729,598	$140,459,013

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$12,250,401	$—	$(24,743,591)	$(9,688,070)	$(22,181,260)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had accumulated short-term capital losses of $9,688,070.

BHFTI-22

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the BlackRock High Yield Portfolio returned 9.91% and 9.95%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index1, returned 9.94%.

MARKET ENVIRONMENT / CONDITIONS

U.S. high yield returned just shy of 10% through June, as a sharp rally throughout the first quarter coupled with a more modestly positive second quarter reflect a sentiment shift among investors. Outside of high yield, broader market conditions ended the first half on a positive note with the S&P 500 up greater than 18% year-to-date as a more dovish Federal Reserve (the “Fed”) outlook, higher oil prices, and eased geopolitical tensions drove the market higher. Peak to trough, the U.S. 10-year Treasury has fallen from 3.23% in November 2018 to below 2% (1.97%) in June.

Performance by Credit Rating within U.S. high yield marks an interesting trend through June. Despite the strong overall market rally indicating a sentiment reversal for high yield, returns have not been driven by a relative rally in lower quality bonds. BB-rated bonds have been the best performing segment, with returns reaching 10.51% through June. B-rated bonds are close behind at 9.97 while CCC-rated names have lagged at 8.79%. This trend became even more pronounced in June as CCCs lagged BBs by greater than 200 basis points (“bps”).

Though high yield mutual fund demand wavered somewhat in the second quarter, particularly in May, year-to-date flows continued to buck the prior 2 years’ outflow trend. First half totals are +$12 billion, after losing nearly $45 billion for the full-year of 2018. By contrast, bank loan mutual funds have seen outflows so far in 2019, though this activity has slowed during the second quarter. Primary market trends for the first half have somewhat favored fixed rate bonds over loans. Gross high yield new issue volume totals $140.5 billion for the first half of 2019, up approximately 10% year-over-year, while net supply at $46.6 billion is only 3% greater than this time last year. Closely tied to this divergent technical backdrop between high yield and loans, there has been a clear wedge between their performances throughout the first half of the year. As early as January loans began to underperform their high yield counterparts and have lagged by approximately 420 bps on a total return basis through June.

Default activity is down year-over-year for the first half, with the par-weighted default rate ending the second quarter at 1.46%, 37 bps lower than where it began the year. This is also approximately 200 bps lower than the market’s long-term historical average of 3.46%.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

On an absolute basis, positions within the Technology, Cable & Satellite, and Healthcare sectors were the largest performance contributors during the first half of 2019. On a relative basis, security selection within Metals & Mining (overweight to Freeport) and Independent Energy (overweight to CNX Resources) were positive contributors, as was the Portfolio’s positioning in Technology and Aerospace & Defense. By contrast, the Portfolio’s underweight to Retailers, Finance Companies. And Home Construction detracted from performance. The Portfolio’s out-of-benchmark tactical positions have been a detractor over the first half, largely due to bank loans’ underperformance versus high yield bonds. By credit rating, the Portfolio’s underweight to BB-rated names has been a drag on performance year-to-date, as this high-quality segment has outperformed. However, security selection within our BBs was strong over the first half. Additionally, security selection within CCCs has been a positive contributor.

The Portfolio’s broad themes remained generally consistent throughout the first half of the year, though asset allocation changes and sector-specific shifts reflected evolving market conditions as warranted. From a ratings perspective, the Portfolio was consistently underweight BB-rated credits and overweight B-rated credits. Within the CCC space, the Portfolio maintained a slight net overweight, tactically reducing this position over the period. Importantly, our conviction for the Portfolio’s CCC-rated credits is based on at least one of the following: a potential for near-term upgrade to single B, a near-term catalyst for price appreciation, and/or it is short duration paper with substantial yield. From an asset allocation perspective, bank loans comprised the Portfolio’s largest out-of-benchmark positions. Throughout the first half of 2019, we meaningfully reduced this exposure as more attractive relative value appeared in core high yield bonds. The Portfolio will maintain a tactical position to liquid high yield index securities (CDX and ETFs) as an efficient means of portfolio management. Usage of these products was low over the period, as were their impact on performance. Finally, from a sector standpoint, the Portfolio’s top sector overweights were to the Technology, Aerospace & Defense, and Pharmaceuticals sectors. The

BHFTI-1

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary*—(Continued)

Portfolio’s largest sector underweights included the broad Consumer Cyclicals space (Retailers, Automotive, and Home Construction, specifically) as well as Finance Companies.

James Keenan

Mitch Garfin

David Delbos

Derek Schoenhofen

Portfolio Managers

BlackRock Financial Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
BlackRock High Yield Portfolio
Class A	9.91	6.53	4.49	9.23
Class B	9.95	6.38	4.25	8.96
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index	9.94	7.48	4.71	9.22

1 The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is composed of fixed rate non-investment grade debt with at least one year remaining to maturity that are dollar-denominated, nonconvertible and have an outstanding par value of at least $100 million. It limits issue exposure to a 2% maximum.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Sectors

% of Net Assets
Corporate Bonds & Notes	84.8
Floating Rate Loans	8.6
Asset-Backed Securities	1.8
Common Stocks	0.9
Preferred Stocks	0.6

BHFTI-3

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock High Yield Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A	Actual	0.68%	$1,000.00	$1,099.10	$3.54
	Hypothetical*	0.68%	$1,000.00	$1,021.42	$3.41

Class B	Actual	0.93%	$1,000.00	$1,099.50	$4.84
	Hypothetical*	0.93%	$1,000.00	$1,020.18	$4.66

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

BHFTI-4

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—84.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.3%
MDC Partners, Inc. 6.500%, 05/01/24 (144A)	568,000	$521,969
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.000%, 08/15/27 (144A)	1,456,000	1,490,507
5.875%, 03/15/25	192,000	198,480

		2,210,956

Aerospace/Defense—4.0%
Arconic, Inc. 5.125%, 10/01/24 (a)	2,243,000	2,368,765
BBA U.S. Holdings, Inc. 5.375%, 05/01/26 (144A)	606,000	633,270
Bombardier, Inc. 5.750%, 03/15/22 (144A) (a)	396,000	401,445
6.125%, 01/15/23 (144A)	760,000	770,450
7.500%, 12/01/24 (144A)	3,594,000	3,665,880
7.500%, 03/15/25 (144A)	828,000	830,318
7.875%, 04/15/27 (144A)	2,823,000	2,826,529
8.750%, 12/01/21 (144A)	755,000	822,950
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25 (144A)	719,000	772,925
Pioneer Holdings LLC / Pioneer Finance Corp. 9.000%, 11/01/22 (144A)	354,000	363,735
TransDigm UK Holdings plc 6.875%, 05/15/26	864,000	874,260
TransDigm, Inc. 6.250%, 03/15/26 (144A)	12,938,000	13,536,382
6.500%, 05/15/25	159,000	160,789

		28,027,698

Agriculture—0.0%
Darling Ingredients, Inc. 5.250%, 04/15/27 (144A)	267,000	279,015

Apparel—0.1%
William Carter Co. (The) 5.625%, 03/15/27 (144A)	345,000	361,388

Auto Manufacturers—0.4%
Allison Transmission, Inc. 5.875%, 06/01/29 (144A)	751,000	790,427
Ford Motor Credit Co. LLC 1.514%, 02/17/23 (EUR)	200,000	228,862
2.386%, 02/17/26 (EUR)	150,000	171,164
Navistar International Corp. 6.625%, 11/01/25 (144A)	547,000	572,982
Tesla, Inc. 5.300%, 08/15/25 (144A) (a)	422,000	370,305
Wabash National Corp. 5.500%, 10/01/25 (144A)	513,000	486,068

		2,619,808

Auto Parts & Equipment—1.1%
GKN Holdings, Ltd. 4.625%, 05/12/32 (GBP)	200,000	250,531

Auto Parts & Equipment—(Continued)
IHO Verwaltungs GmbH 3.625%, 4.375% PIK, 05/15/25 (EUR) (b)	113,000	131,383
3.875%, 4.625% PIK, 05/15/27 (EUR) (b)	101,000	116,570
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 4.375%, 05/15/26 (EUR)	167,000	196,067
6.250%, 05/15/26 (144A)	3,128,000	3,249,210
8.500%, 05/15/27 (144A)	3,509,000	3,614,270

		7,558,031

Banks—2.6%
Allied Irish Banks plc 4.125%, 5Y EUR Swap + 3.950%, 11/26/25 (EUR) (c)	100,000	119,076
Banco BPM S.p.A. 2.500%, 06/21/24 (EUR)	100,000	113,761
Banco de Sabadell S.A. 5.375%, 5Y EUR Swap + 5.100%, 12/12/28 (EUR) (c)	100,000	124,929
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (d) (e)	400,000	100,065
4.750%, 01/15/18 (EUR) (d) (e)	1,000,000	250,162
Bank of America Corp. 5.797%, 3M LIBOR + 3.387%, 07/29/19 (c)	690,000	687,902
6.100%, 3M LIBOR + 3.898%, 03/17/25 (c)	1,149,000	1,240,920
6.250%, 3M LIBOR + 3.705%, 09/05/24 (c)	1,160,000	1,263,785
6.300%, 3M LIBOR + 4.553%, 03/10/26 (c)	640,000	714,432
6.500%, 3M LIBOR + 4.174%, 10/23/24 (c)	1,395,000	1,546,176
Barclays plc 2.625%, 5Y EUR Swap + 2.450%, 11/11/25 (EUR) (c)	200,000	230,324
4.375%, 09/11/24	1,330,000	1,362,654
5.200%, 05/12/26	400,000	419,428
CIT Group, Inc. 5.800%, 3M LIBOR + 3.972%, 06/15/22 (a) (c)	569,000	572,556
6.000%, 04/01/36	1,550,000	1,482,187
6.125%, 03/09/28	222,000	252,525
Deutsche Pfandbriefbank AG 4.600%, 02/22/27 (EUR)	100,000	123,824
Goldman Sachs Group, Inc. (The) 5.000%, 3M LIBOR + 2.874%, 11/10/22 (c)	271,000	260,160
Hongkong & Shanghai Banking Corp., Ltd. (The) 2.813%, 3M LIBOR + 0.000%, 07/27/19 (c)	50,000	34,987
JPMorgan Chase & Co. 5.300%, 3M LIBOR + 3.800%, 05/01/20 (c)	2,335,000	2,362,016
5.639%, 3M LIBOR + 3.320%, 10/01/19 (c)	350,000	348,880
6.100%, 3M LIBOR + 3.330%, 10/01/24 (c)	1,237,000	1,332,645
6.125%, 3M LIBOR + 3.330%, 04/30/24 (c)	243,000	259,427
6.750%, 3M LIBOR + 3.780%, 02/01/24 (c)	310,000	342,621
Morgan Stanley 5.550%, 3M LIBOR + 3.810%, 07/15/20 (c)	345,000	348,795
National Westminster Bank plc 2.813%, 3M LIBOR + 0.250%, 08/28/19 (c)	40,000	31,700
Royal Bank of Scotland Group plc 8.625%, 5Y USD Swap + 7.598%, 08/15/21 (c)	238,000	256,505
UniCredit S.p.A. 4.375%, 5Y EUR Swap + 4.316%, 01/03/27 (EUR) (c)	100,000	118,691
5.750%, 5Y EUR Swap + 4.100%, 10/28/25 (EUR) (c)	100,000	119,696

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co. 5.875%, 3M LIBOR + 3.990%, 06/15/25 (c)	1,794,000	$1,950,150

		18,370,979

Building Materials—0.6%
Builders FirstSource, Inc. 6.750%, 06/01/27 (144A)	237,000	250,035
Cemex S.A.B. de C.V. 3.125%, 03/19/26 (EUR)	100,000	116,333
CPG Merger Sub LLC 8.000%, 10/01/21 (144A)	634,000	642,717
Holcim Finance Luxembourg S.A. 3.000%, 5Y EUR Swap + 3.074%, 07/05/24 (EUR) (c)	200,000	234,850
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	311,000	305,169
4.875%, 12/15/27 (144A)	40,000	38,700
Masonite International Corp. 5.750%, 09/15/26 (144A)	354,000	364,620
Norbord, Inc. 6.250%, 04/15/23 (144A)	486,000	513,338
PGT Escrow Issuer, Inc. 6.750%, 08/01/26 (144A) (a)	235,000	248,219
Standard Industries, Inc. 5.375%, 11/15/24 (144A)	867,000	897,345
6.000%, 10/15/25 (144A)	793,000	841,571

		4,452,897

Chemicals—1.9%
Alpha 2 B.V. 8.750%, 9.50% PIK., 06/01/23 (144A) (b)	574,000	563,955
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.250%, 02/01/25 (144A) (a)	2,634,000	2,594,490
Axalta Coating Systems LLC 4.875%, 08/15/24 (144A) (a)	459,000	472,770
Blue Cube Spinco LLC 9.750%, 10/15/23	1,007,000	1,112,735
10.000%, 10/15/25	1,008,000	1,140,300
Chemours Co. (The) 4.000%, 05/15/26 (EUR)	300,000	341,130
5.375%, 05/15/27	859,000	818,197
6.625%, 05/15/23	70,000	72,406
Element Solutions, Inc. 5.875%, 12/01/25 (144A)	2,868,000	2,986,305
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	687,000	697,305
Monitchem HoldCo 3 S.A. 5.250%, 06/15/21 (EUR)	100,000	113,829
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	161,000	166,635
OCI NV 5.000%, 04/15/23 (EUR)	110,000	132,261
PQ Corp. 5.750%, 12/15/25 (144A)	1,236,000	1,249,905
SGL Carbon SE 4.625%, 09/30/24 (EUR)	100,000	117,926

Chemicals—(Continued)
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	352,000	377,080
WR Grace & Co-Conn 5.625%, 10/01/24 (144A)	275,000	296,313

		13,253,542

Coal—0.2%
CONSOL Energy, Inc. 11.000%, 11/15/25 (144A)	1,106,000	1,197,245
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp. 7.500%, 06/15/25 (144A)	194,000	189,392

		1,386,637

Commercial Services—4.1%
Allied Universal Holding Co. 6.625%, 07/15/26 (144A)	1,672,000	1,699,170
APX Group, Inc. 7.875%, 12/01/22	291,000	278,996
8.750%, 12/01/20 (a)	575,000	544,812
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.750%, 07/15/27 (144A)	716,000	721,370
Avis Budget Finance plc 4.750%, 01/30/26 (EUR)	118,000	141,168
Europcar Mobility Drive Designated Activity Co. 4.000%, 04/30/26 (EUR)	100,000	116,223
Flexi-Van Leasing, Inc. 10.000%, 02/15/23 (144A) (a)	219,000	203,122
Gartner, Inc. 5.125%, 04/01/25 (144A)	418,000	431,129
Graham Holdings Co. 5.750%, 06/01/26 (144A)	384,000	406,080
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	1,229,000	1,236,681
Hertz Corp. (The) 7.625%, 06/01/22 (144A)	1,096,000	1,138,470
Hertz Holdings Netherlands B.V. 5.500%, 03/30/23 (EUR)	126,000	151,325
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	134,000	161,453
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 08/01/23 (144A)	3,550,000	3,674,250
Laureate Education, Inc. 8.250%, 05/01/25 (144A)	155,000	169,338
Matthews International Corp. 5.250%, 12/01/25 (144A)	129,000	126,904
Nexi Capital S.p.A. 4.125%, 11/01/23 (EUR)	100,000	117,742
Nielsen Co. Luxembourg S.a.r.l. (The) 5.000%, 02/01/25 (144A)	163,000	160,148
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 04/15/22 (144A)	792,000	791,010
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 04/15/24 (144A)	642,000	653,235
5.750%, 04/15/26 (144A) (a)	1,356,000	1,400,070
9.250%, 05/15/23 (144A)	369,000	387,524

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Refinitiv U.S. Holdings, Inc. 4.500%, 05/15/26 (EUR)	188,000	$218,561
4.500%, 05/15/26 (144A) (EUR)	895,000	1,040,489
6.250%, 05/15/26 (144A)	1,538,000	1,581,833
6.875%, 11/15/26 (EUR)	100,000	115,498
8.250%, 11/15/26 (144A)	1,836,000	1,888,326
Ritchie Bros Auctioneers, Inc.
5.375%, 01/15/25 (144A)	377,000	390,666
Service Corp. International 5.125%, 06/01/29	628,000	660,970
ServiceMaster Co. LLC (The) 5.125%, 11/15/24 (144A)	817,000	840,489
Team Health Holdings, Inc. 6.375%, 02/01/25 (144A) (a)	646,000	494,190
United Rentals North America, Inc. 4.625%, 10/15/25	1,338,000	1,359,742
4.875%, 01/15/28	355,000	362,100
5.250%, 01/15/30	517,000	531,217
5.500%, 07/15/25	118,000	122,868
5.500%, 05/15/27	1,310,000	1,378,775
5.875%, 09/15/26	242,000	257,730
Verisure Holding AB 3.500%, 05/15/23 (EUR)	119,000	140,728
Verisure Midholding AB 5.750%, 12/01/23 (EUR)	100,000	117,550
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	2,513,000	2,613,520
WEX, Inc. 4.750%, 02/01/23 (144A)	388,000	389,940

		29,215,412

Computers—0.9%
Banff Merger Sub, Inc. 8.375%, 09/01/26 (EUR)	100,000	94,326
9.750%, 09/01/26 (144A)	3,008,000	2,609,440
Booz Allen Hamilton, Inc. 5.125%, 05/01/25 (144A) (a)	882,000	895,230
Dell International LLC / EMC Corp. 7.125%, 06/15/24 (144A)	1,401,000	1,479,070
Harland Clarke Holdings Corp. 8.375%, 08/15/22 (144A)	295,000	250,381
Western Digital Corp. 4.750%, 02/15/26 (a)	1,273,000	1,248,877

		6,577,324

Cosmetics/Personal Care—0.1%
Avon International Capital plc 6.500%, 08/15/22 (144A)	240,000	241,800
Coty, Inc. 6.500%, 04/15/26 (144A)	212,000	206,435

		448,235

Distribution/Wholesale—1.0%
American Builders & Contractors Supply Co., Inc. 5.875%, 05/15/26 (144A)	936,000	975,780

Distribution/Wholesale—(Continued)
Core & Main L.P. 6.125%, 08/15/25 (144A) (a)	1,194,000	1,205,940
HD Supply, Inc. 5.375%, 10/15/26 (144A)	3,497,000	3,689,335
IAA, Inc. 5.500%, 06/15/27 (144A)	813,000	845,520
KAR Auction Services, Inc.
5.125%, 06/01/25 (144A)	383,000	389,703
Parts Europe S.A. 5.500%, 3M EURIBOR + 5.500%, 05/01/22 (EUR) (c)	101,000	115,421

		7,221,699

Diversified Financial Services—2.7%
Ally Financial, Inc. 3.875%, 05/21/24	450,000	461,250
8.000%, 11/01/31	5,100,000	6,740,721
Arrow Global Finance plc 5.125%, 09/15/24 (GBP)	100,000	124,614
Cabot Financial Luxembourg S.A. 6.375%, 3M EURIBOR + 6.375%, 06/14/24 (EUR) (c)	100,000	114,847
7.500%, 10/01/23 (GBP)	100,000	131,122
Credit Acceptance Corp. 6.625%, 03/15/26 (144A)	341,000	358,476
Fairstone Financial, Inc. 7.875%, 07/15/24 (144A)	209,000	212,919
Garfunkelux Holdco 3 S.A. 4.500%, 3M EURIBOR + 4.500%, 09/01/23 (EUR) (c)	100,000	94,920
7.500%, 08/01/22 (EUR)	200,000	208,808
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 6.375%, 12/15/25	722,000	737,018
6.750%, 02/01/24	244,000	253,455
Jerrold Finco plc 6.250%, 09/15/21 (GBP)	100,000	129,376
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.250%, 10/01/25 (144A)	672,000	673,680
Lehman Brothers Holdings, Inc. Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	102,339
Zero Coupon, 01/16/14 (EUR) (d)	2,140,000	48,668
Zero Coupon, 10/17/12 (EUR) (d)	350,000	7,960
LHC3 plc 4.125%, 4.875% PIK, 08/15/24 (EUR) (b)	100,000	116,369
Lions Gate Capital Holdings LLC 5.875%, 11/01/24 (144A)	398,000	407,950
6.375%, 02/01/24 (144A)	54,000	56,768
Mulhacen Pte, Ltd. 6.500%, 7.250% PIK, 08/01/23 (EUR) (b)	122,036	133,216
Nationstar Mortgage Holdings, Inc. 8.125%, 07/15/23 (144A)	575,000	586,500
9.125%, 07/15/26 (144A)	739,000	750,085
Navient Corp. 5.875%, 10/25/24	464,000	469,220
6.500%, 06/15/22	41,000	43,552
6.625%, 07/26/21	422,000	446,792
6.750%, 06/25/25	257,000	265,995
6.750%, 06/15/26 (a)	499,000	517,712
7.250%, 09/25/23	436,000	465,430

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Pershing Square Holdings, Ltd. 5.500%, 07/15/22 (144A)	1,000,000	$1,042,400
Springleaf Finance Corp. 5.625%, 03/15/23	70,000	74,375
6.125%, 03/15/24	757,000	813,775
6.625%, 01/15/28	535,000	561,750
6.875%, 03/15/25	648,000	709,547
7.125%, 03/15/26	494,000	539,856
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750%, 06/01/25 (144A)	715,000	736,450
Vantiv LLC / Vantiv Issuer Corp. 3.875%, 11/15/25 (GBP)	100,000	132,463

		19,270,378

Electric—2.4%
AES Corp. 5.500%, 04/15/25	14,000	14,543
6.000%, 05/15/26	136,000	144,160
Calpine Corp. 5.250%, 06/01/26 (144A)	1,355,000	1,378,712
5.375%, 01/15/23	2,263,000	2,288,459
5.750%, 01/15/25	923,000	916,078
5.875%, 01/15/24 (144A)	528,000	539,880
Cheniere Energy Partners LLC 5.750%, 10/15/25 (144A)	492,000	499,380
Clearway Energy Operating LLC 5.375%, 08/15/24	681,000	692,918
ContourGlobal Power Holdings S.A. 3.375%, 08/01/23 (EUR)	100,000	117,974
Edison International 5.750%, 06/15/27	100,000	107,363
Naturgy Finance BV 3.375%, 9Y EUR Swap + 3.079%, 04/24/24 (EUR) (c)	100,000	119,542
4.125%, 8Y EUR Swap + 3.353%, 11/18/22 (EUR) (c)	200,000	247,041
NextEra Energy Operating Partners L.P. 4.250%, 07/15/24 (144A)	1,145,000	1,150,009
4.250%, 09/15/24 (144A)	223,000	224,182
4.500%, 09/15/27 (144A)	272,000	268,600
NRG Energy, Inc. 3.750%, 06/15/24 (144A)	323,000	331,678
4.450%, 06/15/29 (144A)	728,000	757,088
5.250%, 06/15/29 (144A) (a)	1,330,000	1,418,112
5.750%, 01/15/28	835,000	895,538
6.625%, 01/15/27	1,639,000	1,780,364
Orano S.A. 3.375%, 04/23/26 (EUR)	100,000	117,799
RWE AG 2.750%, 5Y EUR Swap + 2.643%, 04/21/75 (EUR) (c)	100,000	116,052
Talen Energy Supply LLC 6.500%, 06/01/25	110,000	92,125
6.625%, 01/15/28 (144A)	400,000	397,500
7.250%, 05/15/27 (144A)	524,000	537,100
10.500%, 01/15/26 (144A)	110,000	109,725
Vistra Operations Co. LLC 3.550%, 07/15/24 (144A)	505,000	507,724
4.300%, 07/15/29 (144A)	673,000	682,708

Electric—(Continued)
Vistra Operations Co. LLC
5.000%, 07/31/27 (144A)	465,000	480,970
5.500%, 09/01/26 (144A)	260,000	274,625
5.625%, 02/15/27 (144A)	69,000	73,054

		17,281,003

Electrical Components & Equipment—0.1%
Belden, Inc. 4.125%, 10/15/26 (EUR)	100,000	120,967
Energizer Holdings, Inc. 6.375%, 07/15/26 (144A)	134,000	137,685
7.750%, 01/15/27 (144A)	729,000	789,019

		1,047,671

Electronics—0.3%
ADT Security Corp. (The) 4.125%, 06/15/23	72,000	72,000
4.875%, 07/15/32 (144A)	801,000	690,862
Itron, Inc. 5.000%, 01/15/26 (144A)	55,000	56,238
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	965,000	1,006,012
5.625%, 11/01/24 (144A)	161,000	173,478

		1,998,590

Energy-Alternate Sources—0.3%
Pattern Energy Group, Inc. 5.875%, 02/01/24 (144A)	599,000	607,985
TerraForm Power Operating LLC 4.250%, 01/31/23 (144A)	413,000	413,516
5.000%, 01/31/28 (144A)	1,017,000	1,020,814

		2,042,315

Engineering & Construction—0.3%
Brand Industrial Services, Inc. 8.500%, 07/15/25 (144A)	395,000	357,969
frontdoor, inc. 6.750%, 08/15/26 (144A)	848,000	903,120
New Enterprise Stone & Lime Co., Inc. 6.250%, 03/15/26 (144A)	166,000	168,490
10.125%, 04/01/22 (144A) (a)	334,000	341,515
SPIE S.A. 2.625%, 06/18/26 (EUR)	100,000	116,447
3.125%, 03/22/24 (EUR)	100,000	122,949

		2,010,490

Entertainment—1.6%
Boyne USA, Inc. 7.250%, 05/01/25 (144A)	479,000	518,518
Cedar Fair L.P. 5.250%, 07/15/29 (144A)	602,000	614,792
Churchill Downs, Inc. 4.750%, 01/15/28 (144A)	531,000	533,522
5.500%, 04/01/27 (144A)	1,325,000	1,387,109

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Cirsa Finance International Sarl 6.250%, 12/20/23 (EUR)	100,000	$123,497
CPUK Finance, Ltd. 4.250%, 02/28/47 (GBP)	100,000	127,111
4.875%, 02/28/47 (GBP)	100,000	127,025
Eldorado Resorts, Inc. 6.000%, 04/01/25	222,000	233,378
6.000%, 09/15/26	259,000	282,958
Entertainment One, Ltd. 4.625%, 07/15/26 (GBP)	100,000	130,504
International Game Technology plc 3.500%, 06/15/26 (EUR)	108,000	127,412
Live Nation Entertainment, Inc. 4.875%, 11/01/24 (144A)	67,000	68,926
Scientific Games International, Inc. 3.375%, 02/15/26 (EUR)	200,000	228,032
5.000%, 10/15/25 (144A)	1,815,000	1,833,150
8.250%, 03/15/26 (144A)	1,792,000	1,881,582
Six Flags Entertainment Corp. 4.875%, 07/31/24 (144A)	1,372,000	1,392,580
5.500%, 04/15/27 (144A)	1,099,000	1,142,960
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/49 (144A) (d) (e) (f) (g)	294,455	0
WMG Acquisition Corp. 4.125%, 11/01/24 (EUR)	90,000	106,792
5.500%, 04/15/26 (144A)	373,000	385,085

		11,244,933

Environmental Control—0.6%
Advanced Disposal Services, Inc. 5.625%, 11/15/24 (144A)	336,000	351,540
Clean Harbors, Inc. 4.875%, 07/15/27 (144A)	600,000	609,810
5.125%, 07/15/29 (144A)	315,000	321,300
GFL Environmental, Inc. 7.000%, 06/01/26 (144A)	678,000	694,102
8.500%, 05/01/27 (144A)	708,000	761,985
Paprec Holding S.A. 4.000%, 03/31/25 (EUR)	100,000	109,364
Stericycle, Inc. 5.375%, 07/15/24 (144A)	581,000	606,488
Tervita Escrow Corp. 7.625%, 12/01/21 (144A)	675,000	686,617
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	353,000	360,943

		4,502,149

Food—1.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 5.750%, 03/15/25	246,000	247,845
6.625%, 06/15/24	253,000	262,171
Chobani LLC / Chobani Finance Corp., Inc. 7.500%, 04/15/25 (144A)	312,000	291,720

Food—(Continued)
JBS USA LUX S.A. / JBS USA Finance, Inc. 5.750%, 06/15/25 (144A)	2,966,000	3,084,640
5.875%, 07/15/24 (144A)	518,000	532,893
6.500%, 04/15/29 (144A)	1,305,000	1,417,556
6.750%, 02/15/28 (144A)	157,000	170,541
Nomad Foods Bondco plc 3.250%, 05/15/24 (EUR)	100,000	117,667
Post Holdings, Inc. 5.500%, 03/01/25 (144A)	62,000	64,015
5.500%, 12/15/29 (144A)	533,000	534,333
5.750%, 03/01/27 (144A)	105,000	108,413
Simmons Foods, Inc. 7.750%, 01/15/24 (144A)	590,000	635,725
Tesco Corporate Treasury Services plc 2.500%, 05/02/25 (GBP)	100,000	129,981

		7,597,500

Food Service—0.3%
Aramark Services, Inc. 4.750%, 06/01/26	275,000	279,812
5.000%, 04/01/25 (144A)	432,000	438,480
5.000%, 02/01/28 (144A) (a)	1,213,000	1,247,874

		1,966,166

Forest Products & Paper—0.1%
Mercer International, Inc. 5.500%, 01/15/26	266,000	264,670
6.500%, 02/01/24	272,000	281,520

		546,190

Hand/Machine Tools—0.2%
Colfax Corp. 6.000%, 02/15/24 (144A)	1,063,000	1,124,122
6.375%, 02/15/26 (144A)	593,000	635,993

		1,760,115

Healthcare-Products—1.8%
Avantor, Inc. 4.750%, 10/01/24 (EUR)	107,000	130,187
6.000%, 10/01/24 (144A)	3,992,000	4,247,488
9.000%, 10/01/25 (144A)	2,319,000	2,585,685
Hologic, Inc. 4.375%, 10/15/25 (144A)	275,000	278,781
4.625%, 02/01/28 (144A)	406,000	412,090
Immucor, Inc. 11.125%, 02/15/22 (144A) (a)	216,000	220,320
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.750%, 08/01/22 (144A) (a)	297,000	255,420
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 6.625%, 05/15/22 (144A)	3,835,000	3,662,425
Sotera Health Holdings LLC 6.500%, 05/15/23 (144A)	891,000	902,137

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Teleflex, Inc. 4.625%, 11/15/27	28,000	$28,805
4.875%, 06/01/26	391,000	405,663

		13,129,001

Healthcare-Services—4.9%
Acadia Healthcare Co., Inc. 5.125%, 07/01/22	119,000	119,595
6.500%, 03/01/24	636,000	663,030
AHP Health Partners, Inc. 9.750%, 07/15/26 (144A)	310,000	334,025
Catalent Pharma Solutions, Inc. 4.875%, 01/15/26 (144A)	564,000	572,460
5.000%, 07/15/27 (144A)	566,000	575,905
Centene Corp. 4.750%, 01/15/25	474,000	489,268
5.375%, 06/01/26 (144A)	4,231,000	4,447,839
Charles River Laboratories International, Inc. 5.500%, 04/01/26 (144A)	941,000	990,214
CHS/Community Health Systems Inc. 8.000%, 03/15/26 (144A)	830,000	797,655
8.625%, 01/15/24 (144A)	1,418,000	1,422,410
DaVita, Inc. 5.000%, 05/01/25	124,000	122,419
5.125%, 07/15/24	114,000	114,034
Eagle Holding Co. II LLC 7.625%, 8.375% PIK, 05/15/22 (144A) (b)	162,000	162,810
7.750%, PIK, 05/15/22 (144A) (b)	745,000	750,588
Envision Healthcare Corp. 8.750%, 10/15/26 (144A) (a)	701,000	485,443
HCA, Inc. 5.375%, 02/01/25 (a)	1,326,000	1,431,251
5.375%, 09/01/26	703,000	757,482
5.625%, 09/01/28	1,881,000	2,036,182
5.875%, 02/15/26	65,000	71,825
5.875%, 02/01/29	2,028,000	2,223,195
MEDNAX, Inc. 5.250%, 12/01/23 (144A)	358,000	353,525
6.250%, 01/15/27 (144A) (a)	1,922,000	1,890,767
Molina Healthcare, Inc. 4.875%, 06/15/25 (144A)	515,000	522,725
5.375%, 11/15/22	372,000	386,880
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A)	757,000	709,839
Polaris Intermediate Corp. 8.500%, PIK, 12/01/22 (144A) (a) (b)	1,431,333	1,263,151
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/23 (144A)	1,296,000	1,379,430
Surgery Center Holdings, Inc. 6.750%, 07/01/25 (144A) (a)	1,036,000	896,140
10.000%, 04/15/27 (144A)	417,000	415,958
Tenet Healthcare Corp. 4.625%, 07/15/24	2,416,000	2,446,200
6.250%, 02/01/27 (144A)	2,973,000	3,062,190
8.125%, 04/01/22	1,010,000	1,060,500

Healthcare-Services—(Continued)
WellCare Health Plans, Inc. 5.250%, 04/01/25	677,000	705,773
5.375%, 08/15/26 (144A)	1,247,000	1,321,820

		34,982,528

Home Builders—1.0%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 07/01/22 (144A)	78,000	79,365
Lennar Corp. 4.750%, 11/29/27	1,545,000	1,626,113
4.875%, 12/15/23	139,000	146,471
5.250%, 06/01/26	881,000	938,265
Mattamy Group Corp. 6.500%, 10/01/25 (144A)	92,000	96,945
6.875%, 12/15/23 (144A)	387,000	402,964
MDC Holdings, Inc. 6.000%, 01/15/43	268,000	250,580
Meritage Homes Corp. 5.125%, 06/06/27	186,000	188,790
PulteGroup, Inc. 6.000%, 02/15/35	583,000	597,575
6.375%, 05/15/33	413,000	440,361
Taylor Morrison Communities, Inc. 5.875%, 06/15/27 (144A)	573,000	583,028
TRI Pointe Group, Inc. 4.875%, 07/01/21	288,000	293,760
5.250%, 06/01/27	174,000	167,475
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 06/15/24	107,000	110,445
Williams Scotsman International, Inc. 6.875%, 08/15/23 (144A)	934,000	973,695
7.875%, 12/15/22 (144A)	123,000	129,150

		7,024,982

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.500%, 06/15/26	14,000	14,525

Household Products/Wares—0.0%
Spectrum Brands, Inc. 5.750%, 07/15/25	162,000	168,278

Insurance—1.0%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 02/15/24 (144A)	235,000	242,638
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 8.250%, 08/01/23 (144A)	2,741,000	2,808,703
AmWINS Group, Inc. 7.750%, 07/01/26 (144A)	304,000	314,640
Ardonagh Midco 3 plc 8.625%, 07/15/23 (144A) (a)	228,000	214,320
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (c)	100,000	130,281
7.750%, 3M EURIBOR + 7.113%, 12/12/42 (EUR) (c)	100,000	136,380

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.000%, 01/23/27 (EUR)	100,000	$141,447
CNO Financial Group, Inc. 5.250%, 05/30/29	763,000	825,947
GTCR AP Finance, Inc. 8.000%, 05/15/27 (144A)	468,000	470,340
HUB International, Ltd. 7.000%, 05/01/26 (144A) (a)	1,881,000	1,906,864

		7,191,560

Internet—1.5%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/01/27 (144A)	657,000	679,995
GrubHub Holdings, Inc. 5.500%, 07/01/27 (144A)	297,000	304,832
Netflix, Inc. 3.875%, 11/15/29 (EUR)	199,000	245,125
5.375%, 11/15/29 (144A)	1,367,000	1,452,014
5.875%, 11/15/28	2,131,000	2,359,273
Symantec Corp. 5.000%, 04/15/25 (144A)	992,000	1,016,669
Uber Technologies, Inc. 7.500%, 11/01/23 (144A)	596,000	631,760
United Group B.V. 4.375%, 07/01/22 (EUR)	126,000	146,482
4.875%, 07/01/24 (EUR)	100,000	117,972
Zayo Group LLC / Zayo Capital, Inc. 5.750%, 01/15/27 (144A)	3,404,000	3,463,570
6.000%, 04/01/23	231,000	236,197
6.375%, 05/15/25	208,000	212,150

		10,866,039

Investment Company Security—0.2%
FS Energy & Power Fund 7.500%, 08/15/23 (144A)	175,000	177,625
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 6.250%, 05/15/26 (144A)	663,000	670,459
Owl Rock Capital Corp. 5.250%, 04/15/24	412,000	426,303

		1,274,387

Iron/Steel—0.3%
Big River Steel LLC / BRS Finance Corp. 7.250%, 09/01/25 (144A)	519,000	545,235
Cleveland-Cliffs, Inc. 4.875%, 01/15/24 (144A)	424,000	430,360
Mineral Resources, Ltd. 8.125%, 05/01/27 (144A)	623,000	648,699
Steel Dynamics, Inc. 4.125%, 09/15/25	514,000	511,430
5.000%, 12/15/26	120,000	125,100
5.500%, 10/01/24	10,000	10,363
thyssenkrupp AG 2.875%, 02/22/24 (EUR)	181,000	214,546

		2,485,733

Leisure Time—0.5%
Pinnacle Bidco plc 6.375%, 02/15/25 (GBP)	100,000	134,259
Sabre GLBL, Inc. 5.250%, 11/15/23 (144A)	386,000	397,580
5.375%, 04/15/23 (144A)	536,000	548,060
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A)	2,186,000	2,213,325

		3,293,224

Lodging—1.1%
Boyd Gaming Corp. 6.000%, 08/15/26	243,000	255,454
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24	94,000	95,410
4.875%, 01/15/30 (144A)	2,208,000	2,277,921
5.125%, 05/01/26	1,026,000	1,070,887
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	373,075
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26	86,000	92,235
MGM Resorts International 6.625%, 12/15/21	1,042,000	1,125,360
7.750%, 03/15/22	1,220,000	1,360,300
NH Hotel Group S.A. 3.750%, 10/01/23 (EUR)	89,921	104,933
Station Casinos LLC 5.000%, 10/01/25 (144A)	481,000	482,203
Wyndham Destinations, Inc. 5.400%, 04/01/24	19,000	19,901
5.750%, 04/01/27	150,000	156,563
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/26 (144A)	276,000	288,765
Wynn Macau, Ltd. 4.875%, 10/01/24 (144A)	200,000	196,000

		7,899,007

Machinery-Construction & Mining—0.6%
BWX Technologies, Inc. 5.375%, 07/15/26 (144A)	985,000	1,016,963
Terex Corp. 5.625%, 02/01/25 (144A)	929,000	940,613
Vertiv Group Corp. 9.250%, 10/15/24 (144A)	977,000	935,478
10.000%, 05/15/24 (144A)	1,142,000	1,169,910

		4,062,964

Machinery-Diversified—0.7%
Manitowoc Co., Inc (The) 9.000%, 04/01/26 (144A)	308,000	308,000
Mueller Water Products, Inc. 5.500%, 06/15/26 (144A)	831,000	858,007
Platin 1426 GmbH 5.375%, 06/15/23 (EUR)	100,000	114,408
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	1,435,000	1,449,350

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
SPX FLOW, Inc. 5.625%, 08/15/24 (144A) (a)	275,000	$286,688
5.875%, 08/15/26 (144A)	256,000	268,800
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	365,000	384,163
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A) (a)	1,267,000	1,140,300

		4,809,716

Media—8.3%
Altice Financing S.A. 6.625%, 02/15/23 (144A) (a)	853,000	874,325
7.500%, 05/15/26 (144A)	1,226,000	1,232,253
Altice Luxembourg S.A. 7.625%, 02/15/25 (144A)	1,270,000	1,194,594
7.750%, 05/15/22 (144A) (a)	2,874,000	2,920,702
10.500%, 05/15/27 (144A)	1,228,000	1,261,770
AMC Networks, Inc. 4.750%, 08/01/25	1,353,000	1,373,295
CCO Holdings LLC / CCO Holdings Capital Corp. 4.000%, 03/01/23 (144A)	31,000	31,068
5.000%, 02/01/28 (144A)	1,702,000	1,738,082
5.125%, 05/01/27 (144A)	3,295,000	3,411,511
5.375%, 06/01/29 (144A) (a)	2,473,000	2,553,372
5.875%, 05/01/27 (144A)	106,000	111,830
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	4,709,000	4,797,142
9.250%, 02/15/24 (144A)	4,526,000	4,910,710
CSC Holdings LLC 5.250%, 06/01/24	1,191,000	1,237,151
5.375%, 07/15/23 (144A)	1,746,000	1,794,015
5.375%, 02/01/28 (144A)	600,000	623,250
5.500%, 05/15/26 (144A)	1,264,000	1,325,557
6.500%, 02/01/29 (144A)	2,885,000	3,148,256
6.625%, 10/15/25 (144A)	544,000	582,080
7.750%, 07/15/25 (144A) (a)	1,518,000	1,642,324
Cumulus Media New Holdings, Inc. 6.750%, 07/01/26 (144A)	462,000	460,845
DISH DBS Corp. 5.000%, 03/15/23 (a)	1,456,000	1,406,860
5.875%, 07/15/22 (a)	1,874,000	1,902,110
5.875%, 11/15/24 (a)	309,000	292,391
6.750%, 06/01/21	640,000	672,000
Entercom Media Corp. 6.500%, 05/01/27 (144A)	308,000	320,320
7.250%, 11/01/24 (144A)	36,000	37,935
GCI LLC 6.625%, 06/15/24 (144A)	331,000	346,822
Gray Television, Inc. 7.000%, 05/15/27 (144A)	513,000	556,605
iHeartCommunications, Inc. 6.375%, 05/01/26 (a)	351,054	372,556
Meredith Corp. 6.875%, 02/01/26	352,000	373,518

Media—(Continued)
Midcontinent Communications / Midcontinent Finance Corp. 6.875%, 08/15/23 (144A)	102,000	105,570
Nexstar Escrow, Inc. 5.625%, 07/15/27 (144A)	458,000	469,450
Radiate Holdco LLC / Radiate Finance, Inc. 6.625%, 02/15/25 (144A)	293,000	283,478
6.875%, 02/15/23 (144A)	136,000	136,000
Sirius XM Radio, Inc. 4.625%, 07/15/24 (144A)	565,000	578,153
5.000%, 08/01/27 (144A)	1,705,000	1,734,667
5.500%, 07/01/29 (144A)	832,000	852,966
Summer BidCo B.V. 9.000%, 9.750% PIK, 11/15/25 (EUR) (b)	100,000	118,611
TEGNA, Inc. 5.500%, 09/15/24 (144A)	158,000	161,950
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	1,200,000	1,218,000
Telenet Finance VI Luxembourg SCA 4.875%, 07/15/27 (EUR)	151,200	186,557
Unitymedia GmbH 3.750%, 01/15/27 (EUR)	200,000	240,783
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 3.500%, 01/15/27 (EUR)	100,000	120,348
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	906,000	861,833
UPC Holding B.V. 3.875%, 06/15/29 (EUR)	100,000	119,396
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	250,000	256,953
UPCB Finance VII, Ltd. 3.625%, 06/15/29 (EUR)	100,000	120,533
UPCB Finance, Ltd. 4.000%, 01/15/27 (EUR)	90,000	107,636
Videotron, Ltd. 5.125%, 04/15/27 (144A)	1,176,000	1,227,450
Virgin Media Finance plc 5.750%, 01/15/25 (144A)	1,439,000	1,489,351
Virgin Media Receivables Financing Notes I DAC 5.500%, 09/15/24 (GBP)	113,000	148,114
Virgin Media Secured Finance plc 4.875%, 01/15/27 (GBP)	100,000	130,487
5.250%, 01/15/26 (144A)	936,000	959,129
5.500%, 05/15/29 (144A)	588,000	596,085
6.250%, 03/28/29 (GBP)	100,000	134,116
Ziggo B.V. 4.250%, 01/15/27 (EUR)	100,000	120,533
5.500%, 01/15/27 (144A)	1,121,000	1,140,292
Ziggo Bond Co. B.V. 4.625%, 01/15/25 (EUR)	100,000	117,442
5.875%, 01/15/25 (144A)	715,000	722,450
6.000%, 01/15/27 (144A)	651,000	652,628
7.125%, 05/15/24 (EUR)	38,983	46,146

		58,662,356

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Metal Fabricate/Hardware—0.6%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/23 (144A)	587,000	$562,053
Novelis Corp. 5.875%, 09/30/26 (144A)	1,641,000	1,661,512
6.250%, 08/15/24 (144A)	2,129,000	2,232,171

		4,455,736

Mining—1.8%
Alcoa Nederland Holding B.V. 6.125%, 05/15/28 (144A)	213,000	222,585
Constellium NV 5.750%, 05/15/24 (144A) (a)	1,044,000	1,067,490
5.875%, 02/15/26 (144A) (a)	2,154,000	2,213,235
6.625%, 03/01/25 (144A) (a)	1,168,000	1,211,800
Freeport-McMoRan, Inc. 3.550%, 03/01/22	1,276,000	1,277,595
3.875%, 03/15/23	1,403,000	1,403,000
4.550%, 11/14/24 (a)	866,000	885,268
5.450%, 03/15/43	4,474,000	4,093,710
Kaiser Aluminum Corp. 5.875%, 05/15/24	286,000	297,440

		12,672,123

Miscellaneous Manufacturing—0.1%
Amsted Industries, Inc. 5.625%, 07/01/27 (144A)	339,000	353,408
Gates Global LLC / Gates Global Co. 6.000%, 07/15/22 (144A) (a)	157,000	157,098

		510,506

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp. 5.000%, 09/01/25	257,000	267,601
Xerox Corp. 4.800%, 03/01/35	722,000	625,433
6.750%, 12/15/39 (a)	116,000	115,552

		1,008,586

Oil & Gas—6.4%
Aker BP ASA 4.750%, 06/15/24 (144A)	529,000	545,240
Antero Resources Corp. 5.125%, 12/01/22	88,000	84,480
5.625%, 06/01/23	271,000	261,854
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 7.000%, 11/01/26 (144A)	190,000	173,375
10.000%, 04/01/22 (144A)	771,000	816,219
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A)	219,000	212,430
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 02/01/25	361,000	339,340
Bruin E&P Partners LLC 8.875%, 08/01/23 (144A)	190,000	159,600

Oil & Gas—(Continued)
Callon Petroleum Co. 6.125%, 10/01/24	545,000	550,450
6.375%, 07/01/26	315,000	316,969
Carrizo Oil & Gas, Inc. 6.250%, 04/15/23 (a)	239,000	230,336
8.250%, 07/15/25 (a)	657,000	647,145
Centennial Resource Production LLC 6.875%, 04/01/27 (144A)	328,000	331,280
Chaparral Energy, Inc. 8.750%, 07/15/23 (144A) (a)	367,000	227,540
Chesapeake Energy Corp. 4.875%, 04/15/22 (a)	273,000	257,985
5.750%, 03/15/23	41,000	38,438
6.625%, 08/15/20	542,000	546,065
7.000%, 10/01/24 (a)	572,000	513,370
8.000%, 01/15/25 (a)	594,000	547,965
8.000%, 03/15/26 (144A)	353,000	320,348
8.000%, 06/15/27 (a)	1,024,000	895,365
CNX Resources Corp. 5.875%, 04/15/22	2,404,000	2,331,880
Comstock Resources, Inc. 9.750%, 08/15/26	394,000	302,395
Covey Park Energy LLC / Covey Park Finance Corp. 7.500%, 05/15/25 (144A)	374,000	269,280
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	2,337,000	2,337,000
Denbury Resources, Inc. 9.250%, 03/31/22 (144A)	1,041,000	975,937
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43	423,000	262,260
Endeavor Energy Resources L.P. / EER Finance, Inc. 5.500%, 01/30/26 (144A)	1,206,000	1,249,717
5.750%, 01/30/28 (144A)	745,000	784,112
Ensco Rowan plc 4.500%, 10/01/24	182,000	135,590
4.700%, 03/15/21	38,000	35,312
5.200%, 03/15/25	260,000	190,775
5.750%, 10/01/44	357,000	205,275
7.750%, 02/01/26	347,000	258,515
Extraction Oil & Gas, Inc. 5.625%, 02/01/26 (144A)	983,000	793,772
7.375%, 05/15/24 (144A)	844,000	721,620
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	865,000	702,812
Gulfport Energy Corp. 6.000%, 10/15/24	142,000	109,695
6.375%, 01/15/26	286,000	216,645
6.625%, 05/01/23	280,000	240,800
Indigo Natural Resources LLC 6.875%, 02/15/26 (144A)	603,000	541,192
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.000%, 08/01/26 (144A)	102,000	104,040
Matador Resources Co. 5.875%, 09/15/26	491,000	495,910

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
MEG Energy Corp. 6.375%, 01/30/23 (144A)	228,000	$217,170
6.500%, 01/15/25 (144A)	1,686,000	1,694,430
Murphy Oil Corp. 5.625%, 12/01/42	366,000	327,570
5.750%, 08/15/25	394,000	408,342
7.050%, 05/01/29	34,000	36,975
Nabors Industries, Inc. 4.625%, 09/15/21 (a)	644,000	627,900
5.000%, 09/15/20 (a)	106,000	106,244
5.500%, 01/15/23	103,000	96,305
Noble Holding International, Ltd. 5.250%, 03/15/42	238,000	126,735
7.750%, 01/15/24	42,000	32,025
7.875%, 02/01/26 (144A)	2,149,000	1,848,827
Northern Oil and Gas, Inc. 9.500%, 1.000% PIK, 05/15/23 (a) (b)	842,722	870,110
Oasis Petroleum, Inc. 6.250%, 05/01/26 (144A) (a)	93,000	89,978
6.875%, 03/15/22	123,000	122,308
6.875%, 01/15/23	4,000	4,000
Pacific Drilling S.A. 8.375%, 10/01/23 (144A)	2,276,000	2,253,240
Parkland Fuel Corp. 5.875%, 07/15/27 (144A)	473,000	479,504
Parsley Energy LLC / Parsley Finance Corp. 5.250%, 08/15/25 (144A)	43,000	43,645
5.375%, 01/15/25 (144A)	731,000	749,275
5.625%, 10/15/27 (144A)	573,000	598,785
6.250%, 06/01/24 (144A)	310,000	322,400
PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 06/15/25	437,000	457,757
PDC Energy, Inc. 5.750%, 05/15/26	281,000	276,083
6.125%, 09/15/24	97,000	97,000
Precision Drilling Corp. 5.250%, 11/15/24	29,000	26,825
7.125%, 01/15/26 (144A)	242,000	234,135
QEP Resources, Inc. 5.250%, 05/01/23	133,000	128,013
5.375%, 10/01/22	934,000	908,315
5.625%, 03/01/26	799,000	751,060
6.875%, 03/01/21	171,000	175,703
Range Resources Corp. 5.000%, 08/15/22	262,000	249,555
5.875%, 07/01/22	436,000	431,640
Repsol International Finance B.V. 3.875%, 6Y EUR Swap + 3.560%, 03/25/21 (EUR) (c)	100,000	119,680
4.500%, 10Y EUR Swap + 4.200%, 03/25/75 (EUR) (c)	100,000	129,166
Rowan Cos., Inc. 4.875%, 06/01/22	999,000	920,329
Seven Generations Energy, Ltd. 5.375%, 09/30/25 (144A)	190,000	182,875
6.875%, 06/30/23 (144A)	74,000	75,018
SM Energy Co. 5.000%, 01/15/24 (a)	379,000	347,732

Oil & Gas—(Continued)
SM Energy Co.
5.625%, 06/01/25	732,000	666,120
6.125%, 11/15/22	116,000	115,130
Southwestern Energy Co. 6.200%, 01/23/25	273,000	249,795
7.500%, 04/01/26	105,000	99,475
7.750%, 10/01/27 (a)	360,000	344,700
Sunoco L.P. / Sunoco Finance Corp. 4.875%, 01/15/23	641,000	654,621
5.500%, 02/15/26	232,000	241,570
5.875%, 03/15/28	282,000	292,223
6.000%, 04/15/27 (144A)	88,000	92,400
Transocean Pontus, Ltd. 6.125%, 08/01/25 (144A)	439,425	452,608
Transocean Poseidon, Ltd. 6.875%, 02/01/27 (144A) (a)	746,000	788,429
Transocean Sentry, Ltd. 5.375%, 05/15/23 (144A)	635,000	635,794
Transocean, Inc. 6.500%, 11/15/20	65,000	66,950
7.250%, 11/01/25 (144A)	660,000	625,350
7.500%, 01/15/26 (144A)	617,000	587,692
8.375%, 12/15/21	72,000	75,690
9.000%, 07/15/23 (144A) (a)	923,000	982,995
Whiting Petroleum Corp. 6.625%, 01/15/26 (a)	176,000	169,730
WPX Energy, Inc. 5.250%, 09/15/24	248,000	253,580
5.750%, 06/01/26 (a)	64,000	66,240
6.000%, 01/15/22	42,000	43,523
8.250%, 08/01/23	158,000	180,120

		45,531,717

Oil & Gas Services—0.3%
Apergy Corp. 6.375%, 05/01/26	312,000	314,340
Archrock Partners L.P. / Archrock Partners Finance Corp. 6.875%, 04/01/27 (144A)	314,000	328,161
USA Compression Partners L.P. / USA Compression Finance Corp. 6.875%, 04/01/26	548,000	579,455
6.875%, 09/01/27 (144A)	631,000	662,620

		1,884,576

Packaging & Containers—2.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.125%, 05/15/23 (EUR)	125,000	146,757
4.625%, 05/15/23 (144A)	2,340,000	2,378,025
4.750%, 07/15/27 (144A) (GBP)	151,000	186,968
7.250%, 05/15/24 (144A)	3,832,000	4,037,970
Berry Global Escrow Corp. 4.875%, 07/15/26 (144A)	962,000	982,442
BWAY Holding Co. 5.500%, 04/15/24 (144A)	2,870,000	2,871,794
Crown Americas LLC / Crown Americas Capital Corp. 4.250%, 09/30/26	303,000	309,060
4.750%, 02/01/26	1,392,000	1,430,280

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Crown European Holdings S.A. 2.250%, 02/01/23 (144A) (EUR)	100,000	$119,822
3.375%, 05/15/25 (EUR)	128,000	161,559
Graphic Packaging International LLC 4.750%, 07/15/27 (144A)	292,000	299,665
Greif, Inc. 6.500%, 03/01/27 (144A)	196,000	202,370
Intertape Polymer Group, Inc. 7.000%, 10/15/26 (144A)	273,000	282,214
LABL Escrow Issuer LLC 6.750%, 07/15/26	355,000	358,728
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	486,000	495,112
7.000%, 07/15/24 (144A)	1,251,000	1,293,559
Sealed Air Corp. 4.500%, 09/15/23 (EUR)	203,000	261,994
5.125%, 12/01/24 (144A)	106,000	111,300
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	117,500

		16,047,119

Pharmaceuticals—2.7%
Bausch Health Americas, Inc. 8.500%, 01/31/27 (144A)	1,939,000	2,131,969
9.250%, 04/01/26 (144A)	486,000	543,737
Bausch Health Cos., Inc. 4.500%, 05/15/23 (EUR)	1,217,000	1,401,703
5.500%, 03/01/23 (144A)	1,241,000	1,250,928
5.500%, 11/01/25 (144A)	2,844,000	2,964,870
5.750%, 08/15/27 (144A)	770,000	809,255
5.875%, 05/15/23 (144A)	742,000	750,622
6.125%, 04/15/25 (144A)	2,000	2,040
7.000%, 03/15/24 (144A)	1,144,000	1,215,614
7.000%, 01/15/28 (144A)	1,009,000	1,045,576
7.250%, 05/30/29 (144A)	1,228,000	1,277,120
9.000%, 12/15/25 (144A)	1,598,000	1,785,445
Elanco Animal Health, Inc. 4.900%, 08/28/28	480,000	535,819
Nidda Bond Co. GmbH 7.250%, 09/30/25 (EUR)	175,000	208,604
NVA Holdings, Inc. 6.875%, 04/01/26 (144A)	382,000	399,190
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A)	2,016,000	1,980,720
Rossini Sarl 6.750%, 10/30/25 (EUR)	141,000	174,131
Vizient, Inc. 6.250%, 05/15/27 (144A)	688,000	726,734

		19,204,077

Pipelines—3.5%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.375%, 09/15/24	140,000	139,125
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	2,814,000	3,056,707

Pipelines—(Continued)
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/25	1,012,000	1,127,115
7.000%, 06/30/24	420,000	483,042
Cheniere Energy Partners L.P. 5.250%, 10/01/25	11,000	11,371
5.625%, 10/01/26 (144A)	1,119,000	1,180,545
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 5.625%, 05/01/27 (144A)	892,000	889,770
DCP Midstream Operating L.P. 5.125%, 05/15/29	696,000	715,140
5.375%, 07/15/25	226,000	238,148
6.450%, 11/03/36 (144A)	620,000	651,000
6.750%, 09/15/37 (144A)	917,000	985,775
EnLink Midstream Partners L.P. 4.150%, 06/01/25	54,000	52,920
4.400%, 04/01/24	530,000	535,952
4.850%, 07/15/26	60,000	60,450
5.050%, 04/01/45	687,000	573,645
5.375%, 06/01/29	178,000	182,450
5.450%, 06/01/47	520,000	444,600
5.600%, 04/01/44	591,000	542,242
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.625%, 06/15/24	168,000	161,700
6.000%, 05/15/23	168,000	166,740
6.250%, 05/15/26	364,000	351,260
6.500%, 10/01/25	227,000	221,893
Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp. 5.625%, 02/15/26 (144A)	489,000	503,059
Kinder Morgan, Inc. 6.700%, 02/15/27	62,930	70,665
NGPL PipeCo LLC 4.875%, 08/15/27 (144A)	927,000	981,461
7.768%, 12/15/37 (144A)	1,266,000	1,607,820
NuStar Logistics L.P. 6.000%, 06/01/26	354,000	366,390
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 4.750%, 10/01/23 (144A)	187,000	189,575
5.500%, 09/15/24 (144A)	834,000	861,105
5.500%, 01/15/28 (144A)	1,917,000	1,938,566
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.000%, 01/15/28	1,160,000	1,162,900
5.125%, 02/01/25	314,000	324,205
5.375%, 02/01/27	173,000	179,055
5.875%, 04/15/26	203,000	215,180
6.500%, 07/15/27 (144A)	696,000	758,640
6.875%, 01/15/29 (144A)	2,522,000	2,793,115

		24,723,326

Real Estate—0.3%
ADLER Real Estate AG 1.875%, 04/27/23 (EUR)	100,000	114,972
3.000%, 04/27/26 (EUR)	100,000	117,968

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	328,000	$329,646
Greystar Real Estate Partners LLC 5.750%, 12/01/25 (144A)	402,000	410,040
Howard Hughes Corp. (The) 5.375%, 03/15/25 (144A)	393,000	406,048
Newmark Group, Inc. 6.125%, 11/15/23	230,000	243,268
Residomo SRO 3.375%, 10/15/24 (EUR)	107,000	126,232
Summit Properties, Ltd. 2.000%, 01/31/25 (EUR)	100,000	108,997
Tropicana Entertainment LLC / Tropicana Finance Corp.
9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. plc (The) 5.659%, 06/30/27 (GBP)	129,150	182,715
6.464%, 03/30/32 (GBP)	300,000	386,109

		2,425,995

Real Estate Investment Trusts—2.2%
Brookfield Property REIT, Inc. 5.750%, 05/15/26 (144A)	364,000	374,920
CyrusOne LP / CyrusOne Finance Corp. 5.375%, 03/15/27	595,000	626,237
Equinix, Inc. 2.875%, 03/15/24 (EUR)	200,000	237,654
2.875%, 10/01/25 (EUR)	136,000	161,226
5.375%, 05/15/27	274,000	293,720
5.875%, 01/15/26	1,172,000	1,240,855
ESH Hospitality, Inc. 5.250%, 05/01/25 (144A)	364,000	373,100
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	279,000	298,921
5.375%, 11/01/23	114,000	122,229
5.375%, 04/15/26	229,000	247,613
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	100,000	125,831
Iron Mountain, Inc. 3.000%, 01/15/25 (EUR)	110,000	129,106
4.875%, 09/15/27 (144A) (a)	862,000	854,457
iStar, Inc. 4.625%, 09/15/20	78,000	78,683
5.250%, 09/15/22	162,000	165,847
6.000%, 04/01/22	140,000	143,500
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.500%, 09/01/26	1,286,000	1,314,935
4.500%, 01/15/28	1,683,000	1,670,377
5.625%, 05/01/24	77,000	82,968
5.750%, 02/01/27 (144A)	1,018,000	1,096,895
MPT Operating Partnership L.P. / MPT Finance Corp. 5.000%, 10/15/27	2,010,000	2,070,300
SBA Communications Corp. 4.875%, 09/01/24	3,176,000	3,271,280

Real Estate Investment Trusts—(Continued)
VICI Properties 1 LLC / VICI FC, Inc. 8.000%, 10/15/23	280,114	308,476

		15,289,130

Retail—2.7%
1011778 BC ULC / New Red Finance, Inc. 4.250%, 05/15/24 (144A) (a)	1,052,000	1,063,835
5.000%, 10/15/25 (144A)	4,950,000	4,988,610
Asbury Automotive Group, Inc. 6.000%, 12/15/24	646,000	668,610
B&M European Value Retail S.A. 4.125%, 02/01/22 (GBP)	100,000	128,468
Beacon Roofing Supply, Inc. 4.875%, 11/01/25 (144A)	38,000	37,620
Carvana Co. 8.875%, 10/01/23 (144A)	98,000	99,005
eG Global Finance plc 3.625%, 02/07/24 (EUR)	100,000	113,369
4.375%, 02/07/25 (EUR)	111,000	125,650
6.750%, 02/07/25 (144A)	860,000	853,292
Golden Nugget, Inc. 6.750%, 10/15/24 (144A)	2,466,000	2,539,980
Group 1 Automotive, Inc. 5.250%, 12/15/23 (144A)	101,000	103,399
Hipercor S.A. 3.875%, 01/19/22 (EUR)	100,000	121,684
IRB Holding Corp. 6.750%, 02/15/26 (144A)	119,000	118,405
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.250%, 06/01/26 (144A)	890,000	933,379
L Brands, Inc. 6.750%, 07/01/36	153,000	131,580
6.875%, 11/01/35 (a)	822,000	731,054
Penske Automotive Group, Inc. 5.500%, 05/15/26	231,000	240,817
PetSmart, Inc. 5.875%, 06/01/25 (144A)	1,518,000	1,472,460
SRS Distribution, Inc. 8.250%, 07/01/26 (144A)	301,000	292,722
Staples, Inc. 7.500%, 04/15/26 (144A)	2,606,000	2,590,651
10.750%, 04/15/27 (144A) (a)	422,000	419,890
Stonegate Pub Co. Financing plc 4.875%, 03/15/22 (GBP)	175,000	227,815
7.036%, 3M GBP LIBOR + 6.250%, 03/15/22 (GBP) (c)	100,000	127,586
Superior Plus LP/Superior General Partner, Inc. 7.000%, 07/15/26 (144A)	570,000	589,237
Tendam Brands S.A.U. 5.000%, 09/15/24 (EUR)	104,000	120,812
Yum! Brands, Inc. 5.350%, 11/01/43	14,000	12,530

		18,852,460

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—0.2%
Entegris, Inc. 4.625%, 02/10/26 (144A)	434,000	$437,255
Qorvo, Inc. 5.500%, 07/15/26 (a)	881,000	932,362

		1,369,617

Software—4.7%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	1,529,000	1,594,441
Ascend Learning LLC
6.875%, 08/01/25 (144A)	1,489,000	1,514,767
CDK Global, Inc. 4.875%, 06/01/27	1,551,000	1,598,057
5.250%, 05/15/29 (144A)	299,000	309,839
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A)	1,002,000	1,017,030
Dun & Bradstreet Corp. (The) 6.875%, 08/15/26 (144A)	1,588,000	1,680,303
Fiserv, Inc. 3.500%, 07/01/29	910,000	933,172
4.400%, 07/01/49	240,000	251,250
Genesys Telecommunications Laboratories, Inc. / Greeneden Lux 3 S.a.r.l. / Greeneden U.S. Holdings II LLC
10.000%, 11/30/24 (144A)	2,781,000	3,020,861
Infor U.S., Inc. 6.500%, 05/15/22	5,014,000	5,102,246
Informatica LLC 7.125%, 07/15/23 (144A)	1,634,000	1,662,873
InterXion Holding NV 4.750%, 06/15/25 (EUR)	100,000	123,717
IQVIA, Inc. 3.250%, 03/15/25 (144A) (EUR)	150,000	175,672
3.250%, 03/15/25 (EUR)	425,000	497,739
3.500%, 10/15/24 (EUR)	100,000	116,553
5.000%, 10/15/26 (144A)	299,000	309,839
5.000%, 05/15/27 (144A)	1,142,000	1,179,115
MSCI, Inc. 4.750%, 08/01/26 (144A)	89,000	92,338
Nuance Communications, Inc. 5.625%, 12/15/26	609,000	635,065
6.000%, 07/01/24	252,000	260,820
PTC, Inc. 6.000%, 05/15/24	22,000	23,045
Rackspace Hosting, Inc. 8.625%, 11/15/24 (144A) (a)	350,000	321,125
RP Crown Parent LLC 7.375%, 10/15/24 (144A)	1,256,000	1,309,380
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A)	3,113,000	3,365,931
Sophia L.P. / Sophia Finance, Inc. 9.000%, 09/30/23 (144A)	630,000	649,688
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	3,449,000	3,578,337
TIBCO Software, Inc. 11.375%, 12/01/21 (144A)	1,631,000	1,732,937

Software—(Continued)
Veritas U.S., Inc. / Veritas Bermuda, Ltd. 7.500%, 02/01/23 (144A)	278,000	259,930

		33,316,070

Storage/Warehousing—0.4%
Algeco Global Finance plc 6.500%, 02/15/23 (EUR)	200,000	237,301
8.000%, 02/15/23 (144A)	986,000	997,093
Mobile Mini, Inc. 5.875%, 07/01/24	1,350,000	1,390,500

		2,624,894

Telecommunications—7.1%
Altice France S.A. 5.875%, 02/01/27 (EUR)	200,000	246,182
6.250%, 05/15/24 (144A)	292,000	300,760
7.375%, 05/01/26 (144A)	3,566,000	3,655,150
8.125%, 02/01/27 (144A)	1,730,000	1,816,500
CenturyLink, Inc. 5.625%, 04/01/25 (a)	666,000	679,320
6.450%, 06/15/21	728,000	769,860
6.750%, 12/01/23 (a)	608,000	655,880
7.500%, 04/01/24 (a)	931,000	1,029,919
7.650%, 03/15/42	41,000	38,233
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A) (a)	820,000	723,650
8.000%, 10/15/25 (144A)	316,000	268,600
CommScope. Inc. 5.500%, 03/01/24 (144A)	1,829,000	1,877,011
6.000%, 03/01/26 (144A)	1,479,000	1,515,975
Digicel Group Two, Ltd. 8.250%, 09/30/22 (144A)	588,000	126,420
Digicel International Finance, Ltd. / Digicel Holdings Bermuda, Ltd. 8.750%, 05/25/24 (144A)	778,000	735,210
Digicel, Ltd. 6.000%, 04/15/21 (144A) (a)	504,000	378,000
eircom Finance DAC 3.500%, 05/15/26 (EUR)	100,000	117,406
Embarq Corp. 7.995%, 06/01/36	953,000	922,332
Frontier Communications Corp. 8.000%, 04/01/27 (144A)	2,836,000	2,949,440
10.500%, 09/15/22	345,000	233,737
11.000%, 09/15/25	2,849,000	1,766,380
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc. 9.875%, 05/01/24 (144A)	510,000	524,662
Hughes Satellite Systems Corp. 5.250%, 08/01/26	392,000	402,780
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23	1,674,000	1,527,525
8.500%, 10/15/24 (144A)	1,668,000	1,651,320
9.750%, 07/15/25 (144A)	1,920,000	1,968,000
Level 3 Financing, Inc. 5.125%, 05/01/23	506,000	510,225
5.250%, 03/15/26	1,925,000	1,992,375
5.375%, 05/01/25	70,000	72,275

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Matterhorn Telecom S.A. 3.875%, 05/01/22 (EUR)	125,000	$143,559
Nokia Oyj 6.625%, 05/15/39 (a)	1,288,000	1,413,181
Qualitytech LP/QTS Finance Corp. 4.750%, 11/15/25 (144A)	383,000	379,170
Sable International Finance, Ltd. 5.750%, 09/07/27 (144A)	300,000	302,062
SES S.A. 4.625%, 5Y EUR Swap + 4.664%, 01/02/22 (EUR) (c)	100,000	119,737
SoftBank Group Corp. 4.000%, 04/20/23 (EUR)	194,000	239,299
4.750%, 07/30/25 (EUR)	100,000	127,924
5.000%, 04/15/28 (EUR)	100,000	128,869
Sprint Capital Corp. 8.750%, 03/15/32	394,000	456,055
Sprint Corp. 7.125%, 06/15/24	2,764,000	2,930,669
7.625%, 02/15/25	666,000	708,457
7.625%, 03/01/26	3,020,000	3,219,320
7.875%, 09/15/23	2,228,000	2,422,950
T-Mobile USA, Inc. 4.500%, 02/01/26	1,228,000	1,257,165
4.750%, 02/01/28	1,134,000	1,168,360
6.500%, 01/15/26	495,000	535,125
TDC A/S 6.875%, 02/23/23 (GBP)	100,000	144,298
Telecom Italia Capital S.A. 6.000%, 09/30/34	490,000	499,800
6.375%, 11/15/33	341,000	353,787
7.200%, 07/18/36	42,000	46,305
7.721%, 06/04/38	134,000	151,085
Telecom Italia S.p.A. 5.303%, 05/30/24 (144A)	1,050,000	1,086,750
5.875%, 05/19/23 (GBP)	50,000	69,046
Telecom Italia SpA/Milano 2.750%, 04/15/25 (EUR)	170,000	195,067
4.000%, 04/11/24 (EUR)	100,000	122,749
Telefonica Europe B.V. 2.625%, 5Y EUR Swap + 2.327%, 03/07/23 (EUR) (c)	100,000	114,989
3.750%, 5Y EUR Swap + 3.858%, 03/15/22 (EUR) (c)	100,000	120,109
4.375%, 6Y EUR Swap + 4.107%, 12/14/24 (EUR) (c)	200,000	246,614
5.875%, 10Y EUR Swap + 4.301%, 03/31/24 (EUR) (c)	100,000	131,904
Telesat Canada / Telesat LLC 8.875%, 11/15/24 (144A)	278,000	300,935
ViaSat, Inc. 5.625%, 04/15/27 (144A) (a)	1,290,000	1,341,600
Wind Tre S.p.A. 3.125%, 01/20/25 (EUR)	174,000	197,282
Xplornet Communications, Inc. 9.625%, 10.625% PIK, 06/01/22 (144A) (b)	295,928	301,847

		50,431,196

Toys/Games/Hobbies—0.2%
Mattel, Inc. 6.750%, 12/31/25 (144A)	1,478,000	1,520,492

Transportation—0.0%
XPO Logistics, Inc. 6.750%, 08/15/24 (144A)	41,000	43,716

Trucking & Leasing—0.0%
Fortress Transportation & Infrastructure Investors LLC 6.500%, 10/01/25 (144A)	170,000	175,100
6.750%, 03/15/22 (144A)	159,000	165,161

		340,261

Total Corporate Bonds & Notes (Cost $590,717,842)		601,367,018

Floating Rate Loans (h)—8.6%

Aerospace/Defense—0.1%
Atlantic Aviation FBO Inc. Term Loan B, 6.160%, 1M LIBOR + 3.750%, 12/06/25	116,415	117,431
Sequa Mezzanine Holdings LLC 1st Lien Term Loan, 7.560%, 3M LIBOR + 5.000%, 11/28/21	399,840	391,843
Severin Acquisition LLC Term Loan B, 5.815%, 3M LIBOR + 3.250%, 08/01/25	206,960	204,729

		714,003

Auto Manufacturers—0.2%
Panther BF Aggregator 2 L.P. Term Loan B, 5.902%, 1M LIBOR + 3.500%, 04/30/26	1,359,141	1,349,627

Chemicals—0.7%
Alpha 3 B.V. Term Loan B1, 5.330%, 3M LIBOR + 3.000%, 01/31/24	1,214,671	1,191,136
Ascend Performance Materials Operations LLC Term Loan B, 7.652%, 1M LIBOR + 5.250%, 08/12/22	2,827,443	2,827,443
Invictus U.S. LLC 2nd Lien Term Loan, 9.272%, 3M LIBOR + 6.750%, 03/30/26	113,750	112,328
LTI Holdings, Inc. 1st Lien Term Loan, 5.902%, 1M LIBOR + 3.500%, 09/06/25	107,079	101,391
Momentive Performance Materials, Inc. Term Loan B, 5.590%, 6M LIBOR + 3.250%, 04/16/24	267,411	265,907
Starfruit Finco B.V Term Loan B, 5.669%, 1M LIBOR + 3.250%, 10/01/25	333,940	329,486

		4,827,691

Coal—0.1%
CONSOL Energy, Inc. 1st Lien Term Loan B, 6.910%, 1M LIBOR + 4.500%, 09/27/24	448,875	448,314

Commercial Services—1.4%
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.652%, 1M LIBOR + 3.250%, 08/30/24	189,229	186,154
Dun & Bradstreet Corp. (The) Term Loan, 7.404%, 1M LIBOR + 5.000%, 02/06/26	666,000	667,040
Financial & Risk U.S. Holdings, Inc. Term Loan, 6.152%, 1M LIBOR + 3.750%, 10/01/25	5,867,714	5,700,068

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
PSAV Holdings LLC 1st Lien Term Loan, 5.672%, 1M LIBOR + 3.250%, 03/01/25	181,468	$176,699
Verscend Holding Corp. Term Loan B, 6.902%, 1M LIBOR + 4.500%, 08/27/25	2,931,447	2,939,215

		9,669,176

Computers—0.0%
TierPoint LLC 1st Lien Term Loan, 6.152%, 1M LIBOR + 3.750%, 05/06/24	321,894	298,959

Diversified Financial Services—0.1%
Jefferies Finance LLC 2019 Term Loan, 05/21/26 (i)	424,000	423,823

Electrical Components & Equipment—0.2%
Cortes NP Acquisition Corp. Term Loan B, 6.330%, 3M LIBOR + 4.000%, 11/30/23	1,204,040	1,146,848

Entertainment—0.2%
Stars Group Holdings B.V. (The) Incremental Term Loan, 5.830%, 3M LIBOR + 3.500%, 07/10/25	1,401,414	1,403,166

Environmental Control—0.1%
GFL Environmental Inc. Term Loan B, 5.402%, 1M LIBOR + 3.000%, 05/30/25	882,576	869,116

Health Care Providers & Services—0.0%
AHP Health Partners, Inc. 2018 Term Loan, 6.902%, 1M LIBOR + 4.500%, 06/30/25	322,740	323,143

Health Care Technology—0.3%
Athenahealth, Inc. Term Loan B, 7.045%, 3M LIBOR + 4.500%, 02/11/26	1,881,666	1,881,079

Healthcare-Products—0.4%
Immucor, Inc. Extended Term Loan B, 7.330%, 3M LIBOR + 5.000%, 06/15/21	1,705,229	1,703,098
Sotera Health Holdings LLC Term Loan, 5.402%, 1M LIBOR + 3.000%, 05/15/22	1,514,447	1,498,671

		3,201,769

Healthcare-Services—0.4%
Concentra Inc. 2018 2nd Lien Term Loan, 8.960%, 3M LIBOR + 6.500%, 06/01/23	485,998	490,656
Envision Healthcare Corp. 1st Lien Term Loan, 6.152%, 1M LIBOR + 3.750%, 10/10/25	1,323,052	1,151,882
Gentiva Health Services, Inc. 1st Lien Term Loan, 6.188%, 1M LIBOR + 3.750%, 07/02/25	515,461	516,415
2nd Lien Term Loan, 9.402%, 1M LIBOR + 7.000%, 07/02/26	125,897	127,471
HC Group Holdings II, Inc. Term Loan B, 05/21/26 (i)	134,000	133,832

Healthcare-Services—(Continued)
Quorum Health Corp. Term Loan B, 9.152%, 1M LIBOR + 6.750%, 04/29/22	407,940	403,775
Team Health Holdings, Inc. 1st Lien Term Loan, 5.152%, 1M LIBOR + 2.750%, 02/06/24	206,902	182,332

		3,006,363

Insurance—0.3%
Alliant Holdings Intermediate, LLC Term Loan B, 5.404%, 1M LIBOR + 3.000%, 05/09/25	3,413	3,323
Asurion LLC 2nd Lien Term Loan, 8.902%, 1M LIBOR + 6.500%, 08/04/25	977,000	992,062
Sedgwick Claims Management Services, Inc. Term Loan B, 5.652%, 1M LIBOR + 3.250%, 12/31/25	1,085,224	1,072,337

		2,067,722

Internet—0.2%
Ascend Learning LLC Term Loan B, 5.402%, 1M LIBOR + 3.000%, 07/12/24	141,480	139,446
Tibco Software, Inc. Term Loan B, 1M LIBOR + 3.500%, 12/04/20 (i)	434,000	434,629
Uber Technologies Term Loan, 6.411%, 1M LIBOR + 4.000%, 04/04/25	987,030	988,881

		1,562,956

Internet Software & Services—0.1%
Travelport Finance (Luxembourg) S.a.r.l. Term Loan, 7.541%, 3M LIBOR + 5.000%, 05/29/26	1,114,791	1,052,641

IT Services—0.0%
Peak 10 Holding Corp. Term Loan Second Lien, 9.829%, 3M LIBOR + 7.250%, 08/01/25	148,000	127,280

Machinery-Diversified—0.2%
Titan Acquisition, Ltd. Term Loan B, 5.402%, 1M LIBOR + 3.000%, 03/28/25	1,670,081	1,597,015

Media—0.6%
Altice France S.A. Term Loan B13, 6.394%, 1M LIBOR + 4.000%, 08/14/26	427,025	419,083
Ligado Networks LLC 2nd Lien Term Loan, 1.250% PIK, 12/07/20 (b)	1,638,998	475,309
PIK Term Loan, 11.201% PIK, 3M LIBOR + 8.750%, 12/07/20 (b)	4,187,031	3,098,403

		3,992,795

Office/Business Equipment—0.3%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.788%, 3M LIBOR + 4.250%, 06/21/24	2,338,626	2,273,145

Oil & Gas—0.2%
BCP Raptor II LLC 1st Lien Term Loan, 7.152%, 1M LIBOR + 4.750%, 11/03/25	192,000	183,600
California Resources Corp. Term Loan, 12.777%, 1M LIBOR + 10.375%, 12/31/21	754,070	768,680

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Gavilan Resources LLC 2nd Lien Term Loan, 8.402%, 1M LIBOR + 6.000%, 03/01/24	284,997	$152,474
Weatherford International Ltd. Term Loan, 4.710%, 1M LIBOR + 2.300%, 07/13/20	436,779	436,779

		1,541,533

Oil & Gas Services—0.7%
McDermott Technology Americas, Inc. 1st Lien Term Loan, 7.402%, 1M LIBOR + 5.000%, 05/09/25	3,507,641	3,454,662
Pioneer Energy Services Corp. Term Loan, 10.154%, 1M LIBOR + 7.750%, 11/08/22	1,679,000	1,603,445

		5,058,107

Packaging & Containers—0.1%
BWAY Holding Co. Term Loan B, 5.854%, 3M LIBOR + 3.250%, 04/03/24	355,094	343,665
Charter NEX U.S.Holdings, Inc. Incremental Term Loan, 5.902%, 1M LIBOR + 3.500%, 05/16/24	181,000	180,796

		524,461

Pharmaceuticals—0.1%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.688%, 1M LIBOR + 4.250%, 04/29/24	581,747	547,206

Pipelines—0.1%
AL Midcoast Holdings, LLC Term Loan B, 7.830%, 3M LIBOR + 5.500%, 07/31/25	450,609	452,111

Retail—0.2%
Neiman Marcus Group, Ltd. LLC Extended Term Loan, 8.421%, 3M LIBOR + 6.000%, 10/25/23	534,793	460,423
SRS Distribution, Inc. 1st Lien Term Loan, 5.652%, 1M LIBOR + 3.250%, 05/23/25	666,803	640,131

		1,100,554

Software—0.4%
Cypress Intermediate Holdings III, Inc. 2nd Lien Term Loan, 9.152%, 1M LIBOR + 6.750%, 04/27/25	81,000	81,675
Infor (U.S.), Inc. Term Loan B6, 5.080%, 3M LIBOR + 2.750%, 02/01/22	297,606	296,955
Kronos, Inc. 2nd Lien Term Loan, 10.829%, 3M LIBOR + 8.250%, 11/01/24	1,310,000	1,356,396
Mitchell International, Inc. 1st Lien Term Loan, 5.652%, 1M LIBOR + 3.250%, 11/29/24	329,488	315,004
2nd Lien Term Loan, 9.652%, 1M LIBOR + 7.250%, 12/01/25	214,667	206,483
Renaissance Holding Corp. 1st Lien Term Loan, 5.731%, 3M LIBOR + 3.250%, 05/30/25	138,879	135,059
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 4.652%, 1M LIBOR + 2.250%, 04/16/25	249,913	249,236

Software—(Continued)
SS&C Technologies, Inc. Term Loan B3, 4.652%, 1M LIBOR + 2.250%, 04/16/25	394,447	393,379
Term Loan B5, 4.652%, 1M LIBOR + 2.250%, 04/16/25	46,586	46,470
Ultimate Software Group, Inc. (The) Term Loan B, 6.080%, 3M LIBOR + 3.750%, 05/04/26	189,536	190,081

		3,270,738

Telecommunications—0.9%
CenturyLink, Inc. Term Loan B, 5.152%, 1M LIBOR + 2.750%, 01/31/25	1,166,867	1,140,976
Intelsat Jackson Holdings S.A. Term Loan B3, 6.154%, 1M LIBOR + 3.750%, 11/27/23	205,800	203,806
Term Loan B4, 6.904%, 1M LIBOR + 4.500%, 01/02/24	510,588	513,524
Term Loan B5, 6.625%, 01/02/24	3,399,612	3,420,860
Sprint Communications, Inc. Term Loan B, 5.438%, 1M LIBOR + 3.000%, 02/02/24	495,540	491,820
Xplornet Communications, Inc. Term Loan B, 6.330%, 3M LIBOR + 4.000%, 09/09/21	419,736	419,736

		6,190,722

Total Floating Rate Loans (Cost $63,806,340)		60,922,063

Asset-Backed Securities—1.8%

Asset-Backed - Other—1.8%
AIMCO CLO 5.042%, 3M LIBOR + 2.450%, 07/20/29 (144A) (c)	250,000	250,001
Allegro CLO, Ltd. 4.742%, 3M LIBOR + 2.150%, 10/21/28 (144A) (c)	250,000	249,866
Allegro VIII, Ltd. 4.747%, 3M LIBOR + 2.150%, 07/15/31 (144A) (c)	250,000	244,865
ALM, Ltd. 4.797%, 3M LIBOR + 2.200%, 10/15/27 (144A) (c)	250,000	248,587
Anchorage Capital CLO, Ltd. 5.582%, 3M LIBOR + 3.000%, 07/28/28 (144A) (c)	1,000,000	989,622
Apidos CLO 4.442%, 3M LIBOR + 1.850%, 04/20/31 (144A) (c)	500,000	485,114
ARES XLV CLO, Ltd. 5.647%, 3M LIBOR + 3.050%, 10/15/30 (144A) (c)	250,000	245,081
Atlas Senior Loan Fund VII, Ltd. 4.321%, 3M LIBOR + 1.800%, 11/27/31 (144A) (c)	250,000	247,275
Atlas Senior Loan Fund X, Ltd. 4.097%, 3M LIBOR + 1.500%, 01/15/31 (144A) (c)	250,000	243,198
Atrium XIV LLC 4.551%, 3M LIBOR + 1.950%, 08/23/30 (144A) (c)	266,000	259,554
Atrium XV 4.342%, 3M LIBOR + 1.750%, 01/23/31 (144A) (c)	250,000	248,585
5.592%, 3M LIBOR + 3.000%, 01/23/31 (144A) (c)	250,000	245,438
BlueMountain CLO, Ltd. 3.942%, 3M LIBOR + 1.350%, 04/20/27 (144A) (c)	300,000	294,747
Carlyle Global Market Strategies CLO, Ltd. 4.182%, 3M LIBOR + 1.600%, 07/28/28 (144A) (c)	250,000	249,878
4.442%, 3M LIBOR + 1.850%, 04/20/27 (144A) (c)	250,000	246,264

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle U.S. CLO, Ltd. 4.692%, 3M LIBOR + 2.100%, 10/20/27 (144A) (c)	250,000	$246,779
4.992%, 3M LIBOR + 2.400%, 07/20/31 (144A) (c)	250,000	248,668
6.292%, 3M LIBOR + 3.700%, 07/20/31 (144A) (c)	500,000	499,061
CBAM, Ltd. 4.988%, 3M LIBOR + 2.400%, 10/17/29 (144A) (c)	250,000	247,165
Cedar Funding CLO, Ltd. 5.838%, 10/17/30 (144A)	270,000	264,955
Chenango Park CLO, Ltd. 4.447%, 3M LIBOR + 1.850%, 04/15/30 (144A) (c)	500,000	480,690
CIFC Funding, Ltd. 4.688%, 3M LIBOR + 2.100%, 10/17/31 (144A) (c)	250,000	241,982
4.788%, 3M LIBOR + 2.200%, 10/17/30 (144A) (c)	250,000	250,951
LCM XXV, Ltd. 4.242%, 3M LIBOR + 1.650%, 07/20/30 (144A) (c)	264,000	263,412
Madison Park Funding, Ltd. 4.292%, 3M LIBOR + 1.700%, 01/23/31 (144A) (c)	250,000	248,101
Neuberger Berman CLO, Ltd. 4.738%, 3M LIBOR + 2.150%, 10/17/27 (144A) (c)	250,000	246,666
4.788%, 3M LIBOR + 2.200%, 10/17/30 (144A) (c)	250,000	244,757
Oak Hill Credit Partners Ltd 4.342%, 3M LIBOR + 1.750%, 12/12/30 (144A) (c)	250,000	247,791
4.792%, 3M LIBOR + 2.200%, 12/12/30 (144A) (c)	254,000	249,624
Octagon Investment Partners, Ltd. 4.330%, 3M LIBOR + 1.750%, 07/25/30 (144A) (c)	250,000	240,627
Palmer Square CLO, Ltd. 4.772%, 3M LIBOR + 2.250%, 05/21/29 (144A) (c)	250,000	249,500
4.788%, 3M LIBOR + 2.200%, 10/17/31 (144A) (c)	332,000	326,975
5.788%, 3M LIBOR + 3.200%, 10/17/31 (144A) (c)	332,000	325,491
Park Avenue Institutional Advisers CLO, Ltd. 4.324%, 3M LIBOR + 1.800%, 08/23/31 (144A) (c)	250,000	246,814
Regatta VII Funding, Ltd. 5.137%, 3M LIBOR + 2.750%, 12/20/28 (144A) (c)	250,000	244,603
Rockford Tower CLO, Ltd. 4.392%, 3M LIBOR + 1.800%, 10/20/31 (144A) (c)	250,000	247,402
5.367%, 3M LIBOR + 2.750%, 04/20/32 (144A) (c)	334,000	334,000
5.692%, 3M LIBOR + 3.100%, 10/20/31 (144A) (c)	250,000	245,698
6.467%, 3M LIBOR + 3.850%, 04/20/32 (144A) (c)	278,000	278,246
RR, Ltd. 4.847%, 3M LIBOR + 2.250%, 10/15/31 (144A) (c)	250,000	247,813
TIAA CLO, Ltd. 4.520%, 3M LIBOR + 1.700%, 01/20/32 (144A) (c)	250,000	245,855
TICP CLO, Ltd. 4.742%, 3M LIBOR + 3.050%, 10/20/31 (144A) (c)	250,000	247,494
Voya CLO, Ltd. 4.238%, 3M LIBOR + 1.650%, 04/17/30 (144A) (c)	250,000	249,054
York CLO, Ltd. 4.242%, 3M LIBOR + 1.650%, 10/22/29 (144A) (c)	250,000	248,424

Total Asset-Backed Securities (Cost $12,872,850)		12,706,673

Common Stocks—0.9%

Chemicals—0.3%
Element Solutions, Inc. (j)	202,323	2,092,020

Containers & Packaging—0.2%
Crown Holdings, Inc. (j)	20,354	1,243,629

Equity Real Estate Investment Trusts—0.1%
Gaming and Leisure Properties, Inc.	19,300	752,314

Hotels, Restaurants & Leisure—0.2%
Stars Group, Inc. (The) (j)	74,659	1,274,200

Metals & Mining—0.1%
Constellium NV - Class A (j)	113,844	1,142,994

Total Common Stocks (Cost $6,717,243)		6,505,157

Preferred Stocks—0.6%

Banks—0.5%
GMAC Capital Trust 8.303%, 3M LIBOR + 5.785%, 02/15/40 (a) (c)	143,228	3,742,548

Media—0.1%
NBCUniversal Enterprise, Inc. , 5.250%, 12/31/49(144A)	255,000	261,120

Total Preferred Stocks (Cost $4,035,664)		4,003,668

Convertible Bonds—0.0%

Oil & Gas—0.0%
PDC Energy, Inc. 1.125%, 09/15/21 (a)	20,000	18,731

Telecommunications—0.0%
Telecom Italia S.p.A. 1.125%, 03/26/22 (EUR)	200,000	224,311

Total Convertible Bonds (Cost $245,624)		243,042

Escrow Shares—0.0%

Auto Parts & Equipment—0.0%
Lear Corp. (d) (f) (g)	1,395,000	0
Lear Corp. (d) (f) (g)	1,530,000	0

		0

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (d)	489,000	8,167
Lehman Brothers Holdings, Inc. (d)	1,740,000	29,058

		37,225

Total Escrow Shares (Cost $0)		37,225

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Short-Term Investment—2.1%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $15,132,479; collateralized by U.S. Treasury Note at 2.000% due 12/31/21, with a market value of $15,433,791.	15,130,966	$15,130,966

Total Short-Term Investments (Cost $15,130,966)		15,130,966

Securities Lending Reinvestments (k)—4.8%

Certificates of Deposit—1.1%
Banco Santander S.A. 2.590%, 07/16/19	1,000,000	1,000,129
BNP Paribas S.A. New York 2.534%, 1M LIBOR + 0.140%, 09/16/19 (c)	1,000,000	1,000,042
Industrial & Commercial Bank of China, Ltd. 2.670%, 07/25/19	1,000,000	1,000,194
2.670%, 08/01/19	1,000,000	1,000,216
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 08/09/19	993,475	997,270
Svenska Handelsbanken AB 2.792%, 1M LIBOR + 0.380%, 12/10/19 (c)	1,000,000	1,001,233
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (c)	1,000,000	1,000,135
Wells Fargo Bank N.A. 2.796%, 3M LIBOR + 0.210%, 10/25/19 (c)	500,000	500,397

		7,499,616

Commercial Paper—0.4%
China Construction Bank Corp. 2.660%, 07/19/19	993,202	998,485
2.685%, 07/03/19	993,288	999,638
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (c)	1,000,000	1,000,199

		2,998,322

Repurchase Agreements—3.1%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $1,941,618; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $1,980,071.	1,941,246	1,941,246
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.460%, due on 07/01/19 with a maturity value of $2,000,410; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	2,000,000
Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $2,820,544; collateralized by various Common Stock with an aggregate market value of $3,080,000.	2,800,000	2,800,000

Repurchase Agreements—(Continued)
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $2,015,510; collateralized by various Common Stock with an aggregate market value of $2,200,545.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $1,800,390; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $1,836,000.	1,800,000	1,800,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $200,046; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $204,001.	200,000	200,000
Goldman Sachs & Co. Repurchase Agreement dated 06/28/19 at 2.510%, due on 07/01/19 with a maturity value of $2,000,418; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 09/20/26 - 04/20/49, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $1,100,232; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $1,126,439.	1,100,000	1,100,000
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $700,348; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $766,018.	700,000	700,000
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $1,000,498; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $1,094,312.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $2,000,412; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,155,136.	2,000,000	2,000,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $1,500,309; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,616,352.	1,500,000	1,500,000

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $1,000,486; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,077,568.	1,000,000	$1,000,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $500,243; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $538,784.	500,000	500,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $1,600,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,724,109.	1,600,000	1,600,000

		22,141,246

Time Deposit—0.2%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $33,637,001)		33,639,184

Total Purchased Options—0.0% (l) (Cost $2,359)		450

Total Investments—103.6% (Cost $727,165,889)		734,555,446
Other assets and liabilities (net)—(3.6)%		(25,585,513)

Net Assets—100.0%		$708,969,933

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $32,109,010 and the collateral received consisted of cash in the amount of $33,621,211 and non-cash collateral with a value of $121,962. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2019, the market value of restricted securities was $350,227, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2019, these securities represent less than 0.05% of net assets.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after June 30, 2019, at which time the interest rate will be determined.
(j)	Non-income producing security.
(k)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(l)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $405,499,239, which is 57.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Banco Espirito Santo S.A., 4.750%, 01/15/18	07/11/14-08/04/14	$1,000,000	$1,340,511	$250,162
Banco Espirito Santo S.A., 2.625%, 05/08/17	07/11/14	400,000	539,800	100,065
Waterford Gaming LLC / Waterford Gaming Financial Corp., 8.625%, 09/15/49	09/24/07	294,455	294,455	0

				$350,227

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	19,073,000	UBSA	07/03/19	USD	21,703,167	$(13,404)
GBP	2,369,000	NWM	07/03/19	USD	3,004,534	4,132

Contracts to Deliver
EUR	350,400	BNP	07/03/19	USD	394,202	$(4,272)
EUR	18,625,000	HSBC	07/03/19	USD	20,812,655	(367,644)
EUR	179,100	SCB	07/03/19	USD	200,760	(2,912)
EUR	114,900	SCB	07/03/19	USD	130,433	(231)
EUR	99,700	SCB	07/03/19	USD	112,464	(914)
EUR	19,073,000	UBSA	08/06/19	USD	21,763,247	13,124
GBP	2,474,000	JPMC	07/03/19	USD	3,115,637	(26,380)
GBP	2,369,000	NWM	08/06/19	USD	3,009,476	(4,219)

Net Unrealized Depreciation						$(402,720)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	09/20/19	1	EUR	34,660	$1,101
STOXX Europe 600 Bank Index Futures	09/20/19	2	EUR	13,270	297

Futures Contracts—Short
Euro-Bobl 5 Year Futures	09/06/19	(1)	EUR	(134,440)	(649)
Euro-Bund Futures	09/06/19	(3)	EUR	(518,220)	(5,972)
United Kingdom Long Gilt Bond Futures	09/26/19	(1)	GBP	(130,300)	(890)

Net Unrealized Depreciation					$(6,113)

Purchased Options

Equity Options	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - Liberty Global plc	$30.00	07/19/19	30	USD	3,000	$2,359	$450	$(1,909)

Swap Agreements

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Depreciation
UPC Holding BV 5.500%, due 01/15/28	(5.000%)	Quarterly	06/20/24	JPMC	0.564%	EUR	60,000	$(15,180)	$(14,119)	$(1,061)

See accompanying notes to financial statements.

BHFTI-24

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	CBNA	8.289%	EUR	70,000	$(17,914)	$(10,383)	$(7,531)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	BBP	8.289%	EUR	10,000	(2,559)	(1,001)	(1,558)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	JPMC	8.289%	EUR	30,000	(7,677)	(3,082)	(4,595)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	2.569%	USD	348,000	(22,447)	(23,923)	1,476
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	06/20/25	BBP	3.387%	USD	225,000	(27,667)	(41,969)	14,302
Chesapeake Energy Corp. 6.625%, due 08/15/20	5.000%	Quarterly	12/20/23	BBP	7.766%	USD	174,000	(17,459)	299	(17,758)
Chesapeake Energy Corp. 6.625%, due 08/15/20	5.000%	Quarterly	12/20/23	BBP	7.766%	USD	216,000	(21,674)	1,867	(23,541)
Telecom Italia SpA 3.625%, due 01/19/24	1.000%	Quarterly	06/20/26	CBNA	2.766%	EUR	20,395	(2,614)	(3,036)	422
Tesco plc 6.125%, due 02/24/22	1.000%	Quarterly	12/20/23	BBP	0.839%	EUR	100,000	823	201	622
Tesco plc 6.125%, due 02/24/22	1.000%	Quarterly	12/20/25	BBP	1.308%	EUR	100,000	(2,223)	(2,756)	533
Thomas Cook Group plc 6.250%, due 06/15/22	5.000%	Quarterly	06/20/23	CBNA	6.209%	EUR	23,000	(16,346)	3,100	(19,446)

Totals								$(137,757)	$(80,683)	$(57,074)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Cash in the amount of $331 has been received at the custodian bank as collateral for OTC swap contracts.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(EURIBOR)—	Euro Interbank Offered Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(REIT)—	Real Estate Investment Trust

See accompanying notes to financial statements.

BHFTI-25

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$2,210,956	$—	$2,210,956
Aerospace/Defense	—	28,027,698	—	28,027,698
Agriculture	—	279,015	—	279,015
Apparel	—	361,388	—	361,388
Auto Manufacturers	—	2,619,808	—	2,619,808
Auto Parts & Equipment	—	7,558,031	—	7,558,031
Banks	—	18,370,979	—	18,370,979
Building Materials	—	4,452,897	—	4,452,897
Chemicals	—	13,253,542	—	13,253,542
Coal	—	1,386,637	—	1,386,637
Commercial Services	—	29,215,412	—	29,215,412
Computers	—	6,577,324	—	6,577,324
Cosmetics/Personal Care	—	448,235	—	448,235
Distribution/Wholesale	—	7,221,699	—	7,221,699
Diversified Financial Services	—	19,270,378	—	19,270,378
Electric	—	17,281,003	—	17,281,003
Electrical Components & Equipment	—	1,047,671	—	1,047,671
Electronics	—	1,998,590	—	1,998,590
Energy-Alternate Sources	—	2,042,315	—	2,042,315
Engineering & Construction	—	2,010,490	—	2,010,490
Entertainment	—	11,244,933	0	11,244,933
Environmental Control	—	4,502,149	—	4,502,149
Food	—	7,597,500	—	7,597,500
Food Service	—	1,966,166	—	1,966,166
Forest Products & Paper	—	546,190	—	546,190
Hand/Machine Tools	—	1,760,115	—	1,760,115
Healthcare-Products	—	13,129,001	—	13,129,001
Healthcare-Services	—	34,982,528	—	34,982,528
Home Builders	—	7,024,982	—	7,024,982
Home Furnishings	—	14,525	—	14,525
Household Products/Wares	—	168,278	—	168,278
Insurance	—	7,191,560	—	7,191,560
Internet	—	10,866,039	—	10,866,039
Investment Company Security	—	1,274,387	—	1,274,387
Iron/Steel	—	2,485,733	—	2,485,733
Leisure Time	—	3,293,224	—	3,293,224
Lodging	—	7,899,007	—	7,899,007
Machinery-Construction & Mining	—	4,062,964	—	4,062,964
Machinery-Diversified	—	4,809,716	—	4,809,716
Media	—	58,662,356	—	58,662,356
Metal Fabricate/Hardware	—	4,455,736	—	4,455,736

See accompanying notes to financial statements.

BHFTI-26

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Mining	$—	$12,672,123	$—	$12,672,123
Miscellaneous Manufacturing	—	510,506	—	510,506
Office/Business Equipment	—	1,008,586	—	1,008,586
Oil & Gas	—	45,531,717	—	45,531,717
Oil & Gas Services	—	1,884,576	—	1,884,576
Packaging & Containers	—	16,047,119	—	16,047,119
Pharmaceuticals	—	19,204,077	—	19,204,077
Pipelines	—	24,723,326	—	24,723,326
Real Estate	—	2,425,995	0	2,425,995
Real Estate Investment Trusts	—	15,289,130	—	15,289,130
Retail	—	18,852,460	—	18,852,460
Semiconductors	—	1,369,617	—	1,369,617
Software	—	33,316,070	—	33,316,070
Storage/Warehousing	—	2,624,894	—	2,624,894
Telecommunications	—	50,431,196	—	50,431,196
Toys/Games/Hobbies	—	1,520,492	—	1,520,492
Transportation	—	43,716	—	43,716
Trucking & Leasing	—	340,261	—	340,261
Total Corporate Bonds & Notes	—	601,367,018	0	601,367,018
Total Floating Rate Loans*	—	60,922,063	—	60,922,063
Total Asset-Backed Securities*	—	12,706,673	—	12,706,673
Total Common Stocks*	6,505,157	—	—	6,505,157
Preferred Stocks
Banks	3,742,548	—	—	3,742,548
Media	—	261,120	—	261,120
Total Preferred Stocks	3,742,548	261,120	—	4,003,668
Total Convertible Bonds*	—	243,042	—	243,042
Escrow Shares
Auto Parts & Equipment	—	—	0	0
Diversified Financial Services	—	37,225	—	37,225
Total Escrow Shares	—	37,225	0	37,225
Total Short-Term Investment*	—	15,130,966	—	15,130,966
Purchased Options at Value	450	—	—	450
Total Securities Lending Reinvestments*	—	33,639,184	—	33,639,184
Total Investments	$10,248,155	$724,307,291	$0	$734,555,446

Collateral for Securities Loaned (Liability)	$—	$(33,621,211)	$—	$(33,621,211)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$17,256	$—	$17,256
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(419,976)	—	(419,976)
Total Forward Contracts	$—	$(402,720)	$—	$(402,720)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,398	$—	$—	$1,398
Futures Contracts (Unrealized Depreciation)	(7,511)	—	—	(7,511)
Total Futures Contracts	$(6,113)	$—	$—	$(6,113)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$823	$—	$823
OTC Swap Contracts at Value (Liabilities)	—	(153,760)	—	(153,760)
Total OTC Swap Contracts	$—	$(152,937)	$—	$(152,937)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.

See accompanying notes to financial statements.

BHFTI-27

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$734,555,446
Cash	191,253
Cash denominated in foreign currencies (c)	456,626
Cash collateral (d)	175,437
OTC swap contracts at market value (e)	823
Unrealized appreciation on forward foreign currency exchange contracts	17,256
Receivable for:
Investments sold	10,586,830
Fund shares sold	326,589
Interest	10,475,479
Variation margin on futures contracts	10,876
Interest on OTC swap contracts	920

Total Assets	756,797,535
Liabilities
OTC swap contracts at market value (f)	153,760
Unrealized depreciation on forward foreign currency exchange contracts	419,976
Collateral for securities loaned	33,621,211
Payables for:
Investments purchased	12,408,421
Securities lending cash collateral	140,220
Fund shares redeemed	182,838
Interest on OTC swap contracts	104
Accrued Expenses:
Management fees	345,415
Distribution and service fees	61,993
Deferred trustees’ fees	138,821
Other expenses	354,843

Total Liabilities	47,827,602

Net Assets	$708,969,933

Net Assets Consist of:
Paid in surplus	$715,426,626
Distributable earnings (Accumulated losses)	(6,456,693)

Net Assets	$708,969,933

Net Assets
Class A	$402,498,573
Class B	306,471,360
Capital Shares Outstanding*
Class A	53,720,270
Class B	41,434,319
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.49
Class B	7.40

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $727,165,889.
(b)	Includes securities loaned at value of $32,109,010.
(c)	Identified cost of cash denominated in foreign currencies was $450,469.
(d)	Includes collateral of $5,437 for futures contracts and $170,000 for OTC swap contracts.
(e)	Premium paid on OTC swap contracts was $201.
(f)	Net premium received on OTC swap contracts was $95,003.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends	$178,092
Interest (a)	21,167,210
Securities lending income	165,024

Total investment income	21,510,326
Expenses
Management fees	2,040,524
Administration fees	22,021
Custodian and accounting fees	127,625
Distribution and service fees—Class B	357,728
Audit and tax services	40,787
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	29,503
Insurance	2,151
Miscellaneous	8,721

Total expenses	2,682,847

Net Investment Income	18,827,479

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(5,257,723)
Purchased options	(319,942)
Futures contracts	(489,433)
Written options	169,808
Swap contracts	(16,233)
Foreign currency transactions	(85,685)
Forward foreign currency transactions	855,248

Net realized loss	(5,143,960)

Net change in unrealized appreciation (depreciation) on:
Investments	49,893,815
Purchased options	(1,909)
Futures contracts	(190,039)
Swap contracts	333,278
Foreign currency transactions	29,907
Forward foreign currency transactions	(127,377)

Net change in unrealized appreciation	49,937,675

Net realized and unrealized gain	44,793,715

Net Increase in Net Assets From Operations	$63,621,194

(a)	Net of foreign withholding taxes of $2,676.

See accompanying notes to financial statements.

BHFTI-28

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$18,827,479	$36,429,878
Net realized gain (loss)	(5,143,960)	1,003,557
Net change in unrealized appreciation (depreciation)	49,937,675	(54,605,715)

Increase (decrease) in net assets from operations	63,621,194	(17,172,280)

From Distributions to Shareholders
Class A	(23,977,356)	(21,653,107)
Class B	(17,701,546)	(12,718,253)

Total distributions	(41,678,902)	(34,371,360)

Increase (decrease) in net assets from capital share transactions	50,692,232	(10,860,421)

Total increase (decrease) in net assets	72,634,524	(62,404,061)

Net Assets
Beginning of period	636,335,409	698,739,470

End of period	$708,969,933	$636,335,409

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	739,213	$5,703,743	2,252,182	$17,394,330
Reinvestments	3,231,450	23,977,356	2,879,402	21,653,107
Redemptions	(3,433,078)	(26,247,415)	(7,917,084)	(60,681,862)

Net increase (decrease)	537,585	$3,433,684	(2,785,500)	$(21,634,425)

Class B
Sales	6,140,085	$46,165,181	6,447,793	$48,685,875
Reinvestments	2,414,944	17,701,546	1,711,744	12,718,253
Redemptions	(2,190,177)	(16,608,179)	(6,716,078)	(50,630,124)

Net increase	6,364,852	$47,258,548	1,443,459	$10,774,004

Increase (decrease) derived from capital shares transactions		$50,692,232		$(10,860,421)

See accompanying notes to financial statements.

BHFTI-29

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015		2014
Net Asset Value, Beginning of Period	$7.25		$7.84	$7.68	$7.21		$8.22		$8.86

Income (Loss) from Investment Operations
Net investment income (a)	0.21		0.42	0.43	0.41	(b)	0.42		0.48
Net realized and unrealized gain (loss)	0.50		(0.61)	0.18	0.58		(0.69)		(0.16)

Total income (loss) from investment operations	0.71		(0.19)	0.61	0.99		(0.27)		0.32

Less Distributions
Distributions from net investment income	(0.47)		(0.40)	(0.45)	(0.52)		(0.67)		(0.55)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00		(0.07)		(0.41)

Total distributions	(0.47)		(0.40)	(0.45)	(0.52)		(0.74)		(0.96)

Net Asset Value, End of Period	$7.49		$7.25	$7.84	$7.68		$7.21		$8.22

Total Return (%) (c)	9.91	(d)	(2.58)	8.07	14.26		(3.86	) (e)	3.65 (e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68	(f)	0.69	0.67	0.67		0.67		0.68
Gross ratio of expenses to average net assets excluding interest expense (%)	0.68	(f)	0.68	0.67	0.67		0.66		0.67
Net ratio of expenses to average net assets (%) (g)	0.68	(f)	0.69	0.67	0.67		0.67		0.68
Net ratio of expenses to average net assets excluding interest expense (%) (g)	0.68	(f)	0.68	0.67	0.67		0.66		0.67
Ratio of net investment income to average net assets (%)	5.64	(f)	5.43	5.47	5.58	(b)	5.24		5.60
Portfolio turnover rate (%)	45	(d)	72	76	89		75		70
Net assets, end of period (in millions)	$402.5		$385.5	$438.5	$436.6		$422.2		$495.7

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-30

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015		2014
Net Asset Value, Beginning of Period	$7.15		$7.74	$7.59	$7.13		$8.14		$8.78

Income (Loss) from Investment Operations
Net investment income (a)	0.20		0.39	0.40	0.39	(b)	0.39		0.45
Net realized and unrealized gain (loss)	0.51		(0.60)	0.18	0.57		(0.68)		(0.15)

Total income (loss) from investment operations	0.71		(0.21)	0.58	0.96		(0.29)		0.30

Less Distributions
Distributions from net investment income	(0.46)		(0.38)	(0.43)	(0.50)		(0.65)		(0.53)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00		(0.07)		(0.41)

Total distributions	(0.46)		(0.38)	(0.43)	(0.50)		(0.72)		(0.94)

Net Asset Value, End of Period	$7.40		$7.15	$7.74	$7.59		$7.13		$8.14

Total Return (%) (c)	9.95	(d)	(2.87)	7.76	13.98		(4.16	) (e)	3.42 (e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	(f)	0.94	0.92	0.92		0.92		0.93
Gross ratio of expenses to average net assets excluding interest expense (%)	0.93	(f)	0.93	0.92	0.92		0.91		0.92
Net ratio of expenses to average net assets (%) (g)	0.93	(f)	0.94	0.92	0.92		0.92		0.93
Net ratio of expenses to average net assets excluding interest expense (%) (g)	0.93	(f)	0.93	0.92	0.92		0.91		0.92
Ratio of net investment income to average net assets (%)	5.39	(f)	5.19	5.22	5.33	(b)	4.99		5.34
Portfolio turnover rate (%)	45	(d)	72	76	89		75		70
Net assets, end of period (in millions)	$306.5		$250.9	$260.2	$260.3		$239.7		$273.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.04% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-31

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is BlackRock High Yield Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

BHFTI-32

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based

BHFTI-33

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to adjustments to prior period accumulated balances. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Unfunded Loan Commitments - The Portfolio may enter into certain credit agreements, all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedule of Investments. As of June 30, 2019, the Portfolio did not have any unfunded loan commitments.

BHFTI-34

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $15,130,966. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $22,141,246. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at

BHFTI-35

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Convertible Bonds	$(14,622)	$—	$—	$—	$(14,622)
Corporate Bonds & Notes	(33,604,957)	—	—	—	(33,604,957)
Preferred Stocks	(1,632)	—	—	—	(1,632)
Total	$(33,621,211)	$—	$—	$—	$(33,621,211)
Total Borrowings	$(33,621,211)	$—	$—	$—	$(33,621,211)
Gross amount of recognized liabilities for securities lending transactions					$(33,621,211)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

BHFTI-36

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated

BHFTI-37

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of

BHFTI-38

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2019, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate			Unrealized depreciation on futures contracts (a) (b)	$7,511
Credit	OTC swap contracts at market value (c)	$823	OTC swap contracts at market value (c)	153,760
Equity	Investments at market value (d)	450
	Unrealized appreciation on futures contracts (a) (b)	1,398
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	17,256	Unrealized depreciation on forward foreign currency exchange contracts	419,976

		$19,927		$581,247

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Excludes OTC swap interest receivable of $920 and OTC swap interest payable of $104.
(d)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$823	$(823)	$—	$—
NatWest Markets plc	4,132	(4,132)	—	—
UBS AG	13,124	(13,124)	—	—

	$18,079	$(18,079)	$—	$—

BHFTI-39

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank plc	$94,029	$(823)	$(93,206)	$—
BNP Paribas S.A.	4,272	—	—	4,272
Citibank N.A.	36,874	—	(36,874)	—
HSBC Bank plc	367,644	—	—	367,644
JPMorgan Chase Bank N.A.	49,237	—	(20,000)	29,237
NatWest Markets plc	4,219	(4,132)	—	87
Standard Chartered Bank	4,057	—	—	4,057
UBS AG	13,404	(13,124)	—	280

	$573,736	$(18,079)	$(150,080)	$405,577

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$—	$—	$(319,942)	$—	$(319,942)
Forward foreign currency transactions	—	—	—	855,248	855,248
Futures contracts	41,092	—	(530,525)	—	(489,433)
Swap contracts	—	(16,233)	—	—	(16,233)
Written options	—	—	169,808	—	169,808

	$41,092	$(16,233)	$(680,659)	$855,248	$199,448

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$—	$—	$(1,909)	$—	$(1,909)
Forward foreign currency transactions	—	—	—	(127,377)	(127,377)
Futures contracts	(194,541)	—	4,502	—	(190,039)
Swap contracts	—	333,278	—	—	333,278

	$(194,541)	$333,278	$2,593	$(127,377)	$13,953

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$41,133
Forward foreign currency transactions	87,316,914
Futures contracts long	8,376,589
Futures contracts short	(3,549,075)
Swap contracts	2,016,092
Written options	(38,100)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

BHFTI-40

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-41

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$326,875,191	$0	$295,387,060

The Portfolio engaged in security transactions with other accounts managed by BlackRock Financial Management, Inc., the subadviser to the Portfolio, that amounted to $634,554 in purchases and $304,698 in sales of investments, which are included above, and resulted in realized losses of $2,618.

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.600% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2019 were $2,040,524.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. BlackRock Financial Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - The Subadviser agreed to waive the subadvisory fee it receives in an amount equal to any advisory fee it also receives due to the Portfolio’s investment in any investment company, unit investment trust or other collective investment fund, registered or nonregistered, for which the Subadviser or any of its affiliates serves as investment adviser. The Adviser agreed to waive a portion of the management fee related to the Subadviser’s waiving of its subadvisory fee on funds where the Subadviser or any of its affiliates serves as investment adviser. No fees were waived during the six months ended June 30, 2019.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

BHFTI-42

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$727,878,722

Gross unrealized appreciation	20,163,432
Gross unrealized depreciation	(14,286,498)

Net unrealized appreciation (depreciation)	$5,876,934

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$34,371,360	$38,761,133	$—	$—	$34,371,360	$38,761,133

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$41,453,759	$—	$(45,089,419)	$(24,639,440)	$(28,275,100)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had accumulated short-term capital losses of $5,893,626 and accumulated long-term capital losses of $18,745,814.

BHFTI-43

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Managed by Aberdeen Asset Managers Limited

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the Brighthouse/Aberdeen Emerging Markets Equity Portfolio returned 15.32% and 15.26%, respectively. The Portfolio’s benchmark, the MSCI Emerging Markets Index1, returned 10.58%.

MARKET ENVIRONMENT / CONDITIONS

Emerging markets rose in the first half of 2019. The period was marked by the push and pull of U.S.-China trade tensions on the one hand and easing monetary policy conditions on the other. The prolonged tariff war between the two sides caused some volatility, especially in markets affected by supply chain disruptions, such as Korea and Taiwan, home to several chipmakers. Furthermore, U.S. sanctions against Chinese telecom giant Huawei heightened concerns about the impact on the technology supply chain. President Donald Trump also opened up a new front on the trade war, threatening tariffs on Mexico if it did not curb illegal immigrants entering the U.S. This briefly rattled the Mexican market, which promptly recovered after the dispute was settled.

Amid increasing signals of slowing global growth, major central banks shifted to a more dovish stance. The U.S. Federal Reserve Bank held its benchmark rate steady and abandoned plans for further rate hikes. Better-than-expected economic data from the U.S. and China also lifted markets. However, sentiment was hampered by higher crude oil prices as supply concerns intensified after Washington decided to end waivers on Iranian oil imports and tensions in the Persian Gulf increased.

In Latin America, Brazilian stocks surged on optimism about President Jair Bolsonaro’s aggressive pension reform. The rally subsequently lost steam after the Bolsonaro administration was unable to form a coalition in Congress and several scandals involving the president’s sons worried investors. Fiscal concerns also weighed on Mexico as investors worried that the government’s rescue plan for Pemex, its indebted state-owned oil company, was insufficient. Argentina, however, gained driven by its inclusion in the MSCI Emerging Markets Index and positive developments on the upcoming presidential elections front.

Key elections took place in several Asian countries over the period, all of which saw incumbents retain power. General Prayut Chan-ocha reclaimed his seat as Prime Minister of Thailand in the country’s first general elections in almost five years. In India and Indonesia, the re-elections of Prime Minister Narendra Modi and President Joko Widodo, respectively, were positive for investors, who saw these as supportive for further market-oriented reforms. In Turkey, however, the ruling party AKP lost ground in major cities, due to voters’ discontent over the government’s economic policies. Mayoral re-elections in Istanbul saw opposition candidate Ekrem Imamoglu win decisively after his earlier victory in March was annulled.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio outperformed the benchmark over the period. China led the gains, with the Financials sector responding well to the easing policy climate, while the Consumer sector was buoyed by positive corporate results after the first quarter of the year. Beijing’s fiscal stimulus to boost the domestic economy also helped the market. The Portfolio’s domestic-focused mainland names proved resilient as they held up better than the wider market and were the top contributors to performance. These included A-share holdings, such as Kweichow Moutai, Shanghai International Airport and China International Travel. On the other hand, the lack of exposure to Chinese conglomerate Alibaba cost performance, as its shares rose on good results, with double-digit growth in gross merchandise value and revenues, as well as high margins.

As mentioned, Argentina was reclassified and included in the MSCI Emerging Market Index in May. This boosted investor confidence in the country’s stock market and its efforts to revive the economy through fiscal austerity measures and an increased International Monetary Fund (“IMF”) bailout. The Portfolio’s overweight here and its non-benchmark holding in Argentinian steel pipe-maker Tenaris added to relative performance as its shares rose on the back of upbeat results.

The Portfolio’s overweight to India was beneficial as the market advanced in the run up to and following the landslide election victory of the ruling BJP party. The Reserve Bank of India (“RBI”) reduced rates three times during the review period prompted by weaker first-quarter Gross Domestic Product (“GDP”) numbers and a benign inflationary environment. However, towards the end of the period, increased caution ahead of the Federal Budget pared gains. Trade tensions with the U.S. also hurt, though to a lesser extent, alongside a brief brouhaha with Pakistan and fluctuating oil prices.

In sectoral terms, Financials continued to perform well and boosted the Portfolio, despite the rhetoric on lower interest rates tempering expectations for banks’ net-interest margin growth. Latin American banks Banorte (Mexico) and Banco Bradesco (Brazil) both announced decent results and were further helped by fiscal prudence pledges in Mexico and momentum for key reforms in Brazil. Financial group Ping An Insurance (China) was also a top performer, thanks to impressive results, as it continued to re-rate on the back of increased market share in the relatively nascent Chinese insurance market, helped by its tech leadership. Over the period, the Portfolio topped up its exposure to the stock to reflect our strengthening conviction in the insurer. Hong-Kong exchange-listed insurer AIA Group also contributed as its shares rose following its upbeat results for its 2018 fiscal year and positive earnings forecast for 2019.

The recovery in the broader Technology sector since the beginning of the year and the positive outcome from the G20 meeting between President Donald Trump and his Chinese counterpart Xi Jinping, resulting in Washington’s unexpected easing of restrictions on

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Managed by Aberdeen Asset Managers Limited

Portfolio Manager Commentary*—(Continued)

Huawei, buoyed sentiment and supported the Portfolio’s core tech holdings. Korean technology giant Samsung Electronics helped the Portfolio’s relative performance showing its resilience against the volatility in the sector. It remains a well-run company with high barriers to entry, and with a clear competitive edge as the demand for memory expected to increase as computing becomes more complex. Chinese internet giant Tencent Holdings’ share-price advanced and it received approval to market the Nintendo Switch gaming console in China. Tencent, along with other gaming-related businesses, is trying to regain ground following the lifting of an approval freeze on new titles.

Conversely, the Portfolio’s holding in Indonesian conglomerate Astra International hampered relative performance as the results for the first quarter of its 2019 fiscal year generally missed investors’ expectations attributable to a one-off expense that pressured margins in its auto business and weakness in its agriculture operations. Not holding Russian state-owned oil company, Gazprom, also hurt relative performance. The company’s shares rallied after posting solid first-quarter results and proposing to raise its dividend by nearly 60%. The Portfolio’s South African retail holdings Massmart and Truworths also detracted, as these continued to lag amid ongoing tepid consumer sentiment in the local market. Turkish discount chain store operator BIM also detracted, due to concerns of political interference in its pricing.

During the period, we initiated and continued to build our position in Brazilian state-owned oil and gas enterprise Petrobras based on our improving confidence in its deleveraging process, higher forecast for operating-expense optimization and a two-fold increase in its return-on-capital-employed target. We introduced Russia-based Sberbank, a compelling business with the prospect of increased profitability, as it gradually shifts towards retail banking, and Bank Rakyat Indonesia as its mix evolves towards higher-yielding micro loans, which should improve returns. We also introduced Novatek, Russia’s second largest producer and distributer of natural gas. We believe the market is not allocating enough value to its longer-dated projects such as this, which should benefit earnings and cash flow. Sands China was another initiation, based on our increased conviction that this is one of the highest quality integrated-resort operators, with significant growth prospects and attractive dividend potential.

Against this, we exited Hungarian-based biotech company Gedeon Richter, given its lackluster results and earnings forecast, and to fund more attractive opportunities. We sold Brazilian fuel distributor Ultrapar, due to intensifying competitive pressure on its core business, fuel retailer Ipiranga. We also exited Polish-based Bank Pekao on increased regulatory risk overhang and uninspiring market outlook and divested South Korean online platform Naver in the absence of a turnaround and due to weak results.

As bottom-up stock pickers, our country and sector allocations are driven by where we can find quality companies we believe offer attractive valuations. This style may lead to significant deviations from the Index. During the period, the Portfolio’s positioning at the country level had a non-benchmark exposure to Hong Kong and an overweight to India and Brazil. Hong Kong offers listed companies that have diversified, regional business activities, particularly those that provide an exposure to China, with the added advantage of better standards of accounting and transparency. India is home to many high-quality companies with prudent management and good relative value. Its economic growth rate is among the best in Asia and we believe our holdings continue to have good long-term prospects, despite recent setbacks. Meanwhile, Brazil offers a deep pool of quality companies at attractive valuations. Corporate governance is also improving in Latin America’s largest economy.

In contrast, the Portfolio was underweight China, South Korea and Taiwan at period-end. We remained selective when investing in mainland China, where due-diligence remains crucial to picking the best companies. Our holdings have a firm foothold in their respective industries and have taken steps to adopt international management practices. Korea is a relatively mature economy with well-known brands such as Samsung and Hyundai. But the domination of the chaebol, or huge conglomerates, can make the business landscape less competitive. Similarly, the Taiwanese market offers a narrow selection of companies, the bulk of which are in the technology sector. Most of them also lack market leadership in terms of both technology and branding.

In terms of sector exposures, the Portfolio was overweight domestic-focused industries, such as Financials, which we see as proxies for economic growth in developing countries; and Consumer Staples, given our conviction that structural growth of domestic consumption

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Managed by Aberdeen Asset Managers Limited

Portfolio Manager Commentary*—(Continued)

in emerging economies should be driven by an expanding middle class and its increasing wealth. Conversely, the Portfolio was underweight cyclical or export-dependent industries, such Industrials, and had no exposure to Utilities, as it generally involves more regulatory risk.

Devan Kaloo

Joanne Irvine

Hugh Young

Flavia Cheong

Mark Gordon-James

Portfolio Managers

Aberdeen Asset Managers Limited

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EMERGING MARKETS INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Class A	15.32	11.35	1.94	5.68
Class B	15.26	11.26	1.69	5.42
MSCI Emerging Markets (EM) Index	10.58	1.21	2.49	5.81

1 The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Tencent Holdings, Ltd.	5.9
Samsung Electronics Co., Ltd.	5.4
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6
Housing Development Finance Corp., Ltd.	4.3
Ping An Insurance Group Co. of China, Ltd. - Class H	4.0
Banco Bradesco S.A. (ADR)	3.7
AIA Group, Ltd.	2.9
Naspers, Ltd. - N Shares	2.7
Vale S.A. (ADR)	2.6
Kweichow Moutai Co., Ltd. - Class A	2.4

Top Countries

% of Net Assets
China	27.3
India	14.0
Brazil	12.1
South Korea	7.2
Hong Kong	5.6
Indonesia	5.4
Mexico	4.8
Taiwan	4.6
South Africa	4.4
Philippines	3.3

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Aberdeen Emerging Markets Equity Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.96%	$1,000.00	$1,153.20	$5.13
	Hypothetical*	0.96%	$1,000.00	$1,020.03	$4.81

Class B (a)	Actual	1.21%	$1,000.00	$1,152.60	$6.46
	Hypothetical*	1.21%	$1,000.00	$1,018.79	$6.06

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—92.3% of Net Assets

Security Description	Shares	Value

Brazil—11.0%
Ambev S.A.	3,132,300	$14,593,119
Banco Bradesco S.A. (ADR)	3,636,478	35,710,214
BRF S.A. (a)	792,768	6,094,483
Lojas Renner S.A.	1,194,105	14,665,293
Multiplan Empreendimentos Imobiliarios S.A.	1,519,911	10,987,833
Vale S.A. (ADR)	1,896,900	25,494,336

		107,545,278

Chile—0.9%
Banco Santander Chile (ADR)	293,100	8,769,552

China—27.3%
58.com, Inc. (ADR) (a)	153,727	9,557,208
Autohome, Inc. (ADR) (a) (b)	167,667	14,355,649
China International Travel Service Corp., Ltd. - Class A	1,421,598	18,385,641
China Mobile, Ltd.	1,458,000	13,271,304
China Resources Land, Ltd.	4,994,000	21,904,657
Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	2,050,785	8,258,565
Huazhu Group, Ltd. (ADR) (b)	333,638	12,094,377
Kweichow Moutai Co., Ltd. - Class A	163,067	23,394,155
Midea Group Co., Ltd. - Class A	1,290,099	9,766,944
Ping An Insurance Group Co. of China, Ltd. - Class H	3,240,000	38,995,795
Shanghai International Airport Co., Ltd. - Class A	1,356,522	16,581,615
Sunny Optical Technology Group Co., Ltd.	561,600	5,824,069
Tencent Holdings, Ltd.	1,269,800	57,446,407
Wuxi Biologics Cayman, Inc. (a)	788,500	7,086,340
Yum China Holdings, Inc.	205,394	9,489,203

		266,411,929

Hong Kong—5.6%
AIA Group, Ltd.	2,622,600	28,351,994
Hang Lung Group, Ltd.	2,339,000	6,488,575
Hang Lung Properties, Ltd.	1,212,000	2,885,717
Hong Kong Exchanges and Clearing, Ltd.	484,690	17,131,809

		54,858,095

India—14.0%
Hero MotoCorp, Ltd.	148,801	5,583,204
Hindustan Unilever, Ltd.	518,051	13,427,537
Housing Development Finance Corp., Ltd.	1,323,621	42,078,214
ITC, Ltd.	4,354,317	17,300,256
Kotak Mahindra Bank, Ltd.	923,431	19,794,823
SBI Life Insurance Co., Ltd.	17,605	184,039
Tata Consultancy Services, Ltd.	578,536	18,676,931
UltraTech Cement, Ltd.	298,663	19,673,618

		136,718,622

Indonesia—5.4%
Astra International Tbk PT	37,647,700	19,859,423
Bank Central Asia Tbk PT	8,491,700	18,033,340
Bank Rakyat Indonesia Persero Tbk PT	16,377,900	5,056,091
Indocement Tunggal Prakarsa Tbk PT	6,657,600	9,434,673

		52,383,527

Luxembourg—0.9%
Tenaris S.A. (ADR)	340,600	8,961,186

Macau—1.0%
Sands China, Ltd.	2,083,200	9,986,040

Malaysia—0.7%
Public Bank Bhd	1,323,000	7,364,753

Mexico—4.8%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	208,877	20,208,850
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	680,300	11,040,044
Grupo Financiero Banorte S.A.B. de C.V. - Class O	2,786,232	16,182,827

		47,431,721

Philippines—3.3%
Ayala Corp.	18,120	316,261
Ayala Land, Inc.	22,163,100	21,983,565
Bank of the Philippine Islands	6,235,762	9,559,605

		31,859,431

Russia—3.2%
Lukoil PJSC (ADR)	153,053	12,859,513
Novatek PJSC	374,800	7,892,367
Sberbank of Russia PJSC	2,703,278	10,191,330

		30,943,210

South Africa—4.4%
Massmart Holdings, Ltd.	783,655	3,463,601
MTN Group, Ltd.	1,366,800	10,358,045
Naspers, Ltd. - N Shares	110,606	26,869,959
Truworths International, Ltd.	503,709	2,503,687

		43,195,292

South Korea—1.7%
LG Chem, Ltd.	53,728	16,543,477

Taiwan—4.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,848,000	44,611,654

Thailand—2.7%
Siam Cement PCL (The)	1,230,350	18,936,177
Siam Commercial Bank PCL (The)	1,719,700	7,822,553

		26,758,730

Turkey—0.8%
BIM Birlesik Magazalar A/S	595,400	8,189,760

Total Common Stocks (Cost $715,586,620)		902,532,257

Preferred Stocks—6.6%

Brazil—1.1%
Petroleo Brasileiro S.A. ,	1,555,700	11,104,764

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

South Korea—5.5%
AmorePacific Corp. ,	597	$44,645
Samsung Electronics Co., Ltd. ,	1,607,450	53,224,949

		53,269,594

Total Preferred Stocks (Cost $49,599,702)		64,374,358

Short-Term Investment—1.1%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $11,085,492; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $11,309,994.	$11,084,384	11,084,384

Total Short-Term Investments (Cost $11,084,384)		11,084,384

Securities Lending Reinvestments (c)—1.9%

Commercial Paper—0.3%
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (d)	2,000,000	2,000,398
Starbird Funding Corp. 2.600%, 07/01/19	499,901	499,898

		2,500,296

Repurchase Agreements—1.6%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $774,048; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $789,377.	773,899	773,899
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.460%, due on 07/01/19 with a maturity value of $3,000,615; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $1,500,325; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $1,530,000.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $200,046; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $204,001.	200,000	200,000

Repurchase Agreements—(Continued)
Goldman Sachs & Co. Repurchase Agreement dated 06/28/19 at 2.510%, due on 07/01/19 with a maturity value of $3,000,628; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 09/20/26 - 04/20/49, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $3,501,742; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $3,830,092.	3,500,000	3,500,000
Societe Generale Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $2,400,494; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,586,163.	2,400,000	2,400,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $1,000,206; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,077,568.	1,000,000	1,000,000

		15,373,899

Total Securities Lending Reinvestments (Cost $17,873,899)		17,874,195

Total Investments—101.9% (Cost $794,144,605)		995,865,194
Other assets and liabilities (net)—(1.9)%		(18,468,353)

Net Assets—100.0%		$977,396,841

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $17,135,533 and the collateral received consisted of cash in the amount of $17,873,800. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)	American Depositary Receipt
(LIBOR)	Libor Interbank Offered Rate

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Ten Largest Industries as of June 30, 2019 (Unaudited)	% of Net Assets
Banks	14.2
Interactive Media & Services	8.3
Insurance	6.9
Real Estate Management & Development	6.6
Beverages	6.0
Technology Hardware, Storage & Peripherals	5.4
Hotels, Restaurants & Leisure	5.1
Construction Materials	4.9
Semiconductors & Semiconductor Equipment	4.6
Thrifts & Mortgage Finance	4.3

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$107,545,278	$—	$—	$107,545,278
Chile	8,769,552	—	—	8,769,552
China	45,496,437	220,915,492	—	266,411,929
Hong Kong	—	54,858,095	—	54,858,095
India	—	136,718,622	—	136,718,622
Indonesia	—	52,383,527	—	52,383,527
Luxembourg	8,961,186	—	—	8,961,186
Macau	—	9,986,040	—	9,986,040
Malaysia	—	7,364,753	—	7,364,753
Mexico	47,431,721	—	—	47,431,721
Philippines	—	31,859,431	—	31,859,431
Russia	12,859,513	18,083,697	—	30,943,210
South Africa	—	43,195,292	—	43,195,292
South Korea	—	16,543,477	—	16,543,477
Taiwan	—	44,611,654	—	44,611,654
Thailand	26,758,730	—	—	26,758,730
Turkey	—	8,189,760	—	8,189,760
Total Common Stocks	257,822,417	644,709,840	—	902,532,257
Preferred Stocks
Brazil	11,104,764	—	—	11,104,764
South Korea	—	53,269,594	—	53,269,594
Total Preferred Stocks	11,104,764	53,269,594	—	64,374,358
Total Short-Term Investment*	—	11,084,384	—	11,084,384
Total Securities Lending Reinvestments*	—	17,874,195	—	17,874,195
Total Investments	$268,927,181	$726,938,013	$—	$995,865,194

Collateral for Securities Loaned (Liability)	$—	$(17,873,800)	$—	$(17,873,800)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$995,865,194
Cash denominated in foreign currencies (c)	888,957
Receivable for:
Investments sold	997,654
Fund shares sold	14,956
Dividends and interest	3,296,721

Total Assets	1,001,063,482
Liabilities
Collateral for securities loaned	17,873,800
Payables for:
Investments purchased	25,099
Fund shares redeemed	377,545
Foreign taxes	3,266,368
Accrued Expenses:
Management fees	675,095
Distribution and service fees	104,792
Deferred trustees’ fees	138,821
Other expenses	1,205,121

Total Liabilities	23,666,641

Net Assets	$977,396,841

Net Assets Consist of:
Paid in surplus	$855,797,269
Distributable earnings (Accumulated losses) (d)	121,599,572

Net Assets	$977,396,841

Net Assets
Class A	$451,741,450
Class B	525,655,391
Capital Shares Outstanding*
Class A	41,856,732
Class B	49,102,218
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.79
Class B	10.71

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $794,144,605.
(b)	Includes securities loaned at value of $17,135,533.
(c)	Identified cost of cash denominated in foreign currencies was $888,850.
(d)	Includes foreign capital gains tax of $3,266,368.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$13,164,434
Interest (b)	82,499
Securities lending income	67,649

Total investment income	13,314,582
Expenses
Management fees	5,362,760
Administration fees	26,956
Custodian and accounting fees	526,667
Distribution and service fees—Class B	638,919
Audit and tax services	26,920
Legal	22,463
Trustees’ fees and expenses	31,323
Shareholder reporting	44,726
Insurance	4,198
Miscellaneous	13,387

Total expenses	6,698,319
Less management fee waiver	(367,182)

Net expenses	6,331,137

Net Investment Income	6,983,445

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments (c)	101,645,671
Foreign currency transactions	(751,870)

Net realized gain	100,893,801

Net change in unrealized appreciation on:
Investments (d)	76,625,501
Foreign currency transactions	22,296

Net change in unrealized appreciation	76,647,797

Net realized and unrealized gain	177,541,598

Net Increase in Net Assets From Operations	$184,525,043

(a)	Net of foreign withholding taxes of $1,892,747.
(b)	Net of foreign withholding taxes of $89.
(c)	Net of foreign capital gains tax of $110,622.
(d)	Includes change in foreign capital gains tax of $(999,597).

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$6,983,445	$14,122,250
Net realized gain	100,893,801	13,171,728
Net change in unrealized appreciation (depreciation)	76,647,797	(228,401,159)

Increase (decrease) in net assets from operations	184,525,043	(201,107,181)

From Distributions to Shareholders
Class A	(8,387,507)	(23,547,220)
Class B	(8,489,048)	(14,104,469)

Total distributions	(16,876,555)	(37,651,689)

Increase (decrease) in net assets from capital share transactions	(464,811,403)	524,972

Total decrease in net assets	(297,162,915)	(238,233,898)

Net Assets
Beginning of period	1,274,559,756	1,512,793,654

End of period	$977,396,841	$1,274,559,756

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	363,243	$3,816,744	6,459,395	$64,160,173
Reinvestments	808,824	8,387,507	2,268,518	23,547,220
Redemptions	(41,288,578)	(446,203,116)	(7,194,100)	(79,456,111)

Net increase (decrease)	(40,116,511)	$(433,998,865)	1,533,813	$8,251,282

Class B
Sales	1,314,385	$13,550,215	5,527,408	$56,502,424
Reinvestments	824,980	8,489,048	1,370,697	14,104,469
Redemptions	(5,151,796)	(52,851,801)	(7,409,126)	(78,333,203)

Net decrease	(3,012,431)	$(30,812,538)	(511,021)	$(7,726,310)

Increase (decrease) derived from capital shares transactions		$(464,811,403)		$524,972

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014
Net Asset Value, Beginning of Period	$9.54		$11.41	$8.99	$8.14		$9.62	$10.39

Income (Loss) from Investment Operations
Net investment income (a)	0.06		0.12	0.14	0.13	(b)	0.12	0.13
Net realized and unrealized gain (loss)	1.39		(1.68)	2.42	0.83		(1.41)	(0.79)

Total income (loss) from investment operations	1.45		(1.56)	2.56	0.96		(1.29)	(0.66)

Less Distributions
Distributions from net investment income	(0.20)		(0.31)	(0.14)	(0.11)		(0.19)	(0.11)

Total distributions	(0.20)		(0.31)	(0.14)	(0.11)		(0.19)	(0.11)

Net Asset Value, End of Period	$10.79		$9.54	$11.41	$8.99		$8.14	$9.62

Total Return (%) (c)	15.32	(d)	(13.92)	28.59	11.83		(13.66)	(6.41)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.02	(e)	0.99	0.99	1.00		1.02	1.01
Net ratio of expenses to average net assets (%) (f)	0.96	(e)	0.94	0.94	0.94		1.00	0.99
Ratio of net investment income to average net assets (%)	1.07	(e)	1.12	1.37	1.49	(b)	1.29	1.30
Portfolio turnover rate (%)	8	(d)	20	20	15		116	49
Net assets, end of period (in millions)	$451.7		$782.0	$917.9	$801.5		$789.2	$873.8

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014
Net Asset Value, Beginning of Period	$9.45		$11.30	$8.91	$8.07		$9.53	$10.30

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.09	0.11	0.11	(b)	0.09	0.11
Net realized and unrealized gain (loss)	1.37		(1.66)	2.39	0.82		(1.38)	(0.80)

Total income (loss) from investment operations	1.44		(1.57)	2.50	0.93		(1.29)	(0.69)

Less Distributions
Distributions from net investment income	(0.18)		(0.28)	(0.11)	(0.09)		(0.17)	(0.08)

Total distributions	(0.18)		(0.28)	(0.11)	(0.09)		(0.17)	(0.08)

Net Asset Value, End of Period	$10.71		$9.45	$11.30	$8.91		$8.07	$9.53

Total Return (%) (c)	15.26	(d)	(14.18)	28.21 (g)	11.50		(13.81)	(6.70)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.27	(e)	1.24	1.24	1.25		1.27	1.26
Net ratio of expenses to average net assets (%) (f)	1.21	(e)	1.19	1.19	1.19		1.25	1.24
Ratio of net investment income to average net assets (%)	1.33	(e)	0.88	1.11	1.23	(b)	1.03	1.05
Portfolio turnover rate (%)	8	(d)	20	20	15		116	49
Net assets, end of period (in millions)	$525.7		$492.5	$594.9	$516.8		$511.2	$597.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Aberdeen Emerging Markets Equity Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $11,084,384. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $15,373,899. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or Master Repurchase Agreements (“MRAs”), which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$86,979,001	$0	$564,169,596

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$5,362,760	1.050%	First $250 million
	1.000%	$250 million to $500 million
	0.850%	$500 million to $1 billion
	0.750%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Aberdeen Asset Managers Limited (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.100%	On the first $500 million
0.050%	$500 million to $1 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$815,630,080

Gross unrealized appreciation	231,213,218
Gross unrealized depreciation	(50,978,104)

Net unrealized appreciation (depreciation)	$180,235,114

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$37,651,689	$17,914,277	$—	$—	$37,651,689	$17,914,277

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$16,655,341	$—	$100,345,327	$(162,925,629)	$(45,924,961)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had accumulated short-term capital losses of $28,139,186, and accumulated long-term capital losses of $134,786,443.

During the year ended December 31, 2018, the Portfolio utilized capital loss carryforwards of $7,837,784.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Managed by Artisan Partners Limited Partnership

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the Brighthouse/Artisan International Portfolio returned 19.97% and 19.85%, respectively. The Portfolio’s benchmark, the MSCI All Country World ex-U.S. Index1, returned 13.60%.

MARKET ENVIRONMENT / CONDITIONS

Non-U.S. equities snapped back strongly in the first half of 2019 with all regions and sectors participating in the upswing. Expectations for accommodative monetary policy and hopes of a long-term resolution to the protracted trade war between the U.S. and China mitigated concerns about slowing global growth and reduced earnings estimates. A backdrop of slowing growth and muted inflation led to bonds rallying as markets priced additional central bank stimulus. At the end of June, the 10-year U.S. Treasury yielded 2.00%—the lowest since November 2016 and more than 120 basis points below its November 2018 levels, while the German 10-year bund, which yielded just 25 basis points when 2019 began, declined to -32 basis points.

The market’s swift comeback erased nearly all the fourth quarter 2018 downdraft. By sector, returns in the MSCI All Country World ex-U.S. Index were led by Information Technology—an area that was among the worst performers in late 2018. Lagging the rest of the market was the Communications Services sector. By region, returns were strong across the board; however, the technology-heavy U.S. edged non-U.S. developed and emerging markets with a return of 18% during the six month period. Europe was up about 16%, Japan gained 8%, the Pacific Basin (excluding Japan) returned 12% and other emerging markets gained approximately 11%.

The Federal Reserve (“Fed”) and European Central Bank (“ECB”) shifted their policy stances to ease financial conditions and lift growth rates. Citing the effects of the U.S.-China trade war, slowing overseas growth and fading stimulus from the 2017 tax cuts, the Fed paused rate hikes and announced it would end its balance-sheet unwind sooner than expected, while signaling that rate cuts may begin as early as July. Similarly, the ECB stated it would maintain negative interest rates and announced a series of cheap long-term loans for banks. The Chinese government sought to counter trade-related weakness with aggressive fiscal and monetary stimulus. The Chinese economy was estimated to have grown 6.2% in its second quarter, which—although heady relative to other large economies—marks its slowest pace in 27 years.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio outpaced the MSCI All Country World ex-U.S. Index by a wide margin over the trailing six-month period. Outperformance was driven by stock selection, with meaningful contributions from our Financials, Materials and Industrials stocks. We attribute our outperformance to a continued focus on high-quality companies with sustainable growth characteristics that we believe can generate above-average earnings growth in varied macro environments.

Top contributors in the Financials, Materials and Industrials sectors were Deutsche Boerse (Germany), Linde (Germany) and Airbus (France), respectively. Deutsche Boerse is the largest exchanges operator in Europe and owner of Eurex, Europe’s largest derivatives trading and clearing platform. In addition to strong structural growth drivers—such as the regulatory push to on-exchange trading, the exchange industry is relatively defensive among financials since trading volumes tend to pick up with market volatility, balance sheet risk is substantially lower and operating margins are typically high. Industrial gas company Linde drove our returns in the Materials sector. The company is a leader in the industrial gas oligopoly, supplying customers across a diverse range of industries. The company produces an essential product in a highly consolidated industry with high barriers to entry and strong pricing power. Industrials gas companies can take advantage of a captive customer base thanks to the pervasive take-or-pay contract structure within the industry. As a result, the companies enjoy the benefits of high switching costs for major customers, as well as predictable cash flows.

Airbus is an aircraft manufacturer operating in a duopoly with Boeing. The robust backdrop for air-travel is supporting demand for new planes. Shares rallied in the first quarter when the company announced it met full-year guidance of 800 aircraft deliveries—an 11% increase over the prior year. The company also announced it signed a larger-than-expected order for 300 aircraft from China. Our investment case in Airbus remains centered around the company’s decade-long, 6,000+ aircraft backlog and the potential to grow free cash flow as production increases and program ramp-up-related capital expenditures fall.

The biggest individual detractors were Infineon Technologies (Germany), Ryanair Holdings (Ireland) and Henkel (Germany). We initiated a small position in Infineon, a semiconductor company, on share price following a profit warning and in anticipation of a stabilization in the outlook supported by high exposure to the multi-year auto product cycle. We sold Infineon during the reporting period after the company announced it was acquiring Cypress Semiconductor. In addition to a purchase price we saw as too rich, we found most of Cypress’s business to be secularly challenged and commodity oriented.

Ryanair, a low-cost airline, is contending with a potential lower-fare environment due to market capacity growth and lower travel demand in Europe. We continued to like Ryanair’s leading market position, low cost base and history of returning capital to shareholders.

Henkel, a home- and beauty-care products company, reduced its fiscal-year profits guidance by 10% due to an increase in planned operating expenditures associated with investments in marketing and its digital strategy. Though shares appeared cheap, we sold our position in favor of better opportunities.

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Managed by Artisan Partners Limited Partnership

Portfolio Manager Commentary*—(Continued)

As of June 30, 2019, the Portfolio’s largest sector overweights relative to the benchmark were Financials and Materials and largest underweights were Consumer Discretionary and Communication Services. Portfolio positioning remained focused on our themes and geared toward what we consider to be dominant, high-quality companies that are exposed to positive secular trends. We believe our bottom-up process will serve our investors well, yielding fundamentally sound companies with sustainable growth characteristics that are capable of standing up to varied market environments.

Mark L. Yockey

Charles-Henri Hamker

Andrew Euretig

Portfolio Managers

Artisan Partners Limited Partnership

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI ALL COUNTRY WORLD EX-U.S. INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[2]
Brighthouse/Artisan International Portfolio
Class A	19.97	9.47	3.48	4.28
Class B	19.85	9.22	—	4.26
MSCI AC World (ex-U.S.) Index	13.60	1.29	2.16	2.98

1 The MSCI All Country World ex-U.S. Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 Inception date of the Class A and Class B shares are 4/29/2014 and 11/12/2014, respectively. The since inception return of the index is based on the Class A inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Linde plc	6.9
Wirecard AG	5.5
Deutsche Boerse AG	5.4
AIA Group, Ltd.	4.3
Nestle S.A.	4.1
Airbus SE	4.1
Aon plc	3.4
Deutsche Post AG	3.1
Air Liquide S.A.	3.1
Medtronic plc	3.0

Top Countries

% of Net Assets
Germany	19.0
France	14.0
United Kingdom	13.4
United States	13.3
Switzerland	7.3
Netherlands	5.6
Brazil	4.8
Hong Kong	4.3
Japan	4.0
Italy	2.4

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Artisan International Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A	Actual	0.80%	$1,000.00	$1,199.70	$4.36
	Hypothetical*	0.80%	$1,000.00	$1,020.83	$4.01

Class B	Actual	1.05%	$1,000.00	$1,198.50	$5.72
	Hypothetical*	1.05%	$1,000.00	$1,019.59	$5.26

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—91.9% of Net Assets

Security Description	Shares	Value

Brazil—2.6%
B3 S.A. - Brasil Bolsa Balcao	528,719	$5,157,831
Petroleo Brasileiro S.A. (ADR) (a)	1,636,380	25,478,437

		30,636,268

Canada—1.9%
Canadian National Railway Co.	106,601	9,858,460
Canadian Pacific Railway, Ltd. (a)	27,994	6,585,309
Dollarama, Inc.	159,071	5,596,122

		22,039,891

China—0.9%
ANTA Sports Products, Ltd.	176,000	1,203,441
Kweichow Moutai Co., Ltd. - Class A	67,722	9,715,632

		10,919,073

Denmark—2.1%
Carlsberg A/S - Class B	9,084	1,204,543
Genmab A/S (b)	129,800	23,898,075

		25,102,618

Finland—0.4%
Fortum Oyj	224,763	4,967,532

France—14.0%
Air Liquide S.A.	263,961	36,936,646
Airbus SE	345,272	48,957,814
Amundi S.A.	97,982	6,846,108
BNP Paribas S.A.	463,469	22,051,100
Capgemini SE	51,564	6,415,970
Eiffage S.A. (144A)	143,883	14,225,053
Safran S.A.	71,441	10,468,355
Schneider Electric SE	50,420	4,573,474
Vinci S.A.	167,928	17,217,267

		167,691,787

Germany—19.0%
adidas AG	23,584	7,280,960
Allianz SE	124,092	29,908,075
Beiersdorf AG	67,375	8,087,259
Deutsche Boerse AG	458,600	64,871,382
Deutsche Post AG	1,142,365	37,516,107
Symrise AG	146,782	14,124,127
Wirecard AG	392,010	65,960,053

		227,747,963

Hong Kong—4.3%
AIA Group, Ltd.	4,749,172	51,341,605

Indonesia—0.3%
Bank Rakyat Indonesia Persero Tbk PT	12,730,900	3,930,210

Israel—0.4%
Nice, Ltd. (ADR) (b)	31,705	4,343,585

Security Description	Shares	Value

Italy—2.4%
Assicurazioni Generali S.p.A.	646,200	$12,153,005
Intesa Sanpaolo S.p.A.	7,802,051	16,696,565

		28,849,570

Japan—4.0%
Calbee, Inc.	33,100	891,969
Japan Exchange Group, Inc.	433,200	6,901,368
Nippon Shinyaku Co., Ltd.	274,900	19,469,163
Taiyo Nippon Sanso Corp.	977,100	20,715,595

		47,978,095

Macau—0.8%
Sands China, Ltd.	226,800	1,087,190
Wynn Macau, Ltd.	3,872,000	8,699,019

		9,786,209

Netherlands—5.6%
Adyen NV (144A) (b)	14,873	11,484,567
ASML Holding NV	26,449	5,529,619
ING Groep NV	2,752,199	31,914,358
Koninklijke DSM NV	144,472	17,862,963

		66,791,507

Russia—0.7%
MMC Norilsk Nickel PJSC (ADR)	369,047	8,379,766

Spain—0.1%
Amadeus IT Group S.A.	14,836	1,174,063

Sweden—0.3%
Hennes & Mauritz AB - B Shares	170,091	3,018,683

Switzerland—7.3%
Ferguson plc (b)	1,984	141,418
Idorsia, Ltd. (144A) (a) (b)	227,328	5,193,449
Lonza Group AG (b)	54,138	18,270,206
Nestle S.A.	473,041	48,973,335
Novartis AG	166,093	15,192,030

		87,770,438

United Kingdom—11.5%
AVEVA Group plc	156,454	8,031,975
Experian plc	474,703	14,410,833
Linde plc (b)	413,674	83,187,076
London Stock Exchange Group plc	316,101	22,023,894
RELX plc	299,055	7,268,298
Rentokil Initial plc	566,936	2,864,702

		137,786,778

United States—13.3%
Alphabet, Inc. - Class A (b)	10,303	11,156,089
Alphabet, Inc. - Class C (b)	10,152	10,973,398
Amazon.com, Inc. (b)	11,691	22,138,428
Aon plc	210,310	40,585,624

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Intercontinental Exchange, Inc.	160,563	$13,798,784
Medtronic plc	369,393	35,975,184
Willis Towers Watson plc	127,653	24,450,656

		159,078,163

Total Common Stocks (Cost $896,930,156)		1,099,333,804

Preferred Stock—2.2%

Brazil—2.2%
Petroleo Brasileiro S.A. (Cost $22,505,138)	3,680,387	26,271,021

Equity Linked Security—1.9%

United Kingdom—1.9%
Ryanair Holdings plc (HSBC Bank plc), Expires 10/29/19 (b) (c) (Cost $27,384,115)	2,008,345	23,099,518

Short-Term Investment—3.6%

Repurchase Agreement—3.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $42,988,271; by U.S. Treasury Notes with rates ranging from 0.125% - 2.000%, maturity dates ranging from 12/31/21 - 01/15/22, and an aggregate market value of $43,847,219.	42,983,973	42,983,973

Total Short-Term Investments (Cost $42,983,973)		42,983,973

Securities Lending Reinvestments (d)—0.6%

Commercial Paper—0.0%
Starbird Funding Corp. 2.600%, 07/01/19	149,970	149,969

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $1,359,427; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $1,386,349.	1,359,166	1,359,166
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.460%, due on 07/01/19 with a maturity value of $1,500,308; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $1,000,217; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $1,020,000.	1,000,000	$1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $100,023; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $102,001.	100,000	100,000
Goldman Sachs & Co. Repurchase Agreement dated 06/28/19 at 2.510%, due on 07/01/19 with a maturity value of $1,500,314; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 09/20/26 - 04/20/49, and an aggregate market value of $1,530,000.	1,500,000	1,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $600,127; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $614,421.	600,000	600,000
Societe Generale Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $1,200,247; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,293,082.	1,200,000	1,200,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $250,051; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $269,392.	250,000	250,000

		7,509,166

Total Securities Lending Reinvestments (Cost $7,659,166)		7,659,135

Total Investments—100.2% (Cost $997,462,548)		1,199,347,451
Other assets and liabilities (net)—(0.2)%		(2,364,895)

Net Assets—100.0%		$1,196,982,556

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $7,971,246 and the collateral received consisted of cash in the amount of $7,659,136 and non-cash collateral with a value of $424,727. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $30,903,069, which is 2.6% of net assets.

(ADR)—	American Depositary Receipt

Ten Largest Industries as of June 30, 2019 (Unaudited)	% of Net Assets
Chemicals	14.4
Insurance	13.2
Capital Markets	10.0
Banks	8.2
IT Services	7.1
Aerospace & Defense	5.0
Oil, Gas & Consumable Fuels	4.3
Food Products	4.2
Air Freight & Logistics	3.1
Health Care Equipment & Supplies	3.0

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$30,636,268	$—	$—	$30,636,268
Canada	22,039,891	—	—	22,039,891
China	—	10,919,073	—	10,919,073
Denmark	—	25,102,618	—	25,102,618
Finland	—	4,967,532	—	4,967,532
France	—	167,691,787	—	167,691,787
Germany	—	227,747,963	—	227,747,963
Hong Kong	—	51,341,605	—	51,341,605
Indonesia	—	3,930,210	—	3,930,210
Israel	4,343,585	—	—	4,343,585
Italy	—	28,849,570	—	28,849,570
Japan	—	47,978,095	—	47,978,095
Macau	—	9,786,209	—	9,786,209
Netherlands	—	66,791,507	—	66,791,507
Russia	—	8,379,766	—	8,379,766
Spain	—	1,174,063	—	1,174,063
Sweden	—	3,018,683	—	3,018,683
Switzerland	—	87,770,438	—	87,770,438
United Kingdom	—	137,786,778	—	137,786,778
United States	159,078,163	—	—	159,078,163
Total Common Stocks	216,097,907	883,235,897	—	1,099,333,804
Total Preferred Stock*	26,271,021	—	—	26,271,021
Total Equity Linked Security*	—	23,099,518	—	23,099,518
Total Short-Term Investment*	—	42,983,973	—	42,983,973
Total Securities Lending Reinvestments*	—	7,659,135	—	7,659,135
Total Investments	$242,368,928	$956,978,523	$—	$1,199,347,451

Collateral for Securities Loaned (Liability)	$—	$(7,659,136)	$—	$(7,659,136)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,199,347,451
Cash	20,236
Cash denominated in foreign currencies (c)	1,700,691
Receivable for:
Investments sold	2,560,476
Fund shares sold	4,275
Dividends and interest	3,087,736

Total Assets	1,206,720,865
Liabilities
Collateral for securities loaned	7,659,136
Payables for:
Investments purchased	705,072
Fund shares redeemed	199,876
Accrued Expenses:
Management fees	732,844
Distribution and service fees	69
Deferred trustees’ fees	91,657
Other expenses	349,655

Total Liabilities	9,738,309

Net Assets	$1,196,982,556

Net Assets Consist of:
Paid in surplus	$1,013,097,712
Distributable earnings (Accumulated losses)	183,884,844

Net Assets	$1,196,982,556

Net Assets
Class A	$1,196,642,517
Class B	340,039
Capital Shares Outstanding*
Class A	102,199,125
Class B	29,094
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.71
Class B	11.69

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $997,462,548.
(b)	Includes securities loaned at value of $7,971,246.
(c)	Identified cost of cash denominated in foreign currencies was $1,687,198.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$18,979,527
Interest	189,928
Securities lending income	109,144

Total investment income	19,278,599
Expenses
Management fees	4,357,273
Administration fees	26,604
Custodian and accounting fees	130,211
Distribution and service fees—Class B	401
Audit and tax services	28,079
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	16,608
Insurance	3,842
Miscellaneous	19,252

Total expenses	4,636,057

Net Investment Income	14,642,542

Net Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments	(3,423,267)
Foreign currency transactions	(158,919)

Net realized loss	(3,582,186)

Net change in unrealized appreciation on:
Investments	200,752,090
Foreign currency transactions	34,572

Net change in unrealized appreciation	200,786,662

Net realized and unrealized gain	197,204,476

Net Increase in Net Assets From Operations	$211,847,018

(a)	Net of foreign withholding taxes of $2,310,189.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$14,642,542	$17,051,715
Net realized gain (loss)	(3,582,186)	49,283,039
Net change in unrealized appreciation (depreciation)	200,786,662	(196,842,509)

Increase (decrease) in net assets from operations	211,847,018	(130,507,755)

From Distributions to Shareholders
Class A	(16,830,298)	(17,921,508)
Class B	(3,943)	(4,182)

Total distributions	(16,834,241)	(17,925,690)

Increase (decrease) in net assets from capital share transactions	(80,668,980)	115,682,210

Total increase (decrease) in net assets	114,343,797	(32,751,235)

Net Assets
Beginning of period	1,082,638,759	1,115,389,994

End of period	$1,196,982,556	$1,082,638,759

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	21,195	$229,266	15,201,144	$174,479,293
Reinvestments	1,467,332	16,830,298	1,595,860	17,921,508
Redemptions	(8,644,651)	(97,720,449)	(6,602,288)	(76,739,738)

Net increase (decrease)	(7,156,124)	$(80,660,885)	10,194,716	$115,661,063

Class B
Sales	56	$604	2,906	$32,959
Reinvestments	344	3,943	373	4,182
Redemptions	(1,126)	(12,642)	(1,431)	(15,994)

Net increase (decrease)	(726)	$(8,095)	1,848	$21,147

Increase (decrease) derived from capital shares transactions		$(80,668,980)		$115,682,210

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014(a)
Net Asset Value, Beginning of Period	$9.90		$11.25	$8.66	$9.62	$10.04	$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.14		0.16	0.13	0.14	0.09	0.06
Net realized and unrealized gain (loss)	1.83		(1.34)	2.60	(1.01)	(0.43)	(0.02)

Total income (loss) from investment operations	1.97		(1.18)	2.73	(0.87)	(0.34)	0.04

Less Distributions
Distributions from net investment income	(0.16)		(0.17)	(0.14)	(0.09)	(0.08)	0.00

Total distributions	(0.16)		(0.17)	(0.14)	(0.09)	(0.08)	0.00

Net Asset Value, End of Period	$11.71		$9.90	$11.25	$8.66	$9.62	$10.04

Total Return (%) (c)	19.97	(d)	(10.68)	31.64	(9.11)	(3.49)	0.40	(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.80	(e)	0.80	0.80	0.80	0.81	0.83	(e)
Ratio of net investment income to average net assets (%)	2.52	(e)	1.48	1.32	1.52	0.86	0.86	(e)
Portfolio turnover rate (%)	19	(d)	65	46	80	49	33	(d)
Net assets, end of period (in millions)	$1,196.6		$1,082.3	$1,115.1	$966.8	$986.8	$974.8

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014(f)
Net Asset Value, Beginning of Period	$9.87		$11.21	$8.64	$9.61	$10.03	$10.15

Income (Loss) from Investment Operations
Net investment income (loss) (b)	0.12		0.14	0.11	0.12	0.05	(0.00	)(g)
Net realized and unrealized gain (loss)	1.84		(1.34)	2.58	(1.01)	(0.39)	(0.12)

Total income (loss) from investment operations	1.96		(1.20)	2.69	(0.89)	(0.34)	(0.12)

Less Distributions
Distributions from net investment income	(0.14)		(0.14)	(0.12)	(0.08)	(0.08)	0.00

Total distributions	(0.14)		(0.14)	(0.12)	(0.08)	(0.08)	0.00

Net Asset Value, End of Period	$11.69		$9.87	$11.21	$8.64	$9.61	$10.03

Total Return (%) (c)	19.85	(d)	(10.91)	31.22 (h)	(9.27)	(3.49)	(1.18	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.05	(e)	1.05	1.05	1.05	1.06	1.29	(e)
Ratio of net investment income (loss) to average net assets (%)	2.29	(e)	1.25	1.05	1.36	0.50	(0.04	)(e)
Portfolio turnover rate (%)	19	(d)	65	46	80	49	33	(d)
Net assets, end of period (in millions)	$0.3		$0.3	$0.3	$0.2	$0.1	$0.0	(i)

(a)	Commencement of operations of the Portfolio and Class A was April 29, 2014.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Commencement of operations of Class B was November 12, 2014.
(g)	Net investment income (loss) was less than $0.01.
(h)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(i)	Net assets, end of period rounds to less than $0.1 million.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Artisan International Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $42,983,973. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $7,509,166. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$215,140,114	$0	$320,159,928

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.750% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2019 were $4,357,273.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Artisan Partners Limited Partnership (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Certain officers and trustees of the Trust may also be officers of Brighthouse Investment Advisers; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$998,691,866

Gross unrealized appreciation	232,960,961
Gross unrealized depreciation	(32,305,376)

Net unrealized appreciation (depreciation)	$200,655,585

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$17,925,690	$14,578,888	$—	$—	$17,925,690	$14,578,888

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$16,677,835	$—	$(113,031)	$(27,616,963)	$(11,052,159)

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

During the year ended December 31, 2018, the Portfolio utilized capital loss carry forwards of $49,068,089.

At December 31, 2018, the Portfolio had short-term accumulated capital losses of $27,616,963.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the Brighthouse Asset Allocation 100 Portfolio returned 17.92% and 17.78%, respectively. The Portfolio’s benchmark, the Dow Jones Aggressive Index1, returned 17.13%.

MARKET ENVIRONMENT / CONDITIONS

A mid-term election, a hawkish Federal Reserve (the “Fed”) and uncertainty about the direction of the global economy had investors on edge and led to a nerve-racking finish to 2018, with the S&P 500 Index delivering the worst quarterly return since 2011 in the fourth quarter. However, with election results essentially as predicted (Republicans retaining their Senate majority and Democrats seizing control of the House) and with economic news being no worse than what was already priced into the market, the stage was set for equities to reach even higher.

That catalyst for continued equity growth turned out to be a significant change in Fed rhetoric, which changed from “interest rates might be a long way from normal” in October of 2018, to a “slower pace of rate increases” in January of 2019, and ended with a June statement implying an interest rate cut if economic conditions (including the U.S.-China trade war), warranted it. The Fed stance was not without issues though. It is one of those peculiar times where bad economic news may be perversely good for equities and vice versa, as market participants hope for a cut in interest rates which, in turn, stimulate equities. For instance, concerns about a slowing global economy and the escalating trade war between the U.S. and China (which precipitated a market drop of 7% during the month of May), completely reversed after the Fed’s June statement, which signaled upcoming potential interest rate cuts exactly because of slowing economic growth. One interesting development was new research indicating that the long-term historical relationship between inflation and unemployment has changed (low unemployment is expected to lead to upwards wage pressure which then leads to inflation). As a result, the Fed now believes that the level of unemployment causing inflation is permanently lower than it was in the past—meaning, the Fed doesn’t need to raise interest rates (to combat inflation) as early in the cycle as expected.

The global economy is still seeing moderate economic growth, although the pace is slowing, according to IMF, Fed and ECB statements earlier this year. The central theme from all three organizations was the ongoing trade war, as increasing levels of tariffs between countries slows down trade and, consequently, global growth. Another concern is the (still unresolved) issue of Brexit (the U.K.’s decision to leave the European Union) and its impact on growth in Europe. After years of negotiations between the U.K. and the E.U., the two parties are yet to come to an agreement that the government in the U.K. will accept. The failure to come to an agreement led to numerous votes of confidence (a vote showing whether a majority continues to support the policy of a leader) and resulted in U.K. Prime Minister Theresa May’s resignation. She was replaced by U.S.-born Boris Johnson, a controversial figure in British politics. Johnson, who was Mayor of London from 2008-2016, as well as a long-time E.U.-skeptic, is now the central figure in a change of leadership that reduces the already slim chances of an orderly Brexit occurring.

Meanwhile in the U.S., unemployment sits at 3.7%, near 50-year lows, and is trending downwards. This bodes well for continued consumer spending strength (consumption drives almost 70% of the U.S. economy). Additionally, the housing market is showing signs of improvement after experiencing headwinds in 2018, the result of too many years of above-average increases in home prices and rising mortgage rates as both price increases and mortgage rates have attenuated in 2019. Consequently, the economy is expected to extend its already existing record for the longest expansion in history (GDP has been growing for the past 121 consecutive months), with growth expected to come in at a moderate pace of 2.5% for the year.

Backed by these and other robust economic stats along with a “dovish” Fed, investors realized above-average returns across most asset classes. The S&P 500 Index was up 18.5% during the first six months of the year and had its best half-year since 1997. Foreign Developed and Emerging Markets equities did well too, coming in at 14.0% and 10.6% respectively, as measured by the MSCI EAFE and MSCI Emerging Markets indices. Fixed income did outstanding as well, with Emerging Market bonds, High Yield bonds and Investment Grade bonds all delivering around 10% for the period, helped by a large appetite for risk and falling rates. Asia credit returns, which is an important driver of the Emerging Markets bond index, had its best first half-year on record, and U.S. High Yield bonds had their best first half in 10 years. As a result, if history is any guide, it is reasonable to expect smaller gains for the remainder of the year (and possibly increased levels of volatility), as uncertainty regarding central bank guidelines, trade wars and a general sense of geopolitical instability conspires to potentially slow the global economy.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Brighthouse Asset Allocation 100 Portfolio invests in underlying portfolios of the Brighthouse Funds Trust I and the Brighthouse Funds Trust II to maintain a broad asset allocation of approximately 100% to equities, although some residual cash is expected to be held by the underlying portfolios. Over the six-month period, the Portfolio outpaced the Dow Jones Aggressive Index. The main drivers of performance were an underweight to Emerging Markets equities, and strong-performing underlying U.S. and Non-U.S. equity portfolios.

The overall contribution from the underlying U.S. Equity portfolios added to relative performance for the period. Within the Portfolio’s Large Cap sleeve, the BlackRock Capital Appreciation Portfolio stood out as it outperformed its benchmark by 2.5%. The portfolio benefitted from strong security selection within the Industrials and Consumer Discretionary sectors, in addition to an underweight to the Biotechnology sub-sector of Healthcare. The MFS Value

BHFTI-1

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*—(Continued)

Portfolio was another positive contributor to relative performance as it outperformed its benchmark by 2.3%. The primary drivers of performance were security selection within the Financials and Consumer Staples sectors and an overweight to Industrials. The ClearBridge Aggressive Growth Portfolio was a detractor from relative performance as the portfolio returned 8.5% less than its benchmark. Leading drivers of underperformance were security selection within the Technology and Healthcare sectors, and overweights to Energy and Healthcare. Within Mid Cap, the Morgan Stanley Discovery Portfolio, in particular, stood out, as it outperformed its benchmark by 17.6% for the period. Security selection within the Technology sector was by far the strongest contributor to the outperformance, but the portfolio also benefitted from security selection within the Healthcare, Consumer Discretionary, Financials and Communication Services sectors. Within the Small Cap sleeve, the Neuberger Berman Genesis Portfolio delivered the strongest relative performance as it outperformed its benchmark by 9.1% during the first six months of the year. The portfolio benefitted from its significant tilt towards Growth and Quality stocks versus its benchmark, along with favorable security selection in nine out of ten sectors.

The Non-U.S. equity portfolios overall contributed to relative performance. The strongest relative performance came from the Baillie Gifford International Stock Portfolio, which outperformed its benchmark by 6.9% for the period. The main drivers of performance were security selection within the Consumer Discretionary, Industrials, Technology and Basic Materials sectors, as well as an overweight to Technology and an underweight to Communication Services. The Brighthouse/Artisan International Portfolio was another strong performer, exceeding its benchmark by 6.4%. The outperformance was driven by security selection, particularly within the Financials, Materials and Industrials sectors. The Van Eck Global Natural Resources Portfolio, however, underperformed its benchmark by 1.6%. The underperformance was primarily a result of underweight positioning to and security selection within the Oil & Gas Storage & Transportation sector, and overweight positioning and security selection in the Oil & Gas Exploration & Production sector.

Investment Committee

Brighthouse Investment Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES AGGRESSIVE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
Brighthouse Asset Allocation 100 Portfolio
Class A	17.92	4.26	7.01	11.85
Class B	17.78	4.00	6.74	11.57
Dow Jones Aggressive Index	12.03	5.72	5.32	12.24

1 The Dow Jones Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global equity securities market. It is a total returns index formed by equally weighing nine equity style indices with monthly rebalancing. The nine Dow Jones equity style indices include: U.S. Large Cap Value, U.S. Large Cap Growth, U.S. Mid Cap Value, U.S. Small Cap Value, U.S. Mid Cap Growth, U.S. Small Cap Growth, Emerging Markets LN, Europe/Canada, and Asia/Pacific.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
MFS Value Portfolio (Class A)	6.6
Invesco Comstock Portfolio (Class A)	6.3
ClearBridge Aggressive Growth Portfolio (Class A)	6.2
T. Rowe Price Large Cap Growth Portfolio (Class A)	6.1
Jennison Growth Portfolio (Class A)	6.1
T. Rowe Price Large Cap Value Portfolio (Class A)	6.0
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	5.5
Harris Oakmark International Portfolio (Class A)	5.3
Brighthouse/Dimensional International Small Company Portfolio (Class A)	4.8
Baillie Gifford International Stock Portfolio (Class A)	4.3

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	50.6
International Developed Market Equities	21.6
U.S. Small Cap Equities	10.9
Global Equities	5.5
U.S. Mid Cap Equities	5.0
Emerging Market Equities	3.4
Real Estate Equities	3.0

BHFTI-3

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse Asset Allocation 100 Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.76%	$1,000.00	$1,179.20	$4.11
	Hypothetical*	0.76%	$1,000.00	$1,021.03	$3.81

Class B (a)	Actual	1.01%	$1,000.00	$1,177.80	$5.45
	Hypothetical*	1.01%	$1,000.00	$1,019.79	$5.06

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	5,787,249	$71,298,912
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,661,246	66,898,372
Brighthouse Small Cap Value Portfolio (Class A) (b)	2,494,468	35,770,671
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	2,718,226	29,329,663
Brighthouse/Artisan International Portfolio (Class A) (b)	5,718,461	66,963,182
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	76,580	16,713,559
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	7,198,735	79,833,969
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	2,796,934	91,739,445
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	4,524,347	62,797,937
Clarion Global Real Estate Portfolio (Class A) (b)	4,049,186	48,954,653
ClearBridge Aggressive Growth Portfolio (Class A) (b)	6,587,751	102,966,552
Frontier Mid Cap Growth Portfolio (Class A) (a)	474,003	16,699,137
Harris Oakmark International Portfolio (Class A) (b)	7,170,372	88,410,686
Invesco Comstock Portfolio (Class A) (b)	7,965,803	103,555,437
Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio) (Class A) (b)	1,958,328	41,986,543
Invesco Small Cap Growth Portfolio (Class A) (b)	2,376,160	30,058,418
Jennison Growth Portfolio (Class A) (a)	6,731,471	100,096,967
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,284,825	31,713,368
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	2,774,186	37,423,765
MFS Research International Portfolio (Class A) (b)	4,217,612	50,273,931
MFS Value Portfolio (Class A) (a)	7,247,067	108,561,062

Affiliated Investment Companies—(Continued)
Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio) (Class A) (b)	373,168	8,347,764
Neuberger Berman Genesis Portfolio (Class A) (a)	985,867	19,342,705
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (b) (c)	2,794,040	27,325,715
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,751,193	100,107,640
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	3,493,911	100,030,679
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	1,585,319	16,851,944
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,116,604	25,346,907
Van Eck Global Natural Resources Portfolio (Class A) (a)	5,752,143	49,583,471
Victory Sycamore Mid Cap Value Portfolio (Class A) (b)	475,579	8,374,938
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,430,468	16,779,395

Total Mutual Funds (Cost $1,643,314,767)		1,654,137,387

Total Investments—100.0% (Cost $1,643,314,767)		1,654,137,387
Other assets and liabilities (net)—0.0%		(542,873)

Net Assets—100.0%		$1,653,594,514

(a)	A Portfolio of Brighthouse Funds Trust II. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust I. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,654,137,387	$—	$—	$1,654,137,387
Total Investments	$1,654,137,387	$—	$—	$1,654,137,387

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Affiliated investments at value (a)	$1,654,137,387
Receivable for:
Affiliated investments sold	361,416
Fund shares sold	65,361

Total Assets	1,654,564,164
Liabilities
Payables for:
Fund shares redeemed	426,777
Accrued Expenses:
Management fees	97,063
Distribution and service fees	203,348
Deferred trustees’ fees	176,033
Other expenses	66,429

Total Liabilities	969,650

Net Assets	$1,653,594,514

Net Assets Consist of:
Paid in surplus	$1,460,409,812
Distributable earnings (Accumulated losses)	193,184,702

Net Assets	$1,653,594,514

Net Assets
Class A	$638,938,354
Class B	1,014,656,160
Capital Shares Outstanding*
Class A	54,004,159
Class B	86,125,791
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.83
Class B	11.78

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $1,643,314,767.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends from affiliated investments	$21,049,069

Total investment income	21,049,069
Expenses
Management fees	586,261
Administration fees	15,120
Custodian and accounting fees	14,033
Distribution and service fees—Class B	1,233,554
Audit and tax services	15,979
Legal	22,463
Trustees’ fees and expenses	31,324
Miscellaneous	4,582

Total expenses	1,923,316

Net Investment Income	19,125,753

Net Realized and Unrealized Gain
Net realized gain on:
Affiliated investments	9,074,602
Capital gain distributions from affiliated investments	155,349,116

Net realized gain	164,423,718

Net change in unrealized appreciation on affiliated investments	76,228,397

Net realized and unrealized gain	240,652,115

Net Increase in Net Assets From Operations	$259,777,868

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$19,125,753	$19,250,737
Net realized gain	164,423,718	178,880,264
Net change in unrealized appreciation (depreciation)	76,228,397	(359,019,122)

Increase (decrease) in net assets from operations	259,777,868	(160,888,121)

From Distributions to Shareholders
Class A	(77,263,645)	(32,014,947)
Class B	(120,954,219)	(50,500,147)

Total distributions	(198,217,864)	(82,515,094)

Increase (decrease) in net assets from capital share transactions	113,335,406	(86,358,475)

Total increase (decrease) in net assets	174,895,410	(329,761,690)

Net Assets
Beginning of period	1,478,699,104	1,808,460,794

End of period	$1,653,594,514	$1,478,699,104

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	421,952	$5,387,187	914,290	$11,828,587
Reinvestments	6,712,741	77,263,645	2,410,765	32,014,947
Redemptions	(2,299,637)	(29,172,855)	(4,624,865)	(60,715,993)

Net increase (decrease)	4,835,056	$53,477,977	(1,299,810)	$(16,872,459)

Class B
Sales	953,770	$12,016,335	3,238,684	$42,374,710
Reinvestments	10,554,469	120,954,219	3,817,093	50,500,147
Redemptions	(5,773,226)	(73,113,125)	(12,354,264)	(162,360,873)

Net increase (decrease)	5,735,013	$59,857,429	(5,298,487)	$(69,486,016)

Increase (decrease) derived from capital shares transactions		$113,335,406		$(86,358,475)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.45		$13.32	$11.62	$12.60	$14.03	$13.46

Income (Loss) from Investment Operations
Net investment income (a)	0.16		0.17	0.15	0.15	0.17	0.12
Net realized and unrealized gain (loss)	1.85		(1.38)	2.45	0.83	(0.31)	0.58

Total income (loss) from investment operations	2.01		(1.21)	2.60	0.98	(0.14)	0.70

Less Distributions
Distributions from net investment income	(0.24)		(0.17)	(0.19)	(0.32)	(0.22)	(0.13)
Distributions from net realized capital gains	(1.39)		(0.49)	(0.71)	(1.64)	(1.07)	0.00

Total distributions	(1.63)		(0.66)	(0.90)	(1.96)	(1.29)	(0.13)

Net Asset Value, End of Period	$11.83		$11.45	$13.32	$11.62	$12.60	$14.03

Total Return (%) (b)	17.92	(c)	(9.80)	23.21	9.19	(1.67)	5.24

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.09	(e)	0.08	0.08	0.08	0.08	0.08
Ratio of net investment income to average net assets (%) (f)	1.22	(e)(g)	1.26	1.18	1.27	1.27	0.85
Portfolio turnover rate (%)	8	(c)	12	8	11	11	17
Net assets, end of period (in millions)	$638.9		$563.0	$672.4	$590.2	$581.6	$631.6

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.39		$13.26	$11.57	$12.54	$13.98	$13.40

Income (Loss) from Investment Operations
Net investment income (a)	0.14		0.13	0.11	0.12	0.14	0.08
Net realized and unrealized gain (loss)	1.84		(1.37)	2.45	0.84	(0.33)	0.60

Total income (loss) from investment operations	1.98		(1.24)	2.56	0.96	(0.19)	0.68

Less Distributions
Distributions from net investment income	(0.20)		(0.14)	(0.16)	(0.29)	(0.18)	(0.10)
Distributions from net realized capital gains	(1.39)		(0.49)	(0.71)	(1.64)	(1.07)	0.00

Total distributions	(1.59)		(0.63)	(0.87)	(1.93)	(1.25)	(0.10)

Net Asset Value, End of Period	$11.78		$11.39	$13.26	$11.57	$12.54	$13.98

Total Return (%) (b)	17.78	(c)	(10.06)	22.93	8.98	(2.01)	5.09

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.34	(e)	0.33	0.33	0.33	0.33	0.33
Ratio of net investment income to average net assets (%) (f)	0.96	(e)(g)	1.01	0.93	1.03	1.01	0.60
Portfolio turnover rate (%)	8	(c)	12	8	11	11	17
Net assets, end of period (in millions)	$1,014.7		$915.7	$1,136.1	$1,026.6	$1,051.4	$1,169.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse Asset Allocation 100 Portfolio (the “Asset Allocation Portfolio”), which is diversified. The Asset Allocation Portfolio operates under a “fund of funds” structure, investing substantially all of its assets in other Portfolios advised by Brighthouse Investment Advisers (each, an “Underlying Portfolio,” and, collectively, the “Underlying Portfolios”). Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Asset Allocation Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Asset Allocation Portfolio. Shares of each Class of the Asset Allocation Portfolio represent an equal pro rata interest in the Asset Allocation Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Asset Allocation Portfolio, and certain Asset Allocation Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Asset Allocation Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Asset Allocation Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Asset Allocation Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Asset Allocation Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Asset Allocation Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Asset Allocation Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Asset Allocation Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying Portfolios are valued at their closing daily NAV on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Asset Allocation Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Asset Allocation Portfolio records dividends and distributions on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Asset Allocation Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Asset Allocation Portfolio

BHFTI-9

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

files U.S. federal tax returns. No income tax returns are currently under examination. The Asset Allocation Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Asset Allocation Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

3. Certain Risks

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Asset Allocation Portfolio’s prospectus includes a discussion of the principal risks of investing in the Asset Allocation Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$223,214,462	$0	$133,596,743

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Asset Allocation Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

Under the terms of the Asset Allocation Portfolio’s Management Agreement, the Asset Allocation Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Asset Allocation Portfolio’s average daily net assets as follows:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$586,261	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

BHFTI-10

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

In addition to the above management fee paid to the Adviser, the Asset Allocation Portfolio indirectly pays Brighthouse Investment Advisers a management fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2019 were as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2019
Baillie Gifford International Stock Portfolio (Class A)	$62,931,587	$5,039,044	$(4,338,898)	$1,375,574	$6,291,605	$71,298,912
BlackRock Capital Appreciation Portfolio (Class A)	60,354,008	10,786,653	(7,358,994)	2,262,011	854,694	66,898,372
Brighthouse Small Cap Value Portfolio (Class A)	28,860,181	6,220,697	(898,223)	(12,868)	1,600,884	35,770,671
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A)	54,232,845	551,764	(32,729,569)	982,162	6,292,461	29,329,663
Brighthouse/Artisan International Portfolio (Class A)	60,015,871	940,803	(4,803,471)	545,764	10,264,215	66,963,182
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	14,663,286	2,029,820	(525,486)	27,175	518,764	16,713,559
Brighthouse/Dimensional International Small Company Portfolio (Class A)	71,059,340	8,753,706	(235,344)	(40,062)	296,329	79,833,969
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	83,298,299	8,837,609	(8,496,373)	(752,650)	8,852,560	91,739,445
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	56,187,301	7,814,475	(4,646,939)	592,793	2,850,307	62,797,937
Clarion Global Real Estate Portfolio (Class A)	45,421,203	1,759,743	(3,979,938)	(229,583)	5,983,228	48,954,653
ClearBridge Aggressive Growth Portfolio (Class A)	92,836,250	14,837,945	(1,902,297)	927,711	(3,733,057)	102,966,552
Frontier Mid Cap Growth Portfolio (Class A)	15,118,219	2,094,066	(1,944,421)	214,025	1,217,248	16,699,137
Harris Oakmark International Portfolio (Class A)	78,982,189	8,949,740	(1,114,635)	(35,076)	1,628,468	88,410,686
Invesco Comstock Portfolio (Class A)	91,982,621	14,695,674	(2,038,888)	631,009	(1,714,979)	103,555,437
Invesco Global Equity Portfolio (Class A) (formerly, Oppenheimer Global Equity Portfolio)	37,376,033	5,543,327	(3,222,750)	471,416	1,818,517	41,986,543
Invesco Small Cap Growth Portfolio (Class A)	25,948,312	4,664,318	(1,126,078)	(82,810)	654,676	30,058,418
Jennison Growth Portfolio (Class A)	90,486,670	14,856,932	(8,838,001)	2,429,026	1,162,340	100,096,967
JPMorgan Small Cap Value Portfolio (Class A)	25,900,173	7,173,225	(521,347)	16,183	(854,866)	31,713,368
Loomis Sayles Small Cap Growth Portfolio (Class A)	25,609,427	12,990,392	(1,058,608)	194,376	(311,822)	37,423,765

BHFTI-11

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Security Description	Market Value December 31, 2018	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2019
MFS Research International Portfolio (Class A)	$45,022,708	$3,053,162	$(2,612,415)	$232,628	$4,577,848	$50,273,931
MFS Value Portfolio (Class A)	97,131,565	9,139,056	(6,339,519)	1,040,140	7,589,820	108,561,062
Morgan Stanley Discovery Portfolio (Class A) (formerly, Morgan Stanley Mid Cap Growth Portfolio)	7,479,913	1,497,706	(2,189,907)	964,311	595,741	8,347,764
Neuberger Berman Genesis Portfolio (Class A)	17,022,926	2,597,969	(1,456,813)	489,169	689,454	19,342,705
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	27,947,574	(10,972)	(663)	(610,224)	27,325,715
T. Rowe Price Large Cap Growth Portfolio (Class A)	90,508,095	15,144,496	(8,279,634)	1,445,487	1,289,196	100,107,640
T. Rowe Price Large Cap Value Portfolio (Class A)	89,648,854	13,609,644	(3,869,399)	1,093,035	(451,455)	100,030,679
T. Rowe Price Mid Cap Growth Portfolio (Class A)	15,103,724	2,676,348	(1,771,300)	24,933	818,239	16,851,944
T. Rowe Price Small Cap Growth Portfolio (Class A)	21,968,799	3,365,231	(1,741,781)	249,767	1,504,891	25,346,907
Van Eck Global Natural Resources Portfolio (Class A)	51,737,793	4,657,611	(13,721,062)	(5,500,183)	12,409,312	49,583,471
Victory Sycamore Mid Cap Value Portfolio (Class A)	7,399,113	373,826	(436,242)	(23,987)	1,062,228	8,374,938
Wells Capital Management Mid Cap Value Portfolio (Class A)	14,929,364	611,906	(1,387,439)	(456,211)	3,081,775	16,779,395

	$1,479,216,669	$223,214,462	$(133,596,743)	$9,074,602	$76,228,397	$1,654,137,387

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2019
Baillie Gifford International Stock Portfolio (Class A)	$4,107,092	$931,952	5,787,249
BlackRock Capital Appreciation Portfolio (Class A)	10,646,639	140,014	1,661,246
Brighthouse Small Cap Value Portfolio (Class A)	3,000,994	409,431	2,494,468
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A)	—	546,714	2,718,226
Brighthouse/Artisan International Portfolio (Class A)	—	940,803	5,718,461
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	1,903,249	124,179	76,580
Brighthouse/Dimensional International Small Company Portfolio (Class A)	7,179,331	1,024,698	7,198,735
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	7,374,903	1,462,706	2,796,934
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	7,102,260	712,215	4,524,347
Clarion Global Real Estate Portfolio (Class A)	—	1,617,934	4,049,186
ClearBridge Aggressive Growth Portfolio (Class A)	13,671,775	1,076,694	6,587,751
Frontier Mid Cap Growth Portfolio (Class A)	2,090,811	—	474,003
Harris Oakmark International Portfolio (Class A)	6,673,082	2,121,500	7,170,372
Invesco Comstock Portfolio (Class A)	12,261,129	2,434,545	7,965,803
Invesco Global Equity Portfolio (Class A) (formerly, Oppenheimer Global Equity Portfolio)	5,110,785	432,542	1,958,328
Invesco Small Cap Growth Portfolio (Class A)	4,627,297	—	2,376,160
Jennison Growth Portfolio (Class A)	14,416,261	440,672	6,731,471
JPMorgan Small Cap Value Portfolio (Class A)	3,262,263	436,175	2,284,825
Loomis Sayles Small Cap Growth Portfolio (Class A)	5,830,493	—	2,774,186
MFS Research International Portfolio (Class A)	2,264,862	788,300	4,217,612
MFS Value Portfolio (Class A)	7,077,765	2,061,291	7,247,067
Morgan Stanley Discovery Portfolio (Class A) (formerly, Morgan Stanley Mid Cap Growth Portfolio)	1,414,656	—	373,168
Neuberger Berman Genesis Portfolio (Class A)	2,553,690	44,279	985,867
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	—	2,794,040
T. Rowe Price Large Cap Growth Portfolio (Class A)	14,728,639	415,858	4,751,193
T. Rowe Price Large Cap Value Portfolio (Class A)	11,341,370	2,268,275	3,493,911
T. Rowe Price Mid Cap Growth Portfolio (Class A)	2,633,072	43,276	1,585,319
T. Rowe Price Small Cap Growth Portfolio (Class A)	3,351,276	11,670	1,116,604
Van Eck Global Natural Resources Portfolio (Class A)	—	303,037	5,752,143
Victory Sycamore Mid Cap Value Portfolio (Class A)	265,457	108,369	475,579
Wells Capital Management Mid Cap Value Portfolio (Class A)	459,965	151,940	1,430,468

	$155,349,116	$21,049,069

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,643,863,434

Gross unrealized appreciation	75,542,594
Gross unrealized depreciation	(65,268,641)

Net unrealized appreciation (depreciation)	$10,273,953

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$19,432,246	$22,681,379	$63,082,848	$94,315,212	$82,515,094	$116,996,591

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$25,993,324	$171,747,791	$(65,954,444)	$—	$131,786,671

The Asset Allocation Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Asset Allocation Portfolio had no accumulated capital losses.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Managed by Brighthouse Investment Advisers, LLC and Pacific Investment Management Company LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B shares of the Brighthouse Balanced Plus Portfolio returned 15.33%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 12.03%.

MARKET ENVIRONMENT / CONDITIONS

Following the steep sell-off at the end of 2018, risk assets bounced back in the first quarter of 2019 as dovish pivots from global central banks helped ease financial conditions and optimism over U.S.-China trade negotiations bolstered investor sentiment. Still, economic data continued to signal decelerating global growth. Throughout the first quarter of the year, robust risk appetites reverberated across most risk assets despite fundamental data continuing to indicate a slowdown in global growth. Meanwhile, headlines highlighted continued political uncertainty surrounding Brexit, but also progress on a potential U.S.-China trade deal.

In the second quarter, the market rally from the first quarter broadly continued, barring a brief hiccup in May as U.S.-China trade tensions intensified. Amid the uncertain outlook on trade and global growth, rates across the U.S. curve and globally continued to fall. Movements in the market continued to be dominated by the increasing dovishness of global central banks and key geopolitical developments, including relations between the U.S. and China and Iran as well as prime minister elections in the U.K.

Altogether, the first half of 2019 ended with tighter credit spreads, muted inflation expectations, higher global equities, and overall lower yields across the developed world, including some partial curve inversions, as global central banks shifted toward a dovish tilt amid slowing global growth.

TOTAL PORTFOLIO REVIEW/ PERIOD-END POSITIONING

The Brighthouse Balanced Plus Portfolio is composed of two sleeves. Approximately 70% of the Portfolio’s assets were invested in a variety of underlying portfolios of the Brighthouse Funds Trust I and the Brighthouse Funds Trust II to achieve and maintain a broad asset allocation of approximately 40% to fixed income and 30% to equities. These assets (the “Base Sleeve”) were managed by the Investment Committee of Brighthouse Investment Advisers, LLC. The remaining 30% of the assets (the “Overlay Sleeve”) are designed to keep the Portfolio’s overall volatility level within the desired range by dynamically changing its total equity exposure in response to measures of implied equity market volatility. To gain and actively manage this equity exposure, the Overlay Sleeve’s subadviser, Pacific Investment Management Company LLC (“PIMCO”), invested in equity index derivative instruments and various fixed income instruments that served as collateral for the equity derivative exposure. Since the Overlay Sleeve constitutes a substantial percent of the Portfolio’s allocation, overlay sleeve performance may significantly impact total Portfolio return in any given period.

In regard to positioning, the Portfolio ended the period with a maximum overweight exposure to U.S. equities of about 70% as volatility remained subdued. The fixed income collateral ended the period overweight duration relative to the benchmark. The fixed income collateral held positions in Corporate, Agency, Mortgages, Municipals, and Quasi-Sovereign bonds to diversify and enhance the return potential.

BASE SLEEVE REVIEW

The Base Sleeve Portfolio returned 11.5% over the six-month period versus 10.8% for its benchmark. The main driver of relative returns was strong performance by the underlying U.S. equity and non- U.S. equity portfolios.

The underlying Fixed Income portfolios subtracted from relative performance over the first half of 2019. The worst performer was the Brighthouse/Templeton International Bond Portfolio, which underperformed its benchmark by 2.1%. The biggest detractors from performance resulted from underweighted duration exposure in the U.S., Europe and Japan, in addition to an overweight to the Argentine peso. The Brighthouse/Eaton Vance Floating Rate Portfolio also underperformed for the period, returning 1.1% less its benchmark. Performance was hurt by its cash holdings as the loan market advanced 5.7%, as well as security selection within Financial Intermediaries, Retailers and Oil & Gas industries. On the other hand, the Western Asset Management Strategic Bond Opportunities Portfolio outperformed its benchmark by 3.6% for the period. The portfolio benefitted from its allocation to corporate bonds as spreads tightened for both Investment Grade and High Yield securities. In addition, the portfolio benefitted from an overweight exposure to U.S. duration, as interest rates fell significantly over the first six months of the year.

The overall contribution from the underlying U.S. Equity portfolios added to relative performance for the period. Within the Portfolio’s Large Cap sleeve, the BlackRock Capital Appreciation Portfolio stood out as it outperformed its benchmark by 2.5%. The portfolio benefitted from strong security selection within the Industrials and Consumer Discretionary sectors, in addition to an underweight to the Biotechnology sub-sector of Healthcare. The MFS Value Portfolio was another positive contributor to relative performance as it outperformed its benchmark by 2.3%. The primary drivers of performance were security selection within the Financials and Consumer Staples sectors and an overweight to Industrials. The ClearBridge Aggressive Growth Portfolio was a detractor from relative performance as the portfolio returned 8.5% less than its benchmark. Leading drivers of underperformance were security selection within the Technology and Healthcare sectors, and overweights to Energy and Healthcare. Within Mid Cap, the Morgan Stanley Discovery Portfolio stood out, as it outperformed its benchmark by 17.6% for the period. Security selection within the Technology sector was by far

BHFTI-1

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Managed by Brighthouse Investment Advisers, LLC and Pacific Investment Management Company LLC

Portfolio Manager Commentary*—(Continued)

the strongest contributor to the outperformance, but the portfolio also benefitted from security selection within the Healthcare, Consumer Discretionary, Financials and Communication Services sectors. Within the Small Cap sleeve, the Neuberger Berman Genesis Portfolio delivered the strongest relative performance as it outperformed its benchmark by 9.1% during the first six months of the year. The portfolio benefitted from its significant tilt towards Growth and Quality stocks versus its benchmark, along with favorable security selection in nine out of ten sectors.

The non-U.S. equity portfolios overall contributed to relative performance. The strongest relative performance came from the Baillie Gifford International Stock Portfolio, which outperformed its benchmark by 6.9% for the period. The main drivers of performance were security selection within the Consumer Discretionary, Industrials, Technology and Basic Materials sectors, as well as an overweight to Technology and an underweight to Communication Services. The Brighthouse/Artisan International Portfolio was another strong performer, exceeding its benchmark by 6.4%. The outperformance was driven by security selection, particularly within the Financials, Materials and Industrials sectors. The Van Eck Global Natural Resources Portfolio, however, underperformed its benchmark by 1.6%. The underperformance was primarily a result of underweight positioning to and security selection within the Oil & Gas Storage & Transportation sector, and overweight positioning and security selection in the Oil & Gas Exploration & Production sector.

OVERLAY SLEEVE REVIEW

Amid the market rally, the Portfolio, on average, maintained a near maximum equity exposure throughout the period. The dynamic equity allocation, obtained via equity futures contracts, in the Overlay Sleeve added to performance as the S&P 500 Index ended the period higher.

The Portfolio’s fixed income sleeve, which served as collateral to equity derivatives, was positive relative to the benchmark. U.S. yield curve positioning, partially facilitated through the use of futures, contributed to performance as a focus on mid- to long-term rates benefitted from falling rates over the period. Within a diversified set of spread sectors, exposure to Agency Mortgage-Backed Securities detracted while an allocation to investment grade corporate credit added as corporate spreads generally tightened.

The Base Sleeve is managed by:

Investment Committee

Brighthouse Investment Advisers, LLC

The Overlay Sleeve is managed by:

David L. Braun

Yang Lu

Graham A. Rennison

Portfolio Managers

Pacific Investment Management Company LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[2]
Brighthouse Balanced Plus Portfolio
Class B	15.33	7.94	6.07	7.21
Dow Jones Moderate Index	12.03	5.72	5.32	6.33

1 The Dow Jones Moderate Index is a total return index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 Inception date of the Class B shares is 5/2/2011. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
BlackRock Bond Income Portfolio (Class A)	6.8
U.S. Treasury Note	5.9
PIMCO Total Return Portfolio (Class A)	5.5
TCW Core Fixed Income Portfolio (Class A)	5.4
JPMorgan Core Bond Portfolio (Class A)	4.2
Harris Oakmark International Portfolio (Class A)	3.5
Western Asset Management U.S. Government Portfolio (Class A)	3.4
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	3.3
Baillie Gifford International Stock Portfolio (Class A)	2.6
MFS Research International Portfolio (Class A)	2.5

Exposure by Asset Class

% of Net Assets
Investment Grade Fixed Income	59.2
U.S. Large Cap Equities	44.5
International Developed Market Equities	12.0
U.S. Mid Cap Equities	5.8
High Yield Fixed Income	5.7
U.S. Small Cap Equities	4.4
International Fixed Income	3.5
Global Equities	2.3
Emerging Market Equities	1.3
Real Estate Equities	0.9

BHFTI-3

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse Balanced Plus Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B (a) (b)	Actual	0.91%	$1,000.00	$1,153.30	$4.86
	Hypothetical*	0.91%	$1,000.00	$1,020.28	$4.56

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.
(b)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Mutual Funds—69.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—69.1%
AB International Bond Portfolio (Class A) (a) (c)	19,553,479	$201,009,762
Baillie Gifford International Stock Portfolio (Class A) (b)	25,545,952	314,726,128
BlackRock Bond Income Portfolio (Class A) (b)	7,611,642	806,453,439
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,276,813	51,417,254
BlackRock High Yield Portfolio (Class A) (a)	15,777,220	118,171,377
Brighthouse Small Cap Value Portfolio (Class A) (a)	8,430,752	120,896,988
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	7,692,866	83,006,029
Brighthouse/Artisan International Portfolio (Class A) (a)	21,015,006	246,085,721
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	803,905	175,452,304
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	14,016,522	155,443,228
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	17,292,537	172,406,594
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	30,622,606	289,996,075
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	21,831,869	210,895,854
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	1,798,703	58,997,457
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,309,263	59,812,572
Clarion Global Real Estate Portfolio (Class A) (a)	8,748,567	105,770,180
ClearBridge Aggressive Growth Portfolio (Class A) (a)	2,583,647	40,382,401
Frontier Mid Cap Growth Portfolio (Class A) (b) (c)	4,408,724	155,319,353
Harris Oakmark International Portfolio (Class A) (a)	33,349,533	411,199,745
Invesco Comstock Portfolio (Class A) (a)	3,069,670	39,905,704
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	8,039,423	101,698,706
Jennison Growth Portfolio (Class A) (b)	4,188,199	62,278,514
JPMorgan Core Bond Portfolio (Class A) (a)	49,958,838	506,083,027
JPMorgan Small Cap Value Portfolio (Class A) (a)	6,850,094	95,079,300
MFS Research International Portfolio (Class A) (a)	25,276,786	301,299,288
MFS Value Portfolio (Class A) (b)	3,372,195	50,515,484
Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio) (Class A) (a) (c)	2,675,429	59,849,343
Neuberger Berman Genesis Portfolio (Class A) (b)	4,272,877	83,833,843
Oppenheimer Global Equity Portfolio (Class A) (a)	5,634,177	120,796,761
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	24,027,070	235,705,555
PIMCO Total Return Portfolio (Class A) (a)	55,365,495	650,544,566
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a) (c)	7,821,654	76,495,778
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	1,457,176	41,718,943
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	11,474,729	121,976,370
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	5,578,923	126,641,561
TCW Core Fixed Income Portfolio (Class A) (a)	62,394,395	638,294,662
Van Eck Global Natural Resources Portfolio (Class A) (b)	17,976,328	154,955,943
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	15,372,214	180,316,074
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	29,672,727	392,866,905
Western Asset Management U.S. Government Portfolio (Class A) (b)	35,229,792	409,722,482

Total Mutual Funds (Cost $8,345,340,512)		8,228,021,270

U.S. Treasury & Government Agencies—27.1%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—3.9%
Fannie Mae 30 Yr. Pool
3.500%, TBA (d)	215,000,000	$219,671,256
4.000%, TBA (d)	225,000,000	232,466,113
Fannie Mae Pool
2.920%, 03/01/35	2,950,000	2,865,907
3.180%, 07/01/35	2,740,657	2,815,848
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.176%, 11/25/28	7,239,348	7,564,958

		465,384,082

Federal Agencies—1.6%
Federal Home Loan Mortgage Corp.
2.375%, 01/13/22	10,500,000	10,646,665
6.250%, 07/15/32	30,000,000	43,045,324
Federal National Mortgage Association
1.875%, 09/24/26	36,006,000	35,623,568
6.625%, 11/15/30	19,200,000	27,438,375
Residual Funding Corp. Principal Strip
Zero Coupon, 10/15/19	24,600,000	24,435,767
Zero Coupon, 07/15/20	18,900,000	18,509,528
Zero Coupon, 04/15/30	19,500,000	14,934,945
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,776,475
4.250%, 09/15/65	10,000,000	12,569,314

		188,979,961

U.S. Treasury—21.6%
U.S. Treasury Bonds
2.750%, 08/15/42	29,400,000	30,818,320
2.750%, 11/15/42	196,000,000	205,287,031
2.875%, 05/15/43	126,000,000	134,637,891
2.875%, 08/15/45 (e)	51,300,000	54,768,762
2.875%, 11/15/46 (e)	114,100,000	121,948,832
3.000%, 11/15/44	96,000,000	104,767,500
3.000%, 02/15/47	96,900,000	106,131,996
3.000%, 02/15/49 (e)	218,000,000	239,084,688
3.125%, 02/15/42	93,900,000	104,903,906
3.125%, 02/15/43	89,700,000	99,934,910
3.375%, 05/15/44	99,895,000	115,975,753
3.625%, 08/15/43	25,200,000	30,392,578
4.250%, 11/15/40 (e)	177,700,000	232,953,594
4.375%, 05/15/40	31,300,000	41,646,117
4.375%, 05/15/41	51,000,000	68,043,164
4.625%, 02/15/40	113,700,000	155,973,305
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/45 (e) (f)	3,906,072	3,864,846
2.000%, 01/15/26 (e) (f)	4,891,816	5,442,787
3.625%, 04/15/28 (e) (f)	6,318,880	8,111,158
U.S. Treasury Note 2.750%, 08/31/23 (e) (g)	680,000,000	707,200,000

		2,571,887,138

Total U.S. Treasury & Government Agencies (Cost $3,040,121,073)		3,226,251,181

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—1.3%

Security Description	Principal Amount*	Value

Agriculture—0.1%
Philip Morris International, Inc. 6.375%, 05/16/38	5,000,000	$6,612,114

Banks—1.1%
Bank of America Corp.
3.419%, 3M LIBOR + 1.040%, 12/20/28 (h)	10,000,000	10,297,727
Bank of New York Mellon Corp. (The) 4.950%, 3M LIBOR + 3.420%, 06/20/20 (h)	6,800,000	6,881,872
Citigroup, Inc. 3.887%, 3M LIBOR + 1.563%, 01/10/28 (h)	10,000,000	10,575,217
Cooperatieve Rabobank UA 3.375%, 05/21/25	5,000,000	5,247,839
Goldman Sachs Group, Inc. (The) 3.750%, 02/25/26	19,500,000	20,346,973
HSBC Holdings plc
4.300%, 03/08/26	20,000,000	21,473,579
5.250%, 03/14/44	3,000,000	3,512,837
JPMorgan Chase & Co.
3.220%, 3M LIBOR + 1.155%, 03/01/25 (h)	19,900,000	20,463,278
6.125%, 3M LIBOR + 3.330%, 04/30/24 (h)	3,000,000	3,202,800
Mizuho Financial Group, Inc. 2.632%, 04/12/21 (144A)	5,200,000	5,214,948
Morgan Stanley 3.591%, 3M LIBOR + 1.340%, 07/22/28 (h)	10,000,000	10,407,810
Wells Fargo & Co. 5.900%, 3M LIBOR + 3.110%, 06/15/24 (h)	8,600,000	8,997,750

		126,622,630

Biotechnology—0.0%
Amgen, Inc. 2.700%, 05/01/22	3,300,000	3,330,402

Electric—0.0%
Ohio Power Co. 5.375%, 10/01/21	949,000	1,013,193

Insurance—0.0%
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	4,029,820

Pharmaceuticals—0.1%
Forest Laboratories LLC 4.875%, 02/15/21 (144A)	5,000,000	5,148,716

Telecommunications—0.0%
AT&T, Inc. 4.800%, 06/15/44	3,000,000	3,165,092

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,851,000	2,953,763

Total Corporate Bonds & Notes (Cost $145,584,566)		152,875,730

Mortgage-Backed Securities—0.2%
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust 3.953%, 09/15/37 (144A)	20,000,000	$21,203,886

Total Mortgage-Backed Securities (Cost $20,599,840)		21,203,886

Municipals—0.1%
Los Angeles Community College District, Build America Bond 6.750%, 08/01/49	400,000	633,176
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	2,207,709
University of California CA, Revenue 1.796%, 07/01/19	8,500,000	8,500,000

Total Municipals (Cost $11,012,922)		11,340,885

Short-Term Investments—7.8%

Repurchase Agreements—7.8%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/28/19, at 2.800%, due on 07/01/19 with a maturity value of $536,825,230; collateralized by U.S. Treasury Bond at 3.625%, maturing 08/15/43, with a market value of $547,827,428.	536,700,000	536,700,000
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $223,590; collateralized by U.S. Treasury Note at 2.500%, maturing 02/15/22, with a market value of $231,456.	223,568	223,568
JPMorgan Securities LLC Repurchase Agreement dated 06/28/19 at 2.460%, due on 07/02/19 with a maturity value of $250,017,083; collateralized by U.S. Treasury Inflation Indexed Note at 0.500%, maturing 01/15/28, with a market value of $254,756,292	250,000,000	250,000,000
Repurchase Agreement dated 06/28/19, at 2.730%, due on 07/01/19 with a maturity value of $148,033,670; collateralized by U.S. Treasury Note at 1.250%, maturing 02/29/20, with a market value of $149,629,981.	148,000,000	148,000,000

Total Short-Term Investments (Cost $934,923,568)		934,923,568

Total Investments—105.6% (Cost $12,497,582,481)		12,574,616,520
Other assets and liabilities (net)—(5.6)%		(665,474,856)

Net Assets—100.0%		$11,909,141,664

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(c)	Non-income producing security.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of this security has been transferred in a secured-borrowing transaction. (See Note 2 of the Notes to Financial Statements)
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2019, the market value of securities pledged was $218,428,080.
(h)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $35,597,370, which is 0.3% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	20,900,000	UBSA	07/02/19	USD	194,179	$(328)

Contracts to Deliver
JPY	20,900,000	CBNA	07/02/19	USD	191,838	(2,013)
JPY	20,900,000	UBSA	08/02/19	USD	194,636	320

Net Unrealized Depreciation						$(2,021)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
90 Day Eurodollar Futures	12/16/19	550	USD	134,873,750	$1,429,638
S&P 500 Index E-Mini Futures	09/20/19	33,240	USD	4,893,260,400	73,316,642

Net Unrealized Appreciation					$74,746,280

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(UBSA)—	UBS AG

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(CMO)—	Collateralized Mortgage Obligation

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$8,228,021,270	$—	$—	$8,228,021,270
Total U.S. Treasury & Government Agencies*	—	3,226,251,181	—	3,226,251,181
Total Corporate Bonds & Notes*	—	152,875,730	—	152,875,730
Total Mortgage-Backed Securities*	—	21,203,886	—	21,203,886
Total Municipals*	—	11,340,885	—	11,340,885
Total Short-Term Investments*	—	934,923,568	—	934,923,568
Total Investments	$8,228,021,270	$4,346,595,250	$—	$12,574,616,520

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$320	$—	$320
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,341)	—	(2,341)
Total Forward Contracts	$—	$(2,021)	$—	$(2,021)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$74,746,280	$—	$—	$74,746,280

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a)	$4,346,595,250
Affiliated investments at value (b)	8,228,021,270
Cash denominated in foreign currencies (c)	396,640
Unrealized appreciation on forward foreign currency exchange contracts	320
Receivable for:
Affiliated investments sold	304,547
TBA securities sold	355,580,059
Interest	22,342,402
Variation margin on futures contracts	23,904,204

Total Assets	12,977,144,692
Liabilities
Cash collateral for TBAs	3,123,000
Unrealized depreciation on forward foreign currency exchange contracts	2,341
Payables for:
Investments purchased	250,000,000
TBA securities purchased	804,574,074
Fund shares redeemed	5,133,733
Accrued Expenses:
Management fees	2,291,492
Distribution and service fees	2,407,338
Deferred trustees’ fees	123,654
Other expenses	347,396

Total Liabilities	1,068,003,028

Net Assets	$11,909,141,664

Net Assets Consist of:
Paid in surplus	$10,935,714,847
Distributable earnings (Accumulated losses)	973,426,817

Net Assets	$11,909,141,664

Net Assets
Class B	$11,909,141,664
Capital Shares Outstanding*
Class B	1,062,001,512
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$11.21

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $4,152,241,969.
(b)	Identified cost of affiliated investments was $8,345,340,512.
(c)	Identified cost of cash denominated in foreign currencies was $389,024.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends from affiliated investments	$218,520,516
Interest	48,165,095

Total investment income	266,685,611
Expenses
Management fees	13,612,851
Administration fees	73,674
Custodian and accounting fees	97,736
Distribution and service fees—Class B	14,244,934
Interest expense	229,973
Audit and tax services	21,738
Legal	22,464
Trustees’ fees and expenses	31,324
Shareholder reporting	33,988
Insurance	11,670
Miscellaneous	17,266

Total expenses	28,397,618
Less management fee waiver	(244,456)

Net expenses	28,153,162

Net Investment Income	238,532,449

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	20,337,598
Affiliated investments	5,913,521
Futures contracts	466,042,775
Forward foreign currency transactions	(4,716)
Capital gain distributions from affiliated investments	274,513,243

Net realized gain	766,802,421

Net change in unrealized appreciation on:
Investments	193,374,274
Affiliated investments	347,335,445
Futures contracts	84,843,808
Foreign currency transactions	8,491
Forward foreign currency transactions	4,225

Net change in unrealized appreciation	625,566,243

Net realized and unrealized gain	1,392,368,664

Net Increase in Net Assets From Operations	$1,630,901,113

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$238,532,449	$213,697,546
Net realized gain (loss)	766,802,421	(63,778,541)
Net change in unrealized appreciation (depreciation)	625,566,243	(1,022,326,138)

Increase (decrease) in net assets from operations	1,630,901,113	(872,407,133)

From Distributions to Shareholders
Class B	(236,378,234)	(1,222,844,162)

Total distributions	(236,378,234)	(1,222,844,162)

Increase (decrease) in net assets from capital share transactions	(272,425,576)	415,161,862

Total increase (decrease) in net assets	1,122,097,303	(1,680,089,433)

Net Assets
Beginning of period	10,787,044,361	12,467,133,794

End of period	$11,909,141,664	$10,787,044,361

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	3,664,919	$39,617,688	14,066,539	$156,261,022
Reinvestments	21,567,357	236,378,234	114,071,284	1,222,844,162
Redemptions	(50,811,294)	(548,421,498)	(87,050,674)	(963,943,322)

Net increase (decrease)	(25,579,018)	$(272,425,576)	41,087,149	$415,161,862

Increase (decrease) derived from capital shares transactions		$(272,425,576)		$415,161,862

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.92		$11.91	$10.76	$10.34	$11.70	$11.83

Income (Loss) from Investment Operations
Net investment income (a)	0.22		0.20	0.18	0.16	0.24	0.18
Net realized and unrealized gain (loss)	1.30		(0.98)	1.73	0.69	(0.68)	0.87

Total income (loss) from investment operations	1.52		(0.78)	1.91	0.85	(0.44)	1.05

Less Distributions
Distributions from net investment income	(0.23)		(0.20)	(0.18)	(0.31)	(0.24)	(0.22)
Distributions from net realized capital gains	0.00		(1.01)	(0.58)	(0.12)	(0.68)	(0.96)

Total distributions	(0.23)		(1.21)	(0.76)	(0.43)	(0.92)	(1.18)

Net Asset Value, End of Period	$11.21		$9.92	$11.91	$10.76	$10.34	$11.70

Total Return (%) (b)	15.33	(c)	(7.36)	18.33	8.36	(4.09)	9.65

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.50	(e)	0.50	0.50	0.50	0.49	0.50
Gross ratio of expenses to average net assets excluding interest expense (%) (d)	0.49	(e)	0.49	0.50	0.50	0.49	0.50
Net ratio of expenses to average net assets (%) (d)(f)	0.49	(e)	0.49	0.50	0.49	0.49	0.50
Net ratio of expenses to average net assets excluding interest expense (%) (d)(f)	0.49	(e)	0.49	0.49	0.49	0.49	0.50
Ratio of net investment income to average net assets (%) (g)	2.26	(e)	1.79	1.54	1.51	2.16	1.60
Portfolio turnover rate (%)	45	(c)(h)	54 (h)	32 (h)	17	20	13
Net assets, end of period (in millions)	$11,909.1		$10,787.0	$12,467.1	$10,965.1	$10,470.1	$11,130.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(h)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 12%, 24% and 8% for the six months ended June 30, 2019 and for the years ended December 31, 2018 and 2017, respectively.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse Balanced Plus Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

The Portfolio invests approximately 70% of its assets (the “Base Portion”) in other Portfolios of the Trust or of Brighthouse Funds Trust II (“Underlying Portfolios”) and approximately 30% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying Portfolios are valued at their closing daily NAV on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses for such Underlying Portfolios.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded over-the-counter (“OTC”) are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as Net realized gains in the Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-13

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had investments in repurchase agreements with a gross value of $934,923,568, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, the Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed-upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its Custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party with a right to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as reverse repurchase agreements on the Statement of Assets and Liabilities.

For the six months ended June 30, 2019, the Portfolio had an outstanding reverse repurchase agreement balance for 6 days.. The average amount of borrowings was $132,968,958 and the annualized weighted average interest rate was 2.35% during the 6 day period. There were no outstanding reverse repurchase agreements as of June 30, 2019.

Secured Borrowing Transactions - The Portfolio may enter into transactions consisting of a transfer of a security by the Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the six months ended June 30, 2019, the Portfolio entered into secured borrowing transactions involving a U.S. Treasury security. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities.

For the six months ended June 30, 2019, the Portfolio had an outstanding secured borrowing transaction balance for 45 days. For the six months ended June 30, 2019, the Portfolio’s average amount of borrowings was $71,954,071 and the weighted average interest rate was 1.60% during the 45 day period.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity derivative instruments, consisting primarily of stock index futures, was used to increase or decrease the Portfolio’s overall

BHFTI-15

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

equity exposure. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	$1,429,638
Equity	Unrealized appreciation on futures contracts (a) (b)	73,316,642
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	320	Unrealized depreciation on forward foreign currency exchange contracts	$2,341

Total		$74,746,600		$2,341

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
UBS AG	$320	$(320)	$—	$—

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Citibank N.A.	$2,013	$—	$—	$2,013
UBS AG	328	(320)	—	8

	$2,341	$(320)	$—	$2,021

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

BHFTI-16

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(4,716)	$(4,716)
Futures contracts	(11,380,929)	477,423,704	—	466,042,775

	$(11,380,929)	$477,423,704	$(4,716)	$466,038,059

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$4,225	$4,225
Futures contracts	3,945,610	80,898,198	—	84,843,808

	$3,945,610	$80,898,198	$4,225	$84,848,033

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$571,616
Futures contracts long	4,666,957,752
Futures contracts short	(218,421,788)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each

BHFTI-17

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$4,369,820,290	$816,805,805	$4,569,333,424	$611,977,342

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$3,840,263,377	$3,842,206,786

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is responsible for managing the Base Portion of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Pacific Investment Management Company LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets of the Overlay Portion of the Portfolio.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by Brighthouse Investment Advisers (Overlay Portion managed by PIMCO) for the six months ended June 30, 2019	% per annum	Average Daily Net Assets of the Overlay Portion
$11,438,735	0.725%	First $250 million
	0.700%	$250 million to $750 million
	0.675%	$750 million to $1 billion
	0.650%	Over $1 billion

Management Fees earned by Brighthouse Investment Advisers (Base Portion managed by the Adviser) for the six months ended June 30, 2019	% per annum	Average Daily Net Assets of the Base Portion
$2,174,116	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

In addition to the above management fees paid to the Adviser, the Portfolio indirectly pays Brighthouse Investment Advisers a management fee through its investment in the Underlying Portfolios.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Overlay Portion of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets of the Overlay Portion
0.050%	First $250 million
0.025%	$250 million to $750 million
0.025%	$2.5 billion to $5 billion
0.050%	Over $5 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 were shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2019 were as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2019
AB International Bond Portfolio (Class A)	$—	$195,541,354	$(6,658)	$92	$5,474,974	$201,009,762
Baillie Gifford International Stock Portfolio (Class A)	269,786,115	22,042,309	(10,027,734)	4,001,828	28,923,610	314,726,128
BlackRock Bond Income Portfolio (Class A)	810,696,845	29,643,931	(57,886,737)	(2,966,230)	26,965,630	806,453,439
BlackRock Capital Appreciation Portfolio (Class A)	44,644,212	8,242,048	(3,695,865)	1,406,857	820,002	51,417,254
BlackRock High Yield Portfolio (Class A)	111,398,641	7,029,357	(4,083,344)	(492,257)	4,318,980	118,171,377
Brighthouse Small Cap Value Portfolio (Class A)	103,244,335	11,559,690	(380,914)	10,419	6,463,458	120,896,988
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A)	157,202,025	1,531,668	(96,785,145)	5,315,987	15,741,494	83,006,029
Brighthouse/Artisan International Portfolio	213,123,340	3,421,914	(9,197,746)	1,088,346	37,649,867	246,085,721
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	152,267,478	21,305,598	(3,750,127)	932,916	4,696,439	175,452,304
Brighthouse/Dimensional International Small Company Portfolio (Class A)	137,349,845	17,984,570	(339,934)	(58,632)	507,379	155,443,228
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	167,044,028	8,076,787	(2,269,164)	41,929	(486,986)	172,406,594
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	285,957,427	10,248,910	(5,719,803)	(185,103)	(305,356)	289,996,075
Brighthouse/Templeton International Bond Portfolio (Class A)	284,630,729	17,804,832	(83,470,949)	(6,992,731)	(1,076,027)	210,895,854
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	52,704,477	5,639,059	(4,444,679)	(722,424)	5,821,024	58,997,457
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	51,590,641	7,390,801	(2,247,381)	323,832	2,754,679	59,812,572
Clarion Global Real Estate Portfolio (Class A)	98,856,827	3,487,993	(9,094,311)	1,433,650	11,086,021	105,770,180
ClearBridge Aggressive Growth Portfolio (Class A)	35,834,219	5,788,014	(87,080)	46,415	(1,199,167)	40,382,401
Frontier Mid Cap Growth Portfolio (Class A)	136,198,107	19,398,689	(13,270,436)	(646,063)	13,639,056	155,319,353
Harris Oakmark International Portfolio (Class A)	365,125,720	41,402,773	(2,336,680)	435,634	6,572,298	411,199,745
Invesco Comstock Portfolio (Class A)	34,802,784	5,686,584	(87,086)	26,855	(523,433)	39,905,704
Invesco Global Equity Portfolio (Class A) (formerly, Oppenheimer Global Equity Portfolio)	102,979,317	15,890,401	(4,172,621)	733,054	5,366,610	120,796,761
Invesco Small Cap Growth Portfolio (Class A)	85,458,517	15,680,447	(1,016,590)	(139,781)	1,716,113	101,698,706
Jennison Growth Portfolio (Class A)	54,858,201	9,212,845	(3,932,916)	990,412	1,149,972	62,278,514
JPMorgan Core Bond Portfolio (Class A)	580,821,441	23,566,569	(106,521,467)	(3,681,999)	11,898,483	506,083,027
JPMorgan Small Cap Value Portfolio (Class A)	85,459,556	11,159,545	(217,685)	3,381	(1,325,497)	95,079,300
MFS Research International Portfolio (Class A)	257,808,263	18,103,298	(2,143,658)	392,276	27,139,109	301,299,288
MFS Value Portfolio (Class A)	43,933,103	4,227,230	(1,507,484)	185,646	3,676,989	50,515,484
Morgan Stanley Discovery Portfolio (Class A) (formerly, Morgan Stanley Mid Cap Growth Portfolio)	51,003,869	10,071,306	(11,963,821)	4,211,427	6,526,562	59,849,343
Neuberger Berman Genesis Portfolio (Class A)	71,658,292	11,239,317	(3,880,518)	1,779,218	3,037,534	83,833,843
PIMCO Inflation Protected Bond Portfolio (Class A)	229,023,321	8,385,809	(7,525,823)	(1,450,612)	7,272,860	235,705,555
PIMCO Total Return Portfolio (Class A)	636,053,721	19,751,591	(25,273,550)	(1,236,780)	21,249,584	650,544,566
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	78,216,542	—	—	(1,720,764)	76,495,778
T. Rowe Price Large Cap Value Portfolio (Class A)	36,382,641	5,664,293	(490,040)	80,000	82,049	41,718,943
T. Rowe Price Mid Cap Growth Portfolio (Class A)	105,783,367	19,173,134	(8,771,497)	299,924	5,491,442	121,976,370
T. Rowe Price Small Cap Growth Portfolio (Class A)	105,223,935	16,679,362	(3,384,888)	1,047,261	7,075,891	126,641,561
TCW Core Fixed Income Portfolio (Class A)	639,470,176	21,750,924	(39,070,004)	811,661	15,331,905	638,294,662
Van Eck Global Natural Resources Portfolio (Class A)	121,854,808	18,373,108	(339,941)	(185,791)	15,253,759	154,955,943
Wells Capital Management Mid Cap Value Portfolio (Class A)	155,468,947	6,556,255	(9,316,399)	(942,087)	28,549,358	180,316,074
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	374,737,526	18,856,177	(17,493,300)	544,293	16,222,209	392,866,905
Western Asset Management U.S. Government Portfolio (Class A)	405,372,899	11,137,172	(11,755,622)	(529,302)	5,497,335	409,722,482

	$7,655,809,695	$786,922,206	$(567,959,597)	$5,913,521	$347,335,445	$8,228,021,270

BHFTI-20

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held June 30, 2019
AB International Bond Portfolio (Class A)	$—	$—	19,553,479
Baillie Gifford International Stock Portfolio (Class A)	17,965,667	4,076,642	25,545,952
BlackRock Bond Income Portfolio (Class A)	—	29,643,931	7,611,642
BlackRock Capital Appreciation Portfolio (Class A)	8,135,064	106,984	1,276,813
BlackRock High Yield Portfolio (Class A)	—	7,029,357	15,777,220
Brighthouse Small Cap Value Portfolio (Class A)	10,142,786	1,383,798	8,430,752
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A)	—	1,531,668	7,692,866
Brighthouse/Artisan International Portfolio	—	3,421,914	21,015,006
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	19,970,390	1,302,983	803,905
Brighthouse/Dimensional International Small Company Portfolio (Class A)	13,978,831	1,995,183	14,016,522
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	8,076,787	17,292,537
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	10,248,910	30,622,606
Brighthouse/Templeton International Bond Portfolio (Class A)	399,660	17,405,172	21,831,869
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	4,705,742	933,317	1,798,703
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	6,717,199	673,602	4,309,263
Clarion Global Real Estate Portfolio (Class A)	—	3,487,993	8,748,567
ClearBridge Aggressive Growth Portfolio (Class A)	5,361,930	422,269	2,583,647
Frontier Mid Cap Growth Portfolio (Class A)	19,398,689	—	4,408,724
Harris Oakmark International Portfolio (Class A)	31,036,849	9,867,207	33,349,533
Invesco Comstock Portfolio (Class A)	4,724,899	938,166	3,069,670
Invesco Global Equity Portfolio (Class A) (formerly, Oppenheimer Global Equity Portfolio)	14,650,483	1,239,918	5,634,177
Invesco Small Cap Growth Portfolio (Class A)	15,654,757	—	8,039,423
Jennison Growth Portfolio (Class A)	8,939,583	273,262	4,188,199
JPMorgan Core Bond Portfolio (Class A)	—	23,566,569	49,958,838
JPMorgan Small Cap Value Portfolio (Class A)	9,780,671	1,307,705	6,850,094
MFS Research International Portfolio (Class A)	13,429,183	4,674,115	25,276,786
MFS Value Portfolio (Class A)	3,273,789	953,441	3,372,195
Morgan Stanley Discovery Portfolio (Class A) (formerly, Morgan Stanley Mid Cap Growth Portfolio)	10,071,306	—	2,675,429
Neuberger Berman Genesis Portfolio (Class A)	11,047,758	191,559	4,272,877
PIMCO Inflation Protected Bond Portfolio (Class A)	—	8,385,809	24,027,070
PIMCO Total Return Portfolio (Class A)	—	19,751,591	55,365,495
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	—	7,821,654
T. Rowe Price Large Cap Value Portfolio (Class A)	4,720,244	944,049	1,457,176
T. Rowe Price Mid Cap Growth Portfolio (Class A)	18,863,108	310,025	11,474,729
T. Rowe Price Small Cap Growth Portfolio (Class A)	16,616,364	57,863	5,578,923
TCW Core Fixed Income Portfolio (Class A)	—	21,750,924	62,394,395
Van Eck Global Natural Resources Portfolio (Class A)	—	946,490	17,976,328
Wells Capital Management Mid Cap Value Portfolio (Class A)	4,928,291	1,627,964	15,372,214
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	18,856,177	29,672,727
Western Asset Management U.S. Government Portfolio (Class A)	—	11,137,172	35,229,792

	$274,513,243	$218,520,516

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$12,489,016,358

Gross unrealized appreciation	513,877,295
Gross unrealized depreciation	(374,533,789)

Net unrealized appreciation (depreciation)	$139,343,506

BHFTI-21

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$568,754,281	$358,271,149	$654,089,881	$409,741,088	$1,222,844,162	$768,012,237

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$235,102,580	$—	$(523,030,934)	$(133,059,244)	$(420,987,598)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had accumulated short-term capital losses of $133,059,244.

BHFTI-22

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Managed by Eaton Vance Management

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the Brighthouse/Eaton Vance Floating Rate Portfolio returned 4.60% and 4.50%, respectively. The Portfolio’s benchmark, the S&P/LSTA Leveraged Loan Index1, returned 5.74%.

MARKET ENVIRONMENT / CONDITIONS

The S&P/LSTA Leveraged Loan Index (“the Index”) delivered a 5.74% return during the period, with nearly half of the return attributable to capital appreciation. The Index began the period with a strong start following a reversal of the weak technical conditions that the asset class experienced in the final months of 2018. The average loan price began the period at 93.84, rose to 97.08 by the end of February, before finishing the period at 96.79. Decomposing the performance into its monthly constituents, the Index produced returns of 2.55%, 1.59%, -0.17%, 1.65%, -0.22%, and 0.24% over the first six calendar months of 2019.

From a loan supply perspective, the par amount of loan outstandings expanded in the second quarter to a record $1.2 trillion. On the demand side, collateralized loan obligation creation totaled approximately $65 billion over the period. Meanwhile, retail loan outflows, moderated early in the period, then accelerated in the final months of the period as investors mulled dovish cues from the U.S. Federal Reserve.

With respect to fundamentals, the default rate remained well below long-term averages, falling to 1.34% on a trailing-12-months basis by principle amount at the end of the period, down modestly from where it began the year at 1.62%.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio underperformed the Index over the six-month period ended June 30, 2019.

With respect to industry-level exposures, industry allocation effect had a fairly negligible impact on relative performance across the loan industry groups. The Portfolio’s relatively modest cash balance represented a headwind to relative performance during a period in which the loan market advanced 5.74%. From a loan selection perspective, selection results within the financial intermediaries, retailers (ex food and drug), and oil & gas industries detracted from relative performance. Selection results within the electronics/electrical and aerospace & defense industries helped to partially offset relative losses.

Lower-rated loans generally underperformed higher-rated loans during the period, as the CCC and defaulted loan categories registered returns of 4.75% and 0.38%, respectively vs. returns of 6.23% and 5.70% for the respective BB and B-rated loan quality segments. The Portfolio’s underexposure to CCC loans and overweight to BB loans contributed to relative performance from a quality allocation perspective.

Management’s general preference for larger, higher-quality, and generally more actively-traded loans was beneficial to relative performance for the period. Specifically, the larger, generally more actively traded loans in the S&P/LSTA Leveraged Loan 100 Index outperformed the broader Index at large, 6.79% vs. 5.74%.

The cornerstones of the strategy’s investment philosophy remained intense, internal credit research and broad diversification. The Portfolio held 446 issuer positions across 34 industries as of June 30, 2019. Important to note, we believed the optimal risk/return profile could be achieved predominately through interest income realized through investments in what we viewed to be higher quality loans, rather than primarily seeking the capital gains associated with distressed loans. As of the end of the reporting period, the Portfolio maintained an overweight position in BB loans and an underweight exposure to the distressed CCC loan category.

Given the floating-rate nature of the asset class, the Portfolio was exposed to less interest rate risk as the loans in the Portfolio reset their coupons every 40 days on average as of June 30, 2019, resulting in a portfolio duration of roughly 0.11 years.

Craig P. Russ

Andrew N. Sveen

Scott H. Page

Portfolio Managers

Eaton Vance Management

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

A $10,000 INVESTMENT COMPARED TO THE S&P/LSTA LEVERAGED LOAN INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[2]
Brighthouse/Eaton Vance Floating Rate Portfolio
Class A	4.60	2.85	3.44	3.93
Class B	4.50	2.64	3.18	3.67
S&P/LSTA Leveraged Loan Index	5.74	3.97	3.68	4.48

1 The Standard & Poor’s/Loan Syndications and Trading Association (S&P/LSTA) Leveraged Loan Index is a weekly total return index that uses mark-to-market pricing to calculate market value change. The Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included represent a broad cross section of leveraged loans syndicated in the U.S., including dollar-denominated loans to overseas issuers.

2 Inception date of the Class A and Class B shares is 4/30/2010. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Ten Largest Industries as of June 30, 2019 (Unaudited)

% of Net Assets
Software	9.5
Telecommunications	6.0
Media	5.3
Healthcare-Services	5.1
Chemicals	4.5
Commercial Services	4.1
Pharmaceuticals	3.9
Diversified Financial Services	3.9
Insurance	3.8
Retail	3.1
Top Sectors

% of Net Assets
Floating Rate Loans	92.9
Corporate Bonds & Notes	2.1
Common Stocks	0.5

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Eaton Vance Floating Rate Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A	Actual	0.69%	$1,000.00	$1,046.00	$3.50
	Hypothetical*	0.69%	$1,000.00	$1,021.37	$3.46

Class B	Actual	0.94%	$1,000.00	$1,045.00	$4.77
	Hypothetical*	0.94%	$1,000.00	$1,020.13	$4.71

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (a)—92.9% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.7%
AppLovin Corp. Term Loan B, 5.902%, 1M LIBOR + 3.500%, 08/15/25	2,041,309	$2,038,757
J.D. Power & Associates 1st Lien Term Loan, 6.152%, 1M LIBOR + 3.750%, 09/07/23	950,216	947,841
Red Ventures LLC Term Loan B, 5.402%, 1M LIBOR + 3.000%, 11/08/24	1,333,074	1,331,765
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 6.402%, 1M LIBOR + 4.000%, 12/19/23	954,240	911,299

		5,229,662

Aerospace/Defense—1.4%
Flying Fortress, Inc. Term Loan B, 4.080%, 3M LIBOR + 1.750%, 10/30/22	2,729,167	2,730,629
TransDigm, Inc.
Term Loan F, 4.830%, 3M LIBOR + 2.500%, 06/09/23	4,952,920	4,870,499
Term Loan G, 08/22/24	1,680,044	1,647,100
Wesco Aircraft Hardware Corp. Term Loan A, 5.410%, 1M LIBOR + 3.000%, 11/30/20	1,336,875	1,330,191
WP CPP Holdings LLC Term Loan, 6.340%, 3M LIBOR + 3.750%, 04/30/25	521,063	521,280

		11,099,699

Auto Components—1.0%
American Axle & Manufacturing, Inc. Term Loan B, 4.840%, 3M LIBOR + 2.250%, 04/06/24	2,893,188	2,836,409
CS Intermediate Holdco 2 LLC Term Loan B, 4.402%, 1M LIBOR + 2.000%, 11/02/23	1,277,444	1,229,540
Dayco Products LLC Term Loan B, 6.772%, 3M LIBOR + 4.250%, 05/19/23	979,474	953,762
Tenneco, Inc. Term Loan B, 5.402%, 1M LIBOR + 3.000%, 10/01/25	3,308,375	3,060,247

		8,079,958

Auto Parts & Equipment—1.5%
Adient U.S. LLC Term Loan B, 6.815%, 3M LIBOR + 4.250%, 05/06/24	625,000	610,808
Belron Finance U.S. LLC Term Loan B, 5.065%, 3M LIBOR + 2.500%, 11/07/24	517,125	517,442
DexKo Global, Inc. Term Loan, 5.902%, 1M LIBOR + 3.500%, 07/24/24	1,768,329	1,762,803
Garrett LX III S.a r.l. Term Loan B, 4.820%, 3M LIBOR + 2.500%, 09/27/25	248,125	244,555
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 4.400%, 1M LIBOR + 2.000%, 03/07/25	2,433,333	2,396,833
L&W, Inc. Term Loan B, 6.402%, 1M LIBOR + 4.000%, 05/22/25	742,500	727,650
Panther BF Aggregator 2 L.P. Term Loan B, 5.902%, 1M LIBOR + 3.500%, 04/30/26	3,175,000	3,152,775
TI Group Automotive Systems LLC Term Loan, 4.902%, 1M LIBOR + 2.500%, 06/30/22	1,270,254	1,261,116
Tower Automotive Holdings USA LLC Term Loan B, 5.188%, 1M LIBOR + 2.750%, 03/07/24	868,888	850,968

		11,524,950

Automobiles—0.2%
Thor Industries, Inc. Term Loan B, 6.250%, 1M LIBOR + 3.750%, 02/01/26	1,175,101	1,160,402

Banks—0.0%
AI Alpine AT Bidco GmbH Term Loan B, 5.639%, 3M LIBOR + 3.250%, 10/31/25	199,000	196,264

Beverages—0.3%
Arterra Wines Canada, Inc. Term Loan B1, 5.169%, 3M LIBOR + 2.750%, 12/15/23	320,886	318,479
Flavors Holdings, Inc. 1st Lien Term Loan, 8.080%, 3M LIBOR + 5.750%, 04/03/20	578,857	544,126
Jacobs Douwe Egberts International B.V. Term Loan B, 4.500%, 1M LIBOR + 2.000%, 11/01/25	1,353,959	1,353,079

		2,215,684

Building Materials—1.3%
CPG International, Inc. Term Loan, 5.933%, 6M LIBOR + 3.750%, 05/05/24	1,904,981	1,875,216
Henry Co. LLC Term Loan B, 6.402%, 1M LIBOR + 4.000%, 10/05/23	390,985	390,887
NCI Building Systems, Inc. Term Loan, 6.354%, 3M LIBOR + 3.750%, 04/12/25	694,737	677,368
Polar US Borrower, LLC 1st Lien Term Loan, 7.080%, 3M LIBOR + 4.750%, 10/15/25	845,750	836,214
Quikrete Holdings, Inc. 1st Lien Term Loan, 5.152%, 1M LIBOR + 2.750%, 11/15/23	4,311,043	4,243,347
Summit Materials Cos. I LLC Term Loan B, 4.402%, 1M LIBOR + 2.000%, 11/21/24	1,576,000	1,570,090
Tank Holding Corp. Term Loan B, 6.402%, 1M LIBOR + 4.000%, 03/26/26	425,000	425,731

		10,018,853

Capital Markets—1.0%
Donnelley Financial Solutions, Inc. Term Loan B, 5.412%, 1M LIBOR + 3.000%, 10/02/23	108,750	108,410
EIG Management Co. LLC Term Loan B, 6.152%, 1M LIBOR + 3.750%, 02/22/25	246,875	247,801
Greenhill & Co., Inc. Term Loan B, 5.661%, 1M LIBOR + 3.250%, 04/12/24	1,025,000	1,023,291
Guggenheim Partners LLC Term Loan, 5.152%, 1M LIBOR + 2.750%, 07/21/23	5,206,316	5,219,332
Sheridan Investment Partners II L.P.
Term Loan A, 6M LIBOR + 3.500%, 12/16/20	96,835	61,006
Term Loan B, 4.250%, 3M LIBOR + 3.500%, 12/16/20	696,114	438,552
Term Loan M, 4.250%, 3M LIBOR + 3.500%, 12/16/20	36,114	22,752
Virtus Investment Partners, Inc. Term Loan, 4.753%, 3M LIBOR + 2.250%, 06/01/24	562,188	561,309

		7,682,453

Chemicals—4.5%
Alpha 3 B.V. Term Loan B1, 5.330%, 3M LIBOR + 3.000%, 01/31/24	1,607,678	1,576,529
Aruba Investments, Inc. Term Loan B, 5.580%, 3M LIBOR + 3.250%, 02/02/22	289,433	287,986

See accompanying notes to financial statements.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Ashland LLC Term Loan B, 4.154%, 1M LIBOR + 1.750%, 05/17/24	514,500	$514,017
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 4.080%, 3M LIBOR + 1.750%, 06/01/24	3,281,956	3,249,137
Emerald Performance Materials LLC 1st Lien Term Loan, 5.902%, 1M LIBOR + 3.500%, 08/01/21	472,970	472,083
Ferro Corp.
Term Loan B1, 4.580%, 3M LIBOR + 2.250%, 02/14/24	391,050	388,361
Term Loan B2, 02/14/24	311,912	309,768
Term Loan B3, 02/14/24	305,276	303,177
Flint Group GmbH Term Loan C, 5.581%, 3M LIBOR + 3.000%, 09/07/21	135,122	113,165
Flint Group U.S. LLC 1st Lien Term Loan B2, 5.581%, 3M LIBOR + 3.000%, 09/07/21	817,378	684,554
Gemini HDPE LLC Term Loan B, 5.090%, 3M LIBOR + 2.500%, 08/07/24	1,799,820	1,796,071
GrafTech Finance, Inc. Term Loan B, 5.902%, 1M LIBOR + 3.500%, 02/12/25	2,459,514	2,420,314
HB Fuller Co. Term Loan B, 4.383%, 1M LIBOR + 2.000%, 10/20/24	1,696,015	1,670,574
Hexion, Inc. DIP Term Loan, 5.350%, 3M LIBOR + 2.750%, 10/01/20	325,000	325,402
Exit Term Loan, 06/25/26 (c)	675,000	675,844
Ineos U.S. Finance LLC Term Loan B, 4.402%, 1M LIBOR + 2.000%, 03/31/24	3,078,125	3,044,136
Invictus U.S. LLC 1st Lien Term Loan, 5.522%, 3M LIBOR + 3.000%, 03/28/25	469,063	466,131
Kraton Polymers LLC Term Loan, 4.902%, 1M LIBOR + 2.500%, 03/05/25	843,338	842,178
LTI Holdings, Inc. 1st Lien Term Loan, 5.902%, 1M LIBOR + 3.500%, 09/06/25	1,242,615	1,176,601
Messer Industries GmbH Term Loan, 4.830%, 3M LIBOR + 2.500%, 03/01/26	1,421,438	1,402,781
Minerals Technologies, Inc. Term Loan B, 4.660%, 1M LIBOR + 2.250%, 02/14/24	896,314	896,314
Momentive Performance Materials, Inc. Term Loan B, 5.590%, 6M LIBOR + 3.250%, 04/16/24	400,000	397,750
Orion Engineered Carbons GmbH Term Loan B, 4.330%, 3M LIBOR + 2.000%, 07/25/24	454,547	452,275
Platform Specialty Products Corp. Term Loan, 4.652%, 1M LIBOR + 2.250%, 01/30/26	597,000	596,130
Spectrum Holdings III Corp. 1st Lien Term Loan, 5.652%, 1M LIBOR + 3.250%, 01/31/25	539,175	508,172
Starfruit Finco B.V Term Loan B, 5.669%, 1M LIBOR + 3.250%, 10/01/25	2,618,438	2,583,513
Tata Chemicals North America, Inc. Term Loan B, 5.125%, 3M LIBOR + 2.750%, 08/07/20	840,404	839,354
Tronox Finance LLC Term Loan B, 5.402%, 1M LIBOR + 3.000%, 09/23/24	2,884,582	2,858,742
Univar, Inc. Term Loan B, 4.652%, 1M LIBOR + 2.250%, 07/01/24	2,638,384	2,634,353

Chemicals—(Continued)
Venator Materials Corp.
Term Loan B, 5.524%, 3M LIBOR + 3.000%, 08/08/24	835,125	825,730
Versum Materials, Inc. Term Loan, 4.330%, 3M LIBOR + 1.750%, 09/29/23	583,500	583,682

		34,894,824

Coal—0.2%
Murray Energy Corp. Term Loan B2, 9.772%, 3M LIBOR + 7.250%, 10/17/22	1,868,647	1,294,038

Commercial Services—3.8%
Acosta Holdco, Inc. Term Loan, 5.652%, 1M LIBOR + 3.250%, 09/26/21	1,453,184	541,917
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.652%, 1M LIBOR + 3.250%, 08/30/24	663,188	652,411
Allied Universal Holdco LLC
Delayed Draw Term Loan, 06/26/26 (c)	119,369	119,245
Term Loan B, 06/26/26 (c)	1,205,631	1,204,374
ASGN, Inc. Term Loan B2, 4.402%, 1M LIBOR + 2.000%, 04/02/25	454,775	454,694
Ceridian HCM Holding Inc. Term Loan B, 5.402%, 1M LIBOR + 3.000%, 04/30/25	1,364,688	1,368,944
EAB Global, Inc. 1st Lien Term Loan, 6.381%, 3M LIBOR + 3.750%, 11/15/24	1,407,188	1,399,272
Financial & Risk US Holdings, Inc. Term Loan, 6.152%, 1M LIBOR + 3.750%, 10/01/25	1,044,750	1,014,900
Garda World Security Corp. Term Loan, 6.020%, 3M LIBOR + 3.500%, 05/24/24	1,825,551	1,815,739
Hertz Corp. (The) Term Loan B, 5.160%, 1M LIBOR + 2.750%, 06/30/23	976,313	974,279
IAP Worldwide Services, Inc.
2nd Lien Term Loan, 8.830%, 3M LIBOR + 6.500%, 07/18/20 (d) (e)	326,029	261,149
Revolver, 8.830%, 07/18/19 (d) (e) (f)	248,024	247,900
IPC Corp. Term Loan B, 7.090%, 3M LIBOR + 4.500%, 08/06/21	880,630	761,745
Jaguar Holding Co. II Term Loan, 4.902%, 1M LIBOR + 2.500%, 08/18/22	5,541,266	5,514,552
KAR Auction Services, Inc. Term Loan B4, 4.625%, 3M LIBOR + 2.250%, 03/11/21	775,334	775,934
Live Nation Entertainment, Inc. Term Loan B3, 4.188%, 1M LIBOR + 1.750%, 10/31/23	1,582,183	1,581,689
Monitronics International, Inc. Term Loan B2, 9.830%, 3M LIBOR + 7.500%, 09/30/22	1,546,671	1,478,038
Parexel International Corp. Term Loan B, 5.152%, 1M LIBOR + 2.750%, 09/27/24	2,311,833	2,217,915
Ping Identity Corp. Term Loan B, 6.152%, 1M LIBOR + 3.750%, 01/24/25	866,250	865,167
Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 5.652%, 1M LIBOR + 3.250%, 05/01/25	411,750	411,750
Prime Security Services Borrower LLC 1st Lien Term Loan, 5.152%, 1M LIBOR + 2.750%, 05/02/22	2,582,314	2,568,227

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Prometric Holdings, Inc. 1st Lien Term Loan, 5.410%, 1M LIBOR + 3.000%, 01/29/25	271,569	$269,872
Restaurant Technologies, Inc. 1st Lien Term Loan, 5.652%, 1M LIBOR + 3.250%, 10/01/25	199,000	198,876
ServiceMaster Co. Term Loan B, 4.902%, 1M LIBOR + 2.500%, 11/08/23	298,390	299,136
SGS Cayman L.P. Term Loan B, 7.705%, 3M LIBOR + 5.375%, 04/23/21	193,344	191,531
United Rentals North America, Inc.
Term Loan B, 4.152%, 1M LIBOR + 1.750%, 10/31/25	818,813	819,763
Verscend Holding Corp. Term Loan B, 6.902%, 1M LIBOR + 4.500%, 08/27/25	1,414,313	1,418,060

		29,427,079

Commercial Services & Supplies—0.6%
IAA Spinco Inc. Term Loan B, 06/28/26 (c)	525,000	527,625
IRI Holdings, Inc. 1st Lien Term Loan, 7.022%, 3M LIBOR + 4.500%, 12/01/25	3,034,750	3,032,853
LSC Communications, Inc. Term Loan B, 7.869%, 1M LIBOR + 5.500%, 09/30/22	761,792	748,461

		4,308,939

Communications Equipment—0.2%
Plantronics, Inc. Term Loan B, 4.902%, 1M LIBOR + 2.500%, 07/02/25	1,171,813	1,166,686

Computers—1.6%
Avast Software B.V. Term Loan B, 4.580%, 3M LIBOR + 2.250%, 09/30/23	684,019	683,763
Exact Merger Sub LLC 1st Lien Term Loan, 6.580%, 3M LIBOR + 4.250%, 09/27/24	564,938	564,938
Harland Clarke Holdings Corp. Term Loan B7, 7.080%, 3M LIBOR + 4.750%, 11/03/23	895,051	758,556
Lumentum Holdings 1st Lien Term Loan, 4.902%, 1M LIBOR + 2.500%, 12/10/25	547,250	545,198
MTS Systems Corp. Term Loan B, 5.660%, 1M LIBOR + 3.250%, 07/05/23	1,096,426	1,096,426
SkillSoft Corp. 1st Lien Term Loan, 7.152%, 1M LIBOR + 4.750%, 04/28/21	3,843,855	3,334,544
Tempo Acquisition LLC Term Loan, 5.402%, 1M LIBOR + 3.000%, 05/01/24	808,500	805,973
Verifone Systems, Inc.
1st Lien Term Loan, 6.520%, 3M LIBOR + 4.000%, 08/20/25	2,616,239	2,544,292
Incremental Delayed Draw Term Loan, 6.520%, 08/20/25	225,000	220,500
Western Digital Corp. Term Loan B4, 4.152%, 1M LIBOR + 1.750%, 04/29/23	2,169,972	2,127,115

		12,681,305

Construction Materials—0.1%
Belfor Holdings Inc. Term Loan B, 6.402%, 1M LIBOR + 4.000%, 04/06/26	400,000	403,000

Distribution/Wholesale—0.1%
Beacon Roofing Supply, Inc. Term Loan B, 4.663%, 1M LIBOR + 2.250%, 01/02/25	543,125	537,540
Wastequip LLC 1st Lien Term Loan, 5.902%, 1M LIBOR + 3.500%, 03/20/25	123,438	123,746

		661,286

Distributors—0.4%
American Builders & Contractors Supply Co., Inc. Term Loan B, 4.402%, 1M LIBOR + 2.000%, 10/31/23	3,426,162	3,381,461
PFS Holding Corp. 1st Lien Term Loan, 5.920%, 1M LIBOR + 3.500%, 01/31/21	236,875	92,381

		3,473,842

Diversified Consumer Services—0.5%
Adtalem Global Education, Inc. Term Loan B, 5.402%, 1M LIBOR + 3.000%, 04/11/25	371,250	371,366
Coinamatic Canada, Inc. 1st Lien Term Loan, 5.652%, 1M LIBOR + 3.250%, 05/14/22	110,000	109,656
KUEHG Corp. Incremental Term Loan, 6.080%, 3M LIBOR + 3.750%, 02/21/25	2,433,249	2,428,990
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan, 5.652%, 1M LIBOR + 3.250%, 05/14/22	678,000	675,881

		3,585,893

Diversified Financial Services—3.9%
Advisor Group, Inc. Term Loan, 6.152%, 1M LIBOR + 3.750%, 08/15/25	521,063	521,551
AlixPartners LLP Term Loan B, 5.152%, 1M LIBOR + 2.750%, 04/04/24	3,109,097	3,106,321
Aptean, Inc. Term Loan, 6.580%, 3M LIBOR + 4.250%, 04/23/26	498,750	498,438
Aretec Group, Inc. Term Loan, 6.652%, 1M LIBOR + 4.250%, 10/01/25	1,219,249	1,196,388
Blackstone CQP Holdco L.P. Term Loan B, 5.887%, 3M LIBOR + 3.500%, 09/30/24	875,000	877,187
Citco Funding LLC Term Loan, 4.902%, 1M LIBOR + 2.500%, 09/28/23	3,002,102	3,000,226
Clipper Acquisitions Corp. Term Loan B, 4.180%, 1M LIBOR + 1.750%, 12/27/24	1,108,125	1,097,044
Delos Finance S.a.r.l. Term Loan B, 4.080%, 3M LIBOR + 1.750%, 10/06/23	2,229,167	2,230,096
Ditech Holding Corp. Term Loan, 6M LIBOR + 3.750%, 06/30/22	2,747,915	1,002,989
Focus Financial Partners LLC Incremental Term Loan, 4.902%, 1M LIBOR + 2.500%, 07/03/24	1,707,750	1,708,016
Franklin Square Holdings L.P. Term Loan B, 4.938%, 1M LIBOR + 2.500%, 08/01/25	496,250	497,491
GreenSky Holdings LLC Term Loan B, 5.688%, 1M LIBOR + 3.250%, 03/31/25	1,308,438	1,306,802
GTCR Valor Cos., Inc. Term Loan B1, 5.080%, 3M LIBOR + 2.750%, 06/16/23	1,356,333	1,347,573

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Harbourvest Partners LLC Term Loan B, 4.745%, 3M LIBOR + 2.250%, 03/01/25	981,570	$977,889
Lightstone Holdco LLC
Term Loan B, 6.152%, 1M LIBOR + 3.750%, 01/30/24	1,184,214	1,171,138
Term Loan C, 6.152%, 1M LIBOR + 3.750%, 01/30/24	66,792	66,054
LPL Holdings, Inc. 1st Lien Term Loan B, 4.654%, 1M LIBOR + 2.250%, 09/23/24	1,298,558	1,297,340
MIP Delaware LLC Term Loan B1, 5.330%, 3M LIBOR + 3.000%, 03/09/20	88,652	88,763
NFP Corp. Term Loan B, 5.402%, 1M LIBOR + 3.000%, 01/08/24	2,992,998	2,913,363
Oz Management L.P. 1st Lien Term Loan, 7.188%, 1M LIBOR + 4.750%, 04/10/23	137,500	137,500
PGX Holdings, Inc. 1st Lien Term Loan, 7.660%, 1M LIBOR + 5.250%, 09/29/20	1,391,656	1,322,074
Victory Capital Holdings, Inc.
Term Loan B, 07/01/26 (c)	1,250,000	1,253,125
Term Loan B, 5.152%, 1M LIBOR + 2.750%, 02/12/25	252,778	252,936
Walker & Dunlop, Inc.
Term Loan B, 4.652%, 1M LIBOR + 2.250%, 11/07/25	696,500	696,500
Worldpay, LLC 1st Lien Term Loan B4, 4.132%, 1M LIBOR + 1.750%, 08/09/24	1,654,063	1,655,566

		30,222,370

Electric—1.6%
Calpine Construction Finance Co. L.P. Term Loan B, 4.902%, 1M LIBOR + 2.500%, 01/15/25	1,242,893	1,235,384
Calpine Corp.
Term Loan B5, 4.830%, 3M LIBOR + 2.500%, 01/15/24	4,063,254	4,048,269
Term Loan B9, 4.830%, 3M LIBOR + 2.500%, 04/05/26	800,000	799,500
Granite Acquisition, Inc.
Term Loan B, 6.092%, 3M LIBOR + 3.500%, 12/19/21	2,389,389	2,394,117
Term Loan C, 6.092%, 3M LIBOR + 3.500%, 12/19/21	108,162	108,376
Longview Power LLC Term Loan B, 8.590%, 3M LIBOR + 6.000%, 04/13/21	1,224,000	1,074,060
Talen Energy Supply LLC
Term Loan B, 06/28/26 (c)	675,000	672,469
Term Loan B2, 6.402%, 1M LIBOR + 4.000%, 04/15/24	679,000	679,424
TTM Technologies, Inc. Term Loan, 4.939%, 1M LIBOR + 2.500%, 09/28/24	276,204	273,612
Vistra Energy Corp. 1st Lien Term Loan B3, 4.394%, 1M LIBOR + 2.000%, 12/31/25	927,500	927,404

		12,212,615

Electrical Components & Equipment—0.2%
Electro Rent Corp. 1st Lien Term Loan, 7.581%, 3M LIBOR + 5.000%, 01/31/24	1,170,000	1,175,119
Pelican Products, Inc. 1st Lien Term Loan, 5.912%, 1M LIBOR + 3.500%, 05/01/25	569,250	560,711

		1,735,830

Electronics—0.8%
Celestica, Inc. Term Loan B, 4.904%, 1M LIBOR + 2.500%, 06/27/25	298,500	292,530
EIG Investors Corp. 1st Lien Term Loan, 6.271%, 3M LIBOR + 3.750%, 02/09/23	4,430,713	4,406,712
EXC Holdings III Corp. 1st Lien Term Loan, 5.830%, 3M LIBOR + 3.500%, 12/02/24	443,250	442,962
Global Appliance, Inc. Term Loan B, 6.410%, 1M LIBOR + 4.000%, 09/29/24	879,141	873,097
Resideo Funding, Inc. Term Loan B, 4.330%, 3M LIBOR + 2.000%, 10/24/25	348,250	348,537

		6,363,838

Energy Equipment & Services—0.2%
EnergySolutions LLC Term Loan B, 6.080%, 3M LIBOR + 3.750%, 05/09/25	1,113,750	1,063,631
Prairie ECI Acquiror LP Term Loan B, 7.080%, 3M LIBOR + 4.750%, 03/11/26	748,125	749,996

		1,813,627

Engineering & Construction—0.2%
1199169 B.C. Unlimited Liability Co. Term Loan B2, 6.330%, 3M LIBOR + 4.000%, 04/06/26	253,497	254,883
Dynasty Acquisition Co., Inc.
Term Loan B1, 6.330%, 3M LIBOR + 4.000%, 04/06/26	471,504	474,082
frontdoor, inc. Term Loan B, 4.938%, 1M LIBOR + 2.500%, 08/14/25	421,812	421,812
USIC Holdings, Inc. Term Loan B, 5.402%, 1M LIBOR + 3.000%, 12/08/23	172,857	171,507

		1,322,284

Entertainment—1.1%
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 5.402%, 1M LIBOR + 3.000%, 03/31/24	2,325,858	2,324,154
Sesac Holdco II LLC 1st Lien Term Loan, 5.402%, 1M LIBOR + 3.000%, 02/23/24	513,188	503,779
SMG Holdings, Inc. 1st Lien Term Loan, 5.402%, 1M LIBOR + 3.000%, 01/23/25	222,188	221,146
Stars Group Holdings B.V. (The) Incremental Term Loan, 5.830%, 3M LIBOR + 3.500%, 07/10/25	5,190,397	5,196,885

		8,245,964

Environmental Control—1.0%
Advanced Disposal Services, Inc. Term Loan B3, 4.635%, 1M LIBOR + 2.250%, 11/10/23	3,265,202	3,265,427
Core & Main L.P. Term Loan B, 5.520%, 3M LIBOR + 3.000%, 08/01/24	989,125	988,094
GFL Environmental Inc. Term Loan B, 5.402%, 1M LIBOR + 3.000%, 05/30/25	2,228,117	2,194,138
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 5.938%, 1M LIBOR + 3.500%, 02/28/25	1,089,981	1,008,233

		7,455,892

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—2.8%
Agro Merchants NAI Holdings LLC 1st Lien Term Loan B, 6.080%, 3M LIBOR + 3.750%, 12/06/24	344,896	$343,603
Albertson’s LLC
Term Loan B5, 12/21/22	1,462,659	1,464,894
Term Loan B6, 1M LIBOR + 3.000%, 06/22/23	3,975,230	3,977,440
Term Loan B7, 5.402%, 1M LIBOR + 3.000%, 11/17/25	1,152,152	1,148,140
Aramark Services, Inc. Term Loan B3, 4.080%, 3M LIBOR + 1.750%, 03/11/25	816,080	814,801
CHG PPC Parent LLC Term Loan B, 5.152%, 1M LIBOR + 2.750%, 03/31/25	445,500	442,989
Del Monte Foods, Inc. 1st Lien Term Loan, 5.771%, 3M LIBOR + 3.250%, 02/18/21	1,448,509	1,031,157
Dole Food Co., Inc. Term Loan B, 5.148%, 1M LIBOR + 2.750%, 04/06/24	2,523,475	2,468,589
Hearthside Food Solutions LLC
Incremental Term Loan, 6.402%, 1M LIBOR + 4.000%, 05/23/25	398,000	394,518
Term Loan B, 05/23/25	668,250	653,841
High Liner Foods, Inc. Term Loan B, 5.852%, 3M LIBOR + 3.500%, 04/24/21	749,781	708,543
JBS USA Lux S.A. Term Loan B, 4.902%, 1M LIBOR + 2.500%, 05/01/26	3,915,188	3,913,285
Nomad Foods Europe Midco, Ltd.
Term Loan B4, 4.644%, 1M LIBOR + 2.250%, 05/15/24	1,732,895	1,715,566
NPC International, Inc. 1st Lien Term Loan, 5.939%, 1M LIBOR + 3.500%, 04/19/24	1,547,438	1,253,424
Post Holdings, Inc. Incremental Term Loan, 4.404%, 1M LIBOR + 2.000%, 05/24/24	937,483	934,386
U.S. Foods, Inc. Term Loan B, 4.402%, 1M LIBOR + 2.000%, 06/27/23	765,140	761,177

		22,026,353

Hand/Machine Tools—0.6%
Apex Tool Group LLC Term Loan B, 6.152%, 1M LIBOR + 3.750%, 02/01/22	2,261,875	2,182,710
Milacron LLC Term Loan B, 4.902%, 1M LIBOR + 2.500%, 09/28/23	2,351,655	2,292,864

		4,475,574

Health Care Technology—0.5%
Athenahealth, Inc. Term Loan B, 6.830%, 3M LIBOR + 4.500%, 02/11/26	1,670,813	1,670,291
Inovalon Holdings, Inc. Term Loan B, 5.938%, 1M LIBOR + 3.500%, 04/02/25	1,141,375	1,142,326
Press Ganey Holdings, Inc. 1st Lien Term Loan, 5.152%, 1M LIBOR + 2.750%, 10/23/23	706,875	706,765

		3,519,382

Healthcare-Products—2.7%
Argon Medical Devices, Inc. 1st Lien Term Loan B, 6.152%, 1M LIBOR + 3.750%, 01/23/25	839,375	839,637

Healthcare-Products—(Continued)
Avantor, Inc. 1st Lien Term Loan, 5.402%, 1M LIBOR + 3.000%, 11/21/24	829,303	$831,894
Carestream Dental Equipment, Inc. 1st Lien Term Loan, 5.652%, 1M LIBOR + 3.250%, 09/01/24	1,328,837	1,310,012
CHG Healthcare Services, Inc. 1st Lien Term Loan B, 5.402%, 1M LIBOR + 3.000%, 06/07/23	3,063,609	3,053,076
CryoLife, Inc. Term Loan B, 5.580%, 3M LIBOR + 3.250%, 11/14/24	467,875	469,434
Greatbatch, Ltd. 1st Lien Term Loan B, 5.420%, 1M LIBOR + 3.000%, 10/27/22	2,041,625	2,047,686
Hanger, Inc. 1st Lien Term Loan, 5.902%, 1M LIBOR + 3.500%, 03/06/25	1,012,188	1,013,453
Kinetic Concepts, Inc. Term Loan B, 5.580%, 3M LIBOR + 3.250%, 02/02/24	3,692,909	3,702,141
Mallinckrodt International Finance S.A.
Term Loan B, 09/24/24	3,833,088	3,455,766
Term Loan B, 5.528%, 3M LIBOR + 3.000%, 02/24/25	556,340	501,401
Sotera Health Holdings LLC Term Loan, 5.402%, 1M LIBOR + 3.000%, 05/15/22	2,330,229	2,305,955
Tecomet, Inc. Term Loan, 5.911%, 1M LIBOR + 3.500%, 05/01/24	1,331,954	1,330,705
Viant Medical Holdings, Inc. 1st Lien Term Loan, 6.080%, 3M LIBOR + 3.750%, 07/02/25	446,625	445,648

		21,306,808

Healthcare-Services—5.1%
Acadia Healthcare Co., Inc.
Term Loan B3, 4.902%, 1M LIBOR + 2.500%, 02/11/22	706,451	704,684
Term Loan B4, 02/16/23	1,427,394	1,422,755
Accelerated Health Systems LLC Term Loan B, 5.919%, 1M LIBOR + 3.500%, 10/31/25	497,500	500,609
ADMI Corp. Term Loan B, 5.152%, 1M LIBOR + 2.750%, 04/30/25	1,584,000	1,562,220
Alliance Healthcare Services, Inc. Term Loan B, 6.902%, 1M LIBOR + 4.500%, 10/24/23	745,938	719,830
BioClinica, Inc. 1st Lien Term Loan, 6.813%, 3M LIBOR + 4.250%, 10/20/23	633,750	598,894
BW NHHC Holdco, Inc. 1st Lien Term Loan, 7.404%, 1M LIBOR + 5.000%, 05/15/25	915,750	854,509
Catalent Pharma Solutions Inc. Term Loan B2, 4.652%, 1M LIBOR + 2.250%, 05/18/26	723,188	724,086
Concentra, Inc. 1st Lien Term Loan, 5.210%, 3M LIBOR + 2.750%, 06/01/22	754,043	755,928
CPI Holdco LLC 1st Lien Term Loan, 6.083%, 3M LIBOR + 3.500%, 03/21/24	759,112	759,112
DaVita, Inc. Term Loan B, 5.135%, 1M LIBOR + 2.750%, 06/24/21	3,040,000	3,041,900
Envision Healthcare Corp. 1st Lien Term Loan, 6.152%, 1M LIBOR + 3.750%, 10/10/25	4,228,750	3,681,655
Equian LLC Term Loan B, 5.652%, 1M LIBOR + 3.250%, 05/20/24	587,249	587,249
Gentiva Health Services, Inc. 1st Lien Term Loan, 6.188%, 1M LIBOR + 3.750%, 07/02/25	2,216,588	2,220,689

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
GHX Ultimate Parent Corp. 1st Lien Term Loan, 5.580%, 3M LIBOR + 3.250%, 06/28/24	1,080,227	$1,065,374
MPH Acquisition Holdings LLC Term Loan B, 5.080%, 3M LIBOR + 2.750%, 06/07/23	3,922,371	3,759,757
National Mentor Holdings, Inc.
Term Loan B, 6.660%, 1M LIBOR + 4.250%, 03/09/26	375,667	377,936
Term Loan C, 6.660%, 03/09/26	23,392	23,533
One Call Corp. Term Loan B, 7.644%, 1M LIBOR + 5.250%, 11/25/22	1,113,378	901,836
Ortho-Clinical Diagnostics S.A. Term Loan B, 5.680%, 1M LIBOR + 3.250%, 06/30/25	3,168,056	3,052,555
Phoenix Guarantor, Inc. Term Loan B, 6.921%, 1M LIBOR + 4.500%, 03/05/26	1,650,000	1,644,156
Prospect Medical Holdings, Inc. Term Loan B, 7.938%, 1M LIBOR + 5.500%, 02/22/24	886,506	838,856
Radiology Partners Holdings, LLC 1st Lien Term Loan B, 7.395%, 6M LIBOR + 4.750%, 07/09/25	473,997	474,392
RadNet, Inc. Term Loan, 6.110%, 3M LIBOR + 3.750%, 06/30/23	2,156,140	2,151,423
Select Medical Corp. Term Loan B, 4.850%, 3M LIBOR + 2.500%, 03/06/25	1,411,144	1,409,344
Surgery Center Holdings, Inc. Term Loan B, 5.660%, 1M LIBOR + 3.250%, 09/02/24	908,813	880,033
Team Health Holdings, Inc. 1st Lien Term Loan, 5.152%, 1M LIBOR + 2.750%, 02/06/24	1,906,125	1,679,773
U.S. Anesthesia Partners, Inc. Term Loan, 5.402%, 1M LIBOR + 3.000%, 06/23/24	2,260,252	2,227,761
Universal Health Services, Inc. Term Loan B, 4.152%, 1M LIBOR + 1.750%, 10/31/25	398,000	398,806
Wink Holdco, Inc. 1st Lien Term Loan B, 5.402%, 1M LIBOR + 3.000%, 12/02/24	418,625	410,776

		39,430,431

Hotels, Restaurants & Leisure—1.2%
1011778 B.C. Unlimited Liability Co.
Term Loan B3, 4.652%, 1M LIBOR + 2.250%, 02/16/24	6,578,552	6,542,574
Aimbridge Acquisition Co., Inc. 1st Lien Term Loan, 6.190%, 1M LIBOR + 3.750%, 02/02/26	224,438	225,560
Eldorado Resorts LLC Term Loan B, 4.688%, 1M LIBOR + 2.250%, 04/17/24	775,297	774,483
GVC Holdings plc Term Loan B2, 4.654%, 1M LIBOR + 2.250%, 03/29/24	1,012,188	1,010,079
Las Vegas Sands LLC Term Loan B, 4.152%, 1M LIBOR + 1.750%, 03/27/25	962,813	957,233

		9,509,929

Household Products—0.1%
Energizer Holdings, Inc. Term Loan B, 4.750%, 1M LIBOR + 2.250%, 12/17/25	498,750	497,815

Household Products/Wares—0.7%
CFSP Acquisition Corp. 1st Lien Term Loan, 5.402%, 1M LIBOR + 3.000%, 03/20/25	247,225	238,572
KIK Custom Products, Inc. Term Loan B, 6.402%, 1M LIBOR + 4.000%, 05/15/23	1,752,096	1,659,672
Libbey Glass, Inc. Term Loan B, 5.412%, 1M LIBOR + 3.000%, 04/09/21	386,591	307,662
Prestige Brands, Inc. Term Loan B4, 4.402%, 1M LIBOR + 2.000%, 01/26/24	393,588	391,964
Spin Holdco, Inc. Term Loan B, 5.851%, 3M LIBOR + 3.250%, 11/14/22	3,277,942	3,220,286

		5,818,156

Industrial Conglomerates—0.3%
IG Investment Holdings LLC 1st Lien Term Loan, 6.330%, 3M LIBOR + 4.000%, 05/23/25	2,710,997	2,691,229

Insurance—3.8%
Alliant Holdings Intermediate, LLC Term Loan B, 5.404%, 05/09/25	2,715,599	2,650,215
AmWINS Group, Inc. Term Loan B, 5.152%, 1M LIBOR + 2.750%, 01/25/24	3,850,208	3,828,551
Asurion LLC
2nd Lien Term Loan, 8.902%, 1M LIBOR + 6.500%, 08/04/25	2,350,000	2,386,230
Term Loan B4, 2M LIBOR + 3.000%, 08/04/22	4,393,360	4,388,417
Term Loan B6, 11/03/23	2,686,317	2,683,966
Camelot UK Holdco, Ltd. Term Loan, 5.652%, 1M LIBOR + 3.250%, 10/03/23	3,100,359	3,110,822
Hub International, Ltd. Term Loan B, 5.586%, 3M LIBOR + 3.000%, 04/25/25	4,529,250	4,423,805
Sedgwick Claims Management Services, Inc. Term Loan B, 5.652%, 1M LIBOR + 3.250%, 12/31/25	1,094,500	1,081,503
UFC Holdings, LLC Term Loan, 5.660%, 1M LIBOR + 3.250%, 04/29/26	2,250,000	2,251,003
USI, Inc. Term Loan, 5.330%, 3M LIBOR + 3.000%, 05/16/24	2,652,750	2,591,405

		29,395,917

Internet—2.7%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 5.660%, 1M LIBOR + 3.250%, 10/19/23	3,379,238	3,374,997
Ascend Learning LLC
Term Loan B, 5.402%, 1M LIBOR + 3.000%, 07/12/24	1,375,500	1,355,727
Getty Images, Inc. 1st Lien Term Loan, 6.904%, 1M LIBOR + 4.500%, 02/19/26	945,250	942,887
Go Daddy Operating Co. LLC Term Loan, 4.402%, 1M LIBOR + 2.000%, 02/15/24	3,785,767	3,790,162
Hoya Midco LLC 1st Lien Term Loan, 5.902%, 1M LIBOR + 3.500%, 06/30/24	949,640	940,144
Match Group, Inc. Term Loan B, 4.904%, 1M LIBOR + 2.500%, 11/16/22	481,250	482,453
SurveyMonkey, Inc. Term Loan B, 6.140%, 1M LIBOR + 3.750%, 10/10/25	1,164,533	1,160,166
Tibco Software, Inc. Term Loan B, 5.910%, 1M LIBOR + 3.500%, 12/04/20	3,272,021	3,276,765

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Uber Technologies
Incremental Term Loan, 5.904%, 1M LIBOR + 3.500%, 07/13/23	4,355,603	$4,355,150
Term Loan, 1M LIBOR + 4.000%, 04/04/25	1,410,750	1,413,395

		21,091,846

Internet Software & Services—0.1%
Sutherland Global Services, Inc. Term Loan B, 7.705%, 3M LIBOR + 5.375%, 04/23/21	830,594	822,807

Investment Company Securities—0.3%
Fortress Investment Group LLC Term Loan B, 4.402%, 1M LIBOR + 2.000%, 12/27/22	808,341	808,720
LSF9 Atlantis Holdings LLC Term Loan, 8.419%, 1M LIBOR + 6.000%, 05/01/23	1,252,162	1,170,771

		1,979,491

Iron/Steel—0.2%
Phoenix Services International LLC Term Loan, 6.161%, 1M LIBOR + 3.750%, 03/01/25	1,333,018	1,334,685

IT Services—0.1%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan, 5.402%, 1M LIBOR + 3.000%, 06/15/25	742,500	738,191

Leisure Products—0.8%
Bombardier Recreational Products, Inc. Term Loan B, 4.400%, 1M LIBOR + 2.000%, 05/23/25	4,252,642	4,199,483
Sabre GLBL, Inc. Term Loan B, 4.402%, 1M LIBOR + 2.000%, 02/22/24	917,242	915,932
Steinway Musical Instruments, Inc. Term Loan B, 6.144%, 1M LIBOR + 3.750%, 02/14/25	814,688	798,394

		5,913,809

Leisure Time—0.9%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 4.342%, 3M LIBOR + 1.750%, 10/19/24	1,014,386	1,006,778
ClubCorp Holdings, Inc. Term Loan B, 5.080%, 3M LIBOR + 2.750%, 09/18/24	1,664,756	1,544,061
Delta 2 (LUX) S.a.r.l. Term Loan, 4.902%, 1M LIBOR + 2.500%, 02/01/24	2,243,230	2,196,497
Hayward Industries, Inc. 1st Lien Term Loan, 5.902%, 1M LIBOR + 3.500%, 08/05/24	417,563	409,994
SRAM LLC
Term Loan B, 5.231%, 3M LIBOR + 2.750%, 03/15/24	1,056,244	1,056,244
Travel Leaders Group LLC Term Loan B, 6.383%, 1M LIBOR + 4.000%, 01/25/24	866,250	868,416

		7,081,990

Life Sciences Tools & Services—0.1%
Syneos Health, Inc. Term Loan B, 4.402%, 1M LIBOR + 2.000%, 08/01/24	880,161	878,602

Lodging—1.5%
Boyd Gaming Corp. Term Loan B3, 4.622%, 1M LIBOR + 2.250%, 09/15/23	845,352	842,288
CityCenter Holdings LLC Term Loan B, 4.652%, 1M LIBOR + 2.250%, 04/18/24	2,331,018	2,326,022
Crown Finance U.S., Inc. Term Loan, 4.652%, 1M LIBOR + 2.250%, 02/28/25	1,603,069	1,578,723
Cypress Intermediate Holdings III, Inc. 1st Lien Term Loan, 5.160%, 1M LIBOR + 2.750%, 04/26/24	1,200,500	1,187,595
Four Seasons Hotels, Ltd. 1st Lien Term Loan, 4.402%, 1M LIBOR + 2.750%, 11/30/23	877,500	876,746
MGM Growth Properties Operating Partnership L.P. Term Loan B, 4.402%, 1M LIBOR + 2.000%, 03/21/25	1,838,250	1,830,208
Playa Resorts Holding B.V. Term Loan B, 5.150%, 1M LIBOR + 2.750%, 04/29/24	2,283,046	2,192,676
Wyndham Hotels & Resorts, Inc. Term Loan B, 4.152%, 1M LIBOR + 1.750%, 05/30/25	1,191,000	1,189,604

		12,023,862

Machinery—0.4%
Altra Industrial Motion Corp. Term Loan B, 4.402%, 1M LIBOR + 2.000%, 10/01/25	663,433	652,237
CPM Holdings, Inc. 1st Lien Term Loan, 6.152%, 1M LIBOR + 3.750%, 11/15/25	298,500	295,515
Delachaux S.A. Term Loan B, 7.101%, 3M LIBOR + 4.500%, 03/28/26	400,000	398,000
Dynacast International LLC Term Loan B2, 5.580%, 3M LIBOR + 3.250%, 01/28/22	1,183,922	1,146,924
Global Brass & Copper, Inc. Term Loan B, 4.902%, 1M LIBOR + 2.500%, 05/29/25	802,313	802,293

		3,294,969

Machinery-Construction & Mining—0.5%
Brookfield WEC Holdings, Inc. 1st Lien Term Loan, 5.902%, 1M LIBOR + 3.500%, 08/01/25	4,084,487	4,087,040

Machinery-Diversified—1.4%
Clark Equipment Co. Term Loan B, 4.330%, 3M LIBOR + 2.000%, 05/18/24	1,287,225	1,279,179
Engineered Machinery Holdings, Inc.
1st Lien Term Loan, 07/19/24	1,157,375	1,129,887
Incremental Term Loan, 6.580%, 3M LIBOR + 4.250%, 07/19/24	273,625	273,853
EWT Holdings III Corp. Term Loan, 5.402%, 1M LIBOR + 3.000%, 12/20/24	3,852,790	3,840,750
Gardner Denver, Inc. Term Loan B, 5.152%, 1M LIBOR + 2.750%, 07/30/24	883,934	886,144
Pro Mach Group, Inc. Term Loan B, 5.144%, 1M LIBOR + 2.750%, 03/07/25	222,188	214,272
Shape Technologies Group, Inc.
Term Loan, 5.487%, 3M LIBOR + 3.000%, 04/21/25	222,750	214,258
Titan Acquisition, Ltd. Term Loan B, 5.402%, 1M LIBOR + 3.000%, 03/28/25	2,740,313	2,620,424
Welbilt, Inc. Term Loan B, 4.902%, 1M LIBOR + 2.500%, 10/23/25	794,103	784,176

		11,242,943

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Marine—0.2%
Stena International S.a.r.l. Term Loan B, 5.330%, 3M LIBOR + 3.000%, 03/03/21	1,610,750	$1,578,535

Media—4.8%
ALM Media Holdings, Inc. 1st Lien Term Loan, 07/31/20	370,728	341,070
AMC Entertainment Holdings, Inc. Term Loan B, 5.230%, 6M LIBOR + 3.000%, 04/22/26	1,620,938	1,620,051
Charter Communications Operating LLC Term Loan B, 4.330%, 3M LIBOR + 2.000%, 04/30/25	1,892,422	1,892,159
Crossmark Holdings, Inc. 1st Lien Term Loan, 6M LIBOR + 3.500%, 12/20/19	1,392,437	494,315
CSC Holdings LLC
Incremental Term Loan, 4.644%, 01/15/26	947,625	934,990
Term Loan B, 4.644%, 1M LIBOR + 2.500%, 01/25/26	1,188,000	1,176,262
Cumulus Media New Holdings, Inc. Term Loan, 6.910%, 1M LIBOR + 4.500%, 05/15/22	1,556,703	1,551,332
Entercom Media Corp. Term Loan B, 5.152%, 1M LIBOR + 2.750%, 11/18/24	1,273,461	1,275,053
Entravision Communications Corp. Term Loan B, 5.080%, 1M LIBOR + 2.750%, 11/29/24	836,229	806,961
EW Scripps Co. (The) Incremental Term Loan B, 5.152%, 1M LIBOR + 2.750%, 05/01/26	274,313	274,141
Global Eagle Entertainment, Inc. 1st Lien Term Loan, 10.349%, 6M LIBOR + 7.500%, 01/06/23	1,054,688	1,009,863
Gray Television, Inc.
Term Loan B, 4.681%, 1M LIBOR + 2.250%, 02/07/24	1,470,015	1,465,684
Term Loan C, 1M LIBOR + 2.500%, 01/02/26	646,750	646,403
Hubbard Radio LLC Term Loan B, 5.910%, 1M LIBOR + 3.500%, 03/28/25	597,798	597,300
iHeartCommunications, Inc. Exit Term Loan, 6.579%, 3M LIBOR + 4.000%, 05/01/26	1,460,090	1,463,740
Kasima LLC Term Loan B, 4.990%, 3M LIBOR + 2.500%, 05/17/21	34,926	34,970
Mission Broadcasting, Inc. Term Loan B3, 4.690%, 1M LIBOR + 2.250%, 01/17/24	308,740	307,293
Nexstar Broadcasting, Inc.
Term Loan B3, 4.652%, 1M LIBOR + 2.250%, 01/17/24	1,545,950	1,538,703
Term Loan B4, 06/19/26 (c)	450,000	448,969
Numericable Group S.A. Term Loan B11, 5.152%, 1M LIBOR + 2.750%, 07/31/25	1,764,000	1,684,620
ProQuest LLC Term Loan B, 5.652%, 1M LIBOR + 3.250%, 10/24/21	1,610,880	1,609,539
Sinclair Television Group, Inc. Term Loan B2, 4.660%, 1M LIBOR + 2.250%, 01/03/24	2,081,491	2,060,676
Unitymedia Finance LLC Term Loan D, 4.644%, 1M LIBOR + 2.250%, 01/15/26	925,000	923,439
Univision Communications, Inc.
Term Loan C5, 5.152%, 1M LIBOR + 2.750%, 03/15/24	7,081,504	6,754,614
Ziggo Secured Finance Partnership Term Loan E, 4.894%, 1M LIBOR + 2.500%, 04/15/25	6,475,000	6,354,040

		37,266,187

Metal Fabricate/Hardware—1.3%
Ameriforge Group, Inc. Term Loan, 06/08/22	752,980	749,215
Atkore International, Inc. 1st Lien Term Loan, 5.070%, 3M LIBOR + 2.750%, 12/22/23	1,333,302	1,329,968
Penn Engineering & Manufacturing Corp. Term Loan B, 5.152%, 1M LIBOR + 2.750%, 06/27/24	238,226	237,922
Rexnord LLC Term Loan B, 4.402%, 1M LIBOR + 2.000%, 08/21/24	2,654,282	2,654,834
WireCo WorldGroup, Inc. 1st Lien Term Loan, 7.402%, 1M LIBOR + 5.000%, 09/30/23	559,188	560,760
Zekelman Industries, Inc. Term Loan B, 4.652%, 1M LIBOR + 2.250%, 06/14/21	4,761,724	4,756,963

		10,289,662

Mining—0.1%
Neenah Foundry Co. Term Loan, 8.981%, 3M LIBOR + 6.500%, 12/13/22	670,579	663,873
Noranda Aluminum Acquisition Corp. Term Loan B, 6M LIBOR + 4.500%, 02/28/20	430,320	1,883
PMHC II, Inc. 1st Lien Term Loan, 6.151%, 6M LIBOR + 3.500%, 03/31/25	345,625	316,247

		982,003

Miscellaneous Manufacturing—1.0%
CTC AcquiCo GmbH Term Loan B2, 5.272%, 3M LIBOR + 2.750%, 03/07/25	1,050,529	1,038,710
Filtration Group Corp. 1st Lien Term Loan, 5.402%, 1M LIBOR + 3.000%, 03/29/25	1,505,938	1,504,593
Gates Global LLC Term Loan B, 5.152%, 1M LIBOR + 2.750%, 04/01/24	3,789,289	3,774,291
Werner FinCo L.P. Term Loan, 6.330%, 3M LIBOR + 4.000%, 07/24/24	1,376,423	1,323,087

		7,640,681

Office/Business Equipment—0.1%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.842%, 3M LIBOR + 4.250%, 06/21/24	490,000	476,280

Oil & Gas—1.6%
Apro LLC Term Loan B, 6.410%, 1M LIBOR + 4.000%, 08/08/24	241,042	241,343
Citgo Petroleum Corp.
Term Loan B, 7.600%, 07/29/21	2,367,215	2,368,695
Term Loan B, 7.600%, 3M LIBOR + 5.000%, 03/22/24	2,200,000	2,204,125
Delek U.S. Holdings, Inc. Term Loan B, 4.580%, 3M LIBOR + 2.250%, 03/31/25	520,187	514,985
Emerald Expositions Holding, Inc. Term Loan B, 5.152%, 1M LIBOR + 2.750%, 05/22/24	1,015,447	1,001,484
Fieldwood Energy LLC 1st Lien TL, 7.652%, 1M LIBOR + 5.250%, 04/11/22	1,276,437	1,189,214
MEG Energy Corp.
Term Loan B, 5.902%, 1M LIBOR + 3.500%, 12/31/23	969,914	970,520
Oxbow Carbon LLC 1st Lien Term Loan B, 6.152%, 1M LIBOR + 3.500%, 01/04/23	578,125	581,016

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
PSC Industrial Holdings Corp. 1st Lien Term Loan, 6.144%, 1M LIBOR + 3.750%, 10/03/24	1,649,875	$1,647,469
Sheridan Production Partners I LLC
Term Loan B2, 5.980%, 3M LIBOR + 3.500%, 10/01/19	1,032,663	738,354
Term Loan B2 I-A, 4.250%, 3M LIBOR + 3.500%, 10/01/19	136,836	97,838
Term Loan B2 I-M, 4.250%, 3M LIBOR + 3.500%, 10/01/19	83,580	59,760
Ultra Resources, Inc. 1st Lien Term Loan, 6.154%, 1M LIBOR + 3.750%, 04/12/24	1,372,460	1,063,657

		12,678,460

Oil & Gas Services—0.2%
Apergy Corp. 1st Lien Term Loan, 4.938%, 1M LIBOR + 2.500%, 05/09/25	250,602	250,133
McDermott Technology Americas, Inc. 1st Lien Term Loan, 7.402%, 1M LIBOR + 5.000%, 05/09/25	1,135,625	1,118,472
Thermon Industries, Inc. Term Loan B, 6.190%, 1M LIBOR + 3.750%, 10/24/24	288,225	288,585

		1,657,190

Packaging & Containers—1.7%
Berlin Packaging LLC 1st Lien Term Loan, 5.440%, 1M LIBOR + 3.000%, 11/07/25	222,750	216,833
Berry Global, Inc.
Term Loan Q, 4.412%, 1M LIBOR + 2.000%, 10/01/22	768,591	764,341
Term Loan U, 05/15/26 (c)	850,000	845,557
BWAY Holding Co. Term Loan B, 5.854%, 3M LIBOR + 3.250%, 04/03/24	1,911,000	1,849,489
Consolidated Container Co. LLC 1st Lien Term Loan, 5.152%, 1M LIBOR + 2.750%, 05/22/24	859,720	848,974
Flex Acquisition Co., Inc.
1st Lien Term Loan, 5.440%, 1M LIBOR + 3.000%, 12/29/23	4,593,914	4,376,526
Incremental Term Loan, 5.440%, 06/29/25	1,328,232	1,264,903
Multi Color Corp. Term Loan B, 6.750%, 3M LIBOR + 2.000%, 10/31/24	320,125	320,659
Ring Container Technologies Group LLC 1st Lien Term Loan, 5.152%, 1M LIBOR + 2.750%, 10/31/24	732,364	725,040
Trident TPI Holdings, Inc. Term Loan B1, 5.652%, 1M LIBOR + 3.250%, 10/17/24	1,897,730	1,800,471

		13,012,793

Pharmaceuticals—4.0%
Akorn, Inc. Term Loan B, 9.500%, 1M LIBOR + 7.000%, 04/16/21	912,287	859,831
Alkermes, Inc. Term Loan B, 4.670%, 1M LIBOR + 2.250%, 03/23/23	351,750	350,651
Amneal Pharmaceuticals LLC Term Loan B, 5.938%, 1M LIBOR + 3.500%, 05/04/25	3,290,982	3,275,869
Arbor Pharmaceuticals, Inc. Term Loan B, 7.330%, 3M LIBOR + 5.000%, 07/05/23	1,940,239	1,815,740
Change Healthcare Holdings LLC Term Loan B, 5.152%, 1M LIBOR + 2.750%, 03/01/24	6,989,750	6,944,610

Pharmaceuticals—(Continued)
Diplomat Pharmacy, Inc. Term Loan B, 6.910%, 1M LIBOR + 4.500%, 12/20/24	440,000	404,800
Endo Luxembourg Finance Co. I S.a.r.l.
Term Loan B, 6.652%, 1M LIBOR + 4.250%, 04/29/24	5,911,887	5,560,869
Grifols Worldwide Operations USA, Inc. Term Loan, 4.635%, 1M LIBOR + 2.250%, 01/31/25	3,176,875	3,171,459
HLF Financing S.a r.l. Term Loan B, 5.652%, 1M LIBOR + 3.250%, 08/18/25	967,688	968,292
Horizon Pharma, Inc. Term Loan B, 4.938%, 3M LIBOR + 2.500%, 05/22/26	1,224,719	1,225,485
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.412%, 1M LIBOR + 3.000%, 06/02/25	6,161,067	6,164,917

		30,742,523

Pipelines—0.0%
Centurion Pipeline Company LLC Term Loan B, 5.652%, 1M LIBOR + 3.250%, 09/29/25	223,875	224,435

Professional Services—0.5%
Realogy Group LLC Term Loan B, 4.633%, 1M LIBOR + 2.250%, 02/08/25	2,522,555	2,399,581
Trans Union LLC Term Loan B3, 4.402%, 1M LIBOR + 2.000%, 04/10/23	1,339,107	1,338,988

		3,738,569

Real Estate—0.8%
DTZ U.S. Borrower LLC Term Loan B, 5.652%, 1M LIBOR + 3.250%, 08/21/25	4,489,508	4,482,190
RE/MAX International, Inc. Term Loan B, 5.152%, 1M LIBOR + 2.750%, 12/15/23	1,871,626	1,869,287

		6,351,477

Real Estate Investment Trusts—0.7%
Apollo Commercial Real Estate Finance, Inc Term Loan B, 5.144%, 1M LIBOR + 2.750%, 05/15/26	400,000	397,490
Blackstone Mortgage Trust, Inc. Term Loan B, 4.902%, 1M LIBOR + 2.500%, 04/23/26	350,000	351,750
Brookfield Property REIT, Inc. Ist Lien Term Loan B, 4.902%, 1M LIBOR + 2.500%, 08/27/25	893,250	874,020
ESH Hospitality, Inc. Term Loan B, 4.402%, 1M LIBOR + 2.000%, 08/30/23	1,416,706	1,414,197
Iron Mountain, Inc. Term Loan B, 4.154%, 1M LIBOR + 1.750%, 01/02/26	814,688	792,793
VICI Properties 1 LLC Term Loan B, 4.404%, 1M LIBOR + 2.000%, 12/20/24	2,052,273	2,032,819

		5,863,069

Retail—3.1%
Alphabet Holding Co., Inc. 1st Lien Term Loan, 5.902%, 1M LIBOR + 3.500%, 09/26/24	2,210,625	2,092,493
Ascena Retail Group, Inc. Term Loan B, 6.938%, 1M LIBOR + 4.500%, 08/21/22	2,191,371	1,444,935
Bass Pro Group LLC Term Loan B, 7.402%, 1M LIBOR + 5.000%, 09/25/24	1,203,563	1,152,027

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 5.161%, 1M LIBOR + 2.750%, 02/03/24	2,714,997	$2,721,616
David’s Bridal, Inc.
Term Loan, 01/18/24	779,892	616,115
Term Loan, 9.890%, 3M LIBOR + 7.500%, 07/17/23	205,243	207,295
Del Frisco’s Restaurant Group, Inc. Incremental Term Loan, 8.438%, 1M LIBOR + 6.000%, 06/27/25	544,500	545,861
Dhanani Group Inc.
Term Loan B, 6.152%, 1M LIBOR + 3.750%, 07/20/25	544,500	526,804
Golden Nugget, Inc. Incremental Term Loan B, 5.144%, 1M LIBOR + 2.750%, 10/04/23	3,440,142	3,416,223
IRB Holding Corp. 1st Lien Term Loan, 5.644%, 1M LIBOR + 3.250%, 02/05/25	3,216,558	3,184,727
J. Crew Group, Inc. Term Loan B, 5.330%, 3M LIBOR + 3.000%, 03/05/21 (d) (e)	3,071,839	2,358,865
PetSmart, Inc. Term Loan B2, 6.670%, 1M LIBOR + 3.000%, 03/11/22	2,813,063	2,736,407
Pier 1 Imports (U.S.), Inc. Term Loan B, 5.700%, 3M LIBOR + 3.500%, 04/30/21	1,458,346	597,922
Serta Simmons Bedding LLC 1st Lien Term Loan, 5.912%, 1M LIBOR + 3.500%, 11/08/23	4,154,375	2,684,765

		24,286,055

Semiconductors—0.8%
Bright Bidco B.V. Term Loan B, 5.830%, 3M LIBOR + 3.500%, 06/30/24	1,887,643	1,340,226
Cabot Microelectronics Corp. Term Loan B, 4.688%, 1M LIBOR + 2.250%, 11/14/25	675,827	676,948
Cohu, Inc. Term Loan B, 5.200%, 6M LIBOR + 3.000%, 09/20/25	694,750	672,171
Cypress Semiconductor Corp. Term Loan B, 4.410%, 1M LIBOR + 2.000%, 07/05/21	929,762	930,575
Entegris, Inc. Term Loan B, 4.402%, 1M LIBOR + 2.000%, 11/01/25	373,125	373,708
MACOM Technology Solutions Holdings, Inc. Term Loan, 4.652%, 1M LIBOR + 2.250%, 05/17/24	1,135,775	1,022,907
MKS Instruments, Inc. Term Loan B5, 4.652%, 1M LIBOR + 2.250%, 02/02/26	299,250	299,886
Ultra Clean Holdings, Inc. Term Loan B, 6.902%, 1M LIBOR + 4.500%, 08/27/25	785,960	746,662

		6,063,083

Semiconductors & Semiconductor Equipment—0.1%
Microchip Technology, Inc. Term Loan B, 4.410%, 1M LIBOR + 2.000%, 05/29/25	488,658	487,067

Software—9.5%
Almonde, Inc. 1st Lien Term Loan, 6.101%, 1M LIBOR + 3.500%, 06/13/24	2,310,527	2,256,271
Applied Systems, Inc. 1st Lien Term Loan, 5.330%, 3M LIBOR + 3.000%, 09/19/24	4,710,817	4,679,904
Barracuda Networks, Inc. 1st Lien Term Loan, 5.774%, 3M LIBOR + 3.250%, 02/12/25	845,241	845,769

Software—(Continued)
BMC Software Finance, Inc. Term Loan B, 6.580%, 3M LIBOR + 4.250%, 10/02/25	2,636,750	2,506,560
Bracket Intermediate Holding Corp. 1st Lien Term Loan B, 6.815%, 3M LIBOR + 4.250%, 09/05/25	818,813	816,765
DigiCert, Inc. Term Loan B1, 6.402%, 1M LIBOR + 4.000%, 10/31/24	4,168,761	4,160,944
Epicor Software Corp. 1st Lien Term Loan, 5.660%, 1M LIBOR + 3.250%, 06/01/22	4,188,097	4,165,850
First Data Corp.
Term Loan, 4.404%, 1M LIBOR + 2.000%, 07/08/22	1,291,457	1,291,459
Term Loan, 4.404%, 1M LIBOR + 2.000%, 04/26/24	1,845,862	1,845,864
Flexera Software LLC 1st Lien Term Loan, 5.910%, 1M LIBOR + 3.500%, 02/26/25	1,241,899	1,238,794
GlobalLogic Holdings, Inc. 1st Lien Term Loan, 5.652%, 1M LIBOR + 3.250%, 08/01/25	1,388,284	1,387,417
Hyland Software, Inc. Term Loan 3, 5.652%, 1M LIBOR + 3.250%, 07/01/24	4,882,739	4,872,974
Infoblox, Inc. 1st Lien Term Loan, 6.902%, 1M LIBOR + 4.500%, 11/07/23	1,510,337	1,512,980
Infor (U.S.), Inc. Term Loan B6, 5.080%, 3M LIBOR + 2.750%, 02/01/22	7,619,403	7,602,732
Informatica LLC Term Loan, 5.652%, 1M LIBOR + 3.250%, 08/05/22	4,509,166	4,517,620
IQVIA, Inc.
Term Loan B, 4.330%, 3M LIBOR + 2.000%, 03/07/24	811,768	811,768
Term Loan B2, 3M LIBOR + 2.000%, 01/17/25	1,031,625	1,031,440
Kronos, Inc. Term Loan B, 5.579%, 3M LIBOR + 3.000%, 11/01/23	5,424,487	5,418,081
MA FinanceCo. LLC
Term Loan B2, 4.652%, 1M LIBOR + 2.250%, 11/19/21	1,771,942	1,756,881
Term Loan B3, 4.652%, 1M LIBOR + 2.500%, 06/21/24	437,788	430,127
Marcel LUX IV SARL Term Loan B1, 5.893%, 3M LIBOR + 3.250%, 03/15/26	1,000,000	985,000
Navicure, Inc. 1st Lien Term Loan B, 6.152%, 1M LIBOR + 3.750%, 11/01/24	739,492	735,333
Renaissance Holding Corp. 1st Lien Term Loan, 5.731%, 3M LIBOR + 3.250%, 05/30/25	1,113,750	1,083,122
Seattle Spinco, Inc. Term Loan B3, 4.902%, 1M LIBOR + 2.500%, 06/21/24	2,956,491	2,904,752
SolarWinds Holdings, Inc. Term Loan B, 5.152%, 1M LIBOR + 2.750%, 02/05/24	3,614,149	3,599,089
Solera LLC Term Loan B, 5.152%, 1M LIBOR + 2.750%, 03/03/23	763,168	759,882
Sound Inpatient Physicians 1st Lien Term Loan, 5.152%, 1M LIBOR + 2.750%, 06/27/25	420,750	421,013
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 4.652%, 1M LIBOR + 2.250%, 04/16/25	1,150,699	1,147,583
SS&C Technologies, Inc. Term Loan B3, 4.652%, 1M LIBOR + 2.250%, 04/16/25	1,677,917	1,673,373
TriTech Software Systems Term Loan B, 6.152%, 1M LIBOR + 3.750%, 08/29/25	796,000	787,792
Ultimate Software Group, Inc. (The) Term Loan B, 6.080%, 3M LIBOR + 3.750%, 05/04/26	1,475,000	1,479,241

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Veritas Bermuda, Ltd. Term Loan B, 6.830%, 3M LIBOR + 4.500%, 01/27/23	2,159,239	$1,964,908
Vero Parent, Inc. Term Loan B, 6.902%, 1M LIBOR + 4.500%, 08/16/24	1,375,605	1,372,740
Wall Street Systems Delaware, Inc. Term Loan B, 5.651%, 3M LIBOR + 3.000%, 11/21/24	1,565,278	1,522,885

		73,586,913

Technology Hardware, Storage & Peripherals—0.1%
Carbonite, Inc Term Loan B, 6.152%, 1M LIBOR + 3.750%, 03/26/26	382,500	384,014
Datto, Inc. Term Loan B, 6.580%, 3M LIBOR + 4.250%, 04/02/26	325,000	328,250
Mirion Technologies, Inc. Term Loan B, 6.402%, 1M LIBOR + 4.000%, 03/06/26	349,188	350,570

		1,062,834

Telecommunications—5.6%
CenturyLink, Inc. Term Loan B, 5.152%, 1M LIBOR + 2.750%, 01/31/25	4,777,250	4,671,252
Colorado Buyer, Inc. Term Loan B, 5.420%, 1M LIBOR + 3.000%, 05/01/24	1,494,500	1,396,423
CommScope, Inc. Term Loan B, 5.652%, 1M LIBOR + 3.250%, 04/06/26	1,550,000	1,550,194
CPI International, Inc. 1st Lien Term Loan, 5.902%, 1M LIBOR + 3.500%, 07/26/24	614,063	609,457
CSC Holdings LLC 1st Lien Term Loan, 4.644%, 1M LIBOR + 2.250%, 07/17/25	2,411,719	2,378,181
Digicel International Finance, Ltd. Term Loan B, 5.780%, 3M LIBOR + 3.250%, 05/28/24	1,498,318	1,311,028
Frontier Communications Corp. Term Loan B1, 6.160%, 1M LIBOR + 3.750%, 06/15/24	1,788,500	1,757,947
Intelsat Jackson Holdings S.A. Term Loan B4, 6.904%, 1M LIBOR + 4.500%, 01/02/24	1,600,000	1,609,200
Level 3 Financing, Inc. Term Loan B, 4.652%, 1M LIBOR + 2.250%, 02/22/24	2,550,000	2,532,204
MCC Iowa LLC Term Loan M, 4.390%, 1M LIBOR + 2.000%, 01/15/25	893,707	893,327
Onvoy LLC 1st Lien Term Loan B, 6.830%, 3M LIBOR + 4.500%, 02/10/24	855,803	714,595
Radiate Holdco LLC 1st Lien Term Loan, 5.402%, 1M LIBOR + 3.000%, 02/01/24	1,767,810	1,730,736
Sprint Communications, Inc.
1st Lien Term Loan B, 4.938%, 1M LIBOR + 2.500%, 02/02/24	4,219,373	4,163,116
Term Loan B, 1M LIBOR + 3.000%, 02/02/24	696,500	691,271
Switch, Ltd. Term Loan B, 4.652%, 1M LIBOR + 2.250%, 06/27/24	220,500	219,604
Syniverse Holdings, Inc. 1st Lien Term Loan, 7.401%, 1M LIBOR + 5.000%, 03/09/23	938,125	869,720
Telenet Financing USD LLC Term Loan AN, 4.644%, 1M LIBOR + 2.250%, 08/15/26	2,375,000	2,352,981
Telesat Canada Term Loan B4, 4.830%, 3M LIBOR + 2.500%, 11/17/23	4,303,442	4,262,163

Telecommunications—(Continued)
UPC Financing Partnership Term Loan AR, 4.894%, 1M LIBOR + 2.500%, 01/15/26	1,915,696	1,915,288
Virgin Media Bristol LLC Term Loan K, 4.894%, 1M LIBOR + 2.500%, 01/15/26	6,450,000	6,434,772
West Corp.
Term Loan, 6.522%, 3M LIBOR + 4.000%, 10/10/24	1,628,220	1,522,047
Term Loan B1, 10/10/24	297,000	274,168

		43,859,674

Thrifts & Mortgage Finance—0.0%
Ocwen Financial Corp. Term Loan B, 7.402%, 1M LIBOR + 5.000%, 12/04/20	249,767	249,611

Trading Companies & Distributors—0.1%
DXP Enterprises, Inc. Term Loan B, 7.152%, 1M LIBOR + 4.750%, 08/29/23	466,688	467,854

Transportation—0.6%
Hanjin International Corp. Term Loan B, 4.904%, 1M LIBOR + 2.500%, 10/18/20	475,000	471,437
Kenan Advantage Group, Inc.
Term Loan, 5.402%, 1M LIBOR + 3.000%, 07/31/22	565,232	546,862
Term Loan B, 5.402%, 1M LIBOR + 3.000%, 07/31/22	172,991	167,369
PODS LLC 1st Lien Term Loan, 5.161%, 1M LIBOR + 2.750%, 12/06/24	589,503	581,888
PQ Corp. Term Loan B, 5.083%, 3M LIBOR + 2.500%, 02/08/25	2,665,298	2,657,177
XPO Logistics, Inc. Term Loan B, 4.402%, 1M LIBOR + 2.000%, 02/24/25	575,000	571,210

		4,995,943

Trucking & Leasing—0.8%
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B3, 4.133%, 1M LIBOR + 2.000%, 01/15/25	3,719,250	3,717,959
IBC Capital Ltd. 1st Lien Term Loan, 6.152%, 3M LIBOR + 3.750%, 09/11/23	543,125	542,673
SBA Senior Finance II LLC Term Loan B, 4.410%, 1M LIBOR + 2.000%, 04/11/25	1,881,928	1,860,021

		6,120,653

Total Floating Rate Loans (Cost $742,834,379)		721,320,617

Corporate Bonds & Notes—2.1%

Aerospace/Defense—0.4%
TransDigm, Inc. 6.250%, 03/15/26 (144A)	3,000,000	3,138,750

Auto Parts & Equipment—0.2%
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 6.250%, 05/15/26 (144A)	1,350,000	1,402,313

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Services—0.2%
Allied Universal Holding Co. 6.625%, 07/15/26 (144A)	250,000	$254,063
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/24 (144A)	625,000	635,937
5.750%, 04/15/26 (144A)	625,000	645,312

		1,535,312

Electric—0.3%
Calpine Corp. 5.250%, 06/01/26 (144A)	2,000,000	2,035,000
Talen Energy Supply LLC 6.625%, 01/15/28 (144A)	425,000	422,344

		2,457,344

Healthcare-Products—0.2%
Avantor, Inc. 6.000%, 10/01/24 (144A)	1,500,000	1,596,000

Media—0.3%
iHeartCommunications, Inc.
6.375%, 05/01/26	105,163	111,604
8.375%, 05/01/27	190,609	199,667
Ziggo B.V. 5.500%, 01/15/27 (144A)	2,000,000	2,034,420

		2,345,691

Oil & Gas—0.1%
CITGO Petroleum Corp. 6.250%, 08/15/22 (144A)	1,000,000	1,000,000

Telecommunications—0.4%
Altice France S.A. 7.375%, 05/01/26 (144A)	500,000	512,500
CommScope. Inc. 6.000%, 03/01/26 (144A)	2,000,000	2,050,000

		2,562,500

Total Corporate Bonds & Notes (Cost $15,936,217)		16,037,910

Common Stocks—0.5%

Commercial Services—0.1%
IAP Worldwide Services LLC (b) (d) (e) (g)	44	574,166

Gas Utilities—0.0%
Southcross Holding GP LLC (b) (d) (e) (g)	59	0
Southcross Holding L.P. - Class A (b) (g)	59	31,712

		31,712

Health Care Providers & Services—0.0%
Millennium Health LLC (b) (g)	31,600	2,528

Internet Software & Services—0.0%
Answers Corp. (b) (d) (e) (g)	29,070	58,140

Media—0.1%
Clear Channel Outdoor Holdings, Inc. (b) (g)	43,727	206,392
Cumulus Media, Inc. - Class A (b) (g)	40,548	752,165
iHeartMedia, Inc. - Class A (b) (g)	18,596	292,887

		1,251,444

Metals & Mining—0.2%
AFG Holdings, Inc. (b) (d) (e) (g)	24,746	1,590,425

Oil & Gas—0.0%
Fieldwood Energy LLC (Rights Offering Shares) (b) (g)	6,048	189,756
Fieldwood Energy LLC (Rights Offering Shares) (b) (g)	1,397	43,831

		233,587

Oil, Gas & Consumable Fuels—0.1%
Paragon Offshore Finance Co. - Class A (b) (g)	1,527	1,432
Paragon Offshore Finance Co. - Class B (b) (g)	764	22,156
Samson Resources II LLC - Class A (b) (g)	19,666	471,984

		495,572

Retail—0.0%
David’s Bridal, Inc. (b) (g)	15,105	75,525

Total Common Stocks (Cost $3,049,724)		4,313,099

Short-Term Investment—4.7%

Repurchase Agreement—4.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $36,268,834; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $36,993,106.	36,265,208	36,265,208

Total Short-Term Investments (Cost $36,265,208)		36,265,208

Total Investments—100.2% (Cost $798,085,528)		777,936,834
Unfunded Loan Commitments—(0.0)% (Cost $(223,222))		(223,222)
Net Investments—100.2% (Cost $797,862,306)		777,713,612
Other assets and liabilities (net)—(0.2)%		(1,041,258)

Net Assets—100.0%		$776,672,354

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	Non-income producing security.
(c)	This loan will settle after June 30, 2019, at which time the interest rate will be determined.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2019, these securities represent 0.7% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(g)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $15,726,639, which is 2.0% of net assets.
(LIBOR)—	London Interbank Offered Rate

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$5,229,662	$—	$5,229,662
Aerospace/Defense	—	11,099,699	—	11,099,699
Auto Components	—	8,079,958	—	8,079,958
Auto Parts & Equipment	—	11,524,950	—	11,524,950
Automobiles	—	1,160,402	—	1,160,402
Banks	—	196,264	—	196,264
Beverages	—	2,215,684	—	2,215,684
Building Materials	—	10,018,853	—	10,018,853
Capital Markets	—	7,682,453	—	7,682,453
Chemicals	—	34,894,824	—	34,894,824
Coal	—	1,294,038	—	1,294,038
Commercial Services (Less Unfunded Loan Commitments of 223,222)	—	28,918,030	285,827	29,203,857
Commercial Services & Supplies	—	4,308,939	—	4,308,939
Communications Equipment	—	1,166,686	—	1,166,686
Computers	—	12,681,305	—	12,681,305
Construction Materials	—	403,000	—	403,000
Distribution/Wholesale	—	661,286	—	661,286
Distributors	—	3,473,842	—	3,473,842
Diversified Consumer Services	—	3,585,893	—	3,585,893
Diversified Financial Services	—	30,222,370	—	30,222,370
Electric	—	12,212,615	—	12,212,615
Electrical Components & Equipment	—	1,735,830	—	1,735,830
Electronics	—	6,363,838	—	6,363,838
Energy Equipment & Services	—	1,813,627	—	1,813,627
Engineering & Construction	—	1,322,284	—	1,322,284
Entertainment	—	8,245,964	—	8,245,964
Environmental Control	—	7,455,892	—	7,455,892
Food	—	22,026,353	—	22,026,353
Hand/Machine Tools	—	4,475,574	—	4,475,574
Health Care Technology	—	3,519,382	—	3,519,382
Healthcare-Products	—	21,306,808	—	21,306,808
Healthcare-Services	—	39,430,431	—	39,430,431
Hotels, Restaurants & Leisure	—	9,509,929	—	9,509,929
Household Products	—	497,815	—	497,815
Household Products/Wares	—	5,818,156	—	5,818,156
Industrial Conglomerates	—	2,691,229	—	2,691,229
Insurance	—	29,395,917	—	29,395,917
Internet	—	21,091,846	—	21,091,846
Internet Software & Services	—	822,807	—	822,807
Investment Company Securities	—	1,979,491	—	1,979,491
Iron/Steel	—	1,334,685	—	1,334,685
IT Services	—	738,191	—	738,191
Leisure Products	—	5,913,809	—	5,913,809

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Time	$—	$7,081,990	$—	$7,081,990
Life Sciences Tools & Services	—	878,602	—	878,602
Lodging	—	12,023,862	—	12,023,862
Machinery	—	3,294,969	—	3,294,969
Machinery-Construction & Mining	—	4,087,040	—	4,087,040
Machinery-Diversified	—	11,242,943	—	11,242,943
Marine	—	1,578,535	—	1,578,535
Media	—	37,266,187	—	37,266,187
Metal Fabricate/Hardware	—	10,289,662	—	10,289,662
Mining	—	982,003	—	982,003
Miscellaneous Manufacturing	—	7,640,681	—	7,640,681
Office/Business Equipment	—	476,280	—	476,280
Oil & Gas	—	12,678,460	—	12,678,460
Oil & Gas Services	—	1,657,190	—	1,657,190
Packaging & Containers	—	13,012,793	—	13,012,793
Pharmaceuticals	—	30,742,523	—	30,742,523
Pipelines	—	224,435	—	224,435
Professional Services	—	3,738,569	—	3,738,569
Real Estate	—	6,351,477	—	6,351,477
Real Estate Investment Trusts	—	5,863,069	—	5,863,069
Retail	—	21,927,190	2,358,865	24,286,055
Semiconductors	—	6,063,083	—	6,063,083
Semiconductors & Semiconductor Equipment	—	487,067	—	487,067
Software	—	73,586,913	—	73,586,913
Technology Hardware, Storage & Peripherals	—	1,062,834	—	1,062,834
Telecommunications	—	43,859,674	—	43,859,674
Thrifts & Mortgage Finance	—	249,611	—	249,611
Trading Companies & Distributors	—	467,854	—	467,854
Transportation	—	4,995,943	—	4,995,943
Trucking & Leasing	—	6,120,653	—	6,120,653
Total Floating Rate Loans (Less Unfunded Loan Commitments of 223,222)	—	718,452,703	2,644,692	721,097,395
Total Corporate Bonds & Notes*	—	16,037,910	—	16,037,910
Common Stocks
Commercial Services	—	—	574,166	574,166
Gas Utilities	—	31,712	0	31,712
Health Care Providers & Services	—	2,528	—	2,528
Internet Software & Services	—	—	58,140	58,140
Media	958,557	292,887	—	1,251,444
Metals & Mining	—	—	1,590,425	1,590,425
Oil & Gas	—	233,587	—	233,587
Oil, Gas & Consumable Fuels	—	495,572	—	495,572
Retail	—	75,525	—	75,525
Total Common Stocks	958,557	1,131,811	2,222,731	4,313,099
Total Short-Term Investment*	—	36,265,208	—	36,265,208
Total Net Investments	$958,557	$771,887,632	$4,867,423	$777,713,612

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$777,713,612
Cash	4,059,167
Receivable for:
Investments sold	5,032,695
Fund shares sold	144,416
Interest	1,750,792

Total Assets	788,700,682
Liabilities
Payables for:
Investments purchased	11,019,668
Fund shares redeemed	32,949
Accrued Expenses:
Management fees	384,935
Distribution and service fees	26,317
Deferred trustees’ fees	130,557
Other expenses	433,902

Total Liabilities	12,028,328

Net Assets	$776,672,354

Net Assets Consist of:
Paid in surplus	$791,054,315
Distributable earnings (Accumulated losses)	(14,381,961)

Net Assets	$776,672,354

Net Assets
Class A	$648,915,533
Class B	127,756,821
Capital Shares Outstanding*
Class A	65,059,302
Class B	12,890,483
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.97
Class B	9.91

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $797,862,306.
(b)	Investments at value is net of unfunded loan commitments of $223,222.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Interest	$21,491,386

Total investment income	21,491,386
Expenses
Management fees	2,320,479
Administration fees	21,569
Custodian and accounting fees	168,525
Distribution and service fees—Class B	155,589
Audit and tax services	62,601
Legal	22,463
Trustees’ fees and expenses	31,323
Shareholder reporting	17,051
Insurance	2,611
Miscellaneous	7,343

Total expenses	2,809,554

Net Investment Income	18,681,832

Net Realized and Unrealized Gain (Loss)
Net realized loss on investments	(1,589,116)

Net change in unrealized appreciation on investments	17,819,203

Net realized and unrealized gain	16,230,087

Net Increase in Net Assets From Operations	$34,911,919

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$18,681,832	$36,264,028
Net realized gain (loss)	(1,589,116)	3,164,961
Net change in unrealized appreciation (depreciation)	17,819,203	(33,356,649)

Increase in net assets from operations	34,911,919	6,072,340

From Distributions to Shareholders
Class A	(30,403,750)	(27,388,636)
Class B	(5,776,634)	(3,898,414)

Total distributions	(36,180,384)	(31,287,050)

Increase (decrease) in net assets from capital share transactions	20,097,851	(53,020,461)

Total increase (decrease) in net assets	18,829,386	(78,235,171)

Net Assets
Beginning of period	757,842,968	836,078,139

End of period	$776,672,354	$757,842,968

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	118,061	$1,214,890	1,255,443	$13,058,090
Reinvestments	3,046,468	30,403,750	2,690,436	27,388,636
Redemptions	(2,043,427)	(21,064,623)	(10,759,647)	(111,561,873)

Net increase (decrease)	1,121,102	$10,554,017	(6,813,768)	$(71,115,147)

Class B
Sales	1,303,239	$13,375,311	3,649,818	$37,500,386
Reinvestments	582,322	5,776,634	385,219	3,898,414
Redemptions	(938,908)	(9,608,111)	(2,269,181)	(23,304,114)

Net increase	946,653	$9,543,834	1,765,856	$18,094,686

Increase (decrease) derived from capital shares transactions		$20,097,851		$(53,020,461)

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.00		$10.34	$10.35	$9.86	$10.31	$10.63

Income (Loss) from Investment Operations
Net investment income (a)	0.25		0.46	0.39	0.40	0.39	0.37
Net realized and unrealized gain (loss)	0.21		(0.39)	0.02	0.52	(0.45)	(0.26)

Total income (loss) from investment operations	0.46		0.07	0.41	0.92	(0.06)	0.11

Less Distributions
Distributions from net investment income	(0.49)		(0.41)	(0.42)	(0.43)	(0.39)	(0.38)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00	(0.05)

Total distributions	(0.49)		(0.41)	(0.42)	(0.43)	(0.39)	(0.43)

Net Asset Value, End of Period	$9.97		$10.00	$10.34	$10.35	$9.86	$10.31

Total Return (%) (b)	4.60	(c)	0.56	4.00	9.50	(0.66)	1.01

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.69	(d)	0.68	0.68	0.67	0.67	0.67
Ratio of net investment income to average net assets (%)	4.90	(d)	4.45	3.80	4.01	3.83	3.59
Portfolio turnover rate (%)	11	(c)	25	41	40	23	30
Net assets, end of period (in millions)	$648.9		$639.3	$731.6	$715.4	$728.3	$793.5

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.93		$10.27	$10.29	$9.80	$10.24	$10.58

Income (Loss) from Investment Operations
Net investment income (a)	0.24		0.43	0.36	0.38	0.36	0.35
Net realized and unrealized gain (loss)	0.21		(0.39)	0.01	0.51	(0.43)	(0.28)

Total income (loss) from investment operations	0.45		0.04	0.37	0.89	(0.07)	0.07

Less Distributions
Distributions from net investment income	(0.47)		(0.38)	(0.39)	(0.40)	(0.37)	(0.36)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00	(0.05)

Total distributions	(0.47)		(0.38)	(0.39)	(0.40)	(0.37)	(0.41)

Net Asset Value, End of Period	$9.91		$9.93	$10.27	$10.29	$9.80	$10.24

Total Return (%) (b)	4.50	(c)	0.31	3.68	9.27	(0.83)	0.74

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.94	(d)	0.93	0.93	0.92	0.92	0.92
Ratio of net investment income to average net assets (%)	4.65	(d)	4.23	3.55	3.76	3.58	3.34
Portfolio turnover rate (%)	11	(c)	25	41	40	23	30
Net assets, end of period (in millions)	$127.8		$118.6	$104.5	$104.1	$98.0	$109.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Eaton Vance Floating Rate Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820- Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to the authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

BHFTI-22

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to adjustments to prior period accumulated balances. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

BHFTI-23

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Unfunded Loan Commitments - The Portfolio may enter into certain credit agreements, all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedule of Investments. As of June 30, 2019, the Portfolio had open unfunded loan commitments of $223,222. At June 30, 2019, the Portfolio had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had investments in repurchase agreements with a gross value of $ 36,265,208, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or Master Repurchase Agreements (“MRAs”), which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-24

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$81,938,506	$0	$83,793,383

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$2,320,479	0.625%	First $100 million
	0.600%	Over $100 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Eaton Vance Management (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under

BHFTI-25

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$798,069,161

Gross unrealized appreciation	2,823,659
Gross unrealized depreciation	(23,179,208)

Net unrealized appreciation (depreciation)	$(20,355,549)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$31,287,050	$32,300,471	$—	$—	$31,287,050	$32,300,471

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$35,989,026	$—	$(38,165,754)	$(10,821,255)	$(12,997,983)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had long-term accumulated capital losses of $10,821,255.

During the year ended December 31, 2018, the Portfolio utilized capital loss carryforwards of $2,909,350.

BHFTI-26

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return

Managed By Franklin Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the Brighthouse/Franklin Low Duration Total Return Portfolio returned 3.46% and 3.32%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Bond Index1, returned 2.71%.

MARKET ENVIRONMENT / CONDITIONS

The U.S. economy grew during the six months ended June 30, 2019. After moderating for two consecutive quarters to end 2018, the economy grew significantly faster in 2019’s first quarter, driven by growth in consumer spending, inventory investment, exports, business investment, and state and local government spending. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 3.9% in December 2018 to 3.7% at period-end. The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in December 2018 to 1.6% at period-end.

The U.S. Federal Reserve (the “Fed”) has held its target range for the federal funds rate unchanged, at 2.25%-2.50%, so far in 2019. In March, the Fed mentioned it would end its balance sheet normalization program by the end of September 2019. In June, the Fed indicated increased uncertainties around its views on economic activity and the labor market. With market-based inflation measures remaining low in recent months, the market has interpreted the Fed’s recent statements to mean the Fed will likely cut rates in 2019’s second half to foster continued economic growth while attempting to achieve its inflation objective.

The 10-year Treasury yield, which moves inversely to its price, decreased during the period. The yield rose at some points during 2019’s first quarter amid several better-than-expected U.S. economic reports and optimism about a potential U.S.-China trade deal. However, concerns about political uncertainties in the U.S., slower domestic and global economic growth, and the Fed’s patient approach to its monetary policy decisions weighed on the Treasury yield. Near period-end, the 10-year yield reached multi-year lows and fell below certain short-term yields, due to weaker economic data and escalating U.S. trade tensions with China and Mexico. Overall, the 10-year Treasury yield declined from 2.69% at the beginning of the period to 2.00% at period-end.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

During the period, the Portfolio’s overweight allocation to credit contributed significantly to performance with Collateralized Loan Obligations (“CLOs”) being the most significant contributor relative to the benchmark. Senior Secured Floating-Rate Loans, High-Yield Corporate Credit and Investment-Grade Corporate Credit also benefited results, as did non-agency Residential Mortgage-Backed Securities (“RMBS”). In contrast, the Portfolio’s yield curve positioning was the primary detractor from performance relative to the benchmark.

Over the period, we increased our exposure to U.S. Treasuries, RMBS, Emerging Market Bonds and Sovereign Developed Market Securities. We decreased our allocations to Investment-Grade and High-Yield Corporate Credit, Senior Secured Floating-Rate Loans and Commercial Mortgage-Backed securities.

At period-end, we were overweight compared to the benchmark in many of the credit sectors and securitized products, based on our belief valuations remained relatively attractive on a longer-term basis. At period-end, our heaviest allocation positioning was in RMBS followed by CLOs, Senior Secured Floating-Rate Loans and Treasury Inflation Protected Securities.

In addition, the Portfolio employed derivatives as a tool in seeking efficient management of certain risks. We used derivatives to manage portfolio duration, credit risk and currency exposures. During the period, the use of derivatives provided exposures through means that we believed to be advantageous to the Portfolio.

Sonal Desai

Roger A. Bayston

Kent Burns

Portfolio Managers

Franklin Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. GOVERNMENT/CREDIT 1-3 YEAR BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[2]
Brighthouse/Franklin Low Duration Total Return Portfolio
Class A	3.46	4.01	1.81	1.81
Class B	3.32	3.65	1.53	1.55
Bloomberg Barclays U.S. Government/Credit 1-3 Year Bond Index	2.71	4.27	1.46	1.31

1 The Bloomberg Barclays U.S. Government/Credit 1-3 Year Bond Index measures performance of U.S. Dollar-denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have maturities ranging from one to three years.

2 Inception date of the Class A and B shares is 4/29/2011. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	31.7
Corporate Bonds & Notes	27.3
Asset-Backed Securities	20.7
Floating Rate Loans	5.8
Mortgage-Backed Securities	5.5
Foreign Government	2.9
Mutual Funds	1.3
Municipals	1.0
Common Stocks	0.1

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Franklin Low Duration Total Return Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.49%	$1,000.00	$1,034.60	$2.47
	Hypothetical*	0.49%	$1,000.00	$1,022.37	$2.46

Class B (a)	Actual	0.74%	$1,000.00	$1,033.20	$3.73
	Hypothetical*	0.74%	$1,000.00	$1,021.13	$3.71

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

U.S. Treasury & Government Agencies—31.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—16.3%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	350,900	$362,045
4.500%, 03/01/25	859,529	902,076
Fannie Mae ARM Pool
3.809%, 6M LIBOR + 1.152%, 03/01/28 (a)	7,063	7,177
3.854%, 6M LIBOR + 1.214%, 11/01/33 (a)	1,551	1,560
3.927%, 6M LIBOR + 1.136%, 11/01/33 (a)	4,129	4,177
4.103%, 6M LIBOR + 1.431%, 12/01/32 (a)	237,625	249,993
4.156%, 6M LIBOR + 1.413%, 11/01/34 (a)	5,198	5,338
4.165%, 6M LIBOR + 1.415%, 06/01/32 (a)	9,021	9,073
4.169%, 6M LIBOR + 1.434%, 02/01/36 (a)	37,532	38,718
4.175%, 1Y H15 + 1.675%, 11/01/32 (a)	10,175	10,549
4.215%, 1Y H15 + 1.715%, 10/01/35 (a)	15,688	15,854
4.228%, 6M LIBOR + 1.406%, 03/01/35 (a)	23,641	24,321
4.235%, 6M LIBOR + 1.546%, 12/01/34 (a)	28,518	29,495
4.247%, 12M LIBOR + 1.504%, 07/01/33 (a)	35,958	37,665
4.261%, 6M LIBOR + 1.620%, 11/01/32 (a)	33,451	35,128
4.271%, 12M LIBOR + 1.521%, 07/01/33 (a)	31,785	33,124
4.290%, 6M LIBOR + 1.415%, 09/01/32 (a)	11,461	11,667
4.310%, 6M LIBOR + 1.542%, 09/01/35 (a)	13,564	14,019
4.315%, 1Y H15 + 2.065%, 12/01/25 (a)	8,821	8,895
4.356%, 1Y H15 + 2.192%, 09/01/37 (a)	20,510	21,414
4.358%, 6M LIBOR + 1.652%, 04/01/36 (a)	46,596	48,440
4.365%, 1Y H15 + 2.270%, 08/01/30 (a)	12,629	12,906
4.373%, 1Y H15 + 1.998%, 10/01/32 (a)	11,887	12,381
4.376%, 6M LIBOR + 1.570%, 11/01/35 (a)	72,519	74,725
4.383%, 6M LIBOR + 1.758%, 06/01/28 (a)	1,983	2,062
4.388%, 6M LIBOR + 1.662%, 03/01/37 (a)	5,808	6,041
4.391%, 1Y H15 + 1.922%, 08/01/29 (a)	3,106	3,220
4.395%, 12M LIBOR + 1.645%, 09/01/39 (a)	2,404	2,494
4.399%, 1Y H15 + 2.149%, 08/01/33 (a)	46,344	48,171
4.410%, 1Y H15 + 2.010%, 06/01/25 (a)	38,812	39,379
4.422%, 12M LIBOR + 1.630%, 05/01/33 (a)	10,844	11,418
4.436%, 1Y H15 + 1.686%, 03/01/33 (a)	969	986
4.437%, 1Y H15 + 2.223%, 07/01/35 (a)	21,980	23,171
4.441%, 6M LIBOR + 1.585%, 03/01/36 (a)	158,033	163,783
4.451%, 12M LIBOR + 1.702%, 08/01/37 (a)	12,526	13,145
4.470%, 12M LIBOR + 1.720%, 08/01/35 (a)	130,006	136,447
4.486%, 12M LIBOR + 1.577%, 01/01/36 (a)	42,768	44,688
4.495%, 1Y H15 + 1.895%, 02/01/25 (a)	49,316	50,537
4.520%, 1Y H15 + 2.270%, 09/01/30 (a)	37,707	39,143
4.525%, 1Y H15 + 2.275%, 02/01/33 (a)	35,599	36,095
4.530%, 1Y H15 + 2.280%, 07/01/32 (a)	2,546	2,570
4.540%, 1Y H15 + 2.290%, 08/01/32 (a)	45,348	46,977
4.545%, 12M LIBOR + 1.420%, 03/01/36 (a)	5,282	5,358
4.550%, 1Y H15 + 2.300%, 09/01/32 (a)	3,399	3,439
4.550%, 12M LIBOR + 1.550%, 02/01/44 (a)	28,685	29,751
4.554%, 1Y H15 + 2.075%, 07/01/33 (a)	27,273	28,285
4.555%, 1Y H15 + 2.055%, 01/01/20 (a)	2,102	2,101
4.557%, 12M LIBOR + 1.792%, 10/01/36 (a)	4,031	4,230
4.559%, 12M LIBOR + 1.684%, 12/01/32 (a)	5,501	5,681
4.570%, 12M LIBOR + 1.691%, 11/01/36 (a)	1,486,548	1,558,941
4.575%, 12M LIBOR + 1.699%, 10/01/33 (a)	31,079	32,459
4.575%, 12M LIBOR + 1.690%, 11/01/35 (a)	25,102	26,263
4.582%, 12M LIBOR + 1.582%, 03/01/33 (a)	40,087	41,798
4.587%, 12M LIBOR + 1.825%, 09/01/37 (a)	2,876	3,032

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
4.605%, 1Y H15 + 2.179%, 03/01/30 (a)	842	868
4.625%, 12M LIBOR + 1.750%, 04/01/34 (a)	96,412	101,397
4.640%, 12M LIBOR + 1.765%, 11/01/36 (a)	1,099	1,157
4.648%, 1Y H15 + 2.248%, 03/01/38 (a)	17,908	18,777
4.650%, 12M LIBOR + 1.775%, 04/01/34 (a)	16,868	17,204
4.655%, 12M LIBOR + 1.530%, 02/01/33 (a)	33,842	34,373
4.655%, 12M LIBOR + 1.655%, 08/01/34 (a)	1,103	1,139
4.661%, 1Y H15 + 2.161%, 07/01/33 (a)	22,991	23,567
4.664%, 1Y H15 + 2.132%, 04/01/27 (a)	3,030	3,165
4.667%, 1Y H15 + 2.190%, 11/01/35 (a)	1,869,931	1,962,668
4.675%, 1Y H15 + 2.175%, 06/01/30 (a)	8,191	8,290
4.698%, 1Y H15 + 2.198%, 06/01/33 (a)	22,375	22,661
4.708%, 12M LIBOR + 1.833%, 08/01/32 (a)	51,416	52,135
4.710%, 12M LIBOR + 1.585%, 02/01/36 (a)	13,116	13,742
4.713%, 12M LIBOR + 1.713%, 02/01/32 (a)	68,591	69,232
4.716%, 12M LIBOR + 1.591%, 12/01/32 (a)	8,586	8,964
4.731%, 1Y H15 + 2.287%, 01/01/32 (a)	4,084	4,229
4.735%, 12M LIBOR + 1.709%, 09/01/35 (a)	2,229,662	2,343,351
4.737%, 1Y H15 + 2.152%, 12/01/33 (a)	51,518	54,321
4.743%, 1Y H15 + 2.360%, 11/01/34 (a)	2,084,923	2,208,760
4.747%, 12M LIBOR + 1.905%, 11/01/35 (a)	501,369	529,621
4.760%, 1Y H15 + 2.510%, 08/01/35 (a)	5,890	6,051
4.762%, 1Y H15 + 2.218%, 09/01/36 (a)	729	770
4.767%, 12M LIBOR + 1.810%, 04/01/40 (a)	3,675	3,863
4.769%, 1Y H15 + 2.322%, 09/01/33 (a)	1,426	1,455
4.778%, 12M LIBOR + 1.778%, 12/01/35 (a)	124,672	128,823
4.794%, 1Y H15 + 2.346%, 07/01/28 (a)	4,463	4,621
4.797%, 1Y H15 + 2.223%, 09/01/33 (a)	5,315	5,573
4.810%, 12M LIBOR + 1.810%, 04/01/35 (a)	320,057	337,731
4.823%, 1Y H15 + 2.270%, 01/01/29 (a)	10,449	10,547
4.855%, 1Y H15 + 2.105%, 07/01/25 (a)	150	153
4.863%, 12M LIBOR + 1.814%, 03/01/36 (a)	12,659	13,423
4.875%, 6M LIBOR + 2.250%, 10/01/33 (a)	21,106	21,487
4.875%, 6M LIBOR + 2.250%, 05/01/34 (a)	24,459	25,181
4.895%, 1Y H15 + 2.270%, 01/01/32 (a)	9,372	9,480
4.910%, 1Y H15 + 2.285%, 02/01/35 (a)	32,670	34,425
4.940%, 12M LIBOR + 1.815%, 03/01/37 (a)	897	930
4.963%, 12M LIBOR + 1.889%, 03/01/36 (a)	29,255	30,416
4.981%, 6M LIBOR + 2.106%, 09/01/33 (a)	24,286	25,466
4.998%, 6M LIBOR + 2.123%, 08/01/33 (a)	20,279	21,497
5.015%, 1Y H15 + 2.310%, 04/01/36 (a)	3,818	4,049
5.025%, 1Y H15 + 2.525%, 05/01/32 (a)	4,859	4,872
5.025%, 1Y H15 + 2.275%, 06/01/35 (a)	44,602	45,191
5.150%, 6M LIBOR + 2.275%, 08/01/32 (a)	25,933	26,416
Fannie Mae Connecticut Avenue Securities (CMO)
3.054%, 1M LIBOR + 0.650%, 05/28/30 (a)	747,020	747,256
3.054%, 1M LIBOR + 0.650%, 08/25/30 (a)	2,146,215	2,146,959
3.554%, 1M LIBOR + 1.150%, 09/25/29 (a)	623,670	625,492
3.704%, 1M LIBOR + 1.300%, 04/25/29 (a)	1,534,692	1,540,124
5.004%, 1M LIBOR + 2.600%, 05/25/24 (a)	5,716,148	5,907,789
5.304%, 1M LIBOR + 2.900%, 07/25/24 (a)	2,736,362	2,852,944
5.404%, 1M LIBOR + 3.000%, 07/25/24 (a)	6,319,968	6,627,007
5.954%, 1M LIBOR + 3.550%, 07/25/29 (a)	2,980,000	3,154,228
6.404%, 1M LIBOR + 4.000%, 05/25/25 (a)	6,189,471	6,544,949
6.654%, 1M LIBOR + 4.250%, 01/25/29 (a)	500,000	536,844

See accompanying notes to financial statements.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Connecticut Avenue Securities (CMO)
6.704%, 1M LIBOR + 4.300%, 02/25/25 (a)	4,936,140	$5,279,739
6.954%, 1M LIBOR + 4.550%, 02/25/25 (a)	2,813,148	2,959,976
7.304%, 1M LIBOR + 4.900%, 11/25/24 (a)	4,588,122	5,060,003
7.404%, 1M LIBOR + 5.000%, 11/25/24 (a)	2,391,273	2,617,788
7.404%, 1M LIBOR + 5.000%, 07/25/25 (a)	6,961,860	7,538,849
7.654%, 1M LIBOR + 5.250%, 10/25/23 (a)	3,994,930	4,438,111
9.354%, 1M LIBOR + 6.950%, 08/25/28 (a)	3,521,686	3,963,521
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
3.104%, 1M LIBOR + 0.700%, 09/25/30 (a)	2,790,116	2,791,222
3.754%, 1M LIBOR + 1.350%, 03/25/29 (a)	229,956	231,433
4.254%, 1M LIBOR + 1.850%, 10/25/27 (a)	2,990,160	3,021,457
4.604%, 1M LIBOR + 2.200%, 02/25/24 (a)	467,511	475,446
4.604%, 1M LIBOR + 2.200%, 10/25/28 (a)	507,902	509,425
4.654%, 1M LIBOR + 2.250%, 11/25/28 (a)	961,626	971,011
4.754%, 1M LIBOR + 2.350%, 04/25/30 (a)	3,050,000	3,097,987
4.904%, 1M LIBOR + 2.500%, 03/25/30 (a)	2,000,000	2,044,862
5.004%, 1M LIBOR + 2.600%, 12/25/27 (a)	1,428,391	1,442,286
5.054%, 1M LIBOR + 2.650%, 03/25/28 (a)	1,711,032	1,725,286
5.154%, 1M LIBOR + 2.750%, 09/25/28 (a)	469,384	473,915
5.204%, 1M LIBOR + 2.800%, 05/25/28 (a)	1,882,351	1,908,763
5.254%, 1M LIBOR + 2.850%, 04/25/28 (a)	2,074,333	2,113,300
5.304%, 1M LIBOR + 2.900%, 07/25/28 (a)	205,877	208,308
5.654%, 1M LIBOR + 3.250%, 05/25/25 (a)	2,780,000	2,968,448
5.704%, 1M LIBOR + 3.300%, 10/25/27 (a)	3,160,000	3,400,328
5.854%, 1M LIBOR + 3.450%, 10/25/29 (a)	3,750,000	4,009,744
5.954%, 1M LIBOR + 3.550%, 08/25/29 (a)	4,250,000	4,534,820
6.004%, 1M LIBOR + 3.600%, 04/25/24 (a)	1,400,000	1,488,939
6.154%, 1M LIBOR + 3.750%, 09/25/24 (a)	4,990,000	5,438,962
6.204%, 1M LIBOR + 3.800%, 03/25/25 (a)	4,928,078	5,070,515
6.304%, 1M LIBOR + 3.900%, 12/25/27 (a)	7,265,000	7,654,915
6.404%, 1M LIBOR + 4.000%, 08/25/24 (a)	331,876	354,130
6.504%, 1M LIBOR + 4.100%, 08/25/24 (a)	4,186,611	4,394,430
6.554%, 1M LIBOR + 4.150%, 01/25/25 (a)	5,598,971	5,880,619
6.954%, 1M LIBOR + 4.550%, 10/25/24 (a)	3,995,461	4,299,662
7.054%, 1M LIBOR + 4.650%, 10/25/28 (a)	4,100,000	4,426,862
7.104%, 1M LIBOR + 4.700%, 03/25/28 (a)	2,250,000	2,436,450
7.154%, 1M LIBOR + 4.750%, 10/25/24 (a)	1,462,677	1,561,253
7.554%, 1M LIBOR + 5.150%, 11/25/28 (a)	2,840,000	3,140,138
7.954%, 1M LIBOR + 5.550%, 07/25/28 (a)	5,750,000	6,513,518

		163,754,459

U.S. Treasury—15.4%
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/21 (b)	5,821,416	5,766,960
0.125%, 01/15/22 (b) (c)	16,933,050	16,825,593
1.375%, 01/15/20 (b)	11,378,230	11,354,118
1.875%, 07/15/19 (b) (c)	4,858,318	4,862,493
U.S. Treasury Notes
1.125%, 08/31/21	12,000,000	11,838,281
1.750%, 03/31/22	6,000,000	6,001,875
1.875%, 03/31/22 (c)	4,000,000	4,016,562
2.000%, 08/31/21 (c)	8,000,000	8,040,313
2.000%, 10/31/21	19,000,000	19,109,102
2.125%, 09/30/21	38,100,000	38,411,051

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.250%, 07/31/21 (c)	28,600,000	28,875,945

		155,102,293

Total U.S. Treasury & Government Agencies (Cost $323,261,085)		318,856,752

Corporate Bonds & Notes—27.3%

Agriculture—0.6%
BAT Capital Corp. 2.764%, 08/15/22	1,400,000	1,403,667
Bunge, Ltd. Finance Corp.
3.500%, 11/24/20 (c)	1,300,000	1,311,859
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,100,000	3,108,204

		5,823,730

Banks—10.7%
Akbank T.A.S. 5.125%, 03/31/25 (144A)	700,000	645,750
ANZ New Zealand International, Ltd. 2.850%, 08/06/20 (144A) (c)	4,600,000	4,627,540
Banca Monte dei Paschi di Siena S.p.A. 2.875%, 04/16/21 (EUR)	4,100,000	4,867,169
Bank of America Corp.
2.151%, 11/09/20	2,700,000	2,691,211
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,155,000	2,193,654
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	3,700,000	3,832,000
Bank of New York Mellon Corp. (The) 3.395%, 3M LIBOR + 0.870%, 08/17/20 (a)	3,900,000	3,933,192
BPCE S.A. 2.650%, 02/03/21 (c)	1,200,000	1,205,122
Citibank N.A. 3.165%, 3M LIBOR + 0.530%, 02/19/22 (a)	3,000,000	3,037,821
Citigroup, Inc.
2.350%, 08/02/21	2,100,000	2,098,034
2.400%, 02/18/20	4,600,000	4,599,861
2.900%, 12/08/21	1,000,000	1,010,039
Credit Suisse AG 4.375%, 08/05/20	1,000,000	1,021,249
Deutsche Bank AG 3.830%, 3M LIBOR + 1.310%, 08/20/20 (a) (c)	3,700,000	3,692,027
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	2,000,000	2,019,316
Goldman Sachs Group, Inc. (The)
2.625%, 04/25/21	2,100,000	2,107,034
3.610%, 3M LIBOR + 1.200%, 09/15/20 (a)	11,400,000	11,511,800
HSBC Holdings plc
2.950%, 05/25/21	3,000,000	3,026,227
3.400%, 03/08/21	1,500,000	1,522,706
Industrial & Commercial Bank of China, Ltd.
2.957%, 11/08/22	3,800,000	3,831,730
3.231%, 11/13/19	2,700,000	2,706,399

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co. 2.200%, 10/22/19	4,000,000	$3,998,637
Morgan Stanley
2.800%, 06/16/20	2,700,000	2,712,420
3.722%, 3M LIBOR + 1.140%, 01/27/20 (a) (c)	7,900,000	7,943,574
Regions Financial Corp. 3.200%, 02/08/21	4,300,000	4,345,807
Royal Bank of Canada 2.100%, 10/14/20	3,700,000	3,701,084
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (a)	4,100,000	4,200,561
Toronto-Dominion Bank (The) 2.250%, 03/15/21 (144A)	4,000,000	4,010,874
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/21 (EUR)	700,000	788,488
Wells Fargo & Co. 3.472%, 3M LIBOR + 0.880%, 07/22/20 (a) (c)	4,500,000	4,533,185
Westpac Banking Corp. 2.250%, 11/09/20 (144A)	3,700,000	3,708,464
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,281,228

		107,404,203

Beverages—0.1%
Coca-Cola Femsa S.A.B. de C.V. 4.625%, 02/15/20	600,000	607,332

Biotechnology—1.0%
Biogen, Inc. 2.900%, 09/15/20	4,500,000	4,521,830
Celgene Corp.
2.250%, 08/15/21	3,800,000	3,785,390
2.750%, 02/15/23	1,500,000	1,512,764

		9,819,984

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The) 1.700%, 11/03/21 (c)	1,500,000	1,489,210

Diversified Financial Services—1.0%
Capital One Financial Corp.
2.500%, 05/12/20	1,700,000	1,701,693
3.050%, 03/09/22	5,400,000	5,482,361
Navient Corp.
6.500%, 06/15/22	800,000	849,792
6.625%, 07/26/21	500,000	529,375
8.000%, 03/25/20	500,000	517,500
Park Aerospace Holdings, Ltd.
5.250%, 08/15/22 (144A)	1,000,000	1,055,610
Seven & Seven, Ltd. 3.683%, 6M LIBOR + 1.000%, 09/11/19 (144A) (a)	160,000	160,235

		10,296,566

Electric—1.5%
Calpine Corp. 5.875%, 01/15/24 (144A)	1,500,000	1,533,750
Dominion Energy, Inc. 2.579%, 07/01/20	2,100,000	2,096,873
Korea East-West Power Co., Ltd. 3.875%, 07/19/23 (144A)	1,300,000	1,361,562
PSEG Power LLC 3.000%, 06/15/21 (c)	3,300,000	3,333,972
Southern Co. (The) 2.350%, 07/01/21	2,800,000	2,797,121
State Grid Overseas Investment, Ltd. 2.750%, 05/04/22 (144A)	3,800,000	3,810,757

		14,934,035

Electronics—0.1%
Tech Data Corp. 3.700%, 02/15/22 (c)	500,000	508,437

Engineering & Construction—0.1%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	600,000	597,750

Food—0.6%
Kraft Heinz Foods Co. 3.500%, 07/15/22	2,400,000	2,455,725
Kroger Co. (The) 2.600%, 02/01/21 (c)	3,200,000	3,206,204

		5,661,929

Healthcare-Products—0.2%
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/20	2,000,000	2,001,630

Healthcare-Services—0.6%
Anthem, Inc. 2.500%, 11/21/20 (c)	3,200,000	3,205,741
Centene Corp. 4.750%, 05/15/22	1,500,000	1,531,875
CHS/Community Health Systems, Inc. 8.125%, 06/30/24 (144A) (c)	500,000	373,750
DaVita HealthCare Partners, Inc. 5.750%, 08/15/22	800,000	808,000

		5,919,366

Insurance—1.4%
Jackson National Life Global Funding 3.300%, 02/01/22 (144A)	2,000,000	2,045,673
Marsh & McLennan Cos., Inc. 3.500%, 12/29/20	1,000,000	1,016,464
Metropolitan Life Global Funding I
3.375%, 01/11/22 (144A)	2,600,000	2,671,764
3.875%, 04/11/22 (144A)	1,200,000	1,251,021
Pricoa Global Funding I 2.550%, 11/24/20 (144A)	3,700,000	3,713,639

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Protective Life Global Funding 2.262%, 04/08/20 (144A)	3,100,000	$3,094,754

		13,793,315

Internet—1.1%
Alibaba Group Holding, Ltd. 3.125%, 11/28/21	2,100,000	2,132,077
Amazon.com, Inc. 2.400%, 02/22/23	1,700,000	1,715,867
Baidu, Inc. 4.375%, 05/14/24	2,300,000	2,437,380
Symantec Corp. 4.200%, 09/15/20	1,500,000	1,523,315
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A)	3,300,000	3,325,262

		11,133,901

Lodging—0.5%
Marriott International, Inc. 2.875%, 03/01/21	4,800,000	4,830,847

Machinery-Construction & Mining—0.2%
Caterpillar Financial Services Corp. 1.700%, 08/09/21	1,600,000	1,582,671

Machinery-Diversified—0.2%
CNH Industrial Capital LLC 3.875%, 10/15/21	2,200,000	2,242,900

Media—0.5%
Altice Financing S.A. 7.500%, 05/15/26 (144A) (c)	800,000	804,080
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 02/15/23	1,500,000	1,523,700
Comcast Corp. 3.450%, 10/01/21 (c)	1,000,000	1,028,711
CSC Holdings LLC 6.750%, 11/15/21	300,000	321,000
DISH DBS Corp. 5.875%, 07/15/22 (c)	1,100,000	1,116,500
Sirius XM Radio, Inc. 4.625%, 07/15/24 (144A)	700,000	716,296

		5,510,287

Mining—0.5%
FMG Resources August 2006 Pty, Ltd. 4.750%, 05/15/22 (144A) (c)	900,000	929,835
Glencore Funding LLC 3.000%, 10/27/22 (144A)	3,600,000	3,620,880

		4,550,715

Oil & Gas—1.0%
Aker BP ASA 4.750%, 06/15/24 (144A)	700,000	721,490

Oil & Gas—(Continued)
Anadarko Petroleum Corp. 4.850%, 03/15/21	1,832,000	1,896,012
California Resources Corp. 8.000%, 12/15/22 (144A) (c)	1,016,000	765,810
Devon Energy Corp. 3.250%, 05/15/22	2,500,000	2,546,446
Harvest Operations Corp. 4.200%, 06/01/23 (144A)	800,000	847,018
Sanchez Energy Corp. 7.750%, 06/15/21	1,200,000	60,000
Sunoco L.P. / Sunoco Finance Corp. 4.875%, 01/15/23 (c)	1,500,000	1,531,875
Total Capital International S.A. 2.750%, 06/19/21	2,000,000	2,022,504

		10,391,155

Oil & Gas Services—0.0%
Weatherford International, Ltd. 7.750%, 06/15/21	700,000	365,750

Packaging & Containers—0.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.250%, 09/15/22 (144A) (c)	1,200,000	1,212,000
OI European Group B.V. 4.000%, 03/15/23 (144A) (c)	1,000,000	1,005,000
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/22 (144A)	500,000	512,500
5.875%, 08/15/23 (144A)	400,000	431,420

		3,160,920

Pharmaceuticals—1.6%
Allergan Funding SCS 3.450%, 03/15/22 (c)	4,900,000	5,001,491
Bayer U.S. Finance LLC 3.875%, 12/15/23 (144A)	3,000,000	3,108,229
Cigna Corp. 3.750%, 07/15/23 (144A)	6,00,000	624,345
CVS Health Corp.
2.125%, 06/01/21	1,600,000	1,589,130
2.800%, 07/20/20	1,100,000	1,102,755
3.700%, 03/09/23	2,700,000	2,787,333
Express Scripts Holding Co. 4.750%, 11/15/21	2,700,000	2,833,962

		17,047,245

Pipelines—1.2%
Energy Transfer Operating L.P. 4.200%, 09/15/23 (c)	1,000,000	1,047,973
Enterprise Products Operating LLC 2.550%, 10/15/19	1,600,000	1,599,489
Kinder Morgan, Inc. 3.050%, 12/01/19	5,300,000	5,309,501
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	3,385,000	3,515,040

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Williams Cos., Inc. (The) 4.125%, 11/15/20	600,000	$610,781

		12,082,784

Real Estate Investment Trusts—0.1%
Equinix, Inc. 5.375%, 04/01/23	1,500,000	1,528,125

Retail—0.6%
1011778 BC ULC / New Red Finance, Inc. 4.250%, 05/15/24 (144A)	1,500,000	1,516,875
Dollar Tree, Inc. 3.700%, 05/15/23 (c)	3,200,000	3,319,216
KSouth Africa, Ltd.
Zero Coupon, 3.000%, PIK, 12/31/22 (144A) (d) (e)	651,324	814
Zero Coupon, 25.000%, PIK, 12/31/22 (144A) (d) (e)	154,749	4,643
PetSmart, Inc. 7.125%, 03/15/23 (144A) (c)	1,000,000	937,500

		5,779,048

Software—0.5%
Fiserv, Inc. 2.700%, 06/01/20	5,500,000	5,510,836

Telecommunications—0.6%
Sprint Communications, Inc.
7.000%, 03/01/20 (144A)	1,900,000	1,947,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,012,500	1,012,500
T-Mobile USA, Inc. 4.000%, 04/15/22 (c)	500,000	511,250
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	2,500,000	2,550,984

		6,022,234

Transportation—0.2%
FedEx Corp. 3.400%, 01/14/22	800,000	819,937
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/42 (144A)	1,000,000	1,241,048

		2,060,985

Trucking & Leasing—0.2%
DAE Funding LLC 4.000%, 08/01/20 (144A) (c)	1,700,000	1,700,000

Total Corporate Bonds & Notes (Cost $273,362,229)		274,357,890

Asset-Backed Securities—20.7%

Asset-Backed - Credit Card—1.0%
American Express Credit Account Master Trust 2.100%, 09/15/22	4,200,000	4,191,737

Asset-Backed - Credit Card—(Continued)
Citibank Credit Card Issuance Trust 2.490%, 01/20/23	5,500,000	5,537,026

		9,728,763

Asset-Backed - Home Equity—0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.764%, 1M LIBOR + 0.360%, 10/25/35 (a)	381,952	382,756
GSAA Home Equity Trust 3.349%, 1M LIBOR + 0.945%, 02/25/35 (a)	1,001,187	1,016,448
RAAC Trust 3.104%, 1M LIBOR + 0.700%, 03/25/34 (a)	215,207	212,463

		1,611,667

Asset-Backed - Other—19.6%
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,339,790	2,413,766
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.229%, 1M LIBOR + 0.825%, 06/25/34 (a)	475,879	478,834
AMMC CLO, Ltd. 3.857%, 3M LIBOR + 1.260%, 01/15/32 (144A) (a)	2,000,000	1,990,494
Atrium XII 3.422%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	5,000,000	4,983,785
Atrium XIII 4.392%, 3M LIBOR + 1.800%, 11/21/30 (144A) (a)	1,000,000	967,739
Atrium XIV LLC 4.301%, 3M LIBOR + 1.700%, 08/23/30 (144A) (a)	300,000	298,580
Atrium XV 4.342%, 3M LIBOR + 1.750%, 01/23/31 (144A) (a)	1,000,000	994,338
Bain Capital Credit CLO
3.552%, 3M LIBOR + 0.960%, 04/23/31 (144A) (a)	1,500,000	1,480,072
3.742%, 3M LIBOR + 1.150%, 04/23/31 (144A) (a)	1,000,000	985,176
BCC Middle Market CLO LLC 4.742%, 3M LIBOR + 2.150%, 10/20/30 (144A) (a)	1,600,000	1,567,091
BlueMountain CLO, Ltd.
3.570%, 3M LIBOR + 1.050%, 11/20/28 (144A) (a)	860,714	859,017
4.292%, 3M LIBOR + 1.700%, 10/20/31 (144A) (a)	3,000,000	2,987,367
4.342%, 3M LIBOR + 1.750%, 10/20/30 (144A) (a)	3,000,000	2,979,189
4.350%, 3M LIBOR + 1.770%, 10/25/30 (144A) (a)	3,200,000	3,194,627
4.780%, 3M LIBOR + 2.200%, 10/25/30 (144A) (a)	714,285	699,617
4.792%, 3M LIBOR + 2.200%, 10/20/30 (144A) (a)	600,000	581,563
BlueMountain Fuji U.S. CLO, Ltd.
4.297%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	2,000,000	1,926,764
4.742%, 3M LIBOR + 2.150%, 10/20/30 (144A) (a)	2,000,000	1,959,596
4.942%, 3M LIBOR + 2.350%, 07/20/29 (144A) (a)	600,000	598,502
Burnham Park CLO, Ltd. 4.092%, 3M LIBOR + 1.500%, 10/20/29 (144A) (a)	1,116,142	1,103,521
Carlyle Global Market Strategies CLO, Ltd. 4.197%, 3M LIBOR + 1.600%, 07/15/30 (144A) (a)	2,000,000	1,972,362
Carlyle GMS Finance MM CLO LLC 4.797%, 3M LIBOR + 2.200%, 10/15/31 (144A) (a)	1,000,000	991,478
Carlyle U.S. CLO, Ltd.
2.942%, 3M LIBOR + 2.350%, 07/20/29 (144A) (a)	500,000	499,050
4.392%, 3M LIBOR + 1.800%, 01/20/30 (144A) (a)	1,000,000	957,415
4.992%, 3M LIBOR + 2.400%, 07/20/31 (144A) (a)	642,000	638,580

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Catamaran CLO, Ltd. 5.551%, 3M LIBOR + 2.950%, 10/18/26 (144A) (a)	2,384,800	$2,384,395
Centerline REIT, Inc. 5.040%, 09/21/45 (144A)	222,496	222,003
Cole Park CLO, Ltd. 4.192%, 3M LIBOR + 1.600%, 10/20/28 (144A) (a)	857,143	850,224
Colombia Cent CLO, Ltd. 4.180%, 3M LIBOR + 1.600%, 10/25/28 (144A) (a)	769,231	761,565
Cook Park CLO Ltd. 3.708%, 3M LIBOR + 1.120%, 04/17/30 (144A) (a)	1,500,000	1,452,738
Countrywide Asset-Backed Certificates 3.154%, 1M LIBOR + 0.750%, 03/25/34 (a)	164,168	165,056
Dryden 45 Senior Loan Fund
3.997%, 3M LIBOR + 1.400%, 10/15/30 (144A) (a)	3,000,000	2,958,042
4.297%, 3M LIBOR + 1.700%, 10/15/30 (144A) (a)	5,300,000	5,277,565
Dryden 49 Senior Loan Fund 4.951%, 3M LIBOR + 2.350%, 07/18/30 (144A) (a)	380,000	380,358
Dryden 50 Senior Loan Fund 4.847%, 3M LIBOR + 2.250%, 07/15/30 (144A) (a)	500,000	498,392
Dryden 53 CLO, Ltd. 3.997%, 3M LIBOR + 1.400%, 01/15/31 (144A) (a)	1,000,000	980,951
Dryden 58 CLO, Ltd. 4.088%, 3M LIBOR + 1.500%, 07/17/31 (144A) (a)	750,000	732,895
Dryden 61 CLO, Ltd. 3.988%, 3M LIBOR + 1.400%, 01/17/32 (144A) (a)	1,500,000	1,487,130
Dryden 64 CLO, Ltd. 5.251%, 3M LIBOR + 2.650%, 04/18/31 (144A) (a)	400,000	379,646
Dryden 70 CLO, Ltd. 4.540%, 3M LIBOR + 1.700%, 01/16/32 (144A) (a)	280,290	278,697
Galaxy CLO, Ltd.
3.723%, 3M LIBOR + 1.200%, 11/22/31 (144A) (a)	1,371,841	1,367,525
4.223%, 3M LIBOR + 1.700%, 11/22/31 (144A) (a)	1,800,000	1,788,842
5.275%, 3M LIBOR + 2.750%, 05/16/31 (144A) (a)	250,000	236,693
GSAMP Trust 3.409%, 1M LIBOR + 1.005%, 06/25/35 (a)	91,779	91,815
Halcyon Loan Advisors Funding, Ltd. 4.392%, 3M LIBOR + 1.800%, 07/21/31 (144A) (a)	1,500,000	1,477,762
Highbridge Loan Management, Ltd.
4.003%, 3M LIBOR + 1.700%, 10/15/30 (144A) (a)	3,000,000	2,968,623
4.453%, 3M LIBOR + 2.150%, 10/15/30 (144A) (a)	600,000	582,904
Invitation Homes Trust
3.244%, 1M LIBOR + 0.850%, 12/17/36 (144A) (a)	5,565,585	5,528,473
3.394%, 1M LIBOR + 1.000%, 07/17/37 (144A) (a)	4,499,139	4,486,472
3.494%, 1M LIBOR + 1.100%, 01/17/38 (144A) (a)	1,556,864	1,565,327
LCM, Ltd.
3.777%, 3M LIBOR + 1.180%, 10/15/31 (144A) (a)	722,222	721,112
4.042%, 3M LIBOR + 1.450%, 10/20/28 (144A) (a)	2,400,000	2,366,525
4.192%, 3M LIBOR + 1.600%, 10/20/30 (144A) (a)	500,000	496,303
4.392%, 3M LIBOR + 1.800%, 01/20/31 (144A) (a)	1,000,000	962,577
Long Point Park CLO, Ltd. 4.288%, 3M LIBOR + 1.700%, 01/17/30 (144A) (a)	1,000,000	952,111
Madison Park Euro Funding XIV DAC 1.120%, 3M EURIBOR + 1.120%, 07/15/32 (144A) (EUR) (a)	1,400,000	1,591,940

Asset-Backed - Other—(Continued)
Madison Park Funding, Ltd.
3.992%, 3M LIBOR + 1.400%, 10/22/30 (144A) (a)	1,000,000	1,001,425
4.051%, 3M LIBOR + 1.450%, 10/18/30 (144A) (a)	6,304,544	6,246,271
4.282%, 3M LIBOR + 1.700%, 07/27/30 (144A) (a)	1,600,000	1,597,771
4.292%, 3M LIBOR + 1.700%, 10/22/30 (144A) (a)	1,000,000	992,521
4.351%, 3M LIBOR + 1.750%, 10/18/30 (144A) (a)	5,300,000	5,282,309
4.792%, 3M LIBOR + 2.200%, 10/22/30 (144A) (a)	750,000	738,848
4.932%, 3M LIBOR + 2.350%, 07/27/30 (144A) (a)	500,000	500,679
5.601%, 3M LIBOR + 3.000%, 10/18/30 (144A) (a)	900,000	879,254
Magnetite, Ltd.
3.721%, 3M LIBOR + 1.120%, 10/18/31 (144A) (a)	2,000,000	1,996,230
4.201%, 3M LIBOR + 1.600%, 10/18/31 (144A) (a)	3,000,000	2,958,393
Mill City Mortgage Loan Trust
2.500%, 04/25/57 (144A) (a)	2,215,852	2,213,656
2.750%, 01/25/61 (144A) (a)	2,984,221	2,995,603
3.250%, 05/25/62 (144A) (a)	3,202,939	3,246,629
3.500%, 05/25/58 (144A) (a)	1,646,067	1,680,310
3.500%, 04/25/66 (144A)	3,240,000	3,283,241
Morgan Stanley ABS Capital I, Inc. Trust 3.139%, 1M LIBOR + 0.735%, 01/25/35 (a)	57,874	58,044
Neuberger Berman CLO XXII, Ltd. 4.238%, 3M LIBOR + 1.650%, 10/17/30 (144A) (a)	2,600,000	2,570,207
Neuberger Berman CLO, Ltd.
3.992%, 3M LIBOR + 1.400%, 10/21/30 (144A) (a)	1,700,000	1,678,134
4.197%, 3M LIBOR + 1.600%, 01/15/28 (144A) (a)	1,000,000	970,575
Neuberger Berman Loan Advisers CLO 27, Ltd. 4.297%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	1,000,000	945,999
Neuberger Berman Loan Advisers CLO 32, Ltd.
4.417%, 3M LIBOR + 1.850%, 01/19/32 (144A) (a)	400,000	399,588
5.217%, 3M LIBOR + 2.650%, 01/19/32 (144A) (a)	1,000,000	998,646
Newark BSL CLO 2, Ltd. 4.930%, 07/25/30 (144A)	254,559	252,049
Octagon Investment Partners 18-R, Ltd. 5.301%, 3M LIBOR + 2.700%, 04/16/31 (144A) (a)	400,000	383,092
Octagon Investment Partners LLC 4.992%, 3M LIBOR + 2.400%, 07/20/30 (144A) (a)	126,643	126,386
Octagon Investment Partners, Ltd.
3.692%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	600,000	596,317
4.031%, 3M LIBOR + 1.450%, 10/24/30 (144A) (a)	2,000,000	1,978,048
4.188%, 3M LIBOR + 1.600%, 07/17/30 (144A) (a)	1,000,000	986,400
Octagon Loan Funding, Ltd. 3.700%, 3M LIBOR + 1.180%, 11/18/31 (144A) (a)	1,000,000	998,420
Progress Residential Trust
2.740%, 06/12/32 (144A)	412,189	411,817
3.712%, 08/17/35 (144A)	1,210,000	1,241,173
Race Point X CLO, Ltd. 4.230%, 3M LIBOR + 1.650%, 07/25/31 (144A) (a)	250,000	247,536
TCI-Flatiron CLO, Ltd. 4.375%, 3M LIBOR + 1.850%, 11/18/30 (144A) (a)	500,000	480,796
Towd Point Mortgage Trust
2.250%, 04/25/56 (144A) (a)	3,757,479	3,735,464
2.250%, 07/25/56 (144A) (a)	5,565,545	5,533,523
2.500%, 10/25/56 (144A) (a)	1,861,485	1,857,709
2.750%, 08/25/55 (144A) (a)	475,537	478,202
2.750%, 10/25/56 (144A) (a)	5,130,024	5,149,747

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Towd Point Mortgage Trust
2.750%, 04/25/57 (144A) (a)	5,251,477	$5,259,879
2.750%, 06/25/57 (144A) (a)	4,307,956	4,327,061
2.750%, 11/25/60 (144A) (a)	353,599	355,107
3.000%, 10/25/53 (144A)	1,229,474	1,236,885
3.000%, 03/25/54 (144A) (a)	481,291	482,649
3.000%, 01/25/58 (144A) (a)	1,126,601	1,138,307
3.000%, 06/25/58 (144A) (a)	3,352,854	3,402,416
3.004%, 1M LIBOR + 0.600%, 02/25/57 (144A) (a)	1,274,429	1,270,748
3.250%, 03/25/58 (144A) (a)	2,929,722	2,978,245
3.250%, 07/25/58 (144A) (a)	1,525,644	1,551,037
3.500%, 03/25/54 (144A) (a)	979,414	987,018
3.500%, 02/25/55 (144A) (a)	1,267,902	1,285,327
3.750%, 11/25/57 (144A) (a)	265,304	268,372
3.750%, 03/25/58 (144A) (a)	3,414,675	3,522,787
3.750%, 05/25/58 (144A) (a)	5,655,663	5,864,974
Voya CLO, Ltd.
3.550%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	800,000	790,275
3.791%, 3M LIBOR + 1.190%, 10/18/31 (144A) (a)	1,200,000	1,198,771
4.001%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	2,454,544	2,420,342
4.554%, 3M LIBOR + 1.850%, 01/15/32 (144A) (a)	474,026	469,136
4.942%, 3M LIBOR + 2.350%, 07/20/30 (144A) (a)	221,301	221,299
5.851%, 3M LIBOR + 3.250%, 10/18/31 (144A) (a)	849,057	837,497
Webster Park CLO, Ltd. 4.192%, 3M LIBOR + 1.600%, 07/20/30 (144A) (a)	2,000,000	1,981,508
West CLO, Ltd.
3.951%, 3M LIBOR + 1.350%, 07/18/26 (144A) (a)	1,230,000	1,222,554
4.451%, 3M LIBOR + 1.850%, 07/18/26 (144A) (a)	2,170,000	2,155,303

		197,021,693

Total Asset-Backed Securities (Cost $208,400,549)		208,362,123

Floating Rate Loans (f)—5.8%

Air Freight & Logistics—0.1%
Global Tel*Link Corp. 2018 1st Lien Term Loan, 6.652%, 2M LIBOR + 4.250%, 11/29/25	860,036	832,300

Airlines—0.3%
Air Canada
Term Loan B, 4.402%, 1M LIBOR + 2.000%, 10/06/23	24,527	24,527
Allegiant Travel Company Term Loan B, 7.065%, 3M LIBOR + 4.500%, 02/05/24	155,139	155,333
American Airlines, Inc. 1st Lien Term Loan, 4.412%, 1M LIBOR + 2.000%, 10/12/21	355,961	355,417
Term Loan B, 4.061%, 1M LIBOR + 1.750%, 06/27/25	2,474,425	2,414,111

		2,949,388

Auto Manufacturers—0.1%
Navistar International Corp. 1st Lien Term Loan B, 5.910%, 1M LIBOR + 3.500%, 11/06/24	836,324	836,673

Auto Parts & Equipment—0.1%
Adient U.S. LLC Term Loan B, 05/06/24 (g)	460,000	449,554
TI Group Automotive Systems LLC Term Loan, 4.902%, 1M LIBOR + 2.500%, 06/30/22	73,071	72,546
Wand NewCo 3, Inc. 2019 1st Lien Term Loan, 5.919%, 1M LIBOR + 3.500%, 02/05/26	106,925	107,092

		629,192

Automobiles—0.2%
Thor Industries, Inc. Term Loan B, 6.250%, 1M LIBOR + 3.750%, 02/01/26	2,128,113	2,101,495

Chemicals—0.4%
Ashland LLC Term Loan B, 4.154%, 1M LIBOR + 1.750%, 05/17/24	2,626,568	2,624,104
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 4.080%, 3M LIBOR + 1.750%, 06/01/24	947,601	938,125
Chemours Co. (The) Term Loan B, 4.160%, 1M LIBOR + 1.750%, 04/03/25	219,818	213,956

		3,776,185

Coal—0.1%
Bowie Resource Holdings LLC
1st Lien Term Loan, 8.272%, 3M LIBOR + 5.750%, 08/14/20	998,472	981,830
2nd Lien Delayed Draw Term Loan, 13.272%, 3M LIBOR + 10.750%, 02/16/21	371,429	352,625

		1,334,455

Commercial Services—0.8%
Avis Budget Car Rental LLC Term Loan B, 4.410%, 1M LIBOR + 2.000%, 02/13/25	1,168,173	1,166,946
Hertz Corp. (The) Term Loan B, 5.160%, 1M LIBOR + 2.750%, 06/30/23	1,631,486	1,628,088
LegalZoom.com, Inc. 2018 1st Lien Term Loan, 6.902%, 1M LIBOR + 4.500%, 11/21/24	307,594	308,740
Live Nation Entertainment, Inc. Term Loan B3, 4.188%, 1M LIBOR + 1.750%, 10/31/23	354,559	354,449
Onsite Rental Group Pty, Ltd. Term Loan, 6.100%, PIK, 10/26/23 (d)	882,507	683,943
Term Loan B, 6.904%, 1M LIBOR + 4.500%, 10/26/22	645,477	632,567
United Rentals North America, Inc. Term Loan B, 4.152%, 1M LIBOR + 1.750%, 10/31/25	1,408,608	1,410,243
WEX, Inc.
Term Loan B3, 4,652%, 1M LIBOR + 2.250%, 05/15/26	1,265,750	1,263,114
Zayo Group LLC 2017 Term Loan B1, 4.402%, 1M LIBOR + 2.000%, 01/19/21	997,449	998,072

		8,446,162

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Floating Rate Loans (f)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—0.1%
Doncasters Finance U.S. LLC Term Loan, 5.830%, 3M LIBOR + 3.500%, 04/09/20	708,092	$566,474
Russell Investment Group Term Loan B, 06/01/23 (g)	89,769	89,095

		655,569

Electric—0.0%
EFS Cogen Holdings I LLC Term Loan B, 5.580%, 3M LIBOR + 3.250%, 06/28/23	102,573	102,112

Food—0.3%
Aramark Services, Inc. Term Loan B3, 4.080%, 3M LIBOR + 1.750%, 03/11/25	179,822	179,540
JBS USA Lux S.A. Term Loan B, 4.902%, 1M LIBOR + 2.500%, 05/01/26	2,424,833	2,423,655
Post Holdings, Inc. Incremental Term Loan, 4.404%, 1M LIBOR + 2.000%, 05/24/24	656,391	654,222

		3,257,417

Healthcare-Services—0.2%
DaVita, Inc. Term Loan B, 5.135%, 1M LIBOR + 2.750%, 06/24/21	1,397,927	1,398,801
HCA, Inc. Term Loan B11, 4.080%, 1M LIBOR + 1.750%, 03/17/23	615,158	616,055

		2,014,856

Hotels, Restaurants & Leisure—0.1%
Eldorado Resorts LLC Term Loan B, 4.688%, 1M LIBOR + 2.250%, 04/17/24	661,481	660,786
Las Vegas Sands LLC Term Loan B, 4.152%, 1M LIBOR + 1.750%, 03/27/25	493,750	490,889

		1,151,675

Internet—0.1%
Go Daddy Operating Co. LLC Term Loan, 4.402%, 1M LIBOR + 2.000%, 02/15/24	752,666	753,540

Leisure Time—0.1%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 4.342%, 3M LIBOR + 1.750%, 10/19/24	749,553	743,932

Life Sciences Tools & Services—0.1%
Syneos Health, Inc. Term Loan B, 4.402%, 1M LIBOR + 2.000%, 08/01/24	1,317,861	1,315,527

Lodging—0.1%
Hilton Worldwide Finance LLC 2019 Term Loan B2, 4.099%, 3M LIBOR + 1.750%, 06/22/26	1,000,000	1,001,875

Machinery—0.1%
Altra Industrial Motion Corp. Term Loan B, 4.402%, 1M LIBOR + 2.000%, 10/01/25	598,035	587,944
Harsco Corp. Term Loan B1, 4.688%, 1M LIBOR + 2.000%, 12/06/24	191,687	191,966

		779,910

Media—0.6%
Charter Communications Operating LLC Term Loan B, 4.330%, 3M LIBOR + 2.000%, 04/30/25	997,468	997,330
Gray Television, Inc.
Term Loan B, 4.681%, 1M LIBOR + 2.250%, 02/07/24	390,910	389,759
Term Loan C, 4.931%, 1M LIBOR + 2.500%, 01/02/26	376,867	376,665
Lions Gate Capital Holdings LLC Term Loan A, 4.402%, 1M LIBOR + 2.000%, 03/22/23	210,433	208,986
Mediacom Illinois LLC Term Loan N, 4.140%, 1M LIBOR + 1.750%, 02/15/24	2,091,537	2,081,062
Mission Broadcasting, Inc. Term Loan B3, 4.690%, 1M LIBOR + 2.250%, 01/17/24	249,939	248,767
Nexstar Broadcasting, Inc. Term Loan B3, 4.652%, 1M LIBOR + 2.250%, 01/17/24	1,251,515	1,245,648

		5,548,217

Oil & Gas—0.4%
Fieldwood Energy LLC 1st Lien Term Loan, 7.652%, 1M LIBOR + 5.250%, 04/11/22	3,564,092	3,320,547
Oxbow Carbon LLC
1st Lien Term Loan B, 6.152%, 1M LIBOR + 3.500%, 01/04/23	444,000	446,220
Term Loan A, 6.152%, 1M LIBOR + 2.250%, 01/04/22	748,000	744,260

		4,511,027

Oil & Gas Services—0.1%
Navios Maritime Midstream Partners L.P. Term Loan B, 6.890%, 3M LIBOR + 4.500%, 06/18/20	835,287	822,758

Packaging & Containers—0.1%
Crown Americas LLC Term Loan B, 4.401%, 1M LIBOR + 2.000%, 04/03/25	502,736	506,161

Pharmaceuticals—0.2%
Bausch Health Companies, Inc. Term Loan B, 5.162%, 1M LIBOR + 2.750%, 11/27/25	937,500	933,164
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.652%, 1M LIBOR + 4.250%, 04/29/24	376,468	354,115
Horizon Pharma, Inc. Term Loan B, 03/29/24 (g)	1,000,000	1,000,625
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.412%, 1M LIBOR + 3.000%, 06/02/25	196,074	196,197

		2,484,101

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Floating Rate Loans (f)—(Continued)

Security Description	Principal Amount*	Value

Professional Services—0.0%
Trans Union LLC Term Loan A2, 4.152%, 1M LIBOR + 1.750%, 08/09/22	398,407	$397,909

Retail—0.5%
Ascena Retail Group, Inc. Term Loan B, 6.938%, 1M LIBOR + 4.500%, 08/21/22	1,741,189	1,148,097
General Nutrition Centers, Inc.
Term Loan B, 11.200%, 3M LIBOR + 8.750%, 03/04/21	588,035	522,469
Harbor Freight Tools USA, Inc. Term Loan B, 4.902%, 1M LIBOR + 2.500%, 08/18/23	2,054,141	2,004,928
KFC Holding Co. 2018 Term Loan B, 4.132%, 1M LIBOR + 1.750%, 04/03/25	997,475	996,926

		4,672,420

Semiconductors—0.1%
MKS Instruments, Inc.
Term Loan B4, 4.402%, 1M LIBOR + 2.000%, 05/01/23	84,961	85,084
Term Loan B5, 4.652%, 1M LIBOR + 2.250%, 02/02/26	199,484	199,908
ON Semiconductor Corp. 1st Lien Term Loan B, 4.152%, 1M LIBOR + 1.750%, 03/31/23	1,116,035	1,103,093

		1,388,085

Software—0.3%
IQVIA, Inc.
Term Loan B2, 4.330%, 3M LIBOR + 2.000%, 01/17/25	1,785,287	1,784,967
Term Loan B3, 4.152%, 1M LIBOR + 1.750%, 06/11/25	521,290	519,382
Tibco Software Inc. 2019 Term Loan B, 06/11/26 (g)	920,000	922,492

		3,226,841

Technology Hardware, Storage & Peripherals—0.0%
Carbonite, Inc Term Loan B, 1M LIBOR + 3.750%, 03/26/26 (g)	35,294	35,434

Telecommunications—0.2%
CommScope, Inc. Term Loan B, 5.652%, 1M LIBOR + 3.250%, 04/06/26	761,843	761,939
CSC Holdings LLC 1st Lien Term Loan, 4.644%, 1M LIBOR + 2.250%, 07/17/25	1,773,909	1,749,241

		2,511,180

Total Floating Rate Loans (Cost $60,133,173)		58,786,396

Mortgage-Backed Securities—5.5%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—3.5%
Adjustable Rate Mortgage Trust 4.536%, 02/25/35 (a)	1,314,642	1,318,503
American Home Mortgage Investment Trust 4.112%, 6M LIBOR + 1.500%, 10/25/34 (a)	661,742	660,043
Bellemeade Re, Ltd. 4.004%, 1M LIBOR + 1.600%, 04/25/28 (144A) (a)	2,460,000	2,468,884
BRAVO Residential Funding Trust 3.500%, 03/25/58 (144A)	2,352,461	2,395,728
CHL Mortgage Pass-Through Trust 3.859%, 07/25/34 (a)	421,385	426,312
CIM Trust
4.000%, 08/25/48 (144A) (a)	3,010,457	3,117,428
4.000%, 05/25/49 (144A) (a)	4,930,412	5,094,969
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	56,052	50,394
Flagstar Mortgage Trust 4.000%, 10/25/48 (144A) (a)	3,043,893	3,117,397
Impac Secured Assets Corp.
3.169%, 1M LIBOR + 0.765%, 02/25/35 (a)	18,266	18,287
MASTR Alternative Loan Trust
5.000%, 02/25/18	10,152	10,621
5.000%, 08/25/18	10,130	10,106
5.484%, 11/25/19 (a)	5,406	5,396
Merrill Lynch Mortgage Investors Trust 3.144%, 1M LIBOR + 0.740%, 03/25/28 (a)	288,331	286,225
New York Mortgage Trust 3.079%, 1M LIBOR + 0.675%, 02/25/36 (a)	200,693	187,112
OBX Trust 3.054%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	1,424,724	1,417,008
Radnor RE, Ltd. 3.804%, 1M LIBOR + 1.400%, 03/25/28 (144A) (a)	2,134,489	2,139,913
Sequoia Mortgage Trust
3.023%, 1M LIBOR + 0.640%, 11/20/34 (a)	263,275	263,817
3.500%, 08/25/46 (144A) (a)	3,702,281	3,760,955
Structured Adjustable Rate Mortgage Loan Trust
2.844%, 1M LIBOR + 0.440%, 08/25/35 (a)	388,852	388,087
4.561%, 09/25/34 (a)	1,014,652	1,032,358
Structured Asset Mortgage Investments Trust 3.090%, 1M LIBOR + 0.700%, 02/19/35 (a)	498,352	484,339
WaMu Mortgage Pass-Through Certificates Trust
2.734%, 1M LIBOR + 0.330%, 01/25/45 (a)	1,848,298	1,832,341
2.864%, 1M LIBOR + 0.460%, 04/25/45 (a)	1,328,351	1,311,078
2.984%, 1M LIBOR + 0.580%, 07/25/45 (a)	756,053	750,555
Wells Fargo Mortgage Backed Securities Trust
3.500%, 07/25/47 (144A) (a)	2,145,681	2,181,187
4.947%, 06/25/35 (a)	375,772	383,662
5.081%, 02/25/35 (a)	473,046	489,740

		35,602,445

Commercial Mortgage-Backed Securities—2.0%
BAMLL Commercial Mortgage Securities Trust 2.959%, 12/10/30 (144A)	1,940,000	1,993,611
BANK 0.666%, 08/15/61 (a) (h)	41,893,554	1,455,767
BX Commercial Mortgage Trust 3.144%, 1M LIBOR + 0.750%, 11/15/35 (144A) (a)	2,103,400	2,105,127

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Trust 3.732%, 08/10/49 (144A) (a)	1,220,000	$1,293,580
Core Industrial Trust 3.040%, 02/10/34 (144A)	5,303,073	5,424,150
GE Commercial Mortgage Corp. Trust 5.606%, 12/10/49 (a)	374,552	303,562
Greenwich Capital Commercial Mortgage Trust
5.830%, 07/10/38 (a)	991,852	929,508
Morgan Stanley Capital I Trust 5.033%, 09/15/47 (144A) (a)	1,384,400	1,413,770
OBP Depositor LLC Trust 4.646%, 07/15/45 (144A)	2,250,000	2,274,933
Wells Fargo Commercial Mortgage Trust 2.399%, 11/15/49	2,692,000	2,695,749

		19,889,757

Total Mortgage-Backed Securities (Cost $54,798,188)		55,492,202

Foreign Government—2.9%

Banks—0.4%
Banque Centrale de Tunisie International Bond 5.625%, 02/17/24 (EUR)	1,300,000	1,466,345
Korea Development Bank (The) 3.375%, 03/12/23 (c)	2,700,000	2,795,504

		4,261,849

Sovereign—2.5%
Angolan Government International Bond 8.250%, 05/09/28 (144A)	1,400,000	1,498,168
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	2,800,000	733,770
Colombia Government International Bond
9.850%, 06/28/27 (COP)	3,800,000,000	1,488,533
5.000%, 06/15/45	1,200,000	1,324,200
Dominican Republic International Bond 8.900%, 02/15/23 (144A) (DOP)	88,700,000	1,737,764
Export-Import Bank of China (The) 2.500%, 07/31/19 (144A)	4,000,000	4,000,235
Export-Import Bank of Korea 2.250%, 01/21/20	5,000,000	4,998,800
Gabon Government International Bond 6.375%, 12/12/24 (144A)	1,500,000	1,484,460
Indonesia Treasury Bond 8.250%, 07/15/21 (IDR)	9,600,000,000	694,531
Iraq International Bond 5.800%, 01/15/28 (144A)	1,500,000	1,474,824
Kazakhstan Government International Bond 4.875%, 10/14/44 (144A)	600,000	690,600
Mexico Government International Bond 4.150%, 03/28/27	600,000	628,704
South Africa Government Bond 7.000%, 02/28/31 (ZAR)	22,400,000	1,361,335

Sovereign—(Continued)
Ukraine Government International Bond 7.375%, 09/25/32 (144A)	1,600,000	1,571,520
Uruguay Government International Bond 3.700%, 06/26/37 (UYU) (b)	41,347,263	1,163,671

		24,851,115

Total Foreign Government (Cost $28,795,983)		29,112,964

Mutual Fund—1.3%

Investment Company Security—1.3%
Invesco Senior Loan ETF (c) (Cost $13,744,073)	600,000	13,596,000

Municipals—1.0%
Industry Public Facilities Authority, Tax Allocation Revenue 3.389%, 01/01/20	3,525,000	3,539,840
San Jose Redevelopment Agency Successor Agency, Tax Allocation Revenue
2.480%, 08/01/21	650,000	655,584
2.630%, 08/01/22	2,165,000	2,201,047
State of Pennsylvania, General Obligation, Ltd. 5.000%, 01/15/20	2,800,000	2,855,776
State of Texas, General Obligation Unlimited 5.000%, 04/01/21	1,185,000	1,261,113

Total Municipals (Cost $10,768,884)		10,513,360

Common Stocks—0.1%

Leisure Products—0.0%
Remington Outdoor Co., Inc (i)	72,031	99,043

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp. (i)	65,445	11,571
Riviera Resources Inc (i)	2,964	37,643
Roan Resources, Inc. (c) (i)	2,964	5,157

		54,371

Paper & Forest Products—0.1%
Appvion,Inc. (i) (j) (k)	38,739	594,772
Verso Corp. - Class A (i)	1,665	31,718

		626,490

Retail—0.0%
KSouth Africa, Ltd. (i) (j) (k)	8,217,950	82,179
KSouth Africa, Ltd. (i) (j) (k)	817,800	8,178

		90,357

Total Common Stocks (Cost $6,105,989)		870,261

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Warrant—0.0%

Security Description	Principal Amount*	Value

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp., Expires 09/09/20 (i)	5,835	$24

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (i)	175	700

Total Warrants (Cost $0)		724

Short-Term Investments—3.9%

Discount Note—2.9%
Federal Home Loan Bank Zero Coupon, 07/01/19	28,745,000	28,745,000

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $9,677,454; collateralized by U.S. Treasury Inflation Indexed Note at 0.125%, maturing 01/15/22, with a market value of $9,871,919.	9,676,486	9,676,486

Total Short-Term Investments (Cost $38,421,486)		38,421,486

Securities Lending Reinvestments (l)—9.0%

Certificates of Deposit—4.0%
ABN AMRO Bank NV Zero Coupon, 07/05/19	1,982,465	1,999,060
Bank of Montreal (Chicago) 2.590%, SOFR + 0.170%, 02/07/20 (a)	1,000,000	1,000,056
Bank of Nova Scotia 2.564%, 1M LIBOR + 0.170%, 05/15/20 (a)	2,000,000	1,999,816
BNP Paribas S.A. New York 2.534%, 1M LIBOR + 0.140%, 09/16/19 (a)	2,000,000	2,000,084
Canadian Imperial Bank of Commerce 2.660%, 1M LIBOR + 0.270%, 07/19/19 (a)	1,000,000	1,000,088
Chiba Bank, Ltd. 2.450%, 08/12/19	500,000	500,079
China Construction Bank Corp.
2.600%, 09/05/19	1,000,000	1,000,222
2.670%, 07/18/19	1,000,000	1,000,154
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (a)	1,000,000	1,000,506
Credit Suisse AG 2.580%, 1M LIBOR + 0.140%, 10/02/19 (a)	3,000,000	3,000,012
DZ Bank AG New York Zero Coupon, 07/05/19	1,986,874	1,999,060
HSBC Bank USA, N.A. 2.565%, 3M LIBOR + 0.000%, 08/05/19 (a)	2,000,000	1,999,840
Industrial & Commercial Bank of China, Ltd.
2.620%, 09/03/19	1,000,000	1,000,158
2.670%, 07/25/19	1,000,000	1,000,194
2.670%, 08/01/19	1,000,000	1,000,216

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 08/09/19	993,475	997,270
Mizuho Bank, Ltd. 2.524%, 1M LIBOR + 0.120%, 11/27/19 (a)	2,000,000	2,000,514
Natixis New York 2.747%, 3M LIBOR + 0.150%, 10/15/19 (a)	1,000,000	1,000,397
Societe Generale
2.723%, 3M LIBOR + 0.200%, 08/21/19 (a)	2,000,786	2,001,194
2.730%, FEDEFF PRV + 0.350%, 06/19/20 (a)	1,000,000	999,997
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (a)	2,000,000	2,000,072
2.660%, 08/23/19	1,000,000	1,000,463
Sumitomo Mitsui Trust Bank, Ltd. 2.600%, 07/05/19	3,000,000	3,000,123
Svenska Handelsbanken AB 2.792%, 1M LIBOR + 0.380%, 12/10/19 (a)	1,000,000	1,001,233
Wells Fargo Bank N.A. 2.721%, 3M LIBOR + 0.140%, 07/11/19 (a)	1,500,000	1,499,928
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (a)	3,000,000	2,999,983

		40,000,719

Commercial Paper—1.6%
Agricultural Bank of China
2.570%, 09/11/19	1,987,007	1,989,236
2.610%, 08/15/19	1,986,515	1,993,064
Bank of China, Ltd.
2.670%, 07/16/19	993,325	998,703
China Construction Bank Corp. 2.660%, 07/19/19	993,202	998,485
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (a)	2,000,000	2,000,398
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (a)	2,000,000	2,000,506
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	2,465,243	2,493,585
Royal Bank of Canada 2.757%, 3M LIBOR + 0.160%, 01/14/20 (a)	1,000,000	1,000,842
Starbird Funding Corp. 2.600%, 07/01/19	1,999,603	1,999,590
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (a)	1,000,000	1,000,975

		16,475,384

Repurchase Agreements—3.4%
Goldman Sachs & Co. Repurchase Agreement dated 06/28/19 at 2.510%, due on 07/01/19 with a maturity value of $13,080,034; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 09/20/26 - 04/20/49, and an aggregate market value of $13,338,845.	13,077,299	13,077,299

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $10,002,108; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $10,240,353.	10,000,000	$10,000,000
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $3,001,493; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $3,282,936.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $2,901,410; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $3,124,947.	2,900,000	2,900,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $4,101,993; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $4,418,029.	4,100,000	4,100,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $1,000,486; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,077,568.	1,000,000	1,000,000

		34,077,299

Total Securities Lending Reinvestments (Cost $90,547,897)		90,553,402

Total Investments—109.2% (Cost $1,108,339,536)		1,098,923,560
Other assets and liabilities (net)—(9.2)%		(92,203,349)

Net Assets—100.0%		$1,006,720,211

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal amount of security is adjusted for inflation.
(c)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $86,335,288 and the collateral received consisted of cash in the amount of $90,465,796 and non-cash collateral with a value of $1,065,075. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2019, the market value of restricted securities was $5,457, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(g)	This loan will settle after June 30, 2019, at which time the interest rate will be determined.
(h)	Interest only security.
(i)	Non-income producing security.
(j)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2019, these securities represent 0.1% of net assets.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $321,141,402, which is 31.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., 3.000%, 12/31/22	04/15/13 - 12/31/18	$651,324	$1,311,386	$814
KSouth Africa, Ltd., 25.000%, 12/31/22	12/22/16 - 12/31/18	$154,749	$154,749	$4,643

				$5,457

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	810,000	JPMC	10/11/19	USD	206,501	$2,415
CNH	4,100,000	JPMC	09/27/19	USD	610,911	(14,485)
MXN	17,650,000	JPMC	08/08/19	USD	898,951	15,070
NOK	17,600,000	JPMC	09/18/19	USD	2,017,747	49,872
PLN	3,130,000	JPMC	09/18/19	USD	823,461	16,327
SEK	6,630,000	JPMC	09/18/19	USD	712,776	5,127
TRY	3,235,000	JPMC	10/18/19	USD	497,654	30,713

Contracts to Deliver
AUD	2,240,000	JPMC	10/11/19	USD	1,543,562	(33,575)
AUD	1,440,000	JPMC	10/11/19	USD	1,028,433	14,560
BRL	810,000	JPMC	10/11/19	USD	202,957	(5,959)
CAD	1,320,000	JPMC	09/18/19	USD	987,196	(22,213)
CNH	13,430,000	JPMC	09/27/19	USD	1,942,492	(11,167)
CNH	8,200,000	JPMC	09/27/19	USD	1,220,529	27,676
EUR	253,765	BBP	09/18/19	USD	289,947	(374)
EUR	322,067	CBNA	09/18/19	USD	367,849	(612)
EUR	491,294	DBAG	09/18/19	USD	560,920	(1,146)
EUR	2,813,000	GSBU	09/18/19	USD	3,212,587	(5,631)
EUR	2,229,918	JPMC	09/18/19	USD	2,546,677	(4,464)
EUR	590,000	JPMC	09/18/19	USD	664,768	(10,223)
EUR	296,319	JPMC	09/18/19	USD	335,333	(3,670)
EUR	197,620	JPMC	09/18/19	USD	224,160	(1,927)
EUR	98,966	JPMC	09/18/19	USD	112,064	(1,158)
EUR	98,639	JPMC	09/18/19	USD	111,886	(962)
KRW	1,155,000,000	JPMC	09/27/19	USD	1,020,679	17,681
MXN	1,960,000	JPMC	08/08/19	USD	101,484	(16)
PLN	3,130,000	JPMC	09/18/19	USD	830,834	(8,954)
SEK	19,000,000	JPMC	09/18/19	USD	2,005,065	(52,276)
SEK	6,630,000	JPMC	09/18/19	USD	723,957	6,053

Net Unrealized Appreciation						$6,682

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/16/19	64	AUD	9,193,608	$5,116
Australian 3 Year Treasury Bond Futures	09/16/19	230	AUD	26,449,453	6,094
Canada Government Bond 10 Year Futures	09/19/19	31	CAD	4,430,830	31,898
U.S. Treasury Note 2 Year Futures	09/30/19	919	USD	197,750,133	1,121,775

Futures Contracts—Short
U.S. Treasury Long Bond Futures	09/19/19	(27)	USD	(4,201,031)	(46,445)
U.S. Treasury Note 10 Year Futures	09/19/19	(97)	USD	(12,412,969)	(101,680)
U.S. Treasury Note 5 Year Futures	09/30/19	(183)	USD	(21,622,594)	(147,244)
U.S. Treasury Note Ultra 10 Year Futures	09/19/19	(13)	USD	(1,795,625)	(18,206)

Net Unrealized Appreciation					$851,308

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Swap Agreements

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date(a)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation(1)
Floating rate equal to 3M USD-LIBOR plus 2.870% based on the notional amount of currency delivered	Fixed rate equal to 2.500% based on the notional amount of currency received	05/04/21	CBNA	USD	697,200	EUR	600,000	$11,900	$—	$11,900

(a)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	3.000%	Semi-Annually	09/18/21	USD	67,050,000	$1,691,242	$592,485	$1,098,757
Receive	12M CPURNSA	Maturity	1.960%	Maturity	08/31/24	USD	10,800,000	(25,479)	—	(25,479)

Totals								$1,665,763	$592,485	$1,073,278

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.32	5.000%	Quarterly	06/20/20	1.750%	USD	8,463,750	$266,498	$229,594	$36,904
CDX.NA.IG.31	1.000%	Quarterly	12/20/21	0.220%	USD	20,000,000	380,945	270,226	110,719

Totals							$647,443	$499,820	$147,623

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc. 7.150%, due 09/15/20	(5.000%)	Quarterly	06/20/24	JPMC	1.138%	USD	3,600,000	$(650,994)	$(567,533)	$(83,461)
Dish DBS Corp. 6.750%, due 06/01/21	(5.000%)	Quarterly	06/20/21	JPMC	1.408%	USD	1,620,000	(112,383)	(86,382)	(26,001)
Italy Government International Bond 6.875%, due 09/27/23	(1.000%)	Quarterly	06/20/23	BBP	1.771%	USD	1,600,000	45,779	17,134	28,645
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	3.543%	USD	875,000	51,845	27,518	24,327
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	3.543%	USD	575,000	34,070	27,297	6,773
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	3.543%	USD	425,000	25,182	12,939	12,243
Navient Corp. 5.500%, due 01/25/23	(5.000%)	Quarterly	03/20/20	JPMC	0.382%	USD	500,000	(16,840)	(37,952)	21,112
Republic of Turkey 11.875%, due 01/15/30	(5.000%)	Quarterly	12/20/19	BBP	2.059%	USD	366,667	1,860	22,801	(20,941)

Totals								$(621,481)	$(584,178)	$(37,303)

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Tower Corp. 3.300%, due 02/15/21	1.000%	Quarterly	06/20/21	GSBU	1.017%	USD	2,700,000	$(866)	$(12,706)	$11,840
Dish DBS Corp. 6.750%,due 06/01/21	5.000%	Quarterly	06/20/23	JPMC	3.693%	USD	1,620,000	76,246	(14,184)	90,430
Goldman Sachs Group, Inc. 2.908%, due 06/05/23	1.000%	Quarterly	06/20/24	JPMC	0.573%	USD	3,600,000	72,959	49,518	23,441
Italy Government International Bond 6.875%, due 09/27/23	1.000%	Quarterly	06/20/23	BBP	1.771%	USD	1,600,000	(45,779)	(75,132)	29,353
Morgan Stanley 3.750%, due 02/25/23	1.000%	Quarterly	06/20/24	JPMC	0.633%	USD	3,600,000	62,537	24,600	37,937
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	5.275%	USD	425,000	(68,463)	(52,560)	(15,903)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	5.275%	USD	575,000	(92,627)	(88,332)	(4,295)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	5.275%	USD	875,000	(140,954)	(110,666)	(30,288)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	06/20/23	BBP	9.982%	USD	260,000	(38,306)	(52,396)	14,090
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	06/20/23	BBP	9.982%	USD	540,000	(79,558)	12,097	(91,655)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	06/20/23	CBNA	9.982%	USD	750,000	(110,497)	(18,743)	(91,754)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	12/20/23	CBNA	9.836%	USD	750,000	(116,992)	(38,066)	(78,926)
Republic of Indonesia 5.875%, due 03/13/20	1.000%	Quarterly	06/20/24	CBNA	0.906%	USD	2,275,000	10,064	(7,388)	17,452
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	06/20/24	CBNA	1.138%	USD	2,700,000	(17,472)	(34,927)	17,455
Spain Government International Bond 5.010%, due 11/21/44	1.000%	Quarterly	06/20/24	CBNA	0.392%	USD	1,400,000	40,597	37,009	3,588

Totals								$(449,111)	$(381,876)	$(67,235)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation*	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)
Bespoke Cambridge 0-3% CDX Tranche	0.000%	Quarterly	12/20/19	CBNA	6.151%	USD	1,100,000	$(273,086)	$(174,900)	$(98,186)
Bespoke June 0-3% CDX Equity Tranche	0.000%	Quarterly	06/20/20	CBNA	4.238%	USD	450,000	(145,083)	(76,371)	(68,712)
Bespoke Palma 5-7% CDX Tranche	2.300%	Quarterly	06/20/21	CBNA	2.005%	USD	1,380,000	7,928	—	7,928
Bespoke Phoenix 5-7% CDX Tranche	2.900%	Quarterly	12/20/21	CBNA	2.553%	USD	900,000	8,220	—	8,220
Bespoke Singapore 0-3% CDX Tranche	0.000%	Quarterly	06/20/20	CBNA	1.809%	USD	1,100,000	(180,066)	(150,169)	(29,897)
Bespoke Verona 0-3% CDX Tranche	0.000%	Quarterly	12/20/19	CBNA	5.292%	USD	900,000	(195,915)	(220,500)	24,585
Bespoke Verona 7-15% CDX Tranche	0.400%	Quarterly	12/20/19	CBNA	0.209%	USD	1,650,000	1,520	—	1,520

Totals								$(776,482)	$(621,940)	$(154,542)

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

*	Represents a custom index comprised of a basket of underlying issues.
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(DOP)—	Dominican Peso
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro Interbank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2019

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$318,856,752	$—	$318,856,752
Total Corporate Bonds & Notes*	—	274,357,890	—	274,357,890
Total Asset-Backed Securities*	—	208,362,123	—	208,362,123
Total Floating Rate Loans*	—	58,786,396	—	58,786,396
Total Mortgage-Backed Securities*	—	55,492,202	—	55,492,202
Total Foreign Government*	—	29,112,964	—	29,112,964
Total Mutual Fund*	13,596,000	—	—	13,596,000
Total Municipals*	—	10,513,360	—	10,513,360
Common Stocks
Leisure Products	—	99,043	—	99,043
Oil, Gas & Consumable Fuels	54,371	—	—	54,371
Paper & Forest Products	31,718	—	594,772	626,490
Retail	—	—	90,357	90,357
Total Common Stocks	86,089	99,043	685,129	870,261
Total Warrant*	724	—	—	724
Total Short-Term Investments*	—	38,421,486	—	38,421,486
Total Securities Lending Reinvestments*	—	90,553,402	—	90,553,402
Total Investments	$13,682,813	$1,084,555,618	$685,129	$1,098,923,560

Collateral for Securities Loaned (Liability)	$—	$(90,465,796)	$—	$(90,465,796)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$185,494	$—	$185,494
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(178,812)	—	(178,812)
Total Forward Contracts	$—	$6,682	$—	$6,682
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,164,883	$—	$—	$1,164,883
Futures Contracts (Unrealized Depreciation)	(313,575)	—	—	(313,575)
Total Futures Contracts	$851,308	$—	$—	$851,308
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,246,380	$—	$1,246,380
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(25,479)	—	(25,479)
Total Centrally Cleared Swap Contracts	$—	$1,220,901	$—	$1,220,901
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$450,707	$—	$450,707
OTC Swap Contracts at Value (Liabilities)	—	(2,285,881)	—	(2,285,881)
Total OTC Swap Contracts	$—	$(1,835,174)	$—	$(1,835,174)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.

Transfers from Level 3 to Level 2 in the amount of $760,554 were due to the initiation of a broker or vendor providing a price which resulted in the availability of significant observable inputs.

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Statement of Assets and Liabilities

June 30, 2019

Assets
Investments at value (a) (b)	$1,098,923,560
Cash	2,531,846
Cash denominated in foreign currencies (c)	103,278
Cash collateral (d)	3,552,569
OTC swap contracts at market value (e)	450,707
Unrealized appreciation on forward foreign currency exchange contracts	185,494
Receivable for:
Investments sold	78,420
Fund shares sold	620,883
Principal paydowns	17
Interest	5,358,298
Variation margin on futures contracts	26,444
Interest on OTC swap contracts	32,419

Total Assets	1,111,863,935
Liabilities
OTC swap contracts at market value (f)	2,285,881
Unrealized depreciation on forward foreign currency exchange contracts	178,812
Collateral for securities loaned	90,465,796
Payables for:
Investments purchased	11,147,929
Fund shares redeemed	67,494
Foreign taxes	4,020
Variation margin on centrally cleared swap contracts	79,832
Interest on OTC swap contracts	12,583
Accrued Expenses:
Management fees	354,801
Distribution and service fees	56,061
Deferred trustees’ fees	123,656
Other expenses	366,859

Total Liabilities	105,143,724

Net Assets	$1,006,720,211

Net Assets Consist of:
Paid in surplus	$1,078,449,929
Distributable earnings (Accumulated losses) (g)	(71,729,718)

Net Assets	$1,006,720,211

Net Assets
Class A	$733,257,935
Class B	273,462,276
Capital Shares Outstanding*
Class A	77,469,806
Class B	29,019,839
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.47
Class B	9.42

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,108,339,536.
(b)	Includes securities loaned at value of $86,335,288.
(c)	Identified cost of cash denominated in foreign currencies was $103,502.
(d)	Includes collateral of $543,856 for futures contracts, $1,910,000 for OTC swap contracts and $1,098,713 for centrally cleared swap contracts.
(e)	Net premium paid on OTC swap contracts was $197,244.
(f)	Net premium received on OTC swap contracts was $1,785,238.
(g)	Includes foreign capital gains tax of $4,020.

Statement of Operations

Six Months Ended June 30, 2019

Investment Income
Dividends	$184,034
Interest (a)	18,108,011
Securities lending income	135,583

Total investment income	18,427,628
Expenses
Management fees	2,473,264
Administration fees	27,100
Custodian and accounting fees	128,157
Distribution and service fees—Class B	334,436
Audit and tax services	52,242
Legal	22,463
Trustees’ fees and expenses	31,323
Shareholder reporting	21,052
Insurance	3,399
Miscellaneous	7,713

Total expenses	3,101,149
Less management fee waiver	(342,878)

Net expenses	2,758,271

Net Investment Income	15,669,357

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments (b)	(294,623)
Futures contracts	518,567
Swap contracts	2,795,208
Foreign currency transactions	51,078
Forward foreign currency transactions	580,843

Net realized gain	3,651,073

Net change in unrealized appreciation (depreciation) on:
Investments (c)	13,181,507
Futures contracts	(184,897)
Swap contracts	1,410,181
Foreign currency transactions	(51,710)
Forward foreign currency transactions	(335,260)

Net change in unrealized appreciation	14,019,821

Net realized and unrealized gain	17,670,894

Net Increase in Net Assets From Operations	$33,340,251

(a)	Net of foreign withholding taxes of $4,672.
(b)	Net of foreign capital gains tax of $3,887.
(c)	Includes change in foreign capital gains tax of $945.

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$15,669,357	$31,274,035
Net realized gain (loss)	3,651,073	(5,968,410)
Net change in unrealized appreciation (depreciation)	14,019,821	(18,233,432)

Increase in net assets from operations	33,340,251	7,072,193

From Distributions to Shareholders
Class A	(25,932,644)	(16,162,385)
Class B	(9,057,803)	(5,001,892)

Total distributions	(34,990,447)	(21,164,277)

Increase (decrease) in net assets from capital share transactions	9,232,419	(82,017,820)

Total increase (decrease) in net assets	7,582,223	(96,109,904)

Net Assets
Beginning of period	999,137,988	1,095,247,892

End of period	$1,006,720,211	$999,137,988

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	114,467	$1,100,759	1,382,404	$13,296,007
Reinvestments	2,750,015	25,932,644	1,713,933	16,162,385
Redemptions	(2,496,041)	(24,017,591)	(9,728,180)	(92,588,922)

Net increase (decrease)	368,441	$3,015,812	(6,631,843)	$(63,130,530)

Class B
Sales	1,985,043	$19,055,718	3,750,321	$35,548,899
Reinvestments	964,622	9,057,803	532,683	5,001,892
Redemptions	(2,289,051)	(21,896,914)	(6,269,107)	(59,438,081)

Net increase (decrease)	660,614	$6,216,607	(1,986,103)	$(18,887,290)

Increase (decrease) derived from capital shares transactions		$9,232,419		$(82,017,820)

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.49		$9.62	$9.62	$9.62	$9.97	$10.08

Income (Loss) from Investment Operations
Net investment income (a)	0.15		0.29	0.20	0.19	0.18	0.15
Net realized and unrealized gain (loss)	0.18		(0.22)	(0.04)	0.12	(0.20)	(0.03)

Total income (loss) from investment operations	0.33		0.07	0.16	0.31	(0.02)	0.12

Less Distributions
Distributions from net investment income	(0.35)		(0.20)	(0.16)	(0.31)	(0.33)	(0.23)

Total distributions	(0.35)		(0.20)	(0.16)	(0.31)	(0.33)	(0.23)

Net Asset Value, End of Period	$9.47		$9.49	$9.62	$9.62	$9.62	$9.97

Total Return (%) (b)	3.46	(c)	0.70	1.68	3.30	(0.26)	1.17 (d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.56	(e)	0.55	0.54	0.54	0.53	0.53
Net ratio of expenses to average net assets (%) (f)	0.49	(e)	0.48	0.52	0.52	0.52	0.51
Ratio of net investment income to average net assets (%)	3.22	(e)	3.00	2.10	2.01	1.78	1.51
Portfolio turnover rate (%)	20	(c)	48 (g)	69 (g)	35	43	59
Net assets, end of period (in millions)	$733.3		$731.6	$805.1	$801.3	$1,156.0	$1,243.7

	Class B
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.44		$9.56	$9.57	$9.56	$9.92	$10.03

Income (Loss) from Investment Operations
Net investment income (a)	0.14		0.26	0.18	0.17	0.15	0.13
Net realized and unrealized gain (loss)	0.16		(0.21)	(0.05)	0.13	(0.21)	(0.02)

Total income (loss) from investment operations	0.30		0.05	0.13	0.30	(0.06)	0.11

Less Distributions
Distributions from net investment income	(0.32)		(0.17)	(0.14)	(0.29)	(0.30)	(0.22)

Total distributions	(0.32)		(0.17)	(0.14)	(0.29)	(0.30)	(0.22)

Net Asset Value, End of Period	$9.42		$9.44	$9.56	$9.57	$9.56	$9.92

Total Return (%) (b)	3.21	(c)(d)	0.54 (d)	1.33	3.13	(0.62)	1.06

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81	(e)	0.80	0.79	0.79	0.78	0.78
Net ratio of expenses to average net assets (%) (f)	0.74	(e)	0.73	0.77	0.77	0.77	0.76
Ratio of net investment income to average net assets (%)	2.98	(e)	2.75	1.85	1.76	1.53	1.26
Portfolio turnover rate (%)	20	(c)	48 (g)	69 (g)	35	43	59
Net assets, end of period (in millions)	$273.5		$267.6	$290.1	$285.1	$303.8	$330.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser (see Note 6 of the Notes to Financial Statements).
(g)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rate would have been 42% and 46% for the years ended December 31, 2018 and 2017, respectively.

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2019

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Franklin Low Duration Total Return Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered two classes of shares: Class A and B shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

BHFTI-24

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-25

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at

BHFTI-26

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $9,676,486. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $34,077,299. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment

BHFTI-27

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(5,348)	$—	$—	$—	$(5,348)
Corporate Bonds & Notes	(23,298,822)	—	—	—	(23,298,822)
Foreign Government	(658,536)	—	—	—	(658,536)
Mutual Funds	(10,235,716)	—	—	—	(10,235,716)
U.S. Treasury & Government Agencies	(56,267,374)	—	—	—	(56,267,374)
Total	$(90,465,796)	$—	$—	$—	$(90,465,796)
Total Borrowings	$(90,465,796)	$—	$—	$—	$(90,465,796)
Gross amount of recognized liabilities for securities lending transactions					$(90,465,796)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The

BHFTI-28

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a

BHFTI-29

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2019, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

BHFTI-30

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$1,098,757	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$25,479
	Unrealized appreciation on futures contracts (b) (c)	1,164,883	Unrealized depreciation on futures contracts (b) (c)	313,575
Credit	OTC swap contracts at market value (d)	438,807	OTC swap contracts at market value (d)	2,285,881
	Unrealized appreciation on centrally cleared swap contracts (a) (b)	147,623
Foreign Exchange	OTC swap contracts at market value (d)	11,900
	Unrealized appreciation on forward foreign currency exchange contracts	185,494	Unrealized depreciation on forward foreign currency exchange contracts	178,812

Total		$3,047,464		$2,803,747

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(d)	Excludes OTC swap interest receivable of $32,419 and OTC swap interest payable of $12,583.

BHFTI-31

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$47,639	$(47,639)	$—	$—
Citibank N.A.	191,326	(191,326)	—	—
JPMorgan Chase Bank N.A.	397,236	(397,236)	—	—

	$636,201	$(636,201)	$—	$—

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank plc	$164,017	$(47,639)	$(116,378)	$—
Citibank N.A.	1,341,767	(191,326)	(1,150,441)	—
Deutsche Bank AG	1,146	—	—	1,146
Goldman Sachs Bank USA	6,497	—	—	6,497
JPMorgan Chase Bank N.A.	951,266	(397,236)	(510,000)	44,030

	$2,464,693	$(636,201)	$(1,776,819)	$51,673

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$580,843	$580,843
Futures contracts	518,567	—	—	518,567
Swap contracts	674,219	2,110,039	10,950	2,795,208

	$1,192,786	$2,110,039	$591,793	$3,894,618

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(335,260)	$(335,260)
Futures contracts	(184,897)	—	—	(184,897)
Swap contracts	650,466	757,441	2,274	1,410,181

	$465,569	$757,441	$(332,986)	$890,024

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$25,841,957
Futures contracts long	215,190,165
Futures contracts short	(42,660,931)
Swap contracts	175,499,757

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-32

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

BHFTI-33

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$80,385,482	$107,933,595	$41,650,161	$165,641,958

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$2,473,264	0.520%	First $100 million
	0.510%	$100 million to $250 million
	0.500%	$250 million to $500 million
	0.490%	$500 million to $1 billion
	0.470%	$1 billion to $1.5 billion
	0.450%	Over $1.5 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Franklin Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

The subadvisory fee the Adviser pays to the Subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Subadviser and/or its affiliates.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.070%	$500 million to $1.5 billion
0.050%	Over $1.5 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are included in the amount shown as a management fee waiver in the Statement of Operations.

Additionally, for the period April 29, 2019 to April 29, 2020, Brighthouse Investment Advisers has contractually agreed to waive a portion of the management fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that was calculated based solely on the assets of the Portfolio and the fee that was calculated when the Portfolio’s assets were aggregated with those of the Brighthouse/Templeton International Bond Portfolio, a series of the Trust. An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are included in the amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

BHFTI-34

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,107,896,049

Gross unrealized appreciation	13,163,164
Gross unrealized depreciation	(20,769,467)

Net unrealized appreciation (depreciation)	$(7,606,303)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$21,164,277	$17,331,692	$—	$—	$21,164,277	$17,331,692

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$34,719,900	$—	$(25,456,221)	$(79,234,734)	$(69,971,055)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the accumulated short-term capital losses were $19,414,279 and the accumulated long-term capital losses were $59,820,455.

BHFTI-35

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Report of Independent Registered Public Accounting Firm

To the Shareholders of Brighthouse/Franklin Low Duration Total Return Portfolio and the Board of Trustees of Brighthouse Funds Trust I:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Brighthouse/Franklin Low Duration Total Return Portfolio (the “Portfolio”), one of the portfolios constituting the Brighthouse Funds Trust I, as of June 30, 2019, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 2018, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Brighthouse/Franklin Low Duration Total Return Portfolio of the Brighthouse Funds Trust I as of June 30, 2019, the results of its operations for the six months period then ended, the changes in its net assets for the six months then ended and the year ended December 31, 2018, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 23, 2019

We have served as the auditor of one or more of the Brighthouse investment companies since 1983.

BHFTI-36

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Managed by Delaware Investments Fund Advisers and Wells Capital Management, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the Brighthouse Small Cap Value Portfolio returned 17.43% and 17.29%, respectively. The Portfolio’s benchmark, the Russell 2000 Value Index1, returned 13.47%.

MARKET ENVIRONMENT / CONDITIONS

For the first half of 2019, global equity markets posted strong gains but showed some signs of heightened risks. Investors showed exuberance in the beginning of the year which continued through April; however, May was met with tempered expectations surrounding softening global economic indicators and increased tariff concerns. June saw a largely defensive rebound related to increased expectations of monetary easing from global central banks. U.S. equity markets are largely pricing in an expected interest rate cut in the third quarter of 2019 given the weaker economic growth and more muted inflation concerns. The rising input costs that many of our companies were dealing with in 2018 have moderated, providing an opportunity for those companies with pricing power to expand margins and increase cash flow generation.

During the review period, small-cap stocks underperformed both mid-cap stocks and large-cap stocks. The small-cap Russell 2000® Index appreciated by 16.98%, while the Russell Midcap® Index gained 21.35% and the large-cap Russell 1000® Index advanced 18.84%. Small-cap value companies underperformed small-cap growth companies over the review period as the Russell 2000® Growth Index appreciated by 20.36% and the Russell 2000® Value Index gained 13.47%.

Within the benchmark, all sectors advanced during the review period with the exception of the Consumer Staples sector. On a relative basis, the Energy, Communication Services, Health Care, and Consumer Discretionary sectors lagged the total return of the benchmark. The Information Technology (“IT”) sector was the strongest returning sector in the benchmark, followed by Real Estate, Industrials, Utilities, Materials, and Financials, each of these sectors returned more than the benchmark.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Brighthouse Small Cap Value Portfolio is constructed in a multi-manager sleeve structure, with each of the two sleeves comprising roughly 50% of Portfolio assets.

The following commentary was provided by Delaware Investments Fund Advisers.

The Portfolio sleeve outperformed the Russell 2000 Value Index during the review period. An overweight allocation and strong stock selection in the Industrials and IT sectors contributed to outperformance. Stock selection in the Health Care and Consumer Discretionary sectors also contributed. On a relative basis, an underweight allocation to the Real Estate sector detracted, as did weak stock selection in the Materials sector.

In the IT sector, Synopsys Inc. provides design tools used in the design and development of advanced integrated circuits and electronic systems. Synopsys contributed to the Portfolio’s outperformance during the review period as the company reported strong financial results and reaffirmed its guidance for the year. The demand for new, high-performance, integrated circuits to address new applications continues to increase. This is driving companies to increase their spending on research and development (R&D), which is benefiting Synopsys’ platform. Synopsys’ products are well positioned in the market and management continues to repurchase its common stock.

In the Real Estate sector, Outfront Media Inc., a real estate investment trust that owns a large and diverse portfolio of billboard, transit, and mobile assets in North America outperformed. The company reported two consecutive quarters of double-digit organic revenue growth, with strength in each of the company’s business segments: transit, billboard, local, and national. Management provided positive guidance for 2019, expecting adjusted funds from operations (AFFO) to grow and indicated a healthy advertising environment.

Within Industrials, ITT, Inc. is a global engineering and manufacturing company serving the transportation, industrial, aerospace, and energy markets. Shares of ITT contributed during the period as the company reported strong earnings from organic revenue growth. The company reported new business wins in its auto & oil and gas end markets. The company also continued to grow operating margins through cost efficiencies and productivity. ITT trades at an attractive valuation, has opportunity for continued margin expansion, and has a strong balance sheet.

In the Energy sector, SM Energy Co. is an independent oil & gas exploration and production (E&P) company with primary operations in the Permian Basin and Eagle Ford Shale regions of the U.S. SM Energy maintains some of the more prolific wells in its areas of operation and has made significant progress on a transition to focus on the Permian Basin and Eagle Ford Shale regions of the U.S. The stock underperformed during the period as the company reported weaker than expected financial results. We added to the Portfolio’s position in SM Energy, as the company is growing production while trying to maintain capital discipline in a volatile energy environment. In June, the company provided a positive mid-quarter production update.

Within Consumer Discretionary, Caleres Inc. operates a diverse portfolio of global footwear brands that are distributed in the company’s retail stores, on its branded websites, and at third-party retailers. Caleres detracted from the Portfolio’s performance during the review period. Caleres has been focusing on a strategic plan to gain market share in its brand portfolio, which includes Allen Edmonds, Naturalizer, and Sam Edelman among others. The company’s brand portfolio performed well. However, the company’s largest retailer, Famous Footwear, negatively impacted financial results as it has experienced

BHFTI-1

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Managed by Delaware Investments Fund Advisers and Wells Capital Management, LLC

Portfolio Manager Commentary*—(Continued)

gross margin contraction. Caleres is working on improving the operating performance of Famous Footwear. We maintained the Portfolio’s position in Caleres as it traded at a relative discount to its history and was repurchasing its common stock.

In the Materials sector, Trinseo S.A., which engages in the manufacturing and marketing of synthetic rubber, latex binders, and plastics, detracted from performance. In December 2018 the company announced that its CEO planned to retire in 2019. The company hired a new CEO who started in March 2019. In February, unexpectedly, the company announced that its CFO will retire by mid-year 2019. Trinseo reported a challenging set of business conditions which impacted the company’s financial results. Headwinds included slowing order growth and destocking in China, falling prices, and weak conditions in the tire market. During the period, we gradually reduced the Portfolio’s position in Trinseo and ended the period having fully sold the Portfolio’s position.

At the end of the period, the Portfolio remained overweight some of the more cyclical sectors which continued to generate attractive free-cash flow. The most significant overweights were in the Industrials and Materials sectors, followed by the Energy sector. The Portfolio’s largest underweight sectors were Consumer Staples, Real Estate, and Utilities. The Real Estate and Utilities sectors remained less attractive relative to the available investment opportunities in other areas of the market.

Christopher S. Beck

Steven G. Catricks

Kent P. Madden

Kelly A. McKee

Portfolio Managers

Delaware Investments Fund Advisers

The following commentary was provided by Wells Capital Management, LLC.

The Portfolio sleeve outperformed the Russell 2000 Value Index over the trailing six-month period. Strong positive stock selection drove the Portfolio’s outperformance relative to the Index, while sector weight differences hindered performance. Stock selection in the Materials, Consumer Discretionary, Industrials, and Consumer Staples sectors were the largest contributors to performance in the period. Meanwhile, a meaningful overweight in the worst-performing Consumer Staples sector and underweight in the strong-performing Real Estate sector were the primary detractors from relative performance. The Portfolio was also hindered by its exposure to cash.

Within the Materials sector, Eagle Materials Inc. was the largest contributor. Eagle Materials is a leading supplier of heavy construction materials such as cement, concrete and aggregates, light building materials (gypsum wallboard, gypsum paperboard), and materials used for oil and gas extraction. We have owned Eagle for many years and believe management is historically a great allocator of capital and the balance sheet provides underappreciated financial flexibility. During the period, the stock outperformed as the company announced a strategic review and a plan to separate its heavy materials and light materials businesses into two individual companies. A potential divestiture of its oil & gas proppants business may also be considered in the future, which could unlock further financial flexibility. Regardless of potential divestments, we continued to see a very attractive long-term reward/risk opportunity and believe Eagle should use its strong cash generation to repurchase shares and increase shareholder value.

Denny’s Corp. was among the top contributors in the Consumer Discretionary sector. Denny’s operates as a family restaurant chain under the Denny’s restaurant brand with over 1,700 locations worldwide. Denny’s has been able to generate positive same-store sales growth over the past few years and continues to implement strategic initiatives to expand offerings to its customers. Denny’s rallied during the period as the company continued to transition to a 95% franchise model through the sale of 90 to 125 company-owned restaurants, which is expected to generate over $100 million in pre-tax proceeds and should reduce annual cash capital expenditures by $7 million to $10 million, strengthening the balance sheet and driving higher ongoing free cash flow. We view this development positively, as it leads to accelerated free cash flow that unlocks the balance sheet for further capital deployment over time. We remained confident in the long-term prospects of the business and see reward/risk valuation as favorable.

Industrial holding Mueller Industries, Inc. added to relative performance in the Industrials sector. Mueller is a leading manufacturer of copper, brass, aluminum, and plastic tubing for the plumbing, construction, and water distribution markets, contributed to relative performance. The company’s strong market position in each of its end markets provide an attractive competitive advantage, and an under-levered balance sheet provides room for accretive capital deployment. Prior to the start of the year, the company had been pressured from increasing fears of slower demand and rising raw material costs that affected margins. During the period, Mueller reported positive quarterly results that highlighted solid execution and strong gross margin expansion. Although the company is exposed to changing commodity prices, management continues to prove Mueller’s ability to pass through price increases and take advantage of improving demand trends. We continued to like the long-term prospects of the business and believe free cash flow generation should lead to further value creation over time.

Although security selection within the sector contributed to performance, the overweight to the Consumer Staples sector detracted from relative performance. Consumer Staples was the worst-performing sectors within the Index over the trailing six months. Our sector weights are largely driven by our bottom-up reward/risk views on the companies we own. The overweight also serves to balance other

BHFTI-2

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Managed by Delaware Investments Fund Advisers and Wells Capital Management, LLC

Portfolio Manager Commentary*—(Continued)

factor exposures that are present in the Portfolio, such as an underweight to Real Estate and Utilities. Within the sector, Hostess Brands, Inc., was a key contributor in the period. Hostess is a manufacturer and distributor of fresh sweet baked goods sold under the Hostess, Dolly Madison, Cloverhill, and Big Texas brands. The company sells a variety of offerings and has continued to use its competitive profile to consistently capture market share. We were attracted to the company’s strong free cash flow generation and focus on reinvesting that cash into the business while paying down debt. The stock progressed higher during the period as the company reported solid first-quarter results, which highlighted strong execution on pricing initiatives and implementation of bakery efficiencies. Management has shown progress in integrating the Cloverhill acquisition and continues to strengthen customer relationships across the business. We remained confident that, with a strong cash flow profile and improving balance sheet, Hostess would be able to generate additional shareholder value through reinvestments and accretive merger and acquisition activity.

The Portfolio’s sizeable underweight to Real Estate detracted from relative performance as Real Estate was the second-best performing sector in the Index. We continued to be underweight the sector as we awaited more attractive reward to risk opportunities to emerge. Specifically within the sector, Pebblebrook Hotel Trust was a detractor from relative performance. Pebblebrook is an upscale full-service-oriented real estate investment trust (REIT) with a majority of hotels in major gateway markets such as San Francisco, Boston, San Diego, and Los Angeles. The company is in the process of de-levering and fine-tuning the portfolio after the major acquisition of competitor LaSalle Hotel Properties last year. Shares of Pebblebrook were under pressure, along with the rest of the hotel REIT sector, given new supply, increased labor costs, and reduced influx of international travelers. We expected Pebblebrook to emerge with an extremely high-quality portfolio as restructurings are completed and the business environment improves. We used the recent weakness in the stock to add to our position as it continued to present an attractive reward/risk opportunity.

During the six-month period, the Portfolio reduced its underweight to the Financials sectors with purchases in six new portfolio holdings, although we remained largely underweight. In the IT sector, we exited a few names where we felt the reward/risk valuation was no longer attractive. Within Consumer Discretionary, we exited a few positions and used the proceeds to initiate new positions that we felt possessed more attractive long-term reward-risk opportunities.

As of June 30, 2019, the Portfolio was highly diversified across sectors and industries, with the goal being to own companies that present to us the best opportunity to deliver alpha over the next three to five years, while at the same time ensuring relative protection of capital in times of market stress. At period-end, the Portfolio’s largest overweights were in the Materials, Industrials and Consumer Staples sectors. Within Industrials, the Portfolio owns an eclectic group of names that we believed to possess strong competitive advantages, sustainable free cash flow and flexible balance sheets. In Materials, the overweight was primarily due to opportunities we found in the containers and packaging industry as well as the specialty chemical industry. The Portfolio’s largest underweights were in the Real Estate and Financials sectors. In the Real Estate sector, we were not finding enough companies that presented attractive valuations on a reward-to-risk basis, as such the Portfolio remained largely underweight the sector at period-end. Within Financials, the underweight was primarily to Banks, where many of the stocks did not meet our strict criteria of having to possess long-term competitive advantages.

James Tringas

Bryant VanCronkhite

Robert Rifkin

Portfolio Managers

Wells Capital Management, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-3

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
Brighthouse Small Cap Value Portfolio
Class A	17.43	-2.81	6.37	11.62
Class B	17.29	-3.06	6.10	11.34
Russell 2000 Value Index	13.47	-6.24	5.39	12.40

1 The Russell 2000 Value Index is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Eagle Materials, Inc.	1.6
Hancock Whitney Corp.	1.6
Innospec, Inc.	1.3
J&J Snack Foods Corp.	1.3
MasTec, Inc.	1.2
East West Bancorp, Inc.	1.2
Atkore International Group, Inc.	1.2
Hanover Insurance Group, Inc. (The)	1.2
Neenah, Inc.	1.2
Denny’s Corp.	1.1

Top Sectors

% of Net Assets
Financials	25.2
Industrials	17.4
Information Technology	10.1
Materials	9.7
Consumer Discretionary	9.1
Consumer Staples	5.5
Real Estate	5.3
Energy	4.9
Utilities	3.8
Health Care	3.3

BHFTI-4

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse Small Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.78%	$1,000.00	$1,174.30	$4.21
	Hypothetical*	0.78%	$1,000.00	$1,020.93	$3.91

Class B (a)	Actual	1.03%	$1,000.00	$1,172.90	$5.55
	Hypothetical*	1.03%	$1,000.00	$1,019.69	$5.16

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—95.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Parsons Corp. (a)	112,641	$4,151,947

Auto Components—0.1%
Standard Motor Products, Inc.	29,900	1,355,666

Banks—16.2%
Associated Banc-Corp.	281,696	5,955,054
Bank of NT Butterfield & Son, Ltd. (The)	64,300	2,183,628
Community Bank System, Inc. (b)	65,900	4,338,856
CVB Financial Corp.	97,313	2,046,492
East West Bancorp, Inc.	246,400	11,524,128
First Citizens BancShares, Inc. - Class A	17,424	7,845,505
First Financial Bancorp	208,700	5,054,714
First Hawaiian, Inc.	419,120	10,842,634
First Interstate BancSystem, Inc. - Class A	105,400	4,174,894
First Midwest Bancorp, Inc. (b)	217,100	4,444,037
FNB Corp.	530,600	6,245,162
Great Western Bancorp, Inc.	176,200	6,293,864
Hancock Whitney Corp.	367,671	14,728,900
Iberiabank Corp.	68,354	5,184,651
LegacyTexas Financial Group, Inc.	52,415	2,133,815
NBT Bancorp, Inc.	105,900	3,972,309
Prosperity Bancshares, Inc. (b)	64,200	4,240,410
Renasant Corp.	169,048	6,075,585
S&T Bancorp, Inc.	76,000	2,848,480
South State Corp. (b)	71,072	5,235,874
UMB Financial Corp.	153,449	10,100,013
Umpqua Holdings Corp.	347,300	5,761,707
Valley National Bancorp (b)	536,800	5,786,704
Webster Financial Corp.	155,500	7,428,235
WesBanco, Inc.	102,700	3,959,085
Western Alliance Bancorp (a)	111,800	4,999,696

		153,404,432

Beverages—0.5%
Cott Corp.	325,497	4,345,385

Building Products—2.5%
CSW Industrials, Inc.	128,345	8,746,712
Griffon Corp.	124,483	2,106,252
Quanex Building Products Corp. (b)	187,338	3,538,815
Simpson Manufacturing Co., Inc. (b)	146,235	9,718,778

		24,110,557

Capital Markets—3.3%
Apollo Investment Corp. (b)	215,739	3,408,676
Artisan Partners Asset Management, Inc. - Class A (b)	209,212	5,757,514
Legg Mason, Inc.	95,600	3,659,568
Main Street Capital Corp. (b)	70,100	2,882,512
New Mountain Finance Corp. (b)	268,581	3,752,077
Stifel Financial Corp.	134,500	7,943,570
Westwood Holdings Group, Inc.	99,535	3,503,632

		30,907,549

Security Description	Shares	Value

Chemicals—4.2%
Ferro Corp. (a)	177,000	$2,796,600
HB Fuller Co.	103,900	4,820,960
Innospec, Inc.	135,597	12,371,870
Olin Corp. (b)	314,400	6,888,504
PolyOne Corp.	127,129	3,990,580
PQ Group Holdings, Inc. (a)	111,038	1,759,952
Scotts Miracle-Gro Co. (The) (b)	36,300	3,575,550
Sensient Technologies Corp. (b)	50,656	3,722,203

		39,926,219

Commercial Services & Supplies—3.0%
ACCO Brands Corp.	244,690	1,925,710
Brady Corp. - Class A	42,937	2,117,653
Deluxe Corp. (b)	143,609	5,839,142
Ennis, Inc. (b)	196,266	4,027,378
Knoll, Inc.	144,252	3,314,911
UniFirst Corp.	29,500	5,562,815
Viad Corp.	80,044	5,302,115

		28,089,724

Communications Equipment—1.0%
CommScope Holding Co., Inc. (a)	125,890	1,980,250
NETGEAR, Inc. (a) (b)	90,331	2,284,471
NetScout Systems, Inc. (a) (b)	101,990	2,589,526
Viavi Solutions, Inc. (a)	220,100	2,925,129

		9,779,376

Construction & Engineering—1.6%
MasTec, Inc. (a) (b)	227,875	11,742,399
Primoris Services Corp.	145,600	3,047,408

		14,789,807

Construction Materials—1.6%
Eagle Materials, Inc. (b)	160,568	14,884,654

Containers & Packaging—1.5%
Berry Global Group, Inc. (a)	139,103	7,315,427
Silgan Holdings, Inc. (b)	242,373	7,416,614

		14,732,041

Distributors—0.3%
Core-Mark Holding Co., Inc.	70,399	2,796,248

Diversified Consumer Services—0.4%
Liberty Tax, Inc.	47,228	453,389
Service Corp. International (b)	77,100	3,606,738

		4,060,127

Electric Utilities—2.5%
ALLETE, Inc.	48,800	4,060,648
El Paso Electric Co.	75,100	4,911,540
Hawaiian Electric Industries, Inc. (b)	197,453	8,599,078
IDACORP, Inc. (b)	59,309	5,956,403

		23,527,669

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—1.6%
Atkore International Group, Inc. (a)	440,307	$11,390,742
EnerSys	55,351	3,791,544

		15,182,286

Electronic Equipment, Instruments & Components—3.4%
AVX Corp.	208,898	3,467,707
Badger Meter, Inc. (b)	43,319	2,585,711
Belden, Inc. (b)	59,018	3,515,702
Coherent, Inc. (a) (b)	15,700	2,141,009
Flex, Ltd. (a)	313,300	2,998,281
Novanta, Inc. (a)	55,886	5,270,050
Tech Data Corp. (a) (b)	54,576	5,708,650
TTM Technologies, Inc. (a) (b)	231,076	2,356,975
Vishay Intertechnology, Inc. (b)	266,100	4,395,972

		32,440,057

Energy Equipment & Services—2.0%
C&J Energy Services, Inc. (a) (b)	109,482	1,289,698
Dril-Quip, Inc. (a) (b)	54,000	2,592,000
Ensco Rowan plc - Class A (b)	177,718	1,515,935
Forum Energy Technologies, Inc. (a)	202,330	691,969
Helix Energy Solutions Group, Inc. (a)	338,900	2,924,707
KLX Energy Services Holdings, Inc. (a) (b)	21,280	434,750
Oil States International, Inc. (a) (b)	108,175	1,979,602
Patterson-UTI Energy, Inc.	634,963	7,308,424
TETRA Technologies, Inc. (a)	330,822	539,240

		19,276,325

Entertainment—0.4%
Cinemark Holdings, Inc. (b)	111,400	4,021,540

Equity Real Estate Investment Trusts—5.3%
Acadia Realty Trust	127,357	3,485,761
Brandywine Realty Trust	338,500	4,847,320
Highwoods Properties, Inc.	105,400	4,353,020
Lexington Realty Trust	413,100	3,887,271
Life Storage, Inc.	42,200	4,012,376
Outfront Media, Inc.	273,300	7,048,407
Pebblebrook Hotel Trust	155,274	4,375,621
RPT Realty (b)	234,900	2,844,639
Spirit Realty Capital, Inc. (b)	93,800	4,001,508
Summit Hotel Properties, Inc. (b)	266,200	3,053,314
Washington Real Estate Investment Trust	314,365	8,402,977

		50,312,214

Food & Staples Retailing—0.5%
BJ’s Wholesale Club Holdings, Inc. (a)	89,956	2,374,838
Performance Food Group Co. (a)	71,786	2,873,594

		5,248,432

Food Products—3.2%
Hostess Brands, Inc. (a) (b)	297,201	4,291,582
J&J Snack Foods Corp. (b)	76,170	12,259,562
Nomad Foods, Ltd. (a)	448,747	9,585,236

Security Description	Shares	Value

Food Products—(Continued)
TreeHouse Foods, Inc. (a) (b)	72,718	$3,934,044

		30,070,424

Gas Utilities—0.7%
Southwest Gas Holdings, Inc.	72,000	6,452,640

Health Care Equipment & Supplies—1.7%
Avanos Medical, Inc. (a) (b)	164,768	7,185,532
Globus Medical, Inc. - Class A (a)	30,116	1,273,907
ICU Medical, Inc. (a) (b)	10,832	2,728,689
STERIS plc (a)	33,600	5,002,368

		16,190,496

Health Care Providers & Services—0.5%
Hanger, Inc. (a)	108,294	2,073,830
Premier, Inc. - Class A (a)	65,648	2,567,493

		4,641,323

Hotels, Restaurants & Leisure—4.7%
Cheesecake Factory, Inc. (The) (b)	67,800	2,964,216
Choice Hotels International, Inc.	68,300	5,942,783
Cracker Barrel Old Country Store, Inc. (b)	20,400	3,482,892
Denny’s Corp. (a) (b)	530,441	10,889,954
Dine Brands Global, Inc. (b)	113,250	10,811,978
International Speedway Corp. - Class A	40,600	1,822,534
Texas Roadhouse, Inc.	45,200	2,425,884
Wendy’s Co. (The) (b)	316,718	6,201,338

		44,541,579

Household Durables—1.5%
Helen of Troy, Ltd. (a)	51,093	6,672,235
Meritage Homes Corp. (a) (b)	143,000	7,341,620

		14,013,855

Household Products—1.3%
Central Garden and Pet Co. (a) (b)	130,284	3,511,154
Central Garden and Pet Co. - Class A (a)	134,588	3,316,248
Spectrum Brands Holdings, Inc. (b)	110,982	5,967,502

		12,794,904

Insurance—4.8%
American Equity Investment Life Holding Co.	190,400	5,171,264
CNO Financial Group, Inc.	62,963	1,050,223
Enstar Group, Ltd. (a)	21,639	3,771,245
Hanover Insurance Group, Inc. (The)	87,734	11,256,272
ProAssurance Corp.	160,209	5,785,147
Selective Insurance Group, Inc.	110,990	8,312,041
Stewart Information Services Corp.	120,427	4,876,089
White Mountains Insurance Group, Ltd.	4,895	5,000,047

		45,222,328

IT Services—0.6%
MAXIMUS, Inc.	31,742	2,302,564

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Sykes Enterprises, Inc. (a)	125,741	$3,452,848

		5,755,412

Machinery—6.1%
Altra Industrial Motion Corp.	145,500	5,220,540
Barnes Group, Inc.	78,000	4,394,520
Douglas Dynamics, Inc.	134,903	5,367,790
Franklin Electric Co., Inc.	179,241	8,513,948
Hillenbrand, Inc.	141,313	5,591,756
ITT, Inc.	150,300	9,841,644
Kadant, Inc.	44,072	4,002,178
Mueller Industries, Inc. (b)	360,723	10,558,362
NN, Inc. (b)	141,228	1,378,385
Rexnord Corp. (a)	105,100	3,176,122

		58,045,245

Marine—0.2%
Kirby Corp. (a)	28,500	2,251,500

Media—1.2%
AH Belo Corp. - Class A	276,728	1,021,126
Cable One, Inc.	3,900	4,566,861
Gannett Co., Inc.	189,381	1,545,349
Meredith Corp. (b)	50,600	2,786,036
New Media Investment Group, Inc. (b)	153,287	1,447,029

		11,366,401

Metals & Mining—0.3%
Compass Minerals International, Inc. (b)	45,676	2,509,896

Mortgage Real Estate Investment Trusts—1.0%
Apollo Commercial Real Estate Finance, Inc. (b)	239,081	4,396,700
Invesco Mortgage Capital, Inc. (b)	120,245	1,938,349
Two Harbors Investment Corp. (b)	270,034	3,421,331

		9,756,380

Multi-Utilities—0.7%
Black Hills Corp. (b)	80,600	6,300,502

Oil, Gas & Consumable Fuels—2.8%
Berry Petroleum Corp.	122,587	1,299,422
Callon Petroleum Co. (a) (b)	723,164	4,765,651
Delek U.S. Holdings, Inc. (b)	116,300	4,712,476
Magnolia Oil & Gas Corp. - Class A (a) (b)	120,051	1,390,191
Oasis Petroleum, Inc. (a) (b)	443,200	2,517,376
Penn Virginia Corp. (a)	44,346	1,360,535
QEP Resources, Inc. (a)	448,281	3,241,072
SM Energy Co.	259,500	3,248,940
Whiting Petroleum Corp. (a) (b)	133,699	2,497,497
WPX Energy, Inc. (a)	170,375	1,961,016

		26,994,176

Paper & Forest Products—2.1%
Louisiana-Pacific Corp.	154,100	4,040,502
Neenah, Inc. (b)	162,767	10,994,911

Security Description	Shares	Value

Paper & Forest Products—(Continued)
Schweitzer-Mauduit International, Inc.	137,613	$4,565,999

		19,601,412

Pharmaceuticals—1.1%
Catalent, Inc. (a)	80,300	4,353,063
Innoviva, Inc. (a)	162,888	2,371,649
Prestige Consumer Healthcare, Inc. (a) (b)	124,497	3,944,065

		10,668,777

Professional Services—0.4%
Korn/Ferry International	86,039	3,447,583

Road & Rail—0.7%
Saia, Inc. (a) (b)	36,900	2,386,323
Werner Enterprises, Inc. (b)	132,700	4,124,316

		6,510,639

Semiconductors & Semiconductor Equipment—3.2%
Brooks Automation, Inc. (b)	84,296	3,266,470
Cabot Microelectronics Corp. (b)	56,244	6,191,339
Cirrus Logic, Inc. (a)	58,400	2,552,080
DSP Group, Inc. (a)	104,358	1,498,581
MaxLinear, Inc. (a) (b)	96,800	2,268,992
ON Semiconductor Corp. (a)	246,300	4,977,723
Teradyne, Inc.	151,500	7,258,365
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	173,500	2,736,095

		30,749,645

Software—1.1%
ACI Worldwide, Inc. (a) (b)	63,902	2,194,395
Cision, Ltd. (a)	123,214	1,445,300
Synopsys, Inc. (a)	52,100	6,704,749

		10,344,444

Specialty Retail—0.8%
American Eagle Outfitters, Inc.	39,025	659,522
Asbury Automotive Group, Inc. (a)	31,400	2,648,276
Caleres, Inc. (b)	106,800	2,127,456
Urban Outfitters, Inc. (a) (b)	88,441	2,012,033

		7,447,287

Technology Hardware, Storage & Peripherals—0.7%
GlassBridge Enterprises, Inc. (a)	114,401	35,464
NCR Corp. (a)	201,414	6,263,976

		6,299,440

Textiles, Apparel & Luxury Goods—1.3%
Crocs, Inc. (a) (b)	44,002	869,039
Delta Apparel, Inc. (a)	87,627	2,031,194
Steven Madden, Ltd. (b)	211,703	7,187,317
Wolverine World Wide, Inc.	89,800	2,473,092

		12,560,642

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—0.8%
Aircastle, Ltd.	79,145	$1,682,623
H&E Equipment Services, Inc.	119,300	3,470,437
WESCO International, Inc. (a)	39,900	2,020,935

		7,173,995

Total Common Stocks (Cost $823,479,725)		909,053,180

Preferred Stock—0.2%

Industrial Conglomerates—0.2%
Steel Partners Holdings L.P., 6.000%, 02/07/26 (Cost $1,186,029)	61,919	1,300,918

Rights—0.0%

Chemicals—0.0%
A. Schulman, Inc. (a) (Cost $55,092)	127,232	55,092

Short-Term Investment—4.0%

Repurchase Agreement—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $37,715,937; collateralized by U.S. Treasury Note at 2.000% due 11/15/21, with a market value of $38,471,398.	37,712,166	37,712,166

Total Short-Term Investments (Cost $37,712,166)		37,712,166

Securities Lending Reinvestments (c)—15.0%

Bank Note—0.1%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (d)	1,000,000	1,004,504

Certificates of Deposit—9.3%
ABN AMRO Bank NV Zero Coupon, 07/05/19	3,964,930	3,998,120
Banco Del Estado De Chile New York 2.564%, 1M LIBOR + 0.160%, 11/22/19 (d)	2,000,000	2,000,170
Banco Santander S.A. 2.590%, 07/16/19	3,000,000	3,000,387
Bank of Montreal (Chicago)
2.512%, 1M LIBOR + 0.100%, 10/11/19 (d)	2,000,000	2,000,066
2.590%, SOFR + 0.170%, 02/07/20 (d)	2,000,000	2,000,112
Bank of Nova Scotia 2.564%, 1M LIBOR + 0.170%, 05/15/20 (d)	4,000,000	3,999,632
Barclays Bank plc 2.950%, 08/02/19	4,000,000	4,002,104

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Canadian Imperial Bank of Commerce 2.660%, 1M LIBOR + 0.270%, 07/19/19 (d)	2,000,000	$2,000,176
Chiba Bank, Ltd. 2.450%, 08/12/19	2,000,000	2,000,316
China Construction Bank Corp. 2.600%, 09/05/19	2,000,000	2,000,444
Commonwealth Bank of Australia 2.621%, 1M LIBOR + 0.210%, 09/13/19 (d)	2,500,000	2,500,800
Cooperative Rabobank UA
2.739%, 3M LIBOR + 0.150%, 01/08/20 (d)	1,500,000	1,500,588
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (d)	2,000,000	2,001,012
Credit Industriel et Commercial 2.590%, 1M LIBOR + 0.160%, 03/05/20 (d)	2,000,000	2,000,148
Credit Suisse AG
2.561%, 1M LIBOR + 0.130%, 11/04/19 (d)	2,000,000	1,999,868
2.580%, 1M LIBOR + 0.140%, 10/02/19 (d)	3,000,000	3,000,012
Industrial & Commercial Bank of China, Ltd.
2.630%, 08/28/19	2,000,000	2,000,656
2.660%, 07/15/19	2,000,000	2,000,234
2.670%, 08/01/19	1,000,000	1,000,216
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 07/17/19	1,986,941	1,997,500
Zero Coupon, 08/09/19	993,475	997,270
Mizuho Bank, Ltd. 2.524%, 1M LIBOR + 0.120%, 11/27/19 (d)	4,000,000	4,001,028
MUFG Bank Ltd. 2.574%, 1M LIBOR + 0.170%, 02/24/20 (d)	2,000,000	2,000,006
National Australia Bank, Ltd. 2.602%, 1M LIBOR + 0.190%, 04/08/20 (d)	1,000,000	1,000,230
Natixis New York 2.747%, 3M LIBOR + 0.150%, 10/15/19 (d)	1,000,000	1,000,397
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	4,000,000	4,001,156
Societe Generale 2.723%, 3M LIBOR + 0.200%, 08/21/19 (d)	3,001,180	3,001,791
Standard Chartered Bank 2.660%, 08/23/19	4,000,000	4,001,852
Sumitomo Mitsui Banking Corp. 2.542%, 1M LIBOR + 0.130%, 12/09/19 (d)	2,000,000	2,000,098
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/06/19	986,338	997,470
2.523%, 1M LIBOR + 0.140%, 11/20/19 (d)	1,500,000	1,500,150
2.600%, 07/05/19	1,000,000	1,000,041
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,985,780
Svenska Handelsbanken AB
2.592%, 1M LIBOR + 0.180%, 06/05/20 (d)	2,000,000	2,000,380
2.792%, 1M LIBOR + 0.380%, 12/10/19 (d)	1,000,000	1,001,233
Toronto-Dominion Bank 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,001,780
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (d)	3,000,000	3,000,405

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (d)	3,000,000	$2,999,983

		88,493,611

Commercial Paper—2.1%
Bank of China, Ltd.
2.640%, 09/09/19	993,400	994,724
2.670%, 07/16/19	1,986,650	1,997,406
China Construction Bank Corp.
2.650%, 07/26/19	993,522	997,983
2.660%, 07/19/19	993,202	998,485
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (d)	3,000,000	3,000,759
Royal Bank of Canada
2.757%, 3M LIBOR + 0.160%, 01/14/20 (d)	1,000,000	1,000,842
Sheffield Receivables Co. 2.600%, SOFR + 0.180%, 12/03/19 (d)	1,000,000	999,995
Societe Generale 2.812%, 3M LIBOR + 0.410%, 12/18/19 (d)	3,005,322	3,005,694
Starbird Funding Corp. 2.600%, 07/01/19	999,802	999,795
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (d)	1,000,000	1,000,975
Toyota Motor Credit Corp. 2.620%, 08/29/19	3,948,473	3,983,780
Westpac Banking Corp. 2.630%, 3M LIBOR + 0.070%, 08/07/19 (d)	1,000,000	1,000,377

		19,980,815

Repurchase Agreements—3.4%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $4,218,552; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $4,302,099.	4,217,744	4,217,744
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $2,014,674; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $5,038,775; collateralized by various Common Stock with an aggregate market value of $5,501,362.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $2,005,269; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 06/28/19 at 2.760%, due on 08/02/19 with a maturity value of $501,342; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $1,200,260; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $1,224,000.	1,200,000	$1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $100,023; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $102,001.	100,000	100,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $700,148; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $716,825.	700,000	700,000
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $3,001,493; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $3,282,936.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $2,300,473; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,478,407.	2,300,000	2,300,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $2,100,432; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,262,893.	2,100,000	2,100,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $3,801,847; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $4,094,759.	3,800,000	3,800,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $400,194; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $431,027.	400,000	400,000

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $1,000,486; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,077,568.	1,000,000	$1,000,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $4,001,944; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $4,310,272.	4,000,000	4,000,000

		32,317,744

Time Deposit—0.1%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $142,770,895)		142,796,674

Total Investments— 115.0% (Cost $1,005,203,907)		1,090,918,030
Other assets and liabilities (net)—(15.0)%		(141,882,380)

Net Assets—100.0%		$949,035,650

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $142,378,526 and the collateral received consisted of cash in the amount of $142,644,495 and non-cash collateral with a value of $1,627,869. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,151,947	$—	$—	$4,151,947
Auto Components	1,355,666	—	—	1,355,666
Banks	153,404,432	—	—	153,404,432
Beverages	4,345,385	—	—	4,345,385
Building Products	24,110,557	—	—	24,110,557
Capital Markets	30,907,549	—	—	30,907,549
Chemicals	39,926,219	—	—	39,926,219
Commercial Services & Supplies	28,089,724	—	—	28,089,724
Communications Equipment	9,779,376	—	—	9,779,376
Construction & Engineering	14,789,807	—	—	14,789,807
Construction Materials	14,884,654	—	—	14,884,654
Containers & Packaging	14,732,041	—	—	14,732,041
Distributors	2,796,248	—	—	2,796,248
Diversified Consumer Services	4,060,127	—	—	4,060,127
Electric Utilities	23,527,669	—	—	23,527,669
Electrical Equipment	15,182,286	—	—	15,182,286
Electronic Equipment, Instruments & Components	32,440,057	—	—	32,440,057
Energy Equipment & Services	19,276,325	—	—	19,276,325
Entertainment	4,021,540	—	—	4,021,540
Equity Real Estate Investment Trusts	50,312,214	—	—	50,312,214
Food & Staples Retailing	5,248,432	—	—	5,248,432
Food Products	30,070,424	—	—	30,070,424
Gas Utilities	6,452,640	—	—	6,452,640
Health Care Equipment & Supplies	16,190,496	—	—	16,190,496
Health Care Providers & Services	4,641,323	—	—	4,641,323
Hotels, Restaurants & Leisure	44,541,579	—	—	44,541,579
Household Durables	14,013,855	—	—	14,013,855
Household Products	12,794,904	—	—	12,794,904
Insurance	45,222,328	—	—	45,222,328
IT Services	5,755,412	—	—	5,755,412
Machinery	58,045,245	—	—	58,045,245
Marine	2,251,500	—	—	2,251,500
Media	11,366,401	—	—	11,366,401
Metals & Mining	2,509,896	—	—	2,509,896
Mortgage Real Estate Investment Trusts	9,756,380	—	—	9,756,380
Multi-Utilities	6,300,502	—	—	6,300,502
Oil, Gas & Consumable Fuels	25,694,754	1,299,422	—	26,994,176
Paper & Forest Products	19,601,412	—	—	19,601,412
Pharmaceuticals	10,668,777	—	—	10,668,777
Professional Services	3,447,583	—	—	3,447,583
Road & Rail	6,510,639	—	—	6,510,639
Semiconductors & Semiconductor Equipment	30,749,645	—	—	30,749,645
Software	10,344,444	—	—	10,344,444
Specialty Retail	7,447,287	—	—	7,447,287
Technology Hardware, Storage & Peripherals	6,299,440	—	—	6,299,440
Textiles, Apparel & Luxury Goods	12,560,642	—	—	12,560,642
Trading Companies & Distributors	7,173,995	—	—	7,173,995
Total Common Stocks	907,753,758	1,299,422	—	909,053,180
Total Preferred Stock*	1,300,918	—	—	1,300,918
Total Rights*	—	55,092	—	55,092
Total Short-Term Investment*	—	37,712,166	—	37,712,166
Total Securities Lending Reinvestments*	—	142,796,674	—	142,796,674
Total Investments	$909,054,676	$181,863,354	$—	$1,090,918,030

Collateral for Securities Loaned (Liability)	$—	$(142,644,495)	$—	$(142,644,495)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,090,918,030
Cash	59,403
Receivable for:
Investments sold	603,141
Fund shares sold	55,133
Dividends and interest	1,271,130

Total Assets	1,092,906,837
Liabilities
Collateral for securities loaned	142,644,495
Payables for:
Investments purchased	139,238
Fund shares redeemed	106,682
Accrued Expenses:
Management fees	558,455
Distribution and service fees	78,899
Deferred trustees’ fees	138,821
Other expenses	204,597

Total Liabilities	143,871,187

Net Assets	$949,035,650

Net Assets Consist of:
Paid in surplus	$844,551,956
Distributable earnings (Accumulated losses)	104,483,694

Net Assets	$949,035,650

Net Assets
Class A	$553,908,239
Class B	395,127,411
Capital Shares Outstanding*
Class A	38,633,029
Class B	27,842,159
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$14.34
Class B	14.19

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,005,203,907.
(b)	Includes securities loaned at value of $142,378,526.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$10,527,626
Interest	233,694
Securities lending income	254,625

Total investment income	11,015,945
Expenses
Management fees	3,464,413
Administration fees	22,725
Custodian and accounting fees	48,752
Distribution and service fees—Class B	489,611
Audit and tax services	22,147
Legal	22,463
Trustees’ fees and expenses	31,323
Shareholder reporting	35,420
Insurance	3,376
Miscellaneous	8,038

Total expenses	4,148,268
Less management fee waiver	(53,494)
Less broker commission recapture	(15,234)

Net expenses	4,079,540

Net Investment Income	6,936,405

Net Realized and Unrealized Gain
Net realized gain on investments	13,810,256

Net change in unrealized appreciation on investments	123,889,149

Net realized and unrealized gain	137,699,405

Net Increase in Net Assets From Operations	$144,635,810

(a)	Net of foreign withholding taxes of $6,111.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$6,936,405	$11,226,826
Net realized gain	13,810,256	78,900,382
Net change in unrealized appreciation (depreciation)	123,889,149	(236,955,141)

Increase (decrease) in net assets from operations	144,635,810	(146,827,933)

From Distributions to Shareholders
Class A	(52,810,319)	(38,377,763)
Class B	(37,200,543)	(28,767,956)

Total distributions	(90,010,862)	(67,145,719)

Increase in net assets from capital share transactions	57,920,619	8,457,978

Total increase (decrease) in net assets	112,545,567	(205,515,674)

Net Assets
Beginning of period	836,490,083	1,042,005,757

End of period	$949,035,650	$836,490,083

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	321,653	$5,034,044	3,317,126	$56,541,259
Reinvestments	3,791,121	52,810,319	2,307,743	38,377,763
Redemptions	(585,572)	(9,258,116)	(3,788,801)	(64,435,146)

Net increase	3,527,202	$48,586,247	1,836,068	$30,483,876

Class B
Sales	576,849	$8,587,971	1,468,714	$23,349,871
Reinvestments	2,697,647	37,200,543	1,745,628	28,767,956
Redemptions	(2,407,548)	(36,454,142)	(4,510,263)	(74,143,725)

Net increase (decrease)	866,948	$9,334,372	(1,295,921)	$(22,025,898)

Increase derived from capital shares transactions		$57,920,619		$8,457,978

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.54		$17.01	$15.94	$12.62	$20.51	$21.04

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.20	0.23	0.18	0.19	0.08
Net realized and unrealized gain (loss)	2.19		(2.53)	1.61	3.69	(0.62)	0.30

Total income (loss) from investment operations	2.31		(2.33)	1.84	3.87	(0.43)	0.38

Less Distributions
Distributions from net investment income	(0.18)		(0.22)	(0.19)	(0.18)	(0.08)	(0.06)
Distributions from net realized capital gains	(1.33)		(0.92)	(0.58)	(0.37)	(7.38)	(0.85)

Total distributions	(1.51)		(1.14)	(0.77)	(0.55)	(7.46)	(0.91)

Net Asset Value, End of Period	$14.34		$13.54	$17.01	$15.94	$12.62	$20.51

Total Return (%) (b)	17.43	(c)	(14.97)	11.98	31.56	(5.20)	1.96

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79	(d)	0.78	0.78	0.79	0.77	0.77
Net ratio of expenses to average net assets (%) (e)	0.78	(d)	0.77	0.78	0.78	0.77	0.76
Ratio of net investment income to average net assets (%)	1.61	(d)	1.23	1.41	1.34	1.21	0.38
Portfolio turnover rate (%)	13	(c)	29	22	27	35	135
Net assets, end of period (in millions)	$553.9		$475.3	$566.0	$565.6	$564.5	$646.7

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.39		$16.84	$15.79	$12.50	$20.36	$20.89

Income (Loss) from Investment Operations
Net investment income (a)	0.10		0.16	0.18	0.15	0.15	0.03
Net realized and unrealized gain (loss)	2.17		(2.52)	1.60	3.65	(0.61)	0.30

Total income (loss) from investment operations	2.27		(2.36)	1.78	3.80	(0.46)	0.33

Less Distributions
Distributions from net investment income	(0.14)		(0.17)	(0.15)	(0.14)	(0.02)	(0.01)
Distributions from net realized capital gains	(1.33)		(0.92)	(0.58)	(0.37)	(7.38)	(0.85)

Total distributions	(1.47)		(1.09)	(0.73)	(0.51)	(7.40)	(0.86)

Net Asset Value, End of Period	$14.19		$13.39	$16.84	$15.79	$12.50	$20.36

Total Return (%) (b)	17.29	(c)	(15.23)	11.70	31.25	(5.41)	1.72

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04	(d)	1.03	1.03	1.04	1.02	1.02
Net ratio of expenses to average net assets (%) (e)	1.03	(d)	1.02	1.03	1.03	1.02	1.01
Ratio of net investment income to average net assets (%)	1.35	(d)	0.97	1.16	1.11	0.95	0.16
Portfolio turnover rate (%)	13	(c)	29	22	27	35	135
Net assets, end of period (in millions)	$395.1		$361.2	$476.0	$490.4	$432.0	$531.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-16

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-17

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $37,712,166. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $32,317,744. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$113,272,180	$0	$131,047,024

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$3,464,413	0.750%	First $1 billion
	0.700%	Over $1 billion

Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing the Portfolio. Delaware Investments Fund Advisers and Wells Capital Management Incorporated are compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$500 million to $1 billion
0.050%	Over $1 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,007,517,391

Gross unrealized appreciation	162,120,942
Gross unrealized depreciation	(78,720,303)

Net unrealized appreciation (depreciation)	$83,400,639

BHFTI-20

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$16,286,548	$10,523,268	$50,859,171	$36,651,393	$67,145,719	$47,174,661

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$15,992,970	$74,478,244	$(40,488,510)	$—	$49,982,704

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-21

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the Brighthouse/Templeton International Bond Portfolio returned 3.37% and 3.23%, respectively. The Portfolio’s benchmark, the FTSE World Government Bond Index (WGBI) ex-U.S.1, returned 5.50%.

MARKET ENVIRONMENT / CONDITIONS

Global financial markets began the six-month period on a positive note, significantly recovering from the heightened volatility in December 2018. Some of the strongest rallies in January were seen across emerging markets, notably in Latin America. Most global currencies initially strengthened against a broadly weaker U.S. dollar before the trends reversed in February, March, April and May. However, weakness in the U.S. dollar returned in June, resulting in positive appreciations for a number of currencies against the U.S. dollar over the full six-month period. Additionally, risk assets around the world largely rallied during the period as a whole despite intermittent periods of volatility, with credit spreads broadly tightening across much of the global fixed income markets.

The Federal Open Market Committee (the “FOMC”) shifted its policy stance at its January 2019 meeting, keeping rates unchanged, but removing its prior statement that “some further gradual increases in the target range for the federal funds rate” would be warranted. By March, the U.S. Federal Reserve (the “Fed”) dropped its projected rate hikes for 2019 to zero, from the previous projections for two. In June, the FOMC shifted forward guidance further into dovish territory, notably removing its prior statement on being “patient…on future adjustments” and replacing it with a declaration that it “will act as appropriate to sustain the expansion.” The Fed Chair Jay Powell indicated that several FOMC members saw a strengthening case for rate cuts.

In Europe, the European Central Bank (the “ECB”) kept its policy rate unchanged at its January, March, April and June meetings but moved increasingly into dovish territory throughout the period. ECB President Mario Draghi indicated that the central bank was prepared to “use all the instruments in its toolbox” to support economic conditions and move inflation closer to its 2.0% target, specifically including the possibility for rate cuts and quantitative easing.

Trade tensions between the U.S. and China presented risks to economic continuity and market sentiment during the period. Negotiations appeared to deteriorate throughout May, but not to a point that we believed would trigger an imminent recession or require acute monetary accommodation. The impasse appeared to thaw at the end of June, as President Trump resumed trade talks with Chinese President Xi Jinping at the G20 summit in Osaka, Japan. Our baseline view was for trade agreements to be reached in the second half of 2019, though the tail risks for “no-deal” scenarios and ongoing tariff tensions remained elevated.

Sovereign bond yields around the world declined during the six-month period, with the yield on the 10-year U.S. Treasury (“UST”) note finishing 0.68% lower at 2.01%, its lowest level since November 2016, and the yield on the 10-year German Bund dropping 0.57% to finish at 0.33%, its lowest level on record. The UST yield curve inverted (shorter maturity bonds yielded more than longer term maturities) with the spread between three-month and 10-year USTs reaching a low of -0.25% in early June, its lowest level since 2007. In our view, markets were overvaluing longer-term USTs during the period and overstating the probabilities for a near-term contraction in the U.S. economy. The probability for slower growth in the second half of 2019 increased during the period, but the likelihood for a recession still remained quite low, in our assessment.

On the whole, duration and credit exposures around the world rallied during the period. Additionally, a number of global currencies appreciated against a weakened U.S. dollar, with some notable exceptions including the euro, the Australian dollar, the Argentine peso and the Ghanaian cedi. Overall, long duration exposures and select currency exposures across global fixed income markets were key drivers of investment returns during the period.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

During the period, the Portfolio held duration exposures in select local-currency markets, notably including Brazil, Colombia, India and Indonesia. The Portfolio also held short-term local-currency bonds in Mexico, Argentina, Thailand and South Korea. The Portfolio continued to hold a net-negative position in the euro, through currency forward contracts, as a macro hedge against a broadly strengthening U.S. dollar and as a directional view on the currency. We expected the euro to weaken based on rate differentials and growth divergence between Europe and the U.S. The ECB has shifted back toward ongoing stimulus with intentions to not raise rates above the 0% main refinancing rate through at least the first half of 2020. Our short euro position was also designed to hedge against Eurosceptic political risks and unresolved structural risks across Europe. We also continued to hold net-negative positioning in the Australian dollar, also through currency forward contracts, based on the Reserve Bank of Australia’s continued rate accommodation, and as a partial hedge against potential trade risks and tail risks associated with China’s economy. The short Australian dollar position is intended to hedge broad-based beta risk across emerging markets. In May, we closed our net-negative position in the Japanese yen, formerly achieved through currency forward contracts, and transitioned toward a positive absolute exposure to the yen, as our expectations shifted to a positive outlook for yen strength. We continued to hedge our exposures to the Indian rupee and South Korean won but maintained our positions in the local-currency bonds. In credit markets, we continued to see areas of value in some specific sovereign credits. However, we largely preferred the risk-adjusted returns in specific areas of the local-currency bond markets over the more fully valued credit markets. We remained positioned for rising yields by

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

maintaining low overall portfolio duration and holding negative duration exposure to USTs through interest-rate swaps.

The Portfolio’s relative underperformance during the period was primarily due to interest-rate strategies. Currency positions contributed to relative results while sovereign credit exposures had a largely neutral effect. Underweighted duration exposure in the U.S. detracted from relative performance, as did select underweighted duration exposures in Europe and Japan. However, overweight duration exposure in Brazil contributed to relative results, as did select overweight duration exposures in Asia ex-Japan. Among currencies, the Portfolio’s underweighted positions in the euro and the Japanese yen contributed to relative results. The Portfolio’s overweight position in the Mexican peso also contributed to relative performance, while its overweight position in the Argentine peso detracted.

At period end, we continued to view the longer-term range of the UST market as overvalued. Trade tensions have raised the risks for broader economic disruptions, but not to the extremes that markets are pricing, in our view. Our baseline is for trade agreements to be reached in the second half of 2019, though the tail risks for “no-deal” scenarios and ongoing tariff tensions remain elevated. We believe markets are overvaluing longer-term USTs and overstating the probabilities for a near-term contraction in the U.S. economy.

In Europe, the growth and inflation outlook remained subdued at the end of the reporting period. We continued to expect the euro to weaken against the U.S. dollar given the differences in projected growth and the rate differentials between the U.S. and the eurozone. Additionally, the euro remained vulnerable to unresolved structural and political risks across Europe, notably including the recent debt sustainability and banking concerns in Italy.

In emerging markets, we continued to see a subset of countries with domestically strong economies that have demonstrated their resiliencies to global shocks, including potential trade disruptions. We remain focused on specific countries that are less externally vulnerable and more domestically driven, and that have orthodox fiscal and monetary policies. Specific countries have greatly reduced their external vulnerabilities to external shocks, such as trade, commodity price and exchange rates shocks.

Overall, we continued to maintain low portfolio duration and negative duration exposure to USTs. We expect resilient U.S. growth, as well as wage and inflation pressures, to drive UST yields higher. We also continued to hold select local-currency positions in countries that we view as having healthy or improving fundamentals, along with attractive risk-adjusted yields. We continued to prefer specific countries that are less externally dependent and more domestically driven, and that have responsible, credible central banks that consistently respond with appropriate monetary policies. Select local-currency markets show attractive levels of undervaluation and compelling yields, in our view.

Michael Hasenstab

Calvin Ho

Christine Zhu

Portfolio Managers

Franklin Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

A $10,000 INVESTMENT COMPARED TO THE FTSE WORLD GOVERNMENT BOND INDEX EX-U.S.

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
Brighthouse/Templeton International Bond Portfolio
Class A	3.37	5.86	0.13	4.11
Class B	3.23	5.54	-0.13	3.85
FTSE World Government Bond Index (“WGBI”) ex-U.S.	5.50	4.55	0.19	1.88

1 The FTSE World Government Bond Index ex-U.S. is an index of bonds issued by governments primarily in Europe and Asia.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Countries

% of Net Assets
United States	38.1
Mexico	15.0
Brazil	11.0
India	9.0
Indonesia	6.9
Thailand	5.0
South Korea	4.7
Argentina	4.4
Colombia	1.8
Ghana	1.3

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Templeton International Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.71%	$1,000.00	$1,033.70	$3.58
	Hypothetical*	0.71%	$1,000.00	$1,021.27	$3.56

Class B (a)	Actual	0.96%	$1,000.00	$1,032.30	$4.84
	Hypothetical*	0.96%	$1,000.00	$1,020.03	$4.81

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Foreign Government—59.1% of Net Assets

Security Description	Principal Amount*	Value

Argentina—4.4%
Argentina Bonar Bond 52.006%, BADLAR + 2.000%, 04/03/22 (ARS) (a)	20,147,000	$472,381
Argentina POM Politica Monetaria 63.705%, ARLLMON + 0.000%, 06/21/20 (ARS) (a)	2,100,000	49,164
Argentina Treasury Bills
Zero Coupon, 07/31/19 (ARS)	47,544,700	1,242,294
Zero Coupon, 09/30/19 (ARS)	336,019,000	10,533,317
0.712%, 10/31/19 (ARS) (b)	134,459,000	3,996,170
1.610%, 04/30/20 (ARS) (b)	35,721,000	954,848
6.636%, 02/28/20 (ARS) (b)	724,000	16,830
7.878%, 07/31/20 (ARS) (b)	22,731,000	522,355
9.624%, 07/19/19 (ARS) (b)	103,044,500	2,627,096
Argentine Bonos del Tesoro
15.500%, 10/17/26 (ARS)	693,671,000	12,083,922
16.000%, 10/17/23 (ARS)	370,242,000	6,449,708
18.200%, 10/03/21 (ARS)	329,017,000	5,692,831
Bonos de la Nacion Argentina con Ajuste por CER 4.000%, 03/06/20 (ARS) (c)	788,000	27,222
Bonos De La Nacion Argentina En Moneda Dua 4.500%, 02/13/20	4,257,000	3,873,870

		48,542,008

Brazil—11.0%
Brazil Letras do Tesouro Nacional
8.505%, 07/01/21 (BRL) (b)	14,410,000	3,335,606
10.388%, 07/01/20 (BRL) (b)	83,081,000	20,437,802
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 (BRL)	36,775,000	10,105,614
10.000%, 01/01/23 (BRL)	51,875,000	14,856,383
10.000%, 01/01/27 (BRL)	243,810,000	72,859,377

		121,594,782

Colombia—1.8%
Colombian TES
7.000%, 05/04/22 (COP)	653,000,000	214,319
7.000%, 06/30/32 (COP)	7,946,000,000	2,619,349
7.750%, 09/18/30 (COP)	35,498,100,000	12,445,180
10.000%, 07/24/24 (COP)	10,589,000,000	3,988,618

		19,267,466

Ghana—1.3%
Ghana Government Bonds
16.250%, 05/17/21 (GHS)	9,750,000	1,732,835
16.500%, 03/22/21 (GHS)	2,320,000	415,629
16.500%, 02/06/23 (GHS)	13,400,000	2,299,117
17.600%, 11/28/22 (GHS)	10,940,000	1,938,844
18.250%, 09/21/20 (GHS)	2,170,000	399,654
18.250%, 07/25/22 (GHS)	5,170,000	935,385
18.500%, 06/01/20 (GHS)	670,000	124,033
19.750%, 03/15/32 (GHS)	18,788,000	3,320,490
21.000%, 03/23/20 (GHS)	2,310,000	435,544
21.500%, 03/09/20 (GHS)	1,000,000	188,804
24.750%, 03/01/21 (GHS)	810,000	162,058
24.750%, 07/19/21 (GHS)	1,490,000	299,438
Ghana Treasury Notes
17.180%, 01/06/20 (GHS)	1,860,000	343,566
17.240%, 11/11/19 (GHS)	7,030,000	1,298,261

Ghana—(Continued)
Republic of Ghana Government Bond 19.500%, 10/18/21 (GHS)	4,530,000	845,619

		14,739,277

India—9.0%
India Government Bonds
6.790%, 05/15/27 (INR)	3,400,000,000	48,581,725
6.840%, 12/19/22 (INR)	365,000,000	5,328,463
7.680%, 12/15/23 (INR)	1,164,000,000	17,478,338
8.080%, 08/02/22 (INR)	1,344,000,000	20,289,362
8.200%, 02/15/22 (INR)	547,000,000	8,245,315

		99,923,203

Indonesia—6.9%
Indonesia Treasury Bonds
5.625%, 05/15/23 (IDR)	96,951,000,000	6,553,849
7.000%, 05/15/22 (IDR)	450,607,000,000	31,784,100
10.000%, 09/15/24 (IDR)	122,770,000,000	9,785,386
11.500%, 09/15/19 (IDR)	7,238,000,000	519,325
12.900%, 06/15/22 (IDR)	341,823,000,000	27,705,986

		76,348,646

Mexico—15.0%
Mexican Bonos
5.000%, 12/11/19 (MXN)	753,040,000	38,663,540
6.500%, 06/10/21 (MXN)	687,730,000	35,149,788
6.500%, 06/09/22 (MXN)	208,000,000	10,556,945
7.250%, 12/09/21 (MXN)	265,450,000	13,761,011
8.000%, 06/11/20 (MXN)	431,860,000	22,531,533
8.000%, 12/07/23 (MXN)	176,430,000	9,387,937
10.000%, 12/05/24 (MXN)	134,690,000	7,824,037
Mexican Udibonos 2.500%, 12/10/20 (MXN) (c)	15,390,367	791,772
Mexico Cetes
7.487%, 02/27/20 (MXN) (b)	3,054,033,000	15,081,971
7.540%, 04/02/20 (MXN) (b)	1,212,137,000	5,942,416
7.691%, 01/02/20 (MXN) (b)	1,310,624,000	6,549,723

		166,240,673

South Korea—4.7%
Korea Treasury Bonds
1.375%, 09/10/21 (KRW)	26,881,400,000	23,208,298
1.875%, 03/10/22 (KRW)	18,459,000,000	16,134,421
4.250%, 06/10/21 (KRW)	14,150,400,000	12,893,130

		52,235,849

Thailand—5.0%
Bank of Thailand Bonds
1.770%, 03/27/20 (THB)	210,792,000	6,870,421
1.950%, 11/26/20 (THB)	1,474,745,000	48,156,150

		55,026,571

Total Foreign Government (Cost $712,713,897)		653,918,475

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—0.7%

Security Description	Principal Amount*	Value

United States—0.7%
U.S. Treasury Note 1.250%, 08/31/19 (Cost $7,643,315)	7,659,000	$7,645,852

Short-Term Investments—37.4%

Discount Note—2.3%
Federal Home Loan Bank Zero Coupon, 07/01/19 (b)	26,000,000	26,000,000

Repurchase Agreement—18.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $200,837,803; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $204,834,855.	200,817,722	200,817,722

U.S. Treasury—17.0%
U.S. Treasury Bills
2.305%, 08/29/19 (b)	114,240,000	113,847,292
2.365%, 07/18/19 (b)	9,000,000	8,991,394
2.370%, 08/01/19 (b)	18,159,000	18,127,452
2.382%, 10/10/19 (b)	33,000,000	32,806,848
2.405%, 09/26/19 (b)	14,162,000	14,091,069

		187,864,055

Total Short-Term Investments (Cost $414,597,163)		414,681,777

Total Investments—97.2% (Cost $1,134,954,375)		1,076,246,104
Other assets and liabilities (net)—2.8%		30,763,430

Net Assets—100.0%		$1,107,009,534

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	67,673,677	JPMC	10/02/19	USD	16,757,132	$710,875
INR	307,415,000	HSBC	07/05/19	USD	4,460,461	(8,743)
JPY	296,207,000	DBAG	07/11/19	USD	2,692,140	57,224
JPY	257,914,666	CBNA	07/16/19	USD	2,348,445	46,402
JPY	1,184,390,000	DBAG	07/17/19	USD	10,769,492	228,902
JPY	2,823,644,825	GSBU	07/17/19	USD	25,662,733	557,989
JPY	183,890,000	HSBC	07/17/19	USD	1,669,569	38,057
JPY	119,300,000	MSC	07/17/19	USD	1,086,590	21,245
JPY	238,721,956	CBNA	07/18/19	USD	2,171,465	45,505
JPY	547,700,000	HSBC	07/18/19	USD	4,973,046	113,351
JPY	159,950,000	JPMC	07/18/19	USD	1,453,859	31,570
JPY	788,534,000	JPMC	07/19/19	USD	7,167,895	155,642
JPY	465,903,000	CBNA	07/31/19	USD	4,242,177	88,858
JPY	554,977,094	DBAG	07/31/19	USD	5,091,776	67,292
JPY	359,980,000	GSBU	07/31/19	USD	3,275,225	71,149
JPY	521,836,380	HSBC	09/06/19	USD	4,854,897	8,455
JPY	448,331,140	JPMC	09/06/19	USD	4,175,458	2,849
JPY	329,463,060	HSBC	10/21/19	USD	3,070,170	10,441
JPY	1,163,312,000	HSBC	10/21/19	USD	10,845,518	31,915
JPY	940,493,000	JPMC	10/21/19	USD	8,760,587	33,399
JPY	433,529,140	JPMC	12/05/19	USD	4,062,871	4,380
JPY	521,836,380	HSBC	12/06/19	USD	4,886,356	9,734
JPY	809,711,060	HSBC	12/06/19	USD	7,597,784	(733)
JPY	450,995,670	JPMC	12/06/19	USD	4,227,618	3,814
JPY	1,550,994,000	HSBC	12/19/19	USD	14,474,614	91,564
JPY	761,873,200	JPMC	12/20/19	USD	7,114,034	41,641

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	521,836,380	HSBC	03/06/20	USD	4,918,734	$7,068
JPY	495,613,730	JPMC	03/06/20	USD	4,676,619	1,658
JPY	1,085,186,350	HSBC	03/23/20	USD	10,204,558	49,794
JPY	1,163,312,000	HSBC	03/23/20	USD	10,957,069	35,523
JPY	760,234,000	JPMC	03/23/20	USD	7,150,747	33,003
JPY	761,873,190	JPMC	03/23/20	USD	7,163,027	36,212
JPY	395,051,150	JPMC	03/24/20	USD	3,750,352	(17,125)
JPY	521,836,390	HSBC	06/08/20	USD	4,947,273	6,717
JPY	495,613,730	JPMC	06/08/20	USD	4,704,140	909
JPY	761,873,200	JPMC	06/22/20	USD	7,204,345	34,495
JPY	1,925,329,850	BNP	06/24/20	USD	18,389,167	(93,691)

Contracts to Deliver
AUD	19,996,500	JPMC	07/15/19	USD	14,306,296	261,356
AUD	286,550	CBNA	10/08/19	USD	204,585	2,845
AUD	9,949,500	JPMC	10/11/19	USD	7,140,657	135,426
AUD	8,867,774	CBNA	10/15/19	USD	6,355,179	111,022
AUD	19,996,500	JPMC	10/15/19	USD	14,332,791	252,450
AUD	14,922,000	JPMC	10/23/19	USD	10,774,654	265,632
AUD	8,836,613	CBNA	11/13/19	USD	6,183,862	(42,306)
AUD	9,949,500	JPMC	11/13/19	USD	6,972,361	(37,933)
AUD	5,791,200	JPMC	11/14/19	USD	4,067,449	(13,047)
AUD	8,836,613	CBNA	11/15/19	USD	6,190,047	(36,393)
AUD	20,094,000	JPMC	11/15/19	USD	14,076,852	(81,750)
AUD	519,000	JPMC	11/20/19	USD	359,825	(5,912)
AUD	5,331,000	CBNA	11/21/19	USD	3,686,653	(70,161)
AUD	441,000	JPMC	11/21/19	USD	304,559	(6,219)
AUD	14,922,000	JPMC	11/22/19	USD	10,363,478	(152,450)
AUD	286,550	CBNA	12/03/19	USD	199,470	(2,518)
EUR	1,986,636	DBAG	07/23/19	USD	2,262,818	(131)
EUR	2,317,504	BBP	07/31/19	USD	2,603,067	(38,501)
EUR	3,672,600	JPMC	08/02/19	USD	4,128,605	(58,233)
EUR	3,078,169	JPMC	08/13/19	USD	3,486,919	(25,150)
EUR	4,413,187	JPMC	08/21/19	USD	4,962,872	(75,423)
EUR	19,463,000	SCB	08/21/19	USD	21,910,083	(309,763)
EUR	1,367,827	GSBU	09/23/19	USD	1,577,337	11,882
EUR	2,240,854	JPMC	09/25/19	USD	2,544,423	(20,584)
EUR	1,158,752	BBP	09/30/19	USD	1,329,546	2,674
EUR	2,529,597	SCB	09/30/19	USD	2,889,129	(7,481)
EUR	4,694,250	GSBU	10/04/19	USD	5,340,367	(36,584)
EUR	3,657,619	BOA	10/08/19	USD	4,164,674	(26,151)
EUR	11,300,422	DBAG	10/08/19	USD	12,868,355	(79,440)
EUR	6,270,000	GSBU	10/08/19	USD	7,139,022	(45,017)
EUR	9,359,372	UBSA	10/09/19	USD	10,660,371	(64,219)
EUR	5,723,000	HSBC	10/11/19	USD	6,552,778	(6,008)
EUR	6,822,720	JPMC	10/11/19	USD	7,814,130	(4,979)
EUR	2,518,372	BOA	10/15/19	USD	2,881,773	(5,255)
EUR	11,794,825	DBAG	10/15/19	USD	13,464,972	(56,458)
EUR	11,794,825	DBAG	10/15/19	USD	13,501,536	(19,894)
EUR	3,280,343	GSBU	10/15/19	USD	3,750,383	(10,158)
EUR	4,918,354	BOA	10/16/19	USD	5,653,156	14,394
EUR	900,000	GSBU	10/16/19	USD	1,034,397	2,571
EUR	3,821,000	HSBC	10/16/19	USD	4,387,005	6,330
EUR	446,000	SCB	10/17/19	USD	512,271	905
EUR	1,368,160	GSBU	10/23/19	USD	1,569,759	368
EUR	12,323,000	JPMC	10/23/19	USD	14,143,723	8,244

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	6,686,730	UBSA	10/23/19	USD	7,681,582	$11,361
EUR	3,566,100	DBAG	10/24/19	USD	4,071,060	(19,855)
EUR	4,520,000	UBSA	10/24/19	USD	5,190,745	5,547
EUR	699,631	DBAG	10/25/19	USD	796,432	(6,223)
EUR	3,696,678	HSBC	10/25/19	USD	4,206,376	(34,655)
EUR	10,021,278	BOA	10/29/19	USD	11,339,577	(160,864)
EUR	4,190,725	CBNA	10/29/19	USD	4,744,320	(64,966)
EUR	2,480,403	SCB	10/29/19	USD	2,806,826	(39,690)
EUR	49,348,225	DBAG	10/30/19	USD	55,862,191	(774,234)
EUR	10,021,278	BOA	10/31/19	USD	11,331,360	(170,824)
EUR	6,729,500	GSBU	10/31/19	USD	7,606,791	(117,168)
EUR	1,620,000	HSBC	10/31/19	USD	1,834,601	(24,796)
EUR	649,410	CBNA	11/04/19	USD	735,327	(10,276)
EUR	4,077,750	JPMC	11/08/19	USD	4,630,652	(52,530)
EUR	419,000	HSBC	11/14/19	USD	477,865	(3,564)
EUR	6,676,830	CBNA	11/15/19	USD	7,630,949	(41,275)
EUR	619,819	JPMC	11/15/19	USD	708,503	(3,720)
EUR	10,046,879	BOA	11/20/19	USD	11,401,801	(147,265)
EUR	815,500	GSBU	11/20/19	USD	925,062	(12,369)
EUR	6,622,251	JPMC	11/20/19	USD	7,519,731	(92,664)
EUR	2,341,000	BOA	11/21/19	USD	2,655,467	(35,759)
EUR	1,367,827	GSBU	11/21/19	USD	1,551,320	(21,140)
EUR	4,413,187	JPMC	11/21/19	USD	4,999,656	(73,766)
EUR	6,968,626	UBSA	11/21/19	USD	7,897,823	(113,345)
EUR	1,158,752	BBP	11/29/19	USD	1,310,201	(22,715)
EUR	49,367,619	DBAG	11/29/19	USD	55,823,669	(964,061)
EUR	9,262,000	MSC	11/29/19	USD	10,475,507	(178,601)
EUR	4,949,546	BOA	12/04/19	USD	5,606,722	(88,919)
EUR	4,694,250	GSBU	12/04/19	USD	5,321,965	(79,896)
EUR	609,133	JPMC	12/05/19	USD	691,746	(9,260)
EUR	9,216,000	SCB	12/05/19	USD	10,465,505	(140,520)
EUR	8,039,372	UBSA	12/05/19	USD	9,119,622	(132,307)
EUR	3,659,942	BOA	12/09/19	USD	4,188,181	(25,060)
EUR	11,300,422	DBAG	12/09/19	USD	12,919,998	(88,790)
EUR	708,000	DBAG	12/11/19	USD	812,749	(2,409)
EUR	5,023,440	BOA	12/18/19	USD	5,726,721	(60,105)
EUR	309,733	DBAG	12/18/19	USD	352,972	(3,830)
EUR	3,280,343	GSBU	12/18/19	USD	3,735,654	(43,185)
EUR	609,133	JPMC	06/15/20	USD	707,885	(2,322)
INR	360,174,600	BNP	07/05/19	USD	5,143,184	(72,553)
INR	307,415,000	HSBC	07/05/19	USD	4,410,545	(41,173)
INR	245,057,849	HSBC	07/11/19	USD	3,475,998	(69,966)
INR	142,004,814	HSBC	07/11/19	USD	2,016,899	(37,897)
INR	245,275,000	CBNA	07/15/19	USD	3,472,920	(74,496)
INR	12,772,000	CBNA	07/15/19	USD	180,868	(3,854)
INR	162,264,000	HSBC	07/22/19	USD	2,283,961	(60,912)
INR	155,333,000	HSBC	07/22/19	USD	2,131,909	(112,805)
INR	462,901,000	JPMC	07/22/19	USD	6,528,007	(161,364)
INR	244,006,000	HSBC	08/14/19	USD	3,493,036	(23,249)
INR	172,049,000	JPMC	08/20/19	USD	2,415,113	(62,384)
INR	383,726,000	SCB	08/28/19	USD	5,382,116	(138,055)
INR	806,150,600	JPMC	09/03/19	USD	11,416,866	(171,585)
INR	460,824,000	SCB	09/03/19	USD	6,526,466	(97,899)
INR	363,181,400	BNP	09/06/19	USD	5,133,088	(85,691)
INR	306,067,000	HSBC	09/06/19	USD	4,338,607	(59,461)
INR	958,692,000	SCB	09/06/19	USD	13,572,478	(203,564)
INR	243,764,958	HSBC	09/11/19	USD	3,448,122	(52,488)

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	101,331,000	BNP	09/12/19	USD	1,447,193	$(7,798)
INR	196,891,000	CBNA	09/16/19	USD	2,805,315	(20,382)
INR	122,315,735	HSBC	09/16/19	USD	1,741,893	(13,531)
INR	172,638,000	JPMC	09/18/19	USD	2,451,200	(25,806)
INR	148,318,000	JPMC	09/18/19	USD	2,105,892	(22,170)
INR	307,415,000	HSBC	10/03/19	USD	4,405,173	2,681
JPY	296,207,000	DBAG	07/11/19	USD	2,685,017	(64,347)
JPY	213,464,666	CBNA	07/16/19	USD	1,930,902	(51,208)
JPY	44,450,000	CBNA	07/16/19	USD	399,870	(12,867)
JPY	1,184,390,000	DBAG	07/17/19	USD	10,647,159	(351,235)
JPY	2,823,644,825	GSBU	07/17/19	USD	25,381,077	(839,645)
JPY	183,890,000	HSBC	07/17/19	USD	1,653,694	(53,931)
JPY	119,300,000	MSC	07/17/19	USD	1,072,861	(34,974)
JPY	238,721,956	CBNA	07/18/19	USD	2,146,782	(70,188)
JPY	547,700,000	HSBC	07/18/19	USD	4,925,373	(161,024)
JPY	159,950,000	JPMC	07/18/19	USD	1,438,557	(46,872)
JPY	788,534,000	JPMC	07/19/19	USD	7,092,198	(231,339)
JPY	465,903,000	CBNA	07/31/19	USD	4,197,192	(133,843)
JPY	554,977,094	DBAG	07/31/19	USD	5,000,289	(158,778)
JPY	359,980,000	GSBU	07/31/19	USD	3,243,443	(102,931)
KRW	7,648,000,000	HSBC	07/29/19	USD	6,422,573	(206,342)
KRW	7,690,000,000	DBAG	08/16/19	USD	6,497,676	(171,195)
KRW	7,689,000,000	DBAG	09/10/19	USD	6,526,057	(147,134)
KRW	11,175,000,000	HSBC	09/20/19	USD	9,902,964	200,977
KRW	6,091,000,000	CBNA	11/15/19	USD	5,213,112	(85,123)
KRW	17,622,000,000	GSBU	12/09/19	USD	14,879,676	(461,290)

Cross Currency Contracts to Buy
AUD	5,754,791	JPMC	07/10/19	IDR	58,860,000,000	(121,509)
BRL	29,034,000	CBNA	10/02/19	EUR	6,345,120	227,476
IDR	58,860,000,000	JPMC	07/10/19	AUD	5,690,255	166,829
JPY	345,589,260	JPMC	09/12/19	AUD	4,600,000	(14,292)
JPY	779,231,835	JPMC	09/12/19	AUD	10,350,000	(16,717)
JPY	1,269,771,900	HSBC	12/12/19	AUD	16,910,000	(3,287)
JPY	443,177,120	HSBC	12/12/19	AUD	5,920,000	(13,876)
JPY	775,774,935	JPMC	12/12/19	AUD	10,350,000	(15,215)
JPY	1,007,445,060	JPMC	03/12/20	AUD	13,500,000	(22,237)
JPY	431,232,900	HSBC	03/13/20	AUD	5,800,000	(24,444)
JPY	438,929,520	HSBC	06/12/20	AUD	5,920,000	(20,298)
JPY	428,864,721	JPMC	06/12/20	AUD	5,790,000	(23,898)
JPY	768,286,710	JPMC	06/12/20	AUD	10,350,000	(26,926)

Net Unrealized Depreciation						$(6,258,784)

Securities in the amount of $896,864 have been received at the custodian bank as collateral for forward foreign currency contracts.

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Depreciation
Receive	3M LIBOR	Semi-Annually	1.817%	Quarterly	02/03/25	USD	8,640,000	$(13,578)	$—	$(13,578)
Receive	3M LIBOR	Semi-Annually	1.914%	Quarterly	01/22/25	USD	35,110,000	(242,385)	—	(242,385)
Receive	3M LIBOR	Semi-Annually	1.937%	Quarterly	01/29/25	USD	6,480,000	(52,589)	—	(52,589)

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Depreciation
Receive	3M LIBOR	Semi-Annually	1.942%	Quarterly	01/30/25	USD	5,480,000	$(45,565)	$—	$(45,565)
Receive	3M LIBOR	Semi-Annually	1.970%	Quarterly	01/23/25	USD	17,556,000	(172,712)	—	(172,712)
Receive	3M LIBOR	Semi-Annually	1.973%	Quarterly	01/27/25	USD	25,900,000	(259,080)	—	(259,080)
Receive	3M LIBOR	Semi-Annually	2.378%	Quarterly	11/18/46	USD	24,800,000	(871,093)	—	(871,093)
Receive	3M LIBOR	Semi-Annually	2.537%	Quarterly	04/13/47	USD	32,700,000	(2,274,632)	—	(2,274,632)
Receive	3M LIBOR	Semi-Annually	2.587%	Quarterly	07/27/47	USD	36,300,000	(2,934,586)	—	(2,934,586)
Receive	3M LIBOR	Semi-Annually	2.731%	Quarterly	07/07/24	USD	14,050,000	(654,800)	—	(654,800)
Receive	3M LIBOR	Semi-Annually	2.794%	Quarterly	03/13/47	USD	24,900,000	(3,096,078)	—	(3,096,078)
Receive	3M LIBOR	Semi-Annually	2.980%	Quarterly	02/20/48	USD	13,258,000	(2,226,850)	—	(2,226,850)
Receive	3M LIBOR	Semi-Annually	3.002%	Quarterly	02/22/48	USD	13,258,000	(2,291,962)	—	(2,291,962)
Receive	3M LIBOR	Semi-Annually	3.018%	Quarterly	08/22/23	USD	26,870,000	(1,370,015)	216,853	(1,586,868)
Receive	3M LIBOR	Semi-Annually	3.019%	Quarterly	02/23/48	USD	13,258,000	(2,341,286)	—	(2,341,286)
Receive	3M LIBOR	Semi-Annually	3.848%	Quarterly	08/20/43	USD	15,360,000	(4,905,708)	—	(4,905,708)

Totals								$(23,752,919)	$216,853	$(23,969,772)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghanaian Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(THB)—	Thai Baht
(USD)—	United States Dollar

Index Abbreviation

(ARLLMON)—	Argentina Blended Policy Rate
(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(LIBOR)—	London Interbank Offered Rate

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$653,918,475	$—	$653,918,475
Total U.S. Treasury & Government Agencies*	—	7,645,852	—	7,645,852
Total Short-Term Investments*	—	414,681,777	—	414,681,777
Total Investments	$—	$1,076,246,104	$—	$1,076,246,104

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,368,602	$—	$4,368,602
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(10,627,386)	—	(10,627,386)
Total Forward Contracts	$—	$(6,258,784)	$—	$(6,258,784)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(23,969,772)	$—	$(23,969,772)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a)	$875,428,382
Repurchase Agreement at value which equals cost	200,817,722
Cash denominated in foreign currencies (b)	2,743,061
Cash collateral (c)	26,710,431
Unrealized appreciation on forward foreign currency exchange contracts	4,368,602
Receivable for:
Investments sold	155,230
Fund shares sold	67,827
Interest	8,978,682
Variation margin on centrally cleared swap contracts	917,166

Total Assets	1,120,187,103
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	10,627,386
Payables for:
Fund shares redeemed	8,123
Foreign taxes	829,625
Accrued Expenses:
Management fees	539,934
Distribution and service fees	9,243
Deferred trustees’ fees	138,821
Other expenses	1,024,437

Total Liabilities	13,177,569

Net Assets	$1,107,009,534

Net Assets Consist of:
Paid in surplus	$1,146,472,058
Distributable earnings (Accumulated losses) (d)	(39,462,524)

Net Assets	$1,107,009,534

Net Assets
Class A	$1,061,684,176
Class B	45,325,358
Capital Shares Outstanding*
Class A	109,888,490
Class B	4,759,024
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.66
Class B	9.52

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $934,136,653.
(b)	Identified cost of cash denominated in foreign currencies was $2,736,593.
(c)	Includes collateral of $5,022,000 for forward foreign currency exchange contracts and $21,688,431 for centrally cleared swap contracts.
(d)	Includes foreign capital gains tax of $829,625.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Interest (a)	$31,605,307
Securities lending income	29,047

Total investment income	31,634,354
Expenses
Management fees	3,455,524
Administration fees	29,687
Custodian and accounting fees	458,466
Distribution and service fees—Class B	56,313
Audit and tax services	52,019
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	20,659
Insurance	4,062
Miscellaneous	8,351

Total expenses	4,138,868
Less management fee waiver	(16,006)

Net expenses	4,122,862

Net Investment Income	27,511,492

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments (b)	2,796,960
Swap contracts	225,489
Foreign currency transactions	76,073
Forward foreign currency transactions	29,787,429

Net realized gain	32,885,951

Net change in unrealized appreciation (depreciation) on:
Investments (c)	18,594,026
Swap contracts	(28,979,745)
Foreign currency transactions	(40,155)
Forward foreign currency transactions	(10,754,726)

Net change in unrealized depreciation	(21,180,600)

Net realized and unrealized gain	11,705,351

Net Increase in Net Assets From Operations	$39,216,843

(a)	Net of foreign withholding taxes of $890,472.
(b)	Net of foreign capital gains tax of $451,715.
(c)	Includes change in foreign capital gains tax of $198,304.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$27,511,492	$50,598,165
Net realized gain	32,885,951	12,416,751
Net change in unrealized depreciation	(21,180,600)	(45,371,821)

Increase in net assets from operations	39,216,843	17,643,095

From Distributions to Shareholders
Class A	(89,637,795)	0
Class B	(3,762,534)	0

Total distributions	(93,400,329)	0

Decrease in net assets from capital share transactions	(29,080,516)	(125,198,811)

Total decrease in net assets	(83,264,002)	(107,555,716)

Net Assets
Beginning of period	1,190,273,536	1,297,829,252

End of period	$1,107,009,534	$1,190,273,536

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	137,581	$1,425,366	2,177,169	$22,167,885
Reinvestments	9,308,182	89,637,795	0	0
Redemptions	(11,610,441)	(122,282,480)	(13,665,612)	(139,853,316)

Net decrease	(2,164,678)	$(31,219,319)	(11,488,443)	$(117,685,431)

Class B
Sales	151,989	$1,558,067	243,420	$2,438,896
Reinvestments	396,474	3,762,534	0	0
Redemptions	(310,187)	(3,181,798)	(991,096)	(9,952,276)

Net increase (decrease)	238,276	$2,138,803	(747,676)	$(7,513,380)

Decrease derived from capital shares transactions		$(29,080,516)		$(125,198,811)

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$10.22		$10.08	$10.04		$9.96	$11.32	$11.72

Income (Loss) from Investment Operations
Net investment income (a)	0.25		0.40	0.35		0.25	0.28	0.30
Net realized and unrealized gain (loss)	0.08		(0.26)	(0.31)		(0.14)	(0.69)	(0.14)

Total income (loss) from investment operations	0.33		0.14	0.04		0.11	(0.41)	0.16

Less Distributions
Distributions from net investment income	(0.87)		0.00	0.00		0.00	(0.93)	(0.56)
Distributions from net realized capital gains	(0.02)		0.00	(0.00	)(b)	(0.03)	(0.02)	0.00

Total distributions	(0.89)		0.00	0.00		(0.03)	(0.95)	(0.56)

Net Asset Value, End of Period	$9.66		$10.22	$10.08		$10.04	$9.96	$11.32

Total Return (%) (c)	3.27	(d)(g)	1.29	0.44		1.07	(3.95)	1.41

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.71	(e)	0.70	0.70		0.69	0.73	0.73
Net ratio of expenses to average net assets (%) (f)	0.71	(e)	0.70	0.69		0.69	0.73	0.73
Ratio of net investment income to average net assets (%)	4.79	(e)	3.95	3.39		2.57	2.58	2.56
Portfolio turnover rate (%)	15	(d)	34	68		15	47	28
Net assets, end of period (in millions)	$1,061.7		$1,144.8	$1,245.4		$1,229.2	$1,284.5	$1,380.5

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$10.07		$9.96	$9.94		$9.89	$11.24	$11.64

Income (Loss) from Investment Operations
Net investment income (a)	0.23		0.37	0.32		0.22	0.25	0.26
Net realized and unrealized gain (loss)	0.08		(0.26)	(0.30)		(0.14)	(0.68)	(0.13)

Total income (loss) from investment operations	0.31		0.11	0.02		0.08	(0.43)	0.13

Less Distributions
Distributions from net investment income	(0.84)		0.00	0.00		0.00	(0.90)	(0.53)
Distributions from net realized capital gains	(0.02)		0.00	(0.00	)(b)	(0.03)	(0.02)	0.00

Total distributions	(0.86)		0.00	0.00		(0.03)	(0.92)	(0.53)

Net Asset Value, End of Period	$9.52		$10.07	$9.96		$9.94	$9.89	$11.24

Total Return (%) (c)	3.13	(d)(g)	1.10 (g)	0.24	(g)	0.77 (g)	(4.16)	1.14

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	(e)	0.95	0.95		0.94	0.98	0.98
Net ratio of expenses to average net assets (%) (f)	0.96	(e)	0.95	0.94		0.94	0.98	0.98
Ratio of net investment income to average net assets (%)	4.56	(e)	3.69	3.13		2.32	2.33	2.31
Portfolio turnover rate (%)	15	(d)	34	68		15	47	28
Net assets, end of period (in millions)	$45.3		$45.5	$52.5		$55.1	$58.0	$64.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from net realized capital gains were less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Templeton International Bond Portfolio (the “Portfolio”), which is non-diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820- Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had investments in repurchase agreements with a gross value of $200,817,722, which is reflected as repurchase agreement on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The Portfolio had no securities on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate			Unrealized depreciation on centrally cleared swap contracts (a) (b)	$23,969,772
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$4,368,602	Unrealized depreciation on forward foreign currency exchange contracts	10,627,386

Total		$4,368,602		$34,597,158

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America N.A.	$14,394	$(14,394)	$—	$—
Barclays Bank plc	2,674	(2,674)	—	—
Citibank N.A.	522,108	(522,108)	—	—
Deutsche Bank AG	353,418	(353,418)	—	—
Goldman Sachs Bank USA	643,959	(643,959)	—	—
HSBC Bank plc	612,607	(612,607)	—	—
JPMorgan Chase Bank N.A.	2,180,384	(1,695,381)	(485,003)	—
Morgan Stanley & Co.	21,245	(21,245)	—	—

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Standard Chartered Bank	$905	$(905)	$—	$—
UBS AG	16,908	(16,908)	—	—

	$4,368,602	$(3,883,599)	$(485,003)	$—

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$720,202	$(14,394)	$—	$705,808
Barclays Bank plc	61,216	(2,674)	—	58,542
BNP Paribas S.A.	259,733	—	(10,000)	249,733
Citibank N.A.	719,856	(522,108)	(140,000)	57,748
Deutsche Bank AG	2,908,014	(353,418)	(2,554,596)	—
Goldman Sachs Bank USA	1,769,383	(643,959)	(1,125,424)	—
HSBC Bank plc	1,033,183	(612,607)	(200,000)	220,576
JPMorgan Chase Bank N.A.	1,695,381	(1,695,381)	—	—
Morgan Stanley & Co.	213,575	(21,245)	—	192,330
Standard Chartered Bank	936,972	(905)	(880,000)	56,067
UBS AG	309,871	(16,908)	—	292,963

	$10,627,386	$(3,883,599)	$(4,910,020)	$1,833,767

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$29,787,429	$29,787,429
Swap contracts	225,489	—	225,489

	$225,489	$29,787,429	$30,012,918

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(10,754,726)	$(10,754,726)
Swap contracts	(28,979,745)	—	(28,979,745)

	$(28,979,745)	$(10,754,726)	$(39,734,471)

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$1,207,502,701
Swap contracts	313,920,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or Master Repurchase Agreements (“MRAs”), which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$94,689,408	$0	$136,266,402

BHFTI-21

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.600% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2019 were $3,455,524.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Franklin Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.020%	On amounts over $1 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-22

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,133,219,715

Gross unrealized appreciation	22,965,726
Gross unrealized depreciation	(111,685,699)

Net unrealized appreciation (depreciation)	$(88,719,973)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$—	$160,318	$—	$350,657	$—	$510,975

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$91,078,607	$1,974,809	$(78,208,498)	$—	$14,844,918

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-23

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Managed by Wellington Management Company LLP

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the Brighthouse/Wellington Large Cap Research Portfolio returned 20.52%, 20.33%, and 20.45%, respectively. The Portfolio’s benchmark, the Standard & Poor’s (“S&P”) 500 Index1, returned 18.54%.

MARKET ENVIRONMENT / CONDITIONS

U.S. equities rose during the six-month period ended June 30, 2019. During the first quarter 2019, U.S. equities rallied to their largest quarterly gain since 2009, buoyed by a dovish shift in Federal Reserve (“Fed”) policy and guidance, optimism for a U.S.-China trade deal, relatively strong fourth-quarter earnings, and corporate buybacks. The Fed left its benchmark interest rate unchanged during the quarter, signaling a more patient approach toward future policy-rate adjustments in response to slowing economic growth and muted inflation. The Fed also announced that balance-sheet normalization would begin to slow in May and conclude in September 2019. During the second quarter, unresolved U.S. trade frictions with China, Mexico, Japan, and the European Union led to unsettled markets and raised concerns about the potential risks to U.S. economic growth such as increasing cost pressures, supply chain disruptions, and waning business confidence and investment plans. Tensions between the U.S. and China were particularly volatile, with negotiations abruptly breaking down in May prior to the two countries agreeing to halt incremental tariffs and resume trade negotiations when they met at the Group of 20 (“G20”) conference in June. In its June policy statement, the Fed highlighted its expectations for sustained economic growth, a strong labor market, and muted inflation pressures, but noted that increasing uncertainties to their outlook have strengthened the case for additional policy accommodation. Market sentiment was bolstered by better-than-expected first-quarter earnings despite concerns about peak margins and slowing growth.

Within the S&P 500 Index, all 11 sectors posted positive results for the six-month period ended June 30, 2019. Information Technology (+27.1%) and Consumer Discretionary (+21.8%) were the top performing sectors.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio outperformed its benchmark, the S&P 500 Index, for the six-month period ended June 30, 2019. Strong stock selection within the Information Technology (“IT”), Financials, and Industrials sectors contributed the most to relative outperformance. This was partially offset by weaker stock selection within the Communication Services and Utilities sectors.

Top contributors to relative performance during the period included not holding Berkshire Hathaway (Financials) and AbbVie Inc. (Health Care). Not holding Berkshire Hathaway, a financial services holding company, was our top relative contributor during the period. Shares of the company fell after shares of a top holding, Kraft Heinz, fell on news of a dividend cut and a pending U.S. Securities and Exchange Commission (SEC) investigation. Not holding AbbVie, a global pharmaceutical company that acquires, develops, and produces brand name drugs, also contributed to relative returns. The stock fell after news emerged that the company will acquire Allergan, a U.S.-based aesthetics company, for roughly $63 billion in cash and stock.

Top detractors from relative performance included Teva Pharmaceuticals (Health Care) and Apple Inc. (IT). Our out of benchmark holding in Teva Pharmaceuticals, an Israeli-based pharmaceutical company that develops, manufactures, and distributes generic and specialty medicines, was our top detractor during the period. The company sold off during the period in response to the expansion of a 2016 lawsuit alleging industry price-fixing. The stock also experienced weakness after announcing an unexpected cash settlement over its role in the production and manufacturing of opioids. Our underweight to Apple, a U.S.-based technology company that designs, develops, and sells consumer electronics, computer software, and online services, also detracted during the period. Shares of Apple rose as the company reported better-than-expected first and second quarter results as well as improving third quarter guidance. Drivers included Apple’s growing services segment and better-than-expected iPhone sales that were sparked by price cuts and incentive programs.

As a reminder, the Portfolio is managed in an industry-neutral structure relative to the benchmark, which promotes stock selection as the primary driver of performance. However, the Portfolio’s absolute exposure to the IT sector increased most over the period while its exposure to the Consumer Staples sector decreased most. On an absolute basis, the Portfolio ended the period with the most exposure to the IT, Health Care, and Financials sectors.

In the IT sector, we had a number of holdings in cloud-based customer relationship management tools that were essential to enterprise performance. Semiconductors could benefit from the upcoming 5G cycle, but could also be subject to ongoing tariff risks. As such, we looked to invest in companies with advanced memory technology and less exposure to the Chinese supply chain. We also found opportunities in financial technology companies specializing in electronic payments, modernizing asset management technology, and providing

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Managed by Wellington Management Company LLP

Portfolio Manager Commentary*—(Continued)

financial data and security to consumers. Within Consumer Staples, we re-positioned away from riskier areas of the sector to more stable, long-term compounding companies. We looked to invest in companies that could take advantage of scale to capitalize on emerging trends and divest from failing businesses while also returning profits to shareholders. We held market leaders across the food, beverages, and household product industries which we believed had strong balance sheets and durable business models.

Mary Pryshlak

Jonathan White

Portfolio Managers

Wellington Management Company LLP

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
Brighthouse/Wellington Large Cap Research Portfolio
Class A	20.52	9.48	10.75	14.04
Class B	20.33	9.24	10.47	13.76
Class E	20.45	9.32	10.58	13.87
S&P 500 Index	18.54	10.42	10.71	14.70

1 The Standard & Poor’s (S&P) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Amazon.com, Inc.	4.1
Microsoft Corp.	4.0
Alphabet, Inc. - Class A	2.7
Bank of America Corp.	2.7
Apple, Inc.	2.4
Facebook, Inc. - Class A	2.4
Coca-Cola Co. (The)	1.9
Exxon Mobil Corp.	1.8
Procter & Gamble Co. (The)	1.7
McDonald’s Corp.	1.7

Top Sectors

% of Net Assets
Information Technology	18.8
Health Care	14.0
Financials	11.9
Consumer Discretionary	11.8
Communication Services	10.7
Industrials	10.5
Consumer Staples	5.6
Energy	5.3
Utilities	4.1
Materials	3.4

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Wellington Large Cap Research Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.52%	$1,000.00	$1,205.20	$2.84
	Hypothetical*	0.52%	$1,000.00	$1,022.22	$2.61

Class B (a)	Actual	0.77%	$1,000.00	$1,203.30	$4.21
	Hypothetical*	0.77%	$1,000.00	$1,020.98	$3.86

Class E (a)	Actual	0.67%	$1,000.00	$1,204.50	$3.66
	Hypothetical*	0.67%	$1,000.00	$1,021.47	$3.36

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
Boeing Co. (The)	81,356	$29,614,398
L3Harris Technologies, Inc. (a)	67,947	12,850,816
Lockheed Martin Corp.	72,182	26,241,044
Raytheon Co.	88,180	15,332,738

		84,038,996

Airlines—0.2%
JetBlue Airways Corp. (a) (b)	286,071	5,289,453

Banks—3.1%
Bank of America Corp.	2,158,655	62,600,995
SVB Financial Group (b)	39,424	8,854,236

		71,455,231

Beverages—2.3%
Coca-Cola Co. (The)	891,802	45,410,558
Monster Beverage Corp. (a) (b)	135,571	8,653,497

		54,064,055

Biotechnology—1.3%
Alder Biopharmaceuticals, Inc. (a) (b)	46,100	542,597
Alnylam Pharmaceuticals, Inc. (a) (b)	11,370	825,007
Arcus Biosciences, Inc. (a) (b)	37,977	301,917
Assembly Biosciences, Inc. (b)	24,660	332,663
Atreca, Inc. - Class A (a) (b)	30,416	573,037
Audentes Therapeutics, Inc. (b)	23,088	874,112
Biohaven Pharmaceutical Holding Co., Ltd. (b)	18,499	810,071
Bluebird Bio, Inc. (a) (b)	17,359	2,208,065
Calithera Biosciences, Inc. (b)	51,800	202,020
Coherus Biosciences, Inc. (a) (b)	54,426	1,202,815
CytomX Therapeutics, Inc. (b)	42,100	472,362
Forty Seven, Inc. (b)	79,518	842,891
G1 Therapeutics, Inc. (b)	52,982	1,624,428
Global Blood Therapeutics, Inc. (a) (b)	30,750	1,617,450
GlycoMimetics, Inc. (a) (b)	61,203	729,540
Heron Therapeutics, Inc. (a) (b)	27,714	515,203
Incyte Corp. (b)	19,026	1,616,449
Jounce Therapeutics, Inc. (b)	25,319	125,329
Karyopharm Therapeutics, Inc. (a) (b)	91,751	549,589
Medicines Co. (The) (a) (b)	67,763	2,471,317
Momenta Pharmaceuticals, Inc. (b)	52,800	657,360
Myovant Sciences, Ltd. (b)	72,245	653,817
Neon Therapeutics, Inc. (b)	21,757	103,128
PhaseBio Pharmaceuticals, Inc. (b)	24,900	326,688
Ra Pharmaceuticals, Inc. (a) (b)	62,241	1,871,587
Radius Health, Inc. (b)	37,824	921,393
Rigel Pharmaceuticals, Inc. (a) (b)	130,522	340,662
Seattle Genetics, Inc. (a) (b)	49,709	3,440,360
Stoke Therapeutics, Inc. (b)	17,200	501,724
Syndax Pharmaceuticals, Inc. (b)	55,214	514,042
Vertex Pharmaceuticals, Inc. (b)	19,880	3,645,594

		31,413,217

Capital Markets—2.5%
Ares Management Corp. - Class A (a)	345,868	9,051,366

Security Description	Shares	Value

Capital Markets—(Continued)
Blucora, Inc. (a) (b)	344,822	$10,472,244
Hamilton Lane, Inc. - Class A	133,700	7,628,922
Raymond James Financial, Inc.	82,173	6,947,727
TD Ameritrade Holding Corp. (a)	509,587	25,438,583

		59,538,842

Chemicals—2.1%
Cabot Corp. (a)	191,937	9,157,314
Celanese Corp.	57,521	6,200,764
FMC Corp.	95,508	7,922,389
Linde plc	68,200	13,694,560
Livent Corp. (b)	135,279	936,131
PPG Industries, Inc.	100,189	11,693,058

		49,604,216

Commercial Services & Supplies—0.6%
Waste Management, Inc.	117,068	13,506,135

Construction & Engineering—0.3%
Dycom Industries, Inc. (a) (b)	72,373	4,260,599
Granite Construction, Inc. (a)	45,412	2,187,950

		6,448,549

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	2,582	594,144
Vulcan Materials Co. (a)	15,646	2,148,352

		2,742,496

Consumer Finance—0.9%
American Express Co.	115,112	14,209,425
OneMain Holdings, Inc.	195,004	6,593,085

		20,802,510

Containers & Packaging—0.9%
Ball Corp. (a)	210,946	14,764,110
International Paper Co.	148,137	6,417,295

		21,181,405

Diversified Consumer Services—0.1%
Houghton Mifflin Harcourt Co. (b)	353,659	2,037,076

Diversified Financial Services—0.6%
AXA Equitable Holdings, Inc.	237,058	4,954,512
Voya Financial, Inc.	144,512	7,991,514

		12,946,026

Diversified Telecommunication Services—1.7%
Verizon Communications, Inc.	695,343	39,724,946

Electric Utilities—2.1%
Avangrid, Inc.	168,415	8,504,958
Edison International	237,536	16,012,302
Exelon Corp.	282,762	13,555,610
NextEra Energy, Inc.	41,001	8,399,465

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
PG&E Corp. (b)	69,673	$1,596,905

		48,069,240

Electrical Equipment—0.5%
AMETEK, Inc.	89,552	8,134,904
Nvent Electric plc	129,589	3,212,511

		11,347,415

Energy Equipment & Services—0.6%
Schlumberger, Ltd.	342,138	13,596,564

Entertainment—1.5%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	159,195	5,955,485
Netflix, Inc. (b)	38,455	14,125,291
Sciplay Corp. - Class A (b)	206,600	2,832,486
Spotify Technology S.A. (b)	14,383	2,103,082
Walt Disney Co. (The)	68,548	9,572,043

		34,588,387

Equity Real Estate Investment Trusts—3.3%
Alexandria Real Estate Equities, Inc.	74,539	10,516,708
American Tower Corp.	133,081	27,208,411
Camden Property Trust	82,657	8,628,564
Equinix, Inc.	39,701	20,020,817
HCP, Inc.	195,128	6,240,193
STORE Capital Corp.	128,665	4,270,391

		76,885,084

Food Products—0.7%
Mondelez International, Inc. - Class A	302,513	16,305,451

Gas Utilities—0.3%
UGI Corp.	116,502	6,222,372

Health Care Equipment & Supplies—4.5%
Abbott Laboratories (a)	451,820	37,998,062
Baxter International, Inc.	122,874	10,063,381
Boston Scientific Corp. (b)	671,575	28,864,293
Danaher Corp.	124,131	17,740,803
NuVasive, Inc. (a) (b)	188,589	11,040,000

		105,706,539

Health Care Providers & Services—2.5%
Anthem, Inc.	93,115	26,277,984
HCA Healthcare, Inc.	81,255	10,983,238
UnitedHealth Group, Inc.	89,363	21,805,466

		59,066,688

Hotels, Restaurants & Leisure—2.3%
Hyatt Hotels Corp. - Class A	125,006	9,516,707
McDonald’s Corp.	193,441	40,169,958
MGM Resorts International (a)	161,309	4,608,598

		54,295,263

Security Description	Shares	Value

Household Products—1.7%
Procter & Gamble Co. (The)	366,965	$40,237,712

Independent Power and Renewable Electricity Producers—0.6%
NRG Energy, Inc. (a)	380,441	13,361,088

Industrial Conglomerates—0.2%
3M Co.	16,364	2,836,536
General Electric Co.	276,439	2,902,609

		5,739,145

Insurance—4.6%
American International Group, Inc.	308,411	16,432,138
Assurant, Inc. (a)	132,498	14,095,137
Assured Guaranty, Ltd. (a)	317,475	13,359,348
Athene Holding, Ltd. - Class A (a) (b)	231,989	9,989,447
Hartford Financial Services Group, Inc. (The)	272,126	15,162,861
Marsh & McLennan Cos., Inc.	170,392	16,996,602
Progressive Corp. (The)	106,415	8,505,751
Prudential Financial, Inc.	80,608	8,141,408
Trupanion, Inc. (a) (b)	133,548	4,825,089

		107,507,781

Interactive Media & Services—5.1%
Alphabet, Inc. - Class A (b)	58,904	63,781,251
Facebook, Inc. - Class A (b)	286,402	55,275,586

		119,056,837

Internet & Direct Marketing Retail—5.0%
Amazon.com, Inc. (b)	50,247	95,149,227
Expedia Group, Inc. (a)	155,677	20,709,711

		115,858,938

IT Services—4.9%
FleetCor Technologies, Inc. (a) (b)	52,116	14,636,778
Genpact, Ltd.	171,321	6,525,617
Global Payments, Inc. (a)	130,905	20,961,818
GoDaddy, Inc. - Class A (b)	172,689	12,114,133
PayPal Holdings, Inc. (b)	131,497	15,051,147
Total System Services, Inc.	36,807	4,721,234
Visa, Inc. - Class A (a)	184,929	32,094,428
WEX, Inc. (a) (b)	35,668	7,422,511

		113,527,666

Life Sciences Tools & Services—1.2%
Adaptive Biotechnologies Corp. (b)	28,000	1,352,400
Thermo Fisher Scientific, Inc.	87,873	25,806,543

		27,158,943

Machinery—2.7%
AGCO Corp. (a)	15,720	1,219,400
Caterpillar, Inc.	50,901	6,937,297
Deere & Co. (a)	42,319	7,012,681
Fortive Corp. (a)	93,489	7,621,223
Gardner Denver Holdings, Inc. (b)	209,076	7,234,030

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Greenbrier Cos., Inc. (The)	52,303	$1,590,011
Illinois Tool Works, Inc.	68,007	10,256,136
Ingersoll-Rand plc	105,663	13,384,332
Rexnord Corp. (a) (b)	35,389	1,069,456
Wabtec Corp. (a)	88,547	6,354,133

		62,678,699

Marine—0.1%
Kirby Corp. (a) (b)	21,355	1,687,045

Media—2.5%
Charter Communications, Inc. - Class A (b)	43,378	17,142,118
Comcast Corp. - Class A	905,673	38,291,854
New York Times Co. (The) - Class A (a)	54,414	1,774,985

		57,208,957

Metals & Mining—0.2%
Alcoa Corp. (a) (b)	33,439	782,807
Carpenter Technology Corp. (a)	27,232	1,306,591
Freeport-McMoRan, Inc.	52,265	606,797
Southern Copper Corp. (a)	16,982	659,751
Steel Dynamics, Inc.	44,267	1,336,863

		4,692,809

Multi-Utilities—1.2%
National Grid plc (ADR)	56,340	2,996,161
Sempra Energy (a)	188,157	25,860,298

		28,856,459

Oil, Gas & Consumable Fuels—4.7%
Chevron Corp.	145,345	18,086,732
Concho Resources, Inc. (a)	42,629	4,398,460
Diamondback Energy, Inc.	53,648	5,846,022
Encana Corp.	897,260	4,602,944
Exxon Mobil Corp.	549,355	42,097,074
Marathon Petroleum Corp.	213,086	11,907,246
Noble Energy, Inc.	232,541	5,208,918
TC Energy Corp.	343,814	17,025,669

		109,173,065

Pharmaceuticals—4.4%
Aerie Pharmaceuticals, Inc. (a) (b)	40,981	1,210,989
Allergan plc	98,982	16,572,556
AstraZeneca plc (ADR) (a)	567,624	23,431,519
Bristol-Myers Squibb Co. (a)	343,634	15,583,802
Dermira, Inc. (b)	189,053	1,807,347
Elanco Animal Health, Inc. (b)	56,435	1,907,503
Kala Pharmaceuticals, Inc. (b)	59,000	376,420
Mylan NV (b)	113,453	2,160,145
MyoKardia, Inc. (a) (b)	33,381	1,673,723
Nektar Therapeutics (a) (b)	95,314	3,391,272
Odonate Therapeutics, Inc. (b)	40,501	1,485,982
Pfizer, Inc.	561,367	24,318,418
Revance Therapeutics, Inc. (a) (b)	86,665	1,124,045
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	627,236	5,789,388

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Tricida, Inc. (b)	40,250	$1,588,265
WAVE Life Sciences, Ltd. (a) (b)	21,200	553,108

		102,974,482

Professional Services—1.6%
Equifax, Inc.	26,512	3,585,483
IHS Markit, Ltd. (a) (b)	371,594	23,677,969
TransUnion	52,272	3,842,515
TriNet Group, Inc. (b)	77,971	5,286,434

		36,392,401

Road & Rail—0.6%
Norfolk Southern Corp.	72,856	14,522,386

Semiconductors & Semiconductor Equipment—3.7%
Advanced Micro Devices, Inc. (a) (b)	506,455	15,381,038
First Solar, Inc. (a) (b)	54,924	3,607,408
Intel Corp.	308,870	14,785,607
KLA-Tencor Corp. (a)	39,520	4,671,264
Marvell Technology Group, Ltd. (a)	688,579	16,436,381
Micron Technology, Inc. (b)	255,632	9,864,839
Teradyne, Inc. (a)	67,441	3,231,098
Texas Instruments, Inc.	108,875	12,494,495
Xilinx, Inc.	46,018	5,426,443

		85,898,573

Software—7.3%
Adobe, Inc. (b)	26,194	7,718,062
Atlassian Corp. plc - Class A (b)	4,239	554,631
Autodesk, Inc. (b)	19,610	3,194,469
Ceridian HCM Holding, Inc. (b)	33,400	1,676,680
Guidewire Software, Inc. (a) (b)	38,490	3,902,116
Microsoft Corp.	701,259	93,940,656
Salesforce.com, Inc. (a) (b)	96,690	14,670,774
ServiceNow, Inc. (b)	18,437	5,062,247
Splunk, Inc. (a) (b)	21,842	2,746,631
SS&C Technologies Holdings, Inc. (a)	382,080	22,011,629
SVMK, Inc. (a) (b)	345,103	5,697,650
Workday, Inc. - Class A (b)	41,171	8,463,934

		169,639,479

Specialty Retail—2.7%
Burlington Stores, Inc. (a) (b)	173,685	29,552,503
Lowe’s Cos., Inc.	177,327	17,894,067
TJX Cos., Inc. (The)	304,983	16,127,501

		63,574,071

Technology Hardware, Storage & Peripherals—2.9%
Apple, Inc.	286,414	56,687,059
Western Digital Corp. (a)	243,704	11,588,125

		68,275,184

Textiles, Apparel & Luxury Goods—1.7%
NIKE, Inc. - Class B	182,588	15,328,263

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Under Armour, Inc. - Class A (a) (b)	565,425	$14,333,524
Under Armour, Inc. - Class C (a) (b)	483,016	10,722,955

		40,384,742

Thrifts & Mortgage Finance—0.2%
MGIC Investment Corp. (a) (b)	316,434	4,157,943

Tobacco—0.9%
Philip Morris International, Inc.	264,047	20,735,611

Trading Companies & Distributors—0.1%
Triton International, Ltd.	85,756	2,809,367

Total Common Stocks (Cost $1,924,664,851)		2,316,985,539

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $8,716,132; collateralized by U.S. Treasury Notes at 2.000% due 12/31/21, with a market value of $8,893,360.	8,715,261	8,715,261

Total Short-Term Investments (Cost $8,715,261)		8,715,261

Securities Lending Reinvestments (c)—14.0%

Bank Note—0.1%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,000,000	2,009,009

Certificates of Deposit—7.8%
ABN AMRO Bank NV Zero Coupon, 07/05/19	4,956,163	4,997,650
Banco Del Estado De Chile New York
2.564%, 1M LIBOR + 0.160%, 11/22/19 (d)	4,000,000	4,000,340
2.592%, 1M LIBOR + 0.180%, 10/09/19 (d)	3,000,000	3,000,423
Banco Santander S.A. 2.600%, 07/05/19	5,000,000	5,000,260
Bank of Montreal (Chicago)
2.590%, SOFR + 0.170%, 02/07/20 (d)	4,000,000	4,000,224
2.751%, 1M LIBOR + 0.330%, 08/06/19 (d)	7,000,000	7,002,009
Bank of Nova Scotia
2.564%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,999,540
2.762%, 3M LIBOR + 0.170%, 01/09/20 (d)	5,000,000	5,003,885
Barclays Bank plc 2.950%, 08/02/19	8,000,000	8,004,208
BNP Paribas S.A. New York 2.615%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,736
Canadian Imperial Bank of Commerce 2.660%, 1M LIBOR + 0.270%, 07/19/19 (d)	3,000,000	3,000,264

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Chiba Bank, Ltd.
2.400%, 09/19/19	4,000,000	$4,000,080
2.450%, 08/12/19	2,000,000	2,000,316
China Construction Bank Corp. 2.600%, 09/05/19	5,000,000	5,001,110
Commonwealth Bank of Australia
2.569%, 1M LIBOR + 0.175%, 04/16/20 (d)	5,000,000	5,000,950
Cooperative Rabobank UA 2.739%, 3M LIBOR + 0.150%, 01/08/20 (d)	5,000,000	5,001,960
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,002,530
Credit Industriel et Commercial
2.590%, 1M LIBOR + 0.160%, 03/05/20 (d)	4,000,000	4,000,296
2.600%, 1M LIBOR + 0.160%, 01/03/20 (d)	3,000,000	3,000,483
DZ Bank AG New York Zero Coupon, 07/05/19	2,980,312	2,998,590
HSBC Bank USA, N.A. 2.565%, 3M LIBOR + 0.000%, 08/05/19 (d)	4,000,000	3,999,680
Industrial & Commercial Bank of China, Ltd.
2.630%, 08/28/19	5,000,000	5,001,640
2.660%, 07/15/19	4,000,000	4,000,468
2.670%, 08/01/19	1,000,000	1,000,216
KBC Bank NV 2.610%, 07/02/19	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 08/09/19	2,980,425	2,991,810
Zero Coupon, 09/24/19	4,970,215	4,971,550
Mizuho Bank, Ltd. 2.524%, 1M LIBOR + 0.120%, 11/27/19 (d)	4,000,000	4,001,028
MUFG Bank Ltd. 2.574%, 1M LIBOR + 0.170%, 02/24/20 (d)	3,000,000	3,000,009
Natixis New York 2.747%, 3M LIBOR + 0.150%, 10/15/19 (d)	2,000,000	2,000,794
Norinchukin Bank, London Zero Coupon, 07/09/19	993,421	999,270
Societe Generale
2.663%, 1M LIBOR + 0.280%, 06/19/20 (d)	2,000,000	1,999,980
2.723%, 3M LIBOR + 0.200%, 08/21/19 (d)	4,001,573	4,002,388
2.730%, FEDEFF PRV + 0.350%, 06/19/20 (d)	2,000,000	1,999,994
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (d)	7,000,000	7,000,252
2.660%, 08/23/19	5,000,000	5,002,315
Sumitomo Mitsui Banking Corp.
2.542%, 1M LIBOR + 0.130%, 12/09/19 (d)	3,000,000	3,000,147
2.553%, 1M LIBOR + 0.140%, 11/12/19 (d)	5,000,000	5,000,595
Sumitomo Mitsui Trust Bank, Ltd.
2.600%, 07/05/19	3,000,000	3,000,123
2.689%, 3M LIBOR + 0.100%, 07/08/19 (d)	3,000,000	3,000,216
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,985,780
Svenska Handelsbanken AB
2.592%, 1M LIBOR + 0.180%, 06/05/20 (d)	3,000,000	3,000,570
2.792%, 1M LIBOR + 0.380%, 12/10/19 (d)	2,000,000	2,002,466
Toronto-Dominion Bank 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	7,000,000	7,002,492

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (d)	4,000,000	$4,000,540
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (d)	5,000,000	4,999,972

		180,980,149

Commercial Paper—2.8%
Agricultural Bank of China
2.570%, 09/11/19	2,980,511	2,983,854
2.610%, 08/13/19	4,966,650	4,983,375
Bank of China, Ltd.
2.640%, 09/09/19	1,986,800	1,989,448
2.670%, 07/16/19	4,966,625	4,993,515
China Construction Bank Corp.
2.650%, 07/26/19	1,987,044	1,995,966
2.660%, 07/19/19	1,986,404	1,996,970
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (d)	4,000,000	4,000,796
Industrial & Commercial Bank of China, Ltd. 2.610%, 08/20/19	1,986,660	1,992,612
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (d)	8,000,000	8,002,024
LMA S.A. & LMA Americas, Corp. 2.570%, 08/14/19	3,965,733	3,987,296
Royal Bank of Canada 2.757%, 3M LIBOR + 0.160%, 01/14/20 (d)	2,000,000	2,001,684
Sheffield Receivables Co. 2.600%, SOFR + 0.180%, 12/03/19 (d)	4,000,000	3,999,980
Societe Generale 2.812%, 3M LIBOR + 0.410%, 12/18/19 (d)	2,003,548	2,003,796
Thunder Bay Funding LLC 2.540%, 1M LIBOR + 0.100%, 12/05/19 (d)	4,000,000	4,000,208
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (d)	4,000,000	4,003,900
Toyota Motor Credit Corp. 2.620%, 08/29/19	5,922,710	5,975,670
Westpac Banking Corp.
2.552%, 1M LIBOR + 0.150%, 05/29/20 (d)	2,999,486	3,000,009
2.630%, 3M LIBOR + 0.070%, 08/07/19 (d)	4,000,000	4,001,508

		65,912,611

Master Demand Notes—0.4%
Natixis Financial Products LLC 2.610%, OBFR + 0.250%, 07/01/19 (d)	10,000,000	10,000,000

Repurchase Agreements—2.6%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $115,271; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $117,554.	115,249	115,249

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $14,304,189; collateralized by various Common Stock with an aggregate market value of $15,620,000.	14,200,000	$14,200,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $6,046,530; collateralized by various Common Stock with an aggregate market value of $6,601,634.	6,000,000	6,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $2,005,269; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $4,701,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $4,794,001.	4,700,000	4,700,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $600,138; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $612,003.	600,000	600,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $9,004,480; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $9,848,808.	9,000,000	9,000,000
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $5,002,489; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $5,471,560.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $10,102,079; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $10,883,438.	10,100,000	10,100,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $9,101,873; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $9,805,870.	9,100,000	9,100,000

		60,815,249

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.3%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	$1,000,000
Royal Bank of Canada 2.500%, 07/01/19	6,000,000	6,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $326,665,716)		326,717,018

Total Investments—113.8% (Cost $2,260,045,828)		2,652,417,818
Other assets and liabilities (net)—(13.8)%		(322,170,400)

Net Assets—100.0%		$2,330,247,418

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $327,773,165 and the collateral received consisted of cash in the amount of $326,423,045 and non-cash collateral with a value of $6,414,565. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,316,985,539	$—	$—	$2,316,985,539
Total Short-Term Investment*	—	8,715,261	—	8,715,261
Total Securities Lending Reinvestments*	—	326,717,018	—	326,717,018
Total Investments	$2,316,985,539	$335,432,279	$—	$2,652,417,818

Collateral for Securities Loaned (Liability)	$—	$(326,423,045)	$—	$(326,423,045)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$2,652,417,818
Cash	9,874
Receivable for:
Investments sold	18,140,682
Fund shares sold	31,936
Dividends and interest	1,803,073

Total Assets	2,672,403,383
Liabilities
Collateral for securities loaned	326,423,045
Payables for:
Investments purchased	12,052,928
Fund shares redeemed	2,194,849
Accrued Expenses:
Management fees	914,295
Distribution and service fees	31,246
Deferred trustees’ fees	138,821
Other expenses	400,781

Total Liabilities	342,155,965

Net Assets	$2,330,247,418

Net Assets Consist of:
Paid in surplus	$1,900,032,855
Distributable earnings (Accumulated losses)	430,214,563

Net Assets	$2,330,247,418

Net Assets
Class A	$2,145,354,162
Class B	110,986,294
Class E	73,906,962
Capital Shares Outstanding*
Class A	154,587,070
Class B	8,191,195
Class E	5,376,617
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.88
Class B	13.55
Class E	13.75

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,260,045,828.
(b)	Includes securities loaned at value of $327,773,165.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$17,914,057
Interest	97,912
Securities lending income	627,723

Total investment income	18,639,692
Expenses
Management fees	6,340,954
Administration fees	44,313
Custodian and accounting fees	73,267
Distribution and service fees—Class B	135,835
Distribution and service fees—Class E	53,458
Audit and tax services	22,147
Legal	22,463
Trustees’ fees and expenses	31,323
Shareholder reporting	106,347
Insurance	7,735
Miscellaneous	11,701

Total expenses	6,849,543
Less management fee waiver	(846,309)
Less broker commission recapture	(11,108)

Net expenses	5,992,126

Net Investment Income	12,647,566

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	28,252,124
Futures contracts	2,857,858
Foreign currency transactions	4,881

Net realized gain	31,114,863

Net change in unrealized appreciation (depreciation) on:
Investments	371,745,578
Futures contracts	(212,753)
Foreign currency transactions	483

Net change in unrealized appreciation	371,533,308

Net realized and unrealized gain	402,648,171

Net Increase in Net Assets From Operations	$415,295,737

(a)	Net of foreign withholding taxes of $78,101.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$12,647,566	$26,767,401
Net realized gain	31,114,863	263,709,605
Net change in unrealized appreciation (depreciation)	371,533,308	(411,468,812)

Increase (decrease) in net assets from operations	415,295,737	(120,991,806)

From Distributions to Shareholders
Class A	(267,197,122)	(280,589,913)
Class B	(13,832,552)	(15,327,335)
Class E	(9,193,173)	(9,475,628)

Total distributions	(290,222,847)	(305,392,876)

Increase (decrease) in net assets from capital share transactions	143,477,524	(13,723,364)

Total increase (decrease) in net assets	268,550,414	(440,108,046)

Net Assets
Beginning of period	2,061,697,004	2,501,805,050

End of period	$2,330,247,418	$2,061,697,004

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	192,406	$2,773,702	516,508	$7,666,847
Reinvestments	19,763,101	267,197,122	18,971,597	280,589,913
Redemptions	(9,124,551)	(135,660,363)	(18,875,869)	(294,262,427)

Net increase	10,830,956	$134,310,461	612,236	$(6,005,667)

Class B
Sales	149,141	$2,156,404	272,778	$4,014,952
Reinvestments	1,047,920	13,832,552	1,058,518	15,327,335
Redemptions	(823,379)	(11,961,733)	(1,770,139)	(26,918,716)

Net increase (decrease)	373,682	$4,027,223	(438,843)	$(7,576,429)

Class E
Sales	48,374	$707,951	99,874	$1,530,472
Reinvestments	686,570	9,193,173	645,919	9,475,628
Redemptions	(325,831)	(4,761,284)	(722,202)	(11,147,368)

Net increase	409,113	$5,139,840	23,591	$(141,268)

Increase (decrease) derived from capital shares transactions		$143,477,524		$(13,723,364)

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.19		$16.02	$13.77	$13.96	$14.49	$12.86

Income (Loss) from Investment Operations
Net investment income (a)	0.08		0.17	0.16	0.17	0.18	0.16
Net realized and unrealized gain (loss)	2.58		(0.93)	2.82	0.91	0.50	1.59

Total income (loss) from investment operations	2.66		(0.76)	2.98	1.08	0.68	1.75

Less Distributions
Distributions from net investment income	(0.18)		(0.17)	(0.17)	(0.34)	(0.14)	(0.12)
Distributions from net realized capital gains	(1.79)		(1.90)	(0.56)	(0.93)	(1.07)	0.00

Total distributions	(1.97)		(2.07)	(0.73)	(1.27)	(1.21)	(0.12)

Net Asset Value, End of Period	$13.88		$13.19	$16.02	$13.77	$13.96	$14.49

Total Return (%) (b)	20.52	(c)	(6.15)	22.08	8.50	4.59	13.78

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	(d)	0.58	0.58	0.59	0.59	0.60
Net ratio of expenses to average net assets (%) (e) (f)	0.52	(d)	0.51	0.51	0.51	0.51	0.53
Ratio of net investment income to average net assets (%)	1.14	(d)	1.12	1.08	1.23	1.23	1.16
Portfolio turnover rate (%)	28	(c)	64	63	62	63	136
Net assets, end of period (in millions)	$2,145.4		$1,896.0	$2,293.5	$2,151.9	$2,034.6	$2,207.6

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.90		$15.71	$13.51	$13.72	$14.25	$12.66

Income (Loss) from Investment Operations
Net investment income (a)	0.06		0.13	0.12	0.13	0.14	0.12
Net realized and unrealized gain (loss)	2.52		(0.91)	2.77	0.90	0.51	1.57

Total income (loss) from investment operations	2.58		(0.78)	2.89	1.03	0.65	1.69

Less Distributions
Distributions from net investment income	(0.14)		(0.13)	(0.13)	(0.31)	(0.11)	(0.10)
Distributions from net realized capital gains	(1.79)		(1.90)	(0.56)	(0.93)	(1.07)	0.00

Total distributions	(1.93)		(2.03)	(0.69)	(1.24)	(1.18)	(0.10)

Net Asset Value, End of Period	$13.55		$12.90	$15.71	$13.51	$13.72	$14.25

Total Return (%) (b)	20.33	(c)	(6.40)	21.84	8.19	4.41	13.41

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	(d)	0.83	0.83	0.84	0.84	0.85
Net ratio of expenses to average net assets (%) (e) (f)	0.77	(d)	0.76	0.76	0.76	0.76	0.78
Ratio of net investment income to average net assets (%)	0.89	(d)	0.87	0.83	0.97	0.98	0.87
Portfolio turnover rate (%)	28	(c)	64	63	62	63	136
Net assets, end of period (in millions)	$111.0		$100.8	$129.7	$123.0	$128.1	$139.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.07		$15.89	$13.66	$13.86	$14.39	$12.77

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.15	0.14	0.14	0.15	0.13
Net realized and unrealized gain (loss)	2.56		(0.92)	2.80	0.91	0.51	1.60

Total income (loss) from investment operations	2.63		(0.77)	2.94	1.05	0.66	1.73

Less Distributions
Distributions from net investment income	(0.16)		(0.15)	(0.15)	(0.32)	(0.12)	(0.11)
Distributions from net realized capital gains	(1.79)		(1.90)	(0.56)	(0.93)	(1.07)	0.00

Total distributions	(1.95)		(2.05)	(0.71)	(1.25)	(1.19)	(0.11)

Net Asset Value, End of Period	$13.75		$13.07	$15.89	$13.66	$13.86	$14.39

Total Return (%) (b)	20.45	(c)	(6.29)	21.93	8.30	4.45	13.62

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	(d)	0.73	0.73	0.74	0.74	0.75
Net ratio of expenses to average net assets (%) (e) (f)	0.67	(d)	0.66	0.66	0.66	0.66	0.68
Ratio of net investment income to average net assets (%)	0.99	(d)	0.97	0.93	1.07	1.07	0.97
Portfolio turnover rate (%)	28	(c)	64	63	62	63	136
Net assets, end of period (in millions)	$73.9		$64.9	$78.6	$73.4	$78.8	$90.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	The effect of the voluntary portion of the waivers on net ratio of expenses to average net assets was 0.03%, 0.03%, 0.03%, 0.03%, 0.03% and 0.04% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively (see Note 6 of the Notes to Financial Statements).
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Wellington Large Cap Research Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $8,715,261. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $60,815,249. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$2,857,858

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(212,753)

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$13,629,658

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$632,477,898	$0	$753,912,485

The Portfolio engaged in security transactions with other accounts managed by Wellington Management Company LLP, the subadviser to the Portfolio, that amounted to $11,057,799 in purchases and $159,544 in sales of investments, which are included above, and resulted in realized losses of $36,413.

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$6,340,954	0.625%	First $250 million
	0.600%	$250 million to $500 million
	0.575%	$500 million to $1 billion
	0.550%	$1 billion to $2 billion
	0.500%	Over $2 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Wellington Management Company LLP (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.070%	First $250 million
0.045%	$250 million to $2 billion
0.005%	Over $2 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 were $483,983 and are included in the total amount shown as management fee waivers in the Statement of Operations.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $362,326 was waived in the aggregate for the six months ended June 30, 2019 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$2,265,612,108

Gross unrealized appreciation	440,521,627
Gross unrealized depreciation	(53,715,917)

Net unrealized appreciation (depreciation)	$386,805,710

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$80,163,733	$50,897,963	$225,229,143	$64,903,860	$305,392,876	$115,801,823

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$43,202,863	$247,002,875	$15,059,893	$—	$305,265,631

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-21

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Managed by CBRE Clarion Securities, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the Clarion Global Real Estate Portfolio returned 16.61%, 16.49%, and 16.55%, respectively. The Portfolio’s benchmark, the FTSE EPRA/NAREIT Developed Index1, returned 14.51%.

MARKET ENVIRONMENT / CONDITIONS

Global real estate stocks delivered strong performance over the past six months as all three major geographic regions delivered positive total returns. The Americas was the strongest-performing region, up 16.1%, followed by the Asia-Pacific region, which was up 15.2%. The European region lagged but still delivered positive performance, up 8.5%. During the period, real estate companies benefited from their defensive characteristics of well-covered dividend yield and contractual underlying cash flows amid a macroeconomic and geopolitical backdrop that continued to send mixed signals. Bond yields moved sharply lower during the period, reflecting this uncertainty. The yield on the U.S. 10-year Treasury bond finished the period at 2.00% versus 2.68% at the beginning of the year.

Following negative returns in calendar 2018, global real estate stocks rebounded strongly at the beginning of the year. U.S. real estate stocks outperformed and were led by the performance of the Industrial sector, which was up over 32% for the period. The sector continued to be buoyed by the e-commerce theme as demand remained high, driven by firms such as online retailers that provide improved logistics (e.g. one-day shipping). In contrast, the Mall sector continued to underperform as investors favored the online retail platform over the bricks-and-mortar platform. The U.S. Residential sector outperformed as the niche real estate sectors such as single-family homes-for-rent companies as well as manufactured housing outperformed the traditional multi-family apartment companies, in part due to secular trends in homeownership preference. All markets within the Asia-Pacific region delivered positive returns. Hong Kong and Singapore outperformed, benefiting from an improved economic outlook despite uncertainty regarding U.S. trade policies. Australia also outperformed, echoing similar investment themes with the U.S.—outperformance of Industrial and the underperformance of Retail. Europe lagged as economic growth continued to be fragile. Retail underperformed and Industrial outperformed; less economically sensitive sectors such as Storage also performed well during the first half of 2019.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio outperformed the benchmark during the period as the result of strong stock selection, which was positive across all three major geographic regions. Stock selection in the U.S. was the top contributor to relative performance during the period as value was added in all property sectors except the Hotel sector, which was flat. Technology Real Estate (Data Centers), Healthcare and Net Lease were the top performing sectors. In the Asia-Pacific region, stock selection was positive in each of the markets within region and was led by solid outperformance in the Australian market. In Europe, the Portfolio benefited from positive stock selection in the U.K as well as on the Continent. A material underweight to the Retail property type added value in both the U.K. and on the Continent as retail continues to face headwinds of weak consumer spending and a threat from on-line shopping. Positioning in German Residential also added value as we avoided underperforming Berlin-centric companies, which sold off amid renewed regulatory concern. Positioning among Nordic property companies added value as these companies resumed their outperformance as property fundamentals remain strong. Sector allocation detracted from relative performance during the period as positioning in the U.S. accounted for most of the drag.

At period end, we were positive on property types and markets with valuations that looked attractive relative to their growth. In the U.S., we favored the Residential, Office and Healthcare sectors. We became more “neutral” on technology companies (data centers and cell towers), which have good but decelerating earnings growth. We preferred grocery-anchored shopping centers and west coast urban office. Within Residential, we liked manufactured housing, single family home-for-rent companies and apartment Real Estate Investment Trusts (“REITs”) which are benefitting from firming demand.

In the Asia-Pacific region, at period end, we favored Hong Kong property companies which were showing strong growth relative to real estate valuations. However, we are monitoring elevated geopolitical risk surrounding trade friction between the U.S. and China. The Tokyo office market continued to experience improved rental growth as vacancies had fallen below 2% in the central business district (5 central wards), a level at which landlords enjoy increasing pricing power.

In Europe, at period end, we favored the U.K. niche sectors of Student Housing, Self-Storage and the Industrial sector, which continued to generate superior earnings growth on strong fundamentals. In Continental Europe, we preferred property companies in markets with superior growth, including the Nordic region. We have become cautious on the German Residential sector given its renewed regulatory risk. We were also cautious on Retail.

At period end, we were cautious and selective in markets and property types which appeared expensive relative to their rate of earnings growth. This included Singapore, Canada and the U.S. Net Lease, Skilled Nursing, Hotel and Suburban Office sectors. This also included Class-B mall/shopping center companies globally. In Australia, the stocks were scoring increasingly expensive despite

BHFTI-1

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Managed by CBRE Clarion Securities, LLC

Portfolio Manager Commentary*—(Continued)

attractive dividend yield. Our outlook was mixed in Australia as fundamentals ranged from robust office and industrial markets to an uncertain retail market, and a residential market which was meeting headwinds of affordability.

T. Ritson Ferguson

Steven D. Burton

Joseph P. Smith

Portfolio Managers

CBRE Clarion Securities, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

A $10,000 INVESTMENT COMPARED TO THE FTSE EPRA/NAREIT DEVELOPED INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
Clarion Global Real Estate Portfolio
Class A	16.61	8.80	3.86	9.79
Class B	16.49	8.55	3.60	9.51
Class E	16.55	8.64	3.69	9.62
FTSE EPRA /NAREIT Developed Index (NR)	14.51	7.68	4.85	10.58

1 The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and Real Estate Investment Trusts worldwide.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Welltower, Inc. (REIT)	3.9
ProLogis, Inc. (REIT)	3.6
Link REIT (The) (REIT)	3.5
Equity Residential (REIT)	3.0
Extra Space Storage, Inc. (REIT)	2.7
Simon Property Group, Inc. (REIT)	2.5
AvalonBay Communities, Inc. (REIT)	2.1
Regency Centers Corp. (REIT)	2.1
Mitsubishi Estate Co., Ltd.	2.0
Alexandria Real Estate Equities, Inc. (REIT)	2.0

Top Countries

% of Net Assets
United States	53.9
Japan	11.6
Hong Kong	8.6
United Kingdom	4.7
Australia	4.5
Germany	4.5
Sweden	3.3
Singapore	2.5
Canada	1.9
Belgium	1.0

BHFTI-3

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Clarion Global Real Estate Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.65%	$1,000.00	$1,166.10	$3.49
	Hypothetical*	0.65%	$1,000.00	$1,021.57	$3.26

Class B (a)	Actual	0.90%	$1,000.00	$1,164.90	$4.83
	Hypothetical*	0.90%	$1,000.00	$1,020.33	$4.51

Class E (a)	Actual	0.80%	$1,000.00	$1,165.50	$4.30
	Hypothetical*	0.80%	$1,000.00	$1,020.83	$4.01

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Australia—4.5%
Dexus (REIT)	1,600,532	$14,607,642
Goodman Group (REIT)	1,823,589	19,272,955
Mirvac Group (REIT)	11,092,030	24,417,752

		58,298,349

Belgium—1.0%
Shurgard Self Storage S.A.	123,756	4,475,881
Warehouses De Pauw CVA (REIT)	47,751	8,036,328

		12,512,209

Canada—1.9%
Canadian Apartment Properties (REIT)	362,386	13,382,450
Chartwell Retirement Residences (REIT)	950,100	11,042,359

		24,424,809

Finland—0.2%
Kojamo Oyj	182,400	2,721,143

France—0.8%
Unibail-Rodamco-Westfield (REIT)	70,313	10,533,798

Germany—4.5%
Alstria Office REIT-AG (REIT)	426,128	6,899,670
Deutsche Euroshop AG	173,017	4,781,002
Grand City Properties S.A.	325,231	7,433,387
LEG Immobilien AG	42,192	4,758,558
TAG Immobilien AG (a)	323,710	7,481,114
TLG Immobilien AG	218,368	6,395,204
Vonovia SE	422,642	20,184,624

		57,933,559

Hong Kong—8.6%
CK Asset Holdings, Ltd.	2,179,000	17,009,933
Hysan Development Co., Ltd.	2,053,000	10,610,910
Kerry Properties, Ltd.	2,194,000	9,218,672
Link REIT (The) (REIT)	3,721,600	45,775,586
New World Development Co., Ltd.	6,857,000	10,685,160
Wheelock & Co., Ltd.	2,501,000	17,958,730

		111,258,991

Ireland—0.7%
Green REIT plc (REIT)	2,085,707	4,292,909
Hibernia REIT plc (REIT)	3,220,974	5,307,115

		9,600,024

Japan—11.6%
Aeon Mall Co., Ltd.	313,000	4,716,966
AEON REIT Investment Corp. (REIT)	5,017	6,420,648
GLP J-REIT (REIT)	13,512	15,397,994
Japan Hotel REIT Investment Corp. (REIT)	18,584	14,972,296
Kenedix Retail REIT Corp. (REIT)	1,784	4,381,812
LaSalle Logiport (REIT)	7,161	8,478,336
Mitsubishi Estate Co., Ltd.	1,363,700	25,439,632
Mitsui Fudosan Co., Ltd.	607,074	14,740,435

Japan—(Continued)
Mori Hills REIT Investment Corp. (REIT)	7,587	10,743,076
Nippon Prologis REIT, Inc. (REIT)	4,180	9,648,000
Nomura Real Estate Holdings, Inc.	345,500	7,438,609
Orix JREIT, Inc. (REIT)	10,466	19,080,871
Tokyo Tatemono Co., Ltd.	712,200	7,925,929

		149,384,604

Norway—0.5%
Entra ASA	388,047	5,959,147

Singapore—2.5%
CapitaLand, Ltd.	6,785,800	17,710,181
Mapletree Logistics Trust (REIT)	4,267,794	5,019,850
Suntec Real Estate Investment Trust (REIT)	6,609,100	9,482,422

		32,212,453

Spain—0.9%
Inmobiliaria Colonial Socimi S.A. (REIT)	1,051,377	11,708,453

Sweden—3.3%
Castellum AB	833,418	15,941,634
Fabege AB	818,124	12,312,755
Kungsleden AB	601,312	4,960,357
Pandox AB	242,614	4,468,398
Wihlborgs Fastigheter AB	378,576	5,487,566

		43,170,710

United Kingdom—4.7%
Big Yellow Group plc (REIT)	483,485	6,076,036
Derwent London plc (REIT)	76,722	3,036,876
Grainger plc	1,878,898	5,863,777
Land Securities Group plc (REIT)	591,083	6,260,963
Safestore Holdings plc (REIT)	689,912	5,379,296
Segro plc (REIT)	2,049,476	19,009,793
Tritax EuroBox plc (REIT)	3,056,427	3,734,922
UNITE Group plc (The) (REIT)	927,256	11,485,775

		60,847,438

United States—53.2%
Alexandria Real Estate Equities, Inc. (REIT)	178,915	25,243,117
American Campus Communities, Inc. (REIT)	391,735	18,082,488
Americold Realty Trust (REIT)	313,246	10,155,435
AvalonBay Communities, Inc. (REIT) (b)	136,261	27,685,510
Brandywine Realty Trust (REIT)	393,155	5,629,980
Brixmor Property Group, Inc. (REIT) (b)	969,296	17,331,012
Camden Property Trust (REIT)	123,767	12,920,037
Columbia Property Trust, Inc. (REIT)	419,913	8,708,996
Cousins Properties, Inc. (REIT) (b)	459,151	16,607,492
Crown Castle International Corp. (REIT)	48,716	6,350,131
CubeSmart (REIT)	615,504	20,582,454
Douglas Emmett, Inc. (REIT)	388,097	15,461,784
Equinix, Inc. (REIT)	41,990	21,175,137
Equity Residential (REIT)	517,876	39,317,146
Extra Space Storage, Inc. (REIT)	328,355	34,838,465
HCP, Inc. (REIT)	669,983	21,426,056

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Healthcare Trust of America, Inc. (REIT) - Class A	659,091	$18,078,866
Host Hotels & Resorts, Inc. (REIT) (b)	740,291	13,488,102
Hudson Pacific Properties, Inc. (REIT)	502,874	16,730,618
Invitation Homes, Inc. (REIT)	826,783	22,099,910
Liberty Property Trust (REIT)	281,895	14,106,026
MGM Growth Properties LLC (REIT) - Class A	319,755	9,800,491
Park Hotels & Resorts, Inc. (REIT) (b)	350,496	9,659,670
Pebblebrook Hotel Trust (REIT) (b)	275,151	7,753,755
Piedmont Office Realty Trust, Inc. (REIT) - Class A	484,812	9,662,303
ProLogis, Inc. (REIT) (b)	582,635	46,669,063
QTS Realty Trust, Inc. (REIT) - Class A (b)	168,712	7,791,120
Regency Centers Corp. (REIT)	404,616	27,004,072
Simon Property Group, Inc. (REIT)	198,550	31,720,348
STORE Capital Corp. (REIT)	644,668	21,396,531
Sun Communities, Inc. (REIT)	110,332	14,143,459
Taubman Centers, Inc. (REIT) (b)	232,836	9,506,694
VEREIT, Inc. (REIT) (b)	2,179,786	19,639,872
VICI Properties, Inc. (REIT) (b)	1,008,087	22,218,237
Vornado Realty Trust (REIT)	221,647	14,207,573
Welltower, Inc. (REIT) (b)	624,004	50,875,046

		688,066,996

Total Common Stocks (Cost $1,175,050,669)		1,278,632,683

Short-Term Investment—0.7%

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $8,642,542; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $8,815,444.	8,641,678	8,641,678

Total Short-Term Investments (Cost $8,641,678)		8,641,678

Securities Lending Reinvestments(c)—7.5%

Bank Note—0.1%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,000,000	2,009,009

Certificates of Deposit—5.1%
ABN AMRO Bank NV Zero Coupon, 07/05/19	1,982,465	1,999,060
Banco Del Estado De Chile New York 2.564%, 1M LIBOR + 0.160%, 11/22/19 (d)	3,000,000	3,000,255
Bank of Montreal (Chicago) 2.512%, 1M LIBOR + 0.100%, 10/11/19 (d)	3,000,000	3,000,099
BNP Paribas S.A. New York 2.615%, 3M LIBOR + 0.050%, 11/06/19 (d)	1,000,000	1,000,368
Canadian Imperial Bank of Commerce 2.644%, 1M LIBOR + 0.250%, 10/15/19 (d)	1,500,000	1,500,493

Certificates of Deposit—(Continued)
Chiba Bank, Ltd. 2.400%, 09/19/19	2,000,000	2,000,040
2.450%, 08/12/19	1,000,000	1,000,158
China Construction Bank Corp. 2.670%, 07/18/19	1,000,000	1,000,154
Commonwealth Bank of Australia 2.569%, 1M LIBOR + 0.175%, 04/16/20 (d)	2,000,000	2,000,380
2.621%, 1M LIBOR + 0.210%, 09/13/19 (d)	2,000,000	2,000,640
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,002,530
Credit Industriel et Commercial 2.600%, 1M LIBOR + 0.160%, 01/03/20 (d)	1,000,000	1,000,161
2.687%, 3M LIBOR + 0.090%, 10/15/19 (d)	1,500,000	1,500,416
Credit Suisse AG 2.580%, 1M LIBOR + 0.140%, 10/02/19 (d)	3,000,000	3,000,012
Industrial & Commercial Bank of China, Ltd. 2.620%, 09/03/19	1,000,000	1,000,158
2.660%, 07/15/19	1,500,000	1,500,176
KBC Bank NV Zero Coupon, 10/25/19	1,974,000	1,985,269
2.610%, 07/02/19	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 08/09/19	993,475	997,270
Mizuho Bank, Ltd., New York 2.573%, 1M LIBOR + 0.160%, 09/12/19 (d)	1,000,000	1,000,258
Nationwide Building Society Zero Coupon, 08/01/19	2,974,848	2,993,370
Rabobank International London 2.592%, 1M LIBOR + 0.190%, 04/24/20 (d)	3,000,000	3,001,230
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	3,000,867
Societe Generale 2.663%, 1M LIBOR + 0.280%, 06/19/20 (d)	2,000,000	1,999,980
2.730%, FEDEFF PRV + 0.350%, 06/19/20 (d)	1,500,000	1,499,996
Standard Chartered Bank 2.524%, 1M LIBOR + 0.130%, 11/15/19 (d)	2,000,000	2,000,072
Sumitomo Mitsui Trust Bank, Ltd. 2.600%, 07/05/19	4,000,000	4,000,164
Svenska Handelsbanken AB 2.792%, 1M LIBOR + 0.380%, 12/10/19 (d)	2,000,000	2,002,466
Toronto-Dominion Bank 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	3,001,068
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (d)	2,000,000	2,000,270
Wells Fargo Bank N.A. 2.721%, 3M LIBOR + 0.140%, 07/11/19 (d)	2,000,000	1,999,903
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (d)	1,000,000	999,994

		65,987,277

Commercial Paper—1.2%
Agricultural Bank of China
2.570%, 09/11/19	1,987,007	1,989,236
2.610%, 08/15/19	1,161,820	1,165,650

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments(c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Bank of China, Ltd.
2.670%, 07/16/19	1,986,650	$1,997,406
2.670%, 07/17/19	1,986,650	1,997,262
China Construction Bank Corp.
2.650%, 07/26/19	993,522	997,983
2.660%, 07/19/19	993,202	998,485
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (d)	1,000,000	1,000,199
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (d)	2,000,000	2,000,506
Sheffield Receivables Co.
2.600%, SOFR + 0.180%, 12/03/19 (d)	1,000,000	999,995
Societe Generale 2.812%, 3M LIBOR + 0.410%, 12/18/19 (d)	1,001,774	1,001,898
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (d)	1,000,000	1,000,975

		15,149,595

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $2,250,431; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $2,294,999.	2,249,999	2,249,999
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $1,400,303; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $200,046; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $204,001.	200,000	200,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $900,190; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $921,632.	900,000	900,000
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $3,100,638; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $3,340,461.	3,100,000	3,100,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $2,800,576; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $3,017,191.	2,800,000	2,800,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $2,000,972; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,155,136.	2,000,000	2,000,000

		12,649,999

Time Deposit—0.1%
Barclays Bank plc 2.400%, 07/01/19	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $97,772,760)		97,795,880

Total Investments—107.1% (Cost $1,281,465,107)		1,385,070,241
Other assets and liabilities (net)—(7.1)%		(91,750,482)

Net Assets—100.0%		$1,293,319,759

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $96,121,863 and the collateral received consisted of cash in the amount of $97,685,413. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)	Effective Federal Funds Rate
(LIBOR)	London Interbank Offered Rate
(SOFR)	Secured Overnight Financing Rate

Ten Largest Industries as of June 30, 2019 (Unaudited)	% of Net Assets
Office REIT’s	14.5
Residential REIT’s	12.3
Retail REIT’s	11.8
Industrial REIT’s	11.0
Specialized REIT’s	9.6
Real Estate Operating Companies	9.6
Diversified Real Estate Activities	8.6
Diversified REIT’s	7.4
Health Care REITs	7.0
Hotel & Resort REITs	4.3

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$58,298,349	$—	$58,298,349
Belgium	—	12,512,209	—	12,512,209
Canada	24,424,809	—	—	24,424,809
Finland	—	2,721,143	—	2,721,143
France	—	10,533,798	—	10,533,798
Germany	—	57,933,559	—	57,933,559
Hong Kong	—	111,258,991	—	111,258,991
Ireland	—	9,600,024	—	9,600,024
Japan	—	149,384,604	—	149,384,604
Norway	—	5,959,147	—	5,959,147
Singapore	—	32,212,453	—	32,212,453
Spain	—	11,708,453	—	11,708,453
Sweden	—	43,170,710	—	43,170,710
United Kingdom	—	60,847,438	—	60,847,438
United States	688,066,996	—	—	688,066,996
Total Common Stocks	712,491,805	566,140,878	—	1,278,632,683
Total Short-Term Investment*	—	8,641,678	—	8,641,678
Total Securities Lending Reinvestments*	—	97,795,880	—	97,795,880
Total Investments	$712,491,805	$672,578,436	$—	$1,385,070,241

Collateral for Securities Loaned (Liability)	$—	$(97,685,413)	$—	$(97,685,413)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,385,070,241
Cash denominated in foreign currencies (c)	409,931
Receivable for:
Investments sold	1,569,117
Fund shares sold	604,558
Dividends and interest	5,117,971

Total Assets	1,392,771,818
Liabilities
Collateral for securities loaned	97,685,413
Payables for:
Investments purchased	225,696
Fund shares redeemed	243,721
Accrued Expenses:
Management fees	645,572
Distribution and service fees	102,287
Deferred trustees’ fees	138,821
Other expenses	410,549

Total Liabilities	99,452,059

Net Assets	$1,293,319,759

Net Assets Consist of:
Paid in surplus	$1,209,063,939
Distributable earnings (Accumulated losses)	84,255,820

Net Assets	$1,293,319,759

Net Assets
Class A	$786,869,583
Class B	475,761,574
Class E	30,688,602
Capital Shares Outstanding*
Class A	65,097,028
Class B	39,517,850
Class E	2,539,698
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.09
Class B	12.04
Class E	12.08

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,281,465,107.
(b)	Includes securities loaned at value of $96,121,863.
(c)	Identified cost of cash denominated in foreign currencies was $410,083.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$22,994,080
Interest	27,714
Securities lending income	106,703

Total investment income	23,128,497
Expenses
Management fees	3,965,102
Administration fees	28,665
Custodian and accounting fees	125,257
Distribution and service fees—Class B	595,098
Distribution and service fees—Class E	22,604
Audit and tax services	28,727
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	74,364
Insurance	4,442
Miscellaneous	10,350

Total expenses	4,908,396
Less management fee waiver	(74,200)
Less broker commission recapture	(88,004)

Net expenses	4,746,192

Net Investment Income	18,382,305

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	28,132,805
Foreign currency transactions	(10,228)

Net realized gain	28,122,577

Net change in unrealized appreciation (depreciation) on:
Investments	150,870,572
Foreign currency transactions	(7,166)

Net change in unrealized appreciation	150,863,406

Net realized and unrealized gain	178,985,983

Net Increase in Net Assets From Operations	$197,368,288

(a)	Net of foreign withholding taxes of $877,495.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$18,382,305	$34,577,173
Net realized gain (loss)	28,122,577	(10,369,902)
Net change in unrealized appreciation (depreciation)	150,863,406	(143,819,700)

Increase (decrease) in net assets from operations	197,368,288	(119,612,429)

From Distributions to Shareholders
Class A	(26,048,152)	(51,833,298)
Class B	(14,614,922)	(30,467,944)
Class E	(964,929)	(1,905,209)

Total distributions	(41,628,003)	(84,206,451)

Decrease in net assets from capital share transactions	(86,262,245)	(62,140,603)

Total increase (decrease) in net assets	69,478,040	(265,959,483)

Net Assets
Beginning of period	1,223,841,719	1,489,801,202

End of period	$1,293,319,759	$1,223,841,719

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	622,847	$7,463,627	2,400,395	$28,212,238
Reinvestments	2,147,416	26,048,152	4,530,883	51,833,298
Redemptions	(7,395,419)	(88,312,893)	(8,966,532)	(102,922,321)

Net decrease	(4,625,156)	$(54,801,114)	(2,035,254)	$(22,876,785)

Class B
Sales	400,289	$4,765,070	1,237,941	$14,381,495
Reinvestments	1,209,844	14,614,922	2,674,973	30,467,944
Redemptions	(4,192,507)	(50,029,557)	(7,095,623)	(81,675,763)

Net decrease	(2,582,374)	$(30,649,565)	(3,182,709)	$(36,826,324)

Class E
Sales	49,752	$601,386	127,079	$1,486,657
Reinvestments	79,549	964,929	166,685	1,905,209
Redemptions	(197,553)	(2,377,881)	(504,627)	(5,829,360)

Net decrease	(68,252)	$(811,566)	(210,863)	$(2,437,494)

Decrease derived from capital shares transactions		$(86,262,245)		$(62,140,603)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.72		$12.45	$11.64	$11.78	$12.43	$11.14

Income (Loss) from Investment Operations
Net investment income (a)	0.18		0.30	0.25	0.30	0.25	0.24
Net realized and unrealized gain (loss)	1.60		(1.29)	1.01	(0.16)	(0.40)	1.26

Total income (loss) from investment operations	1.78		(0.99)	1.26	0.14	(0.15)	1.50

Less Distributions
Distributions from net investment income	(0.41)		(0.74)	(0.45)	(0.28)	(0.50)	(0.21)

Total distributions	(0.41)		(0.74)	(0.45)	(0.28)	(0.50)	(0.21)

Net Asset Value, End of Period	$12.09		$10.72	$12.45	$11.64	$11.78	$12.43

Total Return (%) (b)	16.61	(c)	(8.36)	10.97	1.15	(1.23)	13.67

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67	(d)	0.66	0.66	0.65	0.64	0.64
Net ratio of expenses to average net assets (%)	0.65	(d)	0.66	0.66	0.65	0.64	0.64
Ratio of net investment income to average net assets (%)	2.95	(d)	2.60	2.07	2.54	2.03	2.07
Portfolio turnover rate (%)	36	(c)	106	91	42	44	39 (e)
Net assets, end of period (in millions)	$786.9		$747.2	$893.7	$813.3	$887.3	$1,228.3

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.66		$12.39	$11.58	$11.72	$12.36	$11.09

Income (Loss) from Investment Operations
Net investment income (a)	0.16		0.27	0.22	0.27	0.22	0.22
Net realized and unrealized gain (loss)	1.60		(1.30)	1.01	(0.16)	(0.39)	1.24

Total income (loss) from investment operations	1.76		(1.03)	1.23	0.11	(0.17)	1.46

Less Distributions
Distributions from net investment income	(0.38)		(0.70)	(0.42)	(0.25)	(0.47)	(0.19)

Total distributions	(0.38)		(0.70)	(0.42)	(0.25)	(0.47)	(0.19)

Net Asset Value, End of Period	$12.04		$10.66	$12.39	$11.58	$11.72	$12.36

Total Return (%) (b)	16.49	(c)	(8.64)	10.74	0.87	(1.40)	13.27

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	(d)	0.91	0.91	0.90	0.89	0.89
Net ratio of expenses to average net assets (%)	0.90	(d)	0.91	0.91	0.90	0.89	0.89
Ratio of net investment income to average net assets (%)	2.70	(d)	2.34	1.81	2.29	1.81	1.84
Portfolio turnover rate (%)	36	(c)	106	91	42	44	39 (e)
Net assets, end of period (in millions)	$475.8		$448.8	$561.1	$555.2	$605.2	$691.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.70		$12.44	$11.62	$11.77	$12.41	$11.13

Income (Loss) from Investment Operations
Net investment income (a)	0.17		0.28	0.23	0.28	0.23	0.23
Net realized and unrealized gain (loss)	1.60		(1.30)	1.02	(0.17)	(0.39)	1.25

Total income (loss) from investment operations	1.77		(1.02)	1.25	0.11	(0.16)	1.48

Less Distributions
Distributions from net investment income	(0.39)		(0.72)	(0.43)	(0.26)	(0.48)	(0.20)

Total distributions	(0.39)		(0.72)	(0.43)	(0.26)	(0.48)	(0.20)

Net Asset Value, End of Period	$12.08		$10.70	$12.44	$11.62	$11.77	$12.41

Total Return (%) (b)	16.55	(c)	(8.60)	10.90	0.90	(1.30)	13.42

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	(d)	0.81	0.81	0.80	0.79	0.79
Net ratio of expenses to average net assets (%)	0.80	(d)	0.81	0.81	0.80	0.79	0.79
Ratio of net investment income to average net assets (%)	2.82	(d)	2.44	1.91	2.38	1.91	1.92
Portfolio turnover rate (%)	36	(c)	106	91	42	44	39 (e)
Net assets, end of period (in millions)	$30.7		$27.9	$35.1	$36.7	$40.0	$45.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2014.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Clarion Global Real Estate Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-13

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to adjustments to prior period accumulated balances and expired capital losses carryforwards. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-14

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $8,641,678. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $12,649,999. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

BHFTI-15

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$467,398,437	$0	$583,491,459

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$3,965,102	0.700%	First $200 million
	0.650%	$200 million to $750 million
	0.550%	Over $750 million

BHFTI-16

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. CBRE Clarion Securities LLC (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	Over $	1 billion

An identical agreement was in effect for the period January 1, 2019 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,306,263,783

Gross unrealized appreciation	126,565,463
Gross unrealized depreciation	(47,759,005)

Net unrealized appreciation (depreciation)	$78,806,458

BHFTI-17

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$84,206,451	$52,093,604	$—	$—	$84,206,451	$52,093,604

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$40,101,446	$—	$(72,054,498)	$(39,407,457)	$(71,360,509)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

During the year ended December 31, 2018, $87,695,205 of capital loss carryforwards expired.

As of December 31, 2018, the Portfolio had accumulated short-term capital losses of $39,407,457.

BHFTI-18

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Managed by ClearBridge Investments, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the ClearBridge Aggressive Growth Portfolio returned 12.92%, 12.80%, and 12.79%, respectively. The Portfolio’s benchmark, the Russell 3000 Growth Index1, returned 21.41%.

MARKET ENVIRONMENT / CONDITIONS

Momentum among mega cap Information Technology (“IT”) and Internet stocks drove market performance during the first half of 2019, but the market showed signs of broadening. The S&P 500 Index rose 18.54%, its best first-half showing since 1997, while the Russell 3000 Index added 18.71% and the small cap Russell 2000 Index rose 16.98%. The benchmark Russell 3000 Growth Index outperformed its value counterpart, rising 21.41% year-to-date, bettering the Russell 3000 Value Index by 536 basis points.

After enduring an equity correction late in 2018, stocks bounced back strongly to start 2019 and rebounded from a May drawdown to finish the period higher. On-again, off-again trade tensions between the U.S. and China as well as signs of slowing global growth were more than offset by a softening policy stance from the U.S. Federal Reserve (the “Fed”). After communicating early in the year that its tightening program was nearing an end, by June the Fed became even more dovish by raising the possibility of imminent interest rate cuts.

Every sector in the benchmark save Health Care (+9.02%) advanced by double-digits in the first half, led by IT (+29.35%). But leadership broadened to include more cyclical sectors, including Materials (+23.26%), Financials (+22.49%) and Consumer Discretionary (+21.50%). More defensive Real Estate (+22.69%) also outperformed.

Crude oil prices rose 29% for the period. Production cuts from Saudi Arabia and a rise in geopolitical tensions in the Middle East offset weakening global energy demand and a supply glut caused by U.S. shale drilling. Energy stocks once again failed to keep pace with commodity prices but still rose 10.97% for the period.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

During the 6-month period ended June 30, 2019, relative to the benchmark Russell 3000 Growth Index, overall stock selection and sector allocation detracted from the Portfolio’s performance. In particular, stock selection in the IT and Health Care sectors and overweights to the Energy and Health Care sectors accounted for most of the Portfolio’s underperformance.

In terms of individual positions, leading detractors from relative Portfolio performance for the period included Biogen, Facebook, Qurate Retail, Weatherford International and National Oilwell Varco.

Biogen, in the Health Care sector, is a biotechnology company that produces therapies in the areas of oncology, neurology and immunology. The surprise announcement that it was cancelling clinical trials for Alzheimer’s treatment aducanumab caused the stock to re-rate lower. While Biogen’s base business is solid, the loss of aducanumab removes significant potential catalyst for the shares.

Facebook, in the Communication Services sector, manages a family of online social networking platforms with around 2.7 billion monthly active users and generates revenue principally through advertising. The Portfolio’s underweight to Facebook, which outperformed the market, hurt relative performance. Facebook shares trended higher on the back of impressive results that topped revenue forecasts on strong user engagement and revenue per user as well as passive buying of the Facebook, Apple, Amazon, Netflix and Alphabet (“FAANG”) stocks.

Qurate Retail, in the Consumer Discretionary sector, operates a range of video, e-commerce and mobile businesses including QVC, Zulily and HSN, offering apparel and beauty products. The stock de-rated after first quarter revenues missed estimates due to weakness across all of its media properties.

Weatherford International, in the Energy sector, provides equipment and services used in drilling of oil and natural gas wells around the world. Fears of a liquidity squeeze, which led the company to announce a restructuring that eventually led to a bankruptcy filing, caused the shares to decline. We subsequently closed out of our position during the period.

National Oilwell Varco, in the Energy sector, produces and provides technology, materials and services for use in oil and gas drilling and production worldwide through three divisions: Rig Technology, Petroleum Services & Supplies, and Distribution Services. Shares trended lower as capital spending by exploration and production companies, especially for offshore projects and outside the U.S., remained depressed.

On the positive side, stock selection in the Energy and Industrials sectors contributed to relative performance for the period.

Leading individual contributors to relative Portfolio performance during the period included Anadarko Petroleum, Comcast, L3 Technologies, Autodesk and Allergan.

Anadarko Petroleum, in the Energy sector, is an oil and gas exploration and production company with major operations in North America and overseas. The stock surged as the result of a bidding war between Chevron and Occidental Petroleum to acquire the company. Anadarko agreed to be acquired by Occidental at a roughly 60% premium to where its shares were trading prior to the deal talks. Both companies were attracted to Anadarko’s disciplined execution which, in a period era of accelerating U.S. shale production, has been focused on generating free cash flow, reducing debt through asset sales and returning capital to shareholders. Anadarko also maintains an attractive asset base in the shale-rich Permian Basin.

BHFTI-1

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Managed by ClearBridge Investments, LLC

Portfolio Manager Commentary*—(Continued)

Comcast, in the Communication Services sector, is a global media company with two primary units—cable and NBCUniversal which encompasses both studio operations and theme parks. Shares continued to move higher on solid broadband subscriber metrics and positive contributions from its recently acquired Sky division.

L3 Technologies, in the Industrials sector, is a developer of aircraft communications, electronics and reconnaissance systems for global government and commercial markets. The closure of its merger with Harris, a new defense contract and a solid period for defense stocks helped lift the shares.

Autodesk is a design software and services company with customers in the architecture, engineering and construction, manufacturing and digital media and entertainment industries. Solid financial results, boosted by successful transition to a subscription model, helped propel the stock steadily higher.

Allergan, in the Health Care sector, is a specialty pharmaceutical maker offering branded and generic drugs including Botox as well as over-the-counter treatments. Shares jumped following an acquisition offer from rival drug maker AbbVie. It will take some time, but we think the deal can be accretive to AbbVie and has the best chance of realizing the brand value of Botox and other leading treatment franchises of the combined company.

During the period, the Portfolio initiated positions in FireEye in the IT sector and Voyager Therapeutics in the Health Care sector and closed positions in Weatherford International in the Energy sector and Spark Therapeutics in the Health Care sector. We also received shares of Encana in the Energy sector following its acquisition of portfolio holding Newfield Exploration and Science Applications International in the IT sector following its acquisition of portfolio holding Engility.

For the six months ended June 30, 2019, the Portfolio’s positioning with regards to sector weightings was largely consistent, with average allocations concentrated in the Health Care (31.70%), IT (25.98%), Communication Services (23.74%), Energy (8.20%) and Industrials (7.62%) sectors. The Portfolio had no holdings in the Consumer Staples, Financials, Utilities or Real Estate sectors. As always, the Portfolio’s sector allocations were a function of our bottom up stock selection process.

Richard Freeman

Evan Bauman

Portfolio Managers

ClearBridge Investments, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 3000 GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
ClearBridge Aggressive Growth Portfolio
Class A	12.92	-1.18	5.13	14.91
Class B	12.80	-1.45	4.86	14.62
Class E	12.79	-1.33	4.96	14.74
Russell 3000 Growth Index	21.41	10.61	13.02	16.14

1 The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Comcast Corp. - Class A	9.6
UnitedHealth Group, Inc.	7.2
Biogen, Inc.	6.6
Anadarko Petroleum Corp.	5.8
Autodesk, Inc.	5.0
Broadcom, Inc.	4.7
Allergan plc	4.6
Vertex Pharmaceuticals, Inc.	4.4
TE Connectivity, Ltd.	4.4
L3 Technologies, Inc.	4.4

Top Sectors

% of Net Assets
Health Care	31.2
Information Technology	26.3
Communication Services	24.0
Industrials	8.1
Energy	7.7
Consumer Discretionary	1.1
Materials	1.1

BHFTI-3

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

ClearBridge Aggressive Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.57%	$1,000.00	$1,129.20	$3.01
	Hypothetical*	0.57%	$1,000.00	$1,021.97	$2.86

Class B (a)	Actual	0.82%	$1,000.00	$1,128.00	$4.33
	Hypothetical*	0.82%	$1,000.00	$1,020.73	$4.11

Class E (a)	Actual	0.72%	$1,000.00	$1,127.90	$3.80
	Hypothetical*	0.72%	$1,000.00	$1,021.22	$3.61

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.4%
L3 Technologies, Inc.	472,900	$115,940,893

Biotechnology—16.5%
Aduro Biotech, Inc. (a)	31,570	48,618
Agios Pharmaceuticals, Inc. (a) (b)	170,800	8,519,504
Amgen, Inc.	510,100	94,001,228
Biogen, Inc. (a)	745,000	174,233,150
ImmunoGen, Inc. (a) (b)	499,700	1,084,349
Ionis Pharmaceuticals, Inc. (a) (b)	498,335	32,027,991
ProQR Therapeutics NV (a) (b)	88,300	803,530
Ultragenyx Pharmaceutical, Inc. (a) (b)	96,700	6,140,450
Vertex Pharmaceuticals, Inc. (a)	639,672	117,303,051
Voyager Therapeutics, Inc. (a)	68,910	1,875,730

		436,037,601

Building Products—2.2%
Johnson Controls International plc (b)	1,406,834	58,116,313

Construction & Engineering—0.7%
Fluor Corp. (b)	519,410	17,498,923

Diversified Telecommunication Services—0.8%
AT&T, Inc.	157,745	5,286,035
GCI Liberty, Inc. - Class A (a) (b)	251,927	15,483,433

		20,769,468

Electrical Equipment—0.3%
Nvent Electric plc	339,804	8,423,741

Electronic Equipment, Instruments & Components—5.1%
Dolby Laboratories, Inc. - Class A (b)	295,300	19,076,380
TE Connectivity, Ltd.	1,219,625	116,815,682

		135,892,062

Energy Equipment & Services—1.8%
Core Laboratories NV (b)	514,070	26,875,580
National Oilwell Varco, Inc. (b)	916,878	20,382,198

		47,257,778

Entertainment—4.2%
Liberty Braves Group - Class A (a) (b)	47,058	1,308,212
Liberty Braves Group - Class C (a)	94,117	2,632,453
Liberty Media Corp.-Liberty Formula One - Class A (a)	117,647	4,218,821
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	235,294	8,802,349
Lions Gate Entertainment Corp. - Class B	348,621	4,047,490
Madison Square Garden Co. (The) - Class A (a)	286,049	80,076,557
Viacom, Inc. - Class B	344,700	10,296,189

		111,382,071

Health Care Equipment & Supplies—2.2%
Medtronic plc	586,379	57,107,451
Wright Medical Group NV (a) (b)	58,679	1,749,808

		58,857,259

Health Care Providers & Services—7.2%
UnitedHealth Group, Inc.	784,000	$191,303,840

Interactive Media & Services—2.1%
Facebook, Inc. - Class A (a)	75,500	14,571,500
Liberty TripAdvisor Holdings, Inc. - Class A (a)	154,420	1,914,808
Twitter, Inc. (a)	1,100,000	38,390,000

		54,876,308

Internet & Direct Marketing Retail—1.1%
Liberty Expedia Holdings, Inc. - Class A (a)	167,951	8,026,378
Qurate Retail, Inc. (a)	1,767,200	21,895,608

		29,921,986

IT Services—0.1%
Science Applications International Corp. (b)	25,769	2,230,565

Machinery—0.5%
Pentair plc	339,804	12,640,709

Media—16.9%
AMC Networks, Inc. - Class A (a) (b)	825,825	44,999,204
CBS Corp. - Class B	323,200	16,127,680
Comcast Corp. - Class A	5,989,200	253,223,376
Liberty Broadband Corp. - Class A (a) (b)	117,647	12,098,817
Liberty Broadband Corp. - Class C (a) (b)	305,883	31,879,126
Liberty Global plc - Class A (a)	299,400	8,080,806
Liberty Global plc - Class C (a)	299,400	7,943,082
Liberty Latin America, Ltd. - Class A (a)	52,325	901,560
Liberty Latin America, Ltd. - Class C (a) (b)	52,325	899,467
Liberty SiriusXM Group - Class A (a)	470,588	17,792,932
Liberty SiriusXM Group - Class C (a)	941,176	35,745,865
MSG Networks, Inc. - Class A (a) (b)	858,150	17,798,031

		447,489,946

Metals & Mining—1.1%
Freeport-McMoRan, Inc.	1,270,800	14,753,988
Nucor Corp.	274,700	15,135,970

		29,889,958

Oil, Gas & Consumable Fuels—5.9%
Anadarko Petroleum Corp.	2,169,860	153,105,322
Encana Corp. (b)	682,403	3,500,727

		156,606,049

Pharmaceuticals—5.3%
Allergan plc	731,777	122,521,423
Bausch Health Cos., Inc. (a)	653,070	16,470,425

		138,991,848

Semiconductors & Semiconductor Equipment—8.5%
Broadcom, Inc.	436,161	125,553,305
Cree, Inc. (a) (b)	862,200	48,438,396
Intel Corp.	1,088,348	52,099,219

		226,090,920

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—7.5%
Autodesk, Inc. (a)	819,300	$133,463,970
Citrix Systems, Inc.	521,100	51,140,754
FireEye, Inc. (a)	156,620	2,319,542
LogMeIn, Inc.	85,873	6,327,123
Nuance Communications, Inc. (a)	400,000	6,388,000

		199,639,389

Technology Hardware, Storage & Peripherals—5.0%
Seagate Technology plc (b)	2,348,500	110,661,320
Western Digital Corp. (b)	444,489	21,135,452

		131,796,772

Trading Companies & Distributors—0.1%
NOW, Inc. (a) (b)	229,219	3,383,272

Total Common Stocks (Cost $1,632,351,388)		2,635,037,671

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $12,079,578; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $12,324,206.	12,078,370	12,078,370

Total Short-Term Investments (Cost $12,078,370)		12,078,370

Securities Lending Reinvestments (c)—13.7%

Bank Note—0.1%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,000,000	2,009,009

Certificates of Deposit—8.8%
ABN AMRO Bank NV Zero Coupon, 07/05/19	4,956,163	4,997,650
Banco Del Estado De Chile New York 2.564%, 1M LIBOR + 0.160%, 11/22/19 (d)	3,000,000	3,000,255
Banco Santander S.A.
2.590%, 07/16/19	8,000,000	8,001,032
2.600%, 07/05/19	4,000,000	4,000,208
Bank of Montreal (Chicago) 2.751%, 1M LIBOR + 0.330%, 08/06/19 (d)	7,000,000	7,002,009
Bank of Nova Scotia 2.564%, 1M LIBOR + 0.170%, 05/15/20 (d)	4,000,000	3,999,632
Barclays Bank plc 2.950%, 08/02/19	6,000,000	6,003,156
BNP Paribas S.A. New York
2.534%, 1M LIBOR + 0.140%, 09/16/19 (d)	2,000,000	2,000,084
2.615%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,736

Certificates of Deposit—(Continued)
Canadian Imperial Bank of Commerce
2.644%, 1M LIBOR + 0.250%, 10/15/19 (d)	10,000,000	10,003,290
2.660%, 1M LIBOR + 0.270%, 07/19/19 (d)	2,000,000	2,000,176
Chiba Bank, Ltd. 2.450%, 08/12/19	5,000,000	5,000,790
Commonwealth Bank of Australia
2.569%, 1M LIBOR + 0.175%, 04/16/20 (d)	4,000,000	4,000,760
2.621%, 1M LIBOR + 0.210%, 09/13/19 (d)	6,000,000	6,001,920
Cooperative Rabobank UA 2.739%, 3M LIBOR + 0.150%, 01/08/20 (d)	4,000,000	4,001,568
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (d)	10,000,000	10,005,060
Credit Industriel et Commercial
2.590%, 1M LIBOR + 0.160%, 03/05/20 (d)	4,000,000	4,000,296
2.600%, 1M LIBOR + 0.160%, 01/03/20 (d)	3,000,000	3,000,483
2.687%, 3M LIBOR + 0.090%, 10/15/19 (d)	5,000,000	5,001,385
Credit Suisse AG 2.561%, 1M LIBOR + 0.130%, 11/04/19 (d)	4,000,000	3,999,736
Industrial & Commercial Bank of China, Ltd.
2.620%, 09/03/19	2,000,000	2,000,316
2.660%, 07/15/19	4,000,000	4,000,468
2.670%, 07/25/19	3,000,000	3,000,582
2.670%, 08/01/19	2,000,000	2,000,432
KBC Bank NV
Zero Coupon, 07/10/19	4,973,166	4,997,350
Zero Coupon, 10/25/19	4,935,000	4,963,174
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 07/17/19	4,967,353	4,993,750
Zero Coupon, 09/24/19	7,952,343	7,954,480
Mizuho Bank, Ltd.
2.524%, 1M LIBOR + 0.120%, 11/27/19 (d)	6,000,000	6,001,542
2.672%, 3M LIBOR + 0.080%, 07/09/19 (d)	2,000,000	2,000,182
MUFG Bank Ltd.
2.574%, 1M LIBOR + 0.170%, 02/24/20 (d)	1,000,000	1,000,003
2.800%, 07/16/19	1,000,000	1,000,200
Rabobank International London 2.592%, 1M LIBOR + 0.190%, 04/24/20 (d)	5,000,000	5,002,050
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,001,445
Shizuoka Bank 2.570%, 08/06/19	5,000,000	5,001,035
Societe Generale
2.663%, 1M LIBOR + 0.280%, 06/19/20 (d)	2,000,000	1,999,980
2.672%, 3M LIBOR + 0.080%, 07/09/19 (d)	2,000,000	2,000,216
2.730%, FEDEFF PRV + 0.350%, 06/19/20 (d)	3,000,000	2,999,991
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (d)	8,000,000	8,000,288
2.660%, 08/23/19	5,000,000	5,002,315
Sumitomo Mitsui Banking Corp.
2.542%, 1M LIBOR + 0.130%, 12/09/19 (d)	3,000,000	3,000,147
2.553%, 1M LIBOR + 0.140%, 11/12/19 (d)	5,000,000	5,000,595
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/08/19	1,972,724	1,994,680
2.600%, 07/05/19	5,000,000	5,000,205
2.689%, 3M LIBOR + 0.100%, 07/08/19 (d)	4,000,000	4,000,288

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Svenska Handelsbanken AB 2.702%, 1M LIBOR + 0.300%, 10/31/19 (d)	4,000,000	$4,002,916
Toronto-Dominion Bank
2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,001,780
2.611%, 1M LIBOR + 0.180%, 06/03/20 (d)	3,000,000	2,999,935
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (d)	3,000,000	3,000,405
Wells Fargo Bank N.A.
2.721%, 3M LIBOR + 0.140%, 07/11/19 (d)	10,000,000	9,999,515
2.796%, 3M LIBOR + 0.210%, 10/25/19 (d)	2,500,000	2,501,982
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (d)	11,000,000	10,999,938

		234,442,411

Commercial Paper—2.1%
Agricultural Bank of China
2.570%, 09/11/19	3,974,014	3,978,472
2.610%, 08/13/19	1,986,660	1,993,350
Bank of China, Ltd.
2.640%, 09/09/19	1,986,800	1,989,448
2.670%, 07/16/19	5,959,950	5,992,218
2.670%, 07/17/19	1,986,650	1,997,262
China Construction Bank Corp.
2.620%, 09/03/19	1,986,609	1,990,438
2.650%, 07/26/19	2,980,567	2,993,949
2.660%, 07/19/19	1,986,404	1,996,970
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (d)	5,000,000	5,001,265
LMA S.A. & LMA Americas, Corp.
2.570%, 08/14/19	1,982,867	1,993,648
2.750%, 08/05/19	2,958,292	2,992,302
Royal Bank of Canada 2.757%, 3M LIBOR + 0.160%, 01/14/20 (d)	2,000,000	2,001,684
Sheffield Receivables Co. 2.600%, SOFR + 0.180%, 12/03/19 (d)	3,000,000	2,999,985
Starbird Funding Corp. 2.600%, 07/01/19	1,999,598	1,999,590
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (d)	2,000,000	2,001,950
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,959,450
Westpac Banking Corp. 2.630%, 3M LIBOR + 0.070%, 08/07/19 (d)	3,000,000	3,001,131

		54,883,112

Master Demand Notes—0.2%
Natixis Financial Products LLC 2.610%, OBFR + 0.250%, 07/01/19 (d)	6,000,000	6,000,000

Repurchase Agreements—2.2%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $669,569; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $682,830.	669,441	669,441

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $3,727,148; collateralized by various Common Stock with an aggregate market value of $4,070,000.	3,700,000	$3,700,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $2,005,269; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $3,500,758; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $3,570,001.	3,500,000	3,500,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $400,092; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $408,002.	400,000	400,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $2,100,443; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $2,150,474.	2,100,000	2,100,000
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $35,017,422; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $38,300,922.	35,000,000	35,000,000
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $4,800,988; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $5,172,327.	4,800,000	4,800,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $4,400,906; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $4,741,300.	4,400,000	4,400,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $2,000,972; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,155,136.	2,000,000	2,000,000

		58,569,441

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.3%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	$1,000,000
Royal Bank of Canada 2.500%, 07/01/19	6,000,000	6,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $362,847,226)		362,903,973

Total Investments—113.7% (Cost $2,007,276,984)		3,010,020,014
Other assets and liabilities (net)—(13.7)%		(361,744,174)

Net Assets—100.0%		$2,648,275,840

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $365,625,717 and the collateral received consisted of cash in the amount of $362,485,784 and non-cash collateral with a value of $7,919,797. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,635,037,671	$—	$—	$2,635,037,671
Total Short-Term Investment*	—	12,078,370	—	12,078,370
Total Securities Lending Reinvestments*	—	362,903,973	—	362,903,973
Total Investments	$2,635,037,671	$374,982,343	$—	$3,010,020,014

Collateral for Securities Loaned (Liability)	$—	$(362,485,784)	$—	$(362,485,784)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$3,010,020,014
Cash	10,876
Receivable for:
Fund shares sold	132,316
Dividends and interest	3,224,634

Total Assets	3,013,387,840
Liabilities
Collateral for securities loaned	362,485,784
Payables for:
Fund shares redeemed	699,467
Accrued Expenses:
Management fees	1,165,430
Distribution and service fees	185,235
Deferred trustees’ fees	199,749
Other expenses	376,335

Total Liabilities	365,112,000

Net Assets	$2,648,275,840

Net Assets Consist of:
Paid in surplus	$1,760,984,019
Distributable earnings (Accumulated losses)	887,291,821

Net Assets	$2,648,275,840

Net Assets
Class A	$1,708,457,641
Class B	906,603,150
Class E	33,215,049
Capital Shares Outstanding*
Class A	109,290,643
Class B	59,671,800
Class E	2,161,774
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$15.63
Class B	15.19
Class E	15.36

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,007,276,984.
(b)	Includes securities loaned at value of $365,625,717.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$18,791,351
Interest	21,074
Securities lending income	618,505

Total investment income	19,430,930
Expenses
Management fees	7,405,504
Administration fees	50,228
Custodian and accounting fees	73,339
Distribution and service fees—Class B	1,129,055
Distribution and service fees—Class E	24,804
Audit and tax services	22,147
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	88,243
Insurance	9,482
Miscellaneous	13,468

Total expenses	8,870,057
Less management fee waiver	(210,753)
Less broker commission recapture	(5,298)

Net expenses	8,654,006

Net Investment Income	10,776,924

Net Realized and Unrealized Gain (Loss)
Net realized loss on investments	(127,550,582)

Net change in unrealized appreciation (depreciation) on:
Investments	430,785,522
Foreign currency transactions	(117)

Net change in unrealized appreciation	430,785,405

Net realized and unrealized gain	303,234,823

Net Increase in Net Assets From Operations	$314,011,747

(a)	Net of foreign withholding taxes of $88,660.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$10,776,924	$25,418,463
Net realized gain (loss)	(127,550,582)	356,060,048
Net change in unrealized appreciation (depreciation)	430,785,405	(531,281,880)

Increase (decrease) in net assets from operations	314,011,747	(149,803,369)

From Distributions to Shareholders
Class A	(245,379,946)	(101,857,257)
Class B	(131,725,288)	(55,065,171)
Class E	(4,814,941)	(2,050,621)

Total distributions	(381,920,175)	(158,973,049)

Increase (decrease) in net assets from capital share transactions	265,018,039	(478,153,386)

Total increase (decrease) in net assets	197,109,611	(786,929,804)

Net Assets
Beginning of period	2,451,166,229	3,238,096,033

End of period	$2,648,275,840	$2,451,166,229

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	560,858	$9,920,707	1,408,666	$26,111,780
Reinvestments	16,304,315	245,379,946	5,400,703	101,857,257
Redemptions	(3,905,490)	(69,695,965)	(24,337,551)	(460,352,838)

Net increase (decrease)	12,959,683	$185,604,688	(17,528,182)	$(332,383,801)

Class B
Sales	721,602	$12,218,191	1,381,585	$24,409,066
Reinvestments	9,003,779	131,725,288	2,991,047	55,065,171
Redemptions	(3,926,030)	(67,363,139)	(11,966,247)	(220,913,864)

Net increase (decrease)	5,799,351	$76,580,340	(7,593,615)	$(141,439,627)

Class E
Sales	35,134	$617,867	73,743	$1,355,390
Reinvestments	325,334	4,814,941	110,367	2,050,621
Redemptions	(149,867)	(2,599,797)	(420,099)	(7,735,969)

Net increase (decrease)	210,601	$2,833,011	(235,989)	$(4,329,958)

Increase (decrease) derived from capital shares transactions		$265,018,039		$(478,153,386)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014
Net Asset Value, Beginning of Period	$16.26		$18.40	$15.65	$15.30		$15.97	$13.45

Income (Loss) from Investment Operations
Net investment income (a)	0.08		0.17	0.13	0.15	(b)	0.10	0.07
Net realized and unrealized gain (loss)	1.92		(1.28)	2.78	0.30		(0.70)	2.50

Total income (loss) from investment operations	2.00		(1.11)	2.91	0.45		(0.60)	2.57

Less Distributions
Distributions from net investment income	(0.19)		(0.16)	(0.16)	(0.10)		(0.07)	(0.05)
Distributions from net realized capital gains	(2.44)		(0.87)	0.00	0.00		0.00	0.00

Total distributions	(2.63)		(1.03)	(0.16)	(0.10)		(0.07)	(0.05)

Net Asset Value, End of Period	$15.63		$16.26	$18.40	$15.65		$15.30	$15.97

Total Return (%) (c)	12.92	(d)	(6.81)	18.70	2.98		(3.81)	19.12

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	(e)	0.58	0.57	0.57		0.57	0.57
Net ratio of expenses to average net assets (%) (f)	0.57	(e)	0.56	0.56	0.57		0.57	0.56
Ratio of net investment income to average net assets (%)	0.91	(e)	0.93	0.76	1.00	(b)	0.64	0.50
Portfolio turnover rate (%)	0	(d)(g)	0 (g)	2	2		1	0 (g)
Net assets, end of period (in millions)	$1,708.5		$1,566.4	$2,095.1	$1,999.9		$2,029.0	$2,285.1

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014
Net Asset Value, Beginning of Period	$15.84		$17.95	$15.27	$14.93		$15.59	$13.13

Income (Loss) from Investment Operations
Net investment income (a)	0.06		0.12	0.09	0.11	(b)	0.06	0.04
Net realized and unrealized gain (loss)	1.87		(1.25)	2.71	0.29		(0.69)	2.44

Total income (loss) from investment operations	1.93		(1.13)	2.80	0.40		(0.63)	2.48

Less Distributions
Distributions from net investment income	(0.14)		(0.11)	(0.12)	(0.06)		(0.03)	(0.02)
Distributions from net realized capital gains	(2.44)		(0.87)	0.00	0.00		0.00	0.00

Total distributions	(2.58)		(0.98)	(0.12)	(0.06)		(0.03)	(0.02)

Net Asset Value, End of Period	$15.19		$15.84	$17.95	$15.27		$14.93	$15.59

Total Return (%) (c)	12.80	(d)	(7.06)	18.41	2.68		(4.04)	18.89

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	(e)	0.83	0.82	0.82		0.82	0.82
Net ratio of expenses to average net assets (%) (f)	0.82	(e)	0.81	0.81	0.82		0.82	0.81
Ratio of net investment income to average net assets (%)	0.66	(e)	0.68	0.51	0.74	(b)	0.39	0.25
Portfolio turnover rate (%)	0	(d)(g)	0 (g)	2	2		1	0 (g)
Net assets, end of period (in millions)	$906.6		$853.6	$1,103.4	$1,073.6		$1,190.8	$1,335.9

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014
Net Asset Value, Beginning of Period	$16.01		$18.13	$15.42	$15.07		$15.74	$13.26

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.14	0.10	0.12	(b)	0.08	0.05
Net realized and unrealized gain (loss)	1.88		(1.26)	2.75	0.30		(0.70)	2.46

Total income (loss) from investment operations	1.95		(1.12)	2.85	0.42		(0.62)	2.51

Less Distributions
Distributions from net investment income	(0.16)		(0.13)	(0.14)	(0.07)		(0.05)	(0.03)
Distributions from net realized capital gains	(2.44)		(0.87)	0.00	0.00		0.00	0.00

Total distributions	(2.60)		(1.00)	(0.14)	(0.07)		(0.05)	(0.03)

Net Asset Value, End of Period	$15.36		$16.01	$18.13	$15.42		$15.07	$15.74

Total Return (%) (c)	12.79	(d)	(6.94)	18.54	2.84		(3.99)	18.94

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	(e)	0.73	0.72	0.72		0.72	0.72
Net ratio of expenses to average net assets (%) (f)	0.72	(e)	0.71	0.71	0.72		0.72	0.71
Ratio of net investment income to average net assets (%)	0.76	(e)	0.78	0.61	0.84	(b)	0.49	0.36
Portfolio turnover rate (%)	0	(d)(g)	0 (g)	2	2		1	0 (g)
Net assets, end of period (in millions)	$33.2		$31.2	$39.6	$38.6		$43.9	$51.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	Rounds to less than 1%.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is ClearBridge Aggressive Growth Portfolio (the “Portfolio”), which is non-diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-13

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-14

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $12,078,370. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $58,569,441. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

BHFTI-15

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$3,765,316	$0	$112,036,524

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$7,405,504	0.650%	First $500 million
	0.600%	$500 million to $1 billion
	0.550%	$1 billion to $2 billion
	0.500%	Over $2 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. ClearBridge Investments, LLC (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-16

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Management Fee Waiver - Pursuant to an expense agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.040%	$1 billion to $1.75 billion
0.050%	$1.75 billion to $2 billion
0.025%	$2.85 billion to $3 billion
0.045%	On amounts in excess of $3 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$2,005,355,345

Gross unrealized appreciation	1,169,321,476
Gross unrealized depreciation	(164,656,807)

Net unrealized appreciation (depreciation)	$1,004,664,669

BHFTI-17

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$21,557,337	$27,705,490	$137,415,712	$—	$158,973,049	$27,705,490

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Accumulated Capital Losses	Total
$26,331,673	$355,187,565	$573,876,792	$—	$—	$955,396,030

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-18

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Managed by Harris Associates L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the Harris Oakmark International Portfolio returned 13.09%, 12.98%, and 13.07%, respectively. The Portfolio’s benchmark, the MSCI EAFE Index1, returned 14.03%.

MARKET ENVIRONMENT / CONDITIONS

The end of 2018 was marked by significant market turbulence. However, major global markets moved higher early in 2019, despite contending with this barrage of pressures. Following the second rejection of her Brexit (the U.K. proposal to leave the European Union) deal, Prime Minister Theresa May secured a two-week extension on the U.K.’s departure from the European Union (“EU”). Nevertheless, a subsequent third vote on May’s deal late in March also failed to pass, leaving Brexit very much in limbo. Eventually, May announced her resignation, effective June 7, as she was unable to build consensus on a Brexit deal to lead her country out of the EU. Meanwhile, European parliamentary elections held during the reporting period showed that euroskeptic parties achieved smaller gains than originally anticipated.

Elsewhere, trade disputes between the U.S. and China continued throughout the first half of 2019 and proved challenging for the Chinese economy as February exports dropped over 20% from the year-ago period. Similarly, as an important trading partner to both China and the U.S., Japan’s first-quarter industrial output experienced its largest decrease since 2014 by sinking 2.6%. Ultimately, the Bank of Japan opted to maintain its negative short-term rate target (-0.1%) at its meeting in April. Without a resolution at May month-end, the U.S. and China both vowed to increase tariffs on each other. However, following meetings at the Group of 20 (“G20”) Summit in June, markets cheered the progression made by U.S. President Donald Trump and Chinese President Xi Jinping, both of whom agreed to reopen trade negotiations and cease additional tariff increases in the hopes of eventually reaching a trade deal.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio underperformed its benchmark, the MSCI EAFE Index, owing entirely to stock selection, as country weightings had a positive effect on relative performance. Holdings in Japan, the UK. and Sweden supplied the largest positive relative performance for the period. Conversely, holdings in Germany, France and Ireland delivered the worst relative returns for the full six months.

The effect of currency hedging on the Portfolio’s return was largely neutral, detracting 0.01% for the period. Currencies hedged in the Portfolio for the reporting period included the Swiss Franc (“CHF”). We continued to view the Swiss Franc as very overvalued based on purchasing-power parity. Therefore, we held our hedge position to offset the risks associated with owning overvalued foreign currencies. Currency hedges were implemented by way of currency forward contracts.

Grupo Televisa (Mexico) and Baidu (China) had the most negative impact on performance during the period. Grupo Televisa’s full-year results included total revenue that matched our estimates and earnings that slightly outperformed our expectations. By segment, year-over-year content net sales (ex-World Cup) rose 7% and underlying advertising sales increased 2%, both of which aligned with our projections. However, investors were disappointed that management decided not to spin off the cable business. We met with CEO Alfonso de Angoitia Noriega and discussed rationale for keeping the cable business. Later, although Grupo Televisa’s first-quarter results were largely in line with our expectations, revenue, operating income and net income fell slightly short of market forecasts. Revenue grew 2.6% from a year earlier, while earnings rose 3.6% and margins expanded. However, government advertising spending decreased over 50% compared with first-quarter 2018, which, as we expected, weighed on results. By segment, content net sales were down 9%, prompted by underlying revenue declines from advertising (-14%) and license and subscriptions (-7%), while network syndication revenue rose (+3%). Sales in the Sky segment dropped 3.5% owing to 251,000 subscriber disconnections, which mainly stemmed from prepaid customers that discontinued Sky service following the World Cup broadcast that aired in 2018. That being said, we have confidence the company can successfully weather current macro environment challenges in Mexico.

Baidu issued full-year 2018 results that included a like-for-like revenue increase of 31%, which matched our estimates. However, operating profit undershot our expectations due to a profit margin contraction in the fourth quarter, as the company entered another investment phase. Baidu’s share price fell materially later in the reporting period when the company issued its first-quarter earnings report. In our assessment, Baidu’s first-quarter results were extremely disappointing. Although total revenue increased 21% year-over-year, the core search business posted weak results with revenue growth of only 16% and the company’s operating margin contracted into negative territory (-3.9%), which fell far short of our estimates. Even so, quarterly results were largely aligned with market expectations. However, investors focused on management’s second-quarter revenue guidance (a range of CNY 25.1-26.6 billion), which was nearly 12% softer than market forecasts and, consequently, Baidu’s stock price declined significantly. Understandably, management has been spending heavily on investments to expand the business. The largest incremental investments are going into promoting the main Baidu App along with a host of other apps in short video and to a lesser extent payments. Lastly, the company announced a new $1 billion share repurchase program to be completed by July 2020. Upon review of this earnings release and a fresh assessment of the company’s near-term plans, we have reduced some of our valuation estimates for Baidu.

Individual holdings H&M (Sweden) and EXOR (Netherlands) had the most positive impact on performance during the period. H&M’s share price soared upon the release of its fiscal first-quarter earnings

BHFTI-1

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Managed by Harris Associates L.P.

Portfolio Manager Commentary*—(Continued)

results. Earnings per share (SEK 0.49 vs. SEK 0.31) and earnings (SEK 1.01 billion vs. SEK 650.6 million) bested consensus estimates. Sales increased 4% in local currency, despite the replacement of the online platform in Germany that pressured sales in the country. However, March sales through the 27th of the month were up 7% in local currency, with signs of improvement in Germany. Sales in China grew quite strongly in the first quarter at 18%, while sales in Sweden increased 11%, implying strong like-for-like performance. Moreover, H&M reported a gross margin increase year-over-year to 50% compared to the market’s expectation for a decline in the gross margin. Later, H&M’s second-quarter earnings results were largely in line with market expectations, which proved to be a relief for investors. Earlier in June, the company released its sales figures for the second quarter, including a 6% increase in second-quarter sales in local currency and about a 5% increase in first-half sales in local currency. We like that company leadership has been diligently working to improve the business and has made significant investments to strengthen H&M brand management, logistics, purchasing and technology in an effort to better control costs, boost efficiency and reduce product lead times. Importantly, management has also increased transparency to shareholders.

EXOR’s fiscal year 2018 results were largely in line with the market’s expectations. Notably, the company announced plans to execute a EUR 300 million share repurchase plan by the end of the first half of 2019. Later, a Wall Street Journal article suggested that Fiat Chrysler chairman John Elkann was working well with Renault chairman Jean-Dominique Senard on merger talks for the two aforementioned companies. Although the deal failed to materialize, EXOR’s share price still benefited from the positive commentary given its investment in Fiat Chrysler. Overall, we believe that EXOR is a well-managed investment holding company whose interests align with minority shareholders. An investment in EXOR also affords us increased and less-expensive exposure to several high-quality companies, including CNH Industrial, Fiat Chrysler and PartnerRe, a reinsurance company offering a stable cash-flow stream, making this an attractive investment in our view.

At period end, the Portfolio held 60 securities across a variety of countries and industries. During the first half of 2019, we initiated new positions in EssilorLuxottica (France), Rolls-Royce Holdings (U.K.) and Swatch Group (Sweden). We eliminated positions in Ctrip.com International (China), Experian (Ireland) and Pernod Ricard (France).

As of June 30, 2019, the Portfolio was most heavily weighted in the U.K. (22%), Germany (18%) and France (12%). The Portfolio’s exposure to companies headquartered in emerging market countries totaled roughly 10%. In terms of sector weightings, the Portfolio was most heavily weighted in the Financials (26%) and Consumer Discretionary sectors (23%), followed by Industrials (20%). Energy (1%) had the smallest sector weight. The Portfolio had no exposure to Real Estate or Utilities shares at the end of the period.

David G. Herro

Michael L. Manelli

Portfolio Managers

Harris Associates L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EAFE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
Harris Oakmark International Portfolio
Class A	13.09	-6.95	1.59	9.37
Class B	12.98	-7.18	1.33	9.09
Class E	13.07	-7.02	1.44	9.21
MSCI EAFE Index	14.03	1.08	2.25	6.90

1 The MSCI Europe, Australasia and Far East Index (“MSCI EAFE Index”) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
BNP Paribas S.A.	4.0
Bayer AG	3.7
Intesa Sanpaolo S.p.A.	3.6
Credit Suisse Group AG	3.4
Daimler AG	3.3
Glencore plc	3.3
Continental AG	3.2
CNH Industrial NV	3.1
Bayerische Motoren Werke AG	2.9
Hennes & Mauritz AB- B Shares	2.8

Top Countries

% of Net Assets
United Kingdom	21.7
Germany	17.0
France	11.9
Switzerland	11.5
Sweden	6.1
Japan	4.6
Netherlands	4.4
United States	3.7
Italy	3.6
South Korea	3.5

BHFTI-3

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Harris Oakmark International Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.79%	$1,000.00	$1,130.90	$4.17
	Hypothetical*	0.79%	$1,000.00	$1,020.88	$3.96

Class B (a)	Actual	1.04%	$1,000.00	$1,129.80	$5.49
	Hypothetical*	1.04%	$1,000.00	$1,019.64	$5.21

Class E (a)	Actual	0.94%	$1,000.00	$1,130.70	$4.97
	Hypothetical*	0.94%	$1,000.00	$1,020.13	$4.71

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Australia—2.2%
AMP, Ltd.	14,878,822	$22,180,172
Brambles, Ltd.	671,100	6,080,706
Orica, Ltd.	2,594,567	36,971,119

		65,231,997

Canada—1.4%
Alimentation Couche-Tard, Inc. - Class B	112,300	7,067,040
Cenovus Energy, Inc.	4,057,365	35,785,244

		42,852,284

China—1.2%
Baidu, Inc. (ADR) (a)	307,875	36,132,210

France—11.9%
Accor S.A.	1,371,100	58,860,668
BNP Paribas S.A.	2,478,957	117,944,736
Bureau Veritas S.A.	1,147,495	28,343,851
Danone S.A.	190,433	16,150,693
EssilorLuxottica S.A.	188,200	24,601,181
Publicis Groupe S.A. (b)	993,791	52,473,787
Valeo S.A. (b)	1,594,100	51,856,137

		350,231,053

Germany—17.0%
Allianz SE	285,100	68,713,472
Bayer AG	1,571,460	109,152,543
Bayerische Motoren Werke AG	1,138,607	84,422,945
Continental AG	645,000	94,036,864
Daimler AG	1,747,393	97,212,061
ThyssenKrupp AG	3,276,200	47,912,955

		501,450,840

Indonesia—1.1%
Bank Mandiri Persero Tbk PT	57,419,200	32,654,787

Ireland—2.4%
Ryanair Holdings plc (ADR) (a)	1,090,300	69,931,842

Italy—3.6%
Intesa Sanpaolo S.p.A.	49,397,900	105,712,618

Japan—4.6%
Komatsu, Ltd.	2,378,100	57,628,883
Olympus Corp.	1,851,900	20,643,847
Omron Corp.	118,000	6,182,664
Toyota Motor Corp.	838,900	52,141,837

		136,597,231

Mexico—0.7%
Grupo Televisa S.A.B. (ADR) (b)	2,445,008	20,635,868

Netherlands—4.4%
Akzo Nobel NV	153,120	14,392,493
ASML Holding NV	214,450	44,834,464

Netherlands—(Continued)
EXOR NV	1,005,305	70,253,452

		129,480,409

South Africa—2.0%
Naspers, Ltd. - N Shares	238,956	58,050,540

South Korea—3.5%
NAVER Corp.	536,600	52,973,185
Samsung Electronics Co., Ltd.	1,209,250	49,303,512

		102,276,697

Sweden—6.1%
Hennes & Mauritz AB - B Shares (b)	4,579,700	81,278,028
SKF AB - B Shares	2,477,190	45,556,727
Volvo AB - B Shares	3,298,791	52,352,448

		179,187,203

Switzerland—11.5%
Cie Financiere Richemont S.A.	445,847	37,840,818
Credit Suisse Group AG (a)	8,351,854	100,214,728
Glencore plc (a)	27,630,120	96,145,279
Kuehne & Nagel International AG	200,183	29,717,268
LafargeHolcim, Ltd. (a)	926,548	45,253,753
Nestle S.A.	138,400	14,328,377
Swatch Group AG (The) - Bearer Shares	53,942	15,487,470

		338,987,693

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,996,000	30,483,613

United Kingdom—21.7%
Ashtead Group plc	1,972,841	56,583,486
CNH Industrial NV (b)	8,869,400	90,722,909
Diageo plc	229,100	9,866,022
Ferguson plc (a)	532,344	37,944,923
G4S plc	8,794,000	23,288,438
Liberty Global plc - Class A (a)	1,181,000	31,875,190
Liberty Global plc - Class C (a)	1,258,200	33,380,046
Lloyds Banking Group plc	107,466,600	77,391,270
Meggitt plc	1,380,218	9,197,420
Reckitt Benckiser Group plc	326,200	25,778,718
Rolls-Royce Holdings plc (a)	3,996,000	42,760,001
Royal Bank of Scotland Group plc	18,366,901	51,278,150
Schroders plc	1,813,284	70,311,730
Schroders plc (non-voting shares)	10,427	325,870
Smiths Group plc	1,605,007	31,951,101
WPP plc	3,793,100	47,841,853

		640,497,127

United States—0.7%
Willis Towers Watson plc	106,074	20,317,414

Total Common Stocks (Cost $3,178,883,319)		2,860,711,426

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Short-Term Investment—3.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $87,292,560; collateralized by U.S. Treasury Inflation Indexed Note at 0.125%, maturing 01/15/22, with a market value of $89,032,371.	87,283,831	$87,283,831

Total Short-Term Investments (Cost $87,283,831)		87,283,831

Securities Lending Reinvestments (c)—2.5%

Certificates of Deposit—1.1%
Banco Del Estado De Chile New York 2.592%, 1M LIBOR + 0.180%, 10/09/19 (d)	5,000,000	5,000,705
Bank of Montreal (Chicago) 2.751%, 1M LIBOR + 0.330%, 08/06/19 (d)	2,000,000	2,000,574
Chiba Bank, Ltd. 2.400%, 09/19/19	4,000,000	4,000,080
Credit Industriel et Commercial 2.590%, 1M LIBOR + 0.160%, 03/05/20 (d)	4,000,000	4,000,296
Credit Suisse AG 2.580%, 1M LIBOR + 0.140%, 10/02/19 (d)	5,000,000	5,000,020
Nationwide Building Society Zero Coupon, 08/01/19	3,966,464	3,991,160
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	3,000,867
Societe Generale 2.730%, FEDEFF PRV + 0.350%, 06/19/20 (d)	4,000,000	3,999,988
Wells Fargo Bank N.A. 2.721%, 3M LIBOR + 0.140%, 07/11/19 (d)	2,500,000	2,499,879

		33,493,569

Commercial Paper—0.3%
Agricultural Bank of China
2.570%, 09/11/19	1,987,007	1,989,236
2.610%, 08/14/19	4,966,650	4,984,585
Starbird Funding Corp. 2.380%, 07/01/19	1,999,603	1,999,590

		8,973,411

Repurchase Agreements—1.1%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $13,635,244; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $13,905,284.	13,632,631	13,632,631
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.460%, due on 07/01/19 with a maturity value of $5,001,025; collateralized by various Common Stock with an aggregate market value of $5,500,002.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $3,000,650; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $3,060,001.	3,000,000	$3,000,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $400,092; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $408,002.	400,000	400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $10,004,978; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $10,943,120.	10,000,000	10,000,000
Societe Generale Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $1,000,486; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,077,568.	1,000,000	1,000,000

		33,032,631

Time Deposit—0.0%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $76,497,281)		76,499,611

Total Investments— 102.5% (Cost $3,342,664,431)		3,024,494,868
Other assets and liabilities (net)—(2.5)%		(73,388,972)

Net Assets—100.0%		$2,951,105,896

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $73,637,287 and the collateral received consisted of cash in the amount of $76,452,355. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Ten Largest Industries as of June 30, 2019 (Unaudited)	% of Net Assets
Banks	13.1
Machinery	8.4
Automobiles	7.9
Media	6.3
Capital Markets	5.8
Auto Components	4.9
Metals & Mining	4.9
Pharmaceuticals	3.7
Trading Companies & Distributors	3.2
Diversified Financial Services	3.1

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Depreciation
CHF	28,642,000	SSBT	12/18/19	USD	29,280,610	$(500,298)

Glossary of Abbreviations

Counterparties

(SSBT)—	State Street Bank and Trust

Currencies

(CHF)—	Swiss Franc
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$65,231,997	$—	$65,231,997
Canada	42,852,284	—	—	42,852,284
China	36,132,210	—	—	36,132,210
France	—	350,231,053	—	350,231,053
Germany	—	501,450,840	—	501,450,840
Indonesia	—	32,654,787	—	32,654,787
Ireland	69,931,842	—	—	69,931,842
Italy	—	105,712,618	—	105,712,618
Japan	—	136,597,231	—	136,597,231
Mexico	20,635,868	—	—	20,635,868
Netherlands	—	129,480,409	—	129,480,409
South Africa	—	58,050,540	—	58,050,540
South Korea	—	102,276,697	—	102,276,697
Sweden	—	179,187,203	—	179,187,203
Switzerland	—	376,932,616	—	376,932,616
Taiwan	—	30,483,614	—	30,483,614
United Kingdom	65,255,236	537,296,967	—	602,552,203
United States	20,317,414	—	—	20,317,414
Total Common Stocks	255,124,854	2,605,586,572	—	2,860,711,426
Total Short-Term Investment*	—	87,283,831	—	87,283,831
Total Securities Lending Reinvestments*	—	76,499,611	—	76,499,611
Total Investments	$255,124,854	$2,769,370,014	$—	$3,024,494,868

Collateral for Securities Loaned (Liability)	$—	$(76,452,355)	$—	$(76,452,355)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(500,298)	$—	$(500,298)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$3,024,494,868
Cash denominated in foreign currencies (c)	131,787
Receivable for:
Investments sold	7,121,773
Fund shares sold	174,382
Dividends and interest	10,680,910

Total Assets	3,042,603,720
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	500,298
Collateral for securities loaned	76,452,355
Payables for:
Investments purchased	10,736,331
Fund shares redeemed	748,144
Accrued Expenses:
Management fees	1,756,705
Distribution and service fees	212,119
Deferred trustees’ fees	138,821
Other expenses	953,051

Total Liabilities	91,497,824

Net Assets	$2,951,105,896

Net Assets Consist of:
Paid in surplus	$3,212,357,426
Distributable earnings (Accumulated losses)	(261,251,530)

Net Assets	$2,951,105,896

Net Assets
Class A	$1,843,127,051
Class B	1,017,164,695
Class E	90,814,150
Capital Shares Outstanding*
Class A	149,465,560
Class B	84,454,810
Class E	7,470,735
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.33
Class B	12.04
Class E	12.16

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $3,342,664,431.
(b)	Includes securities loaned at value of $73,637,287.
(c)	Identified cost of cash denominated in foreign currencies was $131,722.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$76,746,956
Interest (b)	417,896
Securities lending income	789,379

Total investment income	77,954,231
Expenses
Management fees	11,154,367
Administration fees	54,884
Custodian and accounting fees	357,099
Distribution and service fees—Class B	1,259,047
Distribution and service fees—Class E	67,757
Audit and tax services	28,044
Legal	22,463
Trustees’ fees and expenses	31,323
Shareholder reporting	86,680
Insurance	10,045
Miscellaneous	23,747

Total expenses	13,095,456
Less management fee waiver	(238,748)

Net expenses	12,856,708

Net Investment Income	65,097,523

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	33,130,101
Foreign currency transactions	(446,791)
Forward foreign currency transactions	2,973,771

Net realized gain	35,657,081

Net change in unrealized appreciation (depreciation) on:
Investments	255,149,032
Foreign currency transactions	(8,395)
Forward foreign currency transactions	(1,884,089)

Net change in unrealized appreciation	253,256,548

Net realized and unrealized gain	288,913,629

Net Increase in Net Assets From Operations	$354,011,152

(a)	Net of foreign withholding taxes of $9,643,664.
(b)	Net of foreign withholding taxes of $3.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$65,097,523	$65,179,985
Net realized gain	35,657,081	224,884,196
Net change in unrealized appreciation (depreciation)	253,256,548	(1,107,300,388)

Increase (decrease) in net assets from operations	354,011,152	(817,236,207)

From Distributions to Shareholders
Class A	(183,385,006)	(113,138,486)
Class B	(101,126,965)	(67,540,541)
Class E	(9,021,382)	(6,583,132)

Total distributions	(293,533,353)	(187,262,159)

Increase in net assets from capital share transactions	192,799,036	287,429,536

Total increase (decrease) in net assets	253,276,835	(717,068,830)

Net Assets
Beginning of period	2,697,829,061	3,414,897,891

End of period	$2,951,105,896	$2,697,829,061

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	1,048,639	$13,859,991	19,934,856	$300,812,748
Reinvestments	15,462,480	183,385,006	7,275,787	113,138,486
Redemptions	(4,456,215)	(61,889,287)	(8,512,148)	(143,621,271)

Net increase	12,054,904	$135,355,710	18,698,495	$270,329,963

Class B
Sales	1,650,094	$20,793,172	6,843,117	$98,380,503
Reinvestments	8,725,364	101,126,965	4,437,618	67,540,541
Redemptions	(5,186,135)	(67,874,495)	(9,325,766)	(142,619,678)

Net increase	5,189,323	$54,045,642	1,954,969	$23,301,366

Class E
Sales	170,295	$2,175,430	499,883	$7,486,903
Reinvestments	771,718	9,021,382	429,148	6,583,132
Redemptions	(596,913)	(7,799,128)	(1,332,554)	(20,271,828)

Net increase (decrease)	345,100	$3,397,684	(403,523)	$(6,201,793)

Increase derived from capital shares transactions		$192,799,036		$287,429,536

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.16		$16.92	$13.18	$13.43	$15.94	$19.13

Income (Loss) from Investment Operations
Net investment income (a)	0.30		0.33	0.30	0.24	0.29	0.37
Net realized and unrealized gain (loss)	1.24		(4.13)	3.72	0.68	(0.76)	(1.31)

Total income (loss) from investment operations	1.54		(3.80)	4.02	0.92	(0.47)	(0.94)

Less Distributions
Distributions from net investment income	(0.33)		(0.31)	(0.28)	(0.31)	(0.53)	(0.48)
Distributions from net realized capital gains	(1.04)		(0.65)	0.00	(0.86)	(1.51)	(1.77)

Total distributions	(1.37)		(0.96)	(0.28)	(1.17)	(2.04)	(2.25)

Net Asset Value, End of Period	$12.33		$12.16	$16.92	$13.18	$13.43	$15.94

Total Return (%) (b)	13.09	(c)	(23.73)	30.78	8.43	(4.31)	(5.52)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81	(d)	0.81	0.81	0.81	0.83	0.83
Net ratio of expenses to average net assets (%) (e)	0.79	(d)	0.79	0.79	0.79	0.81	0.81
Ratio of net investment income to average net assets (%)	4.59	(d)	2.14	1.93	1.95	1.88	2.12
Portfolio turnover rate (%)	19	(c)	43	36	50	49	45
Net assets, end of period (in millions)	$1,843.1		$1,670.5	$2,009.0	$1,882.2	$1,722.4	$1,903.6

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.88		$16.56	$12.91	$13.17	$15.66	$18.84

Income (Loss) from Investment Operations
Net investment income (a)	0.28		0.29	0.25	0.21	0.25	0.32
Net realized and unrealized gain (loss)	1.21		(4.05)	3.65	0.66	(0.75)	(1.29)

Total income (loss) from investment operations	1.49		(3.76)	3.90	0.87	(0.50)	(0.97)

Less Distributions
Distributions from net investment income	(0.29)		(0.27)	(0.25)	(0.27)	(0.48)	(0.44)
Distributions from net realized capital gains	(1.04)		(0.65)	0.00	(0.86)	(1.51)	(1.77)

Total distributions	(1.33)		(0.92)	(0.25)	(1.13)	(1.99)	(2.21)

Net Asset Value, End of Period	$12.04		$11.88	$16.56	$12.91	$13.17	$15.66

Total Return (%) (b)	12.98	(c)	(23.97)	30.43	8.18	(4.52)	(5.79)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06	(d)	1.06	1.06	1.06	1.08	1.08
Net ratio of expenses to average net assets (%) (e)	1.04	(d)	1.04	1.04	1.04	1.06	1.06
Ratio of net investment income to average net assets (%)	4.31	(d)	1.92	1.66	1.73	1.64	1.88
Portfolio turnover rate (%)	19	(c)	43	36	50	49	45
Net assets, end of period (in millions)	$1,017.2		$941.9	$1,280.2	$1,136.3	$1,163.9	$1,287.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.99		$16.70	$13.02	$13.27	$15.77	$18.95

Income (Loss) from Investment Operations
Net investment income (a)	0.29		0.31	0.27	0.22	0.26	0.34
Net realized and unrealized gain (loss)	1.23		(4.09)	3.67	0.67	(0.75)	(1.29)

Total income (loss) from investment operations	1.52		(3.78)	3.94	0.89	(0.49)	(0.95)

Less Distributions
Distributions from net investment income	(0.31)		(0.28)	(0.26)	(0.28)	(0.50)	(0.46)
Distributions from net realized capital gains	(1.04)		(0.65)	0.00	(0.86)	(1.51)	(1.77)

Total distributions	(1.35)		(0.93)	(0.26)	(1.14)	(2.01)	(2.23)

Net Asset Value, End of Period	$12.16		$11.99	$16.70	$13.02	$13.27	$15.77

Total Return (%) (b)	13.07	(c)	(23.86)	30.52	8.31	(4.45)	(5.67)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	(d)	0.96	0.96	0.96	0.98	0.98
Net ratio of expenses to average net assets (%) (e)	0.94	(d)	0.94	0.94	0.94	0.96	0.96
Ratio of net investment income to average net assets (%)	4.41	(d)	2.05	1.75	1.83	1.75	1.98
Portfolio turnover rate (%)	19	(c)	43	36	50	49	45
Net assets, end of period (in millions)	$90.8		$85.4	$125.7	$107.4	$113.1	$129.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Harris Oakmark International Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-13

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-14

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $87,283,831. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $33,032,631. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

BHFTI-15

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized depreciation on forward foreign currency exchange contracts	$500,298

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under a master netting agreement (“MNA”)(see Note 4), or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount*

State Street Bank and Trust	$500,298	$—	$—	$500,298

*	Net amount represents the net amount receivable from the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$2,973,771

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$(1,884,089)

BHFTI-16

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$59,840,126

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

BHFTI-17

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$537,210,337	$0	$557,716,277

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$11,154,367	0.850%	First $100 million
	0.800%	$100 million to $1 billion
	0.750%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Harris Associates L.P. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	Over $1 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

BHFTI-18

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$3,383,733,190

Gross unrealized appreciation	132,840,258
Gross unrealized depreciation	(492,578,878)

Net unrealized appreciation (depreciation)	$(359,738,620)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$60,357,633	$57,800,237	$126,904,526	$—	$187,262,159	$57,800,237

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$74,198,213	$218,658,234	$(614,452,240)	$—	$(321,595,793)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses

BHFTI-19

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B shares of the Invesco Balanced-Risk Allocation Portfolio returned 10.83%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 12.03%.

MARKET ENVIRONMENT / CONDITIONS

Global markets staged an impressive recovery in the first half of 2019 with all three major asset classes finishing with positive returns. The rally was propelled by optimism over U.S.-China trade relations and a dovish turn in central bank policy that saw the Federal Reserve (the “Fed”) set the table for interest rate cuts by halting its planned interest rate increases as well as the reduction of its balance sheet. The European Central Bank (the “ECB”) also reversed course by shelving plans for future rate increases, while in June, Mario Draghi left no room for doubt when he stated the ECB’s intention to cut interest rates and relaunch asset-buying programs if measures of inflation remain low. China also announced a major stimulus package that saw reductions in Value-Added Taxes (“VAT”) and social security taxes, while monetary authorities targeted reserve ratios to encourage banks to extend loans.

Stocks outpaced bonds and commodities with most equity markets up double-digits. Bond prices also found support from the dovish turn by central banks, who revised down prospects for growth and inflation, while weak manufacturing data and concerns over corporate profits added further safe-haven demand. Commodities also advanced, led by strong gains in energy.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Balanced-Risk Allocation Portfolio strategically balances the amount of risk exposure to equities, fixed income and commodities and targets an overall strategic risk level of 8%. This is intended to limit the impact of surprise outcomes on the Portfolio. Secondarily, the Portfolio tactically shifts from the strategic equal risk in order to emphasize those assets that are more likely to outperform cash on a monthly basis. A tactical allocation is applied at the individual asset level and aggregated with the strategic allocation allowing the Portfolio risk target to fluctuate between 6% and 10%.

Within the Portfolio’s strategic allocation, the largest contribution came from stocks as all six of the markets in the universe provided gains. Equity markets registered their largest advances in January and June on the back of dovish central bank forward guidance, with the only stumble occurring in May due to signs of slowing global growth and a breakdown in the trade negotiations between the U.S. and China. Five of the six markets had double-digit gains, led by Europe, as the region represented the deepest value play against a steep recovery. U.S. large- and small-cap stocks followed Europe’s rise as cyclical sectors such as Technology and Industrials led their advance. The diversified global revenues of the U.K. stock market have continued to help support their market as the Brexit saga continues to drag on. Hong Kong stocks also rallied but mass public protests in June over China’s attempt to pass an extradition law highlight that even Asia is not immune from the fractured political climate plaguing the globe. Japanese stocks advanced modestly despite the improved sentiment provided by central banks. Japan’s export focus continues to be its biggest challenge as global trade is slowing and causing reductions to earnings forecasts, while domestic consumption remains sluggish.

Bond markets provided investors a contrasting view of the underlying economy versus exuberant stock markets. The Portfolio’s bond exposures contributed to performance during the first half of 2019 as well, but the big story was the inversion of global yield curves, especially in the U.S., which is the strongest of the major global economies. The flight-to-safety trade saw the U.S. yield curve temporarily invert in March and then again in May, signaling recession risk as the 10-year Treasury yield continued to decline and slipped below 2% in June. Australia saw the best returns as signs of slowing growth in China began to impact the natural resource-focused economy. In June, the Reserve Bank of Australia cut interest rates for the first time in three years to a record low 1.25% while the yield on the 10-year bond reached an all-time low that now resides below 1.50%. Canadian yields also fell as the Bank of Canada took a slightly more hawkish tone as it views the current slowdown as temporary while remaining data dependent. In March, German 10-year yields reached negative levels for the first time since 2016 as a multi-month decline in manufacturing data raised the risk of a recession. The 10-year German bund also reached an all-time low during the second quarter and currently resides below -30 basis points. The outlook for Europe is made more uncertain by Mario Draghi’s departure from the ECB in October. Arguably, his actions have been the most aggressive across major central banks since the 2008 Financial Crisis but also the least effective. As with stocks, Japanese bonds were the lowest performer, with yields on Japanese 10-year yield declining to levels last seen near their record negative lows in 2016.

The Portfolio’s exposure to commodities also added to results as natural resource markets experienced higher prices during the first half of 2019 mainly due to the large gains in Energy and select exposures in Metals and Agriculture. The main factors impacting commodity prices continue to be the ongoing trade conflict between the U.S. and China, the strength of the U.S. dollar and concerns about demand given lower global growth. Energy exposure generated the largest gains as oil and distillate delivered double-digit returns, with oil and gasoline exposures up over 20%. Energy’s largest gains came early in the year, when enthusiasm was greatest for trade resolution and central banks made their policy reversal. Oil prices were boosted by supply concerns as the Organization of the Petroleum Exporting Countries (“OPEC”) maintained its commitment to production cuts, while sanctions on Iran and the ongoing economic collapse in Venezuela have removed a significant number of barrels from global supply. Gasoline prices were sparked by higher oil prices and reduced output as U.S. refineries were required to convert to summer formula in the early spring. Natural gas sat out the rally as excess supply converged with lower demand due to temperate weather in the

BHFTI-1

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

U.S. Agriculture prices were weighed down by trade conflict and U.S. dollar strength. Corn and wheat countered the downtrend as their prices spiked in the second quarter due to excessively wet weather in the U.S. Midwest that has delayed and even prevented planting. Cotton was one of the worst performers as it was dually impacted by rising supply and impact from trade tariffs. Lean hogs shared cotton’s double-digit declines as demand has plummeted due to a virus affecting herds in China. Industrial metals prices were mixed as early year optimism on trade and reduced inventories supported copper, while rising global output hindered aluminum. Gold was the stellar performer to close out the first half as lower interest rates reduced real yields, causing the metal to reach six-year highs in U.S. dollar terms. Silver did not share the safe-haven gains as its crossover use as an economically sensitive industrial metal weighed on its price.

The tactical allocation process also aided returns as gains in bonds and commodities overcame losses in stocks. Tactical bond shifts were the largest contributor due to a consistent overweight during the first half of 2019. Tactical commodity moves benefited from a defensive posture as underweights to agriculture, industrial metals and natural gas were able to overcome an early year underweight to oil and distillates. Tactical allocations to stocks detracted mainly due to an overweight going into May as equity markets corrected.

The Balanced-Risk Allocation Portfolio is principally implemented with derivative instruments that include futures, commodity-linked notes and total return swaps. Therefore, all or most of the performance of the strategy, both positive and negative, can be attributed to these instruments. The derivatives performed as expected. Derivatives can be a more liquid and cost-effective way to gain exposure to asset classes. Additionally, the leverage used in the strategy is inherent in these instruments.

As of June 30, 2019, tactical positioning was overweight Europe, Japan, the U.K. and U.S. large-cap equities. Hong Kong and U.S. small caps were underweight. Across government bonds markets, Australia, Canada, U.K. and U.S. bonds were overweight. Germany and Japan were excluded from the Portfolio, both strategically and tactically. In commodities, every exposure was underweight except for gold, which was neutral.

Scott Wolle

Mark Ahnrud

Chris Devine

Scott Hixon

Christian Ulrich

Portfolio Managers

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[2]
Invesco Balanced-Risk Allocation Portfolio
Class B	10.83	3.96	3.91	4.75
Dow Jones Moderate Index	12.03	5.72	5.32	7.14

1 The Dow Jones Moderate Index is a total return index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 Inception date of the Class B shares is 4/23/2012. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Exposures by Asset Class*

% of Net Assets
Global Developed Bonds	73.6
Global Developed Equities	35.5
Commodities - Production Weighted	24.8

*	The percentages noted above are based on the notional amounts by asset class as a percentage of net assets

BHFTI-3

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Balanced-Risk Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B (a)	Actual	0.89%	$1,000.00	$1,108.30	$4.65
	Hypothetical*	0.89%	$1,000.00	$1,020.38	$4.46

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019

U.S. Treasury & Government Agencies—4.7% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—4.7%
U.S. Treasury Floating Rate Notes 2.096%, 3M USTBMM + 0.000%, 01/31/20 (a)	11,050,000	$11,044,170
2.129%, 3M USTBMM + 0.033%, 04/30/20 (a)	29,992,000	29,972,507
2.139%, 3M USTBMM + 0.043%, 07/31/20 (a)	28,160,000	28,134,766

Total U.S. Treasury & Government Agencies (Cost $69,202,000)		69,151,443

Municipals—3.7%
Maumelle Arkansas Industrial Development, Revenue Bond 2.380%, 08/01/45 (144A) (a)	20,000,000	20,000,000
New York State Housing Finance Agency, Revenue Bonds 2.480%, 05/01/50 (a)	17,200,000	17,200,000
2.540%, 11/01/49 (a)	18,000,000	18,000,000

Total Municipals (Cost $55,200,000)		55,200,000

Commodity-Linked Securities—1.9%
Canadian Imperial Bank of Commerce Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 08/23/19 (144A) (a)	7,570,000	6,543,417
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 03/20/20 (144A) (a)	13,900,000	13,270,808
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 08/30/19 (144A) (a)	10,050,000	8,815,585

Total Commodity-Linked Securities (Cost $31,520,000)		28,629,810

Short-Term Investments—87.7%

Certificate of Deposit—3.7%
Bank of Montreal 2.582%, 1M LIBOR + 0.180%, 05/01/20 (a)	30,000,000	30,007,318
Canadian Imperial Bank of Commerce 2.589%, 1M LIBOR + 0.170%, 05/07/20 (a)	25,000,000	24,985,050

		54,992,368

Commercial Paper—57.8%
Albion Capital Corp. 2.430%, 08/28/19 (b)	20,000,000	19,919,039
American Honda Finance Corp. 2.500%, 07/18/19 (b)	40,000,000	39,947,778
Anglesea Funding plc 2.639%, 1M LIBOR + 0.150%, 08/28/19 (144A) (a)	21,000,000	20,999,998
Apple, Inc. 2.470%, 07/24/19 (b)	40,000,000	39,932,689
ASB Finance, Ltd. 2.755%, 3M LIBOR + 0.220%, 11/12/19 (144A) (a)	20,000,000	20,011,463

Commercial Paper—(Continued)
Banco Del Estado De Chile 2.370%, 10/15/19	32,000,000	32,008,347
Cancara Asset Securitisation LLC 2.560%, 08/12/19 (b)	12,000,000	11,964,975
Chevron Corp. 2.250%, 09/12/19 (144A) (b)	3,000,000	2,985,402
2.450%, 07/08/19 (b)	39,000,000	38,974,931
Citibank N.A 2.620%, 09/13/19 (b)	20,000,000	20,010,835
Citigroup Global Markets, Inc. 2.350%, 02/04/20 (b)	15,000,000	14,789,497
Coca-Cola Co. (The) 2.520%, 07/09/19 (144A) (b)	31,189,000	31,166,652
Collateralized Commercial Paper II Co. 2.785%, 3M LIBOR + 0.220%, 08/05/19 (144A) (a)	30,000,000	30,014,520
Concord Minutemen Capital Co. LLC 2.590%, 09/11/19 (144A)	20,000,000	20,006,300
Crown Point Capital LLC 2.610%, 08/06/20 (144A)	30,000,000	30,006,514
Exxon Mobil Corp. Zero Coupon, 07/01/19	40,000,000	39,992,317
Glencove Funding LLC 2.584%, 1M LIBOR + 0.180%, 02/18/20 (144A) (a)	10,000,000	10,000,001
Intel Corp. 2.380%, 07/10/19 (b)	5,500,000	5,495,736
Kells Funding LLC 2.480%, 08/26/19 (144A) (b)	17,000,000	16,935,585
Liberty Funding LLC 2.390%, 10/10/19 (144A) (b)	40,000,000	39,728,907
Merck & Co., Inc. 2.400%, 07/22/19 (144A) (b)	35,000,000	34,946,333
Nestle Capital Corp. 2.450%, 07/16/19 (144A) (b)	30,000,000	29,965,950
Nestle Finance International, Ltd. 2.510%, 07/16/19 (b)	10,000,000	9,988,650
NRW Bank 2.290%, 09/19/19 (144A) (b)	10,000,000	9,947,549
Old Line Funding LLC 2.250%, 12/17/19 (144A) (b)	40,000,000	39,568,089
Oversea-Chinese Banking Corp., Ltd. 2.450%, 07/12/19 (b)	25,000,000	24,976,764
PepsiCo, Inc. 2.270%, 07/22/19 (144A) (b)	20,000,000	19,968,800
2.410%, 07/11/19 (b)	26,500,000	26,477,540
Siemens Capital Co. LLC 2.310%, 07/25/19 (b)	26,300,000	26,254,041
Sumitomo Mitsui Banking Corp., New York 2.570%, 10/01/19	14,000,000	14,016,563
Toronto-Dominion Bank 2.670%, 1M LIBOR + 0.230%, 10/03/19 (a)	30,000,000	30,001,203
Total Capital Canada, Ltd.
2.460%, 08/28/19 (144A) (b)	16,000,000	15,935,774
2.500%, 07/03/19 (144A) (b)	24,000,000	23,991,997
Unilever Capital Corp. 2.400%, 09/16/19 (144A) (b)	20,000,000	19,895,867

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—(Continued)
Walmart, Inc. 2.300%, 07/31/19 (144A) (b)	19,500,000	$19,458,333
Westpac Banking Corp. 2.740%, 3M LIBOR + 0.180%, 11/08/19 (144A) (a)	30,000,000	30,028,890

		860,313,829

Mutual Funds—17.7%
STIC (Global Series) plc—U.S. Dollar Liquidity Portfolio, Institutional Class 2.530% (c) (d)	177,004,255	177,004,255
STIT-Government & Agency Portfolio, Institutional Class 2.323% (c) (d)	51,799,919	51,799,919
STIT-Treasury Portfolio, Institutional Class 2.301% (c) (d)	34,533,280	34,533,280

		263,337,454

U.S. Treasury—8.5%
U.S. Treasury Bills 2.170%, 11/29/19 (b) (e)	63,200,000	62,655,507
2.375%, 11/07/19 (b)	35,500,000	35,238,905
2.461%, 07/11/19 (b) (e)	28,500,000	28,484,627

		126,379,039

Total Short-Term Investments (Cost $1,304,931,102)		1,305,022,690

Total Investments—98.0% (Cost $1,460,853,102)		1,458,003,943
Other assets and liabilities (net)—2.0%		30,317,769

Net Assets—100.0%		$1,488,321,712

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of June 30, 2019.
(d)	Affiliated Issuer. (See Note 8 of the Notes to Consolidated Financial Statements for a summary of transactions in securities of affiliated issuers.)
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2019, the market value of securities pledged was $39,553,114.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $514,192,734, which is 34.5% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/16/19	3,897	AUD	559,804,557	$3,486,649
Brent Crude Oil Futures	08/30/19	426	USD	27,413,100	1,592,426
Canada Government Bond 10 Year Futures	09/19/19	3,315	CAD	473,812,950	3,975,961
Euro STOXX 50 Index Futures	09/20/19	2,330	EUR	80,757,800	2,580,285
FTSE 100 Index Futures	09/20/19	1,152	GBP	84,890,880	851,831
Hang Seng Index Futures	07/30/19	391	HKD	557,272,750	745,890
New York Harbor ULSD Futures	11/29/19	87	USD	7,167,321	351,757
RBOB Gasoline Futures	07/31/19	407	USD	32,420,480	2,608,606
Russell 2000 Index E-Mini Futures	09/20/19	840	USD	65,818,200	1,422,460
S&P 500 Index E-Mini Futures	09/20/19	502	USD	73,899,420	1,426,778
Silver Futures	09/26/19	295	USD	22,627,975	(108,255)
TOPIX Index Futures	09/12/19	815	JPY	12,640,650,000	1,043,901
U.S. Treasury Long Bond Futures	09/19/19	1,026	USD	159,639,188	4,981,472
United Kingdom Long Gilt Bond Futures	09/26/19	1,091	GBP	142,157,300	1,683,125
WTI Light Sweet Crude Oil Futures	12/19/19	242	USD	13,965,820	1,001,659

Net Unrealized Appreciation					$27,644,545

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.450%	Monthly	02/13/20	BBP	Barclays Commodity Strategy 1737 Excess Return Index (a)	USD	7,152,697	$(105,356)	$—	$(105,356)
Pay	0.330%	Monthly	10/23/19	BBP	Barclays Copper Excess Return Index	USD	16,087,091	418,053	—	418,053
Pay	0.300%	Monthly	04/13/20	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	27,750,678	564,186	—	564,186
Pay	0.470%	Monthly	02/14/20	CG	Cargill 11 Commodity Index (b)	USD	37,713,508	—	—	—
Pay	0.120%	Monthly	06/04/20	CG	Cargill Gold Index 1	USD	8,036,604	—	—	—
Pay	0.400%	Monthly	02/12/20	GSI	Goldman Sachs Alpha Basket 1103 Excess Return Strategy (c)	USD	37,127,584	543,097	—	543,097
Pay	0.250%	Monthly	04/27/20	JPMC	JPMorgan Contag Gas Oil Class A Excess Return Index	USD	7,292,241	186,900	—	186,900
Pay	0.250%	Monthly	11/12/19	MLI	MLCX Natural Gas Excess Return Index	USD	3,127,582	—	—	—
Pay	0.140%	Monthly	06/19/20	MLI	Merrill Lynch Gold Excess Return Index	USD	27,602,064	—	—	—
Pay	0.380%	Monthly	10/15/19	MSC	S&P GSCI Alminum Dynamic Roll Index	USD	9,422,179	212,510	—	212,510
Pay	0.090%	Monthly	10/15/19	JPMC	S&P GSCI Gold Official Close Index	USD	22,195,847	(70,430)	—	(70,430)

Totals								$1,748,960	$—	$1,748,960

Cash in the amount of $870,000 has been received at the custodian bank as collateral for OTC swap contracts.

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Barclays Bank plc, as of June 30, 2019:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$1,419,809	19.9%
Sugar No. 11	1,397,637	19.5%
Soybean Meal	1,370,457	19.2%
Soybean	1,346,853	18.8%
Wheat	356,920	5.0%
Soybean Oil	338,323	4.7%
Corn No. 2 Yellow	328,309	4.6%
Coffee “C”	319,010	4.5%
Live Cattle	230,317	3.2%
Lean Hogs	45,062	0.6%

	$7,152,697	100.0%

(b)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Cargill, Inc., as of June 30, 2019:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$7,486,131	19.9%
Sugar No. 11	7,369,220	19.5%
Soybean Meal	7,225,908	19.2%
Soybean	7,101,454	18.8%
Wheat	1,881,904	5.0%
Soybean Oil	1,783,849	4.7%
Corn No. 2 Yellow	1,731,050	4.6%
Coffee “C”	1,682,022	4.5%
Live Cattle	1,214,375	3.2%
Lean Hogs	237,595	0.6%

	$37,713,508	100.0%

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019

Swap Agreements—(Continued)

(c)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of June 30, 2019:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$7,369,826	19.9%
Sugar No. 11	7,254,730	19.5%
Soybean Meal	7,113,645	19.2%
Soybean	6,991,124	18.8%
Wheat	1,852,666	5.0%
Soybean Oil	1,756,135	4.7%
Corn No. 2 Yellow	1,704,156	4.6%
Coffee “C”	1,655,890	4.5%
Live Cattle	1,195,508	3.2%
Lean Hogs	233,904	0.6%

	$37,127,584	100.0%

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MLI)—	Merrill Lynch International
(MSC)—	Morgan Stanely Capital Services, LLC

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$69,151,443	$—	$69,151,443
Total Municipals	—	55,200,000	—	55,200,000
Total Commodity-Linked Securities	—	28,629,810	—	28,629,810
Short-Term Investments
Certificate of Deposit	—	54,992,368	—	54,992,368
Commercial Paper	—	860,313,829	—	860,313,829
Mutual Funds	263,337,454	—	—	263,337,454
U.S. Treasury	—	126,379,039	—	126,379,039
Total Short-Term Investments	263,337,454	1,041,685,236	—	1,305,022,690
Total Investments	$263,337,454	$1,194,666,489	$—	$1,458,003,943

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$27,752,800	$—	$—	$27,752,800
Futures Contracts (Unrealized Depreciation)	(108,255)	—	—	(108,255)
Total Futures Contracts	$27,644,545	$—	$—	$27,644,545
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,924,746	$—	$1,924,746
OTC Swap Contracts at Value (Liabilities)	—	(175,786)	—	(175,786)
Total OTC Swap Contracts	$—	$1,748,960	$—	$1,748,960

*	See Consolidated Schedule of Investments for additional detailed categorizations.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2019

Assets
Investments at value (a)	$1,194,666,489
Affiliated investments at value (b)	263,337,454
Cash collateral (c)	25,432,000
OTC swap contracts at market value	1,924,746
Receivable for:
OTC swap contracts	1,663,276
Fund shares sold	2,781
Interest	1,467,227
Dividends from affiliated investments	149,429
Variation margin on futures contracts	1,754,583

Total Assets	1,490,397,985
Liabilities
OTC swap contracts at market value	175,786
Payables for:
Fund shares redeemed	392,071
Interest on OTC swap contracts	37,318
Accrued Expenses:
Management fees	727,898
Distribution and service fees	302,250
Deferred trustees’ fees	116,505
Other expenses	324,445

Total Liabilities	2,076,273

Net Assets	$1,488,321,712

Net Assets Consist of:
Paid in surplus	$1,394,970,146
Distributable earnings (Accumulated losses)	93,351,566

Net Assets	$1,488,321,712

Net Assets
Class B	$1,488,321,712
Capital Shares Outstanding*
Class B	153,074,158
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.72

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,197,515,648.
(b)	Identified cost of affiliated investments was $263,337,454.
(c)	Includes collateral of $17,340,000 for futures contracts and $8,092,000 for OTC swap contracts.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2019

Investment Income
Dividends from affiliated investments	$3,116,762
Interest	14,693,398

Total investment income	17,810,160
Expenses
Management fees	4,620,838
Administration fees	59,349
Custodian and accounting fees	79,157
Distribution and service fees—Class B	1,822,039
Audit and tax services	43,431
Legal	24,460
Trustees’ fees and expenses	31,324
Shareholder reporting	35,187
Insurance	5,121
Miscellaneous	8,885

Total expenses	6,729,791
Less management fee waiver	(227,144)

Net expenses	6,502,647

Net Investment Income	11,307,513

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	(1,307,363)
Futures contracts	110,666,464
Swap contracts	(4,771,782)
Foreign currency transactions	30,379

Net realized gain	104,617,698

Net change in unrealized appreciation (depreciation) on:
Investments	547,216
Futures contracts	26,176,181
Swap contracts	7,291,884
Foreign currency transactions	(220,767)

Net change in unrealized appreciation	33,794,514

Net realized and unrealized gain	138,412,212

Net Increase in Net Assets From Operations	$149,719,725

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$11,307,513	$16,282,833
Net realized gain (loss)	104,617,698	(87,473,868)
Net change in unrealized appreciation (depreciation)	33,794,514	(29,305,201)

Increase (decrease) in net assets from operations	149,719,725	(100,496,236)

From Distributions to Shareholders
Class B	0	(141,156,137)
From return of capital
Class B	0	(524,081)

Total distributions	0	(141,680,218)

Decrease in net assets from capital share transactions	(77,246,766)	(13,493,665)

Total increase (decrease) in net assets	72,472,959	(255,670,119)

Net Assets
Beginning of period	1,415,848,753	1,671,518,872

End of period	$1,488,321,712	$1,415,848,753

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	902,417	$8,465,119	3,612,528	$34,516,248
Reinvestments	0	0	14,898,025	141,680,218
Redemptions	(9,180,071)	(85,711,885)	(19,849,460)	(189,690,131)

Net decrease	(8,277,654)	$(77,246,766)	(1,338,907)	$(13,493,665)

Decrease derived from capital shares transactions		$(77,246,766)		$(13,493,665)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.77		$10.27		$10.24	$9.18	$10.64	$10.58

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07		0.10		0.02	(0.04)	(0.08)	(0.08)
Net realized and unrealized gain (loss)	0.88		(0.69)		0.94	1.12	(0.32)	0.65

Total income (loss) from investment operations	0.95		(0.59)		0.96	1.08	(0.40)	0.57

Less Distributions
Distributions from net investment income	—		(0.12)		(0.39)	(0.02)	(0.30)	(0.00)
Distributions from net realized capital gains	—		(0.79)		(0.54)	(0.00)	(0.76)	(0.51)
Distributions from return of capital	—		(0.00	)(b)	—	—	—	—

Total distributions	—		(0.91)		(0.93)	(0.02)	(1.06)	(0.51)

Net Asset Value, End of Period	$9.72		$8.77		$10.27	$10.24	$9.18	$10.64

Total Return (%) (c)	10.83	(d)	(6.43)		10.00	11.72	(4.20)	5.58

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	(e)	0.92		0.91	0.92	0.92	0.94
Gross ratio of expenses to average net assets excluding interest expense (%)	0.92	(e)	0.92		0.91	0.92	0.92	0.93
Net ratio of expenses to average net assets (%) (f) (g)	0.89	(e)	0.89		0.88	0.89	0.89	0.91
Net ratio of expenses to average net assets excluding interest expense (%) (f) (g)	0.89	(e)	0.89		0.88	0.89	0.89	0.90
Ratio of net investment income (loss) to average net assets (%)	1.55	(e)	1.04		0.15	(0.40)	(0.76)	(0.78)
Portfolio turnover rate (%)	9	(d)	103		81	137	40	44
Net assets, end of period (in millions)	$1,488.3		$1,415.8		$1,671.5	$1,527.2	$1,287.2	$1,351.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017 (see Note 7 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Balanced-Risk Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered one class of shares: Class B shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—Invesco Balanced-Risk Allocation Portfolio, Ltd.

The Portfolio may invest up to 25% of its total assets in the Invesco Balanced-Risk Allocation Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary’s inception date is April 23, 2012 and it may invest in commodity derivatives, exchange-traded notes, exchange-traded funds, cash and cash equivalents, including money market funds affiliated with Invesco Advisers, Inc. (the “Subadviser”). Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by the Subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2019, the Portfolio held $350,240,691 in the Subsidiary, representing 23.50% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Investments in unregistered open-end management investment companies are reported at NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy provided the NAV is observable, calculated daily and are the value at which both purchases and sales will be conducted.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

BHFTI-14

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to distributions from return of capital and controlled foreign corporations adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it. The Portfolio had no outstanding repurchase agreements at June 30, 2019.

BHFTI-15

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

4. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity futures, interest rate futures and commodity futures were used for investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These

BHFTI-16

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Equity Swaps: Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked-to-market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	$14,127,207
Equity	Unrealized appreciation on futures contracts (a) (b)	8,071,145
Commodity	OTC swap contracts at market value (c)	1,924,746	OTC swap contracts at market value (c)	$175,786
	Unrealized appreciation on futures contracts (a) (b)	5,554,448	Unrealized depreciation on futures contracts (a) (b)	108,255

Total		$29,677,546		$284,041

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Excludes OTC swap interest payable of $37,318.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$418,053	$(105,356)	$—	$312,697
Canadian Imperial Bank of Commerce	564,186	—	—	564,186
Goldman Sachs International	543,097	—	(110,000)	433,097
JPMorgan Chase Bank N.A.	186,900	(70,430)	—	116,470
Morgan Stanely Captial Services, LLC	212,510	—	(212,510)	—

	$1,924,746	$(175,786)	$(322,510)	$1,426,450

BHFTI-17

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank plc	$105,356	$(105,356)	$—	$—
JPMorgan Chase Bank N.A.	70,430	(70,430)	—	—

	$175,786	$(175,786)	$—	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Total
Futures contracts	$75,562,792	$33,876,050	$1,227,622	$110,666,464
Swap contracts	—	178,590	(4,950,372)	(4,771,782)

	$75,562,792	$34,054,640	$(3,722,750)	$105,894,682

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Total
Futures contracts	$(8,972,021)	$21,885,854	$13,262,348	$26,176,181
Swap contracts	—	(4,902)	7,296,786	7,291,884

	$(8,972,021)	$21,880,952	$20,559,134	$33,468,065

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$1,840,408,166
Swap contracts	231,465,926

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into

BHFTI-18

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or Master Repurchase Agreements (“MRAs”), which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$33,900,000	$0	$13,122,512

BHFTI-19

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$4,620,838	0.675%	First $250 million
	0.650%	$250 million to $750 million
	0.625%	$750 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - The Subadviser agreed to waive the subadvisory fee it receives in an amount equal to any advisory fee it also receives due to the Portfolio’s investment in any investment company, unit investment trust or other collective investment fund, registered or nonregistered, for which the Subadviser or any of its affiliates serves as investment adviser. The Adviser agreed to waive a portion of the management fee related to the Subadviser’s waiving of its subadvisory fee on funds where the Subadviser or any of its affiliates serves as investment adviser. Amounts waived for the six months ended June 30, 2019 are included in the total amount shown as a management fee waiver in the Consolidated Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. The Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $56,318 was waived in the aggregate for the six months ended June 30, 2019 and is reflected in the total amount shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

BHFTI-20

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

8. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2019 is as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Ending Value as of June 30, 2019	Income earned from affiliates during the period	Number of shares held at June 30, 2019
STIC (Global Series) plc—U.S. Dollar Liquidity Portfolio, Institutional Class	$145,786,119	$181,864,389	$(150,646,253)	$177,004,255	$2,026,682	177,004,255
STIT-Government & Agency Portfolio, Institutional Class	45,378,742	158,053,143	(151,631,966)	51,799,919	688,519	51,799,919
STIT-Treasury Portfolio Institutional Class	30,252,495	105,368,762	(101,087,977)	34,533,280	401,561	34,533,280

	$221,417,356	$445,286,294	$(403,366,196)	$263,337,454	$3,116,762

9. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,460,853,105

Gross unrealized appreciation	29,870,385
Gross unrealized depreciation	(3,326,042)

Net unrealized appreciation (depreciation)	$26,544,343

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2018	2017	2018	2017	2018	2017	2018	2017
$103,355,226	$97,657,989	$37,800,911	$49,301,533	$524,081	$—	$141,680,218	$146,959,522

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$—	$—	$(7,881,843)	$(48,385,159)	$(56,267,002)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had short-term accumulated capital losses of $32,589,801 and long-term accumulated capital losses of $15,795,358.

BHFTI-21

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Report of Independent Registered Public Accounting Firm

To the Shareholders of Invesco Balanced-Risk Allocation Portfolio and the Board of Trustees of Brighthouse Funds Trust I:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of the Invesco Balanced-Risk Allocation Portfolio and subsidiary (the “Portfolio”), one of the portfolios constituting the Brighthouse Funds Trust I, as of June 30, 2019, the related consolidated statement of operations for the six months then ended, the consolidated statements of changes in net assets for the six months then ended and the year December 31, 2018, and the consolidated financial highlights for the six months then ended and each of the five years in the period ended December 31, 2018, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Invesco Balanced-Risk Allocation Portfolio and subsidiary of the Brighthouse Funds Trust I as of June 30, 2019, the results of their operations for the six month period then ended, the changes in their net assets for the six months then ended and the year ended December 31, 2018, and the consolidated financial highlights for the six months then ended and each of the five years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements and consolidated financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 23, 2019

We have served as the auditor of one or more of the Brighthouse investment companies since 1983.

BHFTI-22

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the Invesco Comstock Portfolio returned 14.84% and 14.76%, respectively. The Portfolio’s benchmark, the Russell 1000 Value Index1, returned 16.24%.

MARKET ENVIRONMENT / CONDITIONS

U.S. equities enjoyed historically strong returns during the first half of 2019, returning 18.54% as measured by the S&P 500 Index. The S&P 500 Index posted the best first half since 1997 and the best June since 1955.

Following a sharp selloff during the fourth quarter of 2018, equity markets rebounded in the first quarter of 2019, fueled by optimism about a potential U.S./China trade deal and the Federal Reserve’s (the “Fed”) indication that there would be no interest rate hikes in 2019, a surprising shift in monetary policy. The Fed’s more accommodative stance provided a supportive environment for equities and fixed income, even as U.S. economic data was mixed and overseas growth appeared to be slowing. Against this backdrop, the S&P 500 Index posted its best first quarter since 1998.

Although the S&P 500 Index posted modest gains for the second quarter, the U.S. stock market experienced increased volatility. After four consecutive months of rising stock markets, the market sold-off in May, along with bond yields and oil prices, as investors weighed the impact of the lingering trade war between the U.S. and China, as well as potential tariffs imposed on Mexico. In addition, economic data showed a slowing domestic and global economy. The S&P 500 Index dropped 6.58% in May. However, in June the equity markets recovered, and the S&P 500 Index posted a 7.05% return. The Fed kept rates unchanged during their June meeting, but signaled a more dovish stance, leading some investors to believe a rate cut may be in store for the future.

For the reporting period as a whole, all sectors posted positive double-digit returns within the Russell 1000 Value Index. Industrials, Financials and Communication Services were the strongest performing sectors.

PORTFOLIO REVIEW / PERIOD END POSITIONING

On the negative side, cash, averaging 6% of the Portfolio’s assets for the period, acted as a large detractor in a strong equity market environment. This would be expected during market rallies.

Weak stock selection within Healthcare also hampered relative returns during the period. Mylan and Sanofi were large relative detractors within the sector. Mylan reported disappointing profits in the 1st and 2nd quarters due to a decline in European sales and price deflation on their generic product lines.

Stock selection within Consumer Discretionary also detracted from relative performance. Carnival Corp. and Gap Inc. were two of the largest detractors in the sector. During the quarter, the U.S. government imposed new restrictions on travel to Cuba, essentially barring cruise operators from docking in the country. Carnival lowered its full year earnings guidance based on these developments, and shares declined accordingly.

On the positive side, strong stock selection within Financials was a large contributor to relative performance. Citigroup and American International Group (AIG) were the top absolute and relative contributors in the sector. Large financial companies have performed well, as investors have benefitted from return of capital back to shareholders via stock buybacks (reducing outstanding shares) and increased dividends.

Stock selection in Energy also boosted relative performance for the period. Anadarko Petroleum was a top contributor within the sector. Shares of Anadarko rose sharply in April after both Chevron and Occidental Petroleum submitted bids to acquire the company. Occidental ultimately prevailed with a $38 billion offer for Anadarko, a 20% premium over Chevron’s bid. The deal is expected to close in the second half of 2019. Anadarko was eliminated from the Portfolio based on rich valuations, which follows the managers’ sell discipline.

Stock selection within Industrials also enhanced relative performance. Johnson Controls International was a strong contributor within the sector, as the company beat earnings’ estimates in both quarters of the period. The stock rallied during the 2nd quarter on the announcement of the earlier than expected closing of Power Solutions business. The company announced their immediate intention to use cash proceeds (which were $200M higher than expected) for repurchases and debt repayment.

We used currency forward contracts during the reporting period for the purpose of hedging currency exposure of non-U.S.-based companies held in the Portfolio. Derivatives were used solely for the purpose of hedging and not for speculative purposes or leverage. The use of currency forward contracts had a positive impact on the Portfolio’s performance relative to the Russell 1000 Value Index for the reporting period.

Being long term investors, our investment view does not change dramatically from calendar year to calendar year. The Portfolio is constructed from the bottom up, and on a stock by stock basis. We do not employ top down analysis, or utilize a thematic approach to portfolio construction. As of June 30, 2019, Financials and Energy were the main themes in the Portfolio and we have invested in these areas on past weakness, which is consistent with our discipline. The Portfolio was overweight Financials, mainly through an overweight to banks and capital markets, both areas that were meaningfully impacted by the credit crisis and the ensuing regulation. Within Energy, the Portfolio’s overweight exposure was primarily tilted toward the large integrated oil companies with a smaller allocation to exploration and production. Beyond Financials and Energy, we continued to

BHFTI-1

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

remain underweight Communication Services and Utilities and have no exposure to Real Estate, as we believed that valuations and fundamentals were generally unattractive.

Kevin C. Holt

Devin E. Armstrong

Charles DyReyes

James Warwick

Portfolio Managers

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Invesco Comstock Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
Invesco Comstock Portfolio
Class A	14.84	0.85	6.39	12.73
Class B	14.76	0.63	6.13	12.45
Russell 1000 Value Index	16.24	8.47	7.46	13.19

1 The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Citigroup, Inc.	5.1
Bank of America Corp.	4.6
JPMorgan Chase & Co.	3.4
Royal Dutch Shell plc - Class A (ADR)	2.5
American International Group, Inc.	2.3
Chevron Corp.	2.1
General Motors Co.	2.1
Cisco Systems, Inc.	2.1
Suncor Energy, Inc.	2.1
BP plc(ADR)	2.1

Top Sectors

% of Net Assets
Financials	27.4
Energy	17.2
Health Care	11.7
Information Technology	7.9
Industrials	7.9
Consumer Staples	7.2
Consumer Discretionary	6.5
Communication Services	4.8
Materials	2.2
Utilities	0.9

BHFTI-3

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Comstock Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.57%	$1,000.00	$1,148.40	$3.04
	Hypothetical*	0.57%	$1,000.00	$1,021.97	$2.86

Class B (a)	Actual	0.82%	$1,000.00	$1,147.60	$4.37
	Hypothetical*	0.82%	$1,000.00	$1,020.73	$4.11

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—93.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Arconic, Inc.	430,504	$11,115,613
Textron, Inc.	455,710	24,170,859

		35,286,472

Automobiles—2.1%
General Motors Co. (a)	1,307,595	50,381,635

Banks—18.0%
Bank of America Corp.	3,779,753	109,612,837
Citigroup, Inc.	1,723,477	120,695,094
Citizens Financial Group, Inc.	790,230	27,942,533
Fifth Third Bancorp	1,087,833	30,350,541
JPMorgan Chase & Co.	723,304	80,865,387
PNC Financial Services Group, Inc. (The)	175,933	24,152,082
Wells Fargo & Co.	719,223	34,033,633

		427,652,107

Biotechnology—1.3%
Gilead Sciences, Inc.	439,029	29,660,799

Building Products—2.0%
Johnson Controls International plc (a)	1,174,088	48,501,575

Capital Markets—5.3%
Bank of New York Mellon Corp. (The)	653,119	28,835,204
Goldman Sachs Group, Inc. (The)	128,624	26,316,470
Morgan Stanley	964,769	42,266,530
State Street Corp.	512,458	28,728,396

		126,146,600

Chemicals—0.8%
CF Industries Holdings, Inc.	385,907	18,025,716

Communications Equipment—2.1%
Cisco Systems, Inc.	919,091	50,301,850

Consumer Finance—0.8%
Ally Financial, Inc.	589,478	18,267,923

Containers & Packaging—1.4%
International Paper Co. (a)	764,461	33,116,450

Diversified Telecommunication Services—1.1%
AT&T, Inc. (a)	804,290	26,951,758

Electric Utilities—0.4%
PG&E Corp. (b)	437,810	10,034,605

Electrical Equipment—2.4%
Eaton Corp. plc	390,721	32,539,245
Emerson Electric Co.	374,818	25,007,857

		57,547,102

Energy Equipment & Services—0.5%
Halliburton Co. (a)	510,271	11,603,563

Food Products—2.0%
Archer-Daniels-Midland Co.	573,756	23,409,245
Bunge, Ltd.	81,820	4,558,192
Danone S.A.	227,111	19,261,367

		47,228,804

Health Care Equipment & Supplies—0.7%
Medtronic plc	181,015	17,629,051

Health Care Providers & Services—4.4%
Anthem, Inc. (a)	169,548	47,848,141
Cardinal Health, Inc. (a)	390,708	18,402,347
CVS Health Corp. (a)	337,936	18,414,132
McKesson Corp. (a)	148,989	20,022,632

		104,687,252

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	899,899	41,890,298

Household Products—2.3%
Kimberly-Clark Corp.	225,731	30,085,428
Reckitt Benckiser Group plc	317,412	25,084,226

		55,169,654

Independent Power and Renewable Electricity Producers—0.5%
Vistra Energy Corp.	487,351	11,033,627

Industrial Conglomerates—0.5%
General Electric Co.	1,109,440	11,649,120

Insurance—3.4%
Allstate Corp. (The)	246,621	25,078,890
American International Group, Inc. (a)	1,023,665	54,540,871

		79,619,761

Internet & Direct Marketing Retail—1.5%
eBay, Inc. (a)	894,345	35,326,627

IT Services—1.0%
Cognizant Technology Solutions Corp. - Class A	368,676	23,370,372

Machinery—1.4%
Caterpillar, Inc.	95,916	13,072,392
Ingersoll-Rand plc	160,888	20,379,683

		33,452,075

Media—3.2%
CBS Corp. - Class B	373,835	18,654,366
Charter Communications, Inc. - Class A (a) (b)	75,350	29,776,813
Comcast Corp. - Class A	647,409	27,372,453

		75,803,632

Oil, Gas & Consumable Fuels—16.7%
BP plc (ADR)	1,180,427	49,223,806
Canadian Natural Resources, Ltd.	840,040	22,650,386

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Chevron Corp.	408,787	$50,869,454
Devon Energy Corp. (a)	1,172,767	33,447,315
Encana Corp.	3,569,386	18,310,950
Exxon Mobil Corp.	80,622	6,178,064
Hess Corp. (a)	613,339	38,989,960
Marathon Oil Corp.	2,637,631	37,480,737
Noble Energy, Inc. (a)	917,713	20,556,771
Occidental Petroleum Corp. (a)	215,491	10,834,887
Royal Dutch Shell plc - Class A (ADR)	898,286	58,451,470
Suncor Energy, Inc.	1,590,313	49,554,153

		396,547,953

Pharmaceuticals—5.3%
Allergan plc	151,419	25,352,083
Bristol-Myers Squibb Co. (a)	548,384	24,869,214
Mylan NV (b)	751,696	14,312,292
Novartis AG	262,841	24,041,279
Pfizer, Inc.	54,890	2,377,835
Sanofi (ADR)	812,162	35,142,250

		126,094,953

Semiconductors & Semiconductor Equipment—3.0%
Intel Corp.	742,387	35,538,066
QUALCOMM, Inc.	461,105	35,076,257

		70,614,323

Software—1.8%
Microsoft Corp.	324,467	43,465,599

Specialty Retail—0.7%
Advance Auto Parts, Inc. (a)	46,168	7,116,336
Gap, Inc. (The) (a)	589,991	10,602,138

		17,718,474

Tobacco—2.9%
Altria Group, Inc.	570,360	27,006,546
Philip Morris International, Inc. (a)	537,669	42,223,147

		69,229,693

Wireless Telecommunication Services—0.5%
Vodafone Group plc	7,178,480	11,774,958

Total Common Stocks (Cost $1,940,000,849)		2,215,784,381

Mutual Fund—0.4%

Investment Company Security—0.4%
Altaba, Inc. (b) (Cost $4,696,860)	134,397	9,323,120

Short-Term Investment—5.8%
Security Description	Principal Amount*	Value

Repurchase Agreement—5.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $138,440,280; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $141,195,648.	138,426,437	$138,426,437

Total Short-Term Investments (Cost $138,426,437)		138,426,437

Securities Lending Reinvestments(c)—13.4%

Bank Note—0.1%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,000,000	2,009,009

Certificates of Deposit—7.4%
ABN AMRO Bank NV Zero Coupon, 07/05/19	9,912,326	9,995,300
Banco Del Estado De Chile New York 2.564%, 1M LIBOR + 0.160%, 11/22/19 (d)	6,500,000	6,500,552
Banco Santander S.A. 2.600%, 07/05/19	3,000,000	3,000,156
Bank of Montreal (Chicago)
2.512%, 1M LIBOR + 0.100%, 10/11/19 (d)	2,000,000	2,000,066
2.751%, 1M LIBOR + 0.330%, 08/06/19 (d)	6,000,000	6,001,722
Bank of Nova Scotia
2.564%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,999,540
2.762%, 3M LIBOR + 0.170%, 01/09/20 (d)	5,000,000	5,003,885
Barclays Bank plc 2.950%, 08/02/19	10,000,000	10,005,260
Canadian Imperial Bank of Commerce
2.644%, 1M LIBOR + 0.250%, 10/15/19 (d)	6,000,000	6,001,974
2.660%, 1M LIBOR + 0.270%, 07/19/19 (d)	4,000,000	4,000,352
Chiba Bank, Ltd. 2.400%, 09/19/19	3,000,000	3,000,060
Commonwealth Bank of Australia 2.621%, 1M LIBOR + 0.210%, 09/13/19 (d)	5,000,000	5,001,600
Cooperative Rabobank UA 2.739%, 3M LIBOR + 0.150%, 01/08/20 (d)	5,000,000	5,001,960
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (d)	10,000,000	10,005,060
Credit Industriel et Commercial
2.590%, 1M LIBOR + 0.160%, 03/05/20 (d)	3,000,000	3,000,222
2.600%, 1M LIBOR + 0.160%, 01/03/20 (d)	2,000,000	2,000,322
2.687%, 3M LIBOR + 0.090%, 10/15/19 (d)	4,000,000	4,001,108
Credit Suisse AG 2.561%, 1M LIBOR + 0.130%, 11/04/19 (d)	2,000,000	1,999,868
Industrial & Commercial Bank of China, Ltd. 2.630%, 08/28/19	4,000,000	4,001,312
KBC Bank NV Zero Coupon, 10/25/19	6,909,000	6,948,443
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 08/09/19	1,986,950	1,994,540
Zero Coupon, 09/24/19	4,970,215	4,971,550
Nationwide Building Society Zero Coupon, 08/01/19	3,470,656	3,492,265

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments(c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Royal Bank of Canada New York
2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	$5,001,445
Shizuoka Bank 2.570%, 08/06/19	3,000,000	3,000,621
Societe Generale 2.723%, 3M LIBOR + 0.200%, 08/21/19 (d)	7,002,752	7,004,179
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (d)	2,000,000	2,000,072
2.660%, 08/23/19	12,000,000	12,005,556
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/06/19	2,959,013	2,992,410
2.600%, 07/05/19	10,000,000	10,000,410
2.689%, 3M LIBOR + 0.100%, 07/08/19 (d)	4,000,000	4,000,288
Toronto-Dominion Bank
2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,001,780
2.611%, 1M LIBOR + 0.180%, 06/03/20 (d)	3,000,000	2,999,935
Wells Fargo Bank N.A. 2.796%, 3M LIBOR + 0.210%, 10/25/19 (d)	3,000,000	3,002,379
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (d)	7,000,000	6,999,961

		176,936,153

Commercial Paper—2.3%
Agricultural Bank of China
2.570%, 09/11/19	3,974,014	3,978,472
2.610%, 08/15/19	6,952,803	6,975,724
Bank of China, Ltd. 2.670%, 07/16/19	5,959,950	5,992,218
China Construction Bank Corp. 2.620%, 09/03/19	1,489,957	1,492,828
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (d)	11,000,000	11,002,783
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	3,944,389	3,989,736
Starbird Funding Corp. 2.600%, 07/01/19	999,802	999,795
Thunder Bay Funding LLC 2.540%, 1M LIBOR + 0.100%, 12/05/19 (d)	3,000,000	3,000,156
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (d)	3,000,000	3,002,925
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,959,450
Westpac Banking Corp. 2.552%, 1M LIBOR + 0.150%, 05/29/20 (d)	3,999,315	4,000,012

		54,394,099

Master Demand Notes—0.5%
Natixis Financial Products LLC 2.610%, OBFR + 0.250%, 07/01/19 (d)	13,000,000	13,000,000

Repurchase Agreements—2.1%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $8,803,029; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $8,977,369.	8,801,342	8,801,342

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $2,518,343; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	$2,500,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $5,038,775; collateralized by various Common Stock with an aggregate market value of $5,501,362.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.760%, due on 08/02/19 with a maturity value of $2,205,903; collateralized by various Common Stock with an aggregate market value of $2,420,000.	2,200,000	2,200,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $15,303,226; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $15,667,740.	15,300,000	15,300,000
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $10,004,978; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $10,943,120.	10,000,000	10,000,000
Societe Generale Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $5,002,431; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $5,387,840.	5,000,000	5,000,000

		48,801,342

Time Deposits—1.0%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	1,000,000
Nordea Bank New York 2.310%, 07/01/19	15,000,000	15,000,000
Royal Bank of Canada 2.500%, 07/01/19	7,000,000	7,000,000

		23,000,000

Total Securities Lending Reinvestments (Cost $318,081,759)		318,140,603

Total Investments—112.9% (Cost $2,401,205,905)		2,681,674,541
Other assets and liabilities (net)—(12.9)%		(306,428,069)

Net Assets—100.0%		$2,375,246,472

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $314,596,206 and the collateral received consisted of cash in the amount of $317,703,665. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	1,516,982	GSI	07/12/19	USD	1,144,018	$14,665

Contracts to Deliver
CAD	49,356,665	GSI	07/12/19	USD	36,694,884	(1,027,068)
CAD	101,230	RBC	07/12/19	USD	75,204	(2,116)
CHF	11,044,908	CIBC	07/12/19	USD	11,102,575	(222,458)
CHF	265,470	CBNA	07/12/19	USD	267,625	(4,578)
CHF	705,399	GSI	07/12/19	USD	708,159	(15,130)
EUR	1,987,359	GSI	07/12/19	USD	2,254,112	(7,621)
EUR	48,233,966	RBC	07/12/19	USD	54,196,119	(697,013)
GBP	33,684,782	CIBC	07/12/19	USD	42,623,762	(176,092)

Net Unrealized Depreciation						$(2,137,411)

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(RBC)—	Royal Bank of Canada

Currencies

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$35,286,472	$—	$—	$35,286,472
Automobiles	50,381,635	—	—	50,381,635
Banks	427,652,107	—	—	427,652,107
Biotechnology	29,660,799	—	—	29,660,799
Building Products	48,501,575	—	—	48,501,575
Capital Markets	126,146,600	—	—	126,146,600
Chemicals	18,025,716	—	—	18,025,716
Communications Equipment	50,301,850	—	—	50,301,850
Consumer Finance	18,267,923	—	—	18,267,923
Containers & Packaging	33,116,450	—	—	33,116,450
Diversified Telecommunication Services	26,951,758	—	—	26,951,758
Electric Utilities	10,034,605	—	—	10,034,605
Electrical Equipment	57,547,102	—	—	57,547,102
Energy Equipment & Services	11,603,563	—	—	11,603,563
Food Products	27,967,437	19,261,367	—	47,228,804
Health Care Equipment & Supplies	17,629,051	—	—	17,629,051
Health Care Providers & Services	104,687,252	—	—	104,687,252
Hotels, Restaurants & Leisure	41,890,298	—	—	41,890,298
Household Products	30,085,428	25,084,226	—	55,169,654
Independent Power and Renewable Electricity Producers	11,033,627	—	—	11,033,627
Industrial Conglomerates	11,649,120	—	—	11,649,120
Insurance	79,619,761	—	—	79,619,761
Internet & Direct Marketing Retail	35,326,627	—	—	35,326,627
IT Services	23,370,372	—	—	23,370,372
Machinery	33,452,075	—	—	33,452,075
Media	75,803,632	—	—	75,803,632
Oil, Gas & Consumable Fuels	396,547,953	—	—	396,547,953
Pharmaceuticals	102,053,674	24,041,279	—	126,094,953
Semiconductors & Semiconductor Equipment	70,614,323	—	—	70,614,323
Software	43,465,599	—	—	43,465,599
Specialty Retail	17,718,474	—	—	17,718,474
Tobacco	69,229,693	—	—	69,229,693
Wireless Telecommunication Services	—	11,774,958	—	11,774,958
Total Common Stocks	2,135,622,551	80,161,830	—	2,215,784,381
Total Mutual Fund*	9,323,120	—	—	9,323,120
Total Short-Term Investment*	—	138,426,437	—	138,426,437
Total Securities Lending Reinvestments*	—	318,140,603	—	318,140,603
Total Investments	$2,144,945,671	$536,728,870	$—	$2,681,674,541

Collateral for Securities Loaned (Liability)	$—	$(317,703,665)	$—	$(317,703,665)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$14,665	$—	$14,665
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,152,076)	—	(2,152,076)
Total Forward Contracts	$—	$(2,137,411)	$—	$(2,137,411)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$2,681,674,541
Cash	138,760
Cash denominated in foreign currencies (c)	432,806
Unrealized appreciation on forward foreign currency exchange contracts	14,665
Receivable for:
Investments sold	13,046,318
Fund shares sold	53,409
Dividends and interest	3,651,139

Total Assets	2,699,011,638
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	2,152,076
Collateral for securities loaned	317,703,665
Payables for:
Investments purchased	1,822,364
Fund shares redeemed	361,826
Accrued Expenses:
Management fees	1,027,977
Distribution and service fees	186,561
Deferred trustees’ fees	138,821
Other expenses	371,876

Total Liabilities	323,765,166

Net Assets	$2,375,246,472

Net Assets Consist of:
Paid in surplus	$1,978,921,342
Distributable earnings (Accumulated losses)	396,325,130

Net Assets	$2,375,246,472

Net Assets
Class A	$1,441,291,001
Class B	933,955,471
Capital Shares Outstanding*
Class A	110,887,113
Class B	72,201,944
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.00
Class B	12.94

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,401,205,905.
(b)	Includes securities loaned at value of $314,596,206.
(c)	Identified cost of cash denominated in foreign currencies was $434,625.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$33,004,685
Interest	836,861
Securities lending income	430,693

Total investment income	34,272,239
Expenses
Management fees	6,598,160
Administration fees	45,505
Custodian and accounting fees	99,602
Distribution and service fees—Class B	1,152,459
Audit and tax services	22,147
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	56,326
Insurance	8,412
Miscellaneous	13,588

Total expenses	8,049,986
Less management fee waiver	(289,097)
Less broker commission recapture	(6,066)

Net expenses	7,754,823

Net Investment Income	26,517,416

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	95,240,191
Foreign currency transactions	(1,835)
Forward foreign currency transactions	2,517,727

Net realized gain	97,756,083

Net change in unrealized appreciation (depreciation) on:
Investments	192,664,870
Foreign currency transactions	18,686
Forward foreign currency transactions	(1,752,741)

Net change in unrealized appreciation	190,930,815

Net realized and unrealized gain	288,686,898

Net Increase in Net Assets From Operations	$315,204,314

(a)	Net of foreign withholding taxes of $892,848.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$26,517,416	$46,601,084
Net realized gain	97,756,083	279,984,474
Net change in unrealized appreciation (depreciation)	190,930,815	(607,941,611)

Increase (decrease) in net assets from operations	315,204,314	(281,356,053)

From Distributions to Shareholders
Class A	(204,567,354)	(130,831,633)
Class B	(131,381,622)	(84,343,748)

Total distributions	(335,948,976)	(215,175,381)

Increase (decrease) in net assets from capital share transactions	256,744,257	(292,247,793)

Total increase (decrease) in net assets	235,999,595	(788,779,227)

Net Assets
Beginning of period	2,139,246,877	2,928,026,104

End of period	$2,375,246,472	$2,139,246,877

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	78,217	$1,115,543	188,226	$2,886,547
Reinvestments	16,222,629	204,567,354	8,446,200	130,831,633
Redemptions	(2,271,536)	(34,524,208)	(22,648,682)	(368,839,298)

Net increase (decrease)	14,029,310	$171,158,689	(14,014,256)	$(235,121,118)

Class B
Sales	924,245	$13,193,040	2,050,059	$31,327,110
Reinvestments	10,468,655	131,381,622	5,466,218	84,343,748
Redemptions	(4,055,274)	(58,989,094)	(10,928,252)	(172,797,533)

Net increase (decrease)	7,337,626	$85,585,568	(3,411,975)	$(57,126,675)

Increase (decrease) derived from capital shares transactions		$256,744,257		$(292,247,793)

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.26		$16.38	$14.66	$13.97	$15.79	$14.58

Income (Loss) from Investment Operations
Net investment income (a)	0.17		0.29	0.26	0.33	0.26	0.30
Net realized and unrealized gain (loss)	1.73		(2.05)	2.29	1.85	(1.08)	1.08

Total income (loss) from investment operations	1.90		(1.76)	2.55	2.18	(0.82)	1.38

Less Distributions
Distributions from net investment income	(0.36)		(0.14)	(0.38)	(0.40)	(0.48)	(0.17)
Distributions from net realized capital gains	(1.80)		(1.22)	(0.45)	(1.09)	(0.52)	0.00

Total distributions	(2.16)		(1.36)	(0.83)	(1.49)	(1.00)	(0.17)

Net Asset Value, End of Period	$13.00		$13.26	$16.38	$14.66	$13.97	$15.79

Total Return (%) (b)	14.84	(c)	(11.91)	18.28	17.64	(5.73)	9.60

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	(d)	0.59	0.58	0.59	0.58	0.58
Net ratio of expenses to average net assets (%) (e) (f)	0.57	(d)	0.56	0.55	0.57	0.56	0.56
Ratio of net investment income to average net assets (%)	2.38	(d)	1.85	1.73	2.43	1.76	1.97
Portfolio turnover rate (%)	12	(c)	19	24	16	15	23 (g)
Net assets, end of period (in millions)	$1,441.3		$1,284.2	$1,815.9	$1,401.0	$1,390.6	$1,587.6

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.18		$16.29	$14.58	$13.90	$15.72	$14.52

Income (Loss) from Investment Operations
Net investment income (a)	0.15		0.25	0.22	0.29	0.23	0.24
Net realized and unrealized gain (loss)	1.73		(2.04)	2.29	1.84	(1.08)	1.10

Total income (loss) from investment operations	1.88		(1.79)	2.51	2.13	(0.85)	1.34

Less Distributions
Distributions from net investment income	(0.32)		(0.10)	(0.35)	(0.36)	(0.45)	(0.14)
Distributions from net realized capital gains	(1.80)		(1.22)	(0.45)	(1.09)	(0.52)	0.00

Total distributions	(2.12)		(1.32)	(0.80)	(1.45)	(0.97)	(0.14)

Net Asset Value, End of Period	$12.94		$13.18	$16.29	$14.58	$13.90	$15.72

Total Return (%) (b)	14.76	(c)	(12.15)	18.02	17.30	(5.97)	9.31

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	(d)	0.84	0.83	0.84	0.83	0.83
Net ratio of expenses to average net assets (%) (e) (f)	0.82	(d)	0.81	0.80	0.82	0.81	0.81
Ratio of net investment income to average net assets (%)	2.13	(d)	1.61	1.48	2.18	1.51	1.60
Portfolio turnover rate (%)	12	(c)	19	24	16	15	23 (g)
Net assets, end of period (in millions)	$934.0		$855.1	$1,112.2	$1,076.8	$1,028.8	$1,213.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017, respectively (see Note 6 of the Notes to Financial Statements).
(g)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2014.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Comstock Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-13

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-14

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $138,426,437. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $48,801,342. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-15

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$14,665	Unrealized depreciation on forward foreign currency exchange contracts	$2,152,076

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$14,665	$(14,665)	$—	$—

BHFTI-16

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Canadian Imperial Bank of Commerce	$398,550	$—	$—	$398,550
Citibank N.A.	4,578	—	—	4,578
Goldman Sachs International	1,049,819	(14,665)	—	1,035,154
Royal Bank of Canada	699,129	—	—	699,129

	$2,152,076	$(14,665)	$—	$2,137,411

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$2,517,727

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$(1,752,741)

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$151,655,191

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

BHFTI-17

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$272,283,527	$0	$344,733,817

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$6,598,160	0.650%	First $500 million
	0.600%	$500 million to $1 billion
	0.525%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Invesco Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$1 billion to $2 billion
0.050%	Over $2 billion

BHFTI-18

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 were $209,270 and are included in the total amount shown as a management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $79,827 was waived in the aggregate for the six months ended June 30, 2019 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

Affiliated Broker - During the six months ended June 30, 2019, the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission
Invesco Capital Markets, Inc.	$5,065

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$2,407,957,401

Gross unrealized appreciation	422,086,106
Gross unrealized depreciation	(150,506,377)

Net unrealized appreciation (depreciation)	$271,579,729

BHFTI-19

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$20,304,711	$67,180,459	$194,870,670	$76,169,094	$215,175,381	$143,349,553

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$64,454,259	$271,698,366	$81,041,123	$—	$417,193,748

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-20

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the Invesco Global Equity Portfolio returned 21.48%, 21.33%, and 21.43%, respectively. The Portfolio’s benchmark, the MSCI All Country World Index1, returned 16.23%.

On May 24, 2019, OppenheimerFunds, Inc. (“Oppenheimer”) merged into Invesco Advisers, Inc., which succeeded Oppenheimer as the subadviser to the Portfolio, and the name of the Portfolio was changed from the Oppenheimer Global Equity Portfolio to the Invesco Global Equity Portfolio.

MARKET ENVIRONMENT / CONDITIONS

Markets rebounded strongly in the first half of 2019, though volatility was higher in the second quarter than in the first as trade tensions and tariff threats took a toll. Despite some evidence of slowing economic activity, perhaps from trade issues, markets were fairly resilient. This may be because interest rates declined quite meaningfully in the first half of 2019. While the macro backdrop showed some signs of weakness, valuations were supported by the very low structure of interest rates. It may bear observation that last year’s market struggles came to the foreground in a rising rate environment, while this year interest rates have come down. In fact, 10-year interest rates were negative in France, Germany, Sweden, the Netherlands, Switzerland, and Japan. In the U.S., the 10-year Treasury Note was just over 2%, down from a high in excess of 3% during 2018.

We found no broad-based developed market bourses to be negative during the six-month period ended June 30, 2019, and few developing markets bourses to be so either. All eleven economic sectors within the MSCI All Country World Index (“ACWI”) posted positive results during the reporting period, with Information Technology being the best performing sector (15.00%), while Materials lagged (4.71%).

PORTFOLIO REVIEW / PERIOD-END POSITIONING

It was a strong six-month period ended June 30, 2019, for the Portfolio on an absolute and relative basis. There were several observable areas that performed well, led by Healthcare, followed by Financials, Industrials, and Information Technology. The Portfolio also exceeded the benchmark performance in the Consumer Discretionary, Consumer Staples, Energy, Utilities and Materials sectors. Just two sectors in the Portfolio trailed that of the benchmark. They were the Real Estate and Communication Services sectors, and both had a minor impact on relative returns.

Three individual holdings each contributed more than 150 basis points of the Portfolio’s absolute return in the first half, led by Airbus SE (Industrials, France), a European aircraft maker; LVMH Moet Hennessy Luis Vuitton SE (Consumer Discretionary, France), a French luxury house; and Facebook, Inc. (Communication Services), a U.S.-based social network. We believe that Airbus SE is a very good business to start with, as it has only one global competitor in Boeing and demand for wide body aircraft is increasing structurally as the emerging world, especially in Asia, travels more. This year Boeing has been troubled by the safety mishaps of its 737-Max aircraft, which is good for Airbus. In addition, the company has an order backlog that stretches out years. LVMH Moet Hennessy Luis Vuitton SE has a position of privilege in a business that is benefitted structurally from growing affluence around the world, though most notably from Asia. LVMH’s products signal affluence and success, and the company is a very careful steward of their brand status. We continued to like it. It is perhaps underappreciated how difficult it is to have two billion consumers of your product, but Facebook, Inc. has that many who use its services each month. The company had an awful 2018 as it dealt with the ramifications of errors related to the privacy of its users and its systems security. The stock rebounded strongly this year, up close to 50%. We believe that it is a terrific business that had a few issues, which they are correcting. We continued to like it.

The three largest negative contributors to absolute performance in the first half of 2019 were Baidu, Inc. (Information Technology), a Chinese internet search company; Biogen, Inc. (Health Care), a U.S. producer of therapies addressing multiple sclerosis, non-Hodgkin’s lymphoma, and rheumatoid arthritis among others; and Newell Brands, Inc. (Consumer Discretionary), a U.S. consumer products company. Baidu, Inc. has a near monopoly on internet search in China, and has valuable intellectual property related to artificial intelligence. Search is the cash engine of the business, and yet the company has struggled to capitalize on this. In the first half of 2019 the company announced surprisingly poor results and offered little to give one confidence that management had a good grasp on how to right the ship. We concluded our best option was to eliminate the name from the Portfolio. Biogen, Inc. had spent considerable time and money working on a treatment for Alzheimer’s disease. In the first half of the year they decided to stop development, which came as a surprise. After weighing our options about how to proceed with the investment, we decided to sell it as we saw more compelling opportunities in Health Care. Finally, Newell Brands, Inc. had a concerning position in the Portfolio for a while, and they were never able to execute what appeared to be a reasonable strategic plan. After more disappointment in the first half of 2019, we sold our position.

The first half of 2019 was a fairly typical one for us for purchase activity. We initiated four new positions and sold thirteen names in the Portfolio. Broadly speaking, the ideas that had populated the Portfolio remained. However, some names, we believed, no longer were likely to fulfill our return aspirations, and were sold.

Our thematic, long-term, investment style leads us towards quality businesses with sustainability of both enterprise and competitive advantage. Our holdings are selected for the sustainability of their purpose and the sensibility of their price. If we have this combination well calibrated, and we believe we do, then we believe that the Portfolio should be able to weather most transient controversies relatively well and hold good potential to create economic value over time.

BHFTI-1

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

At period-end, we remained focused on the specific attributes of businesses that exhibit characteristics of quality and sustainability of advantage in growing economic ecosystems. As of June 30, 2019, the Portfolio’s largest sector overweight was in Information Technology, followed by Communication Services, Industrials, Health Care, and Consumer Discretionary. Conversely, the Portfolio held underweights relative to the MSCI ACWI Index in the Energy, Materials, Consumer Staples, Utilities, Financials, and Real Estate sectors. At period end, the Portfolio held nothing in Utilities and Materials and just a single holding in Energy.

At period close, the Portfolio was largely focused on the developed markets, with those markets representing almost 93% of the holdings. Just over half of the Portfolio was invested in the United States, followed by Europe at 29% and Japan at just under 13%. Regional exposures, like sector exposures, are largely a residual of our stock selection approach.

John Delano

Portfolio Manager

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

A $10,000 INVESTMENT COMPARED TO THE MSCI ACWI (ALL COUNTRY WORLD INDEX)

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
Invesco Global Equity Portfolio
Class A	21.48	3.68	8.21	12.29
Class B	21.33	3.46	7.93	12.01
Class E	21.43	3.58	8.05	12.12
MSCI ACWI (All Country World Index)	16.23	5.75	6.16	10.15

1 The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 24 developed and 21 emerging market indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Alphabet, Inc. - Class A	5.9
LVMH Moet Hennessy Louis Vuitton SE	4.2
Airbus SE	4.2
Facebook, Inc. - Class A	3.3
Intuit, Inc.	3.2
Adobe, Inc.	3.2
S&P Global, Inc.	3.1
SAP SE	3.0
Anthem, Inc.	2.6
Kering S.A.	2.4

Top Countries

% of Net Assets
United States	49.3
Japan	12.4
France	11.4
Germany	7.8
United Kingdom	5.1
India	3.9
Sweden	2.2
Switzerland	2.0
Spain	1.5
China	1.4

BHFTI-3

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.60%	$1,000.00	$1,214.80	$3.29
	Hypothetical*	0.60%	$1,000.00	$1,021.82	$3.01

Class B (a)	Actual	0.85%	$1,000.00	$1,213.30	$4.66
	Hypothetical*	0.85%	$1,000.00	$1,020.58	$4.26

Class E (a)	Actual	0.75%	$1,000.00	$1,214.30	$4.12
	Hypothetical*	0.75%	$1,000.00	$1,021.08	$3.76

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Brazil—0.4%
StoneCo, Ltd. - Class A (a) (b)	195,230	$5,774,903

China—1.4%
JD.com, Inc. (ADR) (a)	608,120	18,419,955

France—11.4%
Airbus SE	395,552	56,087,262
Kering S.A.	54,574	32,282,965
LVMH Moet Hennessy Louis Vuitton SE	131,837	56,121,890
Societe Generale S.A.	325,359	8,233,020

		152,725,137

Germany—6.7%
Allianz SE	108,388	26,123,170
Bayer AG	135,312	9,398,679
SAP SE	289,185	39,751,684
Siemens AG	116,221	13,814,571

		89,088,104

India—3.9%
DLF, Ltd.	10,786,455	29,662,601
ICICI Bank, Ltd. (ADR) (b)	1,750,239	22,035,509

		51,698,110

Italy—0.2%
Brunello Cucinelli S.p.A.	92,018	3,103,435

Japan—12.4%
Capcom Co., Ltd.	340,000	6,838,600
FANUC Corp.	71,200	13,217,150
Keyence Corp.	39,000	23,967,039
Minebea Mitsumi, Inc.	531,000	9,031,826
Murata Manufacturing Co., Ltd.	515,200	23,234,762
Nidec Corp.	227,400	31,204,377
Nintendo Co., Ltd.	34,000	12,499,422
Omron Corp.	267,500	14,015,784
Takeda Pharmaceutical Co., Ltd.	280,081	9,955,484
TDK Corp.	278,200	21,630,204

		165,594,648

Netherlands—0.6%
uniQure NV (a)	111,500	8,713,725

Spain—1.5%
Industria de Diseno Textil S.A.	660,928	19,857,694

Sweden—2.2%
Assa Abloy AB - Class B	761,816	17,246,406
Atlas Copco AB - A Shares	370,562	11,845,617

		29,092,023

Switzerland—2.0%
Credit Suisse Group AG (a)	1,020,157	12,240,965
UBS Group AG (a)	1,208,806	14,366,110

		26,607,075

United Kingdom—5.1%
Farfetch, Ltd. - Class A (a) (b)	308,430	6,415,344
Prudential plc	1,017,003	22,151,008
TechnipFMC plc (b)	392,794	10,173,320
Unilever plc	483,136	30,001,718

		68,741,390

United States—49.3%
3M Co.	93,870	16,271,426
ACADIA Pharmaceuticals, Inc. (a) (b)	233,410	6,239,049
Adobe, Inc. (a)	145,850	42,974,703
Agilent Technologies, Inc.	220,970	16,499,830
Alphabet, Inc. - Class A (a)	73,190	79,250,132
Amazon.com, Inc. (a)	6,344	12,013,189
AnaptysBio, Inc. (a)	68,920	3,888,466
Anthem, Inc.	123,760	34,926,310
Bluebird Bio, Inc. (a) (b)	57,110	7,264,392
Blueprint Medicines Corp. (a) (b)	109,610	10,339,511
Centene Corp. (a)	201,860	10,585,538
Citigroup, Inc.	444,610	31,136,038
Colgate-Palmolive Co.	365,830	26,219,036
Equifax, Inc.	117,360	15,871,766
Facebook, Inc. - Class A (a)	227,770	43,959,610
GlycoMimetics, Inc. (a)	304,520	3,629,878
Goldman Sachs Group, Inc. (The)	77,840	15,926,064
Incyte Corp. (a)	111,120	9,440,755
International Game Technology plc (b)	405,031	5,253,252
Intuit, Inc.	164,810	43,069,797
Ionis Pharmaceuticals, Inc. (a)	129,830	8,344,174
MacroGenics, Inc. (a) (b)	285,870	4,851,214
Maxim Integrated Products, Inc.	502,250	30,044,595
Microsoft Corp.	50,780	6,802,489
Mirati Therapeutics, Inc. (a)	52,446	5,401,938
PayPal Holdings, Inc. (a)	281,256	32,192,562
resTORbio, Inc. (a) (b)	276,370	2,818,974
S&P Global, Inc.	180,850	41,195,822
Sage Therapeutics, Inc. (a) (b)	92,390	16,915,685
Sarepta Therapeutics, Inc. (a) (b)	55,910	8,495,525
Tiffany & Co. (b)	163,090	15,271,748
United Parcel Service, Inc. - Class B	150,300	15,521,481
Veracyte, Inc. (a)	132,400	3,774,724
Walt Disney Co. (The)	172,240	24,051,594
Zimmer Biomet Holdings, Inc.	80,300	9,454,522

		659,895,789

Total Common Stocks (Cost $873,463,395)		1,299,311,988

Preferred Stock—1.2%

Germany—1.2%
Bayerische Motoren Werke (BMW) AG, (Cost $19,375,640)	254,737	15,814,758

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Short-Term Investment—1.8%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $24,089,932; collateralized by $21,905,000 U.S. Treasury Inflation Indexed Note at 0.125%, maturing 01/15/22, with a market value of $24,573,226.	24,087,524	$24,087,524

Total Short-Term Investments (Cost $24,087,524)		24,087,524

Securities Lending Reinvestments (c)—4.6%

Bank Note—0.2%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,000,000	2,009,009

Certificates of Deposit—2.2%
ABN AMRO Bank NV Zero Coupon, 07/05/19	1,982,465	1,999,060
Banco Santander S.A. 2.600%, 07/05/19	2,000,000	2,000,104
Bank of Montreal (Chicago)
2.512%, 1M LIBOR + 0.100%, 10/11/19 (d)	2,000,000	2,000,066
2.751%, 1M LIBOR + 0.330%, 08/06/19 (d)	4,000,000	4,001,148
BNP Paribas S.A. New York 2.534%, 1M LIBOR + 0.140%, 09/16/19 (d)	1,000,000	1,000,042
Canadian Imperial Bank of Commerce 2.644%, 1M LIBOR + 0.250%, 10/15/19 (d)	1,500,000	1,500,494
Chiba Bank, Ltd. 2.450%, 08/12/19	2,000,000	2,000,316
DZ Bank AG New York Zero Coupon, 07/05/19	1,986,874	1,999,060
KBC Bank NV
Zero Coupon, 07/10/19	1,491,950	1,499,205
Zero Coupon, 10/25/19	2,961,000	2,977,904
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 09/24/19	994,043	994,310
Sumitomo Mitsui Trust Bank, Ltd. 2.564%, 1M LIBOR + 0.160%, 10/23/19 (d)	4,000,000	4,000,760
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (d)	1,000,000	1,000,135
Wells Fargo Bank N.A. 2.721%, 3M LIBOR + 0.140%, 07/11/19 (d)	3,000,000	2,999,854

		29,972,458

Commercial Paper—1.1%
Agricultural Bank of China 2.610%, 08/13/19	2,979,990	2,990,025
Bank of China, Ltd.
2.670%, 07/16/19	3,973,300	3,994,812
2.670%, 07/17/19	1,986,650	1,997,262
LMA S.A. & LMA Americas, Corp. 2.570%, 08/14/19	2,974,300	2,990,472
Starbird Funding Corp.
2.600%, 07/01/19	1,999,603	1,999,590

Commercial Paper—(Continued)
Westpac Banking Corp. 2.630%, 3M LIBOR + 0.070%, 08/07/19 (d)	1,000,000	1,000,377

		14,972,538

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $1,284,297; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $1,309,732.	1,284,051	1,284,051
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $1,208,805; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $3,007,904; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Repurchase Agreement dated 06/28/19 at 2.760%, due on 08/02/19 with a maturity value of $2,205,903; collateralized by various Common Stock with an aggregate market value of $2,420,000.	2,200,000	2,200,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $3,751,867; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $4,103,670.	3,750,000	3,750,000
Societe Generale Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $2,000,972; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,155,136.	2,000,000	2,000,000

		13,434,051

Time Deposit—0.1%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $61,376,110)		61,388,056

Total Investments—104.7% (Cost $978,302,669)		1,400,602,326
Other assets and liabilities (net)—(4.7)%		(62,916,476)

Net Assets—100.0%		$1,337,685,850

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $64,848,231 and the collateral received consisted of cash in the amount of $61,264,227 and non-cash collateral with a value of $3,489,309. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(LIBOR)—	London Interbank Offered Rate

Ten Largest Industries as of June 30, 2019 (Unaudited)	% of Net Assets
Software	9.9
Interactive Media & Services	9.2
Biotechnology	7.3
Textiles, Apparel & Luxury Goods	6.8
Capital Markets	6.3
Electronic Equipment, Instruments & Components	6.2
Banks	4.6
Aerospace & Defense	4.2
Insurance	3.6
Health Care Providers & Services	3.4

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,774,903	$—	$—	$5,774,903
China	18,419,955	—	—	18,419,955
France	—	152,725,137	—	152,725,137
Germany	—	89,088,104	—	89,088,104
India	22,035,509	29,662,601	—	51,698,110
Italy	—	3,103,435	—	3,103,435
Japan	—	165,594,648	—	165,594,648
Netherlands	8,713,725	—	—	8,713,725
Spain	—	19,857,694	—	19,857,694
Sweden	—	29,092,023	—	29,092,023
Switzerland	—	26,607,075	—	26,607,075
United Kingdom	6,415,344	62,326,046	—	68,741,390
United States	659,895,789	—	—	659,895,789
Total Common Stocks	721,255,225	578,056,763	—	1,299,311,988
Total Preferred Stock*	—	15,814,758	—	15,814,758
Total Short-Term Investment*	—	24,087,524	—	24,087,524
Total Securities Lending Reinvestments*	—	61,388,056	—	61,388,056
Total Investments	$721,255,225	$679,347,101	$—	$1,400,602,326

Collateral for Securities Loaned (Liability)	$—	$(61,264,227)	$—	$(61,264,227)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,400,602,326
Cash denominated in foreign currencies (c)	1,087,297
Receivable for:
Investments sold	163,522
Fund shares sold	96,628
Dividends and interest	1,494,179

Total Assets	1,403,443,952
Liabilities
Collateral for securities loaned	61,264,227
Payables for:
Investments purchased	710,936
Fund shares redeemed	2,519,927
Foreign taxes	48,326
Accrued Expenses:
Management fees	575,808
Distribution and service fees	74,676
Deferred trustees’ fees	156,047
Other expenses	408,155

Total Liabilities	65,758,102

Net Assets	$1,337,685,850

Net Assets Consist of:
Paid in surplus	$917,624,085
Distributable earnings (Accumulated losses) (d)	420,061,765

Net Assets	$1,337,685,850

Net Assets
Class A	$953,677,130
Class B	362,829,607
Class E	21,179,113
Capital Shares Outstanding*
Class A	44,474,214
Class B	17,008,485
Class E	991,257
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$21.44
Class B	21.33
Class E	21.37

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $978,302,669.
(b)	Includes securities loaned at value of $64,848,231.
(c)	Identified cost of cash denominated in foreign currencies was $1,087,699.
(d)	Includes foreign capital gains tax of $48,326.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$12,905,505
Interest	94,004
Securities lending income	278,401

Total investment income	13,277,910
Expenses
Management fees	4,270,250
Administration fees	28,650
Custodian and accounting fees	114,776
Distribution and service fees—Class B	440,001
Distribution and service fees—Class E	15,174
Audit and tax services	26,920
Legal	22,463
Trustees’ fees and expenses	31,323
Shareholder reporting	61,111
Insurance	4,591
Miscellaneous	22,043

Total expenses	5,037,302
Less management fee waiver	(740,612)

Net expenses	4,296,690

Net Investment Income	8,981,220

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(7,842,817)
Foreign currency transactions	17,347

Net realized loss	(7,825,470)

Net change in unrealized appreciation on:
Investments (b)	246,526,190
Foreign currency transactions	859

Net change in unrealized appreciation	246,527,049

Net realized and unrealized gain	238,701,579

Net Increase in Net Assets From Operations	$247,682,799

(a)	Net of foreign withholding taxes of $1,263,407.
(b)	Includes change in foreign capital gains tax of $(1,670).

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$8,981,220	$14,795,971
Net realized gain (loss)	(7,825,470)	166,183,104
Net change in unrealized appreciation (depreciation)	246,527,049	(352,346,354)

Increase (decrease) in net assets from operations	247,682,799	(171,367,279)

From Distributions to Shareholders
Class A	(126,014,794)	(106,029,035)
Class B	(47,471,485)	(40,288,050)
Class E	(2,771,410)	(2,303,467)

Total distributions	(176,257,689)	(148,620,552)

Increase in net assets from capital share transactions	94,476,721	7,574,238

Total increase (decrease) in net assets	165,901,831	(312,413,593)

Net Assets
Beginning of period	1,171,784,019	1,484,197,612

End of period	$1,337,685,850	$1,171,784,019

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	193,545	$4,495,814	719,181	$17,831,798
Reinvestments	6,120,194	126,014,794	4,280,543	106,029,035
Redemptions	(2,637,015)	(61,661,936)	(4,485,750)	(115,090,925)

Net increase	3,676,724	$68,848,672	513,974	$8,769,908

Class B
Sales	414,748	$9,471,714	1,462,452	$36,261,364
Reinvestments	2,317,944	47,471,485	1,633,741	40,288,050
Redemptions	(1,439,318)	(33,289,078)	(3,043,087)	(76,608,138)

Net increase	1,293,374	$23,654,121	53,106	$(58,724)

Class E
Sales	30,620	$703,006	55,161	$1,399,514
Reinvestments	135,125	2,771,410	93,296	2,303,467
Redemptions	(65,044)	(1,500,488)	(189,061)	(4,839,927)

Net increase (decrease)	100,701	$1,973,928	(40,604)	$(1,136,946)

Increase derived from capital shares transactions		$94,476,721		$7,574,238

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.45		$26.14	$19.28	$20.49	$20.34	$20.73

Income (Loss) from Investment Operations
Net investment income (a)	0.17		0.28	0.21	0.23 (b)	0.24	0.30
Net realized and unrealized gain (loss)	4.09		(3.18)	6.91	(0.24)	0.64	0.14

Total income (loss) from investment operations	4.26		(2.90)	7.12	(0.01)	0.88	0.44

Less Distributions
Distributions from net investment income	(0.26)		(0.33)	(0.26)	(0.23)	(0.26)	(0.21)
Distributions from net realized capital gains	(3.01)		(2.46)	0.00	(0.97)	(0.47)	(0.62)

Total distributions	(3.27)		(2.79)	(0.26)	(1.20)	(0.73)	(0.83)

Net Asset Value, End of Period	$21.44		$20.45	$26.14	$19.28	$20.49	$20.34

Total Return (%) (c)	21.48	(d)	(12.96)	37.12	0.46	4.10	2.30

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.71	(e)	0.71	0.71	0.71	0.71	0.74
Net ratio of expenses to average net assets (%) (f)(g)	0.60	(e)	0.61	0.60	0.63	0.65	0.70
Ratio of net investment income to average net assets (%)	1.46	(e)	1.12	0.90	1.23 (b)	1.14	1.48
Portfolio turnover rate (%)	4	(d)	17	9	19	19	22
Net assets, end of period (in millions)	$953.7		$834.2	$1,052.8	$925.5	$864.8	$775.0

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.33		$25.99	$19.18	$20.38	$20.23	$20.63

Income (Loss) from Investment Operations
Net investment income (a)	0.14		0.22	0.15	0.19 (b)	0.19	0.24
Net realized and unrealized gain (loss)	4.06		(3.16)	6.86	(0.24)	0.63	0.15

Total income (loss) from investment operations	4.20		(2.94)	7.01	(0.05)	0.82	0.39

Less Distributions
Distributions from net investment income	(0.19)		(0.26)	(0.20)	(0.18)	(0.20)	(0.17)
Distributions from net realized capital gains	(3.01)		(2.46)	0.00	(0.97)	(0.47)	(0.62)

Total distributions	(3.20)		(2.72)	(0.20)	(1.15)	(0.67)	(0.79)

Net Asset Value, End of Period	$21.33		$20.33	$25.99	$19.18	$20.38	$20.23

Total Return (%) (c)	21.33	(d)	(13.14)	36.73	0.20	3.86	2.03

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	(e)	0.96	0.96	0.96	0.96	0.99
Net ratio of expenses to average net assets (%) (f)(g)	0.85	(e)	0.86	0.85	0.88	0.90	0.95
Ratio of net investment income to average net assets (%)	1.22	(e)	0.87	0.65	1.01 (b)	0.90	1.18
Portfolio turnover rate (%)	4	(d)	17	9	19	19	22
Net assets, end of period (in millions)	$362.8		$319.4	$407.1	$354.0	$388.4	$410.1

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.37		$26.04	$19.21	$20.41	$20.26	$20.66

Income (Loss) from Investment Operations
Net investment income (a)	0.15		0.24	0.17	0.21 (b)	0.21	0.26
Net realized and unrealized gain (loss)	4.08		(3.17)	6.89	(0.24)	0.63	0.15

Total income (loss) from investment operations	4.23		(2.93)	7.06	(0.03)	0.84	0.41

Less Distributions
Distributions from net investment income	(0.22)		(0.28)	(0.23)	(0.20)	(0.22)	(0.19)
Distributions from net realized capital gains	(3.01)		(2.46)	0.00	(0.97)	(0.47)	(0.62)

Total distributions	(3.23)		(2.74)	(0.23)	(1.17)	(0.69)	(0.81)

Net Asset Value, End of Period	$21.37		$20.37	$26.04	$19.21	$20.41	$20.26

Total Return (%) (c)	21.43	(d)	(13.07)	36.90	0.31	3.94	2.13

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86	(e)	0.86	0.86	0.86	0.86	0.89
Net ratio of expenses to average net assets (%) (f)(g)	0.75	(e)	0.76	0.75	0.78	0.80	0.85
Ratio of net investment income to average net assets (%)	1.33	(e)	0.97	0.75	1.12 (b)	1.01	1.28
Portfolio turnover rate (%)	4	(d)	17	9	19	19	22
Net assets, end of period (in millions)	$21.2		$18.1	$24.2	$20.6	$25.4	$29.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2019 (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio) (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-13

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-14

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $24,087,524. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $13,343,051. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

BHFTI-15

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or Master Repurchase Agreements (“MRAs”), which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$45,179,108	$0	$125,969,093

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$4,270,250	0.700%	First $100 million
	0.680%	$100 million to $250 million
	0.670%	$250 million to $500 million
	0.660%	$500 million to $750 million
	0.650%	Over $750 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. OppenheimerFunds, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-16

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.110%	First $100 million
0.100%	$100 million to $250 million
0.090%	$250 million to $350 million
0.110%	$350 million to $500 million
0.100%	$500 million to $600 million
0.110%	$600 million to $750 million
0.100%	$750 million to $800 million
0.130%	Over $800 million

An identical agreement was in place for the period January 1, 2019 to April 30, 2020. Amounts waived for the six months ended June 30, 2019 were $733,054 and are included in the amount shown as a management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $7,558 was waived in the aggregate for the six months ended June 30, 2019 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-17

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$981,179,714

Gross unrealized appreciation	462,666,884
Gross unrealized depreciation	(43,244,272)

Net unrealized appreciation (depreciation)	$419,422,612

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$16,484,409	$15,027,773	$132,136,143	$—	$148,620,552	$15,027,773

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$14,552,360	$161,394,153	$172,841,277	$—	$348,787,790

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-18

Brighthouse Funds Trust I

Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio)

Board of Trustees’ Consideration of New Sub-Advisory Agreement

At an in-person meeting held on February 26-28, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Brighthouse Funds Trust I (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between Brighthouse Investment Advisers, LLC (the “Adviser”) and Invesco Advisers, Inc. (“Invesco”) for the Invesco Global Equity Portfolio (formerly, Oppenheimer Global Equity Portfolio), a series of the Trust (the “Portfolio”). BIA informed the Board that the acquisition of OppenheimerFunds, Inc. (“Oppenheimer”), the prior sub-adviser for the Portfolio, pursuant to an agreement reached by Invesco Ltd. with Oppenheimer’s indirect parent company, Massachusetts Mutual Life Insurance Company (the “Transaction”), will result in a change of control of Oppenheimer, which will result in an assignment and termination of the existing sub-advisory agreement (the “Current Sub-Advisory Agreement”) between the Adviser and Oppenheimer. The Transaction is expected to close during the second quarter of 2019.

In considering the New Sub-Advisory Agreement, the Board reviewed information that was provided by the Adviser, Oppenheimer and Invesco, including information about the Transaction, as well as a representation by the Adviser that the material terms of the New Sub-Advisory Agreement, including the fees payable thereunder, were identical to the Current Sub-Advisory Agreement. The Independent Trustees were separately advised by independent legal counsel throughout the process, and met with independent legal counsel in executive session outside the presence of management.

In determining whether to approve the New Sub-Advisory Agreement, the Board considered the nature, quality and extent of the services that are currently provided by Oppenheimer under the Current Sub-Advisory Agreement as well as the services to be provided by Invesco under the New Sub-Advisory Agreement. In particular, the Trustees considered Invesco’s representation that, after the Transaction, Invesco expects that: (i) the portfolio management team for the Portfolio will continue to provide the same nature, quality and extent of services it currently provides to the Portfolio; (ii) the portfolio management team for the Portfolio will continue to manage the Portfolio’s assets in accordance with its investment objective; and (iii) the portfolio management team for the Portfolio will have the same level of resources to support the Portfolio’s strategy. In approving the New Sub-Advisory Agreement, the Board considered its conclusions with respect to its approvals of the Current Sub-Advisory Agreement, including the Board’s general satisfaction with the nature, extent and quality of services being provided by Oppenheimer to the Portfolio. That approval, on which the Board voted at its meeting held in person on November 6-8, 2018, followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualifications of the Oppenheimer’s portfolio management team and the Portfolio’s performance.

Based on the foregoing and other relevant considerations, at the Meeting, the Board, including a majority of the Independent Trustees, voted to approve the New Sub-Advisory Agreement. The Board concluded that, in light of all factors considered, the terms of the New Sub-Advisory Agreement, including fee rates, were fair and reasonable.

BHFTI-19

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the Invesco Small Cap Growth Portfolio returned 20.17%, 20.09%, and 20.16%, respectively. The Portfolio’s benchmark, the Russell 2000 Growth Index1, returned 20.36%.

MARKET ENVIRONMENT / CONDITIONS

U.S. equities enjoyed historically strong returns during the first half of 2019, returning 18.54% as measured by the S&P 500 Index. The S&P 500 Index posted the best first half since 1997 and the best June since 1955.

Following a sharp selloff during the fourth quarter of 2018, equity markets rebounded in the first quarter of 2019, fueled by optimism about a potential U.S./China trade deal and the Federal Reserve’s (the “Fed”) indication that there would be no interest rate hikes in 2019, a surprising shift in monetary policy. The Fed’s more accommodative stance provided a supportive environment for equities and fixed income, even as U.S. economic data was mixed and overseas growth appeared to be slowing. Against this backdrop, the S&P 500 Index posted its best first quarter since 1998.

Although the S&P 500 Index posted modest gains for the second quarter, the U.S. stock market experienced increased volatility. After four consecutive months of rising stock markets, the market sold-off in May, along with bond yields and oil prices, as investors weighed the impact of the lingering trade war between the U.S. and China, as well as potential tariffs imposed on Mexico. In addition, economic data showed a slowing domestic and global economy. The S&P 500 Index dropped 6.58% in May. However, in June the equity markets recovered, and the S&P 500 Index posted a 7.05% return. The Fed kept rates unchanged during their June meeting, but signaled a more dovish stance, leading some investors to believe a rate cut may be in store for the future.

PORTFOLIO REVIEW / PERIOD END POSITIONING

Within this environment, the Portfolio produced a positive return, and outperformed the Russell 2000 Growth Index. Relative to the index, stock selection in the Healthcare, Industrials and Financials sectors contributed to portfolio return. From an industry perspective, stock selection in IT Services, Pharmaceuticals, Capital Markets and Biotechnology were key contributors. Alternatively, stock selection in the Consumer Discretionary and Energy sectors detracted from relative return. Also, the Portfolios ancillary cash position was a drag on Portfolio results in an up market.

California based credit scoring data analytics company, Fair Isaac Corporation or FICO, was the Portfolio’s leading contributor on a relative and absolute basis during the reporting period. The company has been rising in recent months and has experienced increased trading volume. A large catalyst for this has been the announcement of another set of pricing increases, which will help to increase earnings per share in 2019. Management commentary on a call earlier in the year also suggested the potential for more pricing optimization on additional products in 2020 and beyond.

Repligen Corporation was a notable contributor on an absolute and relative basis. The biotechnology company has experienced better than expected broad-based organic growth. This has largely been driven by favorable market dynamics in biologics/gene therapy manufacturing and an increase in Repligen’s single use and pre-packaged products. There’s also been a favorable reaction to the C Technologies deal, which expands Repligen’s portfolio of products and incorporates analytical systems to measure protein concentration in the manufacturing process.

Austin, Texas based Q2 Holdings Inc. was a key contributor in the first half of 2019. The digital-banking solutions company had strong quarterly results, and through acquisitions as well as organic product introductions, expanded its total addressable market. With new digital solutions in the pipeline, Q2 can potentially further expand their addressable market.

Alternatively, a key detractor on an absolute basis was Urban Outfitters Inc. The international retail company, despite having better than expected earnings, experienced headwinds due to the U.S./China trade tensions. They also have been challenged by slower store traffic and increased markdowns due to product misses.

California based Vocera Communications was also a key detractor on an absolute basis. The health care technology industry constituent experienced headwinds due to a temporary disruption from a surprise new product launch that caused a delay in customer orders from more of their signature badges. Many customers preferred to wait for the new SmartBadge to come to market instead of refilling existing orders with the old badge. Vocera also has exposure to DoD/VA hospitals that were impacted by the prolonged government shutdown, which also caused delays in orders.

Health care equipment company, Intersect ENT Inc. struggled during the reporting period as a result of the stalling of their new product launch, Sinuva due to continued reimbursement issues. These issues also negatively impacted Interset ENT’s core portfolio of products. The CEO also unexpectedly resigned which magnified the negative impact to the stock.

All positioning changes are based on our bottom-up stock selection process. Portfolio construction acts as a risk control and ensures alignment with small-cap market sector exposure within modest over- and underweights. Our long-term investment horizon leads to relatively low turnover.

During the period, the Portfolio saw increased exposure in the Healthcare, Communication Services and Real Estate sectors. In contrast, Portfolio exposure in the Financials, Industrials and Materials sectors saw the greatest decrease. At the close of the period, the

BHFTI-1

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

Portfolio’s largest overweight exposures relative to the index were in the IT, Healthcare and Consumer Discretionary sectors while the largest underweight exposures were in the Financials, Energy and Utilities sectors.

Juan Hartsfield

Clay Manley

Portfolio Managers

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
Invesco Small Cap Growth Portfolio
Class A	20.17	0.17	9.34	15.16
Class B	20.09	-0.10	9.07	14.87
Class E	20.16	0.04	9.18	14.99
Russell 2000 Growth Index	20.36	-0.49	8.63	14.41

1 The Russell 2000 Growth Index is an unmanaged measure of performance of those Russell 2000 companies (small capitalization companies) that have higher price-to book ratios and higher forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings
% of Net Assets
Repligen Corp.	1.7
Q2 Holdings, Inc.	1.5
Bio-Techne Corp.	1.3
HealthEquity, Inc.	1.3
TransDigm Group, Inc.	1.3
Aspen Technology, Inc.	1.2
CoreSite Realty Corp.	1.2
Chemed Corp.	1.2
Sarepta Therapeutics, Inc.	1.2
Fair Isaac Corp.	1.2

Top Sectors
% of Net Assets
Health Care	27.2
Information Technology	24.3
Industrials	13.6
Consumer Discretionary	12.3
Financials	8.4
Communication Services	3.0
Materials	3.0
Energy	2.2
Consumer Staples	1.7
Real Estate	1.2

BHFTI-3

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Small Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.80%	$1,000.00	$1,201.70	$4.37
	Hypothetical*	0.80%	$1,000.00	$1,020.83	$4.01

Class B (a)	Actual	1.05%	$1,000.00	$1,200.90	$5.73
	Hypothetical*	1.05%	$1,000.00	$1,019.59	$5.26

Class E (a)	Actual	0.95%	$1,000.00	$1,201.60	$5.19
	Hypothetical*	0.95%	$1,000.00	$1,020.08	$4.76

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
BWX Technologies, Inc. (a)	160,265	$8,349,807
TransDigm Group, Inc. (a) (b)	28,223	13,654,287

		22,004,094

Auto Components—1.2%
Fox Factory Holding Corp. (b)	114,247	9,426,520
Visteon Corp. (a) (b)	63,713	3,732,308

		13,158,828

Banks—1.4%
Cullen/Frost Bankers, Inc. (a)	90,089	8,437,736
Sterling Bancorp	290,550	6,182,904

		14,620,640

Beverages—1.0%
Boston Beer Co., Inc. (The) - Class A (a) (b)	28,471	10,755,205

Biotechnology—8.5%
Agios Pharmaceuticals, Inc. (a) (b)	165,455	8,252,895
Amicus Therapeutics, Inc. (b)	734,345	9,164,626
Halozyme Therapeutics, Inc. (b)	640,405	11,002,158
Natera, Inc. (b)	316,422	8,726,919
Neurocrine Biosciences, Inc. (b)	123,462	10,423,897
Repligen Corp. (a) (b)	216,239	18,585,742
Sage Therapeutics, Inc. (b)	64,437	11,797,770
Sarepta Therapeutics, Inc. (a) (b)	83,400	12,672,630

		90,626,637

Capital Markets—3.0%
Evercore, Inc. - Class A	118,553	10,500,239
LPL Financial Holdings, Inc.	140,064	11,425,020
MarketAxess Holdings, Inc. (a)	32,935	10,585,968

		32,511,227

Chemicals—1.0%
Ingevity Corp. (b)	103,300	10,864,061

Commercial Services & Supplies—2.5%
Brink’s Co. (The)	132,219	10,733,538
Clean Harbors, Inc. (b)	111,125	7,900,988
MSA Safety, Inc.	78,782	8,302,835

		26,937,361

Construction Materials—1.0%
Martin Marietta Materials, Inc. (a)	48,376	11,131,801

Containers & Packaging—0.9%
Berry Global Group, Inc. (b)	180,201	9,476,771

Distributors—1.1%
Pool Corp.	60,399	11,536,209

Diversified Consumer Services—1.5%
Adtalem Global Education, Inc. (b)	166,594	7,505,060

Diversified Consumer Services—(Continued)
Strategic Education, Inc.	45,131	8,033,318

		15,538,378

Diversified Telecommunication Services—1.7%
Cogent Communications Holdings, Inc.	169,496	10,061,283
Iridium Communications, Inc. (b)	337,032	7,839,364

		17,900,647

Electronic Equipment, Instruments & Components—4.5%
Fabrinet (b)	131,938	6,553,360
II-VI, Inc. (a) (b)	178,864	6,539,268
Littelfuse, Inc. (a)	49,679	8,788,712
OSI Systems, Inc. (b)	68,958	7,766,740
Trimble, Inc. (b)	217,418	9,807,726
Zebra Technologies Corp. - Class A (a) (b)	43,261	9,062,747

		48,518,553

Energy Equipment & Services—0.8%
Oil States International, Inc. (b)	241,988	4,428,380
Patterson-UTI Energy, Inc.	326,194	3,754,493

		8,182,873

Entertainment—1.3%
IMAX Corp. (b)	182,546	3,687,429
Take-Two Interactive Software, Inc. (b)	87,983	9,988,710

		13,676,139

Equity Real Estate Investment Trusts—1.2%
CoreSite Realty Corp.	115,236	13,271,730

Food Products—0.7%
Lancaster Colony Corp.	52,387	7,784,708

Health Care Equipment & Supplies—7.9%
Avanos Medical, Inc. (a) (b)	184,205	8,033,180
DexCom, Inc. (b)	63,079	9,451,757
Glaukos Corp. (b)	101,527	7,655,136
Hill-Rom Holdings, Inc.	94,235	9,858,866
ICU Medical, Inc. (b)	38,244	9,634,046
Integer Holdings Corp. (b)	93,120	7,814,630
Integra LifeSciences Holdings Corp. (b)	148,493	8,293,334
Masimo Corp. (b)	63,180	9,402,448
Nevro Corp. (a) (b)	75,873	4,918,847
Penumbra, Inc. (a) (b)	55,504	8,880,640

		83,942,884

Health Care Providers & Services—4.0%
BioTelemetry, Inc. (a) (b)	144,890	6,976,453
Chemed Corp.	35,872	12,944,052
Encompass Health Corp.	150,624	9,543,537
HealthEquity, Inc. (b)	209,172	13,679,849

		43,143,891

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—1.5%
Medidata Solutions, Inc. (a) (b)	98,400	$8,906,184
Vocera Communications, Inc. (a) (b)	231,111	7,377,063

		16,283,247

Hotels, Restaurants & Leisure—4.6%
Dunkin’ Brands Group, Inc.	132,333	10,541,647
Jack in the Box, Inc.	64,290	5,232,563
Penn National Gaming, Inc. (b)	393,070	7,570,528
Six Flags Entertainment Corp.	34,224	1,700,248
Texas Roadhouse, Inc.	160,699	8,624,716
Wendy’s Co. (The) (a)	477,997	9,359,181
Wingstop, Inc.	69,221	6,558,690

		49,587,573

Insurance—4.0%
American Equity Investment Life Holding Co.	263,226	7,149,218
American Financial Group, Inc.	79,432	8,139,397
Hanover Insurance Group, Inc. (The)	77,894	9,993,800
Mercury General Corp.	159,257	9,953,563
RLI Corp. (a)	87,776	7,523,281

		42,759,259

IT Services—2.5%
Booz Allen Hamilton Holding Corp.	120,945	8,007,768
EPAM Systems, Inc. (b)	45,509	7,877,608
KBR, Inc.	415,757	10,368,980

		26,254,356

Leisure Products—0.5%
Brunswick Corp.	126,814	5,819,494

Life Sciences Tools & Services—2.2%
Bio-Techne Corp.	66,766	13,920,043
Syneos Health, Inc. (a) (b)	180,312	9,212,140

		23,132,183

Machinery—6.2%
Hillenbrand, Inc.	171,653	6,792,309
ITT, Inc.	173,337	11,350,107
John Bean Technologies Corp.	86,015	10,418,997
Kennametal, Inc.	174,786	6,465,334
Lincoln Electric Holdings, Inc. (a)	80,519	6,628,324
Oshkosh Corp.	110,413	9,218,381
Timken Co. (The)	153,000	7,855,020
WABCO Holdings, Inc. (b)	54,618	7,242,347

		65,970,819

Multiline Retail—0.8%
Ollie’s Bargain Outlet Holdings, Inc. (b)	99,492	8,666,748

Oil, Gas & Consumable Fuels—1.4%
Parsley Energy, Inc. - Class A (b)	467,211	8,881,681
PBF Energy, Inc. - Class A	194,926	6,101,184

		14,982,865

Pharmaceuticals—3.1%
Aerie Pharmaceuticals, Inc. (a) (b)	150,291	$4,441,099
Catalent, Inc. (a) (b)	226,790	12,294,286
GW Pharmaceuticals plc (ADR) (a) (b)	58,066	10,009,998
Intersect ENT, Inc. (b)	285,544	6,498,981

		33,244,364

Professional Services—0.9%
CoStar Group, Inc. (b)	16,532	9,159,720

Road & Rail—1.5%
Knight-Swift Transportation Holdings, Inc. (a)	206,222	6,772,330
Old Dominion Freight Line, Inc.	59,872	8,936,495

		15,708,825

Semiconductors & Semiconductor Equipment—4.7%
Lattice Semiconductor Corp. (b)	450,388	6,571,161
MKS Instruments, Inc.	77,308	6,021,520
Monolithic Power Systems, Inc.	62,472	8,482,448
Power Integrations, Inc.	90,664	7,269,440
Semtech Corp. (b)	213,006	10,234,938
Silicon Laboratories, Inc. (b)	112,036	11,584,522

		50,164,029

Software—12.6%
2U, Inc. (a) (b)	121,575	4,576,083
Anaplan, Inc. (b)	171,265	8,643,745
Aspen Technology, Inc. (b)	106,855	13,279,939
Blackline, Inc. (a) (b)	197,100	10,546,821
Fair Isaac Corp. (b)	40,126	12,600,366
Guidewire Software, Inc. (b)	103,892	10,532,571
New Relic, Inc. (b)	93,422	8,081,937
Pegasystems, Inc.	160,808	11,451,138
Proofpoint, Inc. (b)	71,970	8,654,392
Q2 Holdings, Inc. (a) (b)	216,715	16,548,357
Qualys, Inc. (a) (b)	121,257	10,559,060
RealPage, Inc. (b)	212,429	12,501,447
SailPoint Technologies Holding, Inc. (a) (b)	315,594	6,324,504

		134,300,360

Specialty Retail—1.2%
Five Below, Inc. (b)	75,618	9,075,672
Urban Outfitters, Inc. (b)	173,810	3,954,178

		13,029,850

Textiles, Apparel & Luxury Goods—1.4%
G-III Apparel Group, Ltd. (b)	168,834	4,967,097
Steven Madden, Ltd. (a)	278,676	9,461,050

		14,428,147

Trading Companies & Distributors—0.5%
Univar, Inc. (b)	252,167	5,557,761

Total Common Stocks (Cost $734,932,592)		1,034,632,237

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Short-Term Investment—3.1%

Security Description	Principal Amount*	Value

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $33,305,499; collateralized by U.S. Treasury Inflation Indexed Note at 0.125%, maturing 01/15/22, with a market value of $33,968,377.	33,302,169	$33,302,169

Total Short-Term Investments (Cost $33,302,169)		33,302,169

Securities Lending Reinvestments (c)—17.5%

Bank Note—0.1%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (d)	1,000,000	1,004,505

Certificates of Deposit—13.4%
ABN AMRO Bank NV Zero Coupon, 07/05/19	5,947,395	5,997,180
Banco Del Estado De Chile New York 2.564%, 1M LIBOR + 0.160%, 11/22/19 (d)	5,000,000	5,000,425
Banco Santander S.A. 2.600%, 07/05/19	4,000,000	4,000,208
Bank of Montreal (Chicago)
2.512%, 1M LIBOR + 0.100%, 10/11/19 (d)	4,000,000	4,000,132
2.751%, 1M LIBOR + 0.330%, 08/06/19 (d)	2,000,000	2,000,574
Bank of Nova Scotia 2.564%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,999,540
Barclays Bank plc
2.950%, 08/02/19	3,000,000	3,001,578
3.000%, 09/19/19	2,040,542	2,002,682
Canadian Imperial Bank of Commerce 2.644%, 1M LIBOR + 0.250%, 10/15/19 (d)	2,500,000	2,500,822
Chiba Bank, Ltd. 2.450%, 08/12/19	2,000,000	2,000,316
China Construction Bank Corp. 2.600%, 09/05/19	3,000,000	3,000,666
Commonwealth Bank of Australia
2.569%, 1M LIBOR + 0.175%, 04/16/20 (d)	4,000,000	4,000,760
2.621%, 1M LIBOR + 0.210%, 09/13/19 (d)	2,000,000	2,000,640
Cooperative Rabobank UA 2.739%, 3M LIBOR + 0.150%, 01/08/20 (d)	4,000,000	4,001,568
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,002,530
Credit Industriel et Commercial
Zero Coupon, 08/01/19	2,956,248	2,993,370
2.687%, 3M LIBOR + 0.090%, 10/15/19 (d)	2,500,000	2,500,693
Credit Suisse AG 2.580%, 1M LIBOR + 0.140%, 10/02/19 (d)	6,000,000	6,000,024
DZ Bank AG New York Zero Coupon, 07/05/19	2,980,312	2,998,590
Industrial & Commercial Bank of China, Ltd.
2.620%, 09/03/19	1,000,000	1,000,158
2.670%, 07/25/19	1,000,000	1,000,194
2.670%, 08/01/19	1,000,000	1,000,216

Certificates of Deposit—(Continued)
KBC Bank NV 2.610%, 07/02/19	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 08/09/19	993,475	997,270
Zero Coupon, 09/24/19	2,982,129	2,982,930
Mizuho Bank, Ltd. 2.524%, 1M LIBOR + 0.120%, 11/27/19 (d)	3,000,000	3,000,771
MUFG Bank Ltd.
2.574%, 1M LIBOR + 0.170%, 02/24/20 (d)	3,000,000	3,000,009
2.800%, 07/16/19	2,000,000	2,000,400
National Australia Bank, Ltd. 2.602%, 1M LIBOR + 0.190%, 04/08/20 (d)	2,000,000	2,000,460
Natixis New York 2.747%, 3M LIBOR + 0.150%, 10/15/19 (d)	2,000,000	2,000,794
Norinchukin Bank, London Zero Coupon, 07/09/19	5,960,525	5,995,620
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	7,000,000	7,002,023
Societe Generale 2.723%, 3M LIBOR + 0.200%, 08/21/19 (d)	3,001,180	3,001,791
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (d)	5,000,000	5,000,180
2.660%, 08/23/19	5,000,000	5,002,315
Sumitomo Mitsui Trust Bank, Ltd.
2.600%, 07/05/19	7,000,000	7,000,287
2.689%, 3M LIBOR + 0.100%, 07/08/19 (d)	3,000,000	3,000,216
Svenska Handelsbanken AB
2.702%, 1M LIBOR + 0.300%, 10/31/19 (d)	2,000,000	2,001,458
2.792%, 1M LIBOR + 0.380%, 12/10/19 (d)	2,000,000	2,002,466
Toronto-Dominion Bank 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	7,000,000	7,002,492
Wells Fargo Bank N.A. 2.796%, 3M LIBOR + 0.210%, 10/25/19 (d)	1,000,000	1,000,793
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (d)	6,000,000	5,999,966

		142,995,107

Commercial Paper—3.4%
Agricultural Bank of China
2.570%, 09/11/19	2,980,511	2,983,854
2.610%, 08/13/19	3,973,320	3,986,700
Bank of China, Ltd.
2.640%, 09/09/19	993,400	994,724
2.670%, 07/16/19	2,979,975	2,996,109
China Construction Bank Corp.
2.620%, 09/03/19	1,986,609	1,990,438
2.650%, 07/26/19	2,980,567	2,993,949
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (d)	1,000,000	1,000,199
Industrial & Commercial Bank of China, Ltd. 2.610%, 08/20/19	1,986,660	1,992,612
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (d)	4,000,000	4,001,012
Sheffield Receivables Co. 2.600%, SOFR + 0.180%, 12/03/19 (d)	1,000,000	999,995

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Societe Generale 2.812%, 3M LIBOR + 0.410%, 12/18/19 (d)	4,007,096	$4,007,592
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (d)	2,000,000	2,001,950
Toyota Motor Credit Corp. 2.620%, 08/29/19	4,935,592	4,979,725
Westpac Banking Corp. 2.630%, 3M LIBOR + 0.070%, 08/07/19 (d)	1,000,000	1,000,377

		35,929,236

Repurchase Agreements—0.6%
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $4,331,550; collateralized by various Common Stock with an aggregate market value of $4,730,000.	4,300,000	4,300,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $2,015,510; collateralized by various Common Stock with an aggregate market value of $2,200,545.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.760%, due on 08/02/19 with a maturity value of $200,537; collateralized by various Common Stock with an aggregate market value of $220,000.	200,000	200,000

		6,500,000

Total Securities Lending Reinvestments (Cost $186,395,830)		186,428,848

Total Investments—117.5% (Cost $954,630,591)		1,254,363,254
Other assets and liabilities (net)—(17.5)%		(186,516,040)

Net Assets—100.0%		$1,067,847,214

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $187,521,547 and the collateral received consisted of cash in the amount of $186,185,534 and non-cash collateral with a value of $3,616,338. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,034,632,237	$—	$—	$1,034,632,237
Total Short-Term Investment*	—	33,302,169	—	33,302,169
Total Securities Lending Reinvestments*	—	186,428,848	—	186,428,848
Total Investments	$1,034,632,237	$219,731,017	$—	$1,254,363,254

Collateral for Securities Loaned (Liability)	$—	$(186,185,534)	$—	$(186,185,534)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,254,363,254
Receivable for:
Investments sold	9,656,159
Fund shares sold	34,051
Dividends and interest	101,132

Total Assets	1,264,154,596
Liabilities
Due to custodian	1,585,668
Collateral for securities loaned	186,185,534
Payables for:
Investments purchased	6,319,682
Fund shares redeemed	1,148,383
Accrued Expenses:
Management fees	645,765
Distribution and service fees	85,336
Deferred trustees’ fees	138,281
Other expenses	198,733

Total Liabilities	196,307,382

Net Assets	$1,067,847,214

Net Assets Consist of:
Paid in surplus	$725,338,331
Distributable earnings (Accumulated losses)	342,508,883

Net Assets	$1,067,847,214

Net Assets
Class A	$629,762,864
Class B	422,867,735
Class E	15,216,615
Capital Shares Outstanding*
Class A	49,768,482
Class B	37,113,785
Class E	1,261,598
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.65
Class B	11.39
Class E	12.06

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Includes securities loaned at value of $187,521,547.
(b)	Identified cost of investments was $954,630,591.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends	$4,185,649
Interest	157,324
Securities lending income	331,865

Total investment income	4,674,838
Expenses
Management fees	4,377,440
Administration fees	24,373
Custodian and accounting fees	42,182
Distribution and service fees—Class B	508,692
Distribution and service fees—Class E	10,818
Audit and tax services	22,147
Legal	22,463
Trustees’ fees and expenses	31,323
Shareholder reporting	38,184
Insurance	3,708
Miscellaneous	8,370

Total expenses	5,089,700
Less management fee waiver	(449,097)
Less broker commission recapture	(1,346)

Net expenses	4,639,257

Net Investment Income	35,581

Net Realized and Unrealized Gain
Net realized gain on investments	42,001,152

Net change in unrealized appreciation on investments	141,842,168

Net realized and unrealized gain	183,843,320

Net Increase in Net Assets From Operations	$183,878,901

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$35,581	$(2,237,810)
Net realized gain	42,001,152	173,513,159
Net change in unrealized appreciation (depreciation)	141,842,168	(242,677,064)

Increase (decrease) in net assets from operations	183,878,901	(71,401,715)

From Distributions to Shareholders
Class A	(97,130,374)	(82,281,859)
Class B	(71,094,043)	(56,902,449)
Class E	(2,403,852)	(2,099,303)

Total distributions	(170,628,269)	(141,283,611)

Increase (decrease) in net assets from capital share transactions	140,927,558	(100,024,330)

Total increase (decrease) in net assets	154,178,190	(312,709,656)

Net Assets
Beginning of period	913,669,024	1,226,378,680

End of period	$1,067,847,214	$913,669,024

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	221,802	$3,143,217	1,468,402	$23,440,225
Reinvestments	7,941,977	97,130,374	5,311,934	82,281,859
Redemptions	(1,307,411)	(18,933,275)	(13,858,113)	(225,117,589)

Net increase (decrease)	6,856,368	$81,340,316	(7,077,777)	$(119,395,505)

Class B
Sales	1,295,754	$16,463,436	3,331,781	$46,319,451
Reinvestments	6,457,224	71,094,043	3,998,767	56,902,449
Redemptions	(2,319,882)	(30,137,327)	(5,854,097)	(84,377,880)

Net increase	5,433,096	$57,420,152	1,476,451	$18,844,020

Class E
Sales	82,904	$1,084,893	227,933	$3,475,771
Reinvestments	206,162	2,403,852	140,893	2,099,303
Redemptions	(97,917)	(1,321,655)	(337,961)	(5,047,919)

Net increase	191,149	$2,167,090	30,865	$527,155

Increase (decrease) derived from capital shares transactions		$140,927,558		$(100,024,330)

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$12.51		$15.51	$13.74		$14.95	$19.62	$20.53

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01		(0.02)	(0.00	)(b)	0.06	(0.01)	0.05
Net realized and unrealized gain (loss)	2.45		(0.96)	3.30		1.44	0.26	1.38

Total income (loss) from investment operations	2.46		(0.98)	3.30		1.50	0.25	1.43

Less Distributions
Distributions from net investment income	0.00		0.00	0.00		0.00	(0.03)	0.00
Distributions from net realized capital gains	(2.32)		(2.02)	(1.53)		(2.71)	(4.89)	(2.34)

Total distributions	(2.32)		(2.02)	(1.53)		(2.71)	(4.92)	(2.34)

Net Asset Value, End of Period	$12.65		$12.51	$15.51		$13.74	$14.95	$19.62

Total Return (%) (c)	20.17	(d)	(8.77)	25.61		11.72	(1.42)	8.18

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89	(e)	0.88	0.88		0.88	0.87	0.87
Net ratio of expenses to average net assets (%) (f)(g)	0.80	(e)	0.85	0.84		0.86	0.85	0.86
Ratio of net investment income (loss) to average net assets (%)	0.11	(e)	(0.10)	(0.01)		0.43	(0.05)	0.26
Portfolio turnover rate (%)	16	(d)	20	20		28	29	28
Net assets, end of period (in millions)	$629.8		$537.0	$775.5		$766.8	$848.1	$1,075.7

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017		2016	2015	2014
Net Asset Value, Beginning of Period	$11.48		$14.41	$12.90		$14.22	$18.90	$19.91

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)		(0.05)	(0.03)		0.02	(0.05)	(0.00	)(b)
Net realized and unrealized gain (loss)	2.24		(0.86)	3.07		1.37	0.26	1.33

Total income (loss) from investment operations	2.23		(0.91)	3.04		1.39	0.21	1.33

Less Distributions
Distributions from net investment income	0.00		0.00	0.00		0.00	0.00	0.00
Distributions from net realized capital gains	(2.32)		(2.02)	(1.53)		(2.71)	(4.89)	(2.34)

Total distributions	(2.32)		(2.02)	(1.53)		(2.71)	(4.89)	(2.34)

Net Asset Value, End of Period	$11.39		$11.48	$14.41		$12.90	$14.22	$18.90

Total Return (%) (c)	20.09	(d)	(9.05)	25.33		11.43	(1.71)	7.91

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.14	(e)	1.13	1.13		1.13	1.12	1.12
Net ratio of expenses to average net assets (%) (f)(g)	1.05	(e)	1.10	1.09		1.11	1.10	1.11
Ratio of net investment income (loss) to average net assets (%)	(0.14	)(e)	(0.34)	(0.26)		0.16	(0.29)	(0.00	)(h)
Portfolio turnover rate (%)	16	(d)	20	20		28	29	28
Net assets, end of period (in millions)	$422.9		$363.7	$435.3		$395.1	$391.1	$417.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015		2014
Net Asset Value, Beginning of Period	$12.03		$15.00	$13.35	$14.62	$19.29		$20.25

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00	)(b)	(0.04)	(0.02)	0.03	(0.03)		0.02
Net realized and unrealized gain (loss)	2.35		(0.91)	3.20	1.41	0.25		1.36

Total income (loss) from investment operations	2.35		(0.95)	3.18	1.44	0.22		1.38

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	(0.00	)(i)	0.00
Distributions from net realized capital gains	(2.32)		(2.02)	(1.53)	(2.71)	(4.89)		(2.34)

Total distributions	(2.32)		(2.02)	(1.53)	(2.71)	(4.89)		(2.34)

Net Asset Value, End of Period	$12.06		$12.03	$15.00	$13.35	$14.62		$19.29

Total Return (%) (c)	20.16	(d)	(8.95)	25.44	11.55	(1.60)		8.04

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04	(e)	1.03	1.03	1.03	1.02		1.02
Net ratio of expenses to average net assets (%) (f)(g)	0.95	(e)	1.00	0.99	1.01	1.00		1.01
Ratio of net investment income (loss) to average net assets (%)	(0.04	)(e)	(0.25)	(0.15)	0.25	(0.19)		0.10
Portfolio turnover rate (%)	16	(d)	20	20	28	29		28
Net assets, end of period (in millions)	$15.2		$12.9	$15.6	$14.8	$14.8		$16.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01%, 0.01% and 0.02% for the six months ended June 30, 2019 and the years ended December 31, 2018 and 2017, respectively (see Note 5 of the Notes to Financial Statements).
(h)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
(i)	Distributions from net investment income were less than $0.01.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Small Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-14

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to net investment loss. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-15

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans (currently, the federal funds rate plus 2%). This obligation is payable on demand to the Custodian. The Custodian has a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2019, the Portfolio had a payment of $1,585,668 due to the Custodian pursuant to the foregoing arrangement. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy at June 30, 2019. The Portfolio’s average overdraft advances during the six months ended June 30, 2019 were not significant.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $33,302,169. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $6,500,000. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

BHFTI-16

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$157,708,714	$0	$181,909,860

The Portfolio engaged in security transactions with other accounts managed by Invesco Advisers, Inc., the subadviser to the Portfolio, that amounted to $14,156,096 in purchases, which are included above.

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$4,377,440	0.880%	First $500 million
	0.830%	Over $500 million

BHFTI-17

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Invesco Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.100%	First $500 million
0.050%	Next $500 million
0.100%	Over $1 billion

An identical agreement was in place for the period January 1, 2019 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 were $390,052 and are included in the amount shown as a management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $59,045 was waived in the aggregate for the six months ended June 30, 2019 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

Affiliated Broker - During the six months ended June 30, 2019, the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission
Invesco Capital Markets, Inc.	$1,976

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-18

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$953,580,585

Gross unrealized appreciation	344,145,636
Gross unrealized depreciation	(43,362,967)

Net unrealized appreciation (depreciation)	$300,782,669

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$5,076,566	$—	$136,207,045	$123,365,731	$141,283,611	$123,365,731

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$—	$170,441,154	$158,940,501	$—	$329,381,655

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-19

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Managed by J.P. Morgan Investment Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the JPMorgan Core Bond Portfolio returned 6.09% and 5.91%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index1, returned 6.11%.

MARKET ENVIRONMENT / CONDITIONS

Risk assets rebounded in the first quarter of 2019, following the rocky end to 2018. Optimism about the U.S.-China trade agreement and dovish Federal Reserve (the “Fed”) rhetoric propelled risk assets higher despite a string of weak economic data releases in Europe and China, as markets believed that these economies would stabilize and avoid a hard landing. The Fed kept rates unchanged at its March Federal Open Market Committee (“FOMC”) meeting, a move that was widely anticipated, but turned more dovish than expected by lowering its forecast for rate hikes from two to zero in 2019, and announcing its intention to end balance sheet runoff in September of this year.

In the second quarter of 2019, risk assets and U.S. government securities rallied amid sub-trend global growth, ongoing trade tensions and a dovish shift from the Fed. The threat of intensifying trade tensions dominated the narrative. After appearing to progress early in the quarter, U.S.-China trade negotiations took an unexpected turn for the worse in early May when the Trump Administration abruptly raised tariffs on $200 billion of Chinese imports from 10% to 25%, and announced its intention to expand the 25% tariffs to the remaining $300 billion of imports from China. The sudden shift in rhetoric led government bond yields to plunge in the flight-to-quality move. By the end of the quarter, the market began to price in expectations of multiple Fed rate cuts.

PORTFOLIO REVIEW / PERIOD END POSITIONING

Treasury yields rallied over the first six months of the year. The two-year yield fell by 73 basis points (“bps”) to 1.76%, the 10-year yield decreased by 67 bps to 2.01%, and the 30-year yield decreased by 49 bps to 2.53%. The spread between two- and 10- year Treasuries steepened by 5 bps to finish the period at 25 bps. The Portfolio held a longer-duration posture during the period, which was positive as rates rallied across the curve. In addition, an overweight to intermediate-to-longer-term bonds in the 10-20-year portion of the curve was a tailwind. Five-, 10- and 30- year Treasury bonds returned 4.71%, 7.44% and 12.08%, respectively. While most aspects of the Portfolio’s curve positioning were helpful, an underweight to the 30-year portion was a headwind. Longer-term bonds outperformed shorter ones across the curve.

Even as rates rallied throughout the first six months of the year, a risk-on sentiment persisted and the Portfolio’s underweight to Treasuries was positive for performance. All spread sectors except mortgage-backed securities (“MBS”) outperformed Treasuries year to date on a duration neutral basis. Treasuries had a total return of 5.18% while corporate credit was the top-performing sector, followed by non-corporate credit, commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”), with only MBS lagging U.S. Treasuries; corporate credit, non-corporate credit, CMBS, ABS and Agencies all had positive excess returns over similar-maturity Treasuries, returning 3.91%, 1.74%, 1.54%, 0.53% and 0.26%, respectively.

Agency MBS were the worst performers in the index during the period, underperforming duration-neutral Treasuries by 11 bps, according to Bloomberg Barclays. Spreads came under pressure in the second quarter as mortgage rates fell to their lowest levels since 2017 and investors had to adjust expectations to a faster prepayment-speed environment. With mortgage rates below 4.0%, many of the 2017-2018 borrowers have incentive to refinance, which make up about 30% of the Agency MBS universe. The Portfolio’s focus on mortgages with more stable duration profiles than the index resulted in positive security selection in the sector and was a key contributor to excess returns.

Investment-grade corporate credit was the best performing sector year to date. The OAS (Option-adjusted Spread) of the Bloomberg Barclays corporate index ended the period at 115 bps, which was 39 bps tighter than the start of the year. The move led corporates to outperform duration-neutral Treasuries by 391 bps. The best sub-sector within corporates was Industrials, followed by Financials and Utilities. The sub-sectors produced excess returns of 425 bps, 368 bps and 210 bps, respectively. The non-corporate credit sectors outpaced duration-like Treasuries by only 174 bps. The Portfolio’s underweight to corporates was the largest detractor from performance over the period. This was partially offset by the Portfolio’s security selection within Industrials and underweight to non-corporate credit.

The Portfolio’s large overweight to ABS detracted from a sector allocation perspective. While ABS generated positive returns over the period, the shorter-duration profile of ABS relative to longer-dated securities led to underperformance. On an absolute basis, corporate credit generated 4.48% of return while ABS returned 1.67% during the period.

At the end of the period the Portfolio was positioned for increased volatility given trade uncertainty and softening global growth. Trends towards lower rates and a greater level of market anxiety made high-quality developed market government duration and moderate prepay-protected Agency MBS and Agency CMBS attractive. In

BHFTI-1

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Managed by J.P. Morgan Investment Management Inc.

Portfolio Manager Commentary*—(Continued)

securitized credit, the Portfolio was positioned up in the capital structure and still found short-duration auto ABS and consumer loans attractive. The Portfolio continued to be disciplined in the corporate bond space and favored quality names with decreasing leverage.

Barb Miller

Richard Figuly

Justin Rucker

Portfolio Managers

J.P. Morgan Investment Management Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year	Since Inception[2]
JPMorgan Core Bond Portfolio
Class A	6.09	7.92	2.96	—	2.45
Class B	5.91	7.63	2.71	3.65	—
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	2.95	3.90	—

1 The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

2 Inception dates of the Class A and Class B shares are 2/28/2013 and 4/28/2008, respectively. Class C shares were converted to Class B shares effective 1/7/2013.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class B shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	53.0
Corporate Bonds & Notes	25.1
Asset-Backed Securities	14.9
Mortgage-Backed Securities	4.4
Foreign Government	1.0

BHFTI-3

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

JPMorgan Core Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.44%	$1,000.00	$1,060.90	$2.25
	Hypothetical*	0.44%	$1,000.00	$1,022.61	$2.21

Class B (a)	Actual	0.70%	$1,000.00	$1,059.10	$3.57
	Hypothetical*	0.70%	$1,000.00	$1,021.32	$3.51

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—53.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—31.6%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	124,481	$127,057
Fannie Mae 20 Yr. Pool
4.000%, 02/01/31	1,180,237	1,232,622
6.000%, 07/01/28	234,251	256,401
Fannie Mae 30 Yr. Pool
3.500%, 07/01/42	1,181,260	1,226,367
3.500%, 08/01/42	549,712	562,557
4.000%, 06/01/47	1,800,456	1,904,768
4.500%, 02/01/40	412,976	443,516
5.000%, 09/01/35	962,503	1,050,911
6.000%, 12/01/39	284,935	323,120
Fannie Mae ARM Pool 2.911%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,625,541	3,606,284
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	776,084	874,249
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,934,555	4,018,147
Fannie Mae Interest Strip (CMO) 4.500%, 11/25/20 (b)	13,951	201
Fannie Mae Pool
2.420%, 05/01/23	5,369,713	5,416,944
2.450%, 11/01/22	3,000,000	3,010,383
2.450%, 09/01/28	4,956,256	4,966,272
2.480%, 10/01/28	9,036,855	9,021,436
2.600%, 09/01/28	997,400	1,007,138
2.640%, 04/01/23	1,804,576	1,834,029
2.640%, 05/01/23	2,155,450	2,191,313
2.690%, 10/01/23	2,000,000	2,042,492
2.700%, 05/01/23	5,000,000	5,098,964
2.720%, 03/01/23	2,943,671	2,998,366
2.730%, 07/01/28	3,000,000	3,053,437
2.810%, 09/01/31	1,524,980	1,553,522
2.890%, 05/01/27	1,896,547	1,960,111
2.920%, 12/01/24	1,000,000	1,034,551
2.970%, 06/01/30	2,750,000	2,821,330
2.980%, 09/01/36	1,496,393	1,548,245
3.000%, 01/01/43	3,513,346	3,561,706
3.110%, 12/01/24	1,500,000	1,566,311
3.180%, 06/01/30	3,337,984	3,478,900
3.235%, 10/01/26	1,377,307	1,456,509
3.240%, 12/01/26	1,500,000	1,587,222
3.260%, 12/01/26	958,013	1,013,594
3.290%, 08/01/26	2,000,000	2,120,538
3.320%, 03/01/29	2,469,484	2,616,470
3.340%, 02/01/27	1,500,000	1,594,340
3.380%, 12/01/23	1,952,210	2,049,152
3.440%, 11/01/21	3,694,912	3,795,395
3.450%, 01/01/24	962,920	1,014,278
3.490%, 09/01/23	3,777,742	3,972,264
3.500%, 08/01/26	227,684	233,821
3.500%, 02/01/33	3,808,675	3,923,530
3.500%, 05/01/33	3,782,345	3,896,231
3.500%, 07/01/43	2,737,742	2,835,521
3.530%, 08/01/28	7,376,000	7,942,598
3.550%, 02/01/30	1,500,000	1,612,812

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae Pool
3.560%, 03/01/24	6,926,106	$7,319,688
3.563%, 01/01/21	5,682,080	5,788,917
3.570%, 07/01/26	4,000,000	4,294,688
3.570%, 07/01/28	4,949,813	5,328,501
3.630%, 10/01/29	1,397,325	1,510,904
3.660%, 10/01/28	4,654,097	5,049,434
3.670%, 07/01/23	2,500,000	2,645,792
3.730%, 07/01/22	4,558,586	4,720,708
3.740%, 07/01/30	2,918,000	3,198,201
3.760%, 11/01/23	1,075,740	1,145,092
3.770%, 12/01/20	2,132,979	2,165,577
3.800%, 07/01/30	4,013,000	4,423,767
3.817%, 05/01/22	6,708,566	6,908,374
3.970%, 07/01/21	4,416,433	4,548,252
3.970%, 08/01/33	5,198,697	5,751,685
3.990%, 02/01/28	1,684,496	1,853,776
4.000%, 10/01/32	1,394,299	1,454,867
4.000%, 12/01/40	368,445	389,564
4.000%, 07/01/42	2,150,415	2,267,232
4.330%, 04/01/20	3,566,950	3,582,270
Fannie Mae REMICS (CMO)
Zero Coupon, 09/25/43 (c)	1,658,737	1,397,979
Zero Coupon, 10/25/43 (c)	849,282	703,917
Zero Coupon, 12/25/43 (c)	1,859,878	1,604,965
2.904%, 1M LIBOR + 0.500%, 05/25/35 (a)	1,270,372	1,272,228
2.904%, 1M LIBOR + 0.500%, 10/25/42 (a)	769,365	771,074
3.004%, 1M LIBOR + 0.600%, 10/25/43 (a)	1,987,008	1,998,787
3.004%, 1M LIBOR + 0.600%, 12/25/43 (a)	2,218,345	2,224,138
3.022%, 03/25/27 (a)	140,368	141,170
3.304%, 1M LIBOR + 0.900%, 03/25/38 (a)	249,048	255,059
3.404%, 1M LIBOR + 1.000%, 08/25/32 (a)	630,959	648,051
3.500%, 02/25/43	4,622,848	4,832,972
4.126%, -1x 1M LIBOR + 6.530%, 01/25/41 (a) (b)	3,844,339	791,273
5.000%, 03/25/40	5,219,168	5,711,439
5.500%, 12/25/35	1,110,692	1,257,381
6.000%, 01/25/36	1,024,810	1,212,843
6.500%, 07/18/28	125,803	139,581
Fannie Mae-ACES (CMO)
2.207%, 01/25/22	10,000,000	10,002,464
2.488%, 05/25/26	1,600,000	1,607,128
2.567%, 12/25/26 (a)	4,800,000	4,804,150
2.723%, 10/25/24	2,000,000	2,042,571
3.061%, 05/25/27 (a)	3,090,000	3,213,069
3.103%, 07/25/24 (a)	1,394,000	1,447,139
3.144%, 03/25/28 (a)	2,098,000	2,184,296
3.184%, 06/25/27 (a)	3,216,000	3,357,094
3.193%, 02/25/30 (a)	1,504,000	1,563,095
3.299%, 04/25/29 (a)	2,736,000	2,870,113
3.346%, 03/25/24 (a)	2,500,000	2,612,845
3.497%, 07/25/28 (a)	3,757,000	4,012,106
3.501%, 01/25/24 (a)	2,387,235	2,514,722
3.673%, 09/25/28 (a)	3,075,000	3,329,885
3.776%, 08/25/30 (a)	4,500,000	4,905,584
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	1,062,328	1,102,152

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 08/01/42	3,321,664	$3,508,774
4.000%, 05/01/43	457,695	473,856
4.000%, 06/01/43	406,800	421,162
4.000%, 08/01/43	5,694,450	6,009,731
5.000%, 08/01/39	696,070	761,365
Freddie Mac ARM Non-Gold Pool 4.661%, 12M LIBOR + 1.839%, 07/01/40 (a)	1,090,260	1,145,436
Freddie Mac Gold Pool
3.500%, 12/01/32	3,271,602	3,372,541
3.500%, 01/01/33	5,069,298	5,224,282
3.500%, 03/01/33	5,018,839	5,173,101
3.500%, 04/01/33	6,558,381	6,760,203
3.500%, 05/01/33	2,820,388	2,907,439
3.500%, 06/01/43	2,949,088	3,056,181
4.000%, 09/01/32	740,220	770,200
4.000%, 11/01/32	2,986,531	3,118,124
4.000%, 12/01/32	1,409,680	1,471,831
4.000%, 01/01/33	514,041	534,613
4.000%, 02/01/33	551,019	575,301
4.000%, 01/01/46	2,551,592	2,692,200
5.000%, 02/01/34	350,455	375,348
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
2.522%, 01/25/23	2,085,000	2,101,622
2.838%, 09/25/22	1,849,000	1,880,415
3.117%, 06/25/27	2,487,000	2,608,819
3.243%, 04/25/27	1,996,000	2,110,683
3.303%, 11/25/27 (a)	1,755,000	1,866,129
3.326%, 05/25/27	1,072,000	1,135,635
3.336%, 04/25/28 (a)	1,790,000	1,870,327
3.490%, 01/25/24	4,000,000	4,219,320
3.690%, 01/25/29	3,480,000	3,819,161
3.850%, 05/25/28 (a)	7,385,000	8,118,033
3.900%, 08/25/28 (a)	3,170,000	3,520,611
Freddie Mac REMICS (CMO)
2.844%, 1M LIBOR + 0.450%, 08/15/42 (a)	4,278,543	4,262,111
3.000%, 02/15/26	1,297,740	1,325,621
3.074%, 1M LIBOR + 0.680%, 11/15/37 (a)	715,697	725,593
3.094%, 1M LIBOR + 0.700%, 03/15/24 (a)	283,966	286,552
3.500%, 08/15/39	1,894,736	1,936,831
3.500%, 06/15/48	4,230,840	4,356,053
3.744%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	636,946
3.976%, -1x 1M LIBOR + 6.370%, 10/15/37 (a) (b)	3,294,066	504,688
4.006%, -1x 1M LIBOR + 6.400%, 11/15/36 (a) (b)	1,919,951	146,294
5.000%, 08/15/35	1,567,964	1,737,456
6.000%, 07/15/35	4,007,911	4,448,810
6.000%, 03/15/36	3,126,015	3,672,884
6.500%, 05/15/28	287,959	318,381
6.500%, 03/15/37	642,291	732,001
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (c)	906,484	783,194
3.000%, 01/15/43	4,618,187	4,778,254
FREMF Mortgage Trust (CMO)
3.695%, 11/25/49 (144A) (a)	1,700,000	1,729,627
3.800%, 11/25/49 (144A) (a)	2,000,000	2,048,207
3.971%, 07/25/49 (144A) (a)	1,635,000	1,680,501

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
FREMF Mortgage Trust (CMO)
4.208%, 11/25/47 (144A) (a)	1,577,000	$1,641,897
Ginnie Mae II ARM Pool 3.625%, 1Y H15 + 1.500%, 04/20/41 (a)	362,502	377,111
Ginnie Mae II Pool 4.427%, 04/20/63 (a)	3,259,143	3,318,254
Government National Mortgage Association (CMO)
1.650%, 02/20/63	7,778,633	7,727,116
1.650%, 04/20/63	5,400,654	5,348,303
2.767%, 1M LIBOR + 0.300%, 11/20/62 (a)	31,861	31,804
2.807%, 1M LIBOR + 0.300%, 08/20/60 (a)	9,930	9,918
2.847%, 1M LIBOR + 0.340%, 12/20/62 (a)	1,766,604	1,760,055
2.867%, 1M LIBOR + 0.400%, 02/20/62 (a)	464,475	463,108
2.877%, 1M LIBOR + 0.410%, 03/20/63 (a)	626,089	625,004
2.883%, 1M LIBOR + 0.500%, 09/20/37 (a)	197,894	199,026
2.887%, 1M LIBOR + 0.420%, 02/20/63 (a)	1,324,514	1,321,251
2.917%, 1M LIBOR + 0.450%, 02/20/63 (a)	5,609,391	5,605,102
2.937%, 1M LIBOR + 0.470%, 03/20/63 (a)	2,749,730	2,749,067
2.937%, 1M LIBOR + 0.470%, 07/20/64 (a)	3,395,687	3,394,869
2.937%, 1M LIBOR + 0.470%, 09/20/64 (a)	1,500,079	1,499,175
2.947%, 1M LIBOR + 0.480%, 04/20/63 (a)	6,501,570	6,501,868
2.967%, 1M LIBOR + 0.500%, 01/20/63 (a)	150,369	150,412
2.967%, 1M LIBOR + 0.500%, 04/20/63 (a)	4,960,513	4,962,899
2.967%, 1M LIBOR + 0.500%, 07/20/64 (a)	874,875	875,269
3.007%, 1M LIBOR + 0.500%, 06/20/64 (a)	4,534,435	4,536,451
3.007%, 1M LIBOR + 0.500%, 07/20/64 (a)	1,192,486	1,193,028
3.017%, 1M LIBOR + 0.550%, 04/20/62 (a)	85,664	85,692
3.067%, 1M LIBOR + 0.600%, 04/20/64 (a)	6,834,164	6,863,622
3.107%, 1M LIBOR + 0.600%, 04/20/64 (a)	4,067,779	4,080,152
3.117%, 1M LIBOR + 0.650%, 07/20/63 (a)	4,820,645	4,836,168
3.117%, 1M LIBOR + 0.650%, 01/20/64 (a)	1,197,800	1,202,989
3.117%, 1M LIBOR + 0.650%, 02/20/64 (a)	4,181,199	4,199,445
3.117%, 1M LIBOR + 0.650%, 03/20/64 (a)	1,325,469	1,330,714
3.157%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,616,432	1,628,989
3.167%, 1M LIBOR + 0.700%, 09/20/63 (a)	3,498,357	3,516,141
3.217%, 1M LIBOR + 0.750%, 09/20/63 (a)	3,624,789	3,646,549
3.467%, 1M LIBOR + 1.000%, 12/20/66 (a)	1,484,229	1,508,198
4.487%, 04/20/43 (a)	1,636,530	1,732,497
4.500%, 01/16/25	1,068,733	1,142,899
4.753%, 11/20/42 (a)	6,671,295	7,302,210
5.000%, 12/20/33	1,148,117	1,266,652
5.000%, 09/20/38	854,277	859,730
5.000%, 06/16/39	378,794	404,255
5.000%, 07/20/39	2,240,723	2,472,900
5.000%, 10/20/39	2,393,980	2,703,471
5.170%, 06/20/40 (a)	2,758,231	3,042,574
5.500%, 07/16/33 (b)	839,743	143,590

		492,307,355

Federal Agencies—0.7%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20	3,119,000	3,054,562
Tennessee Valley Authority
5.880%, 04/01/36	1,600,000	2,203,581
6.235%, 07/15/45	4,250,000	4,406,243

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	$705,387
Tennessee Valley Authority Principal Strip
Zero Coupon, 11/01/25	1,000,000	864,507
Zero Coupon, 06/15/35	750,000	452,880

		11,687,160

U.S. Treasury—20.7%
U.S. Treasury Bonds
2.500%, 02/15/45	7,350,000	7,313,824
2.750%, 08/15/42	3,300,000	3,459,199
2.750%, 11/15/42	1,250,000	1,309,229
2.750%, 08/15/47	8,000,000	8,337,188
2.875%, 05/15/43	21,165,000	22,615,960
2.875%, 08/15/45	7,700,000	8,220,652
3.000%, 02/15/48	470,000	514,118
3.125%, 11/15/41	3,480,000	3,891,211
3.125%, 05/15/48	2,942,000	3,296,764
3.500%, 02/15/39	450,000	534,041
3.625%, 08/15/43 (e)	6,400,000	7,718,750
3.625%, 02/15/44	4,325,000	5,221,424
3.750%, 11/15/43	3,581,000	4,404,490
3.875%, 08/15/40	4,230,000	5,278,577
4.250%, 05/15/39	200,000	261,406
4.250%, 11/15/40	2,383,000	3,123,964
4.375%, 11/15/39	10,650,000	14,147,443
4.375%, 05/15/40	2,500,000	3,326,367
4.375%, 05/15/41	1,200,000	1,601,016
5.250%, 02/15/29	3,500,000	4,493,125
6.000%, 02/15/26	2,525,000	3,172,426
U.S. Treasury Coupon Strips
Zero Coupon, 05/15/22 (e)	4,560,000	4,331,926
Zero Coupon, 08/15/22 (e)	3,085,000	2,918,313
Zero Coupon, 11/15/22 (e)	1,250,000	1,177,446
Zero Coupon, 02/15/23	3,035,000	2,845,690
Zero Coupon, 05/15/23	47,445,000	44,264,389
Zero Coupon, 08/15/23 (e)	2,220,000	2,061,548
Zero Coupon, 11/15/23 (e)	2,300,000	2,125,060
Zero Coupon, 02/15/24	4,900,000	4,505,423
Zero Coupon, 08/15/24 (e)	2,500,000	2,274,112
Zero Coupon, 11/15/24	1,500,000	1,357,315
Zero Coupon, 02/15/25	2,000,000	1,799,042
Zero Coupon, 05/15/25	5,500,000	4,919,266
Zero Coupon, 08/15/25	648,000	576,088
Zero Coupon, 11/15/26	366,129	316,273
Zero Coupon, 08/15/27	400,000	339,366
Zero Coupon, 11/15/27	570,000	480,916
Zero Coupon, 05/15/28	15,030,000	12,511,344
Zero Coupon, 08/15/28 (e)	250,000	206,986
Zero Coupon, 02/15/30	6,300,000	5,012,456
Zero Coupon, 05/15/30	700,000	554,122
Zero Coupon, 08/15/30	3,925,000	3,084,260
Zero Coupon, 11/15/30	5,425,000	4,232,721
Zero Coupon, 02/15/31	1,775,000	1,375,014

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 05/15/31	10,500,000	$8,081,328
Zero Coupon, 08/15/31	7,800,000	5,956,776
Zero Coupon, 11/15/31	3,000,000	2,277,064
Zero Coupon, 02/15/32 (e)	12,900,000	9,724,786
Zero Coupon, 05/15/32	12,800,000	9,575,713
Zero Coupon, 08/15/32	6,900,000	5,128,552
Zero Coupon, 08/15/33 (e)	400,000	288,912
Zero Coupon, 11/15/33 (e)	13,000,000	9,325,667
Zero Coupon, 02/15/34 (e)	4,400,000	3,131,400
Zero Coupon, 05/15/34	19,000,000	13,431,151
Zero Coupon, 08/15/34	5,000,000	3,505,251
Zero Coupon, 05/15/35	4,000,000	2,745,370
U.S. Treasury Inflation Indexed Bond 1.750%, 01/15/28 (e) (f)	609,805	683,608
U.S. Treasury Inflation Indexed Note 0.125%, 01/15/22 (e) (f)	1,693,305	1,682,559
U.S. Treasury Notes
1.625%, 02/15/26	782,300	770,413
1.750%, 02/28/22	100,000	100,031
2.000%, 06/30/24 (e)	2,308,000	2,331,801
2.000%, 11/15/26	910,000	916,363
2.125%, 02/29/24 (e)	663,000	673,618
2.250%, 04/15/22	9,000,000	9,123,750
2.750%, 05/31/23	663,000	688,096
2.750%, 02/15/24	2,300,000	2,400,625
2.875%, 04/30/25	450,000	475,998
2.875%, 05/31/25	4,920,000	5,206,744
2.875%, 05/15/28	7,681,100	8,242,780

		321,978,606

Total U.S. Treasury & Government Agencies (Cost $792,964,699)		825,973,121

Corporate Bonds & Notes—25.1%

Aerospace/Defense—0.5%
Airbus Finance B.V. 2.700%, 04/17/23 (144A)	249,000	251,951
BAE Systems plc 4.750%, 10/11/21 (144A)	1,000,000	1,046,841
Carlyle Global Market Strategies CLO, Ltd. 1.000%, 07/15/19 (g) (h) (i)	22,271	22,243
Harris Corp. 3.832%, 04/27/25	600,000	630,778
Lockheed Martin Corp. 4.500%, 05/15/36	450,000	516,323
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	187,344
Northrop Grumman Systems Corp. 7.750%, 02/15/31	350,000	499,841
Rockwell Collins, Inc.
3.200%, 03/15/24	251,000	258,317
4.350%, 04/15/47	133,000	145,164

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
United Technologies Corp.
3.750%, 11/01/46	550,000	$559,224
3.950%, 08/16/25	215,000	231,758
4.450%, 11/16/38	240,000	269,049
4.500%, 06/01/42	550,000	620,957
7.500%, 09/15/29	1,568,000	2,159,635

		7,399,425

Agriculture—0.0%
BAT Capital Corp. 4.390%, 08/15/37	68,000	64,637
Reynolds American, Inc. 7.000%, 08/04/41	570,000	667,675

		732,312

Airlines—0.6%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	498,893	502,422
3.550%, 01/15/30 (144A)	707,414	710,092
4.125%, 05/15/25 (144A)	876,365	921,323
British Airways Pass-Through Trust
3.800%, 09/20/31 (144A)	642,872	674,052
4.125%, 09/20/31 (144A)	857,994	894,888
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	145,435	151,921
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	291,550	298,271
United Airlines Pass-Through Trust
3.500%, 03/01/30	1,275,404	1,302,587
3.700%, 03/01/30	653,424	661,214
4.000%, 04/11/26	466,172	489,481
4.150%, 08/25/31	1,400,000	1,501,353
4.300%, 08/15/25	648,492	689,143
4.600%, 03/01/26	328,613	340,825

		9,137,572

Auto Manufacturers—0.2%
General Motors Financial Co., Inc.
3.500%, 11/07/24	695,000	693,634
3.950%, 04/13/24	1,200,000	1,225,440
4.300%, 07/13/25	1,360,000	1,401,815

		3,320,889

Banks—6.4%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	500,000	535,170
AIB Group plc 4.750%, 10/12/23 (144A)	1,340,000	1,408,132
ANZ New Zealand International, Ltd.
2.600%, 09/23/19 (144A)	1,800,000	1,801,322
2.850%, 08/06/20 (144A)	250,000	251,497
ASB Bank, Ltd. 3.125%, 05/23/24 (144A)	685,000	697,903

Security Description	Principal Amount*	Value

Banks—(Continued)
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	$210,779
Bank of America Corp.
2.503%, 10/21/22	120,000	120,220
2.881%, 3M LIBOR + 1.021%, 04/24/23 (a)	210,000	212,580
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,141,000	2,179,403
3.124%, 3M LIBOR + 1.160%, 01/20/23 (a)	2,043,000	2,075,042
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	618,798
3.499%, 3M LIBOR + 0.630%, 05/17/22 (a)	312,000	318,166
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	2,562,000	2,653,401
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,625,606
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	1,400,000	1,496,577
4.000%, 01/22/25	1,071,000	1,125,882
4.250%, 10/22/26	520,000	555,315
Bank of Montreal
2.350%, 09/11/22	500,000	500,003
3.803%, 5Y USD ICE Swap + 1.432%, 12/15/32 (a)	433,000	439,110
Bank of Nova Scotia (The) 2.800%, 07/21/21	500,000	505,500
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 4.100%, 09/09/23 (144A)	364,000	386,122
Banque Federative du Credit Mutuel S.A. 3.750%, 07/20/23 (144A)	1,070,000	1,121,189
Barclays plc
3.650%, 03/16/25	254,000	255,280
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	2,000,000	2,065,006
4.610%, 3M LIBOR + 1.400%, 02/15/23 (a)	1,000,000	1,036,265
5.200%, 05/12/26	250,000	262,143
BNP Paribas S.A. 3.500%, 03/01/23 (144A)	400,000	411,315
BNZ International Funding, Ltd.
2.650%, 11/03/22 (144A)	842,000	843,918
2.900%, 02/21/22 (144A)	300,000	302,856
BPCE S.A.
3.375%, 12/02/26	700,000	719,730
4.625%, 07/11/24 (144A)	400,000	422,316
Canadian Imperial Bank of Commerce 2.100%, 10/05/20	200,000	199,689
Capital One Financial Corp.
3.750%, 07/28/26	860,000	874,838
4.200%, 10/29/25	200,000	209,979
Citigroup, Inc.
3.142%, 3M LIBOR + 0.722%, 01/24/23 (a)	667,000	677,970
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	700,000	730,200
3.700%, 01/12/26	250,000	263,076
3.875%, 03/26/25	1,300,000	1,355,909
3.878%, 3M LIBOR + 1.168%, 01/24/39 (a)	150,000	155,530
3.980%, 3M LIBOR + 1.338%, 03/20/30 (a)	1,700,000	1,816,451
4.300%, 11/20/26	750,000	796,162
4.400%, 06/10/25	566,000	604,041
4.450%, 09/29/27	117,000	126,081
4.750%, 05/18/46	800,000	906,449
Citizens Financial Group, Inc.
2.375%, 07/28/21	110,000	109,885
4.300%, 12/03/25	193,000	204,080

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Commonwealth Bank of Australia
2.000%, 09/06/21 (144A)	500,000	$496,709
2.850%, 05/18/26 (144A)	720,000	723,379
4.500%, 12/09/25 (144A)	352,000	374,769
Cooperative Rabobank UA
4.375%, 08/04/25	941,000	1,003,660
4.625%, 12/01/23	872,000	933,699
Credit Agricole S.A.
3.750%, 04/24/23 (144A)	250,000	259,385
4.375%, 03/17/25 (144A)	295,000	308,683
Credit Suisse Group AG 4.282%, 01/09/28 (144A)	783,000	826,073
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	970,000	1,012,497
Danske Bank A/S
2.000%, 09/08/21 (144A)	366,000	360,160
2.700%, 03/02/22 (144A)	372,000	372,847
Deutsche Bank AG 4.250%, 10/14/21	900,000	911,820
Discover Bank 4.250%, 03/13/26	1,229,000	1,301,830
Fifth Third Bancorp
3.950%, 03/14/28	400,000	430,886
8.250%, 03/01/38	200,000	295,555
Goldman Sachs Group, Inc. (The)
2.876%, 3M LIBOR + 0.821%, 10/31/22 (a)	1,350,000	1,360,727
3.500%, 11/16/26	1,300,000	1,331,857
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	1,674,000	1,728,796
3.850%, 01/26/27	2,090,000	2,184,621
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	2,000,000	2,143,719
4.411%, 3M LIBOR + 1.430%, 04/23/39 (a)	445,000	480,962
HSBC Holdings plc
3.033%, 3M LIBOR + 0.923%, 11/22/23 (a)	473,000	478,747
3.900%, 05/25/26	200,000	209,286
4.250%, 03/14/24	500,000	527,608
4.250%, 08/18/25	300,000	315,679
4.375%, 11/23/26	1,006,000	1,063,097
Huntington Bancshares, Inc.
2.300%, 01/14/22	813,000	812,264
Industrial & Commercial Bank of China, Ltd. 2.452%, 10/20/21	750,000	746,279
ING Groep NV 4.100%, 10/02/23	1,270,000	1,341,042
KeyCorp
4.150%, 10/29/25	275,000	297,742
5.100%, 03/24/21 (e)	896,000	936,695
Lloyds Banking Group plc
2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	300,000	299,707
4.375%, 03/22/28	633,000	672,212
4.450%, 05/08/25	540,000	574,596
4.582%, 12/10/25	400,000	417,138
Macquarie Bank, Ltd. 4.000%, 07/29/25 (144A)	250,000	263,372
Macquarie Group, Ltd.
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (a)	1,015,000	1,030,083
5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a)	1,820,000	2,012,373

Security Description	Principal Amount*	Value

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.
2.527%, 09/13/23	250,000	$249,373
3.407%, 03/07/24	1,510,000	1,566,427
Morgan Stanley
2.750%, 05/19/22	250,000	252,595
3.125%, 01/23/23	500,000	511,099
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,067,000	1,110,513
3.625%, 01/20/27	1,157,000	1,215,256
3.700%, 10/23/24	500,000	527,304
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a) (e)	278,000	292,894
3.875%, 04/29/24	700,000	741,943
5.000%, 11/24/25	1,269,000	1,404,046
5.500%, 07/28/21 (e)	807,000	856,918
NatWest Markets plc 3.625%, 09/29/22 (144A)	1,155,000	1,179,194
Nordea Bank AB 4.875%, 01/27/20 (144A)	900,000	912,335
PNC Financial Services Group, Inc. (The) 4.375%, 08/11/20	650,000	664,471
Regions Financial Corp.
2.750%, 08/14/22	136,000	136,932
3.800%, 08/14/23	132,000	138,048
Royal Bank of Canada 4.650%, 01/27/26	495,000	540,089
Royal Bank of Scotland Group plc
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	480,000	496,263
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	309,533
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	700,000	725,793
Societe Generale S.A.
3.875%, 03/28/24 (144A)	700,000	723,754
4.250%, 04/14/25 (144A)	500,000	512,459
Standard Chartered plc
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a)	1,200,000	1,238,065
4.866%, 3M LIBOR + 1.970%, 03/15/33 (144A) (a)	300,000	313,050
State Street Corp. 3.700%, 11/20/23	1,000,000	1,055,574
Sumitomo Mitsui Financial Group, Inc.
2.778%, 10/18/22	411,000	414,902
2.784%, 07/12/22	800,000	810,120
2.846%, 01/11/22	900,000	909,651
3.010%, 10/19/26	212,000	214,507
3.102%, 01/17/23	482,000	490,424
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 10/18/19 (144A)	1,000,000	998,811
SunTrust Banks, Inc. 2.750%, 05/01/23	1,200,000	1,208,517
UBS AG 2.450%, 12/01/20 (144A)	200,000	200,182
UBS Group Funding Switzerland AG
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	276,000	278,515
3.491%, 05/23/23 (144A)	762,000	780,954
4.125%, 09/24/25 (144A)	300,000	319,991
Wells Fargo & Co.
3.069%, 01/24/23	2,470,000	2,507,507
3.196%, 3M LIBOR + 1.170%, 06/17/27 (a)	1,085,000	1,105,549

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
4.100%, 06/03/26	1,291,000	$1,367,741
4.650%, 11/04/44	595,000	661,770
5.375%, 11/02/43	1,005,000	1,214,584
Westpac Banking Corp. 4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,086,660

		100,271,753

Beverages—0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,465,000	1,611,011
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	1,300,000	1,376,204
4.439%, 10/06/48	340,000	356,812
4.750%, 01/23/29 (e)	970,000	1,098,781
4.750%, 04/15/58	775,000	818,547
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	772,300
Coca-Cola Femsa S.A.B. de C.V. 3.875%, 11/26/23	200,000	209,670
Constellation Brands, Inc.
4.400%, 11/15/25	300,000	326,560
5.250%, 11/15/48	180,000	208,275
Keurig Dr Pepper, Inc.
3.430%, 06/15/27	175,000	176,585
4.417%, 05/25/25	268,000	287,069
4.985%, 05/25/38	387,000	423,998

		7,665,812

Biotechnology—0.1%
Baxalta, Inc. 5.250%, 06/23/45	27,000	32,440
Celgene Corp. 5.700%, 10/15/40	165,000	203,129
Gilead Sciences, Inc. 3.250%, 09/01/22	630,000	647,035

		882,604

Building Materials—0.1%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	213,465
Martin Marietta Materials, Inc.
3.450%, 06/01/27	499,000	496,180
Masco Corp. 6.500%, 08/15/32	720,000	849,144

		1,558,789

Chemicals—0.4%
Albemarle Corp. 5.450%, 12/01/44	350,000	375,312
Dow Chemical Co. (The)
4.250%, 10/01/34	1,000,000	1,038,179
8.850%, 09/15/21	640,000	721,490

Security Description	Principal Amount*	Value

Chemicals—(Continued)
DuPont de Nemours, Inc.
4.493%, 11/15/25	800,000	$884,729
5.319%, 11/15/38	395,000	463,389
International Flavors & Fragrances, Inc. 5.000%, 09/26/48 (e)	404,000	448,245
Mosaic Co. (The) 5.625%, 11/15/43	300,000	329,794
Nutrien, Ltd.
3.000%, 04/01/25	440,000	442,519
3.375%, 03/15/25 (e)	87,000	89,134
4.125%, 03/15/35	620,000	614,738
Sherwin-Williams Co. (The) 3.125%, 06/01/24	247,000	251,136
Westlake Chemical Corp. 4.375%, 11/15/47	237,000	223,086

		5,881,751

Commercial Services—0.2%
ERAC USA Finance LLC
3.850%, 11/15/24 (144A)	925,000	977,729
7.000%, 10/15/37 (144A)	500,000	682,402
President & Fellows of Harvard College 3.300%, 07/15/56	714,000	705,525

		2,365,656

Computers—0.8%
Apple, Inc.
2.450%, 08/04/26	519,000	517,892
2.750%, 01/13/25	600,000	613,064
2.850%, 05/11/24	1,123,000	1,156,246
2.900%, 09/12/27	836,000	855,079
3.000%, 06/20/27	675,000	691,438
3.200%, 05/11/27	514,000	535,681
3.350%, 02/09/27	1,207,000	1,267,663
3.750%, 09/12/47	1,200,000	1,255,778
3.850%, 08/04/46	362,000	385,346
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	577,000	636,308
DXC Technology Co. 4.250%, 04/15/24	310,000	324,682
International Business Machines Corp.
3.300%, 05/15/26	1,275,000	1,320,114
3.500%, 05/15/29	2,370,000	2,477,473
6.500%, 01/15/28	300,000	379,668

		12,416,432

Cosmetics/Personal Care—0.0%
Unilever Capital Corp. 3.375%, 03/22/25	310,000	324,080

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	211,388

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23 (e)	468,000	$471,986
3.500%, 01/15/25	600,000	603,192
4.450%, 04/03/26	650,000	685,571
Air Lease Corp. 3.250%, 03/01/25	484,000	486,736
Aircastle, Ltd. 4.400%, 09/25/23	400,000	415,261
American Express Co. 3.400%, 02/27/23	600,000	620,910
Ameriprise Financial, Inc. 2.875%, 09/15/26	635,000	637,715
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	480,000	479,025
3.500%, 10/10/24 (144A)	385,000	390,732
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	364,872
4.700%, 09/20/47	409,000	427,087
4.850%, 03/29/29	1,057,000	1,155,509
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	611,806
CME Group, Inc. 3.000%, 03/15/25	440,000	455,356
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	439,000	445,085
GE Capital International Funding Co.
2.342%, 11/15/20	3,696,000	3,677,738
4.418%, 11/15/35	2,726,000	2,688,271
Invesco Finance plc 4.000%, 01/30/24	500,000	529,920
Jefferies Group LLC 5.125%, 01/20/23	300,000	321,208
ORIX Corp. 2.900%, 07/18/22	362,000	367,382
Private Export Funding Corp.
2.800%, 05/15/22	1,000,000	1,028,129
3.550%, 01/15/24	7,383,000	7,857,385
Synchrony Financial 3.700%, 08/04/26	250,000	248,050

		24,968,926

Electric—1.9%
Alabama Power Co. 3.550%, 12/01/23	461,000	484,176
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,761,057
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	325,000	434,525
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	990,856
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	250,000	275,115
CMS Energy Corp. 3.875%, 03/01/24	170,000	177,987

Security Description	Principal Amount*	Value

Electric—(Continued)
Consumers Energy Co. 4.350%, 08/31/64	191,000	$211,993
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	536,481
Dominion Energy, Inc.
2.750%, 09/15/22	232,000	233,855
2.850%, 08/15/26	183,000	181,416
DTE Electric Co. 5.700%, 10/01/37	300,000	384,950
Duke Energy Carolinas LLC 6.000%, 01/15/38	600,000	795,107
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	353,879
Duke Energy Progress LLC
4.100%, 03/15/43	200,000	214,549
4.375%, 03/30/44	247,000	275,478
5.700%, 04/01/35	360,000	441,258
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	1,050,000	1,055,423
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	458,195
3.625%, 05/25/27 (144A)	480,000	481,979
4.625%, 09/14/25 (144A)	265,000	284,304
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	779,964
Entergy Corp. 2.950%, 09/01/26	194,000	193,969
Entergy Louisiana LLC
2.400%, 10/01/26	414,000	404,528
3.050%, 06/01/31	195,000	196,522
Exelon Corp. 3.497%, 06/01/22	600,000	614,838
Exelon Generation Co. LLC
3.400%, 03/15/22	643,000	658,665
6.250%, 10/01/39	160,000	189,041
FirstEnergy Corp. 4.850%, 07/15/47	289,000	328,145
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,586,009
Fortis, Inc. 3.055%, 10/04/26	929,000	921,781
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	338,718
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	245,776
Kansas City Power & Light Co. 5.300%, 10/01/41	315,000	379,072
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	414,729
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	361,823
Nevada Power Co.
5.375%, 09/15/40	223,000	265,397
6.650%, 04/01/36	360,000	492,055
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	283,194

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	$443,508
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	426,034
Niagara Mohawk Power Corp. 3.508%, 10/01/24 (144A)	305,000	319,265
Northern States Power Co.
6.250%, 06/01/36	200,000	270,254
6.500%, 03/01/28	628,000	770,625
NRG Energy, Inc. 4.450%, 06/15/29 (144A)	360,000	374,384
PacifiCorp 3.600%, 04/01/24	315,000	330,380
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	113,073
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	301,150
Progress Energy, Inc. 7.000%, 10/30/31	200,000	269,187
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	400,967
Public Service Co. of Oklahoma 6.625%, 11/15/37	600,000	793,596
Sempra Energy 4.050%, 12/01/23	1,054,000	1,109,340
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	574,998
Southern California Edison Co.
3.650%, 03/01/28	500,000	511,688
5.550%, 01/15/36	500,000	560,548
Southern Power Co. 5.150%, 09/15/41	400,000	437,045
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	276,932
Tampa Electric Co. 4.450%, 06/15/49	500,000	556,939
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	512,044
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	218,916
Virginia Electric & Power Co.
2.750%, 03/15/23	400,000	405,532
4.450%, 02/15/44 (e)	126,000	140,186
6.000%, 05/15/37	685,000	884,270

		29,687,670

Electronics—0.1%
Arrow Electronics, Inc.
3.250%, 09/08/24	439,000	434,647
3.875%, 01/12/28	376,000	372,668

		807,315

Engineering & Construction—0.0%
Mexico City Airport Trust
5.500%, 07/31/47 (144A)	200,000	199,250

Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
Vinci S.A. 3.750%, 04/10/29 (144A)	450,000	$483,296

		682,546

Environmental Control—0.1%
Republic Services, Inc. 5.500%, 09/15/19	650,000	653,625
Waste Management, Inc. 3.450%, 06/15/29	325,000	341,805

		995,430

Food—0.4%
Campbell Soup Co. 3.950%, 03/15/25	200,000	207,938
Conagra Brands, Inc.
4.600%, 11/01/25	300,000	326,392
5.300%, 11/01/38	600,000	651,613
General Mills, Inc.
4.000%, 04/17/25	535,000	568,713
4.550%, 04/17/38	130,000	138,307
Kraft Heinz Foods Co.
5.000%, 07/15/35	1,800,000	1,886,677
6.875%, 01/26/39	333,000	402,071
Kroger Co. (The) 8.000%, 09/15/29	610,000	812,905
McCormick & Co., Inc. 3.400%, 08/15/27	200,000	204,321
Smithfield Foods, Inc. 5.200%, 04/01/29 (144A)	1,100,000	1,198,597
Tyson Foods, Inc. 3.950%, 08/15/24 (e)	456,000	483,280

		6,880,814

Forest Products & Paper—0.1%
International Paper Co.
3.000%, 02/15/27 (e)	429,000	424,790
7.300%, 11/15/39 (e)	350,000	455,632
8.700%, 06/15/38	250,000	357,207

		1,237,629

Gas—0.3%
Atmos Energy Corp. 4.150%, 01/15/43	460,000	496,838
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	542,165
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	340,245
NiSource, Inc. 6.250%, 12/15/40	510,000	666,433
Southern Co. Gas Capital Corp.
3.500%, 09/15/21	1,000,000	1,022,463
3.950%, 10/01/46	212,000	208,098

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
Southern Co. Gas Capital Corp.
4.400%, 06/01/43	375,000	$394,619
6.000%, 10/01/34	1,000,000	1,248,680
Southwest Gas Corp. 3.800%, 09/29/46	332,000	323,836

		5,243,377

Healthcare-Products—0.2%
Abbott Laboratories 3.875%, 09/15/25	300,000	323,337
Becton Dickinson & Co. 3.734%, 12/15/24	85,000	89,115
Boston Scientific Corp.
3.750%, 03/01/26	600,000	637,786
4.700%, 03/01/49	575,000	659,126
Covidien International Finance S.A. 2.950%, 06/15/23	377,000	385,791
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	286,000	287,910
3.150%, 01/15/23	500,000	512,443
4.150%, 02/01/24	515,000	551,703
Zimmer Biomet Holdings, Inc. 3.700%, 03/19/23	233,000	240,351

		3,687,562

Healthcare-Services—0.4%
Aetna, Inc.
2.800%, 06/15/23	269,000	270,513
6.625%, 06/15/36	297,000	365,120
Anthem, Inc.
3.500%, 08/15/24	1,035,000	1,074,337
4.101%, 03/01/28	460,000	490,779
4.650%, 08/15/44	324,000	354,406
HCA, Inc.
5.125%, 06/15/39	565,000	586,873
5.250%, 06/15/26	900,000	996,133
Laboratory Corp. of America Holdings 3.200%, 02/01/22	447,000	454,331
Magellan Health, Inc. 4.900%, 09/22/24	1,000,000	989,000
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	209,181
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	143,382
Texas Health Resources 4.330%, 11/15/55	250,000	280,676
UnitedHealth Group, Inc.
2.875%, 03/15/23	250,000	254,713
4.625%, 07/15/35	320,000	367,838

		6,837,282

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,154,319

Security Description	Principal Amount*	Value

Insurance—1.2%
AIA Group, Ltd.
3.600%, 04/09/29 (144A)	495,000	$515,888
3.900%, 04/06/28 (144A)	415,000	440,356
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	500,000	688,152
American Financial Group, Inc. 3.500%, 08/15/26	750,000	754,249
American International Group, Inc.
4.125%, 02/15/24	868,000	919,197
4.200%, 04/01/28	400,000	427,496
Aon plc 3.500%, 06/14/24	485,000	504,949
Assurant, Inc. 4.200%, 09/27/23	605,000	629,058
Athene Global Funding 4.000%, 01/25/22 (144A)	368,000	380,600
Athene Holding, Ltd. 4.125%, 01/12/28	287,000	289,218
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	831,000	925,915
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 3M LIBOR + 3.660%, 12/29/49 (144A) (a)	759,000	767,539
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A)	156,000	176,007
Harborwalk Funding Trust 5.077%, 3M LIBOR + 3.191%, 02/15/69 (144A) (a)	1,100,000	1,258,510
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	400,000	422,478
Jackson National Life Global Funding
3.050%, 04/29/26 (144A)	300,000	303,798
3.250%, 01/30/24 (144A)	460,000	473,580
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	1,008,394
Lincoln National Corp.
4.200%, 03/15/22	350,000	366,228
6.250%, 02/15/20	800,000	817,471
Manulife Financial Corp. 4.061%, 5Y USD ICE Swap + 1.647%, 02/24/32 (a)	500,000	510,091
Marsh & McLennan Cos., Inc. 2.350%, 03/06/20	453,000	452,768
Massachusetts Mutual Life Insurance Co. 7.625%, 11/15/23 (144A)	550,000	639,409
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	495,764
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	625,000	688,009
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	750,000	775,539
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (a)	200,000	195,860
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	252,406
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, (a)	430,000	441,846
Protective Life Global Funding 1.999%, 09/14/21 (144A)	750,000	742,716

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	600,000	$622,623
Torchmark Corp. 4.550%, 09/15/28	555,000	606,705
Voya Financial, Inc.
3.125%, 07/15/24	500,000	508,060
3.650%, 06/15/26	150,000	153,641

		19,154,520

Iron/Steel—0.0%
Nucor Corp.
6.400%, 12/01/37	250,000	328,281

Machinery-Diversified—0.1%
Deere & Co. 8.100%, 05/15/30	400,000	574,353
Nvent Finance Sarl 4.550%, 04/15/28	562,000	570,743
Roper Technologies, Inc. 3.000%, 12/15/20	125,000	125,879
Xylem, Inc. 3.250%, 11/01/26	118,000	118,767

		1,389,742

Media—1.0%
CBS Corp.
3.700%, 08/15/24	474,000	490,454
4.850%, 07/01/42	255,000	268,148
5.900%, 10/15/40	125,000	147,205
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.834%, 10/23/55	400,000	474,626
Comcast Corp.
3.900%, 03/01/38	591,000	622,703
4.200%, 08/15/34	556,000	615,994
4.250%, 01/15/33	1,880,000	2,105,024
4.600%, 10/15/38	880,000	1,006,714
4.950%, 10/15/58	1,105,000	1,346,751
COX Communications, Inc.
3.250%, 12/15/22 (144A)	1,010,000	1,030,528
4.800%, 02/01/35 (144A)	1,100,000	1,113,679
Discovery Communications LLC
3.300%, 05/15/22	625,000	636,001
3.950%, 03/20/28 (e)	315,000	324,642
Fox Corp. 4.709%, 01/25/29 (144A)	460,000	513,175
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	231,780
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,033,108
Time Warner Cable LLC 5.500%, 09/01/41 (e)	1,000,000	1,047,474
Viacom, Inc.
3.875%, 04/01/24	237,000	246,832
6.875%, 04/30/36	500,000	633,036

Security Description	Principal Amount*	Value

Media—(Continued)
Walt Disney Co. (The)
6.150%, 02/15/41 (144A)	500,000	$694,706
6.550%, 03/15/33 (144A)	370,000	500,362

		15,082,942

Mining—0.1%
Anglo American Capital plc 4.000%, 09/11/27 (144A)	300,000	301,023
Barrick Gold Corp. 6.450%, 10/15/35	300,000	364,454
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/43	200,000	249,699
Vale Canada, Ltd. 7.200%, 09/15/32	500,000	573,775

		1,488,951

Miscellaneous Manufacturing—0.3%
General Electric Co.
4.375%, 09/16/20	1,060,000	1,082,780
5.500%, 01/08/20	616,000	624,738
5.550%, 01/05/26	393,000	438,743
6.000%, 08/07/19	673,000	675,206
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	320,000	320,159
Parker-Hannifin Corp.
4.100%, 03/01/47	250,000	263,337
4.450%, 11/21/44	333,000	370,899
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	518,645

		4,294,507

Oil & Gas—1.2%
Anadarko Finance Co. 7.500%, 05/01/31	805,000	1,067,011
Anadarko Holding Co. 7.150%, 05/15/28	949,000	1,132,957
Apache Corp. 5.100%, 09/01/40	350,000	353,919
BP Capital Markets America, Inc.
3.017%, 01/16/27	655,000	668,678
3.224%, 04/14/24	1,000,000	1,035,039
BP Capital Markets plc 3.814%, 02/10/24	650,000	689,260
Canadian Natural Resources, Ltd.
3.900%, 02/01/25	512,000	534,295
6.450%, 06/30/33	200,000	243,619
Cenovus Energy, Inc. 6.750%, 11/15/39	1,100,000	1,300,853
Chevron Corp. 2.895%, 03/03/24 (e)	537,000	554,461
CNOOC Finance 2015 Australia Pty, Ltd. 2.625%, 05/05/20	393,000	393,586
Ecopetrol S.A. 4.125%, 01/16/25 (e)	433,000	448,155

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Encana Corp. 7.200%, 11/01/31	400,000	$509,993
Eni S.p.A. 4.000%, 09/12/23 (144A)	385,000	400,993
EQT Corp. 3.900%, 10/01/27	200,000	189,055
Marathon Petroleum Corp. 3.625%, 09/15/24	371,000	384,628
Noble Energy, Inc.
5.050%, 11/15/44	450,000	478,181
6.000%, 03/01/41	360,000	411,584
Occidental Petroleum Corp. 4.200%, 03/15/48	300,000	302,887
Petro-Canada
5.950%, 05/15/35	210,000	261,244
7.875%, 06/15/26	544,000	681,842
9.250%, 10/15/21	243,000	278,468
Petroleos Mexicanos
4.625%, 09/21/23 (e)	800,000	782,000
6.375%, 01/23/45	918,000	789,480
6.500%, 03/13/27	1,300,000	1,282,060
6.750%, 09/21/47	716,000	637,598
Phillips 66 3.900%, 03/15/28	200,000	210,055
Shell International Finance B.V. 4.125%, 05/11/35	400,000	444,286
Suncor Energy, Inc. 5.950%, 12/01/34	668,000	859,179
Total Capital International S.A. 3.700%, 01/15/24	654,000	693,634
Valero Energy Corp. 7.500%, 04/15/32	180,000	244,999

		18,263,999

Oil & Gas Services—0.1%
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	360,000	396,108
Halliburton Co.
4.850%, 11/15/35	270,000	287,706
6.750%, 02/01/27	200,000	239,745
7.450%, 09/15/39	200,000	274,656
8.750%, 02/15/21	350,000	384,077
Schlumberger Investment S.A. 3.300%, 09/14/21 (144A)	650,000	662,709

		2,245,001

Packaging & Containers—0.0%
WRKCo, Inc. 3.750%, 03/15/25	300,000	312,006

Pharmaceuticals—1.2%
Allergan Funding SCS
3.450%, 03/15/22	500,000	510,356
3.850%, 06/15/24	1,038,000	1,077,004

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Allergan, Inc. 2.800%, 03/15/23	172,000	$171,468
AstraZeneca plc 6.450%, 09/15/37	350,000	477,740
Bristol-Myers Squibb Co.
3.200%, 06/15/26 (144A)	784,000	813,437
3.400%, 07/26/29 (144A)	846,000	884,811
4.125%, 06/15/39 (144A)	527,000	570,849
CVS Health Corp.
4.100%, 03/25/25	540,000	569,228
4.300%, 03/25/28	813,000	856,845
4.780%, 03/25/38	1,610,000	1,678,056
5.050%, 03/25/48	670,000	712,588
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	755,946	801,761
5.773%, 01/10/33 (144A)	742,936	828,437
6.204%, 10/10/25 (144A) (i)	532,593	590,934
8.353%, 07/10/31 (144A)	149,377	187,686
Eli Lilly & Co. 4.150%, 03/15/59	590,000	646,727
Express Scripts Holding Co.
3.500%, 06/15/24	300,000	308,808
4.800%, 07/15/46	156,000	165,619
Mead Johnson Nutrition Co.
4.125%, 11/15/25	89,000	96,248
Merck & Co., Inc.
3.700%, 02/10/45	60,000	63,389
3.900%, 03/07/39 (e)	1,200,000	1,313,268
Mylan, Inc. 4.550%, 04/15/28	350,000	343,015
Novartis Capital Corp. 3.000%, 11/20/25	863,000	890,289
Pfizer, Inc.
3.000%, 12/15/26	450,000	464,038
3.900%, 03/15/39	1,080,000	1,163,243
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	445,000	449,166
3.200%, 09/23/26	2,100,000	2,120,626

		18,755,636

Pipelines—1.0%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.250%, 01/15/25	375,000	396,736
ANR Pipeline Co. 7.375%, 02/15/24	226,000	260,226
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	700,000	733,912
4.250%, 07/15/27 (144A)	687,000	720,319
Buckeye Partners L.P.
3.950%, 12/01/26	79,000	69,947
5.850%, 11/15/43	575,000	481,556
Enable Midstream Partners L.P. 4.950%, 05/15/28	290,000	304,235
Enbridge, Inc.
3.700%, 07/15/27 (e)	200,000	206,473

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Enbridge, Inc.
4.500%, 06/10/44	350,000	$370,748
6.250%, 3M LIBOR + 3.641%, 03/01/78 (a)	200,000	202,392
Energy Transfer Operating L.P. 6.050%, 06/01/41	1,167,000	1,305,469
EnLink Midstream Partners L.P.
4.150%, 06/01/25	200,000	196,000
5.600%, 04/01/44	201,000	184,417
Enterprise Products Operating LLC
3.900%, 02/15/24	662,000	701,529
4.200%, 01/31/50	390,000	400,604
4.950%, 10/15/54	179,000	195,297
5.100%, 02/15/45	200,000	228,737
Gulf South Pipeline Co. L.P. 4.000%, 06/15/22	200,000	205,492
Kinder Morgan, Inc.
4.300%, 03/01/28	500,000	535,346
5.200%, 03/01/48	250,000	282,191
Magellan Midstream Partners L.P. 4.200%, 12/01/42	269,000	262,482
MPLX L.P.
4.125%, 03/01/27	373,000	390,294
4.500%, 04/15/38	814,000	821,098
ONEOK Partners L.P.
4.900%, 03/15/25	400,000	434,611
6.650%, 10/01/36	950,000	1,162,871
Phillips 66 Partners L.P.
3.550%, 10/01/26	100,000	101,777
4.900%, 10/01/46	200,000	212,876
Plains All American Pipeline L.P. / PAA Finance Corp.
3.600%, 11/01/24	900,000	912,343
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	255,326
Sunoco Logistics Partners Operations L.P.
3.900%, 07/15/26	117,000	119,414
4.950%, 01/15/43	394,000	382,860
5.300%, 04/01/44	200,000	206,649
5.350%, 05/15/45	633,000	657,638
5.950%, 12/01/25	233,000	265,221
6.100%, 02/15/42	500,000	553,158
TC PipeLines L.P. 3.900%, 05/25/27	100,000	102,101
TransCanada PipeLines, Ltd.
3.750%, 10/16/23	400,000	416,592
4.750%, 05/15/38	300,000	328,592
Williams Cos., Inc. (The) 4.850%, 03/01/48	300,000	320,503
Williams Partners L.P. 3.900%, 01/15/25	100,000	104,821

		15,992,853

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	630,392

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	603,000	$634,886

		1,265,278

Real Estate Investment Trusts—1.1%
Alexandria Real Estate Equities, Inc. 3.800%, 04/15/26 (e)	175,000	183,851
American Tower Corp.
2.250%, 01/15/22	500,000	497,729
3.375%, 10/15/26	287,000	291,834
3.500%, 01/31/23	790,000	815,251
AvalonBay Communities, Inc. 3.900%, 10/15/46	150,000	157,325
Boston Properties L.P.
3.200%, 01/15/25	380,000	387,713
3.850%, 02/01/23	800,000	834,629
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	500,000	514,908
Crown Castle International Corp. 4.000%, 03/01/27	166,000	174,156
DDR Corp. 4.700%, 06/01/27 (e)	226,000	242,202
Digital Realty Trust L.P. 3.700%, 08/15/27	270,000	277,371
EPR Properties 4.950%, 04/15/28	91,000	97,839
ERP Operating L.P.
2.375%, 07/01/19	538,000	538,000
2.850%, 11/01/26	230,000	232,423
4.750%, 07/15/20	578,000	587,894
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	391,227
HCP, Inc.
3.500%, 07/15/29	600,000	602,591
3.875%, 08/15/24	1,136,000	1,190,422
Liberty Property L.P. 3.250%, 10/01/26	199,000	198,779
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	465,702
Office Properties Income Trust
3.750%, 08/15/19	2,520,000	2,520,770
4.000%, 07/15/22	627,000	633,647
Realty Income Corp.
3.000%, 01/15/27	200,000	201,032
3.875%, 04/15/25	505,000	537,016
4.650%, 03/15/47	225,000	260,441
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	735,913
Select Income REIT 3.600%, 02/01/20	1,000,000	1,003,151
Senior Housing Properties Trust 4.750%, 02/15/28	500,000	485,263
UDR, Inc.
2.950%, 09/01/26	233,000	231,552
3.200%, 01/15/30	625,000	621,941

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Ventas Realty L.P.
3.500%, 02/01/25	197,000	$203,855
3.850%, 04/01/27	369,000	383,204
Welltower, Inc. 5.250%, 01/15/22	600,000	637,929

		17,137,560

Retail—0.3%
Dollar General Corp. 4.125%, 05/01/28 (e)	485,000	515,937
Home Depot, Inc. (The) 4.200%, 04/01/43	207,000	229,834
Lowe’s Cos., Inc.
3.120%, 04/15/22	300,000	305,768
3.125%, 09/15/24	276,000	283,841
3.650%, 04/05/29	198,000	206,845
4.550%, 04/05/49	405,000	436,431
McDonald’s Corp.
4.450%, 03/01/47	180,000	197,165
4.700%, 12/09/35	84,000	95,775
6.300%, 10/15/37	152,000	198,130
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	507,709
Walgreens Boots Alliance, Inc. 4.500%, 11/18/34	349,000	358,710
Walmart, Inc. 3.300%, 04/22/24	575,000	604,205

		3,940,350

Semiconductors—0.2%
Analog Devices, Inc.
3.125%, 12/05/23	293,000	299,762
4.500%, 12/05/36	336,000	344,674
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.625%, 01/15/24	1,205,000	1,217,227
3.875%, 01/15/27	600,000	588,224
Broadcom, Inc. 4.750%, 04/15/29 (144A)	1,355,000	1,388,433

		3,838,320

Software—0.6%
Fidelity National Information Services, Inc. 3.750%, 05/21/29	624,000	662,515
Fiserv, Inc.
3.200%, 07/01/26	305,000	311,098
4.400%, 07/01/49	295,000	308,829
Microsoft Corp.
2.400%, 08/08/26	400,000	401,726
3.300%, 02/06/27	502,000	531,936
3.500%, 02/12/35	296,000	315,051
3.950%, 08/08/56	180,000	199,061
4.000%, 02/12/55	310,000	348,000
4.100%, 02/06/37	924,000	1,053,774
4.500%, 02/06/57	810,000	990,322

Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp.
3.800%, 11/15/37	900,000	$952,079
3.900%, 05/15/35	230,000	248,798
4.300%, 07/08/34	1,676,000	1,907,890
VMware, Inc. 2.950%, 08/21/22	933,000	940,168

		9,171,247

Telecommunications—1.0%
AT&T, Inc.
3.950%, 01/15/25	858,000	906,115
4.125%, 02/17/26	570,000	606,114
4.300%, 02/15/30	1,545,000	1,649,831
4.500%, 05/15/35 (e)	1,000,000	1,047,076
4.900%, 08/15/37	2,260,000	2,441,047
5.350%, 09/01/40	500,000	563,845
6.350%, 03/15/40	530,000	652,173
6.375%, 03/01/41	300,000	373,803
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	498,000	510,331
Telefonica Emisiones S.A. 4.103%, 03/08/27	353,000	374,838
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	551,000	562,237
Verizon Communications, Inc.
4.016%, 12/03/29 (144A)	541,000	585,968
4.125%, 03/16/27	400,000	435,425
4.400%, 11/01/34	600,000	664,698
4.672%, 03/15/55	470,000	531,664
4.862%, 08/21/46	780,000	907,789
5.250%, 03/16/37	548,000	654,919
Vodafone Group plc
4.125%, 05/30/25 (e)	547,000	582,621
5.000%, 05/30/38	383,000	416,261
5.250%, 05/30/48	540,000	597,016
6.150%, 02/27/37	500,000	606,906

		15,670,677

Transportation—0.4%
Burlington Northern Santa Fe LLC 7.950%, 08/15/30	1,185,000	1,709,762
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	941,804
Canadian Pacific Railway Co.
6.125%, 09/15/15	100,000	136,816
7.125%, 10/15/31	872,000	1,209,936
CSX Corp.
3.250%, 06/01/27	324,000	334,333
6.000%, 10/01/36	300,000	377,904
Norfolk Southern Corp.
3.850%, 01/15/24	679,000	716,165
3.942%, 11/01/47	219,000	227,660
Union Pacific Corp. 4.100%, 09/15/67	200,000	199,173

		5,853,553

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Trucking & Leasing—0.2%
Aviation Capital Group LLC 3.500%, 11/01/27 (144A)	300,000	$300,037
Avolon Holdings Funding, Ltd. 4.375%, 05/01/26 (144A)	540,000	555,768
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.700%, 03/14/23 (144A)	948,000	947,253
4.125%, 08/01/23 (144A)	848,000	891,417

		2,694,475

Total Corporate Bonds & Notes (Cost $387,612,115)		391,231,231

Asset-Backed Securities—14.9%

Asset-Backed - Automobile—6.1%
American Credit Acceptance Receivables Trust
2.910%, 02/13/23 (144A)	352,495	352,627
3.460%, 08/10/22 (144A)	2,249,000	2,258,088
4.260%, 08/12/22 (144A)	856,601	863,592
AmeriCredit Automobile Receivables Trust
1.830%, 12/08/21	750,000	747,590
2.300%, 02/18/22	785,000	784,048
2.690%, 06/19/23	409,000	411,044
2.710%, 08/18/22	421,000	422,428
3.130%, 01/18/23	945,000	955,679
Carnow Auto Receivables Trust 2.920%, 09/15/22 (144A)	283,617	283,466
CPS Auto Receivables Trust
2.860%, 06/15/23 (144A)	1,533,000	1,534,829
3.270%, 06/15/22 (144A)	758,116	759,605
3.770%, 08/17/20 (144A)	156,228	156,402
3.790%, 06/15/23 (144A)	564,000	571,836
4.000%, 02/16/21 (144A)	167,349	168,068
4.350%, 11/16/20 (144A)	213,360	214,158
Credit Acceptance Auto Loan Trust
2.560%, 10/15/25 (144A)	675,174	675,175
3.020%, 04/15/26 (144A)	4,025,000	4,045,059
3.040%, 12/15/25 (144A)	524,000	525,164
3.350%, 06/15/26 (144A)	489,000	492,335
3.480%, 02/17/26 (144A)	440,000	441,411
Drive Auto Receivables Trust
2.750%, 09/15/23	1,909,677	1,910,838
2.840%, 04/15/22	1,087,529	1,088,421
2.980%, 01/18/22 (144A)	396,428	396,782
3.530%, 12/15/23 (144A)	4,820,000	4,871,300
3.660%, 11/15/24	3,698,000	3,748,393
3.720%, 09/16/24	3,182,000	3,216,927
3.840%, 03/15/23	2,425,000	2,454,159
4.090%, 06/15/26	1,225,000	1,267,504
4.120%, 07/15/22 (144A)	844,655	845,371
4.160%, 05/15/24 (144A)	1,195,000	1,215,467
4.180%, 03/15/24 (144A)	2,076,000	2,108,555
DT Auto Owner Trust
3.030%, 01/17/23 (144A)	895,331	895,745
3.470%, 12/15/23 (144A)	1,715,000	1,727,359

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
DT Auto Owner Trust
3.550%, 11/15/22 (144A)	1,089,000	$1,095,525
3.580%, 05/15/23 (144A)	969,000	977,761
3.770%, 10/17/22 (144A)	1,068,400	1,074,911
3.810%, 12/15/23 (144A)	1,211,000	1,228,025
Exeter Automobile Receivables Trust
2.050%, 12/15/21 (144A)	179,118	178,956
2.840%, 08/16/21 (144A)	356,508	356,619
3.640%, 11/15/22 (144A)	1,410,000	1,426,489
3.950%, 12/15/22 (144A)	580,000	588,191
Flagship Credit Auto Trust
2.710%, 11/15/22 (144A)	1,195,000	1,197,601
3.790%, 12/16/24 (144A)	3,855,000	3,961,289
Hertz Vehicle Financing II L.P. 2.960%, 10/25/21 (144A)	575,000	577,855
OneMain Direct Auto Receivables Trust
2.550%, 11/14/23 (144A)	2,400,000	2,396,366
2.820%, 07/15/24 (144A)	4,225,000	4,230,776
Prestige Auto Receivables Trust 3.910%, 11/15/22 (144A)	1,979,000	2,005,798
Santander Drive Auto Receivables Trust 4.670%, 02/15/23 (144A)	4,700,000	4,740,217
Santander Retail Auto Lease Trust 2.930%, 05/20/21 (144A)	2,396,000	2,410,107
Sonoran Auto Receivables Trust
4.750%, 07/15/24 (i)	5,299,664	5,403,007
4.750%, 06/15/25	5,583,920	5,686,664
Tricolor Auto Securitization Trust 5.050%, 12/15/20 (144A) (i)	1,541,811	1,555,461
United Auto Credit Securitization Trust 3.780%, 05/10/23 (144A)	3,140,000	3,162,605
US Auto Funding LLC 5.500%, 07/15/23 (144A)	2,493,447	2,550,436
USASF Receivables LLC 5.750%, 09/15/30 (144A)	758,313	754,959
Veros Automobile Receivables Trust 4.050%, 02/15/24 (144A)	4,300,000	4,358,328
Westlake Automobile Receivables Trust
2.460%, 01/18/22 (144A)	420,003	419,937
2.700%, 10/17/22 (144A)	572,581	572,764
4.100%, 06/15/21 (144A)	457,236	458,708

		95,778,780

Asset-Backed - Credit Card — 0.2%
Continental Credit Card
4.290%, 01/15/24 (144A) (i)	959,592	991,676
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	2,635,000	2,700,897

		3,692,573

Asset-Backed - Home Equity—0.0%
Asset-Backed Securities Corp. Home Equity Loan Trust 3.154%, 1M LIBOR + 0.750%, 02/25/35 (a)	25,643	25,760

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—8.5%
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,155,109	$1,191,630
3.678%, 12/17/36 (144A)	91,982	95,798
4.201%, 12/17/36 (144A)	400,000	421,640
4.290%, 10/17/36 (144A)	300,000	317,134
4.596%, 12/17/36 (144A)	250,000	267,800
5.036%, 10/17/52 (144A)	1,900,000	2,062,512
5.639%, 04/17/52 (144A)	500,000	548,227
6.231%, 10/17/36 (144A)	650,000	728,177
6.418%, 12/17/36 (144A)	300,000	339,794
American Tower Trust I 3.070%, 03/15/48 (144A)	920,000	934,679
AXIS Equipment Finance Receivables LLC 2.210%, 11/20/21 (144A)	183,231	183,070
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	108,793	108,347
BCC Funding XIII LLC 2.200%, 12/20/21 (144A)	68,782	68,754
Business Jet Securities LLC
4.212%, 07/15/34	3,700,000	3,718,500
4.335%, 02/15/33 (144A)	4,372,676	4,418,874
4.447%, 06/15/33 (144A)	2,753,972	2,793,765
Camillo 5.000%, 12/05/23	3,480,622	3,473,008
Colony American Finance, Ltd. 2.554%, 11/15/48 (144A)	721,070	720,684
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) (a) (g) (h) (i)	1,078,519	83,154
COOF Securitization Trust, Ltd. 2.997%, 06/25/40 (144A)	958,853	88,010
Corevest American Finance Trust 3.880%, 03/15/52 (144A)	2,470,000	2,549,206
CSMA 2.000%, 04/25/23 (g) (h) (i)	3,921,623	3,919,770
Diamond Resorts Owner Trust
3.270%, 10/22/29 (144A)	1,008,976	1,017,984
3.700%, 01/21/31 (144A)	2,187,886	2,218,624
DT Asset Trust 5.840%, 12/16/22	2,000,000	1,999,999
Engs Commercial Finance Trust 2.630%, 02/22/22 (144A)	218,030	218,098
Fort Credit LLC 5.597%, 1M LIBOR + 2.830%, 12/21/23 (144A) (a) (i)	5,900,000	5,957,023
Foundation Finance Trust 2019-1 3.860%, 11/15/34 (144A)	2,039,782	2,062,654
Freedom Financial Network LLC
3.610%, 07/18/24 (144A)	1,074,825	1,080,556
3.990%, 10/20/25 (144A)	2,759,920	2,786,998
GMAT Trust 6.967%, 11/25/43 (144A) (j)	20,704	20,717
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	281,324	281,401
Goodgreen Trust
3.260%, 10/15/53 (144A)	2,467,819	2,507,006
3.740%, 10/15/52 (144A)	525,114	542,963
5.000%, 10/20/51 (i)	4,321,075	4,267,724

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
HERO Funding Trust
3.080%, 09/20/42 (144A)	657,723	$668,516
3.950%, 09/20/48 (144A)	2,255,217	2,351,838
4.460%, 09/20/47 (144A)	1,728,631	1,823,508
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	720,362	724,135
Kabbage Funding LLC 3.825%, 03/15/24 (144A)	5,285,000	5,358,879
KGS-Alpha SBA COOF Trust
0.624%, 05/25/39 (144A) (b)	3,872,087	60,966
0.822%, 08/25/38 (144A) (a) (b)	3,708,255	89,525
1.660%, 03/25/39 (144A) (a) (b)	3,460,207	146,086
3.159%, 04/25/40 (144A) (a) (b)	851,450	70,177
Lendmark Funding Trust 2.830%, 12/22/25 (144A)	1,467,567	1,463,518
LV Tower 52 Issuer LLC
5.750%, 07/15/19 (144A) (i)	1,822,777	1,832,219
7.750%, 07/15/19 (144A)	944,300	949,191
Mariner Finance Issuance Trust 3.620%, 02/20/29 (144A)	961,243	964,008
Marlette Funding Trust 2.610%, 03/15/28 (144A)	533,872	533,649
Ocwen Master Advance Receivables Trust 3.892%, 08/15/49 (144A)	3,950,000	3,950,498
OnDeck Asset Securitization Trust LLC 3.500%, 04/18/22 (144A)	526,000	529,524
OneMain Financial Issuance Trust
3.660%, 02/20/29 (144A)	958,959	963,023
3.850%, 03/18/26 (144A)	266,710	267,139
6.000%, 02/20/29 (144A)	1,000,000	1,029,149
Oportun Funding IV LLC 3.230%, 06/08/23 (144A)	1,187,000	1,186,512
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	4,465,000	4,541,068
Oportun Funding LLC 3.970%, 06/08/23 (144A) (a)	2,500,000	2,501,736
Oportun Funding VII LLC 3.220%, 10/10/23 (144A)	988,000	988,408
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	6,506,000	6,671,396
Pretium Mortgage Credit Partners I LLC 4.826%, 09/25/58 (144A) (j)	2,497,313	2,527,037
Progress Residential Trust 4.656%, 08/17/35 (144A)	2,568,000	2,660,993
Purchasing Power Funding LLC 3.340%, 08/15/22 (144A)	5,950,000	5,965,046
Renew Financial 3.670%, 09/20/52 (144A)	687,660	717,427
Rice Park Financing Trust 4.625%, 10/31/41 (144A) (i)	2,542,104	2,556,291
SoFi Consumer Loan Program LLC 3.090%, 10/27/25 (144A)	251,030	251,961
SOL S.p.A.
4.160%, 02/09/30	1,912,757	1,937,818
SPS Servicer Advance Receivables Trust 3.960%, 10/17/50 (144A)	2,000,000	2,027,437

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Tricon American Homes Trust 2.589%, 11/17/33 (144A)	1,199,688	$1,198,223
Upgrade Receivables Trust 3.760%, 11/15/24 (144A)	841,372	845,386
Vericrest Opportunity Loan Trust LLC 3.260%, 01/27/23	529,076	525,400
Verizon Owner Trust 1.420%, 01/20/21 (144A)	20,534	20,517
VM DEBT LLC 7.000%, 10/02/24 (144A) (i)	3,246,312	3,246,312
VOLT LXIV LLC 3.375%, 10/25/47 (144A) (j)	2,991,838	3,001,190
VOLT LXIX LLC 4.213%, 08/25/48 (144A) (j)	1,620,260	1,635,658
VOLT LXVI 4.336%, 05/25/48 (144A) (j)	1,929,239	1,946,569
VOLT LXVII LLC 4.375%, 06/25/48 (144A) (j)	2,288,854	2,305,582
VOLT LXVIII LLC 4.336%, 07/27/48 (144A) (j)	1,984,302	2,000,202
VOLT LXX LLC 4.115%, 09/25/48 (144A) (j)	1,688,507	1,704,530
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	1,444,023	1,504,191

		132,236,718

Asset-Backed - Student Loan—0.1%
Academic Loan Funding Trust 3.204%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	825,037	822,113

Total Asset-Backed Securities (Cost $231,371,940)		232,555,944

Mortgage-Backed Securities—4.4%

Collateralized Mortgage Obligations—2.5%
ACRE TL 6.196%, 12/15/20 (i)	3,800,000	3,800,000
Banc of America Funding Trust 4.847%, 05/20/34 (a)	551,196	571,164
Bear Stearns ALT-A Trust 3.044%, 1M LIBOR + 0.640%, 07/25/34 (a)	645,107	645,233
Global Mortgage Securitization, Ltd. 2.724%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	343,261	324,170
HarborView Mortgage Loan Trust 4.696%, 05/19/34 (a)	722,852	745,682
Headlands Residential LLC
3.875%, 08/25/22 (144A) (j)	3,600,000	3,600,936
3.967%, 06/25/24 (144A) (i)	3,100,000	3,099,997
4.250%, 06/25/23 (144A) (j)	4,450,000	4,473,242
Impac CMB Trust 3.144%, 1M LIBOR + 0.740%, 11/25/34 (a)	2,170,627	2,192,602
JPMorgan Mortgage Trust 4.700%, 08/25/34 (a)	136,476	142,265
MASTR Asset Securitization Trust 5.500%, 12/25/33	344,976	352,582

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Merrill Lynch Mortgage Investors Trust
2.864%, 1M LIBOR + 0.460%, 04/25/29 (a)	351,341	$349,547
2.904%, 1M LIBOR + 0.500%, 05/25/29 (a)	1,019,641	1,011,360
3.024%, 1M LIBOR + 0.620%, 10/25/28 (a)	425,481	427,701
3.044%, 1M LIBOR + 0.640%, 10/25/28 (a)	765,557	765,607
3.240%, 6M LIBOR + 0.680%, 01/25/29 (a)	548,123	554,120
Seasoned Credit Risk Transfer Trust 3.500%, 07/25/58	5,257,891	5,364,418
Sequoia Mortgage Trust
2.983%, 1M LIBOR + 0.600%, 12/20/34 (a)	963,997	963,815
3.023%, 1M LIBOR + 0.640%, 01/20/34 (a)	553,677	552,661
3.043%, 1M LIBOR + 0.660%, 07/20/33 (a)	783,790	788,162
3.063%, 1M LIBOR + 0.680%, 10/20/34 (a)	1,018,188	1,002,649
3.143%, 1M LIBOR + 0.760%, 04/20/33 (a)	559,874	553,671
Structured Asset Mortgage Investments Trust 3.290%, 1M LIBOR + 0.900%, 05/19/33 (a)	943,168	953,920
Structured Asset Mortgage Investments Trust II
3.090%, 1M LIBOR + 0.700%, 01/19/34 (a)	981,927	969,749
3.090%, 1M LIBOR + 0.700%, 03/19/34 (a)	994,260	984,228
Structured Asset Securities Corp. Mortgage Loan Trust 3.004%, 1M LIBOR + 0.600%, 10/25/27 (a)	181,153	180,306
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.474%, 11/25/33 (a)	491,555	498,640
Thornburg Mortgage Securities Trust
3.044%, 1M LIBOR + 0.640%, 09/25/43 (a)	505,063	509,407
4.161%, 12/25/44 (a)	748,308	764,348
4.616%, 04/25/45 (a)	1,376,816	1,407,615
Wells Fargo Mortgage-Backed Securities Trust 7.531%, 03/25/35 (a)	797,728	830,724

		39,380,521

Commercial Mortgage-Backed Securities—1.9%
Arivo Funding, LLC 5.165%, 09/15/19 (i)	2,963,874	2,963,874
BAMLL Commercial Mortgage Securities Trust 4.354%, 08/15/46 (144A) (a)	1,200,000	1,170,173
BB-UBS Trust
2.892%, 06/05/30 (144A)	240,000	239,748
3.430%, 11/05/36 (144A)	2,950,000	3,089,130
BXMT, Ltd.
4.344%, 1M LIBOR + 1.950%, 06/15/35 (144A) (a)	2,200,000	2,205,443
5.094%, 1M LIBOR + 2.700%, 06/15/35 (144A) (a)	1,860,000	1,867,488
Commercial Mortgage Trust
0.249%, 07/10/45 (144A) (a) (b)	119,969,510	1,044,886
3.942%, 04/10/33 (144A) (a)	1,450,000	1,552,529
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	985,534
GS Mortgage Securities Corp. II 2.706%, 12/10/27 (144A)	234,333	234,192
GS Mortgage Securities Trust 5.557%, 08/10/44 (144A) (a)	258,000	253,875
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	3,112,222

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	$831,778
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	541,888
RR Trust Zero Coupon, 04/26/48 (144A) (c) (i)	8,830,000	6,694,493
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	1,433,013
Wells Fargo Commercial Mortgage Trust
2.800%, 03/18/28 (144A) (a)	1,000,000	999,781
2.819%, 08/15/50	114,853	114,729
WF-RBS Commercial Mortgage Trust 4.407%, 03/15/45 (144A) (a)	300,000	297,568

		29,632,344

Total Mortgage-Backed Securities (Cost $67,359,032)		69,012,865

Foreign Government—1.0%

Sovereign—1.0%
Colombia Government International Bonds
4.000%, 02/26/24	923,000	965,919
5.000%, 06/15/45	749,000	826,522
5.625%, 02/26/44	200,000	236,700
7.375%, 09/18/37	200,000	272,002
Israel Government AID Bonds
Zero Coupon, 11/01/24	8,960,000	7,981,673
Zero Coupon, 08/15/25	2,500,000	2,181,342
Mexico Government International Bonds
3.600%, 01/30/25	537,000	549,620
4.125%, 01/21/26	189,000	197,694
4.350%, 01/15/47	228,000	226,007
4.600%, 01/23/46	222,000	226,997
4.600%, 02/10/48	200,000	206,500
5.550%, 01/21/45	737,000	858,605
5.750%, 10/12/10	500,000	546,255
Panama Government International Bond 4.500%, 04/16/50	350,000	392,441
Republic of South Africa Government Bond 5.875%, 09/16/25	384,000	420,571

Total Foreign Government (Cost $15,527,667)		16,088,848

Short-Term Investment—1.4%

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $21,776,762; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $22,210,206.	21,774,585	21,774,585

Total Short-Term Investments (Cost $21,774,585)		21,774,585

Securities Lending Reinvestments (d)—3.7%
Security Description	Principal Amount*	Value

Certificates of Deposit—1.6%
Bank of Montreal (Chicago) 2.512%, 1M LIBOR + 0.100%, 10/11/19 (a)	3,000,000	$3,000,099
Canadian Imperial Bank of Commerce 2.660%, 1M LIBOR + 0.270%, 07/19/19 (a)	1,000,000	1,000,088
Commonwealth Bank of Australia 2.621%, 1M LIBOR + 0.210%, 09/13/19 (a)	1,000,000	1,000,320
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (a)	1,000,000	1,000,506
Credit Industriel et Commercial Zero Coupon, 08/01/19	985,416	997,790
Industrial & Commercial Bank of China, Ltd.
2.670%, 07/25/19	1,000,000	1,000,194
KBC Bank NV Zero Coupon, 07/10/19	3,978,533	3,997,880
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 08/09/19	993,475	997,270
Standard Chartered Bank 2.660%, 08/23/19	1,000,000	1,000,463
Toronto-Dominion Bank 2.604%, 1M LIBOR + 0.210%, 09/17/19 (a)	2,500,000	2,500,890
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (a)	2,500,000	2,500,337
Wells Fargo Bank N.A. 2.721%, 3M LIBOR + 0.140%, 07/11/19 (a)	4,000,000	3,999,806
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (a)	2,000,000	1,999,989

		24,995,632

Commercial Paper—0.5%
Bank of China, Ltd. 2.670%, 07/16/19	993,325	998,703
China Construction Bank Corp. 2.685%, 07/03/19	993,288	999,638
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (a)	2,000,000	2,000,398
Starbird Funding Corp. 2.380%, 07/01/19	1,999,603	1,999,590
Westpac Banking Corp. 2.630%, 3M LIBOR + 0.070%, 08/07/19 (a)	1,000,000	1,000,377

		6,998,706

Repurchase Agreements—1.5%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $425,993; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $434,430.	425,912	425,912
BofA Securities, Inc.
Repurchase Agreement dated 06/28/19 at 2.460%, due on 07/01/19 with a maturity value of $3,000,615; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BofA Securities, Inc.
Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $2,518,343; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	$2,500,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $2,519,388; collateralized by various Common Stock with an aggregate market value of $2,750,681.	2,500,000	2,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.760%, due on 08/02/19 with a maturity value of $1,504,025; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $2,000,433; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $200,046; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $204,001.	200,000	200,000
Goldman Sachs & Co. Repurchase Agreement dated 06/28/19 at 2.510%, due on 07/01/19 with a maturity value of $2,000,418; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 09/20/26 - 04/20/49, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $1,200,253; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $1,228,842.	1,200,000	1,200,000
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $4,000,823; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $4,310,272.	4,000,000	4,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $3,600,741; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $3,879,245.	3,600,000	$3,600,000

		22,925,912

Time Deposit—0.1%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $55,916,864)		55,920,250

Total Investments—103.5% (Cost $1,572,526,902)		1,612,556,844
Other assets and liabilities (net)—(3.5)%		(54,228,193)

Net Assets—100.0%		$1,558,328,651

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	Principal only security.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(e)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $54,319,749 and the collateral received consisted of cash in the amount of $55,869,551. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Principal amount of security is adjusted for inflation.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2019, these securities represent 0.3% of net assets.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2019, the market value of restricted securities was $46,984,178, which is 3.0% of net assets. See details shown in the Restricted Securities table that follows.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $298,338,296, which is 19.1% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation

(CMO)—	Collateralized Mortgage Obligation
(CMT)—	Constant Maturity Treasury Index
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
ACRE TL, 6.196%, 12/15/20	12/21/17	$3,800,000	$3,801,187	$3,800,000
Arivo Funding, LLC, 5.165%, 09/15/19	9/21/18	2,963,874	2,963,874	2,963,874
CSMA, 2.000%, 04/25/23	4/11/19	3,921,623	3,919,770	3,919,770
CVS Pass-Through Trust, 6.204%, 10/10/25	12/11/13	532,593	593,554	590,934
Carlyle Global Market Strategies CLO, Ltd., 1.000%, 07/15/19	5/22/14	22,271	73,868	22,243
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	1,078,519	1,078,519	83,154
Continental Credit Card, 4.290%, 01/15/24	12/12/17	959,592	959,534	991,676
Fort Credit LLC, 5.597%, 12/21/23	11/28/18	5,900,000	5,900,000	5,957,023
Goodgreen Trust, 5.000%, 10/20/51	12/21/17	4,321,075	4,278,691	4,267,724
Headlands Residential LLC, 3.967%, 06/25/24	06/27/19	3,100,000	3,099,998	3,099,997
LV Tower 52 Issuer LLC, 5.750%, 07/15/19	08/03/15 - 02/10/17	1,822,777	1,820,729	1,832,219
RR Trust, Zero Coupon, 04/26/48	05/24/18 - 05/29/18	8,830,000	5,926,793	6,694,493
Rice Park Financing Trust, 4.625%, 10/31/41	11/30/16	2,542,104	2,534,115	2,556,291
Sonoran Auto Receivables Trust, 4.750%, 07/15/24	8/2/18	5,299,664	5,299,664	5,403,007
Tricolor Auto Securitization Trust, 5.050%, 12/15/20	03/09/18	1,541,811	1,539,884	1,555,461
VM DEBT LLC, 7.000%, 10/02/24	03/23/17	3,246,312	3,239,325	3,246,312

				$46,984,178

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$825,973,121	$—	$825,973,121
Corporate Bonds & Notes
Aerospace/Defense	—	7,377,182	22,243	7,399,425
Agriculture	—	732,312	—	732,312
Airlines	—	9,137,572	—	9,137,572
Auto Manufacturers	—	3,320,889	—	3,320,889
Banks	—	100,271,753	—	100,271,753
Beverages	—	7,665,812	—	7,665,812
Biotechnology	—	882,604	—	882,604
Building Materials	—	1,558,789	—	1,558,789
Chemicals	—	5,881,751	—	5,881,751

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Commercial Services	$—	$2,365,656	$—	$2,365,656
Computers	—	12,416,432	—	12,416,432
Cosmetics/Personal Care	—	324,080	—	324,080
Distribution/Wholesale	—	211,388	—	211,388
Diversified Financial Services	—	24,968,926	—	24,968,926
Electric	—	29,687,670	—	29,687,670
Electronics	—	807,315	—	807,315
Engineering & Construction	—	682,546	—	682,546
Environmental Control	—	995,430	—	995,430
Food	—	6,880,814	—	6,880,814
Forest Products & Paper	—	1,237,629	—	1,237,629
Gas	—	5,243,377	—	5,243,377
Healthcare-Products	—	3,687,562	—	3,687,562
Healthcare-Services	—	6,837,282	—	6,837,282
Holding Companies-Diversified	—	1,154,319	—	1,154,319
Insurance	—	19,154,520	—	19,154,520
Iron/Steel	—	328,281	—	328,281
Machinery-Diversified	—	1,389,742	—	1,389,742
Media	—	15,082,942	—	15,082,942
Mining	—	1,488,951	—	1,488,951
Miscellaneous Manufacturing	—	4,294,507	—	4,294,507
Oil & Gas	—	18,263,999	—	18,263,999
Oil & Gas Services	—	2,245,001	—	2,245,001
Packaging & Containers	—	312,006	—	312,006
Pharmaceuticals	—	18,755,636	—	18,755,636
Pipelines	—	15,992,853	—	15,992,853
Real Estate	—	1,265,278	—	1,265,278
Real Estate Investment Trusts	—	17,137,560	—	17,137,560
Retail	—	3,940,350	—	3,940,350
Semiconductors	—	3,838,320	—	3,838,320
Software	—	9,171,247	—	9,171,247
Telecommunications	—	15,670,677	—	15,670,677
Transportation	—	5,853,553	—	5,853,553
Trucking & Leasing	—	2,694,475	—	2,694,475
Total Corporate Bonds & Notes	—	391,208,988	22,243	391,231,231
Asset-Backed Securities
Asset-Backed - Automobile	—	95,778,780	—	95,778,780
Asset-Backed - Credit Card	—	3,692,573	—	3,692,573
Asset-Backed - Home Equity	—	25,760	—	25,760
Asset-Backed - Other	—	128,233,794	4,002,924	132,236,718
Asset-Backed - Student Loan	—	822,113	—	822,113
Total Asset-Backed Securities	—	228,553,020	4,002,924	232,555,944
Total Mortgage-Backed Securities*	—	69,012,865	—	69,012,865
Total Foreign Government*	—	16,088,848	—	16,088,848
Total Short-Term Investment*	—	21,774,585	—	21,774,585
Total Securities Lending Reinvestments*	—	55,920,250	—	55,920,250
Total Investments	$—	$1,608,531,677	$4,025,167	$1,612,556,844

Collateral for Securities Loaned (Liability)	$—	$(55,869,551)	$—	$(55,869,551)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six month ended June 30, 2019 is not presented.

See accompanying notes to financial statements.

BHFTI-24

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,612,556,844
Cash	16,045
Receivable for:
Fund shares sold	497,766
Principal paydowns	18,091
Interest	7,167,235

Total Assets	1,620,255,981
Liabilities
Collateral for securities loaned	55,869,551
Payables for:
Investments purchased	4,709,506
Fund shares redeemed	194,421
Accrued Expenses:
Management fees	522,294
Distribution and service fees	91,222
Deferred trustees’ fees	138,821
Other expenses	401,515

Total Liabilities	61,927,330

Net Assets	$1,558,328,651

Net Assets Consist of:
Paid in surplus	$1,581,525,930
Distributable earnings (Accumulated losses)	(23,197,279)

Net Assets	$1,558,328,651

Net Assets
Class A	$1,111,634,978
Class B	446,693,673
Capital Shares Outstanding*
Class A	109,784,741
Class B	44,146,021
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.13
Class B	10.12

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,572,526,902.
(b)	Includes securities loaned at value of $54,319,749.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Interest (a)	$31,413,259
Securities lending income	78,713

Total investment income	31,491,972
Expenses
Management fees	5,360,607
Administration fees	40,729
Custodian and accounting fees	128,300
Distribution and service fees—Class B	538,347
Audit and tax services	46,092
Legal	22,502
Trustees’ fees and expenses	31,324
Shareholder reporting	36,410
Insurance	7,531
Miscellaneous	10,450

Total expenses	6,222,292
Less management fee waiver	(1,364,518)

Net expenses	4,857,774

Net Investment Income	26,634,198

Net Realized and Unrealized Gain (Loss)
Net realized loss on investments	(638,442)

Net change in unrealized appreciation on investments	82,295,045

Net realized and unrealized gain	81,656,603

Net Increase in Net Assets From Operations	$108,290,801

(a)	Net of foreign withholding taxes of $288.

See accompanying notes to financial statements.

BHFTI-25

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$26,634,198	$60,306,536
Net realized loss	(638,442)	(10,236,488)
Net change in unrealized appreciation (depreciation)	82,295,045	(48,666,503)

Increase in net assets from operations	108,290,801	1,403,545

From Distributions to Shareholders
Class A	(51,907,154)	(56,508,343)
Class B	(19,719,147)	(12,767,194)

Total distributions	(71,626,301)	(69,275,537)

Decrease in net assets from capital share transactions	(684,063,162)	(136,931,127)

Total decrease in net assets	(647,398,662)	(204,803,119)

Net Assets
Beginning of period	2,205,727,313	2,410,530,432

End of period	$1,558,328,651	$2,205,727,313

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	86,618	$879,688	3,986,619	$40,752,591
Reinvestments	5,175,190	51,907,154	5,772,047	56,508,343
Redemptions	(72,247,849)	(743,505,226)	(20,000,127)	(198,137,116)

Net decrease	(66,986,041)	$(690,718,384)	(10,241,461)	$(100,876,182)

Class B
Sales	2,126,778	$21,721,683	3,162,301	$31,697,560
Reinvestments	1,966,017	19,719,147	1,305,439	12,767,194
Redemptions	(3,423,087)	(34,785,608)	(8,100,149)	(80,519,699)

Net increase (decrease)	669,708	$6,655,222	(3,632,409)	$(36,054,945)

Decrease derived from capital shares transactions		$(684,063,162)		$(136,931,127)

See accompanying notes to financial statements.

BHFTI-26

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.02		$10.30	$10.22	$10.28	$10.47	$10.17

Income (Loss) from Investment Operations
Net investment income (a)	0.14		0.26	0.24	0.22	0.20	0.19
Net realized and unrealized gain (loss)	0.47		(0.24)	0.12	0.04	(0.13)	0.35

Total income (loss) from investment operations	0.61		0.02	0.36	0.26	0.07	0.54

Less Distributions
Distributions from net investment income	(0.50)		(0.30)	(0.28)	(0.32)	(0.26)	(0.18)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00	(0.06)

Total distributions	(0.50)		(0.30)	(0.28)	(0.32)	(0.26)	(0.24)

Net Asset Value, End of Period	$10.13		$10.02	$10.30	$10.22	$10.28	$10.47

Total Return (%) (b)	6.09	(c)	0.28	3.56	2.49	0.71	5.36

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	(d)	0.58	0.58	0.57	0.57	0.57
Net ratio of expenses to average net assets (%) (e)	0.44	(d)	0.44	0.44	0.44	0.44	0.44
Ratio of net investment income to average net assets (%)	2.78	(d)	2.62	2.34	2.09	1.93	1.82
Portfolio turnover rate (%)	21	(c)	24	23	18	9	10
Net assets, end of period (in millions)	$1,111.6		$1,771.1	$1,926.3	$1,905.2	$2,008.9	$2,766.8

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.00		$10.28	$10.20	$10.26	$10.45	$10.15

Income (Loss) from Investment Operations
Net investment income (a)	0.13		0.24	0.21	0.19	0.18	0.16
Net realized and unrealized gain (loss)	0.46		(0.24)	0.13	0.05	(0.13)	0.35

Total income (loss) from investment operations	0.59		0.00	0.34	0.24	0.05	0.51

Less Distributions
Distributions from net investment income	(0.47)		(0.28)	(0.26)	(0.30)	(0.24)	(0.15)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00	(0.06)

Total distributions	(0.47)		(0.28)	(0.26)	(0.30)	(0.24)	(0.21)

Net Asset Value, End of Period	$10.12		$10.00	$10.28	$10.20	$10.26	$10.45

Total Return (%) (b)	5.91	(c)	0.02	3.31	2.23	0.48	5.09

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	(d)	0.83	0.83	0.82	0.82	0.82
Net ratio of expenses to average net assets (%) (e)	0.69	(d)	0.69	0.69	0.69	0.69	0.69
Ratio of net investment income to average net assets (%)	2.55	(d)	2.37	2.09	1.84	1.69	1.58
Portfolio turnover rate (%)	21	(c)	24	23	18	9	10
Net assets, end of period (in millions)	$446.7		$434.7	$484.2	$478.9	$480.8	$492.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-27

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is JPMorgan Core Bond Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to the authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded

BHFTI-28

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book tax differences are primarily due to paydown transactions and premium amortization adjustments. These adjustments have no impact on net assets or the results of operations.

BHFTI-29

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such

BHFTI-30

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $ 21,774,585 . Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $22,925,912. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-31

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(5,629,031)	$—	$—	$—	$(5,629,031)
U.S. Treasury & Government Agencies	(50,240,520)	—	—	—	(50,240,520)
Total	$(55,869,551)	$—	$—	$—	$(55,869,551)
Total Borrowings	$(55,869,551)	$—	$—	$—	$(55,869,551)
Gross amount of recognized liabilities for securities lending transactions					$(55,869,551)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$315,491,326	$92,184,421	$739,325,350	$397,729,806

BHFTI-32

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.550% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2019 were $5,360,607.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. J.P. Morgan Investment Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.140%	ALL

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are included in the amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-33

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,564,466,716

Gross unrealized appreciation	61,768,101
Gross unrealized depreciation	(21,865,351)

Net unrealized appreciation (depreciation)	$39,902,750

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$69,275,537	$63,488,708	$—	$—	$69,275,537	$63,488,708

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$71,229,035	$—	$(55,981,635)	$(74,985,223)	$(59,737,823)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had accumulated short-term capital losses of $4,724,850 and accumulated long-term capital losses of $70,260,373.

BHFTI-34

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Managed by J.P. Morgan Investment Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B shares of the JPMorgan Global Active Allocation Portfolio returned 10.53%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 12.03%.

MARKET ENVIRONMENT / CONDITIONS

At the end of 2018, risk assets collapsed as investors grappled with a sobering list of concerns: slowing growth, tightening global liquidity, trade wars, government shutdowns and elevated corporate leverage, to name a few. Then risk appetite surged, and in the first quarter of 2019 global equities posted their best quarterly performance since 2010. Subsequently, the second quarter brought largely negative news on the U.S.-China trade front, a corresponding dovish shift from central banks, and middling economic data. Equities, credit and bonds rallied in response to these mixed signals, but each market’s dynamics suggested different interpretations of the growth outlook.

Data released in the second quarter of 2019 suggested a global economy operating slightly below trend. U.S. business sentiment surveys were weak, especially in manufacturing. In Europe, flash Purchasing Manager Index (PMI) data began to look marginally better than in the first quarter, but the improvements were focused in France, while Germany’s data were essentially flat. In China, industrial production growth slowed, credit grew at a moderate pace and exports did fairly well, possibly incorporating some front-loading ahead of expected tariff hikes.

Trade data and sentiment surveys have been affected by U.S.-China trade negotiations, which stalled over the second quarter. The direct impact of tariffs on major economies appeared to be manageable, though downside risks to broader business and consumer confidence remained apparent. Trade policy was front of mind for central bankers, who were dovish over the second quarter. While economic data is consistent with a “bend-but-not-break” interpretation of the global economy, central bank rhetoric highlighted elevated tail risks and generally muted inflation.

Global equity markets fared well during the reporting period, returning 16.6% through the first half of the year, as measured by the MSCI All Country World Index. Through the first half of the year, U.S. small cap stocks were up 17.0% according to the Russell 2000 Index, which has lagged U.S. large cap’s 18.8% return, as measured by the S&P 500. Within the large cap universe, growth continues to outperform value on a year-to-date basis, and is up 21.5% compared to value’s 16.2%, as measured by the Russel 1000 Growth and Russell 1000 Value Indices, respectively. Developed international equity markets were up 14.5% as measured by the MSCI EAFE Index while emerging markets returned 10.8% as measured by the MSCI Emerging Markets Index.

Dovish central banks and mixed data prints spurred a significant rally in duration over the second quarter. U.S. 10-year Treasury yields fell significantly, ending the second quarter flirting with levels below 2%. Notably, both the real rate and the breakeven component of the 10-year U.S. Treasury yield fell, and the U.S. curve steepened (front end rates fell more than longer maturity yields), as the front end began to price in a more aggressive loosening of policy. Credit spreads widened earlier in the second quarter in response to trade tensions but narrowed considerably following central bank communication. Credit performed well during the first half of the year with U.S. high yield slightly outperforming U.S. investment grade credit during the reporting period, and emerging market sovereign debt also generating strong returns, bolstered by a weaker U.S. dollar. In aggregate U.S. fixed income markets, measured by the Bloomberg Barclays U.S Aggregate Index were up 6.1% during the period.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The foundation of the JPMorgan Global Active Allocation Portfolio is a diversified, growth-oriented asset allocation that reduces exposure to extreme market events, specifically those associated with significant sustained drawdowns. The Portfolio’s long-term Strategic Asset Allocation has exposure of 50% to global equities, 25% to investment-grade fixed income, 20% to convertible debt securities, and 5% to opportunistic investments including high yield and emerging market debt. The strategy seeks to generate consistent capital appreciation over time with better protection against volatility through asset allocation, both strategic and tactical, as well as through employing a de-risking framework, Systematic Exposure Management (“SEM”). SEM aims to reduce the Portfolio’s exposure to asset classes exhibiting negative returns or elevated volatility. Portfolio allocations are not only adjusted based on SEM but also on tactical asset allocation views. These views are informed by quantitative and qualitative inputs and seek to improve upon the Strategic Asset Allocation. These tactical asset allocation views aim to add additional returns within the Portfolio. As a final element to the Portfolio’s construction, an extended-duration exposure is achieved through a U.S. 10-year Treasury interest rate swap. This extended-duration profile provides further balancing of Portfolio risk and additional diversification benefits.

The Portfolio began the year with SEM, the primary risk management model, suggesting de-risking in fixed income, U.S. equities, emerging market equities, developed international equities, and convertibles. Given the rally in global equity and fixed markets over the first half of the year, the negative momentum signals subsided and the Portfolio ended the quarter fully re-risked across all asset classes. Aside from SEM activity, portfolio managers expressed various tactical overweights and underweights during the first half of the year. Tactically, the Portfolio was underweight equities throughout much of the year while it also expressed an underweight to global duration.

BHFTI-1

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Managed by J.P. Morgan Investment Management Inc.

Portfolio Manager Commentary*—(Continued)

Overall, SEM activity has detracted from performance for the first six months of the year, while asset allocation decisions have been additive given tactical overweight to U.S. equity markets.

The Portfolio’s underperformance relative to the Dow Jones Moderate Index was driven by its higher allocation to developed international and emerging market equities which underperformed U.S. equities during the period. Asset allocation decisions had an overall positive impact on the Portfolio over the period, primarily due to emphasis on U.S. equity markets. The Portfolio was underweight duration relative to the index during the period which hurt performance as rates fell during the period. The Portfolio’s higher allocation to commodities relative to the Dow Jones Moderate Index was a headwind to performance as commodities underperformed global equities during the period. The higher allocation to convertible bonds, which lagged the broader equity markets, also detracted performance. Security selection decisions had a negative impact on Portfolio performance for the period.

Derivatives may be used in the Portfolio to implement tactical decisions. Derivative usage is also permissible for purposes, such as hedging, cash management as a substitute for purchasing or selling securities, and to manage Portfolio characteristics. During the reporting period, the Portfolio has utilized equity futures, Treasury futures, foreign fixed income futures, commodity futures, interest rate swaps and currency forwards for hedging and investment purposes. The Portfolio also utilized interest rate swaps and currency forwards solely for hedging purposes. All derivatives acted as the Portfolio managers expected over the period.

At the end of the reporting period, the Portfolio had an overall underweight allocation to equity with a modest overweight to the U.S. and had no de-risking. With respect to its other allocations, the Portfolio was underweight both international developed and emerging markets equities and has a neutral weighting in opportunistic assets.

Michael Feser

Jeffrey Geller

Grace Koo

Jonathan Cummings

Portfolio Managers

J.P. Morgan Investment Management Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[2]
JPMorgan Global Active Allocation Portfolio
Class B	10.53	5.82	4.49	6.42
Dow Jones Moderate Index	12.03	5.72	5.32	7.14

1 The Dow Jones Moderate Index is a total return index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 Inception date of the Class B shares is 4/23/2012. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Equity Sectors

% of Net Assets
Financials	9.5
Information Technology	5.2
Consumer Discretionary	4.7
Industrials	4.3
Health Care	3.6

Top Fixed Income Sectors

% of Net Assets
Convertible Bonds	17.2
Corporate Bonds & Notes	14.4
U.S. Treasury & Government Agencies	8.4
Asset-Backed Securities	1.8
Mortgage-Backed Securities	0.4

Top Equity Holdings

% of Net Assets
Bank of America Corp.	1.0
Wells Fargo & Co., Series L	0.9
Microsoft Corp.	0.6
Nestle S.A.	0.5
Amazon.com, Inc.	0.5

Top Fixed Income Issuers

% of Net Assets
U.S. Treasury Coupon Strips	2.2
U.S. Treasury Notes	1.5
Fannie Mae Pool	1.5
U.S. Treasury Bonds	1.2
Booking Holdings, Inc.	0.9

BHFTI-3

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

JPMorgan Global Active Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B (a)	Actual	0.97%	$1,000.00	$1,105.30	$5.06
	Hypothetical*	0.97%	$1,000.00	$1,019.98	$4.86

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—38.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Airbus SE	13,855	$1,964,569
Boeing Co. (The)	3,491	1,270,759
Dassault Aviation S.A.	413	594,775
General Dynamics Corp.	7,210	1,310,922
Northrop Grumman Corp.	1,818	587,414
Thales S.A.	14,087	1,740,541
United Technologies Corp.	13,770	1,792,854

		9,261,834

Air Freight & Logistics—0.1%
Deutsche Post AG	39,916	1,310,871
Yamato Holdings Co., Ltd.	17,600	358,540

		1,669,411

Airlines—0.2%
Delta Air Lines, Inc.	24,014	1,362,794
Japan Airlines Co., Ltd.	21,500	687,810
Qantas Airways, Ltd.	329,030	1,248,715
Ryanair Holdings plc (ADR) (a)	15,758	1,010,718
Southwest Airlines Co.	6,902	350,484
United Continental Holdings, Inc. (a) (b)	1,590	139,205

		4,799,726

Auto Components—0.3%
BorgWarner, Inc.	7,800	327,444
Bridgestone Corp.	61,700	2,432,761
Cie Automotive S.A.	11,273	326,410
Magna International, Inc.	6,110	303,667
NGK Spark Plug Co., Ltd.	43,300	815,194
Sumitomo Electric Industries, Ltd.	43,600	573,729
TS Tech Co., Ltd.	11,100	303,325
Yokohama Rubber Co., Ltd. (The)	21,400	394,213

		5,476,743

Automobiles—0.8%
Astra International Tbk PT	2,119,100	1,117,840
Daimler AG	32,799	1,824,695
General Motors Co.	9,800	377,594
Honda Motor Co., Ltd.	65,100	1,686,234
Isuzu Motors, Ltd.	66,500	760,971
Mahindra & Mahindra, Ltd. (GDR)	152,300	1,416,390
Peugeot S.A.	80,016	1,972,063
Renault S.A. (b)	23,507	1,481,833
Tesla, Inc. (a) (b)	674	150,612
Toyota Motor Corp.	98,900	6,147,130

		16,935,362

Banks—4.5%
ABN AMRO Bank NV	71,999	1,540,609
Australia & New Zealand Banking Group, Ltd.	109,819	2,177,726
Banco Santander Chile (ADR)	30,340	907,773
Banco Santander S.A.	194,220	902,707
Bank Central Asia Tbk PT	686,600	1,458,093
Bank Leumi Le-Israel B.M.	69,659	503,346
Bank of America Corp.	156,785	4,546,765

Banks—(Continued)
Bank of America Corp.	12,417	17,036,124
Bank Rakyat Indonesia Persero Tbk PT	6,453,500	1,992,287
Bankia S.A.	305,293	721,486
BNP Paribas S.A.	41,250	1,962,608
BOC Hong Kong Holdings, Ltd.	125,000	492,519
Capitec Bank Holdings, Ltd.	11,210	1,033,778
Citigroup, Inc.	41,618	2,914,509
Citizens Financial Group, Inc.	23,885	844,574
Commonwealth Bank of Australia	7,237	421,216
Credicorp, Ltd.	7,050	1,613,816
DBS Group Holdings, Ltd.	126,400	2,426,451
DNB ASA	100,901	1,876,867
East West Bancorp, Inc.	10,904	509,980
Erste Group Bank AG	34,539	1,282,104
Fifth Third Bancorp	11,390	317,781
FinecoBank Banca Fineco S.p.A.	82,413	919,313
First Republic Bank	8,311	811,569
Grupo Financiero Banorte S.A.B. de C.V. - Class O	198,500	1,152,916
Hang Seng Bank, Ltd.	76,000	1,888,163
HDFC Bank, Ltd. (ADR)	65,106	8,466,384
HSBC Holdings plc	326,928	2,727,584
ING Groep NV	117,505	1,362,582
Israel Discount Bank, Ltd. - Class A	122,949	502,711
Itau Unibanco Holding S.A. (ADR)	253,920	2,391,926
KeyCorp	46,605	827,239
Lloyds Banking Group plc	3,430,753	2,470,631
M&T Bank Corp.	5,633	958,004
Mitsubishi UFJ Financial Group, Inc.	594,300	2,841,087
National Australia Bank, Ltd.	9,717	182,483
PNC Financial Services Group, Inc. (The)	9,019	1,238,128
Public Bank Bhd	154,600	860,613
Regions Financial Corp.	15,412	230,255
Sberbank of Russia PJSC	71,260	268,650
Sberbank of Russia PJSC (ADR)	163,220	2,494,002
Siam Commercial Bank PCL (The)	289,800	1,318,239
Skandinaviska Enskilda Banken AB - Class A	103,626	958,839
Standard Chartered plc	175,042	1,592,792
Sumitomo Mitsui Financial Group, Inc.	85,500	3,027,553
Sumitomo Mitsui Trust Holdings, Inc.	26,000	944,443
SunTrust Banks, Inc.	24,217	1,522,039
Svenska Handelsbanken AB - A Shares	139,542	1,381,484
U.S. Bancorp	12,002	628,905
UniCredit S.p.A.	9,725	119,717
United Overseas Bank, Ltd.	60,900	1,176,665
Wells Fargo & Co.	54,081	2,559,113
Westpac Banking Corp.	22,128	440,840

		95,747,988

Beverages—0.9%
Ambev S.A. (ADR)	325,230	1,518,824
Anheuser-Busch InBev S.A.	27,785	2,460,778
Asahi Group Holdings, Ltd.	12,400	558,784
Britvic plc	18,574	209,758
Carlsberg A/S - Class B	3,911	518,601
Coca-Cola Co. (The)	46,653	2,375,571
Coca-Cola European Partners plc (a) (b)	36,997	2,090,330

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Constellation Brands, Inc. - Class A	1,324	$260,748
Diageo plc	16,883	727,054
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	12,200	1,180,350
Heineken NV	5,708	637,128
Keurig Dr Pepper, Inc. (b)	9,183	265,389
Kweichow Moutai Co., Ltd. - Class A	9,156	1,313,551
Molson Coors Brewing Co. - Class B (b)	9,416	527,296
PepsiCo, Inc.	5,929	777,470
Pernod-Ricard S.A.	12,219	2,251,674
Royal Unibrew A/S	4,887	357,041

		18,030,347

Biotechnology—0.3%
AbbVie, Inc.	2,699	196,271
Alexion Pharmaceuticals, Inc. (a)	4,040	529,159
Amgen, Inc.	1,185	218,372
Biogen, Inc. (a)	2,509	586,780
Celgene Corp. (a)	6,500	600,860
CSL, Ltd.	5,989	906,045
Exact Sciences Corp. (a)	6,007	709,066
Exelixis, Inc. (a)	17,545	374,937
Gilead Sciences, Inc.	2,495	168,562
Intercept Pharmaceuticals, Inc. (a) (b)	1,221	97,155
Regeneron Pharmaceuticals, Inc. (a)	1,297	405,961
Sage Therapeutics, Inc. (a) (b)	1,338	244,974
Vertex Pharmaceuticals, Inc. (a)	5,891	1,080,292

		6,118,434

Building Products—0.2%
Daikin Industries, Ltd.	14,300	1,871,723
Fortune Brands Home & Security, Inc.	9,275	529,881
Lennox International, Inc. (b)	1,936	532,400
Masco Corp.	12,720	499,133

		3,433,137

Capital Markets—0.9%
3i Group plc	183,684	2,601,016
Ameriprise Financial, Inc. (b)	2,205	320,078
Bank of New York Mellon Corp. (The)	3,660	161,589
BlackRock, Inc.	1,012	474,932
Charles Schwab Corp. (The)	41,105	1,652,010
CME Group, Inc.	820	159,170
Credit Suisse Group AG	66,244	794,868
Deutsche Bank AG	28,616	220,577
Deutsche Boerse AG	7,825	1,106,887
Euronext NV	8,978	679,441
Franklin Resources, Inc.	11,714	407,647
Hong Kong Exchanges and Clearing, Ltd.	53,500	1,891,006
Intercontinental Exchange, Inc.	12,770	1,097,454
Invesco, Ltd.	24,191	494,948
Macquarie Group, Ltd.	1,582	139,592
Magellan Financial Group, Ltd.	16,271	583,974
Morgan Stanley	48,130	2,108,575
Nasdaq, Inc. (b)	4,976	478,542
Natixis S.A.	195,088	786,617

Capital Markets—(Continued)
Northern Trust Corp.	4,133	371,970
S&P Global, Inc.	3,577	814,805
SBI Holdings, Inc.	35,700	885,923
T. Rowe Price Group, Inc.	7,365	808,014
TD Ameritrade Holding Corp.	17,180	857,626

		19,897,261

Chemicals—0.6%
AdvanSix, Inc. (a)	5,031	122,907
Air Liquide S.A.	20,474	2,864,972
Akzo Nobel NV	15,314	1,439,437
BASF SE	5,411	393,085
Celanese Corp.	3,940	424,732
Chr Hansen Holding A/S	7,376	693,564
Corteva, Inc. (a)	10,004	295,818
Daicel Corp.	141,900	1,264,579
Dow, Inc. (a)	12,523	617,509
DuPont de Nemours, Inc.	7,128	535,099
Eastman Chemical Co.	9,640	750,281
Linde plc (b)	2,560	514,048
LyondellBasell Industries NV - Class A	1,932	166,403
NOF Corp.	11,300	422,252
RPM International, Inc.	1,310	80,054
Showa Denko KK	24,900	738,424
Tokuyama Corp.	14,100	382,141
Toray Industries, Inc.	115,600	880,787

		12,586,092

Commercial Services & Supplies—0.2%
Cintas Corp.	410	97,289
Copart, Inc. (a)	9,425	704,425
Edenred	17,036	869,135
Societe BIC S.A.	6,017	459,062
SPIE S.A.	32,994	612,773
Waste Connections, Inc.	15,326	1,464,859
Waste Management, Inc.	1,364	157,365

		4,364,908

Communications Equipment—0.1%
Arista Networks, Inc. (a)	1,522	395,142
Cisco Systems, Inc.	22,817	1,248,774
CommScope Holding Co., Inc. (a)	16,978	267,064
Motorola Solutions, Inc.	660	110,042
Nokia Oyj	80,442	399,744

		2,420,766

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	44,387	1,772,313
CIMIC Group, Ltd.	19,411	611,300
Eiffage S.A.	14,645	1,447,884
Kajima Corp.	24,400	335,547
Koninklijke BAM Groep NV	46,474	207,028
Obayashi Corp.	32,000	317,277
Vinci S.A.	4,612	472,858

		5,164,207

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction Materials—0.2%
CRH plc	10,503	$343,162
LafargeHolcim, Ltd.	39,931	1,950,280
Martin Marietta Materials, Inc. (b)	3,956	910,315
Siam Cement plc (The)	64,500	992,712
Taiheiyo Cement Corp.	17,900	542,794
Vulcan Materials Co.	3,770	517,659

		5,256,922

Consumer Finance—0.2%
American Express Co.	10,805	1,333,769
Capital One Financial Corp.	22,448	2,036,932
Synchrony Financial	9,333	323,575

		3,694,276

Containers & Packaging—0.2%
Avery Dennison Corp.	7,250	838,680
Ball Corp. (b)	21,456	1,501,705
Crown Holdings, Inc. (a)	5,306	324,197
Graphic Packaging Holding Co.	28,098	392,810
Packaging Corp. of America	6,477	617,388
WestRock Co.	16,516	602,338

		4,277,118

Distributors—0.0%
Genuine Parts Co.	2,233	231,294
Jardine Cycle & Carriage, Ltd.	5,800	155,597

		386,891

Diversified Consumer Services—0.0%
H&R Block, Inc. (b)	2,660	77,938

Diversified Financial Services—0.3%
Berkshire Hathaway, Inc. - Class B (a)	12,768	2,721,755
EXOR NV	15,733	1,099,465
FirstRand, Ltd.	422,210	2,055,509
Mitsubishi UFJ Lease & Finance Co., Ltd.	26,000	138,260
ORIX Corp.	62,100	928,307
Voya Financial, Inc.	940	51,982

		6,995,278

Diversified Telecommunication Services—0.6%
Deutsche Telekom AG	99,713	1,725,582
Nippon Telegraph & Telephone Corp.	67,100	3,127,063
Orange S.A.	65,454	1,031,958
Swisscom AG	1,488	747,076
Telefonica S.A.	48,751	400,329
Telenor ASA	95,943	2,038,856
Verizon Communications, Inc.	47,839	2,733,042

		11,803,906

Electric Utilities—0.9%
American Electric Power Co., Inc.	18,855	1,659,429
CLP Holdings, Ltd.	102,000	1,123,820
Duke Energy Corp.	3,860	340,606

Electric Utilities—(Continued)
Edison International	12,654	853,006
Endesa S.A.	73,901	1,901,153
Enel S.p.A.	393,873	2,752,085
Eversource Energy	4,788	362,739
Exelon Corp.	23,250	1,114,605
FirstEnergy Corp. (b)	136	5,822
Iberdrola S.A.	251,257	2,506,258
NextEra Energy, Inc.	9,618	1,970,343
Red Electrica Corp. S.A.	72,203	1,503,221
SSE plc	70,699	1,008,464
Verbund AG	3,049	159,411
Xcel Energy, Inc.	29,524	1,756,383

		19,017,345

Electrical Equipment—0.4%
AMETEK, Inc.	3,610	327,932
Eaton Corp. plc (b)	16,125	1,342,890
Emerson Electric Co.	1,406	93,808
Fuji Electric Co., Ltd.	22,000	761,206
Huber & Suhner AG	2,530	213,336
Mabuchi Motor Co., Ltd.	35,300	1,210,910
Schneider Electric SE	24,192	2,194,397
Siemens Gamesa Renewable Energy S.A.	69,081	1,148,610
Signify NV	28,103	830,927

		8,124,016

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	4,849	465,213
Arrow Electronics, Inc. (a)	7,668	546,498
Corning, Inc.	13,677	454,487
Delta Electronics, Inc.	249,867	1,270,782
Hitachi, Ltd.	60,000	2,205,119
Japan Aviation Electronics Industry, Ltd.	12,000	176,761
Jenoptik AG	4,446	144,144
Keyence Corp.	700	430,178
Keysight Technologies, Inc. (a)	5,300	475,993
Landis & Gyr Group AG	3,833	305,492
Largan Precision Co., Ltd.	6,000	746,132
Zebra Technologies Corp. - Class A (a) (b)	2,860	599,141

		7,819,940

Entertainment—0.5%
Capcom Co., Ltd.	32,700	657,712
Electronic Arts, Inc. (a)	7,741	783,854
GungHo Online Entertainment, Inc. (b)	12,310	340,023
Netflix, Inc. (a)	6,724	2,469,860
Nexon Co., Ltd. (a)	60,000	871,062
Nintendo Co., Ltd.	5,800	2,132,254
Spotify Technology S.A. (a)	3,878	567,041
Take-Two Interactive Software, Inc. (a)	7,188	816,054
Walt Disney Co. (The)	7,646	1,067,687

		9,705,547

Equity Real Estate Investment Trusts—0.5%
American Homes 4 Rent Trust - Class A	13,709	333,266

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
AvalonBay Communities, Inc.	3,640	$739,575
Boston Properties, Inc.	1,370	176,730
Brixmor Property Group, Inc.	25,375	453,705
Dexus	110,593	1,009,354
Digital Realty Trust, Inc. (b)	1,010	118,968
EastGroup Properties, Inc.	2,464	285,775
Equinix, Inc.	580	292,488
Equity Residential	2,790	211,817
Federal Realty Investment Trust	5,186	667,749
Goodman Group	102,164	1,079,740
Host Hotels & Resorts, Inc.	11,260	205,157
Japan Retail Fund Investment Corp.	240	485,205
Kimco Realty Corp.	21,532	397,911
Mid-America Apartment Communities, Inc.	6,381	751,427
Outfront Media, Inc.	16,810	433,530
Prologis, Inc. (b)	9,400	752,940
Public Storage	3,373	803,347
Rayonier, Inc.	11,850	359,055
Unibail-Rodamco-Westfield	3,450	516,872
Ventas, Inc.	3,710	253,579
Vornado Realty Trust	6,840	438,444
Weyerhaeuser Co.	7,857	206,953

		10,973,587

Food & Staples Retailing—0.5%
Bid Corp., Ltd.	75,189	1,638,881
Koninklijke Ahold Delhaize NV	87,877	1,976,410
Kroger Co. (The)	7,254	157,484
Metcash, Ltd.	173,942	314,422
METRO AG	30,782	562,829
President Chain Store Corp.	162,000	1,567,481
Raia Drogasil S.A.	32,320	640,517
Seven & i Holdings Co., Ltd.	43,800	1,484,614
Shoprite Holdings, Ltd.	66,080	739,823
Wal-Mart de Mexico S.A.B. de C.V.	415,644	1,134,515
Walgreens Boots Alliance, Inc.	8,864	484,595

		10,701,571

Food Products—0.8%
Conagra Brands, Inc.	3,272	86,774
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	37,971	580,261
General Mills, Inc.	4,519	237,338
Greencore Group plc	117,349	326,391
Mondelez International, Inc. - Class A (b)	21,477	1,157,610
Morinaga & Co., Ltd.	9,300	453,693
Nestle S.A.	105,225	10,893,811
Post Holdings, Inc. (a)	4,797	498,744
Tate & Lyle plc	36,339	340,765
Tiger Brands, Ltd.	27,870	442,738
WH Group, Ltd.	984,000	1,001,756

		16,019,881

Gas Utilities—0.1%
Enagas S.A.	44,999	1,202,300
Snam S.p.A.	88,042	438,021

Gas Utilities—(Continued)
Tokyo Gas Co., Ltd.	16,200	381,157

		2,021,478

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.	2,257	184,848
Becton Dickinson & Co.	1,060	267,131
Boston Scientific Corp. (a)	34,877	1,499,013
Danaher Corp.	829	118,481
DexCom, Inc. (a)	3,206	480,387
Intuitive Surgical, Inc. (a)	1,650	865,508
Koninklijke Philips NV	13,860	602,025
Medtronic plc	20,069	1,954,520
Olympus Corp.	23,700	264,193
Zimmer Biomet Holdings, Inc.	9,760	1,149,142

		7,385,248

Health Care Providers & Services—0.4%
Acadia Healthcare Co., Inc. (a) (b)	8,738	305,393
Alfresa Holdings Corp.	15,100	373,639
AmerisourceBergen Corp.	3,692	314,780
Anthem, Inc.	4,713	1,330,056
Cigna Corp. (a)	9,199	1,449,302
CVS Health Corp.	2,451	133,555
HCA Healthcare, Inc.	1,858	251,146
McKesson Corp.	350	47,036
Medipal Holdings Corp.	15,600	345,052
Ship Healthcare Holdings, Inc.	3,600	155,587
UnitedHealth Group, Inc.	17,940	4,377,539

		9,083,085

Health Care Technology—0.1%
Teladoc Health, Inc. (a) (b)	9,652	640,989
Veeva Systems, Inc. - Class A (a)	3,319	538,043

		1,179,032

Hotels, Restaurants & Leisure—0.5%
Betsson AB	19,383	118,682
Brinker International, Inc.	6,563	258,254
Greene King plc	44,290	348,114
Hilton Worldwide Holdings, Inc.	13,854	1,354,090
InterContinental Hotels Group plc	32,444	2,135,274
Royal Caribbean Cruises, Ltd.	1,400	169,694
Sands China, Ltd.	273,200	1,309,613
Sodexo S.A.	10,968	1,282,185
Whitbread plc	9,344	549,645
Yum China Holdings, Inc.	25,830	1,193,346
Yum! Brands, Inc.	10,036	1,110,684

		9,829,581

Household Durables—0.5%
Barratt Developments plc	195,633	1,424,316
Berkeley Group Holdings plc	16,087	762,964
Bovis Homes Group plc	13,252	174,193
JM AB	10,682	245,607
Lennar Corp. - Class A	8,070	391,072

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Midea Group Co., Ltd. - Class A	144,700	$1,095,479
Panasonic Corp.	104,600	873,389
Persimmon plc	20,577	521,880
Redrow plc	122,272	845,761
SEB S.A.	1,505	270,607
Sony Corp.	54,500	2,847,567
Taylor Wimpey plc	364,134	729,547

		10,182,382

Household Products—0.2%
Clorox Co. (The)	1,148	175,770
Energizer Holdings, Inc. (b)	9,057	349,962
Procter & Gamble Co. (The)	22,330	2,448,485
Unilever Indonesia Tbk PT	160,000	509,700

		3,483,917

Independent Power and Renewable Electricity Producers—0.0%
Electric Power Development Co., Ltd.	14,700	333,516

Industrial Conglomerates—0.4%
Bidvest Group, Ltd. (The)	66,959	900,346
Carlisle Cos., Inc.	2,266	318,169
CK Hutchison Holdings, Ltd.	98,000	964,191
Honeywell International, Inc.	14,644	2,556,696
Jardine Matheson Holdings, Ltd.	29,800	1,878,197
KOC Holding A/S	111,570	338,044
NWS Holdings, Ltd.	91,000	187,241
Siemens AG	4,614	548,442

		7,691,326

Insurance—2.4%
Ageas	37,305	1,940,162
AIA Group, Ltd.	781,000	8,443,113
Alleghany Corp. (a)	359	244,518
Allianz SE	15,823	3,813,586
Allstate Corp. (The)	4,500	457,605
American International Group, Inc.	26,445	1,408,990
Arthur J. Gallagher & Co.	2,743	240,259
ASR Nederland NV	39,563	1,610,603
Assicurazioni Generali S.p.A.	47,417	891,766
Assurant, Inc.	380	40,424
Aviva plc	186,515	989,268
AXA S.A.	22,697	596,255
Chubb, Ltd.	3,326	489,886
Dai-ichi Life Holdings, Inc.	42,900	649,043
Everest Re Group, Ltd.	880	217,518
Fairfax Financial Holdings, Ltd.	598	292,853
Hannover Rueck SE	6,252	1,010,821
Hartford Financial Services Group, Inc. (The)	20,519	1,143,319
HDFC Life Insurance Co., Ltd.	183,650	1,235,616
Legal & General Group plc	573,394	1,962,676
Lincoln National Corp.	11,490	740,530
Loews Corp.	21,853	1,194,703
Marsh & McLennan Cos., Inc.	5,249	523,588
Muenchener Rueckversicherungs-Gesellschaft AG	8,562	2,148,842

Insurance—(Continued)
NN Group NV	4,312	173,593
Ping An Insurance Group Co. of China, Ltd. - Class H	430,000	5,175,368
Principal Financial Group, Inc.	4,210	243,843
Progressive Corp. (The)	8,771	701,066
Prudential Financial, Inc.	5,953	601,253
Prudential plc	119,291	2,598,238
Sanlam, Ltd.	138,230	768,064
Swiss Life Holding AG	4,144	2,053,882
Swiss Re AG	15,191	1,544,444
T&D Holdings, Inc.	99,700	1,087,412
Tokio Marine Holdings, Inc.	31,200	1,565,793
Topdanmark A/S	7,467	421,076
Travelers Cos., Inc. (The)	5,561	831,481
Willis Towers Watson plc	120	22,985
Zurich Insurance Group AG	1,411	491,327

		50,565,769

Interactive Media & Services—0.9%
Alphabet, Inc. - Class A (a)	2,436	2,637,701
Alphabet, Inc. - Class C (a)	4,995	5,399,145
Baidu, Inc. (ADR) (a)	9,740	1,143,086
Facebook, Inc. - Class A (a)	11,014	2,125,702
NAVER Corp.	8,250	814,441
Tencent Holdings, Ltd.	150,200	6,795,126

		18,915,201

Internet & Direct Marketing Retail—1.0%
Alibaba Group Holding, Ltd. (ADR) (a)	31,439	5,327,339
Amazon.com, Inc. (a)	5,026	9,517,384
Booking Holdings, Inc. (a)	135	253,086
Expedia Group, Inc. (b)	9,512	1,265,381
JD.com, Inc. (ADR) (a)	40,030	1,212,509
MercadoLibre, Inc. (a)	4,210	2,575,552
Trainline plc (a)	54,454	285,017
Wayfair, Inc. - Class A (a) (b)	2,233	326,018

		20,762,286

IT Services—1.4%
Accenture plc - Class A	3,497	646,141
Adyen NV (a)	1,099	848,621
Automatic Data Processing, Inc.	11,832	1,956,184
Booz Allen Hamilton Holding Corp.	3,600	238,356
CANCOM SE	1,815	96,422
Capgemini SE	25,734	3,202,013
Cognizant Technology Solutions Corp. - Class A	8,904	564,425
Computacenter plc	10,007	169,534
Digital Garage, Inc.	7,900	251,337
Fidelity National Information Services, Inc. (b)	1,156	141,818
First Data Corp. - Class A (a)	6,360	172,165
Fujitsu, Ltd.	10,100	703,089
Global Payments, Inc.	6,468	1,035,721
GoDaddy, Inc. - Class A (a)	6,066	425,530
Infosys, Ltd. (ADR) (b)	274,440	2,936,508
MasterCard, Inc. - Class A (b)	16,516	4,368,977
Nihon Unisys, Ltd.	22,400	753,461

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Nomura Research Institute, Ltd.	41,400	$665,218
Otsuka Corp.	26,600	1,071,962
PayPal Holdings, Inc. (a)	25,269	2,892,290
Tata Consultancy Services, Ltd.	116,160	3,750,004
TIS, Inc.	8,900	453,007
Visa, Inc. - Class A (b)	17,977	3,119,908

		30,462,691

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	18,400	894,710

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.	2,130	159,047
Illumina, Inc. (a) (b)	2,830	1,041,865
Thermo Fisher Scientific, Inc.	7,319	2,149,444

		3,350,356

Machinery—0.7%
Alstom S.A.	28,641	1,328,869
Cargotec Oyj - B Shares	15,339	582,272
Caterpillar, Inc.	628	85,590
Cummins, Inc.	4,792	821,061
Deere & Co. (b)	2,970	492,159
DMG Mori Co., Ltd. (b)	113,100	1,819,603
Dover Corp.	4,826	483,565
Illinois Tool Works, Inc.	3,657	551,512
Ingersoll-Rand plc	5,236	663,244
Middleby Corp. (The) (a) (b)	1,521	206,400
Mitsubishi Heavy Industries, Ltd.	22,500	980,833
Nordson Corp.	2,314	326,991
Oshkosh Corp.	3,655	305,156
PACCAR, Inc.	10,920	782,527
Parker-Hannifin Corp.	3,597	611,526
Sandvik AB	38,363	704,863
Snap-on, Inc.	1,573	260,552
Stanley Black & Decker, Inc.	9,053	1,309,154
Valmet Oyj	30,157	752,695
Wartsila Oyj Abp	89,589	1,299,523
WEG S.A.	145,602	809,922

		15,178,017

Media—0.5%
Altice USA, Inc. - Class A (a)	10,428	253,922
CBS Corp. - Class B	6,833	340,967
Charter Communications, Inc. - Class A (a)	5,475	2,163,610
Comcast Corp. - Class A	57,866	2,446,574
Discovery, Inc. - Class A (a)	14,596	448,097
Discovery, Inc. - Class C (a)	13,014	370,248
DISH Network Corp. - Class A (a)	12,938	496,948
Entercom Communications Corp. - Class A	44,321	257,062
Eutelsat Communications S.A.	28,009	523,879
I-CABLE Communications, Ltd. (a)	26,899	341
ITV plc	595,714	817,136
Mediaset Espana Comunicacion S.A.	92,499	673,474
New York Times Co. (The) - Class A	9,080	296,190

Media—(Continued)
Nexstar Media Group, Inc. - Class A	4,069	410,969
Telenet Group Holding NV	6,075	338,812

		9,838,229

Metals & Mining—1.0%
Alumina, Ltd.	472,208	773,767
Anglo American plc	76,331	2,183,379
ArcelorMittal	44,129	790,260
BHP Group, Ltd.	212,345	6,151,353
BlueScope Steel, Ltd.	120,072	1,019,238
Evolution Mining, Ltd.	317,040	972,377
Evraz plc	92,017	780,138
Fortescue Metals Group, Ltd.	83,226	529,767
Freeport-McMoRan, Inc.	8,619	100,067
Newcrest Mining, Ltd.	19,052	428,204
Newmont Goldcorp Corp	3,120	120,026
Outokumpu Oyj	194,564	663,866
Regis Resources, Ltd.	110,406	410,507
Rio Tinto plc	60,158	3,711,449
Rio Tinto, Ltd.	22,487	1,640,855
South32, Ltd.	734,296	1,641,077

		21,916,330

Multi-Utilities—0.3%
A2A S.p.A.	235,947	409,115
AGL Energy, Ltd.	40,733	572,593
E.ON SE	165,587	1,798,395
NiSource, Inc.	7,758	223,431
RWE AG	118,135	2,912,232
Sempra Energy	4,289	589,480

		6,505,246

Multiline Retail—0.3%
Dollar General Corp.	3,723	503,201
Kohl’s Corp. (b)	8,631	410,404
Lojas Renner S.A.	149,743	1,839,055
Marui Group Co., Ltd.	52,000	1,060,062
Next plc	25,467	1,787,378
Nordstrom, Inc. (b)	13,854	441,388
Ryohin Keikaku Co., Ltd.	3,300	597,093

		6,638,581

Oil, Gas & Consumable Fuels—1.9%
BP plc	422,782	2,954,578
Chevron Corp.	29,701	3,695,992
Concho Resources, Inc.	5,499	567,387
ConocoPhillips	12,793	780,373
Diamondback Energy, Inc.	9,781	1,065,836
DNO ASA	59,956	109,016
Eni S.p.A.	129,416	2,143,695
EOG Resources, Inc.	19,157	1,784,666
EQT Corp. (b)	10,608	167,712
Equinor ASA	29,667	587,762
Equitrans Midstream Corp. (a) (b)	9,219	181,706
Exxon Mobil Corp.	15,455	1,184,317

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Gaztransport Et Technigaz S.A.	3,698	$370,709
Idemitsu Kosan Co., Ltd.	9,594	291,680
Kinder Morgan, Inc.	33,049	690,063
Lundin Petroleum AB	40,989	1,275,623
Marathon Petroleum Corp.	30,654	1,712,945
Neste Oyj	57,341	1,949,227
Occidental Petroleum Corp.	4,309	216,657
Oil Search, Ltd.	106,590	530,868
OMV AG	25,184	1,227,230
ONEOK, Inc.	8,450	581,444
Parsley Energy, Inc. - Class A (a)	3,820	72,618
PBF Energy, Inc. - Class A	7,523	235,470
Phillips 66	5,305	496,230
Pioneer Natural Resources Co.	6,174	949,932
Repsol S.A.	35,060	549,623
Royal Dutch Shell plc - A Shares	52,963	1,734,260
Royal Dutch Shell plc - B Shares	200,591	6,542,988
Total S.A.	63,570	3,556,812
Tullow Oil plc	239,272	640,388
Ultrapar Participacoes S.A.	132,380	692,936
Williams Cos., Inc. (The)	20,701	580,456

		40,121,199

Paper & Forest Products—0.0%
OJI Holdings Corp.	99,000	573,531

Personal Products—0.4%
Coty, Inc. - Class A	15,630	209,442
Kao Corp.	23,400	1,785,189
L’Oreal S.A.	7,581	2,159,410
Unilever NV	39,608	2,412,684
Unilever plc	21,669	1,345,599

		7,912,324

Pharmaceuticals—2.3%
Allergan plc	6,191	1,036,559
Astellas Pharma, Inc.	91,500	1,306,450
AstraZeneca plc	9,950	812,263
Bayer AG	14,097	979,168
Bristol-Myers Squibb Co. (b)	7,704	349,376
Catalent, Inc. (a)	8,910	483,011
Eli Lilly & Co.	10,437	1,156,315
GlaxoSmithKline plc	274,470	5,494,219
Jazz Pharmaceuticals plc (a)	3,309	471,731
Johnson & Johnson	19,434	2,706,768
Kaken Pharmaceutical Co., Ltd.	3,100	145,295
Merck & Co., Inc.	36,688	3,076,289
Novartis AG	89,219	8,160,595
Novo Nordisk A/S - Class B	70,951	3,619,195
Otsuka Holdings Co., Ltd.	38,300	1,251,744
Pfizer, Inc. (b)	84,557	3,663,009
Roche Holding AG	31,640	8,902,429
Sanofi	29,610	2,561,528
Shionogi & Co., Ltd.	17,800	1,027,801
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	26,338	243,100
TherapeuticsMD, Inc. (a) (b)	38,401	99,843

Pharmaceuticals—(Continued)
UCB S.A.	19,766	1,639,056
Zoetis, Inc.	860	97,601

		49,283,345

Professional Services—0.3%
Adecco Group AG	27,992	1,682,299
IHS Markit, Ltd. (a)	7,620	485,546
Intertrust NV	8,578	177,072
Meitec Corp.	3,600	186,118
Persol Holdings Co., Ltd.	32,800	772,791
Wolters Kluwer NV	30,019	2,185,459

		5,489,285

Real Estate Management & Development—0.3%
CBRE Group, Inc. - Class A (a)	23,733	1,217,503
CK Asset Holdings, Ltd.	200,000	1,561,261
Kerry Properties, Ltd.	59,000	247,904
LEG Immobilien AG	5,100	575,195
Mitsui Fudosan Co., Ltd.	47,800	1,160,637
New World Development Co., Ltd.	267,000	416,062
Nomura Real Estate Holdings, Inc.	8,700	187,311
Open House Co., Ltd.	10,000	410,841

		5,776,714

Road & Rail—0.5%
Aurizon Holdings, Ltd.	90,971	345,511
Central Japan Railway Co.	12,000	2,407,051
Lyft, Inc. - Class A (a)	8,038	528,177
National Express Group plc	19,677	100,385
Norfolk Southern Corp.	8,120	1,618,560
Old Dominion Freight Line, Inc.	2,609	389,419
Sankyu, Inc.	5,900	310,442
Tokyu Corp.	86,000	1,523,721
Union Pacific Corp.	7,914	1,338,336
West Japan Railway Co.	15,300	1,241,184

		9,802,786

Semiconductors & Semiconductor Equipment—1.1%
Advanced Micro Devices, Inc. (a)	17,410	528,742
Advantest Corp.	33,300	921,280
Analog Devices, Inc.	18,850	2,127,599
Applied Materials, Inc.	10,038	450,807
ASML Holding NV	10,308	2,155,065
Dialog Semiconductor plc (a)	24,169	975,007
Infineon Technologies AG	54,182	957,508
Intel Corp.	6,150	294,401
Marvell Technology Group, Ltd. (b)	6,427	153,412
Microchip Technology, Inc. (b)	2,790	241,893
NVIDIA Corp.	10,167	1,669,726
NXP Semiconductors NV	5,032	491,174
QUALCOMM, Inc.	12,213	929,043
Renesas Electronics Corp. (a)	112,300	559,492
Siltronic AG	9,963	728,457
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	153,050	5,994,968
Teradyne, Inc.	12,156	582,394

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Texas Instruments, Inc.	25,672	$2,946,119
Xilinx, Inc.	4,620	544,790

		23,251,877

Software—1.3%
Autodesk, Inc. (a)	1,890	307,881
DocuSign, Inc. (a)	4,800	238,608
Fair Isaac Corp. (a)	1,340	420,787
Intuit, Inc.	6,006	1,569,548
Micro Focus International plc	54,343	1,427,102
Microsoft Corp.	101,609	13,611,541
Oracle Corp. (b)	10,471	596,533
Palo Alto Networks, Inc. (a) (b)	2,392	487,394
Salesforce.com, Inc. (a)	15,933	2,417,514
SAP SE	25,651	3,526,014
ServiceNow, Inc. (a)	2,875	789,389
Slack Technologies, Inc. - Class A (a)	5,320	199,500
Splunk, Inc. (a)	3,905	491,054
Synopsys, Inc. (a)	3,720	478,727
VMware, Inc. - Class A	1,381	230,917
Workday, Inc. - Class A (a)	304	62,496

		26,855,005

Specialty Retail—0.8%
Advance Auto Parts, Inc. (b)	2,758	425,118
AutoZone, Inc. (a)	1,917	2,107,684
Best Buy Co., Inc.	13,792	961,716
Dixons Carphone plc	325,134	451,963
Dunelm Group plc	20,700	241,856
Home Depot, Inc. (The)	16,436	3,418,195
Industria de Diseno Textil S.A.	64,266	1,930,883
JB Hi-Fi, Ltd.	11,336	205,974
Lowe’s Cos., Inc.	12,270	1,238,166
Mr. Price Group, Ltd.	27,840	392,389
Murphy USA, Inc. (a) (b)	3,040	255,451
O’Reilly Automotive, Inc. (a)	3,000	1,107,960
Ross Stores, Inc. (b)	19,105	1,893,688
Tiffany & Co. (b)	4,012	375,684
TJX Cos., Inc. (The)	16,167	854,911
Tractor Supply Co.	6,370	693,056

		16,554,694

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc.	44,215	8,751,033
Brother Industries, Ltd.	39,900	755,785
FUJIFILM Holdings Corp.	26,300	1,336,149
Hewlett Packard Enterprise Co.	43,709	653,450
HP, Inc.	22,010	457,588
Logitech International S.A.	29,347	1,175,675
Samsung Electronics Co., Ltd. (GDR)	4,924	5,007,708

		18,137,388

Textiles, Apparel & Luxury Goods—0.5%
adidas AG	6,665	2,057,649
Burberry Group plc	46,890	1,112,432

Textiles, Apparel & Luxury Goods—(Continued)
Cie Financiere Richemont S.A.	23,925	2,030,610
Columbia Sportswear Co.	2,712	271,634
Kering S.A.	4,314	2,551,924
lululemon athletica, Inc. (a)	3,355	604,605
LVMH Moet Hennessy Louis Vuitton SE	1,515	644,923
NIKE, Inc. - Class B	8,240	691,748
PVH Corp.	3,716	351,682

		10,317,207

Thrifts & Mortgage Finance—0.3%
Housing Development Finance Corp., Ltd.	180,280	5,731,142

Tobacco—0.4%
Altria Group, Inc.	9,145	433,016
British American Tobacco plc	63,210	2,206,281
Imperial Brands plc	61,060	1,433,704
ITC, Ltd.	442,927	1,759,806
Japan Tobacco, Inc.	44,600	985,625
Philip Morris International, Inc.	20,617	1,619,053

		8,437,485

Trading Companies & Distributors—0.5%
Ashtead Group plc	52,081	1,493,747
Brenntag AG	23,941	1,179,042
Ferguson plc (a)	22,468	1,601,495
HD Supply Holdings, Inc. (a)	3,810	153,467
Howden Joinery Group plc	28,068	180,733
ITOCHU Corp.	74,300	1,422,312
Marubeni Corp.	142,900	948,104
Mitsubishi Corp.	84,800	2,238,637
Mitsui & Co., Ltd.	48,400	789,431
Sojitz Corp.	107,900	347,193
Sumitomo Corp.	40,200	610,215
Toyota Tsusho Corp.	18,000	546,935
WW Grainger, Inc.	220	59,011

		11,570,322

Transportation Infrastructure—0.0%
Aena SME S.A.	4,478	887,596
Kamigumi Co., Ltd.	6,000	142,240

		1,029,836

Wireless Telecommunication Services—0.2%
KDDI Corp.	56,400	1,436,879
SoftBank Group Corp.	8,200	395,148
T-Mobile U.S., Inc. (a)	3,351	248,443
Vodafone Group plc	930,306	1,525,993

		3,606,463

Total Common Stocks (Cost $733,790,828)		801,428,016

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Convertible Bonds—17.2%

Security Description	Principal Amount*	Value

Aerospace/Defense—1.6%
Airbus SE Zero Coupon, 06/14/21 (EUR)	7,800,000	$9,813,970
Zero Coupon, 07/01/22 (EUR)	6,000,000	8,848,913
Arconic, Inc. 1.625%, 10/15/19	2,200,000	2,222,387
MTU Aero Engines AG 0.125%, 05/17/23 (EUR)	3,000,000	5,917,559
Safran S.A. Zero Coupon, 06/21/23 (EUR)	3,604,100	6,507,609

		33,310,438

Airlines—0.3%
ANA Holdings, Inc. Zero Coupon, 09/16/22 (JPY)	670,000,000	6,156,084

Apparel—1.1%
adidas AG 0.050%, 09/12/23 (EUR)	8,600,000	11,506,044
LVMH Moet Hennessy Louis Vuitton SE Zero Coupon, 02/16/21	2,599,700	11,600,301

		23,106,345

Banks—0.8%
BofA Finance LLC 0.250%, 05/01/23 (b)	6,725,000	6,720,797
Credit Agricole S.A. Zero Coupon, 10/03/19 (EUR)	5,162,000	4,210,285
Deutsche Bank AG 1.000%, 05/01/23	900,000	870,408
Gunma Bank, Ltd. (The) Zero Coupon, 10/11/19	2,100,000	2,037,616
Yamaguchi Financial Group, Inc. 1.833%, 3M LIBOR - 0.500%, 03/26/20 (d)	3,800,000	3,710,889

		17,549,995

Beverages—0.4%
Remy Cointreau S.A. 0.125%, 09/07/26 (EUR)	5,069,900	7,501,538

Biotechnology—0.4%
Illumina, Inc. Zero Coupon, 08/15/23 (144A) (b)	4,797,000	5,535,495
0.500%, 06/15/21 (b)	1,994,000	3,075,279

		8,610,774

Building Materials—0.6%
Buzzi Unicem S.p.A. 1.375%, 07/17/19 (EUR)	400,000	498,919
Sika AG 0.150%, 06/05/25 (CHF)	11,360,000	13,138,127

		13,637,046

Chemicals—0.3%
Symrise AG 0.238%, 06/20/24 (EUR)	2,500,000	$3,305,067
Toray Industries, Inc. Zero Coupon, 08/31/21 (JPY)	300,000,000	3,177,111

		6,482,178

Coal—0.3%
RAG-Stiftung Zero Coupon, 02/18/21 (EUR)	5,400,000	6,257,132

Commercial Services—0.9%
Euronet Worldwide, Inc. 0.750%, 03/15/49 (b)	8,786,000	10,663,306
Macquarie Infrastructure Corp. 2.875%, 07/15/19	5,504,000	5,485,594
Toppan Printing Co., Ltd. Zero Coupon, 12/19/19 (JPY)	290,000,000	2,678,929

		18,827,829

Diversified Financial Services—0.4%
SBI Holdings, Inc. Zero Coupon, 09/13/23 (JPY)	760,000,000	7,718,268

Electric—0.2%
Iberdrola International B.V. Zero Coupon, 11/11/22 (EUR)	3,600,000	4,623,677

Electronics—0.6%
Fortive Corp. 0.875%, 02/15/22 (b)	10,137,000	10,482,045
Minebea Mitsumi, Inc. Zero Coupon, 08/03/22 (JPY)	160,000,000	1,694,614

		12,176,659

Engineering & Construction—0.7%
Cellnex Telecom S.A. 1.500%, 01/16/26 (EUR)	3,100,000	4,154,295
Shimizu Corp. Zero Coupon, 10/16/20 (JPY)	420,000,000	3,906,876
Vinci S.A. 0.375%, 02/16/22	6,200,000	7,125,189

		15,186,360

Forest Products & Paper—0.0%
Daio Paper Corp. Zero Coupon, 09/17/20 (JPY)	100,000,000	932,101

Gas—0.3%
Snam S.p.A. Zero Coupon, 03/20/22 (EUR)	5,500,000	6,579,262

Healthcare-Products—0.4%
QIAGEN NV 0.500%, 09/13/23	6,800,000	7,758,800

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.8%
Anthem, Inc. 2.750%, 10/15/42	2,241,000	$8,745,675
Fresenius Medical Care AG & Co. KGaA 1.125%, 01/31/20 (EUR)	6,100,000	7,238,041

		15,983,716

Home Furnishings—0.5%
Sony Corp. Zero Coupon, 09/30/22 (JPY)	911,000,000	10,912,123

Internet—0.9%
Booking Holdings, Inc. 0.350%, 06/15/20	7,288,000	10,488,236
0.900%, 09/15/21 (b)	7,180,000	8,213,185

		18,701,421

Investment Company Security—0.2%
Ares Capital Corp. 3.750%, 02/01/22	4,056,000	4,089,678

Mining—0.3%
Glencore Funding LLC Zero Coupon, 03/27/25	6,200,000	5,487,558

Miscellaneous Manufacturing—0.4%
Siemens Financieringsmaatschappij NV 1.650%, 08/16/19	7,000,000	7,515,900

Oil & Gas—0.8%
BP Capital Markets plc 1.000%, 04/28/23 (GBP)	4,000,000	6,521,444
TOTAL S.A. 0.500%, 12/02/22	9,600,000	10,307,520

		16,828,964

Oil & Gas Services—0.4%
TechnipFMC plc 0.875%, 01/25/21 (EUR)	7,400,000	8,918,740

Real Estate—1.5%
CA Immobilien Anlagen AG 0.750%, 04/04/25 (EUR)	1,300,000	1,778,131
CapitaLand, Ltd. 1.850%, 06/19/20 (SGD)	6,250,000	4,570,861
Deutsche Wohnen SE 0.325%, 07/26/24 (EUR)	9,300,000	10,905,607
Grand City Properties S.A. 0.250%, 03/02/22 (EUR)	3,600,000	4,304,379
LEG Immobilien AG 0.500%, 07/01/21 (EUR)	1,000,000	2,186,485
0.875%, 09/01/25 (EUR)	4,600,000	5,990,361
TAG Immobilien AG 0.625%, 09/01/22 (EUR)	2,100,000	2,928,295

		32,664,119

Real Estate Investment Trusts—0.2%
Unibail-Rodamco SE Zero Coupon, 07/01/21 (EUR)	1,459,600	$4,781,629

Semiconductors—1.7%
Intel Corp. 3.250%, 08/01/39	7,205,000	16,948,754
Novellus Systems, Inc. 2.625%, 05/15/41	1,186,000	6,883,469
STMicroelectronics NV Zero Coupon, 07/03/22	10,200,000	11,388,888

		35,221,111

Software—0.2%
Red Hat, Inc. 0.250%, 10/01/19	1,496,000	3,804,652

Total Convertible Bonds (Cost $337,004,304)		361,324,097

Corporate Bonds & Notes—14.4%

Aerospace/Defense—0.3%
Boeing Co. (The) 3.100%, 05/01/26	469,000	483,517
3.600%, 05/01/34	457,000	476,707
Harris Corp. 3.832%, 04/27/25	708,000	744,318
4.854%, 04/27/35	50,000	55,498
L3 Technologies, Inc. 3.850%, 12/15/26	909,000	951,118
4.400%, 06/15/28	128,000	139,723
Lockheed Martin Corp. 3.550%, 01/15/26	110,000	116,893
Northrop Grumman Corp. 2.930%, 01/15/25	115,000	117,263
Rockwell Collins, Inc. 3.200%, 03/15/24	1,170,000	1,204,106
4.350%, 04/15/47	50,000	54,573
United Technologies Corp. 3.750%, 11/01/46	836,000	850,020
3.950%, 08/16/25	434,000	467,827
4.125%, 11/16/28	225,000	247,063
4.450%, 11/16/38	30,000	33,631
6.125%, 07/15/38	250,000	331,273

		6,273,530

Agriculture—0.2%
Altria Group, Inc. 3.875%, 09/16/46	539,000	478,386
4.800%, 02/14/29	681,000	734,523
BAT Capital Corp. 3.222%, 08/15/24	200,000	201,622
3.557%, 08/15/27	402,000	400,018
4.390%, 08/15/37	1,253,000	1,191,023

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
Philip Morris International, Inc. 2.125%, 05/10/23	1,257,000	$1,242,873
3.375%, 08/15/29	210,000	216,351
3.875%, 08/21/42	407,000	402,846

		4,867,642

Airlines—0.3%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	378,067	380,742
3.550%, 01/15/30 (144A)	682,080	684,662
3.750%, 12/15/27 (144A)	513,202	536,142
American Airlines Pass-Through Trust 3.000%, 10/15/28	147,104	146,691
3.200%, 06/15/28	350,800	353,501
3.375%, 05/01/27	112,389	114,255
3.600%, 09/22/27	171,584	177,178
3.700%, 10/01/26	451,152	465,950
British Airways Pass-Through Trust 4.125%, 09/20/31 (144A)	583,669	608,767
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	609,957	637,161
4.150%, 04/11/24	408,719	427,970
Delta Air Lines Pass-Through Trust 3.204%, 04/25/24	448,000	463,745
3.625%, 07/30/27	110,331	116,104
6.821%, 08/10/22	134,720	148,259
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	154,897	170,712
United Airlines Pass-Through Trust 3.450%, 12/01/27	427,471	438,500
4.150%, 08/25/31	225,000	241,289

		6,111,628

Auto Manufacturers—0.2%
Daimler Finance North America LLC 3.400%, 02/22/22 (144A)	760,000	775,135
Ford Motor Co. 4.750%, 01/15/43	219,000	190,550
General Motors Co. 5.000%, 04/01/35	1,279,000	1,256,343
General Motors Financial Co., Inc. 3.850%, 01/05/28	347,000	339,357
4.000%, 01/15/25	55,000	55,827
4.300%, 07/13/25	200,000	206,149
4.350%, 01/17/27	250,000	254,556
Volkswagen Group of America Finance LLC 4.250%, 11/13/23 (144A)	465,000	489,292

		3,567,209

Banks—4.4%
ABN AMRO Bank NV 3.400%, 08/27/21 (144A)	895,000	913,074
AIB Group plc 4.750%, 10/12/23 (144A)	250,000	262,711

Banks—(Continued)
ANZ New Zealand International, Ltd. 2.600%, 09/23/19 (144A)	250,000	250,184
3.400%, 03/19/24 (144A)	605,000	626,443
ASB Bank, Ltd. 3.125%, 05/23/24 (144A)	200,000	203,767
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	495,000	521,677
6.750%, 5Y USD ICE Swap + 5.168%, 06/15/26 (144A) (d)	530,000	584,988
Banco Santander S.A. 2.706%, 06/27/24	800,000	801,760
Bank of America Corp. 2.503%, 10/21/22	2,538,000	2,542,652
3.093%, 3M LIBOR + 1.090%, 10/01/25 (d)	200,000	204,828
3.248%, 10/21/27	1,220,000	1,249,481
3.419%, 3M LIBOR + 1.040%, 12/20/28 (d)	567,000	583,881
3.550%, 3M LIBOR + 0.780%, 03/05/24 (d)	1,272,000	1,317,379
3.705%, 3M LIBOR + 1.512%, 04/24/28 (d)	494,000	518,820
3.824%, 3M LIBOR + 1.575%, 01/20/28 (d)	500,000	529,086
3.864%, 3M LIBOR + 0.940%, 07/23/24 (d)	1,279,000	1,341,577
3.974%, 3M LIBOR + 1.210%, 02/07/30 (d)	416,000	445,527
4.244%, 3M LIBOR + 1.814%, 04/24/38 (b) (d)	329,000	358,426
4.450%, 03/03/26	167,000	180,066
5.125%, 3M LIBOR + 3.292%, 06/20/24 TBA (d)	375,000	377,344
5.875%, 3M LIBOR + 2.931%, 03/15/28 (b) (d)	416,000	434,221
Bank of Montreal 2.350%, 09/11/22	150,000	150,001
3.300%, 02/05/24	840,000	870,879
3.803%, 5Y USD ICE Swap + 1.432%, 12/15/32 (d)	566,000	573,986
Bank of New York Mellon Corp. (The) 2.661%, 3M LIBOR + 0.634%, 05/16/23 (d)	1,048,000	1,056,285
3.650%, 02/04/24	300,000	316,725
Bank of Nova Scotia (The) 3.400%, 02/11/24 (b)	1,261,000	1,310,772
Barclays plc 4.338%, 3M LIBOR + 1.356%, 05/16/24 (d)	1,720,000	1,775,905
4.610%, 3M LIBOR + 1.400%, 02/15/23 (d)	200,000	207,253
BB&T Corp. 3.750%, 12/06/23	200,000	210,992
BNP Paribas S.A. 2.950%, 05/23/22 (144A)	200,000	202,027
5.198%, 3M LIBOR + 2.567%, 01/10/30 (144A) (b) (d)	500,000	572,357
BPCE S.A. 3.250%, 01/11/28 (144A)	600,000	610,897
3.375%, 12/02/26	250,000	257,046
4.000%, 09/12/23 (144A)	250,000	261,165
Canadian Imperial Bank of Commerce 3.100%, 04/02/24	1,356,000	1,385,743
Capital One Financial Corp. 4.250%, 04/30/25	150,000	160,655
Citigroup, Inc. 2.750%, 04/25/22	500,000	504,807
2.876%, 3M LIBOR + 0.950%, 07/24/23 (d)	461,000	466,660
3.200%, 10/21/26	90,000	91,830
3.352%, 3M LIBOR + 0.897%, 04/24/25 (d)	411,000	424,358
3.520%, 3M LIBOR + 1.151%, 10/27/28 (d)	691,000	712,746

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
3.700%, 01/12/26	250,000	$263,077
3.887%, 3M LIBOR + 1.563%, 01/10/28 (d)	1,812,000	1,916,229
3.980%, 3M LIBOR + 1.338%, 03/20/30 (d)	200,000	213,700
4.044%, 3M LIBOR + 1.023%, 06/01/24 (d)	3,406,000	3,599,045
4.400%, 06/10/25	120,000	128,065
4.450%, 09/29/27	74,000	79,744
Citizens Bank N.A. 3.700%, 03/29/23	1,530,000	1,595,510
Citizens Financial Group, Inc. 2.375%, 07/28/21	150,000	149,843
Comerica, Inc. 4.000%, 02/01/29	90,000	96,637
Commonwealth Bank of Australia 2.850%, 05/18/26 (144A)	150,000	150,704
3.450%, 03/16/23 (144A)	754,000	782,601
Compass Bank 3.500%, 06/11/21	250,000	254,713
Cooperative Rabobank UA 3.750%, 07/21/26	590,000	602,134
3.875%, 09/26/23 (144A)	920,000	970,074
4.375%, 08/04/25	350,000	373,306
Credit Agricole S.A. 3.250%, 10/04/24 (144A)	1,095,000	1,116,254
3.875%, 04/15/24 (144A)	250,000	264,029
Credit Suisse AG 3.625%, 09/09/24	250,000	263,048
Credit Suisse Group AG 4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (d)	2,000,000	2,100,032
4.282%, 01/09/28 (144A)	380,000	400,904
Danske Bank A/S 2.700%, 03/02/22 (144A)	200,000	200,455
2.800%, 03/10/21 (144A)	225,000	225,290
5.000%, 01/12/22 (144A)	925,000	967,313
Fifth Third Bancorp 3.650%, 01/25/24	70,000	73,552
Fifth Third Bank 3.850%, 03/15/26	580,000	612,025
3.950%, 07/28/25	200,000	215,576
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	2,461,000	2,456,325
2.905%, 3M LIBOR + 0.990%, 07/24/23 (d)	500,000	504,655
2.908%, 3M LIBOR + 1.053%, 06/05/23 (d)	150,000	151,610
3.272%, 3M LIBOR + 1.201%, 09/29/25 (d)	550,000	562,577
3.500%, 11/16/26	2,218,000	2,272,352
3.814%, 3M LIBOR + 1.158%, 04/23/29 (d)	350,000	364,486
3.850%, 01/26/27	1,936,000	2,023,649
4.017%, 3M LIBOR + 1.373%, 10/31/38 (d)	530,000	545,595
4.411%, 3M LIBOR + 1.430%, 04/23/39 (d)	140,000	151,314
HSBC Holdings plc 3.803%, 3M LIBOR + 1.211%, 03/11/25 (d)	1,380,000	1,437,173
3.950%, 3M LIBOR + 0.987%, 05/18/24 (d)	1,830,000	1,913,869
3.973%, 3M LIBOR + 1.610%, 05/22/30 (d)	635,000	662,524
4.292%, 3M LIBOR + 1.348%, 09/12/26 (d)	250,000	265,800
4.300%, 03/08/26	410,000	440,208
5.100%, 04/05/21	220,000	229,858

Banks—(Continued)
Huntington Bancshares, Inc. 2.300%, 01/14/22	190,000	189,828
Huntington National Bank (The) 3.550%, 10/06/23	1,040,000	1,088,293
ING Groep NV 3.550%, 04/09/24	300,000	310,186
KeyCorp 4.150%, 10/29/25	90,000	97,443
Lloyds Banking Group plc 3.574%, 3M LIBOR + 1.205%, 11/07/28 (d)	705,000	704,625
4.375%, 03/22/28	283,000	300,531
Macquarie Bank, Ltd. 4.000%, 07/29/25 (144A)	200,000	210,697
Macquarie Group, Ltd. 3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (d)	907,000	920,478
6.000%, 01/14/20 (144A)	250,000	254,648
6.250%, 01/14/21 (144A) (b)	150,000	158,054
Mitsubishi UFJ Financial Group, Inc. 2.998%, 02/22/22	100,000	101,536
3.407%, 03/07/24	250,000	259,342
3.761%, 07/26/23	745,000	779,870
Morgan Stanley 3.125%, 01/23/23	300,000	306,659
3.591%, 3M LIBOR + 1.340%, 07/22/28 (d)	1,771,000	1,843,223
3.737%, 3M LIBOR + 0.847%, 04/24/24 (d)	3,877,000	4,041,207
3.875%, 01/27/26	150,000	159,392
3.971%, 3M LIBOR + 1.455%, 07/22/38 (d)	466,000	487,761
4.431%, 3M LIBOR + 1.628%, 01/23/30 (d)	123,000	136,172
5.500%, 01/26/20	100,000	101,716
6.250%, 08/09/26	525,000	629,746
MUFG Union Bank N.A. 3.150%, 04/01/22	785,000	802,373
National Australia Bank, Ltd. 3.375%, 01/14/26	500,000	520,559
NatWest Markets plc 3.625%, 09/29/22 (144A)	610,000	622,778
Nordea Bank Abp 4.250%, 09/21/22 (144A)	200,000	208,299
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (d)	196,000	197,587
PNC Bank N.A. 3.100%, 10/25/27	250,000	255,469
Regions Bank 3.374%, 3M LIBOR + 0.500%, 08/13/21 (d)	1,750,000	1,764,806
Regions Financial Corp. 3.800%, 08/14/23	45,000	47,062
Royal Bank of Canada 3.700%, 10/05/23	120,000	126,381
Royal Bank of Scotland Group plc 4.269%, 3M LIBOR + 1.762%, 03/22/25 (d)	530,000	547,957
4.519%, 3M LIBOR + 1.550%, 06/25/24 (b) (d)	1,805,000	1,879,236
4.892%, 3M LIBOR + 1.754%, 05/18/29 (d)	200,000	213,471
Santander UK Group Holdings plc 3.373%, 3M LIBOR + 1.080%, 01/05/24 (d)	1,425,000	1,438,443
Skandinaviska Enskilda Banken AB 3.050%, 03/25/22 (144A)	200,000	202,934

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-16

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Societe Generale S.A. 3.875%, 03/28/24 (144A)	755,000	$780,621
4.250%, 04/14/25 (144A) (b)	350,000	358,721
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (d)	250,000	257,930
State Street Corp. 2.653%, 3M LIBOR + 0.635%, 05/15/23 (d)	442,000	446,623
3.550%, 08/18/25	115,000	121,253
3.776%, 3M LIBOR + 0.770%, 12/03/24 (d)	50,000	52,675
Sumitomo Mitsui Financial Group, Inc. 2.778%, 10/18/22	350,000	353,323
2.784%, 07/12/22	230,000	232,910
SunTrust Banks, Inc. 3.300%, 05/15/26	200,000	203,573
3.502%, 3M LIBOR + 0.585%, 08/02/22 (d)	658,000	672,280
3.689%, 3M LIBOR + 0.735%, 08/02/24 (d)	608,000	633,813
4.000%, 05/01/25	106,000	113,441
Svenska Handelsbanken AB 3.900%, 11/20/23	250,000	264,773
Swedbank AB 2.800%, 03/14/22 (144A)	500,000	501,057
Toronto-Dominion Bank (The) 2.650%, 06/12/24	120,000	121,017
3.250%, 03/11/24	100,000	103,574
UBS Group Funding Switzerland AG 3.491%, 05/23/23 (144A)	740,000	758,407
4.125%, 09/24/25 (144A)	400,000	426,654
US Bancorp 2.375%, 07/22/26 (b)	200,000	198,274
3.950%, 11/17/25	250,000	271,437
Wells Fargo & Co. 3.000%, 04/22/26	800,000	808,968
3.069%, 01/24/23	2,257,000	2,291,273
3.196%, 3M LIBOR + 1.170%, 06/17/27 (d)	795,000	810,057
3.750%, 01/24/24	247,000	259,584
4.650%, 11/04/44	548,000	609,496
5.900%, 3M LIBOR + 3.110%, 06/15/24 (d)	338,000	353,633
Wells Fargo Bank N.A. 3.625%, 10/22/21	650,000	668,148
Westpac Banking Corp. 2.850%, 05/13/26	150,000	151,258
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (d)	598,000	618,879

		93,319,250

Beverages—0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	810,000	890,730
4.900%, 02/01/46	200,000	222,293
Anheuser-Busch InBev Worldwide, Inc. 4.150%, 01/23/25	146,000	158,001
4.375%, 04/15/38	1,179,000	1,248,111
4.439%, 10/06/48	914,000	959,195
4.600%, 04/15/48	123,000	132,084
4.750%, 01/23/29	90,000	101,949
Constellation Brands, Inc. 4.400%, 11/15/25	35,000	38,099
5.250%, 11/15/48	25,000	28,927

Beverages—(Continued)
Keurig Dr Pepper, Inc. 2.550%, 09/15/26	1,218,000	1,163,901
3.130%, 12/15/23	55,000	55,812
3.430%, 06/15/27	75,000	75,679
PepsiCo, Inc. 2.375%, 10/06/26	192,000	191,178

		5,265,959

Biotechnology—0.1%
Baxalta, Inc. 3.600%, 06/23/22	33,000	33,853
Celgene Corp. 3.450%, 11/15/27	920,000	958,678
3.875%, 08/15/25	329,000	352,433
3.900%, 02/20/28	145,000	155,312
4.550%, 02/20/48	250,000	286,174
Gilead Sciences, Inc. 4.000%, 09/01/36	137,000	144,280
4.150%, 03/01/47	430,000	451,025
4.600%, 09/01/35	80,000	89,994

		2,471,749

Building Materials—0.0%
Martin Marietta Materials, Inc. 3.450%, 06/01/27	100,000	99,435
4.250%, 12/15/47	116,000	108,436
Masco Corp. 6.500%, 08/15/32	150,000	176,905

		384,776

Chemicals—0.2%
Celanese US Holdings LLC 3.500%, 05/08/24	349,000	358,289
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P. 3.400%, 12/01/26 (144A)	70,000	72,448
Dow Chemical Co. (The) 3.000%, 11/15/22	82,000	83,099
4.125%, 11/15/21	27,000	27,935
DuPont de Nemours, Inc. 4.493%, 11/15/25	120,000	132,709
5.319%, 11/15/38	60,000	70,388
Eastman Chemical Co. 4.500%, 12/01/28	150,000	162,355
International Flavors & Fragrances, Inc. 4.450%, 09/26/28	36,000	39,322
Mosaic Co. (The) 4.050%, 11/15/27	905,000	934,954
5.625%, 11/15/43	100,000	109,931
Nutrien, Ltd. 3.000%, 04/01/25	978,000	983,600
3.375%, 03/15/25 (b)	125,000	128,066
4.200%, 04/01/29	50,000	53,956
5.000%, 04/01/49	75,000	85,044

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-17

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Sherwin-Williams Co. (The) 3.125%, 06/01/24	103,000	$104,725

		3,346,821

Commercial Services—0.0%
Western Union Co. (The) 3.600%, 03/15/22	150,000	153,854

Computers—0.3%
Apple, Inc. 2.500%, 02/09/25 (b)	366,000	369,565
2.850%, 05/11/24	146,000	150,322
3.000%, 02/09/24	100,000	103,335
3.450%, 02/09/45	873,000	869,748
3.750%, 11/13/47	196,000	205,666
3.850%, 05/04/43	200,000	212,238
4.500%, 02/23/36	300,000	352,295
Dell International LLC / EMC Corp. 4.900%, 10/01/26 (144A)	476,000	496,335
6.020%, 06/15/26 (144A)	383,000	422,367
DXC Technology Co. 4.250%, 04/15/24	60,000	62,842
International Business Machines Corp. 2.800%, 05/13/21	565,000	571,652
2.850%, 05/13/22	900,000	914,556
3.000%, 05/15/24	560,000	575,143
3.300%, 05/15/26	240,000	248,492
3.500%, 05/15/29	450,000	470,406

		6,024,962

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.500%, 01/15/25	1,585,000	1,593,431
4.450%, 04/03/26	150,000	158,209
Air Lease Corp. 3.000%, 09/15/23	60,000	60,113
3.250%, 03/01/25	749,000	753,235
3.625%, 04/01/27 (b)	95,000	95,447
3.625%, 12/01/27	119,000	119,618
Aircastle, Ltd. 4.400%, 09/25/23	35,000	36,335
American Express Co. 3.400%, 02/27/23	813,000	841,334
3.700%, 11/05/21	200,000	206,007
3.700%, 08/03/23	306,000	321,083
4.200%, 11/06/25	150,000	163,730
BOC Aviation, Ltd. 2.375%, 09/15/21 (144A)	200,000	197,600
2.750%, 09/18/22 (144A)	220,000	219,553
Brookfield Finance, Inc. 4.850%, 03/29/29	300,000	327,959
Capital One Bank USA N.A. 3.375%, 02/15/23	1,165,000	1,187,923
Capital One Financial Corp. 3.900%, 01/29/24	190,000	199,486

Diversified Financial Services—(Continued)
Charles Schwab Corp. (The) 3.550%, 02/01/24 (b)	160,000	169,280
GE Capital International Funding Co. 2.342%, 11/15/20	550,000	547,283
3.373%, 11/15/25	195,000	197,278
4.418%, 11/15/35	1,407,000	1,387,527
GTP Acquisition Partners I LLC 3.482%, 06/16/25 (144A)	325,000	335,148
Mitsubishi UFJ Lease & Finance Co., Ltd. 3.406%, 02/28/22 (144A)	935,000	954,186
3.559%, 02/28/24 (144A)	200,000	207,161
National Rural Utilities Cooperative Finance Corp. 2.850%, 01/27/25 (b)	1,005,000	1,026,568
2.950%, 02/07/24	87,000	89,202
3.900%, 11/01/28	100,000	108,805
4.300%, 03/15/49	119,000	135,363
Nuveen LLC 4.000%, 11/01/28 (144A)	100,000	109,674
ORIX Corp. 2.900%, 07/18/22	80,000	81,189
TD Ameritrade Holding Corp. 3.750%, 04/01/24	150,000	158,390

		11,988,117

Electric—1.2%
AEP Texas, Inc. 3.950%, 06/01/28	379,000	404,896
Ameren Illinois Co. 4.500%, 03/15/49	225,000	263,157
Appalachian Power Co. 4.500%, 03/01/49	35,000	39,261
Arizona Public Service Co. 4.700%, 01/15/44	50,000	55,588
Ausgrid Finance Pty, Ltd. 3.850%, 05/01/23 (144A)	150,000	155,554
Baltimore Gas & Electric Co. 2.800%, 08/15/22	70,000	70,869
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	410,000	451,189
CMS Energy Corp. 3.875%, 03/01/24	70,000	73,289
Commonwealth Edison Co. 3.650%, 06/15/46	589,000	597,722
3.700%, 03/01/45	128,000	130,663
Connecticut Light & Power Co. (The) 4.000%, 04/01/48	174,000	189,994
Consolidated Edison Co. of New York, Inc. 3.850%, 06/15/46	384,000	394,973
4.650%, 12/01/48	150,000	174,796
Consumers Energy Co. 4.350%, 04/15/49	100,000	115,696
Dominion Energy, Inc. 2.715%, 08/15/21 (d) (f)	410,000	410,458
2.850%, 08/15/26	1,570,000	1,556,414
3.071%, 08/15/24 (d) (f)	400,000	402,777

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-18

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Carolinas LLC 3.950%, 11/15/28	350,000	$380,811
6.000%, 12/01/28	100,000	123,826
Duke Energy Corp. 3.400%, 06/15/29	55,000	56,121
Duke Energy Indiana LLC 3.750%, 05/15/46	780,000	788,646
Duke Energy Ohio, Inc. 4.300%, 02/01/49	69,000	77,210
Duke Energy Progress LLC 3.700%, 10/15/46	120,000	121,762
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	886,000	890,576
EDP Finance B.V. 5.250%, 01/14/21 (144A)	425,000	440,507
Electricite de France S.A. 4.500%, 09/21/28 (144A)	675,000	739,901
Emera U.S. Finance L.P. 4.750%, 06/15/46	345,000	371,606
Enel Finance International NV 3.500%, 04/06/28 (144A)	605,000	596,146
3.625%, 05/25/27 (144A)	220,000	220,907
Entergy Louisiana LLC 2.400%, 10/01/26	589,000	575,524
4.200%, 09/01/48	452,000	499,344
4.200%, 04/01/50	300,000	333,609
Entergy Mississippi LLC 2.850%, 06/01/28	224,000	224,460
3.850%, 06/01/49	120,000	125,283
Entergy Texas, Inc. 4.000%, 03/30/29	370,000	398,820
Exelon Corp. 3.497%, 06/01/22	170,000	174,204
Fortis, Inc. 3.055%, 10/04/26	413,000	409,791
ITC Holdings Corp. 3.250%, 06/30/26	781,000	793,368
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A)	607,000	651,576
6.150%, 06/01/37	100,000	122,888
Metropolitan Edison Co. 4.000%, 04/15/25 (144A)	20,000	20,943
MidAmerican Energy Co. 4.250%, 07/15/49	347,000	394,535
Nevada Power Co. 3.700%, 05/01/29	190,000	202,888
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	260,000	265,696
NextEra Energy Capital Holdings, Inc. 3.150%, 04/01/24	731,000	750,138
3.500%, 04/01/29	164,000	170,313
Niagara Mohawk Power Corp. 4.278%, 12/15/28 (144A)	200,000	219,972
NRG Energy, Inc. 4.450%, 06/15/29 (144A)	350,000	363,985
Ohio Power Co. 4.000%, 06/01/49	165,000	177,533

Electric—(Continued)
Oncor Electric Delivery Co. LLC 2.950%, 04/01/25	355,000	364,427
PacifiCorp 4.125%, 01/15/49	347,000	382,296
Pennsylvania Electric Co. 3.600%, 06/01/29 (144A)	610,000	629,792
Potomac Electric Power Co. 3.600%, 03/15/24	1,298,000	1,361,913
Public Service Co. of Oklahoma 6.625%, 11/15/37	100,000	132,266
San Diego Gas & Electric Co. 4.100%, 06/15/49	380,000	394,097
Sierra Pacific Power Co. 2.600%, 05/01/26	1,806,000	1,789,869
Southern California Edison Co. 3.600%, 02/01/45	312,000	289,529
3.650%, 03/01/28	395,000	404,234
Southwestern Electric Power Co. 3.900%, 04/01/45	283,000	281,778
Southwestern Public Service Co. 3.700%, 08/15/47	297,000	299,545
4.400%, 11/15/48	225,000	253,636
Tampa Electric Co. 4.450%, 06/15/49	95,000	105,818
Toledo Edison Co. (The) 7.250%, 05/01/20	15,000	15,470
Tucson Electric Power Co. 3.050%, 03/15/25	50,000	50,542
4.850%, 12/01/48	150,000	175,566
Union Electric Co. 2.950%, 06/15/27	196,000	198,614
3.500%, 03/15/29	215,000	227,671
Virginia Electric & Power Co. 3.800%, 04/01/28	300,000	321,446

		24,848,694

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	123,000	121,910

Environmental Control—0.1%
Waste Management, Inc. 2.950%, 06/15/24	460,000	472,968
3.200%, 06/15/26	255,000	265,224
3.450%, 06/15/29	375,000	394,391

		1,132,583

Food—0.1%
Campbell Soup Co. 3.950%, 03/15/25	115,000	119,565
Conagra Brands, Inc. 4.600%, 11/01/25	20,000	21,759
5.300%, 11/01/38	40,000	43,441
Kraft Heinz Foods Co. 4.375%, 06/01/46	1,056,000	1,002,230
5.000%, 07/15/35	295,000	309,205

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-19

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Kroger Co. (The) 3.875%, 10/15/46	681,000	$611,060
McCormick & Co., Inc. 3.150%, 08/15/24	60,000	61,243
3.400%, 08/15/27	70,000	71,512
Smithfield Foods, Inc. 5.200%, 04/01/29 (144A)	150,000	163,445
Sysco Corp. 3.750%, 10/01/25	83,000	88,084
Tyson Foods, Inc. 4.550%, 06/02/47	366,000	382,372

		2,873,916

Forest Products & Paper—0.0%
International Paper Co. 4.350%, 08/15/48	242,000	237,173

Gas—0.1%
Atmos Energy Corp. 4.125%, 03/15/49	145,000	159,953
Brooklyn Union Gas Co. (The) 3.865%, 03/04/29 (144A)	170,000	182,693
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	315,000	310,659
NiSource, Inc. 6.250%, 12/15/40	75,000	98,005
ONE Gas, Inc. 4.500%, 11/01/48	142,000	162,334
Piedmont Natural Gas Co., Inc. 3.500%, 06/01/29	515,000	538,607
Southern California Gas Co. 4.300%, 01/15/49	219,000	241,278

		1,693,529

Health Care Providers & Services—0.0%
CVS Health Corp. 5.300%, 12/05/43	200,000	216,591

Healthcare-Products—0.2%
Becton Dickinson & Co. 3.363%, 06/06/24	1,505,000	1,553,952
Boston Scientific Corp. 3.750%, 03/01/26	469,000	498,536
4.000%, 03/01/29	170,000	183,785
4.550%, 03/01/39	302,000	333,325
4.700%, 03/01/49	288,000	330,136
Covidien International Finance S.A. 2.950%, 06/15/23	169,000	172,941
Medtronic, Inc. 3.500%, 03/15/25	110,000	116,605
4.375%, 03/15/35	590,000	678,870
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	345,000	347,304
3.650%, 12/15/25	285,000	300,083

Healthcare-Products—(Continued)
Zimmer Biomet Holdings, Inc. 3.700%, 03/19/23	26,000	26,820

		4,542,357

Healthcare-Services—0.2%
Aetna, Inc. 2.750%, 11/15/22	443,000	445,352
2.800%, 06/15/23	115,000	115,647
3.875%, 08/15/47	398,000	359,427
Anthem, Inc. 3.350%, 12/01/24	175,000	180,946
3.650%, 12/01/27	786,000	816,493
4.101%, 03/01/28	140,000	149,368
4.375%, 12/01/47	443,000	471,450
HCA, Inc. 4.500%, 02/15/27	461,000	491,629
5.125%, 06/15/39	110,000	114,259
5.250%, 06/15/26	150,000	166,022
5.250%, 06/15/49	265,000	275,523
UnitedHealth Group, Inc. 3.100%, 03/15/26	822,000	846,252

		4,432,368

Household Products/Wares—0.0%
Reckitt Benckiser Treasury Services plc 2.375%, 06/24/22 (144A)	712,000	710,826
3.000%, 06/26/27 (144A)	200,000	201,562

		912,388

Insurance—0.6%
Aflac, Inc. 4.750%, 01/15/49	335,000	395,642
AIA Group, Ltd. 3.900%, 04/06/28 (144A)	210,000	222,831
American Financial Group, Inc. 3.500%, 08/15/26	70,000	70,397
American International Group, Inc. 3.875%, 01/15/35	924,000	920,120
Assurant, Inc. 4.200%, 09/27/23	150,000	155,965
Athene Global Funding 2.750%, 04/20/20 (144A)	180,000	180,375
4.000%, 01/25/22 (144A)	90,000	93,081
Athene Holding, Ltd. 4.125%, 01/12/28	42,000	42,325
Berkshire Hathaway Finance Corp. 4.200%, 08/15/48	324,000	361,986
4.250%, 01/15/49	256,000	287,679
4.400%, 05/15/42	200,000	224,590
Chubb INA Holdings, Inc. 3.150%, 03/15/25	110,000	114,854
Great-West Lifeco Finance Delaware L.P. 4.150%, 06/03/47 (144A)	40,000	43,020
Guardian Life Global Funding 2.500%, 05/08/22 (144A)	228,000	228,996

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-20

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Harborwalk Funding Trust 5.077%, 3M LIBOR + 3.191%, 02/15/69 (144A) (d)	605,000	$692,181
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	25,000	26,405
6.100%, 10/01/41	25,000	32,153
Jackson National Life Global Funding 3.250%, 01/30/24 (144A)	90,000	92,657
3.875%, 06/11/25 (144A)	671,000	714,252
Lincoln National Corp. 3.800%, 03/01/28	772,000	810,031
Manulife Financial Corp. 4.061%, 5Y USD ICE Swap + 1.647%, 02/24/32 (d)	461,000	470,304
Markel Corp. 3.500%, 11/01/27	100,000	99,733
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	60,000	98,346
New York Life Global Funding 3.000%, 01/10/28 (144A)	349,000	356,746
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	75,000	82,561
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	150,000	155,108
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (d)	97,000	94,992
Principal Financial Group, Inc. 3.700%, 05/15/29	75,000	78,549
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (d)	90,000	92,480
Protective Life Global Funding 2.161%, 09/25/20 (144A)	1,750,000	1,746,521
Prudential Financial, Inc. 3.905%, 12/07/47	726,000	757,509
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	250,000	322,253
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	905,000	939,122
Swiss Re Finance Luxembourg S.A. 5.000%, 5Y USD Swap + 3.582%, 04/02/49 (144A) (b) (d)	400,000	428,300
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	100,000	108,151
Torchmark Corp. 4.550%, 09/15/28	30,000	32,795
Travelers Cos., Inc. (The) 4.100%, 03/04/49	123,000	138,694
Voya Financial, Inc. 3.650%, 06/15/26	180,000	184,369

		11,896,073

Internet—0.1%
Amazon.com, Inc. 3.150%, 08/22/27	717,000	753,347
4.050%, 08/22/47	315,000	356,010
Booking Holdings, Inc. 2.750%, 03/15/23	71,000	71,969

		1,181,326

Iron/Steel—0.0%
Nucor Corp. 4.000%, 08/01/23	150,000	158,835

Machinery-Construction & Mining—0.0%
Caterpillar Financial Services Corp. 3.650%, 12/07/23	70,000	73,838

Machinery-Diversified—0.0%
John Deere Capital Corp. 3.450%, 01/10/24	35,000	36,746
Roper Technologies, Inc. 3.000%, 12/15/20	83,000	83,583

		120,329

Media—0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.750%, 02/15/28	251,000	252,663
5.375%, 05/01/47	380,000	399,844

		652,507

Media—0.4%
CBS Corp. 3.375%, 02/15/28	430,000	428,020
Comcast Corp. 2.350%, 01/15/27	2,408,000	2,347,888
3.150%, 03/01/26	596,000	615,676
3.200%, 07/15/36	1,252,000	1,216,129
3.400%, 07/15/46	484,000	463,522
3.900%, 03/01/38	247,000	260,250
3.950%, 10/15/25	279,000	300,831
4.600%, 10/15/38	50,000	57,200
4.950%, 10/15/58	55,000	67,033
6.500%, 11/15/35	90,000	121,877
7.050%, 03/15/33	187,000	261,840
COX Communications, Inc. 4.600%, 08/15/47 (144A)	347,000	351,193
Discovery Communications LLC 5.300%, 05/15/49	170,000	182,672
Fox Corp. 4.030%, 01/25/24 (144A)	148,000	157,350
4.709%, 01/25/29 (144A)	45,000	50,202
Time Warner Cable LLC 4.500%, 09/15/42	813,000	763,887
6.550%, 05/01/37 (b)	50,000	57,725
6.750%, 06/15/39	265,000	307,158
Viacom, Inc. 4.375%, 03/15/43	260,000	254,072

		8,264,525

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 4.200%, 06/15/35	60,000	64,505

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-21

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.0%
Glencore Funding LLC 4.125%, 03/12/24 (144A)	384,000	$398,497
4.875%, 03/12/29 (144A)	393,000	413,912

		812,409

Miscellaneous Manufacturing—0.2%
Eaton Corp. 5.800%, 03/15/37	100,000	119,361
General Electric Co. 2.700%, 10/09/22	457,000	456,318
3.100%, 01/09/23	288,000	290,443
4.125%, 10/09/42	1,117,000	1,027,746
4.375%, 09/16/20	250,000	255,373
4.500%, 03/11/44	96,000	93,397
5.550%, 01/05/26	633,000	706,677
Parker-Hannifin Corp. 3.300%, 11/21/24	114,000	118,315
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	250,000	259,322
3.250%, 05/27/25 (144A)	800,000	827,480
Textron, Inc. 3.900%, 09/17/29	507,000	530,064

		4,684,496

Oil & Gas—0.5%
Anadarko Petroleum Corp. 5.550%, 03/15/26 (b)	100,000	112,351
Apache Corp. 4.375%, 10/15/28	311,000	324,844
5.350%, 07/01/49	100,000	105,514
BP Capital Markets America, Inc. 2.750%, 05/10/23	100,000	101,059
3.017%, 01/16/27	1,905,000	1,944,780
3.224%, 04/14/24	300,000	310,512
3.410%, 02/11/26	120,000	125,688
3.796%, 09/21/25	100,000	106,655
Canadian Natural Resources, Ltd. 3.900%, 02/01/25	150,000	156,532
Cenovus Energy, Inc. 5.250%, 06/15/37	155,000	162,128
Concho Resources, Inc. 4.375%, 01/15/25	100,000	103,953
Encana Corp. 7.375%, 11/01/31	250,000	320,570
Eni S.p.A. 4.250%, 05/09/29 (144A) (b)	235,000	248,014
4.750%, 09/12/28 (144A)	505,000	552,278
Eni USA, Inc. 7.300%, 11/15/27	100,000	126,246
EOG Resources, Inc. 2.625%, 03/15/23	150,000	151,680
Marathon Petroleum Corp. 4.750%, 09/15/44	346,000	356,507

Oil & Gas—(Continued)
Noble Energy, Inc. 3.850%, 01/15/28	1,062,000	1,086,359
3.900%, 11/15/24	338,000	352,464
6.000%, 03/01/41	160,000	182,926
Occidental Petroleum Corp. 3.000%, 02/15/27 (b)	865,000	854,702
4.200%, 03/15/48	100,000	100,962
Petro-Canada 5.350%, 07/15/33	150,000	177,662
Phillips 66 3.900%, 03/15/28	110,000	115,530
4.875%, 11/15/44	292,000	326,544
Shell International Finance B.V. 2.875%, 05/10/26	458,000	468,167
3.500%, 11/13/23	570,000	598,295
3.750%, 09/12/46	245,000	259,072
Total Capital International S.A. 3.455%, 02/19/29	200,000	212,901

		10,044,895

Oil & Gas Services—0.1%
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	25,000	27,507
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/27	795,000	800,038
Halliburton Co. 3.800%, 11/15/25	85,000	89,086
4.850%, 11/15/35	457,000	486,969
Schlumberger Holdings Corp.
3.750%, 05/01/24 (144A)	75,000	78,238
3.900%, 05/17/28 (144A) (b)	1,060,000	1,101,486
4.000%, 12/21/25 (144A)	50,000	52,894

		2,636,218

Packaging & Containers—0.0%
WRKCo, Inc. 3.750%, 03/15/25	150,000	156,003

Pharmaceuticals—0.8%
AbbVie, Inc. 4.250%, 11/14/28	722,000	771,115
4.450%, 05/14/46	325,000	318,830
Allergan Funding SCS 4.550%, 03/15/35	82,000	82,730
AstraZeneca plc 3.500%, 08/17/23	1,028,000	1,071,776
4.375%, 11/16/45	87,000	96,306
6.450%, 09/15/37	50,000	68,249
Bristol-Myers Squibb Co. 2.900%, 07/26/24 (144A)	421,000	430,222
3.200%, 06/15/26 (144A)	174,000	180,533
3.400%, 07/26/29 (144A)	165,000	172,570
4.125%, 06/15/39 (144A)	105,000	113,736
4.250%, 10/26/49 (144A)	142,000	156,297

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-22

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Cigna Corp. 4.375%, 10/15/28 (144A)	1,174,000	$1,266,141
CVS Health Corp. 2.875%, 06/01/26 (b)	1,531,000	1,502,990
4.100%, 03/25/25	439,000	462,761
4.300%, 03/25/28	560,000	590,201
4.780%, 03/25/38	546,000	569,080
5.050%, 03/25/48	187,000	198,887
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	293,979	311,796
5.880%, 01/10/28	384,825	425,342
8.353%, 07/10/31 (144A)	149,377	187,686
Elanco Animal Health, Inc. 3.912%, 08/27/21	380,000	388,129
Eli Lilly & Co. 3.875%, 03/15/39	452,000	489,910
3.950%, 03/15/49	187,000	202,180
4.150%, 03/15/59	105,000	115,095
GlaxoSmithKline Capital plc 3.000%, 06/01/24 (b)	503,000	519,367
GlaxoSmithKline Capital, Inc. 3.375%, 05/15/23	275,000	286,135
3.625%, 05/15/25	87,000	92,541
Johnson & Johnson 3.400%, 01/15/38	272,000	283,196
Merck & Co., Inc. 3.900%, 03/07/39	140,000	153,215
Pfizer, Inc. 3.450%, 03/15/29	1,298,000	1,373,301
3.900%, 03/15/39	180,000	193,874
4.000%, 03/15/49	215,000	234,099
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	170,000	171,591
3.200%, 09/23/26	1,668,000	1,684,383
Takeda Pharmaceutical Co., Ltd. 3.800%, 11/26/20 (144A)	300,000	305,382
Zoetis, Inc. 3.000%, 09/12/27	206,000	205,713
4.500%, 11/13/25	1,001,000	1,097,788

		16,773,147

Pipelines—0.5%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	100,000	104,845
4.250%, 07/15/27 (144A)	70,000	73,395
Boardwalk Pipelines L.P. 4.450%, 07/15/27	34,000	34,750
4.800%, 05/03/29	385,000	401,623
Buckeye Partners L.P. 5.600%, 10/15/44	433,000	356,449
Columbia Pipeline Group, Inc. 4.500%, 06/01/25	516,000	554,489
Enable Midstream Partners L.P. 4.400%, 03/15/27	70,000	70,522
4.950%, 05/15/28	80,000	83,927

Pipelines—(Continued)
Enbridge, Inc. 3.500%, 06/10/24 (b)	356,000	367,895
Energy Transfer Operating L.P. 4.200%, 04/15/27	475,000	493,380
4.750%, 01/15/26	341,000	365,233
5.150%, 02/01/43	566,000	568,631
Enterprise Products Operating LLC 3.750%, 02/15/25	67,000	70,843
3.900%, 02/15/24	82,000	86,896
4.200%, 01/31/50	320,000	328,701
4.250%, 02/15/48	347,000	358,993
4.950%, 10/15/54	33,000	36,004
EQM Midstream Partners L.P. 5.500%, 07/15/28	150,000	158,115
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	300,000	316,628
Kinder Morgan, Inc. 4.300%, 03/01/28	80,000	85,655
5.200%, 03/01/48	80,000	90,301
5.300%, 12/01/34	726,000	820,510
MPLX L.P. 4.125%, 03/01/27	80,000	83,709
4.500%, 04/15/38	543,000	547,735
4.700%, 04/15/48	119,000	121,725
5.200%, 03/01/47	81,000	87,772
ONEOK Partners L.P. 3.375%, 10/01/22	65,000	66,023
4.900%, 03/15/25	466,000	506,321
5.000%, 09/15/23	70,000	75,589
6.650%, 10/01/36	140,000	171,370
ONEOK, Inc. 4.950%, 07/13/47	59,000	62,308
Phillips 66 Partners L.P. 4.900%, 10/01/46	288,000	306,541
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	102,000	106,735
8.000%, 03/01/32	70,000	97,912
Spectra Energy Partners L.P. 3.500%, 03/15/25	535,000	548,881
Sunoco Logistics Partners Operations L.P. 4.950%, 01/15/43	150,000	145,759
5.350%, 05/15/45	369,000	383,362
5.950%, 12/01/25	91,000	103,584
Texas Eastern Transmission L.P. 3.500%, 01/15/28 (144A)	45,000	45,708
TransCanada PipeLines, Ltd. 4.250%, 05/15/28	772,000	833,540
5.100%, 03/15/49	393,000	454,856

		10,577,215

Real Estate—0.2%
China Overseas Finance Investment Cayman V, Ltd. Zero Coupon, 01/05/23	4,400,000	4,849,527
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	243,000	255,849

		5,105,376

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-23

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.4%
Alexandria Real Estate Equities, Inc. 3.800%, 04/15/26	105,000	$110,311
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	150,000	152,944
American Tower Corp. 3.125%, 01/15/27	611,000	605,884
3.375%, 10/15/26	371,000	377,249
3.600%, 01/15/28	179,000	182,129
3.800%, 08/15/29	400,000	412,293
3.950%, 03/15/29	288,000	301,314
AvalonBay Communities, Inc. 3.450%, 06/01/25	493,000	516,593
Boston Properties L.P. 4.500%, 12/01/28	100,000	110,969
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	60,000	61,789
Crown Castle International Corp. 4.450%, 02/15/26	100,000	107,828
ERP Operating L.P. 3.000%, 07/01/29	205,000	207,634
4.150%, 12/01/28	120,000	132,664
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	805,000	813,793
HCP, Inc. 3.250%, 07/15/26	88,000	88,345
3.500%, 07/15/29	182,000	182,786
3.875%, 08/15/24	326,000	341,618
4.200%, 03/01/24	430,000	454,884
Liberty Property L.P. 4.375%, 02/01/29	265,000	286,683
Life Storage L.P. 4.000%, 06/15/29	137,000	140,827
Mid-America Apartments L.P. 4.000%, 11/15/25	85,000	90,088
National Retail Properties, Inc. 4.000%, 11/15/25	100,000	105,439
Office Properties Income Trust 3.750%, 08/15/19	400,000	400,122
4.000%, 07/15/22	140,000	141,484
4.150%, 02/01/22	280,000	284,031
Public Storage 3.385%, 05/01/29	60,000	62,654
Realty Income Corp. 3.250%, 06/15/29	155,000	157,612
3.875%, 04/15/25	60,000	63,804
Scentre Group Trust 1 / Scentre Group Trust 2 3.250%, 10/28/25 (144A)	465,000	468,699
UDR, Inc. 2.950%, 09/01/26	471,000	468,073
3.500%, 07/01/27	100,000	102,622
Ventas Realty L.P. 4.125%, 01/15/26	62,000	65,581
4.875%, 04/15/49	88,000	96,936

Real Estate Investment Trusts—(Continued)
Welltower, Inc. 3.625%, 03/15/24	274,000	284,957
4.000%, 06/01/25	375,000	394,889
4.500%, 01/15/24	100,000	107,340

		8,882,868

Retail—0.2%
CK Hutchison International 19, Ltd. 3.625%, 04/11/29 (144A)	205,000	213,350
Darden Restaurants, Inc. 4.550%, 02/15/48	73,000	73,246
Home Depot, Inc. (The) 2.125%, 09/15/26	77,000	75,323
2.950%, 06/15/29	150,000	153,630
3.900%, 12/06/28	190,000	209,459
3.900%, 06/15/47	393,000	423,324
Lowe’s Cos., Inc. 3.650%, 04/05/29	279,000	291,463
3.700%, 04/15/46	443,000	416,660
4.050%, 05/03/47	254,000	251,735
4.550%, 04/05/49	122,000	131,468
McDonald’s Corp. 3.350%, 04/01/23 (b)	45,000	46,675
3.625%, 05/01/43	850,000	816,767
6.300%, 10/15/37	160,000	208,558
O’Reilly Automotive, Inc. 3.550%, 03/15/26	60,000	61,842
Starbucks Corp. 3.750%, 12/01/47	251,000	246,591
Walmart, Inc. 3.700%, 06/26/28	315,000	343,826

		3,963,917

Savings & Loans—0.1%
Nationwide Building Society 3.622%, 3M LIBOR + 1.181%, 04/26/23 (144A) (d)	200,000	203,637
4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (d)	980,000	1,022,631

		1,226,268

Semiconductors—0.1%
Analog Devices, Inc. 4.500%, 12/05/36	113,000	115,917
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.125%, 01/15/25	1,055,000	1,030,501
3.500%, 01/15/28	224,000	212,552
3.875%, 01/15/27	348,000	341,170
Broadcom, Inc. 4.750%, 04/15/29 (144A)	450,000	461,103

		2,161,243

Software—0.4%
Fidelity National Information Services, Inc. 3.750%, 05/21/29	794,000	843,007

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-24

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Fiserv, Inc. 3.200%, 07/01/26	1,010,000	$1,030,192
4.400%, 07/01/49	60,000	62,813
Microsoft Corp. 3.500%, 02/12/35	1,720,000	1,830,699
3.700%, 08/08/46	733,000	788,420
4.500%, 10/01/40	400,000	479,297
Oracle Corp. 2.950%, 05/15/25	450,000	462,812
3.800%, 11/15/37	424,000	448,535
3.900%, 05/15/35	932,000	1,008,172
4.000%, 11/15/47	599,000	642,983
4.300%, 07/08/34	300,000	341,508
VMware, Inc. 2.950%, 08/21/22	100,000	100,768

		8,039,206

Telecommunications—0.7%
AT&T, Inc. 2.950%, 07/15/26	255,000	253,115
3.800%, 02/15/27	457,000	474,787
3.950%, 01/15/25	550,000	580,843
4.125%, 02/17/26	200,000	212,671
4.300%, 02/15/30	238,000	254,149
4.300%, 12/15/42	1,161,000	1,146,880
4.350%, 03/01/29 (b)	606,000	650,109
4.350%, 06/15/45	754,000	750,517
5.250%, 03/01/37	200,000	224,275
5.350%, 09/01/40	300,000	338,307
Bell Canada, Inc. 4.300%, 07/29/49	280,000	301,375
Crown Castle Towers LLC 3.663%, 05/15/25 (144A)	225,000	233,494
Deutsche Telekom International Finance B.V. 4.375%, 06/21/28 (144A)	290,000	315,854
Rogers Communications, Inc. 4.350%, 05/01/49	90,000	97,214
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	720,000	747,649
Verizon Communications, Inc. 2.625%, 08/15/26	50,000	49,655
3.850%, 11/01/42	954,000	973,769
4.016%, 12/03/29 (144A)	922,000	998,637
4.125%, 03/16/27	400,000	435,425
4.272%, 01/15/36	114,000	123,369
4.329%, 09/21/28	1,864,000	2,061,277
4.500%, 08/10/33	300,000	337,738
4.862%, 08/21/46	42,000	48,881
5.050%, 03/15/34	250,000	274,682
Vodafone Group plc 4.375%, 05/30/28	1,214,000	1,311,100
4.875%, 06/19/49	365,000	382,736
5.000%, 05/30/38	85,000	92,382
6.250%, 11/30/32	160,000	197,256

		13,868,146

Transportation—0.2%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	250,000	256,235
3.050%, 09/01/22	310,000	317,471
3.900%, 08/01/46	535,000	574,998
Canadian Pacific Railway Co. 5.750%, 03/15/33	120,000	147,606
CSX Corp. 3.250%, 06/01/27	900,000	928,702
3.800%, 11/01/46	493,000	499,134
4.250%, 03/15/29	45,000	50,096
4.750%, 11/15/48	100,000	116,346
6.150%, 05/01/37	60,000	77,449
JB Hunt Transport Services, Inc. 3.875%, 03/01/26	80,000	83,708
Norfolk Southern Corp. 2.900%, 06/15/26	347,000	353,407
4.150%, 02/28/48	375,000	402,450
Ryder System, Inc. 2.500%, 05/11/20	420,000	419,838
2.875%, 09/01/20	170,000	170,839
Union Pacific Corp. 3.350%, 08/15/46	416,000	392,096
3.600%, 09/15/37	178,000	180,713
4.300%, 03/01/49	105,000	116,163

		5,087,251

Trucking & Leasing—0.1%
Aviation Capital Group LLC 3.875%, 05/01/23 (144A)	100,000	103,244
4.125%, 08/01/25 (144A)	80,000	83,259
Avolon Holdings Funding, Ltd. 3.950%, 07/01/24 (144A)	191,000	195,695
4.375%, 05/01/26 (144A)	323,000	332,431
5.500%, 01/15/23 (144A)	110,000	117,271
Park Aerospace Holdings, Ltd. 5.500%, 02/15/24 (144A)	201,000	216,674

		1,048,574

Total Corporate Bonds & Notes (Cost $285,222,607)		302,266,176

U.S. Treasury & Government Agencies—8.4%

Agency Sponsored Mortgage-Backed—3.5%
Fannie Mae 30 Yr. Pool 4.000%, 06/01/46	1,081,074	1,143,155
4.000%, 07/01/47	1,107,213	1,154,113
4.000%, 11/01/47	487,519	507,847
4.000%, 12/01/47	488,302	508,148
4.500%, 04/01/39	211,250	226,320
4.500%, 12/01/40	305,091	327,618
4.500%, 06/01/48	480,573	507,566
4.500%, 07/01/48	383,562	404,153
4.500%, 01/01/49	993,750	1,052,210
5.000%, 07/01/44	790,554	858,251

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-25

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 06/01/48	345,689	$369,319
5.000%, 07/01/48	741,243	797,729
5.000%, 08/01/48	477,906	516,976
5.000%, 10/01/48	1,049,110	1,114,254
Fannie Mae Pool 2.600%, 10/01/31	350,000	345,474
2.660%, 11/01/26	643,538	656,146
2.820%, 09/01/27	650,000	669,156
3.060%, 08/01/32	350,000	359,682
3.120%, 01/01/30	879,193	922,915
3.130%, 02/01/30	300,000	314,028
3.140%, 12/01/31	1,252,000	1,290,296
3.150%, 06/01/36	475,162	492,037
3.170%, 01/01/30	550,000	579,485
3.200%, 03/01/28	981,689	1,035,303
3.220%, 01/01/30	450,000	474,921
3.230%, 01/01/30	2,446,815	2,582,200
3.240%, 01/01/22	521,921	536,892
3.330%, 04/01/35	500,000	524,024
3.420%, 04/01/30	1,000,000	1,076,252
3.460%, 11/01/32	1,728,000	1,824,495
3.500%, 12/01/27	1,507,000	1,607,346
3.530%, 08/01/28	400,000	430,727
3.530%, 05/01/33	500,000	532,104
3.570%, 07/01/26	1,000,000	1,073,672
3.600%, 01/01/27	488,636	525,806
3.660%, 03/01/27	743,233	802,520
3.660%, 10/01/28	495,117	537,174
3.670%, 09/01/28	1,000,000	1,085,273
3.740%, 07/01/30	700,000	767,217
3.800%, 09/01/33	920,304	996,172
3.840%, 08/01/28	600,000	659,993
3.890%, 12/01/28	575,623	633,837
3.940%, 01/01/29	546,812	603,949
3.960%, 08/01/30	1,491,000	1,661,372
3.990%, 02/01/28	534,084	587,756
4.000%, 09/01/48	469,491	487,265
4.000%, 06/01/49	1,100,000	1,160,191
4.500%, 05/01/48	590,298	624,893
4.500%, 11/01/48	3,058,731	3,225,473
4.500%, 06/01/49	700,000	743,311
Fannie Mae REMICS (CMO) Zero Coupon, 05/25/49	1,350,094	1,379,425
4.000%, 04/25/42	267,157	292,527
5.000%, 04/25/37	50,456	55,703
5.000%, 07/25/39	250,000	300,721
5.000%, 05/25/40	65,000	78,826
6.000%, 01/25/34	197,393	225,929
Fannie Mae Trust (CMO) 5.620%, 11/25/33	401,269	443,090
Fannie Mae-ACES (CMO) 2.999%, 01/25/28 (d)	1,000,000	1,030,168
3.058%, 09/25/27 (d)	1,000,000	1,041,053
Freddie Mac 30 Yr. Gold Pool 4.000%, 12/01/47	577,184	601,482

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Gold Pool 5.000%, 12/01/48	578,568	$613,853
Freddie Mac Multifamily Structured Pass Through Certificates (CMO) 3.422%, 02/25/29	775,000	833,415
3.600%, 02/25/28	1,000,000	1,079,485
3.690%, 01/25/29	520,000	570,679
3.850%, 05/25/28 (d)	585,000	643,067
3.900%, 08/25/28 (d)	990,000	1,099,497
3.920%, 09/25/28 (d)	479,000	533,316
Freddie Mac REMICS (CMO) 2.500%, 01/15/42	155,674	154,815
3.500%, 03/15/35	600,000	637,340
3.500%, 06/25/46	1,368,149	1,401,277
4.000%, 07/15/38	250,000	270,498
4.000%, 05/25/43	600,000	624,860
5.000%, 02/15/40	87,000	105,187
5.000%, 02/15/41	426,517	491,572
5.500%, 03/15/37	340,751	384,077
Ginnie Mae I 30 Yr. Pool 4.500%, 07/15/39	582,586	628,146
Ginnie Mae II 30 Yr. Pool 4.250%, 07/20/47	952,264	987,419
4.500%, 02/20/48	3,327,653	3,541,050
4.500%, 05/20/48	329,190	349,478
4.500%, 06/20/48	1,001,887	1,074,240
5.000%, 07/20/48	496,518	532,338
5.000%, 03/20/49	1,494,847	1,606,512
5.000%, 05/20/49	1,772,781	1,911,183
Ginnie Mae II Pool 4.250%, 10/20/48	1,613,728	1,675,234
4.500%, 12/20/48	596,157	629,034
4.500%, 04/20/49 (g) (k)	1,000,000	1,053,437
5.000%, 12/20/48	1,489,161	1,601,934
Government National Mortgage Association (CMO) Zero Coupon, 04/20/49	998,907	1,020,070
2.500%, 05/20/43	228,773	218,084
5.500%, 02/20/37	175,301	196,230
5.500%, 04/16/37	136,000	153,962
5.500%, 11/16/39	200,000	249,719
6.000%, 04/17/34	96,072	108,588

		74,345,536

U.S. Treasury—4.9%
U.S. Treasury Bonds 2.250%, 08/15/46	1,100,000	1,037,824
2.500%, 02/15/45	5,250,000	5,224,160
2.750%, 11/15/42	5,000,000	5,236,914
2.875%, 05/15/43	1,000,000	1,068,555
3.000%, 02/15/49 (b)	540,000	592,228
3.125%, 05/15/48	215,000	240,926
3.750%, 08/15/41	1,500,000	1,840,312
3.750%, 11/15/43	5,232,000	6,435,156
4.375%, 11/15/39	2,150,000	2,856,057

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-26

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips 2.381%, 05/15/40	2,500,000	$1,475,673
2.508%, 02/15/20	14,690,000	14,510,183
2.508%, 05/15/32	3,000,000	2,244,308
2.770%, 08/15/20	10,000,000	9,791,311
2.791%, 08/15/26	10,500,000	9,125,548
2.820%, 02/15/22	10,000,000	9,542,226
U.S. Treasury Notes 1.125%, 07/31/21	4,975,000	4,909,509
1.375%, 01/31/21	375,000	372,290
1.750%, 05/15/23	13,802,000	13,804,696
2.000%, 02/28/21	5,500,000	5,515,469
2.000%, 11/15/26	3,000,000	3,020,977
2.875%, 05/15/28	4,620,000	4,957,837

		103,802,159

Total U.S. Treasury & Government Agencies (Cost $169,725,119)		178,147,695

Asset-Backed Securities—1.8%

Asset-Backed - Automobile—0.7%
American Automobile Receivables Trust 3.360%, 02/18/25	970,000	993,537
American Credit Acceptance Receivables Trust 3.540%, 03/13/23 (144A)	250,000	252,041
3.700%, 07/10/24 (144A)	333,000	336,421
Avis Budget Rental Car Funding AESOP LLC 4.000%, 03/20/25 (144A)	500,000	528,232
Carmax Auto Owner Trust 3.360%, 09/15/23	185,000	189,251
Carnow Auto Receivables Trust 3.610%, 10/15/21 (144A) (e)	253,422	253,949
4.260%, 09/15/23 (144A) (e)	400,000	405,386
CPS Auto Receivables Trust 3.420%, 08/16/21 (144A)	158,805	158,935
Credit Acceptance Auto Loan Trust 2.150%, 04/15/24 (144A)	96,685	96,626
2.560%, 10/15/25 (144A)	225,622	225,622
3.330%, 02/15/28 (144A)	700,000	714,929
Drive Auto Receivables Trust 3.660%, 11/15/24	236,000	239,216
3.720%, 09/16/24	227,000	229,492
3.780%, 04/15/25	565,000	576,259
3.810%, 05/15/24	250,000	254,388
3.990%, 01/15/25	250,000	257,369
4.090%, 01/15/26	250,000	256,829
4.090%, 06/15/26	125,000	129,337
DT Auto Owner Trust 2019-1 3.610%, 11/15/24 (144A)	730,000	742,114
Exeter Automobile Receivables Trust 3.640%, 11/15/22 (144A)	78,000	78,912
3.950%, 12/15/22 (144A)	220,000	223,107

Asset-Backed - Automobile—(Continued)
Flagship Credit Auto Trust 3.790%, 12/16/24 (144A)	203,000	$208,597
4.080%, 02/18/25 (144A)	625,000	645,971
4.110%, 10/15/24 (144A)	500,000	518,330
Ford Credit Auto Owner Trust 3.240%, 04/15/23	305,000	311,003
Fort Credit LLC 6.197%, 12/21/23 (144A) (e)	790,000	794,421
GLS Auto Receivables Trust 3.250%, 04/18/22 (144A)	115,636	115,917
3.370%, 01/17/23 (144A)	259,072	261,215
Hertz Vehicle Financing II L.P. 2.960%, 10/25/21 (144A)	300,000	301,490
3.710%, 03/25/23 (144A)	570,000	584,914
Nissan Auto Lease Trust 3.250%, 09/15/21	220,000	222,891
Santander Drive Auto Receivables Trust 3.190%, 03/15/22	155,000	155,751
Sonoran Auto Receivables Trust 4.750%, 06/15/25	859,065	874,871
Tesla Auto Lease Trust 3.710%, 08/20/21 (144A)	508,152	515,704
Tricolor Auto Securitization Trust 3.960%, 10/15/21 (144A) (e)	294,477	295,996
United Auto Credit Securitization Trust 2.760%, 10/13/20 (144A)	103,683	103,670
3.780%, 05/10/23 (144A)	240,000	241,728
U.S. Auto Funding LLC 3.990%, 12/15/22 (144A)	500,000	507,892
5.500%, 07/15/23 (144A)	173,156	177,114
Veros Automobile Receivables Trust 2.840%, 04/17/23 (144A)	111,011	110,943

		14,090,370

Asset-Backed - Credit Card—0.1%
Synchrony Card Issuance Trust 2.950%, 03/15/25	743,000	758,929
3.380%, 09/15/24	150,000	153,897
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	375,000	384,378

		1,297,204

Asset-Backed - Other—1.0%
American Homes 4 Rent Trust 3.786%, 10/17/36 (144A)	188,818	197,629
4.691%, 10/17/52 (144A)	100,000	108,192
4.705%, 10/17/36 (144A)	100,000	107,470
Ascentium Equipment Receivables Trust 3.510%, 04/10/24 (144A)	290,000	298,009
B2R Mortgage Trust 2.567%, 06/15/49 (144A)	126,526	125,901
3.336%, 11/15/48 (144A)	113,959	114,061

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-27

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Business Jet Securities LLC 4.335%, 02/15/33 (144A)	327,896	$331,360
4.447%, 06/15/33 (144A)	408,601	414,505
5.437%, 06/15/33 (144A)	295,576	298,973
BXG Receivables Note Trust 2018-A 4.440%, 02/02/34 (144A)	698,336	719,988
CoreVest American Finance Trust 2.968%, 10/15/49 (144A)	678,143	681,808
Corevest American Finance Trust 3.880%, 03/15/52 (144A)	320,000	330,262
CSMA 2.000%, 04/25/23 (g) (k)	901,523	901,097
Diamond Resorts Owner Trust 4.190%, 01/21/31 (144A)	236,419	239,378
Foundation Finance Trust 2019-1 3.860%, 11/15/34 (144A)	278,152	281,271
Freedom Financial Network LLC 3.610%, 07/18/24 (144A)	298,858	300,451
3.990%, 10/20/25 (144A)	600,091	605,979
Kabbage Funding LLC 3.825%, 03/15/24 (144A)	600,000	608,387
Lendmark Funding Trust 2.830%, 12/22/25 (144A)	420,275	419,116
3.380%, 05/20/26 (144A)	819,000	825,773
4.230%, 04/20/27 (144A)	709,000	735,665
4.480%, 04/20/27 (144A)	500,000	525,013
Lendmark Funding Trust 2019-1 3.900%, 12/20/27 (144A)	600,000	599,272
Mariner Finance Issuance Trust 3.620%, 02/20/29 (144A)	365,402	366,453
4.200%, 11/20/30 (144A)	1,000,000	1,027,181
Ocwen Master Advance Receivables Trust 3.942%, 08/15/50 (144A)	300,000	303,057
4.532%, 08/15/50 (144A)	235,000	237,720
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	340,000	345,792
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	601,000	616,279
Orange Lake Timeshare Trust 3.610%, 04/09/38 (144A)	972,202	985,706
Progress Residential Trust 2.768%, 08/17/34 (144A)	219,296	220,639
3.255%, 03/17/35 (144A)	100,000	101,122
3.395%, 12/17/34 (144A)	300,000	303,389
3.712%, 08/17/35 (144A)	500,000	512,881
4.040%, 08/17/35 (144A)	389,000	399,982
4.427%, 10/17/35 (144A)	349,000	363,398
4.466%, 08/17/35 (144A)	850,000	881,099
4.656%, 08/17/35 (144A)	258,000	267,343
Prosper Marketplace Issuance Trust 3.540%, 04/15/25 (144A)	598,675	601,395
Regional Management Issuance Trust 3.830%, 07/15/27 (144A)	1,165,000	1,172,625
Spirit Master Funding LLC 5.740%, 03/20/42 (144A)	692,263	721,262

Asset-Backed - Other—(Continued)
Trafigura Securitisation Finance plc 3.730%, 03/15/22 (144A)	422,222	431,065
Tricon American Homes Trust 2.716%, 09/17/34 (144A)	204,499	204,781
Upgrade Receivables Trust 3.480%, 03/15/25 (144A)	839,286	842,723
3.760%, 11/15/24 (144A)	94,731	95,183
Verizon Owner Trust 1.920%, 12/20/21 (144A)	150,000	149,701
3.230%, 04/20/23	180,000	183,445
VOLT LXVII LLC 4.375%, 06/25/48 (144A) (f)	143,416	144,464
VOLT LXXII LLC 4.213%, 10/26/48 (144A) (f)	260,573	262,191
VOLT LXXIII LLC 4.458%, 10/25/48 (144A) (f)	457,455	461,731
VOLT LXXIV LLC 4.581%, 11/25/48 (144A) (f)	435,488	442,008
VOLT LXXV LLC 4.336%, 01/25/49 (144A) (f)	323,525	327,887

		22,742,062

Total Asset-Backed Securities (Cost $37,391,584)		38,129,636

Convertible Preferred Stocks—1.1%

Banks—0.9%
Wells Fargo & Co., Series L 7.500%	13,122	17,901,032

Diversified Financial Services—0.1%
AMG Capital Trust II 5.150%, 10/15/37 (e)	44,178	2,160,304

Machinery—0.1%
Stanley Black & Decker, Inc. 5.375%, 05/15/20 (b)	29,159	2,948,850

Total Convertible Preferred Stocks (Cost $21,249,259)		23,010,186

Mortgage-Backed Securities—0.4%

Collateralized Mortgage Obligations—0.3%
Antler Mortgage Trust 4.335%, 07/25/22 (144A)	362,000	364,291
Headlands Residential LLC 3.967%, 06/25/24 (144A) (e)	610,000	609,999
Seasoned Credit Risk Transfer Trust 3.500%, 03/25/58	1,410,001	1,460,634
3.500%, 07/25/58	705,921	720,223

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-28

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Seasoned Loans Structured Transaction 3.500%, 06/25/28	1,805,145	$1,877,333
3.500%, 11/25/28	1,872,247	1,950,369

		6,982,849

Commercial Mortgage-Backed Securities—0.1%
Arivo Funding, LLC 5.165%, 09/15/19 (e)	289,158	289,158
CSMC Trust 3.953%, 09/15/37 (144A)	210,000	222,641
GS Mortgage Securities Trust 2015-590M 3.932%, 10/10/35 (144A) (d)	440,000	450,754
One Lincon Street Commercial Mortgage 5.724%, 10/15/30 (144A) (d)	1,200,000	1,334,935

		2,297,488

Total Mortgage-Backed Securities (Cost $8,983,106)		9,280,337

Preferred Stock—0.1%

Household Products—0.1%
Henkel AG & Co. KGaA (Cost $1,449,626)	12,083	1,182,594

Rights—0.0%

Construction & Engineering—0.0%
ACS Actividades de Construccion y Servicios S.A., Expires 07/11/19 (a) (e)	44,387	69,652

Oil, Gas & Consumable Fuels—0.0%
Repsol S.A., Expires 07/09/19 (a) (e)	35,060	19,447

Total Rights (Cost $93,031)		89,099

Short-Term Investments—12.9%

Repurchase Agreement—11.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $239,281,592; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 2.000%, due 12/31/21 - 01/15/22, and an aggregate market value of $244,048,164.	239,257,666	239,257,666

U.S. Treasury—1.5%
U.S. Treasury Bills 2.345%, 11/07/19 (h) (i)	26,000,000	25,808,776
2.366%, 03/26/20 (h) (j)	475,000	468,069
2.371%, 08/08/19 (h) (j)	4,709,000	4,698,860

		30,975,705

Total Short-Term Investments (Cost $270,203,008)		270,233,371

Securities Lending Reinvestments (c)—3.6%
Security Description	Principal Amount*	Value

Certificates of Deposit—1.6%
Banco Santander S.A. 2.590%, 07/16/19	2,000,000	2,000,258
Bank of Montreal (Chicago) 2.751%, 1M LIBOR + 0.330%, 08/06/19 (d)	1,000,000	1,000,287
Bank of Nova Scotia 2.564%, 1M LIBOR + 0.170%, 05/15/20 (d)	2,000,000	1,999,816
Barclays Bank plc 2.950%, 08/02/19	2,000,000	2,001,052
Canadian Imperial Bank of Commerce 2.644%, 1M LIBOR + 0.250%, 10/15/19 (d)	2,000,000	2,000,658
2.660%, 1M LIBOR + 0.270%, 07/19/19 (d)	1,000,000	1,000,088
Chiba Bank, Ltd. 2.400%, 09/19/19	2,000,000	2,000,040
2.450%, 08/12/19	2,000,000	2,000,316
China Construction Bank Corp. 2.630%, 08/30/19	1,000,000	1,000,304
Commonwealth Bank of Australia 2.621%, 1M LIBOR + 0.210%, 09/13/19 (d)	1,500,000	1,500,480
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (d)	1,000,000	1,000,506
Credit Industriel et Commercial Zero Coupon, 08/01/19	985,416	997,790
HSBC Bank USA, N.A. 2.565%, 3M LIBOR + 0.000%, 08/05/19 (d)	2,000,000	1,999,840
Industrial & Commercial Bank of China, Ltd. 2.620%, 09/03/19	1,000,000	1,000,158
2.670%, 07/25/19	1,000,000	1,000,194
2.670%, 08/01/19	1,000,000	1,000,216
KBC Bank NV Zero Coupon, 07/10/19	1,989,266	1,998,940
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 08/09/19	993,475	997,270
MUFG Bank Ltd. 2.574%, 1M LIBOR + 0.170%, 02/24/20 (d)	1,000,000	1,000,003
Societe Generale 2.663%, 1M LIBOR + 0.280%, 06/19/20 (d)	1,000,000	999,990
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (d)	2,000,000	2,000,270
Wells Fargo Bank N.A. 2.721%, 3M LIBOR + 0.140%, 07/11/19 (d)	4,000,000	3,999,806

		34,498,282

Commercial Paper—0.7%
Bank of China, Ltd. 2.640%, 09/09/19	993,400	994,724
2.670%, 07/16/19	1,986,650	1,997,406
China Construction Bank Corp. 2.620%, 09/03/19	993,304	995,219
2.650%, 07/26/19	993,522	997,983
2.660%, 07/19/19	993,202	998,485
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (d)	1,000,000	1,000,199
Industrial & Commercial Bank of China, Ltd. 2.610%, 08/20/19	993,330	996,306

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-29

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (d)	1,000,000	$1,000,253
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	1,972,194	1,994,868
Sheffield Receivables Co. 2.600%, SOFR + 0.180%, 12/03/19 (d)	1,000,000	999,995
Societe Generale 2.812%, 3M LIBOR + 0.410%, 12/18/19 (d)	1,001,774	1,001,898
Starbird Funding Corp. 2.600%, 07/01/19	999,802	999,795
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (d)	1,000,000	1,000,975

		14,978,106

Repurchase Agreements—1.3%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $86,266; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $87,975.	86,249	86,249
BofA Securities, Inc.
Repurchase Agreement dated 06/28/19 at 2.460%, due on 07/01/19 with a maturity value of $5,001,025; collateralized by various Common Stock with an aggregate market value of $5,500,002.	5,000,000	5,000,000
Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $1,913,941; collateralized by various Common Stock with an aggregate market value of $2,090,000.	1,900,000	1,900,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $3,023,265; collateralized by various Common Stock with an aggregate market value of $3,300,817.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $501,317; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $2,900,628; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $2,958,001.	2,900,000	2,900,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $400,092; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $408,002.	400,000	400,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $1,800,380; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $1,843,264.	1,800,000	1,800,000
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $5,002,489; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $5,471,560.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $2,000,412; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,155,136.	2,000,000	2,000,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $3,700,762; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $3,987,002.	3,700,000	3,700,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $2,000,972; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,155,136.	2,000,000	2,000,000

		28,286,249

Total Securities Lending Reinvestments (Cost $77,757,178)		77,762,637

Total Investments—98.0% (Cost $1,942,869,650)		2,062,853,844
Other assets and liabilities (net)—2.0%		41,189,487

Net Assets—100.0%		$2,104,043,331

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $77,263,681 and the collateral received consisted of cash in the amount of $77,681,586 and non-cash collateral with a value of $3,268,145. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-30

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2019, the market value of restricted securities was $4,898,312, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	The rate shown represents current yield to maturity.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2019, the market value of securities pledged was $23,359,920.
(j)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2019, the market value of securities pledged was $5,033,663.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2019, these securities represent 0.1% of net assets.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $112,700,445, which is 5.4% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
ACS Actividades de Construccion y Servicios S.A.	06/24/19	44,387	$73,188	$69,652
AMG Capital Trust II, 5.150%, 10/15/37	06/21/19	44,178	2,148,155	2,160,304
Arivo Funding, LLC, 5.165%, 09/15/19	09/21/18 - 03/15/19	289,158	289,158	289,158
Carnow Auto Receivables Trust, 3.610%, 10/15/21	11/14/18	253,422	253,410	253,949
Carnow Auto Receivables Trust, 4.260%, 09/15/23	11/14/18	400,000	399,959	405,386
Fort Credit LLC, 6.197%, 12/21/23	11/28/18	790,000	790,000	794,421
Headlands Residential LLC, 3.967%, 06/25/24	06/27/19	610,000	609,999	609,999
Repsol S.A.	06/17/19	35,060	19,843	19,447
Tricolor Auto Securitization Trust, 3.960%, 10/15/21	11/15/18	294,477	294,465	295,996

				$4,898,312

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,963,615	CBNA	07/29/19	USD	2,218,221	$19,605
EUR	287,201	SSBT	07/29/19	USD	324,538	2,769
EUR	341,527	SSBT	07/29/19	USD	387,561	1,659
EUR	721,223	SSBT	07/29/19	USD	810,832	11,107
EUR	1,091,856	TDB	07/29/19	USD	1,225,410	18,920
EUR	8,361,473	TDB	07/29/19	USD	9,552,741	(23,619)
GBP	1,612,033	CBNA	07/29/19	USD	2,056,457	(6,473)

Contracts to Deliver
CHF	9,555,246	RBC	07/29/19	USD	9,465,992	(347,278)
CHF	2,062,344	SSBT	07/29/19	USD	2,114,184	(3,851)
CHF	1,186,115	SSBT	07/29/19	USD	1,174,136	(44,008)
EUR	130,364,699	SSBT	07/29/19	USD	147,357,308	(1,212,329)
GBP	6,118,377	TDB	07/29/19	USD	7,959,078	178,487
JPY	4,006,714,294	RBC	07/29/19	USD	36,092,948	(1,147,813)
SGD	6,882,187	SSBT	07/29/19	USD	5,072,494	(16,720)

Net Unrealized Depreciation						$(2,569,544)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-31

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/16/19	431	AUD	61,913,206	$541,801
Brent Crude Oil Futures	09/30/19	114	USD	7,303,980	(431,155)
Coffee ‘C’ Futures	12/18/19	53	USD	2,246,869	326,784
Copper Futures	12/27/19	98	USD	6,665,225	(159,506)
Corn Futures	12/13/19	267	USD	5,760,525	763,175
Cotton No. 2 Futures	12/06/19	37	USD	1,222,480	(151,056)
Euro STOXX 50 Index Futures	09/20/19	94	EUR	3,258,040	20,469
FTSE 100 Index Futures	09/20/19	26	GBP	1,915,940	(2,330)
Gold 100 oz. Futures	12/27/19	83	USD	11,828,330	818,993
LME Nickel Futures	07/17/19	39	USD	2,957,760	217,151
LME Nickel Futures	09/18/19	39	USD	2,972,970	(65,287)
LME Nickel Futures	11/18/19	36	USD	2,747,520	153,899
LME Primary Aluminums	07/17/19	91	USD	4,054,619	(261,056)
LME Primary Aluminums	09/18/19	91	USD	4,095,569	(176,313)
LME Primary Aluminums	11/20/19	81	USD	3,676,894	(37,969)
LME Zinc Futures	07/17/19	51	USD	3,244,875	93,877
LME Zinc Futures	09/18/19	51	USD	3,188,775	(254,835)
LME Zinc Futures	11/20/19	46	USD	2,862,350	(117,151)
Lean Hogs Futures	10/14/19	34	USD	963,560	(245,390)
Lean Hogs Futures	12/13/19	35	USD	996,100	(74,413)
Live Cattle Futures	12/31/19	70	USD	3,087,000	(70,206)
Low Sulphur Gas Oil Futures	09/12/19	43	USD	2,582,150	150,443
MSCI EAFE Index Mini Futures	09/20/19	115	USD	11,058,975	322,337
Natural Gas Futures	10/29/19	245	USD	5,877,550	(240,730)
New York Harbor ULSD Futures	10/31/19	25	USD	2,056,845	(124,806)
RBOB Gasoline Futures	10/31/19	38	USD	2,643,774	(94,265)
S&P 500 Index E-Mini Futures	09/20/19	1,833	USD	269,835,930	4,522,884
SPI 200 Index Futures	09/19/19	46	AUD	7,542,850	(17,818)
Silver Futures	12/27/19	43	USD	3,321,105	99,433
Soybean Futures	11/14/19	115	USD	5,307,250	(52,939)
Soybean Meal Futures	12/13/19	92	USD	2,970,680	86,209
Soybean Oil Futures	12/13/19	160	USD	2,767,680	(211,492)
Sugar No. 11 Futures	02/28/20	180	USD	2,731,680	(26,750)
TOPIX Index Futures	09/12/19	25	JPY	387,750,000	11,953
U.S. Treasury Long Bond Futures	09/19/19	389	USD	60,525,969	1,883,070
U.S. Treasury Note 10 Year Futures	09/19/19	26	USD	3,327,188	357
U.S. Treasury Note 2 Year Futures	09/30/19	81	USD	17,429,555	111,842
U.S. Treasury Ultra Long Bond Futures	09/19/19	56	USD	9,943,500	367,341
WTI Light Sweet Crude Oil Futures	10/21/19	70	USD	4,075,400	(52,643)
WTI Light Sweet Crude Oil Futures	12/18/19	68	USD	3,924,280	268,623
Wheat Futures	12/13/19	105	USD	2,827,125	452,565
Wheat Futures	12/13/19	40	USD	969,000	130,882

Futures Contracts—Short
Canada Government 10 Year Bond Futures	09/19/19	(365)	CAD	(52,169,450)	(750,361)
Euro STOXX 50 Index Futures	09/20/19	(593)	EUR	(20,553,380)	(125,402)
Euro-Bund Futures	09/06/19	(197)	EUR	(34,029,780)	(526,662)
Euro-Schatz 2 Year Futures	09/06/19	(122)	EUR	(13,698,770)	(23,040)
LME Nickel Futures	07/17/19	(39)	USD	(2,957,760)	67,157
LME Nickel Futures	09/18/19	(39)	USD	(2,972,970)	(169,828)
LME Primary Aluminums	07/17/19	(91)	USD	(4,054,619)	172,331
LME Primary Aluminums	09/18/19	(91)	USD	(4,095,569)	45,144
LME Zinc Futures	07/17/19	(51)	USD	(3,244,875)	226,158
LME Zinc Futures	09/18/19	(51)	USD	(3,188,775)	162,340
MSCI Emerging Markets Index Mini Futures	09/20/19	(315)	USD	(16,591,050)	(780,277)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-32

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	09/20/19	(142)	USD	(11,126,410)	$(275,768)
TOPIX Index Futures	09/12/19	(116)	JPY	(1,799,160,000)	(15,925)
U.S. Treasury Note 10 Year Futures	09/19/19	(112)	USD	(14,332,500)	(280,416)
U.S. Treasury Note 5 Year Futures	09/30/19	(72)	USD	(8,507,250)	(69,420)
U.S. Treasury Note Ultra 10 Year Futures	09/19/19	(78)	USD	(10,773,750)	(257,215)

Net Unrealized Appreciation					$5,874,794

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	1.920%	Semi-Annually	06/27/29	USD	180,000,000	$(939,834)	$(254,104)	$(685,730)
Pay	3M LIBOR	Quarterly	2.085%	Semi-Annually	06/11/29	USD	181,000,000	1,781,058	—	1,781,058
Pay	3M LIBOR	Quarterly	2.490%	Semi-Annually	04/09/29	USD	105,200,000	4,933,733	(51,411)	4,985,144
Pay	3M LIBOR	Quarterly	2.650%	Semi-Annually	02/12/29	USD	168,600,000	10,255,989	(100,826)	10,356,815

Totals								$16,030,946	$(406,341)	$16,437,287

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust
(TDB)—	Toronto Dominion Bank

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation
(GDR)—	Global Depositary Receipt

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-33

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,961,949	$4,299,885	$—	$9,261,834
Air Freight & Logistics	—	1,669,411	—	1,669,411
Airlines	2,863,201	1,936,525	—	4,799,726
Auto Components	631,111	4,845,632	—	5,476,743
Automobiles	1,944,596	14,990,766	—	16,935,362
Banks	53,558,691	42,189,297	—	95,747,988
Beverages	8,995,978	9,034,369	—	18,030,347
Biotechnology	5,212,389	906,045	—	6,118,434
Building Products	1,561,414	1,871,723	—	3,433,137
Capital Markets	10,207,360	9,689,901	—	19,897,261
Chemicals	3,506,851	9,079,241	—	12,586,092
Commercial Services & Supplies	2,423,938	1,940,970	—	4,364,908
Communications Equipment	2,021,022	399,744	—	2,420,766
Construction & Engineering	—	5,164,207	—	5,164,207
Construction Materials	2,420,686	2,836,236	—	5,256,922
Consumer Finance	3,694,276	—	—	3,694,276
Containers & Packaging	4,277,118	—	—	4,277,118
Distributors	231,294	155,597	—	386,891
Diversified Consumer Services	77,938	—	—	77,938
Diversified Financial Services	2,773,737	4,221,541	—	6,995,278
Diversified Telecommunication Services	2,733,042	9,070,864	—	11,803,906
Electric Utilities	8,062,933	10,954,412	—	19,017,345
Electrical Equipment	1,764,630	6,359,386	—	8,124,016
Electronic Equipment, Instruments & Components	2,541,332	5,278,608	—	7,819,940
Entertainment	5,704,496	4,001,051	—	9,705,547
Equity Real Estate Investment Trusts	7,882,416	3,091,171	—	10,973,587
Food & Staples Retailing	2,417,111	8,284,460	—	10,701,571
Food Products	1,980,466	14,039,415	—	16,019,881
Gas Utilities	—	2,021,478	—	2,021,478
Health Care Equipment & Supplies	6,519,030	866,218	—	7,385,248
Health Care Providers & Services	8,208,807	874,278	—	9,083,085
Health Care Technology	1,179,032	—	—	1,179,032
Hotels, Restaurants & Leisure	4,086,068	5,743,513	—	9,829,581
Household Durables	391,072	9,791,310	—	10,182,382
Household Products	2,974,217	509,700	—	3,483,917
Independent Power and Renewable Electricity Producers	—	333,516	—	333,516
Industrial Conglomerates	2,874,865	4,816,461	—	7,691,326
Insurance	9,394,821	41,170,948	—	50,565,769
Interactive Media & Services	11,305,634	7,609,567	—	18,915,201
Internet & Direct Marketing Retail	20,762,286	—	—	20,762,286
IT Services	18,498,023	11,964,668	—	30,462,691

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-34

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Products	$—	$894,710	$—	$894,710
Life Sciences Tools & Services	3,350,356	—	—	3,350,356
Machinery	7,709,359	7,468,658	—	15,178,017
Media	7,484,587	2,353,642	—	9,838,229
Metals & Mining	220,093	21,696,237	—	21,916,330
Multi-Utilities	812,911	5,692,335	—	6,505,246
Multiline Retail	3,194,048	3,444,533	—	6,638,581
Oil, Gas & Consumable Fuels	15,656,740	24,464,459	—	40,121,199
Paper & Forest Products	—	573,531	—	573,531
Personal Products	209,442	7,702,882	—	7,912,324
Pharmaceuticals	13,383,602	35,899,743	—	49,283,345
Professional Services	485,546	5,003,739	—	5,489,285
Real Estate Management & Development	1,217,503	4,559,211	—	5,776,714
Road & Rail	3,874,492	5,928,294	—	9,802,786
Semiconductors & Semiconductor Equipment	16,955,068	6,296,809	—	23,251,877
Software	21,901,889	4,953,116	—	26,855,005
Specialty Retail	13,331,629	3,223,065	—	16,554,694
Technology Hardware, Storage & Peripherals	14,869,779	3,267,609	—	18,137,388
Textiles, Apparel & Luxury Goods	1,919,669	8,397,538	—	10,317,207
Thrifts & Mortgage Finance	—	5,731,142	—	5,731,142
Tobacco	2,052,069	6,385,416	—	8,437,485
Trading Companies & Distributors	212,478	11,357,844	—	11,570,322
Transportation Infrastructure	—	1,029,836	—	1,029,836
Wireless Telecommunication Services	248,443	3,358,020	—	3,606,463
Total Common Stocks	359,733,533	441,694,483	—	801,428,016
Total Convertible Bonds*	—	361,324,097	—	361,324,097
Total Corporate Bonds & Notes*	—	302,266,176	—	302,266,176
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage - Backed	—	73,292,099	1,053,437	74,345,536
U.S. Treasury	—	103,802,159	—	103,802,159
Total U.S. Treasury & Government Agencies	—	177,094,258	1,053,437	178,147,695
Asset-Backed Securities
Asset-Backed - Automobile	—	14,090,370	—	14,090,370
Asset-Backed - Credit Card	—	1,297,204	—	1,297,204
Asset-Backed - Other	—	21,840,965	901,097	22,742,062
Total Asset-Backed Securities	—	37,228,539	901,097	38,129,636
Total Convertible Preferred Stocks*	23,010,186	—	—	23,010,186
Total Mortgage-Backed Securities*	—	9,280,337	—	9,280,337
Total Preferred Stock*	—	1,182,594	—	1,182,594
Total Rights*	89,099	—	—	89,099
Total Short-Term Investments*	—	270,233,371	—	270,233,371
Total Securities Lending Reinvestments*	—	77,762,637	—	77,762,637
Total Investments	$382,832,818	$1,678,066,492	$1,954,534	$2,062,853,844

Collateral for Securities Loaned (Liability)	$—	$(77,681,586)	$—	$(77,681,586)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$232,547	$—	$232,547
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,802,091)	—	(2,802,091)
Total Forward Contracts	$—	$(2,569,544)	$—	$(2,569,544)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$12,017,218	$—	$—	$12,017,218
Futures Contracts (Unrealized Depreciation)	(6,142,424)	—	—	(6,142,424)
Total Futures Contracts	$5,874,794	$—	$—	$5,874,794
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$17,123,017	$—	$17,123,017
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(685,730)	—	(685,730)
Total Centrally Cleared Swap Contracts	$—	$16,437,287	$—	$16,437,287

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2019 is not presented.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-35

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,823,596,178
Repurchase Agreement at value which equals cost	239,257,666
Cash	88,384,407
Cash denominated in foreign currencies (c)	11,593,027
Cash collateral for futures contracts	19,186,499
Unrealized appreciation on forward foreign currency exchange contracts	232,547
Receivable for:
Investments sold	2,208,215
Fund shares sold	548
Dividends and interest	7,333,995
Variation margin on centrally cleared swap contracts	2,453,151

Total Assets	2,194,246,233
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	2,802,091
Collateral for securities loaned	77,681,586
Payables for:
Investments purchased	5,701,750
Fund shares redeemed	1,131,735
Foreign taxes	226,086
Variation margin on futures contracts	32,511
Accrued Expenses:
Management fees	1,129,059
Distribution and service fees	426,350
Deferred trustees’ fees	190,185
Other expenses	881,549

Total Liabilities	90,202,902

Net Assets	$2,104,043,331

Net Assets Consist of:
Paid in surplus	$1,970,400,673
Distributable earnings (Accumulated losses) (d)	133,642,658

Net Assets	$2,104,043,331

Net Assets
Class B	$2,104,043,331
Capital Shares Outstanding*
Class B	181,338,200
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$11.60

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $1,703,611,984.
(b)	Includes securities loaned at value of $77,263,681.
(c)	Identified cost of cash denominated in foreign currencies was $11,552,478.
(d)	Includes foreign capital gains tax of $226,086.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$14,117,949
Interest (b)	13,627,279
Securities lending income	276,908

Total investment income	28,022,136
Expenses
Management fees	7,356,882
Administration fees	67,287
Custodian and accounting fees	329,351
Distribution and service fees—Class B	2,552,189
Audit and tax services	58,305
Legal	23,660
Trustees’ fees and expenses	31,323
Shareholder reporting	55,880
Insurance	7,398
Miscellaneous	24,956

Total expenses	10,507,231
Less management fee waiver	(597,219)

Net expenses	9,910,012

Net Investment Income	18,112,124

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	(4,773,919)
Futures contracts	(23,522,305)
Swap contracts	43,386,003
Foreign currency transactions	(421,646)
Forward foreign currency transactions	10,907,796

Net realized gain	25,575,929

Net change in unrealized appreciation (depreciation) on:
Investments (c)	156,486,326
Futures contracts	15,043,705
Swap contracts	(1,654,289)
Foreign currency transactions	(12,285)
Forward foreign currency transactions	(7,062,197)

Net change in unrealized appreciation	162,801,260

Net realized and unrealized gain	188,377,189

Net Increase in Net Assets From Operations	$206,489,313

(a)	Net of foreign withholding taxes of $1,073,721.
(b)	Net of foreign withholding taxes of $9,389.
(c)	Includes change in foreign capital gains tax of $(7,780).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-36

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$18,112,124	$32,828,334
Net realized gain (loss)	25,575,929	(10,210,301)
Net change in unrealized appreciation (depreciation)	162,801,260	(177,006,684)

Increase (decrease) in net assets from operations	206,489,313	(154,388,651)

From Distributions to Shareholders
Class B	(56,608,910)	(152,923,253)

Total distributions	(56,608,910)	(152,923,253)

Increase (decrease) in net assets from capital share transactions	(51,709,745)	188,325,947

Total increase (decrease) in net assets	98,170,658	(118,985,957)

Net Assets
Beginning of period	2,005,872,673	2,124,858,630

End of period	$2,104,043,331	$2,005,872,673

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	545,929	$6,133,135	4,549,075	$55,046,499
Shares issued through acquisition (a)	0	0	16,519,528	201,538,245
Reinvestments	4,987,569	56,608,910	13,320,841	152,923,253
Redemptions	(10,104,130)	(114,451,790)	(19,204,960)	(221,182,050)

Net increase (decrease)	(4,570,632)	$(51,709,745)	15,184,484	$188,325,947

Increase (decrease) derived from capital shares transactions		$(51,709,745)		$188,325,947

(a)	See Note 10 of the Notes to Consolidated Financial Statements

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-37

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.79		$12.45	$10.96	$11.07	$11.86	$11.58

Income (Loss) from Investment Operations
Net investment income (a)	0.10		0.18	0.15	0.14 (b)	0.12	0.13
Net realized and unrealized gain (loss)	1.03		(1.01)	1.64	0.18	(0.01)	0.66

Total income (loss) from investment operations	1.13		(0.83)	1.79	0.32	0.11	0.79

Less Distributions
Distributions from net investment income	(0.32)		(0.19)	(0.30)	(0.24)	(0.33)	(0.14)
Distributions from net realized capital gains	0.00		(0.64)	0.00	(0.19)	(0.57)	(0.37)

Total distributions	(0.32)		(0.83)	(0.30)	(0.43)	(0.90)	(0.51)

Net Asset Value, End of Period	$11.60		$10.79	$12.45	$10.96	$11.07	$11.86

Total Return (%) (c)	10.53	(d)	(7.19)	16.66	2.90	0.89	6.98

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	(e)	1.03	1.02	1.02	1.03	1.05
Net ratio of expenses to average net assets (%) (f)	0.97	(e)	0.96 (g)	0.97 (g)	0.98	0.99	1.00
Ratio of net investment income to average net assets (%)	1.77	(e)	1.53	1.32	1.26 (b)	1.06	1.09
Portfolio turnover rate (%)	27	(d)	89	68	38	52	45
Net assets, end of period (in millions)	$2,104.0		$2,005.9	$2,124.9	$1,936.8	$1,844.6	$1,648.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the years ended December 31, 2018 and 2017.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-38

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is JPMorgan Global Active Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—JPMorgan Global Active Allocation Portfolio, Ltd.

The Portfolio may invest up to 10% of its total assets in the JPMorgan Global Active Allocation Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary’s inception date is April 23, 2012 and it invests primarily in commodity derivatives, exchange-traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by J.P. Morgan Investment Management, Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2019, the Portfolio held $91,356,637 in the Subsidiary, representing 4.2% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for

BHFTI-39

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-40

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to merger adjustments and controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

BHFTI-41

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $ 239,257,666 which is reflected as repurchase agreement on the Consolidated Statement of Assets and Liabilities. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $28,286,249 which is included as part of investments at value on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits,

BHFTI-42

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Consolidated Schedule of Investments and the valuation techniques are described in Note 3. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Consolidated Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Consolidated Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(29,069,072)	$—	$—	$—	$(29,069,072)
Convertible Bonds	(36,486,836)	—	—	—	(36,486,836)
Convertible Preferred Stocks	(2,752,778)	—	—	—	(2,752,778)
Corporate Bonds & Notes	(8,772,712)	—	—	—	(8,772,712)
U.S. Treasury & Government Agencies	(600,188)	—	—	—	(600,188)
Total	$(77,681,586)	$—	$—	$—	$(77,681,586)
Total Borrowings	$(77,681,586)	$—	$—	$—	$(77,681,586)
Gross amount of recognized liabilities for securities lending transactions					$(77,681,586)

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to

BHFTI-43

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by

BHFTI-44

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$17,123,017	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$685,730
	Unrealized appreciation on futures contracts (b) (c)	2,904,411	Unrealized depreciation on futures contracts (b) (c)	1,907,114
Equity	Unrealized appreciation on futures contracts (b) (c)	4,877,643	Unrealized depreciation on futures contracts (b) (c)	1,217,520
Commodity	Unrealized appreciation on futures contracts (b) (c)	4,235,164	Unrealized depreciation on futures contracts (b) (c)	3,017,790
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	232,547	Unrealized depreciation on forward foreign currency exchange contracts	2,802,091

Total		$29,372,782		$9,630,245

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank N.A.	$19,605	$(6,473)	$—	$13,132
State Street Bank and Trust	15,535	(15,535)	—	—
Toronto Dominion Bank	197,407	(23,619)	—	173,788

	$232,547	$(45,627)	$—	$186,920

BHFTI-45

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Citibank N.A.	$6,473	$(6,473)	$—	$—
Royal Bank of Canada	1,495,091	—	—	1,495,091
State Street Bank and Trust	1,276,908	(15,535)	—	1,261,373
Toronto Dominion Bank	23,619	(23,619)	—	—

	$2,802,091	$(45,627)	$—	$2,756,464

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$10,907,796	$10,907,796
Futures contracts	1,766,443	(18,659,769)	(6,628,979)	—	(23,522,305)
Swap contracts	43,386,003	—	—	—	43,386,003

	$45,152,446	$(18,659,769)	$(6,628,979)	$10,907,796	$30,771,494

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(7,062,197)	$(7,062,197)
Futures contracts	2,049,826	3,294,401	9,699,478	—	15,043,705
Swap contracts	(1,654,289)	—	—	—	(1,654,289)

	$395,537	$3,294,401	$9,699,478	$(7,062,197)	$6,327,219

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$224,672,069
Futures contracts long	541,639,930
Futures contracts short	(290,458,702)
Swap contracts	646,033,333

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into

BHFTI-46

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$85,590,049	$373,199,415	$54,131,107	$436,644,351

BHFTI-47

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$7,356,882	0.800%	First $250 million
	0.750%	$250 million to $500 million
	0.720%	$500 million to $750 million
	0.700%	Over $750 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. J.P. Morgan Investment Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.125%	First $250 million
0.075%	$250 million to $500 million
0.045%	$500 million to $750 million
0.025%	$750 million to $1 billion
0.050%	$1 billion to $3 billion
0.075%	$3 billion to $5 billion
0.100%	Over $5 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee.

BHFTI-48

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,956,117,561

Gross unrealized appreciation	203,600,289
Gross unrealized depreciation	(77,546,920)

Net unrealized appreciation (depreciation)	$126,053,369

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$82,181,386	$51,163,096	$70,741,867	$—	$152,923,253	$51,163,096

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$56,132,781	$—	$(41,337,289)	$(30,603,314)	$(15,807,822)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had short-term accumulated capital losses of $30,603,314.

10. Acquisition

At the close of business on April 27, 2018, the Portfolio with Class B net assets of $2,067,964,255 acquired all the assets and liabilities of Allianz Global Investors Dynamic Multi-Asset Plus Portfolio of the Trust, (“Allianz Portfolio”).

The acquisition was accomplished by a tax-free exchange of 16,519,528 Class B shares of the Portfolio (valued at $ $201,538,245) for 18,581,911 Class B shares of Allianz Portfolio. Each shareholder of Allianz Portfolio received shares of the Portfolio with the same class designation and at the respective Class NAV, as determined at the close of business on April 27, 2018. The transaction was part of a restructuring designed to eliminate the offering of overlapping portfolios in the Brighthouse Financial, Inc. family of funds with similar investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts that are offered by affiliates of Brighthouse. Some of the investments held by Allianz Portfolio may have been purchased or sold prior to the acquisition for the purpose of complying with the anticipated investment policies or limitations of the Portfolio after the acquisition. If such purchases or sales occurred, the transaction costs were borne by Allianz Portfolio. All other costs associated with the merger were not borne by the shareholders of either portfolio.

Allianz Portfolio’s net assets on April 27, 2018, were $201,538,245 for Class B, including investments valued at $201,121,776 with a cost basis of $196,797,806. For financial reporting purposes, assets received, liabilities assumed and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received by the Portfolio from Allianz Portfolio was carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

BHFTI-49

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

The aggregate net assets of the Portfolio immediately after the acquisition were $2,269,502,500, which included $4,321,683 of acquired unrealized appreciation on investments and foreign currency transactions.

Assuming the acquisition had been completed on January 1, 2018, the Portfolio’s pro-forma results of operations for the period ended December 31, 2018 would be as follows:

Net Investment income	$33,790,162	(a)
Net realized and unrealized loss on investments	$(193,161,917	)(b)

Net decrease in net assets from operations	$(159,371,755)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Portfolio and the Allianz Portfolio that have been included in the Portfolio’s Consolidated Statement of Operations since April 30, 2018.

(a)	$32,828,334 net investment income as reported at December 31, 2018 plus $880,667 from Allianz Portfolio pre-merger net investment income, plus $3,269 in lower net advisory fees, plus $77,892 of pro-forma eliminated other expenses.
(b)	$23,254,280 unrealized depreciation included within distributable earnings (accumulated losses) at December 31, 2018 minus $168,546,363 pro-forma December 31, 2017 unrealized appreciation, plus $10,210,301 net realized losses as reported at December 31, 2018 plus $8,849,027 in net realized gain from Allianz Portfolio pre-merger.

BHFTI-50

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Managed by J.P. Morgan Investment Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the JPMorgan Small Cap Value Portfolio returned 11.42% and 11.29%, respectively. The Portfolio’s benchmark, the Russell 2000 Value Index1, returned 13.47%.

MARKET ENVIRONMENT / CONDITIONS

The S&P 500 Index had a strong but volatile first half of the year, posting an 18.54% return after an initial rise, a drawdown in May and a rebound in June. With all sectors in the green, the Information Technology and Real Estate sectors led the charge, increasing 27.04% and 23.23%, respectively. On the other hand, Health Care and Energy were the laggards, posting returns of 9.55% and 10.83%.

After 2018’s large S&P 500 Index price-earnings multiple contraction, from over 18 times at the year’s onset to 14 times by the year’s end, a considerable amount of risk and uncertainty became priced into the market. January’s recovery, therefore, suggested investors took into account the still relatively constructive economic and earnings backdrop. While consensus remains that the Federal Reserve will keep rates steady, alleviating some recessionary fears, volatility escalated in May with increased tensions surrounding tariffs between the U.S. and China, in addition to proposed U.S. tariffs on Mexico. Investors took risk off the table given new developments in the trade narrative and signs of slower economic growth globally, despite a still generally constructive earnings backdrop in the U.S. The numbers for June largely deviated from the increasingly downbeat environment of the previous few months. Driven mostly by increased hopes of a U.S.-China trade deal at the G20 Summit, the strong performance in equities provided both relief and hope to investors who piled back into the market and drove the S&P 500® to fresh highs during June.

Large-cap stocks as represented by the S&P 500 Index outperformed the small-cap Russell 2000 Index, returning 18.54% and 16.98%, respectively. Growth and value stocks moved higher in the first half of the year as well, with value underperforming growth. The Russell 3000 Value Index rose 16.05% and the Russell 3000 Growth Index increased 21.41%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

Stock selection in the Systems Hardware and Real Estate Investment Trust sectors hurt returns. Consolidated Communications and GameStop were the top two detractors. Within the Telecommunications sector, our overweight position in Consolidated Communications held back performance. Despite topping consensus estimates for its first-quarter report, shares of Consolidated Communications fell as the company announced the elimination of its quarterly dividend to focus on deleveraging the balance sheet. Within the retail sector, our overweight position in GameStop detracted. The company came under pressure early in the year following an announcement that management had terminated its efforts to sell the company due to the lack of acceptable financing for potential suitors. Despite this negative development, the company will continue to evaluate strategic routes to increase shareholder value via debt reduction, share buybacks, and/or direct reinvestment in the business. Shares tumbled further after the company posted mixed first-quarter earnings. Sales and comparable-store sales both declined on poor results across most segments, although accessories and collectibles showed growth.

Alternatively, stock selection in the Finance and Semiconductors sectors aided returns. Iovance Biotherapeutics and Sinclair Broadcast were the top two contributors. Within the Pharmaceutical sector, an overweight position in Iovance Biotherapeutics contributed to performance. Shares rallied after the company reported positive interim response rates from ongoing clinical trials for two drug candidates. Both experimental treatments use tumor-infiltrating lymphocytes (TIL) to harness an individual’s immune system in targeting and attacking cancer cells. Within the Media sector, an overweight position in Sinclair Broadcast also contributed to performance. Shares rallied after if it was announced the company will purchase 21 regional sports networks and Fox College Sports from Disney. The deal fared well with investors as it is expected to be highly accretive to free cash flow and further transform the company into the nation’s largest owner of broadcast television stations.

BHFTI-1

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Managed by J.P. Morgan Investment Management Inc.

Portfolio Manager Commentary*—(Continued)

From our proprietary attribution framework, during the period, the Alpha Model and Risk Factors detracted from performance, while stock-specific impacts and sector selection contributed to performance. From a factor perspective, valuation and earnings quality detracted from performance, while capital deployment modestly added to performance.

Futures contracts are utilized to effectively gain targeted equity exposure from cash positions.

As of June 30, 2019, our largest relative sector overweights were in the Software and Services and Systems Hardware sectors, and our largest relative underweights were in the Consumer Cyclical and Finance sectors.

Dennis Ruhl

Phil Hart

Portfolio Managers

J.P. Morgan Investment Management Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
JPMorgan Small Cap Value Portfolio
Class A	11.42	-9.12	4.04	10.25
Class B	11.29	-9.35	3.79	9.98
Russell 2000 Value Index	13.47	-6.24	5.39	12.40

1 The Russell 2000 Value Index is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Tech Data Corp.	1.4
Delek U.S. Holdings, Inc.	1.3
Washington Federal, Inc.	1.3
Trustmark Corp.	1.2
Westamerica Bancorp	1.1
KB Home	1.1
Sunstone Hotel Investors, Inc.	1.1
EMCOR Group, Inc.	1.1
United Bankshares, Inc.	1.1
Allscripts Healthcare Solutions, Inc.	1.0

Top Sectors

% of Net Assets
Financials	26.6
Industrials	14.0
Real Estate	10.5
Consumer Discretionary	10.0
Information Technology	9.3
Energy	7.1
Health Care	6.0
Utilities	5.7
Materials	3.4
Communication Services	2.4

BHFTI-3

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

JPMorgan Small Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.75%	$1,000.00	$1,114.20	$3.93
	Hypothetical*	0.75%	$1,000.00	$1,021.08	$3.76

Class B (a)	Actual	1.00%	$1,000.00	$1,112.90	$5.24
	Hypothetical*	1.00%	$1,000.00	$1,019.84	$5.01

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Moog, Inc. - Class A	23,800	$2,227,918

Air Freight & Logistics—0.5%
Echo Global Logistics, Inc. (a)	102,100	2,130,827

Auto Components—0.9%
Adient plc	39,900	968,373
Cooper-Standard Holdings, Inc. (a)	2,200	100,804
Gentherm, Inc. (a)	35,100	1,468,233
Stoneridge, Inc. (a)	42,800	1,350,340
Tower International, Inc.	18,600	362,700

		4,250,450

Banks—16.9%
1st Source Corp.	29,991	1,391,582
American National Bankshares, Inc.	1,700	65,875
Atlantic Union Bankshares Corp.	2,300	81,259
BancFirst Corp.	34,800	1,936,968
BancorpSouth Bank	21,500	624,360
BankFinancial Corp.	62,485	874,165
Banner Corp.	11,500	622,725
Brookline Bancorp, Inc.	30,300	466,014
Bryn Mawr Bank Corp.	8,600	320,952
Cadence BanCorp	4,400	91,520
Cathay General Bancorp	57,200	2,054,052
Central Pacific Financial Corp.	124,101	3,718,066
Central Valley Community Bancorp	6,700	143,849
Century Bancorp, Inc. - Class A	1,100	96,690
Citizens & Northern Corp.	5,400	142,182
City Holding Co. (b)	31,209	2,379,998
Columbia Banking System, Inc.	40,500	1,465,290
Community Bank System, Inc. (b)	37,600	2,475,584
Community Trust Bancorp, Inc.	33,916	1,434,308
East West Bancorp, Inc.	3,128	146,297
Enterprise Financial Services Corp.	58,700	2,441,920
Financial Institutions, Inc.	19,299	562,566
First BanCorp	335,700	3,706,128
First Bancorp	8,400	305,928
First Citizens BancShares, Inc. - Class A	2,300	1,035,621
First Commonwealth Financial Corp.	260,800	3,512,976
First Community Bancshares, Inc.	16,700	563,792
First Financial Corp. (b)	5,700	228,912
First Hawaiian, Inc.	26,200	677,794
First Interstate BancSystem, Inc. - Class A	27,422	1,086,185
Flushing Financial Corp.	40,500	899,100
Glacier Bancorp, Inc.	58,800	2,384,340
Great Southern Bancorp, Inc.	10,200	610,470
Great Western Bancorp, Inc.	28,400	1,014,448
Hancock Whitney Corp.	7,200	288,432
Home BancShares, Inc.	106,500	2,051,190
Hope Bancorp, Inc.	177,829	2,450,484
Independent Bank Corp.	15,200	331,208
Investors Bancorp, Inc. (b)	269,800	3,008,270
Lakeland Financial Corp. (b)	11,600	543,228
Mercantile Bank Corp.	5,300	172,674
OFG Bancorp	70,345	1,672,101

Banks—(Continued)
Preferred Bank	4,900	231,525
Republic Bancorp, Inc. - Class A	5,400	268,650
S&T Bancorp, Inc. (b)	6,100	228,628
South State Corp.	45,800	3,374,086
Stock Yards Bancorp, Inc.	5,300	191,595
Tompkins Financial Corp.	6,159	502,574
TriState Capital Holdings, Inc. (a)	7,100	151,514
Trustmark Corp. (b)	166,000	5,519,500
UMB Financial Corp.	61,700	4,061,094
Umpqua Holdings Corp.	163,561	2,713,477
United Bankshares, Inc. (b)	135,700	5,033,113
Washington Trust Bancorp, Inc.	10,500	547,890
Webster Financial Corp.	31,000	1,480,870
West Bancorp, Inc.	3,570	75,755
Westamerica Bancorp (b)	87,400	5,384,714

		79,844,488

Biotechnology—1.8%
Acorda Therapeutics, Inc. (a)	9,200	70,564
Arcus Biosciences, Inc. (a) (b)	91,639	728,530
Enanta Pharmaceuticals, Inc. (a) (b)	9,700	818,486
Epizyme, Inc. (a)	83,000	1,041,650
Fate Therapeutics, Inc. (a)	48,100	976,430
Five Prime Therapeutics, Inc. (a)	44,600	268,938
Iovance Biotherapeutics, Inc. (a) (b)	79,900	1,959,148
Medicines Co. (The) (a) (b)	58,600	2,137,142
Tocagen, Inc. (a)	85,800	573,144

		8,574,032

Building Products—0.7%
Armstrong Flooring, Inc. (a)	39,300	387,105
Builders FirstSource, Inc. (a)	116,800	1,969,248
Masonite International Corp. (a)	19,100	1,006,188

		3,362,541

Capital Markets—1.0%
Associated Capital Group, Inc. - Class A (b)	900	33,660
BrightSphere Investment Group plc	42,700	487,207
Donnelley Financial Solutions, Inc. (a)	50,000	667,000
Oppenheimer Holdings, Inc. - Class A	4,109	111,847
Stifel Financial Corp.	54,800	3,236,488

		4,536,202

Chemicals—0.8%
FutureFuel Corp.	46,700	545,923
Minerals Technologies, Inc.	16,500	882,915
Trinseo S.A.	57,900	2,451,486

		3,880,324

Commercial Services & Supplies—1.9%
ABM Industries, Inc. (b)	77,400	3,096,000
ACCO Brands Corp.	376,300	2,961,481
Ennis, Inc.	23,100	474,012
Quad/Graphics, Inc. (b)	185,307	1,465,778

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
VSE Corp.	32,400	$929,556

		8,926,827

Communications Equipment—0.2%
Comtech Telecommunications Corp.	9,800	275,478
NetScout Systems, Inc. (a)	34,400	873,416

		1,148,894

Construction & Engineering—1.7%
EMCOR Group, Inc.	58,200	5,127,420
MYR Group, Inc. (a)	48,000	1,792,800
Sterling Construction Co., Inc. (a)	28,400	381,128
Tutor Perini Corp. (a) (b)	60,500	839,135

		8,140,483

Consumer Finance—0.3%
Nelnet, Inc. - Class A	25,100	1,486,422

Containers & Packaging—0.1%
Myers Industries, Inc.	15,100	290,977

Distributors—0.5%
Core-Mark Holding Co., Inc.	59,900	2,379,228
Weyco Group, Inc.	1,800	48,078

		2,427,306

Diversified Consumer Services—1.0%
Houghton Mifflin Harcourt Co. (a)	152,000	875,520
K12, Inc. (a)	121,800	3,703,938

		4,579,458

Diversified Financial Services—0.0%
Marlin Business Services Corp.	8,974	223,722

Diversified Telecommunication Services—0.4%
Consolidated Communications Holdings, Inc.	411,300	2,027,709

Electric Utilities—1.2%
IDACORP, Inc. (b)	4,300	431,849
Portland General Electric Co.	89,000	4,821,130
Spark Energy, Inc. - Class A (b)	26,000	290,940

		5,543,919

Electrical Equipment—0.3%
Bloom Energy Corp. - Class A (a) (b)	3,700	45,399
Powell Industries, Inc.	32,300	1,227,400

		1,272,799

Electronic Equipment, Instruments & Components—3.2%
Bel Fuse, Inc. - Class B	39,873	684,619
Benchmark Electronics, Inc.	146,900	3,690,128
Fabrinet (a)	31,500	1,564,605
Insight Enterprises, Inc. (a)	37,200	2,165,040
OSI Systems, Inc. (a)	3,200	360,416

Electronic Equipment, Instruments & Components—(Continued)
Tech Data Corp. (a) (b)	62,900	6,579,340

		15,044,148

Energy Equipment & Services—2.0%
C&J Energy Services, Inc. (a)	14,100	166,098
Dril-Quip, Inc. (a) (b)	73,100	3,508,800
FTS International, Inc. (a)	165,900	925,722
Keane Group, Inc. (a)	24,400	163,968
Matrix Service Co. (a)	108,900	2,206,314
SEACOR Holdings, Inc. (a)	48,200	2,289,982

		9,260,884

Entertainment—0.2%
AMC Entertainment Holdings, Inc. - Class A (b)	91,700	855,561

Equity Real Estate Investment Trusts—10.3%
Acadia Realty Trust	37,500	1,026,375
Alexander & Baldwin, Inc.	55,189	1,274,866
American Assets Trust, Inc.	94,100	4,433,992
Armada Hoffler Properties, Inc.	15,300	253,215
Ashford Hospitality Trust, Inc.	247,195	734,169
Braemar Hotels & Resorts, Inc.	81,500	806,850
Cedar Realty Trust, Inc.	75,800	200,870
City Office REIT, Inc.	13,300	159,467
CoreCivic, Inc.	21,700	450,492
CorEnergy Infrastructure Trust, Inc. (b)	21,809	864,945
CoreSite Realty Corp.	17,600	2,026,992
Cousins Properties, Inc.	61,750	2,233,497
DiamondRock Hospitality Co.	302,700	3,129,918
Easterly Government Properties, Inc.	75,400	1,365,494
First Industrial Realty Trust, Inc.	13,500	495,990
Franklin Street Properties Corp.	48,400	357,192
Geo Group, Inc. (The)	191,900	4,031,819
Getty Realty Corp.	40,329	1,240,520
Gladstone Commercial Corp.	20,200	428,644
Hersha Hospitality Trust	17,100	282,834
Highwoods Properties, Inc.	8,200	338,660
Hospitality Properties Trust	44,000	1,100,000
Industrial Logistics Properties Trust	10,049	209,220
Kite Realty Group Trust	33,600	508,368
Lexington Realty Trust	64,000	602,240
Mack-Cali Realty Corp. (b)	117,100	2,727,259
Pebblebrook Hotel Trust	113,954	3,211,224
Piedmont Office Realty Trust, Inc. - Class A	84,100	1,676,113
PotlatchDeltic Corp.	64,200	2,502,516
PS Business Parks, Inc.	11,800	1,988,654
RLJ Lodging Trust	23,457	416,127
Saul Centers, Inc.	3,300	185,229
STAG Industrial, Inc.	19,400	586,656
Sunstone Hotel Investors, Inc.	376,773	5,165,558
Uniti Group, Inc.	900	8,550
Urstadt Biddle Properties, Inc. - Class A	21,500	451,500
Washington Real Estate Investment Trust	2,500	66,825
Xenia Hotels & Resorts, Inc.	54,700	1,140,495

		48,683,335

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—0.1%
Grocery Outlet Holding Corp. (a)	11,700	$384,696
Rite Aid Corp. (a) (b)	15,792	126,494

		511,190

Food Products—1.0%
Darling Ingredients, Inc. (a)	29,400	584,766
Sanderson Farms, Inc.	28,700	3,919,272

		4,504,038

Gas Utilities—1.8%
Northwest Natural Holding Co.	37,000	2,571,500
ONE Gas, Inc.	9,000	812,700
Southwest Gas Holdings, Inc.	41,600	3,728,192
Spire, Inc.	19,339	1,622,929

		8,735,321

Health Care Equipment & Supplies—0.3%
Varex Imaging Corp. (a)	44,800	1,373,120

Health Care Providers & Services—2.1%
American Renal Associates Holdings, Inc. (a)	93,200	693,408
Cross Country Healthcare, Inc. (a)	63,800	598,444
Diplomat Pharmacy, Inc. (a)	218,800	1,332,492
Magellan Health, Inc. (a)	15,000	1,113,450
Owens & Minor, Inc. (b)	38,800	124,160
Patterson Cos., Inc. (b)	125,200	2,867,080
Triple-S Management Corp. - Class B (a)	142,100	3,389,085

		10,118,119

Health Care Technology—1.1%
Allscripts Healthcare Solutions, Inc. (a) (b)	414,900	4,825,287
Computer Programs & Systems, Inc.	8,400	233,436

		5,058,723

Hotels, Restaurants & Leisure—1.1%
Boyd Gaming Corp.	24,100	649,254
Brinker International, Inc.	111,500	4,387,525
Red Lion Hotels Corp. (a)	53,000	376,830

		5,413,609

Household Durables—2.9%
Helen of Troy, Ltd. (a)	7,700	1,005,543
KB Home	203,100	5,225,763
Meritage Homes Corp. (a)	17,300	888,182
Sonos, Inc. (a) (b)	213,200	2,417,688
TRI Pointe Group, Inc. (a) (b)	358,800	4,294,836

		13,832,012

Independent Power and Renewable Electricity Producers—1.1%
Atlantic Power Corp. (a)	531,900	1,287,198
Clearway Energy, Inc. - Class A	113,100	1,829,958
Clearway Energy, Inc. - Class C	129,600	2,185,056

		5,302,212

Insurance—2.7%
Ambac Financial Group, Inc. (a)	57,900	975,615
American Equity Investment Life Holding Co.	97,400	2,645,384
AMERISAFE, Inc.	26,600	1,696,282
Argo Group International Holdings, Ltd.	6,419	475,327
CNO Financial Group, Inc.	171,000	2,852,280
Global Indemnity, Ltd.	3,200	99,072
Hallmark Financial Services, Inc. (a)	20,221	287,745
Heritage Insurance Holdings, Inc.	80,000	1,232,800
Horace Mann Educators Corp.	6,111	246,212
MBIA, Inc. (a) (b)	160,200	1,491,462
Primerica, Inc.	3,100	371,845
Third Point Reinsurance, Ltd. (a)	58,100	599,592

		12,973,616

Internet & Direct Marketing Retail—0.6%
Liberty Expedia Holdings, Inc. - Class A (a)	33,600	1,605,744
Stamps.com, Inc. (a)	30,900	1,398,843

		3,004,587

IT Services—0.7%
KBR, Inc.	65,700	1,638,558
Perficient, Inc. (a)	27,800	954,096
Unisys Corp. (a)	50,000	486,000

		3,078,654

Machinery—1.9%
AGCO Corp.	26,300	2,040,091
Douglas Dynamics, Inc.	40,542	1,613,166
EnPro Industries, Inc.	5,700	363,888
Graham Corp.	7,100	143,491
Harsco Corp. (a)	21,800	598,192
Hurco Cos., Inc.	12,482	443,860
LB Foster Co. - Class A (a)	9,200	251,528
Wabash National Corp.	225,800	3,673,766

		9,127,982

Marine—0.1%
Costamare, Inc.	51,400	263,682

Media—1.8%
Gannett Co., Inc.	107,600	878,016
Hemisphere Media Group, Inc. (a)	80,700	1,042,644
New Media Investment Group, Inc. (b)	75,300	710,832
Sinclair Broadcast Group, Inc. - Class A	85,200	4,569,276
Tribune Publishing Co.	18,611	148,330
WideOpenWest, Inc. (a) (b)	136,100	988,086

		8,337,184

Metals & Mining—1.1%
Warrior Met Coal, Inc.	92,700	2,421,324
Worthington Industries, Inc.	64,600	2,600,796

		5,022,120

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—2.0%
AG Mortgage Investment Trust, Inc.	15,200	$241,680
ARMOUR Residential REIT, Inc.	73,900	1,377,496
Capstead Mortgage Corp.	189,058	1,578,634
Cherry Hill Mortgage Investment Corp.	69,200	1,107,200
Invesco Mortgage Capital, Inc.	165,900	2,674,308
Two Harbors Investment Corp.	189,345	2,399,001

		9,378,319

Multi-Utilities—1.4%
Avista Corp.	42,500	1,895,500
Black Hills Corp.	53,600	4,189,912
Unitil Corp.	5,900	353,351

		6,438,763

Oil, Gas & Consumable Fuels—5.2%
Arch Coal, Inc. - Class A (b)	50,400	4,748,184
CNX Resources Corp. (a)	91,900	671,789
Delek U.S. Holdings, Inc. (b)	157,400	6,377,848
Green Plains, Inc.	38,400	413,952
Gulfport Energy Corp. (a)	522,000	2,563,020
Midstates Petroleum Co., Inc. (a)	121,900	717,991
Peabody Energy Corp.	80,100	1,930,410
Renewable Energy Group, Inc. (a) (b)	101,000	1,601,860
REX American Resources Corp. (a)	34,000	2,478,600
W&T Offshore, Inc. (a)	353,700	1,754,352
Whiting Petroleum Corp. (a)	67,000	1,251,560

		24,509,566

Paper & Forest Products—1.4%
Boise Cascade Co.	28,900	812,379
Domtar Corp.	23,600	1,050,908
Louisiana-Pacific Corp.	58,000	1,520,760
Schweitzer-Mauduit International, Inc.	62,600	2,077,068
Verso Corp. - Class A (a)	71,300	1,358,265

		6,819,380

Pharmaceuticals—0.7%
Intra-Cellular Therapies, Inc. (a)	36,700	476,366
Lannett Co., Inc. (a) (b)	107,500	651,450
Mallinckrodt plc (a)	67,100	615,978
Prestige Consumer Healthcare, Inc. (a) (b)	44,900	1,422,432

		3,166,226

Professional Services—3.2%
Acacia Research Corp. (a)	130,600	386,576
Barrett Business Services, Inc.	30,160	2,491,216
FTI Consulting, Inc. (a)	47,700	3,999,168
Huron Consulting Group, Inc. (a)	51,500	2,594,570
Kelly Services, Inc. - Class A	20,800	544,752
Navigant Consulting, Inc.	160,000	3,710,400
TrueBlue, Inc. (a)	71,300	1,572,878

		15,299,560

Real Estate Management & Development—0.2%
Kennedy-Wilson Holdings, Inc.	54,900	1,129,293

Road & Rail—0.8%
ArcBest Corp.	102,300	2,875,653
Covenant Transportation Group, Inc. - Class A (a)	12,000	176,520
YRC Worldwide, Inc. (a)	193,824	781,111

		3,833,284

Semiconductors & Semiconductor Equipment—3.4%
Amkor Technology, Inc. (a)	206,900	1,543,474
Cirrus Logic, Inc. (a)	91,500	3,998,550
Cree, Inc. (a)	1,100	61,798
NeoPhotonics Corp. (a)	80,400	336,072
Rambus, Inc. (a)	380,400	4,580,016
Synaptics, Inc. (a) (b)	53,300	1,553,162
Veeco Instruments, Inc. (a)	113,200	1,383,304
Xperi Corp. (b)	135,900	2,798,181

		16,254,557

Software—1.8%
ACI Worldwide, Inc. (a)	69,600	2,390,064
Fair Isaac Corp. (a)	4,900	1,538,698
MicroStrategy, Inc. - Class A (a)	6,100	874,191
Synchronoss Technologies, Inc. (a)	42,800	338,548
TiVo Corp.	429,900	3,168,363

		8,309,864

Specialty Retail—2.2%
Abercrombie & Fitch Co. - Class A (b)	205,100	3,289,804
Barnes & Noble Education, Inc. (a)	148,700	499,632
Cato Corp. (The) - Class A	40,900	503,888
Chico’s FAS, Inc.	51,900	174,903
Conn’s, Inc. (a)	29,300	522,126
Express, Inc. (a)	152,500	416,325
Hibbett Sports, Inc. (a)	120,600	2,194,920
Murphy USA, Inc. (a)	9,200	773,076
Office Depot, Inc.	400,100	824,206
Sally Beauty Holdings, Inc. (a) (b)	9,500	126,730
Zumiez, Inc. (a)	38,100	994,410

		10,320,020

Textiles, Apparel & Luxury Goods—0.7%
Deckers Outdoor Corp. (a)	8,200	1,442,954
Fossil Group, Inc. (a) (b)	74,200	853,300
G-III Apparel Group, Ltd. (a)	8,100	238,302
Movado Group, Inc.	33,400	901,800

		3,436,356

Thrifts & Mortgage Finance—3.7%
Essent Group, Ltd. (a)	27,900	1,311,021
First Defiance Financial Corp.	19,000	542,830
Luther Burbank Corp.	17,100	186,219
Meridian Bancorp, Inc.	85,900	1,536,751
MGIC Investment Corp. (a)	157,500	2,069,550
Northfield Bancorp, Inc.	168,500	2,630,285

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—(Continued)
Oritani Financial Corp.	7,600	$134,824
Radian Group, Inc.	41,400	945,990
Territorial Bancorp, Inc.	4,400	135,960
United Community Financial Corp.	11,700	111,969
United Financial Bancorp, Inc.	26,800	380,024
Washington Federal, Inc.	173,000	6,042,890
Waterstone Financial, Inc.	24,500	417,970
WSFS Financial Corp.	23,362	964,851

		17,411,134

Tobacco—0.1%
Vector Group, Ltd.	57,494	560,567

Trading Companies & Distributors—2.4%
BMC Stock Holdings, Inc. (a)	61,200	1,297,440
DXP Enterprises, Inc. (a)	31,800	1,204,902
MRC Global, Inc. (a) (b)	162,000	2,773,440
NOW, Inc. (a) (b)	227,100	3,351,996
Titan Machinery, Inc. (a)	103,600	2,132,088
Veritiv Corp. (a)	33,300	646,686

		11,406,552

Water Utilities—0.2%
American States Water Co.	12,400	932,976

Total Common Stocks (Cost $430,061,583)		454,581,812

Short-Term Investment—3.9%

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $18,629,594; collateralized by U.S. Treasury Note at 2.000% due 12/31/21, with a market value of $19,001,299.	18,627,731	18,627,731

Total Short-Term Investments (Cost $18,627,731)		18,627,731

Securities Lending Reinvestments (c)—12.4%

Certificates of Deposit—6.6%
Bank of Montreal (Chicago) 2.751%, 1M LIBOR + 0.330%, 08/06/19 (d)	1,000,000	1,000,287
Barclays Bank plc 2.950%, 08/02/19	1,000,000	1,000,526
Canadian Imperial Bank of Commerce 2.660%, 1M LIBOR + 0.270%, 07/19/19 (d)	1,000,000	1,000,088
Commonwealth Bank of Australia 2.621%, 1M LIBOR + 0.210%, 09/13/19 (d)	2,000,000	2,000,640
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (d)	2,000,000	2,001,012

Certificates of Deposit—(Continued)
Credit Industriel et Commercial 2.600%, 1M LIBOR + 0.160%, 01/03/20 (d)	2,000,000	2,000,322
Industrial & Commercial Bank of China, Ltd. 2.670%, 07/25/19	1,000,000	1,000,194
KBC Bank NV Zero Coupon, 07/10/19	1,989,266	1,998,940
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 07/17/19	993,471	998,750
National Australia Bank, Ltd. 2.602%, 1M LIBOR + 0.190%, 04/08/20 (d)	1,000,000	1,000,230
Norinchukin Bank, New York Zero Coupon, 07/10/19	1,986,698	1,998,420
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	3,000,867
Sumitomo Mitsui Trust International, Ltd.
Zero Coupon, 10/17/19	986,758	992,890
Svenska Handelsbanken AB 2.702%, 1M LIBOR + 0.300%, 10/31/19 (d)	1,000,000	1,000,729
Toronto-Dominion Bank 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	3,001,068
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (d)	1,000,000	1,000,135
Wells Fargo Bank N.A.
2.721%, 3M LIBOR + 0.140%, 07/11/19 (d)	2,000,000	1,999,903
2.796%, 3M LIBOR + 0.210%, 10/25/19 (d)	1,000,000	1,000,793
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (d)	3,000,000	2,999,983

		30,995,777

Commercial Paper—3.5%
Agricultural Bank of China 2.610%, 08/13/19	993,330	996,675
Bank of China, Ltd.
2.640%, 09/09/19	993,400	994,724
2.670%, 07/16/19	1,986,650	1,997,406
China Construction Bank Corp.
2.650%, 07/26/19	993,522	997,983
2.660%, 07/19/19	993,202	998,485
2.685%, 07/03/19	1,986,575	1,999,276
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (d)	2,000,000	2,000,506
LMA S.A. & LMA Americas, Corp. 2.570%, 08/14/19	1,982,867	1,993,648
Royal Bank of Canada 2.757%, 3M LIBOR + 0.160%, 01/14/20 (d)	1,000,000	1,000,842
Starbird Funding Corp. 2.600%, 07/01/19	999,802	999,795
Toyota Motor Credit Corp. 2.620%, 08/29/19	1,480,678	1,493,918
Westpac Banking Corp. 2.630%, 3M LIBOR + 0.070%, 08/07/19 (d)	1,000,000	1,000,377

		16,473,635

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.3%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $465,693; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $474,916.	465,604	$465,604
BofA Securities, Inc.
Repurchase Agreement dated 06/28/19 at 2.460%, due on 07/01/19 with a maturity value of $2,000,410; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	2,000,000
Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $2,115,408; collateralized by various Common Stock with an aggregate market value of $2,310,000.	2,100,000	2,100,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $3,527,143; collateralized by various Common Stock with an aggregate market value of $3,850,953.	3,500,000	3,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $501,317; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $300,065; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $306,000.	300,000	300,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $43,840; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $44,707.	43,830	43,830
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $100,021; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $102,404.	100,000	100,000
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $500,103; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $538,784.	500,000	500,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $500,103; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $538,784.	500,000	500,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $1,000,486; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,077,568.	1,000,000	1,000,000

		11,009,434

Total Securities Lending Reinvestments (Cost $58,471,216)		58,478,846

Total Investments—112.5% (Cost $507,160,530)		531,688,389
Other assets and liabilities (net)—(12.5)%		(58,964,740)

Net Assets—100.0%		$472,723,649

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $57,577,232 and the collateral received consisted of cash in the amount of $58,375,652 and non-cash collateral with a value of $155,861. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
Russell 2000 Index E-Mini Futures	09/20/19	216	USD	16,924,680	$339,279

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$454,581,812	$—	$—	$454,581,812
Total Short-Term Investment*	—	18,627,731	—	18,627,731
Total Securities Lending Reinvestments*	—	58,478,846	—	58,478,846
Total Investments	$454,581,812	$77,106,577	$—	$531,688,389

Collateral for Securities Loaned (Liability)	$—	$(58,375,652)	$—	$(58,375,652)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$339,279	$—	$—	$339,279

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$531,688,389
Cash denominated in foreign currencies (c)	7,328
Cash collateral for futures contracts	844,000
Receivable for:
Investments sold	7,990,579
Fund shares sold	32,209
Dividends and interest	680,272
Variation margin on futures contracts	208,191

Total Assets	541,450,968
Liabilities
Due to custodian	82,749
Collateral for securities loaned	58,375,652
Payables for:
Investments purchased	9,694,534
Fund shares redeemed	8,856
Accrued Expenses:
Management fees	255,664
Distribution and service fees	5,824
Deferred trustees’ fees	138,821
Other expenses	165,219

Total Liabilities	68,727,319

Net Assets	$472,723,649

Net Assets Consist of:
Paid in surplus	$449,212,998
Distributable earnings (Accumulated losses)	23,510,651

Net Assets	$472,723,649

Net Assets
Class A	$443,388,035
Class B	29,335,614
Capital Shares Outstanding*
Class A	31,941,490
Class B	2,135,531
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.88
Class B	13.74

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $507,160,530.
(b)	Includes securities loaned at value of $57,577,232.
(c)	Identified cost of cash denominated in foreign currencies was $7,285.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$5,815,081
Interest	102,924
Securities lending income	173,149

Total investment income	6,091,154
Expenses
Management fees	1,826,513
Administration fees	15,322
Custodian and accounting fees	47,786
Distribution and service fees—Class B	36,935
Audit and tax services	30,411
Legal	22,502
Trustees’ fees and expenses	31,324
Shareholder reporting	17,443
Insurance	1,786
Miscellaneous	6,789

Total expenses	2,036,811
Less management fee waiver	(234,079)

Net expenses	1,802,732

Net Investment Income	4,288,422

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(6,093,207)
Futures contracts	1,282,276
Foreign currency transactions	(19)

Net realized loss	(4,810,950)

Net change in unrealized appreciation on:
Investments	48,168,606
Futures contracts	858,063
Foreign currency transactions	466

Net change in unrealized appreciation	49,027,135

Net realized and unrealized gain	44,216,185

Net Increase in Net Assets From Operations	$48,504,607

(a)	Net of foreign withholding taxes of $2,962.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$4,288,422	$6,731,925
Net realized gain (loss)	(4,810,950)	50,703,436
Net change in unrealized appreciation (depreciation)	49,027,135	(122,656,936)

Increase (decrease) in net assets from operations	48,504,607	(65,221,575)

From Distributions to Shareholders
Class A	(51,704,319)	(34,866,498)
Class B	(3,371,252)	(2,371,990)

Total distributions	(55,075,571)	(37,238,488)

Increase (decrease) in net assets from capital share transactions	54,014,466	(11,542,028)

Total increase (decrease) in net assets	47,443,502	(114,002,091)

Net Assets
Beginning of period	425,280,147	539,282,238

End of period	$472,723,649	$425,280,147

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	339,789	$5,449,099	1,163,005	$20,437,956
Reinvestments	3,841,331	51,704,319	1,983,305	34,866,498
Redemptions	(350,020)	(5,599,390)	(3,577,596)	(63,700,589)

Net increase (decrease)	3,831,100	$51,554,028	(431,286)	$(8,396,135)

Class B
Sales	82,190	$1,222,468	136,175	$2,183,800
Reinvestments	253,097	3,371,252	136,243	2,371,990
Redemptions	(138,375)	(2,133,282)	(446,188)	(7,701,683)

Net increase (decrease)	196,912	$2,460,438	(173,770)	$(3,145,893)

Increase (decrease) derived from capital shares transactions		$54,014,466		$(11,542,028)

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.16		$17.61	$18.11	$15.15	$18.09	$19.93

Income (Loss) from Investment Operations
Net investment income (a)	0.14		0.23	0.23	0.21	0.27	0.22
Net realized and unrealized gain (loss)	1.42		(2.40)	0.37	4.14	(1.42)	0.52

Total income (loss) from investment operations	1.56		(2.17)	0.60	4.35	(1.15)	0.74

Less Distributions
Distributions from net investment income	(0.22)		(0.24)	(0.24)	(0.30)	(0.24)	(0.22)
Distributions from net realized capital gains	(1.62)		(1.04)	(0.86)	(1.09)	(1.55)	(2.36)

Total distributions	(1.84)		(1.28)	(1.10)	(1.39)	(1.79)	(2.58)

Net Asset Value, End of Period	$13.88		$14.16	$17.61	$18.11	$15.15	$18.09

Total Return (%) (b)	11.42	(c)	(13.76)	3.62	30.86	(7.25)	4.66

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	(d)	0.84	0.84	0.83	0.82	0.82
Net ratio of expenses to average net assets (%) (e)	0.75	(d)	0.74	0.74	0.73	0.73	0.73
Ratio of net investment income to average net assets (%)	1.85	(d)	1.31	1.31	1.34	1.59	1.22
Portfolio turnover rate (%)	35	(c)	53	40	38	38	35
Net assets, end of period (in millions)	$443.4		$398.1	$502.5	$512.9	$528.3	$647.2

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.01		$17.42	$17.94	$15.02	$17.94	$19.79

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.18	0.18	0.17	0.22	0.18
Net realized and unrealized gain (loss)	1.40		(2.36)	0.36	4.10	(1.39)	0.50

Total income (loss) from investment operations	1.52		(2.18)	0.54	4.27	(1.17)	0.68

Less Distributions
Distributions from net investment income	(0.17)		(0.19)	(0.20)	(0.26)	(0.20)	(0.17)
Distributions from net realized capital gains	(1.62)		(1.04)	(0.86)	(1.09)	(1.55)	(2.36)

Total distributions	(1.79)		(1.23)	(1.06)	(1.35)	(1.75)	(2.53)

Net Asset Value, End of Period	$13.74		$14.01	$17.42	$17.94	$15.02	$17.94

Total Return (%) (b)	11.29	(c)	(13.91)	3.31	30.51	(7.43)	4.37

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.10	(d)	1.09	1.09	1.08	1.07	1.07
Net ratio of expenses to average net assets (%) (e)	1.00	(d)	0.99	0.99	0.98	0.98	0.98
Ratio of net investment income to average net assets (%)	1.59	(d)	1.05	1.05	1.10	1.34	1.00
Portfolio turnover rate (%)	35	(c)	53	40	38	38	35
Net assets, end of period (in millions)	$29.3		$27.2	$36.8	$38.5	$29.5	$32.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is JPMorgan Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-15

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-16

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans (currently, the federal funds rate plus 2%). This obligation is payable on demand to the Custodian. The Custodian has a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2019, the Portfolio had a payment of $82,749 due to the Custodian pursuant to the foregoing arrangement. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy at June 30, 2019. The Portfolio’s average overdraft advances during the six months ended June 30, 2019 were not significant.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $18,627,731. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $11,009,434. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-17

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$339,279

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$1,282,276

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$858,063

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$15,277,581

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities

BHFTI-18

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$161,342,721	$0	$156,898,146

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$1,826,513	0.800%	First $100 million
	0.775%	$100 million to $500 million
	0.750%	$500 million to $1 billion
	0.725%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. J.P. Morgan Investment Management Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-19

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.075%	First $50 million
0.125%	$50 million to $100 million
0.100%	$100 million to $500 million
0.075%	$500 million to $1 billion
0.050%	Over $1 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$508,490,670

Gross unrealized appreciation	61,680,729
Gross unrealized depreciation	(38,143,731)

Net unrealized appreciation (depreciation)	$23,536,998

BHFTI-20

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$6,846,435	$6,942,556	$30,392,053	$25,257,550	$37,238,488	$32,200,106

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$9,764,067	$45,412,955	$(24,971,450)	$—	$30,205,572

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-21

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Managed by Loomis, Sayles & Company, L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the Loomis Sayles Global Allocation Portfolio returned 19.05% and 18.86%, respectively. The Portfolio’s benchmarks, the MSCI World Index1 and the FTSE World Government Bond Index (WGBI)2, returned 16.98% and 5.38%, respectively. A blend of the MSCI World Index (60%) and the FTSE WGBI (40%) returned 12.39%.

MARKET ENVIRONMENT / CONDITIONS

In the first quarter of 2019, credit and equity markets saw a strong recovery as yield seeking investors returned to the fold. The Federal Reserve’s (the “Fed’s”) dovish pivot and reduced fears of a global recession significantly improved global risk appetite. However, the deterioration in U.S.-China trade negotiations and the threat of U.S. tariffs on Mexico and Europe weighed on risk assets during the second quarter. Volatility returned to the credit markets in May but spreads narrowed moderately in June as markets reacted positively to the Fed’s hints that it would take action to prolong the economic expansion.

Credit markets recovered during the first half of the year. The benchmark 10-year U.S. Treasury yield fell below 2% in mid-June, marking the first time it had reached that level since late 2016. The Fed kept its target rate on hold, but still kept the door open for a rate cut at its next meeting in late July. Global government bond yields saw a broad decline so far in 2019, given increased concerns about global economic growth while inflation remained mild.

Global equity markets posted double digit returns for the first half of 2019 (as measured by the MSCI World Index); while second quarter returns were more modest than the first quarter as mentioned above, the market overall saw significant gains. All sectors posted positive results, led by the Information Technology (“IT”) sector. The Industrials and Consumer Discretionary sectors also outperformed the broader market. Health Care posted the lowest return for the period.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The global equity portion of the Portfolio meaningfully outperformed the benchmark, the MSCI World Index, for the six-month period ended June 30, 2019. Relative performance was driven by strong security selection, particularly in the Health Care, Financials, and Consumer Discretionary sectors. All sectors contributed to relative results. The largest three individual contributors were Roper Technologies, Danaher, and Northrop Grumman.

Shares of Roper, a manufacturer and distributor of industrial equipment and software, rose steadily over the period as the company continued to execute on its business strategy. The company rated highly across our quality criteria; its management team successfully executed an acquisitive business model and focused on purchasing cash generative, asset-lite companies in niche industries. Shares of Danaher, a technology focused health care company, rose after the company announced its plan to acquire the Biopharma business of General Electric, a high growth market leader in the attractive end markets of bioprocessing and biopharma production. We held a favorable view on this transaction given Danaher’s expertise in these areas and its three-decade long track record of creating value for its investors through acquiring and integrating companies. We continued to view Danaher as one of the more attractive companies within our scenario-based valuation framework. Shares of Northrop Grumman, a global aerospace and defense technology company, rose over the period as first quarter results reported strong book-to-bill (ratio of orders taken to products shipped and bills sent). A healthy backlog has also driven optimism. Northrop rates highly across our quality metrics with a leading position in an increasingly attractive industry and a favorable business model with balanced exposure across contract type, customer, and product life cycle.

In fixed income, the Portfolio’s allocation to corporate credit sectors and issuers, including high yield bonds, were the main source of positive performance. Holdings in the Consumer Non-Cyclical and Cable, Wireless, and Wirelines sectors as well as issuers from the Health Care and Supermarkets sectors were particularly additive. Energy issuers, in particular, U.S. Independent and Midstream, also added value during the period. In high yield, U.S. holdings contributed to positive performance. Allocation to high yield credit also proved beneficial as risk appetite was fairly strong in the latter half of the second quarter.

In equities, there were no meaningful detractors from results over the period; all sectors contributed positively to relative return. Travelers Companies, a property and casualty company, and Reckitt Benckiser (United Kingdom), a multinational consumer goods company, detracted marginally. Both companies were sold out of the Portfolio in the first quarter. We eliminated the Portfolio’s position in Travelers as we felt there were more favorable risk/reward opportunities in other holdings. While the company has benefitted from an increase in revenue growth driven by improving auto and business insurance pricing, catastrophe losses have been elevated due partly to the California wildfires in the second half of 2018. We eliminated the Portfolio’s position in Reckitt Benckiser as our view on the company’s quality metrics and ability to grow intrinsic value was diminished following the unexpected retirement of long time CEO Rakesh Kapoor. In our view, Mr. Kapoor’s departure raises several questions regarding the future of the company, particularly as we do not see any desirable internal candidates and an external hire would put the company’s current culture and strategy at risk. Uncertainties around future strategy and the management change, along with ongoing operational issues, lowered our conviction in Reckitt and we decided to exit the position during the period.

From a duration and yield curve positioning perspective, the largest detractor resulted from allocations to duration in the Euro and yen-denominated markets. In both markets, our underweight to the middle and long end of the curves were negative as yields fell deeper into negative territory. Exposure to Eurozone treasuries, particularly Italy, France, and Spain also detracted from performance.

BHFTI-1

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Managed by Loomis, Sayles & Company, L.P.

Portfolio Manager Commentary*—(Continued)

We added two equity securities to the Portfolio over the period: Dassault Systemes (France) and Linde (Ireland), and exited four names: Assa Abloy (Sweden), Julius Baer (Switzerland), and as mentioned Travelers Companies, and Reckitt Benckiser.

The Portfolio used derivatives to manage active currency positions and detracted from performance during the first half of the year. Foreign exchange forwards were used primarily to limit exposure to non-U.S. dollar currencies, but on occasion to gain exposure to a benchmark currency without being invested in cash bonds.

At period end, the equity portion of the Portfolio’s exposure was concentrated in the Financials, IT, Industrials, and Consumer Discretionary sectors. The Portfolio held limited exposures to the Real Estate sector and commodities. As of June 30, 2019, the Portfolio was not invested in the Utilities sector. The fixed income portion of the Portfolio had a corporate bond allocation of approximately 52% and 32% held in high yield securities.

At the end of the reporting period, the Portfolio asset allocation target was 68.5% global equities, 18% non-U.S. fixed income, and 13.5% U.S. fixed income.

Dan Fuss

David Rolley

Eileen Riley

Lee Rosenbaum

Portfolio Managers

Loomis, Sayles & Company, L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

A $10,000 INVESTMENT COMPARED TO THE MSCI WORLD INDEX & THE FTSE WORLD GOVERNMENT BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
Loomis Sayles Global Allocation Portfolio
Class A	19.05	9.42	7.85	12.14
Class B	18.86	9.10	7.58	11.87
MSCI World Index	16.98	6.34	6.60	10.72
FTSE World Government Bond Index	5.38	5.49	0.85	2.21

1 The MSCI World Index is a capitalization weighted index that measures performance of stocks from developed countries around the world. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The FTSE World Government Bond Index is an index of bonds issued by governments in the U.S., Europe and Asia.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Equity Sectors

% of Net Assets
Financials	12.6
Information Technology	12.4
Industrials	11.1
Consumer Discretionary	9.5
Health Care	7.9

Top Fixed Income Sectors

% of Net Assets
Corporate Bonds & Notes	16.0
Foreign Government	6.4
U.S. Treasury & Government Agencies	3.8
Convertible Bonds	0.5
Municipals	0.3

BHFTI-3

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A	Actual	0.79%	$1,000.00	$1,190.50	$4.29
	Hypothetical*	0.79%	$1,000.00	$1,020.88	$3.96

Class B	Actual	1.04%	$1,000.00	$1,188.60	$5.64
	Hypothetical*	1.04%	$1,000.00	$1,019.64	$5.21

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

BHFTI-4

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—68.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.5%
Northrop Grumman Corp.	40,734	$13,161,563
Thales S.A.	58,403	7,216,073

		20,377,636

Banks—3.0%
HDFC Bank, Ltd.	135,345	4,795,112
M&T Bank Corp.	50,921	8,660,135

		13,455,247

Capital Markets—5.6%
Goldman Sachs Group, Inc. (The)	24,622	5,037,661
Intercontinental Exchange, Inc.	82,008	7,047,768
London Stock Exchange Group plc	88,847	6,190,290
S&P Global, Inc.	31,792	7,241,900

		25,517,619

Chemicals—5.2%
Linde plc	39,198	7,870,958
LyondellBasell Industries NV - Class A	43,181	3,719,180
Sherwin-Williams Co. (The)	25,759	11,805,092

		23,395,230

Electronic Equipment, Instruments & Components—1.7%
Halma plc	294,953	7,583,439

Food Products—3.1%
McCormick & Co., Inc.	23,884	3,702,259
Nestle S.A.	101,030	10,459,508

		14,161,767

Health Care Equipment & Supplies—3.4%
Danaher Corp.	108,059	15,443,792

Health Care Providers & Services—2.7%
UnitedHealth Group, Inc.	49,548	12,090,207

Hotels, Restaurants & Leisure—2.8%
Marriott International, Inc. - Class A (a)	90,783	12,735,947

Household Durables—1.0%
NVR, Inc. (b)	1,370	4,617,243

Industrial Conglomerates—3.6%
Roper Technologies, Inc.	44,010	16,119,103

Insurance—4.1%
AIA Group, Ltd.	1,139,800	12,321,972
Legal & General Group plc	1,775,936	6,078,868

		18,400,840

Interactive Media & Services—4.6%
Alphabet, Inc. - Class A (b)	7,440	8,056,032

Interactive Media & Services—(Continued)
Alphabet, Inc. - Class C (b)	3,940	4,258,785
Facebook, Inc. - Class A (b)	45,215	8,726,495

		21,041,312

Internet & Direct Marketing Retail—5.7%
Alibaba Group Holding, Ltd. (ADR) (b)	63,181	10,706,020
Amazon.com, Inc. (b)	6,398	12,115,445
Booking Holdings, Inc. (b)	1,659	3,110,144

		25,931,609

IT Services—5.2%
Accenture plc - Class A	47,594	8,793,943
CGI, Inc. (b)	110,800	8,518,456
Nomura Research Institute, Ltd.	396,000	6,362,952

		23,675,351

Life Sciences Tools & Services—1.8%
Mettler-Toledo International, Inc. (b)	9,631	8,090,040

Machinery—3.0%
Atlas Copco AB - A Shares	179,552	5,739,672
Parker-Hannifin Corp.	47,529	8,080,405

		13,820,077

Oil, Gas & Consumable Fuels—0.7%
EOG Resources, Inc.	32,844	3,059,747

Real Estate Management & Development—1.8%
CBRE Group, Inc. - Class A (b)	158,657	8,139,104

Semiconductors & Semiconductor Equipment—1.8%
Texas Instruments, Inc.	71,672	8,225,079

Software—3.6%
Dassault Systemes SE	24,125	3,854,351
Temenos AG (b)	43,313	7,755,769
Tyler Technologies, Inc. (a) (b)	22,776	4,920,071

		16,530,191

Total Common Stocks (Cost $209,359,146)		312,410,580

Corporate Bonds & Notes—16.0%

Advertising—0.0%
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.250%, 02/15/22	25,000	25,335
5.875%, 03/15/25	55,000	56,856

		82,191

Aerospace/Defense—0.1%
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	370,000	399,137

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
TransDigm, Inc.
6.500%, 07/15/24	76,000	$76,950
6.500%, 05/15/25	75,000	75,844

		551,931

Airlines—0.7%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	224,112	225,698
4.125%, 12/15/27 (144A)	149,684	156,943
American Airlines Group, Inc. 5.000%, 06/01/22 (144A)	315,000	324,545
American Airlines Pass-Through Trust
3.700%, 10/15/25	107,867	107,407
3.750%, 10/15/25	294,924	296,858
4.950%, 02/15/25	141,483	147,939
5.250%, 01/15/24	669,837	705,974
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	577,959	637,604
Latam Airlines Pass-Through Trust 4.200%, 11/15/27	243,514	245,876
U.S. Airways Pass-Through Trust
5.900%, 10/01/24	49,567	54,628
8.000%, 10/01/19	25,744	26,004
United Airlines Pass-Through Trust 3.650%, 10/07/25	87,153	87,399

		3,016,875

Auto Manufacturers—1.0%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	104,213
BMW US Capital LLC 3.150%, 04/18/24 (144A)	195,000	200,469
Daimler Finance North America LLC 1.750%, 10/30/19 (144A)	210,000	209,385
Ford Motor Co. 6.625%, 10/01/28	1,675,000	1,891,628
General Motors Co. 5.200%, 04/01/45	100,000	96,123
General Motors Financial Co., Inc.
3.450%, 04/10/22	100,000	101,424
5.250%, 03/01/26	295,000	316,438
Hyundai Capital America 2.750%, 09/27/26 (144A) (a)	500,000	471,024
Hyundai Capital Services, Inc. 3.750%, 03/05/23 (144A)	260,000	267,502
Kia Motors Corp. 3.000%, 04/25/23 (144A)	380,000	379,637
Nissan Motor Acceptance Corp. 3.650%, 09/21/21 (144A)	230,000	235,469
Toyota Motor Credit Corp. 2.650%, 04/12/22	270,000	274,146

		4,547,458

Auto Parts & Equipment—0.5%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	118,256
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27	425,000	403,750
7.000%, 03/15/28	1,228,000	1,313,960
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	207,002

		2,042,968

Banks—1.9%
Banco Santander S.A. 3.125%, 02/23/23	200,000	202,800
Bank of Montreal 1.750%, 06/15/21 (144A)	255,000	253,596
Barclays plc 3.650%, 03/16/25	225,000	226,134
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	378,892
Canadian Imperial Bank of Commerce 1.600%, 09/06/19	300,000	299,546
Commonwealth Bank of Australia 2.250%, 03/10/20 (144A)	350,000	349,858
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	373,306
Credit Agricole S.A.
3.250%, 10/04/24 (144A)	665,000	677,908
4.375%, 03/17/25 (144A)	200,000	209,276
Danske Bank A/S 3.875%, 09/12/23 (144A)	200,000	203,756
Dexia Credit Local S.A. 2.250%, 02/18/20 (144A)	250,000	249,914
HSBC Holdings plc
4.375%, 11/23/26	200,000	211,351
5.750%, 12/20/27 (GBP)	110,000	168,664
ICICI Bank, Ltd. 3.800%, 12/14/27	390,000	390,270
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	250,000	252,088
ING Bank NV 1.650%, 08/15/19 (144A)	210,000	209,784
Intesa Sanpaolo S.p.A. 5.710%, 01/15/26 (144A)	525,000	531,137
Kasikornbank PCL 3.256%, 07/12/23	375,000	381,123
Lloyds Banking Group plc 4.500%, 11/04/24	200,000	209,117
Morgan Stanley 4.350%, 09/08/26	315,000	337,648
National Australia Bank, Ltd. 2.500%, 01/12/21	250,000	250,831
Royal Bank of Scotland Group plc 6.000%, 12/19/23	235,000	255,818
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	200,000	207,369

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Societe Generale S.A. 4.750%, 11/24/25 (144A)	260,000	$274,048
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	314,874
Toronto-Dominion Bank (The) 3.500%, 07/19/23	335,000	351,311
United Overseas Bank, Ltd.
3.200%, 04/23/21 (144A)	735,000	747,388
Woori Bank 5.875%, 04/13/21 (144A)	200,000	211,042

		8,728,849

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/29	300,000	339,829
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	121,005

		460,834

Building Materials—0.5%
Cemex Finance LLC 6.000%, 04/01/24 (144A)	465,000	478,950
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	1,695,000	1,663,219
Masco Corp.
6.500%, 08/15/32	8,000	9,435
7.750%, 08/01/29	94,000	118,018
Owens Corning 4.400%, 01/30/48	215,000	182,196

		2,451,818

Chemicals—0.3%
Air Liquide Finance S.A. 1.375%, 09/27/19 (144A)	305,000	304,118
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	208,375
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	81,060
INVISTA Finance LLC 4.250%, 10/15/19 (144A)	305,000	306,740
LG Chem, Ltd. 3.250%, 10/15/24 (144A)	200,000	204,880
Syngenta Finance NV 1.250%, 09/10/27 (EUR)	200,000	215,567

		1,320,740

Commercial Services—0.2%
DP World Crescent, Ltd. 4.848%, 09/26/28 (144A)	435,000	463,075
Edenred 1.875%, 03/06/26 (EUR)	200,000	245,129
Holding d’Infrastructures de Transport SAS
0.625%, 03/27/23 (EUR)	100,000	114,654
1.625%, 11/27/27 (EUR)	100,000	117,578

Commercial Services—(Continued)
United Rentals North America, Inc. 6.500%, 12/15/26	85,000	92,012

		1,032,448

Computers—0.2%
Dell International LLC / EMC Corp.
6.020%, 06/15/26 (144A)	165,000	181,960
8.100%, 07/15/36 (144A)	210,000	257,550
8.350%, 07/15/46 (144A)	150,000	189,555
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	160,000	177,124

		806,189

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.950%, 03/15/43	40,000	42,150

Diversified Financial Services—1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500%, 05/15/21	150,000	154,641
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	259,089
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	210,000	209,573
3.000%, 03/30/20	200,000	200,465
Brookfield Finance, Inc. 4.850%, 03/29/29	185,000	202,241
Jefferies Group LLC 6.250%, 01/15/36	175,000	188,461
Nationstar Mortgage Holdings, Inc. 9.125%, 07/15/26 (144A)	820,000	832,300
Navient Corp.
5.000%, 10/26/20	1,745,000	1,779,900
5.500%, 01/25/23	555,000	570,262
5.625%, 08/01/33	1,150,000	957,375
5.875%, 10/25/24	40,000	40,450
6.750%, 06/15/26	185,000	191,938
Quicken Loans, Inc.
5.250%, 01/15/28 (144A)	70,000	69,650
5.750%, 05/01/25 (144A)	60,000	61,781
Springleaf Finance Corp.
5.625%, 03/15/23	135,000	143,438
6.875%, 03/15/25	205,000	224,471
7.750%, 10/01/21	165,000	180,469
8.250%, 10/01/23	65,000	75,335
Unifin Financiera S.A. 7.250%, 09/27/23	245,000	252,962

		6,594,801

Electric—0.7%
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	392,512
Empresas Publicas de Medellin E.S.P. 8.375%, 02/01/21 (144A) (COP)	1,610,000,000	516,681

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Enel Chile S.A. 4.875%, 06/12/28	110,000	$120,175
Enel Finance International NV 4.625%, 09/14/25 (144A)	450,000	482,781
Engie Energia Chile S.A. 5.625%, 01/15/21 (144A)	250,000	260,351
Gas Natural Fenosa Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	241,816
Perusahaan Listrik Negara PT 5.375%, 01/25/29 (144A)	200,000	220,757
RWE AG
2.750%, 5Y EUR Swap + 2.643%, 04/21/75 (EUR) (c)	340,000	394,575
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	478,290

		3,107,938

Energy-Alternate Sources—0.1%
Greenko Dutch B.V. 5.250%, 07/24/24 (144A)	200,000	196,488

Engineering & Construction—0.0%
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	40,645

Food—0.1%
Danone S.A. 1.691%, 10/30/19 (144A)	225,000	224,393
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	201,452

		425,845

Forest Products & Paper—0.1%
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	415,339

Gas—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	209,260
NGL Energy Partners L.P. / NGL Energy Finance Corp.
6.125%, 03/01/25	265,000	262,350
7.500%, 11/01/23	125,000	130,625

		602,235

Healthcare-Products—0.0%
Medtronic Global Hldings Co. 1.125%, 03/07/27 (EUR)	105,000	124,429

Healthcare-Services—1.7%
HCA, Inc.
7.050%, 12/01/27	65,000	73,450
7.500%, 11/06/33	4,235,000	4,870,250
7.580%, 09/15/25 (a)	310,000	356,500
7.750%, 07/15/36 (a)	1,185,000	1,350,900

Healthcare-Services—(Continued)
Tenet Healthcare Corp.
5.125%, 05/01/25	115,000	115,575
6.875%, 11/15/31	995,000	878,088

		7,644,763

Home Builders—0.3%
TRI Pointe Group, Inc. 4.875%, 07/01/21	1,355,000	1,382,100

Housewares—0.0%
Newell Brands, Inc. 4.000%, 12/01/24	150,000	152,627

Insurance—0.4%
AIA Group, Ltd.
3.200%, 03/11/25 (144A)	200,000	204,109
3.900%, 04/06/28 (144A)	260,000	275,886
Global Atlantic Fin Co. 8.625%, 04/15/21 (144A)	820,000	892,666
Old Republic International Corp. 4.875%, 10/01/24	175,000	189,568
Radian Group, Inc. 4.500%, 10/01/24	110,000	112,672

		1,674,901

Internet—0.2%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	240,000	243,714
Baidu, Inc. 3.875%, 09/29/23	200,000	207,236
Tencent Holdings, Ltd.
2.985%, 01/19/23 (144A)	200,000	201,531
3.280%, 04/11/24 (144A)	200,000	204,087
Weibo Corp. 3.500%, 07/05/24	200,000	200,859

		1,057,427

Iron/Steel—0.0%
United States Steel Corp.
6.250%, 03/15/26	15,000	13,350
6.650%, 06/01/37 (a)	80,000	67,200

		80,550

Media—0.4%
COX Communications, Inc. 4.800%, 02/01/35 (144A)	5,000	5,062
CSC Holdings LLC 5.375%, 02/01/28 (144A)	200,000	207,750
DISH DBS Corp.
5.000%, 03/15/23 (a)	160,000	154,600
5.875%, 11/15/24	570,000	539,362
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	218,770

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Myriad International Holdings B.V. 6.000%, 07/18/20 (144A)	200,000	$205,820
Time Warner Cable LLC
4.500%, 09/15/42	45,000	42,282
5.500%, 09/01/41	30,000	31,424
Viacom, Inc.
4.375%, 03/15/43	10,000	9,772
5.250%, 04/01/44	135,000	147,064
5.850%, 09/01/43	50,000	58,991

		1,620,897

Mining—0.3%
Corp. Nacional del Cobre de Chile
4.500%, 09/16/25 (144A)	225,000	243,946
4.500%, 09/16/25	230,000	249,367
Glencore Finance Canada, Ltd.
5.550%, 10/25/42 (144A)	435,000	449,625
Hecla Mining Co. 6.875%, 05/01/21	320,000	305,439

		1,248,377

Miscellaneous Manufacturing—0.0%
General Electric Co. 4.500%, 03/11/44	55,000	53,509

Multi-National—0.3%
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 05/07/20 (144A) (e)	280,000	280,980
International Bank for Reconstruction & Development
2.200%, 01/18/22 (CAD)	640,000	495,520
2.500%, 03/12/20 (AUD)	500,000	354,035

		1,130,535

Oil & Gas—1.4%
Antero Resources Corp.
5.125%, 12/01/22	155,000	148,800
5.375%, 11/01/21	70,000	69,125
BP Capital Markets America, Inc. 3.216%, 11/28/23	175,000	180,439
California Resources Corp. 8.000%, 12/15/22 (144A) (a)	580,000	437,175
Chesapeake Energy Corp.
4.875%, 04/15/22 (a)	2,145,000	2,027,025
5.750%, 03/15/23 (a)	130,000	121,875
Cimarex Energy Co. 4.375%, 06/01/24	675,000	715,763
Continental Resources, Inc.
3.800%, 06/01/24	180,000	184,996
4.500%, 04/15/23	195,000	204,811
5.000%, 09/15/22	28,000	28,220
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	201,000
Oasis Petroleum, Inc. 6.875%, 01/15/23	45,000	45,000

Oil & Gas—(Continued)
Petrobras Global Finance B.V. 5.999%, 01/27/28	270,000	287,010
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	213,000
Range Resources Corp.
4.875%, 05/15/25 (a)	130,000	114,075
5.000%, 08/15/22	190,000	180,975
5.000%, 03/15/23	115,000	108,244
Sinopec Group Overseas Development, Ltd. 2.375%, 04/12/20 (144A)	300,000	299,910
SM Energy Co. 6.750%, 09/15/26 (a)	30,000	28,125
Thaioil Treasury Center Co., Ltd. 3.625%, 01/23/23 (144A)	350,000	357,936
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp. 9.750%, 04/15/23 (144A)	25,000	16,187
Whiting Petroleum Corp.
5.750%, 03/15/21	145,000	144,637
6.250%, 04/01/23 (a)	15,000	14,962
6.625%, 01/15/26 (a)	160,000	154,300
YPF S.A. 16.500%, 05/09/22 (144A) (ARS)	5,400,000	77,544

		6,361,134

Oil & Gas Services—0.1%
Oceaneering International, Inc. 4.650%, 11/15/24 (a)	575,000	563,500

Packaging & Containers—0.4%
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A)	1,230,000	1,282,275
Sealed Air Corp.
4.875%, 12/01/22 (144A)	10,000	10,487
5.500%, 09/15/25 (144A)	280,000	298,200
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	117,500

		1,708,462

Pipelines—0.6%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	404,604
Enable Midstream Partners L.P. 5.000%, 05/15/44	125,000	116,516
Enbridge Energy Partners L.P. 7.375%, 10/15/45	90,000	132,087
Enbridge, Inc. 2.900%, 07/15/22	125,000	126,798
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	440,000	467,638
EnLink Midstream Partners L.P. 4.150%, 06/01/25	230,000	225,400
MPLX L.P.
4.500%, 07/15/23	10,000	10,603
4.875%, 06/01/25	40,000	43,450

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
ONEOK Partners L.P. 6.200%, 09/15/43	10,000	$11,820
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.750%, 03/15/24 (a)	530,000	551,200
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	560,000	714,770

		2,804,886

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	214,453
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	173,048

		387,501

Retail—0.3%
CK Hutchison International 19, Ltd. 3.625%, 04/11/29 (144A)	225,000	234,165
J.C. Penney Corp., Inc. 7.625%, 03/01/97	155,000	37,200
Michaels Stores, Inc.
8.000%, 07/15/27 (144A)	590,000	587,280
Walmart, Inc. 3.700%, 06/26/28	235,000	256,505

		1,115,150

Semiconductors—0.1%
Broadcom, Inc. 4.250%, 04/15/26 (144A)	195,000	197,551
Micron Technology, Inc. 5.500%, 02/01/25	104,000	106,990

		304,541

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	180,000	186,300

Software—0.1%
Nuance Communications, Inc. 1.000%, 12/15/35	685,000	642,923

Telecommunications—1.2%
America Movil S.A.B. de C.V. 2.125%, 03/10/28 (EUR)	235,000	295,418
AT&T, Inc.
4.500%, 03/09/48	105,000	107,574
4.550%, 03/09/49	115,000	117,663
CenturyLink, Inc. 6.875%, 01/15/28	25,000	25,000
Cincinnati Bell, Inc.
7.000%, 07/15/24 (144A) (a)	55,000	48,537
8.000%, 10/15/25 (144A)	90,000	76,500
Deutsche Telekom International Finance B.V. 4.375%, 06/21/28 (144A)	350,000	381,203

Telecommunications—(Continued)
KT Corp. 2.500%, 07/18/26 (144A)	210,000	203,388
Level 3 Financing, Inc. 5.625%, 02/01/23	380,000	384,735
Level 3 Parent LLC 5.750%, 12/01/22	60,000	60,525
Millicom International Cellular S.A. 6.250%, 03/25/29 (144A)	200,000	214,622
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24 (144A)	400,000	400,956
Sprint Capital Corp.
6.875%, 11/15/28	1,250,000	1,293,750
8.750%, 03/15/32	350,000	405,125
Telefonica Emisiones S.A. 1.495%, 09/11/25 (EUR)	200,000	241,955
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	198,875
Windstream Services LLC / Windstream Finance Corp.
9.000%, 06/30/25 (144A)	40,000	27,700
10.500%, 06/30/24 (144A)	1,500,000	1,087,500

		5,571,026

Transportation—0.0%
FedEx Corp. 1.000%, 01/11/23 (EUR)	130,000	151,355

Total Corporate Bonds & Notes (Cost $68,190,011)		72,434,635

Foreign Government—6.4%

Banks—0.0%
Korea Development Bank (The) 4.500%, 11/22/19 (AUD)	200,000	141,867

Diversified Financial Services—0.1%
CPPIB Capital, Inc. 0.375%, 06/20/24 (144A) (EUR)	250,000	292,260

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	262,205

Provincial—0.4%
Province of Ontario Canada 1.875%, 05/21/20	2,045,000	2,040,122

Sovereign—5.7%
Argentine Republic Government International Bonds
6.875%, 04/22/21	150,000	131,625
7.125%, 06/28/17	505,000	377,493
7.625%, 04/22/46 (a)	530,000	420,025
Australia Government Bond 5.500%, 04/21/23 (AUD)	405,000	332,264

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Bonos de la Tesoreria de la Republica en pesos
4.000%, 03/01/23 (144A) (CLP)	240,000,000	$369,778
4.500%, 03/01/26 (CLP)	215,000,000	343,621
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 (BRL)	7,765,000	2,034,902
10.000%, 01/01/25 (BRL)	2,635,000	741,524
10.000%, 01/01/27 (BRL)	1,200,000	343,323
Brazilian Government International Bond
4.625%, 01/13/28 (a)	290,000	304,210
8.500%, 01/05/24 (BRL)	350,000	96,306
Canadian Government Bonds
0.500%, 03/01/22 (CAD)	535,000	398,589
1.750%, 09/01/19 (CAD)	365,000	278,775
Chile Government International Bond 3.240%, 02/06/28	400,000	419,504
Colombia Government International Bond 3.875%, 04/25/27	200,000	208,600
Colombian TES
6.250%, 11/26/25 (COP)	1,305,500,000	421,086
7.500%, 08/26/26 (COP)	1,880,000,000	647,970
Dominican Republic International Bonds
6.000%, 07/19/28 (144A)	200,000	215,752
8.625%, 04/20/27 (144A) (d)	200,000	238,752
Export Development Canada 1.800%, 09/01/22 (CAD)	250,000	191,896
Export-Import Bank of Korea 3.000%, 11/01/22	200,000	204,176
France Government Bond OAT
1.750%, 11/25/24 (EUR)	250,000	318,691
4.250%, 10/25/23 (EUR)	3,130,000	4,315,508
Hellenic Republic Government Bond
3.450%, 04/02/24 (144A) (EUR)	75,000	93,674
3.750%, 01/30/28 (EUR)	335,000	422,872
Indonesia Government International Bonds
2.875%, 07/08/21 (144A) (EUR)	220,000	263,921
4.125%, 01/15/25 (144A)	200,000	210,107
4.750%, 01/08/26 (144A)	200,000	217,598
4.750%, 01/08/26	200,000	217,598
Ireland Government Bond 3.400%, 03/18/24 (EUR)	65,000	87,253
Italy Buoni Poliennali Del Tesoro
2.000%, 02/01/28 (EUR)	625,000	722,840
2.500%, 11/15/25 (EUR)	605,000	726,480
Japan Government Thirty Year Bond 0.500%, 03/20/49 (JPY)	210,850,000	2,023,194
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (d)	84,329,155	816,118
Kommunalbanken AS 1.750%, 09/15/20 (144A) (a)	200,000	199,428
Korea Treasury Bond 2.000%, 09/10/22 (KRW)	380,000,000	334,083
Mexican Bonos
5.750%, 03/05/26 (MXN)	6,490,000	307,418
8.000%, 12/07/23 (MXN)	1,835,000	97,641
Mexico Government International Bond 4.000%, 03/15/2115 (EUR)	100,000	115,296

Sovereign—(Continued)
Norwegian Government Bond 2.000%, 05/24/23 (144A) (NOK)	5,567,000	671,257
South Africa Government Bond 7.000%, 02/28/31 (ZAR)	11,655,000	708,320
Spain Government Bonds
0.750%, 07/30/21 (EUR)	185,000	215,496
1.600%, 04/30/25 (144A) (EUR)	180,000	224,447
4.300%, 10/31/19 (144A) (EUR)	530,000	612,053
4.400%, 10/31/23 (144A) (EUR)	525,000	717,149
Sweden Government Bond 5.000%, 12/01/20 (SEK)	2,650,000	308,212
Thailand Government Bond 2.125%, 12/17/26 (THB)	25,000,000	821,832
United Kingdom Gilt
2.000%, 09/07/25 (GBP)	640,000	879,496
2.750%, 09/07/24 (GBP)	215,000	302,433
4.250%, 06/07/32 (GBP)	125,000	219,519

		25,890,105

Transportation—0.1%
Network Rail Infrastructure Finance plc 4.750%, 01/22/24 (GBP)	235,000	348,987

Total Foreign Government (Cost $30,318,545)		28,975,546

U.S. Treasury & Government Agencies—3.8%

Agency Sponsored Mortgage - Backed—0.1%
Fannie Mae-ACES 2.876%, 11/25/27 (c)	350,000	360,202

U.S. Treasury—3.7%
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/22 (d)	1,066,369	1,057,979
0.375%, 07/15/27 (d)	1,065,390	1,075,294
0.625%, 04/15/23 (d)	2,417,281	2,445,739
U.S. Treasury Notes
1.375%, 05/31/20	4,375,000	4,349,707
1.875%, 03/31/22	1,395,000	1,400,776
2.500%, 06/30/20	1,000,000	1,005,078
2.750%, 02/28/25	930,000	976,536
2.875%, 10/15/21	2,305,000	2,362,805
2.875%, 08/15/28	335,000	359,811
3.125%, 11/15/28	1,495,000	1,638,894

		16,672,619

Total U.S. Treasury & Government Agencies (Cost $16,628,702)		17,032,821

Convertible Bonds—0.5%

Computers—0.0%
Western Digital Corp. 1.500%, 02/01/24	160,000	143,685

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Internet—0.2%
Booking Holdings, Inc. 0.900%, 09/15/21 (a)	595,000	$680,619

Media—0.2%
DISH Network Corp. 3.375%, 08/15/26	735,000	714,555

Oil & Gas—0.0%
Chesapeake Energy Corp. 5.500%, 09/15/26	15,000	11,973
SM Energy Co. 1.500%, 07/01/21	90,000	82,813

		94,786

Real Estate Investment Trusts—0.0%
iStar, Inc. 3.125%, 09/15/22	210,000	215,482

Semiconductors—0.1%
Rovi Corp. 0.500%, 03/01/20	485,000	472,293

Software—0.0%
Evolent Health, Inc. 2.000%, 12/01/21	75,000	66,668
Nuance Communications, Inc. 1.250%, 04/01/25	70,000	68,593

		135,261

Telecommunications—0.0%
CalAmp Corp. 1.625%, 05/15/20	5,000	4,875

Total Convertible Bonds (Cost $2,374,148)		2,461,556

Municipals—0.3%
City of Oslo Norway 3.550%, 02/12/21 (NOK)	5,000,000	602,554
Tobacco Settlement Financing Corp. 6.706%, 06/01/46	665,000	627,321

Total Municipals (Cost $1,300,387)		1,229,875

Convertible Preferred Stocks—0.1%

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp.
5.000%, 12/31/49	849	34,597
5.750%, 12/31/49	413	197,420
5.750%, 12/31/49 (144A)	17	8,042

		240,059

Pipelines—0.1%
El Paso Energy Capital Trust I 4.750%, 03/31/28	5,754	304,962

Total Convertible Preferred Stocks (Cost $519,960)		545,021

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	396,210	302,678

Total Mortgage-Backed Securities (Cost $369,739)		302,678

Short-Term Investments—3.7%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $5,104,344; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $5,209,359.	5,103,833	5,103,833

U.S. Treasury—2.6%
U.S. Treasury Bills
2.113%, 09/26/19 (f)	8,325,000	8,283,304
2.416%, 10/24/19 (f)	600,000	596,200
2.449%, 09/05/19 (f)	2,530,000	2,520,316
2.523%, 08/15/19 (f)	555,000	553,566

		11,953,386

Total Short-Term Investments (Cost $17,053,981)		17,057,219

Securities Lending Reinvestments (g)—1.3%

Certificates of Deposit—0.3%
U.S. Bank N.A.
2.664%, 1M LIBOR + 0.260%, 07/23/19 (c)	500,000	500,068
Wells Fargo Bank N.A. 2.721%, 3M LIBOR + 0.140%, 07/11/19 (c)	1,000,000	999,951

		1,500,019

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $89,841; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $91,620.	89,824	89,824
BofA Securities, Inc.
Repurchase Agreement dated 06/28/19 at 2.460%, due on 07/01/19 with a maturity value of $1,000,205; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BofA Securities, Inc.
Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $100,734; collateralized by various Common Stock with an aggregate market value of $110,000.	100,000	$100,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $503,878; collateralized by various Common Stock with an aggregate market value of $550,136.	500,000	500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.760%, due on 08/02/19 with a maturity value of $1,002,683; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $100,023; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $102,001.	100,000	100,000
Goldman Sachs & Co. Repurchase Agreement dated 06/28/19 at 2.510%, due on 07/01/19 with a maturity value of $1,000,209; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 09/20/26 - 04/20/49, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $800,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $862,054.	800,000	800,000

		4,589,824

Total Securities Lending Reinvestments (Cost $6,089,824)		6,089,843

Total Investments—101.1% (Cost $352,204,443)		458,539,774
Other assets and liabilities (net)—(1.1)%		(5,072,214)

Net Assets—100.0%		$453,467,560

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $5,984,390 and the collateral received consisted of cash in the amount of $6,089,824. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Principal amount of security is adjusted for inflation.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2019, the market value of restricted securities was $280,980, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $31,763,344, which is 7.0% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 05/07/20	05/21/15	$280,000	$280,700	$280,980

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Country Diversification as of June 30, 2019 (Unaudited)	% of Net Assets
United States	60.1
United Kingdom	6.9
Switzerland	4.2
France	4.1
Canada	3.1
Hong Kong	2.9
China	2.8
Japan	2.0
Sweden	1.3
India	1.2

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	190,000	UBSA	09/18/19	USD	132,576	$1,125
CAD	100,000	UBSA	09/18/19	USD	74,388	2,082
EUR	9,160,000	MSC	09/18/19	USD	10,381,120	98,396
GBP	925,000	UBSA	09/18/19	USD	1,182,367	(3,590)
JPY	1,442,535,000	CSI	09/18/19	USD	13,432,488	23,161

Contracts to Deliver
BRL	12,240,000	BOA	09/04/19	USD	3,032,931	(135,948)
COP	4,298,855,000	CSI	09/18/19	USD	1,314,634	(16,899)
THB	24,000,000	UBSA	09/18/19	USD	765,990	(18,023)
ZAR	10,000,000	CBNA	09/18/19	USD	671,434	(31,704)

Cross Currency Contracts to Buy
EUR	708,250	CSI	09/18/19	NOK	6,965,000	(7,962)

Net Unrealized Depreciation						$(89,362)

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(THB)—	Thai Baht
(ZAR)—	South African Rand

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(MTN)—	Medium-Term Note

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$13,161,563	$7,216,073	$—	$20,377,636
Banks	8,660,135	4,795,112	—	13,455,247
Capital Markets	19,327,329	6,190,290	—	25,517,619
Chemicals	23,395,230	—	—	23,395,230
Electronic Equipment, Instruments & Components	—	7,583,439	—	7,583,439
Food Products	3,702,259	10,459,508	—	14,161,767
Health Care Equipment & Supplies	15,443,792	—	—	15,443,792
Health Care Providers & Services	12,090,207	—	—	12,090,207
Hotels, Restaurants & Leisure	12,735,947	—	—	12,735,947
Household Durables	4,617,243	—	—	4,617,243
Industrial Conglomerates	16,119,103	—	—	16,119,103
Insurance	—	18,400,840	—	18,400,840
Interactive Media & Services	21,041,312	—	—	21,041,312
Internet & Direct Marketing Retail	25,931,609	—	—	25,931,609
IT Services	17,312,399	6,362,952	—	23,675,351
Life Sciences Tools & Services	8,090,040	—	—	8,090,040
Machinery	8,080,405	5,739,672	—	13,820,077
Oil, Gas & Consumable Fuels	3,059,747	—	—	3,059,747
Real Estate Management & Development	8,139,104	—	—	8,139,104
Semiconductors & Semiconductor Equipment	8,225,079	—	—	8,225,079
Software	4,920,071	11,610,120	—	16,530,191
Total Common Stocks	234,052,574	78,358,006	—	312,410,580
Total Corporate Bonds & Notes*	—	72,434,635	—	72,434,635
Total Foreign Government*	—	28,975,546	—	28,975,546
Total U.S. Treasury & Government Agencies*	—	17,032,821	—	17,032,821
Total Convertible Bonds*	—	2,461,556	—	2,461,556
Total Municipals*	—	1,229,875	—	1,229,875
Convertible Preferred Stocks
Oil, Gas & Consumable Fuels	—	240,059	—	240,059
Pipelines	304,962	—	—	304,962
Total Convertible Preferred Stocks	304,962	240,059	—	545,021
Total Mortgage-Backed Securities*	—	302,678	—	302,678
Total Short-Term Investments*	—	17,057,219	—	17,057,219
Total Securities Lending Reinvestments*	—	6,089,843	—	6,089,843
Total Investments	$234,357,536	$224,182,238	$—	$458,539,774

Collateral for Securities Loaned (Liability)	$—	$(6,089,824)	$—	$(6,089,824)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$124,764	$—	$124,764
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(214,126)	—	(214,126)
Total Forward Contracts	$—	$(89,362)	$—	$(89,362)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$458,539,774
Cash	3,725
Cash denominated in foreign currencies (c)	725,112
Unrealized appreciation on forward foreign currency exchange contracts	124,764
Receivable for:
Investments sold	251,833
Fund shares sold	106,384
Dividends and interest	2,043,689

Total Assets	461,795,281
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	214,126
Collateral for securities loaned	6,089,824
Payables for:
Investments purchased	1,001,417
Fund shares redeemed	209,537
Foreign taxes	101,630
Accrued Expenses:
Management fees	255,921
Distribution and service fees	60,705
Deferred trustees’ fees	175,240
Other expenses	219,321

Total Liabilities	8,327,721

Net Assets	$453,467,560

Net Assets Consist of:
Paid in surplus	$337,806,128
Distributable earnings (Accumulated losses) (d)	115,661,432

Net Assets	$453,467,560

Net Assets
Class A	$152,416,005
Class B	301,051,555
Capital Shares Outstanding*
Class A	9,025,264
Class B	17,994,341
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.89
Class B	16.73

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $352,204,443.
(b)	Includes securities loaned at value of $5,984,390.
(c)	Identified cost of cash denominated in foreign currencies was $731,056.
(d)	Includes foreign capital gains tax of $101,358.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$2,123,797
Interest	3,366,982
Securities lending income	35,049

Total investment income	5,525,828
Expenses
Management fees	1,524,197
Administration fees	16,577
Custodian and accounting fees	62,657
Distribution and service fees—Class B	362,709
Audit and tax services	34,175
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	23,405
Insurance	1,479
Miscellaneous	7,277

Total expenses	2,086,263
Less broker commission recapture	(2,677)

Net expenses	2,083,586

Net Investment Income	3,442,242

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments (b)	7,534,098
Foreign currency transactions	(8,552)
Forward foreign currency transactions	137,033

Net realized gain	7,662,579

Net change in unrealized appreciation on:
Investments (c)	64,468,535
Foreign currency transactions	9,468
Forward foreign currency transactions	(596,572)

Net change in unrealized appreciation	63,881,431

Net realized and unrealized gain	71,544,010

Net Increase in Net Assets From Operations	$74,986,252

(a)	Net of foreign withholding taxes of $73,170.
(b)	Net of foreign capital gains tax of $4,323.
(c)	Includes change in foreign capital gains tax of $(67,042).

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$3,442,242	$7,793,336
Net realized gain	7,662,579	36,957,248
Net change in unrealized appreciation (depreciation)	63,881,431	(65,927,585)

Increase (decrease) in net assets from operations	74,986,252	(21,177,001)

From Distributions to Shareholders
Class A	(15,318,908)	(12,901,590)
Class B	(29,825,368)	(25,272,471)

Total distributions	(45,144,276)	(38,174,061)

Increase (decrease) in net assets from capital share transactions	17,694,212	(19,525,830)

Total increase (decrease) in net assets	47,536,188	(78,876,892)

Net Assets
Beginning of period	405,931,372	484,808,264

End of period	$453,467,560	$405,931,372

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	111,387	$1,917,545	393,784	$7,057,149
Reinvestments	926,734	15,318,908	736,812	12,901,590
Redemptions	(531,860)	(9,267,861)	(1,498,582)	(26,888,967)

Net increase (decrease)	506,261	$7,968,592	(367,986)	$(6,930,228)

Class B
Sales	481,048	$8,206,384	1,093,669	$19,017,723
Reinvestments	1,820,841	29,825,368	1,454,949	25,272,471
Redemptions	(1,636,973)	(28,306,132)	(3,213,834)	(56,885,796)

Net increase (decrease)	664,916	$9,725,620	(665,216)	$(12,595,602)

Increase (decrease) derived from capital shares transactions		$17,694,212		$(19,525,830)

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.81		$18.15	$15.02	$15.07	$15.12	$14.92

Income (Loss) from Investment Operations
Net investment income (a)	0.15		0.33	0.31	0.34	0.27	0.29
Net realized and unrealized gain (loss)	2.81		(1.11)	3.16	0.38	(0.04)	0.26

Total income (loss) from investment operations	2.96		(0.78)	3.47	0.72	0.23	0.55

Less Distributions
Distributions from net investment income	(0.32)		(0.39)	(0.27)	(0.29)	(0.28)	(0.35)
Distributions from net realized capital gains	(1.56)		(1.17)	(0.07)	(0.48)	0.00	0.00

Total distributions	(1.88)		(1.56)	(0.34)	(0.77)	(0.28)	(0.35)

Net Asset Value, End of Period	$16.89		$15.81	$18.15	$15.02	$15.07	$15.12

Total Return (%) (b)	19.05	(c)	(5.20)	23.33	5.03	1.47	3.76

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.79	(d)	0.78	0.78	0.78	0.78	0.78
Ratio of net investment income to average net assets (%)	1.75	(d)	1.85	1.87	2.30	1.76	1.91
Portfolio turnover rate (%)	13	(c)	29	27	38	40	45
Net assets, end of period (in millions)	$152.4		$134.7	$161.3	$145.7	$156.5	$171.1

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.65		$17.98	$14.89	$14.94	$14.99	$14.80

Income (Loss) from Investment Operations
Net investment income (a)	0.13		0.28	0.27	0.30	0.23	0.25
Net realized and unrealized gain (loss)	2.78		(1.10)	3.12	0.38	(0.04)	0.25

Total income (loss) from investment operations	2.91		(0.82)	3.39	0.68	0.19	0.50

Less Distributions
Distributions from net investment income	(0.27)		(0.34)	(0.23)	(0.25)	(0.24)	(0.31)
Distributions from net realized capital gains	(1.56)		(1.17)	(0.07)	(0.48)	0.00	0.00

Total distributions	(1.83)		(1.51)	(0.30)	(0.73)	(0.24)	(0.31)

Net Asset Value, End of Period	$16.73		$15.65	$17.98	$14.89	$14.94	$14.99

Total Return (%) (b)	18.86	(c)	(5.39)	22.97	4.78	1.23	3.47

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.04	(d)	1.03	1.03	1.03	1.03	1.03
Ratio of net investment income to average net assets (%)	1.50	(d)	1.60	1.62	2.05	1.51	1.65
Portfolio turnover rate (%)	13	(c)	29	27	38	40	45
Net assets, end of period (in millions)	$301.1		$271.3	$323.5	$303.8	$316.2	$344.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio) (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

BHFTI-19

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-20

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or

BHFTI-21

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period.

The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value. As of June 30, 2019, the Portfolio had no when-issued and delayed-delivery securities.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $5,103,833. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $4,589,824. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of

BHFTI-22

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(3,213,976)	$—	$—	$—	$(3,213,976)
Convertible Bonds	(686,789)	—	—	—	(686,789)
Corporate Bonds & Notes	(1,735,543)	—	—	—	(1,735,543)
Foreign Government	(453,516)	—	—	—	(453,516)
Total	$(6,089,824)	$—	$—	$—	$(6,089,824)
Total Borrowings	$(6,089,824)	$—	$—	$—	$(6,089,824)
Gross amount of recognized liabilities for securities lending transactions					$(6,089,824)

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

BHFTI-23

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table summarizes the fair value of derivatives held by the Portfolio as of June 30, 2019 by category of risk exposure.

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$124,764	Unrealized depreciation on forward foreign currency exchange contracts	$214,126

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Credit Suisse International	$23,161	$(23,161)	$—	$—
Morgan Stanley & Co.	98,396	—	—	98,396
UBS AG	3,207	(3,207)	—	—

	$124,764	$(26,368)	$—	$98,396

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$135,948	$—	$—	$135,948
Citibank N.A.	31,704	—	—	31,704
Credit Suisse International	24,861	(23,161)	—	1,700
UBS AG	21,613	(3,207)	—	18,406

	$214,126	$(26,368)	$—	$187,758

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$137,033

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$(596,572)

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$33,813,976

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-24

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-25

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$11,330,832	$45,686,077	$2,021,004	$84,538,840

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$1,524,197	0.700%	First $500 million
	0.650%	$500 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Loomis, Sayles & Company, L.P. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$500 million to $1 billion
0.050%	Over $1.5 billion

An identical agreement was in place for the period July 1, 2018 to April 30, 2019. There were no fees waived during the six months ended June 30, 2019.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of

BHFTI-26

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$352,465,476

Gross unrealized appreciation	110,673,531
Gross unrealized depreciation	(4,649,302)

Net unrealized appreciation (depreciation)	$106,024,229

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$8,897,639	$6,940,835	$29,276,422	$2,056,188	$38,174,061	$8,997,023

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$7,287,223	$37,612,169	$41,081,227	$—	$85,980,619

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no post-enactment accumulated capital losses and no pre-enactment accumulated capital loss carryforwards.

BHFTI-27

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Managed by Brighthouse Investment Advisers, LLC and MetLife Investment Management, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B shares of the MetLife Multi-Index Targeted Risk Portfolio returned 13.76%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 12.03%.

MARKET ENVIRONMENT / CONDITIONS

Equity markets within the United States have had a positive beginning to 2019 despite global political tensions involving the United States, China, and Europe. Volatility has remained relatively muted throughout the year, with a few bouts that disturbed the market. A spike in the VIX in late April and into mid-May helped fuel a quick sell-off in equity markets after U.S. President Donald Trump threatened an increase in tariffs on Chinese imports. The market has since steadied and after positive talks in the annual G20 Summit held in Japan, investors have remained optimistic that tariffs will halt. With declining U.S. Treasury yields, the U.S. Federal Reserve has pulled back their hawkish stance on interest rates they had to begin 2019. Throughout the first six months of the year, the Federal Reserve has held the Target Federal Funds Rate in the range of 2.25% to 2.5%, following four rate hikes that occurred in 2018. Overall, the yield curve has inverted with the 2 to 5 year sector hit hardest over the past few months.

Throughout the first half of 2019, U.S. equities have risen across the board. The S&P 500 Index, which measures U.S. large cap companies has risen 17.4%. Mid and small cap slightly underperformed the large caps. The mid cap S&P 400 Index rose 17.0% while the small cap Russell 2000 Index increased 16.2%. International equities in developed markets also fared well. Measured by the MSCI EAFE Index, they increased 11.8% in the first two quarters of 2019. U.S. fixed income assets, measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose 6.1%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio consists of two segments, the “Base Sleeve” and the “Overlay Sleeve.” The first segment (the “Base Sleeve”) is managed by the Investment Committee of Brighthouse Investment Advisers, LLC. Approximately 75% of the Portfolio’s assets are invested into a variety of Brighthouse Funds Trust index portfolios. The assets within the Base Sleeve maintain a broad target allocation of 40% Fixed Income and 35% Equity. The second segment (“the Overlay Sleeve”) contains the remaining 25% of the Portfolio’s assets. The Overlay Sleeve invests in equity derivatives, interest rate derivatives, and cash and money market instruments. Equity derivatives are used to keep the Portfolio’s volatility within a desired range by changing the total equity exposure, while interest rate derivatives are used to increase duration exposure, and the cash and money market instruments serve as the collateral for the derivative instruments.

The Portfolio uses a targeted equity contribution to volatility that falls within an 8% to 12% band, with a maximum equity allocation of 70%. So far in 2019, we have seen a decrease in volatility compared to 2018. The Portfolio began the period with an equity allocation at 43% due to a volatile fourth quarter in 2018 and equity contribution to volatility just shy of 10%. As volatility subsided, the Portfolio moved to full equity exposure in two steps.

The Portfolio received its first rebalance signal in February when equity contribution to volatility fell below the 8% band. After increasing the total equity exposure to 57%, the Portfolio received another re-risk signal in early March and brought the Portfolio to full equity allocation. The Portfolio then remained at the maximum equity allocation of 70% for the remainder of the period. Despite equity contribution to volatility dropping below 8% multiple times in April and May, the Portfolio did not re-risk since it was at the maximum equity allocation.

The Equity Overlay added modestly to the Portfolio returns over the first half of 2019. Being underweight equity to start the year detracted from Portfolio returns relative to the benchmark. Those losses were more than offset as volatility subsided and the Portfolio became fully invested to benefit from the continuing equity rally.

The Portfolio consists of a significant amount of equity and interest rate derivatives to manage market exposure. Equity futures were used to change the Portfolio’s equity exposure by either buying or selling the contracts. The contracts used in the Portfolio were meant to capture a broad market exposure. The Portfolio used S&P 500 e-mini, S&P 400 e-mini, and Russell 2000 mini contracts listed on the Chicago Mercantile Exchange to capture the exposure in the U.S. large cap, mid cap, and small cap markets, respectively. In addition, the MSCI EAFE contract listed on the Intercontinental Exchange was used for exposure to World equity markets. Interest rate derivatives were used as an additional source of diversification and added exposure to interest rates. The decrease in interest rates during the period contributed a 0.1% gain to the Portfolio.

As of June 30, 2019, the Portfolio allocation was 69.3% in equity and 39.9% fixed income. The equity allocation was invested in a variety of U.S. and foreign equity indices. The allocation was as follows: 33.8% invested in the S&P 500, representing U.S. Large Cap;

BHFTI-1

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Managed by Brighthouse Investment Advisers, LLC and MetLife Investment Management, LLC

Portfolio Manager Commentary*—(Continued)

10.0% invested in the S&P 400, representing U.S. Mid Cap; 4.7% in the Russell 2000, representing U.S. Small Cap; and 20.8% in MSCI EAFE, representing foreign equity. The fixed income exposure was invested in an index portfolio that tracks the Bloomberg Barclays U.S. Aggregate Bond Index.

Base Sleeve

Investment Committee

Brighthouse Investment Advisers, LLC

Overlay Sleeve

Chris Johnson

Portfolio Manager

MetLife Investment Management, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[2]
MetLife Multi-Index Targeted Risk Portfolio
Class B	13.76	7.58	5.11	7.09
Dow Jones Moderate Index	12.03	5.72	5.32	7.31

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 Inception date of the Class B shares is 11/5/2012. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
MetLife Aggregate Bond Index Portfolio (Class A)	39.7
MetLife Stock Index Portfolio (Class A)	17.2
MetLife MSCI EAFE Index Portfolio (Class A)	10.6
MetLife Mid Cap Stock index Portfolio (Class A)	4.7
MetLife Russell 2000 Index Portfolio (Class A)	2.2

Exposure by Asset Class

% of Net Assets
Investment Grade Fixed Income	39.7
U.S. Large Cap Equities	33.6
International Developed Market Equities	20.7
U.S. Mid Cap Equities	10.0
U.S. Small Cap Equities	4.7

*	The percentages noted above are based on the notional amounts by asset class as a percentage of net assets

BHFTI-3

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Multi-Index Targeted Risk Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B (a)	Actual	0.65%	$1,000.00	$1,137.60	$3.45
	Hypothetical*	0.65%	$1,000.00	$1,021.57	$3.26

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Mutual Funds—74.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—74.4%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	69,961,779	$758,385,685
MetLife Mid Cap Stock index Portfolio (Class A) (a)	5,245,991	89,653,989
MetLife MSCI EAFE Index Portfolio (Class A) (a)	15,086,050	202,605,650
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,226,279	42,121,193
MetLife Stock Index Portfolio (Class A) (a)	6,518,956	329,663,618

Total Mutual Funds (Cost $1,393,512,401)		1,422,430,135

Short-Term Investments—25.4%

Discount Notes—18.7%
Federal Home Loan Bank
1.209%, 07/02/19 (b)	40,000,000	39,997,556
2.059%, 07/08/19 (b)	10,000,000	9,995,722
2.148%, 07/09/19 (b)	43,000,000	42,978,978
2.150%, 07/24/19 (b)	3,000,000	2,995,783
2.151%, 07/11/19 (b)	17,000,000	16,989,611
2.176%, 08/13/19 (b) (c)	30,000,000	29,920,808
2.235%, 07/12/19 (b)	21,800,000	21,785,346
2.244%, 07/19/19 (b)	57,200,000	57,137,080
2.261%, 07/31/19 (b)	7,000,000	6,987,167
2.306%, 07/15/19 (b)	25,000,000	24,978,611
2.324%, 08/14/19 (b)	79,000,000	78,786,612
2.338%, 09/06/19 (b)	10,000,000	9,959,800
2.362%, 08/01/19 (b)	16,000,000	15,969,551

		358,482,625

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $265,473; collateralized by U.S. Treasury Inflation Indexed Note at 0.125%, maturing 01/15/22, with a market value of $274,843.	265,446	265,446

U.S. Treasury—6.7%
U.S. Treasury Bills
1.163%, 07/02/19 (b)	18,000,000	17,999,032
1.930%, 07/09/19 (b) (d)	61,000,000	60,973,143
2.000%, 07/23/19 (b)	32,000,000	31,959,344
2.196%, 07/11/19 (b) (d)	17,000,000	16,990,830

		127,922,349

Total Short-Term Investments (Cost $486,638,209)		486,670,420

Total Investments— 99.8% (Cost $1,880,150,610)		1,909,100,555
Other assets and liabilities (net)—0.2%		3,491,898

Net Assets—100.0%		$1,912,592,453

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2019, the market value of securities pledged was $29,920,808.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2019, the market value of securities pledged was $23,288,056.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
MSCI EAFE Index Mini Futures	09/20/19	2,001	USD	192,426,165	$3,164,589
Russell 2000 Index E-Mini Futures	09/20/19	600	USD	47,013,000	881,142
S&P 500 Index E-Mini Futures	09/20/19	2,128	USD	313,262,880	5,072,237
S&P Midcap 400 Index E-Mini Futures	09/20/19	520	USD	101,400,000	2,365,256

Net Unrealized Appreciation					$11,483,224

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	2.050%	Semi-Annually	09/11/29	USD	97,000,000	$656,370	$(154,142)	$810,512
Pay	3M LIBOR	Quarterly	2.410%	Semi-Annually	08/13/29	USD	97,000,000	3,862,880	(5,511)	3,868,391
Pay	3M LIBOR	Quarterly	2.490%	Semi-Annually	07/10/29	USD	98,000,000	4,616,770	(53,496)	4,670,266
Pay	3M LIBOR	Quarterly	2.640%	Semi-Annually	06/13/29	USD	97,000,000	5,878,200	26,128	5,852,072

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	2.680%	Semi-Annually	04/09/29	USD	98,000,000	$6,272,127	$59,521	$6,212,606
Pay	3M LIBOR	Quarterly	2.690%	Semi-Annually	05/14/29	USD	97,000,000	6,314,797	(3,386)	6,318,183

Totals								$27,601,144	$(130,886)	$27,732,030

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,422,430,135	$—	$—	$1,422,430,135
Total Short-Term Investments*	—	486,670,420	—	486,670,420
Total Investments	$1,422,430,135	$486,670,420	$—	$1,909,100,555

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$11,483,224	$—	$—	$11,483,224
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$27,732,030	$—	$27,732,030

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a)	$486,670,420
Affiliated investments at value (b)	1,422,430,135
Cash	1,966,145
Receivable for:
Fund shares sold	52,420
Interest	27
Variation margin on futures contracts	4,080,226

Total Assets	1,915,199,373
Liabilities
Payables for:
Fund shares redeemed	710,093
Variation margin on centrally cleared swap contracts	1,015,344
Accrued Expenses:
Management fees	264,802
Distribution and service fees	386,762
Deferred trustees’ fees	112,506
Other expenses	117,413

Total Liabilities	2,606,920

Net Assets	$1,912,592,453

Net Assets Consist of:
Paid in surplus	$1,755,987,694
Distributable earnings (Accumulated losses)	156,604,759

Net Assets	$1,912,592,453

Net Assets
Class B	$1,912,592,453
Capital Shares Outstanding*
Class B	151,880,508
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$12.59

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $486,638,209.
(b)	Identified cost of affiliated investments was $1,393,512,401.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends from affiliated investments	$37,584,536
Interest	5,263,324

Total investment income	42,847,860
Expenses
Management fees	1,544,282
Administration fees	25,654
Custodian and accounting fees	26,913
Distribution and service fees—Class B	2,293,783
Audit and tax services	18,433
Legal	22,464
Trustees’ fees and expenses	31,324
Shareholder reporting	7,818
Insurance	1,510
Miscellaneous	5,682

Total expenses	3,977,863

Net Investment Income	38,869,997

Net Realized and Unrealized Gain
Net realized gain on:
Investments	798
Affiliated investments	3,259,580
Futures contracts	36,562,530
Swap contracts	31,903,149
Capital gain distributions from affiliated investments	37,916,337

Net realized gain	109,642,394

Net change in unrealized appreciation on:
Investments	32,603
Affiliated investments	63,348,939
Futures contracts	17,421,548
Swap contracts	8,876,080

Net change in unrealized appreciation	89,679,170

Net realized and unrealized gain	199,321,564

Net Increase in Net Assets From Operations	$238,191,561

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$38,869,997	$38,044,570
Net realized gain (loss)	109,642,394	(50,190,408)
Net change in unrealized appreciation (depreciation)	89,679,170	(126,678,765)

Increase (decrease) in net assets from operations	238,191,561	(138,824,603)

From Distributions to Shareholders
Class B	(40,340,203)	(158,328,570)

Total distributions	(40,340,203)	(158,328,570)

Increase (decrease) in net assets from capital share transactions	(42,127,265)	42,534,204

Total increase (decrease) in net assets	155,724,093	(254,618,969)

Net Assets
Beginning of period	1,756,868,360	2,011,487,329

End of period	$1,912,592,453	$1,756,868,360

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	1,621,965	$19,547,724	5,546,938	$68,971,853
Reinvestments	3,277,027	40,340,203	13,085,006	158,328,570
Redemptions	(8,385,828)	(102,015,192)	(14,968,105)	(184,766,219)

Net increase (decrease)	(3,486,836)	$(42,127,265)	3,663,839	$42,534,204

Increase (decrease) derived from capital shares transactions		$(42,127,265)		$42,534,204

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.31		$13.26	$11.97	$11.62	$12.24	$11.24

Income (Loss) from Investment Operations
Net investment income (a)	0.25		0.25	0.20	0.18	0.18	0.14
Net realized and unrealized gain (loss)	1.30		(1.13)	1.63	0.32	(0.31)	0.90

Total income (loss) from investment operations	1.55		(0.88)	1.83	0.50	(0.13)	1.04

Less Distributions
Distributions from net investment income	(0.27)		(0.23)	(0.19)	(0.15)	(0.15)	0.00
Distributions from net realized capital gains	0.00		(0.84)	(0.35)	0.00	(0.34)	(0.04)

Total distributions	(0.27)		(1.07)	(0.54)	(0.15)	(0.49)	(0.04)

Net Asset Value, End of Period	$12.59		$11.31	$13.26	$11.97	$11.62	$12.24

Total Return (%) (b)	13.76	(c)	(7.18)	15.54	4.36	(1.21)	9.26

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.43	(e)	0.43	0.43	0.43	0.44	0.47
Net ratio of expenses to average net assets (%) (d)	0.43	(e)	0.43	0.43	0.43	0.44	0.47 (f)
Ratio of net investment income to average net assets (%) (g)	2.17	(e)	1.98	1.61	1.50	1.44	1.21
Portfolio turnover rate (%)	5	(c)	8	4	4	0 (h)	1
Net assets, end of period (in millions)	$1,912.6		$1,756.9	$2,011.5	$1,800.9	$1,455.2	$953.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of expenses reimbursed by the Adviser.
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(h)	Rounds to less than 1%.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is MetLife Multi-Index Targeted Risk Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

The Portfolio invests approximately 75% of its assets (the “Base Portion”) in other Portfolios of the Brighthouse Funds Trust II (“Underlying Portfolios”) and approximately 25% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures and interest rate swaps.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying Portfolios are valued at their closing daily NAV on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses for such Underlying Portfolios.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-10

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had investments in repurchase agreements with a gross value of $265,446, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

BHFTI-11

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity derivative instruments, consisting primarily of stock index futures, was used to increase or decrease the Portfolio’s overall equity exposure. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master

BHFTI-12

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$27,732,030
Equity	Unrealized appreciation on futures contracts (b) (c)	11,483,224

		$39,215,254

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Total
Futures contracts	$—	$36,562,530	$36,562,530
Swap contracts	31,903,149	—	31,903,149

	$31,903,149	$36,562,530	$68,465,679

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Total
Futures contracts	$—	$17,421,548	$17,421,548
Swap contracts	8,876,080	—	8,876,080

	$8,876,080	$17,421,548	$26,297,628

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$499,878,360
Swap contracts	584,000,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-13

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or Master Repurchase Agreements (“MRAs”), which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-14

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$94,748,770	$0	$74,879,283

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is responsible for managing the Base Portion of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with MetLife Investment Management, LLC (“MIM”) for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by Brighthouse Investment Advisers (Overlay Portion managed by MIM) for the six months ended June 30, 2019	% per annum	Average Daily Net Assets of the Overlay Portion
$1,125,227	0.500%	First $250 million
	0.485%	$250 million to $500 million
	0.470%	$500 million to $1 billion
	0.450%	Over $1 billion

Management Fees earned by Brighthouse Investment Advisers (Base Portion managed by the Adviser) for the six months ended June 30, 2019	% per annum	Average Daily Net Assets of the Base Portion
$419,055	0.070%	First $500 million
	0.060%	$500 million to $1 billion
	0.050%	Over $1 billion

In addition to the above management fees paid to the Adviser, the Portfolio indirectly pays the Adviser a management fee through its investment in the Underlying Portfolios.

For providing subadvisory services to the Portfolio, the Adviser has agreed to pay MIM an investment subadvisory fee based upon annual rates applied to the Overlay Portion of the Portfolio’s average daily net assets as follows:

% per annum	Average Daily Net Assets
0.200%	First $250 million
0.185%	$250 million to $500 million
0.170%	$500 million to $1 billion
0.150%	Over $1 billion

Fees earned by MIM with respect to the Portfolio for the six months ended June 30, 2019 were $440,713.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

BHFTI-15

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2019 were as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation	Ending Value as of June 30, 2019
MetLife Aggregate Bond Index Portfolio	$751,123,575	$24,549,799	$(37,873,206)	$(445,842)	$21,031,359	$758,385,685
MetLife Mid Cap Stock index Portfolio	70,914,691	17,350,455	(1,479,005)	129,685	2,738,163	89,653,989
MetLife MSCI EAFE Index Portfolio	196,319,193	6,977,458	(21,815,879)	427,352	20,697,526	202,605,650
MetLife Russell 2000 Index Portfolio	27,356,033	14,690,752	(76,792)	(2)	151,202	42,121,193
MetLife Stock Index Portfolio	290,238,637	31,180,307	(13,634,402)	3,148,387	18,730,689	329,663,618

	$1,335,952,129	$94,748,771	$(74,879,284)	$3,259,580	$63,348,939	$1,422,430,135

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held June 30, 2019
MetLife Aggregate Bond Index Portfolio	$—	$23,647,511	69,961,779
MetLife Mid Cap Stock index Portfolio	8,509,823	1,221,684	5,245,991
MetLife MSCI EAFE Index Portfolio	1,442,485	5,332,823	15,086,050
MetLife Russell 2000 Index Portfolio	3,944,884	492,118	2,226,279
MetLife Stock Index Portfolio	24,019,145	6,890,400	6,518,956

	$37,916,337	$37,584,536

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-16

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,880,664,067

Gross unrealized appreciation	84,977,184
Gross unrealized depreciation	(17,456,328)

Net unrealized appreciation (depreciation)	$67,520,856

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$60,836,583	$53,028,650	$97,491,987	$25,925,117	$158,328,570	$78,953,767

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$40,053,694	$—	$(16,219,990)	$(64,983,230)	$(41,149,526)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated short-term capital losses of $64,983,230.

BHFTI-17

Brighthouse Funds Trust I

MFS Research International Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the MFS Research International Portfolio returned 17.73%, 17.47%, and 17.59%, respectively. The Portfolio’s benchmarks, the MSCI EAFE Index1 and the MSCI All Country World (ex-U.S.) Index2, returned 14.03% and 13.60%, respectively.

MARKET ENVIRONMENT / CONDITIONS

Changes in market sentiment, driven largely by uncertainty over the outcome of trade negotiations between the U.S. and China, contributed to periodic bouts of volatility during the reporting period. The global economy decelerated throughout the period, led by weakness in China and Europe.

The deteriorating global growth backdrop, along with declining inflationary pressures, prompted the U.S. Federal Reserve (the “Fed”) to adopt a more dovish policy stance during the first half of 2019, which resulted in a sharp decline in long-term interest rates during the period, inverting portions of the Treasury yield curve. Consequently, markets anticipate several Fed rate cuts in the coming quarters.

Globally, central banks have tilted more dovish as well, with China lowering reserve requirements, the Bank of Canada and Bank of England holding rates steady and the European Central Bank extending a low-interest-rate refinancing facility for eurozone banks to encourage the continued flow of credit and to hold out the possibility of further lowering rates and resuming asset purchases.

Emerging markets experienced considerable volatility during the period as tighter global financial conditions exposed structural weakness in some countries. Those pressures were somewhat relieved toward the end of the period as the Fed became more dovish. Diminished hopes for a trade deal between the U.S. and China weighed on sentiment at the end of the period. Idiosyncratic factors negatively impacted some emerging economies, such as Argentina and Turkey.

From a geopolitical perspective, a change in leadership in the United Kingdom (“U.K.”), caused by a lack of consensus on the best path toward Brexit (the U.K. proposal to leave the European Union), a fractious Eurosceptic Italian coalition government and a weakening of Angela Merkel’s grip on the German chancellorship were sources of uncertainty in Europe. In emerging markets, new Brazilian president Jair Bolsonaro took office, with markets generally encouraged by his market-friendly agenda. In contrast, markets appeared to have been nervous about the less-market-friendly approach of Mexico’s new president Andrés Manuel López Obrador.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio posted positive results and outperformed its benchmarks for the six month period.

Strong stock selection in the Consumer Discretionary sector was a primary contributor to performance relative to the MSCI EAFE Index, led by overweight positions in luxury goods company LVMH (France) and sportswear and sports equipment manufacturer Adidas (Germany).

Stock selection in the Materials sector bolstered relative performance. Within this sector, holding shares of industrial gas supplier Linde (Germany) and an overweight allocation to specialty chemical products maker Sika (Switzerland) aided relative returns.

Security selection in both the Communication Services and Financials sectors also strengthened relative performance. Within the Communication Services sector, an overweight allocation to technology and telecommunications services provider SoftBank (Japan) buoyed relative returns. Within the Financials sector, holding shares of risk management and human capital consulting services provider Aon and market operator TMX Group (Canada) helped relative results.

Elsewhere, overweight positions in electrical distribution equipment manufacturer Schneider Electric (France) and electrical and electronic products manufacturer Techtronic Industries (Hong Kong) contributed to relative performance. In addition, holding shares of software engineering solutions and technology services provider EPAM Systems further supported relative results.

Individual stocks that detracted from relative returns included overweight positions in parcel delivery services company Yamato (Japan), financial services company AEON Financial Services (Japan), drug store operator Sundrug (Japan), investment management and banking firm UBS (Switzerland) and financial services firm AIB Group (Ireland). Additionally, not owning shares of enterprise applications company SAP (Germany), aerospace company Airbus (France) and pharmaceutical company Novartis (Switzerland), and holding shares of internet search engine and online computer games provider NAVER (South Korea) and custom IT consulting and technology services provider Cognizant Technology Solutions, further weakened relative results.

The Portfolio’s cash and/or cash equivalents position during the period was also a detractor from relative performance. Under normal market conditions, the Portfolio strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets appreciated, as measured by the Portfolio’s benchmarks, holding cash held back performance versus the benchmarks, which has no cash position.

For the six month period ending June 30, 2019, we did not make any significant shifts in our sector or industry positioning for the Portfolio. We did, however, make a number of changes in individual holdings.

BHFTI-1

Brighthouse Funds Trust I

MFS Research International Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary*—(Continued)

In Financial Services, we initiated a position in Hong Kong Exchange, a leading platform for equity trading between mainland China and Hong Kong. In our view, the company should benefit from long-term structural growth opportunities resulting from the recent inclusion of China A-shares in the MSCI indexes, and the company’s subsequent recent launch of A-shares future derivatives contracts. We added to our position in Dutch financial services firm Euronext, which operates market exchanges in Amsterdam, Brussels, Lisbon, London, Dublin and Paris, and we eliminated our investment in Austrian banking firm Erste on concerns about possible credit losses if the European economy should slow down.

In Consumer Cyclicals, we initiated a position in Swiss luxury goods company Richemont, where we favor the company’s portfolio of jewelry brands as well as the opportunity to improve margins in watches, and we added to our holdings of German athletic apparel maker Adidas. We initiated a position in Chinese jobs portal 51 Jobs based on its strong 20-year track record of managing cyclicality, increasing value-added services to its customers and attractive valuation, and we exited our position in U.K. grocer Tesco, where the grocery store industry is increasingly competitive. We eliminated our investment in U.K.-based marketing and advertising firm WPP, due to the risks associated with the its restructuring efforts, which are complicated by the effects of digital disruption on the advertising industry.

In Capital Goods, we sold out of our position in U.K.-based mining company Rio Tinto position during the quarter. The iron ore price, to which Rio Tinto is most exposed, has risen strongly this year due in large part to supply disruptions among competitors. Evaluating the stock based on our estimate of a normalized iron price, which is 35% below current spot prices, suggests that the stock’s valuation is overextended. In Energy, we exited German utility company E.On, where we felt the current valuation does not fully account for the regulatory risks the company is facing.

The Portfolio maintained its sector neutral positioning across eight broad global sectors, relative to the MSCI EAFE Index. As of June 30, 2019, the Portfolio was overweight Information Technology (“IT”), in particular IT Services, where we favored several well-positioned specialty service providers. The Portfolio was underweight Consumer Discretionary, where we avoided many of the manufacturers of autos and their components, based on our concerns about the capital intensity and overcapacity in the auto industry. Within Financials, the Portfolio was underweight the Major Banks and overweight Diversified Financials, which was typically where we find higher returns on capital in the sector, as compared to the many of the larger banks. On balance, we believe the Portfolio remained conservatively positioned, as we favored higher quality, less cyclical companies with more conservative balance sheets across the global sectors.

Victoria Higley

Camille Humphries Lee

Portfolio Managers

Massachusetts Financial Services Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

MFS Research International Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EAFE INDEX & THE MSCI AC WORLD (EX-U.S.) INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
MFS Research International Portfolio
Class A	17.73	2.94	2.93	7.44
Class B	17.47	2.68	2.67	7.16
Class E	17.59	2.77	2.77	7.27
MSCI EAFE Index	14.03	1.08	2.25	6.90
MSCI AC World (ex-U.S.) Index	13.60	1.29	2.16	6.54

1 The MSCI Europe, Australasia and Far East Index (“MSCI EAFE Index”) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

2 The MSCI AC World (ex-U.S.) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Nestle S.A.	3.3
Roche Holding AG	2.7
Linde plc	2.4
Schneider Electric SE	2.2
LVMH Moet Hennessy Louis Vuitton SE	2.1
AIA Group, Ltd.	2.1
Novo Nordisk A/S- Class B	1.8
Aon plc	1.6
BP plc	1.6
EssilorLuxottica S.A.	1.6

Top Countries

% of Net Assets
Japan	19.5
Switzerland	13.4
United Kingdom	11.8
France	10.6
Germany	7.3
Hong Kong	4.8
United States	4.5
Australia	3.2
Spain	2.7
Netherlands	2.5

BHFTI-3

Brighthouse Funds Trust I

MFS Research International Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MFS Research International Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.65%	$1,000.00	$1,177.30	$3.51
	Hypothetical*	0.65%	$1,000.00	$1,021.57	$3.26

Class B (a)	Actual	0.90%	$1,000.00	$1,174.70	$4.85
	Hypothetical*	0.90%	$1,000.00	$1,020.33	$4.51

Class E (a)	Actual	0.80%	$1,000.00	$1,175.90	$4.32
	Hypothetical*	0.80%	$1,000.00	$1,020.83	$4.01

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Australia—3.2%
APA Group	1,378,870	$10,472,265
Brambles, Ltd.	2,052,589	18,598,108
Caltex Australia, Ltd.	537,832	9,354,105
Oil Search, Ltd.	1,614,264	8,039,782
Sonic Healthcare, Ltd.	544,459	10,375,778

		56,840,038

Belgium—1.0%
KBC Group NV	266,968	17,500,467

Brazil—0.4%
Ambev S.A. (ADR) (a)	1,492,690	6,970,862

Canada—2.4%
Constellation Software, Inc.	10,046	9,468,348
Enbridge, Inc.	264,754	9,562,723
Ritchie Bros Auctioneers, Inc. (a)	263,921	8,776,877
TMX Group, Ltd.	201,317	14,004,795

		41,812,743

China—1.7%
51job, Inc. (ADR) (a) (b)	118,372	8,937,086
China Resources Gas Group, Ltd.	2,006,424	9,946,821
Yum China Holdings, Inc.	233,641	10,794,214

		29,678,121

Denmark—2.2%
Novo Nordisk A/S - Class B	624,271	31,843,926
Orsted A/S	85,990	7,442,131

		39,286,057

France—10.6%
BNP Paribas S.A.	468,498	22,290,372
Danone S.A. (a)	242,096	20,532,251
EssilorLuxottica S.A.	211,742	27,678,551
L’Oreal S.A.	74,301	21,164,269
Legrand S.A.	264,835	19,406,154
LVMH Moet Hennessy Louis Vuitton SE (a)	89,285	38,007,866
Schneider Electric SE	426,204	38,659,914

		187,739,377

Germany—7.3%
adidas AG	73,941	22,827,402
Bayer AG	338,659	23,523,024
GEA Group AG	479,567	13,624,509
Grand City Properties S.A.	875,521	20,010,657
LEG Immobilien AG	189,755	21,401,217
Scout24 AG (b)	147,269	7,814,715
Symrise AG	207,909	20,006,085

		129,207,609

Greece—0.5%
Hellenic Telecommunications Organization S.A. (b)	631,995	9,348,759

Hong Kong—4.8%
AIA Group, Ltd.	3,408,828	$36,851,625
CLP Holdings, Ltd.	1,306,000	14,389,308
Hong Kong Exchanges and Clearing, Ltd.	430,200	15,205,811
Techtronic Industries Co., Ltd.	2,532,500	19,421,106

		85,867,850

India—0.9%
HDFC Bank, Ltd.	459,049	16,263,560

Ireland—1.5%
AIB Group plc	3,875,544	15,899,804
Flutter Entertainment plc	90,152	6,791,838
Ryanair Holdings plc (ADR) (b)	68,055	4,365,048

		27,056,690

Israel—1.4%
Check Point Software Technologies, Ltd. (b)	130,799	15,121,672
Mellanox Technologies, Ltd. (b)	93,468	10,344,104

		25,465,776

Italy—2.3%
Cerved Group S.p.A.	367,205	3,251,965
Eni S.p.A.	1,044,282	17,297,876
Intesa Sanpaolo S.p.A.	9,146,218	19,573,112

		40,122,953

Japan—19.5%
AEON Financial Service Co., Ltd.	990,199	15,915,968
Daikin Industries, Ltd.	207,800	27,198,890
Fujitsu, Ltd.	49,500	3,445,835
Hitachi, Ltd.	508,900	18,703,083
Japan Tobacco, Inc.	564,631	12,477,901
Kansai Paint Co., Ltd.	414,300	8,711,435
Kao Corp.	225,600	17,211,055
KDDI Corp.	879,300	22,401,549
Koito Manufacturing Co., Ltd.	302,600	16,196,503
Kubota Corp.	1,313,400	21,898,902
Kyocera Corp.	122,000	7,984,040
Kyowa Hakko Kirin Co., Ltd.	423,900	7,639,766
Mitsubishi UFJ Financial Group, Inc.	4,057,400	19,396,644
Nitto Denko Corp.	242,200	11,928,547
Nomura Research Institute, Ltd.	937,800	15,068,627
Santen Pharmaceutical Co., Ltd.	1,536,100	25,503,347
SoftBank Group Corp.	427,000	20,576,589
Sundrug Co., Ltd.	249,970	6,773,765
Terumo Corp.	795,900	23,765,773
TOTO, Ltd.	431,300	17,081,443
USS Co., Ltd.	960,100	18,949,454
Yamato Holdings Co., Ltd.	371,966	7,577,541

		346,406,657

Malaysia—0.3%
Malaysia Airports Holdings Bhd	2,202,500	4,554,366

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—2.5%
Akzo Nobel NV	273,520	$25,709,474
Euronext NV	241,243	18,256,904

		43,966,378

Portugal—0.9%
Galp Energia SGPS S.A.	1,053,893	16,246,901

South Korea—0.9%
NAVER Corp.	66,875	6,601,904
Samsung Electronics Co., Ltd.	244,853	9,983,141

		16,585,045

Spain—2.7%
Aena SME S.A.	34,835	6,904,736
Amadeus IT Group S.A.	240,409	19,025,030
Iberdrola S.A.	2,117,292	21,119,727

		47,049,493

Sweden—0.9%
Tele2 AB - B Shares	463,452	6,768,590
Telefonaktiebolaget LM Ericsson - B Shares	927,149	8,798,915

		15,567,505

Switzerland—13.4%
Cie Financiere Richemont S.A.	189,093	16,049,079
Dufry AG (b)	57,460	4,867,329
Julius Baer Group, Ltd. (b)	425,421	18,978,479
Nestle S.A.	559,431	57,917,183
Roche Holding AG	173,058	48,692,688
Schindler Holding AG (Participation Certificate)	76,102	16,942,596
Sika AG	118,888	20,291,866
Swiss Re AG	114,001	11,590,292
UBS Group AG (b)	2,027,477	24,095,642
Zurich Insurance Group AG	54,126	18,847,337

		238,272,491

Taiwan—1.4%
Silicon Motion Technology Corp. (ADR) (a)	135,839	6,028,535
Taiwan Semiconductor Manufacturing Co., Ltd.	2,410,468	18,388,332

		24,416,867

Thailand—0.7%
Advanced Info Service PCL	1,753,600	12,465,470

United Kingdom—11.8%
Barclays plc	4,612,571	8,792,279
BP plc	4,041,826	28,245,980
British American Tobacco plc	630,866	22,019,742
Cairn Energy plc (b)	3,857,425	8,508,989
Croda International plc	333,662	21,697,146
Hiscox, Ltd.	749,427	16,146,582
Just Eat plc (b)	1,040,311	8,261,044

United Kingdom—(Continued)
Linde plc	215,664	43,368,589
Melrose Industries plc	3,376,270	7,770,953
Reckitt Benckiser Group plc	261,097	20,633,801
RELX plc	984,372	23,821,452

		209,266,557

United States—4.3%
Aon plc	146,850	28,339,113
Cadence Design Systems, Inc. (b)	101,587	7,193,375
Cognizant Technology Solutions Corp. - Class A	238,279	15,104,506
EPAM Systems, Inc. (b)	71,496	12,375,958
MasterCard, Inc. - Class A	50,229	13,287,077

		76,300,029

Total Common Stocks (Cost $1,518,121,842)		1,764,258,621

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $3,572,798; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $3,647,063.	3,572,441	3,572,441

Total Short-Term Investments (Cost $3,572,441)		3,572,441

Securities Lending Reinvestments (c)—0.9%

Certificates of Deposit—0.2%
Industrial & Commercial Bank of China, Ltd. 2.630%, 08/28/19	2,000,000	2,000,656
Wells Fargo Bank N.A. 2.721%, 3M LIBOR + 0.140%, 07/11/19 (d)	1,500,000	1,499,927

		3,500,583

Commercial Paper—0.0%
Starbird Funding Corp. 2.600%, 07/01/19	249,950	249,949

Repurchase Agreements—0.6%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $998,660; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $1,018,438.	998,468	998,468
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.460%, due on 07/01/19 with a maturity value of $1,000,205; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.760%, due on 08/02/19 with a maturity value of $501,342; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	$500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $600,130; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $87,338; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $89,065.	87,318	87,318
Goldman Sachs & Co. Repurchase Agreement dated 06/28/19 at 2.510%, due on 07/01/19 with a maturity value of $3,000,628; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 09/20/26 - 04/20/49, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $2,000,422; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $2,048,071.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $2,000,412; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,155,136.	2,000,000	2,000,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $1,000,206; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,077,568.	1,000,000	1,000,000

		11,185,786

Time Deposits—0.1%
Nordea Bank New York 2.310%, 07/01/19	800,000	800,000

Time Deposits—(Continued)
Royal Bank of Canada 2.500%, 07/01/19	800,000	800,000

		1,600,000

Total Securities Lending Reinvestments (Cost $16,535,786)		16,536,318

Total Investments—100.6% (Cost $1,538,230,069)		1,784,367,380
Other assets and liabilities (net)—(0.6)%		(11,122,492)

Net Assets—100.0%		$1,773,244,888

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $19,416,273 and the collateral received consisted of cash in the amount of $16,535,737 and non-cash collateral with a value of $3,786,897. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)	American Depositary Receipt
(LIBOR)	London Interbank Offered Rate

Ten Largest Industries as of June 30, 2019 (Unaudited)	% of Net Assets
Chemicals	8.6
Pharmaceuticals	7.7
Banks	6.7
Insurance	6.3
Textiles, Apparel & Luxury Goods	5.9
Oil, Gas & Consumable Fuels	5.5
Capital Markets	5.1
Food Products	4.4
IT Services	4.4
Machinery	4.1

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$56,840,038	$—	$56,840,038
Belgium	—	17,500,467	—	17,500,467
Brazil	6,970,862	—	—	6,970,862
Canada	41,812,743	—	—	41,812,743
China	19,731,300	9,946,821	—	29,678,121
Denmark	—	39,286,057	—	39,286,057
France	—	187,739,377	—	187,739,377
Germany	—	129,207,609	—	129,207,609
Greece	—	9,348,759	—	9,348,759
Hong Kong	—	85,867,850	—	85,867,850
India	—	16,263,560	—	16,263,560
Ireland	4,365,048	22,691,642	—	27,056,690
Israel	25,465,776	—	—	25,465,776
Italy	—	40,122,953	—	40,122,953
Japan	—	346,406,657	—	346,406,657
Malaysia	—	4,554,366	—	4,554,366
Netherlands	—	43,966,378	—	43,966,378
Portugal	—	16,246,901	—	16,246,901
South Korea	—	16,585,045	—	16,585,045
Spain	—	47,049,493	—	47,049,493
Sweden	—	15,567,505	—	15,567,505
Switzerland	—	238,272,491	—	238,272,491
Taiwan	6,028,535	18,388,332	—	24,416,867
Thailand	12,465,470	—	—	12,465,470
United Kingdom	—	209,266,557	—	209,266,557
United States	76,300,029	—	—	76,300,029
Total Common Stocks	193,139,763	1,571,118,858	—	1,764,258,621
Total Short-Term Investment*	—	3,572,441	—	3,572,441
Total Securities Lending Reinvestments*	—	16,536,318	—	16,536,318
Total Investments	$193,139,763	$1,591,227,617	$—	$1,784,367,380

Collateral for Securities Loaned (Liability)	$—	$(16,535,737)	$—	$(16,535,737)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

MFS Research International Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,784,367,380
Cash denominated in foreign currencies (c)	661,674
Receivable for:
Investments sold	7,369
Fund shares sold	33,430
Dividends and interest	8,246,737

Total Assets	1,793,316,590
Liabilities
Collateral for securities loaned	16,535,737
Payables for:
Fund shares redeemed	1,123,385
Foreign taxes	575,694
Accrued Expenses:
Management fees	851,113
Distribution and service fees	115,722
Deferred trustees’ fees	138,821
Other expenses	731,230

Total Liabilities	20,071,702

Net Assets	$1,773,244,888

Net Assets Consist of:
Paid in surplus	$1,498,747,346
Distributable earnings (Accumulated losses) (d)	274,497,542

Net Assets	$1,773,244,888

Net Assets
Class A	$1,195,374,758
Class B	570,461,304
Class E	7,408,826
Capital Shares Outstanding*
Class A	100,319,680
Class B	48,292,420
Class E	623,855
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.92
Class B	11.81
Class E	11.88

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,538,230,069.
(b)	Includes securities loaned at value of $19,416,273.
(c)	Identified cost of cash denominated in foreign currencies was $661,920.
(d)	Includes foreign capital gains tax of $575,694.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$37,897,926
Interest	90,527
Securities lending income	138,137

Total investment income	38,126,590
Expenses
Management fees	5,985,128
Administration fees	35,546
Custodian and accounting fees	256,877
Distribution and service fees—Class B	690,453
Distribution and service fees—Class E	5,338
Audit and tax services	26,920
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	69,136
Insurance	5,874
Miscellaneous	21,578

Total expenses	7,150,637
Less management fee waiver	(892,275)

Net expenses	6,258,362

Net Investment Income	31,868,228

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments (b)	9,179,852
Foreign currency transactions	(3,592)

Net realized gain	9,176,260

Net change in unrealized appreciation on:
Investments (c)	235,776,368
Foreign currency transactions	50,572

Net change in unrealized appreciation	235,826,940

Net realized and unrealized gain	245,003,200

Net Increase in Net Assets From Operations	$276,871,428

(a)	Net of foreign withholding taxes of $3,752,710.
(b)	Net of foreign capital gains tax of $4,898.
(c)	Includes change in foreign capital gains tax of $(539,148).

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

MFS Research International Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$31,868,228	$32,808,506
Net realized gain	9,176,260	103,397,290
Net change in unrealized appreciation (depreciation)	235,826,940	(393,269,487)

Increase (decrease) in net assets from operations	276,871,428	(257,063,691)

From Distributions to Shareholders
Class A	(72,561,162)	(27,161,967)
Class B	(33,379,767)	(11,992,074)
Class E	(436,752)	(166,734)

Total distributions	(106,377,681)	(39,320,775)

Increase (decrease) in net assets from capital share transactions	5,667,378	(121,713,731)

Total increase (decrease) in net assets	176,161,125	(418,098,197)

Net Assets
Beginning of period	1,597,083,763	2,015,181,960

End of period	$1,773,244,888	$1,597,083,763

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	388,393	$4,671,823	816,858	$10,042,965
Reinvestments	6,244,506	72,561,162	2,143,802	27,161,967
Redemptions	(5,947,928)	(71,267,534)	(8,381,817)	(107,094,423)

Net increase (decrease)	684,971	$5,965,451	(5,421,157)	$(69,889,491)

Class B
Sales	845,872	$9,787,842	2,594,020	$31,658,953
Reinvestments	2,895,036	33,379,767	954,783	11,992,074
Redemptions	(3,676,392)	(43,511,978)	(7,623,210)	(94,584,730)

Net increase (decrease)	64,516	$(344,369)	(4,074,407)	$(50,933,703)

Class E
Sales	8,121	$91,706	59,332	$738,073
Reinvestments	37,684	436,752	13,201	166,734
Redemptions	(40,744)	(482,162)	(144,690)	(1,795,344)

Net increase (decrease)	5,061	$46,296	(72,157)	$(890,537)

Increase (decrease) derived from capital shares transactions		$5,667,378		$(121,713,731)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

MFS Research International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.79		$12.79	$10.15	$10.46	$10.93	$12.01

Income (Loss) from Investment Operations
Net investment income (a)	0.22		0.23	0.20	0.21 (b)	0.22	0.34
Net realized and unrealized gain (loss)	1.68		(1.95)	2.67	(0.29)	(0.35)	(1.13)

Total income (loss) from investment operations	1.90		(1.72)	2.87	(0.08)	(0.13)	(0.79)

Less Distributions
Distributions from net investment income	(0.20)		(0.28)	(0.23)	(0.23)	(0.34)	(0.29)
Distributions from net realized capital gains	(0.57)		0.00	0.00	0.00	0.00	0.00

Total distributions	(0.77)		(0.28)	(0.23)	(0.23)	(0.34)	(0.29)

Net Asset Value, End of Period	$11.92		$10.79	$12.79	$10.15	$10.46	$10.93

Total Return (%) (c)	17.73	(d)	(13.81)	28.51	(0.67)	(1.50)	(6.74)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75	(e)	0.75	0.74	0.74	0.76	0.76
Net ratio of expenses to average net assets (%) (f)	0.65	(e)	0.65	0.68	0.68	0.70	0.70
Ratio of net investment income to average net assets (%)	3.80	(e)	1.83	1.75	2.11 (b)	1.95	2.89
Portfolio turnover rate (%)	10	(d)	21	27	37	35	28
Net assets, end of period (in millions)	$1,195.4		$1,075.1	$1,343.7	$1,211.1	$1,241.2	$1,332.2

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.69		$12.67	$10.06	$10.36	$10.83	$11.90

Income (Loss) from Investment Operations
Net investment income (a)	0.21		0.20	0.17	0.19 (b)	0.19	0.30
Net realized and unrealized gain (loss)	1.64		(1.94)	2.64	(0.29)	(0.35)	(1.11)

Total income (loss) from investment operations	1.85		(1.74)	2.81	(0.10)	(0.16)	(0.81)

Less Distributions
Distributions from net investment income	(0.16)		(0.24)	(0.20)	(0.20)	(0.31)	(0.26)
Distributions from net realized capital gains	(0.57)		0.00	0.00	0.00	0.00	0.00

Total distributions	(0.73)		(0.24)	(0.20)	(0.20)	(0.31)	(0.26)

Net Asset Value, End of Period	$11.81		$10.69	$12.67	$10.06	$10.36	$10.83

Total Return (%) (c)	17.47	(d)	(14.00)	28.15	(0.88)	(1.77)	(6.95)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00	(e)	1.00	0.99	0.99	1.01	1.01
Net ratio of expenses to average net assets (%) (f)	0.90	(e)	0.90	0.93	0.93	0.95	0.95
Ratio of net investment income to average net assets (%)	3.56	(e)	1.59	1.49	1.88 (b)	1.70	2.56
Portfolio turnover rate (%)	10	(d)	21	27	37	35	28
Net assets, end of period (in millions)	$570.5		$515.4	$662.7	$600.3	$654.6	$708.9

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

MFS Research International Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.75		$12.74	$10.11	$10.41	$10.89	$11.96

Income (Loss) from Investment Operations
Net investment income (a)	0.21		0.21	0.18	0.20 (b)	0.20	0.31
Net realized and unrealized gain (loss)	1.67		(1.94)	2.66	(0.29)	(0.36)	(1.11)

Total income (loss) from investment operations	1.88		(1.73)	2.84	(0.09)	(0.16)	(0.80)

Less Distributions
Distributions from net investment income	(0.18)		(0.26)	(0.21)	(0.21)	(0.32)	(0.27)
Distributions from net realized capital gains	(0.57)		0.00	0.00	0.00	0.00	0.00

Total distributions	(0.75)		(0.26)	(0.21)	(0.21)	(0.32)	(0.27)

Net Asset Value, End of Period	$11.88		$10.75	$12.74	$10.11	$10.41	$10.89

Total Return (%) (c)	17.59	(d)	(13.91)	28.35	(0.76)	(1.76)	(6.83)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90	(e)	0.90	0.89	0.89	0.91	0.91
Net ratio of expenses to average net assets (%) (f)	0.80	(e)	0.80	0.83	0.83	0.85	0.85
Ratio of net investment income to average net assets (%)	3.65	(e)	1.71	1.58	1.98 (b)	1.80	2.67
Portfolio turnover rate (%)	10	(d)	21	27	37	35	28
Net assets, end of period (in millions)	$7.4		$6.6	$8.8	$7.8	$8.4	$9.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is MFS Research International Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-13

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to adjustments to prior period accumulated balances. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-14

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $3,572,441. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $11,185,786. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

BHFTI-15

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$171,759,191	$0	$228,592,457

The Portfolio engaged in security transactions with other accounts managed by Massachusetts Financial Services Company, the subadviser to the Portfolio, that amounted to $117,497 in purchases and $705,782 in sales of investments, which are included above, and resulted in realized gains of $209,529.

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$5,985,128	0.800%	First $200 million
	0.750%	$200 million to $500 million
	0.700%	$500 million to $1 billion
	0.650%	Over $1 billion

BHFTI-16

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Massachusetts Financial Services Company (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.205%	First $200 million
0.155%	$200 million to $500 million
0.105%	$500 million to $1 billion
0.055%	$1 billion to $2.5 billion
0.075%	Over $2.5 billion

An identical agreement was in place for the period April 30, 2018 through April 30, 2019.

Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-17

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,549,860,910

Gross unrealized appreciation	357,731,796
Gross unrealized depreciation	(123,225,326)

Net unrealized appreciation (depreciation)	$234,506,470

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$39,320,775	$36,856,795	$—	$—	$39,320,775	$36,856,795

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Accumulated Capital Losses	Total
$26,145,672	$79,845,469	$(1,853,813)	$—	$—	$104,137,328

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2018, the Portfolio utilized capital loss carryforwards of $22,179,811

BHFTI-18

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Managed by Morgan Stanley Investment Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the Morgan Stanley Discovery Portfolio returned 43.68%, 43.48%, and 43.53%, respectively. The Portfolio’s benchmark, the Russell Midcap Growth Index1, returned 26.08%.

MARKET ENVIRONMENT / CONDITIONS

U.S. stocks appreciated strongly in the six-month period. The first half of 2019 saw sustained, albeit slower, expansion in the U.S. economy, dovish central bank rhetoric, generally better-than-expected corporate earnings and ongoing geopolitical uncertainty. Fitful trade negotiations between the U.S. and China had yet to yield a deal. Following a period of escalating tensions, the two sides agreed to withhold further tariff increases for the time being. Stock prices rallied sharply at the end of the period as markets grew more convinced that the U.S. Federal Reserve would enact monetary easing to offset the economy’s loss of momentum.

Within the Russell Midcap Growth Index, all sectors posted double-digit returns in the period, led by the Information Technology sector. The Consumer Staples sector had the smallest gain.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The long-term investment horizon and conviction-weighted investment approach embraced by the team since 1998 can result in periods of performance deviation from the benchmark and peers. The Portfolio outperformed the Index this reporting period due to favorable stock selection, while sector allocation had a small negative impact on relative performance.

Stock selection in the Information Technology sector was, by far, the greatest contributor to relative performance. Several holdings in the software-as-a-service area were among the Portfolio’s top contributors during this period, including Coupa Software and Okta, which advanced due to strong fundamentals. Software-as-a-service providers broadly have benefited from a generally strong demand environment, as enterprises continue to embark on digital transformation projects and employ cloud-based solutions to modernize their software and technology infrastructure, improve efficiency, enhance agility in responding to new business opportunities, and harness data to make more informed business decisions. Stock selection in Health Care and Consumer Discretionary also added value. Our selection in Financials and Communication Services stocks provided a smaller boost.

There were few material relative detractors in this period. An overweight allocation to Communication Services was detrimental to relative results, which offset the relative gains of our stock selection there. The overweight allocation to Health Care was another modest underperformer. Holdings which were among the top detractors from Portfolio performance include animal-health technology and services provider Covetrus and payment processing solutions provider Square. Covetrus underperformed due to weakness in its animal health distribution business as well as the departure of a senior executive. Square underperformed despite reporting overall solid financial results, as its management did not raise its financial outlook, owing to higher expected investment spending for the balance of the year.

The Portfolio management team continues to focus on bottom-up stock selection and the long-term outlook for companies owned in the Portfolio; accordingly, the Portfolio has had very little turnover to date, as our ongoing work reaffirms our assessment of quality and competitive advantage in the names owned. At the end of the period, the Portfolio’s largest sector weights were in Information Technology, Health Care, Consumer Discretionary and Communication Services. Conversely, the Portfolio had no exposure to the Consumer Staples, Energy and Real Estate sectors. Neither the Index nor the Portfolio held exposure to the Utilities sector.

Dennis P. Lynch

Sam G. Chainani

Jason C. Yeung

Armistead Nash

David S. Cohen

Alexander T. Norton

Portfolio Managers

Morgan Stanley Investment Management Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-1

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year	Since Inception[2]
Morgan Stanley Discovery Portfolio
Class A	43.68	29.21	14.35	16.82	—
Class B	43.48	28.86	14.07	16.53	—
Class E	43.53	28.96	14.18	—	14.02
Russell Midcap Growth Index	26.08	13.95	11.11	16.02	—

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values.

2 Inception dates of the Class A, Class B and Class E shares are 5/1/2001, 2/12/2001 and 4/27/2010, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Spotify Technology S.A.	4.9
Twilio, Inc. - Class A	4.9
Coupa Software, Inc.	4.7
Shopify, Inc. - Class A	4.7
Veeva Systems, Inc. - Class A	4.6
MongoDB, Inc.	4.5
Twitter, Inc.	4.3
Slack Technologies, Inc. - Class A	3.5
DexCom, Inc.	3.1
Trade Desk, Inc. (The) - Class A	2.7

Top Sectors

% of Net Assets
Information Technology	39.2
Health Care	18.5
Communication Services	15.8
Consumer Discretionary	14.4
Industrials	7.0
Financials	1.7
Materials	1.5

BHFTI-2

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.66%	$1,000.00	$1,436.80	$3.99
	Hypothetical*	0.66%	$1,000.00	$1,021.52	$3.31

Class B (a)	Actual	0.91%	$1,000.00	$1,434.80	$5.49
	Hypothetical*	0.91%	$1,000.00	$1,020.28	$4.56

Class E (a)	Actual	0.81%	$1,000.00	$1,435.30	$4.89
	Hypothetical*	0.81%	$1,000.00	$1,020.78	$4.06

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-3

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—96.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
HEICO Corp. - Class A	129,726	$13,409,777

Biotechnology—3.9%
Alnylam Pharmaceuticals, Inc. (a)	75,023	5,443,669
Covetrus, Inc. (a)	746,751	18,265,529
Exact Sciences Corp. (a) (b)	219,616	25,923,473
Moderna, Inc. (a) (b)	240,832	3,525,781

		53,158,452

Capital Markets—1.7%
MarketAxess Holdings, Inc. (b)	70,057	22,517,721

Commercial Services & Supplies—4.0%
Copart, Inc. (a)	281,835	21,064,348
Rollins, Inc.	555,206	19,915,239
Waste Connections, Inc.	141,981	13,570,544

		54,550,131

Containers & Packaging—1.5%
Ball Corp.	295,363	20,672,456

Diversified Consumer Services—1.0%
ServiceMaster Global Holdings, Inc. (a)	263,648	13,733,424

Entertainment—4.9%
Spotify Technology S.A. (a)	452,880	66,220,114

Health Care Equipment & Supplies—4.8%
DexCom, Inc. (a)	276,937	41,496,240
Penumbra, Inc. (a) (b)	146,694	23,471,040

		64,967,280

Health Care Providers & Services—3.6%
Agilon Health, Inc. (a) (c) (d) (e)	12,946	5,017,093
Guardant Health, Inc. (a) (b)	280,856	24,246,298
HealthEquity, Inc. (a)	312,289	20,423,701

		49,687,092

Health Care Technology—4.6%
Veeva Systems, Inc. - Class A (a)	386,012	62,576,405

Hotels, Restaurants & Leisure—1.5%
Vail Resorts, Inc.	91,132	20,338,840

Household Durables—2.4%
Roku, Inc. (a) (b)	359,592	32,571,843

Interactive Media & Services—10.9%
Match Group, Inc. (b)	311,411	20,948,618
Pinterest, Inc. - Class A (a) (b)	1,069,121	29,101,474
Snap, Inc. - Class A (a)	939,069	13,428,687
Twitter, Inc. (a)	1,687,575	58,896,367
Zillow Group, Inc. - Class C (a) (b)	572,106	26,539,997

		148,915,143

Internet & Direct Marketing Retail—8.0%
Chewy, Inc. - Class A (a)	313,936	10,987,760
Farfetch, Ltd. - Class A (a) (b)	992,938	20,653,111
MercadoLibre, Inc. (a)	56,094	34,316,626
Overstock.com, Inc. (a) (b)	631,937	8,594,343
Wayfair, Inc. - Class A (a) (b)	233,753	34,127,938

		108,679,778

IT Services—21.2%
Adyen NV (a)	27,576	21,293,513
Broadridge Financial Solutions, Inc.	157,224	20,074,360
MongoDB, Inc. (a) (b)	402,743	61,253,183
Okta, Inc. (a) (b)	277,213	34,238,578
Shopify, Inc. - Class A (a)	210,733	63,251,510
Square, Inc. - Class A (a)	295,071	21,401,500
Twilio, Inc. - Class A (a) (b)	484,658	66,083,118

		287,595,762

Machinery—1.0%
Fortive Corp.	171,841	14,008,478

Pharmaceuticals—1.5%
Elanco Animal Health, Inc. (a)	607,924	20,547,831

Professional Services—1.0%
Verisk Analytics, Inc.	93,559	13,702,651

Software—16.0%
Anaplan, Inc. (a)	417,331	21,062,696
Coupa Software, Inc. (a) (b)	504,730	63,903,865
Slack Technologies, Inc. - Class A (a)	1,257,753	47,165,737
Smartsheet, Inc. - Class A (a)	701,644	33,959,570
Trade Desk, Inc. (The) - Class A (a)	162,639	37,045,911
Zoom Video Communications, Inc. - Class A (a) (b)	155,024	13,764,581

		216,902,360

Specialty Retail—1.5%
Carvana Co. (a) (b)	316,562	19,813,616

Total Common Stocks (Cost $1,017,353,291)		1,304,569,154

Convertible Preferred Stock—1.8%

Internet & Direct Marketing Retail—1.8%
Airbnb, Inc. - Series D (a) (c) (d) (e) (Cost $7,659,587)	188,136	24,068,238

Preferred Stocks—0.3%

Software—0.3%
Palantir Technologies, Inc. - Series G (a) (c) (d) (e)	541,563	2,567,008
Palantir Technologies, Inc. - Series H (a) (c) (d) (e)	174,289	826,130
Palantir Technologies, Inc. - Series H-1 (a) (c) (d) (e)	174,289	826,130

Total Preferred Stocks (Cost $2,880,691)		4,219,268

See accompanying notes to financial statements.

BHFTI-4

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Internet & Direct Marketing Retail—0.0%
Flipkart Escrow Receivable (a) (c) (d) (e) (Cost $0)	60,812	$155,679

Short-Term Investment—5.1%

Repurchase Agreement—5.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $69,943,720; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $71,337,994.	69,936,727	69,936,727

Total Short-Term Investments (Cost $69,936,727)		69,936,727

Securities Lending Reinvestments (f)—25.5%

Bank Note—0.3%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (g)	4,000,000	4,018,017

Certificates of Deposit—17.4%
ABN AMRO Bank NV Zero Coupon, 07/05/19	9,912,326	9,995,300
Banco Del Estado De Chile New York
2.564%, 1M LIBOR + 0.160%, 11/22/19 (g)	3,000,000	3,000,255
2.592%, 1M LIBOR + 0.180%, 10/09/19 (g)	3,000,000	3,000,423
Banco Santander S.A.
2.590%, 07/16/19	5,000,000	5,000,645
2.600%, 07/05/19	5,000,000	5,000,260
Bank of Montreal (Chicago)
2.512%, 1M LIBOR + 0.100%, 10/11/19 (g)	2,000,000	2,000,066
2.590%, SOFR + 0.170%, 02/07/20 (g)	3,000,000	3,000,168
2.751%, 1M LIBOR + 0.330%, 08/06/19 (g)	6,000,000	6,001,722
Bank of Nova Scotia 2.564%, 1M LIBOR + 0.170%, 05/15/20 (g)	3,000,000	2,999,724
Barclays Bank plc
2.950%, 08/02/19	10,000,000	10,005,260
3.000%, 09/19/19	3,060,813	3,004,023
BNP Paribas S.A. New York 2.615%, 3M LIBOR + 0.050%, 11/06/19 (g)	3,000,000	3,001,104
Canadian Imperial Bank of Commerce
2.644%, 1M LIBOR + 0.250%, 10/15/19 (g)	8,000,000	8,002,632
2.660%, 1M LIBOR + 0.270%, 07/19/19 (g)	4,000,000	4,000,352
Chiba Bank, Ltd. 2.450%, 08/12/19	2,000,000	2,000,316
China Construction Bank Corp.
2.600%, 09/05/19	4,000,000	4,000,888
2.630%, 08/30/19	5,000,000	5,001,520
Commonwealth Bank of Australia
2.569%, 1M LIBOR + 0.175%, 04/16/20 (g)	5,000,000	5,000,950
2.621%, 1M LIBOR + 0.210%, 09/13/19 (g)	5,000,000	5,001,600
Cooperative Rabobank UA 2.739%, 3M LIBOR + 0.150%, 01/08/20 (g)	5,000,000	5,001,960

Certificates of Deposit—(Continued)
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (g)	10,000,000	10,005,060
Credit Industriel et Commercial
2.590%, 1M LIBOR + 0.160%, 03/05/20 (g)	4,000,000	4,000,296
2.687%, 3M LIBOR + 0.090%, 10/15/19 (g)	5,000,000	5,001,385
Credit Suisse AG 2.580%, 1M LIBOR + 0.140%, 10/02/19 (g)	8,000,000	8,000,032
HSBC Bank USA, N.A. 2.565%, 3M LIBOR + 0.000%, 08/05/19 (g)	3,000,000	2,999,760
Industrial & Commercial Bank of China, Ltd.
2.630%, 08/28/19	6,000,000	6,001,968
2.660%, 07/15/19	3,000,000	3,000,351
2.670%, 08/01/19	1,000,000	1,000,216
KBC Bank NV 2.610%, 07/02/19	4,000,000	4,000,000
Mizuho Bank, Ltd. 2.524%, 1M LIBOR + 0.120%, 11/27/19 (g)	3,000,000	3,000,771
Norinchukin Bank, New York Zero Coupon, 07/10/19	1,986,698	1,998,420
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (g)	3,000,000	3,000,867
Shizuoka Bank 2.570%, 08/06/19	3,000,000	3,000,621
Societe Generale
2.663%, 1M LIBOR + 0.280%, 06/19/20 (g)	3,000,000	2,999,970
2.723%, 3M LIBOR + 0.200%, 08/21/19 (g)	5,001,966	5,002,985
2.730%, FEDEFF PRV + 0.350%, 06/19/20 (g)	3,000,000	2,999,991
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (g)	7,000,000	7,000,252
2.660%, 08/23/19	10,000,000	10,004,630
Sumitomo Mitsui Banking Corp.
2.542%, 1M LIBOR + 0.130%, 12/09/19 (g)	3,000,000	3,000,147
2.589%, 1M LIBOR + 0.170%, 08/07/19 (g)	4,000,028	4,000,420
Sumitomo Mitsui Trust Bank, Ltd.
2.523%, 1M LIBOR + 0.140%, 11/20/19 (g)	5,000,000	5,000,500
2.689%, 3M LIBOR + 0.100%, 07/08/19 (g)	4,000,000	4,000,288
Svenska Handelsbanken AB
2.592%, 1M LIBOR + 0.180%, 06/05/20 (g)	3,000,000	3,000,570
2.702%, 1M LIBOR + 0.300%, 10/31/19 (g)	4,000,000	4,002,916
2.792%, 1M LIBOR + 0.380%, 12/10/19 (g)	2,000,000	2,002,466
Toronto-Dominion Bank
2.604%, 1M LIBOR + 0.210%, 09/17/19 (g)	3,000,000	3,001,068
2.611%, 1M LIBOR + 0.180%, 06/03/20 (g)	5,000,000	4,999,891
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (g)	5,000,000	5,000,675
Wells Fargo Bank N.A. 2.721%, 3M LIBOR + 0.140%, 07/11/19 (g)	13,000,000	12,999,370
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (g)	8,000,000	7,999,955

		236,045,009

Commercial Paper—5.1%
Agricultural Bank of China 2.610%, 08/13/19	1,986,660	1,993,350

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Bank of China, Ltd.
2.640%, 09/09/19	993,400	$994,724
2.670%, 07/16/19	6,953,275	6,990,921
2.670%, 07/17/19	1,986,650	1,997,262
China Construction Bank Corp.
2.620%, 09/03/19	1,986,609	1,990,438
2.650%, 07/26/19	2,980,567	2,993,949
2.660%, 07/19/19	1,986,404	1,996,970
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (g)	4,000,000	4,000,796
Industrial & Commercial Bank of China, Ltd. 2.610%, 08/20/19	2,979,990	2,988,918
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (g)	8,000,000	8,002,024
LMA S.A. & LMA Americas, Corp. 2.570%, 08/14/19	2,974,300	2,990,472
Royal Bank of Canada 2.757%, 3M LIBOR + 0.160%, 01/14/20 (g)	2,000,000	2,001,684
Sheffield Receivables Co. 2.600%, SOFR + 0.180%, 12/03/19 (g)	5,000,000	4,999,975
Societe Generale 2.812%, 3M LIBOR + 0.410%, 12/18/19 (g)	2,003,548	2,003,796
Starbird Funding Corp. 2.600%, 07/01/19	999,802	999,795
Thunder Bay Funding LLC 2.540%, 1M LIBOR + 0.100%, 12/05/19 (g)	5,000,000	5,000,260
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (g)	2,000,000	2,001,950
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,959,450
Westpac Banking Corp. 2.552%, 1M LIBOR + 0.150%, 05/29/20 (g)	4,999,143	5,000,015

		68,906,749

Repurchase Agreements—2.2%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $9,279,113; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $9,462,881.	9,277,335	9,277,335
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $2,518,343; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $13,100,815; collateralized by various Common Stock with an aggregate market value of $14,303,541.	13,000,000	13,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $4,010,539; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Societe Generale Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $2,000,972; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,155,136.	2,000,000	2,000,000

		30,777,335

Time Deposit—0.5%
Royal Bank of Canada 2.500%, 07/01/19	7,000,000	7,000,000

Total Securities Lending Reinvestments (Cost $346,676,446)		346,747,110

Total Purchased Options—0.1% (h) (Cost $4,907,962)		1,464,837

Total Investments—128.8% (Cost $1,449,414,704)		1,751,161,013
Other assets and liabilities (net)—(28.8)%		(391,841,411)

Net Assets—100.0%		$1,359,319,602

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $353,908,798 and the collateral received consisted of cash in the amount of $346,440,696 and non-cash collateral with a value of $13,806,804. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2019, these securities represent 2.5% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2019, the market value of restricted securities was $33,460,278, which is 2.5% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

(g)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Agilon Health, Inc.	11/07/18	12,946	$4,895,659	$5,017,093
Airbnb, Inc. - Series D	04/16/14	188,136	7,659,587	24,068,238
Flipkart Escrow Receivable	08/20/18	60,812	—	155,679
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,183	2,567,008
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,754	826,130
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	826,130

				$33,460,278

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
USD Call/CNH Put	CNH	8.001	NWM	10/21/19	200,130,961	USD	200,130,961	$1,176,770	$68,845	$(1,107,925)
USD Call/CNH Put	CNH	7.847	NWM	06/16/20	272,016,650	USD	272,016,650	1,403,606	887,862	(515,744)
USD Call/CNH Put	CNH	7.784	NWM	07/03/19	254,071,950	USD	254,071,950	1,237,945	254	(1,237,691)
USD Call/CNH Put	CNH	7.580	BNP	01/17/20	212,856,455	USD	212,856,455	1,089,641	507,876	(581,765)

Totals								$4,907,962	$1,464,837	$(3,443,125)

Glossary of Abbreviations

Counterparties

(BNP) —	BNP Paribas S.A
(NWM)—	Natwest Markets plc

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$13,409,777	$—	$—	$13,409,777
Biotechnology	53,158,452	—	—	53,158,452
Capital Markets	22,517,721	—	—	22,517,721
Commercial Services & Supplies	54,550,131	—	—	54,550,131
Containers & Packaging	20,672,456	—	—	20,672,456
Diversified Consumer Services	13,733,424	—	—	13,733,424
Entertainment	66,220,114	—	—	66,220,114
Health Care Equipment & Supplies	64,967,280	—	—	64,967,280
Health Care Providers & Services	44,669,999	—	5,017,093	49,687,092
Health Care Technology	62,576,405	—	—	62,576,405
Hotels, Restaurants & Leisure	20,338,840	—	—	20,338,840
Household Durables	32,571,843	—	—	32,571,843
Interactive Media & Services	148,915,143	—	—	148,915,143
Internet & Direct Marketing Retail	108,679,778	—	—	108,679,778
IT Services	266,302,249	21,293,513	—	287,595,762
Machinery	14,008,478	—	—	14,008,478
Pharmaceuticals	20,547,831	—	—	20,547,831
Professional Services	13,702,651	—	—	13,702,651
Software	216,902,360	—	—	216,902,360
Specialty Retail	19,813,616	—	—	19,813,616
Total Common Stocks	1,278,258,548	21,293,513	5,017,093	1,304,569,154
Total Convertible Preferred Stock*	—	—	24,068,238	24,068,238
Total Preferred Stocks*	—	—	4,219,268	4,219,268
Total Escrow Shares*	—	—	155,679	155,679
Total Short-Term Investment*	—	69,936,727	—	69,936,727
Total Purchased Options*	—	1,464,837	—	1,464,837
Total Securities Lending Reinvestments*	—	346,747,110	—	346,747,110
Total Investments	$1,278,258,548	$439,442,187	$33,460,278	$1,751,161,013

Collateral for Securities Loaned (Liability)	$—	$(346,440,696)	$—	$(346,440,696)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2018	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2019	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at June 30, 2019
Common Stocks
Health Care Providers & Services	$4,903,427	$113,666	$5,017,093	$113,666
Convertible Preferred Stocks
Internet & Direct Marketing Retail	22,717,422	1,350,816	24,068,238	1,350,816
Preferred Stocks
Software	3,720,789	498,479	4,219,268	498,479
Escrow Shares
Internet & Direct Marketing Retail	155,679	—	155,679	—

Total	$31,497,317	$1,962,961	$33,460,278	$1,962,961

	Fair Value at June 30, 2019	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stocks
Health Care Providers & Services	$5,017,093	Market Transaction Method	Precedent Transaction	$378.16	$378.16	$378.16	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.00%	16.00%	15.00%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	0.8x	0.8x	0.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Convertible Preferred Stocks
Internet & Direct Marketing Retail	24,068,238	Discounted Cash Flow	Weighted Average Cost of Capital	13.50%	15.50%	14.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	6.6x	6.6x	6.6x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Preferred Stocks
Software	4,219,268	Discounted Cash Flow	Weighted Average Cost of Capital	13.50%	15.50%	14.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	8.2x	8.2x	8.2x	Increase
			Discount for Lack of Marketability	13.00%	13.00%	13.00%	Decrease
		Guideline Transactions	Enterprise Value/Revenue	12.0x	12.0x	12.0x	Increase
Escrow Shares
Internet & Direct Marketing Retail	155,679	Merger & Acquisition Transaction	Sale/Merger Senario	$5.13	$5.13	$5.13	Increase
			Discount for Lack of Marketability	50.00%	50.00%	50.00%	Decrease

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,751,161,013
Cash	285,166
Cash denominated in foreign currencies (c)	994
Receivable for:
Investments sold	79,760,186
Fund shares sold	78,296

Total Assets	1,831,285,655
Liabilities
Cash collateral for purchased options	1,550,000
Collateral for securities loaned	346,440,696
Payables for:
Investments purchased	119,200,327
Fund shares redeemed	3,326,511
Accrued Expenses:
Management fees	689,537
Distribution and service fees	99,486
Deferred trustees’ fees	142,307
Other expenses	517,189

Total Liabilities	471,966,053

Net Assets	$1,359,319,602

Net Assets Consist of:
Paid in surplus	$882,798,743
Distributable earnings (Accumulated losses)	476,520,859

Net Assets	$1,359,319,602

Net Assets
Class A	$870,463,516
Class B	470,172,375
Class E	18,683,711
Capital Shares Outstanding*
Class A	38,906,106
Class B	22,415,649
Class E	869,603
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$22.37
Class B	20.98
Class E	21.49

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,449,414,704.
(b)	Includes securities loaned at value of $353,908,798.
(c)	Identified cost of cash denominated in foreign currencies was $975.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$465,780
Interest	191,888
Securities lending income	1,757,629

Total investment income	2,415,297
Expenses
Management fees	3,995,077
Administration fees	27,916
Custodian and accounting fees	38,410
Distribution and service fees—Class B	547,870
Distribution and service fees—Class E	12,619
Audit and tax services	24,522
Legal	22,466
Trustees’ fees and expenses	31,324
Shareholder reporting	92,434
Insurance	3,852
Miscellaneous	8,709

Total expenses	4,805,199
Less management fee waiver	(149,516)

Net expenses	4,655,683

Net Investment Loss	(2,240,386)

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	180,568,442
Purchased options	(1,149,125)
Foreign currency transactions	32,030

Net realized gain	179,451,347

Net change in unrealized appreciation (depreciation) on:
Investments	261,088,208
Purchased options	(524,846)
Foreign currency transactions	26

Net change in unrealized appreciation	260,563,388

Net realized and unrealized gain	440,014,735

Net Increase in Net Assets From Operations	$437,774,349

(a)	Net of foreign withholding taxes of $71,106.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment loss	$(2,240,386)	$(3,165,848)
Net realized gain	179,451,347	232,208,440
Net change in unrealized appreciation (depreciation)	260,563,388	(104,022,468)

Increase in net assets from operations	437,774,349	125,020,124

From Distributions to Shareholders
Class A	(145,065,818)	(130,850,324)
Class B	(83,037,569)	(79,137,048)
Class E	(3,183,993)	(2,819,996)

Total distributions	(231,287,380)	(212,807,368)

Increase in net assets from capital share transactions	120,312,875	15,393,258

Total increase (decrease) in net assets	326,799,844	(72,393,986)

Net Assets
Beginning of period	1,032,519,758	1,104,913,744

End of period	$1,359,319,602	$1,032,519,758

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	381,355	$8,847,075	1,181,495	$25,287,013
Reinvestments	6,345,836	145,065,818	6,137,445	130,850,324
Redemptions	(2,833,904)	(65,770,810)	(6,654,289)	(146,167,249)

Net increase	3,893,287	$88,142,083	664,651	$9,970,088

Class B
Sales	632,739	$13,666,436	1,554,000	$31,127,782
Reinvestments	3,874,828	83,037,569	3,906,073	79,137,048
Redemptions	(3,005,631)	(66,644,754)	(5,120,479)	(106,338,788)

Net increase	1,501,936	$30,059,251	339,594	$3,926,042

Class E
Sales	32,111	$725,149	141,018	$2,982,196
Reinvestments	145,057	3,183,993	136,562	2,819,996
Redemptions	(80,304)	(1,797,601)	(207,199)	(4,305,064)

Net increase	96,864	$2,111,541	70,381	$1,497,128

Increase derived from capital shares transactions		$120,312,875		$15,393,258

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.57		$20.17	$14.43	$15.72	$16.51	$16.31

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)		(0.04)	0.00 (b)	0.06 (c)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	8.24		2.69	5.80	(1.35)	(0.75)	0.22

Total income (loss) from investment operations	8.21		2.65	5.80	(1.29)	(0.79)	0.21

Less Distributions
Distributions from net investment income	0.00		0.00	(0.06)	0.00	0.00	(0.01)
Distributions from net realized capital gains	(4.41)		(4.25)	0.00	0.00	0.00	0.00

Total distributions	(4.41)		(4.25)	(0.06)	0.00	0.00	(0.01)

Net Asset Value, End of Period	$22.37		$18.57	$20.17	$14.43	$15.72	$16.51

Total Return (%) (d)	43.68	(e)	10.41	40.36	(8.27)	(4.78)	1.29

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68	(f)	0.68	0.69	0.70	0.68	0.69
Net ratio of expenses to average net assets (%) (g)	0.66	(f)	0.66	0.67	0.69	0.67	0.68
Ratio of net investment income (loss) to average net assets (%)	(0.27	)(f)	(0.18)	0.02	0.40 (c)	(0.25)	(0.04)
Portfolio turnover rate (%)	60	(e)	87	64	42	23	42
Net assets, end of period (in millions)	$870.5		$650.2	$692.9	$547.4	$629.9	$816.5

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$17.62		$19.35	$13.85	$15.13	$15.93	$15.77

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.06)		(0.09)	(0.04)	0.02 (c)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	7.83		2.61	5.57	(1.30)	(0.72)	0.21

Total income (loss) from investment operations	7.77		2.52	5.53	(1.28)	(0.80)	0.16

Less Distributions
Distributions from net investment income	0.00		0.00	(0.03)	0.00	0.00	0.00
Distributions from net realized capital gains	(4.41)		(4.25)	0.00	0.00	0.00	0.00

Total distributions	(4.41)		(4.25)	(0.03)	0.00	0.00	0.00

Net Asset Value, End of Period	$20.98		$17.62	$19.35	$13.85	$15.13	$15.93

Total Return (%) (d)	43.48	(e)	10.15	39.91	(8.46)	(5.02)	1.01

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	(f)	0.93	0.94	0.95	0.93	0.94
Net ratio of expenses to average net assets (%) (g)	0.91	(f)	0.91	0.92	0.94	0.92	0.93
Ratio of net investment income (loss) to average net assets (%)	(0.52	)(f)	(0.43)	(0.23)	0.15 (c)	(0.49)	(0.29)
Portfolio turnover rate (%)	60	(e)	87	64	42	23	42
Net assets, end of period (in millions)	$470.2		$368.5	$398.2	$325.1	$364.1	$404.7

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$17.97		$19.65	$14.06	$15.34	$16.14	$15.96

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.05)		(0.07)	(0.02)	0.04 (c)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	7.98		2.64	5.65	(1.32)	(0.74)	0.21

Total income (loss) from investment operations	7.93		2.57	5.63	(1.28)	(0.80)	0.18

Less Distributions
Distributions from net investment income	0.00		0.00	(0.04)	0.00	0.00	0.00
Distributions from net realized capital gains	(4.41)		(4.25)	0.00	0.00	0.00	0.00

Total distributions	(4.41)		(4.25)	(0.04)	0.00	0.00	0.00

Net Asset Value, End of Period	$21.49		$17.97	$19.65	$14.06	$15.34	$16.14

Total Return (%) (d)	43.53	(e)	10.26	40.07	(8.34)	(4.96)	1.13

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	(f)	0.83	0.84	0.85	0.83	0.84
Net ratio of expenses to average net assets (%) (g)	0.81	(f)	0.81	0.82	0.84	0.82	0.83
Ratio of net investment income (loss) to average net assets (%)	(0.42	)(f)	(0.33)	(0.13)	0.25 (c)	(0.39)	(0.18)
Portfolio turnover rate (%)	60	(e)	87	64	42	23	42
Net assets, end of period (in millions)	$18.7		$13.9	$13.8	$11.0	$13.3	$15.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio) (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-14

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-15

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $69,936,727. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $30,777,335. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-16

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

3. Investments in Derivative Instruments

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Investments at market value (a)	$1,464,837

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

BHFTI-17

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
BNP Paribas S.A.	$507,876	$—	$(507,876)	$—
Natwest Markets plc	956,961	—	(956,961)	—

	$1,464,837	$—	$(1,464,837)	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Purchased options	$(1,149,125)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Purchased options	$(524,846)

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchasedoptions	$712,395,474

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

BHFTI-18

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$727,303,923	$0	$853,607,324

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$3,995,077	0.700%	First $200 million
	0.650%	$200 million to $500 million
	0.625%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Morgan Stanley Investment Management Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-19

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	First $200 million
0.050%	Over $850 million

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,451,450,075

Gross unrealized appreciation	340,123,188
Gross unrealized depreciation	(40,412,250)

Net unrealized appreciation (depreciation)	$299,710,938

BHFTI-20

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$9,117,453	$2,862,057	$203,689,915	$—	$212,807,368	$2,862,057

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$25,087,570	$205,926,268	$39,147,576	$—	$270,161,414

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-21

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Managed by PanAgora Asset Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B shares of the PanAgora Global Diversified Risk Portfolio returned 17.63%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 12.03%.

MARKET ENVIRONMENT / CONDITIONS

Global equities experienced very strong performance over the first six months of 2019. All regions experienced positive returns driven in part by the expectation that the U.S. and China will reach a favorable trade deal. Dovish signals from the U.S. Federal Reserve (“Fed”) provided further support to the broad asset class rally. U.S. equities led the way with large caps outperforming small caps as the S&P 500 and Russell 2000 indices returned 18.5% and 17.0%, respectively. International equities also performed very well with the MSCI World ex-U.S. Index rising 14.6%. While also positive, the MSCI Emerging Markets Index lagged developed markets with a gain of 10.6% as ongoing trade disputes hit the emerging markets harder. Concerns that U.S. President Donald Trump would increase tariffs on Mexico to force tighter migration controls in Central America also added to risk aversion towards the end of the period.

Bonds also generated positive performance with several segments of the market closing out the six-month period with robust results. The yield on the U.S. 10-year note declined by 69 basis points and closed the first half of the year at 2.00%; its lowest level since November 8, 2016, which is notably the day of Donald Trump’s upset win in the U.S. presidential election. Outside of the U.S., demand for the safety of developed markets government debt was even stronger as yields plunged for Italian, French, and German paper, in particular. The FTSE U.S. Treasury Index gained a solid 5.2%, slightly ahead of the FTSE World Government Bond Index ex-U.S. (Hedged) which climbed by 5.0%. The Bloomberg Barclays U.S. Credit Index finished the period up a noteworthy 9.4% since January as demand has persisted throughout the year. Lastly, inflation-linked bonds also posted solid returns as longer-term yields declined with the Bloomberg Barclays World Government Inflation Linked Bond Index gaining +7.0%.

Commodities finished the first six months of 2019 in positive territory, although the asset class experienced volatility along the way, particularly in May. The more heavily energy-weighted S&P Goldman Sachs Commodity Index gained 12%, well ahead the more balanced Bloomberg Commodity Index, which gained a more modest 3.8%. Energy was the top performing sector for the period while Livestock was the laggard; dragged down by the performance of feeder cattle, live cattle, and lean hogs. On the Energy front, two attacks on oil tankers in the Gulf of Oman, which the U.S. believes were backed by Iran, provided a boost to oil prices as investors contemplated a potential disruption to the world’s supply chain of oil. After sinking back down to $50 per barrel, the price of WTI crude oil climbed back up to close the first half of the year just under $60.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The PanAgora Global Diversified Risk Portfolio’s investment philosophy is centered on the belief that risk diversification is the key to generating better risk-adjusted returns and avoiding risk concentration within a portfolio is the best way to achieve true diversification. PanAgora seeks to accomplish this by evaluating risk across and within asset classes using proprietary risk assessment and management techniques, including an approach to tactical risk management called Dynamic Risk Allocation. The Portfolio targets a neutral risk allocation of 40% equities, 40% nominal fixed income and 20% inflation protection.

Each of the three main asset classes used in the Portfolio contributed to positive absolute performance for the six-month period. Nominal fixed income was the top contributing asset class followed by equities and then inflation protected assets, which contributed to a lesser extent. Geopolitical tensions with Iran, anticipation of a trade agreement between the U.S. and China, and the potential for a future rate cut by the Fed helped to drive U.S. Treasury yields lower as bond prices rose. Within nominal fixed income, the Portfolio received broad positive contribution to return, with U.S. and international government debt adding the most value. Global equities rose sharply during the period, with the only real pullback of return contribution occurring in May. Within equities, U.S. and non-U.S. developed markets contributed the most, followed by emerging markets equities. Within inflation protected assets, the Portfolio experienced positive return contribution from both inflation-linked bonds and commodities. The decrease in longer-term yields was favorable for inflation-linked bonds, especially in second quarter 2019. Lastly, the positive contribution to Portfolio return from commodities in first quarter 2019 was able to offset the negative contribution from commodities in second quarter 2019.

On average, the Portfolio maintained an overweight position in equities and an underweight position to nominal fixed income and inflation protected investments relative to the Portfolio’s strategic (neutral) risk targets. For the six-month period, this active positioning contributed to overall Portfolio performance.

The Portfolio invests in derivatives, such as exchange-traded futures (futures) within the equity, fixed income and commodities asset classes, and swaps on futures within fixed income and commodities. The Portfolio invests in derivatives in order to gain exposure to certain asset classes and to enhance returns. All derivatives used during the period from December 31, 2018 through June 30, 2019 performed as expected.

By the end of the reporting period, the Portfolio remained overweight equities, underweight inflation protected assets and nominal fixed income moved close to in line with the strategic risk targets. Within equities, the Portfolio was overweight U.S. large cap, non-U.S. developed and emerging markets and underweight U.S. small cap. Within inflation protected investments, the Portfolio was

BHFTI-1

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Managed by PanAgora Asset Management, Inc.

Portfolio Manager Commentary*—(Continued)

underweight both inflation-linked bonds and commodities. Within nominal fixed income, the Portfolio was overweight international government debt and underweight U.S. government debt and investment grade credit.

Edward Qian

Bryan Belton

Portfolio Managers

PanAgora Asset Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[2]
PanAgora Global Diversified Risk Portfolio
Class B	17.63	11.16	5.01	6.00
Dow Jones Moderate Index	12.03	5.72	5.32	6.05

1 The Dow Jones Moderate Index is a total return index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 Inception date of Class B shares is 4/14/2014. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Exposures by Asset Class*

% of Net Assets
Global Developed Bonds	140.6
Global Developed Equities	46.4
Commodities - Production Weighted	16.0
Global Inflation-Linked Bonds	11.7
Global Emerging Equities	8.4

*	The percentages noted above are based on the notional amounts by asset class as a percentage of net assets.

BHFTI-3

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

PanAgora Global Diversified Risk Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B	Actual	1.11%	$1,000.00	$1,176.30	$5.99
	Hypothetical*	1.11%	$1,000.00	$1,019.29	$5.56

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

BHFTI-4

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—16.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.2%
Arconic, Inc.	741	$19,133
Boeing Co. (The)	71	25,845
Bombardier, Inc. - Class B (a)	5,055	8,492
Elbit Systems, Ltd.	591	88,349
General Dynamics Corp.	86	15,636
Huntington Ingalls Industries, Inc.	66	14,833
L3 Technologies, Inc.	98	24,027
L3Harris Technologies, Inc.	119	22,506
Leonardo S.p.A.	2,639	33,444
Lockheed Martin Corp.	59	21,449
Northrop Grumman Corp.	68	21,971
Raytheon Co.	84	14,606
Safran S.A.	175	25,643
Thales S.A.	94	11,614
TransDigm Group, Inc. (a)	36	17,417
United Technologies Corp.	219	28,514

		393,479

Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	211	17,798
Deutsche Post AG	1,461	47,980
Expeditors International of Washington, Inc.	329	24,958
FedEx Corp.	94	15,434
Yamato Holdings Co., Ltd.	100	2,037

		108,207

Airlines—0.1%
Alaska Air Group, Inc.	228	14,572
American Airlines Group, Inc.	353	11,511
Delta Air Lines, Inc.	247	14,017
International Consolidated Airlines Group S.A. - Class DI	569	3,445
Singapore Airlines, Ltd.	9,100	62,460
Southwest Airlines Co.	310	15,742
United Continental Holdings, Inc. (a)	260	22,763

		144,510

Auto Components—0.0%
Aptiv plc	206	16,651
BorgWarner, Inc.	411	17,254
Goodyear Tire & Rubber Co. (The)	673	10,297
Nokian Renkaat Oyj (a)	1,636	51,089
Pirelli & C S.p.A.	2,736	16,173

		111,464

Automobiles—0.1%
Daimler AG	504	28,039
Ferrari NV	122	19,812
Fiat Chrysler Automobiles NV	1,935	26,924
Ford Motor Co.	1,063	10,874
General Motors Co.	445	17,146
Harley-Davidson, Inc.	557	19,957
Honda Motor Co., Ltd.	1,200	31,083

		153,835

Banks—0.5%
ABN AMRO Bank NV	1,431	30,620
AIB Group plc	12,296	50,445
Banco Bilbao Vizcaya Argentaria S.A.	3,372	18,857
Banco de Sabadell S.A.	17,800	18,476
Bank Hapoalim B.M. (a)	5,648	42,114
Bank Leumi Le-Israel B.M.	5,327	38,492
Bank of America Corp.	695	20,155
Bank of East Asia, Ltd. (The)	6,400	17,862
Bank of Ireland Group plc	8,019	42,038
Bank of Montreal	891	67,304
Bank of Nova Scotia (The)	409	21,969
Bankinter S.A.	3,025	20,840
BB&T Corp.	363	17,834
BOC Hong Kong Holdings, Ltd.	8,500	33,491
Canadian Imperial Bank of Commerce	295	23,198
Comerica, Inc.	216	15,690
Commonwealth Bank of Australia	486	28,287
Danske Bank A/S	3,503	55,385
DBS Group Holdings, Ltd.	1,200	23,036
DNB ASA	2,129	39,602
Erste Group Bank AG (a)	1,047	38,865
Fifth Third Bancorp	693	19,335
Fukuoka Financial Group, Inc.	400	7,352
Hang Seng Bank, Ltd.	1,000	24,844
Huntington Bancshares, Inc.	1,176	16,252
ING Groep NV	3,024	35,066
Intesa Sanpaolo S.p.A.	7,154	15,310
Japan Post Bank Co., Ltd.	3,000	30,431
KBC Group NV	629	41,233
KeyCorp	1,042	18,495
Mitsubishi UFJ Financial Group, Inc.	3,700	17,688
Mizrahi Tefahot Bank, Ltd. (a)	747	17,280
Mizuho Financial Group, Inc.	19,500	28,291
People’s United Financial, Inc.	1,114	18,693
Raiffeisen Bank International AG	1,505	35,310
Regions Financial Corp.	1,152	17,211
Royal Bank of Canada	744	59,126
Skandinaviska Enskilda Banken AB - Class A	1,595	14,758
Sumitomo Mitsui Financial Group, Inc.	500	17,705
SunTrust Banks, Inc.	236	14,833
SVB Financial Group (a)	28	6,288
Toronto-Dominion Bank (The)	796	46,512
U.S. Bancorp	317	16,611
Zions Bancorp N.A.	255	11,725

		1,194,909

Beverages—0.3%
Anheuser-Busch InBev S.A.	683	60,490
Brown-Forman Corp. - Class B	771	42,737
Carlsberg A/S - Class B	313	41,504
Coca-Cola Amatil, Ltd.	7,984	57,266
Coca-Cola Co. (The)	744	37,884
Coca-Cola European Partners plc	303	17,120
Constellation Brands, Inc. - Class A	184	36,237
Davide Campari-Milano S.p.A.	6,720	65,793
Diageo plc	846	36,432

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Heineken NV	359	$40,072
Kirin Holdings Co., Ltd.	1,400	30,217
Molson Coors Brewing Co. - Class B	739	41,384
Monster Beverage Corp. (a)	704	44,936
PepsiCo, Inc.	297	38,946
Pernod-Ricard S.A.	215	39,619
Remy Cointreau S.A.	276	39,831
Suntory Beverage & Food, Ltd.	600	26,047
Treasury Wine Estates, Ltd.	3,729	39,065

		735,580

Biotechnology—0.2%
AbbVie, Inc.	212	15,417
Alexion Pharmaceuticals, Inc. (a)	119	15,587
Amgen, Inc.	95	17,506
BeiGene, Ltd. (ADR) (a)	379	46,977
Biogen, Inc. (a)	61	14,266
Celgene Corp. (a)	105	9,706
CSL, Ltd.	380	57,488
Genmab A/S (a)	404	74,382
Gilead Sciences, Inc.	214	14,458
Grifols S.A.	3,066	90,596
Incyte Corp. (a)	154	13,084
Regeneron Pharmaceuticals, Inc. (a)	31	9,703
Vertex Pharmaceuticals, Inc. (a)	89	16,321

		395,491

Building Products—0.1%
A.O. Smith Corp.	243	11,460
Allegion plc	164	18,130
Assa Abloy AB - Class B	828	18,745
Fortune Brands Home & Security, Inc.	362	20,681
Johnson Controls International plc	346	14,293
Kingspan Group plc	1,705	92,600
Masco Corp.	257	10,085

		185,994

Capital Markets—0.1%
Affiliated Managers Group, Inc.	109	10,043
Ameriprise Financial, Inc.	105	15,242
Bank of New York Mellon Corp. (The)	286	12,627
Cboe Global Markets, Inc.	158	16,374
CME Group, Inc.	120	23,293
Daiwa Securities Group, Inc.	3,000	13,173
Deutsche Boerse AG	185	26,169
E*Trade Financial Corp.	295	13,157
Franklin Resources, Inc.	558	19,418
Intercontinental Exchange, Inc.	225	19,337
Invesco, Ltd.	1,040	21,278
Moody’s Corp.	97	18,945
Northern Trust Corp.	175	15,750
Raymond James Financial, Inc.	184	15,557
S&P Global, Inc.	106	24,146
State Street Corp.	189	10,595
T. Rowe Price Group, Inc.	162	17,773
UBS Group AG (a)	1,516	18,017

		310,894

Chemicals—0.8%
Air Liquide S.A.	265	37,082
Air Products & Chemicals, Inc.	274	62,025
Air Water, Inc.	1,400	24,038
Akzo Nobel NV	892	83,843
Albemarle Corp.	430	30,276
Arkema S.A.	448	41,669
Celanese Corp.	185	19,943
CF Industries Holdings, Inc.	1,024	47,831
Chr Hansen Holding A/S	1,047	98,449
Clariant AG (a)	1,604	32,611
Corteva, Inc. (a)	178	5,264
Croda International plc	383	24,906
Dow, Inc. (a)	325	16,026
DuPont de Nemours, Inc.	370	27,776
Eastman Chemical Co.	434	33,778
Ecolab, Inc.	287	56,665
EMS-Chemie Holding AG	63	40,888
FMC Corp.	454	37,659
Givaudan S.A.	11	31,057
International Flavors & Fragrances, Inc.	253	36,704
Israel Chemicals, Ltd.	19,774	103,852
Johnson Matthey plc	683	28,971
JSR Corp.	1,400	22,163
Kaneka Corp.	200	7,539
Koninklijke DSM NV	596	73,691
Kuraray Co., Ltd.	1,200	14,369
Linde plc	274	55,019
Livent Corp. (a)	424	2,934
LyondellBasell Industries NV - Class A	401	34,538
Mitsubishi Gas Chemical Co., Inc.	800	10,695
Mosaic Co. (The)	1,543	38,621
Novozymes A/S - B Shares	1,753	81,739
Nutrien, Ltd.	368	19,685
PPG Industries, Inc.	292	34,079
Sherwin-Williams Co. (The)	95	43,538
Sika AG	250	42,670
Solvay S.A.	1,055	109,309
Sumitomo Chemical Co., Ltd.	5,100	23,730
Symrise AG	171	16,455
Teijin, Ltd.	1,000	17,073
Toray Industries, Inc.	5,800	44,192
Umicore S.A.	1,998	64,242
Yara International ASA	1,489	72,273

		1,749,867

Commercial Services & Supplies—0.1%
Brambles, Ltd.	4,765	43,175
Cintas Corp.	142	33,695
ISS A/S	1,043	31,489
Republic Services, Inc.	273	23,653
Waste Management, Inc.	249	28,727

		160,739

Communications Equipment—0.1%
Cisco Systems, Inc.	486	26,599
F5 Networks, Inc. (a)	147	21,408

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Juniper Networks, Inc.	721	$19,200
Motorola Solutions, Inc.	125	20,841
Nokia Oyj	18,986	94,348
Telefonaktiebolaget LM Ericsson - B Shares	9,383	89,047

		271,443

Construction & Engineering—0.0%
ACS Actividades de Construccion y Servicios S.A.	462	18,447
Fluor Corp.	307	10,343
Jacobs Engineering Group, Inc.	214	18,060
Quanta Services, Inc.	327	12,488
SNC-Lavalin Group, Inc.	718	14,518

		73,856

Construction Materials—0.1%
CRH plc	1,687	55,119
Fletcher Building, Ltd.	23,801	77,305
HeidelbergCement AG	380	30,737
Imerys S.A.	163	8,682
Martin Marietta Materials, Inc.	212	48,783
Vulcan Materials Co.	393	53,963

		274,589

Consumer Finance—0.0%
Capital One Financial Corp.	134	12,159
Synchrony Financial	391	13,556

		25,715

Containers & Packaging—0.2%
AMCOR plc (a)	3,253	37,377
Amcor, Ltd.	1,806	20,527
Avery Dennison Corp.	416	48,123
Ball Corp.	546	38,214
CCL Industries, Inc. - Class B	650	31,876
International Paper Co.	780	33,790
Packaging Corp. of America	453	43,180
Sealed Air Corp.	917	39,229
Smurfit Kappa Group plc	1,821	55,109
WestRock Co.	847	30,890

		378,315

Distributors—0.1%
Genuine Parts Co.	133	13,776
Jardine Cycle & Carriage, Ltd.	4,300	115,356
LKQ Corp. (a)	919	24,455

		153,587

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	500	11,652
H&R Block, Inc.	975	28,567

		40,219

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (a)	88	18,759

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Groupe Bruxelles Lambert S.A.	173	$16,974
Industrivarden AB - C Shares	1,131	25,067
Investor AB - B Shares	527	25,319
Jefferies Financial Group, Inc.	764	14,692
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,100	21,803
Wendel S.A.	193	26,360

		148,974

Diversified Telecommunication Services—1.0%
AT&T, Inc.	2,828	94,766
BCE, Inc.	1,630	74,159
BT Group plc	10,412	26,026
Cellnex Telecom S.A. (a)	1,541	57,045
CenturyLink, Inc.	5,797	68,173
Deutsche Telekom AG	2,760	47,763
Elisa Oyj	2,070	100,992
HKT Trust & HKT, Ltd.	148,000	234,987
Iliad S.A.	189	21,273
Koninklijke KPN NV	31,047	95,334
Nippon Telegraph & Telephone Corp.	900	41,943
Orange S.A.	1,826	28,789
PCCW, Ltd.	229,000	132,267
Proximus SADP	4,377	129,186
Singapore Telecommunications, Ltd.	34,000	88,111
Spark New Zealand, Ltd.	43,679	117,412
Swisscom AG	270	135,558
Telecom Italia S.p.A. (a)	107,435	58,663
Telecom Italia S.p.A. - Risparmio Shares	111,257	57,701
Telefonica Deutschland Holding AG	11,785	32,944
Telefonica S.A.	9,530	78,258
Telenor ASA	4,341	92,249
Telia Co. AB	15,362	68,252
Telstra Corp., Ltd.	25,850	69,926
TELUS Corp.	1,830	67,649
TPG Telecom, Ltd.	10,360	46,881
United Internet AG	669	22,031
Verizon Communications, Inc.	1,233	70,441

		2,158,779

Electric Utilities—1.3%
Alliant Energy Corp.	1,562	76,663
American Electric Power Co., Inc.	709	62,399
AusNet Services	76,466	100,755
Chubu Electric Power Co., Inc.	2,300	32,299
Chugoku Electric Power Co., Inc. (The)	6,600	83,297
CK Infrastructure Holdings, Ltd.	7,665	62,447
CLP Holdings, Ltd.	13,000	143,232
Duke Energy Corp.	664	58,591
Edison International	848	57,164
EDP - Energias de Portugal S.A.	19,371	73,688
Electricite de France S.A.	6,318	79,684
Emera, Inc.	1,833	74,899
Endesa S.A.	2,625	67,530
Enel S.p.A.	10,788	75,378
Entergy Corp.	669	68,860
Evergy, Inc.	1,065	64,060

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Eversource Energy	1,145	$86,745
Exelon Corp.	1,190	57,049
FirstEnergy Corp.	1,409	60,319
Fortis, Inc.	2,497	98,599
Fortum Oyj	3,779	83,520
HK Electric Investments & HK Electric Investments, Ltd.	172,500	176,656
Hydro One, Ltd.	4,007	69,887
Iberdrola S.A.	4,169	41,585
Kansai Electric Power Co., Inc. (The)	4,000	45,882
Kyushu Electric Power Co., Inc.	4,200	41,194
NextEra Energy, Inc.	285	58,385
Orsted A/S	1,104	95,547
PG&E Corp. (a)	119	2,728
Pinnacle West Capital Corp.	908	85,434
Power Assets Holdings, Ltd.	16,000	115,037
PPL Corp.	2,238	69,400
Red Electrica Corp. S.A.	3,834	79,822
Southern Co. (The)	1,332	73,633
SSE plc	4,113	58,669
Terna Rete Elettrica Nazionale S.p.A.	11,902	75,831
Tohoku Electric Power Co., Inc.	4,100	41,528
Tokyo Electric Power Co. Holdings, Inc. (a)	6,400	33,437
Verbund AG	533	27,867
Xcel Energy, Inc.	1,254	74,601

		2,834,301

Electrical Equipment—0.1%
ABB, Ltd.	1,938	38,917
AMETEK, Inc.	263	23,891
Eaton Corp. plc	241	20,070
Emerson Electric Co.	316	21,084
Melrose Industries plc	7,129	16,408
Prysmian S.p.A.	1,871	38,614
Rockwell Automation, Inc.	79	12,943
Siemens Gamesa Renewable Energy S.A.	1,609	26,753
Vestas Wind Systems A/S	457	39,532

		238,212

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp. - Class A	286	27,439
Corning, Inc.	679	22,563
FLIR Systems, Inc.	418	22,614
Hamamatsu Photonics KK	500	19,514
Hexagon AB - B Shares	989	54,919
Hirose Electric Co., Ltd.	210	23,496
Ingenico Group S.A.	498	44,049
IPG Photonics Corp. (a)	79	12,186
Keyence Corp.	26	15,978
TE Connectivity, Ltd.	255	24,424
Venture Corp., Ltd.	5,100	61,441

		328,623

Energy Equipment & Services—0.1%
Baker Hughes a GE Co.	1,316	32,413
Drilling Co. of 1972 A/S (The) (a)	60	4,668

Energy Equipment & Services—(Continued)
Halliburton Co.	1,315	29,903
Helmerich & Payne, Inc.	704	35,637
John Wood Group plc	12,018	69,426
National Oilwell Varco, Inc.	1,069	23,764
Schlumberger, Ltd.	800	31,792
TechnipFMC plc	1,545	40,077
Tenaris S.A.	3,916	51,523

		319,203

Entertainment—0.1%
Activision Blizzard, Inc.	835	39,412
Electronic Arts, Inc. (a)	356	36,049
Konami Holdings Corp.	800	37,542
Netflix, Inc. (a)	82	30,120
Take-Two Interactive Software, Inc. (a)	293	33,264
UBISOFT Entertainment S.A. (a)	228	17,875
Viacom, Inc. - Class B	1,409	42,087
Walt Disney Co. (The)	409	57,113

		293,462

Equity Real Estate Investment Trusts—0.3%
Alexandria Real Estate Equities, Inc.	140	19,753
Apartment Investment & Management Co. - Class A	319	15,988
AvalonBay Communities, Inc.	72	14,629
CapitaLand Mall Trust	16,900	32,895
Covivio	212	22,191
Crown Castle International Corp.	30	3,911
Digital Realty Trust, Inc.	95	11,190
Duke Realty Corp.	426	13,466
Equinix, Inc.	22	11,094
Equity Residential	100	7,592
Essex Property Trust, Inc.	49	14,305
Extra Space Storage, Inc.	152	16,127
Federal Realty Investment Trust	179	23,048
Gecina S.A.	315	47,140
H&R Real Estate Investment Trust	1,522	26,545
HCP, Inc.	366	11,705
Host Hotels & Resorts, Inc.	799	14,558
Iron Mountain, Inc.	226	7,074
Kimco Realty Corp.	1,261	23,303
Klepierre SA	940	31,512
Macerich Co. (The)	190	6,363
Mid-America Apartment Communities, Inc.	203	23,905
Mirvac Group	7,066	15,555
Nippon Prologis REIT, Inc.	14	32,314
ProLogis, Inc.	224	17,942
Public Storage	65	15,481
Realty Income Corp.	177	12,208
Regency Centers Corp.	217	14,483
Scentre Group	5,107	13,791
SL Green Realty Corp.	119	9,564
UDR, Inc.	346	15,532
Ventas, Inc.	243	16,609
Vornado Realty Trust	240	15,384
Welltower, Inc.	160	13,045
Weyerhaeuser Co.	560	14,750

		604,952

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—0.6%
Aeon Co., Ltd.	600	$10,322
Alimentation Couche-Tard, Inc. - Class B	890	56,008
Carrefour S.A.	1,680	32,440
Colruyt S.A.	3,319	192,607
Costco Wholesale Corp.	182	48,095
Dairy Farm International Holdings, Ltd.	21,191	151,524
Empire Co., Ltd.	3,465	87,263
FamilyMart UNY Holdings Co., Ltd.	1,400	33,367
George Weston, Ltd.	693	52,586
ICA Gruppen AB	2,215	95,264
J Sainsbury plc	8,471	21,080
Jeronimo Martins SGPS S.A.	2,166	34,881
Koninklijke Ahold Delhaize NV	1,922	43,227
Kroger Co. (The)	1,556	33,781
Loblaw Cos., Ltd.	1,037	53,095
METRO AG	2,862	52,330
Metro, Inc.	2,248	84,355
Sysco Corp.	505	35,714
Walgreens Boots Alliance, Inc.	574	31,381
Walmart, Inc.	388	42,870
WM Morrison Supermarkets plc	7,958	20,356
Woolworths Group, Ltd.	2,923	68,301

		1,280,847

Food Products—0.8%
a2 Milk Co., Ltd. (a)	7,185	70,960
Ajinomoto Co., Inc.	2,200	38,204
Archer-Daniels-Midland Co.	1,055	43,044
Associated British Foods plc	716	22,442
Barry Callebaut AG	23	46,136
Campbell Soup Co.	1,398	56,018
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	8	58,206
Conagra Brands, Inc.	1,452	38,507
Danone S.A.	490	41,557
General Mills, Inc.	1,195	62,761
Golden Agri-Resources, Ltd.	476,800	102,225
Hershey Co. (The)	482	64,602
Hormel Foods Corp.	1,248	50,594
J.M. Smucker Co. (The)	502	57,825
Kellogg Co.	794	42,535
Kerry Group plc - Class A	863	103,045
Kikkoman Corp.	100	4,361
Kraft Heinz Co. (The)	1,180	36,627
Lamb Weston Holdings, Inc.	472	29,906
McCormick & Co., Inc.	374	57,974
Mondelez International, Inc. - Class A	799	43,066
Mowi ASA	5,991	140,103
Nestle S.A.	374	38,720
NH Foods, Ltd.	500	21,452
Nisshin Seifun Group, Inc.	600	13,678
Nissin Foods Holdings Co., Ltd.	500	32,177
Orkla ASA	12,622	112,114
Saputo, Inc.	1,561	46,727
Toyo Suisan Kaisha, Ltd.	900	36,992
Tyson Foods, Inc. - Class A	699	56,437
Vitasoy International Holdings, Ltd.	4,000	19,206

Food Products—(Continued)
WH Group, Ltd.	74,000	75,335
Wilmar International, Ltd.	37,000	101,411
Yamazaki Baking Co., Ltd.	891	13,486

		1,778,433

Gas Utilities—0.3%
APA Group	9,853	74,832
Atmos Energy Corp.	344	36,312
Enagas S.A.	4,563	121,916
Hong Kong & China Gas Co., Ltd.	26,323	58,397
Naturgy Energy Group S.A.	1,368	37,679
Osaka Gas Co., Ltd.	2,600	45,351
Snam S.p.A.	19,032	94,687
Toho Gas Co., Ltd.	1,500	55,279
Tokyo Gas Co., Ltd.	2,200	51,762

		576,215

Health Care Equipment & Supplies—0.4%
Abbott Laboratories	332	27,921
ABIOMED, Inc. (a)	37	9,638
Alcon, Inc. (a)	527	32,594
Align Technology, Inc. (a)	22	6,021
Baxter International, Inc.	327	26,781
Becton Dickinson & Co.	118	29,737
BioMerieux	639	52,937
Boston Scientific Corp. (a)	655	28,152
Cochlear, Ltd.	346	50,331
Coloplast A/S - Class B	468	53,005
Cooper Cos., Inc. (The)	85	28,636
Demant A/S (a)	990	30,789
DENTSPLY SIRONA, Inc.	281	16,399
Edwards Lifesciences Corp. (a)	178	32,884
Fisher & Paykel Healthcare Corp., Ltd.	9,953	103,488
Hologic, Inc. (a)	441	21,177
IDEXX Laboratories, Inc. (a)	65	17,897
Intuitive Surgical, Inc. (a)	36	18,884
Koninklijke Philips NV	1,019	44,261
Medtronic plc	184	17,920
Siemens Healthineers AG	985	41,565
Smith & Nephew plc	4,107	89,122
Sonova Holding AG	172	39,152
Straumann Holding AG	36	31,770
Stryker Corp.	116	23,847
Terumo Corp.	1,200	35,832
Varian Medical Systems, Inc. (a)	180	24,503
Zimmer Biomet Holdings, Inc.	155	18,250

		953,493

Health Care Providers & Services—0.3%
Alfresa Holdings Corp.	1,000	24,744
AmerisourceBergen Corp.	202	17,222
Anthem, Inc.	56	15,804
Cardinal Health, Inc.	267	12,576
Centene Corp. (a)	230	12,061
Cigna Corp. (a)	38	5,987

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Covetrus, Inc. (a)	78	$1,908
CVS Health Corp.	449	24,466
DaVita, Inc. (a)	248	13,952
Fresenius Medical Care AG & Co. KGaA	367	28,791
Fresenius SE & Co. KGaA	210	11,377
HCA Healthcare, Inc.	130	17,572
Henry Schein, Inc. (a)	254	17,754
Humana, Inc.	62	16,449
Laboratory Corp. of America Holdings (a)	149	25,762
McKesson Corp.	99	13,305
Medipal Holdings Corp.	1,400	30,966
NMC Health plc	1,427	43,552
Quest Diagnostics, Inc.	205	20,871
Ramsay Health Care, Ltd.	1,630	82,816
Ryman Healthcare, Ltd.	4,929	38,938
Sonic Healthcare, Ltd.	2,884	54,960
Suzuken Co., Ltd.	400	23,510
UnitedHealth Group, Inc.	80	19,521
Universal Health Services, Inc. - Class B	172	22,427
WellCare Health Plans, Inc. (a)	53	15,109

		612,400

Health Care Technology—0.0%
Cerner Corp.	294	21,550
M3, Inc.	1,200	21,990

		43,540

Hotels, Restaurants & Leisure—0.4%
Aristocrat Leisure, Ltd.	2,119	45,816
Carnival Corp.	294	13,686
Carnival plc	434	19,320
Chipotle Mexican Grill, Inc. (a)	26	19,055
Compass Group plc	1,440	34,510
Darden Restaurants, Inc.	178	21,668
Domino’s Pizza Enterprises, Ltd.	1,093	28,924
Flight Centre Travel Group, Ltd.	962	28,100
Flutter Entertainment plc	2,860	215,406
Genting Singapore, Ltd.	101,900	69,327
Hilton Worldwide Holdings, Inc.	113	11,044
Marriott International, Inc. - Class A	134	18,799
McDonald’s Corp.	115	23,881
Melco Resorts & Entertainment, Ltd. (ADR)	679	14,748
MGM China Holdings, Ltd.	16,000	27,253
MGM Resorts International	762	21,770
Norwegian Cruise Line Holdings, Ltd. (a)	362	19,414
Restaurant Brands International, Inc.	628	43,673
Royal Caribbean Cruises, Ltd.	158	19,151
Shangri-La Asia, Ltd.	14,000	17,664
Sodexo S.A.	204	23,848
Starbucks Corp.	289	24,227
Tabcorp Holdings, Ltd.	12,221	38,237
Wynn Macau, Ltd.	9,200	20,669
Wynn Resorts, Ltd.	123	15,251
Yum! Brands, Inc.	224	24,790

		860,231

Household Durables—0.2%
Berkeley Group Holdings plc	756	35,855
Electrolux AB - Series B	2,356	60,213
Husqvarna AB - B Shares	7,034	65,798
Leggett & Platt, Inc.	585	22,446
Lennar Corp. - Class A	566	27,428
Mohawk Industries, Inc. (a)	158	23,300
Newell Brands, Inc.	1,144	17,640
PulteGroup, Inc.	1,064	33,644
Rinnai Corp.	200	12,743
Sekisui Chemical Co., Ltd.	1,100	16,558
Whirlpool Corp.	210	29,896

		345,521

Household Products—0.2%
Church & Dwight Co., Inc.	671	49,023
Clorox Co. (The)	330	50,526
Colgate-Palmolive Co.	615	44,077
Essity AB - Class B	1,755	53,942
Henkel AG & Co. KGaA	591	54,266
Kimberly-Clark Corp.	374	49,847
Procter & Gamble Co. (The)	415	45,505

		347,186

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	3,683	61,727
Electric Power Development Co., Ltd.	1,700	38,570
Meridian Energy, Ltd.	27,720	88,571
NRG Energy, Inc.	1,299	45,621
Uniper SE	1,978	59,920

		294,409

Industrial Conglomerates—0.1%
3M Co.	82	14,214
General Electric Co.	1,309	13,745
Jardine Matheson Holdings, Ltd.	900	56,724
Jardine Strategic Holdings, Ltd.	1,000	38,156
Keppel Corp., Ltd.	7,100	35,064
NWS Holdings, Ltd.	16,000	32,922
Roper Technologies, Inc.	75	27,469
Smiths Group plc	1,278	25,441

		243,735

Insurance—0.4%
Admiral Group plc	561	15,762
Aegon NV	5,532	27,544
Aflac, Inc.	367	20,115
Ageas	802	41,710
Allianz SE	121	29,163
American International Group, Inc.	258	13,746
Aon plc	120	23,158
Arthur J. Gallagher & Co.	34	2,978
Assurant, Inc.	156	16,595
Chubb, Ltd.	124	18,264
Cincinnati Financial Corp.	187	19,386
Dai-ichi Life Holdings, Inc.	400	6,052

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Everest Re Group, Ltd.	65	$16,067
Fairfax Financial Holdings, Ltd.	18	8,835
Gjensidige Forsikring ASA	3,188	64,198
Hannover Rueck SE	109	17,623
Hartford Financial Services Group, Inc. (The)	341	19,000
Japan Post Holdings Co., Ltd.	1,800	20,394
Lincoln National Corp.	200	12,890
Manulife Financial Corp.	1,399	25,426
Marsh & McLennan Cos., Inc.	217	21,646
NN Group NV	892	35,910
Poste Italiane S.p.A.	1,605	16,908
Principal Financial Group, Inc.	264	15,291
Progressive Corp. (The)	304	24,299
Prudential Financial, Inc.	155	15,655
Sampo Oyj - A Shares	1,547	73,007
SCOR SE	234	10,269
Sony Financial Holdings, Inc.	500	12,037
Swiss Life Holding AG	40	19,825
T&D Holdings, Inc.	1,400	15,270
Tokio Marine Holdings, Inc.	500	25,093
Torchmark Corp.	194	17,355
Travelers Cos., Inc. (The)	119	17,793
Tryg A/S	3,112	101,160
Unum Group	352	11,810

		852,234

Interactive Media & Services—0.1%
Alphabet, Inc. - Class A (a)	19	20,573
Alphabet, Inc. - Class C (a)	23	24,861
Auto Trader Group plc	4,318	30,094
Facebook, Inc. - Class A (a)	203	39,179
REA Group, Ltd.	1,082	73,079
TripAdvisor, Inc. (a)	1,296	59,992
Twitter, Inc. (a)	943	32,910

		280,688

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (a)	9	17,043
Booking Holdings, Inc. (a)	8	14,998
Delivery Hero AG (a)	374	16,964
eBay, Inc.	633	25,003
Expedia Group, Inc.	147	19,555
Zalando SE (a)	567	25,158

		118,721

IT Services—0.4%
Accenture plc - Class A	119	21,988
Adyen NV (a)	37	28,570
Akamai Technologies, Inc. (a)	235	18,833
Alliance Data Systems Corp.	84	11,771
Amadeus IT Group S.A.	817	64,654
Atos SE	540	45,150
Automatic Data Processing, Inc.	159	26,287
Capgemini SE	486	60,472
CGI, Inc. (a)	1,163	89,413

IT Services—(Continued)
Cognizant Technology Solutions Corp. - Class A	236	14,960
Computershare, Ltd.	5,091	58,031
DXC Technology Co.	262	14,449
Fidelity National Information Services, Inc.	196	24,045
Fiserv, Inc. (a)	322	29,354
Global Payments, Inc.	125	20,016
International Business Machines Corp.	103	14,204
MasterCard, Inc. - Class A	94	24,866
Nomura Research Institute, Ltd.	1,800	28,922
NTT Data Corp.	2,000	26,694
Obic Co., Ltd.	300	34,061
Paychex, Inc.	297	24,440
PayPal Holdings, Inc. (a)	208	23,808
Shopify, Inc. - Class A (a)	157	47,186
Total System Services, Inc.	169	21,678
VeriSign, Inc. (a)	100	20,916
Visa, Inc. - Class A	130	22,561
Western Union Co. (The)	937	18,637
Wirecard AG	510	85,813
Wix.com, Ltd. (a)	511	72,613
Worldline S.A. (a)	216	15,722

		1,010,114

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	500	24,313
Hasbro, Inc.	140	14,795
Mattel, Inc. (a)	1,084	12,152
Sankyo Co., Ltd.	700	25,364

		76,624

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	374	27,927
Eurofins Scientific SE	66	29,197
Illumina, Inc. (a)	54	19,880
IQVIA Holdings, Inc. (a)	85	13,677
Lonza Group AG (a)	81	27,335
PerkinElmer, Inc.	295	28,420
QIAGEN NV (a)	948	38,512
Thermo Fisher Scientific, Inc.	100	29,368
Waters Corp. (a)	104	22,385

		236,701

Machinery—0.3%
Alfa Laval AB	740	16,147
Andritz AG	1,290	48,627
Caterpillar, Inc.	163	22,215
CNH Industrial NV	2,509	25,664
Cummins, Inc.	142	24,330
Dover Corp.	246	24,649
Epiroc AB - Class A	2,259	23,522
Flowserve Corp.	254	13,383
Ingersoll-Rand plc	162	20,521
Kawasaki Heavy Industries, Ltd.	400	9,488
Kone Oyj - Class B	580	34,232
Kurita Water Industries, Ltd.	900	22,427

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Metso Oyj	803	$31,552
Parker-Hannifin Corp.	111	18,871
Pentair plc	240	8,928
Sandvik AB	1,192	21,901
Schindler Holding AG	145	31,671
Schindler Holding AG (Participation Certificate)	169	37,624
SKF AB - B Shares	1,179	21,682
Snap-on, Inc.	113	18,717
Stanley Black & Decker, Inc.	134	19,378
Sumitomo Heavy Industries, Ltd.	740	25,529
Techtronic Industries Co., Ltd.	2,500	19,172
Volvo AB - B Shares	1,271	20,171
Wartsila Oyj Abp	2,478	35,944
Xylem, Inc.	298	24,925
Yangzijiang Shipbuilding Holdings, Ltd.	18,126	20,551

		641,821

Marine—0.0%
AP Moller - Maersk A/S - Class A	25	29,036
AP Moller - Maersk A/S - Class B	25	31,025
Kuehne & Nagel International AG	191	28,354

		88,415

Media—0.5%
CBS Corp. - Class B	734	36,627
Charter Communications, Inc. - Class A (a)	89	35,171
Comcast Corp. - Class A	666	28,158
Discovery, Inc. - Class A (a)	989	30,362
Discovery, Inc. - Class C (a)	393	11,181
DISH Network Corp. - Class A (a)	1,108	42,558
Eutelsat Communications S.A.	2,603	48,686
Fox Corp. - Class A (a)	894	32,756
Fox Corp. - Class B (a)	923	33,717
Informa plc	4,220	44,801
Interpublic Group of Cos., Inc. (The)	2,028	45,813
News Corp. - Class A	2,521	34,008
News Corp. - Class B	3,370	47,045
Omnicom Group, Inc.	483	39,582
Pearson plc	4,282	44,618
RTL Group S.A.	544	27,917
Schibsted ASA - B Shares	2,530	66,100
SES S.A.	1,808	28,311
Shaw Communications, Inc. - Class B	2,627	53,601
Singapore Press Holdings, Ltd.	56,200	101,602
Telenet Group Holding NV	4,581	255,490

		1,088,104

Metals & Mining—0.2%
Agnico Eagle Mines, Ltd.	631	32,351
Anglo American plc	865	24,743
Antofagasta plc	2,184	25,856
ArcelorMittal	1,441	25,805
BHP Group plc	1,086	27,717
BHP Group, Ltd.	451	13,065
Boliden AB	2,040	52,173

Metals & Mining—(Continued)
Evraz plc	2,698	22,874
Freeport-McMoRan, Inc.	3,007	34,911
Fresnillo plc	2,227	24,649
Hitachi Metals, Ltd.	1,500	16,991
Maruichi Steel Tube, Ltd.	200	5,564
Newmont Goldcorp Corp	1,719	66,130
Nippon Steel Corp.	700	12,039
Norsk Hydro ASA	14,459	51,895
Nucor Corp.	593	32,674
Rio Tinto plc	480	29,614
Voestalpine AG	840	25,956
Wheaton Precious Metals Corp.	1,168	28,247

		553,254

Multi-Utilities—0.7%
AGL Energy, Ltd.	6,129	86,157
Ameren Corp.	966	72,556
Atco, Ltd. - Class I	1,545	52,076
Canadian Utilities, Ltd. - Class A	2,105	59,410
CenterPoint Energy, Inc.	2,614	74,839
Centrica plc	52,279	58,284
CMS Energy Corp.	1,205	69,782
Consolidated Edison, Inc.	792	69,443
Dominion Energy, Inc.	1,787	138,171
DTE Energy Co.	593	75,833
E.ON SE	4,655	50,557
Engie S.A.	3,624	55,034
Innogy SE	1,486	63,618
National Grid plc	7,406	78,705
NiSource, Inc.	2,325	66,960
Public Service Enterprise Group, Inc.	1,131	66,525
RWE AG	2,029	50,018
Sempra Energy	467	64,184
Suez	5,577	80,480
Veolia Environnement S.A.	3,081	75,117
WEC Energy Group, Inc.	955	79,618

		1,487,367

Multiline Retail—0.2%
Canadian Tire Corp., Ltd. - Class A	533	58,072
Dollar General Corp.	30	4,055
Dollar Tree, Inc. (a)	182	19,545
Dollarama, Inc.	1,334	46,930
Harvey Norman Holdings, Ltd.	10,455	29,937
Isetan Mitsukoshi Holdings, Ltd.	1,200	9,720
Kohl’s Corp.	254	12,077
Macy’s, Inc.	876	18,799
Marks & Spencer Group plc	9,660	25,913
Nordstrom, Inc.	571	18,192
Pan Pacific International Holdings Corp.	800	50,849
Target Corp.	251	21,739
Wesfarmers, Ltd.	1,351	34,363

		350,191

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—1.0%
Aker BP ASA	1,076	$31,024
Anadarko Petroleum Corp.	522	36,832
Apache Corp.	1,098	31,809
BP plc	13,032	91,073
Cabot Oil & Gas Corp.	1,443	33,131
Caltex Australia, Ltd.	3,576	62,195
Canadian Natural Resources, Ltd.	1,208	32,572
Chevron Corp.	263	32,728
Cimarex Energy Co.	517	30,674
Concho Resources, Inc.	299	30,851
ConocoPhillips	517	31,537
Devon Energy Corp.	1,050	29,946
Diamondback Energy, Inc.	328	35,742
Encana Corp.	2,711	13,907
Eni S.p.A.	4,165	68,991
EOG Resources, Inc.	272	25,340
Equinor ASA	2,747	54,423
Exxon Mobil Corp.	434	33,257
Galp Energia SGPS S.A.	4,204	64,809
Hess Corp.	588	37,379
HollyFrontier Corp.	703	32,535
Idemitsu Kosan Co., Ltd.	2,976	90,478
Inpex Corp.	8,300	75,655
Inter Pipeline, Ltd.	3,367	52,374
JXTG Holdings, Inc.	19,100	95,448
Kinder Morgan, Inc.	1,803	37,647
Koninklijke Vopak NV	1,770	81,791
Lundin Petroleum AB	1,639	51,007
Marathon Oil Corp.	2,290	32,541
Marathon Petroleum Corp.	684	38,222
Neste Oyj	2,661	90,457
Noble Energy, Inc.	1,430	32,032
Occidental Petroleum Corp.	712	35,799
Oil Search, Ltd.	9,224	45,940
OMV AG	1,385	67,492
ONEOK, Inc.	658	45,277
Origin Energy, Ltd.	8,715	44,819
Phillips 66	339	31,710
Pioneer Natural Resources Co.	166	25,541
Repsol S.A.	4,048	63,459
Royal Dutch Shell plc - A Shares	2,858	93,584
Royal Dutch Shell plc - B Shares	2,515	82,036
Santos, Ltd.	6,898	34,375
Total S.A.	1,645	92,040
Valero Energy Corp.	399	34,158
Williams Cos., Inc. (The)	1,549	43,434
Woodside Petroleum, Ltd.	2,812	71,982

		2,330,053

Paper & Forest Products—0.0%
OJI Holdings Corp.	2,000	11,587
Stora Enso Oyj - R Shares	3,567	41,926
UPM-Kymmene Oyj	1,636	43,480

		96,993

Personal Products—0.1%
Beiersdorf AG	583	69,980
Coty, Inc. - Class A	2,316	31,034
Estee Lauder Cos., Inc. (The) - Class A	343	62,807
L’Oreal S.A.	140	39,878
Unilever NV	163	9,929
Unilever plc	618	38,376

		252,004

Pharmaceuticals—0.5%
Allergan plc	110	18,417
AstraZeneca plc	883	72,083
Aurora Cannabis, Inc. (a)	2,946	23,081
Bausch Health Cos., Inc. (a)	1,898	47,887
Bayer AG	246	17,087
Bristol-Myers Squibb Co.	248	11,247
Canopy Growth Corp. (a)	597	24,103
Daiichi Sankyo Co., Ltd.	400	20,885
Eisai Co., Ltd.	100	5,642
Eli Lilly & Co.	166	18,391
GlaxoSmithKline plc	3,007	60,193
H Lundbeck A/S	1,279	50,578
Ipsen S.A.	413	56,357
Johnson & Johnson	142	19,778
Merck & Co., Inc.	311	26,077
Merck KGaA	442	46,248
Mitsubishi Tanabe Pharma Corp.	2,800	31,306
Mylan NV (a)	704	13,404
Nektar Therapeutics (a)	334	11,884
Novartis AG	426	38,965
Novo Nordisk A/S - Class B	799	40,757
Orion Oyj - Class B	2,387	87,517
Otsuka Holdings Co., Ltd.	900	29,414
Perrigo Co. plc	347	16,524
Pfizer, Inc.	475	20,577
Recordati S.p.A.	1,997	83,247
Roche Holding AG	178	50,083
Sanofi	439	37,978
Sumitomo Dainippon Pharma Co., Ltd.	1,600	30,402
Takeda Pharmaceutical Co., Ltd.	938	33,341
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	5,138	47,424
UCB S.A.	858	71,148
Vifor Pharma AG	230	33,237
Zoetis, Inc.	294	33,366

		1,228,628

Professional Services—0.1%
Equifax, Inc.	97	13,118
Experian plc	594	18,033
Nielsen Holdings plc	377	8,520
Randstad NV	972	53,393
Robert Half International, Inc.	330	18,813
Seek, Ltd.	2,171	32,306
SGS S.A.	12	30,575
Verisk Analytics, Inc.	157	22,994
Wolters Kluwer NV	350	25,481

		223,233

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—0.1%
Aeon Mall Co., Ltd.	1,000	$15,070
Azrieli Group, Ltd.	378	25,348
CBRE Group, Inc. - Class A (a)	363	18,622
City Developments, Ltd.	2,900	20,361
Deutsche Wohnen SE	498	18,267
Mitsubishi Estate Co., Ltd.	1,000	18,655
Swiss Prime Site AG (a)	396	34,574
Vonovia SE	372	17,766
Wharf Holdings, Ltd. (The)	3,000	7,933
Wharf Real Estate Investment Co., Ltd.	3,000	21,075

		197,671

Road & Rail—0.1%
Aurizon Holdings, Ltd.	8,386	31,850
Canadian National Railway Co.	446	41,278
Canadian Pacific Railway, Ltd.	158	37,213
ComfortDelGro Corp., Ltd.	14,400	28,316
CSX Corp.	245	18,956
DSV A/S	67	6,578
J.B. Hunt Transport Services, Inc.	132	12,066
Kansas City Southern	206	25,095
MTR Corp., Ltd.	7,500	50,515
Odakyu Electric Railway Co., Ltd.	1,100	26,952
Union Pacific Corp.	164	27,734

		306,553

Semiconductors & Semiconductor Equipment—0.2%
Advanced Micro Devices, Inc. (a)	283	8,595
Analog Devices, Inc.	254	28,669
ASM Pacific Technology, Ltd.	6,100	62,540
ASML Holding NV	236	49,340
Broadcom, Inc.	78	22,453
Infineon Technologies AG	2,793	49,358
Microchip Technology, Inc.	245	21,242
Micron Technology, Inc. (a)	254	9,802
NVIDIA Corp.	83	13,631
NXP Semiconductors NV	743	72,524
Qorvo, Inc. (a)	209	13,921
QUALCOMM, Inc.	236	17,953
Skyworks Solutions, Inc.	204	15,763
STMicroelectronics NV	1,570	27,857
Texas Instruments, Inc.	219	25,132
Xilinx, Inc.	80	9,434

		448,214

Software—0.4%
Adobe, Inc. (a)	93	27,403
Autodesk, Inc. (a)	112	18,245
Blackberry, Ltd. (a)	3,332	24,833
Check Point Software Technologies, Ltd. (a)	774	89,482
Citrix Systems, Inc.	160	15,702
Constellation Software, Inc.	72	67,860
Dassault Systemes SE	307	49,048
Intuit, Inc.	118	30,837
Micro Focus International plc	1,976	51,892

Software—(Continued)
Microsoft Corp.	208	27,864
Nice, Ltd. (a)	834	114,145
Open Text Corp.	1,969	81,253
Oracle Corp.	419	23,870
Oracle Corp. Japan	400	29,315
Red Hat, Inc. (a)	108	20,278
Sage Group plc (The)	7,535	76,881
SAP SE	593	81,514
Symantec Corp.	778	16,929
Synopsys, Inc. (a)	278	35,776
Temenos AG (a)	351	62,851

		945,978

Specialty Retail—0.2%
ABC-Mart, Inc.	300	19,577
Advance Auto Parts, Inc.	47	7,245
AutoZone, Inc. (a)	19	20,890
Best Buy Co., Inc.	298	20,780
CarMax, Inc. (a)	115	9,986
Dufry AG (a)	555	47,013
Foot Locker, Inc.	331	13,876
Gap, Inc. (The)	1,003	18,024
Hennes & Mauritz AB - B Shares	3,335	59,188
Industria de Diseno Textil S.A.	2,996	90,015
Kingfisher plc	9,450	25,816
L Brands, Inc.	745	19,445
Nitori Holdings Co., Ltd.	100	13,268
O’Reilly Automotive, Inc. (a)	47	17,358
Ross Stores, Inc.	286	28,348
Shimamura Co., Ltd.	100	7,483
Tiffany & Co.	144	13,484
TJX Cos., Inc. (The)	422	22,315
Tractor Supply Co.	276	30,029
Ulta Salon Cosmetics & Fragrance, Inc. (a)	70	24,282
USS Co., Ltd.	1,200	23,684
Yamada Denki Co., Ltd.	4,100	18,151

		550,257

Technology Hardware, Storage & Peripherals—0.1%
Canon, Inc.	1,900	55,648
FUJIFILM Holdings Corp.	700	35,563
HP, Inc.	794	16,507
NetApp, Inc.	274	16,906
Seagate Technology plc	371	17,481
Western Digital Corp.	232	11,032
Xerox Corp.	210	7,436

		160,573

Textiles, Apparel & Luxury Goods—0.3%
adidas AG	80	24,698
Capri Holdings, Ltd. (a)	282	9,780
Cie Financiere Richemont S.A.	805	68,324
EssilorLuxottica S.A.	236	30,850
Gildan Activewear, Inc.	1,547	59,869
Hanesbrands, Inc.	1,640	28,241

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Hermes International	59	$42,553
Moncler S.p.A.	740	31,639
NIKE, Inc. - Class B	289	24,262
Pandora A/S	2,029	72,194
PVH Corp.	170	16,089
Ralph Lauren Corp.	192	21,809
Swatch Group AG (The)	1,080	58,479
Swatch Group AG (The) - Bearer Shares	202	57,997
Tapestry, Inc.	612	19,419
Under Armour, Inc. - Class A (a)	995	25,223
Under Armour, Inc. - Class C (a)	217	4,817
VF Corp.	341	29,786
Yue Yuen Industrial Holdings, Ltd.	18,842	51,537

		677,566

Tobacco—0.1%
Altria Group, Inc.	744	35,228
Imperial Brands plc	882	20,710
Japan Tobacco, Inc.	1,200	26,519
Philip Morris International, Inc.	407	31,962
Swedish Match AB	1,161	49,069

		163,488

Trading Companies & Distributors—0.1%
AerCap Holdings NV (a)	788	40,984
Brenntag AG	505	24,870
Fastenal Co.	698	22,748
Ferguson plc (a)	402	28,654
Marubeni Corp.	4,400	29,193
United Rentals, Inc. (a)	70	9,284
WW Grainger, Inc.	73	19,581

		175,314

Transportation Infrastructure—0.2%
Aena SME S.A.	150	29,732
Aeroports de Paris	108	19,060
Atlantia S.p.A.	929	24,170
Auckland International Airport, Ltd.	10,663	70,642
Fraport AG Frankfurt Airport Services Worldwide	632	54,330
SATS, Ltd.	7,500	28,984
Sydney Airport	9,497	53,658
Transurban Group	5,569	57,699

		338,275

Water Utilities—0.1%
American Water Works Co., Inc.	434	50,344
Severn Trent plc	2,194	57,091
United Utilities Group plc	5,978	59,479

		166,914

Wireless Telecommunication Services—0.1%
1&1 Drillisch AG	789	26,252
KDDI Corp.	1,600	40,763

Wireless Telecommunication Services—(Continued)
Millicom International Cellular S.A.	906	$50,981
NTT DoCoMo, Inc.	1,800	42,009
Rogers Communications, Inc. - Class B	1,323	70,820
SoftBank Group Corp.	400	19,275
Tele2 AB - B Shares	4,002	58,448
Vodafone Group plc	16,068	26,357

		334,905

Total Common Stocks (Cost $33,548,503)		36,506,062

Foreign Government—16.1%

Sovereign—16.1%
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/23 (EUR) (b)	6,066,480	7,264,214
France Government Bond OAT 0.250%, 07/25/24 (EUR) (b)	6,801,920	8,349,354
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/24 (144A) (EUR) (b)	4,310,781	5,279,786
United Kingdom Gilt Inflation Linked Bond 0.625%, 03/22/40 (GBP) (b)	7,185,024	15,396,878

Total Foreign Government (Cost $34,259,901)		36,290,232

Mutual Fund—10.7%

Investment Company Security—10.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $23,196,124)	194,892	24,238,718

U.S. Treasury & Government Agencies—8.7%

U.S. Treasury—8.7%
U.S. Treasury Inflation Indexed Bond 3.875%, 04/15/29 (b)	5,859,409	7,843,770
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/23 (b)	2,191,721	2,179,314
0.250%, 01/15/25 (b)	4,023,700	4,028,218
0.375%, 07/15/25 (b)	5,602,584	5,664,009

Total U.S. Treasury & Government Agencies (Cost $19,511,482)		19,715,311

Preferred Stocks—0.0%

Automobiles—0.0%
Bayerische Motoren Werke (BMW) AG	344	21,356

Health Care Equipment & Supplies—0.0%
Sartorius AG	111	22,757

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Household Products—0.0%
Henkel AG & Co. KGaA	520	$50,894

Total Preferred Stocks (Cost $100,583)		95,007

Short-Term Investments—40.4%

Mutual Funds—4.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.299% (c)	7,363,951	7,363,951
UBS Select Treasury Institutional Fund, Institutional Class, 2.230% (c)	1,707,966	1,707,966

		9,071,917

Repurchase Agreement—21.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $49,214,373; collateralized by U.S. Treasury Note at 2.000% due 12/31/21, with a market value of $50,194,124.	49,209,452	49,209,452

U.S. Treasury—14.6%
U.S. Treasury Bills 2.362%, 07/25/19 (d) (e)	8,000,000	7,989,614

U.S. Treasury—(Continued)
U.S. Treasury Bills
2.465%, 07/11/19 (d) (e)	25,000,000	24,986,515

		32,976,129

Total Short-Term Investments (Cost $91,251,656)		91,257,498

Total Investments—92.1% (Cost $201,868,249)		208,102,828
Other assets and liabilities (net)—7.9%		17,767,462

Net Assets—100.0%		$225,870,290

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Principal amount of security is adjusted for inflation.
(c)	The rate shown represents the annualized seven-day yield as of June 30, 2019.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2019, the market value of securities pledged was $32,976,129.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $5,279,786, which is 2.3% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	2,400,000	BNY	07/30/19	USD	1,672,306	$(14,282)
AUD	21,414	SSBT	07/30/19	USD	14,945	(103)
CAD	2,900,000	SSBT	07/30/19	USD	2,202,506	(13,465)
CHF	1,200,000	SSBT	07/30/19	USD	1,234,483	1,963
EUR	18,185,000	CIB	07/29/19	USD	20,440,631	(283,836)
EUR	7,300,000	SSBT	07/30/19	USD	8,324,372	4,272
GBP	11,590,000	SSBT	07/29/19	USD	14,630,236	(108,486)
GBP	1,400,000	SSBT	07/30/19	USD	1,780,789	354
HKD	11,000,000	BNP	07/30/19	USD	1,408,081	(253)
JPY	283,300,000	SSBT	07/30/19	USD	2,650,975	17,618

Net Unrealized Depreciation						$(396,218)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
5-Year USD Market Agreed Coupon Swap Futures	09/16/19	381	USD	40,409,813	$308,621
10-Year USD Market Agreed Coupon Swap Futures	09/16/19	191	USD	20,914,500	230,833
Amsterdam AEX Index Futures	07/19/19	7	EUR	785,302	891
Australian 10 Year Treasury Bond Futures	09/16/19	339	AUD	48,697,394	388,981
Bloomberg Commodity Index Futures	09/18/19	502	USD	3,990,900	108,884
Brent Crude Oil Futures	08/30/19	22	USD	1,415,700	2,268

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-16

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	09/19/19	293	CAD	41,878,490	$343,963
Cattle Feeder Futures	08/29/19	11	USD	752,675	(86,117)
Cattle Feeder Futures	09/26/19	5	USD	341,750	(16,519)
Cocoa Futures	09/13/19	47	USD	1,139,750	14,885
Coffee ‘C’ Futures	09/18/19	15	USD	615,656	6,695
Copper Futures	09/26/19	17	USD	1,153,238	21,605
Corn Futures	09/13/19	36	USD	764,550	47,138
Cotton No. 2 Futures	12/06/19	23	USD	759,920	(29,730)
DAX Index Futures	09/20/19	2	EUR	619,400	5,794
Euro-BTP Futures	09/06/19	93	EUR	12,489,900	621,003
Euro-Bobl Futures	09/06/19	150	EUR	20,166,000	92,421
Euro-Bund 10 Year Futures	09/06/19	60	EUR	10,364,400	129,489
Euro-Buxl 30 Year Bond Futures	09/06/19	24	EUR	4,869,600	180,080
FTSE 100 Index Futures	09/20/19	14	GBP	1,031,660	582
Gold 100 oz. Futures	08/28/19	25	USD	3,534,250	302,470
Goldman Sachs Commodity Index Futures	07/16/19	63	USD	6,675,638	276,951
Hang Seng Index Futures	07/30/19	7	HKD	9,976,750	5,605
IBEX 35 Index Futures	07/19/19	6	EUR	550,380	2,329
Japanese Government 10 Year Bond Futures	09/12/19	29	JPY	4,461,650,000	115,362
Japanese Government 10 Year Bond Mini Futures	09/11/19	495	JPY	7,618,050,000	173,180
LME Nickel Futures	09/18/19	12	USD	914,760	45,413
LME Primary Aluminum Futures	09/18/19	32	USD	1,440,200	(21,821)
LME Zinc Futures	09/18/19	18	USD	1,125,450	(106,137)
Lean Hogs Futures	08/14/19	8	USD	243,200	(16,796)
Live Cattle Futures	08/30/19	28	USD	1,168,720	(40,668)
Live Cattle Futures	10/31/19	17	USD	716,890	(5,371)
Low Sulphur Gas Oil Futures	08/12/19	13	USD	776,750	52,615
MSCI Emerging Markets Index Mini Futures	09/20/19	366	USD	19,277,220	829,877
Natural Gas Futures	08/28/19	68	USD	1,551,760	(71,285)
New York Harbor ULSD Futures	08/30/19	10	USD	817,824	9,622
OMX Stockholm 30 Index Futures	07/19/19	40	SEK	6,483,000	16,119
RBOB Gasoline Futures	08/30/19	10	USD	778,722	31,976
Russell 2000 Index E-Mini Futures	09/20/19	243	USD	19,040,265	468,382
S&P 500 Index E-Mini Futures	09/20/19	138	USD	20,314,980	340,515
S&P TSX 60 Index Futures	09/19/19	10	CAD	1,955,400	6,363
SPI 200 Index Futures	09/19/19	12	AUD	1,967,700	18,075
Silver Futures	09/26/19	22	USD	1,687,510	39,732
Soybean Futures	11/14/19	14	USD	646,100	50,532
Soybean Meal Futures	12/13/19	19	USD	613,510	33,290
Soybean Oil Futures	08/14/19	53	USD	902,166	30,575
Soybean Oil Futures	12/13/19	11	USD	190,278	(90)
Sugar No. 11 Futures	09/30/19	53	USD	749,123	25,371
TOPIX Index Futures	09/12/19	8	JPY	124,080,000	9,575
U.S. Treasury Long Bond Futures	09/19/19	89	USD	13,847,844	426,016
U.S. Treasury Note 2 Year Futures	09/30/19	49	USD	10,543,805	44,160
United Kingdom Long Gilt Bond Futures	09/26/19	176	GBP	22,932,800	290,745
Wheat Futures	09/13/19	32	USD	843,600	79,501

Futures Contracts—Short
LME Primary Aluminum Futures	09/18/19	(1)	USD	(45,006)	(537)

Net Unrealized Appreciation					$5,833,413

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-17

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	2.500%	Semi-Annually	12/18/21	USD	15,346,000	$252,681	$212,914	$39,767
Pay	3M LIBOR	Quarterly	3.000%	Semi-Annually	09/18/21	USD	66,581,000	1,679,413	550,856	1,128,557
Pay	3M LIBOR	Quarterly	3.000%	Semi-Annually	09/18/21	USD	40,000,000	1,008,944	440,039	568,905

Totals								$2,941,038	$1,203,809	$1,737,229

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(BNY)—	Bank of New York
(CIB)—	Credit Agricole
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-18

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$234,429	$159,050	$—	$393,479
Air Freight & Logistics	58,190	50,017	—	108,207
Airlines	78,605	65,905	—	144,510
Auto Components	44,202	67,262	—	111,464
Automobiles	47,977	105,858	—	153,835
Banks	411,231	783,678	—	1,194,909
Beverages	259,244	476,336	—	735,580
Biotechnology	173,025	222,466	—	395,491
Building Products	74,649	111,345	—	185,994
Capital Markets	253,535	57,359	—	310,894
Chemicals	602,220	1,147,647	—	1,749,867
Commercial Services & Supplies	86,075	74,664	—	160,739
Communications Equipment	88,048	183,395	—	271,443
Construction & Engineering	55,409	18,447	—	73,856
Construction Materials	102,746	171,843	—	274,589
Consumer Finance	25,715	—	—	25,715
Containers & Packaging	323,206	55,109	—	378,315
Distributors	38,231	115,356	—	153,587
Diversified Consumer Services	28,567	11,652	—	40,219
Diversified Financial Services	33,451	115,523	—	148,974
Diversified Telecommunication Services	375,188	1,783,591	—	2,158,779
Electric Utilities	1,199,416	1,634,885	—	2,834,301
Electrical Equipment	77,988	160,224	—	238,212
Electronic Equipment, Instruments & Components	109,226	219,397	—	328,623
Energy Equipment & Services	193,586	125,617	—	319,203
Entertainment	238,045	55,417	—	293,462
Equity Real Estate Investment Trusts	409,554	195,398	—	604,952
Food & Staples Retailing	525,148	755,699	—	1,280,847
Food Products	686,623	1,091,810	—	1,778,433
Gas Utilities	36,312	539,903	—	576,215
Health Care Equipment & Supplies	348,647	604,846	—	953,493
Health Care Providers & Services	272,746	339,654	—	612,400
Health Care Technology	21,550	21,990	—	43,540
Hotels, Restaurants & Leisure	291,157	569,074	—	860,231
Household Durables	154,354	191,167	—	345,521
Household Products	238,978	108,208	—	347,186
Independent Power and Renewable Electricity Producers	107,348	187,061	—	294,409
Industrial Conglomerates	55,428	188,307	—	243,735
Insurance	320,309	531,925	—	852,234
Interactive Media & Services	177,515	103,173	—	280,688
Internet & Direct Marketing Retail	76,599	42,122	—	118,721

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-19

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$562,025	$448,089	$—	$1,010,114
Leisure Products	26,947	49,677	—	76,624
Life Sciences Tools & Services	141,657	95,044	—	236,701
Machinery	195,917	445,904	—	641,821
Marine	—	88,415	—	88,415
Media	470,579	617,525	—	1,088,104
Metals & Mining	194,313	358,941	—	553,254
Multi-Utilities	889,397	597,970	—	1,487,367
Multiline Retail	199,409	150,782	—	350,191
Oil, Gas & Consumable Fuels	876,975	1,453,078	—	2,330,053
Paper & Forest Products	—	96,993	—	96,993
Personal Products	93,841	158,163	—	252,004
Pharmaceuticals	332,160	896,468	—	1,228,628
Professional Services	63,445	159,788	—	223,233
Real Estate Management & Development	18,622	179,049	—	197,671
Road & Rail	162,342	144,211	—	306,553
Semiconductors & Semiconductor Equipment	259,119	189,095	—	448,214
Software	480,332	465,646	—	945,978
Specialty Retail	246,062	304,195	—	550,257
Technology Hardware, Storage & Peripherals	69,362	91,211	—	160,573
Textiles, Apparel & Luxury Goods	239,295	438,271	—	677,566
Tobacco	67,190	96,298	—	163,488
Trading Companies & Distributors	92,597	82,717	—	175,314
Transportation Infrastructure	—	338,275	—	338,275
Water Utilities	50,344	116,570	—	166,914
Wireless Telecommunication Services	70,820	264,085	—	334,905
Total Common Stocks	14,737,222	21,768,840	—	36,506,062
Total Foreign Government*	—	36,290,232	—	36,290,232
Total Mutual Fund*	24,238,718	—	—	24,238,718
Total U.S. Treasury & Government Agencies*	—	19,715,311	—	19,715,311
Total Preferred Stocks*	—	95,007	—	95,007
Short-Term Investments
Mutual Funds	9,071,917	—	—	9,071,917
Repurchase Agreement	—	49,209,452	—	49,209,452
U.S. Treasury	—	32,976,129	—	32,976,129
Total Short-Term Investments*	9,071,917	82,185,581	—	91,257,498
Total Investments	$48,047,857	$160,054,971	$—	$208,102,828

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$24,207	$—	$24,207
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(420,425)	—	(420,425)
Total Forward Contracts	$—	$(396,218)	$—	$(396,218)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,228,484	$—	$—	$6,228,484
Futures Contracts (Unrealized Depreciation)	(395,071)	—	—	(395,071)
Total Futures Contracts	$5,833,413	$—	$—	$5,833,413
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,737,229	$—	$1,737,229

*	See Consolidated Schedule of Investments for additional detailed categorizations.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-20

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a)	$158,893,376
Repurchase Agreement at value which equals cost	49,209,452
Cash	12,839,876
Cash denominated in foreign currencies (b)	528,245
Cash collateral for centrally cleared swap contracts	1,242,511
Unrealized appreciation on forward foreign currency exchange contracts	24,207
Receivable for:
Investments sold	764
Fund shares sold	259,788
Dividends and interest	228,827
Variation margin on futures contracts	3,644,503

Total Assets	226,871,549
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	420,425
Payables for:
Fund shares redeemed	42,645
Variation margin on centrally cleared swap contracts	67,040
Accrued Expenses:
Management fees	117,410
Distribution and service fees	45,157
Deferred trustees’ fees	91,657
Other expenses	216,925

Total Liabilities	1,001,259

Net Assets	$225,870,290

Net Assets Consist of:
Paid in surplus	$206,409,530
Distributable earnings (Accumulated losses)	19,460,760

Net Assets	$225,870,290

Net Assets
Class B	$225,870,290
Capital Shares Outstanding*
Class B	19,929,145
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$11.33

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $152,658,797.
(b)	Identified cost of cash denominated in foreign currencies was $527,425.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$1,057,325
Interest	961,079

Total investment income	2,018,404
Expenses
Management fees	678,970
Administration fees	31,687
Custodian and accounting fees	59,685
Distribution and service fees—Class B	261,142
Audit and tax services	46,255
Legal	23,660
Trustees’ fees and expenses	31,324
Shareholder reporting	11,799
Insurance	718
Miscellaneous	11,367

Total expenses	1,156,607

Net Investment Income	861,797

Net Realized and Unrealized Gain
Net realized gain on:
Investments	817,665
Futures contracts	16,626,457
Swap contracts	515,750
Foreign currency transactions	159,951
Forward foreign currency transactions	666,298

Net realized gain	18,786,121

Net change in unrealized appreciation (depreciation) on:
Investments	7,037,336
Futures contracts	5,978,279
Swap contracts	1,384,433
Foreign currency transactions	(31,599)
Forward foreign currency transactions	(97,414)

Net change in unrealized appreciation	14,271,035

Net realized and unrealized gain	33,057,156

Net Increase in Net Assets From Operations	$33,918,953

(a)	Net of foreign withholding taxes of $50,521.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-21

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$861,797	$1,889,146
Net realized gain (loss)	18,786,121	(8,399,830)
Net change in unrealized appreciation (depreciation)	14,271,035	(11,274,982)

Increase (decrease) in net assets from operations	33,918,953	(17,785,666)

From Distributions to Shareholders
Class B	(7,176,006)	(17,043,222)

Total distributions	(7,176,006)	(17,043,222)

Increase (decrease) in net assets from capital share transactions	3,825,859	(26,881,712)

Total increase (decrease) in net assets	30,568,806	(61,710,600)

Net Assets
Beginning of period	195,301,484	257,012,084

End of period	$225,870,290	$195,301,484

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	1,251,256	$13,748,190	747,377	$8,104,011
Reinvestments	652,364	7,176,006	1,615,471	17,043,222
Redemptions	(1,577,842)	(17,098,337)	(4,870,126)	(52,028,945)

Net increase (decrease)	325,778	$3,825,859	(2,507,278)	$(26,881,712)

Increase (decrease) derived from capital shares transactions		$3,825,859		$(26,881,712)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-22

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014(a)
Net Asset Value, Beginning of Period	$9.96		$11.62	$10.32	$9.62		$10.31	$10.00

Income (Loss) from Investment Operations
Net investment income (loss) (b)	0.04		0.09	0.02	(0.06	)(c)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	1.71		(0.93)	1.28	1.13		(0.48)	0.60

Total income (loss) from investment operations	1.75		(0.84)	1.30	1.07		(0.56)	0.54

Less Distributions
Distributions from net investment income	(0.38)		0.00	0.00	(0.18)		(0.06)	(0.03)
Distributions from net realized capital gains	0.00		(0.82)	0.00	(0.19)		(0.07)	(0.20)

Total distributions	(0.38)		(0.82)	0.00	(0.37)		(0.13)	(0.23)

Net Asset Value, End of Period	$11.33		$9.96	$11.62	$10.32		$9.62	$10.31

Total Return (%) (d)	17.63	(e)	(7.59)	12.60	11.12		(5.48)	5.40	(e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.11	(f)	1.08	1.13	1.30		1.50	3.66	(f)
Net ratio of expenses to average net assets (%) (g)	1.11	(f)	1.08	1.13	1.30		1.30	1.30	(f)
Ratio of net investment income (loss) to average net assets (%)	0.83	(f)	0.82	0.20	(0.60	)(c)	(0.77)	(0.74	)(f)
Portfolio turnover rate (%)	21	(e)	20	30	1		68	9	(e)
Net assets, end of period (in millions)	$225.9		$195.3	$257.0	$188.7		$54.4	$22.4

(a)	Commencement of operations of Class B was April 14, 2014.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-23

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is PanAgora Global Diversified Risk Portfolio (the “Portfolio”), which is non-diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered one class of shares: Class B shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—PanAgora Global Diversified Risk Portfolio, Ltd.

The Portfolio may invest up to 25% of its total assets in the PanAgora Global Risk Diversified Risk Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary’s inception date is April 14, 2014 and it invests primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by the PanAgora Asset Management, Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2019, the Portfolio held $39,320,591 in the Subsidiary, representing 17.3% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-24

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-25

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

BHFTI-26

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had investments in repurchase agreements with a gross value of $49,209,452, which is reflected as repurchase agreement on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity futures, interest rate futures and commodity futures were used for investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or

BHFTI-27

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or

BHFTI-28

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$1,737,229
	Unrealized appreciation on futures contracts (b) (c)	3,344,854
Equity	Unrealized appreciation on futures contracts (b) (c)	1,704,107
Commodity	Unrealized appreciation on futures contracts (b) (c)	1,179,523	Unrealized depreciation on futures contracts (b) (c)	$395,071
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	24,207	Unrealized depreciation on forward foreign currency exchange contracts	420,425

		$7,989,920		$815,496

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
State Street Bank and Trust	$24,207	$(24,207)	$—	$—

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of New York	$14,282	$—	$—	$14,282
BNP Paribas S.A.	253	—	—	253
Credit Agricole	283,836	—	—	283,836
State Street Bank and Trust	122,054	(24,207)	—	97,847

	$420,425	$(24,207)	$—	$396,218

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

BHFTI-29

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$666,298	$666,298
Futures contracts	13,000,166	5,505,879	(1,879,588)	—	16,626,457
Swap contracts	515,750	—	—	—	515,750

	$13,515,916	$5,505,879	$(1,879,588)	$666,298	$17,808,505

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(97,414)	$(97,414)
Futures contracts	(715,593)	3,748,042	2,945,830	—	5,978,279
Swap contracts	1,384,433	—	—	—	1,384,433

	$668,840	$3,748,042	$2,945,830	$(97,414)	$7,265,298

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$50,305,800
Futures contracts long	426,496,694
Futures contracts short	(1,943,468)
Swap contracts	94,735,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

BHFTI-30

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or Master Repurchase Agreements (“MRAs”), which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$2,092,964	$21,323,326	$4,957,863	$19,208,069

BHFTI-31

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$678,970	0.650%	First $250 million
	0.640%	$250 million to $750 million
	0.630%	$750 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-32

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$203,474,175

Gross unrealized appreciation	16,082,457
Gross unrealized depreciation	(3,142,541)

Net unrealized appreciation (depreciation)	$12,939,916

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$6,892,896	$—	$10,150,326	$—	$17,043,222	$—

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$7,076,748	$—	$(2,866,569)	$(11,416,594)	$(7,206,415)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had accumulated short-term capital losses of $5,291,517 and accumulated long-term capital losses of $6,125,077.

BHFTI-33

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the PIMCO Inflation Protected Bond Portfolio returned 6.32%, 6.31%, and 6.29%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays U.S. TIPS Index1, returned 6.15%.

MARKET ENVIRONMENT / CONDITIONS

Following the steep sell-off at the end of 2018, risk assets bounced back in the first quarter of 2019 as dovish pivots from global central banks helped ease financial conditions and optimism over U.S.-China trade negotiations bolstered investor sentiment. Still, economic data continued to signal decelerating global growth. Throughout the first quarter of the year, robust risk appetites reverberated across most risk assets despite fundamental data continuing to indicate a slowdown in global growth. Meanwhile, headlines highlighted continued political uncertainty surrounding Brexit (U.K. plan to leave the European Union), but also progress on a potential U.S.-China trade deal.

In the second quarter, the market rally broadly continued, barring a brief hiccup in May as U.S.-China trade tensions intensified. Amid the uncertain outlook on trade and global growth, rates across the U.S. curve and globally continued to fall. Movements in the market continued to be dominated by the increasing dovishness of global central banks and key geopolitical developments, including relations between the U.S. and China and Iran as well as prime minister elections in the U.K.

Altogether, the first half of 2019 ended with tighter credit spreads, muted inflation expectations, higher global equities, and overall lower yields across the developed world, including some partial curve inversions, as global central banks shifted toward a dovish tilt amid slowing global growth.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

Real duration and curve positioning strategies in the U.S., which was partially implemented through the use of cash bonds, futures, and interest rate swaps, added to performance as rates fell in the U.S. amid the Federal Reserve Bank’s (the “Fed”) dovish pivot. On the other hand, an underweight to nominal duration, sourced primarily from short exposure to the U.K., France, and Italy through the use of swaps and futures, detracted as global developed rates generally fell. Tactical short exposure to eurozone breakeven inflation (the difference between nominal and real yields, representing inflation expectations) contributed as inflation expectations in the region fell. Spread sector exposure, including positions in investment-grade corporate credit and residential Mortgage-Backed Securities added to performance amid spread tightening over the period. Within currencies, exposure to emerging market currencies through the use of currency forwards contributed to performance as these currencies appreciated versus the U.S. dollar over the period.

The Portfolio ended the period with a duration position roughly even with that of the benchmark while remaining overweight real duration exposure in the U.S. At period end we remained focused on relative value across curves and countries but favor U.S. and German rates over other developed markets; the underweight to duration is primarily sourced via French and Italian nominal rates. We remained overweight breakeven inflation levels in the U.S. given market expectations that remain below long-term fair value and the possible re-emergence of inflation risk premia. We continued to favor being short U.K. breakevens versus U.S. breakevens. Within spread sectors, we found attractive opportunities in specific credits that benefit from U.S. growth and a resurgent housing sector, such as banks and home construction, and we remained opportunistic by looking to add exposure during market dislocations. The Portfolio remained tactical in currency exposures, where we preferred to emphasize a diversified basket of higher-carry emerging market currencies.

Mihir P. Worah

Steve Rodosky

Portfolio Managers

Pacific Investment Management Company LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-1

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. TIPS INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
PIMCO Inflation Protected Bond Portfolio
Class A	6.32	4.36	1.32	3.83
Class B	6.31	4.22	1.08	3.58
Class E	6.29	4.20	1.17	3.67
Bloomberg Barclays U.S. TIPS Index	6.15	4.84	1.76	3.64

1 The Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	121.2
Corporate Bonds & Notes	11.7
Foreign Government	11.4
Asset-Backed Securities	6.9
Mortgage-Backed Securities	2.6

BHFTI-2

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

PIMCO Inflation Protected Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	1.49%	$1,000.00	$1,063.20	$7.62
	Hypothetical*	1.49%	$1,000.00	$1,017.41	$7.45

Class B (a)	Actual	1.74%	$1,000.00	$1,063.10	$8.90
	Hypothetical*	1.74%	$1,000.00	$1,016.17	$8.70

Class E (a)	Actual	1.64%	$1,000.00	$1,062.90	$8.39
	Hypothetical*	1.64%	$1,000.00	$1,016.66	$8.20

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-3

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

U.S. Treasury & Government Agencies—121.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—21.0%
Fannie Mae 30 Yr. Pool
3.500%, TBA (a)	302,320,000	$308,898,302
4.000%, TBA (a)	139,100,000	143,697,764
Fannie Mae ARM Pool
3.682%, 12M MTA + 1.200%, 07/01/44 (b)	9,776	9,840
3.682%, 12M MTA + 1.200%, 09/01/44 (b)	17,080	17,190
4.743%, 1Y H15 + 2.360%, 11/01/34 (b)	347,487	368,127
Fannie Mae REMICS (CMO)
2.554%, 1M LIBOR + 0.150%, 08/25/34 (b)	38,563	38,187
2.570%, 1M LIBOR + 0.060%, 12/25/36 (b)	33,501	33,150
2.754%, 1M LIBOR + 0.350%, 07/25/37 (b)	5,318	5,315
2.757%, 1M LIBOR + 0.060%, 07/25/37 (b)	317,150	311,733
2.784%, 1M LIBOR + 0.380%, 07/25/37 (b)	59,171	59,211
2.804%, 1M LIBOR + 0.400%, 03/25/49 (b)	11,567,410	11,535,051
4.393%, 05/25/35 (b)	177,003	186,568
Fannie Mae Whole Loan (CMO) 2.754%, 1M LIBOR + 0.350%, 05/25/42 (b)	36,485	36,674
Freddie Mac ARM Non-Gold Pool 4.765%, 1Y H15 + 2.225%, 01/01/34 (b)	50,272	52,928
Freddie Mac REMICS (CMO)
2.836%, 1M LIBOR + 0.350%, 07/15/44 (b)	3,579,547	3,555,096
2.844%, 1M LIBOR + 0.450%, 08/15/33 (b)	67,750	67,776
Freddie Mac Strips (CMO) 2.844%, 1M LIBOR + 0.450%, 09/15/42 (b)	4,976,603	4,993,901
Freddie Mac Structured Pass-Through Securities (CMO)
2.534%, 1M LIBOR + 0.130%, 08/25/31 (b)	31,447	31,314
3.488%, 12M MTA + 1.200%, 02/25/45 (b)	524,479	523,626
3.704%, 12M MTA + 1.200%, 10/25/44 (b)	1,760,778	1,777,873
Government National Mortgage Association (CMO)
2.783%, 1M LIBOR + 0.400%, 02/20/49 (b)	11,740,846	11,728,559
3.030%, 12M LIBOR + 0.150%, 08/20/68 (b)	4,721,645	4,630,197
3.297%, 1M LIBOR + 0.830%, 08/20/66 (b)	263,850	266,164
3.629%, 12M LIBOR + 0.750%, 04/20/67 (b)	3,261,735	3,320,387

		496,144,933

U.S. Treasury—100.2%
U.S. Treasury Bond 3.000%, 02/15/48 (c)	220,000	240,651
U.S. Treasury Inflation Indexed Bonds
0.625%, 02/15/43 (d)	7,968,093	7,722,275
0.750%, 02/15/42 (d)	33,040,223	33,157,894
0.750%, 02/15/45 (d)	24,955,460	24,692,074
0.875%, 02/15/47 (d)	50,302,253	51,266,228
1.000%, 02/15/46 (d)	70,198,632	73,571,294
1.000%, 02/15/48 (d) (e)	15,547,218	16,359,453
1.000%, 02/15/49 (d)	4,944,852	5,231,422
1.375%, 02/15/44 (d) (f)	82,044,854	93,130,914
1.750%, 01/15/28 (d) (f)	122,539,484	137,370,025
2.000%, 01/15/26 (d)	42,658,695	47,463,392
2.125%, 02/15/40 (d)	41,078,670	52,581,962
2.125%, 02/15/41 (d)	12,565,682	16,184,488
2.375%, 01/15/25 (d) (f)	230,353,212	257,393,666
2.375%, 01/15/27 (d)	25,390,079	29,328,123
2.500%, 01/15/29 (d) (f)	77,970,235	93,801,027
3.375%, 04/15/32 (d)	13,556,740	18,571,352

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds
3.625%, 04/15/28 (d)	30,283,232	38,872,725
3.875%, 04/15/29 (d)	42,688,207	57,145,089
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/20 (d) (e)	45,823	45,342
0.125%, 04/15/21 (d) (e) (f) (g)	300,408,701	297,598,534
0.125%, 01/15/22 (d)	41,779,479	41,514,347
0.125%, 04/15/22 (d)	36,273,361	35,987,943
0.125%, 07/15/22 (d)	33,774,002	33,671,584
0.125%, 01/15/23 (d) (f)	90,797,043	90,283,040
0.125%, 07/15/24 (d) (e)	104,377	104,197
0.125%, 07/15/26 (d) (f)	84,725,425	84,154,005
0.250%, 01/15/25 (d) (f)	117,691,472	117,823,626
0.375%, 07/15/23 (d)	73,934,357	74,530,747
0.375%, 07/15/25 (d)	75,624,110	76,453,228
0.375%, 01/15/27 (d) (e)	63,516,086	63,955,360
0.375%, 07/15/27 (d)	28,953,540	29,222,692
0.500%, 01/15/28 (d) (f)	69,703,230	70,844,900
0.625%, 07/15/21 (c) (d) (e) (g) (h)	13,474,445	13,556,577
0.625%, 01/15/24 (d) (g)	4,326,464	4,401,830
0.625%, 01/15/26 (d) (f)	212,975,777	218,090,082
0.750%, 07/15/28 (d)	13,598,743	14,169,058
0.875%, 01/15/29 (d)	36,478,274	38,400,907

		2,358,892,053

Total U.S. Treasury & Government Agencies (Cost $2,887,252,338)		2,855,036,986

Corporate Bonds & Notes—11.7%

Agriculture—0.4%
BAT Capital Corp. 3.118%, 3M LIBOR + 0.590%, 08/14/20 (b)	4,000,000	4,009,643
BAT International Finance plc 2.750%, 06/15/20 (144A)	100,000	100,230
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,400,000	3,408,998
Japan Tobacco, Inc. 2.000%, 04/13/21	1,800,000	1,784,088

		9,302,959

Airlines—0.0%
Delta Air Lines, Inc. 2.600%, 12/04/20	400,000	399,571

Auto Manufacturers—0.2%
FCE Bank plc 1.875%, 06/24/21 (EUR)	700,000	813,524
Ford Motor Credit Co. LLC
3.157%, 08/04/20	1,200,000	1,204,304
3.200%, 01/15/21	1,200,000	1,203,451
General Motors Co. 3.365%, 3M LIBOR + 0.800%, 08/07/20 (b)	170,000	170,211
General Motors Financial Co., Inc.
2.350%, 10/04/19	200,000	199,891
3.872%, 3M LIBOR + 1.270%, 10/04/19 (b)	100,000	100,239

See accompanying notes to financial statements.

BHFTI-4

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Nissan Motor Acceptance Corp. 2.650%, 07/13/22 (144A)	100,000	$99,688
Volkswagen Group of America Finance LLC 2.450%, 11/20/19 (144A)	500,000	499,783

		4,291,091

Banks—5.3%
Banco Bilbao Vizcaya Argentaria S.A.
5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (b)	200,000	235,118
6.750%, 5Y EUR Swap + 6.604%, 02/18/20 (EUR) (b)	400,000	467,306
Banco Santander S.A. 6.250%, 5Y EUR Swap + 5.640%, 09/11/21 (EUR) (b)	100,000	119,538
Bank of America Corp. 5.875%, 3M LIBOR + 2.931%, 03/15/28 (b)	1,570,000	1,638,766
BBVA Bancomer S.A. 6.500%, 03/10/21	4,800,000	5,044,800
Cooperative Rabobank UA
5.500%, 5Y EUR Swap + 5.250%, 06/29/20 (EUR) (b)	1,600,000	1,892,135
6.625%, 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (b)	1,600,000	2,012,449
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,839,710
Deutsche Bank AG 4.250%, 10/14/21	11,700,000	11,853,656
Goldman Sachs Group, Inc. (The) 3.610%, 3M LIBOR + 1.200%, 09/15/20 (b)	10,000,000	10,098,070
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,364,350
JPMorgan Chase & Co. 6.053%, 3M LIBOR + 3.470%, 12/29/49 (b)	646,000	644,585
Lloyds Banking Group plc
3.186%, 3M LIBOR + 0.800%, 06/21/21 (b)	3,400,000	3,401,145
6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	900,000	1,060,304
Mitsubishi UFJ Financial Group, Inc. 4.400%, 3M LIBOR + 1.880%, 03/01/21 (b)	1,686,000	1,725,235
Nykredit Realkredit A/S
1.000%, 10/01/50 (DKK)	204,500,000	30,686,761
2.000%, 04/01/20 (DKK)	64,400,000	10,002,022
2.500%, 10/01/47 (DKK)	40,291	6,426
Realkredit Danmark A/S 2.500%, 07/01/47 (DKK)	69,886	11,126
Royal Bank of Scotland Group plc
3.899%, 3M LIBOR + 1.550%, 06/25/24 (b)	2,600,000	2,594,452
4.519%, 3M LIBOR + 1.550%, 06/25/24 (b)	1,700,000	1,769,918
7.500%, 5Y USD Swap + 5.800%, 08/10/20 (b)	900,000	922,500
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	1,040,000	1,120,860
State Bank of India 3.539%, 3M LIBOR + 0.950%, 04/06/20 (b)	5,500,000	5,509,827
UBS AG 3.031%, 3M LIBOR + 0.580%, 06/08/20 (144A) (b)	7,100,000	7,127,534
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	12,900,000	14,662,785

		124,811,378

Chemicals—0.1%
Syngenta Finance NV
3.933%, 04/23/21 (144A)	900,000	916,100
4.441%, 04/24/23 (144A)	400,000	415,659

		1,331,759

Commercial Services—0.1%
Central Nippon Expressway Co., Ltd. 2.241%, 02/16/21	200,000	199,378
Ecolab, Inc. 4.350%, 12/08/21	1,300,000	1,364,035
ERAC USA Finance LLC 5.250%, 10/01/20 (144A)	100,000	103,381

		1,666,794

Diversified Financial Services—1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/20	400,000	410,086
Air Lease Corp.
2.500%, 03/01/21	500,000	500,290
3.375%, 06/01/21	500,000	507,636
4.750%, 03/01/20	100,000	101,427
Ally Financial, Inc.
3.750%, 11/18/19	200,000	200,400
4.125%, 03/30/20	300,000	302,901
4.250%, 04/15/21	100,000	102,125
Avolon Holdings Funding, Ltd. 5.500%, 01/15/23 (144A)	100,000	106,610
GE Capital International Funding Co. 2.342%, 11/15/20	3,200,000	3,184,189
International Lease Finance Corp. 8.250%, 12/15/20	900,000	970,826
Jyske Realkredit A/S 1.000%, 10/01/50 (DKK)	109,000,000	16,351,287
2.500%, 10/01/47 (DKK)	35,588	5,677
National Rural Utilities Cooperative Finance Corp. 2.694%, 3M LIBOR + 0.375%, 06/30/21 (b)	700,000	701,736
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/50 (DKK)	70,700,000	10,608,527
2.500%, 10/01/47 (DKK)	6,720	1,071
Park Aerospace Holdings, Ltd.
3.625%, 03/15/21 (144A)	100,000	100,880
5.250%, 08/15/22 (144A)	200,000	211,122
Springleaf Finance Corp.
7.750%, 10/01/21	1,100,000	1,203,125
8.250%, 12/15/20	100,000	107,375

		35,677,290

Electric—0.9%
Consolidated Edison, Inc. 2.749%, 3M LIBOR + 0.400%, 06/25/21 (b)	700,000	701,752
Duke Energy Corp. 3.028%, 3M LIBOR + 0.500%, 05/14/21 (144A) (b) (j)	7,400,000	7,417,834
Eversource Energy 2.900%, 10/01/24	100,000	101,597
Iberdrola Finance Ireland, Ltd. 5.000%, 09/11/19 (144A)	100,000	100,439

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
NextEra Energy Capital Holdings, Inc.
2.835%, 3M LIBOR + 0.315%, 09/03/19 (b)	4,530,000	$4,531,586
2.921%, 3M LIBOR + 0.400%, 08/21/20 (b)	4,500,000	4,497,452
Sempra Energy 2.860%, 3M LIBOR + 0.450%, 03/15/21 (b)	1,700,000	1,692,898
Southern Power Co. 2.937%, 3M LIBOR + 0.550%, 12/20/20 (144A) (b)	2,200,000	2,200,030

		21,243,588

Food—0.1%
Conagra Brands, Inc. 3.800%, 10/22/21	3,200,000	3,287,812
Kraft Heinz Foods Co. 3.375%, 06/15/21	100,000	101,641

		3,389,453

Gas—0.2%
Dominion Energy, Inc. 3.010%, 3M LIBOR + 0.600%, 06/15/21 (b)	3,500,000	3,515,547

Healthcare-Products—0.1%
Zimmer Biomet Holdings, Inc. 3.169%, 3M LIBOR + 0.750%, 03/19/21 (b)	1,900,000	1,897,974

Healthcare-Services—0.1%
Cigna Holding Co. 5.125%, 06/15/20	1,400,000	1,434,264

Internet—0.0%
eBay, Inc.
2.600%, 07/15/22	100,000	100,182
2.750%, 01/30/23	100,000	100,505

		200,687

Machinery-Construction & Mining—0.0%
Komatsu Finance America, Inc. 2.437%, 09/11/22	200,000	199,528

Machinery-Diversified—0.4%
John Deere Capital Corp. 2.633%, 3M LIBOR + 0.290%, 06/22/20 (b)	8,800,000	8,814,397

Media—0.1%
Discovery Communications LLC 2.800%, 06/15/20	1,335,000	1,337,611
Sky, Ltd. 2.625%, 09/16/19 (144A)	100,000	100,012
Time Warner Cable LLC 5.000%, 02/01/20	200,000	202,625

		1,640,248

Miscellaneous Manufacturing—0.2%
General Electric Co. 5.550%, 05/04/20	1,100,000	1,125,316

Miscellaneous Manufacturing—(Continued)
Textron, Inc. 3.095%, 3M LIBOR + 0.550%, 11/10/20 (b)	4,620,000	4,620,029

		5,745,345

Oil & Gas—0.4%
Petrobras Global Finance B.V.
5.299%, 01/27/25	4,018,000	4,263,098
5.999%, 01/27/28	3,168,000	3,367,584
6.125%, 01/17/22	268,000	286,999
6.250%, 03/17/24	500,000	546,900
6.250%, 12/14/26 (GBP)	400,000	572,696

		9,037,277

Pharmaceuticals—0.0%
AbbVie, Inc. 2.300%, 05/14/21	500,000	498,319
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	100,000	100,936
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	100,000	99,050

		698,305

Pipelines—0.6%
Enbridge, Inc.
2.984%, 3M LIBOR + 0.400%, 01/10/20 (b)	4,700,000	4,701,063
3.110%, 3M LIBOR + 0.700%, 06/15/20 (b)	5,600,000	5,615,221
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.750%, 09/01/20	100,000	102,798
Plains All American Pipeline L.P. / PAA Finance Corp. 2.600%, 12/15/19	100,000	99,914
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	2,800,000	2,907,566
Spectra Energy Partners L.P. 3.179%, 3M LIBOR + 0.700%, 06/05/20 (b)	200,000	200,582
TransCanada PipeLines, Ltd. 3.800%, 10/01/20	600,000	609,915

		14,237,059

Real Estate—0.0%
Akelius Residential Property AB 3.375%, 09/23/20 (EUR)	100,000	118,446

Real Estate Investment Trusts—0.0%
American Tower Corp. 2.800%, 06/01/20	300,000	300,671

Retail—0.3%
McDonald’s Corp. 3.012%, 3M LIBOR + 0.430%, 10/28/21 (b)	6,900,000	6,904,194

Semiconductors—0.0%
NXP B.V. / NXP Funding LLC
3.875%, 09/01/22 (144A)	200,000	205,648

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
NXP B.V. / NXP Funding LLC
4.125%, 06/01/21 (144A)	400,000	$409,240

		614,888

Software—0.0%
VMware, Inc. 3.900%, 08/21/27	300,000	303,837

Telecommunications—0.6%
AT&T, Inc.
3.247%, 3M LIBOR + 0.650%, 01/15/20 (b)	734,000	735,815
3.270%, 3M LIBOR + 0.750%, 06/01/21 (b)	3,600,000	3,617,804
3.547%, 3M LIBOR + 0.950%, 07/15/21 (b)	5,600,000	5,648,865
5.150%, 02/15/50	1,900,000	2,091,068
5.300%, 08/15/58	700,000	784,230
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	1,800,000	1,845,000
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	56,250	56,250
Telefonica Emisiones S.A.U. 5.877%, 07/15/19	400,000	400,465

		15,179,497

Transportation—0.0%
Ryder System, Inc. 2.450%, 09/03/19	100,000	99,983

Trucking & Leasing—0.1%
Aviation Capital Group Corp. 6.750%, 04/06/21 (144A)	1,800,000	1,921,993
SMBC Aviation Capital Finance DAC 3.000%, 07/15/22 (144A)	200,000	202,445

		2,124,438

Total Corporate Bonds & Notes (Cost $272,028,572)		275,180,468

Foreign Government—11.4%

Sovereign—11.4%
Argentina Bocon 40.244%, BADLAR + 0.000%, 10/04/22 (ARS) (b)	300,000	10,656
Argentina Bonar Bond 52.006%, BADLAR + 2.000%, 04/03/22 (ARS) (b)	14,686,000	300,891
Argentina POM Politica Monetaria 63.705%, ARLLMON + 0.000%, 06/21/20 (ARS) (b)	206,915,000	4,763,726
Australia Government Bonds
1.250%, 02/21/22 (AUD) (d)	8,500,000	7,101,057
3.000%, 09/20/25 (AUD) (d)	11,150,000	11,541,471
Brazil Letras do Tesouro Nacional 6.257%, 01/01/20 (BRL)	15,416,000	3,894,947
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (d)	7,431,792	7,428,217

Sovereign—(Continued)
French Republic Government Bond OAT
1.850%, 07/25/27 (EUR) (d)	2,796,050	3,977,466
2.100%, 07/25/23 (EUR) (d)	19,374,390	25,135,177
2.250%, 07/25/20 (EUR) (d)	15,192,254	17,910,839
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/24 (144A) (EUR) (d)	6,392,573	7,829,537
Japanese Government CPI Linked Bonds
0.100%, 03/10/24 (JPY) (d)	177,310,000	1,686,588
0.100%, 03/10/28 (JPY) (d)	1,341,187,040	12,979,704
0.100%, 03/10/29 (JPY) (d)	272,805,120	2,641,641
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	5,154,787
New Zealand Government Inflation Linked Bonds
2.500%, 09/20/35 (NZD) (d)	1,584,600	1,420,017
3.000%, 09/20/30 (NZD) (d)	11,600,000	10,524,520
Peruvian Government International Bond 5.940%, 02/12/29 (144A) (PEN)	6,800,000	2,250,929
Qatar Government International Bond 3.875%, 04/23/23 (144A)	2,500,000	2,622,000
United Kingdom Gilt Inflation Linked Bond
0.125%, 08/10/28 (GBP) (d)	13,299,129	21,346,284
0.125%, 03/22/26 (GBP) (d)	16,957,272	25,705,665
1.250%, 11/22/27 (GBP) (d)	29,883,388	51,334,351
1.875%, 11/22/22 (GBP) (d)	27,204,507	40,220,852

Total Foreign Government (Cost $275,273,034)		267,781,322

Asset-Backed Securities—6.9%

Asset-Backed - Home Equity—1.0%
ACE Securities Corp. Home Equity Loan Trust 2.604%, 1M LIBOR + 0.200%, 03/25/37 (b)	604,952	356,648
Bear Stearns Asset-Backed Securities Trust 2.904%, 1M LIBOR + 0.500%, 12/25/35 (b)	247,013	246,953
Citigroup Mortgage Loan Trust, Inc.
2.549%, 1M LIBOR + 0.145%, 09/25/36 (144A) (b)	2,110,768	2,041,568
2.864%, 1M LIBOR + 0.460%, 10/25/35 (b)	3,700,000	3,496,444
First NLC Trust 2.474%, 1M LIBOR + 0.070%, 08/25/37 (144A) (b)	1,065,774	671,263
GSAA Home Equity Trust 6.220%, 03/25/46 (i)	534,076	425,399
Home Equity Asset Trust 3.259%, 1M LIBOR + 0.855%, 08/25/34 (b)	651,696	648,908
HSI Asset Securitization Corp. Trust 2.454%, 1M LIBOR + 0.050%, 10/25/36 (b)	5,735	3,017
Master Asset-Backed Securities Trust 2.904%, 1M LIBOR + 0.500%, 10/25/35 (b)	147,394	139,930
Morgan Stanley ABS Capital, Inc. Trust 3.064%, 1M LIBOR + 0.660%, 01/25/35 (b)	736,006	728,777
Nomura Home Equity Loan, Inc 2.694%, 1M LIBOR + 0.290%, 03/25/36 (b)	3,000,000	2,948,110
NovaStar Mortgage Funding Trust 3.109%, 1M LIBOR + 0.705%, 01/25/36 (b)	2,000,000	1,993,761
RASC Trust 2.634%, 1M LIBOR + 0.230%, 06/25/36 (b)	7,932,000	7,699,123

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Soundview Home Loan Trust
2.464%, 1M LIBOR + 0.060%, 11/25/36 (144A) (b)	48,017	$20,136
2.584%, 1M LIBOR + 0.180%, 07/25/37 (b)	513,160	470,223
2.604%, 1M LIBOR + 0.200%, 06/25/37 (b)	2,808,818	2,083,438

		23,973,698

Asset-Backed - Other—5.2%
Adagio CLO
0.660%, 3M EURIBOR + 0.660%, 10/15/29 (144A) (EUR) (b)	300,000	341,136
1.100%, 10/15/29 (144A) (EUR)	250,000	283,725
Amortizing Residential Collateral Trust 3.529%, 1M LIBOR + 1.125%, 08/25/32 (b)	420,043	404,498
Argent Securities Trust 2.564%, 1M LIBOR + 0.160%, 05/25/36 (b)	264,813	98,299
Atrium XII 3.422%, 3M LIBOR + 0.830%, 04/22/27 (144A) (b)	2,500,000	2,491,892
Avery Point CLO, Ltd. 3.680%, 3M LIBOR + 1.100%, 04/25/26 (144A) (b)	4,663,794	4,662,964
Babson Euro CLO B.V. 0.509%, -1 x 3M EURIBOR + 0.820%, 10/25/29 (144A) (EUR) (b)	700,000	793,533
Benefit Street Partners CLO, Ltd. 3.381%, 3M LIBOR + 0.780%, 07/18/27 (144A) (b)	1,300,000	1,296,174
Black Diamond CLO, Ltd.
0.650%, 3M EURIBOR + 0.650%, 10/03/29 (144A) (EUR) (b)	2,120,000	2,411,024
3.646%, 3M LIBOR + 1.050%, 10/03/29 (144A) (b)	1,370,000	1,368,092
Carlyle Global Market Strategies Euro CLO, Ltd. 0.730%, 3M EURIBOR + 0.730%, 09/21/29 (144A) (EUR) (b)	300,000	341,367
Catamaran CLO, Ltd. 3.432%, 3M LIBOR + 0.850%, 01/27/28 (144A) (b)	4,020,000	4,002,171
CIFC Funding, Ltd. 3.377%, 3M LIBOR + 0.780%, 04/15/27 (144A) (b)	5,860,000	5,843,768
CIT Mortgage Loan Trust 3.780%, 1M LIBOR + 1.350%, 10/25/37 (144A) (b)	3,821,307	3,864,630
CoreVest American Finance Trust 2.968%, 10/15/49 (144A)	828,841	833,321
Countrywide Asset-Backed Certificates 2.594%, 1M LIBOR + 0.190%, 11/25/37 (b)	6,247,030	5,993,321
Credit-Based Asset Servicing and Securitization LLC
2.524%, 1M LIBOR + 0.120%, 07/25/37 (144A) (b)	99,849	66,399
2.624%, 1M LIBOR + 0.220%, 07/25/37 (144A) (b)	1,989,984	1,337,907
CSAB Mortgage-Backed Trust 5.720%, 09/25/36 (i)	535,689	302,931
CVP Cascade CLO-1, Ltd. 3.751%, 3M LIBOR + 1.150%, 01/16/26 (144A) (b)	772,818	772,898
CWABS Asset-Backed Certificates Trust
2.934%, 1M LIBOR + 0.530%, 02/25/36 (b)	4,900,000	4,894,046
3.144%, 1M LIBOR + 0.740%, 08/25/47 (b)	46,906	46,484
Equity One Mortgage Pass-Through Trust 3.004%, 1M LIBOR + 0.600%, 04/25/34 (b)	100,046	91,887
First Franklin Mortgage Loan Trust 2.714%, 1M LIBOR + 0.310%, 07/25/36 (b)	3,300,000	3,156,846

Asset-Backed - Other—(Continued)
Flagship, Ltd. 3.712%, 3M LIBOR + 1.120%, 01/20/26 (144A) (b)	1,094,947	1,094,660
GSAMP Trust 3.139%, 1M LIBOR + 0.735%, 09/25/35 (b)	253,491	252,871
Halcyon Loan Advisors Funding, Ltd. 3.512%, 3M LIBOR + 0.920%, 04/20/27 (144A) (b)	2,298,617	2,291,779
HSI Asset Securitization Corp. Trust 2.564%, 1M LIBOR + 0.160%, 05/25/37 (b)	379,191	374,273
Jamestown CLO, Ltd.
3.287%, 3M LIBOR + 0.690%, 07/15/26 (144A) (b)	2,450,936	2,443,206
3.808%, 3M LIBOR + 1.220%, 01/17/27 (144A) (b)	6,060,664	6,058,931
Jubilee CLO B.V. 0.530%, -1 x 3M EURIBOR + 0.840%, 07/12/28 (144A) (EUR) (b)	1,300,000	1,478,322
KVK CLO, Ltd. 3.697%, 3M LIBOR + 0.900%, 01/14/28 (144A) (b)	2,390,000	2,372,763
Legacy Mortgage Asset Trust 3.750%, 04/25/59 (144A) (i)	588,464	594,856
LoanCore Issuer, Ltd. 3.524%, 1M LIBOR + 1.130%, 05/09/36 (144A) (b)	3,500,000	3,504,375
Long Beach Mortgage Loan Trust
2.524%, 1M LIBOR + 0.120%, 08/25/36 (b)	1,128,183	579,730
3.139%, 1M LIBOR + 0.735%, 08/25/35 (b)	516,598	518,681
Marlette Funding Trust 2.690%, 09/17/29	1,000,000	999,919
Morgan Stanley ABS Capital, Inc. Trust 3.379%, 1M LIBOR + 0.975%, 07/25/34 (b)	72,993	72,258
Morgan Stanley IXIS Real Estate Capital Trust 2.454%, 1M LIBOR + 0.050%, 11/25/36 (b)	635	310
OCP CLO, Ltd.
3.397%, 3M LIBOR + 0.800%, 07/15/27 (144A) (b)	3,100,000	3,099,423
3.406%, 3M LIBOR + 0.820%, 10/26/27 (144A) (b)	250,000	249,162
3.438%, 3M LIBOR + 0.850%, 04/17/27 (144A) (b)	1,700,000	1,697,872
OHA Credit Partners, Ltd. 3.771%, 3M LIBOR + 1.010%, 10/20/25 (144A) (b)	2,559,767	2,560,640
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.894%, 1M LIBOR + 0.490%, 09/25/35 (b)	200,000	199,527
3.094%, 1M LIBOR + 0.690%, 05/25/35 (b)	267,321	268,048
3.454%, 1M LIBOR + 1.050%, 10/25/34 (b)	4,000,000	4,061,628
Penta CLO B.V. 0.790%, 3M EURIBOR + 0.790%, 08/04/28 (144A) (EUR) (b)	1,300,000	1,479,640
RAAC Trust 2.744%, 1M LIBOR + 0.340%, 08/25/36 (b)	605,414	611,362
Saxon Asset Securities Trust 2.714%, 1M LIBOR + 0.310%, 09/25/47 (b)	1,169,311	1,136,015
Securitized Asset-Backed Receivables LLC Trust
2.554%, 1M LIBOR + 0.150%, 07/25/36 (b)	361,717	197,625
2.564%, 1M LIBOR + 0.160%, 07/25/36 (b)	3,956,743	2,033,191
Small Business Administration Participation Certificates 5.510%, 11/01/27	872,263	947,859
Sound Point CLO, Ltd. 3.472%, 3M LIBOR + 0.880%, 07/20/27 (144A) (b)	1,200,000	1,199,982
SpringCastle Funding Asset-Backed Notes 3.200%, 05/27/36 (144A)	6,295,546	6,366,452

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Structured Asset Securities Corp. Mortgage Loan Trust 3.940%, 1M LIBOR + 1.500%, 04/25/35 (b)	167,878	$165,653
THL Credit Wind River CLO, Ltd. 3.467%, 3M LIBOR + 0.870%, 10/15/27 (144A) (b)	400,000	398,796
Tralee CLO, Ltd. 3.622%, 3M LIBOR + 1.030%, 10/20/27 (144A) (b)	3,200,000	3,198,938
Venture CLO, Ltd.
3.417%, 3M LIBOR + 0.820%, 04/15/27 (144A) (b)	7,240,000	7,227,178
3.477%, 3M LIBOR + 0.880%, 07/15/27 (144A) (b)	2,700,000	2,695,934
Vericrest Opportunity Loan Trust LLC 3.125%, 09/25/47 (144A) (i)	2,308,973	2,314,321
Voya CLO, Ltd. 3.300%, 3M LIBOR + 0.720%, 07/25/26 (144A) (b)	3,835,587	3,825,472
Wind River CLO, Ltd. 3.282%, 3M LIBOR + 0.880%, 01/15/26 (144A) (b)	2,400,000	2,400,000
Z Capital Credit Partners CLO, Ltd. 3.551%, 3M LIBOR + 0.950%, 07/16/27 (144A) (b)	4,710,000	4,689,177

		121,360,142

Asset-Backed - Student Loan—0.7%
College Loan Corp. Trust 2.830%, 3M LIBOR + 0.250%, 01/25/24 (b)	900,000	879,210
Navient Student Loan Trust 3.554%, 1M LIBOR + 1.150%, 03/25/66 (144A) (b)	3,299,263	3,311,666
SLM Student Loan Trust
Zero Coupon, 3M EURIBOR + 0.260%, 12/15/23 (EUR) (b)	186,092	211,523
Zero Coupon, 3M EURIBOR + 0.270%, 06/17/24 (EUR) (b)	652,142	738,923
1.850%, 06/17/30 (144A)	347,296	346,852
3.130%, 3M LIBOR + 0.550%, 10/25/64 (144A) (b)	3,700,000	3,647,008
4.080%, 3M LIBOR + 1.500%, 04/25/23 (b)	3,783,924	3,826,392
4.644%, 1M LIBOR + 2.250%, 06/16/42 (144A) (b)	1,480,000	1,496,847
SoFi Professional Loan Program LLC 2.050%, 01/25/41 (144A)	2,111,473	2,106,918

		16,565,339

Total Asset-Backed Securities (Cost $159,199,701)		161,899,179

Mortgage-Backed Securities—2.6%

Collateralized Mortgage Obligations—2.3%
Alternative Loan Trust
2.524%, 1M LIBOR + 0.120%, 06/25/36 (b)	1,207,686	1,139,326
6.000%, 03/25/37	4,858,800	3,447,785
6.000%, 04/25/37	1,082,151	1,088,782
Banc of America Funding Trust
2.823%, 1M LIBOR + 0.440%, 07/20/36 (b)	45,396	45,448
4.753%, 02/20/36 (b)	379,308	378,636
Banc of America Mortgage Trust
4.327%, 09/25/35 (b)	57,919	56,831
4.715%, 06/25/35 (b)	98,957	94,754

Collateralized Mortgage Obligations—(Continued)
Bear Stearns Adjustable Rate Mortgage Trust 4.376%, 03/25/35 (b)	238,482	242,203
Bear Stearns ALT-A Trust
2.564%, 1M LIBOR + 0.160%, 02/25/34 (b)	126,380	128,040
4.294%, 09/25/35 (b)	762,459	637,655
Chase Mortgage Finance Trust 4.493%, 02/25/37 (b)	39,091	40,347
CHL Mortgage Pass-Through Trust 6.000%, 03/25/37	1,386,725	1,179,691
Citigroup Mortgage Loan Trust
2.630%, 1M LIBOR + 0.200%, 06/25/47 (144A) (b)	906,409	910,446
3.258%, 04/25/66 (144A) (b)	600,000	599,837
4.214%, 08/25/35 (b)	25,218	25,416
4.626%, 03/25/37 (b)	3,330,171	3,305,446
4.810%, 1Y H15 + 2.400%, 05/25/35 (b)	15,380	15,604
Countrywide Alternative Loan Trust
2.563%, 1M LIBOR + 0.180%, 02/20/47 (b)	775,734	610,170
2.584%, 1M LIBOR + 0.180%, 05/25/47 (b)	225,966	218,262
2.684%, 1M LIBOR + 0.280%, 12/25/35 (b)	23,850	23,454
5.500%, 06/25/25	415,871	417,277
Countrywide Home Loan Mortgage Pass-Through Trust
2.984%, 1M LIBOR + 0.580%, 04/25/35 (b)	510,648	495,093
3.927%, 08/25/34 (b)	83,305	79,237
4.518%, 11/20/34 (b)	68,596	69,600
Countrywide Home Reperforming Loan REMIC Trust 2.744%, 1M LIBOR + 0.340%, 06/25/35 (144A) (b)	64,670	61,997
Credit Suisse Mortgage Capital Certificates
2.554%, 1M LIBOR + 0.150%, 09/29/36 (144A) (b)	2,576,000	2,425,467
2.977%, 1M LIBOR, 11/30/37 (144A) (b)	2,600,000	2,341,891
5.056%, 10/26/36 (144A) (b)	95,522	86,721
Deutsche ALT-B Securities Mortgage Loan Trust
2.504%, 1M LIBOR + 0.100%, 10/25/36 (b)	19,006	14,447
5.869%, 10/25/36 (i)	334,720	319,206
5.886%, 10/25/36 (i)	334,720	319,201
Eurosail-UK plc 1.739%, 3M GBP LIBOR + 0.950%, 06/13/45 (GBP) (b)	2,054,894	2,597,698
First Horizon Alternative Mortgage Securities Trust 4.391%, 06/25/34 (b)	136,256	136,787
Great Hall Mortgages No. 1 plc
0.911%, 3M GBP LIBOR + 0.130%, 03/18/39 (GBP) (b)	168,343	209,372
0.931%, 3M GBP LIBOR + 0.150%, 06/18/38 (GBP) (b)	105,517	131,261
GreenPoint Mortgage Funding Trust
2.584%, 1M LIBOR + 0.180%, 09/25/46 (b)	570,315	539,287
2.944%, 1M LIBOR + 0.540%, 11/25/45 (b)	135,059	118,356
GreenPoint MTA Trust 2.844%, 1M LIBOR + 0.440%, 06/25/45 (b)	243,249	229,807
GSR Mortgage Loan Trust
4.431%, 12/25/34 (b)	548,368	557,434
4.470%, 11/25/35 (b)	362,755	341,722
4.495%, 05/25/35 (b)	304,842	300,332
4.500%, 09/25/35 (b)	134,255	137,775
4.813%, 01/25/35 (b)	96,114	97,674
HarborView Mortgage Loan Trust
2.830%, 1M LIBOR + 0.440%, 05/19/35 (b)	59,106	57,145

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
HarborView Mortgage Loan Trust
2.950%, 1M LIBOR + 0.560%, 02/19/36 (b)	125,956	$105,471
2.983%, 1M LIBOR + 0.600%, 06/20/35 (b)	328,326	326,597
IndyMac INDA Mortgage Loan Trust 4.669%, 11/25/35 (b)	215,888	218,468
JPMorgan Mortgage Trust
3.722%, 07/27/37 (144A) (b)	578,545	589,441
4.321%, 08/25/35 (b)	225,749	219,981
4.347%, 09/25/35 (b)	41,153	40,848
4.491%, 07/25/35 (b)	115,658	119,101
4.494%, 06/25/35 (b)	423,749	426,382
4.537%, 07/25/35 (b)	112,433	116,122
4.635%, 08/25/35 (b)	164,281	166,902
4.724%, 02/25/35 (b)	187,650	189,639
Lehman XS Trust 2.944%, 1M LIBOR + 0.540%, 12/25/35 (b)	121,378	118,634
MASTR Adjustable Rate Mortgages Trust
4.208%, 12/25/33 (b)	84,660	83,196
4.663%, 11/21/34 (b)	98,987	102,759
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.834%, 1M LIBOR + 0.440%, 12/15/30 (b)	23,940	23,348
3.094%, 1M LIBOR + 0.700%, 11/15/31 (b)	136,335	137,427
Merrill Lynch Mortgage Investors Trust
2.654%, 1M LIBOR + 0.250%, 11/25/35 (b)	19,687	19,456
3.996%, 12/25/35 (b)	109,675	102,168
National Credit Union Administration Guaranteed Notes
2.869%, 1M LIBOR + 0.450%, 10/07/20 (b)	909,738	911,127
2.979%, 1M LIBOR + 0.560%, 12/08/20 (b)	2,645,071	2,653,869
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 3.454%, 1M LIBOR + 1.050%, 04/25/35 (b)	2,000,000	1,958,056
Residential Accredit Loans, Inc.
2.704%, 1M LIBOR + 0.300%, 08/25/35 (b)	98,815	88,537
3.864%, 12M MTA + 1.360%, 09/25/45 (b)	98,794	92,300
Residential Asset Securitization Trust 6.500%, 09/25/36	340,672	230,392
Sequoia Mortgage Trust
2.583%, 1M LIBOR + 0.200%, 07/20/36 (b)	630,041	611,062
3.090%, 1M LIBOR + 0.700%, 10/19/26 (b)	31,714	32,132
Structured Adjustable Rate Mortgage Loan Trust
3.904%, 12M MTA + 1.400%, 01/25/35 (b)	75,013	72,579
4.424%, 12/25/34 (b)	8,762	8,879
4.566%, 02/25/34 (b)	88,033	89,228
Structured Asset Mortgage Investments II Trust
2.594%, 1M LIBOR + 0.190%, 06/25/36 (b)	67,183	67,457
2.614%, 1M LIBOR + 0.210%, 05/25/36 (b)	33,072	30,957
2.640%, 1M LIBOR + 0.250%, 07/19/35 (b)	111,299	110,273
3.050%, 1M LIBOR + 0.660%, 10/19/34 (b)	58,208	58,281
Swan Trust 2.505%, 1M BBSW + 1.300%, 04/25/41 (AUD) (b)	94,271	66,407
TBW Mortgage-Backed Trust 6.015%, 07/25/37 (i)	217,794	150,074
Towd Point Mortgage Funding plc 1.855%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (GBP) (b)	9,600,000	12,207,655
Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
2.595%, COFI + 1.500%, 07/25/46 (b)	498,502	476,105
2.595%, COFI + 1.500%, 11/25/46 (b)	168,774	169,227
3.274%, 12M MTA + 0.770%, 05/25/47 (b)	306,037	288,851
3.292%, 12M MTA + 0.810%, 12/25/46 (b)	68,521	68,726
3.504%, 12M MTA + 1.000%, 02/25/46 (b)	117,302	119,527
3.504%, 12M MTA + 1.000%, 08/25/46 (b)	4,198,149	3,902,138
3.704%, 12M MTA + 1.200%, 11/25/42 (b)	14,645	14,293
3.884%, 08/25/35 (b)	28,459	27,833
4.062%, 12/25/35 (b)	97,719	95,658
Wells Fargo Mortgage-Backed Securities Trust
4.855%, 11/25/34 (b)	67,543	69,211
4.856%, 09/25/34 (b)	113,277	117,352
4.859%, 04/25/36 (b)	246,128	248,554
4.966%, 03/25/36 (b)	49,296	49,645
5.222%, 04/25/36 (b)	129,378	128,347

		54,593,592

Commercial Mortgage-Backed Securities—0.3%
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	25,000	25,314
Vornado DP LLC Trust 4.004%, 09/13/28 (144A)	7,000,000	7,102,395

		7,127,709

Total Mortgage-Backed Securities (Cost $59,428,400)		61,721,301

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,227,780

Municipals—0.0%
Tobacco Settlement Finance Authority 7.467%, 06/01/47 (Cost $661,730)	690,000	696,141

Floating Rate Loan (l)—0.0%

Hotels, Restaurants & Leisure—0.0%
Las Vegas Sands LLC Term Loan B, 4.069%, 1M LIBOR + 1.750%, 03/27/25 (b) (Cost $97,461)	97,261	96,698

Short-Term Investments—16.3%

Certificate of Deposit—0.6%
Barclays Bank plc 2.980%, 3M LIBOR + 0.400%, 10/25/19 (b)	14,900,000	14,914,341

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—1.6%
Bank of Montreal
1.702%, 07/19/19 (CAD) (k)	500,000	$381,417
1.705%, 07/22/19 (CAD) (k)	700,000	533,904
1.725%, 07/24/19 (CAD) (k)	200,000	152,530
1.733%, 07/26/19 (CAD) (k)	400,000	305,030
1.747%, 07/31/19 (CAD) (k)	4,400,000	3,354,490
Bank of Nova Scotia
1.698%, 07/22/19 (CAD) (k)	2,300,000	1,754,256
1.698%, 07/23/19 (CAD) (k)	200,000	152,538
1.704%, 07/25/19 (CAD) (k)	500,000	381,307
1.712%, 07/26/19 (CAD) (k)	100,000	76,258
Broadcom, Inc.
2.830%, 07/18/19	250,000	249,621
2.910%, 07/09/19	3,700,000	3,696,964
C.I.B.C. 1.651%, 07/12/19 (CAD) (k)	3,700,000	2,823,449
Campbell Soup Co. 2.980%, 07/15/19	400,000	399,523
CIMIC Group, Ltd. 2.733%, 07/03/19 (AUD) (k)	5,000,000	3,509,938
Crown Castle 2.800%, 07/17/19	500,000	499,281
Enable Midstream 3.150%, 07/25/19	800,000	798,350
Encana Corp.
3.120%, 07/08/19	400,000	399,721
3.200%, 08/01/19	1,100,000	1,097,354
Energy Transfer Partners L.P. 3.040%, 07/08/19	2,700,000	2,697,991
HSBC Bank Canada
1.751%, 07/24/19 (CAD) (k)	1,100,000	838,916
1.754%, 07/25/19 (CAD) (k)	400,000	305,045
1.757%, 07/26/19 (CAD) (k)	800,000	610,060
Royal Bank of Canada
0.882%, 07/02/19 (CAD) (k)	1,600,000	1,221,549
1.636%, 07/11/19 (CAD) (k)	1,200,000	915,759
1.692%, 07/22/19 (CAD) (k)	700,000	533,904
1.706%, 07/25/19 (CAD) (k)	500,000	381,307
1.709%, 07/26/19 (CAD) (k)	2,000,000	1,525,150
1.737%, 07/31/19 (CAD) (k)	2,600,000	1,982,198
Royal Caribbean Cruises, Ltd.
2.750%, 08/07/19	900,000	897,074
2.900%, 07/11/19	250,000	249,773
2.900%, 07/15/19	250,000	249,702
2.970%, 07/01/19	400,000	399,917
Toronto-Dominion Bank
0.882%, 07/02/19 (CAD) (k)	2,500,000	1,908,671
1.680%, 07/16/19 (CAD) (k)	200,000	152,590
1.700%, 07/19/19 (CAD) (k)	1,000,000	762,835
1.705%, 07/22/19 (CAD) (k)	1,000,000	762,720
1.713%, 07/24/19 (CAD) (k)	1,200,000	915,182
1.723%, 07/26/19 (CAD) (k)	300,000	228,772

		38,105,046

Repurchase Agreements—14.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $3,512,068; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $3,585,596.	3,511,717	3,511,717
JPMorgan Securities LLC Repurchase Agreement dated 07/01/19 at 2.460%, due on 07/02/19 with a maturity value of $328,722,461; collateralized by U.S. Treasury Note at 3.000%, maturing 11/15/45, with a market value of $334,618,747.	328,700,000	328,700,000

		332,211,717

Total Short-Term Investments (Cost $385,123,792)		385,231,104

Total Purchased Options—0.0%(m) (Cost $25,642)		5,078

Total Investments—170.2% (Cost $4,039,990,670)		4,008,876,057
Other assets and liabilities (net)—(70.2)%		(1,654,013,616)

Net Assets—100.0%		$2,354,862,441

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2019, the value of securities pledged amounted to $634,002.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of June 30, 2019, the market value of securities pledged was $3,897,768.
(f)	All or a portion of this security has been transferred in a secured-borrowing transaction. (See Note 2 of the Notes to Financial Statements)
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2019, the market value of securities pledged was $10,105,292.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2019, the market value of securities pledged was $5,347,292.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2019, the market value of restricted securities was $7,417,834, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

(k)	The rate shown represents current yield to maturity.
(l)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(m)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $192,224,779, which is 8.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Duke Energy Corp., 3.028%, 05/14/21	05/11/18	$7,400,000	$7,400,000	$7,417,834

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 30 Yr. Pool	3.000%	TBA	$(29,000,000)	$(29,095,156)	$(29,234,147)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(52,700,000)	(53,087,016)	(53,084,328)

Totals				$(82,182,172)	$(82,318,475)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	26,980,000	CBNA	07/02/19	USD	18,870,929	$70,380
BRL	38,215,242	BBP	08/02/19	USD	9,948,000	(24,283)
BRL	5,237,244	GSBU	08/02/19	USD	1,366,000	(5,995)
CAD	4,900,000	BNP	07/02/19	USD	3,682,247	59,497
COP	36,394,291,250	CBNA	07/24/19	USD	10,755,227	554,013
COP	36,394,291,250	CBNA	10/15/19	USD	11,373,998	(118,839)
DKK	45,005,102	CBNA	07/01/19	USD	6,844,882	11,314
DKK	3,323,000	UBSA	07/01/19	USD	507,447	(1,212)
EUR	75,712,195	CBNA	07/02/19	USD	86,046,910	45,440
GBP	833,000	BNP	07/02/19	USD	1,048,490	9,378
GBP	123,997,000	BNP	07/02/19	USD	157,272,178	197,728
IDR	163,075,788,500	GSBU	09/18/19	USD	11,112,490	330,027
INR	13,157,969	JPMC	09/18/19	USD	186,255	2,535
JPY	1,766,200,000	UBSA	07/02/19	USD	16,409,511	(27,746)
MXN	3,873,000	GSBU	08/14/19	USD	200,364	1
MYR	506,797	UBSA	09/18/19	USD	121,938	542
NZD	17,629,000	BNP	07/02/19	USD	11,759,063	84,101
RUB	59,577,326	BBP	07/15/19	USD	943,000	(2,613)
RUB	682,856,341	CBNA	08/15/19	USD	10,388,255	342,664
ZAR	83,711,000	SG	07/08/19	USD	5,755,249	183,542

Contracts to Deliver
ARS	8,438,817	BNP	07/31/19	USD	170,395	(19,521)
AUD	26,839,000	CBNA	07/02/19	USD	18,580,116	(262,203)
AUD	141,000	UBSA	07/02/19	USD	98,047	(942)
AUD	5,000,000	UBSA	07/03/19	USD	3,567,785	57,414
AUD	26,980,000	CBNA	08/02/19	USD	18,890,813	(71,270)
BRL	15,416,000	JPMC	01/03/20	USD	4,007,383	59,871
CAD	9,651,000	BBP	07/02/19	USD	7,122,825	(246,882)
CAD	4,736,000	CBNA	07/02/19	USD	3,559,214	(57,295)

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	4,100,000	CBNA	07/02/19	USD	3,111,924	$(18,923)
CAD	1,200,000	JPMC	07/11/19	USD	900,217	(16,332)
CAD	3,700,000	JPMC	07/12/19	USD	2,775,690	(50,402)
CAD	200,000	JPMC	07/16/19	USD	151,767	(1,009)
CAD	1,000,000	BNP	07/19/19	USD	759,433	(4,500)
CAD	500,000	JPMC	07/19/19	USD	379,445	(2,521)
CAD	2,300,000	BNP	07/22/19	USD	1,746,815	(10,353)
CAD	3,600,000	JPMC	07/22/19	USD	2,732,203	(18,146)
CAD	200,000	JPMC	07/23/19	USD	151,793	(1,008)
CAD	1,100,000	GSBU	07/24/19	USD	839,132	(1,291)
CAD	200,000	GSBU	07/24/19	USD	152,564	(240)
CAD	900,000	CBNA	07/25/19	USD	683,382	(4,253)
CAD	500,000	GSBU	07/25/19	USD	381,433	(587)
CAD	800,000	BNP	07/26/19	USD	611,168	(77)
CAD	2,000,000	GSBU	07/26/19	USD	1,525,768	(2,346)
CAD	400,000	GSBU	07/26/19	USD	305,142	(481)
CAD	400,000	JPMC	07/26/19	USD	303,653	(1,969)
CAD	7,000,000	JPMC	07/31/19	USD	5,348,508	(513)
CAD	9,487,000	CBNA	08/02/19	USD	7,251,755	1,967
CNH	743,071	UBSA	09/18/19	USD	107,130	(975)
COP	36,394,291,250	CBNA	07/24/19	USD	11,426,779	117,539
COP	18,550,219,500	CBNA	09/25/19	USD	5,769,000	25,513
COP	17,907,120,000	CBNA	09/25/19	USD	5,544,000	(372)
COP	3,233,000	JPMC	09/25/19	USD	1,000	(1)
DKK	24,220,000	BNP	10/01/19	USD	3,723,867	5,863
DKK	45,005,102	CBNA	10/01/19	USD	6,897,651	(11,067)
DKK	45,005,000	CBNA	10/01/19	USD	6,906,375	(2,327)
DKK	41,670,000	GSBU	10/01/19	USD	6,396,879	132
DKK	36,482,278	SG	10/01/19	USD	5,601,250	868
DKK	62,365,000	UBSA	04/01/20	USD	9,762,970	51,399
DKK	3,323,000	UBSA	04/01/20	USD	518,554	1,092
EUR	1,979,000	BNP	07/02/19	USD	2,219,618	(30,704)
EUR	1,760,000	BNP	07/02/19	USD	1,986,071	(15,225)
EUR	71,973,195	GSBU	07/02/19	USD	80,320,128	(1,520,604)
EUR	75,712,195	CBNA	08/02/19	USD	86,266,400	(47,030)
GBP	20,152,000	BNP	07/02/19	USD	25,689,677	97,658
GBP	8,197,000	BBP	07/02/19	USD	10,314,634	(95,141)
GBP	53,629,000	CBNA	07/02/19	USD	67,950,453	(155,659)
GBP	14,271,000	GSBU	07/02/19	USD	18,168,493	45,046
GBP	21,300,000	JPMC	07/02/19	USD	26,825,882	(224,038)
GBP	7,281,000	JPMC	07/02/19	USD	9,248,898	2,397
GBP	123,997,000	BNP	08/02/19	USD	157,513,005	(202,415)
JPY	201,700,000	BNP	07/02/19	USD	1,886,865	16,067
JPY	1,407,800,000	CBNA	07/02/19	USD	12,921,974	(135,578)
JPY	156,700,000	CBNA	07/02/19	USD	1,461,552	8,136
JPY	143,700,000	BNP	08/02/19	USD	1,335,992	(46)
JPY	1,766,200,000	UBSA	08/02/19	USD	16,448,128	27,037
KRW	11,775,904,410	BNP	09/18/19	USD	9,932,443	(290,538)
KRW	1,902,285,000	JPMC	09/18/19	USD	1,650,000	(1,425)
MXN	47,340,000	JPMC	08/14/19	USD	2,385,908	(63,173)
MXN	45,741,550	BBP	10/09/19	USD	2,335,361	(9,032)
NZD	17,629,000	GSBU	07/02/19	USD	11,505,304	(337,860)
NZD	17,629,000	BNP	08/02/19	USD	11,766,707	(84,919)
PEN	7,267,017	BNP	10/09/19	USD	2,158,563	(39,191)
SGD	7,931,254	BNP	09/18/19	USD	5,816,493	(52,374)
TWD	194,476,680	BNP	11/21/19	USD	6,217,683	(90,891)
TWD	83,639,000	JPMC	11/21/19	USD	2,673,454	(39,688)
TWD	79,182,000	JPMC	11/21/19	USD	2,523,327	(45,236)

Net Unrealized Depreciation						$(2,060,100)

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-BTP Futures, Strike EUR 152.00	08/23/19	143	EUR	1,430	$(140)
Call Options on Euro-BTP Futures, Strike EUR 153.00	08/23/19	166	EUR	1,660	(162)
Call Options on Euro-OAT Futures, Strike EUR 178.00	08/23/19	873	EUR	8,730	(854)
Call Options on Euro-Schatz Futures, Strike EUR 113.80	08/23/19	1,958	EUR	9,790	(1,915)
Call Options on Euro-Schatz Futures, Strike EUR 114.00	08/23/19	1,605	EUR	8,025	(1,570)
Euro-Bund Futures	09/06/19	1,856	EUR	320,605,440	3,392,239
Put Options on Euro-Bobl Futures, Strike EUR 129.75	08/23/19	258	EUR	1,290	(252)
Put Options on Euro-Bobl Futures, Strike EUR 130.00	08/23/19	797	EUR	3,985	(779)
Put Options on Euro-Bund Futures, Strike EUR 155.00	08/23/19	130	EUR	1,300	(127)
Put Options on Euro-Bund Futures, Strike EUR 156.00	08/23/19	1,000	EUR	10,000	(580)
Put Options on Euro-Bund Futures, Strike EUR 159.00	08/23/19	612	EUR	6,120	(598)
U.S. Treasury Note 10 Year Futures	09/19/19	389	USD	49,779,844	56,630

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	09/16/19	(57)	AUD	(8,188,057)	(34,616)
Australian 3 Year Treasury Bond Futures	09/16/19	(117)	AUD	(13,454,722)	(12,622)
Call Options on Euro-Bobl Futures, Strike EUR 134.50	08/23/19	(341)	EUR	(122,760)	(9,056)
Call Options on Euro-Bund Futures, Strike EUR 169.50	07/26/19	(146)	EUR	(483,260)	(364,049)
Call Options on Euro-Bund Futures, Strike EUR 170.00	07/26/19	(143)	EUR	(407,550)	(289,211)
Put Options on Euro-Schatz Futures, Strike EUR 112.10	08/23/19	(1,056)	EUR	(36,960)	52,138
Euro-BTP Futures	09/06/19	(411)	EUR	(55,197,300)	(2,259,217)
Euro-Bobl 5 Year Futures	09/06/19	(96)	EUR	(12,906,240)	(14,285)
Euro-Buxl 30 Year Bond Futures	09/06/19	(256)	EUR	(51,942,400)	(839,923)
Euro-OAT 10 Year Futures	09/06/19	(873)	EUR	(143,931,510)	(3,700,857)
Euro-Schatz 2 Year Futures	09/06/19	(5,159)	EUR	(579,278,315)	(778,734)
Japanese Government 10 Year Bond Futures	09/12/19	(5)	JPY	(769,250,000)	(828)
Put Options on Euro-Bund Futures, Strike EUR 169.50	07/26/19	(146)	EUR	(10,220)	162,986
Put Options on Euro-Bund Futures, Strike EUR 170.00	07/26/19	(143)	EUR	(15,730)	141,720
U.S. Treasury Long Bond Futures	09/19/19	(471)	USD	(73,284,656)	(2,633,496)
U.S. Treasury Ultra Long Bond Futures	09/19/19	(53)	USD	(9,410,813)	(12,307)
United Kingdom Long Gilt Bond Futures	09/26/19	(576)	GBP	(75,052,800)	(448,681)

Net Unrealized Depreciation					$(7,599,146)

Purchased Options

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - OTC - 5-Year CDS	1.200%	CSI	CDX.NA.IG.32	Buy	08/21/19	33,000,000	USD	33,000,000	$3,300	$2,465	$(835)
Put - OTC - 5-Year CDS	1.950%	CSI	CDX.NA.IG.32	Buy	09/18/19	23,300,000	USD	23,300,000	2,330	286	(2,044)

Totals									$5,630	$2,751	$(2,879)

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - U.S. Treasury Bond Futures	USD	193.000	08/23/19	380	USD	380,000	$3,268	$380	$(2,888)
Call - U.S. Treasury Bond Futures	USD	195.000	08/23/19	78	USD	78,000	671	78	(593)
Call - U.S. Treasury Bond Futures	USD	200.000	08/23/19	12	USD	12,000	103	12	(91)
Call - U.S. Treasury Bond Futures	USD	188.000	08/23/19	1	USD	1,000	9	1	(8)
Call - U.S. Treasury Note 10 Year Futures	USD	145.500	08/23/19	1,110	USD	1,110,000	9,546	1,110	(8,436)
Call - U.S. Treasury Note 10 Year Futures	USD	146.000	08/23/19	166	USD	166,000	1,427	166	(1,261)
Call - U.S. Treasury Note 10 Year Futures	USD	147.000	08/23/19	25	USD	25,000	215	25	(190)
Put - U.S. Treasury Note 10 Year Futures	USD	114.500	08/23/19	68	USD	68,000	585	68	(517)
Put - U.S. Treasury Note 2 Year Futures	USD	104.125	08/23/19	151	USD	302,000	1,298	151	(1,147)

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Purchased Options—(Continued)

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - U.S. Treasury Note 2 Year Futures	USD	104.000	08/23/19	23	USD	46,000	$198	$23	$(175)
Put - U.S. Treasury Note 2 Year Futures	USD	103.875	08/23/19	3	USD	6,000	26	3	(23)
Put - U.S. Treasury Ultra Long Bond Futures	USD	112.000	08/23/19	264	USD	264,000	2,270	264	(2,006)
Put - U.S. Treasury Ultra Long Bond Futures	USD	114.000	08/23/19	40	USD	40,000	344	40	(304)
Put - U.S. Treasury Ultra Long Bond Futures	USD	120.000	08/23/19	6	USD	6,000	52	6	(46)

Totals							$20,012	$2,327	$(17,685)

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Cap - CPALEMU Index	100.151	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(395,798)	$(9,672)	$386,126
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	-	254,625
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	-	19,460
Floor - OTC CPURNSA Index	200.000	MSCS	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	01/02/20	(146,700,000)	USD	(146,700,000)	(113,692)	(11,471)	102,221
Floor - OTC CPURNSA Index	216.687	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(46,900,000)	USD	(46,900,000)	(418,240)	(1)	418,239
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(4,600,000)	USD	(4,600,000)	(59,340)	(1)	59,339
Floor - OTC YOY CPURNSA Index	233.916	JPMC	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/20	(33,500,000)	USD	(33,500,000)	(378,550)	-	378,550
Floor - OTC YOY CPURNSA Index	238.643	JPMC	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/20	(14,900,000)	USD	(14,900,000)	(275,009)	(7,478)	267,531

Totals								$(1,914,714)	$(28,623)	$1,886,091

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - 5-Year CDS	2.400%	GSI	CDX.NA.IG.31	Sell	09/18/19	(6,100,000)	USD	(6,100,000)	$(10,370)	$(3)	$10,367
Put - OTC - 5-Year CDS	2.400%	GSI	ITRX.EUR.30	Sell	09/18/19	(2,000,000)	EUR	(2,000,000)	(3,862)	(8)	3,854
Put - OTC - 5-Year CDS	0.950%	BBP	ITRX.EUR.31	Sell	09/18/19	(12,500,000)	EUR	(12,500,000)	(27,026)	(42)	26,984
Put - OTC - 5-Year CDS	1.050%	CSI	CDX.NA.IG.32	Sell	09/18/19	(2,200,000)	USD	(2,200,000)	(2,420)	(467)	1,953
Put - OTC - 5-Year CDS	1.050%	JPMC	ITRX.EUR.31	Sell	09/18/19	(2,600,000)	EUR	(2,600,000)	(4,432)	(662)	3,770
Put - OTC - 5-Year CDS	1.000%	BNP	CDX.NA.IG.32	Sell	08/21/19	(5,300,000)	USD	(5,300,000)	(4,770)	(676)	4,094
Put - OTC - 5-Year CDS	1.050%	CBNA	ITRX.EUR.31	Sell	09/18/19	(2,800,000)	EUR	(2,800,000)	(4,441)	(713)	3,728
Put - OTC - 5-Year CDS	0.950%	CBNA	CDX.NA.IG.32	Sell	08/21/19	(5,000,000)	USD	(5,000,000)	(5,050)	(758)	4,292
Put - OTC - 5-Year CDS	0.900%	MSCS	CDX.NA.IG.32	Sell	08/21/19	(4,700,000)	USD	(4,700,000)	(4,700)	(867)	3,833
Put - OTC - 5-Year CDS	0.900%	CSI	CDX.NA.IG.32	Sell	08/21/19	(5,400,000)	USD	(5,400,000)	(6,318)	(997)	5,321
Put - OTC - 5-Year CDS	1.000%	DBAG	CDX.NA.IG.32	Sell	09/18/19	(5,100,000)	USD	(5,100,000)	(7,650)	(1,284)	6,366
Put - OTC - 5-Year CDS	0.950%	DBAG	CDX.NA.IG.32	Sell	09/18/19	(4,600,000)	USD	(4,600,000)	(5,060)	(1,385)	3,675
Put - OTC - 5-Year CDS	1.000%	GSI	ITRX.EUR.31	Sell	09/18/19	(5,600,000)	EUR	(5,600,000)	(9,103)	(1,642)	7,461
Put - OTC - 5-Year CDS	0.900%	GSI	CDX.NA.IG.32	Sell	08/21/19	(9,500,000)	USD	(9,500,000)	(9,455)	(1,754)	7,701
Put - OTC - 5-Year CDS	1.000%	BNP	CDX.NA.IG.32	Sell	09/18/19	(7,500,000)	USD	(7,500,000)	(11,813)	(1,889)	9,924
Put - OTC - 5-Year CDS	0.950%	GSI	CDX.NA.IG.32	Sell	09/18/19	(7,000,000)	USD	(7,000,000)	(8,191)	(2,107)	6,084

Totals									$(124,661)	$(15,254)	$109,407

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Written Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
Call - U.S. Treasury Note 10-Year Futures	$129.000	07/26/19	(123)	USD	(123,000)	$(30,597)	$(32,672)	$(2,075)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Pay	12M CPURNSA	Maturity	1.788%	Maturity	07/18/26	MSCS	USD	1,400,000	$(21,587)	$—	$(21,587)
Pay	12M CPURNSA	Maturity	1.800%	Maturity	07/20/26	MSCS	USD	6,500,000	(90,535)	—	(90,535)
Pay	12M CPURNSA	Maturity	1.805%	Maturity	09/20/26	MSCS	USD	2,300,000	(28,750)	—	(28,750)
Pay	12M CPURNSA	Maturity	1.810%	Maturity	07/19/26	MSCS	USD	12,600,000	(163,421)	—	(163,421)
Receive	12M CPURNSA	Maturity	2.560%	Maturity	05/08/23	DBAG	USD	12,300,000	(1,363,732)	—	(1,363,732)

Totals									$(1,668,025)	$—	$(1,668,025)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M HICP	Maturity	1.620%	Maturity	05/15/28	EUR	1,670,000	$114,291	$105	$114,186
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	21,943	—	21,943
Pay	12M CPURNSA	Annually	2.335%	Annually	02/05/28	USD	13,090,000	343,411	28,402	315,009
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	315,592	(1,137)	316,729
Pay	12M FRCPXT	Annually	1.910%	Annually	01/15/38	EUR	350,000	61,407	2,830	58,577
Pay	12M HICP	Annually	1.535%	Annually	03/15/28	EUR	3,800,000	224,361	—	224,361
Pay	12M HICP	Maturity	1.945%	Maturity	11/15/48	EUR	1,230,000	310,421	—	310,421
Pay	12M HICP	Maturity	1.946%	Maturity	03/15/48	EUR	2,100,000	550,375	5,192	545,183
Pay	12M HICP	Maturity	1.950%	Maturity	11/15/48	EUR	2,040,000	534,308	6,818	527,490
Pay	12M UKRPI	Maturity	3.140%	Maturity	04/15/31	GBP	600,000	(59,571)	(63,551)	3,980
Pay	12M UKRPI	Annually	3.300%	Annually	12/15/30	GBP	4,500,000	(186,999)	(213,641)	26,642
Pay	12M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	12,100,000	(247,455)	113,664	(361,119)
Pay	12M UKRPI	Maturity	3.350%	Maturity	05/15/30	GBP	10,300,000	(38,180)	(54,185)	16,005
Pay	12M UKRPI	Annually	3.358%	Annually	04/15/35	GBP	2,900,000	(57,843)	(64,562)	6,719
Pay	12M UKRPI	Annually	3.400%	Annually	06/15/30	GBP	15,300,000	79,965	64,254	15,711
Pay	12M UKRPI	Annually	3.470%	Annually	09/15/32	GBP	7,240,000	(108,349)	(23,095)	(85,254)
Pay	12M UKRPI	Annually	3.500%	Annually	09/15/33	GBP	1,040,000	(13,601)	771	(14,372)
Pay	12M UKRPI	Maturity	3.530%	Maturity	10/15/31	GBP	580,000	(1,296)	15,822	(17,118)
Pay	12M UKRPI	Maturity	3.572%	Maturity	05/15/34	GBP	1,230,000	(17,191)	—	(17,191)
Pay	12M UKRPI	Maturity	3.579%	Maturity	10/15/33	GBP	2,400,000	34,090	—	34,090
Pay	12M UKRPI	Maturity	3.580%	Maturity	06/15/39	GBP	2,120,000	10,412	2,141	8,271
Pay	12M UKRPI	Maturity	3.590%	Maturity	06/15/39	GBP	2,200,000	19,468	—	19,468
Pay	12M UKRPI	Maturity	3.600%	Maturity	06/15/39	GBP	8,250,000	109,277	(1,855)	111,132
Pay	12M HICP	Maturity	1.570%	Maturity	03/15/39	EUR	590,000	48,203	—	48,203
Pay	12M CPURNSA	Annually	1.730%	Annually	07/26/26	USD	7,500,000	(158,605)	(402,024)	243,419
Pay	12M CPURNSA	Annually	1.801%	Annually	09/12/26	USD	5,870,000	(72,156)	(271,133)	198,977
Pay	3M LIBOR	Quarterly	1.843%	Semi-Annually	02/24/25	USD	57,350,000	295,292	—	295,292
Receive	12M CPURNSA	Maturity	1.721%	Maturity	07/15/20	USD	9,180,000	(12,115)	—	(12,115)
Receive	12M CPURNSA	Maturity	1.875%	Maturity	03/14/21	USD	13,000,000	(24,324)	—	(24,324)
Receive	12M CPURNSA	Maturity	1.927%	Maturity	03/18/21	USD	10,200,000	(28,922)	—	(28,922)
Receive	12M CPURNSA	Maturity	1.998%	Maturity	03/22/21	USD	48,250,000	(201,061)	—	(201,061)
Receive	12M CPURNSA	Annually	2.069%	Annually	07/15/22	USD	4,500,000	(37,937)	—	(37,937)
Receive	12M CPURNSA	Annually	2.168%	Annually	07/15/20	USD	13,200,000	(78,286)	—	(78,286)
Receive	12M CPURNSA	Annually	2.210%	Annually	02/05/23	USD	25,780,000	(509,351)	—	(509,351)
Receive	12M CPURNSA	Annually	2.263%	Annually	04/27/23	USD	17,820,000	(464,769)	(2,800)	(461,969)
Receive	12M CPURNSA	Annually	2.263%	Annually	05/09/23	USD	4,030,000	(103,291)	—	(103,291)
Receive	12M CPURNSA	Annually	2.281%	Annually	05/10/23	USD	6,160,000	(173,952)	—	(173,952)

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M FRCPXT	Annually	1.000%	Annually	04/15/20	EUR	1,190,000	$(2,354)	$—	$(2,354)
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	20,100,000	(203,750)	(8,132)	(195,618)
Receive	12M FRCPXT	Annually	1.160%	Annually	08/15/20	EUR	530,000	(4,927)	183	(5,110)
Receive	12M FRCPXT	Annually	1.345%	Annually	06/15/21	EUR	4,900,000	(74,781)	—	(74,781)
Receive	1D FEDRC	Annually	2.000%	Annually	12/15/47	USD	9,630,000	(58,557)	22,083	(80,640)
Receive	1D FEDRC	Annually	2.428%	Annually	12/20/47	USD	2,000,000	(201,049)	—	(201,049)
Receive	1D FEDRC	Annually	2.478%	Annually	12/20/47	USD	4,834,000	(539,866)	17,887	(557,753)
Receive	1D FEDRC	Annually	2.499%	Annually	12/20/47	USD	1,590,000	(185,055)	—	(185,055)
Receive	12M CPURNSA	Annually	1.550%	Annually	07/26/21	USD	7,500,000	151,477	253,846	(102,369)
Receive	12M CPURNSA	Annually	1.603%	Annually	09/12/21	USD	5,870,000	92,795	176,800	(84,005)
Receive	12M CPURNSA	Maturity	1.816%	Maturity	05/13/21	USD	2,800,000	(4,958)	—	(4,958)
Receive	12M CPURNSA	Annually	2.021%	Annually	11/25/20	USD	10,400,000	(25,239)	—	(25,239)
Receive	12M CPURNSA	Annually	2.027%	Annually	11/23/20	USD	11,000,000	(28,162)	—	(28,162)
Receive	3M LIBOR	Semi-Annually	1.850%	Quarterly	07/27/26	USD	13,350,000	9,218	—	9,218
Receive	3M LIBOR	Semi-Annually	2.000%	Quarterly	07/27/26	USD	54,110,000	(339,220)	1,487,732	(1,826,952)
Receive	3M LIBOR	Semi-Annually	2.150%	Quarterly	06/19/48	USD	2,410,000	44,219	—	44,219
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	06/20/28	USD	28,730,000	(785,987)	1,593,677	(2,379,664)
Receive	3M LIBOR	Semi-Annually	2.400%	Quarterly	12/07/26	USD	12,100,000	(274,238)	137,159	(411,397)
Receive	3M LIBOR	Semi-Annually	2.750%	Quarterly	12/19/48	USD	300,000	(34,752)	8,036	(42,788)
Receive	3M LIBOR	Semi-Annually	3.000%	Quarterly	12/19/48	USD	11,100,000	(1,908,327)	646,567	(2,554,894)
Receive	3M LIBOR	Semi-Annually	3.100%	Quarterly	04/17/28	USD	54,870,000	(2,537,582)	(165,305)	(2,372,277)
Receive	3M LIBOR	Semi-Annually	3.134%	Quarterly	09/13/28	USD	53,000,000	(2,402,414)	—	(2,402,414)
Receive	3M NZDBB	Semi-Annually	3.250%	Quarterly	03/21/28	NZD	8,400,000	(708,677)	25,634	(734,311)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	(207,023)	(14,261)	(192,762)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	(113,531)	(6,734)	(106,797)

Totals								$(9,865,178)	$3,317,188	$(13,182,366)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019 (b)	Notional Amount (c)		Market Value	Upfront Premiums Received	Unrealized Depreciation
CDX.NA.HY.31	(5.000%)	Quarterly	12/20/23	2.943%	USD	19,788,000	$(1,632,787)	$(1,016,816)	$(615,971)
CDX.NA.HY.32	(5.000%)	Quarterly	06/20/24	3.259%	USD	7,800,000	(592,254)	(590,050)	(2,204)

Totals							$(2,225,041)	$(1,606,866)	$(618,175)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 0.625%, due 03/05/20	1.000%	Quarterly	12/20/20	0.173%	EUR	890,000	$12,707	$14,752	$(2,045)
Deutsche Bank AG 5.125%, due 08/31/17	1.000%	Quarterly	12/20/19	0.572%	EUR	400,000	940	798	142
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/20	0.244%	USD	500,000	5,782	(8,795)	14,577
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.809%	USD	1,000,000	9,085	(49,012)	58,097

Totals							$28,514	$(42,257)	$70,771

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Mexico Government International Bonds 4.150%, due 3/28/27	(1.000%)	Quarterly	12/20/23	BNP	1.002%	USD	4,450,000	$365	$41,331	$(40,966)
Mexico Government International Bonds 4.150%, due 3/28/27	(1.000%)	Quarterly	12/20/23	BBP	1.002%	USD	5,000,000	411	46,180	(45,769)
Mexico Government International Bonds 4.150%, due 3/28/27	(1.000%)	Quarterly	12/20/23	CBNA	1.002%	USD	200,000	16	1,602	(1,586)
Mexico Government International Bonds 4.150%, due 3/28/27	(1.000%)	Quarterly	12/20/23	GSI	1.002%	USD	8,650,000	710	70,598	(69,888)
Mexico Government International Bonds 4.150%, due 3/28/27	(1.000%)	Quarterly	12/20/23	JPMC	1.002%	USD	1,700,000	140	13,967	(13,827)

Totals								$1,642	$173,678	$(172,036)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
CMBX.NA.AAA.8	0.500%	Monthly	10/17/57	DBAG	0.000%	USD	7,900,000	$91,275	$(496,449)	$587,724
CMBX.NA.AAA.8	0.500%	Monthly	10/17/57	GSI	0.000%	USD	900,000	10,398	(46,593)	56,991

Totals								$101,673	$(543,042)	$644,715

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Glossary of Abbreviations —(Continued)

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(ARLLMON)—	Argentina Blended Historical Policy Rate
(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(BBSW)—	Bank Bill Swap Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(COFI)—	11th District Cost of Funds Index
(CPI)—	U.S. Consumer Price Index
(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro Interbank Offered Rate
(FEDRC) —	U.S. Federal Funds Rate Compounded
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(UKRPI)—	United Kingdom Retail Price Index

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CDS)—	Credit Default Swap
(REMIC)—	Real Estate Mortgage Investment Conduit
(YOY)—	Year-Over-Year Option

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2019

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,855,036,986	$—	$2,855,036,986
Total Corporate Bonds & Notes*	—	275,180,468	—	275,180,468
Total Foreign Government*	—	267,781,322	—	267,781,322
Total Asset-Backed Securities*	—	161,899,179	—	161,899,179
Total Mortgage-Backed Securities*	—	61,721,301	—	61,721,301
Total Convertible Preferred Stock*	1,227,780	—	—	1,227,780
Total Municipals*	—	696,141	—	696,141
Total Floating Rate Loan*	—	96,698	—	96,698
Total Short-Term Investments*	—	385,231,104	—	385,231,104
Purchased Options
Credit Default Swaptions at Value	—	2,751	—	2,751
Options on Exchange-Traded Futures Contracts at Value	2,327	—	—	2,327
Total Purchased Options	2,327	2,751	—	5,078
Total Investments	$1,230,107	$4,007,645,950	$—	$4,008,876,057

TBA Forward Sales Commitments	$—	$(82,318,475)	$—	$(82,318,475)
Secured Borrowings (Liability)	$—	$(1,231,089,494)	$—	$(1,231,089,494)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,409,161	$—	$2,409,161
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,469,261)	—	(4,469,261)
Total Forward Contracts	$—	$(2,060,100)	$—	$(2,060,100)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,805,713	$—	$—	$3,805,713
Futures Contracts (Unrealized Depreciation)	(11,404,859)	—	—	(11,404,859)
Total Futures Contracts	$(7,599,146)	$—	$—	$(7,599,146)
Written Options
Credit Default Swaptions at Value	$—	$(15,254)	$—	$(15,254)
Inflation Capped Options at Value	—	(28,623)	—	(28,623)
Options on Exchange-Traded Futures Contracts at Value	(32,672)	—	—	(32,672)
Total Written Options	$(32,672)	$(43,877)	$—	$(76,549)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,588,061	$—	$3,588,061
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(17,317,831)	—	(17,317,831)
Total Centrally Cleared Swap Contracts	$—	$(13,729,770)	$—	$(13,729,770)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$103,315	$—	$103,315
OTC Swap Contracts at Value (Liabilities)	—	(1,668,025)	—	(1,668,025)
Total OTC Swap Contracts	$—	$(1,564,710)	$—	$(1,564,710)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Statement of Assets and Liabilities

June 30, 2019

Assets
Investments at value (a)	$3,676,664,340
Repurchase Agreement at value which equals cost	332,211,717
Cash	115,022
Cash denominated in foreign currencies (b)	5,525,495
Cash collateral (c)	3,222,000
OTC swap contracts at market value (d)	103,315
Unrealized appreciation on forward foreign currency exchange contracts	2,409,161
Receivable for:
Investments sold	464,554,683
TBA securities sold (e)	597,465,821
Fund shares sold	1,138,517
Principal paydowns	62,342
Interest	10,254,387
Variation margin on futures contracts	1,140,487
Variation margin on centrally cleared swap contracts	1,404,531
Other assets	14,734

Total Assets	5,096,286,552
Liabilities
Written options at value (f)	76,549
TBA Forward sales commitments, at value	82,318,475
Secured borrowings	1,231,089,494
OTC swap contracts at market value	1,668,025
Cash collateral (g)	11,266,000
Unrealized depreciation on forward foreign currency exchange contracts	4,469,261
Payables for:
Investments purchased	441,264,401
TBA securities purchased (e)	965,473,453
Fund shares redeemed	355,315
Deferred dollar roll income	1,453,839
Interest on OTC swap contracts	31,908
Accrued Expenses:
Management fees	889,374
Distribution and service fees	219,198
Deferred trustees’ fees	138,821
Other expenses	709,998

Total Liabilities	2,741,424,111

Net Assets	$2,354,862,441

Net Assets Consist of:
Paid in surplus	$2,725,572,489
Distributable earnings (Accumulated losses)	(370,710,048)

Net Assets	$2,354,862,441

Net Assets
Class A	$1,276,817,360
Class B	1,054,298,405
Class E	23,746,676
Capital Shares Outstanding*
Class A	130,116,002
Class B	108,287,138
Class E	2,432,993
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.81
Class B	9.74
Class E	9.76

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $3,707,778,953.
(b)	Identified cost of cash denominated in foreign currencies was $5,754,450.
(c)	Includes collateral of $1,419,000 for futures contracts and $1,803,000 for centrally cleared swap contracts.
(d)	Net premium received on OTC swap contracts was $369,364.
(e)	Included within TBA securities sold is $134,408,453 related to TBA forward sale commitments and included within TBA securities purchased is $53,126,129 related to TBA forward sale commitments.
(f)	Premiums received on written options were $2,069,972.
(g)	Includes collateral of $1,153,000 for OTC swaps contracts and forward foreign currency contracts, $3,603,000 for TBAs and $6,510,000 for secured-borrowing transactions.

Statement of Operations

Six Months Ended June 30, 2019

Investment Income
Dividends	$33,750
Interest (a)	48,410,045

Total investment income	48,443,795
Expenses
Management fees	5,510,156
Administration fees	48,638
Custodian and accounting fees	227,365
Distribution and service fees—Class B	1,298,190
Distribution and service fees—Class E	17,614
Interest expense	11,401,927
Audit and tax services	69,332
Legal	22,463
Trustees’ fees and expenses	31,323
Shareholder reporting	75,447
Insurance	8,126
Miscellaneous	11,601

Total expenses	18,722,182
Less management fee waiver	(170,011)

Net expenses	18,552,171

Net Investment Income	29,891,624

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	6,066,357
Purchased options	5,519,612
Futures contracts	(22,006,704)
Written options	(3,827,343)
Swap contracts	7,572,312
Foreign currency transactions	(1,030,538)
Forward foreign currency transactions	10,035,135

Net realized gain	2,328,831

Net change in unrealized appreciation (depreciation) on:
Investments	130,236,314
Purchased options	(19,904)
Futures contracts	3,711,579
Written options	336,900
Swap contracts	(17,041,316)
Foreign currency transactions	78,158
Forward foreign currency transactions	(5,908,838)

Net change in unrealized appreciation	111,392,893

Net realized and unrealized gain	113,721,724

Net Increase in Net Assets From Operations	$143,613,348

(a)	Net of foreign withholding taxes of $1,515.

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$29,891,624	$74,348,211
Net realized gain (loss)	2,328,831	(33,383,090)
Net change in unrealized appreciation (depreciation)	111,392,893	(99,281,937)

Increase (decrease) in net assets from operations	143,613,348	(58,316,816)

From Distributions to Shareholders
Class A	(45,498,032)	(25,053,866)
Class B	(35,204,640)	(18,321,345)
Class E	(813,062)	(438,923)

Total distributions	(81,515,734)	(43,814,134)

Decrease in net assets from capital share transactions	(42,012,315)	(219,166,533)

Total increase (decrease) in net assets	20,085,299	(321,297,483)

Net Assets
Beginning of period	2,334,777,142	2,656,074,625

End of period	$2,354,862,441	$2,334,777,142

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	2,411,883	$23,689,135	5,622,203	$55,183,854
Reinvestments	4,676,057	45,498,032	2,593,568	25,053,866
Redemptions	(8,881,864)	(87,309,178)	(17,472,585)	(169,402,500)

Net decrease	(1,793,924)	$(18,122,011)	(9,256,814)	$(89,164,780)

Class B
Sales	1,738,607	$16,962,104	4,199,913	$40,708,749
Reinvestments	3,644,373	35,204,640	1,910,463	18,321,345
Redemptions	(7,751,367)	(75,315,883)	(19,317,525)	(185,813,675)

Net decrease	(2,368,387)	$(23,149,139)	(13,207,149)	$(126,783,581)

Class E
Sales	77,523	$758,875	199,278	$1,927,290
Reinvestments	83,994	813,062	45,674	438,923
Redemptions	(237,316)	(2,313,102)	(577,565)	(5,584,385)

Net decrease	(75,799)	$(741,165)	(332,613)	$(3,218,172)

Decrease derived from capital shares transactions		$(42,012,315)		$(219,166,533)

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Statement of Cash Flows

Cash Flows From Operating Activities
Net Increase in Net Assets from Operations	$143,613,348

Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by/ (used in) operating activities:
Investments purchased	(4,754,597,759)
Proceeds from investments sold	4,858,893,897
Proceeds from short-term investments, net	289,644,275
Net amortization/accretion of premium (discount)	22,549,397
Payments on forward sales commitments, net	(24,708,563)
Premium paid on open written options, net	(4,130,870)
Premium received on closed purchased options, net	5,505,133
Decrease in interest receivable	355,151
Decrease in cash collateral, asset	2,484,000
Increase in OTC swap contracts at market value, asset	(86,181)
Decrease in unrealized appreciation on forward foreign currency exchange contracts	4,004,964
Decrease in receivable for investments sold	561,964,998
Increase in receivable for TBA securities sold	(405,027,344)
Decrease in receivable for principal paydowns	4,431
Increase in receivable for variation margin on centrally cleared swap contracts	(1,367,661)
Increase in receivable for variation margin on futures contracts	(1,140,487)
Decrease in receivable for deferred dollar roll income	631,709
Decrease in other assets and prepaid expenses	7,063
Decrease in OTC swap contracts at market value, liability	(3,469)
Decrease in cash collateral, liability	(2,695,000)
Increase in unrealized depreciation on forward foreign currency exchange contracts	1,903,874
Decrease in payable for investments purchased	(184,547,781)
Increase in payable for TBA securities purchased	403,139,402
Decrease in payable for variation margin on futures contracts	(38,932)
Increase in payable for interest on OTC swap contracts	22,559
Increase in payable for deferred dollar roll income	1,453,839
Decrease in accrued management fees	(33,807)
Decrease in accrued distribution and service fees	(9,629)
Increase in deferred trustee’s fees	14,865
Increase in other expenses	100,668
Payments on foreign currency transactions	(952,380)
Net realized gain from investments, purchased options and written options	(7,758,626)
Net realized loss on foreign currency transactions	1,030,538
Net change in unrealized (appreciation) depreciation on investments, purchased options and written options	(130,553,310)
Net change in unrealized appreciation on foreign currency transactions	(78,158)

Net cash provided by operating activities	$779,594,154

Cash Flows From Financing Activities
Proceeds from shares sold, including increase in receivable for shares sold	40,297,138
Payment on shares redeemed, including decrease in payable for shares redeemed	(168,101,072)
Proceeds from secured borrowings	6,185,720,952
Repayment of secured borrowings	(6,839,023,410)

Net cash used in financing activities	$(781,106,392)

Net increase in cash and foreign currency (a)	$(1,512,238)

Cash and cash in foreign currency at beginning of year	$7,152,755

Cash and cash in foreign currency at end of year	$5,640,517

Supplemental disclosure of cash flow information:
Non-cash financing activities included herein consist of reinvestment of dividends and distributions:	$(81,515,734)

Cash paid for interest and fees on borrowings:	$11,401,927

(a)	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(9,771).

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018	2017	2016		2015		2014
Net Asset Value, Beginning of Period	$9.57		$9.96	$9.77	$9.30		$10.07		$9.95

Income (Loss) from Investment Operations
Net investment income (a)	0.13		0.30	0.29	0.23		0.07		0.24
Net realized and unrealized gain (loss)	0.47		(0.51)	0.08	0.24		(0.33)		0.07

Total income (loss) from investment operations	0.60		(0.21)	0.37	0.47		(0.26)		0.31

Less Distributions
Distributions from net investment income	(0.36)		(0.18)	(0.18)	0.00		(0.51)		(0.19)

Total distributions	(0.36)		(0.18)	(0.18)	0.00		(0.51)		(0.19)

Net Asset Value, End of Period	$9.81		$9.57	$9.96	$9.77		$9.30		$10.07

Total Return (%) (b)	6.32	(c)	(2.13)	3.81	5.05	(d)	(2.71	)(d)	3.08 (d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.50	(e)	1.24	0.96	0.75		0.61		0.56
Gross ratio of expenses to average net assets excluding interest expense (%)	0.52	(e)	0.51	0.51	0.51		0.51		0.51
Net ratio of expenses to average net assets (%) (f)(g)	1.49	(e)	1.23	0.95	0.75		0.61		0.56
Net ratio of expenses to average net assets excluding interest expense (%) (f)(g)	0.50	(e)	0.49	0.49	0.50		0.50		0.51
Ratio of net investment income to average net assets (%)	2.69	(e)	3.05	2.96	2.32		0.71		2.39
Portfolio turnover rate (%)	160	(c)(h)	256 (h)	133 (h)	120	(h)	64		43
Net assets, end of period (in millions)	$1,276.8		$1,261.9	$1,405.7	$1,385.2		$1,445.5		$1,579.7

	Class B
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018	2017	2016		2015		2014
Net Asset Value, Beginning of Period	$9.48		$9.87	$9.69	$9.24		$10.01		$9.88

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.27	0.27	0.20		0.04		0.22
Net realized and unrealized gain (loss)	0.48		(0.51)	0.06	0.25		(0.32)		0.07

Total income (loss) from investment operations	0.60		(0.24)	0.33	0.45		(0.28)		0.29

Less Distributions
Distributions from net investment income	(0.34)		(0.15)	(0.15)	0.00		(0.49)		(0.16)

Total distributions	(0.34)		(0.15)	(0.15)	0.00		(0.49)		(0.16)

Net Asset Value, End of Period	$9.74		$9.48	$9.87	$9.69		$9.24		$10.01

Total Return (%) (b)	6.31	(c)	(2.41)	3.47	4.87	(d)	(3.00	)(d)	2.89

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.75	(e)	1.49	1.21	1.00		0.86		0.81
Gross ratio of expenses to average net assets excluding interest expense (%)	0.77	(e)	0.76	0.76	0.76		0.76		0.76
Net ratio of expenses to average net assets (%) (f)(g)	1.74	(e)	1.48	1.20	1.00		0.86		0.81
Net ratio of expenses to average net assets excluding interest expense (%) (f)(g)	0.75	(e)	0.74	0.74	0.75		0.75		0.76
Ratio of net investment income to average net assets (%)	2.44	(e)	2.80	2.71	2.07		0.46		2.14
Portfolio turnover rate (%)	160	(c)(h)	256 (h)	133 (h)	120	(h)	64		43
Net assets, end of period (in millions)	$1,054.3		$1,049.0	$1,222.2	$1,217.7		$1,257.5		$1,437.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-24

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019		Year Ended December 31,
			2018		2017		2016		2015		2014
Net Asset Value, Beginning of Period	$9.51		$9.90		$9.71		$9.26		$10.02		$9.90

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.28		0.28		0.21		0.05		0.23
Net realized and unrealized gain (loss)	0.48		(0.51)		0.07		0.24		(0.31)		0.06

Total income (loss) from investment operations	0.60		(0.23)		0.35		0.45		(0.26)		0.29

Less Distributions
Distributions from net investment income	(0.35)		(0.16)		(0.16)		0.00		(0.50)		(0.17)

Total distributions	(0.35)		(0.16)		(0.16)		0.00		(0.50)		(0.17)

Net Asset Value, End of Period	$9.76		$9.51		$9.90		$9.71		$9.26		$10.02

Total Return (%) (b)	6.29	(c)	(2.31	)(d)	3.66	(d)	4.86	(d)	(2.80	)(d)	2.89 (d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.65	(e)	1.39		1.11		0.90		0.76		0.71
Gross ratio of expenses to average net assets excluding interest expense (%)	0.67	(e)	0.66		0.66		0.66		0.66		0.66
Net ratio of expenses to average net assets (%) (f)(g)	1.64	(e)	1.38		1.10		0.90		0.76		0.71
Net ratio of expenses to average net assets excluding interest expense (%) (f)(g)	0.65	(e)	0.64		0.64		0.65		0.65		0.66
Ratio of net investment income to average net assets (%)	2.53	(e)	2.90		2.81		2.16		0.51		2.24
Portfolio turnover rate (%)	160	(c)(h)	256	(h)	133	(h)	120	(h)	64		43
Net assets, end of period (in millions)	$23.7		$23.9		$28.1		$32.1		$32.8		$41.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2019 and the each of the years ended December 31, 2018 and 2017 (see Note 6 of the Notes to Financial Statements).
(h)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 46%, 54%, 74%, and 61% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017 and 2016, respectively.

See accompanying notes to financial statements.

BHFTI-25

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is PIMCO Inflation Protected Bond Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

BHFTI-26

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-27

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its Custodian, or set aside in the Portfolio’s records, cash or other liquid assets at such a level that: (i) the amount segregated, or set aside, plus the amount deposited with the broker as collateral will equal the current value of the security sold short: and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of

BHFTI-28

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

BHFTI-29

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had investments in repurchase agreements with a gross value of $332,211,717 which is reflected as repurchase agreement on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, the Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed-upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its Custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party with a right to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as reverse repurchase agreements on the Statement of Assets and Liabilities. There were no outstanding reverse repurchase agreements as of June 30, 2019.

Secured Borrowing Transactions - The Portfolio may enter into transactions consisting of a transfer of a security by the Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the six months ended June 30, 2019, the Portfolio entered into secured borrowing transactions involving U.S. Treasury securities. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities.

BHFTI-30

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

For the six months ended June 30, 2019, the Portfolio’s average amount of borrowings was $869,954,296 and the weighted average interest rate was 2.653%. For the six months ended June 30, 2019, the Portfolio had an outstanding secured borrowing transaction balance for 181 days.

At June 30, 2019, the amount of the Portfolio’s outstanding borrowings was $1,231,089,494. Cash in the amount of $6,510,000 has been received as collateral under the terms of the Master Securities Forward Transaction Agreement (“MSFTA”) as of June 30, 2019. The MSFTA is a master netting agreement which provides both parties with the rights to set-off in the event of default by either party. The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the MSFTA and net of the related collateral pledged or received by the Portfolio as of June 30, 2019:

Counterparty	Payable for Secured Borrowings	Financial Instruments Available for Offset(a)	Collateral (Received)(b)	Net Amount(c)
BNP Paribas S.A.	$(474,797,299)	$479,429,656	$(5,120,000)	$(487,643)
Morgan Stanley & Co. LLC	(756,292,195)	756,167,040	(1,390,000)	(1,515,155)

	$(1,231,089,494)	$1,235,596,696	$(6,510,000)	$(2,002,798)

(a)	Represents market value of borrowings as of June 30, 2019.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Secured Borrowing Transactions
U.S. Treasury	$—	$(796,187,663)	$(434,901,831)	$—	$(1,231,089,494)
Total Borrowings	$—	$(796,187,663)	$(434,901,831)	$—	$(1,231,089,494)
Gross amount of recognized liabilities for secured borrowing transactions					$(1,231,089,494)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign

BHFTI-31

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

The purpose of interest rate-capped options is to protect the buyer from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products. Swaptions are similar to

BHFTI-32

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

BHFTI-33

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2019, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Asset Swaps: Asset swaps combine an interest rate swap with a bond and are used to alter the cash flow profile of a bond. Asset swaps can be used to transform the cash flow characteristics of referenced assets, so that the Portfolio can hedge the currency, credit, and interest rate risks to create synthetic investments with more suitable cash flow characteristics. An asset swap involves transactions in which a Portfolio acquires or sells a bond position and then enters into an interest rate swap which transforms the fixed coupon of the bond into a floating coupon.

BHFTI-34

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Investments at market value (a) (b)	$2,327
			OTC swap contracts at market value (e)	$1,668,025
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	3,515,245	Unrealized depreciation on centrally cleared swap contracts (b) (c)	16,697,611
	Unrealized appreciation on futures contracts (b) (d)	3,805,713	Unrealized depreciation on futures contracts (b) (d)	11,404,859
			Written options at value (f)	61,295
Credit	OTC swap contracts at market value (e)	103,315
	Investments at market value (a)	2,751
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	72,816	Unrealized depreciation on centrally cleared swap contracts (b) (c)	620,220
			Written options at value	15,254
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	2,409,161	Unrealized depreciation on forward foreign currency exchange contracts	4,469,261

Total		$9,911,328		$34,936,525

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(d)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(e)	Excludes OTC swap interest payable of $31,908.
(f)	Includes exchange-traded written options with a value of $32,672 that are not subject to a master netting agreement.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$411	$(411)	$—	$—
BNP Paribas S.A.	470,657	(470,657)	—	—
Citibank N.A.	1,176,982	(886,289)	(290,693)	—
Credit Suisse International	2,751	(1,464)	—	1,287
Deutsche Bank AG	91,275	(91,275)	—	—
Goldman Sachs Bank USA	375,206	(375,206)	—	—
Goldman Sachs International	11,108	(5,514)	—	5,594
JPMorgan Chase Bank N.A.	64,943	(64,943)	—	—
Societe Generale Paris	184,410	—	—	184,410
UBS AG	137,484	(30,875)	(106,609)	—

	$2,515,227	$(1,926,634)	$(397,302)	$191,291

BHFTI-35

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank plc	$377,993	$(411)	$(298,129)	$79,453
BNP Paribas S.A.	843,319	(470,657)	(275,916)	96,746
Citibank N.A.	886,289	(886,289)	—	—
Credit Suisse International	1,464	(1,464)	—	—
Deutsche Bank AG	1,366,401	(91,275)	(1,275,126)	—
Goldman Sachs Bank USA	1,879,076	(375,206)	(1,334,894)	168,976
Goldman Sachs International	5,514	(5,514)	—	—
JPMorgan Chase Bank N.A.	473,601	(64,943)	(342,216)	66,442
Morgan Stanley Capital Services LLC	316,631	—	(316,631)	—
UBS AG	30,875	(30,875)	—	—

	$6,181,163	$(1,926,634)	$(3,842,912)	$411,617

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$5,539,082	$(16,755)	$(2,715)	$5,519,612
Forward foreign currency transactions	—	—	10,035,135	10,035,135
Futures contracts	(22,006,704)	—	—	(22,006,704)
Swap contracts	8,286,378	(714,066)	—	7,572,312
Written options	(4,036,284)	208,941	—	(3,827,343)

	$(12,217,528)	$(521,880)	$10,032,420	$(2,706,988)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$(19,961)	$57	$—	$(19,904)
Forward foreign currency transactions	—	—	(5,908,838)	(5,908,838)
Futures contracts	3,711,579	—	—	3,711,579
Swap contracts	(15,504,930)	(1,536,386)	—	(17,041,316)
Written options	195,287	141,613	—	336,900

	$(11,618,025)	$(1,394,716)	$(5,908,838)	$(18,921,579)

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$604,261,320
Forward foreign currency transactions	789,645,261
Futures contracts long	489,943,292
Futures contracts short	(984,944,218)
Swap contracts	1,105,588,555
Written options	(634,212,852)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-36

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or

BHFTI-37

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$5,152,499,584	$270,906,056	$5,407,685,886	$87,058,057

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$4,017,027,820	$4,031,021,692

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$5,510,156	0.500%	First $1.2 billion
	0.450%	Over $1.2 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Pacific Investment Management Company LLC (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	Over $	2 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 were $41,645 and are included in the total amount shown as management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $128,366 was waived in the aggregate for the six months ended June 30, 2019 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

BHFTI-38

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$4,003,337,128

Gross unrealized appreciation	75,503,016
Gross unrealized depreciation	(170,339,434)

Net unrealized appreciation (depreciation)	$(94,836,418)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$43,814,134	$44,715,394	$—	$—	$43,814,134	$44,715,394

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$80,903,112	$—	$(206,312,853)	$(307,273,965)	$(432,683,706)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

At December 31, 2018, the Portfolio had accumulated short-term capital losses of $17,164,975 and accumulated long-term capital losses of $290,108,990.

BHFTI-39

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Report of Independent Registered Public Accounting Firm

To the Shareholders of PlMCO Inflation Protected Bond Portfolio and the Board of Trustees of Brighthouse Funds Trust I:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the PlMCO Inflation Protected Bond Portfolio (the “Portfolio”), one of the portfolios constituting the Brighthouse Funds Trust I, as of June 30, 2019, the related statement of operations and cash flows for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 2018, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the PlMCO Inflation Protected Bond Portfolio of the Brighthouse Funds Trust I as of June 30, 2019, the results of its operations and its cash flows for the six month period then ended, the changes in its net assets for the six months then ended and the year ended December 31, 2018, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 23, 2019

We have served as the auditor of one or more of the Brighthouse investment companies since 1983.

BHFTI-40

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the PIMCO Total Return Portfolio returned 6.42%, 6.34%, and 6.40%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index1, returned 6.11%.

MARKET ENVIRONMENT / CONDITIONS

Following the steep sell-off at the end of 2018, risk assets bounced back in the first quarter of 2019 as dovish pivots from global central banks helped ease financial conditions and optimism over U.S.-China trade negotiations bolstered investor sentiment. Still, economic data continued to signal decelerating global growth. Throughout the first quarter of the year, robust risk appetites reverberated across most risk assets despite fundamental data continuing to indicate a slowdown in global growth. Meanwhile, headlines highlighted continued political uncertainty surrounding Brexit (U.K. plan to leave the European Union), but also progress on a potential U.S.-China trade deal.

In the second quarter, the market rally broadly continued, barring a brief hiccup in May as U.S.-China trade tensions intensified. Amid the uncertain outlook on trade and global growth, rates across the U.S. curve and globally continued to fall. Movements in the market continued to be dominated by the increasing dovishness of global central banks and key geopolitical developments, including relations between the U.S. and China and Iran as well as prime minister elections in the U.K.

Altogether, the first half of 2019 ended with tighter credit spreads, muted inflation expectations, higher global equities, and overall lower yields across the developed world, including some partial curve inversions, as global central banks shifted toward a dovish tilt amid slowing global growth.

PORTFOLIO REVIEW / PERIOD END POSITIONING

U.S. duration and curve positioning, which was partially facilitated through cash bonds, interest rate swaps, and futures, contributed to performance as an overweight, particularly on the intermediate portion of the yield curve, benefitted from broadly falling interest rates and curve steepening (shorter term yields fell more than longer term yields). Outside the U.S., defensive interest rate positions (underweight duration exposures), partially facilitated through the use of futures and interest rate swaps, detracted as global developed rates generally fell. Select positions of non-Agency Mortgage-Backed Securities (“MBS”) added while an overweight to Fannie Mae mortgages detracted as those spreads widened. Within credit, an overweight to investment grade and high yield financial corporate credit added to performance as corporate spreads broadly tightened. Finally, currency strategies, partially implemented through the use of currency forwards, added overall, particularly tactical positions within high-carry emerging market currencies.

At the end of the reporting period the Portfolio was underweight duration overall, but we held a preference for U.S. duration against rate exposure in other developed regions, including the U.K., Japan, eurozone, and dollar-bloc countries. We preferred the intermediate portion of the U.S. curve and see less value in the very long end of the yield curve, though at period end exposure to Treasury Inflation-Protected Securities had potential to outperform if upside surprises to inflation cause longer-term rates to rise in the coming months. The Portfolio continued to have more diversified credit exposures in sectors beyond investment grade corporates and remained more focused on security selection over generic beta exposure. At period end we remained ready to add opportunistically to corporates amid market dislocations, particularly in specific credits that benefit from U.S. growth and a resurgent housing sector as well as banks and select financial companies. At the end of June, the Portfolio was overweight Agency MBS as they provide attractive, high-quality and diversifying sources of carry. The Portfolio also continued to maintain positions in non-Agency mortgages given attractive loss-adjusted yields and favorable technicals. Over the period, we remained tactical with currency positioning and at the end of the reporting period held select high-carrying emerging markets currencies as an attractive diversifying risk exposure.

Scott A. Mather

Mark Kiesel

Mihir P. Worah

Portfolio Managers

Pacific Investment Management Company LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-1

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
PIMCO Total Return Portfolio
Class A	6.42	7.94	3.10	4.61
Class B	6.34	7.69	2.84	4.35
Class E	6.40	7.83	2.95	4.46
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	2.95	3.90

1 The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	74.4
Corporate Bonds & Notes	48.1
Asset-Backed Securities	15.1
Foreign Government	7.4
Mortgage-Backed Securities	5.5
Municipals	0.4
Floating Rate Loans	0.1

BHFTI-2

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

PIMCO Total Return Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.77%	$1,000.00	$1,064.20	$3.94
	Hypothetical*	0.77%	$1,000.00	$1,020.98	$3.86

Class B (a)	Actual	1.02%	$1,000.00	$1,063.40	$5.22
	Hypothetical*	1.02%	$1,000.00	$1,019.74	$5.11

Class E (a)	Actual	0.92%	$1,000.00	$1,064.00	$4.71
	Hypothetical*	0.92%	$1,000.00	$1,020.23	$4.61

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-3

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—74.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—45.1%
Fannie Mae 10 Yr. Pool
3.000%, 12/01/20	20,829	$21,241
3.000%, 02/01/21	73,856	75,314
3.000%, 08/01/21	63,613	64,868
3.000%, 11/01/21	19,314	19,695
3.000%, 03/01/22	94,198	96,058
3.000%, 05/01/22	331,753	338,302
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	382,683	391,871
3.000%, 06/01/30	12,958,397	13,278,285
3.000%, TBA (a)	59,000,000	60,125,027
3.500%, 10/01/26	146,375	152,180
3.500%, 07/01/29	139,661	145,033
3.500%, TBA (a)	53,000,000	54,684,486
4.000%, 06/01/24	3,422	3,552
4.000%, 02/01/25	282,400	293,699
4.000%, 06/01/25	81,003	84,102
4.000%, 08/01/25	50,963	53,011
4.000%, 12/01/25	92,920	96,679
4.000%, 02/01/26	86,557	90,038
4.000%, 03/01/26	16,610	17,317
4.000%, 06/01/26	14,019	14,553
4.000%, TBA (a)	3,000,000	3,114,492
4.500%, 08/01/20	36,290	37,040
4.500%, 09/01/20	16,374	16,713
4.500%, 10/01/20	1,694	1,729
4.500%, 12/01/20	20,549	20,975
4.500%, 02/01/23	70,553	72,364
4.500%, 03/01/23	101,329	104,439
4.500%, 05/01/23	13,629	13,936
4.500%, 06/01/23	919	948
4.500%, 04/01/24	24,478	25,252
4.500%, 05/01/24	87,246	89,976
4.500%, 08/01/24	16,593	17,117
4.500%, 10/01/24	125,890	129,886
4.500%, 11/01/24	32,976	34,000
4.500%, 02/01/25	202,446	209,557
4.500%, 03/01/25	158,854	166,218
4.500%, 04/01/25	145,826	152,987
4.500%, 05/01/25	317,107	330,797
4.500%, 06/01/25	23,337	24,414
4.500%, 07/01/25	1,254,267	1,307,408
4.500%, 08/01/25	24,829	26,061
4.500%, 09/01/25	85,043	88,531
4.500%, 11/01/25	73,290	76,925
4.500%, 04/01/26	7,626	8,004
4.500%, 01/01/27	17,721	18,265
5.500%, 09/01/19	1	1
5.500%, 09/01/20	1,181	1,191
5.500%, 12/01/20	18	18
5.500%, 03/01/22	43,715	44,575
5.500%, 04/01/22	28,291	28,889
5.500%, 07/01/22	38,977	39,878
5.500%, 09/01/22	12,821	13,071
5.500%, 10/01/22	120,445	123,983
5.500%, 11/01/22	23,255	23,879

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
5.500%, 12/01/22	21,390	21,898
5.500%, 02/01/23	48,731	50,200
5.500%, 03/01/23	6,252	6,482
5.500%, 07/01/23	5,047	5,227
5.500%, 08/01/23	16,477	17,160
5.500%, 10/01/23	29,852	30,943
5.500%, 12/01/23	10,708	11,022
5.500%, 01/01/24	4,073	4,246
5.500%, 03/01/24	22,572	23,402
5.500%, 09/01/24	8,520	8,548
5.500%, 01/01/25	325,887	339,634
5.500%, 05/01/25	15,747	16,312
Fannie Mae 20 Yr. Pool
4.000%, 04/01/29	35,175	36,766
4.000%, 05/01/29	127,030	131,233
4.000%, 03/01/30	72,761	75,183
4.000%, 05/01/30	109,751	113,553
4.000%, 08/01/30	91,323	95,477
4.000%, 09/01/30	65,551	67,734
4.000%, 10/01/30	2,675	2,794
4.000%, 11/01/30	317,201	331,278
4.000%, 12/01/30	42,804	44,704
4.000%, 06/01/31	6,608	6,902
4.000%, 09/01/31	161,363	168,529
4.000%, 11/01/31	15,333	15,852
4.500%, 01/01/25	4,155	4,340
4.500%, 04/01/31	29,048	30,922
5.000%, 03/01/23	235,461	248,814
5.000%, 09/01/23	68,036	71,894
5.000%, 01/01/24	223,064	235,714
5.000%, 07/01/24	5,016,390	5,300,863
5.000%, 09/01/25	18,334	19,373
5.000%, 12/01/25	159,244	168,275
5.000%, 01/01/26	35,510	37,523
5.000%, 08/01/26	160,049	169,126
5.000%, 02/01/27	3,426	3,620
5.000%, 05/01/27	98,497	104,083
5.000%, 07/01/27	506,279	534,990
5.000%, 03/01/28	10,026	10,595
5.000%, 05/01/28	333,723	352,648
5.000%, 06/01/28	1,019,625	1,077,447
5.000%, 01/01/29	181,529	191,823
5.000%, 07/01/29	57,475	60,735
5.000%, 12/01/29	16,821	17,782
5.000%, 03/01/30	299,220	316,375
5.000%, 05/01/30	69,164	73,130
5.000%, 11/01/30	294,614	311,321
5.000%, 07/01/31	49,669	52,486
5.500%, 06/01/27	5,393	5,748
5.500%, 12/01/27	61,232	65,286
5.500%, 03/01/28	29,137	31,061
5.500%, 04/01/28	46,334	49,387
5.500%, 05/01/28	37,480	39,962
5.500%, 10/01/28	12,533	13,358
5.500%, 12/01/28	5,257	5,603

See accompanying notes to financial statements.

BHFTI-4

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool
5.500%, 01/01/29	81,714	$87,094
5.500%, 07/01/29	46,936	50,057
5.500%, 10/01/29	155,257	165,578
5.500%, 04/01/30	79,156	84,421
6.000%, 06/01/26	5,558	6,083
6.000%, 07/01/26	45,323	49,609
6.000%, 08/01/26	8,545	9,353
6.000%, 12/01/26	7,779	8,514
6.000%, 10/01/28	26,070	28,535
Fannie Mae 30 Yr. Pool
3.000%, TBA (a)	321,500,000	323,844,622
3.500%, TBA (a)	336,700,000	344,026,390
4.000%, 05/01/34	124,764	129,326
4.000%, 05/01/35	74,358	77,180
4.000%, 01/01/41	496,578	524,659
4.000%, 03/01/41	280,617	293,502
4.000%, 05/01/41	330,630	349,539
4.000%, 05/01/42	124,088	131,301
4.000%, 12/01/43	510,909	538,244
4.000%, 06/01/48	332,771	344,352
4.000%, TBA (a)	369,030,000	381,291,924
4.500%, 04/01/39	808,692	868,181
4.500%, 05/01/39	64,282	68,982
4.500%, 06/01/39	24,175	25,967
4.500%, 08/01/39	20,390	21,888
4.500%, 12/01/39	7,491	8,085
4.500%, 05/01/40	29,433	31,610
4.500%, 09/01/40	28,611	30,728
4.500%, 10/01/40	212,145	221,688
4.500%, 12/01/40	44,385	47,281
4.500%, 02/01/41	160,140	171,708
4.500%, 05/01/41	16,276	17,479
4.500%, 06/01/41	10,409	11,179
4.500%, 07/01/41	9,083	9,666
4.500%, 09/01/41	499,021	522,240
4.500%, 10/01/41	126,027	135,350
4.500%, 03/01/42	30,134	32,064
4.500%, 06/01/42	51,334	55,124
4.500%, 07/01/42	893,693	948,066
4.500%, 11/01/43	14,777	15,968
4.500%, 11/01/48	9,220,177	9,685,866
4.500%, TBA (a)	15,200,000	15,877,172
5.000%, 03/01/32	2,791	2,949
5.000%, 04/01/33	62,719	66,275
5.000%, 07/01/33	85,088	92,393
5.000%, 08/01/33	1,801	1,956
5.000%, 09/01/33	1,512	1,652
5.000%, 10/01/33	15,716	17,072
5.000%, 11/01/33	422	454
5.000%, 01/01/34	82,265	86,930
5.000%, 04/01/34	86,658	92,995
5.000%, 06/01/34	2,127	2,269
5.000%, 12/01/34	19,016	20,095
5.000%, 01/01/35	44,780	47,810
5.000%, 04/01/35	41	44

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 07/01/35	26,619	28,128
5.000%, 09/01/35	20,375	21,531
5.000%, 01/01/38	130,058	141,872
5.000%, 04/01/39	19,988	21,666
5.000%, 10/01/39	6,489	7,048
5.000%, 11/01/39	16,231	17,624
5.000%, 06/01/40	11,401	12,051
5.000%, 11/01/42	98,483	104,068
5.500%, 12/01/28	17,791	18,978
5.500%, 06/01/33	44,720	49,102
5.500%, 07/01/33	7,178	7,970
5.500%, 09/01/33	129,171	140,292
5.500%, 11/01/33	212,995	227,070
5.500%, 12/01/33	1,164	1,291
5.500%, 04/01/34	1,827	2,021
5.500%, 07/01/34	8,920	9,508
5.500%, 08/01/34	183,841	203,498
5.500%, 09/01/34	9,298	10,065
5.500%, 11/01/34	262,855	291,985
5.500%, 12/01/34	610,442	677,631
5.500%, 01/01/35	219,082	243,269
5.500%, 02/01/35	303,361	336,938
5.500%, 03/01/35	386,150	427,530
5.500%, 04/01/35	94,064	100,680
5.500%, 05/01/35	107,388	119,173
5.500%, 06/01/35	180,463	200,067
5.500%, 08/01/35	156,315	173,441
5.500%, 09/01/35	1,720,601	1,909,992
5.500%, 10/01/35	175,736	194,852
5.500%, 12/01/35	863,377	958,308
5.500%, 01/01/36	181,546	201,334
5.500%, 03/01/36	198,208	220,186
5.500%, 05/01/36	1,620	1,794
5.500%, 07/01/36	807,175	896,241
5.500%, 09/01/36	97,956	108,796
5.500%, 11/01/36	57,478	63,790
5.500%, 12/01/36	2,481	2,644
5.500%, 02/01/37	1,296	1,408
5.500%, 05/01/37	14,530	15,936
5.500%, 08/01/37	758,108	841,920
5.500%, 01/01/38	5,375	5,873
5.500%, 02/01/38	141,605	156,680
5.500%, 03/01/38	813,163	895,375
5.500%, 05/01/38	1,543,899	1,699,289
5.500%, 06/01/38	61,098	66,612
5.500%, 09/01/38	21,315	22,718
5.500%, 10/01/38	605,882	673,072
5.500%, 11/01/38	139,850	153,580
5.500%, 01/01/39	39,869	43,885
5.500%, 07/01/39	14,669	15,649
5.500%, 11/01/39	1,766,180	1,917,954
5.500%, 02/01/40	336,010	359,921
5.500%, 06/01/40	57,509	61,361
5.500%, 09/01/40	248,869	271,597
5.500%, 07/01/41	2,919,099	3,167,465

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, TBA (a)	12,500,000	$13,333,150
6.000%, 12/01/28	12,107	13,251
6.000%, 01/01/29	13,435	14,847
6.000%, 02/01/29	105	116
6.000%, 04/01/29	2,214	2,464
6.000%, 06/01/29	3,269	3,638
6.000%, 11/01/32	42,768	46,929
6.000%, 12/01/32	147,701	164,047
6.000%, 03/01/33	12,791	14,499
6.000%, 04/01/33	3,345	3,661
6.000%, 05/01/33	12,847	14,564
6.000%, 07/01/33	13,661	15,487
6.000%, 01/01/34	1,329	1,487
6.000%, 09/01/34	7,619	8,363
6.000%, 11/01/34	5,955	6,567
6.000%, 04/01/35	590,429	669,249
6.000%, 05/01/35	17,320	19,593
6.000%, 06/01/35	2,753	3,085
6.000%, 07/01/35	34,258	37,792
6.000%, 09/01/35	5,180	5,838
6.000%, 11/01/35	400,514	441,641
6.000%, 12/01/35	12,736	14,134
6.000%, 04/01/36	3,719	4,205
6.000%, 05/01/36	194,103	213,777
6.000%, 06/01/36	19,766	21,636
6.000%, 07/01/36	7,946	8,703
6.000%, 08/01/36	1,338,785	1,518,077
6.000%, 09/01/36	135,803	152,983
6.000%, 10/01/36	62,282	68,757
6.000%, 11/01/36	90,947	100,668
6.000%, 12/01/36	13,731	15,054
6.000%, 01/01/37	106,107	118,623
6.000%, 02/01/37	323,460	366,639
6.000%, 04/01/37	55,352	62,107
6.000%, 05/01/37	37,462	41,018
6.000%, 07/01/37	17,642	19,971
6.000%, 08/01/37	36,789	41,028
6.000%, 11/01/37	45,070	50,977
6.000%, 02/01/38	438,572	496,195
6.000%, 03/01/38	7,618	8,639
6.000%, 08/01/38	19,909	21,931
6.000%, 09/01/38	506,846	573,665
6.000%, 10/01/38	50,905	58,416
6.000%, 11/01/38	8,101	8,867
6.000%, 01/01/39	72,877	82,010
6.000%, 04/01/39	392,240	443,812
6.000%, 07/01/39	68,788	78,002
6.000%, 08/01/39	462,668	512,486
6.000%, 05/01/40	1,942	2,126
6.000%, TBA (a)	6,500,000	7,116,992
8.000%, 10/01/25	799	873
Fannie Mae ARM Pool
3.682%, 12M MTA + 1.200%, 08/01/41 (b)	214,363	211,186
3.682%, 12M MTA + 1.200%, 07/01/42 (b)	207,145	208,368
3.682%, 12M MTA + 1.200%, 08/01/42 (b)	219,034	220,368

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
3.682%, 12M MTA + 1.200%, 10/01/44 (b)	286,519	288,350
3.732%, 12M MTA + 1.250%, 09/01/41 (b)	606,692	610,724
4.155%, 6M LIBOR + 1.412%, 06/01/33 (b)	17,349	17,835
4.196%, 6M LIBOR + 1.512%, 01/01/35 (b)	105,994	109,557
4.219%, 12M LIBOR + 1.344%, 11/01/34 (b)	3,116	3,269
4.230%, 12M LIBOR + 1.355%, 12/01/34 (b)	413,544	428,201
4.241%, COFI + 1.927%, 12/01/36 (b)	100,970	104,800
4.248%, 6M LIBOR + 1.373%, 09/01/35 (b)	629,330	643,805
4.263%, 12M MTA + 1.770%, 11/01/35 (b)	122,061	125,418
4.270%, 6M LIBOR + 1.538%, 01/01/36 (b)	43,789	45,685
4.279%, 12M LIBOR + 1.353%, 12/01/34 (b)	666,838	690,380
4.282%, 1Y H15 + 2.156%, 07/01/32 (b)	18,403	18,724
4.373%, 12M LIBOR + 1.361%, 03/01/35 (b)	19,681	20,433
4.388%, 12M LIBOR + 1.558%, 10/01/34 (b)	7,080	7,396
4.400%, 1Y H15 + 1.900%, 02/01/31 (b)	126,779	128,474
4.434%, 1Y H15 + 2.074%, 10/01/35 (b)	131,529	137,899
4.473%, 1Y H15 + 2.223%, 08/01/35 (b)	164,643	172,545
4.480%, 6M LIBOR + 1.605%, 08/01/36 (b)	140,962	145,934
4.500%, 12M LIBOR + 1.750%, 08/01/35 (b)	276,137	289,589
4.505%, 1Y H15 + 2.178%, 11/01/35 (b)	298,509	315,668
4.535%, 12M LIBOR + 1.660%, 05/01/34 (b)	280,107	295,889
4.538%, 1Y H15 + 2.067%, 10/01/28 (b)	67,371	68,783
4.563%, 12M LIBOR + 1.670%, 11/01/34 (b)	55,421	57,910
4.580%, 12M LIBOR + 1.638%, 05/01/35 (b)	31,782	33,339
4.592%, 12M LIBOR + 1.625%, 01/01/35 (b)	11,039	11,549
4.595%, 12M LIBOR + 1.595%, 11/01/35 (b)	147,146	150,252
4.615%, 12M LIBOR + 1.682%, 12/01/34 (b)	24,868	26,050
4.622%, 1Y H15 + 2.215%, 09/01/31 (b)	29,577	30,692
4.650%, 1Y H15 + 2.213%, 07/01/33 (b)	14,222	14,990
4.656%, 12M LIBOR + 1.531%, 01/01/35 (b)	26,269	27,422
4.669%, 12M LIBOR + 1.618%, 03/01/33 (b)	1,744	1,804
4.683%, 12M LIBOR + 1.556%, 01/01/35 (b)	44,722	46,758
4.685%, 12M LIBOR + 1.810%, 09/01/34 (b)	491,853	518,290
4.718%, 12M LIBOR + 1.742%, 09/01/32 (b)	111,776	118,426
4.720%, 12M LIBOR + 1.637%, 02/01/35 (b)	20,493	21,544
4.743%, 1Y H15 + 2.360%, 11/01/34 (b)	1,181,457	1,251,631
4.746%, 12M LIBOR + 1.640%, 01/01/35 (b)	39,866	41,773
4.760%, 12M LIBOR + 1.885%, 11/01/32 (b)	24,087	24,943
4.794%, 1Y H15 + 2.306%, 04/01/34 (b)	4,258	4,502
4.821%, 1Y H15 + 2.313%, 05/01/35 (b)	198,261	209,880
4.836%, 1Y H15 + 2.193%, 02/01/35 (b)	69,208	72,828
4.932%, 12M LIBOR + 1.810%, 04/01/35 (b)	63,342	66,850
5.100%, COFI + 1.722%, 09/01/34 (b)	14,454	15,310
Fannie Mae Pool
2.310%, 08/01/22	8,200,000	8,238,893
2.870%, 09/01/27	7,300,000	7,544,003
3.320%, 05/01/28	17,700,000	18,769,904
3.330%, 11/01/21	1,369,092	1,401,378
Fannie Mae REMICS (CMO)
2.782%, 1M LIBOR + 0.400%, 09/18/31 (b)	168,783	166,995
3.304%, 1M LIBOR + 0.900%, 04/25/32 (b)	52,928	53,770
4.519%, 05/25/35	563,787	594,255
Freddie Mac 15 Yr. Gold Pool
5.500%, 09/01/19	3,280	3,279

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	67,213	$70,304
4.000%, 09/01/30	326,257	340,930
4.000%, 10/01/30	18,862	19,711
5.500%, 04/01/21	3,647	3,889
5.500%, 12/01/22	273	291
5.500%, 03/01/23	55,462	59,145
5.500%, 06/01/26	896	955
5.500%, 08/01/26	775	826
5.500%, 06/01/27	20,535	21,947
5.500%, 12/01/27	37,474	39,962
5.500%, 01/01/28	27,473	29,312
5.500%, 02/01/28	6,028	6,428
5.500%, 05/01/28	53,184	56,749
5.500%, 06/01/28	94,459	100,795
6.000%, 03/01/21	9,258	10,139
6.000%, 01/01/22	44,824	49,087
6.000%, 10/01/22	210,780	230,828
6.000%, 04/01/23	10,160	11,126
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/40	201,513	212,612
4.500%, 04/01/34	17,523	18,792
4.500%, 06/01/35	55,905	60,069
4.500%, 04/01/41	125,058	134,347
4.500%, 10/01/41	107,792	115,842
5.500%, 03/01/32	7,684	8,195
5.500%, 01/01/33	1,136	1,244
5.500%, 05/01/33	1,266	1,401
5.500%, 08/01/33	1,392	1,545
5.500%, 10/01/33	2,434	2,651
5.500%, 01/01/34	1,302	1,413
5.500%, 09/01/34	17,468	18,974
5.500%, 01/01/35	25,686	28,544
5.500%, 07/01/35	1,440	1,601
5.500%, 10/01/35	42,792	45,641
5.500%, 11/01/35	49,119	52,865
5.500%, 12/01/35	34,942	38,778
5.500%, 01/01/36	22,992	25,514
5.500%, 02/01/36	34,678	36,999
5.500%, 04/01/36	14,641	16,228
5.500%, 06/01/36	1,290,072	1,433,763
5.500%, 07/01/36	26,273	29,195
5.500%, 08/01/36	62,028	67,977
5.500%, 10/01/36	12,791	14,197
5.500%, 12/01/36	191,870	213,083
5.500%, 02/01/37	17,845	19,801
5.500%, 03/01/37	12,912	14,332
5.500%, 04/01/37	32,158	34,522
5.500%, 06/01/37	53,258	57,948
5.500%, 07/01/37	176,024	195,169
5.500%, 08/01/37	63,471	70,560
5.500%, 09/01/37	25,427	27,622
5.500%, 10/01/37	7,910	8,749
5.500%, 11/01/37	196,809	218,686
5.500%, 12/01/37	8,179	8,936
5.500%, 01/01/38	62,859	69,437

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 02/01/38	160,167	176,621
5.500%, 03/01/38	68,360	74,895
5.500%, 04/01/38	159,231	174,744
5.500%, 05/01/38	88,595	96,160
5.500%, 06/01/38	243,701	265,028
5.500%, 07/01/38	314,470	345,958
5.500%, 08/01/38	849,257	940,439
5.500%, 09/01/38	231,173	251,092
5.500%, 10/01/38	6,629,964	7,218,677
5.500%, 11/01/38	2,357,921	2,558,658
5.500%, 12/01/38	5,832	6,220
5.500%, 01/01/39	550,388	607,691
5.500%, 02/01/39	83,246	89,652
5.500%, 03/01/39	61,585	67,654
5.500%, 06/01/39	2,054,882	2,236,740
5.500%, 09/01/39	46,770	50,836
5.500%, 02/01/40	71,962	78,186
5.500%, 03/01/40	10,460	11,353
5.500%, 05/01/40	2,135	2,333
5.500%, 08/01/40	67,658	73,499
Freddie Mac ARM Non-Gold Pool
4.101%, 12M LIBOR + 1.345%, 09/01/35 (b)	122,895	126,970
4.527%, 1Y H15 + 2.107%, 10/01/34 (b)	28,566	29,964
4.595%, 1Y H15 + 2.222%, 09/01/35 (b)	221,026	232,744
4.684%, 12M LIBOR + 1.677%, 01/01/35 (b)	15,384	16,089
4.685%, 12M LIBOR + 1.900%, 11/01/34 (b)	6,424	6,718
4.711%, 12M LIBOR + 1.961%, 08/01/32 (b)	45,564	47,055
4.722%, 1Y H15 + 2.250%, 11/01/31 (b)	16,257	17,123
4.722%, 12M LIBOR + 1.625%, 02/01/35 (b)	21,052	21,994
4.732%, 12M LIBOR + 1.890%, 11/01/34 (b)	18,609	19,605
4.738%, 1Y H15 + 2.250%, 06/01/35 (b)	544,018	574,627
4.746%, 12M LIBOR + 1.621%, 02/01/35 (b)	18,898	19,774
4.747%, 1Y H15 + 2.250%, 11/01/34 (b)	44,327	46,785
4.750%, 12M LIBOR + 1.625%, 02/01/35 (b)	7,530	7,862
4.759%, 1Y H15 + 2.464%, 01/01/29 (b)	205,423	212,506
4.765%, 12M LIBOR + 1.900%, 11/01/34 (b)	14,250	14,972
4.775%, 1Y H15 + 2.250%, 08/01/35 (b)	232,018	245,059
4.796%, 12M LIBOR + 1.678%, 02/01/35 (b)	23,064	24,190
4.811%, 1Y H15 + 2.108%, 02/01/35 (b)	31,703	33,329
4.943%, 1Y H15 + 2.250%, 01/01/35 (b)	105,497	111,171
4.981%, 1Y H15 + 2.250%, 02/01/35 (b)	41,995	44,318
4.989%, 12M LIBOR + 1.901%, 02/01/35 (b)	26,564	28,043
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.376%, 08/25/22 (b) (c)	40,865,156	1,362,775
Freddie Mac REMICS (CMO)
2.644%, 1M LIBOR + 0.250%, 07/15/34 (b)	29,633	29,577
2.794%, 1M LIBOR + 0.400%, 06/15/41 (b)	7,597,536	7,600,459
3.500%, 01/15/42	25,918,002	27,191,631
4.125%, PRIME - 1.375%, 11/15/23 (b)	136,663	138,777
6.500%, 01/15/24	8,909	9,501
Freddie Mac Structured Pass-Through Securities (CMO)
3.488%, 12M MTA + 1.200%, 02/25/45 (b)	61,303	61,203
3.704%, 12M MTA + 1.200%, 10/25/44 (b)	691,734	698,450
3.904%, 12M MTA + 1.400%, 07/25/44 (b)	3,402,976	3,494,823

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.000%, TBA (a)	7,000,000	$7,144,071
4.000%, TBA (a)	11,000,000	11,464,834
5.000%, 10/15/33	5,927	6,203
5.000%, 12/15/33	22,644	24,567
5.000%, 05/15/34	5,094	5,529
5.000%, 07/15/34	702	735
5.000%, 11/15/35	2,412	2,556
5.000%, 03/15/36	1,850	2,034
5.000%, 10/15/38	497,441	546,747
5.000%, 02/15/39	76,271	83,931
5.000%, 03/15/39	118,330	130,277
5.000%, 04/15/39	768,272	834,050
5.000%, 05/15/39	2,489,555	2,739,180
5.000%, 06/15/39	824,433	904,912
5.000%, 09/15/39	259,014	285,116
5.000%, 05/15/40	26,165	28,774
5.000%, 09/15/40	280,519	308,644
5.000%, 12/15/40	20,571	22,631
5.000%, 07/15/41	12,218	12,787
5.000%, 09/15/47	209,812	220,397
5.000%, TBA (a)	15,000,000	15,676,766
7.000%, 10/15/23	1,226	1,236
7.500%, 01/15/26	1,804	1,930
Ginnie Mae II 30 Yr. Pool
3.000%, TBA (a)	39,000,000	39,773,906
3.500%, TBA (a)	140,600,000	145,070,640
4.000%, 06/20/48	11,194,587	11,621,121
4.000%, 06/20/49	4,500,909	4,688,735
4.000%, TBA (a)	365,100,000	378,357,855
4.500%, 04/20/49	13,235,751	13,806,217
4.500%, TBA (a)	145,400,000	151,463,067
5.000%, 12/20/48	3,635,109	3,801,304
5.000%, 01/20/49	7,955,613	8,319,338
5.000%, 02/20/49	6,501,872	6,823,411
5.000%, 03/20/49	3,969,254	4,167,622
5.000%, 04/20/49	9,200,550	9,660,771
5.000%, 05/20/49	5,989,736	6,300,811
5.000%, 06/20/49	2,999,739	3,151,354
5.000%, TBA (a)	122,650,000	128,204,453
Ginnie Mae II ARM Pool
3.625%, 1Y H15 + 1.500%, 04/20/22 (b)	241	241
3.625%, 1Y H15 + 1.500%, 05/20/26 (b)	8,859	8,886
3.625%, 1Y H15 + 1.500%, 06/20/27 (b)	3,147	3,243
3.625%, 1Y H15 + 1.500%, 05/20/28 (b)	3,684	3,803
3.625%, 1Y H15 + 1.500%, 04/20/29 (b)	420	420
3.625%, 1Y H15 + 1.500%, 05/20/29 (b)	5,827	6,023
3.625%, 1Y H15 + 1.500%, 04/20/30 (b)	10,624	10,997
3.625%, 1Y H15 + 1.500%, 05/20/30 (b)	19,455	20,141
3.625%, 1Y H15 + 1.500%, 06/20/30 (b)	6,562	6,794
3.625%, 1Y H15 + 1.500%, 04/20/31 (b)	7,007	6,996
3.625%, 1Y H15 + 1.500%, 04/20/32 (b)	5,085	5,146
3.625%, 1Y H15 + 1.500%, 05/20/32 (b)	7,640	7,685
3.750%, 1Y H15 + 1.500%, 08/20/27 (b)	29,432	30,469
3.750%, 1Y H15 + 1.500%, 09/20/27 (b)	53,245	53,507
3.750%, 1Y H15 + 1.500%, 07/20/29 (b)	5,816	6,039

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool
3.750%, 1Y H15 + 1.500%, 08/20/29 (b)	6,005	6,237
3.750%, 1Y H15 + 1.500%, 09/20/29 (b)	9,478	9,554
3.750%, 1Y H15 + 1.500%, 08/20/31 (b)	1,671	1,739
3.750%, 1Y H15 + 1.500%, 07/20/32 (b)	3,792	3,839
3.750%, 1Y H15 + 1.500%, 09/20/33 (b)	33,707	35,135
4.000%, 1Y H15 + 1.500%, 02/20/22 (b)	3,783	3,803
4.000%, 1Y H15 + 1.500%, 01/20/23 (b)	6,362	6,483
4.000%, 1Y H15 + 1.500%, 02/20/26 (b)	5,608	5,754
4.000%, 1Y H15 + 1.500%, 01/20/27 (b)	2,740	2,767
4.000%, 1Y H15 + 1.500%, 02/20/27 (b)	1,496	1,502
4.000%, 1Y H15 + 1.500%, 02/20/28 (b)	7,300	7,313
4.000%, 1Y H15 + 1.500%, 03/20/28 (b)	8,589	8,680
4.000%, 1Y H15 + 1.500%, 01/20/30 (b)	21,312	22,080
4.000%, 1Y H15 + 1.500%, 03/20/32 (b)	335	348
4.000%, 1Y H15 + 1.500%, 03/20/33 (b)	3,117	3,243
4.125%, 1Y H15 + 1.500%, 11/20/26 (b)	10,428	10,504
4.125%, 1Y H15 + 1.500%, 11/20/27 (b)	9,599	9,773
4.125%, 1Y H15 + 1.500%, 10/20/28 (b)	3,746	3,733
4.125%, 1Y H15 + 1.500%, 10/20/29 (b)	4,191	4,343
4.125%, 1Y H15 + 1.500%, 10/20/30 (b)	2,468	2,484
4.125%, 1Y H15 + 1.500%, 11/20/30 (b)	22,486	22,715
4.625%, 1Y H15 + 2.000%, 10/20/31 (b)	4,955	4,991
Government National Mortgage Association (CMO)
2.807%, 1M LIBOR + 0.340%, 12/20/62 (b)	268,360	267,569
3.067%, 1M LIBOR + 0.600%, 08/20/65 (b)	3,329,387	3,327,144
3.067%, 1M LIBOR + 0.600%, 10/20/65 (b)	8,228,470	8,252,759
3.117%, 1M LIBOR + 0.650%, 06/20/66 (b)	6,026,685	6,047,178
3.317%, 1M LIBOR + 0.850%, 09/20/66 (b)	9,217,317	9,306,854
3.467%, 1M LIBOR + 1.000%, 12/20/65 (b)	23,311,111	23,658,418
3.467%, 1M LIBOR + 1.000%, 01/20/67 (b)	10,888,221	11,061,741
3.628%, 12M LIBOR + 0.800%, 09/20/67 (b)	9,807,821	9,976,581
5.274%, 09/20/66 (b)	11,720,956	12,836,069

		2,422,205,951

U.S. Treasury—29.3%
U.S. Treasury Bonds
2.750%, 08/15/42 (d) (e)	39,000,000	40,881,445
2.750%, 11/15/42 (d) (e)	63,400,000	66,404,070
2.875%, 05/15/43 (d) (e)	83,700,000	89,438,027
3.000%, 11/15/44 (d)	50,400,000	55,002,937
3.000%, 02/15/48 (d) (e)	23,600,000	25,815,266
3.125%, 02/15/42	15,800,000	17,651,562
3.125%, 02/15/43 (d)	20,000,000	22,282,031
3.125%, 08/15/44 (d) (e)	116,300,000	129,629,071
3.625%, 08/15/43 (d) (e)	21,900,000	26,412,598
3.750%, 11/15/43 (d) (e)	28,100,000	34,561,902
4.250%, 05/15/39	9,600,000	12,547,500
4.375%, 11/15/39 (d) (e)	57,100,000	75,851,551
4.375%, 05/15/40	11,900,000	15,833,508
4.500%, 08/15/39 (d)	15,100,000	20,379,102
4.625%, 02/15/40	12,800,000	17,559,000
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42 (f)	27,476,982	27,574,840
0.750%, 02/15/45 (d) (f)	6,293,116	6,226,697

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds
0.875%, 02/15/47 (d) (f)	20,322,432	$20,711,884
1.000%, 02/15/48 (d) (f)	32,637,780	34,342,879
1.000%, 02/15/49 (f)	2,132,277	2,255,849
1.375%, 02/15/44 (d) (f)	6,687,430	7,591,048
U.S. Treasury Inflation Indexed Notes
0.375%, 01/15/27 (d) (f)	21,683,260	21,833,220
0.375%, 07/15/27 (f)	10,445,000	10,542,097
0.625%, 04/15/23 (f)	41,865,241	42,358,122
0.625%, 01/15/26 (f)	23,441,540	24,004,455
0.750%, 07/15/28 (d) (f)	69,011,586	71,905,850
0.875%, 01/15/29 (f)	139,437,064	146,786,269
U.S. Treasury Notes
1.375%, 03/31/20 (d) (g) (h) (i)	22,000,000	21,890,000
1.750%, 09/30/22 (g) (h) (i)	20,400,000	20,407,969
1.750%, 06/30/24	38,200,000	38,165,680
1.875%, 07/31/22 (d) (e) (g) (h) (i) (j)	102,600,000	103,024,828
1.875%, 08/31/22 (d) (g) (h)	31,200,000	31,329,187
2.000%, 10/31/22 (d) (g) (h) (i)	3,300,000	3,327,844
2.125%, 07/31/24 (d) (g) (h)	24,800,000	25,207,844
2.125%, 09/30/24 (d)	89,200,000	90,670,407
2.250%, 11/15/24 (d) (e) (g)	114,200,000	116,805,187
2.250%, 08/15/27 (d)	24,360,000	24,933,792
2.625%, 02/15/29 (d)	29,260,000	30,838,440

		1,572,983,958

Total U.S. Treasury & Government Agencies (Cost $3,945,671,256)		3,995,189,909

Corporate Bonds & Notes—48.1%

Advertising—0.0%
Interpublic Group of Cos., Inc. (The) 3.750%, 10/01/21	1,400,000	1,436,244

Aerospace/Defense—0.5%
United Technologies Corp.
3.100%, 06/01/22	12,717,000	13,008,397
3.650%, 08/16/23	12,300,000	12,876,482

		25,884,879

Agriculture—0.8%
BAT Capital Corp.
2.297%, 08/14/20	3,585,000	3,576,580
2.764%, 08/15/22	15,200,000	15,239,817
3.222%, 08/15/24	6,300,000	6,351,082
3.557%, 08/15/27	3,700,000	3,681,762
BAT International Finance plc
2.750%, 06/15/20 (144A)	3,200,000	3,207,343
3.250%, 06/07/22 (144A)	3,172,000	3,216,777
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	2,200,000	2,205,822
Reynolds American, Inc. 6.875%, 05/01/20	4,400,000	4,553,453

		42,032,636

Airlines—0.1%
Latam Airlines Pass-Through Trust
4.200%, 11/15/27	2,840,993	2,868,550
4.500%, 11/15/23	1,989,132	1,969,241

		4,837,791

Auto Manufacturers—4.2%
Daimler Finance North America LLC
2.875%, 03/10/21 (144A)	4,200,000	4,219,991
3.400%, 02/22/22 (144A)	16,100,000	16,420,633
3.403%, 3M LIBOR + 0.880%, 02/22/22 (144A) (b)	16,100,000	16,197,083
3.750%, 11/05/21 (144A)	3,400,000	3,485,568
FCE Bank plc 1.875%, 06/24/21 (EUR)	1,400,000	1,627,049
Ford Motor Credit Co. LLC
0.121%, 3M EURIBOR + 0.430%, 05/14/21 (EUR) (b)	2,500,000	2,807,188
3.157%, 08/04/20	2,300,000	2,308,250
3.200%, 01/15/21	5,000,000	5,014,378
3.273%, 3M LIBOR + 0.930%, 09/24/20 (b)	14,000,000	13,986,797
3.408%, 3M LIBOR + 0.810%, 04/05/21 (b)	3,200,000	3,157,998
3.656%, 3M LIBOR + 1.080%, 08/03/22 (b)	2,700,000	2,641,353
3.753%, 3M LIBOR + 1.235%, 02/15/23 (b)	13,000,000	12,616,830
4.250%, 09/20/22	3,600,000	3,690,899
5.729%, 3M LIBOR + 3.140%, 01/07/22 (b)	13,300,000	13,714,238
General Motors Financial Co., Inc.
2.450%, 11/06/20	12,100,000	12,057,685
3.150%, 01/15/20	12,300,000	12,324,108
3.200%, 07/13/20	18,300,000	18,363,836
3.550%, 04/09/21	7,090,000	7,199,328
3.550%, 07/08/22	13,400,000	13,635,038
3.640%, 3M LIBOR + 1.310%, 06/30/22 (b)	1,100,000	1,099,560
Harley-Davidson Financial Services, Inc. 3.460%, 3M LIBOR + 0.940%, 03/02/21 (144A) (b)	13,600,000	13,580,112
Volkswagen Group of America Finance LLC
3.475%, 3M LIBOR + 0.940%, 11/12/21 (144A) (b)	13,600,000	13,708,766
3.875%, 11/13/20 (144A)	2,500,000	2,552,629
4.000%, 11/12/21 (144A)	1,000,000	1,031,799
4.625%, 11/13/25 (144A)	13,600,000	14,767,989
4.750%, 11/13/28 (144A)	13,600,000	14,792,354

		227,001,459

Auto Parts & Equipment—0.0%
ZF North America Capital, Inc. 4.000%, 04/29/20 (144A)	800,000	804,025

Banks—20.1%
ABN AMRO Bank NV 3.400%, 08/27/21 (144A)	14,900,000	15,200,900
Australia & New Zealand Banking Group, Ltd. 3.300%, 05/17/21	14,400,000	14,657,646
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (l)	1,700,000	425,275
4.750%, 01/15/18 (EUR) (l)	3,100,000	775,502
Bank of America Corp.
2.969%, 3M LIBOR + 0.650%, 10/01/21 (b)	18,000,000	18,047,401
3.550%, 3M LIBOR + 0.780%, 03/05/24 (b)	4,200,000	4,349,837

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
3.581%, 3M LIBOR + 1.000%, 04/24/23 (b)	18,000,000	$18,141,282
4.125%, 01/22/24	2,130,000	2,277,081
Bank of Ireland 7.375%, 5Y EUR Swap + 6.956%, 06/18/20 (EUR) (b)	1,200,000	1,439,544
Barclays Bank plc
7.625%, 11/21/22	1,500,000	1,637,820
10.179%, 06/12/21 (144A)	17,900,000	20,254,876
Barclays plc
2.375%, 5Y GBP Swap + 1.320%, 10/06/23 (GBP) (b)	2,600,000	3,303,598
3.125%, 01/17/24 (GBP)	4,400,000	5,747,431
3.200%, 08/10/21	5,000,000	5,033,306
3.905%, 3M LIBOR + 1.380%, 05/16/24 (b)	800,000	788,212
4.610%, 3M LIBOR + 1.400%, 02/15/23 (b)	18,200,000	18,860,025
4.655%, 3M LIBOR + 2.110%, 08/10/21 (b)	6,400,000	6,540,767
4.972%, 3M LIBOR + 1.902%, 05/16/29 (b)	2,000,000	2,132,174
6.500%, 5Y EUR Swap + 5.875%, 09/15/19 (EUR) (b)	10,900,000	12,518,336
7.000%, 5Y GBP Swap + 5.084%, 09/15/19 (GBP) (b)	1,000,000	1,279,474
BBVA Bancomer S.A. 6.500%, 03/10/21	7,800,000	8,197,800
BNP Paribas S.A.
2.950%, 05/23/22 (144A)	14,200,000	14,343,891
3.500%, 03/01/23 (144A)	14,400,000	14,807,333
BPCE S.A. 4.000%, 09/12/23 (144A)	17,000,000	17,759,220
Capital One Financial Corp.
3.033%, 3M LIBOR + 0.450%, 10/30/20 (b)	14,900,000	14,914,360
4.250%, 04/30/25	10,000,000	10,710,352
CIT Group, Inc.
4.125%, 03/09/21	11,500,000	11,719,075
5.250%, 03/07/25	11,000,000	12,058,750
Citibank N.A.
2.844%, 3M LIBOR + 0.596%, 05/20/22 (b)	13,300,000	13,402,532
3.400%, 07/23/21	14,800,000	15,110,809
Citigroup, Inc.
3.272%, 3M LIBOR + 0.690%, 10/27/22 (b)	10,600,000	10,612,630
3.540%, 3M LIBOR + 0.960%, 04/25/22 (b)	18,000,000	18,152,010
Compass Bank 3.181%, 3M LIBOR + 0.730%, 06/11/21 (b)	14,400,000	14,387,361
Cooperative Rabobank UA
3.875%, 09/26/23 (144A)	1,200,000	1,265,313
4.750%, 01/15/20 (144A)	1,700,000	1,721,518
5.500%, 5Y EUR Swap + 5.250%, 06/29/20 (EUR) (b)	5,000,000	5,912,921
6.625%, -1 x 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (b)	600,000	754,668
Credit Suisse Group AG
3.676%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b)	10,400,000	10,428,475
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b)	15,700,000	16,485,252
7.250%, 5Y USD ICE Swap + 4.332%, 09/12/25 (144A) (b)	5,500,000	5,912,500
Credit Suisse Group Funding Guernsey, Ltd.
3.750%, 03/26/25	5,710,000	5,960,162
3.800%, 09/15/22	18,300,000	18,964,651
3.800%, 06/09/23	12,100,000	12,543,646
Deutsche Bank AG
2.700%, 07/13/20	17,200,000	17,126,127

Banks—(Continued)
Deutsche Bank AG
3.150%, 01/22/21	8,200,000	8,142,619
3.300%, 11/16/22	9,500,000	9,335,017
3.375%, 05/12/21	30,500,000	30,327,769
4.250%, 02/04/21	7,800,000	7,867,175
4.250%, 10/14/21	7,700,000	7,801,124
Erste Group Bank AG 8.875%, 5Y EUR Swap + 9.020%, 10/15/21 (EUR) (b)	4,600,000	6,002,183
Goldman Sachs Group, Inc. (The)
2.876%, 3M LIBOR + 0.821%, 10/31/22 (b)	13,700,000	13,808,856
3.200%, 02/23/23	15,100,000	15,447,675
3.750%, 05/22/25	5,375,000	5,619,045
HSBC Holdings plc
3.033%, 3M LIBOR + 0.923%, 11/22/23 (b)	7,100,000	7,186,262
3.120%, 3M LIBOR + 0.600%, 05/18/21 (b)	13,900,000	13,910,982
3.400%, 03/08/21	14,900,000	15,125,547
4.098%, 3M LIBOR + 1.500%, 01/05/22 (b)	11,500,000	11,751,686
4.693%, 3M LIBOR + 2.240%, 03/08/21 (b)	9,600,000	9,877,989
Industrial & Commercial Bank of China, Ltd. 3.400%, 3M LIBOR + 0.875%, 11/29/19 (b)	2,700,000	2,703,209
ING Groep NV
4.100%, 10/02/23	14,000,000	14,783,145
4.625%, 01/06/26 (144A)	7,900,000	8,613,023
JPMorgan Chase & Co.
3.012%, 3M LIBOR + 0.610%, 06/18/22 (b)	17,200,000	17,231,631
3.480%, 3M LIBOR + 0.900%, 04/25/23 (b)	8,000,000	8,035,707
3.514%, 3M LIBOR + 0.610%, 06/18/22 (b)	17,200,000	17,571,922
3.572%, 3M LIBOR + 1.100%, 06/07/21 (b)	17,000,000	17,213,269
3.797%, 3M LIBOR + 0.890%, 07/23/24 (b)	4,400,000	4,614,437
JPMorgan Chase Bank N.A. 2.926%, 3M LIBOR + 0.340%, 04/26/21 (b)	25,000,000	25,030,708
Lloyds Bank plc
3.300%, 05/07/21	12,900,000	13,084,720
7.500%, 04/02/32 (m)	13,000,000	10,283,844
Lloyds Banking Group plc
4.050%, 08/16/23	14,900,000	15,546,998
6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	3,800,000	4,476,838
7.625%, 5Y GBP Swap + 5.010%, 06/27/23 (GBP) (b)	11,400,000	15,744,197
Mitsubishi UFJ Financial Group, Inc. 3.455%, 03/02/23	17,700,000	18,190,595
Morgan Stanley 3.737%, 3M LIBOR + 0.847%, 04/24/24 (b)	17,500,000	18,241,196
National Australia Bank, Ltd. 3.625%, 06/20/23	14,800,000	15,461,381
Oversea-Chinese Banking Corp., Ltd. 2.975%, 3M LIBOR + 0.450%, 05/17/21 (144A) (b)	11,500,000	11,501,982
Regions Bank 3.374%, 3M LIBOR + 0.500%, 08/13/21 (b)	14,600,000	14,723,523
Royal Bank of Scotland Group plc
2.000%, 3M EURIBOR + 2.039%, 03/08/23 (EUR) (b)	3,300,000	3,873,428
2.500%, 03/22/23 (EUR)	11,943,000	14,411,942
Santander UK Group Holdings plc 2.875%, 10/16/20	1,800,000	1,802,952
Skandinaviska Enskilda Banken AB 3.250%, 05/17/21 (144A)	14,600,000	14,824,840

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Societe Generale S.A.
2.625%, 09/16/20 (144A)	300,000	$300,891
4.250%, 09/14/23 (144A)	13,900,000	14,618,889
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (b)	14,300,000	14,753,604
Sumitomo Mitsui Financial Group, Inc. 2.934%, 03/09/21	15,100,000	15,234,059
Svenska Handelsbanken AB
3.350%, 05/24/21	15,000,000	15,275,120
Synchrony Bank 3.650%, 05/24/21	14,900,000	15,143,304
UBS AG
2.450%, 12/01/20 (144A)	9,700,000	9,708,811
7.625%, 08/17/22	3,600,000	4,037,580
UBS Group Funding Switzerland AG
3.000%, 04/15/21 (144A)	14,000,000	14,124,525
4.125%, 04/15/26 (144A)	10,200,000	10,892,641
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	29,700,000	33,758,505
Wells Fargo & Co.
3.000%, 02/19/25	11,200,000	11,382,448
6.180%, 3M LIBOR + 3.770%, 09/15/19 (b)	11,300,000	11,361,020
Wells Fargo Bank N.A.
2.897%, 3M LIBOR + 0.610%, 05/27/22 (b)	16,100,000	16,256,525
3.325%, 3M LIBOR + 0.490%, 07/23/21 (b)	14,600,000	14,737,308

		1,078,416,489

Beverages—0.4%
Keurig Dr Pepper, Inc. 4.057%, 05/25/23	14,600,000	15,322,193
Pernod Ricard S.A.
4.250%, 07/15/22 (144A)	4,000,000	4,194,654
4.450%, 01/15/22 (144A)	1,700,000	1,778,304

		21,295,151

Biotechnology—0.0%
Baxalta, Inc. 2.875%, 06/23/20	477,000	478,404

Building Materials—0.0%
Holcim U.S. Finance Sarl & Cie SCS 6.000%, 12/30/19 (144A)	1,500,000	1,520,607

Chemicals—0.2%
International Flavors & Fragrances, Inc. 3.400%, 09/25/20	8,200,000	8,281,594

Commercial Services—0.3%
Central Nippon Expressway Co., Ltd. 3.125%, 3M LIBOR + 0.560%, 11/02/21 (b)	2,600,000	2,600,962
Equifax, Inc. 3.600%, 08/15/21	3,645,000	3,713,815
ERAC USA Finance LLC 2.350%, 10/15/19 (144A)	10,138,000	10,125,596

		16,440,373

Computers—0.8%
Apple, Inc. 3.000%, 06/20/27	8,300,000	8,502,126
Dell International LLC / EMC Corp.
4.420%, 06/15/21 (144A)	17,700,000	18,228,415
5.450%, 06/15/23 (144A)	9,600,000	10,346,916
EMC Corp. 2.650%, 06/01/20	4,090,000	4,067,390

		41,144,847

Diversified Financial Services—3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23	3,800,000	3,832,367
4.125%, 07/03/23	6,300,000	6,549,201
4.450%, 10/01/25	15,000,000	15,807,888
4.625%, 10/30/20	5,300,000	5,433,636
4.625%, 07/01/22	3,225,000	3,366,990
Air Lease Corp.
3.500%, 01/15/22	2,000,000	2,047,473
3.875%, 07/03/23	1,700,000	1,771,135
Aircastle, Ltd. 5.500%, 02/15/22	4,498,000	4,766,199
Ally Financial, Inc.
3.750%, 11/18/19	1,700,000	1,703,400
4.125%, 03/30/20	300,000	302,901
American Express Co. 3.375%, 05/17/21	14,200,000	14,464,522
B3 S.A. Brasil Bolsa Balcao 5.500%, 07/16/20	1,000,000	1,024,500
Capital One Financial Corp. 2.400%, 10/30/20	14,700,000	14,713,421
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	17,900,000	18,148,127
Emerald Bay S.A. Zero Coupon, 10/08/20 (144A) (EUR)	3,294,000	3,614,512
GE Capital UK Funding Unlimited Co. 5.875%, 11/04/20 (GBP)	10,600,000	14,206,959
Intercontinental Exchange, Inc. 2.350%, 09/15/22	12,500,000	12,505,011
International Lease Finance Corp. 4.625%, 04/15/21	2,000,000	2,062,490
Mitsubishi UFJ Lease & Finance Co., Ltd. 3.406%, 02/28/22 (144A)	200,000	204,104
Navient Corp. 8.000%, 03/25/20	1,500,000	1,552,500
NTT Finance Corp. 1.900%, 07/21/21	9,700,000	9,614,168
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	. 9,000,000	9,311,040
Springleaf Finance Corp.
6.125%, 05/15/22	9,100,000	9,759,750
6.875%, 03/15/25	11,800,000	12,920,764
8.250%, 12/15/20	7,000,000	7,516,250

		177,199,308

Electric—2.5%
Consolidated Edison, Inc. 2.749%, 3M LIBOR + 0.400%, 06/25/21 (b)	5,000,000	5,012,517

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Corp.
3.101%, 3M LIBOR + 0.650%, 03/11/22 (b)	13,500,000	$13,566,966
3.550%, 09/15/21	992,000	1,013,850
Enel Finance International NV
2.875%, 05/25/22 (144A)	9,000,000	9,068,217
4.250%, 09/14/23 (144A)	14,900,000	15,640,471
Entergy Corp. 5.125%, 09/15/20	1,000,000	1,023,812
Eversource Energy 2.750%, 03/15/22	6,100,000	6,171,229
FirstEnergy Corp.
3.900%, 07/15/27	1,300,000	1,363,538
IPALCO Enterprises, Inc. 3.450%, 07/15/20	7,653,000	7,698,832
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/19	4,192,000	4,189,310
2.921%, 3M LIBOR + 0.400%, 08/21/20 (b)	17,100,000	17,090,317
3.200%, 02/25/22	13,500,000	13,753,358
Progress Energy, Inc. 4.400%, 01/15/21	3,600,000	3,692,729
Sempra Energy 2.860%, 3M LIBOR + 0.450%, 03/15/21 (b)	17,600,000	17,526,473
Southern Co. (The) 2.350%, 07/01/21	5,812,000	5,806,024
Southern Power Co. 1.950%, 12/15/19	10,900,000	10,867,105

		133,484,748

Electronics—0.1%
Arrow Electronics, Inc. 3.250%, 09/08/24	6,150,000	6,089,012

Environmental Control—0.0%
Republic Services, Inc. 3.550%, 06/01/22	1,400,000	1,444,414

Food—1.4%
Campbell Soup Co.
2.500%, 08/02/22	3,680,000	3,669,255
2.910%, 3M LIBOR + 0.500%, 03/16/20 (b)	10,945,000	10,952,111
3.040%, 3M LIBOR + 0.630%, 03/15/21 (b)	10,233,000	10,212,315
3.650%, 03/15/23	8,200,000	8,438,982
Danone S.A.
2.077%, 11/02/21 (144A)	13,943,000	13,847,866
2.589%, 11/02/23 (144A)	3,858,000	3,877,488
General Mills, Inc. 3.141%, 3M LIBOR + 0.540%, 04/16/21 (b)	4,200,000	4,202,104
Kraft Heinz Foods Co. 2.800%, 07/02/20	1,700,000	1,702,162
Mondelez International, Inc.
3.000%, 05/07/20	7,200,000	7,228,818
3.625%, 05/07/23	11,500,000	12,055,497

		76,186,598

Healthcare-Products—0.3%
Boston Scientific Corp. 3.375%, 05/15/22	2,200,000	2,261,684
Covidien International Finance S.A. 3.200%, 06/15/22	7,670,000	7,879,825
Zimmer Biomet Holdings, Inc. 3.169%, 3M LIBOR + 0.750%, 03/19/21 (b)	3,395,000	3,391,379

		13,532,888

Home Builders—0.2%
DR Horton, Inc.
4.000%, 02/15/20	7,800,000	7,854,969
4.375%, 09/15/22	4,700,000	4,893,043

		12,748,012

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services plc 2.903%, 3M LIBOR + 0.560%, 06/24/22 (144A) (b)	10,600,000	10,563,359

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	7,400,000	7,510,376

Insurance—0.8%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A)	144	204
Ambac LSNI LLC 7.319%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	3,918,624	3,982,301
AXA Equitable Holdings, Inc. 3.900%, 04/20/23	10,000,000	10,414,658
Guardian Life Global Funding 3.400%, 04/25/23 (144A)	14,600,000	15,118,066
Jackson National Life Global Funding 2.375%, 09/15/22 (144A)	13,000,000	12,976,080
Society of Lloyd’s 4.750%, 10/30/24 (GBP)	1,600,000	2,242,864

		44,734,173

Internet—0.3%
Booking Holdings, Inc. 2.750%, 03/15/23	4,600,000	4,662,787
eBay, Inc. 2.750%, 01/30/23	12,150,000	12,211,390

		16,874,177

Lodging—0.6%
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,935,965
Marriott International, Inc.
3.600%, 04/15/24	10,500,000	10,938,880
4.150%, 12/01/23	14,100,000	14,940,129
MGM Resorts International 7.750%, 03/15/22	1,100,000	1,226,500

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A)	3,800,000	$3,790,500

		33,831,974

Media—0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	14,229,000	14,947,010
Comcast Corp. 2.649%, 3M LIBOR + 0.330%, 10/01/20 (b)	2,300,000	2,304,204
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	3,947,250
Entercom Media Corp. 7.250%, 11/01/24 (144A) (e)	4,000,000	4,215,000
Time Warner Cable LLC 4.000%, 09/01/21	1,000,000	1,026,137
Virgin Media Secured Finance plc 5.125%, 01/15/25 (GBP)	2,000,000	2,630,903

		29,070,504

Miscellaneous Manufacturing—0.3%
Textron, Inc. 3.095%, 3M LIBOR + 0.550%, 11/10/20 (b)	14,400,000	14,400,091

Oil & Gas—0.7%
BG Energy Capital plc 4.000%, 10/15/21 (144A)	1,300,000	1,343,320
BP Capital Markets America, Inc.
3.790%, 02/06/24	13,700,000	14,517,436
4.234%, 11/06/28	7,000,000	7,781,711
Continental Resources, Inc. 5.000%, 09/15/22	800,000	806,275
EQT Corp. 2.500%, 10/01/20	3,562,000	3,552,072
Marathon Oil Corp. 2.800%, 11/01/22	2,200,000	2,209,327
Petrobras Global Finance B.V. 6.125%, 01/17/22	2,715,000	2,907,466
Pioneer Natural Resources Co. 7.500%, 01/15/20	1,500,000	1,538,214
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	2,554,346	2,844,903

		37,500,724

Packaging & Containers—0.3%
WRKCo, Inc. 4.650%, 03/15/26	14,700,000	15,980,387

Pharmaceuticals—1.6%
AbbVie, Inc.
2.850%, 05/14/23	3,000,000	3,020,331
2.900%, 11/06/22	9,075,000	9,131,949
3.200%, 05/14/26	1,300,000	1,316,422
3.600%, 05/14/25	700,000	724,052

Pharmaceuticals—(Continued)
Allergan Funding SCS 3.450%, 03/15/22	4,900,000	5,001,491
Bayer U.S. Finance LLC
3.420%, 3M LIBOR + 1.010%, 12/15/23 (144A) (b)	17,400,000	17,086,301
3.875%, 12/15/23 (144A)	2,000,000	2,072,153
CVS Health Corp.
2.750%, 12/01/22	2,900,000	2,908,641
3.350%, 03/09/21	2,900,000	2,939,256
4.300%, 03/25/28	5,000,000	5,269,650
4.750%, 12/01/22	3,300,000	3,503,199
CVS Pass-Through Trust 6.943%, 01/10/30	730,570	859,193
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	13,200,000	13,179,540
2.400%, 09/23/21	1,900,000	1,896,054
Takeda Pharmaceutical Co., Ltd. 4.400%, 11/26/23 (144A)	16,400,000	17,564,519

		86,472,751

Pipelines—0.4%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	5,800,000	5,826,964
Enbridge, Inc. 3.110%, 3M LIBOR + 0.700%, 06/15/20 (b)	11,500,000	11,531,258
Sunoco Logistics Partners Operations L.P. 5.950%, 12/01/25	1,800,000	2,048,915

		19,407,137

Real Estate—0.3%
CPI Property Group S.A. 2.125%, 10/04/24 (EUR)	3,800,000	4,416,042
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 03/20/22 (144A)	1,200,000	1,223,195
3.875%, 03/20/27 (144A)	1,700,000	1,789,893
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,056,378	1,708,852
WEA Finance LLC 3.150%, 04/05/22 (144A)	4,770,000	4,847,477

		13,985,459

Real Estate Investment Trusts—3.4%
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	2,200,000	2,243,184
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	1,968,141
American Tower Corp.
3.375%, 05/15/24	16,000,000	16,451,376
3.500%, 01/31/23	1,807,000	1,864,758
Brixmor Operating Partnership L.P.
3.900%, 03/15/27	6,000,000	6,121,880
4.125%, 06/15/26	5,500,000	5,683,196
CBL & Associates L.P. 5.950%, 12/15/26	7,200,000	4,932,000

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Crown Castle International Corp. 5.250%, 01/15/23	8,831,000	$9,612,354
Digital Realty Trust L.P. 4.750%, 10/01/25	8,000,000	8,763,170
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	5,357,000
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	10,917,966
Hospitality Properties Trust 4.375%, 02/15/30	11,490,000	10,975,491
Kilroy Realty L.P. 4.750%, 12/15/28	10,000,000	11,106,695
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	9,420,622
Public Storage
2.370%, 09/15/22	2,500,000	2,513,941
3.094%, 09/15/27	15,500,000	15,836,376
Realty Income Corp. 3.875%, 04/15/25	10,700,000	11,378,353
Senior Housing Properties Trust 4.750%, 02/15/28	9,600,000	9,317,060
Simon Property Group L.P. 2.750%, 06/01/23	18,690,000	18,947,974
UDR, Inc.
3.500%, 07/01/27	1,900,000	1,949,815
4.400%, 01/26/29	3,400,000	3,713,081
Welltower, Inc. 4.250%, 04/01/26	10,300,000	10,972,635

		180,047,068

Retail—0.3%
McDonald’s Corp. 3.012%, 3M LIBOR + 0.430%, 10/28/21 (b)	14,300,000	14,308,692

Savings & Loans—0.2%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (b)	9,390,000	9,798,474

Semiconductors—0.5%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22	5,144,000	5,163,801
Broadcom, Inc.
3.125%, 04/15/21 (144A)	8,400,000	8,454,334
3.125%, 10/15/22 (144A)	1,600,000	1,608,749
Micron Technology, Inc. 4.640%, 02/06/24	9,000,000	9,380,774
NXP B.V. / NXP Funding LLC 4.625%, 06/01/23 (144A)	2,000,000	2,108,200

		26,715,858

Software—0.5%
Activision Blizzard, Inc. 2.600%, 06/15/22	4,759,000	4,797,759
CA, Inc. 3.600%, 08/01/20	3,000,000	3,019,415

Software—(Continued)
Fidelity National Information Services, Inc. 2.250%, 08/15/21	1,100,000	1,097,418
Oracle Corp. 1.900%, 09/15/21	6,000,000	5,966,736
VMware, Inc. 2.300%, 08/21/20	13,600,000	13,561,222

		28,442,550

Telecommunications—1.5%
Altice France S.A. 6.250%, 05/15/24 (144A)	2,160,000	2,224,800
AT&T, Inc.
3.247%, 3M LIBOR + 0.650%, 01/15/20 (b)	11,900,000	11,929,429
3.270%, 3M LIBOR + 0.750%, 06/01/21 (b)	16,900,000	16,983,578
3.400%, 06/15/22	1,800,000	1,848,380
3.547%, 3M LIBOR + 0.950%, 07/15/21 (b)	14,900,000	15,030,016
3.616%, 3M LIBOR + 1.180%, 06/12/24 (b)	14,200,000	14,378,536
Deutsche Telekom International Finance B.V. 2.820%, 01/19/22 (144A)	700,000	706,136
Verizon Communications, Inc.
3.376%, 02/15/25	16,266,000	16,973,617
3.410%, 3M LIBOR + 1.000%, 03/16/22 (b)	1,900,000	1,928,690

		82,003,182

Trucking & Leasing—0.3%
Aviation Capital Group LLC
2.875%, 01/20/22 (144A)	4,480,000	4,510,508
4.125%, 08/01/25 (144A)	11,500,000	11,968,426
Avolon Holdings Funding, Ltd. 5.500%, 01/15/23 (144A)	1,600,000	1,705,760
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.375%, 02/01/22 (144A)	600,000	611,491

		18,796,185

Total Corporate Bonds & Notes (Cost $2,530,032,528)		2,580,702,600

Asset-Backed Securities—15.1%

Asset-Backed - Automobile—1.8%
Ally Auto Receivables Trust 2.720%, 05/17/21	9,424,061	9,430,504
Ally Master Owner Trust 2.714%, 1M LIBOR + 0.320%, 07/15/22 (b)	17,200,000	17,205,896
AmeriCredit Automobile Receivables Trust 2.612%, 1M LIBOR + 0.230%, 07/19/21 (b)	2,028,716	2,028,460
Chesapeake Funding II LLC
2.695%, 08/15/30 (144A)	15,261,873	15,247,246
3.230%, 08/15/30 (144A)	10,204,160	10,338,250
Credit Acceptance Auto Loan Trust 3.470%, 05/17/27 (144A)	11,500,000	11,666,240
GM Financial Consumer Automobile Receivables Trust 2.740%, 07/16/21	10,894,728	10,908,321

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
OneMain Direct Auto Receivables Trust 3.430%, 12/16/24 (144A)	14,400,000	$14,601,043
Westlake Automobile Receivables Trust 2.980%, 01/18/22 (144A)	6,745,794	6,762,803

		98,188,763

Asset-Backed - Credit Card—0.2%
Chase Issuance Trust 2.694%, 1M LIBOR + 0.300%, 01/15/22 (b)	12,000,000	12,013,781

Asset-Backed - Home Equity—1.9%
Accredited Mortgage Loan Trust 2.984%, 1M LIBOR + 0.580%, 07/25/34 (b)	9,526,444	9,430,672
ACE Securities Corp. Home Equity Loan Trust
2.554%, 1M LIBOR + 0.150%, 04/25/36 (b)	5,598,546	5,506,687
2.554%, 1M LIBOR + 0.150%, 07/25/36 (b)	9,045,864	4,309,148
Asset-Backed Funding Certificates Trust 3.104%, 1M LIBOR + 0.700%, 06/25/34 (b)	1,835,953	1,826,914
Asset-Backed Securities Corp. Home Equity Loan Trust
2.484%, 1M LIBOR + 0.080%, 05/25/37 (b)	24,298	17,139
2.854%, 1M LIBOR + 0.450%, 11/25/35 (b)	1,987,594	1,993,981
Bear Stearns Asset-Backed Securities I Trust
2.654%, 1M LIBOR + 0.250%, 04/25/37 (b)	13,510,838	14,326,702
3.120%, 1M LIBOR + 0.460%, 02/25/36 (b)	1,000,000	987,190
3.204%, 1M LIBOR + 0.800%, 10/27/32 (b)	15,640	15,299
3.404%, 1M LIBOR + 1.000%, 10/25/37 (b)	2,546,410	2,558,724
3.409%, 1M LIBOR + 1.005%, 06/25/35 (b)	7,340,350	7,341,564
Citigroup Mortgage Loan Trust
2.564%, 1M LIBOR + 0.160%, 12/25/36 (144A) (b)	8,317,063	5,598,991
2.574%, 1M LIBOR + 0.170%, 05/25/37 (b)	4,031,079	4,011,548
HSI Asset Securitization Corp. Trust
2.574%, 1M LIBOR + 0.170%, 12/25/36 (b)	10,119,008	4,032,902
IXIS Real Estate Capital Trust 3.349%, 1M LIBOR + 0.945%, 02/25/35 (b)	2,570,344	2,546,998
MASTR Asset-Backed Securities Trust
2.454%, 1M LIBOR + 0.050%, 08/25/36 (b)	5,892,244	2,780,829
2.574%, 1M LIBOR + 0.170%, 10/25/36 (b)	4,624,923	4,545,258
Merrill Lynch Mortgage Investors Trust 3.154%, 1M LIBOR + 0.750%, 06/25/36 (b)	936,858	941,005
Morgan Stanley ABS Capital I, Inc. Trust
2.464%, 1M LIBOR + 0.060%, 05/25/37 (b)	159,412	141,361
2.554%, 1M LIBOR + 0.150%, 06/25/36 (b)	250,333	204,536
NovaStar Mortgage Funding Trust 2.604%, 1M LIBOR + 0.200%, 09/25/37 (b)	7,090,672	6,888,750
Option One Mortgage Corp. Asset-Backed Certificates 3.044%, 1M LIBOR + 0.640%, 08/25/33 (b)	11,656	11,516
Option One Mortgage Loan Trust 2.544%, 1M LIBOR + 0.140%, 01/25/37 (b)	6,060,643	4,514,922
Renaissance Home Equity Loan Trust 3.284%, 1M LIBOR + 0.880%, 08/25/33 (b)	92,216	92,390
Residential Asset Securities Corp. Trust
2.554%, 1M LIBOR + 0.150%, 07/25/36 (b)	5,823,644	5,522,637
2.684%, 1M LIBOR + 0.280%, 06/25/36 (b)	6,000,000	5,948,560
2.984%, 1M LIBOR + 0.580%, 06/25/33 (b)	796,963	740,364
3.169%, 1M LIBOR + 0.765%, 03/25/34 (b)	1,420,536	1,426,963

Asset-Backed - Home Equity—(Continued)
Soundview Home Loan Trust 2.584%, 1M LIBOR + 0.180%, 05/25/36 (b)	2,666,087	2,662,876

		100,926,426

Asset-Backed - Manufactured Housing—0.0%
Conseco Finance Corp. 6.220%, 03/01/30	16,434	17,099
Mid-State Trust 7.791%, 03/15/38	82,725	92,033

		109,132

Asset-Backed - Other—10.5%
Allegro CLO, Ltd. 3.803%, 3M LIBOR + 1.220%, 01/30/26 (144A) (b)	3,572,148	3,572,484
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.184%, 1M LIBOR + 0.780%, 05/25/34 (b)	3,695,055	3,711,524
Apex Credit CLO, Ltd. 3.632%, 3M LIBOR + 1.050%, 10/27/28 (144A) (b)	13,600,000	13,618,646
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.784%, 1M LIBOR + 0.380%, 02/25/36 (b)	5,547,275	4,498,201
Avery Point CLO, Ltd. 3.721%, 3M LIBOR + 1.120%, 01/18/25 (144A) (b)	5,026,733	5,033,021
B&M CLO, Ltd. 3.331%, 3M LIBOR + 0.730%, 04/16/26 (144A) (b)	3,593,563	3,589,111
Brookside Mill CLO, Ltd. 3.408%, 3M LIBOR + 0.820%, 01/17/28 (144A) (b)	11,295,000	11,234,560
Catamaran CLO, Ltd. 4.001%, 3M LIBOR + 1.400%, 10/18/26 (144A) (b)	6,591,899	6,599,058
CIFC Funding, Ltd.
3.377%, 3M LIBOR + 0.780%, 04/15/27 (144A) (b)	15,300,000	15,257,619
3.440%, 3M LIBOR + 0.860%, 10/25/27 (144A) (b)	16,200,000	16,135,362
Countrywide Asset-Backed Certificates
2.544%, 1M LIBOR + 0.140%, 07/25/37 (b)	10,347,297	9,350,197
2.544%, 1M LIBOR + 0.140%, 04/25/47 (b)	3,776,662	3,683,766
2.554%, 1M LIBOR + 0.150%, 05/25/37 (b)	982,022	972,984
2.554%, 1M LIBOR + 0.150%, 06/25/47 (b)	319,335	317,070
2.624%, 1M LIBOR + 0.220%, 09/25/37 (b)	5,655,838	4,693,082
2.684%, 1M LIBOR + 0.280%, 09/25/36 (b)	5,775,300	5,774,505
2.964%, 1M LIBOR + 0.560%, 12/25/35 (b)	283,054	283,239
4.651%, 10/25/46 (b)	4,216,189	4,113,908
4.758%, 10/25/32 (b)	8,718,509	7,921,537
CVP Cascade CLO-1, Ltd. 3.751%, 3M LIBOR + 1.150%, 01/16/26 (144A) (b)	5,152,120	5,152,650
CWABS Asset-Backed Certificates Trust
2.544%, 1M LIBOR + 0.140%, 02/25/37 (b)	3,848,547	3,631,008
2.554%, 1M LIBOR + 0.150%, 09/25/46 (b)	3,590,689	3,545,713
2.554%, 1M LIBOR + 0.150%, 03/25/47 (b)	1,431,441	1,406,608
3.104%, 1M LIBOR + 0.700%, 11/25/35 (b)	10,000,000	10,033,992
Dorchester Park CLO DAC 3.492%, 3M LIBOR + 0.900%, 04/20/28 (144A) (b)	9,500,000	9,490,481
Figueroa CLO, Ltd.
3.237%, 3M LIBOR + 0.850%, 06/20/27 (144A) (b)	14,300,000	14,259,374
3.497%, 3M LIBOR + 0.900%, 01/15/27 (144A) (b)	13,886,974	13,862,463

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
First Franklin Mortgage Loan Trust
2.544%, 1M LIBOR + 0.140%, 12/25/36 (b)	6,252,946	$3,626,117
2.764%, 1M LIBOR + 0.360%, 10/25/35 (b)	4,674,338	4,660,586
3.829%, 1M LIBOR + 1.425%, 10/25/34 (b)	4,082,697	4,069,762
Flagship CLO, Ltd. 3.451%, 3M LIBOR + 0.850%, 01/16/26 (144A) (b)	10,221,034	10,196,330
Flagship, Ltd. 3.712%, 3M LIBOR + 1.120%, 01/20/26 (144A) (b)	2,541,841	2,541,175
Gallatin CLO, Ltd. 3.642%, 3M LIBOR + 1.050%, 01/21/28 (144A) (b)	13,850,000	13,826,912
GSAMP Trust
2.574%, 1M LIBOR + 0.170%, 12/25/36 (b)	3,020,148	1,781,053
2.794%, 1M LIBOR + 0.390%, 01/25/36 (b)	14,600,000	14,566,435
3.724%, 1M LIBOR + 1.320%, 12/25/34 (b)	6,306,012	5,029,139
Home Equity Loan Trust 2.634%, 1M LIBOR + 0.230%, 04/25/37 (b)	16,100,000	14,655,044
Home Equity Mortgage Loan Asset-Backed Trust 2.624%, 1M LIBOR + 0.220%, 04/25/37 (b)	3,246,343	2,566,299
Jamestown CLO, Ltd. 3.808%, 3M LIBOR + 1.220%, 01/17/27 (144A) (b)	15,864,679	15,860,142
JMP Credit Advisors CLO IIIR, Ltd. 3.438%, 3M LIBOR + 0.850%, 01/17/28 (144A) (b)	14,900,000	14,816,545
JPMorgan Mortgage Acquisition Trust 2.544%, 1M LIBOR + 0.140%, 03/25/47 (b)	592,548	592,107
Lehman XS Trust 3.204%, 1M LIBOR + 0.800%, 10/25/35 (b)	2,038,640	2,027,971
LoanCore Issuer, Ltd. 3.524%, 1M LIBOR + 1.130%, 05/15/28 (144A) (b)	14,300,000	14,326,731
Long Beach Mortgage Loan Trust
2.924%, 1M LIBOR + 0.520%, 08/25/45 (b)	755,435	738,593
3.184%, 1M LIBOR + 0.780%, 08/25/35 (b)	10,000,000	9,928,119
Loomis Sayles CLO , Ltd. 3.497%, 3M LIBOR + 0.900%, 04/15/28 (144A) (b)	11,800,000	11,700,502
Marathon CLO, Ltd. 3.392%, 3M LIBOR + 0.870%, 11/21/27 (144A) (b)	14,700,000	14,597,291
Monarch Grove CLO 3.460%, 3M LIBOR + 0.880%, 01/25/28 (144A) (b)	8,800,000	8,733,815
Morgan Stanley ABS Capital I, Inc. Trust
2.529%, 1M LIBOR + 0.125%, 07/25/36 (b)	4,492,633	3,905,581
2.714%, 1M LIBOR + 0.310%, 12/25/35 (b)	2,653,937	2,637,110
3.364%, 1M LIBOR + 0.960%, 06/25/35 (b)	756,984	758,514
OCP CLO, Ltd.
3.397%, 3M LIBOR + 0.800%, 07/15/27 (144A) (b)	5,400,000	5,398,996
Octagon Investment Partners, Ltd. 3.447%, 3M LIBOR + 0.850%, 07/15/27 (144A) (b)	8,800,000	8,780,288
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.894%, 1M LIBOR + 0.490%, 09/25/35 (b)	5,000,000	4,813,237
3.454%, 1M LIBOR + 1.050%, 10/25/34 (b)	5,800,000	5,889,360
4.204%, 1M LIBOR + 1.800%, 12/25/34 (b)	4,636,570	4,718,713
Residential Asset Securities Corp. Trust 2.564%, 1M LIBOR + 0.160%, 11/25/36 (b)	4,731,398	4,533,895
Saxon Asset Securities Trust 2.804%, 1M LIBOR + 0.400%, 09/25/47 (b)	2,530,000	2,403,630
Securitized Asset-Backed Receivables LLC Trust 2.654%, 1M LIBOR + 0.250%, 05/25/36 (b)	8,926,518	5,776,194

Asset-Backed - Other—(Continued)
SoFi Consumer Loan Program Trust 2.550%, 02/25/27 (144A)	1,935,391	1,934,447
Soundview Home Loan Trust
2.514%, 1M LIBOR + 0.110%, 02/25/37 (b)	2,407,349	900,040
3.364%, 1M LIBOR + 0.960%, 05/25/35 (b)	2,400,000	2,405,107
Specialty Underwriting & Residential Finance Trust 2.674%, 1M LIBOR + 0.270%, 04/25/37 (b)	4,878,956	3,032,079
Structured Asset Investment Loan Trust
2.554%, 1M LIBOR + 0.150%, 09/25/36 (b)	3,853,606	3,696,693
2.824%, 1M LIBOR + 0.420%, 11/25/35 (b)	7,700,000	7,620,348
3.139%, 1M LIBOR + 0.735%, 08/25/35 (b)	2,101,682	2,104,745
Structured Asset Securities Corp. Mortgage Loan Trust 3.304%, 1M LIBOR + 0.900%, 08/25/37 (b)	446,582	448,773
Sudbury Mill CLO, Ltd.
3.738%, 3M LIBOR + 1.150%, 01/17/26 (144A) (b)	6,720,978	6,735,226
3.758%, 3M LIBOR + 1.170%, 01/17/26 (144A) (b)	5,712,831	5,688,237
Symphony CLO, Ltd.
3.477%, 3M LIBOR + 0.880%, 04/15/28 (144A) (b)	2,800,000	2,795,867
3.627%, 3M LIBOR + 1.030%, 10/15/25 (144A) (b)	12,141,035	12,141,108
Telos CLO, Ltd. 3.538%, 3M LIBOR + 0.950%, 04/17/28 (144A) (b)	17,400,000	17,339,657
TICP CLO III-2, Ltd. 3.432%, 3M LIBOR + 0.840%, 04/20/28 (144A) (b)	11,700,000	11,622,920
Tralee CLO, Ltd. 3.702%, 3M LIBOR + 1.110%, 10/20/28 (144A) (b)	6,200,000	6,193,254
U.S. Small Business Administration 6.220%, 12/01/28	1,440,262	1,584,889
Upstart Securitization Trust 4.997%, 08/20/25 (144A)	5,700,000	5,782,722
Venture CLO, Ltd.
3.183%, 3M LIBOR + 0.880%, 04/15/27 (144A) (b)	15,500,000	15,455,035
3.417%, 3M LIBOR + 0.820%, 04/15/27 (144A) (b)	11,900,000	11,878,925
Venture XVI CLO, Ltd. 3.447%, 3M LIBOR + 0.850%, 01/15/28 (144A) (b)	11,900,000	11,863,193
Voya CLO, Ltd. 3.300%, 3M LIBOR + 0.720%, 07/25/26 (144A) (b)	6,480,819	6,463,729
Wells Fargo Home Equity Asset-Backed Securities Trust 2.884%, 1M LIBOR + 0.480%, 12/25/35 (b)	20,861,000	20,944,292

		560,829,635

Asset-Backed - Student Loan—0.7%
Navient Private Education Loan Trust 2.744%, 1M LIBOR + 0.350%, 12/15/59 (144A) (b)	4,579,027	4,576,340
Navient Private Education Refi Loan Trust 3.010%, 06/16/42 (144A)	9,469,450	9,540,155
Nelnet Student Loan Trust
4.171%, 3M LIBOR + 1.650%, 11/25/24 (b)	1,560,045	1,559,842
SoFi Professional Loan Program LLC
1.550%, 03/26/40 (144A)	961,188	959,202
3.020%, 02/25/40 (144A)	5,872,943	5,934,999
SoFi Professional Loan Program Trust 2.640%, 08/25/47 (144A)	10,026,711	10,049,302

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
Utah State Board of Regents 3.154%, 1M LIBOR + 0.750%, 01/25/57 (b)	6,513,543	$6,513,738

		39,133,578

Total Asset-Backed Securities (Cost $770,887,307)		811,201,315

Foreign Government—7.4%

Municipal—0.2%
Autonomous Community of Catalonia 4.950%, 02/11/20 (EUR)	10,000,000	11,677,678

Provincial—0.9%
Province of Ontario Canada
3.150%, 06/02/22 (CAD)	9,300,000	7,396,396
4.000%, 06/02/21 (CAD)	31,100,000	24,795,930
Province of Quebec Canada
3.500%, 12/01/22 (CAD)	3,300,000	2,667,392
4.250%, 12/01/21 (CAD)	15,200,000	12,307,757

		47,167,475

Regional Government—0.3%
Japan Finance Organization for Municipalities 3.375%, 09/27/23 (144A)	14,000,000	14,596,010

Sovereign—6.0%
Brazil Letras do Tesouro Nacional
6.257%, 04/01/20 (BRL)	538,450,000	134,253,458
6.264%, 01/01/20 (BRL)	171,950,000	43,444,226
Japan Bank for International Cooperation 2.875%, 07/21/27	11,200,000	11,608,530
Kuwait International Government Bond 2.750%, 03/20/22 (144A)	12,000,000	12,161,544
Qatar Government International Bonds
4.500%, 04/23/28 (144A)	15,500,000	17,332,813
5.103%, 04/23/48 (144A)	1,500,000	1,786,875
Spain Government Bond
0.600%, 10/31/29 (144A) (EUR)	34,700,000	40,042,608
1.400%, 07/30/28 (144A) (EUR)	26,400,000	32,911,338
1.450%, 04/30/29 (144A) (EUR)	14,900,000	18,661,402
1.850%, 07/30/35 (144A) (EUR)	9,100,000	11,836,943

		324,039,737

Total Foreign Government (Cost $402,793,405)		397,480,900

Mortgage-Backed Securities—5.5%

Collateralized Mortgage Obligations—4.1%
Adjustable Rate Mortgage Trust 4.160%, 11/25/35 (b)	261,209	236,483
Alternative Loan Trust
2.564%, 1M LIBOR + 0.160%, 12/25/46 (b)	295,964	296,227

Collateralized Mortgage Obligations—(Continued)
Alternative Loan Trust
5.500%, 02/25/36	2,850,013	2,580,100
6.000%, 1M LIBOR + 6.000%, 08/25/36 (b)	3,609,450	3,752,916
6.000%, 04/25/37	3,429,546	2,586,922
Alternative Loan Trust Resecuritization 4.485%, 03/25/47 (b)	328,488	330,145
American Home Mortgage Investment Trust 4.544%, 6M LIBOR + 2.000%, 02/25/45 (b)	591,766	604,710
Banc of America Alternative Loan Trust
11.650%, -2.2x 1M LIBOR + 16.940%, 09/25/35 (b)	2,608,188	3,189,561
18.782%, -4x 1M LIBOR + 28.400%, 11/25/46 (b)	1,111,510	1,533,040
Banc of America Funding Trust
4.648%, 01/20/47 (b)	149,617	144,687
4.753%, 02/20/36 (b)	1,407,941	1,405,447
4.793%, 05/25/35 (b)	607,316	641,243
Banc of America Mortgage Trust 6.000%, 05/25/37	8,481,239	7,717,650
BCAP LLC Trust
2.614%, 1M LIBOR + 0.210%, 05/25/47 (b)	8,762,107	8,101,753
5.250%, 02/26/36 (144A) (b)	3,318,191	2,472,262
5.250%, 08/26/37 (144A) (b)	2,411,167	2,457,298
Bear Stearns Adjustable Rate Mortgage Trust
4.436%, 02/25/33 (b)	6,500	6,135
4.795%, 10/25/35 (b)	1,778,091	1,810,436
Bear Stearns ALT-A Trust
3.244%, 1M LIBOR + 0.840%, 11/25/34 (b)	11,914	11,913
3.987%, 11/25/36 (b)	1,952,639	1,624,344
4.110%, 11/25/36 (b)	2,905,457	2,681,358
4.294%, 09/25/35 (b)	672,758	562,637
4.388%, 05/25/36 (b)	1,758,530	1,257,215
4.625%, 05/25/35 (b)	832,245	844,037
Bear Stearns Structured Products, Inc. Trust
3.801%, 12/26/46 (b)	626,355	539,972
4.284%, 01/26/36 (b)	787,165	695,690
Chase Mortgage Finance Trust
4.131%, 09/25/36 (b)	2,025,783	1,892,708
4.206%, 12/25/35 (b)	1,645,553	1,582,612
4.239%, 03/25/37 (b)	1,190,302	1,190,917
Chevy Chase Funding LLC Mortgage-Backed Certificate 2.654%, 1M LIBOR + 0.250%, 08/25/35 (144A) (b)	25,964	26,022
CHL Mortgage Pass-Through Trust 2.604%, 1M LIBOR + 0.200%, 04/25/46 (b)	2,132,634	1,984,252
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	1,750,333	1,736,503
Citigroup Mortgage Loan Trust
3.648%, 10/25/46 (b)	1,215,094	1,103,687
4.550%, 1Y H15 + 2.150%, 09/25/35 (b)	274,859	281,159
4.680%, 1Y H15 + 2.100%, 09/25/35 (b)	978,039	1,000,488
4.820%, 1Y H15 + 2.400%, 10/25/35 (b)	1,294,561	1,327,486
Countrywide Alternative Loan Trust
2.596%, -1x 1M LIBOR + 5.000%, 05/25/35 (b) (c)	1,056,356	92,019
2.664%, 1M LIBOR + 0.260%, 06/25/46 (b)	6,420,266	5,681,244
6.000%, 03/25/35	12,239,603	11,662,224
6.000%, 07/25/37	5,224,954	3,690,003
Countrywide Home Loan Mortgage Pass-Through Trust
3.044%, 1M LIBOR + 0.640%, 03/25/35 (b)	417,471	425,502

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Loan Mortgage Pass-Through Trust
3.844%, 09/20/36 (b)	2,338,390	$2,038,011
5.750%, 06/25/37	1,591,678	1,342,838
Countrywide Home Reperforming Loan REMIC Trust 2.744%, 1M LIBOR + 0.340%, 06/25/35 (144A) (b)	1,312,810	1,258,542
Credit Suisse First Boston Mortgage Securities Corp.
3.133%, 03/25/32 (144A) (b)	46,448	45,034
6.000%, 11/25/35	1,602,109	1,346,657
Downey Savings & Loan Association Mortgage Loan Trust 4.498%, 07/19/44 (b)	373,664	385,152
First Horizon Alternative Mortgage Securities Trust 2.296%, 1M LIBOR + 4.700%, 01/25/36 (b) (c)	21,818,258	3,117,454
First Horizon Mortgage Pass-Through Trust 4.518%, 08/25/35 (b)	128,227	106,539
GreenPoint Mortgage Funding Trust 2.579%, 1M LIBOR + 0.175%, 12/25/46 (b)	1,041,425	1,068,578
GreenPoint MTA Trust 2.844%, 1M LIBOR + 0.440%, 06/25/45 (b)	47,463	44,840
GSR Mortgage Loan Trust
4.180%, 04/25/36 (b)	1,512,014	1,350,740
4.396%, 01/25/36 (b)	3,549,896	3,599,187
4.500%, 09/25/35 (b)	20,655	21,196
6.000%, 03/25/32	94	99
HarborView Mortgage Loan Trust 2.830%, 1M LIBOR + 0.440%, 05/19/35 (b)	694,500	671,450
Holmes Master Issuer plc 2.957%, 3M LIBOR + 0.360%, 10/15/54 (144A) (b)	10,097,143	10,084,986
IndyMac ARM Trust
3.902%, 01/25/32 (b)	12,040	12,027
3.909%, 01/25/32 (b)	449	431
IndyMac INDX Mortgage Loan Trust
2.524%, 1M LIBOR + 0.120%, 07/25/36 (b)	4,021,137	3,696,658
2.614%, 1M LIBOR + 0.210%, 05/25/46 (b)	5,607,556	5,458,016
JP Morgan Alternative Loan Trust 2.584%, 1M LIBOR + 0.180%, 05/25/36 (b)	1,723,314	1,563,138
JPMorgan Mortgage Trust
4.441%, 07/25/35 (b)	1,051,229	1,064,124
5.750%, 01/25/36	274,097	215,974
Lehman Mortgage Trust 3.004%, 1M LIBOR + 0.600%, 08/25/36 (b)	6,317,982	4,781,119
MASTR Alternative Loan Trust
2.804%, 1M LIBOR + 0.400%, 03/25/36 (b)	625,677	117,694
6.500%, 02/25/35	5,587,282	6,656,737
MASTR Asset Securitization Trust 6.000%, 06/25/36	401,235	385,898
Merrill Lynch Alternative Note Asset Trust 2.584%, 1M LIBOR + 0.180%, 04/25/37 (b)	275,277	275,911
Merrill Lynch Mortgage Investors Trust
2.654%, 1M LIBOR + 0.250%, 11/25/35 (b)	14,386	14,218
2.784%, 1M LIBOR + 0.380%, 08/25/35 (b)	1,834,333	1,839,168
Morgan Stanley Re-REMIC Trust 3.333%, 03/26/37 (144A) (m)	2,557,950	2,341,722
MortgageIT Mortgage Loan Trust 2.634%, 1M LIBOR + 0.230%, 04/25/36 (b)	4,240,811	4,058,629
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476%, 05/25/35 (m)	1,020,686	757,646

Collateralized Mortgage Obligations—(Continued)
OBX Trust 3.054%, 1M LIBOR + 0.650%, 06/25/57 (144A) (b)	3,873,095	3,852,118
RBSSP Resecuritization Trust
2.910%, 1M LIBOR + 0.240%, 06/27/36 (144A) (b)	7,900,120	7,472,813
4.560%, 1M LIBOR + 0.150%, 01/26/36 (144A) (b)	937,420	943,197
Residential Asset Securitization Trust 6.000%, 06/25/36	3,377,088	2,344,711
Sequoia Mortgage Trust
2.733%, 1M LIBOR + 0.350%, 07/20/33 (b)	156,118	152,950
3.030%, 1M LIBOR + 0.640%, 04/19/27 (b)	539,024	530,448
Structured Adjustable Rate Mortgage Loan Trust
4.054%, 01/25/35 (b)	777,326	781,669
4.330%, 08/25/35 (b)	100,755	102,084
4.489%, 04/25/35 (b)	4,028,375	3,864,573
Structured Asset Mortgage Investments II Trust
2.640%, 1M LIBOR + 0.250%, 07/19/35 (b)	541,020	535,129
Towd Point Mortgage Funding plc 1.855%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (GBP)	32,000,000	40,692,183
WaMu Mortgage Pass-Through Certificates Trust
2.904%, 1M LIBOR + 0.500%, 02/25/45 (b)	7,685,063	7,582,847
3.904%, 12M MTA + 1.400%, 06/25/42 (b)	78,905	77,869
Wells Fargo Mortgage-Backed Securities Trust
4.687%, 09/25/33 (b)	218,419	226,074
4.760%, 10/25/36 (b)	805,591	810,339
4.859%, 04/25/36 (b)	394,719	399,130
4.991%, 03/25/36 (b)	4,334,791	4,372,877
5.008%, 07/25/36 (b)	3,407,874	3,465,730
5.750%, 03/25/36	1,411,837	1,398,633

		221,086,794

Commercial Mortgage-Backed Securities—1.4%
Bancorp Commercial Mortgage Trust 3.294%, 1M LIBOR + 0.900%, 09/15/35 (144A) (b)	4,066,098	4,056,694
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,900,000	2,993,912
DBGS Mortgage Trust 3.843%, 04/10/37 (144A)	11,950,000	12,830,333
GPT Mortgage Trust 3.407%, 1M LIBOR + 1.013%, 06/15/35 (144A) (b)	2,358,371	2,353,914
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,936,399
GS Mortgage Securities Trust
3.278%, 11/10/49 (b)	2,500,000	2,601,978
3.722%, 10/10/49 (144A) (b)	13,346,000	13,541,844
JP Morgan Chase Commercial Mortgage Securities Trust 3.394%, 1M LIBOR + 1.000%, 06/15/32 (144A) (b)	16,882,687	16,898,331
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	10,000,000	10,200,015

		74,413,420

Total Mortgage-Backed Securities (Cost $287,227,940)		295,500,214

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Municipals—0.4%

Security Description	Principal Amount*	Value
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	175,000	$183,974
City of Chicago General Obligation Unlimited 7.750%, 01/01/42	1,939,000	2,189,693
New Jersey Economic Development Authority, Revenue Bond Zero Coupon, 02/15/22	6,140,000	5,745,812
State of Illinois General Obligation Unlimited, Build America Bond 6.725%, 04/01/35	5,720,000	6,610,490
Tobacco Settlement Finance Authority 7.467%, 06/01/47	6,695,000	6,754,585

Total Municipals (Cost $20,166,156)		21,484,554

Floating Rate Loan (n)—0.1%

Media—0.1%
CSC Holdings LLC Term Loan B, 4.890%, 1M LIBOR + 2.500%, 01/25/26 (Cost $5,323,932)	5,346,000	5,293,182

Short-Term Investments—3.0%

Foreign Government—2.7%
Japan Treasury Bill Zero Coupon, 08/26/19 (JPY) (k)	15,610,000,000	144,816,908

Repurchase Agreements—0.3%
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $8,501,842; collateralized by U.S. Treasury Note at 2.600%, maturing 08/15/25, with a market value of $8,612,348.	8,500,000	8,500,000
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $5,104,782; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $5,209,359.	5,104,272	5,104,272

		13,604,272

Total Short-Term Investments (Cost $157,691,967)		158,421,180

Total Purchased Options—0.0% (o) (Cost $366,504)		25,089

Total Investments—154.0% (Cost $8,120,160,995)		8,265,298,943
Other assets and liabilities (net)—(54.0)%		(2,899,134,269)

Net Assets—100.0%		$5,366,164,674

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of this security has been transferred in a secured-borrowing transaction. (See Note 2 of the Notes to Financial Statements)
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2019, the value of securities pledged amounted to $442,349,395.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2019, the market value of securities pledged was $22,324,733.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2019, the market value of securities pledged was $43,991,691.
(i)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of June 30, 2019, the market value of securities pledged was $10,948,126.
(j)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2019, the value of securities pledged amounted to $345,424.
(k)	The rate shown represents current yield to maturity.
(l)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(m)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(n)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $1,368,699,234, which is 25.5% of net assets.

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank plc	1.950%	06/05/19	06/04/21	USD	3,704,000	$3,704,000
Deutsche Bank Securities, Inc.	2.570%	06/18/19	07/18/19	USD	8,330,000	8,330,000
Deutsche Bank Securities, Inc.	2.610%	06/04/19	07/05/19	USD	84,730,750	84,730,750
Deutsche Bank Securities, Inc.	2.580%	06/27/19	07/09/19	USD	152,187,375	152,187,375
J.P. Morgan Securities LLC	2.560%	06/13/19	07/09/19	USD	165,566,125	165,566,125
J.P. Morgan Securities LLC	2.580%	06/06/19	08/06/19	USD	16,320,000	16,320,000

Total						$430,838,250

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 30 Yr. Pool	5.000%	TBA	$(61,500,000)	$(64,968,984)	$(64,974,624)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	5,584,000	CBNA	07/02/19	USD	3,838,678	$81,569
CAD	23,353,000	BBP	07/02/19	USD	17,235,450	597,393
CAD	45,429,000	JPMC	07/02/19	USD	33,899,195	791,347
CAD	54,588,000	JPMC	07/02/19	USD	40,797,170	887,378
EUR	3,803,000	BNP	08/15/19	USD	4,306,292	33,432
EUR	1,298,000	BBP	08/15/19	USD	1,457,296	23,893
EUR	945,000	CBNA	08/15/19	USD	1,066,995	11,374
EUR	9,396,000	JPMC	08/15/19	USD	10,531,104	190,969
GBP	794,000	BNP	08/15/19	USD	1,010,833	(382)
GBP	3,609,000	BNP	08/15/19	USD	4,580,813	12,027
GBP	6,330,000	CBNA	08/15/19	USD	8,042,853	12,751
GBP	12,473,000	CBNA	08/15/19	USD	15,861,378	11,852
GBP	53,642,000	CBNA	08/15/19	USD	68,064,521	200,676
GBP	37,995,000	JPMC	08/15/19	USD	49,709,083	(1,356,371)
JPY	6,577,400,000	BNP	08/15/19	USD	60,406,208	800,648
JPY	6,945,700,000	JPMC	08/15/19	USD	64,683,693	(49,574)
JPY	8,658,300,000	JPMC	08/15/19	USD	80,568,917	2,025
MXN	220,517,122	BNP	08/14/19	USD	11,245,308	162,897
MXN	1,287,000	UBSA	10/09/19	USD	65,909	54
MXN	1,287,000	GSBU	10/16/19	USD	65,812	75
MYR	1,437,265	UBSA	09/18/19	USD	345,812	1,538
RUB	20,001,022	BNP	08/15/19	USD	306,311	8,000

Contracts to Deliver
AUD	5,959,000	CBNA	07/02/19	USD	4,125,300	$(58,216)
AUD	3,138,000	JPMC	07/02/19	USD	2,165,858	(37,175)
BRL	62,500,000	BNP	01/03/20	USD	16,306,617	302,499
BRL	109,450,000	JPMC	01/03/20	USD	26,327,817	(1,698,593)
BRL	285,500,000	BNP	04/02/20	USD	69,316,306	(3,213,735)
BRL	143,500,000	CBNA	04/02/20	USD	34,820,800	(1,634,754)
BRL	109,450,000	JPMC	04/02/20	USD	25,997,625	(1,807,675)
CAD	61,203,000	BNP	07/02/19	USD	45,954,657	(781,245)
CAD	43,195,000	BNP	07/02/19	USD	32,222,686	(761,927)
CAD	22,296,000	BNP	07/02/19	USD	16,730,706	(294,990)

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	60,198,748	JPMC	07/02/19	USD	44,889,623	$(1,079,411)
CAD	63,522,748	CBNA	08/02/19	USD	48,556,068	13,173
EUR	5,265,000	BNP	08/15/19	USD	5,974,616	(33,442)
EUR	14,170,000	CBNA	08/15/19	USD	15,966,332	(203,504)
EUR	10,103,000	CBNA	08/15/19	USD	11,548,816	19,962
EUR	3,630,000	CBNA	08/15/19	USD	4,085,649	(56,660)
EUR	2,081,000	CBNA	08/15/19	USD	2,361,360	(13,335)
EUR	34,504,000	JPMC	08/15/19	USD	38,786,957	(586,651)
EUR	77,090,000	UBSA	08/15/19	USD	87,232,654	(737,189)
GBP	49,340,000	BNP	08/15/19	USD	63,578,601	788,161
GBP	26,878,000	CBNA	08/15/19	USD	34,423,727	218,590
GBP	25,623,000	CBNA	08/15/19	USD	33,138,920	530,905
GBP	18,838,000	CBNA	08/15/19	USD	24,027,189	53,814
GBP	16,238,000	CBNA	08/15/19	USD	20,661,540	(3,056)
GBP	33,452,000	JPMC	08/15/19	USD	42,878,198	306,941
GBP	19,975,000	JPMC	08/15/19	USD	26,125,095	704,765
JPY	2,310,500,000	CBNA	08/15/19	USD	21,214,829	(285,831)
JPY	5,335,900,000	JPMC	08/15/19	USD	49,021,571	(632,344)
JPY	15,610,000,000	UBSA	08/26/19	USD	143,732,534	(1,637,080)
KRW	167,742,730	BNP	09/18/19	USD	141,483	(4,139)
MXN	220,517,122	CBNA	08/14/19	USD	11,219,847	(188,358)
MXN	1,287,000	JPMC	08/14/19	USD	64,864	(1,717)
MXN	1,287,000	BBP	10/09/19	USD	65,709	(254)
MXN	1,287,000	UBSA	10/16/19	USD	65,835	(52)
SEK	1,040,000	SG	08/15/19	USD	109,165	(3,192)

Net Unrealized Depreciation						$(10,392,144)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-BTP Futures, Strike EUR 153.00	08/23/19	110	EUR	1,100	$(64)
Call Options on Euro-OAT Futures, Strike EUR 178.00	08/23/19	570	EUR	5,700	(331)
Euro-Bund Futures	09/06/19	239	EUR	41,284,860	499,817
Put Options on Euro-Bund Futures, Strike EUR 151.50	08/23/19	811	EUR	8,110	(470)
U.S. Treasury Note 10 Year Futures	09/19/19	6,298	USD	805,947,188	15,512,839
U.S. Treasury Note 5 Year Futures	09/30/19	8,507	USD	1,005,155,219	12,067,377

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	09/16/19	(2,313)	AUD	(332,262,751)	(1,400,272)
Australian 3 Year Treasury Bond Futures	09/16/19	(261)	AUD	(30,014,379)	(28,176)
Canada Government 10 Year Bond Futures	09/19/19	(462)	CAD	(66,033,660)	(697,790)
Euro-Buxl 30 Year Bond Futures	09/06/19	(266)	EUR	(53,971,400)	(1,733,458)
Euro-OAT 10 Year Futures	09/06/19	(2,191)	EUR	(361,230,170)	(8,511,734)
U.S. Treasury Long Bond Futures	09/19/19	(786)	USD	(122,296,688)	(3,292,255)
United Kingdom Long Gilt Bond Futures	09/26/19	(234)	GBP	(30,490,200)	(324,573)

Net Unrealized Appreciation					$12,090,910

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - OTC - 30 Yr. IRS	2.943%	GSBU	3M LIBOR	Receive	12/12/19	4,800,000	USD	4,800,000	$230,400	$9,263	$(221,137)

Options on Exchange-Traded Future Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - U.S. Treasury Bond Futures	USD	194.000	08/23/19	1,201	USD	1,201,000	$10,329	$1,201	$(9,128)
Call - U.S. Treasury Bond Futures	USD	195.000	08/23/19	1,122	USD	1,122,000	9,649	1,122	(8,527)
Put - U.S. Treasury Note 10 Year Futures	USD	110.000	08/23/19	1,773	USD	1,773,000	15,248	1,773	(13,475)
Put - U.S. Treasury Note 10 Year Futures	USD	110.500	08/23/19	1,373	USD	1,373,000	11,808	1,373	(10,435)
Put - U.S. Treasury Note 10 Year Futures	USD	111.000	08/23/19	1,024	USD	1,024,000	8,806	1,024	(7,782)
Put - U.S. Treasury Note 10 Year Futures	USD	112.000	08/23/19	537	USD	537,000	4,618	537	(4,081)
Put - U.S. Treasury Note 5 Year Futures	USD	106.500	08/23/19	3,703	USD	3,703,000	31,846	3,703	(28,143)
Put - U.S. Treasury Note 5 Year Futures	USD	106.750	08/23/19	3,241	USD	3,241,000	27,873	3,241	(24,632)
Put - U.S. Treasury Note 5 Year Futures	USD	106.250	08/23/19	1,852	USD	1,852,000	15,927	1,852	(14,075)

Totals							$136,104	$15,826	$(120,278)

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	DBAG	Maximum of [0.000% - (Final Index/Initial Index -1)] or 0	03/10/20	(5,800,000)	USD	(5,800,000)	$(43,500)	$—	$43,500
Floor - OTC CPURNSA Index	215.949	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/20	(15,400,000)	USD	(15,400,000)	(130,520)	—	130,520
Floor - OTC CPURNSA Index	216.687	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(37,100,000)	USD	(37,100,000)	(331,080)	—	331,080
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(17,100,000)	USD	(17,100,000)	(220,590)	(2)	220,588
Floor - OTC CPURNSA Index	218.011	DBAG	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/20	(18,000,000)	USD	(18,000,000)	(176,400)	—	176,400

Totals								$(902,090)	$(2)	$902,088

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - 5 Yr. IRS	2.750%	GSBU	3M LIBOR	Pay	12/12/19	(21,300,000)	USD	(21,300,000)	$(232,364)	$(2,439)	$229,925

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - 5-Year CDS	2.400%	GSI	CDX.NA.IG.31	Sell	09/18/19	(24,100,000)	USD	(24,100,000)	$(40,970)	$(14)	$40,956

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	2.800%	Semi-Annually	08/22/23	USD	51,400,000	$2,174,150	$—	$2,174,150
Pay	6M EURIBOR	Semi-Annually	0.500%	Annually	12/18/29	EUR	53,400,000	1,630,424	1,008,240	622,184
Pay	6M EURIBOR	Semi-Annually	0.750%	Annually	09/18/29	EUR	119,300,000	7,534,541	1,017,302	6,517,239
Pay	6M EURIBOR	Semi-Annually	1.250%	Annually	09/18/49	EUR	21,400,000	3,562,762	160,000	3,402,762
Pay	6M EURIBOR	Semi-Annually	1.501%	Annually	07/04/42	EUR	53,800,000	10,960,272	—	10,960,272
Pay	6M LIBOR	Semi-Annually	0.100%	Semi-Annually	03/20/24	JPY	11,440,000,000	1,098,862	385,016	713,846
Pay	6M LIBOR	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	14,280,000,000	4,762,486	506,752	4,255,734
Receive	3M CBA	Semi-Annually	1.750%	Semi-Annually	12/16/46	CAD	4,500,000	260,819	570,938	(310,119)
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	06/20/28	USD	159,400,000	(4,360,817)	9,015,763	(13,376,580)
Receive	3M LIBOR	Semi-Annually	2.905%	Quarterly	08/22/48	USD	10,200,000	(1,524,397)	—	(1,524,397)
Receive	3M LIBOR	Semi-Annually	2.930%	Quarterly	08/22/48	USD	11,900,000	(1,844,663)	—	(1,844,663)
Receive	3M LIBOR	Semi-Annually	2.940%	Quarterly	08/22/48	USD	10,400,000	(1,635,284)	—	(1,635,284)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	22,180,000,000	(5,326,018)	(1,403,954)	(3,922,064)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	28,940,000,000	(6,914,517)	(2,173,885)	(4,740,632)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	6,210,000,000	(1,631,488)	(221,307)	(1,410,181)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	3,500,000,000	(931,065)	251,206	(1,182,271)
Receive	6M LIBOR	Semi-Annually	0.399%	Semi-Annually	06/18/28	JPY	2,220,000,000	(775,817)	(1,920)	(773,897)
Receive	6M LIBOR	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,390,000,000	(964,639)	(176,533)	(788,106)
Receive	6M LIBOR	Semi-Annually	0.705%	Semi-Annually	10/31/38	JPY	1,700,000,000	(1,329,483)	105,056	(1,434,539)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/20/38	JPY	7,260,000,000	(6,225,500)	267,333	(6,492,833)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	12/20/38	JPY	7,300,000,000	(6,306,438)	426,541	(6,732,979)
Receive	6M LIBOR	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	(805,488)	2,874	(808,362)
Receive	6M LIBOR	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	(542,802)	—	(542,802)
Receive	6M LIBOR	Semi-Annually	1.000%	Semi-Annually	03/21/48	JPY	540,000,000	(876,315)	(16,864)	(859,451)
Receive	6M LIBOR	Semi-Annually	1.000%	Semi-Annually	12/18/29	GBP	9,100,000	80,575	40,072	40,503
Receive	6M LIBOR	Semi-Annually	1.250%	Semi-Annually	09/18/24	GBP	92,900,000	(1,955,160)	14,297	(1,969,457)
Receive	6M LIBOR	Semi-Annually	1.250%	Semi-Annually	12/18/49	GBP	34,900,000	(25,175)	(735,130)	709,955
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	09/18/29	GBP	14,300,000	(767,893)	(98,695)	(669,198)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	09/18/49	GBP	21,900,000	(1,853,624)	348,063	(2,201,687)

Totals								$(14,531,692)	$9,291,165	$(23,822,857)

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Sell Protection (c)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2019(a)	Notional Amount(b)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway, Inc. 1.550%, due 02/09/18	1.000%	Quarterly	12/20/21	0.211%	USD	10,500,000	$205,443	$248,233	$(42,790)
CDX.NA.IG.31	1.000%	Quarterly	12/20/23	0.477%	USD	12,600,000	284,861	119,678	165,183
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.809%	USD	4,800,000	43,608	(199,772)	243,380
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	0.928%	USD	4,700,000	16,365	(9,669)	26,034
Goldman Sach Group, Inc. 5.950%, due 1/18/18	1.000%	Quarterly	09/20/20	0.263%	USD	22,500,000	202,793	403,903	(201,110)
Rolls Royce plc 6.750%, due 4/30/19	1.000%	Quarterly	06/20/24	0.784%	EUR	6,200,000	76,359	10,145	66,214
Tesco plc 6.000%, due 12/14/29	1.000%	Quarterly	06/20/22	0.451%	EUR	24,700,000	463,678	108,498	355,180

Totals							$1,293,107	$681,016	$612,091

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (c)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2019(a)	Notional Amount(b)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avolon Holdings, Ltd. 4.500%, due 03/15/23	5.000%	Quarterly	07/01/20	UBSA	0.000%	USD	5,500,000	$219,424	$322,061	$(102,637)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	Quarterly	12/20/19	BNP	0.262%	USD	3,200,000	11,379	(382,937)	394,316
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	Quarterly	03/20/20	BNP	0.344%	USD	1,600,000	7,665	(308,005)	315,670
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	1.673%	USD	14,280,000	(444,932)	(565,738)	120,806
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/23	JPMC	1.053%	USD	300,000	(677)	(6,678)	6,001
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	06/20/24	GSI	1.138%	USD	12,900,000	(83,476)	(195,537)	112,061

Totals								$(290,617)	$(1,136,834)	$846,217

(a)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(b)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(c)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(CBA)—	Canada Bankers’ Acceptances Rate
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(COFI)—	11th District Cost of Funds Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate

See accompanying notes to financial statements.

BHFTI-24

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Glossary of Abbreviations—(Continued)

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,995,189,909	$—	$3,995,189,909
Total Corporate Bonds & Notes*	—	2,580,702,600	—	2,580,702,600
Total Asset-Backed Securities*	—	811,201,315	—	811,201,315
Total Foreign Government*	—	397,480,900	—	397,480,900
Total Mortgage-Backed Securities*	—	295,500,214	—	295,500,214
Total Municipals*	—	21,484,554	—	21,484,554
Total Floating Rate Loan*	—	5,293,182	—	5,293,182
Total Short-Term Investments*	—	158,421,180	—	158,421,180
Purchased Options
Interest Rate Swaptions at Value	—	9,263	—	9,263
Options on Exchange-Traded Futures Contracts at Value	15,826	—	—	15,826
Total Purchased Options	$15,826	$9,263	$—	$25,089
Total Investments	$15,826	$8,265,283,117	$—	$8,265,298,943

Total Reverse Repurchase Agreements (Liability)	$—	$(430,838,250)	$—	$(430,838,250)
TBA Forward Sales Commitments	$—	$(64,974,624)	$—	$(64,974,624)
Secured Borrowings (Liability)	$—	$(318,151,298)	$—	$(318,151,298)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,768,708	$—	$6,768,708
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(17,160,852)	—	(17,160,852)
Total Forward Contracts	$—	$(10,392,144)	$—	$(10,392,144)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$28,080,033	$—	$—	$28,080,033
Futures Contracts (Unrealized Depreciation)	(15,989,123)	—	—	(15,989,123)
Total Futures Contracts	$12,090,910	$—	$—	$12,090,910
Written Options
Credit Default Swaptions at Value	$—	$(14)	$—	$(14)
Inflation Capped Options at Value	—	(2)	—	(2)
Interest Rate Swaptions at Value	—	(2,439)	—	(2,439)
Total Written Options	$—	$(2,455)	$—	$(2,455)

See accompanying notes to financial statements.

BHFTI-25

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$30,252,636	$—	$30,252,636
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(53,463,402)	—	(53,463,402)
Total Centrally Cleared Swap Contracts	$—	$(23,210,766)	$—	$(23,210,766)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$238,468	$—	$238,468
OTC Swap Contracts at Value (Liabilities)	—	(529,085)	—	(529,085)
Total OTC Swap Contracts	$—	$(290,617)	$—	$(290,617)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-26

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a)	$8,265,298,943
Cash	616,491
Cash denominated in foreign currencies (b)	19,176,247
Cash collateral (c)	1,333,000
OTC swap contracts at market value (d)	238,468
Unrealized appreciation on forward foreign currency exchange contracts	6,768,708
Receivable for:
Investments sold	63,337
TBA securities sold (e)	4,130,937,237
Fund shares sold	731,189
Interest	36,468,854
Variation margin on futures contracts	2,976,079
Deferred dollar roll income	28,133
Variation margin on centrally cleared swap contracts	3,862,145
Other assets	16,862

Total Assets	12,468,515,693
Liabilities
Written options at value (f)	2,455
TBA Forward sales commitments, at value	64,974,624
Secured borrowings	318,151,298
Reverse repurchase agreements	430,838,250
OTC swap contracts at market value (g)	529,085
Cash collateral (h)	32,411,000
Unrealized depreciation on forward foreign currency exchange contracts	17,160,852
Payables for:
Investments purchased	40,819,588
TBA securities purchased (e)	6,190,953,236
Fund shares redeemed	1,381,973
Interest on reverse repurchase agreements	1,065,646
Accrued Expenses:
Management fees	1,930,671
Distribution and service fees	567,633
Deferred trustees’ fees	138,821
Other expenses	1,425,887

Total Liabilities	7,102,351,019

Net Assets	$5,366,164,674

Net Assets Consist of:
Paid in surplus	$5,213,302,267
Distributable earnings (Accumulated losses)	152,862,407

Net Assets	$5,366,164,674

Net Assets
Class A	$2,585,359,903
Class B	2,744,780,244
Class E	36,024,527
Capital Shares Outstanding*
Class A	220,073,924
Class B	237,753,539
Class E	3,091,007
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.75
Class B	11.54
Class E	11.65

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $8,120,160,995.
(b)	Identified cost of cash denominated in foreign currencies was $20,187,509.
(c)	Includes collateral of $719,000 for futures contracts and $614,000 for centrally cleared swap contracts.
(d)	Net premium received on OTC swap contracts was $368,881.
(e)	Included within TBA securities sold is $348,236,215 related to TBA forward sale commitments. Included within TBA securities purchased is $268,068,047 related to TBA forward sale commitments.
(f)	Premiums received on written options were $1,175,424.
(g)	Premium received on OTC swap contracts was $767,953.
(h)	Includes collateral of $380,000 for OTC swap contracts, $25,041,000 for TBAs and $6,990,000 for secured-borrowing transactions.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Interest (a)	$103,125,525

Total investment income	103,125,525
Expenses
Management fees	12,628,345
Administration fees	97,162
Custodian and accounting fees	496,488
Distribution and service fees—Class B	3,354,970
Distribution and service fees—Class E	26,544
Interest expense	7,791,607
Audit and tax services	64,097
Legal	22,465
Trustees’ fees and expenses	31,323
Shareholder reporting	150,800
Insurance	18,188
Miscellaneous	19,770

Total expenses	24,701,759
Less management fee waiver	(1,083,213)

Net expenses	23,618,546

Net Investment Income	79,506,979

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	121,005,666
Purchased options	(398,815)
Futures contracts	(89,222,969)
Written options	3,967,694
Swap contracts	26,557,350
Foreign currency transactions	3,846,059
Forward foreign currency transactions	(13,184,030)

Net realized gain	52,570,955

Net change in unrealized appreciation (depreciation) on:
Investments	154,505,890
Purchased options	(233,800)
Futures contracts	47,126,642
Written options	240,840
Swap contracts	(11,661,444)
Foreign currency transactions	(111,532)
Forward foreign currency transactions	5,484,168

Net change in unrealized appreciation	195,350,764

Net realized and unrealized gain	247,921,719

Net Increase in Net Assets From Operations	$327,428,698

(a)	Net of foreign withholding taxes of $42,357.

See accompanying notes to financial statements.

BHFTI-27

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$79,506,979	$136,919,228
Net realized gain (loss)	52,570,955	(18,681,311)
Net change in unrealized appreciation (depreciation)	195,350,764	(132,056,568)

Increase (decrease) in net assets from operations	327,428,698	(13,818,651)

From Distributions to Shareholders
Class A	(78,660,424)	(43,510,400)
Class B	(78,116,676)	(39,815,651)
Class E	(1,057,689)	(548,090)

Total distributions	(157,834,789)	(83,874,141)

Decrease in net assets from capital share transactions	(122,895,865)	(529,448,211)

Total increase (decrease) in net assets	46,698,044	(627,141,003)

Net Assets
Beginning of period	5,319,466,630	5,946,607,633

End of period	$5,366,164,674	$5,319,466,630

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	2,057,992	$23,837,776	7,058,822	$80,671,492
Reinvestments	6,757,768	78,660,424	3,898,781	43,510,400
Redemptions	(13,561,893)	(158,055,973)	(29,393,492)	(331,922,129)

Net decrease	(4,746,133)	$(55,557,773)	(18,435,889)	$(207,740,237)

Class B
Sales	5,397,704	$61,958,582	10,532,080	$117,543,635
Reinvestments	6,828,381	78,116,676	3,629,503	39,815,651
Redemptions	(18,114,849)	(206,637,451)	(42,653,261)	(473,548,243)

Net decrease	(5,888,764)	$(66,562,193)	(28,491,678)	$(316,188,957)

Class E
Sales	66,267	$775,318	71,906	$808,902
Reinvestments	91,575	1,057,689	49,511	548,090
Redemptions	(225,161)	(2,608,906)	(612,105)	(6,876,009)

Net decrease	(67,319)	$(775,899)	(490,688)	$(5,519,017)

Decrease derived from capital shares transactions		$(122,895,865)		$(529,448,211)

See accompanying notes to financial statements.

BHFTI-28

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.39		$11.57	$11.32	$11.32	$12.09	$11.87

Income (Loss) from Investment Operations
Net investment income (a)	0.18		0.29	0.25	0.31	0.29	0.22
Net realized and unrealized gain (loss)	0.55		(0.29)	0.29	0.01	(0.26)	0.31

Total income (loss) from investment operations	0.73		0.00	0.54	0.32	0.03	0.53

Less Distributions
Distributions from net investment income	(0.37)		(0.18)	(0.23)	(0.32)	(0.66)	(0.31)
Distributions from net realized capital gains	0.00		0.00	(0.06)	0.00	(0.14)	0.00

Total distributions	(0.37)		(0.18)	(0.29)	(0.32)	(0.80)	(0.31)

Net Asset Value, End of Period	$11.75		$11.39	$11.57	$11.32	$11.32	$12.09

Total Return (%) (b)	6.42	(c)	0.03	4.77	2.85	0.28	4.49

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81	(d)	0.74	0.56	0.53	0.52	0.51
Gross ratio of expenses to average net assets excluding interest expense (%)	0.51	(d)	0.51	0.51	0.50	0.52	0.51
Net ratio of expenses to average net assets (%) (e)(f)	0.77	(d)	0.70	0.52	0.50	0.48	0.51
Net ratio of expenses to average net assets excluding interest expense (%) (e)(f)	0.47	(d)	0.47	0.46	0.47	0.48	0.51
Ratio of net investment income to average net assets (%)	3.15	(d)	2.53	2.16	2.68	2.45	1.85
Portfolio turnover rate (%)	338	(c)(g)	608 (g)	583 (g)	466 (g)	430 (g)	283 (g)
Net assets, end of period (in millions)	$2,585.4		$2,560.0	$2,813.8	$2,747.6	$2,891.0	$4,267.6

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.18		$11.36	$11.12	$11.12	$11.89	$11.68

Income (Loss) from Investment Operations
Net investment income (a)	0.16		0.25	0.22	0.27	0.26	0.19
Net realized and unrealized gain (loss)	0.54		(0.28)	0.28	0.02	(0.26)	0.29

Total income (loss) from investment operations	0.70		(0.03)	0.50	0.29	0.00	0.48

Less Distributions
Distributions from net investment income	(0.34)		(0.15)	(0.20)	(0.29)	(0.63)	(0.27)
Distributions from net realized capital gains	0.00		0.00	(0.06)	0.00	(0.14)	0.00

Total distributions	(0.34)		(0.15)	(0.26)	(0.29)	(0.77)	(0.27)

Net Asset Value, End of Period	$11.54		$11.18	$11.36	$11.12	$11.12	$11.89

Total Return (%) (b)	6.34	(c)	(0.23)	4.50	2.61	0.01	4.19

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06	(d)	0.99	0.81	0.78	0.77	0.76
Gross ratio of expenses to average net assets excluding interest expense (%)	0.76	(d)	0.76	0.76	0.75	0.77	0.76
Net ratio of expenses to average net assets (%) (e)(f)	1.02	(d)	0.95	0.77	0.75	0.73	0.76
Net ratio of expenses to average net assets excluding interest expense (%) (e)(f)	0.72	(d)	0.72	0.71	0.72	0.73	0.76
Ratio of net investment income to average net assets (%)	2.90	(d)	2.28	1.91	2.42	2.24	1.59
Portfolio turnover rate (%)	338	(c)(g)	608 (g)	583 (g)	466 (g)	430 (g)	283 (g)
Net assets, end of period (in millions)	$2,744.8		$2,723.8	$3,091.0	$3,071.5	$3,321.8	$3,764.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-29

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.29		$11.47	$11.22	$11.22	$11.99	$11.77

Income (Loss) from Investment Operations
Net investment income (a)	0.17		0.27	0.23	0.29	0.27	0.20
Net realized and unrealized gain (loss)	0.54		(0.29)	0.29	0.01	(0.26)	0.30

Total income (loss) from investment operations	0.71		(0.02)	0.52	0.30	0.01	0.50

Less Distributions
Distributions from net investment income	(0.35)		(0.16)	(0.21)	(0.30)	(0.64)	(0.28)
Distributions from net realized capital gains	0.00		0.00	(0.06)	0.00	(0.14)	0.00

Total distributions	(0.35)		(0.16)	(0.27)	(0.30)	(0.78)	(0.28)

Net Asset Value, End of Period	$11.65		$11.29	$11.47	$11.22	$11.22	$11.99

Total Return (%) (b)	6.40	(c)	(0.14)	4.64	2.69	0.11	4.34

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	(d)	0.89	0.71	0.68	0.67	0.66
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66	(d)	0.66	0.66	0.65	0.67	0.66
Net ratio of expenses to average net assets (%) (e)(f)	0.92	(d)	0.85	0.67	0.65	0.63	0.66
Net ratio of expenses to average net assets excluding interest expense (%) (e)(f)	0.62	(d)	0.62	0.61	0.62	0.63	0.66
Ratio of net investment income to average net assets (%)	3.01	(d)	2.38	2.01	2.52	2.34	1.69
Portfolio turnover rate (%)	338	(c)(g)	608 (g)	583 (g)	466 (g)	430 (g)	283 (g)
Net assets, end of period (in millions)	$36.0		$35.7	$41.8	$44.6	$48.7	$56.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2019 and each of the years ended December 31, 2018 and 2017 (see Note 6 of the Notes to Financial Statements).
(g)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 12%, 53%, 75%, 34%, 58% and 112% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015, and 2014, respectively.

See accompanying notes to financial statements.

BHFTI-30

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is PIMCO Total Return Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

BHFTI-31

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-32

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at

BHFTI-33

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

BHFTI-34

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its Custodian, or set aside in the Portfolio’s records, cash or other liquid assets at such a level that: (i) the amount segregated, or set aside, plus the amount deposited with the broker as collateral will equal the current value of the security sold short: and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had investments in repurchase agreements with a gross value of $13,604,272, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, the Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed-upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its Custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party with a right to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as reverse repurchase agreements on the Statement of Assets and Liabilities.

For the six months ended June 30, 2019, the Portfolio had an outstanding reverse repurchase agreement balance for 181 days. The average amount of borrowings was $101,968,914 and the annualized weighted average interest rate was 2.614% during the 181 day period.

The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a MRA on a net basis as of June 30, 2019:

Counterparty	Reverse Repurchase Agreements	Collateral Pledged[1]	Net Amount*
Barclays Bank plc	$(3,704,000)	$3,704,000	$—
Deutsche Bank Securities, Inc.	(245,248,125)	244,370,308	(877,817)
J.P. Morgan Securities LLC	(181,886,125)	180,302,919	(1,583,206)

	$(430,838,250)	$428,377,227	$(2,461,023)

1	Collateral with a value of $442,349,395 has been pledged in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.
*	Net amount represents the net amount payable due to the counterparty in the event of default.

BHFTI-35

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Secured Borrowing Transactions - The Portfolio may enter into transactions consisting of a transfer of a security by the Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the six months ended June 30, 2019, the Portfolio entered into secured borrowing transactions involving U.S. Treasury and Federal Agency securities. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities.

For the six months ended June 30, 2019, the Portfolio had an outstanding secured borrowing transaction balance for 181 days. For the six months ended June 30, 2019, the Portfolio’s average amount of borrowings was $355,631,339 and the weighted average interest rate was 2.623% during the 181 day period.

At June 30, 2019, the amount of the Portfolio’s outstanding borrowings was $318,151,298. Cash in the amount of $6,990,000 has been received as collateral under the terms of the Master Securities Forward Transaction Agreement (“MSFTA”) as of June 30, 2019. The MSFTA is a master netting agreement (“MNA”) which provides both parties with the rights to set-off in the event of default by either party. The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the MSFTA and net of the related collateral pledged or received by the Portfolio as of June 30, 2019:

Counterparty	Payable for Secured Borrowings	Financial Instruments Available for Offset(a)	Collateral Pledged(b)	Collateral Received(b)	Net Amount(c)
BNP Paribas S.A.	$(125,347,520)	$127,818,577	$—	$(2,370,000)	$101,057
Goldman Sach & Co. LLC	(30,936,275)	30,838,440	—	—	(97,835)
UBS Securities LLC	(161,867,503)	165,949,407	—	(4,620,000)	(538,096)

	$(318,151,298)	$324,606,424	$—	$(6,990,000)	$(534,874)

(a)	Represents market value of borrowings as of June 30, 2019.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)	Net amount represents the net amount receivable/(payable) due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
	Overnight and Continuous	Up to 30 Days	31 -90 Days	Greater than 90 days	Total
Secured Borrowing Transactions
U.S. Treasury	$—	$(284,138,628)	$(34,012,670)	$—	$(318,151,298)
Reverse Repurchase Agreements
U.S. Treasury and Corporate Bond	$—	$—	$—	$(430,838,250)	$(430,838,250)
Total Borrowings	$—	$(284,138,628)	$(34,012,670)	$(430,838,250)	$(748,989,548)
Gross amount of recognized liabilities for secured borrowing transactions					$(748,989,548)

BHFTI-36

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised,

BHFTI-37

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts

BHFTI-38

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2019, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

BHFTI-39

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Volatility and Variance Swaps - The Portfolio may invest in volatility and variance swaps. In a volatility swap, the parties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Variance swaps are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself). These swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Investments at market value (a) (b)	$25,089
	Unrealized appreciation on centrally cleared swap contracts (c) (d)	29,396,645	Unrealized depreciation on centrally cleared swap contracts (c) (d)	$53,219,502
	Unrealized appreciation on futures contracts (d) (e)	28,080,033	Unrealized depreciation on futures contracts (d) (e)	15,989,123
			Written options at value	2,441
Credit	OTC swap contracts at market value	238,468	OTC swap contracts at market value	529,085
	Unrealized appreciation on centrally cleared swap contracts (c) (d)	855,991	Unrealized depreciation on centrally cleared swap contracts (c) (d)	243,900
			Written options at value	14
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	6,768,708	Unrealized depreciation on forward foreign currency exchange contracts	17,160,852

Totals		$65,364,934		$87,144,917

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(b)	Includes exchange traded purchased options with a value of $15,826 that is not subject to a master netting agreement.
(c)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(d)	Financial instrument not subject to a master netting agreement.
(e)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

BHFTI-40

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$621,286	$(254)	$(380,000)	$241,032
BNP Paribas S.A.	2,126,708	(2,126,708)	—	—
Citibank N.A.	1,154,666	(1,154,666)	—	—
Goldman Sachs Bank USA	9,338	(2,439)	—	6,899
JPMorgan Chase Bank N.A.	2,883,425	(2,883,425)	—	—
UBS AG	221,016	(221,016)	—	—

	$7,016,439	$(6,388,508)	$(380,000)	$247,931

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank plc	$254	$(254)	$—	$—
BNP Paribas S.A.	5,089,860	(2,126,708)	(2,662,990)	300,162
Citibank N.A.	2,443,716	(1,154,666)	(1,086,540)	202,510
Goldman Sachs Bank USA	2,439	(2,439)	—	—
Goldman Sachs International	528,422	—	(528,422)	—
JPMorgan Chase Bank N.A.	7,250,188	(2,883,425)	(4,278,583)	88,180
Societe Generale Paris	3,192	—	—	3,192
UBS AG	2,374,321	(221,016)	(2,153,305)	—

	$17,692,392	$(6,388,508)	$(10,709,840)	$594,044

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$(353,269)	$(8,438)	$(37,108)	$(398,815)
Forward foreign currency transactions	—	—	(13,184,030)	(13,184,030)
Futures contracts	(89,222,969)	—	—	(89,222,969)
Swap contracts	21,321,053	5,236,297	—	26,557,350
Written options	621,075	199,449	3,147,170	3,967,694

	$(67,634,110)	$5,427,308	$(10,073,968)	$(72,280,770)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$(244,662)	$8,435	$2,427	$(233,800)
Forward foreign currency transactions	—	—	5,484,168	5,484,168
Futures contracts	47,126,642	—	—	47,126,642
Swap contracts	(15,313,924)	3,652,480	—	(11,661,444)
Written options	169,374	71,466	—	240,840

	$31,737,430	$3,732,381	$5,486,595	$40,956,406

BHFTI-41

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$65,319,596
Forward foreign currency transactions	1,628,393,051
Futures contracts long	2,799,082,403
Futures contracts short	(2,728,074,129)
Swap contracts	2,326,971,837
Written options	(293,916,874)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between

BHFTI-42

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$27,588,568,209	$411,849,857	$28,472,849,285	$553,278,495

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$27,054,725,892	$28,339,873,082

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$12,628,345	0.500%	First $1.2 billion
	0.475%	Over $1.2 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Pacific Investment Management Company LLC (“the Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$1 billion to $3 billion
0.050%	Over $3 billion

BHFTI-43

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 were $817,749 and are included in the total amount shown as management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $265,464 was waived in the aggregate for the six months ended June 30, 2019 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$8,112,741,313

Gross unrealized appreciation	270,887,906
Gross unrealized depreciation	(186,632,070)

Net unrealized appreciation (depreciation)	$84,255,836

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$83,874,141	$139,742,556	$—	$—	$83,874,141	$139,742,556

BHFTI-44

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$157,013,471	$—	$(70,702,291)	$(102,918,727)	$(16,607,547)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had accumulated short-term capital losses of $61,491,441 and accumulated long-term capital losses of $41,427,286.

BHFTI-45

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Managed by Schroders Investment Management North Americas Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B shares of the Schroders Global Multi-Asset Portfolio returned 14.55%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned 12.03%.

MARKET ENVIRONMENT / CONDITIONS

Risk assets rallied sharply in the first quarter of the year, with U.S. equities recording one of their best first quarter gains on record. This was partly attributable to a rebound from the significant collapse at the end of 2018, which left equity markets oversold. With markets ending 2018 fearful of the impact of trade disputes, weakening corporate earnings and tightening monetary policy, the aggressive U-turn in monetary policy, led by the U.S. Federal Reserve (“Fed”) was a key event. After the Fed signaled an end to interest rate hikes and an earlier-than-expected stabilization of its balance sheet, equity markets rallied and the changed stance spurred a rally in sovereign bond markets with yields falling, as investors priced in looser monetary policy across major economies.

Global equity markets continued to rise in April, with encouraging economic data points and the ongoing dovishness form major central banks supporting risk appetites. U.S. equity markets advanced on resurgent labor market data as nonfarm payrolls rose meaningfully. Gross Domestic Product (“GDP”) growth also exceeded expectations. The positive tone in macro data pushed government bond yields up and the Portfolio’s exposure to government debt was reduced during this time.

May, however, marked a reversal in market movements with investor nervousness surrounding the outlook for global growth as the U.S.-China trade tensions ratcheted up and suddenly resurgent trade tensions between the U.S. and Mexico. Consequently, government bond yields fell significantly amid a sharp move towards perceived safe haven assets. Concerns around trade disputes weighed most notably on the Energy and Technology sectors. With increasing evidence of cyclical risks and signals pointing to waning economic momentum, we reduced the Portfolio’s equity exposure and added to hedges within the Portfolio.

Despite the negative indicators in May, markets rebounded in June recovering most of May’s losses, driven by optimism over resurrected trade negotiations and increasingly accommodative Fed policy. In the U.S., the S&P 500 Index achieved a new record high. U.S. GDP grew in line with expectations and employment data remained broadly encouraging.

Overall, global equities have reaped the benefits of ample market liquidity with markets anticipating interest rate cuts in the U.S. this year. Corporate bond markets delivered positive returns, outperforming government bonds. Investment grade credit has benefitted from falling yields. Furthermore, emerging market bonds had a positive second quarter, as the U.S. dollar weakened in June.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Schroders Global Multi-Asset Portfolio aims to capture global growth opportunities while protecting against market volatility. The Portfolio’s strategic exposure contains actively-managed Schroders equity and bond portfolios, supplemented with passive investments (e.g. Exchange Traded Funds and futures) to facilitate rapid implementation of Schroders’ thematic and tactical views in a cost-effective manner. Schroders seeks to pre-emptively manage risk in its strategic exposures through forward-looking market views, complemented by a Volatility Management Strategy aiming to cap Portfolio volatility at 10% over 12-month periods. The Portfolio employs an interest rate overlay to improve diversification and balance the sources of risk through utilizing 10-year interest rate swaps.

The Portfolio outperformed its benchmark over the six-month period ending June 30, 2019. A key driver of returns was the Interest Rate Swap overlay. Government bond yields have fallen with both the Fed and the European Central Bank (“ECB”) confirming their growing dovishness. The Portfolio’s underweight to investment grade credit contributed to performance, as equity markets outperformed both corporate and government bonds. Within the Portfolio’s equity exposures, underweights to Europe and U.K. worked well, which was further aided by underweights to the euro and British pound. Political risks in Europe and fears around a ‘no-deal’ Brexit weakened both currencies. Emerging market equity stock selection and currency positioning enhanced performance over the six-month period.

The key negative influences on performance were the Volatility Management Strategy and our overall asset allocation and stock selection within North America. A long U.S. financials trade, introduced in April, dampened returns with globally slowing economic data and heightened geopolitical risks. The position was closed in May. The other notable equity exposure within North America was U.S. small cap equities. Performance was weak, as liquidity seeped into high growth large-cap stocks, as opposed to the more cyclical areas of the market. The trade was subsequently closed in March. The volatility strategy detracted from performance in the first quarter of the year. This was largely driven by the volatility cap remaining active during the strong equity rally in January.

In terms of asset allocation, at the beginning of the year, the Portfolio was tilted towards a more cyclical bias, without increasing the overall equity weight. We added to U.S. small cap equities and reduced our investment grade bond exposures within the Portfolio, rotating into U.S. government bonds and U.S. high yield. Against a liquidity-driven backdrop, our carry strategies (higher yield investments) have been a key emphasis within the Portfolio, including exposure to emerging market currencies and high yield debt. In May, a decision was made to reduce risk and add to the positive carry hedges in the Portfolio, including U.S. Treasuries and a long yen vs U.S. dollar position. Given the ongoing escalation in trade wars and the fact that both equities and duration had rallied year-to-date with little volatility, owning hedges in the Portfolio context remains prudent in this

BHFTI-1

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Managed by Schroders Investment Management North Americas Inc.

Portfolio Manager Commentary*—(Continued)

environment. Versus the benchmark, the Portfolio remained underweight fixed income (36.2%) with its equity exposure broadly neutral (60.1%). An outright position in emerging market equities was re-introduced in June.

The Portfolio primarily used derivative instruments to adjust equity, fixed income, currency and interest rate exposures. The derivatives positions performed in line with expectations and facilitated the Portfolio’s overall performance by providing a cost-effective and liquid approach to gaining the desired market exposure versus implementation via physical instruments.

As of June 30, 2019, the Portfolio’s allocation to developed equities was 58.3% and the allocation to investment grade bonds was 32.8%. The Portfolio held approximately 4.0% in Opportunistic asset classes, specifically, emerging market equities and high yield debt. The Portfolio’s cash level was 1.5% as of the end of June. The Volatility Management Strategy was inactive at the end of the period. The calculated volatility of the Portfolio’s positioning as of the end of the period was less than 10% per year.

Johanna Kyrklund

Angus Sippe

Philip Chandler

Michael Hodgson

Portfolio Managers

Schroders Investment Management North Americas Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[2]
Schroders Global Multi-Asset Portfolio
Class B	14.55	7.03	4.69	6.68
Dow Jones Moderate Index	12.03	5.72	5.32	7.14

1 The Dow Jones Moderate Index is a total return index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

2 Inception date of the Class B shares is 4/23/2012. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Equity Sectors

% of Net Assets
Financials	16.6
Information Technology	4.0
Health Care	3.3
Industrials	3.2
Consumer Discretionary	2.2

Top Fixed Income Sectors

% of Net Assets
Corporate Bonds & Notes	30.7
Mortgage-Backed Securities	0.9
Asset-Backed Securities	0.3
U.S. Treasury & Government Agencies	0.1

BHFTI-3

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Schroders Global Multi-Asset Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B (a)	Actual	0.92%	$1,000.00	$1,145.50	$4.89
	Hypothetical*	0.92%	$1,000.00	$1,020.23	$4.61

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—30.7% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.2%
United Technologies Corp.
2.800%, 05/04/24	680,000	$689,820
3.950%, 08/16/25	2,500,000	2,694,858

		3,384,678

Agriculture—0.6%
Altria Group, Inc.
3.800%, 02/14/24	1,746,000	1,819,250
3.875%, 09/16/46	1,424,000	1,263,862
BAT Capital Corp.
3.222%, 08/15/24	4,444,000	4,480,033
3.557%, 08/15/27	2,898,000	2,883,715

		10,446,860

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC 5.113%, 05/03/29	1,843,000	1,883,823
General Motors Financial Co., Inc. 3.150%, 06/30/22	606,000	609,684

		2,493,507

Banks—8.9%
Banco Santander S.A. 3.125%, 02/23/23	5,200,000	5,272,806
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	867,000	882,551
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	3,219,000	3,319,851
3.500%, 04/19/26	1,410,000	1,475,951
3.559%, 3M LIBOR + 1.060%, 04/23/27 (a)	10,620,000	11,062,418
Bank of Ireland Group plc 4.500%, 11/25/23 (144A)	7,533,000	7,838,819
Bank of Montreal 3.311%, 3M LIBOR + 0.790%, 08/27/21 (a)	2,500,000	2,526,654
Barclays Bank plc 10.179%, 06/12/21 (144A)	2,795,000	3,162,703
BB&T Corp. 2.850%, 10/26/24	4,707,000	4,822,128
BPCE S.A. 3.000%, 05/22/22 (144A)	5,547,000	5,597,322
Citigroup, Inc.
3.300%, 04/27/25	2,775,000	2,869,369
4.044%, 3M LIBOR + 1.023%, 06/01/24 (a)	7,665,000	8,099,436
Comerica, Inc. 3.700%, 07/31/23	2,345,000	2,452,986
Compass Bank 3.500%, 06/11/21	5,000,000	5,094,263
Cooperative Rabobank UA 3.875%, 02/08/22	700,000	727,850
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/26	545,000	592,501
Fifth Third Bancorp 3.650%, 01/25/24	4,501,000	4,729,419
First Republic Bank 4.625%, 02/13/47	1,945,000	2,091,419

Banks—(Continued)
HSBC Holdings plc
2.650%, 01/05/22	1,135,000	1,139,071
2.950%, 05/25/21	5,000,000	5,043,712
4.875%, 01/14/22	1,555,000	1,646,511
JPMorgan Chase & Co.
2.950%, 10/01/26	1,001,000	1,018,559
3.322%, 3M LIBOR + 0.730%, 04/23/24 (a)	5,496,000	5,481,368
3.702%, 3M LIBOR + 1.160%, 05/06/30 (a)	2,487,000	2,621,123
4.023%, 3M LIBOR + 1.000%, 12/05/24 (a)	3,239,000	3,439,391
Lloyds Banking Group plc
3.900%, 03/12/24	1,668,000	1,739,489
4.050%, 08/16/23	840,000	876,475
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (a)	1,654,000	1,711,890
Manufacturers & Traders Trust Co. 3.400%, 08/17/27	4,596,000	4,848,732
Morgan Stanley
3.875%, 01/27/26	6,473,000	6,878,299
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a)	6,527,000	7,225,975
PNC Bank N.A.
2.700%, 11/01/22	2,669,000	2,694,726
2.950%, 01/30/23	2,581,000	2,631,648
2.950%, 02/23/25	2,425,000	2,482,559
Regions Bank 2.750%, 04/01/21	5,000,000	5,018,634
Regions Financial Corp. 2.750%, 08/14/22	2,000,000	2,013,707
Royal Bank of Scotland Group plc
3.875%, 09/12/23	3,365,000	3,451,228
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	400,000	413,552
Santander Holdings USA, Inc. 3.500%, 06/07/24	1,742,000	1,768,519
Santander UK Group Holdings plc 4.796%, 3M LIBOR + 1.570%, 11/15/24 (a)	2,691,000	2,857,974
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (a) (c)	3,884,000	3,979,263
State Street Corp. 5.625%, 3M LIBOR + 2.539%, 12/15/23 (a)	2,048,000	2,075,054
SunTrust Bank 3.525%, 3M LIBOR + 0.500%, 10/26/21 (a)	4,500,000	4,566,859
SunTrust Banks, Inc. 2.700%, 01/27/22	1,690,000	1,701,833
Wells Fargo & Co.
3.196%, 3M LIBOR + 1.170%, 06/17/27 (a)	3,588,000	3,655,956
3.750%, 01/24/24	2,477,000	2,603,200
Zions Bancorp 3.500%, 08/27/21	2,135,000	2,178,400

		160,382,153

Beverages—0.7%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	2,137,000	2,034,525
4.000%, 04/13/28	496,000	534,137
Constellation Brands, Inc.
3.200%, 02/15/23	1,983,000	2,026,641

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Constellation Brands, Inc.
3.218%, 3M LIBOR + 0.700%, 11/15/21 (a)	2,208,000	$2,209,106
3.600%, 02/15/28	1,613,000	1,662,512
Keurig Dr Pepper, Inc.
3.551%, 05/25/21	2,965,000	3,027,527
4.057%, 05/25/23	927,000	972,854

		12,467,302

Biotechnology—0.2%
Amgen, Inc. 2.650%, 05/11/22	3,000,000	3,021,408

Building Materials—0.4%
Boral Finance Pty, Ltd. 3.000%, 11/01/22 (144A)	6,495,000	6,491,839

Chemicals—0.5%
Mosaic Co. (The)
3.250%, 11/15/22	3,800,000	3,876,556
4.250%, 11/15/23	712,000	754,876
Sherwin-Williams Co. (The) 2.750%, 06/01/22	4,775,000	4,823,026

		9,454,458

Computers—0.3%
Dell International LLC / EMC Corp.
4.900%, 10/01/26 (144A)	2,153,000	2,244,977
5.300%, 10/01/29 (144A)	2,788,000	2,934,117

		5,179,094

Diversified Financial Services—1.4%
American Express Co. 3.125%, 05/20/26	5,763,000	5,914,543
Capital One Financial Corp. 3.050%, 03/09/22	2,000,000	2,030,504
Discover Financial Services 4.500%, 01/30/26	6,115,000	6,562,910
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,250,000	1,348,750
Mastercard, Inc.
2.950%, 06/01/29	5,469,000	5,643,740
3.650%, 06/01/49	749,000	793,736
Synchrony Financial
3.950%, 12/01/27	1,590,000	1,587,440
4.375%, 03/19/24	745,000	779,768

		24,661,391

Electric—1.5%
Berkshire Hathaway Energy Co.
3.800%, 07/15/48	2,636,000	2,680,926
6.500%, 09/15/37	345,000	453,946
Duke Energy Corp. 3.750%, 09/01/46	4,000,000	3,911,032

Electric—(Continued)
Duke Energy Florida LLC 6.400%, 06/15/38	1,925,000	2,693,602
Duke Energy Ohio, Inc. 3.700%, 06/15/46	660,000	674,175
Enel Finance International NV 4.625%, 09/14/25 (144A)	1,750,000	1,877,480
Sempra Energy 3.800%, 02/01/38	5,720,000	5,544,092
Southern California Edison Co.
4.200%, 03/01/29	4,433,000	4,717,831
4.500%, 09/01/40	1,025,000	1,073,220
5.500%, 03/15/40	335,000	384,030
Union Electric Co. 3.500%, 03/15/29	2,945,000	3,118,563

		27,128,897

Electronics—0.1%
Keysight Technologies, Inc. 4.600%, 04/06/27	1,225,000	1,309,276

Food—1.1%
Campbell Soup Co. 3.950%, 03/15/25	1,662,000	1,727,968
Conagra Brands, Inc.
3.800%, 10/22/21	3,000,000	3,082,324
4.300%, 05/01/24	4,656,000	4,935,715
General Mills, Inc. 4.000%, 04/17/25	243,000	258,313
Grupo Bimbo S.A.B. de C.V. 5.950%, 5Y H15 + 3.280%, 04/17/23 (144A) (a)	1,000,000	1,049,900
Kraft Heinz Foods Co. 5.000%, 06/04/42	2,758,000	2,830,655
Kroger Co. (The)
4.450%, 02/01/47 (c)	3,746,000	3,653,803
5.000%, 04/15/42	260,000	270,547
Tyson Foods, Inc. 4.000%, 03/01/26	2,892,000	3,074,097

		20,883,322

Healthcare-Products—0.3%
Becton Dickinson & Co. 3.363%, 06/06/24	2,295,000	2,369,648
Boston Scientific Corp. 4.000%, 03/01/29	2,177,000	2,353,533

		4,723,181

Healthcare-Services—0.2%
HCA, Inc. 5.125%, 06/15/39	1,721,000	1,787,627
UnitedHealth Group, Inc. 4.450%, 12/15/48	1,471,000	1,683,978

		3,471,605

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Housewares—0.2%
Newell Brands, Inc.
3.850%, 04/01/23	1,681,000	$1,706,073
4.200%, 04/01/26	2,500,000	2,483,647

		4,189,720

Insurance—0.9%
AIA Group, Ltd. 3.600%, 04/09/29 (144A)	2,200,000	2,292,834
Progressive Corp. (The)
5.375%, 3M LIBOR + 2.539%, 03/15/23 (a) (c)	5,723,000	5,880,669
Prudential Financial, Inc. 4.500%, 3M LIBOR + 2.380%, 09/15/47 (a) (c)	6,399,000	6,402,967
Voya Financial, Inc. 4.700%, 3M LIBOR + 2.084%, 01/23/48 (a)	2,763,000	2,521,293

		17,097,763

Iron/Steel—0.0%
Nucor Corp. 4.400%, 05/01/48	148,000	161,772

Machinery-Diversified—0.2%
Roper Technologies, Inc. 3.650%, 09/15/23	2,770,000	2,884,086

Media—0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	2,697,000	2,926,383
Comcast Corp.
4.150%, 10/15/28	2,632,000	2,901,015
4.600%, 10/15/38	5,794,000	6,628,295
Discovery Communications LLC 4.125%, 05/15/29	4,020,000	4,164,826

		16,620,519

Mining—0.4%
Barrick North America Finance LLC 5.750%, 05/01/43	5,250,000	6,553,398

Miscellaneous Manufacturing—0.4%
General Electric Co. 4.125%, 10/09/42	2,801,000	2,577,186
Hexcel Corp. 3.950%, 02/15/27	1,182,000	1,205,743
Ingersoll-Rand Luxembourg Finance S.A. 3.500%, 03/21/26	3,655,000	3,772,531

		7,555,460

Oil & Gas—1.8%
Anadarko Petroleum Corp. 4.500%, 07/15/44	349,000	357,075
Canadian Natural Resources, Ltd. 4.950%, 06/01/47 (c)	2,750,000	3,131,438

Oil & Gas—(Continued)
Cenovus Energy, Inc.
4.250%, 04/15/27 (c)	1,353,000	1,399,152
5.400%, 06/15/47 (c)	2,397,000	2,592,082
Concho Resources, Inc. 3.750%, 10/01/27	3,853,000	3,991,666
Continental Resources, Inc. 4.375%, 01/15/28	1,250,000	1,315,865
Devon Energy Corp.
3.250%, 05/15/22	2,510,000	2,556,631
5.000%, 06/15/45	1,750,000	2,002,451
5.850%, 12/15/25	2,595,000	3,089,761
EQT Corp. 3.900%, 10/01/27 (c)	4,300,000	4,064,685
Hess Corp.
3.500%, 07/15/24	1,074,000	1,080,622
4.300%, 04/01/27	1,176,000	1,219,338
Marathon Petroleum Corp. 4.500%, 04/01/48	3,220,000	3,232,035
Valero Energy Corp.
4.000%, 04/01/29	1,705,000	1,784,160
6.625%, 06/15/37	905,000	1,143,853

		32,960,814

Pharmaceuticals—1.4%
Bayer U.S. Finance LLC
4.250%, 12/15/25 (144A)	3,237,000	3,422,967
4.625%, 06/25/38 (144A)	1,000,000	1,019,253
Bristol-Myers Squibb Co.
3.200%, 06/15/26 (144A)	2,452,000	2,544,065
3.400%, 07/26/29 (144A)	7,607,000	7,955,980
Cigna Corp. 3.400%, 09/17/21 (144A)	1,411,000	1,438,068
CVS Health Corp. 5.050%, 03/25/48	4,270,000	4,541,420
Merck & Co., Inc. 3.400%, 03/07/29	992,000	1,056,066
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	255,000	254,470
Teva Pharmaceutical Finance Netherlands III B.V. 2.200%, 07/21/21 (c)	3,523,000	3,342,446

		25,574,735

Pipelines—1.7%
Enbridge, Inc. 6.000%, 3M LIBOR + 3.890%, 01/15/77 (a) (c)	4,521,000	4,543,605
Energy Transfer Operating L.P.
4.050%, 03/15/25 (c)	2,257,000	2,352,283
5.250%, 04/15/29	750,000	838,721
Enterprise Products Operating LLC 5.375%, 3M LIBOR + 2.570%, 02/15/78 (a)	1,800,000	1,674,000
MPLX L.P. 4.500%, 04/15/38	5,263,000	5,308,892
ONEOK, Inc. 4.350%, 03/15/29	2,690,000	2,874,548

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	5,640,000	$5,920,941
5.625%, 03/01/25	500,000	559,752
Williams Cos., Inc. (The)
4.000%, 09/15/25	4,000,000	4,224,268
4.850%, 03/01/48	1,200,000	1,282,014
5.400%, 03/04/44	555,000	612,117

		30,191,141

Real Estate Investment Trusts—2.2%
Alexandria Real Estate Equities, Inc.
4.000%, 01/15/24	418,000	441,943
4.500%, 07/30/29	540,000	594,097
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	444,000	459,376
American Tower Corp. 3.800%, 08/15/29	5,360,000	5,524,726
Boston Properties L.P.
3.400%, 06/21/29	1,400,000	1,430,049
4.500%, 12/01/28	2,671,000	2,963,972
Camden Property Trust
3.150%, 07/01/29	1,252,000	1,271,354
4.100%, 10/15/28	465,000	506,757
Crown Castle International Corp. 3.700%, 06/15/26	6,765,000	7,022,855
Digital Realty Trust L.P. 3.700%, 08/15/27	10,845,000	11,141,070
UDR, Inc. 3.200%, 01/15/30	1,935,000	1,925,529
Ventas Realty L.P. 3.500%, 02/01/25	1,740,000	1,800,546
Vornado Realty L.P. 3.500%, 01/15/25	3,000,000	3,060,485
Welltower, Inc. 3.625%, 03/15/24	2,365,000	2,459,576

		40,602,335

Retail—0.2%
Dollar Tree, Inc. 3.288%, 3M LIBOR + 0.700%, 04/17/20 (a)	3,000,000	3,000,346
Home Depot, Inc. (The) 5.950%, 04/01/41	990,000	1,340,919

		4,341,265

Semiconductors—0.7%
Broadcom, Inc.
3.125%, 10/15/22 (144A)	4,144,000	4,166,659
3.625%, 10/15/24 (144A)	2,636,000	2,649,836
NXP B.V. / NXP Funding LLC 3.875%, 06/18/26 (144A)	2,448,000	2,509,942
Texas Instruments, Inc. 3.875%, 03/15/39	2,726,000	2,961,867

		12,288,304

Security Description	Shares/ Principal Amount*	Value

Software—0.5%
Fidelity National Information Services, Inc. 3.750%, 05/21/29	1,823,000	1,935,520
Fiserv, Inc. 3.200%, 07/01/26	5,340,000	5,446,757
Microsoft Corp. 4.100%, 02/06/37	1,000,000	1,140,447

		8,522,724

Telecommunications—2.2%
AT&T, Inc.
3.000%, 06/30/22	3,436,000	3,494,778
4.100%, 02/15/28	4,606,000	4,879,620
4.125%, 02/17/26	1,986,000	2,111,828
4.300%, 02/15/30	1,972,000	2,105,803
4.300%, 12/15/42	1,951,000	1,927,272
4.750%, 05/15/46	1,676,000	1,762,067
Motorola Solutions, Inc. 4.600%, 02/23/28	5,808,000	6,090,827
Rogers Communications, Inc. 4.350%, 05/01/49	4,475,000	4,833,678
Telefonica Emisiones S.A.U.
5.213%, 03/08/47	2,250,000	2,477,883
Verizon Communications, Inc.
3.850%, 11/01/42	6,438,000	6,571,412
4.272%, 01/15/36	3,669,000	3,970,521

		40,225,689

Transportation—0.4%
FedEx Corp.
4.050%, 02/15/48	886,000	849,358
4.100%, 02/01/45	1,600,000	1,525,756
Kansas City Southern 4.700%, 05/01/48	4,470,000	5,002,149

		7,377,263

Trucking & Leasing—0.1%
Avolon Holdings Funding, Ltd. 3.625%, 05/01/22 (144A)	1,429,000	1,448,435

Total Corporate Bonds & Notes (Cost $533,251,961)		554,094,394

Common Stocks—22.6%

Aerospace & Defense—0.1%
Boeing Co. (The)	1,100	400,411
Curtiss-Wright Corp.	5,100	648,363

		1,048,774

Air Freight & Logistics—0.1%
C.H. Robinson Worldwide, Inc. (c)	9,700	818,195
Expeditors International of Washington, Inc.	11,500	872,390

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Air Freight & Logistics—(Continued)
Royal Mail plc	32,332	$87,214

		1,777,799

Auto Components—0.3%
Faurecia S.A.	3,487	161,863
FCC Co., Ltd.	9,100	190,970
Gentex Corp.	40,144	987,944
Hankook Tire & Technology Co., Ltd.	6,349	193,157
Hyundai Mobis Co., Ltd. (d)	1,485	303,325
Keihin Corp.	10,400	149,407
Lear Corp. (c)	4,000	557,080
Linamar Corp.	4,800	179,164
Magna International, Inc.	11,600	577,187
Martinrea International, Inc.	1,529	12,680
NHK Spring Co., Ltd.	25,600	197,295
Nissin Kogyo Co., Ltd.	5,800	80,045
Nokian Renkaat Oyj (d)	21,485	670,939
Stanley Electric Co., Ltd.	15,800	389,525
Sumitomo Electric Industries, Ltd.	38,900	511,882
Tokai Rika Co., Ltd.	4,400	72,773
Topre Corp.	4,300	71,657
Toyota Boshoku Corp.	17,500	230,271
TS Tech Co., Ltd.	2,800	76,514
Unipres Corp.	4,500	74,125
Xinyi Glass Holdings, Ltd.	382,000	401,414

		6,089,217

Automobiles—0.1%
Honda Motor Co., Ltd.	28,900	748,574
Mazda Motor Corp.	11,700	122,508
Peugeot S.A.	13,345	328,899
Suzuki Motor Corp.	6,000	282,415
Yamaha Motor Co., Ltd.	5,600	99,835

		1,582,231

Banks—1.7%
Awa Bank, Ltd. (The)	3,400	81,265
Banco Bilbao Vizcaya Argentaria S.A.	88,853	496,883
Bank Hapoalim B.M. (d)	31,443	234,456
Bank Leumi Le-Israel B.M.	43,871	317,006
Bank of America Corp.	96,200	2,789,800
Bank of China, Ltd. - Class H	936,000	394,567
Bank of Ireland Group plc	26,244	137,579
Barclays plc	384,997	733,864
BB&T Corp.	18,800	923,644
BNP Paribas S.A.	21,537	1,024,695
Chiba Bank, Ltd. (The)	62,000	303,648
China Construction Bank Corp. - Class H	350,000	300,772
Citigroup, Inc.	29,900	2,093,897
Comerica, Inc. (c)	13,600	987,904
Dah Sing Financial Holdings, Ltd.	14,400	67,312
First Interstate BancSystem, Inc. - Class A	3,100	122,791
Hachijuni Bank, Ltd. (The)	61,600	251,656
HSBC Holdings plc	22,548	188,120
ING Groep NV	23,295	270,128

Banks—(Continued)
Iyo Bank, Ltd. (The)	25,400	128,524
Japan Post Bank Co., Ltd.	50,300	510,220
JPMorgan Chase & Co.	45,400	5,075,720
M&T Bank Corp.	5,800	986,406
Mediobanca S.p.A.	59,498	614,003
Mitsubishi UFJ Financial Group, Inc.	129,800	620,517
Mizuho Financial Group, Inc.	308,700	447,865
PNC Financial Services Group, Inc. (The)	11,400	1,564,992
Raiffeisen Bank International AG	4,630	108,629
Royal Bank of Scotland Group plc	276,659	772,398
Shinsei Bank, Ltd.	7,800	121,409
Shizuoka Bank, Ltd. (The)	51,000	376,739
Societe Generale S.A.	21,521	544,576
Standard Chartered plc	84,054	764,848
Sumitomo Mitsui Financial Group, Inc.	20,300	718,823
U.S. Bancorp	25,900	1,357,160
UniCredit S.p.A.	37,793	465,241
Wells Fargo & Co.	78,800	3,728,816

		30,626,873

Beverages—0.5%
Brown-Forman Corp. - Class B (c)	4,200	232,806
Coca-Cola Co. (The)	49,600	2,525,632
Diageo plc	43,254	1,862,701
Heineken NV	11,725	1,308,746
PepsiCo, Inc.	18,800	2,465,244

		8,395,129

Biotechnology—0.5%
AbbVie, Inc.	38,558	2,803,938
Amgen, Inc.	16,960	3,125,389
Biogen, Inc. (d)	5,600	1,309,672
Gilead Sciences, Inc.	26,900	1,817,364

		9,056,363

Building Products—0.2%
Allegion plc	7,700	851,235
Assa Abloy AB - Class B	43,232	978,710
CSW Industrials, Inc.	1,300	88,595
dormakaba Holding AG (d)	835	605,207
Geberit AG	686	320,478
Takasago Thermal Engineering Co., Ltd.	5,000	82,916

		2,927,141

Capital Markets—0.9%
Affiliated Managers Group, Inc.	7,800	718,692
Ameriprise Financial, Inc. (c)	5,800	841,928
ASX, Ltd.	5,544	321,333
Bolsas y Mercados Espanoles SHMSF S.A.	9,103	222,861
CI Financial Corp.	53,800	876,707
Close Brothers Group plc	11,458	206,181
Credit Suisse Group AG (d)	40,140	481,644
Daiwa Securities Group, Inc.	71,700	314,826
Deutsche Bank AG	56,103	432,452
Eaton Vance Corp.	16,100	694,393

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Euronext NV	6,181	$467,769
FactSet Research Systems, Inc. (c)	2,200	630,432
Federated Investors, Inc. - Class B	13,300	432,250
Franklin Resources, Inc. (c)	28,000	974,400
Goldman Sachs Group, Inc. (The)	7,690	1,573,374
Houlihan Lokey, Inc.	1,700	75,701
IG Group Holdings plc	52,667	390,752
Japan Exchange Group, Inc.	20,900	332,961
London Stock Exchange Group plc	12,804	892,101
Macquarie Group, Ltd.	10,345	912,816
Moody’s Corp.	5,400	1,054,674
Morgan Stanley	27,300	1,196,013
Nomura Holdings, Inc.	82,400	292,684
Platinum Asset Management, Ltd.	38,615	131,712
Raymond James Financial, Inc.	13,000	1,099,150
Singapore Exchange, Ltd.	102,300	599,969
State Street Corp.	4,500	252,270
T. Rowe Price Group, Inc.	6,100	669,231

		17,089,276

Chemicals—0.3%
ADEKA Corp.	5,500	81,507
Celanese Corp.	3,300	355,740
Chr Hansen Holding A/S	3,192	300,143
Covestro AG	9,484	482,099
Daicel Corp.	35,000	311,912
Huntsman Corp.	5,400	110,376
Lotte Chemical Corp.	638	139,713
Methanex Corp.	2,600	118,033
Mitsubishi Chemical Holdings Corp.	37,600	263,127
Mitsubishi Gas Chemical Co., Inc.	8,000	106,947
Novozymes A/S - B Shares	8,903	415,129
Petronas Chemicals Group Bhd	91,400	185,816
Shikoku Chemicals Corp.	2,000	20,957
Shin-Etsu Chemical Co., Ltd.	6,800	634,906
Showa Denko KK	3,000	88,967
Sumitomo Seika Chemicals Co., Ltd.	1,300	39,571
Teijin, Ltd.	4,700	80,243
Tosoh Corp.	12,400	174,977
Ube Industries, Ltd.	9,100	189,297
Victrex plc	20,590	568,188
Zeon Corp.	39,700	442,455

		5,110,103

Commercial Services & Supplies—0.1%
Cintas Corp.	3,600	854,244
Copart, Inc. (d)	7,000	523,180
Deluxe Corp. (c)	11,800	479,788
Ennis, Inc.	3,800	77,976
Societe BIC S.A.	6,774	516,817
Transcontinental, Inc. - Class A	18,900	210,569

		2,662,574

Communications Equipment—0.2%
Cisco Systems, Inc.	74,700	4,088,331

Communications Equipment—(Continued)
Ituran Location and Control, Ltd.	6,700	201,603

		4,289,934

Construction & Engineering—0.0%
Hazama Ando Corp.	19,100	128,011
Kandenko Co., Ltd.	8,800	73,632
Kumagai Gumi Co., Ltd.	5,200	153,958
Nichireki Co., Ltd.	2,000	18,549
Taisei Corp.	2,500	90,994

		465,144

Consumer Finance—0.1%
American Express Co.	6,700	827,048
Capital One Financial Corp.	4,800	435,552
Cembra Money Bank AG	2,387	230,414
Synchrony Financial	13,200	457,644

		1,950,658

Containers & Packaging—0.1%
Packaging Corp. of America	14,600	1,391,672
Sonoco Products Co.	4,160	271,814

		1,663,486

Distributors—0.0%
Jardine Cycle & Carriage, Ltd.	6,700	179,742

Diversified Consumer Services—0.1%
H&R Block, Inc. (c)	31,400	920,020

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (d)	5,100	1,087,167
ORIX Corp.	7,500	112,115
RMB Holdings, Ltd.	19,340	115,986
Sofina S.A.	1,212	231,192

		1,546,460

Diversified Telecommunication Services—0.3%
AT&T, Inc.	34,211	1,146,411
Nippon Telegraph & Telephone Corp.	36,700	1,710,331
Swisscom AG	861	432,280
Telenor ASA	43,680	928,230
Verizon Communications, Inc. (c)	24,093	1,376,433

		5,593,685

Electric Utilities—0.2%
Chubu Electric Power Co., Inc.	6,500	91,281
Enel Americas S.A. (ADR)	14,802	131,294
Enel S.p.A.	116,701	815,418
Red Electrica Corp. S.A.	83,290	1,734,045
Terna Rete Elettrica Nazionale S.p.A.	65,681	418,474
Tokyo Electric Power Co. Holdings, Inc. (d)	14,700	76,801

		3,267,313

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—0.6%
AMETEK, Inc.	12,800	$1,162,752
Emerson Electric Co.	31,100	2,074,992
Generac Holdings, Inc. (d)	8,286	575,131
GrafTech International, Ltd.	16,700	192,050
Hubbell, Inc.	12,800	1,669,120
Legrand S.A.	15,950	1,168,759
Rockwell Automation, Inc.	6,100	999,363
Schneider Electric SE	27,747	2,516,862
Sensata Technologies Holding plc (d)	7,500	367,500

		10,726,529

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A	9,400	901,836
FLIR Systems, Inc.	11,500	622,150
Keyence Corp.	1,000	614,539
TE Connectivity, Ltd.	8,300	794,974

		2,933,499

Energy Equipment & Services—0.1%
CARBO Ceramics, Inc. (d)	9,500	12,825
Diamond Offshore Drilling, Inc. (c) (d)	15,800	140,146
Enerflex, Ltd.	7,034	91,581
Liberty Oilfield Services, Inc. - Class A (c)	8,400	135,912
Mammoth Energy Services, Inc.	3,300	22,704
Noble Corp. plc (c) (d)	41,000	76,670
Precision Drilling Corp. (d)	61,000	114,589
ProPetro Holding Corp. (d)	5,300	109,710
TGS Nopec Geophysical Co. ASA	15,540	436,189

		1,140,326

Entertainment—0.2%
Daiichikosho Co., Ltd.	3,400	158,623
Viacom, Inc. - Class B	16,900	504,803
Walt Disney Co. (The)	16,600	2,318,024

		2,981,450

Equity Real Estate Investment Trusts—0.3%
Apple Hospitality REIT, Inc.	54,100	858,026
Host Hotels & Resorts, Inc.	53,800	980,236
Life Storage, Inc.	2,300	218,684
LTC Properties, Inc.	2,660	121,456
Park Hotels & Resorts, Inc.	30,400	837,824
Public Storage	2,900	690,693
RLJ Lodging Trust	7,500	133,050
Simon Property Group, Inc.	9,000	1,437,840
Tanger Factory Outlet Centers, Inc. (c)	10,600	171,826
Weingarten Realty Investors	9,000	246,780

		5,696,415

Food & Staples Retailing—0.0%
Walgreens Boots Alliance, Inc.	3,700	202,279

Food Products—0.4%
Hershey Co. (The)	6,500	871,195
Lamb Weston Holdings, Inc.	19,400	1,229,184

Food Products—(Continued)
Lancaster Colony Corp.	1,200	178,320
Mitsui Sugar Co., Ltd.	6,000	124,162
Nestle S.A.	40,467	4,189,497
Want Want China Holdings, Ltd.	372,000	301,643

		6,894,001

Gas Utilities—0.0%
Osaka Gas Co., Ltd.	14,700	256,406

Health Care Equipment & Supplies—0.5%
Alcon, Inc. (d)	8,232	509,135
Cochlear, Ltd.	1,460	212,378
Danaher Corp.	9,700	1,386,324
DiaSorin S.p.A.	1,583	183,783
Hoya Corp.	12,200	937,118
IDEXX Laboratories, Inc. (d)	1,500	412,995
Medtronic plc	20,500	1,996,495
ResMed, Inc.	3,600	439,308
Smith & Nephew plc	41,003	889,766
Stryker Corp.	7,200	1,480,176
Varian Medical Systems, Inc. (d)	6,300	857,619

		9,305,097

Health Care Providers & Services—0.2%
Quest Diagnostics, Inc.	18,500	1,883,485
UnitedHealth Group, Inc.	9,500	2,318,095

		4,201,580

Health Care Technology—0.0%
Cerner Corp. (c)	10,000	733,000

Hotels, Restaurants & Leisure—0.3%
Choice Hotels International, Inc.	5,000	435,050
KOMEDA Holdings Co., Ltd.	6,200	116,923
McDonald’s Corp.	9,700	2,014,302
Playtech plc	25,015	135,889
Sands China, Ltd.	187,600	899,281
Starbucks Corp.	19,900	1,668,217

		5,269,662

Household Durables—0.1%
Barratt Developments plc	31,074	226,236
Berkeley Group Holdings plc	2,210	104,814
Garmin, Ltd.	15,670	1,250,466
Helen of Troy, Ltd. (d)	1,500	195,885
Nikon Corp.	10,600	150,270
Persimmon plc	11,098	281,471
PulteGroup, Inc.	6,300	199,206
Taylor Wimpey plc	128,835	258,122

		2,666,470

Household Products—0.5%
Church & Dwight Co., Inc.	11,600	847,496
Clorox Co. (The)	4,600	704,306
Colgate-Palmolive Co.	14,900	1,067,883

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—(Continued)
Kimberly-Clark Corp.	10,900	$1,452,752
Procter & Gamble Co. (The)	35,259	3,866,149
Unicharm Corp.	11,000	331,902

		8,270,488

Independent Power and Renewable Electricity Producers—0.0%
TransAlta Renewables, Inc.	18,400	194,601
West Holdings Corp.	8,000	81,091

		275,692

Industrial Conglomerates—0.3%
3M Co.	9,300	1,612,062
Honeywell International, Inc.	10,800	1,885,572
LG Corp.	2,619	174,449
Roper Technologies, Inc.	2,000	732,520
Smiths Group plc	71,518	1,423,719

		5,828,322

Insurance—0.8%
Aegon NV	47,686	237,434
Aflac, Inc.	12,100	663,201
American Equity Investment Life Holding Co.	5,394	146,501
American Financial Group, Inc.	8,179	838,102
American International Group, Inc.	1,716	91,428
American National Insurance Co.	1,312	152,809
ASR Nederland NV	19,915	810,736
Athene Holding, Ltd. - Class A (d)	18,200	783,692
Aviva plc	214,756	1,139,057
Legal & General Group plc	274,354	939,089
Lincoln National Corp.	29,500	1,901,275
Manulife Financial Corp.	73,100	1,328,533
National Western Life Group, Inc. - Class A	300	77,100
NN Group NV	22,257	896,026
Phoenix Holdings, Ltd. (The)	11,120	67,392
Principal Financial Group, Inc.	25,265	1,463,349
Prudential Financial, Inc.	7,400	747,400
Sun Life Financial, Inc.	9,900	409,971
Unum Group	15,400	516,670
Zurich Insurance Group AG	3,894	1,355,939

		14,565,704

Interactive Media & Services—0.7%
Alphabet, Inc. - Class A (d)	3,900	4,222,920
Alphabet, Inc. - Class C (d)	3,860	4,172,313
Auto Trader Group plc	59,773	416,580
carsales.com, Ltd.	36,237	344,828
Facebook, Inc. - Class A (d)	15,500	2,991,500
Kakaku.com, Inc.	12,800	247,760
Mixi, Inc.	12,000	240,343
Rightmove plc	42,356	287,802

		12,924,046

Internet & Direct Marketing Retail—0.5%
Amazon.com, Inc. (d)	3,225	6,106,957

Internet & Direct Marketing Retail—(Continued)
eBay, Inc.	58,200	2,298,900

		8,405,857

IT Services—1.2%
Amdocs, Ltd.	23,003	1,428,256
Automatic Data Processing, Inc.	9,200	1,521,036
Broadridge Financial Solutions, Inc.	6,800	868,224
CGI, Inc. (d)	7,833	602,212
Cielo S.A.	90,200	157,852
Cognizant Technology Solutions Corp. - Class A (c)	33,900	2,148,921
Computershare, Ltd.	44,205	503,882
DXC Technology Co.	7,000	386,050
Fiserv, Inc. (d)	10,900	993,644
FleetCor Technologies, Inc. (d)	1,100	308,935
GreenSky, Inc. - Class A (d)	13,736	168,815
Infosys, Ltd. (ADR) (c)	41,400	442,980
International Business Machines Corp.	23,300	3,213,070
Jack Henry & Associates, Inc. (c)	1,300	174,096
Mamezou Holdings Co., Ltd.	8,700	102,587
MasterCard, Inc. - Class A	5,700	1,507,821
Nomura Research Institute, Ltd.	32,400	520,605
Obic Co., Ltd.	2,200	249,779
Paychex, Inc.	9,800	806,442
PayPal Holdings, Inc. (d)	16,700	1,911,482
Visa, Inc. - Class A (c)	21,400	3,713,970

		21,730,659

Leisure Products—0.0%
Mizuno Corp.	3,600	81,529
Thule Group AB	10,329	255,185

		336,714

Life Sciences Tools & Services—0.1%
Mettler-Toledo International, Inc. (d)	500	420,000
Thermo Fisher Scientific, Inc.	600	176,208
Waters Corp. (d)	3,000	645,720

		1,241,928

Machinery—0.8%
Allison Transmission Holdings, Inc.	30,280	1,403,478
Atlas Copco AB - A Shares	43,284	1,383,643
Caterpillar, Inc.	5,200	708,708
Cummins, Inc.	2,900	496,886
Donaldson Co., Inc.	8,700	442,482
Dover Corp.	5,700	571,140
Fortive Corp.	13,400	1,092,368
Graco, Inc.	8,400	421,512
Hirano Tecseed Co., Ltd.	5,700	88,838
Hosokawa Micron Corp.	1,900	80,402
IDEX Corp.	3,629	624,696
Illinois Tool Works, Inc.	6,500	980,265
IMI plc	34,984	462,126
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,000	74,861
Lincoln Electric Holdings, Inc. (c)	10,300	847,896
Parker-Hannifin Corp.	10,000	1,700,100

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Pentair plc	18,248	$678,826
SKF AB - B Shares	32,328	594,528
Snap-on, Inc. (c)	4,400	728,816
Sumitomo Heavy Industries, Ltd.	3,600	124,195
Tocalo Co., Ltd.	17,700	129,852
Toro Co. (The)	1,713	114,600
Zardoya Otis S.A.	68,050	516,926

		14,267,144

Media—0.3%
AMC Networks, Inc. - Class A (c) (d)	6,900	375,981
Comcast Corp. - Class A	11,200	473,536
Discovery, Inc. - Class A (c) (d)	5,500	168,850
Eutelsat Communications S.A.	606	11,335
Fox Corp. - Class A (d)	22,200	813,408
Mediaset Espana Comunicacion S.A.	31,263	227,622
Metropole Television S.A.	16,471	312,333
Omnicom Group, Inc.	11,400	934,230
ProSiebenSat.1 Media SE	17,564	275,913
Publicis Groupe S.A.	15,461	816,366
RTL Group S.A.	5,041	258,691
SKY Network Television, Ltd.	27,790	22,041
SKY Perfect JSAT Holdings, Inc.	17,600	68,911
Tokyo Broadcasting System Holdings, Inc.	4,500	77,028

		4,836,245

Metals & Mining—0.3%
Anglo American plc	20,258	579,461
Argonaut Gold, Inc. (d)	45,200	61,438
BHP Group plc	31,171	795,558
BHP Group, Ltd.	43,271	1,253,503
Centerra Gold, Inc. (d)	45,900	323,163
Eldorado Gold Corp. (d)	7,980	46,373
Ferrexpo plc	23,500	82,768
Perseus Mining, Ltd. (d)	275,211	113,409
Rio Tinto plc	19,589	1,208,544
Rio Tinto, Ltd.	15,744	1,148,825
Teck Resources, Ltd. - Class B	13,817	318,850
Yamana Gold, Inc.	38,100	96,592

		6,028,484

Multiline Retail—0.0%
Kohl’s Corp. (c)	3,200	152,160
Lifestyle International Holdings, Ltd.	136,500	199,149
Next plc	7,566	531,013

		882,322

Oil, Gas & Consumable Fuels—1.3%
Antero Resources Corp. (d)	6,800	37,604
Beach Energy, Ltd.	100,606	141,893
Bonavista Energy Corp.	63,100	23,610
Cabot Oil & Gas Corp.	10,400	238,784
Callon Petroleum Co. (d)	10,200	67,218
Chevron Corp.	21,981	2,735,316
ConocoPhillips	3,000	183,000

Oil, Gas & Consumable Fuels—(Continued)
DNO ASA	151,919	276,231
Eni S.p.A.	58,829	974,465
Equinor ASA	72,555	1,437,458
Exxon Mobil Corp.	23,000	1,762,490
Galp Energia SGPS S.A.	65,573	1,010,879
Gaztransport Et Technigaz S.A.	4,943	495,515
Gulfport Energy Corp. (d)	11,800	57,938
HollyFrontier Corp.	2,000	92,560
Husky Energy, Inc.	13,900	131,724
Inpex Corp.	38,900	354,574
Japan Petroleum Exploration Co., Ltd.	8,600	200,999
JXTG Holdings, Inc.	14,900	74,460
Lukoil PJSC (ADR)	3,155	265,083
Marathon Petroleum Corp.	13,500	754,380
Novatek PJSC (GDR)	863	182,956
Occidental Petroleum Corp.	9,000	452,520
OMV AG	15,271	744,164
Parex Resources, Inc. (d)	9,700	155,624
PTT PCL (NVDR)	243,400	387,136
Repsol S.A.	48,579	761,555
Royal Dutch Shell plc - A Shares	90,264	2,950,482
Royal Dutch Shell plc - B Shares	53,126	1,732,893
Suncor Energy, Inc.	25,200	786,087
Surge Energy, Inc. (c)	44,300	43,300
Tatneft PJSC (ADR)	2,296	168,412
Tethys Oil AB	14,217	114,323
Total Gabon	33	5,122
Total S.A.	37,024	2,071,534
Tullow Oil plc	55,852	149,482
Valero Energy Corp. (c)	3,600	308,196
Whiting Petroleum Corp. (c) (d)	5,649	105,523
Woodside Petroleum, Ltd.	6,129	156,892

		22,592,382

Paper & Forest Products—0.0%
OJI Holdings Corp.	79,200	458,825

Personal Products—0.4%
Beiersdorf AG	4,181	501,860
Hengan International Group Co., Ltd.	58,500	429,545
Kao Corp.	7,400	564,547
L’Oreal S.A.	4,922	1,402,007
Unilever NV	30,698	1,869,939
Unilever plc	24,255	1,506,184
USANA Health Sciences, Inc. (d)	3,200	254,176

		6,528,258

Pharmaceuticals—1.9%
Astellas Pharma, Inc.	160,100	2,285,931
Bristol-Myers Squibb Co. (c)	59,400	2,693,790
Eli Lilly & Co.	13,500	1,495,665
GlaxoSmithKline plc	144,837	2,899,283
Innoviva, Inc. (c) (d)	6,200	90,272
Jazz Pharmaceuticals plc (d)	2,300	327,888
Johnson & Johnson	38,600	5,376,208

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Merck & Co., Inc.	41,500	$3,479,775
Mylan NV (d)	22,600	430,304
Novartis AG	38,813	3,550,109
Novo Nordisk A/S - Class B	32,514	1,658,532
Pfizer, Inc.	99,800	4,323,336
Recordati S.p.A.	18,856	786,033
Roche Holding AG	14,227	4,002,998
Sanofi	19,036	1,646,783
SIGA Technologies, Inc. (d)	13,100	74,408

		35,121,315

Professional Services—0.4%
Adecco Group AG	2,668	160,345
Bureau Veritas S.A.	40,835	1,008,650
Intertek Group plc	15,506	1,086,310
Intertrust NV	6,029	124,454
McMillan Shakespeare, Ltd.	9,287	79,815
RELX plc	53,516	1,300,665
SGS S.A.	344	876,472
Verisk Analytics, Inc.	4,500	659,070
Wolters Kluwer NV	16,134	1,174,596

		6,470,377

Real Estate Management & Development—0.2%
CK Asset Holdings, Ltd.	147,000	1,147,527
Hang Lung Group, Ltd.	45,000	124,834
Kerry Properties, Ltd.	80,500	338,242
Newmark Group, Inc. - Class A	5,646	50,701
Sun Hung Kai Properties, Ltd.	48,500	823,646
UOL Group, Ltd.	33,100	184,770
Wharf Real Estate Investment Co., Ltd.	52,000	365,306
Wheelock & Co., Ltd.	44,000	315,947

		3,350,973

Road & Rail—0.4%
Canadian National Railway Co.	18,700	1,730,702
Central Japan Railway Co.	10,500	2,106,170
Landstar System, Inc. (c)	11,000	1,187,890
Norfolk Southern Corp.	6,500	1,295,645
Seino Holdings Co., Ltd.	14,800	197,505

		6,517,912

Semiconductors & Semiconductor Equipment—0.6%
Analog Devices, Inc.	13,000	1,467,310
Dialog Semiconductor plc (d)	2,326	93,834
Globalwafers Co., Ltd.	22,000	223,691
Intel Corp.	82,900	3,968,423
Maxim Integrated Products, Inc.	16,100	963,102
Micron Technology, Inc. (d)	17,900	690,761
ON Semiconductor Corp. (d)	8,500	171,785
Siltronic AG	2,161	158,004
SK Hynix, Inc.	3,507	211,259
SUMCO Corp.	12,000	143,674
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	12,000	470,040
Texas Instruments, Inc.	7,200	826,272

Semiconductors & Semiconductor Equipment—(Continued)
United Microelectronics Corp.	287,000	129,006
Xilinx, Inc.	6,900	813,648

		10,330,809

Software—1.3%
Adobe, Inc. (d)	1,300	383,045
ANSYS, Inc. (d)	2,900	593,978
CDK Global, Inc.	9,300	459,792
Check Point Software Technologies, Ltd. (d)	11,800	1,364,198
Citrix Systems, Inc.	10,700	1,050,098
Dassault Systemes SE	3,981	636,028
Fair Isaac Corp. (d)	900	282,618
Intuit, Inc.	4,300	1,123,719
Microsoft Corp.	80,300	10,756,988
Open Text Corp.	3,600	148,558
Oracle Corp.	39,100	2,227,527
Oracle Corp. Japan	8,900	652,255
Sage Group plc (The)	98,876	1,008,843
SAP SE	15,289	2,101,642
Trend Micro, Inc.	3,100	138,480
VMware, Inc. - Class A	3,400	568,514

		23,496,283

Specialty Retail—0.4%
ABC-Mart, Inc.	8,500	554,693
AutoZone, Inc. (d)	600	659,682
Buckle, Inc. (The) (c)	15,305	264,930
Cato Corp. (The) - Class A	6,100	75,152
Home Depot, Inc. (The)	12,900	2,682,813
Industria de Diseno Textil S.A.	21,950	659,491
Ross Stores, Inc. (c)	6,500	644,280
Tiffany & Co. (c)	4,900	458,836
TJX Cos., Inc. (The)	15,400	814,352
Truworths International, Ltd.	25,029	124,407
USS Co., Ltd.	21,700	428,292

		7,366,928

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.	42,900	8,490,768
Brother Industries, Ltd.	8,300	157,218
Catcher Technology Co., Ltd.	32,000	229,597
Samsung Electronics Co., Ltd.	13,504	550,585
Seagate Technology plc	9,600	452,352

		9,880,520

Textiles, Apparel & Luxury Goods—0.3%
Burberry Group plc	18,523	439,445
Capri Holdings, Ltd. (d)	5,500	190,740
Carter’s, Inc. (c)	3,700	360,898
Hermes International	417	300,757
LVMH Moet Hennessy Louis Vuitton SE	3,740	1,592,086
Moncler S.p.A.	11,173	477,701
NIKE, Inc. - Class B	17,300	1,452,335
Pandora A/S	6,666	237,184

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
VF Corp.	7,100	$620,185

		5,671,331

Thrifts & Mortgage Finance—0.0%
Genworth MI Canada, Inc. (c)	15,707	497,039

Tobacco—0.2%
Altria Group, Inc.	21,700	1,027,495
Philip Morris International, Inc.	21,200	1,664,836
Swedish Match AB	6,137	259,376

		2,951,707

Trading Companies & Distributors—0.2%
Diploma plc	8,395	163,356
Fastenal Co.	35,100	1,143,909
ITOCHU Corp.	32,400	620,227
Kanamoto Co., Ltd.	2,400	62,251
Mitsubishi Corp.	12,900	340,547
Mitsui & Co., Ltd.	12,700	207,144
MSC Industrial Direct Co., Inc. - Class A	13,200	980,232
Nishio Rent All Co., Ltd.	3,900	110,372
Sumitomo Corp.	36,400	552,533
Wakita & Co., Ltd.	17,200	166,840

		4,347,411

Transportation Infrastructure—0.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	1,700	177,327
SATS, Ltd.	43,300	167,331
Westshore Terminals Investment Corp.	12,900	216,518

		561,176

Wireless Telecommunication Services—0.2%
KDDI Corp.	35,200	896,775
Mobile TeleSystems PJSC (ADR)	28,700	267,197
NTT DoCoMo, Inc.	74,200	1,731,723
Vodacom Group, Ltd. (c)	53,030	450,639

		3,346,334

Total Common Stocks (Cost $398,937,565)		408,331,821

Mutual Funds—14.8%

Investment Company Securities—14.8%
iShares Core S&P 500 ETF (c)	742,076	218,726,901
iShares MSCI EAFE ETF (c)	203,708	13,389,727
SPDR Bloomberg Barclays High Yield Bond ETF (c)	326,161	35,531,979

Total Mutual Funds (Cost $254,027,912)		267,648,607

Mortgage-Backed Securities—0.9%
Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—0.9%
Flagstar Mortgage Trust 3.500%, 10/25/47 (144A) (a)	2,626,952	2,665,431
JPMorgan Mortgage Trust
3.000%, 05/25/47 (144A) (a)	3,484,890	3,483,133
3.500%, 08/25/47 (144A) (a)	4,277,593	4,340,251
3.500%, 11/25/48 (144A) (a)	4,895,543	4,967,253

Total Mortgage-Backed Securities (Cost $15,453,391)		15,456,068

Asset-Backed Securities—0.3%

Asset-Backed - Other—0.3%
Towd Point Mortgage Trust
2.750%, 10/25/56 (144A) (a)	940,211	943,826
2.750%, 10/25/57 (144A) (a)	4,054,418	4,084,539

Total Asset-Backed Securities (Cost $5,011,617)		5,028,365

U.S. Treasury & Government Agencies—0.1%

U.S. Treasury—0.1%
U.S. Treasury Notes 2.625%, 02/15/29 (Cost $2,080,245)	2,100,000	2,213,285

Preferred Stock—0.0%

Automobiles—0.0%
Porsche Automobil Holding SE (Cost $509,399)	7,981	518,546

Rights—0.0%

Oil, Gas & Consumable Fuels—0.0%
Repsol S.A., Expires 07/09/19 (d) (Cost $27,495)	48,579	26,946

Short-Term Investments—27.6%

Repurchase Agreement—4.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $81,593,701; collateralized by U.S. Treasury Inflation Indexed Notes at 0.125%, maturing 01/15/22, with a market value of $83,221,401.	81,585,543	81,585,543

U.S. Treasury—23.1%
U.S. Treasury Bills
2.034%, 12/05/19 (e)	97,400,000	96,540,898
2.162%, 12/12/19 (e)	60,176,000	59,616,353

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bills
2.223%, 07/11/19 (e)	84,703,000	$84,657,311
2.335%, 11/07/19 (e)	59,270,000	58,834,081
2.379%, 11/21/19 (e)	59,480,000	58,995,651
2.404%, 10/31/19 (e)	59,420,000	59,014,697

		417,658,991

Total Short-Term Investments (Cost $499,025,869)		499,244,534

Securities Lending Reinvestments (b)—5.3%

Certificates of Deposit—1.9%
Banco Santander S.A. 2.590%, 07/16/19	3,000,000	3,000,387
Bank of Montreal (Chicago) 2.590%, SOFR + 0.170%, 02/07/20 (a)	1,000,000	1,000,056
BNP Paribas S.A. New York 2.615%, 3M LIBOR + 0.050%, 11/06/19 (a)	2,000,000	2,000,736
China Construction Bank Corp. 2.670%, 07/18/19	2,000,000	2,000,308
Commonwealth Bank of Australia 2.621%, 1M LIBOR + 0.210%, 09/13/19 (a)	2,000,000	2,000,640
Credit Industriel et Commercial 2.600%, 1M LIBOR + 0.160%, 01/03/20 (a)	1,000,000	1,000,161
Industrial & Commercial Bank of China, Ltd.
2.670%, 07/25/19	2,000,000	2,000,388
2.670%, 08/01/19	2,000,000	2,000,432
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 08/09/19	1,986,950	1,994,540
Mizuho Bank, Ltd.
2.573%, 1M LIBOR + 0.160%, 09/12/19 (a)	1,000,000	1,000,258
2.672%, 3M LIBOR + 0.080%, 07/09/19 (a)	1,000,000	1,000,091
MUFG Bank Ltd. 2.574%, 1M LIBOR + 0.170%, 02/24/20 (a)	2,000,000	2,000,006
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (a)	3,000,000	3,000,867
Societe Generale 2.672%, 3M LIBOR + 0.080%, 07/09/19 (a)	1,000,000	1,000,108
Toronto-Dominion Bank 2.604%, 1M LIBOR + 0.210%, 09/17/19 (a)	5,000,000	5,001,780
Wells Fargo Bank N.A.
2.721%, 3M LIBOR + 0.140%, 07/11/19 (a)	2,000,000	1,999,903
2.796%, 3M LIBOR + 0.210%, 10/25/19 (a)	3,000,000	3,002,379

		35,003,040

Commercial Paper—0.5%
China Construction Bank Corp.
2.650%, 07/26/19	993,522	997,983
2.660%, 07/19/19	993,202	998,485
2.685%, 07/03/19	1,986,575	1,999,276
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (a)	3,000,000	3,000,597

Commercial Paper—(Continued)
Starbird Funding Corp. 2.600%, 07/01/19	999,802	999,795

		7,996,136

Repurchase Agreements—2.8%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $5,622,638; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $5,733,992.	5,621,561	5,621,561
BofA Securities, Inc.
Repurchase Agreement dated 06/28/19 at 2.460%, due on 07/01/19 with a maturity value of $10,002,050; collateralized by various Common Stock with an aggregate market value of $11,000,003.	10,000,000	10,000,000
Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $1,108,071; collateralized by various Common Stock with an aggregate market value of $1,210,000.	1,100,000	1,100,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $1,007,755; collateralized by various Common Stock with an aggregate market value of $1,100,272.	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $4,010,539; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Repurchase Agreement dated 06/28/19 at 2.760%, due on 08/02/19 with a maturity value of $2,055,501; collateralized by various Common Stock with an aggregate market value of $2,255,000.	2,050,000	2,050,000
Goldman Sachs & Co. Repurchase Agreement dated 06/28/19 at 2.510%, due on 07/01/19 with a maturity value of $10,002,092; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 09/20/26 - 04/20/49, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $400,084; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $409,614.	400,000	400,000
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $14,006,969; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $15,320,369.	14,000,000	14,000,000

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-16

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (b)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $2,000,972; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,155,136.	2,000,000	$2,000,000

		50,171,561

Time Deposits—0.1%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	1,000,000
Royal Bank of Canada 2.500%, 07/01/19	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $95,162,561)		95,170,737

Total Investments—102.3% (Cost $1,803,488,015)		1,847,733,303
Other assets and liabilities (net)—(2.3)%		(42,008,362)

Net Assets—100.0%		$1,805,724,941

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(c)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $93,190,530 and the collateral received consisted of cash in the amount of $95,131,612 and non-cash collateral with a value of $179,012. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.
(d)	Non-income producing security.
(e)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $86,457,642, which is 4.8% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	21,065,000	UBSA	07/30/19	USD	14,671,709	$131,613
BRL	34,465,000	JPMC	07/02/19	USD	8,993,529	(18,151)
BRL	34,465,000	UBSA	07/02/19	USD	8,602,076	373,301
BRL	34,465,000	JPMC	08/02/19	USD	8,952,994	(3,139)
CAD	33,790,569	UBSA	07/30/19	USD	25,668,161	152,159
CHF	15,592,000	UBSA	07/30/19	USD	16,030,482	(15,938)
DKK	23,011,000	JPMC	07/30/19	USD	3,524,024	(9,786)
EUR	13,239,000	UBSA	07/30/19	USD	15,125,955	(36,941)
EUR	34,771,000	UBSA	07/30/19	USD	39,422,108	207,781
GBP	22,277,161	UBSA	07/30/19	USD	28,460,232	(129,494)
IDR	127,212,592,000	UBSA	07/30/19	USD	8,955,480	21,328
INR	619,897,000	UBSA	07/30/19	USD	8,878,502	71,100
JPY	8,232,088,344	MSIP	07/30/19	USD	77,165,097	(645,411)
RUB	595,505,000	MSIP	07/30/19	USD	9,416,439	(36,815)
SEK	47,653,000	UBSA	07/30/19	USD	5,154,045	(11,472)
ZAR	123,334,000	UBSA	07/30/19	USD	8,592,183	134,002

Contracts to Deliver
BRL	34,465,000	JPMC	07/02/19	USD	8,979,937	4,560
BRL	34,465,000	UBSA	07/02/19	USD	8,993,529	18,152
GBP	998,100	JPMC	07/24/19	USD	1,273,824	4,880

Cross Currency Contracts to Buy
AUD	98,733,000	UBSA	07/30/19	CAD	90,612,507	144,560

Net Unrealized Appreciation						$356,289

Cash in the amount of $1,160,000 has been received at the custodian bank and held in a segregated account as collateral for forward foreign currency exchange contracts.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-17

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	09/20/19	2,533	EUR	87,793,780	$2,805,733
FTSE 100 Index Futures	09/20/19	318	GBP	23,433,420	417,903
MSCI Emerging Markets Index Mini Futures	09/20/19	511	USD	26,914,370	(188,861)
Nikkei 225 Index Futures	09/12/19	232	JPY	4,932,320,000	265,076
S&P 500 Index E-Mini Futures	09/20/19	1,281	USD	188,576,010	3,721,097
S&P TSX 60 Index Futures	09/19/19	175	CAD	34,219,500	139,796
SPI 200 Index Futures	09/19/19	232	AUD	38,042,200	264,160
U.S. Treasury Long Bond Futures	09/19/19	443	USD	68,928,031	1,686,160
U.S. Treasury Note 2 Year Futures	09/30/19	399	USD	85,856,696	392,061
U.S. Treasury Note 5 Year Futures	09/30/19	270	USD	31,902,188	221,207
U.S. Treasury Ultra Long Bond Futures	09/19/19	115	USD	20,419,688	637,016

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/19/19	(653)	USD	(83,563,594)	(1,159,759)

Net Unrealized Appreciation					$9,201,589

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	2.750%	Quarterly	01/23/29	USD	514,000,000	$36,760,560	$(26,236)	$36,786,796
Pay	3M LIBOR	Quarterly	2.520%	Quarterly	07/23/29	USD	514,000,000	26,666,474	—	26,666,474
Receive	3M LIBOR	Quarterly	2.750%	Quarterly	01/23/29	USD	514,000,000	(36,766,368)	(10,796,067)	(25,970,301)

Totals								$26,660,666	$(10,822,303)	$37,482,969

Glossary of Abbreviations

Counterparties

(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

(SOFR)—	Secured Overnight Financing Rate

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(NVDR)—	Non-Voting Depository Receipts
(REIT)—	Real Estate Investment Trust

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-18

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$554,094,394	$—	$554,094,394
Common Stocks
Aerospace & Defense	1,048,774	—	—	1,048,774
Air Freight & Logistics	1,690,585	87,214	—	1,777,799
Auto Components	2,314,055	3,775,162	—	6,089,217
Automobiles	—	1,582,231	—	1,582,231
Banks	19,631,130	10,995,743	—	30,626,873
Beverages	5,223,682	3,171,447	—	8,395,129
Biotechnology	9,056,363	—	—	9,056,363
Building Products	939,830	1,987,311	—	2,927,141
Capital Markets	11,089,215	6,000,061	—	17,089,276
Chemicals	584,149	4,525,954	—	5,110,103
Commercial Services & Supplies	2,145,757	516,817	—	2,662,574
Communications Equipment	4,289,934	—	—	4,289,934
Construction & Engineering	—	465,144	—	465,144
Consumer Finance	1,720,244	230,414	—	1,950,658
Containers & Packaging	1,663,486	—	—	1,663,486
Distributors	—	179,742	—	179,742
Diversified Consumer Services	920,020	—	—	920,020
Diversified Financial Services	1,087,167	459,293	—	1,546,460
Diversified Telecommunication Services	2,522,844	3,070,841	—	5,593,685
Electric Utilities	131,294	3,136,019	—	3,267,313
Electrical Equipment	7,040,908	3,685,621	—	10,726,529
Electronic Equipment, Instruments & Components	2,318,960	614,539	—	2,933,499
Energy Equipment & Services	704,137	436,189	—	1,140,326
Entertainment	2,822,827	158,623	—	2,981,450
Equity Real Estate Investment Trusts	5,696,415	—	—	5,696,415
Food & Staples Retailing	202,279	—	—	202,279
Food Products	2,278,699	4,615,302	—	6,894,001
Gas Utilities	—	256,406	—	256,406
Health Care Equipment & Supplies	6,572,917	2,732,180	—	9,305,097
Health Care Providers & Services	4,201,580	—	—	4,201,580
Health Care Technology	733,000	—	—	733,000
Hotels, Restaurants & Leisure	4,117,569	1,152,093	—	5,269,662
Household Durables	1,645,557	1,020,913	—	2,666,470
Household Products	7,938,586	331,902	—	8,270,488
Independent Power and Renewable Electricity Producers	194,601	81,091	—	275,692
Industrial Conglomerates	4,230,154	1,598,168	—	5,828,322
Insurance	9,120,031	5,445,673	—	14,565,704
Interactive Media & Services	11,386,733	1,537,313	—	12,924,046
Internet & Direct Marketing Retail	8,405,857	—	—	8,405,857

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-19

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$20,353,806	$1,376,853	$—	$21,730,659
Leisure Products	—	336,714	—	336,714
Life Sciences Tools & Services	1,241,928	—	—	1,241,928
Machinery	10,811,773	3,455,371	—	14,267,144
Media	2,766,005	2,070,240	—	4,836,245
Metals & Mining	846,416	5,182,068	—	6,028,484
Multiline Retail	152,160	730,162	—	882,322
Oil, Gas & Consumable Fuels	8,552,325	14,040,057	—	22,592,382
Paper & Forest Products	—	458,825	—	458,825
Personal Products	254,176	6,274,082	—	6,528,258
Pharmaceuticals	18,291,646	16,829,669	—	35,121,315
Professional Services	659,070	5,811,307	—	6,470,377
Real Estate Management & Development	50,701	3,300,272	—	3,350,973
Road & Rail	4,214,237	2,303,675	—	6,517,912
Semiconductors & Semiconductor Equipment	9,371,341	959,468	—	10,330,809
Software	18,959,035	4,537,248	—	23,496,283
Specialty Retail	5,600,045	1,766,883	—	7,366,928
Technology Hardware, Storage & Peripherals	8,943,120	937,400	—	9,880,520
Textiles, Apparel & Luxury Goods	2,624,158	3,047,173	—	5,671,331
Thrifts & Mortgage Finance	497,039	—	—	497,039
Tobacco	2,692,331	259,376	—	2,951,707
Trading Companies & Distributors	2,124,141	2,223,270	—	4,347,411
Transportation Infrastructure	393,845	167,331	—	561,176
Wireless Telecommunication Services	267,197	3,079,137	—	3,346,334
Total Common Stocks	265,335,834	142,995,987	—	408,331,821
Total Mutual Funds*	267,648,607	—	—	267,648,607
Total Mortgage-Backed Securities*	—	15,456,068	—	15,456,068
Total Asset-Backed Securities*	—	5,028,365	—	5,028,365
Total U.S. Treasury & Government Agencies*	—	2,213,285	—	2,213,285
Total Preferred Stock*	—	518,546	—	518,546
Total Rights*	26,946	—	—	26,946
Total Short-Term Investments*	—	499,244,534	—	499,244,534
Total Securities Lending Reinvestments*	—	95,170,737	—	95,170,737
Total Investments	$533,011,387	$1,314,721,916	$—	$1,847,733,303

Collateral for Securities Loaned (Liability)	$—	$(95,131,612)	$—	$(95,131,612)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,263,436	$—	$1,263,436
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(907,147)	—	(907,147)
Total Forward Contracts	$—	$356,289	$—	$356,289
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,550,209	$—	$—	$10,550,209
Futures Contracts (Unrealized Depreciation)	(1,348,620)	—	—	(1,348,620)
Total Futures Contracts	$9,201,589	$—	$—	$9,201,589
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$63,453,270	$—	$63,453,270
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(25,970,301)	—	(25,970,301)
Total Centrally Cleared Swap Contracts	$—	$37,482,969	$—	$37,482,969

*	See Consolidated Schedule of Investments for additional detailed categorizations.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-20

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,847,733,303
Cash	12,769
Cash denominated in foreign currencies (c)	769,728
Cash collateral (d)	46,576,372
Unrealized appreciation on forward foreign currency exchange contracts	1,263,436
Receivable for:
Investments sold	7,546,800
Fund shares sold	34
Dividends and interest	6,465,886
Variation margin on futures contracts	1,677,183

Total Assets	1,912,045,511
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	907,147
Collateral for securities loaned	95,131,612
Payables for:
Investments purchased	6,524,950
Fund shares redeemed	670,544
Variation margin on centrally cleared swap contracts	938,128
Accrued Expenses:
Management fees	902,523
Distribution and service fees	365,753
Deferred trustees’ fees	204,882
Other expenses	675,031

Total Liabilities	106,320,570

Net Assets	$1,805,724,941

Net Assets Consist of:
Paid in surplus	$1,720,429,839
Distributable earnings (Accumulated losses)	85,295,102

Net Assets	$1,805,724,941

Net Assets
Class B	$1,805,724,941
Capital Shares Outstanding*
Class B	145,993,168
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$12.37

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,803,488,015.
(b)	Includes securities loaned at value of $93,190,530.
(c)	Identified cost of cash denominated in foreign currencies was $767,250.
(d)	Includes collateral of $22,544,903 for futures contracts, $23,413,469 for centrally cleared swap contracts and $618,000 for forward foreign currency exchange contracts.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$9,144,456
Interest	15,957,162
Securities lending income	202,022

Total investment income	25,303,640
Expenses
Management fees	5,511,663
Administration fees	62,489
Custodian and accounting fees	234,594
Distribution and service fees—Class B	2,189,083
Audit and tax services	45,718
Legal	23,941
Trustees’ fees and expenses	31,324
Shareholder reporting	48,924
Insurance	7,131
Miscellaneous	16,949

Total expenses	8,171,816
Less management fee waiver	(103,879)

Net expenses	8,067,937

Net Investment Income	17,235,703

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	(4,752,105)
Futures contracts	21,192,548
Swap contracts	20,421,081
Foreign currency transactions	(110,427)
Forward foreign currency transactions	(1,206,509)

Net realized gain	35,544,588

Net change in unrealized appreciation (depreciation) on:
Investments	140,033,272
Futures contracts	30,235,358
Swap contracts	15,253,814
Foreign currency transactions	(30,651)
Forward foreign currency transactions	816,830

Net change in unrealized appreciation	186,308,623

Net realized and unrealized gain	221,853,211

Net Increase in Net Assets From Operations	$239,088,914

(a)	Net of foreign withholding taxes of $369,098.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-21

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$17,235,703	$31,462,120
Net realized gain (loss)	35,544,588	(34,180,968)
Net change in unrealized appreciation (depreciation)	186,308,623	(151,300,189)

Increase (decrease) in net assets from operations	239,088,914	(154,019,037)

From Distributions to Shareholders
Class B	(26,061,496)	(124,069,560)

Total distributions	(26,061,496)	(124,069,560)

Increase (decrease) in net assets from capital share transactions	(101,100,397)	739,844,294

Total increase in net assets	111,927,021	461,755,697

Net Assets
Beginning of period	1,693,797,920	1,232,042,223

End of period	$1,805,724,941	$1,693,797,920

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	247,691	$2,934,860	1,645,811	$20,326,961
Shares issued through acquisition (a)	0	0	72,133,926	897,346,043
Reinvestments	2,157,408	26,061,496	10,478,848	124,069,560
Redemptions	(11,004,216)	(130,096,753)	(25,319,031)	(301,898,270)

Net increase (decrease)	(8,599,117)	$(101,100,397)	58,939,554	$739,844,294

Increase (decrease) derived from capital shares transactions		$(101,100,397)		$739,844,294

(a)	See Note 10 of the Notes to Consolidated Financial Statements

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-22

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.96		$12.88	$11.58	$11.27	$11.84	$11.57

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.22	0.14	0.13 (b)	0.11	0.15
Net realized and unrealized gain (loss)	1.47		(1.37)	1.50	0.50	(0.20)	0.71

Total income (loss) from investment operations	1.59		(1.15)	1.64	0.63	(0.09)	0.86

Less Distributions
Distributions from net investment income	(0.18)		(0.18)	(0.10)	(0.16)	(0.12)	(0.16)
Distributions from net realized capital gains	0.00		(0.59)	(0.24)	(0.16)	(0.36)	(0.43)

Total distributions	(0.18)		(0.77)	(0.34)	(0.32)	(0.48)	(0.59)

Net Asset Value, End of Period	$12.37		$10.96	$12.88	$11.58	$11.27	$11.84

Total Return (%) (c)	14.55	(d)	(9.42)	14.29	5.65	(0.88)	7.74

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	(e)	0.93	0.95	0.96	0.97	0.99
Net ratio of expenses to average net assets (%) (f)(g)	0.92	(e)	0.91	0.95	0.96	0.97	0.99
Ratio of net investment income to average net assets (%)	1.97	(e)	1.86	1.15	1.17 (b)	0.89	1.30
Portfolio turnover rate (%)	39	(d)	77	108	106	78	85
Net assets, end of period (in millions)	$1,805.7		$1,693.8	$1,232.0	$1,151.0	$1,096.8	$956.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net asset was 0.01% and less than 0.01% for the years ended December 31, 2018 and 2017, respectively.

See accompanying notes to consolidated financial statements.

BHFTI-23

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Schroders Global Multi-Asset Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered one class of shares: Class B shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—Schroders Global Multi-Asset Portfolio, Ltd.

The Portfolio may invest up to 10% of its total assets in the Schroders Global Multi-Asset Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary’s inception date is April 23, 2012 and it invests primarily in commodity derivatives, exchange-traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by Schroder Investment Management North America Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2019, the Portfolio held $10,690 in the Subsidiary, representing less than 1.0% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-24

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-25

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to adjustments to prior period accumulated balances and merger related adjustments. These adjustments have no impact on net assets or the results of operations.

BHFTI-26

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $81,585,543. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $50,171,561. The combined value of all repurchase agreements is included as part of investments at value on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Consolidated Schedule of Investments and the valuation techniques are described in Note 3. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Consolidated Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Consolidated Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of

BHFTI-27

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(20,158,081)	$—	$—	$—	$(20,158,081)
Corporate Bonds & Notes	(11,385,220)	—	—	—	(11,385,220)
Mutual Funds	(63,588,311)	—	—	—	(63,588,311)
Total	$(95,131,612)	$—	$—	$—	$(95,131,612)
Total Borrowings	$(95,131,612)	$—	$—	$—	$(95,131,612)
Gross amount of recognized liabilities for securities lending transactions					$(95,131,612)

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective.

During the period, the Portfolio’s investment in equity and interest rate futures were used investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

BHFTI-28

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The

BHFTI-29

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Equity Swaps: Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked-to-market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (c)	$63,453,270	Unrealized depreciation on centrally cleared swap contracts (a) (c)	$25,970,301
	Unrealized appreciation on futures contracts (b) (c)	2,936,444	Unrealized depreciation on futures contracts (b) (c)	1,159,759
Equity	Unrealized appreciation on futures contracts (b) (c)	7,613,765	Unrealized depreciation on futures contracts (b) (c)	188,861
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,263,436	Unrealized depreciation on forward foreign currency exchange contracts	907,147

		$75,266,915		$28,226,068

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(c)	Financial instrument not subject to a master netting agreement.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2019.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
JPMorgan Chase Bank N.A.	$9,440	$(9,440)	$—	$—
UBS AG	1,253,996	(193,845)	(1,060,151)	—

	$1,263,436	$(203,285)	$(1,060,151)	$—

BHFTI-30

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2019.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
JPMorgan Chase Bank N.A.	$31,076	$(9,440)	$—	$21,636
Morgan Stanley & Co. International plc	682,226	—	(618,000)	64,226
UBS AG	193,845	(193,845)	—	—

	$907,147	$(203,285)	$(618,000)	$85,862

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(1,206,509)	$(1,206,509)
Futures contracts	6,089,974	15,102,574	—	21,192,548
Swap contracts	20,421,081	—	—	20,421,081

	$26,511,055	$15,102,574	$(1,206,509)	$40,407,120

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$816,830	$816,830
Futures contracts	841,004	29,394,354	—	30,235,358
Swap contracts	15,253,814	—	—	15,253,814

	$16,094,818	$29,394,354	$816,830	$46,306,002

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$432,458,590
Futures contracts long	572,596,153
Futures contracts short	(67,784,093)
Swap contracts	1,028,000,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the

BHFTI-31

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$5,806,361	$475,387,129	$3,796,226	$534,748,547

BHFTI-32

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$5,511,663	0.680%	First $100 million
	0.660%	$100 million to $250 million
	0.640%	$250 million to $750 million
	0.620%	$750 million to $1.5 billion
	0.600%	Over $1.5 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Schroder Investment Management North America Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.010%	First $100 million
(0.010)%	$100 million to $200 million
0.010%	$750 million to $1.25 billion
0.040%	$1.25 billion to $1.5 billion
0.020%	$1.5 billion to $1.75 billion
0.050%	Over $1.75 billion

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee.

BHFTI-33

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,804,869,647

Gross unrealized appreciation	144,970,983
Gross unrealized depreciation	(55,276,009)

Net unrealized appreciation (depreciation)	$89,694,974

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$82,350,754	$13,595,369	$41,718,806	$18,512,843	$124,069,560	$32,108,212

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$28,149,876	$—	$(80,327,979)	$(75,362,767)	$(127,540,870)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had accumulated short-term capital losses of $75,362,767.

10. Acquisition

At the close of business on April 27, 2018, the Portfolio, with Class B net assets of $1,162,561,734, acquired all of the assets and liabilities of Schroders Global Multi-Asset Portfolio II of the Trust (“Portfolio II”).

The acquisition was accomplished by a tax-free exchange of 72,133,926 Class B shares of the Portfolio (valued at $897,346,043) for 85,908,525 Class B shares of Portfolio II. Each shareholder of Portfolio II received shares of the Portfolio with the same class designation and at the respective Class NAV, as determined at the close of business on April 27, 2018. The transaction was part of a restructuring designed to eliminate the offering of overlapping portfolios in the Brighthouse Financial, Inc. family of funds with similar investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts that are offered by MetLife and insurance company affiliates of Brighthouse Financial, Inc. Some of the investments held by Portfolio II may have been purchased or sold prior to the acquisition for the purpose of complying with the anticipated investment policies or limitations of the Portfolio after the acquisition. If such purchases or sales occurred, the transaction costs were borne by Portfolio II. All other costs associated with the merger were not borne by the shareholders of either portfolio.

Portfolio II Fund’s net assets on April 27, 2018, were $897,346,043 for Class B shares, including investments valued at $894,510,898 with a cost basis of $912,864,833. For financial reporting purposes, assets received, liabilities assumed and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received by the Portfolio from Portfolio II were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of the Portfolio immediately after the acquisition were $2,059,907,777 which included $18,366,960 of acquired unrealized depreciation on investments and foreign currency transactions.

BHFTI-34

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2019—(Continued)

Assuming the acquisition had been completed on January 1, 2018, the Portfolio’s pro-forma results of operations for the year ended December 31, 2018 would have been as follows:

Net Investment income	$36,997,172	(a)
Net realized and unrealized loss on investments	(215,923,288	)(b)

Net decrease in net assets from operations	$(178,926,116)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Portfolio II that have been included in the Portfolio’s Consolidated Statement of Operations since April 30, 2018.

(a)	$31,462,120 net investment income as reported at December 31, 2018, plus $5,393,806 from Portfolio II pre-merger net investment income, less $4,583 in lower net advisory fees, plus $145,829 of pro-forma eliminated other expenses.
(b)	$95,057,309 unrealized depreciation included within distributable earnings (accumulated losses) at December 31 2018, minus $76,503,246 pro-forma December 31, 2017 unrealized appreciation, plus $34,180,968 net realized loss as reported at December 31, 2018, less $10,181,765 in net realized loss from Portfolio II pre-merger.

BHFTI-35

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Managed by SSGA Funds Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

Since inception on April 29, 2019 through June 30, 2019 (the “period”), the Class A, B shares of the SSGA Emerging Markets Enhanced Index Portfolio returned -2.20% and -2.20%, respectively. The Portfolio’s benchmark, MSCI Emerging Markets Index1, returned -1.80%.

MARKET ENVIRONMENT / CONDITIONS

There is an investment adage that equity markets have a tendency to ride the elevator on the way down and then take the stairs on the way back up. The tech crash in the early 2000s and the global financial crisis each bore this out: investors had to wait nearly four years to recover from losses incurred during the tech crash, and it took approximately three years to recoup the wealth that was eviscerated during the global financial crisis. The market downturn in late 2018 was not quite as severe as these episodes. Nevertheless, the recovery underway so far in 2019 is putting that investment adage to the test. After a vigorous rally in the first quarter of 2019, many markets were within spitting distance of the highs notched during the summer and fall of 2018.

Analysts and investors who were focused on the relentless wave of economic growth downgrades issued by formidable institutions might well have been skeptical that such a rally could take shape. The International Monetary Fund (the “IMF”) kicked off the pessimistic pronouncements in January when it downgraded global growth projections, citing the effects of tariff increases in the U.S. and China as well as specific weakness in Germany, Italy and Turkey. The Bank of Canada lowered output expectations due to the effects on that economy of lower oil prices. The European Commission, which now sees only 1.3% growth in Europe in 2019, echoed the IMF in citing substantial risks to the global economy. Confronted by near-term Brexit uncertainty, a weaker global backdrop and tighter financial and credit conditions, the Bank of England shifted its 2019 forecast for the United Kingdom down to only 1.2%. The list goes on with the Reserve Bank of Australia, the European Central Bank and the U.S. Federal Reserve all ratcheting down their expectations for growth during the early months of 2019. The dour sentiment associated with near-term growth projections represented only one side of a very important two-sided coin. The concomitant effect of lowered growth expectations was a global about-face on the part of central banks and a reason to shift away from their tilt toward tighter monetary policy. That shift, together with skeptical sentiment, less-than-aggressive positioning, and economic data that was sufficiently mixed to ward off immediate recession fears, allowed many equity and commodity markets to print double-digit advances during the first quarter of 2019.

April marked another solid month for growth assets as investors embraced optimism about trade policy between the U.S. and China and earnings results continued to outpace analyst estimates. The S&P 500 Index closed the month at a new all-time high. But as quick as the monthly calendar turned, investors were met with increasingly uncomfortable developments. On the very first day of May, Federal Reserve Chair Jerome Powell pushed back on market expectations for interest rate cuts by suggesting that recent low levels of inflation were likely transitory. From there, trade conflict between the U.S. and the rest of the world took center stage; battering equity markets while flattering bonds. But as May turned to June, liquidity-driven animal spirits returned and sent the S&P 500 Index to new all-time highs while many global bond yields plumbed new all-time lows. Another wave of central bank accommodation was the proximate source of the moves with both the European Central Bank and the Federal Reserve indicating that further policy tools and interest rate cuts would be used to support economic growth.

That support was more than enough to help financial assets recover from a challenging May with global equities, as measured by the MSCI All Country World Index, advancing 3.6% for the second quarter and global bonds, as measured by the FTSE World Government Bond Index, delivering nearly identical results (+3.6%). Across commodity markets, the ongoing trade tensions, geopolitical risk and monetary policy guidance also moved markets. Notable examples included some stark and shifting assessments of prices for oil and gold. Oil prices fell into a bear market during May’s trade-induced weakness but then recovered to finish the quarter just below levels prevailing at the start of the quarter. Gold prices were relatively range-bound in both April and May but rocketed higher in June, eclipsing $1,400 per ounce, amidst the ongoing easing tilt on the part of global central banks.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The SSGA Emerging Markets Enhanced Index Portfolio underperformed its benchmark by approximately 25 basis points, net of fees, over the period. During the two months since inception of the Portfolio, the quantitative model utilized in managing the Portfolio showed positive efficacy with both sentiment and quality factors contributing positively. Our model is a multifactor stock selection model that evaluates the value, quality and sentiment prospects of every stock within the investable universe. Valuation based metrics ended the period flat, while the Portfolio’s tilt towards lower risk names detracted. From a regional perspective, the model added value in EMEA and Asia Pacific driven by strong performance in sentiment factors. In Latin America, the model underperformed as a result of negative contributions from quality-based metrics. The dynamic component of the model also detracted in the region.

From a sector perspective, stock selection in the Information Technology (“IT”) and Consumer Discretionary sectors was the largest positive contribution to excess return. In the IT sector, an underweight to SK Hynix aided performance relative to the Index after the chip company’s shares dropped sharply in the second week of May after announcing that operating income in the first quarter fell by 68%. SK Hynix is a supplier of memory chips used in smartphones and data centers and the explanation given is that customers have been working through their high inventory of memory chips. In

BHFTI-1

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Managed by SSGA Funds Management, Inc.

Portfolio Manager Commentary*—(Continued)

the Consumer Discretionary sector, HLB shares dropped by 52% on June 28th after the company announced that a new gastric cancer drug failed a phase 3 global trial. The stock was down 57.4% during the quarter. Although this security is only 4 BPs of the benchmark, it is not held in the Portfolio, and thus contributed to the Portfolio’s excess return relative to the Index.

Stock selection in the Consumer Staples and Industrials sectors was the largest negative contribution to Portfolio performance relative to the Index. In the Consumer Staples sector, an underweight to the convenience store operator CP All Public detracted from relative performance after the Taiwanese food retailor rallied 17% since May 1, 2019 on strong revenue and gross margin growth. In the Industrials sector, an overweight to Sinotruk Hong Kong detracted from relative performance. The truck and bus manufacturer’s stock was down 20% over the same period as escalations in the tariff dispute between the U.S. and China had begun to negatively impact sentiment in the Chinese Industrials sector.

From a country perspective, as of period end, the strategy favored Korea and Taiwan and was underweight Qatar and Brazil. As of period end, from a sector perspective, the strategy was overweight the Consumer Discretionary and Financials sectors while being underweight the Healthcare and Consumer Staples sectors.

Robert Luiso

Simon Roe

Portfolio Managers

SSGA Funds Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EMERGING MARKETS INDEX

CUMULATIVE RETURNS (%) (FOR THE PERIOD ENDED JUNE 30, 2019)

Since Inception[2]
SSGA Emerging Markets Enhanced Index Portfolio
Class A	-2.20
Class B	-2.20
MSCI Emerging Markets Index	-1.80

1 The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

2 Inception date of the Class A and Class B shares was 04/29/19. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
iShares MSCI India ETF	8.5
Tencent Holdings, Ltd.	4.8
Samsung Electronics Co., Ltd.	4.2
Alibaba Group Holding, Ltd. (ADR)	4.1
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5
Naspers, Ltd. - N Shares	1.9
China Construction Bank Corp. - Class H	1.7
Ping An Insurance Group Co. of China, Ltd. - Class H	1.4
iShares MSCI Saudi Arabia ETF	1.4
China Mobile, Ltd.	1.2

Top Countries

% of Net Assets
China	30.2
South Korea	12.6
Taiwan	10.7
India	8.8
Brazil	7.5
South Africa	5.7
Russia	4.1
Thailand	2.7
Mexico	2.5
Indonesia	2.3

BHFTI-3

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 29, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

SSGA Emerging Markets Enhanced Index Portfolio		Annualized Expense Ratio	Beginning Account Value April 29, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** April 29, 2019 to June 30, 2019
Class A (a)	Actual	0.84%	$1,000.00	$978.00	$1.43
	Hypothetical*	0.84%	$1,000.00	$1,007.18	$1.46

Class B (a)	Actual	1.09%	$1,000.00	$978.00	$1.86
	Hypothetical*	1.09%	$1,000.00	$1,006.75	$1.89

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent two month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (63 days) in the most recent two month period, divided by 365 (to reflect the two month period).

(a)	Commencement of operations was April 29, 2019.

BHFTI-4

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—86.2% of Net Assets

Security Description	Shares	Value

Argentina—0.3%
Banco Macro S.A. (ADR)	13,100	$954,335
Grupo Financiero Galicia S.A. (ADR)	3,900	138,450

		1,092,785

Brazil—7.0%
Ambev S.A. (ADR)	368,000	1,718,560
Atacadao S.A.	29,600	169,585
B3 S.A. - Brasil Bolsa Balcao	47,500	463,378
Banco Bradesco S.A. (ADR)	401,100	3,938,802
Banco BTG Pactual S.A.	63,000	834,761
Banco do Brasil S.A.	52,100	731,852
Banco Santander Brasil S.A. (ADR)	83,000	985,210
BB Seguridade Participacoes S.A.	36,600	308,626
Braskem S.A. (ADR) (a)	15,600	285,792
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	63,800	776,446
Construtora Tenda S.A.	33,200	206,638
Cosan, Ltd. A Shares	34,900	466,264
EcoRodovias Infraestrutura e Logistica S.A.	165,400	463,471
EDP - Energias do Brasil S.A.	21,600	106,314
Engie Brasil Energia S.A.	59,600	674,699
Estacio Participacoes S.A.	23,000	173,700
IRB Brasil Resseguros S/A	36,300	931,145
Itau Unibanco Holding S.A. (ADR)	372,900	3,512,718
Lojas Renner S.A.	23,800	292,298
Mahle-Metal Leve S.A.	21,500	138,408
MRV Engenharia e Participacoes S.A.	42,000	214,050
Petroleo Brasileiro S.A. (ADR)	157,400	2,450,718
SLC Agricola S.A.	49,900	229,621
Smiles Fidelidade S.A.	3,300	36,094
Sul America S.A.	51,700	505,159
Tim Participacoes S.A. (ADR)	9,200	137,724
Transmissora Alianca de Energia Eletrica S.A.	20,300	143,582
Tupy S.A.	56,000	304,650
Vale S.A. (ADR)	187,700	2,522,688

		23,722,953

Chile—0.9%
Banco de Chile	3,547,935	523,060
Cencosud S.A.	154,804	303,840
Cia Cervecerias Unidas S.A.	35,346	498,138
Cia Cervecerias Unidas S.A. (ADR)	8,900	251,425
Colbun S.A.	1,364,365	281,883
Enel Americas S.A. (ADR)	97,200	862,164
Enel Chile S.A.	1,069,787	101,670
Inversiones La Construccion S.A.	5,453	90,942

		2,913,122

China—30.2%
AAC Technologies Holdings, Inc.	13,500	76,867
Agile Group Holdings, Ltd.	70,000	93,859
Agricultural Bank of China, Ltd. - Class H	1,593,000	665,803
Air China, Ltd. - Class H	486,000	486,900
Alibaba Group Holding, Ltd. (ADR) (a)	81,300	13,776,285
Angang Steel Co., Ltd. - Class H	1,019,600	465,535
Anhui Conch Cement Co., Ltd. - Class H	194,000	1,216,903

China—(Continued)
Anhui Expressway Co., Ltd. - Class H	78,000	48,151
ANTA Sports Products, Ltd.	101,000	690,611
Autohome, Inc. (ADR) (a)	9,900	847,638
BAIC Motor Corp., Ltd. - Class H	214,000	133,733
Baidu, Inc. (ADR) (a)	13,400	1,572,624
Bank of China, Ltd. - Class H	6,528,000	2,751,852
Bank of Communications Co., Ltd. - Class H	1,290,000	977,316
Baozun, Inc. (ADR) (a)	12,200	608,292
Beijing Capital International Airport Co., Ltd. - Class H	106,000	92,820
BYD Electronic International Co., Ltd.	427,500	610,738
China Agri-Industries Holdings, Ltd.	201,000	64,646
China Construction Bank Corp. - Class H	6,711,000	5,767,082
China Everbright Bank Co., Ltd. - Class H	502,000	230,060
China Everbright, Ltd.	368,000	542,081
China Evergrande Group	294,000	821,667
China Galaxy Securities Co., Ltd. - Class H	524,000	311,027
China Lesso Group Holdings, Ltd.	295,000	236,479
China Life Insurance Co., Ltd. - Class H	275,000	674,333
China Lilang, Ltd.	40,000	36,781
China Longyuan Power Group Corp., Ltd. - Class H	57,000	36,616
China Medical System Holdings, Ltd.	52,000	47,745
China Merchants Bank Co., Ltd. - Class H	385,500	1,924,887
China Mobile, Ltd.	447,000	4,068,774
China National Building Material Co., Ltd. - Class H	1,128,000	984,792
China Oriental Group Co., Ltd.	670,000	390,855
China Overseas Land & Investment, Ltd.	64,000	236,170
China Pacific Insurance Group Co., Ltd. - Class H	37,800	147,949
China Petroleum & Chemical Corp. - Class H	2,022,000	1,376,929
China Power International Development, Ltd.	819,000	200,250
China Railway Construction Corp., Ltd. - Class H	70,500	86,576
China Railway Group, Ltd. - Class H	933,000	708,515
China Reinsurance Group Corp. - Class H	632,000	112,532
China Resources Cement Holdings, Ltd.	566,000	546,942
China Resources Land, Ltd.	128,000	561,433
China Resources Pharmaceutical Group, Ltd.	133,000	150,168
China Resources Power Holdings Co., Ltd.	398,000	580,560
China Shenhua Energy Co., Ltd. - Class H	508,000	1,061,500
China Shineway Pharmaceutical Group, Ltd.	52,000	47,153
China Telecom Corp., Ltd. - Class H	2,052,000	1,033,268
China Traditional Chinese Medicine Holdings Co., Ltd.	218,000	106,152
China Vanke Co., Ltd. - Class H	74,100	278,131
Chlitina Holding, Ltd.	12,000	103,524
Chongqing Rural Commercial Bank Co., Ltd. - Class H	474,000	258,175
Citic Pacific, Ltd.	489,000	703,493
CNOOC, Ltd.	1,510,000	2,597,861
Consun Pharmaceutical Group, Ltd.	58,000	39,800
Cosco Shipping Energy Transportation Co., Ltd. - Class H	198,000	117,212
Country Garden Holdings Co., Ltd.	726,000	1,099,769
CSPC Pharmaceutical Group, Ltd.	308,000	494,650
Ctrip.com International, Ltd. (ADR) (a)	13,200	487,212
Far East Horizon, Ltd.	663,000	678,743
Fosun International, Ltd.	331,000	440,266
Future Land Development Holdings, Ltd.	700,000	922,045
Geely Automobile Holdings, Ltd.	391,000	671,013
Great Wall Motor Co., Ltd. - Class H	186,000	133,100
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	36,000	162,449
Guangzhou R&F Properties Co., Ltd. - Class H	366,800	706,360

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Haitian International Holdings, Ltd.	15,000	$31,052
Hengan International Group Co., Ltd.	119,500	877,446
Hollysys Automation Technologies, Ltd.	24,800	471,200
Hua Hong Semiconductor, Ltd.	161,000	312,488
Huatai Securities Co., Ltd. - Class H	27,200	46,862
Industrial & Commercial Bank of China, Ltd. - Class H	5,358,000	3,901,043
JD.com, Inc. (ADR) (a)	41,300	1,250,977
Jiangsu Expressway Co., Ltd. - Class H	598,000	850,456
Kasen International Holdings, Ltd.	196,000	142,806
Lenovo Group, Ltd.	174,000	134,759
LexinFintech Holdings, Ltd. (ADR) (a)	10,200	113,832
Logan Property Holdings Co., Ltd.	514,000	833,636
Longfor Group Holdings, Ltd.	24,500	92,466
Lonking Holdings, Ltd.	392,000	104,631
Maanshan Iron & Steel Co., Ltd. - Class H	78,000	30,981
Metallurgical Corp. of China, Ltd. - Class H	240,000	64,099
Momo, Inc. (ADR)	5,200	186,160
NetEase, Inc. (ADR)	7,000	1,790,390
New Oriental Education & Technology Group, Inc. (ADR) (a)	1,600	154,528
PetroChina Co., Ltd. - Class H	582,000	320,219
PICC Property & Casualty Co., Ltd. - Class H	808,000	869,660
Ping An Insurance Group Co. of China, Ltd. - Class H	400,000	4,814,296
Poly Property Group Co., Ltd.	83,234	30,523
Qudian, Inc. (ADR) (a)	8,900	66,750
Shanghai Industrial Holdings, Ltd.	54,000	117,207
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	25,700	50,557
Shenzhen Expressway Co., Ltd. - Class H	414,000	496,883
Shenzhou International Group Holdings, Ltd.	69,300	949,358
Shimao Property Holdings, Ltd.	203,000	615,999
Sihuan Pharmaceutical Holdings Group, Ltd.	1,829,000	413,149
SINA Corp. (a)	900	38,817
Sinopec Engineering Group Co., Ltd. - Class H	369,000	313,167
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	1,302,000	517,256
Sinopharm Group Co., Ltd. - Class H	191,200	673,767
Sinotruk Hong Kong, Ltd.	257,500	446,270
Sun Art Retail Group, Ltd.	123,500	117,078
Sunac China Holdings, Ltd.	19,000	93,555
TAL Education Group (ADR) (a)	24,700	941,070
Tencent Holdings, Ltd.	360,600	16,313,730
Tian Ge Interactive Holdings, Ltd. (a)	66,231	15,861
Tianneng Power International, Ltd.	274,000	220,752
Uni-President China Holdings, Ltd.	121,000	134,783
Vipshop Holdings, Ltd. (ADR) (a)	19,800	170,874
Want Want China Holdings, Ltd.	832,000	674,642
Weichai Power Co., Ltd. - Class H	544,000	920,747
Xtep International Holdings, Ltd.	172,500	103,654
Yuexiu Property Co., Ltd.	1,120,000	254,152
Yuexiu Transport Infrastructure, Ltd.	184,000	150,322
Yum China Holdings, Inc.	28,300	1,307,460
Yuzhou Properties Co., Ltd.	72,000	33,880
YY, Inc. (ADR) (a)	1,000	69,690
Zhongsheng Group Holdings, Ltd.	82,000	228,682
ZTE Corp. - Class H (a)	90,800	260,341

		102,238,615

Colombia—0.2%
Almacenes Exito S.A.	9,183	47,665
Ecopetrol S.A.	535,787	486,852
Interconexion Electrica S.A. ESP	31,998	177,839

		712,356

Czech Republic—0.2%
Komercni Banka A/S	7,313	291,398
Moneta Money Bank	68,553	235,068
O2 Czech Republic A.S.	18,145	179,777

		706,243

Greece—0.3%
Aegean Airlines S.A.	2,529	23,437
Hellenic Telecommunications Organization S.A. (a)	13,751	203,411
JUMBO S.A.	13,134	253,890
OPAP S.A.	51,807	580,261

		1,060,999

Hong Kong—0.2%
Bosideng International Holdings, Ltd.	596,000	165,686
Sino Biopharmaceutical, Ltd.	261,000	267,654
SSY Group, Ltd.	118,000	106,175
Xinyi Glass Holdings, Ltd.	58,000	60,947

		600,462

Hungary—0.3%
Magyar Telekom Telecommunications plc	42,755	63,392
MOL Hungarian Oil & Gas plc	50,601	561,719
OTP Bank	6,851	272,557

		897,668

India—0.3%
Dr Reddy’s Laboratories, Ltd. (ADR)	6,600	247,302
Infosys, Ltd. (ADR)	42,000	449,400
Vedanta, Ltd. (ADR)	24,500	249,165

		945,867

Indonesia—2.3%
Adaro Energy Tbk PT	2,292,600	220,822
Astra International Tbk PT	2,138,200	1,127,915
Bank Central Asia Tbk PT	270,700	574,870
Bank Negara Indonesia Persero Tbk PT	1,485,200	968,057
Bank Rakyat Indonesia Persero Tbk PT	5,655,100	1,745,810
Gudang Garam Tbk PT	10,500	57,141
Indofood CBP Sukses Makmur Tbk PT	376,300	270,278
Indofood Sukses Makmur Tbk PT	1,434,700	713,631
Perusahaan Gas Negara Tbk PT	3,137,300	468,680
Telekomunikasi Indonesia Persero Tbk PT (ADR)	53,600	1,567,264
United Tractors Tbk PT	9,124	18,207
Waskita Beton Precast Tbk PT	260,731	7,387

		7,740,062

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Luxembourg—0.1%
Ternium S.A. (ADR)	19,800	$444,114

Malaysia—1.8%
AirAsia Group Bhd	306,700	202,646
Alliance Bank Malaysia Bhd	173,300	157,762
AMMB Holdings Bhd	207,700	212,706
Astro Malaysia Holdings Bhd	472,500	165,806
Berjaya Sports Toto Bhd	333,100	222,485
Bermaz Auto Bhd	166,300	107,066
Carlsberg Brewery Malaysia Bhd	48,900	303,644
DiGi.Com Bhd	136,000	166,195
Genting Malaysia Bhd	285,600	223,981
George Kent Malaysia BHD	339,700	93,111
Hong Leong Bank Bhd	26,500	121,851
Hong Leong Financial Group Bhd	83,000	372,367
Malayan Banking Bhd	58,600	125,980
MISC Bhd	193,200	334,841
Muhibbah Engineering M Bhd	143,300	96,034
Petronas Chemicals Group Bhd	412,400	838,410
Public Bank Bhd	81,300	452,573
RHB Bank Bhd	482,100	652,140
Supermax Corp. Bhd	1,138,500	460,185
Telekom Malaysia Bhd	187,000	181,017
Tenaga Nasional Bhd	196,700	659,068
YTL Power International Bhd	302,000	59,963

		6,209,831

Mexico—2.5%
America Movil S.A.B. de C.V.	2,979,200	2,171,488
Fomento Economico Mexicano S.A.B. de C.V.	110,200	1,066,188
Gruma S.A.B. de C.V.	53,205	500,484
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	7,100	43,387
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	13,300	138,503
Grupo Financiero Banorte S.A.B. de C.V. - Class O	271,600	1,577,491
Grupo Herdez S.A.B. de C.V.	24,400	52,274
Grupo Mexico S.A.B. de C.V. - Series B	204,900	545,724
Industrias Bachoco S.A.B. de C.V.	17,800	74,367
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	227,100	421,810
Mexichem S.A.B. de C.V.	235,200	495,184
Wal-Mart de Mexico S.A.B. de C.V.	566,700	1,546,827

		8,633,727

Peru—0.5%
Credicorp, Ltd.	7,100	1,625,261
Nexa Resources S.A.	3,200	30,688

		1,655,949

Philippines—0.9%
Aboitiz Power Corp.	273,300	185,630
Alliance Global Group, Inc.	386,000	116,324
Ayala Land, Inc.	316,200	313,639
Cebu Air, Inc.	43,420	77,163
DMCI Holdings, Inc.	1,802,400	362,460
Globe Telecom, Inc.	6,805	300,269
International Container Terminal Services, Inc.	119,770	342,032

Philippines—(Continued)
Manila Electric Co.	40,900	308,879
Megaworld Corp.	1,548,900	184,389
Metro Pacific Investments Corp.	2,195,000	205,710
PLDT, Inc.	15,795	396,583
Puregold Price Club, Inc.	36,100	31,672
Robinsons Land Corp.	131,900	67,823
Semirara Mining & Power Corp.	284,500	128,391
Vista Land & Lifescapes, Inc.	327,900	45,626

		3,066,590

Poland—1.1%
Bank Polska Kasa Opieki S.A.	22,403	670,921
Cyfrowy Polsat S.A.	50,737	405,014
Dino Polska S.A. (a)	2,620	91,995
Grupa Lotos S.A.	16,715	379,310
Polski Koncern Naftowy ORLEN S.A.	43,403	1,047,129
Powszechna Kasa Oszczednosci Bank Polski S.A.	6,388	73,281
Powszechny Zaklad Ubezpieczen S.A.	100,095	1,170,792

		3,838,442

Russia—4.1%
Gazprom PJSC (ADR)	384,220	2,815,001
Globaltrans Investment plc (GDR)	41,504	386,220
Lukoil PJSC (ADR)	36,582	3,088,419
MMC Norilsk Nickel PJSC (ADR)	58,041	1,317,908
Mobile TeleSystems PJSC (ADR)	74,300	691,733
Novatek PJSC (GDR)	2,615	555,904
Novolipetsk Steel PJSC (GDR)	11,635	294,135
Sberbank of Russia PJSC (ADR)	211,765	3,257,408
Severstal PJSC (GDR)	38,060	642,194
Tatneft PJSC (ADR)	10,952	811,078

		13,860,000

Singapore—0.1%
BOC Aviation, Ltd.	36,600	307,062

South Africa—5.7%
Absa Group, Ltd.	9,060	113,235
Astral Foods, Ltd.	21,114	232,531
AVI, Ltd.	20,259	131,403
Barloworld, Ltd.	52,810	480,094
City Lodge Hotels, Ltd.	2,664	19,435
Coronation Fund Managers, Ltd.	100,826	320,634
FirstRand, Ltd.	361,606	1,760,461
Growthpoint Properties, Ltd.	484,566	835,355
Imperial Logistics, Ltd.	11,920	43,543
Kumba Iron Ore, Ltd.	4,138	146,976
Liberty Holdings, Ltd.	43,862	329,088
Life Healthcare Group Holdings, Ltd.	309,527	493,487
MMI Holdings, Ltd.	43,062	57,991
Motus Holdings, Ltd.	11,622	60,382
MTN Group, Ltd.	25,798	195,505
MultiChoice Group, Ltd. (a)	26,400	251,290
Naspers, Ltd. - N Shares	26,384	6,409,571
Nedbank Group, Ltd.	53,106	955,985

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Africa—(Continued)
Netcare, Ltd.	137,684	$175,783
Old Mutual, Ltd.	162,750	245,262
Pick n Pay Stores, Ltd.	7,065	34,626
Reunert, Ltd.	31,746	152,416
RMB Holdings, Ltd.	15,436	92,573
Sanlam, Ltd.	73,295	407,258
Sappi, Ltd.	14,872	57,954
Sasol, Ltd.	29,240	727,171
Shoprite Holdings, Ltd.	62,263	697,089
SPAR Group, Ltd. (The)	26,785	355,363
Standard Bank Group, Ltd.	82,694	1,154,977
Telkom S.A. SOC, Ltd.	119,495	782,304
Truworths International, Ltd.	84,139	418,213
Tsogo Sun Holdings, Ltd.	61,978	67,000
Vodacom Group, Ltd.	68,934	585,788
Wilson Bayly Holmes-Ovcon, Ltd.	1,261	9,845
Woolworths Holdings, Ltd.	175,404	609,120

		19,409,708

South Korea—12.1%
AfreecaTV Co., Ltd.	2,681	143,059
Cell Biotech Co., Ltd.	8,308	151,097
Celltrion, Inc. (a)	1,320	235,210
Cheil Worldwide, Inc.	11,446	291,443
Chong Kun Dang Pharmaceutical Corp.	4,671	373,452
CJ Corp.	1,059	92,698
CJ ENM Co., Ltd.	3,083	473,242
Daeduck Electronics Co.	3,256	33,316
Daelim Industrial Co., Ltd.	1,825	181,892
Daesang Corp.	3,607	75,798
Daewoong Co., Ltd.	8,144	120,437
Daishin Securities Co., Ltd.	28,512	341,923
Dong-A ST Co., Ltd.	1,121	98,619
Doosan Bobcat, Inc. (a)	4,589	144,725
E-Mart, Inc.	3,035	368,337
Grand Korea Leisure Co., Ltd.	3,700	65,691
Green Cross Corp.	1,697	178,746
GS Home Shopping, Inc.	1,535	228,905
Handsome Co., Ltd.	1,122	35,953
Huchems Fine Chemical Corp.	22,047	420,216
Hyundai Department Store Co., Ltd.	2,137	153,009
Hyundai Engineering & Construction Co., Ltd.	1,390	64,525
Hyundai Glovis Co., Ltd.	4,104	572,105
Hyundai Home Shopping Network Corp.	4,729	434,162
Hyundai Mobis Co., Ltd. (a)	4,883	997,398
Hyundai Motor Co.	8,363	1,013,665
Industrial Bank of Korea	37,056	451,180
Kangwon Land, Inc.	14,367	376,325
KB Financial Group, Inc.	37,947	1,503,596
Kia Motors Corp.	35,242	1,346,107
Korea Investment Holdings Co., Ltd.	3,176	222,432
Korea Real Estate Investment & Trust Co., Ltd.	29,637	60,440
KT&G Corp.	14,479	1,235,719
Kumho Petrochemical Co., Ltd.	6,122	517,081
LG Chem, Ltd.	2,209	680,177
LG Electronics, Inc.	16,061	1,104,387

Security Description	Shares	Value

South Korea—(Continued)
LG Household & Health Care, Ltd.	141	$160,458
LG Uplus Corp.	42,642	535,902
MegaStudyEdu Co., Ltd.	2,682	80,940
Meritz Securities Co., Ltd.	72,429	336,631
NAVER Corp.	1,524	150,449
NH Investment & Securities Co., Ltd.	36,494	459,007
NHN Corp. (a)	2,287	153,202
Partron Co., Ltd.	21,388	328,781
POSCO	6,294	1,332,340
Samjin Pharmaceutical Co., Ltd.	7,508	195,312
Samsung Card Co., Ltd.	9,613	317,996
Samsung Electro-Mechanics Co., Ltd.	4,655	395,114
Samsung Electronics Co., Ltd.	304,699	12,423,180
Samsung Fire & Marine Insurance Co., Ltd.	4,375	1,015,310
Samsung Securities Co., Ltd.	9,340	316,516
Seoul Semiconductor Co., Ltd.	2,441	38,228
SFA Engineering Corp.	11,358	397,970
Shinhan Financial Group Co., Ltd.	44,765	1,740,936
Shinsegae, Inc.	749	195,195
SK Holdings Co., Ltd.	4,547	913,321
SK Hynix, Inc.	32,469	1,955,904
SK Innovation Co., Ltd.	3,445	474,272
SK Telecom Co., Ltd.	3,797	851,854
SKC Co., Ltd.	8,006	275,300
WiSoL Co., Ltd.	29,828	489,064
Woongjin Coway Co., Ltd.	2,880	193,103
Woori Financial Group, Inc.	17,935	218,418

		40,731,770

Taiwan—10.7%
Alchip Technologies, Ltd.	42,000	125,218
Ardentec Corp.	66,000	61,683
Asia Vital Components Co., Ltd.	237,000	293,711
AU Optronics Corp.	113,000	33,881
Catcher Technology Co., Ltd.	48,000	344,396
Cathay Financial Holding Co., Ltd.	960,000	1,324,855
Chailease Holding Co., Ltd.	99,000	410,216
Cheng Uei Precision Industry Co., Ltd.	147,000	149,345
Chicony Electronics Co., Ltd.	27,000	66,523
Chinatrust Financial Holding Co., Ltd.	241,000	165,661
Chipbond Technology Corp.	187,000	364,599
ChipMOS Technologies, Inc.	391,000	300,359
Chong Hong Construction Co., Ltd.	57,000	163,912
Chunghwa Telecom Co., Ltd. (ADR)	5,800	211,932
Compal Electronics, Inc.	711,000	466,165
Darfon Electronics Corp.	87,000	124,400
Eva Airways Corp.	326,000	156,983
Far Eastern Department Stores, Ltd.	202,000	146,406
Far Eastern New Century Corp.	587,000	632,252
First Financial Holding Co., Ltd.	1,406,000	1,032,697
FLEXium Interconnect, Inc.	167,000	464,868
Formosa Chemicals & Fibre Corp.	394,000	1,307,903
Formosa Plastics Corp.	90,000	332,060
Formosa Taffeta Co., Ltd.	257,000	323,789
Fubon Financial Holding Co., Ltd.	23,000	33,991
Grand Pacific Petrochemical	226,000	149,412

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Taiwan—(Continued)
Hon Hai Precision Industry Co., Ltd.	477,000	$1,190,313
ITEQ Corp.	37,000	130,156
King Yuan Electronics Co., Ltd.	116,000	100,330
King’s Town Bank Co., Ltd.	69,000	75,155
Largan Precision Co., Ltd.	2,000	248,711
Lite-On Technology Corp.	230,000	336,186
Lotes Co., Ltd.	38,000	260,544
MediaTek, Inc.	28,000	283,915
Mega Financial Holding Co., Ltd.	1,363,000	1,354,226
Nan Ya Plastics Corp.	76,000	192,475
Novatek Microelectronics Corp.	139,000	776,124
Phison Electronics Corp.	41,000	374,555
Pou Chen Corp.	713,000	884,597
Powertech Technology, Inc.	201,000	492,549
President Chain Store Corp.	62,000	599,900
Primax Electronics, Ltd.	193,000	337,094
Run Long Construction Co., Ltd.	46,000	94,931
SinoPac Financial Holdings Co., Ltd.	2,410,000	1,013,409
Taiwan Cement Corp.	607,000	900,390
Taiwan PCB Techvest Co., Ltd.	78,000	92,986
Taiwan Semiconductor Manufacturing Co., Ltd.	1,560,000	11,900,510
Taiwan Styrene Monomer	231,000	182,830
Teco Electric and Machinery Co., Ltd.	223,000	164,147
Tong Hsing Electronic Industries, Ltd.	63,000	223,558
Tripod Technology Corp.	206,000	731,199
TXC Corp.	109,000	122,232
Uni-President Enterprises Corp.	566,000	1,506,876
Unimicron Technology Corp.	30,000	34,221
United Integrated Services Co., Ltd.	123,000	604,151
Walsin Lihwa Corp.	447,000	211,871
Yuanta Financial Holding Co., Ltd.	1,813,000	1,089,525
Zhen Ding Technology Holding, Ltd.	141,000	452,263

		36,149,146

Thailand—2.7%
Advanced Info Service PCL	68,700	488,354
AP Thailand PCL	550,400	140,930
Bangkok Bank PCL	58,600	376,431
CP ALL PCL	115,600	324,202
Electricity Generating PCL	76,400	809,652
GFPT PCL	147,600	81,338
Krung Thai Bank PCL	1,073,200	682,397
PTT Exploration & Production PCL	254,800	1,122,054
PTT Global Chemical PCL	344,100	718,397
PTT PCL	1,117,700	1,776,730
Quality Houses PCL	6,566,200	663,739
Siam Cement plc (The)	42,800	658,730
Supalai PCL	87,800	67,280
Thai Oil PCL	212,100	460,244
Thai Union Group PCL	772,800	461,148
Thai Vegetable Oil PCL	120,800	110,287
Tisco Financial Group PCL	28,100	85,685

		9,027,598

Turkey—0.6%
Arcelik A/S (a)	23,363	78,484

Security Description	Shares	Value

Turkey—(Continued)
BIM Birlesik Magazalar A/S	7,736	$106,409
Ford Otomotiv Sanayi A/S	50,401	544,132
KOC Holding A/S	100,607	304,828
TAV Havalimanlari Holding A/S	38,585	179,934
Tupras-Turkiye Petrol Rafinerileri A/S	9,712	192,912
Turkcell Iletisim Hizmetleri A/S	66,277	146,470
Turkiye Sise ve Cam Fabrikalari	519,146	465,144

		2,018,313

United Arab Emirates—0.7%
Abu Dhabi Commercial Bank PJSC	408,520	923,352
Aldar Properties PJSC	671,520	345,786
Dubai Islamic Bank PJSC	470,971	658,158
Emirates Telecommunications Group Co. PJSC	57,228	259,898
First Abu Dhabi Bank PJSC	14,799	59,926

		2,247,120

United Kingdom—0.2%
Mondi, Ltd.	23,545	529,882

United States—0.2%
JBS S.A.	93,400	516,139
Nexteer Automotive Group, Ltd.	158,000	195,821

		711,960

Total Common Stocks (Cost $293,465,615)		291,472,344

Mutual Funds—9.8%

Investment Company Securities—9.8%
iShares MSCI India ETF	811,500	28,645,950
iShares MSCI Saudi Arabia ETF	140,000	4,622,800

Total Mutual Funds (Cost $33,467,484)		33,268,750

Preferred Stocks—1.1%

Brazil—0.5%
Itausa - Investimentos Itau S.A.	475,500	1,596,165

Chile—0.1%
Embotelladora Andina S.A.	99,295	358,554

South Korea—0.5%
Samsung Electronics Co., Ltd.	49,616	1,642,856

Total Preferred Stocks (Cost $3,119,846)		3,597,575

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Short-Term Investment—2.9%

Security Description	Shares	Value

Mutual Fund—2.9%
AIM STIT-STIC Prime Portfolio	9,857,662	$9,857,662

Total Short-Term Investments (Cost $9,857,662)		9,857,662

Total Investments—100.0% (Cost $339,910,607)		338,196,331
Other assets and liabilities (net)—0.0%		(38,330)

Net Assets—100.0%		$338,158,001

(a)	Non-income producing security.

Ten Largest Industries as of June 30, 2019 (Unaudited)	% of Net Assets
Banks	14.0
Internet & Direct Marketing Retail	7.0
Oil, Gas & Consumable Fuels	6.8
Interactive Media & Services	5.7
Semiconductors & Semiconductor Equipment	5.1
Technology Hardware, Storage & Peripherals	4.8
Insurance	3.8
Wireless Telecommunication Services	3.0
Real Estate Management & Development	2.6
Metal & Mining	2.5

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
MSCI Emerging Markets Index Mini Futures	09/20/19	142	USD	7,479,140	$279,994

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,092,785	$—	$—	$1,092,785
Brazil	23,722,953	—	—	23,722,953
Chile	2,913,122	—	—	2,913,122
China	25,325,155	76,913,460	—	102,238,615
Colombia	712,356	—	—	712,356
Czech Republic	—	706,243	—	706,243
Greece	857,588	203,411	—	1,060,999
Hong Kong	—	600,462	—	600,462
Hungary	—	897,668	—	897,668
India	945,867	—	—	945,867
Indonesia	1,567,264	6,172,798	—	7,740,062
Luxembourg	444,114	—	—	444,114
Malaysia	166,195	6,043,636	—	6,209,831
Mexico	8,633,727	—	—	8,633,727
Peru	1,655,949	—	—	1,655,949
Philippines	147,996	2,918,594	—	3,066,590
Poland	—	3,838,442	—	3,838,442
Russia	691,733	13,168,267	—	13,860,000
Singapore	—	307,062	—	307,062
South Africa	—	19,409,708	—	19,409,708
South Korea	130,216	40,601,554	—	40,731,770
Taiwan	502,811	35,646,335	—	36,149,146
Thailand	3,727,623	5,299,975	—	9,027,598
Turkey	—	2,018,313	—	2,018,313
United Arab Emirates	—	2,247,120	—	2,247,120
United Kingdom	—	529,882	—	529,882
United States	516,139	195,821	—	711,960
Total Common Stocks	73,753,593	217,718,751	—	291,472,344
Total Mutual Funds*	33,268,750	—	—	33,268,750
Preferred Stocks
Brazil	1,596,165	—	—	1,596,165
Chile	358,554	—	—	358,554
South Korea	—	1,642,856	—	1,642,856
Total Preferred Stocks	1,954,719	1,642,856	—	3,597,575
Total Short-Term Investment*	9,857,662	—	—	9,857,662
Total Investments	$118,834,724	$219,361,607	$—	$338,196,331

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$279,994	$—	$—	$279,994

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a)	$338,196,331
Cash denominated in foreign currencies (b)	1,069,817
Cash collateral for futures contracts	369,200
Receivable for:
Investments sold	13,361,671
Dividends	1,641,101
Variation margin on futures contracts	72,829

Total Assets	354,710,949
Liabilities
Payables for:
Investments purchased	16,345,186
Accrued Expenses:
Management fees	145,021
Distribution and service fees	10
Deferred trustees’ fees	630
Other expenses	62,101

Total Liabilities	16,552,948

Net Assets	$338,158,001

Net Assets Consist of:
Paid in surplus	$345,820,000
Distributable earnings (Accumulated losses)	(7,661,999)

Net Assets	$338,158,001

Net Assets
Class A	$338,102,419
Class B	55,582
Capital Shares Outstanding*
Class A	34,577,626
Class B	5,685
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.78
Class B	9.78

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $339,910,607.
(b)	Identified cost of cash denominated in foreign currencies was $1,063,770.

Statement of Operations

Period Ended June 30, 2019 (Unaudited) (a)

Investment Income
Dividends (b)	$3,140,602

Total investment income	3,140,602
Expenses
Management fees	304,318
Administration fees	4,459
Custodian and accounting fees	100,595
Distribution and service fees—Class B	11
Audit and tax services	17,854
Legal	26,985
Trustees’ fees and expenses	9,718
Shareholder reporting	5,101
Miscellaneous	5,101

Total expenses	474,142

Net Investment Income	2,666,460

Net Realized and Unrealized Loss
Net realized gain (loss) on:
Investments	(6,216,012)
Futures contracts	(2,722,352)
Foreign currency transactions	34,605

Net realized loss	(8,903,759)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,714,276)
Futures contracts	279,994
Foreign currency transactions	9,582

Net change in unrealized depreciation	(1,424,700)

Net realized and unrealized loss	(10,328,459)

Net Decrease in Net Assets From Operations	$(7,661,999)

(a)	Commencement of operations was April 29, 2019.
(b)	Net of foreign withholding taxes of $350,818.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Statements of Changes in Net Assets

Period Ended June 30, 2019 (Unaudited)(a)
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$2,666,460
Net realized loss	(8,903,759)
Net change in unrealized depreciation	(1,424,700)

Decrease in net assets from operations	(7,661,999)

Increase in net assets from capital share transactions	345,820,000

Total increase in net assets	338,158,001

Net Assets
Beginning of period	—

End of period	$338,158,001

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Period Ended June 30, 2019 (Unaudited)(a)
	Shares	Value
Class A
Sales	34,581,876	$345,807,655
Redemptions	(4,250)	(40,075)

Net increase	34,577,626	$345,767,580

Class B
Sales	5,701	$52,574
Redemptions	(16)	(154)

Net increase	5,685	$52,420

Increase derived from capital shares transactions		$345,820,000

(a)	Commencement of operations was April 29, 2019.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Financial Highlights

Selected per share data
	Class A
	Period Ended June 30, 2019(a) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.08	(f)
Net realized and unrealized loss	(0.30)

Total income (loss) from investment operations	(0.22)

Net Asset Value, End of Period	$9.78

Total Return (%) (c)	(2.20	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.84	(e)
Ratio of net investment income to average net assets (%)	4.72	(e)(f)
Portfolio turnover rate (%)	104	(d)
Net assets, end of period (in millions)	$338.1

	Class B
	Period Ended June 30, 2019(a) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.11	(f)
Net realized and unrealized loss	(0.33)

Total income (loss) from investment operations	(0.22)

Net Asset Value, End of Period	$9.78

Total Return (%) (c)	(2.20	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.09	(e)
Ratio of net investment income to average net assets (%)	6.95	(e)(f)
Portfolio turnover rate (%)	25	(d)
Net assets, end of period (in millions)	$0.1

(a)	Commencement of operations was April 29, 2019.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Net investment income per share and ratio of net investment income to average net assets for Class A shares may be less than Class B or significantly more than Class B because of the timing of income received in the Portfolio.

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is SSGA Emerging Markets Enhanced Index Portfolio (the “Portfolio”) (commenced operations on April 29, 2019), which is non-diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use

BHFTI-15

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

Investments in registered open-end management investment companies are valued at reported NAV per share on valuation date ad are categorized as Level 1 within the fair value hierarchy.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-16

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it. The Portfolio had no outstanding repurchase agreements at June 30, 2019.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$279,994

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the period ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$(2,722,352)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$279,994

For the period ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$23,834,397

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-17

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$414,474,451	$0	$78,190,194

BHFTI-18

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the period ended June 30, 2019	% per annum	Average Daily Net Assets
$304,318	0.550%	First $250 million
	0.500%	Next $250 million
	0.450%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. SSGA Funds Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the period ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-19

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$339,910,607

Gross unrealized appreciation	10,776,566
Gross unrealized depreciation	(12,210,848)

Net unrealized appreciation (depreciation)	$(1,434,282)

BHFTI-20

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements

At an in-person meeting held on November 6-8, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of Brighthouse Funds Trust I (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), initially approved the Trust’s advisory agreement (the “Advisory Agreement”) with Brighthouse Investment Advisers, LLC (the “Adviser”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement,” and collectively with the Advisory Agreement, the “Agreements”) between the Adviser and SSGA Funds Management, Inc. (the “Sub-Adviser”) for the SSGA Emerging Markets Enhanced Index Portfolio, a new series of the Trust (the “Portfolio”).

In making these approvals, the Board reviewed a variety of materials that were provided by the Adviser and the Sub-Adviser relating to the Portfolio. In addition, the Independent Trustees reviewed a report that was prepared by JDL Consultants, LLC (“JDL”), an independent consultant to the Independent Trustees, which examined the comparative fees of the Portfolio.

During the Meeting, the Board received a presentation from the Adviser regarding the Portfolio and representatives of the Adviser responded to questions from the Independent Trustees. The Board also met with the Sub-Adviser at the Meeting and received a presentation regarding, among other things, the Sub-Adviser’s investment approach, investment performance information, investment personnel, organizational structure and the firm’s governance. Also, the Board reviewed the responses to wide-ranging questions relating to the business, operations and performance of the Sub-Adviser that the Sub-Adviser had prepared specifically for the Sub-Advisory Agreement review process. The Independent Trustees were separately advised by independent legal counsel throughout the process, and met with independent legal counsel in executive session outside the presence of management.

At the Meeting, the Board, including a majority of the Independent Trustees, concluded that the expected nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser supported the initial approval of the Agreements. The Board also concluded that the proposed fees to be paid by the Portfolio to the Adviser appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser. Finally, the Board reviewed the extent to which the investment advisory fees paid by the Portfolio shared economies of scale with investors or entailed the potential to share economies of scale with investors and concluded that those considerations generally supported the renewal of each Agreement. In approving the Agreements, the Board, including the Independent Trustees, gave attention to all of the information that was furnished and each Trustee placed varying degrees of importance on the various pieces of information that were provided to them. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board did not identify any single factor as determinative, and the Trustees generally attributed different weights to various factors.

Nature, extent and quality of services. The Board evaluated the nature, extent and quality of the services that the Adviser and the Sub-Adviser would provide to the Portfolio. The Board considered the Adviser’s services to be provided as investment manager to the Portfolio, including its services relating to the hiring and oversight of the Sub-Adviser, oversight of the Sub-Adviser’s investment services, the Sub-Adviser’s trading practices, transition management (as applicable), compliance programs and personnel, and risk management, among other things. The Adviser’s services in coordinating and overseeing the activities of the Trust’s other service providers, for the benefit of the Portfolio, was also considered. The Board took into consideration the quality of services the Adviser has provided to other portfolios of the Trust, which would be substantially similar to those it would provide for the Portfolio. The Board also noted that the Adviser’s investment, compliance and legal staff will conduct regular and periodic telephonic and in-person meetings with the Sub-Adviser to review and assess the services to be provided to the Portfolio, and that personnel of the Adviser will prepare and present reports to the Independent Trustees regarding those meetings. In addition, the Board considered the expertise, experience and performance of the personnel of the Adviser who will perform various services that are mentioned above.

With respect to the services to be provided by the Sub-Adviser, the Board considered a variety of information that the Adviser and the Sub-Adviser prepared for the Board’s review. The Board considered the Sub-Adviser’s investment process and philosophy, and the investment performance for the strategy to be used by the Portfolio. The Board took into account that the Sub-Adviser’s responsibilities include the maintenance of an investment program for the Portfolio that is consistent with the Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to the performance of these services. In particular, the Board considered, among other things, the Sub-Adviser’s current level of staffing as well as its compensation program and its overall resources. The Board reviewed the Sub-Adviser’s history and investment experience, as well as information provided regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who would provide services to the Portfolio.

BHFTI-21

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)

Performance. The Board took into account performance information for the strategy to be used by the Portfolio.

Fees and Expenses. The Board gave consideration to the level and method of computing the fees payable under the Agreements. In addition, the Independent Trustees, with the assistance of the JDL report, also examined the proposed fees to be paid by the Portfolio in light of fees paid to other investment managers by comparable funds.

The Board noted that the sub-advisory fee for the Portfolio would be paid by the Adviser out of the advisory fees, and that the Adviser negotiated the sub-advisory fee at arm’s length.

The Board took into account that the Advisory Agreement contemplated a standby advisory fee schedule for the Portfolio that would become effective in the event that Adviser were to recommend a change from the Sub-Adviser to a new sub-adviser. The Board recognized that having a standby fee schedule in place would spare the expense of a shareholder proxy in the event of a change in sub-adviser that would require a higher advisory fee schedule.

Profitability. The Board noted that it would examine the Portfolio’s profitability to the Adviser at the next contract renewal and on an ongoing annual basis thereafter, along with the Portfolio’s profitability to the Sub-Adviser and its affiliates as a result of their relationships with the Portfolio, to the extent available. The Board also considered the ability of the Adviser to negotiate with the Sub-Adviser at arm’s length.

Economies of scale. The Board noted the fee schedule of the Advisory Agreement contains breakpoints that reduce the fee rate above specified asset levels. The Board noted that the Portfolio also has breakpoints in the Sub-Advisory Agreement. The Board recognized that, over time, due to the breakpoints the Portfolio has the potential to benefit from growth in the Portfolio’s assets.

Other factors. The Board considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Portfolio. Among them, the Board recognized that Brighthouse Securities, LLC, as the distributor for the Trust, will receive payments pursuant to Rule 12b-1 from the Portfolio to compensate for the provision of shareholder services and distribution activities, which could lead to growth in the Portfolio’s assets and corresponding benefits from such growth, including economies of scale. The Board considered other benefits that may be realized by the Sub-Adviser and its affiliates from their relationship with the Portfolio, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

BHFTI-22

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Managed by SSGA Funds Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the SSGA Growth and Income ETF Portfolio returned 12.36%, 12.25%, and 12.23%, respectively. The Portfolio’s benchmark, the MSCI All Country World Index1, returned 16.23%. The Portfolio’s composite benchmark, the SSGA Growth and Income Composite Index2, returned 12.57%.

MARKET ENVIRONMENT / CONDITIONS

There is an investment adage that equity markets have a tendency to ride the elevator on the way down and then take the stairs on the way back up. The tech crash in the early 2000s and the global financial crisis each bore this out: investors had to wait nearly four years to recover from losses incurred during the tech crash, and it took approximately three years to recoup the wealth that was eviscerated during the global financial crisis. The market downturn in late 2018 was not quite as severe as these episodes. Nevertheless, the recovery underway so far in 2019 is putting that investment adage to the test. After a vigorous rally in the first quarter of 2019, many markets were within spitting distance of the highs notched during the summer and fall of 2018.

Analysts and investors who were focused on the relentless wave of economic growth downgrades issued by formidable institutions might well have been skeptical that such a rally could take shape. The International Monetary Fund (the “IMF”) kicked off the pessimistic pronouncements in January when it downgraded global growth projections, citing the effects of tariff increases in the U.S. and China as well as specific weakness in Germany, Italy and Turkey. The Bank of Canada lowered output expectations due to the effects on that economy of lower oil prices. The European Commission, which now sees only 1.3% growth in Europe in 2019, echoed the IMF in citing substantial risks to the global economy. Confronted by near-term Brexit uncertainty, a weaker global backdrop and tighter financial and credit conditions, the Bank of England shifted its 2019 forecast for the United Kingdom down to only 1.2%. The list goes on with the Reserve Bank of Australia, the European Central Bank and the U.S. Federal Reserve all ratcheting down their expectations for growth during the early months of 2019. The dour sentiment associated with near-term growth projections represented only one side of a very important two-sided coin. The concomitant effect of lowered growth expectations was a global about-face on the part of central banks and a reason to shift away from their tilt toward tighter monetary policy. That shift, together with skeptical sentiment, less-than-aggressive positioning, and economic data that was sufficiently mixed to ward off immediate recession fears, allowed many equity and commodity markets to print double-digit advances during the first quarter of 2019.

April marked another solid month for growth assets as investors embraced optimism about trade policy between the U.S. and China and earnings results continued to outpace analyst estimates. The S&P 500 Index closed the month at a new all-time high. But as quick as the monthly calendar turned, investors were met with increasingly uncomfortable developments. On the very first day of May, Federal Reserve Chair Jerome Powell pushed back on market expectations for interest rate cuts by suggesting that recent low levels of inflation were likely transitory. From there, trade conflict between the U.S. and the rest of the world took center stage; battering equity markets while flattering bonds. But as May turned to June, liquidity-driven animal spirits returned and sent the S&P 500 Index to new all-time highs while many global bond yields plumbed new all-time lows. Another wave of central bank accommodation was the proximate source of the moves with both the European Central Bank and the Federal Reserve indicating that further policy tools and interest rate cuts would be used to support economic growth.

That support was more than enough to help financial assets recover from a challenging May with global equities, as measured by the MSCI All Country World Index, advancing 3.6% for the second quarter and global bonds, as measured by the FTSE World Government Bond Index, delivering nearly identical results (+3.6%). Across commodity markets, the ongoing trade tensions, geopolitical risk and monetary policy guidance also moved markets. Notable examples included some stark and shifting assessments of prices for oil and gold. Oil prices fell into a bear market during May’s trade-induced weakness but then recovered to finish the quarter just below levels prevailing at the start of the quarter. Gold prices were relatively range-bound in both April and May but rocketed higher in June, eclipsing $1,400 per ounce, amidst the ongoing easing tilt on the part of global central banks.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio delivered absolute returns of 12.36% in the first half of 2019, trailing its composite benchmark. The negative relative return was driven primarily by asset allocation decisions, though lagging returns of the underlying ETFs relative to their respective benchmarks also had a modest impact.

With every asset class across the Portfolio delivering positive returns over the period, an overweight position in cash provided the biggest drag on benchmark relative performance. In equities, non-U.S. developed and emerging markets broadly lagged U.S. markets. While both asset classes were positive on an absolute basis, positioning underweight non-U.S. developed markets and overweight emerging markets produced negative returns against the benchmark overall.

On the positive side, a broad underweight to fixed income assets was the biggest contributor to benchmark relative returns. The Portfolio also benefited from sector positioning within U.S. large cap stocks – gaining a significant boost from technology stocks in particular. A modest underweight to U.S. small cap stocks also proved valuable, as the asset class lagged versus their large cap counterparts.

At the end the period, the Portfolio was positioned with a modest overweight to equities, funded from an underweight to U.S.

BHFTI-1

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Managed by SSGA Funds Management, Inc.

Portfolio Manager Commentary*—(Continued)

aggregate bonds. As of period end, within equities, we were favoring U.S. large cap stocks broadly, including 2% allocations to the Healthcare, Industrial and Consumer Staples sectors. As of period end, the Portfolio also had an overweight position to U.S. Real Estate Investment Trusts. Within fixed income, as of period end, we were maintaining an overweight to high yield bonds, partially offsetting the aggregate bond underweight.

Mike Martel

Tim Furbush

Portfolio Managers

SSGA Funds Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI ALL COUNTRY WORLD INDEX

AND THE SSGA GROWTH AND INCOME COMPOSITE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
SSGA Growth and Income ETF Portfolio
Class A	12.36	5.51	5.05	8.76
Class B	12.25	5.25	4.79	8.49
Class E	12.23	5.35	4.89	8.60
MSCI ACWI (All Country World Index)	16.23	5.75	6.16	10.15
SSGA Growth and Income Composite Index	12.57	6.65	5.70	9.31

1 The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 24 developed and 21 emerging market indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The SSGA Growth and Income Composite Index is computed by SSGA, consisting of 30% S&P 500 Index, 2% S&P MidCap 400 Index, 3% S&P 600 Index, 13% MSCI World ex-U.S. Index, 2% S&P/Citigroup World ex-U.S. Range < 2 Billion USD Index, 5% MSCI Emerging Markets IMI, 3% MSCI U.S. REIT Index, 2% Dow Jones Global ex-U.S. Select Real Estate Securities Index, 23% Bloomberg Barclays U.S. Aggregate Bond Index, 10% Bloomberg Barclays High Yield Very Liquid Index, 5% Bloomberg Barclays U.S. TIPS Index, and 2% Bloomberg Barclays 1-3 Month U.S. T-Bill Index.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
SPDR S&P 500 ETF Trust	26.2
Vanguard Total Bond Market ETF	17.1
SPDR Bloomberg Barclays High Yield Bond ETF	14.0
iShares MSCI EAFE ETF	10.9
iShares Core MSCI Emerging Markets ETF	5.1
iShares TIPS Bond ETF	5.0
Vanguard REIT ETF	4.9
iShares Core S&P Small-Cap ETF	2.0
iShares Core S&P Mid-Cap ETF	2.0
Industrial Select Sector SPDR Fund	2.0

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	32.2
Investment Grade Fixed Income	22.0
High Yield Fixed Income	14.0
International Developed Market Equities	13.9
Real Estate Equities	6.9
Emerging Market Equities	5.1
U.S. Mid Cap Equities	2.0
U.S. Small Cap Equities	2.0
Money Market	1.8

BHFTI-3

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

SSGA Growth and Income ETF Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.32%	$1,000.00	$1,123.60	$1.68
	Hypothetical*	0.32%	$1,000.00	$1,023.21	$1.61

Class B (a)	Actual	0.57%	$1,000.00	$1,122.50	$3.00
	Hypothetical*	0.57%	$1,000.00	$1,021.97	$2.86

Class E (a)	Actual	0.47%	$1,000.00	$1,122.30	$2.47
	Hypothetical*	0.47%	$1,000.00	$1,022.46	$2.36

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio does not include the expenses of the Underlying ETFs in which the Portfolio invests.

BHFTI-4

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Mutual Funds—98.1% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—98.1%
Consumer Staples Select Sector SPDR Fund (a) (b)	767,263	$44,554,963
Health Care Select Sector SPDR Fund (a) (b)	492,199	45,597,315
Industrial Select Sector SPDR Fund (a) (b)	592,936	45,905,105
iShares Core MSCI Emerging Markets ETF (a)	2,238,326	115,139,490
iShares Core S&P Mid-Cap ETF (a)	236,740	45,989,112
iShares Core S&P Small-Cap ETF (a)	589,077	46,112,948
iShares MSCI Canada ETF (a)	801,113	22,927,854
iShares MSCI EAFE ETF (a)	3,760,980	247,209,215
iShares TIPS Bond ETF	981,205	113,319,366
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	2,919,962	318,100,660
SPDR Dow Jones International Real Estate ETF (a) (b)	1,149,689	44,550,449
SPDR S&P 500 ETF Trust (a) (b)	2,022,268	592,524,524
SPDR S&P International Small Cap ETF (a) (b)	1,497,923	44,862,794
Vanguard REIT ETF (a)	1,266,291	110,673,833
Vanguard Total Bond Market ETF	4,649,820	386,260,547

Total Mutual Funds (Cost $2,049,652,632)		2,223,728,175

Short-Term Investment—1.8%

Mutual Fund—1.8%
AIM STIT-STIC Prime Portfolio	40,318,421	40,318,421

Total Short-Term Investments (Cost $40,318,421)		40,318,421

Securities Lending Reinvestments (c)—26.8%

Bank Note—0.2%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (d)	4,000,000	4,018,017

Certificates of Deposit—16.0%
Banco Del Estado De Chile New York
2.564%, 1M LIBOR + 0.160%, 11/22/19 (d)	5,000,000	5,000,425
2.592%, 1M LIBOR + 0.180%, 10/09/19 (d)	5,000,000	5,000,705
Banco Santander S.A.
2.590%, 07/16/19	2,000,000	2,000,258
2.600%, 07/05/19	5,000,000	5,000,260
Bank of Montreal (Chicago)
2.590%, SOFR + 0.170%, 02/07/20 (d)	5,000,000	5,000,280
2.751%, 1M LIBOR + 0.330%, 08/06/19 (d)	12,000,000	12,003,444
Bank of Nova Scotia 2.564%, 1M LIBOR + 0.170%, 05/15/20 (d)	9,000,000	8,999,181
Barclays Bank plc
2.950%, 08/02/19	19,000,000	19,009,994
3.000%, 09/19/19	3,060,813	3,004,023
BNP Paribas S.A. New York 2.615%, 3M LIBOR + 0.050%, 11/06/19 (d)	7,000,000	7,002,576
Canadian Imperial Bank of Commerce
2.644%, 1M LIBOR + 0.250%, 10/15/19 (d)	12,000,000	12,003,948
2.660%, 1M LIBOR + 0.270%, 07/19/19 (d)	2,000,000	2,000,176

Certificates of Deposit—(Continued)
China Construction Bank Corp.
2.630%, 08/30/19	5,000,000	5,001,520
2.670%, 07/18/19	5,000,000	5,000,770
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,002,530
Credit Industriel et Commercial
Zero Coupon, 08/01/19	4,927,079	4,988,950
2.600%, 1M LIBOR + 0.160%, 01/03/20 (d)	5,000,000	5,000,805
Credit Suisse AG
2.561%, 1M LIBOR + 0.130%, 11/04/19 (d)	7,000,000	6,999,538
2.580%, 1M LIBOR + 0.140%, 10/02/19 (d)	18,000,000	18,000,072
DZ Bank AG New York Zero Coupon, 07/05/19	8,940,935	8,995,770
HSBC Bank USA, N.A. 2.565%, 3M LIBOR + 0.000%, 08/05/19 (d)	6,000,000	5,999,521
Industrial & Commercial Bank of China, Ltd.
2.620%, 09/03/19	3,000,000	3,000,474
2.630%, 08/28/19	20,000,000	20,006,560
2.670%, 08/01/19	5,000,000	5,001,080
KBC Bank NV
Zero Coupon, 07/10/19	2,486,583	2,498,675
Zero Coupon, 10/25/19	14,805,000	14,889,521
2.610%, 07/02/19	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 08/09/19	4,967,375	4,986,350
2.562%, 1M LIBOR + 0.150%, 09/11/19 (d)	5,000,000	5,000,335
Mizuho Bank, Ltd., New York
2.573%, 1M LIBOR + 0.160%, 09/12/19 (d)	5,000,000	5,001,290
2.672%, 3M LIBOR + 0.080%, 07/09/19 (d)	5,000,000	5,000,455
MUFG Bank Ltd.
2.574%, 1M LIBOR + 0.170%, 02/24/20 (d)	6,000,000	6,000,018
2.800%, 07/16/19	7,000,000	7,001,400
National Australia Bank, Ltd. 2.602%, 1M LIBOR + 0.190%, 04/08/20 (d)	7,000,000	7,001,610
Nationwide Building Society Zero Coupon, 08/01/19	1,983,232	1,995,580
Natixis New York 2.747%, 3M LIBOR + 0.150%, 10/15/19 (d)	5,000,000	5,001,985
Norinchukin Bank, London Zero Coupon, 07/09/19	4,967,104	4,996,350
Rabobank International London 2.592%, 1M LIBOR + 0.190%, 04/24/20 (d)	2,000,000	2,000,820
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	11,000,000	11,003,179
Societe Generale
2.672%, 3M LIBOR + 0.080%, 07/09/19 (d)	5,000,000	5,000,540
2.730%, FEDEFF PRV + 0.350%, 06/19/20 (d)	3,500,000	3,499,989
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (d)	3,000,000	3,000,108
2.660%, 08/23/19	6,000,000	6,002,778
Sumitomo Mitsui Banking Corp.
2.542%, 1M LIBOR + 0.130%, 12/09/19 (d)	5,000,000	5,000,245
2.589%, 1M LIBOR + 0.170%, 08/07/19 (d)	8,000,056	8,000,840

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/06/19	2,959,013	$2,992,410
Zero Coupon, 08/08/19	4,931,811	4,986,700
Zero Coupon, 10/25/19	4,934,036	4,961,900
2.689%, 3M LIBOR + 0.100%, 07/08/19 (d)	5,000,000	5,000,360
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 11/15/19	4,934,427	4,956,200
Svenska Handelsbanken AB 2.792%, 1M LIBOR + 0.380%, 12/10/19 (d)	7,000,000	7,008,631
Toronto-Dominion Bank
2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,001,780
2.611%, 1M LIBOR + 0.180%, 06/03/20 (d)	4,000,000	3,999,913
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (d)	5,000,000	5,000,675
Wells Fargo Bank N.A.
2.721%, 3M LIBOR + 0.140%, 07/11/19 (d)	4,000,000	3,999,806
2.796%, 3M LIBOR + 0.210%, 10/25/19 (d)	20,000,000	20,015,860

		361,829,163

Commercial Paper—4.3%
Agricultural Bank of China 2.610%, 08/14/19	3,973,320	3,987,668
Bank of China, Ltd. 2.670%, 07/16/19	4,966,625	4,993,515
China Construction Bank Corp.
2.650%, 07/26/19	4,967,611	4,989,915
2.660%, 07/19/19	2,979,607	2,995,455
2.685%, 07/03/19	3,973,150	3,998,552
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (d)	22,000,000	22,004,378
Industrial & Commercial Bank of China, Ltd. 2.610%, 08/20/19	1,986,660	1,992,612
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (d)	10,000,000	10,002,530
LMA S.A. & LMA Americas, Corp. 2.570%, 08/14/19	4,957,167	4,984,120
Royal Bank of Canada 2.757%, 3M LIBOR + 0.160%, 01/14/20 (d)	7,000,000	7,005,894
Sheffield Receivables Co. 2.600%, SOFR + 0.180%, 12/03/19 (d)	5,000,000	4,999,975
Starbird Funding Corp. 2.600%, 07/01/19	7,973,495	7,998,360
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (d)	7,000,000	7,006,825
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,959,450

		96,919,249

Master Demand Notes—0.4%
Natixis Financial Products LLC
2.590%, OBFR + 0.230%, 07/01/19 (d)	5,000,000	5,000,000
2.710%, OBFR + 0.350%, 08/02/19 (d)	5,000,000	5,000,000

		10,000,000

Repurchase Agreements—5.4%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $6,828,539; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $6,963,775.	6,827,231	6,827,231
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $17,124,733; collateralized by various Common Stock with an aggregate market value of $18,700,000.	17,000,000	17,000,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $22,674,488; collateralized by various Common Stock with an aggregate market value of $24,756,129.	22,500,000	22,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $5,013,174; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $8,401,820; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $8,568,002.	8,400,000	8,400,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $900,206; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $918,005.	900,000	900,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $4,901,033; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $5,017,773.	4,900,000	4,900,000
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $50,325,038; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $55,043,896.	50,300,000	50,300,000
Societe Generale Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $7,003,403; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $7,542,977.	7,000,000	7,000,000

		122,827,231

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.5%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	$1,000,000
Royal Bank of Canada 2.500%, 07/01/19	10,000,000	10,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $606,456,952)		606,593,660

Total Investments—126.7% (Cost $2,696,428,005)		2,870,640,256
Other assets and liabilities (net)—(26.7)%		(605,450,185)

Net Assets—100.0%		$2,265,190,071

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $595,689,711 and the collateral received consisted of cash in the amount of $605,873,513. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,223,728,175	$—	$—	$2,223,728,175
Total Short-Term Investment*	40,318,421	—	—	40,318,421
Total Securities Lending Reinvestments*	—	606,593,660	—	606,593,660
Total Investments	$2,264,046,596	$606,593,660	$—	$2,870,640,256

Collateral for Securities Loaned (Liability)	$—	$(605,873,513)	$—	$(605,873,513)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,734,544,446
Affiliated investments at value (c) (d)	1,136,095,810
Receivable for:
Fund shares sold	100,904
Dividends	527,111
Dividends on affiliated investments	3,508,962

Total Assets	2,874,777,233
Liabilities
Collateral for securities loaned	605,873,513
Payables for:
Fund shares redeemed	2,421,259
Accrued Expenses:
Management fees	564,347
Distribution and service fees	453,691
Administration fees	21,646
Custodian and accounting fees	35,961
Deferred trustees’ fees	138,821
Other expenses	77,924

Total Liabilities	609,587,162

Net Assets	$2,265,190,071

Net Assets Consist of:
Paid in surplus	$2,023,745,315
Distributable earnings (Accumulated losses)	241,444,756

Net Assets	$2,265,190,071

Net Assets
Class A	$27,840,721
Class B	2,228,771,560
Class E	8,577,790
Capital Shares Outstanding*
Class A	2,449,901
Class B	197,510,642
Class E	758,109
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.36
Class B	11.28
Class E	11.31

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,699,955,382.
(b)	Includes securities loaned at value of $236,195,125.
(c)	Identified cost of affiliated investments was $996,472,623.
(d)	Includes securities loaned at value of $359,494,586.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends from Underlying ETFs	$14,668,736
Dividends from affiliated investments	14,668,195
Securities lending income	2,044,016

Total investment income	31,380,947
Expenses
Management fees	3,431,676
Administration fees	18,621
Custodian and accounting fees	19,351
Distribution and service fees—Class B	2,752,577
Distribution and service fees—Class E	6,475
Audit and tax services	20,856
Legal	22,463
Trustees’ fees and expenses	31,323
Shareholder reporting	32,533
Insurance	7,840
Miscellaneous	11,233

Total expenses	6,354,948

Net Investment Income	25,025,999

Net Realized and Unrealized Gain
Net realized gain on:
Investments	9,878,333
Affiliated investments	42,189,682

Net realized gain	52,068,015

Net change in unrealized appreciation on:
Investments	78,823,804
Affiliated investments	102,654,108

Net change in unrealized appreciation	181,477,912

Net realized and unrealized gain	233,545,927

Net Increase in Net Assets From Operations	$258,571,926

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$25,025,999	$52,519,634
Net realized gain	52,068,015	109,295,478
Net change in unrealized appreciation (depreciation)	181,477,912	(311,595,758)

Increase (decrease) in net assets from operations	258,571,926	(149,780,646)

From Distributions to Shareholders
Class A	(2,060,038)	(2,082,380)
Class B	(160,986,834)	(163,921,123)
Class E	(622,650)	(642,055)

Total distributions	(163,669,522)	(166,645,558)

Increase (decrease) in net assets from capital share transactions	16,952,130	(172,450,782)

Total increase (decrease) in net assets	111,854,534	(488,876,986)

Net Assets
Beginning of period	2,153,335,537	2,642,212,523

End of period	$2,265,190,071	$2,153,335,537

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	66,519	$785,967	149,345	$1,802,648
Reinvestments	184,096	2,060,038	176,174	2,082,380
Redemptions	(243,703)	(2,855,340)	(365,668)	(4,402,478)

Net increase (decrease)	6,912	$(9,335)	(40,149)	$(517,450)

Class B
Sales	962,522	$11,176,991	2,205,280	$26,438,222
Reinvestments	14,490,265	160,986,834	13,950,734	163,921,123
Redemptions	(13,281,317)	(154,906,125)	(30,239,853)	(362,302,115)

Net increase (decrease)	2,171,470	$17,257,700	(14,083,839)	$(171,942,770)

Class E
Sales	15,262	$179,321	63,980	$772,297
Reinvestments	55,893	622,650	54,504	642,055
Redemptions	(93,733)	(1,098,206)	(117,411)	(1,404,914)

Net increase (decrease)	(22,578)	$(296,235)	1,073	$9,438

Increase (decrease) derived from capital shares transactions		$16,952,130		$(172,450,782)

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.93		$12.52	$11.10	$11.41	$12.62	$12.98

Income (Loss) from Investment Operations
Net investment income (a)	0.14		0.29	0.29	0.31	0.28	0.31
Net realized and unrealized gain (loss)	1.20		(1.01)	1.49	0.34	(0.46)	0.43

Total income (loss) from investment operations	1.34		(0.72)	1.78	0.65	(0.18)	0.74

Less Distributions
Distributions from net investment income	(0.31)		(0.32)	(0.32)	(0.30)	(0.32)	(0.33)
Distributions from net realized capital gains	(0.60)		(0.55)	(0.04)	(0.66)	(0.71)	(0.77)

Total distributions	(0.91)		(0.87)	(0.36)	(0.96)	(1.03)	(1.10)

Net Asset Value, End of Period	$11.36		$10.93	$12.52	$11.10	$11.41	$12.62

Total Return (%) (b)	12.36	(c)	(6.29)	16.21	6.03	(1.77)	6.14

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32	(e)	0.32	0.32	0.32	0.31	0.31
Ratio of net investment income to average net assets (%) (f)	2.48	(e)	2.39	2.43	2.75	2.30	2.45
Portfolio turnover rate (%)	33	(c)	34	39	60	43	55
Net assets, end of period (in millions)	$27.8		$26.7	$31.1	$28.7	$27.0	$28.4

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.84		$12.42	$11.02	$11.33	$12.53	$12.90

Income (Loss) from Investment Operations
Net investment income (a)	0.13		0.25	0.25	0.27	0.25	0.27
Net realized and unrealized gain (loss)	1.19		(0.99)	1.48	0.35	(0.45)	0.42

Total income (loss) from investment operations	1.32		(0.74)	1.73	0.62	(0.20)	0.69

Less Distributions
Distributions from net investment income	(0.28)		(0.29)	(0.29)	(0.27)	(0.29)	(0.29)
Distributions from net realized capital gains	(0.60)		(0.55)	(0.04)	(0.66)	(0.71)	(0.77)

Total distributions	(0.88)		(0.84)	(0.33)	(0.93)	(1.00)	(1.06)

Net Asset Value, End of Period	$11.28		$10.84	$12.42	$11.02	$11.33	$12.53

Total Return (%) (b)	12.25	(c)	(6.52)	15.86	5.78	(1.96)	5.81

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.57	(e)	0.57	0.57	0.57	0.56	0.56
Ratio of net investment income to average net assets (%) (f)	2.23	(e)	2.13	2.17	2.46	2.04	2.17
Portfolio turnover rate (%)	33	(c)	34	39	60	43	55
Net assets, end of period (in millions)	$2,228.8		$2,118.1	$2,601.4	$2,531.1	$2,623.8	$2,908.8

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.88		$12.46	$11.05	$11.36	$12.57	$12.93

Income (Loss) from Investment Operations
Net investment income (a)	0.13		0.27	0.26	0.28	0.26	0.28
Net realized and unrealized gain (loss)	1.19		(1.00)	1.49	0.35	(0.46)	0.44

Total income (loss) from investment operations	1.32		(0.73)	1.75	0.63	(0.20)	0.72

Less Distributions
Distributions from net investment income	(0.29)		(0.30)	(0.30)	(0.28)	(0.30)	(0.31)
Distributions from net realized capital gains	(0.60)		(0.55)	(0.04)	(0.66)	(0.71)	(0.77)

Total distributions	(0.89)		(0.85)	(0.34)	(0.94)	(1.01)	(1.08)

Net Asset Value, End of Period	$11.31		$10.88	$12.46	$11.05	$11.36	$12.57

Total Return (%) (b)	12.23	(c)	(6.39)	16.02	5.87	(1.93)	6.00

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.47	(e)	0.47	0.47	0.47	0.46	0.46
Ratio of net investment income to average net assets (%) (f)	2.31	(e)	2.25	2.25	2.54	2.11	2.26
Portfolio turnover rate (%)	33	(c)	34	39	60	43	55
Net assets, end of period (in millions)	$8.6		$8.5	$9.7	$9.6	$10.2	$12.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is SSGA Growth and Income ETF Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (“Underlying ETFs”), including, but not limited to, Standard and Poors Depositary Receipts (SPDRs®) of the S&P 500® ETF Trust, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., and Vanguard ETFsTM of the Vanguard® Index Funds.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying ETFs are valued at the closing market quotation for their shares and are categorized as Level 1 within the fair value hierarchy. The NAV of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy

Investments in registered open-end management investment companies are valued at reported NAV per share and are categorized as Level 1 within the fair value hierarchy.

BHFTI-12

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying ETFs are recorded as Net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $122,827,231. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

BHFTI-13

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Mutual Funds in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio and the Underlying ETFs invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio and the Underlying ETFs may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio and the Underlying ETFs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio and the Underlying ETFs may be exposed to counterparty risk, or the risk that an entity with which the Portfolio and the Underlying ETFs have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio and the Underlying ETFs to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio and the Underlying ETFs manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio and the Underlying ETFs restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Portfolio and the Underlying ETFs undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and the Underlying ETFs in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$713,573,764	$0	$748,252,340

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$3,431,676	0.330%	First $500 million
	0.300%	Over $500 million

BHFTI-14

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. SSGA Funds Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E of shares each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2019 is as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2019
Communication Service Select Sector SPDR Fund	$—	$46,354,762	$(46,928,685)	$573,923	$—	$—
Consumer Discretionary Select Sector SPDR Fund	42,639,251	—	(47,365,264)	(1,570,203)	6,296,216	—
Consumer Staples Select Sector SPDR Fund	—	45,159,796	—	—	(604,833)	44,554,963
Energy Select Sector SPDR Fund	40,492,312	—	(43,924,857)	(4,229,152)	7,661,697	—
Health Care Select Sector SPDR Fund	—	45,592,932	(904,226)	8,821	899,788	45,597,315
Industrial Select Sector SPDR Fund	—	45,036,879	(901,471)	17,571	1,752,126	45,905,105
Real Estate Select Sector SPDR Fund	—	44,488,470	(48,419,262)	3,930,792	—	—
SPDR Bloomberg Barclays High Yield Bond ETF	238,873,337	93,318,705	(33,688,413)	(3,900,308)	23,497,339	318,100,660
SPDR Dow Jones International Real Estate ETF	22,059,369	21,418,574	(2,098,646)	109,215	3,061,937	44,550,449
SPDR S&P 500 ETF Trust	589,788,457	—	(93,068,737)	29,774,913	66,029,891	592,524,524
SPDR S&P International Small Cap ETF	42,191,866	99,737	(502,589)	13,424	3,060,356	44,862,794
Technology Select Sector SPDR Fund	42,081,817	45,047,952	(95,590,046)	17,460,686	(9,000,409)	—

	$1,018,126,409	$386,517,807	$(413,392,196)	$42,189,682	$102,654,108	$1,136,095,810

BHFTI-15

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2019
Communication Service Select Sector SPDR Fund	$81,824	—
Consumer Discretionary Select Sector SPDR Fund	—	—
Consumer Staples Select Sector SPDR Fund	344,122	767,263
Energy Select Sector SPDR Fund	—	—
Health Care Select Sector SPDR Fund	367,223	492,199
Industrial Select Sector SPDR Fund	458,758	592,936
Real Estate Select Sector SPDR Fund	—	—
SPDR Bloomberg Barclays High Yield Bond ETF	6,586,500	2,919,962
SPDR Dow Jones International Real Estate ETF	710,197	1,149,689
SPDR S&P 500 ETF Trust	5,505,769	2,022,268
SPDR S&P International Small Cap ETF	613,802	1,497,923
Technology Select Sector SPDR Fund	—	—

	$14,668,195

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$2,705,675,862

Gross unrealized appreciation	184,137,416
Gross unrealized depreciation	(19,173,022)

Net unrealized appreciation (depreciation)	$164,964,394

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$78,281,222	$63,724,856	$88,364,336	$7,983,224	$166,645,558	$71,708,080

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$59,376,604	$103,803,222	$(16,513,518)	$—	$146,666,308

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-16

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Managed by SSGA Funds Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the SSGA Growth ETF Portfolio returned 13.94%, 13.83%, and 13.94%, respectively. The Portfolio’s benchmark, the MSCI All Country World Index1, returned 16.23%. The Portfolio’s composite benchmark, the SSGA Growth Composite Index2, returned 14.15%.

MARKET ENVIRONMENT / CONDITIONS

There is an investment adage that equity markets have a tendency to ride the elevator on the way down and then take the stairs on the way back up. The tech crash in the early 2000s and the global financial crisis each bore this out: investors had to wait nearly four years to recover from losses incurred during the tech crash, and it took approximately three years to recoup the wealth that was eviscerated during the global financial crisis. The market downturn in late 2018 was not quite as severe as these episodes. Nevertheless, the recovery underway so far in 2019 is putting that investment adage to the test. After a vigorous rally in the first quarter of 2019, many markets were within spitting distance of the highs notched during the summer and fall of 2018.

Analysts and investors who were focused on the relentless wave of economic growth downgrades issued by formidable institutions might well have been skeptical that such a rally could take shape. The International Monetary Fund (the “IMF”) kicked off the pessimistic pronouncements in January when it downgraded global growth projections, citing the effects of tariff increases in the U.S. and China as well as specific weakness in Germany, Italy and Turkey. The Bank of Canada lowered output expectations due to the effects on that economy of lower oil prices. The European Commission, which now sees only 1.3% growth in Europe in 2019, echoed the IMF in citing substantial risks to the global economy. Confronted by near-term Brexit uncertainty, a weaker global backdrop and tighter financial and credit conditions, the Bank of England shifted its 2019 forecast for the United Kingdom down to only 1.2%. The list goes on with the Reserve Bank of Australia, the European Central Bank and the U.S. Federal Reserve all ratcheting down their expectations for growth during the early months of 2019. The dour sentiment associated with near-term growth projections represented only one side of a very important two-sided coin. The concomitant effect of lowered growth expectations was a global about-face on the part of central banks and a reason to shift away from their tilt toward tighter monetary policy. That shift, together with skeptical sentiment, less-than-aggressive positioning, and economic data that was sufficiently mixed to ward off immediate recession fears, allowed many equity and commodity markets to print double-digit advances during the first quarter of 2019.

April marked another solid month for growth assets as investors embraced optimism about trade policy between the U.S. and China and earnings results continued to outpace analyst estimates. The S&P 500 Index closed the month at a new all-time high. But as quick as the monthly calendar turned, investors were met with increasingly uncomfortable developments. On the very first day of May, Federal Reserve Chair Jerome Powell pushed back on market expectations for interest rate cuts by suggesting that recent low levels of inflation were likely transitory. From there, trade conflict between the U.S. and the rest of the world took center stage; battering equity markets while flattering bonds. But as May turned to June, liquidity-driven animal spirits returned and sent the S&P 500 Index to new all-time highs while many global bond yields plumbed new all-time lows. Another wave of central bank accommodation was the proximate source of the moves with both the European Central Bank and the Federal Reserve indicating that further policy tools and interest rate cuts would be used to support economic growth.

That support was more than enough to help financial assets recover from a challenging May with global equities, as measured by the MSCI All Country World Index, advancing 3.6% for the second quarter and global bonds, as measured by the FTSE World Government Bond Index, delivering nearly identical results (+3.6%). Across commodity markets, the ongoing trade tensions, geopolitical risk and monetary policy guidance also moved markets. Notable examples included some stark and shifting assessments of prices for oil and gold. Oil prices fell into a bear market during May’s trade-induced weakness but then recovered to finish the quarter just below levels prevailing at the start of the quarter. Gold prices were relatively range-bound in both April and May but rocketed higher in June, eclipsing $1,400 per ounce, amidst the ongoing easing tilt on the part of global central banks.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio delivered absolute returns of 13.94% in the first half of 2019, trailing its composite benchmark. The negative relative return was driven primarily by asset allocation decisions, though lagging returns of the underlying ETFs relative to their respective benchmarks also had a modest impact.

With every asset class across the Portfolio delivering positive returns over the period, an overweight position in cash provided the biggest drag on benchmark relative performance. In equities, non-U.S. developed and emerging markets broadly lagged U.S. markets. While both asset classes were positive on an absolute basis, positioning underweight non-U.S. developed markets and overweight emerging markets produced negative returns against the benchmark overall.

On the positive side, a broad underweight to fixed income assets was the biggest contributor to benchmark relative returns. The Portfolio also benefited from sector positioning within U.S. large cap stocks – gaining a significant boost from technology stocks in particular. A modest underweight to U.S. small cap stocks also proved valuable, as the asset class lagged versus their large cap counterparts.

At the end the period, the Portfolio was positioned with a modest overweight to equities, funded from an underweight to U.S. aggregate bonds. As of period end, within equities, we were favoring U.S. large cap stocks broadly, including 2% allocations to the

BHFTI-1

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Managed by SSGA Funds Management, Inc.

Portfolio Manager Commentary*—(Continued)

Healthcare, Industrial and Consumer Staples sectors. As of period end, the Portfolio also had an overweight position to U.S. Real Estate Investment Trusts. Within fixed income, as of period end, we were maintaining an overweight to high yield bonds, partially offsetting the aggregate bond underweight.

Mike Martel

Tim Furbush

Portfolio Managers

SSGA Funds Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI ALL COUNTRY WORLD INDEX

AND THE SSGA GROWTH COMPOSITE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
SSGA Growth ETF Portfolio
Class A	13.94	4.35	5.54	9.87
Class B	13.83	3.99	5.26	9.59
Class E	13.94	4.11	5.38	9.71
MSCI ACWI (All Country World Index)	16.23	5.75	6.16	10.15
SSGA Growth Composite Index	14.15	5.48	6.21	10.38

1 The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 24 developed and 21 emerging market indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The SSGA Growth Composite Index is computed by SSGA, consisting of 35% S&P 500 Index, 5% S&P MidCap 400 Index, 5% S&P 600 Index, 20% MSCI World ex-U.S. Index, 3% S&P/Citigroup World ex-U.S. Range < 2 Billion USD Index, 7% MSCI Emerging Markets IMI, 3% MSCI U.S. REIT Index, 2% Dow Jones Global ex-U.S. Select Real Estate Securities Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 5% Bloomberg Barclays High Yield Very Liquid Index, 3% Bloomberg Barclays U.S. TIPS Index, and 2% Bloomberg Barclays 1-3 Month U.S. T-Bill Index.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
SPDR S&P 500 ETF Trust	31.1
iShares MSCI EAFE ETF	16.8
SPDR Bloomberg Barclays High Yield Bond ETF	9.0
iShares Core MSCI Emerging Markets ETF	7.1
iShares Core S&P Mid-Cap ETF	5.0
Vanguard REIT ETF	4.9
iShares Core S&P Small-Cap ETF	4.1
Vanguard Total Bond Market ETF	4.0
iShares TIPS Bond ETF	3.0
SPDR S&P International Small Cap ETF	3.0

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	37.1
International Developed Market Equities	21.7
High Yield Fixed Income	9.0
Emerging Market Equities	7.1
Investment Grade Fixed Income	7.0
Real Estate Equities	6.9
U.S. Mid Cap Equities	5.0
U.S. Small Cap Equities	4.1
Money Market	2.0

BHFTI-3

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

SSGA Growth ETF Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.35%	$1,000.00	$1,139.40	$1.86
	Hypothetical*	0.35%	$1,000.00	$1,023.06	$1.76

Class B (a)	Actual	0.60%	$1,000.00	$1,138.30	$3.18
	Hypothetical*	0.60%	$1,000.00	$1,021.82	$3.01

Class E (a)	Actual	0.50%	$1,000.00	$1,139.40	$2.65
	Hypothetical*	0.50%	$1,000.00	$1,022.32	$2.51

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio does not include the expenses of the Underlying ETFs in which the Portfolio invests.

BHFTI-4

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Mutual Funds—97.9% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—97.9%
Consumer Staples Select Sector SPDR Fund (a) (b)	286,616	$16,643,791
Health Care Select Sector SPDR Fund (a) (b)	184,162	17,060,768
Industrial Select Sector SPDR Fund (a) (b)	221,687	17,163,008
iShares Core MSCI Emerging Markets ETF	1,171,646	60,269,470
iShares Core S&P Mid-Cap ETF (a)	218,706	42,485,828
iShares Core S&P Small-Cap ETF (a)	440,982	34,520,071
iShares MSCI Canada ETF (a)	595,929	17,055,488
iShares MSCI EAFE ETF (a)	2,173,454	142,861,131
iShares TIPS Bond ETF	220,198	25,430,667
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	702,048	76,481,109
SPDR Dow Jones International Real Estate ETF (a) (b)	430,166	16,668,932
SPDR S&P 500 ETF Trust (a) (b)	901,649	264,183,157
SPDR S&P International Small Cap ETF (a) (b)	839,146	25,132,423
Vanguard REIT ETF (a)	473,626	41,394,912
Vanguard Total Bond Market ETF	409,139	33,987,177

Total Mutual Funds (Cost $737,560,528)		831,337,932

Short-Term Investment—2.0%

Mutual Fund—2.0%
AIM STIT-STIC Prime Portfolio	17,002,923	17,002,923

Total Short-Term Investments (Cost $17,002,923)		17,002,923

Securities Lending Reinvestments (c)—29.8%

Bank Note—0.3%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,500,000	2,511,261

Certificates of Deposit—13.3%
Banco Del Estado De Chile New York 2.592%, 1M LIBOR + 0.180%, 10/09/19 (d)	5,000,000	5,000,705
Banco Santander S.A. 2.600%, 07/05/19	3,000,000	3,000,156
Bank of Montreal (Chicago)
2.512%, 1M LIBOR + 0.100%, 10/11/19 (d)	2,000,000	2,000,066
2.590%, SOFR + 0.170%, 02/07/20 (d)	2,000,000	2,000,112
2.751%, 1M LIBOR + 0.330%, 08/06/19 (d)	6,000,000	6,001,722
Bank of Nova Scotia 2.564%, 1M LIBOR + 0.170%, 05/15/20 (d)	3,000,000	2,999,727
Barclays Bank plc
2.950%, 08/02/19	2,000,000	2,001,052
3.000%, 09/19/19	3,060,813	3,004,023
BNP Paribas S.A. New York 2.615%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,736
Canadian Imperial Bank of Commerce 2.644%, 1M LIBOR + 0.250%, 10/15/19 (d)	2,000,000	2,000,658
Chiba Bank, Ltd. 2.400%, 09/19/19	2,000,000	2,000,040
China Construction Bank Corp. 2.670%, 07/18/19	2,000,000	2,000,308

Certificates of Deposit—(Continued)
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (d)	1,000,000	1,000,506
Credit Industriel et Commercial 2.600%, 1M LIBOR + 0.160%, 01/03/20 (d)	4,000,000	4,000,644
Credit Suisse AG 2.580%, 1M LIBOR + 0.140%, 10/02/19 (d)	6,000,000	6,000,024
Industrial & Commercial Bank of China, Ltd.
2.630%, 08/28/19	5,000,000	5,001,640
2.670%, 07/25/19	2,000,000	2,000,388
2.670%, 08/01/19	1,000,000	1,000,216
KBC Bank NV
Zero Coupon, 10/25/19	3,948,000	3,970,539
2.610%, 07/02/19	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 07/17/19	1,986,941	1,997,500
Zero Coupon, 08/09/19	2,980,425	2,991,810
Mizuho Bank, Ltd.
2.573%, 1M LIBOR + 0.160%, 09/12/19 (d)	2,000,000	2,000,516
2.672%, 3M LIBOR + 0.080%, 07/09/19 (d)	2,000,000	2,000,182
National Australia Bank, Ltd. 2.602%, 1M LIBOR + 0.190%, 04/08/20 (d)	2,000,000	2,000,460
Natixis New York 2.747%, 3M LIBOR + 0.150%, 10/15/19 (d)	1,000,000	1,000,397
Norinchukin Bank, London Zero Coupon, 07/09/19	1,986,842	1,998,540
Societe Generale 2.672%, 3M LIBOR + 0.080%, 07/09/19 (d)	2,000,000	2,000,216
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (d)	5,000,000	5,000,180
2.660%, 08/23/19	1,000,000	1,000,463
Sumitomo Mitsui Banking Corp.
2.542%, 1M LIBOR + 0.130%, 12/09/19 (d)	2,000,000	2,000,098
2.553%, 1M LIBOR + 0.140%, 11/12/19 (d)	2,000,000	2,000,238
2.589%, 1M LIBOR + 0.170%, 08/07/19 (d)	2,000,014	2,000,210
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 10/25/19	986,807	992,380
2.523%, 1M LIBOR + 0.140%, 11/20/19 (d)	2,000,000	2,000,200
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,985,780
Svenska Handelsbanken AB 2.792%, 1M LIBOR + 0.380%, 12/10/19 (d)	3,000,000	3,003,699
Toronto-Dominion Bank
2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,001,780
2.611%, 1M LIBOR + 0.180%, 06/03/20 (d)	2,000,000	1,999,956
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (d)	2,000,000	2,000,270
Wells Fargo Bank N.A. 2.796%, 3M LIBOR + 0.210%, 10/25/19 (d)	6,000,000	6,004,758

		112,962,895

Commercial Paper—4.6%
Agricultural Bank of China 2.610%, 08/14/19	3,973,320	3,987,668
Bank of China, Ltd. 2.670%, 07/16/19	4,966,625	4,993,515

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
China Construction Bank Corp.
2.660%, 07/19/19	2,979,607	$2,995,455
2.685%, 07/03/19	1,986,575	1,999,276
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (d)	7,000,000	7,001,393
Industrial & Commercial Bank of China, Ltd. 2.610%, 08/20/19	1,986,660	1,992,612
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (d)	5,000,000	5,001,265
LMA S.A. & LMA Americas, Corp. 2.570%, 08/14/19	2,974,300	2,990,472
Royal Bank of Canada 2.757%, 3M LIBOR + 0.160%, 01/14/20 (d)	2,000,000	2,001,684
Sheffield Receivables Co. 2.600%, SOFR + 0.180%, 12/03/19 (d)	3,000,000	2,999,985
Starbird Funding Corp. 2.600%, 07/01/19	993,575	999,795
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (d)	2,000,000	2,001,950

		38,965,070

Repurchase Agreements—9.1%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $9,354,318; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $9,539,576.	9,352,526	9,352,526
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $3,525,680; collateralized by various Common Stock with an aggregate market value of $3,850,000.	3,500,000	3,500,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $1,007,755; collateralized by various Common Stock with an aggregate market value of $1,100,272.	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $5,013,174; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Repurchase Agreement dated 06/28/19 at 2.760%, due on 08/02/19 with a maturity value of $1,604,293; collateralized by various Common Stock with an aggregate market value of $1,760,000.	1,600,000	1,600,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $25,005,417; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $25,500,005.	25,000,000	25,000,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $10,141,440; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $10,341,953.	10,139,116	10,139,116
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $15,007,467; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $16,414,681.	15,000,000	15,000,000
Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $5,002,489; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $5,471,560.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $2,000,972; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,155,136.	2,000,000	2,000,000

		77,591,642

Time Deposits—2.5%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	1,000,000
Nordea Bank New York 2.310%, 07/01/19	10,000,000	10,000,000
Royal Bank of Canada 2.500%, 07/01/19	10,000,000	10,000,000

		21,000,000

Total Securities Lending Reinvestments (Cost $252,985,765)		253,030,868

Total Investments—129.7% (Cost $1,007,549,216)		1,101,371,723
Other assets and liabilities (net)—(29.7)%		(251,936,623)

Net Assets—100.0%		$849,435,100

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $248,653,604 and the collateral received consisted of cash in the amount of $252,875,661. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$831,337,932	$—	$—	$831,337,932
Total Short-Term Investment*	17,002,923	—	—	17,002,923
Total Securities Lending Reinvestments*	—	253,030,868	—	253,030,868
Total Investments	$848,340,855	$253,030,868	$—	$1,101,371,723

Collateral for Securities Loaned (Liability)	$—	$(252,875,661)	$—	$(252,875,661)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$668,038,535
Affiliated investments at value (c) (d)	433,333,188
Receivable for:
Fund shares sold	70,977
Dividends	308,280
Dividends on affiliated investments	1,634,693

Total Assets	1,103,385,673
Liabilities
Collateral for securities loaned	252,875,661
Payables for:
Fund shares redeemed	438,062
Accrued Expenses:
Management fees	218,337
Distribution and service fees	164,351
Administration fees	21,646
Custodian and accounting fees	35,881
Deferred trustees’ fees	138,821
Other expenses	57,814

Total Liabilities	253,950,573

Net Assets	$849,435,100

Net Assets Consist of:
Paid in surplus	$728,635,477
Distributable earnings (Accumulated losses)	120,799,623

Net Assets	$849,435,100

Net Assets
Class A	$33,253,052
Class B	808,832,936
Class E	7,349,112
Capital Shares Outstanding*
Class A	2,938,023
Class B	71,935,537
Class E	652,165
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.32
Class B	11.24
Class E	11.27

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $646,250,598.
(b)	Includes securities loaned at value of $59,923,174.
(c)	Identified cost of affiliated investments was $361,298,618.
(d)	Includes securities loaned at value of $188,730,430.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends	$5,680,519
Dividends from affiliated investments	4,984,685
Securities lending income	587,381

Total investment income	11,252,585
Expenses
Management fees	1,326,898
Administration fees	18,621
Custodian and accounting fees	19,309
Distribution and service fees—Class B	994,664
Distribution and service fees—Class E	5,430
Audit and tax services	20,856
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	19,080
Insurance	2,946
Miscellaneous	7,204

Total expenses	2,468,795

Net Investment Income	8,783,790

Net Realized and Unrealized Gain
Net realized gain on:
Investments	6,603,066
Affiliated investments	15,996,428

Net realized gain	22,599,494

Net change in unrealized appreciation on:
Investments	34,622,639
Affiliated investments	41,690,075

Net change in unrealized appreciation	76,312,714

Net realized and unrealized gain	98,912,208

Net Increase in Net Assets From Operations	$107,695,998

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$8,783,790	$16,615,818
Net realized gain	22,599,494	54,491,084
Net change in unrealized appreciation (depreciation)	76,312,714	(145,972,864)

Increase (decrease) in net assets from operations	107,695,998	(74,865,962)

From Distributions to Shareholders
Class A	(2,821,209)	(2,686,872)
Class B	(67,110,264)	(68,005,379)
Class E	(622,510)	(601,887)

Total distributions	(70,553,983)	(71,294,138)

Increase (decrease) in net assets from capital share transactions	20,143,402	(41,417,846)

Total increase (decrease) in net assets	57,285,417	(187,577,946)

Net Assets
Beginning of period	792,149,683	979,727,629

End of period	$849,435,100	$792,149,683

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	82,737	$983,013	164,273	$2,012,626
Reinvestments	253,934	2,821,209	221,324	2,686,872
Redemptions	(147,136)	(1,728,910)	(339,843)	(4,195,033)

Net increase	189,535	$2,075,312	45,754	$504,465

Class B
Sales	546,907	$6,427,922	2,223,496	$27,438,467
Reinvestments	6,078,828	67,110,264	5,638,920	68,005,379
Redemptions	(4,748,189)	(55,661,081)	(11,151,169)	(137,499,759)

Net increase (decrease)	1,877,546	$17,877,105	(3,288,753)	$(42,055,913)

Class E
Sales	27,645	$324,926	63,248	$758,303
Reinvestments	56,285	622,510	49,784	601,887
Redemptions	(64,505)	(756,451)	(99,214)	(1,226,588)

Net increase	19,425	$190,985	13,818	$133,602

Increase (decrease) derived from capital shares transactions		$20,143,402		$(41,417,846)

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.86		$12.87	$11.10	$11.37	$12.55	$12.96

Income (Loss) from Investment Operations
Net investment income (a)	0.14		0.25	0.26	0.28	0.25	0.28
Net realized and unrealized gain (loss)	1.37		(1.24)	1.92	0.47	(0.45)	0.40

Total income (loss) from investment operations	1.51		(0.99)	2.18	0.75	(0.20)	0.68

Less Distributions
Distributions from net investment income	(0.27)		(0.29)	(0.28)	(0.28)	(0.29)	(0.28)
Distributions from net realized capital gains	(0.78)		(0.73)	(0.13)	(0.74)	(0.69)	(0.81)

Total distributions	(1.05)		(1.02)	(0.41)	(1.02)	(0.98)	(1.09)

Net Asset Value, End of Period	$11.32		$10.86	$12.87	$11.10	$11.37	$12.55

Total Return (%) (b)	14.05	(c)(g)	(8.44)	19.98	7.04	(2.04)	5.69

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.35	(e)	0.34	0.34	0.34	0.34	0.34
Ratio of net investment income to average net assets (%) (f)	2.37	(e)	2.06	2.19	2.53	2.08	2.21
Portfolio turnover rate (%)	32	(c)	32	43	59	43	56
Net assets, end of period (in millions)	$33.3		$29.9	$34.8	$29.1	$27.0	$26.6

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.78		$12.78	$11.03	$11.29	$12.47	$12.89

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.22	0.23	0.25	0.22	0.24
Net realized and unrealized gain (loss)	1.36		(1.23)	1.90	0.48	(0.46)	0.40

Total income (loss) from investment operations	1.48		(1.01)	2.13	0.73	(0.24)	0.64

Less Distributions
Distributions from net investment income	(0.24)		(0.26)	(0.25)	(0.25)	(0.25)	(0.25)
Distributions from net realized capital gains	(0.78)		(0.73)	(0.13)	(0.74)	(0.69)	(0.81)

Total distributions	(1.02)		(0.99)	(0.38)	(0.99)	(0.94)	(1.06)

Net Asset Value, End of Period	$11.24		$10.78	$12.78	$11.03	$11.29	$12.47

Total Return (%) (b)	13.83	(c)	(8.75)	19.64	6.88	(2.31)	5.38

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.60	(e)	0.59	0.59	0.59	0.59	0.59
Ratio of net investment income to average net assets (%) (f)	2.09	(e)	1.79	1.91	2.23	1.80	1.94
Portfolio turnover rate (%)	32	(c)	32	43	59	43	56
Net assets, end of period (in millions)	$808.8		$755.4	$937.0	$868.1	$892.3	$972.1

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.81		$12.81	$11.05	$11.32	$12.50	$12.92

Income (Loss) from Investment Operations
Net investment income (a)	0.13		0.24	0.24	0.26	0.23	0.26
Net realized and unrealized gain (loss)	1.36		(1.24)	1.91	0.47	(0.46)	0.39

Total income (loss) from investment operations	1.49		(1.00)	2.15	0.73	(0.23)	0.65

Less Distributions
Distributions from net investment income	(0.25)		(0.27)	(0.26)	(0.26)	(0.26)	(0.26)
Distributions from net realized capital gains	(0.78)		(0.73)	(0.13)	(0.74)	(0.69)	(0.81)

Total distributions	(1.03)		(1.00)	(0.39)	(1.00)	(0.95)	(1.07)

Net Asset Value, End of Period	$11.27		$10.81	$12.81	$11.05	$11.32	$12.50

Total Return (%) (b)	13.94	(c)	(8.63)	19.80	6.90	(2.21)	5.48

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.50	(e)	0.49	0.49	0.49	0.49	0.49
Ratio of net investment income to average net assets (%) (f)	2.21	(e)	1.91	1.99	2.33	1.88	2.04
Portfolio turnover rate (%)	32	(c)	32	43	59	43	56
Net assets, end of period (in millions)	$7.3		$6.8	$7.9	$7.5	$7.6	$8.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
(g)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is SSGA Growth ETF Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (“Underlying ETFs”), including, but not limited to, Standard and Poors Depositary Receipts (SPDRs®) of the S&P 500® ETF Trust, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., and Vanguard ETFsTM of the Vanguard® Index Funds.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying ETFs are valued at the closing market quotation for their shares and are categorized as Level 1 within the fair value hierarchy. The NAV of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy

Investments in registered open-end management investment companies are valued at reported NAV per share and are categorized as Level 1 within the fair value hierarchy.

BHFTI-12

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying ETFs are recorded as Net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $77,591,642. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

BHFTI-13

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Mutual Funds in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio and the Underlying ETFs invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio and the Underlying ETFs may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio and the Underlying ETFs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio and the Underlying ETFs may be exposed to counterparty risk, or the risk that an entity with which the Portfolio and the Underlying ETFs have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio and the Underlying ETFs to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio and the Underlying ETFs manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio and the Underlying ETFs restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Portfolio and the Underlying ETFs undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and the Underlying ETFs in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$263,384,362	$0	$272,112,760

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$1,326,898	0.330%	First $500 million
	0.300%	Over $500 million

BHFTI-14

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. SSGA Funds Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2019 is as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2019
Communication Service Select Sector SPDR Fund	$—	$17,354,884	$(17,563,903)	$209,019	$—	$—
Consumer Discretionary Select Sector SPDR Fund	15,476,649	—	(17,210,769)	(16,519)	1,750,639	—
Consumer Staples Select Sector SPDR Fund	—	16,869,731	—	—	(225,940)	16,643,791
Energy Select Sector SPDR Fund	14,940,650	—	(16,207,172)	(3,574,799)	4,841,321	—
Health Care Select Sector SPDR Fund	—	16,933,059	(211,017)	2,058	336,668	17,060,768
Industrial Select Sector SPDR Fund	—	16,861,482	(360,588)	7,029	655,085	17,163,008
Real Estate Select Sector SPDR Fund	—	16,446,629	(17,899,776)	1,453,147	—	—
SPDR Bloomberg Barclays High Yield Bond ETF	48,143,842	35,382,054	(11,086,861)	(1,242,776)	5,284,850	76,481,109
SPDR Dow Jones International Real Estate ETF	7,882,304	8,195,362	(576,356)	37,251	1,130,371	16,668,932
SPDR S&P 500 ETF Trust	256,998,234	—	(35,008,026)	12,522,819	29,670,130	264,183,157
SPDR S&P International Small Cap ETF	23,146,908	774,850	(496,464)	84,172	1,622,957	25,132,423
Technology Select Sector SPDR Fund	15,586,916	16,814,427	(35,540,364)	6,515,027	(3,376,006)	—

	$382,175,503	$145,632,478	$(152,161,296)	$15,996,428	$41,690,075	$433,333,188

BHFTI-15

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2019
Communication Service Select Sector SPDR Fund	$30,634	—
Consumer Discretionary Select Sector SPDR Fund	—	—
Consumer Staples Select Sector SPDR Fund	128,549	286,616
Energy Select Sector SPDR Fund	—	—
Health Care Select Sector SPDR Fund	136,928	184,162
Industrial Select Sector SPDR Fund	171,653	221,687
Real Estate Select Sector SPDR Fund	—	—
SPDR Bloomberg Barclays High Yield Bond ETF	1,451,714	702,048
SPDR Dow Jones International Real Estate ETF	266,624	430,166
SPDR S&P 500 ETF Trust	2,454,727	901,649
SPDR S&P International Small Cap ETF	343,856	839,146
Technology Select Sector SPDR Fund	—	—

	$4,984,685

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,011,376,065

Gross unrealized appreciation	94,158,294
Gross unrealized depreciation	(4,162,636)

Net unrealized appreciation (depreciation)	$89,995,658

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$23,972,550	$19,921,771	$47,321,588	$9,998,382	$71,294,138	$29,920,153

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$19,511,713	$50,586,908	$13,682,944	$—	$83,781,565

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-16

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the T. Rowe Price Large Cap Value Portfolio returned 16.03%, 15.86%, and 15.91%, respectively. The Portfolio’s benchmark, the Russell 1000 Value Index1, returned 16.24%.

MARKET ENVIRONMENT / CONDITIONS

Despite some intraperiod volatility, major U.S. stock indexes ended the first half of 2019 near record highs, due in part to the Federal Reserve’s (“Fed’s”) more accommodative monetary policy stance. In March, the central bank stopped raising short-term interest rates and offered a dovish post-meeting statement, sending stocks higher. In June, equities rallied further after the Fed signaled an increased willingness to cut rates if economic conditions worsen.

Developments in the long-simmering trade dispute between the U.S. and China sparked market volatility throughout the period. Most notably, stocks dipped in May due to heightened trade tensions between the two countries. However, at period-end, investors appeared hopeful for at least a short-term trade truce amid continued negotiations, boosting equities. Solid corporate earnings, albeit against tempered expectations, also supported stocks. At various points, continued concerns about slowing global economic growth and mixed U.S. economic data tempered gains.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio posted positive returns for the six months ended June 30, 2019, but slightly underperformed its benchmark, the Russell 1000 Value Index. Broadly speaking, stock selection drove relative performance, although the positive impact was tempered by unfavorable sector weighting.

Health Care was the largest detractor from relative performance due to stock choices. CVS Health suffered due to weakness in its pharmacy-benefits and long-term care businesses. Despite these short-term headwinds, we believe CVS Health, which recently acquired insurer Aetna, can create value by offering health clinics within CVS Health pharmacies.

Consumer Discretionary also hampered relative performance due to stock selection. Shares of Kohl’s declined after management lowered guidance, which was attributed to poor weather and a competitive retail landscape. We remain mindful of the threat posed by e-commerce and continue to like Kohl’s for its attractive valuation, strong dividend yield, and off-mall locations.

Conversely, Information Technology (“IT”) was the largest contributor for the period, due to stock selection. Microsoft shares gained as the company continued to generate strong growth within cloud computing through its Intelligent Cloud segment, which includes Azure, on-premises, and professional service offerings.

Stock choices in Consumer Staples also boosted relative performance, led by shares of Tyson Foods. Tyson Foods benefited from strong performance in its beef, pork, and prepared foods segments, as well as a decline in the pork supply due to African swine fever, which raised expectations for higher chicken prices.

Relative to the benchmark, the Portfolio’s largest overweight was in the Industrials sector at the end of the period. We were also overweight the Consumer Staples, IT, and Energy sectors. Our most significant underweight was in the Real Estate sector. We maintained underweight allocations to the Consumer Discretionary and Utilities sectors as well. Portfolio positioning decisions are driven primarily by bottom-up stock selection informed by rigorous internal research at the individual company level.

John D. Linehan

Mark S. Finn

Heather K. McPherson

Portfolio Managers

T. Rowe Price Associates, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-1

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year	Since Inception[2]
T. Rowe Price Large Cap Value Portfolio
Class A	16.03	6.31	7.85	12.96	—
Class B	15.86	6.00	7.58	12.68	—
Class E	15.91	6.12	7.69	—	8.38
Russell 1000 Value Index	16.24	8.47	7.46	13.19	—

1 The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

2 Inception dates of the Class A, Class B and Class E shares are 12/11/1989, 3/22/2001 and 4/23/2014, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
JPMorgan Chase & Co.	3.4
Wells Fargo & Co.	3.3
Microsoft Corp.	3.3
Tyson Foods, Inc. - Class A	2.6
Pfizer, Inc.	2.6
Chubb, Ltd.	2.6
Total S.A.(ADR)	2.6
American International Group, Inc.	2.3
Southern Co. (The)	2.3
Cisco Systems, Inc.	2.2

Top Sectors

% of Net Assets
Financials	22.4
Health Care	14.4
Information Technology	11.1
Industrials	11.0
Energy	9.5
Consumer Staples	9.3
Utilities	6.7
Communication Services	5.6
Materials	3.5
Consumer Discretionary	2.5

BHFTI-2

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

T. Rowe Price Large Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.52%	$1,000.00	$1,160.30	$2.79
	Hypothetical*	0.52%	$1,000.00	$1,022.22	$2.61

Class B (a)	Actual	0.77%	$1,000.00	$1,158.60	$4.12
	Hypothetical*	0.77%	$1,000.00	$1,020.98	$3.86

Class E (a)	Actual	0.67%	$1,000.00	$1,159.10	$3.59
	Hypothetical*	0.67%	$1,000.00	$1,021.47	$3.36

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-3

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—95.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Boeing Co. (The)	142,105	$51,727,641
Raytheon Co.	144,504	25,126,356

		76,853,997

Air Freight & Logistics—1.4%
United Parcel Service, Inc. - Class B	427,479	44,145,756

Airlines—1.2%
Southwest Airlines Co.	728,258	36,980,941

Auto Components—0.7%
Magna International, Inc.	431,537	21,447,389

Banks—10.9%
Citigroup, Inc.	448,356	31,398,371
Fifth Third Bancorp	1,765,156	49,247,852
JPMorgan Chase & Co.	933,435	104,358,033
Signature Bank	116,900	14,126,196
U.S. Bancorp	690,390	36,176,436
Wells Fargo & Co.	2,187,246	103,500,481

		338,807,369

Beverages—0.8%
PepsiCo, Inc.	187,522	24,589,760

Biotechnology—0.9%
Gilead Sciences, Inc.	406,931	27,492,258

Building Products—2.1%
Fortune Brands Home & Security, Inc.	597,700	34,146,601
Johnson Controls International plc (a)	747,370	30,873,855

		65,020,456

Capital Markets—3.7%
Bank of New York Mellon Corp. (The)	702,505	31,015,596
Franklin Resources, Inc. (a)	685,500	23,855,400
Morgan Stanley	1,364,590	59,782,688

		114,653,684

Chemicals—2.2%
CF Industries Holdings, Inc.	520,391	24,307,463
Corteva, Inc. (b)	187,469	5,543,458
Dow, Inc. (b)	288,502	14,226,034
DuPont de Nemours, Inc.	331,469	24,883,378

		68,960,333

Commercial Services & Supplies—0.6%
Stericycle, Inc. (a) (b)	366,121	17,482,278

Communications Equipment—2.2%
Cisco Systems, Inc.	1,254,057	68,634,540

Containers & Packaging—1.2%
International Paper Co.	883,550	38,275,386

Diversified Financial Services—0.6%
AXA Equitable Holdings, Inc.	923,617	19,303,595

Diversified Telecommunication Services—2.5%
AT&T, Inc.	507,900	17,019,729
Verizon Communications, Inc.	1,044,253	59,658,174

		76,677,903

Electric Utilities—4.5%
Duke Energy Corp.	191,400	16,889,136
Evergy, Inc.	583,057	35,070,879
NextEra Energy, Inc.	34,000	6,965,240
PG&E Corp. (b)	388,170	8,896,856
Southern Co. (The) (a)	1,275,023	70,483,271

		138,305,382

Electronic Equipment, Instruments & Components—0.8%
TE Connectivity, Ltd.	273,894	26,233,567

Entertainment—0.3%
Walt Disney Co. (The)	72,747	10,158,391

Equity Real Estate Investment Trusts—1.8%
SL Green Realty Corp.	235,100	18,894,987
Weyerhaeuser Co.	1,365,733	35,973,407

		54,868,394

Food & Staples Retailing—1.4%
Walmart, Inc.	384,184	42,448,490

Food Products—4.2%
Bunge, Ltd. (a)	510,986	28,467,030
Conagra Brands, Inc. (a)	742,700	19,696,404
Tyson Foods, Inc. - Class A	1,000,696	80,796,195

		128,959,629

Health Care Equipment & Supplies—4.6%
Becton Dickinson & Co. (a)	101,612	25,607,240
Hologic, Inc. (b)	582,318	27,962,911
Medtronic plc	696,293	67,811,975
Zimmer Biomet Holdings, Inc.	168,100	19,792,094

		141,174,220

Health Care Providers & Services—1.4%
CVS Health Corp. (a)	795,661	43,355,568

Hotels, Restaurants & Leisure—1.3%
Carnival Corp.	455,513	21,204,130
Las Vegas Sands Corp. (a)	333,868	19,728,260

		40,932,390

Household Products—1.6%
Kimberly-Clark Corp. (a)	369,013	49,182,053

See accompanying notes to financial statements.

BHFTI-4

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—1.9%
General Electric Co.	5,541,249	$58,183,115

Insurance—7.1%
American International Group, Inc. (a)	1,347,845	71,813,181
Chubb, Ltd.	539,868	79,517,158
Loews Corp. (a)	507,960	27,770,173
Marsh & McLennan Cos., Inc.	398,629	39,763,243

		218,863,755

IT Services—0.5%
Cognizant Technology Solutions Corp. - Class A (a)	229,700	14,560,683

Leisure Products—0.2%
Mattel, Inc. (a) (b)	527,555	5,913,892

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.	69,575	20,432,786

Machinery—0.8%
Illinois Tool Works, Inc. (a)	162,051	24,438,911

Media—2.8%
Comcast Corp. - Class A	930,809	39,354,604
Fox Corp. - Class B (b)	779,654	28,480,761
News Corp. - Class A (a)	1,338,936	18,062,247

		85,897,612

Multi-Utilities—0.4%
Sempra Energy (a)	91,900	12,630,736

Multiline Retail—0.3%
Kohl’s Corp. (a)	178,964	8,509,738

Oil, Gas & Consumable Fuels—9.5%
EQT Corp. (a)	405,840	6,416,330
Equitrans Midstream Corp. (a) (b)	430,462	8,484,406
Exxon Mobil Corp. (a)	790,617	60,584,981
Hess Corp. (a)	233,466	14,841,434
Occidental Petroleum Corp.	797,761	40,111,423
Pioneer Natural Resources Co. (a)	181,500	27,925,590
TC Energy Corp.	1,150,839	56,989,547
Total S.A. (ADR)	1,423,180	79,399,212

		294,752,923

Pharmaceuticals—6.6%
Johnson & Johnson	429,591	59,833,434
Merck & Co., Inc.	533,650	44,746,553
Perrigo Co. plc (a)	450,719	21,463,239
Pfizer, Inc.	1,835,895	79,530,971

		205,574,197

Professional Services—0.6%
Nielsen Holdings plc	786,700	17,779,420

Semiconductors & Semiconductor Equipment—4.3%
Applied Materials, Inc.	758,227	34,051,975
QUALCOMM, Inc.	799,356	60,807,011
Texas Instruments, Inc.	327,703	37,607,196

		132,466,182

Software—3.3%
Microsoft Corp.	757,179	101,431,699

Tobacco—1.3%
Philip Morris International, Inc. (a)	526,555	41,350,364

Total Common Stocks (Cost $2,599,730,859)		2,957,729,742

Convertible Preferred Stocks—2.1%

Electric Utilities—1.0%
NextEra Energy, Inc. 6.123%, 09/01/19 (a)	479,723	31,148,414

Health Care Equipment & Supplies—0.2%
Becton Dickinson & Co. 6.125%, 05/01/20	112,517	6,965,928

Multi-Utilities—0.9%
Sempra Energy
6.000%, 01/15/21 (a)	189,918	21,173,958
6.750%, 07/15/21 (a)	45,416	5,042,084

		26,216,042

Total Convertible Preferred Stocks (Cost $53,106,359)		64,330,384

Short-Term Investment—2.1%

Mutual Fund—2.1%
T. Rowe Price Treasury Reserve Fund (c)	64,776,792	64,776,792

Total Short-Term Investments (Cost $64,776,792)		64,776,792

Securities Lending Reinvestments (d)—12.6%

Bank Note—0.1%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (e)	3,000,000	3,013,513

Certificates of Deposit—7.6%
ABN AMRO Bank NV Zero Coupon, 07/05/19	9,912,326	9,995,300
Banco Del Estado De Chile New York 2.592%, 1M LIBOR + 0.180%, 10/09/19 (e)	7,000,000	7,000,987
Banco Santander S.A. 2.600%, 07/05/19	3,000,000	3,000,156

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Montreal (Chicago) 2.751%, 1M LIBOR + 0.330%, 08/06/19 (e)	5,000,000	$5,001,435
Bank of Nova Scotia
2.564%, 1M LIBOR + 0.170%, 05/15/20 (e)	3,000,000	2,999,724
2.762%, 3M LIBOR + 0.170%, 01/09/20 (e)	5,000,000	5,003,885
Barclays Bank plc 2.950%, 08/02/19	5,000,000	5,002,630
BNP Paribas S.A. New York 2.534%, 1M LIBOR + 0.140%, 09/16/19 (e)	2,000,000	2,000,084
Canadian Imperial Bank of Commerce
2.644%, 1M LIBOR + 0.250%, 10/15/19 (e)	12,000,000	12,003,948
2.660%, 1M LIBOR + 0.270%, 07/19/19 (e)	4,000,000	4,000,352
Chiba Bank, Ltd. 2.450%, 08/12/19	2,000,000	2,000,316
China Construction Bank Corp.
2.630%, 08/30/19	3,000,000	3,000,912
2.670%, 07/18/19	1,000,000	1,000,154
Commonwealth Bank of Australia
2.569%, 1M LIBOR + 0.175%, 04/16/20 (e)	4,000,000	4,000,760
2.621%, 1M LIBOR + 0.210%, 09/13/19 (e)	3,000,000	3,000,960
Cooperative Rabobank UA 2.739%, 3M LIBOR + 0.150%, 01/08/20 (e)	10,000,000	10,003,920
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (e)	12,000,000	12,006,072
Credit Industriel et Commercial
Zero Coupon, 08/01/19	3,941,663	3,991,160
2.687%, 3M LIBOR + 0.090%, 10/15/19 (e)	5,000,000	5,001,385
Credit Suisse AG 2.561%, 1M LIBOR + 0.130%, 11/04/19 (e)	5,000,000	4,999,670
DZ Bank AG New York Zero Coupon, 07/05/19	9,934,372	9,995,300
Industrial & Commercial Bank of China, Ltd.
2.620%, 09/03/19	3,000,000	3,000,474
2.630%, 08/28/19	11,000,000	11,003,608
KBC Bank NV
Zero Coupon, 10/25/19	4,935,000	4,963,174
2.610%, 07/02/19	7,000,000	7,000,000
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 08/09/19	2,980,425	2,991,810
Zero Coupon, 09/24/19	3,976,172	3,977,240
Mizuho Bank, Ltd., New York
2.524%, 1M LIBOR + 0.120%, 11/27/19 (e)	7,000,000	7,001,799
2.573%, 1M LIBOR + 0.160%, 09/12/19 (e)	3,000,000	3,000,774
2.672%, 3M LIBOR + 0.080%, 07/09/19 (e)	2,000,000	2,000,182
MUFG Bank Ltd. 2.800%, 07/16/19	3,000,000	3,000,600
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (e)	10,000,000	10,002,890
Societe Generale 2.672%, 3M LIBOR + 0.080%, 07/09/19 (e)	2,000,000	2,000,216
Standard Chartered Bank 2.660%, 08/23/19	12,000,000	12,005,556
Sumitomo Mitsui Banking Corp. 2.542%, 1M LIBOR + 0.130%, 12/09/19 (e)	2,000,000	2,000,098
Sumitomo Mitsui Banking Corp., New York 2.589%, 1M LIBOR + 0.170%, 08/07/19 (e)	7,000,049	7,000,735

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd.
2.600%, 07/05/19	10,000,000	10,000,410
2.689%, 3M LIBOR + 0.100%, 07/08/19 (e)	5,000,000	5,000,360
Svenska Handelsbanken AB
2.592%, 1M LIBOR + 0.180%, 06/05/20 (e)	3,000,000	3,000,570
2.702%, 1M LIBOR + 0.300%, 10/31/19 (e)	3,000,000	3,002,187
2.792%, 1M LIBOR + 0.380%, 12/10/19 (e)	2,000,000	2,002,466
Toronto-Dominion Bank 2.604%, 1M LIBOR + 0.210%, 09/17/19 (e)	5,000,000	5,001,780
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (e)	12,000,000	11,999,933

		235,965,972

Commercial Paper—2.0%
Agricultural Bank of China 2.610%, 08/15/19	5,790,983	5,810,074
Bank of China, Ltd.
2.640%, 09/09/19	2,980,200	2,984,172
2.670%, 07/16/19	7,946,600	7,989,624
China Construction Bank Corp. 2.620%, 09/03/19	1,489,957	1,492,828
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (e)	10,000,000	10,002,530
LMA S.A. & LMA Americas, Corp. 2.610%, 10/03/19	3,946,930	3,973,660
Sheffield Receivables Co. 2.600%, SOFR + 0.180%, 12/03/19 (e)	5,000,000	4,999,975
Starbird Funding Corp. 2.600%, 07/01/19	4,141,166	4,141,151
Thunder Bay Funding LLC 2.540%, 1M LIBOR + 0.100%, 12/05/19 (e)	2,000,000	2,000,104
Toronto-Dominion Bank 2.780%, 1M LIBOR + 0.350%, 11/05/19 (e)	3,000,000	3,002,925
Toyota Motor Credit Corp. 2.620%, 08/29/19	11,845,420	11,951,340
Westpac Banking Corp. 2.552%, 1M LIBOR + 0.150%, 05/29/20 (e)	3,999,315	4,000,012

		62,348,395

Repurchase Agreements—1.9%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $27,201,925; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $27,740,647.	27,196,712	27,196,712
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $2,014,674; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $15,116,325; collateralized by various Common Stock with an aggregate market value of $16,504,086.	15,000,000	15,000,000

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $2,506,587; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	$2,500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $12,702,694; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $12,953,943.	12,699,942	12,699,942

		59,396,654

Time Deposits—1.0%
DZ Bank AG New York 2.380%, 07/01/19	5,000,000	5,000,000
Nordea Bank New York
2.310%, 07/01/19	5,000,000	5,000,000
2.310%, 07/01/19	14,000,000	14,000,000
Royal Bank of Canada 2.500%, 07/01/19	7,000,000	7,000,000

		31,000,000

Total Securities Lending Reinvestments (Cost $391,652,175)		391,724,534

Total Investments—112.5% (Cost $3,109,266,185)		3,478,561,452
Other assets and liabilities (net)—(12.5)%		(387,100,029)

Net Assets—100.0%		$3,091,461,423

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $386,545,020 and the collateral received consisted of cash in the amount of $391,217,232 and non-cash collateral with a value of $226,506. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,957,729,742	$—	$—	$2,957,729,742
Total Convertible Preferred Stocks*	64,330,384	—	—	64,330,384
Total Short-Term Investment*	64,776,792	—	—	64,776,792
Total Securities Lending Reinvestments*	—	391,724,534	—	391,724,534
Total Investments	$3,086,836,918	$391,724,534	$—	$3,478,561,452

Collateral for Securities Loaned (Liability)	$—	$(391,217,232)	$—	$(391,217,232)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 3 to Level 1 in the amount of $1,600,026 were due to a trading halt on the security’s primary exchange which resulted in the lack of observable inputs.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$3,413,784,660
Affiliated investments at value (c)	64,776,792
Cash	1,985,326
Receivable for:
Investments sold	5,847,318
Fund shares sold	107,901
Dividends	5,279,111
Dividends on affiliated investments	134,803

Total Assets	3,491,915,911
Liabilities
Collateral for securities loaned	391,217,232
Payables for:
Investments purchased	6,374,832
Fund shares redeemed	866,075
Accrued Expenses:
Management fees	1,245,353
Distribution and service fees	227,867
Deferred trustees’ fees	138,821
Other expenses	384,308

Total Liabilities	400,454,488

Net Assets	$3,091,461,423

Net Assets Consist of:
Paid in surplus	$2,598,615,791
Distributable earnings (Accumulated losses)	492,845,632

Net Assets	$3,091,461,423

Net Assets
Class A	$1,815,919,019
Class B	912,104,689
Class E	363,437,715
Capital Shares Outstanding*
Class A	63,436,124
Class B	32,138,114
Class E	12,756,611
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$28.63
Class B	28.38
Class E	28.49

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $3,044,489,393.
(b)	Includes securities loaned at value of $386,545,020.
(c)	Identified cost of affiliated investments was $64,776,792.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$44,262,084
Dividends from affiliated investments	767,984
Securities lending income	489,161

Total investment income	45,519,229
Expenses
Management fees	8,584,038
Administration fees	56,683
Custodian and accounting fees	89,948
Distribution and service fees—Class B	1,105,701
Distribution and service fees—Class E	266,986
Audit and tax services	22,147
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	70,773
Insurance	10,501
Miscellaneous	14,566

Total expenses	10,275,130
Less management fee waiver	(1,061,649)

Net expenses	9,213,481

Net Investment Income	36,305,748

Net Realized and Unrealized Gain
Net realized gain on:
Investments	106,235,260
Foreign currency transactions	15,743

Net realized gain	106,251,003

Net change in unrealized appreciation on:
Investments	300,222,573
Foreign currency transactions	5,992

Net change in unrealized appreciation	300,228,565

Net realized and unrealized gain	406,479,568

Net Increase in Net Assets From Operations	$442,785,316

(a)	Net of foreign withholding taxes of $569,831.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$36,305,748	$68,452,740
Net realized gain	106,251,003	350,162,302
Net change in unrealized appreciation (depreciation)	300,228,565	(694,583,782)

Increase (decrease) in net assets from operations	442,785,316	(275,968,740)

From Distributions to Shareholders
Class A	(247,879,861)	(226,435,997)
Class B	(123,293,562)	(106,419,345)
Class E	(49,440,223)	(44,800,818)

Total distributions	(420,613,646)	(377,656,160)

Increase (decrease) in net assets from capital share transactions	261,204,932	(190,736,992)

Total increase (decrease) in net assets	283,376,602	(844,361,892)

Net Assets
Beginning of period	2,808,084,821	3,652,446,713

End of period	$3,091,461,423	$2,808,084,821

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	45,896	$1,413,219	203,211	$6,810,205
Reinvestments	8,830,775	247,879,861	7,152,116	226,435,997
Redemptions	(3,197,911)	(101,500,402)	(12,352,471)	(415,927,149)

Net increase (decrease)	5,678,760	$147,792,678	(4,997,144)	$(182,680,947)

Class B
Sales	710,017	$21,849,205	1,629,930	$53,016,941
Reinvestments	4,428,648	123,293,562	3,386,994	106,419,345
Redemptions	(1,858,766)	(57,806,926)	(4,607,376)	(152,334,772)

Net increase	3,279,899	$87,335,841	409,548	$7,101,514

Class E
Sales	153,075	$4,764,135	261,500	$8,702,623
Reinvestments	1,769,514	49,440,223	1,420,895	44,800,818
Redemptions	(905,286)	(28,127,945)	(2,065,669)	(68,661,000)

Net increase (decrease)	1,017,303	$26,076,413	(383,274)	$(15,157,559)

Increase (decrease) derived from capital shares transactions		$261,204,932		$(190,736,992)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$28.64		$35.45	$33.81	$34.09	$35.94	$32.15

Income (Loss) from Investment Operations
Net investment income (a)	0.39		0.71	0.69	0.82	0.66	0.57
Net realized and unrealized gain (loss)	4.11		(3.50)	4.78	4.08	(1.82)	3.73

Total income (loss) from investment operations	4.50		(2.79)	5.47	4.90	(1.16)	4.30

Less Distributions
Distributions from net investment income	(0.75)		(0.71)	(0.80)	(1.08)	(0.62)	(0.51)
Distributions from net realized capital gains	(3.76)		(3.31)	(3.03)	(4.10)	(0.07)	0.00

Total distributions	(4.51)		(4.02)	(3.83)	(5.18)	(0.69)	(0.51)

Net Asset Value, End of Period	$28.63		$28.64	$35.45	$33.81	$34.09	$35.94

Total Return (%) (b)	16.03	(c)	(8.95)	17.27	16.20	(3.31)	13.57

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	(d)	0.59	0.59	0.59	0.59	0.59
Net ratio of expenses to average net assets (%) (e)(f)	0.52	(d)	0.54	0.54	0.56	0.56	0.56
Ratio of net investment income to average net assets (%)	2.50	(d)	2.12	2.02	2.51	1.88	1.69
Portfolio turnover rate (%)	10	(c)	20	32	27	33	19 (g)
Net assets, end of period (in millions)	$1,815.9		$1,654.3	$2,224.4	$1,882.7	$1,899.2	$2,176.5

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$28.39		$35.16	$33.57	$33.86	$35.71	$31.95

Income (Loss) from Investment Operations
Net investment income (a)	0.35		0.62	0.60	0.74	0.57	0.48
Net realized and unrealized gain (loss)	4.07		(3.46)	4.74	4.05	(1.83)	3.71

Total income (loss) from investment operations	4.42		(2.84)	5.34	4.79	(1.26)	4.19

Less Distributions
Distributions from net investment income	(0.67)		(0.62)	(0.72)	(0.98)	(0.52)	(0.43)
Distributions from net realized capital gains	(3.76)		(3.31)	(3.03)	(4.10)	(0.07)	0.00

Total distributions	(4.43)		(3.93)	(3.75)	(5.08)	(0.59)	(0.43)

Net Asset Value, End of Period	$28.38		$28.39	$35.16	$33.57	$33.86	$35.71

Total Return (%) (b)	15.86	(c)	(9.16)	16.95	15.94	(3.59)	13.28

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	(d)	0.84	0.84	0.84	0.84	0.84
Net ratio of expenses to average net assets (%) (e)(f)	0.77	(d)	0.79	0.79	0.81	0.81	0.81
Ratio of net investment income to average net assets (%)	2.25	(d)	1.89	1.77	2.26	1.63	1.45
Portfolio turnover rate (%)	10	(c)	20	32	27	33	19 (g)
Net assets, end of period (in millions)	$912.1		$819.3	$1,000.3	$967.0	$933.1	$1,094.7

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014 (h)
Net Asset Value, Beginning of Period	$28.50		$35.28	$33.67	$33.95	$35.82	$32.61

Income (Loss) from Investment Operations
Net investment income (a)	0.36		0.66	0.64	0.77	0.60	0.39
Net realized and unrealized gain (loss)	4.09		(3.48)	4.75	4.07	(1.82)	2.82

Total income (loss) from investment operations	4.45		(2.82)	5.39	4.84	(1.22)	3.21

Less Distributions
Distributions from net investment income	(0.70)		(0.65)	(0.75)	(1.02)	(0.58)	0.00
Distributions from net realized capital gains	(3.76)		(3.31)	(3.03)	(4.10)	(0.07)	0.00

Total distributions	(4.46)		(3.96)	(3.78)	(5.12)	(0.65)	0.00

Net Asset Value, End of Period	$28.49		$28.50	$35.28	$33.67	$33.95	$35.82

Total Return (%) (b)	15.91	(c)	(9.06)	17.07	16.06	(3.48)	9.84	(c)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	(d)	0.74	0.74	0.74	0.74	0.74	(d)
Net ratio of expenses to average net assets (%) (e)(f)	0.67	(d)	0.69	0.69	0.71	0.71	0.71	(d)
Ratio of net investment income to average net assets (%)	2.35	(d)	1.98	1.87	2.36	1.73	1.65	(d)
Portfolio turnover rate (%)	10	(c)	20	32	27	33	19	(g)
Net assets, end of period (in millions)	$363.4		$334.5	$427.7	$416.9	$415.2	$496.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.02% for the six months ended June 30, 2019 and each of the years ended December 31, 2018 through 2016. (see Note 5 of the Notes to Financial Statements).
(g)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2014.
(h)	Commencement of operations was April 23, 2014.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is T. Rowe Price Large Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-13

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-14

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $59,396,654. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-15

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(356,645,960)	$—	$—	$—	$(356,645,960)
Convertible Preferred Stocks	(34,571,272)	—	—	—	(34,571,272)
Total	$(391,217,232)	$—	$—	$—	$(391,217,232)
Total Borrowings	$(391,217,232)	$—	$—	$—	$(391,217,232)
Gross amount of recognized liabilities for securities lending transactions					$(391,217,232)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$292,003,588	$0	$366,745,838

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.570% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2019, were $8,584,038.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. T. Rowe Price Associates, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-16

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio, provided that the Portfolio’s assets exceed $1.5 billion, as follows:

% per annum reduction	Average Daily Net Assets
0.050%	All Assets

An identical agreement was in place for the period October 1, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 amounted to $752,986 and are included in the total amount shown as management fee waivers in the Statement of Operations.

The Subadviser has agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by the Subadviser for the Trust and Brighthouse Funds Trust II (“BHFTII”) in the aggregate exceed $750 million (ii) the Subadviser subadvises three or more portfolios of the Trust and BHFTII in the aggregate, and (iii) at least one of those portfolios is a large cap domestic equity portfolio.

If the aforementioned conditions are met, the Subadviser will waive its subadvisory fee paid by Brighthouse Investment Advisers by 5% for combined Trust and BHFTII average daily net assets over $750 million, 7.5% for the next $1.5 billion of combined assets, and 10% for amounts over $3 billion. Brighthouse Investment Advisers has voluntarily agreed to reduce its advisory fee for the Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary subadvisory fee waiver. Because these fee waivers are voluntary, and not contractual, they may be discontinued by T. Rowe Price and Brighthouse Investment Advisers at any time. Amounts voluntarily waived for the six months ended June 30, 2019 amounted to $308,663 and are included in the total amount shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2019 is as follows:

Security Description	Market Value as of December 31, 2018	Purchases	Sales	Ending Value as of June 30, 2019	Income earned from affiliates during the period	Number of Shares held at June 30, 2019
T. Rowe Price Treasury Reserve Fund	$69,674,157	$163,229,284	$(168,126,649)	$64,776,792	$767,984	64,776,792

BHFTI-17

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$3,127,633,873

Gross unrealized appreciation	512,010,249
Gross unrealized depreciation	(161,082,670)

Net unrealized appreciation (depreciation)	$350,927,579

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$74,947,371	$99,490,475	$302,708,789	$259,387,615	$377,656,160	$358,878,090

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$70,143,709	$349,963,962	$50,699,826	$—	$470,807,497

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-18

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the T. Rowe Price Mid Cap Growth Portfolio returned 24.28%, 24.16%, and 24.20%, respectively. The Portfolio’s benchmark, the Russell Midcap Growth Index1, returned 26.08%.

MARKET ENVIRONMENT / CONDITIONS

Despite some intra-period volatility, major U.S. stock indexes ended the first half of 2019 near record highs, due in part to the Federal Reserve’s (“Fed’s”) more accommodative monetary policy stance. In March, the central bank stopped raising short-term interest rates and offered a dovish post-meeting statement, sending stocks higher. In June, equities rallied further after the Fed signaled an increased willingness to cut rates if economic conditions worsen.

Developments in the long-simmering trade dispute between the U.S. and China sparked market volatility throughout the period. Most notably, stocks dipped in May due to heightened trade tensions between the two countries. However, at period-end, investors appeared hopeful for at least a short-term trade truce amid continued negotiations, boosting equities. Solid corporate earnings, albeit against tempered expectations, also supported stocks. At various points, continued concerns about slowing global economic growth and mixed U.S. economic data tempered gains.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

For the six months ended June 30, 2019, the Portfolio underperformed the Russell Midcap Growth Index. Overall, sector weighting detracted from relative performance, although this was partially offset by beneficial security selection.

Financials was the largest detractor from relative performance due to stock choices, and leading detractors included TD Ameritrade. Shares of the company took a significant step down in March, in tandem with other online brokers, as a sharp decline in long-term interest rates raised concerns that net interest margin outlooks may be revised down.

The Consumer Discretionary sector was another area of relative weakness, due to stock selection, driven by shares of Tapestry. Execution at the multi-brand luxury retailer continued to frustrate investors as shares remained relatively range-bound, falling just slightly over the period. Shares spiked on the news that the company had authorized a significant share repurchase program; however, investor enthusiasm faded as management indicated that this was a strategic move to offset future dilution from employee compensation plans as opposed to an opportunistic move based on valuations.

The Energy sector also detracted from relative performance due to stock choices and an overweight exposure. Permian producer Concho Resources endured a volatile period, as swinging oil prices and consolidation in the Permian Basin created choppy markets for many smaller exploration and production companies. A joint venture with Frontier Midstream in the Northern Midland Basin announced in April generated a positive investor response before an earnings release detailing an increased capex plan brought shares back down.

In contrast, Health Care boosted relative returns due to stock choices. Shares of Catalent, a provider of contract manufacturing services to the pharmaceutical industry, rebounded with the broader market to start the year before jumping in April on the news that the company would acquire market-leading gene therapy company CDMO Paragon Bioservices in an all-cash transaction.

Industrials also aided relative returns due to security selection. Shares of industrial conglomerate Gardner Denver spiked in late April on news the company would merge with Ingersoll Rand’s industrial division, with the goal of creating a company with a strong CEO and talented operational team with the opportunity to generate synergies from a much bigger company that includes previously under-earning assets.

At the end of the period, the Portfolio was overweight the benchmark in Health Care, Materials, Industrials, Financials, Utilities, and Energy. The Portfolio was underweight the benchmark in Information Technology, Communication Services, Real Estate, Consumer Discretionary, and Consumer Staples. Portfolio positioning decisions are driven primarily by bottom-up stock selection informed by rigorous internal research at the individual company level.

Brian W. H. Berghuis

Portfolio Manager

T. Rowe Price Associates, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-1

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
T. Rowe Price Mid Cap Growth Portfolio
Class A	24.28	16.08	13.06	17.05
Class B	24.16	15.81	12.78	16.76
Class E	24.20	15.91	12.88	16.87
Russell Midcap Growth Index	26.08	13.95	11.11	16.02

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Teleflex, Inc.	2.4
Cooper Cos., Inc. (The)	2.2
Ball Corp.	1.9
Hologic, Inc.	1.8
L3Harris Technologies, Inc.	1.7
Textron, Inc.	1.6
Agilent Technologies, Inc.	1.6
Microchip Technology, Inc.	1.5
IAC/InterActiveCorp	1.5
Keysight Technologies, Inc.	1.5

Top Sectors

% of Net Assets
Information Technology	20.0
Health Care	18.8
Industrials	18.4
Consumer Discretionary	14.0
Financials	8.4
Materials	6.4
Energy	3.0
Consumer Staples	2.5
Utilities	1.8
Communication Services	1.5

BHFTI-2

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

T. Rowe Price Mid Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.74%	$1,000.00	$1,242.80	$4.12
	Hypothetical*	0.74%	$1,000.00	$1,021.13	$3.71

Class B (a)	Actual	0.99%	$1,000.00	$1,241.60	$5.50
	Hypothetical*	0.99%	$1,000.00	$1,019.89	$4.96

Class E (a)	Actual	0.89%	$1,000.00	$1,242.00	$4.95
	Hypothetical*	0.89%	$1,000.00	$1,020.38	$4.46

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-3

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—94.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.2%
BWX Technologies, Inc. (a)	158,000	$8,231,800
L3 Technologies, Inc.	28,000	6,864,760
L3Harris Technologies, Inc. (a)	150,000	28,369,500
Textron, Inc.	514,000	27,262,560

		70,728,620

Airlines—0.8%
Alaska Air Group, Inc. (a)	76,000	4,857,160
United Continental Holdings, Inc. (b)	100,000	8,755,000

		13,612,160

Auto Components—1.2%
Aptiv plc	194,000	15,681,020
Visteon Corp. (a) (b)	70,000	4,100,600

		19,781,620

Banks—0.7%
Fifth Third Bancorp	246,000	6,863,400
Webster Financial Corp. (a)	88,000	4,203,760

		11,067,160

Biotechnology—2.7%
Alkermes plc (b)	318,332	7,175,203
Alnylam Pharmaceuticals, Inc. (a) (b)	57,000	4,135,920
Argenx SE (ADR) (b)	25,000	3,539,500
Ascendis Pharma A/S (ADR) (b)	13,000	1,496,950
Exact Sciences Corp. (a) (b)	70,000	8,262,800
Incyte Corp. (b)	89,000	7,561,440
Sage Therapeutics, Inc. (b)	25,000	4,577,250
Sarepta Therapeutics, Inc. (b)	14,000	2,127,300
Seattle Genetics, Inc. (a) (b)	100,000	6,921,000

		45,797,363

Building Products—0.3%
Allegion plc (a)	40,000	4,422,000

Capital Markets—3.2%
Cboe Global Markets, Inc.	126,000	13,057,380
KKR & Co., Inc. - Class A (a)	348,000	8,793,960
MarketAxess Holdings, Inc. (a)	21,000	6,749,820
TD Ameritrade Holding Corp. (a)	413,000	20,616,960
Tradeweb Markets, Inc. - Class A	96,064	4,208,564

		53,426,684

Chemicals—1.9%
Air Products & Chemicals, Inc. (a)	62,000	14,034,940
RPM International, Inc.	212,000	12,955,320
Valvoline, Inc. (a)	283,000	5,526,990

		32,517,250

Commercial Services & Supplies—0.9%
IAA, Inc. (b)	68,962	2,674,346
KAR Auction Services, Inc. (a)	132,532	3,313,300

Commercial Services & Supplies—(Continued)
Waste Connections, Inc.	94,000	8,984,520

		14,972,166

Construction Materials—0.5%
Martin Marietta Materials, Inc. (a)	37,000	8,514,070

Consumer Finance—0.2%
SLM Corp. (a)	339,000	3,295,080

Containers & Packaging—3.2%
Avery Dennison Corp.	88,000	10,179,840
Ball Corp.	463,000	32,405,370
Sealed Air Corp. (a)	249,000	10,652,220

		53,237,430

Diversified Consumer Services—0.6%
frontdoor, Inc. (a) (b)	5,000	217,750
ServiceMaster Global Holdings, Inc. (b)	198,000	10,313,820

		10,531,570

Electric Utilities—0.4%
Eversource Energy	97,796	7,409,025

Electrical Equipment—1.2%
Sensata Technologies Holding plc (a) (b)	424,000	20,776,000

Electronic Equipment, Instruments & Components—2.8%
Cognex Corp. (a)	30,000	1,439,400
Corning, Inc.	499,000	16,581,770
Keysight Technologies, Inc. (a) (b)	274,000	24,607,940
National Instruments Corp.	115,000	4,828,850

		47,457,960

Food & Staples Retailing—1.5%
Casey’s General Stores, Inc.	96,000	14,975,040
Kroger Co. (The)	200,000	4,342,000
Sprouts Farmers Market, Inc. (a) (b)	304,000	5,742,560

		25,059,600

Food Products—1.0%
Conagra Brands, Inc. (a)	299,000	7,929,480
TreeHouse Foods, Inc. (a) (b)	174,000	9,413,400

		17,342,880

Gas Utilities—0.3%
Atmos Energy Corp. (a)	54,000	5,700,240

Health Care Equipment & Supplies—8.2%
Alcon, Inc. (a) (b)	117,000	7,259,850
Cooper Cos., Inc. (The)	110,000	37,057,900
Hologic, Inc. (b)	640,000	30,732,800
ICU Medical, Inc. (a) (b)	36,000	9,068,760
IDEXX Laboratories, Inc. (b)	19,000	5,231,270
Teleflex, Inc.	122,000	40,400,300

See accompanying notes to financial statements.

BHFTI-4

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
West Pharmaceutical Services, Inc.	75,000	$9,386,250

		139,137,130

Health Care Providers & Services—0.6%
Acadia Healthcare Co., Inc. (a) (b)	238,000	8,318,100
MEDNAX, Inc. (b)	101,000	2,548,230

		10,866,330

Health Care Technology—0.1%
Veeva Systems, Inc. - Class A (b)	15,000	2,431,650

Hotels, Restaurants & Leisure—5.9%
Aramark (a)	136,000	4,904,160
Darden Restaurants, Inc.	44,000	5,356,120
Dunkin’ Brands Group, Inc. (a)	126,000	10,037,160
Hilton Worldwide Holdings, Inc.	125,000	12,217,500
Marriott International, Inc. - Class A (a)	75,000	10,521,750
MGM Resorts International (a)	672,000	19,199,040
Norwegian Cruise Line Holdings, Ltd. (b)	426,000	22,846,380
Vail Resorts, Inc. (a)	62,000	13,837,160

		98,919,270

Industrial Conglomerates—1.3%
Roper Technologies, Inc.	62,000	22,708,120

Insurance—3.8%
Assurant, Inc.	100,000	10,638,000
Axis Capital Holdings, Ltd.	98,000	5,845,700
Fidelity National Financial, Inc.	451,000	18,175,300
Progressive Corp. (The)	63,000	5,035,590
Willis Towers Watson plc	125,000	23,942,500

		63,637,090

Interactive Media & Services—1.5%
IAC/InterActiveCorp (b)	115,000	25,015,950

Internet & Direct Marketing Retail—0.1%
Chewy, Inc. - Class A (a) (b)	57,462	2,011,170

IT Services—6.7%
Black Knight, Inc. (b)	148,000	8,902,200
CoreLogic, Inc. (b)	306,000	12,799,980
Fidelity National Information Services, Inc.	50,000	6,134,000
Fiserv, Inc. (b)	201,000	18,323,160
FleetCor Technologies, Inc. (b)	65,000	18,255,250
Gartner, Inc. (b)	49,000	7,886,060
Global Payments, Inc. (a)	63,000	10,088,190
Shopify, Inc. - Class A (b)	9,000	2,701,350
Total System Services, Inc.	100,000	12,827,000
Worldpay, Inc. - Class A (b)	125,000	15,318,750

		113,235,940

Life Sciences Tools & Services—4.2%
Agilent Technologies, Inc.	351,000	26,209,170
Avantor, Inc. (a) (b)	587,000	11,205,830

Life Sciences Tools & Services—(Continued)
Bruker Corp. (a)	470,000	23,476,500
PRA Health Sciences, Inc. (b)	91,863	9,108,216

		69,999,716

Machinery—4.9%
Colfax Corp. (a) (b)	391,000	10,959,730
Fortive Corp. (a)	217,000	17,689,840
Gardner Denver Holdings, Inc. (b)	503,000	17,403,800
IDEX Corp.	125,000	21,517,500
Xylem, Inc.	188,000	15,724,320

		83,295,190

Metals & Mining—0.8%
Franco-Nevada Corp.	100,000	8,488,000
Kirkland Lake Gold, Ltd.	118,000	5,064,560

		13,552,560

Multi-Utilities—1.0%
Sempra Energy (a)	125,000	17,180,000

Multiline Retail—2.2%
Dollar General Corp.	160,000	21,625,600
Dollar Tree, Inc. (b)	138,000	14,819,820

		36,445,420

Oil, Gas & Consumable Fuels—3.0%
Cabot Oil & Gas Corp.	301,000	6,910,960
Centennial Resource Development, Inc. - Class A (a) (b)	209,840	1,592,686
Concho Resources, Inc. (a)	201,000	20,739,180
Continental Resources, Inc. (b)	151,000	6,355,590
Pioneer Natural Resources Co.	75,000	11,539,500
Venture Global LNG, Inc. - Series B (b) (c) (d) (e)	78	405,600
Venture Global LNG, Inc. - Series C (b) (c) (d) (e)	540	2,808,000

		50,351,516

Pharmaceuticals—2.9%
Amneal Pharmaceuticals, Inc. (a) (b)	371,000	2,660,070
Catalent, Inc. (a) (b)	401,000	21,738,210
Elanco Animal Health, Inc. (b)	401,000	13,553,800
Perrigo Co. plc (a)	213,000	10,143,060

		48,095,140

Professional Services—3.9%
CoStar Group, Inc. (b)	25,000	13,851,500
Equifax, Inc.	40,000	5,409,600
IHS Markit, Ltd. (a) (b)	188,000	11,979,360
TransUnion	213,000	15,657,630
Verisk Analytics, Inc.	125,000	18,307,500

		65,205,590

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Class A (b) (c) (d) (e)	15,741	850,014

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—0.8%
J.B. Hunt Transport Services, Inc. (a)	139,000	$12,705,990
Kansas City Southern	12,925	1,574,524

		14,280,514

Semiconductors & Semiconductor Equipment—4.9%
Entegris, Inc.	139,000	5,187,480
Marvell Technology Group, Ltd. (a)	684,000	16,327,080
Maxim Integrated Products, Inc.	191,000	11,425,620
Microchip Technology, Inc. (a)	301,000	26,096,700
Skyworks Solutions, Inc.	123,000	9,504,210
Xilinx, Inc.	113,000	13,324,960

		81,866,050

Software—5.5%
Atlassian Corp. plc - Class A (b)	94,000	12,298,960
Ceridian HCM Holding, Inc. (b)	138,193	6,937,288
Crowdstrike Holdings, Inc. - Class A (b)	17,717	1,209,894
DocuSign, Inc. (b)	163,000	8,102,730
Slack Technologies, Inc. - Class A (b)	96,416	3,615,600
Splunk, Inc. (b)	75,000	9,431,250
SS&C Technologies Holdings, Inc.	111,000	6,394,710
Symantec Corp.	470,000	10,227,200
Tableau Software, Inc. - Class A (b)	62,381	10,356,494
Workday, Inc. - Class A (a) (b)	115,000	23,641,700
Zoom Video Communications, Inc. - Class A (a) (b)	4,352	386,414

		92,602,240

Specialty Retail—2.7%
Burlington Stores, Inc. (a) (b)	100,000	17,015,000
CarMax, Inc. (a) (b)	74,000	6,425,420
Michaels Cos., Inc. (The) (a) (b)	148,000	1,287,600
O’Reilly Automotive, Inc. (a) (b)	25,000	9,233,000
Tiffany & Co. (a)	34,000	3,183,760
Ulta Salon Cosmetics & Fragrance, Inc. (b)	23,000	7,978,470

		45,123,250

Textiles, Apparel & Luxury Goods—1.4%
Levi Strauss & Co. - Class A (b)	117,000	2,442,960
Tapestry, Inc.	503,000	15,960,190
VF Corp.	63,000	5,503,050

		23,906,200

Total Common Stocks (Cost $1,086,944,312)		1,586,364,928

Convertible Preferred Stocks—0.7%

Internet & Direct Marketing Retail—0.2%
Roofoods, Ltd.
Series F (b) (c) (d) (e)	7,253	2,818,879
Series G (b) (c) (d) (e)	169	70,625

		2,889,504

Real Estate Management & Development—0.5%
WeWork Cos., Inc.- Series D1 (b) (c) (d) (e)	89,839	4,851,306
WeWork Cos., Inc.- Series D2 (b) (c) (d) (e)	70,588	3,811,752

		8,663,058

Total Convertible Preferred Stocks (Cost $5,306,368)		11,552,562

Short-Term Investment—5.4%

Mutual Fund—5.4%
T. Rowe Price Treasury Reserve Fund (f)	91,454,730	91,454,730

Total Short-Term Investments (Cost $91,454,730)		91,454,730

Securities Lending Reinvestments (g)—18.8%

Bank Note—0.2%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (h)	3,000,000	3,013,513

Certificates of Deposit—13.4%
ABN AMRO Bank NV Zero Coupon, 07/05/19	3,964,930	3,998,120
Banco Del Estado De Chile New York
2.564%, 1M LIBOR + 0.160%, 11/22/19 (h)	4,000,000	4,000,340
2.592%, 1M LIBOR + 0.180%, 10/09/19 (h)	3,000,000	3,000,423
Banco Santander S.A.
2.590%, 07/16/19	5,000,000	5,000,645
2.600%, 07/05/19	3,000,000	3,000,156
Bank of Montreal (Chicago)
2.512%, 1M LIBOR + 0.100%, 10/11/19 (h)	2,000,000	2,000,066
2.751%, 1M LIBOR + 0.330%, 08/06/19 (h)	3,000,000	3,000,861
Bank of Nova Scotia 2.564%, 1M LIBOR + 0.170%, 05/15/20 (h)	6,000,000	5,999,448
Barclays Bank plc
2.950%, 08/02/19	7,000,000	7,003,682
3.000%, 09/19/19	2,040,542	2,002,682
BNP Paribas S.A. New York
2.534%, 1M LIBOR + 0.140%, 09/16/19 (h)	2,000,000	2,000,084
2.615%, 3M LIBOR + 0.050%, 11/06/19 (h)	2,000,000	2,000,736
Canadian Imperial Bank of Commerce
2.644%, 1M LIBOR + 0.250%, 10/15/19 (h)	5,000,000	5,001,645
2.660%, 1M LIBOR + 0.270%, 07/19/19 (h)	2,000,000	2,000,176
Chiba Bank, Ltd.
2.400%, 09/19/19	3,000,000	3,000,060
2.450%, 08/12/19	2,000,000	2,000,316
China Construction Bank Corp.
2.600%, 09/05/19	2,000,000	2,000,444
2.630%, 08/30/19	3,000,000	3,000,912
Commonwealth Bank of Australia
2.569%, 1M LIBOR + 0.175%, 04/16/20 (h)	5,000,000	5,000,950
2.621%, 1M LIBOR + 0.210%, 09/13/19 (h)	3,000,000	3,000,960

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Cooperative Rabobank UA 2.739%, 3M LIBOR + 0.150%, 01/08/20 (h)	3,000,000	$3,001,176
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (h)	7,000,000	7,003,542
Credit Industriel et Commercial
2.590%, 1M LIBOR + 0.160%, 03/05/20 (h)	5,000,000	5,000,370
2.687%, 3M LIBOR + 0.090%, 10/15/19 (h)	4,000,000	4,001,108
HSBC Bank USA, N.A. 2.565%, 3M LIBOR + 0.000%, 08/05/19 (h)	4,000,000	3,999,680
Industrial & Commercial Bank of China, Ltd.
2.620%, 09/03/19	1,000,000	1,000,158
2.630%, 08/28/19	7,000,000	7,002,296
2.660%, 07/15/19	5,000,000	5,000,585
KBC Bank NV
Zero Coupon, 10/25/19	4,935,000	4,963,174
2.610%, 07/02/19	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 07/17/19	1,986,941	1,997,500
Zero Coupon, 08/09/19	4,967,375	4,986,350
Mizuho Bank, Ltd. 2.524%, 1M LIBOR + 0.120%, 11/27/19 (h)	4,000,000	4,001,028
MUFG Bank Ltd. 2.574%, 1M LIBOR + 0.170%, 02/24/20 (h)	5,000,000	5,000,015
National Australia Bank, Ltd. 2.602%, 1M LIBOR + 0.190%, 04/08/20 (h)	1,000,000	1,000,230
Norinchukin Bank, London Zero Coupon, 07/09/19	1,986,842	1,998,540
Rabobank International London 2.592%, 1M LIBOR + 0.190%, 04/24/20 (h)	4,000,000	4,001,640
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (h)	7,000,000	7,002,023
Shizuoka Bank 2.570%, 08/06/19	3,000,000	3,000,621
Societe Generale
2.663%, 1M LIBOR + 0.280%, 06/19/20 (h)	3,000,000	2,999,970
2.723%, 3M LIBOR + 0.200%, 08/21/19 (h)	4,001,573	4,002,388
2.730%, FEDEFF PRV + 0.350%, 06/19/20 (h)	3,000,000	2,999,991
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (h)	4,000,000	4,000,144
2.660%, 08/23/19	10,000,000	10,004,630
Sumitomo Mitsui Banking Corp. 2.542%, 1M LIBOR + 0.130%, 12/09/19 (h)	3,000,000	3,000,147
Sumitomo Mitsui Trust Bank, Ltd.
2.523%, 1M LIBOR + 0.140%, 11/20/19 (h)	2,000,000	2,000,200
2.600%, 07/05/19	10,000,000	10,000,410
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,985,780
Svenska Handelsbanken AB
2.592%, 1M LIBOR + 0.180%, 06/05/20 (h)	2,000,000	2,000,380
2.702%, 1M LIBOR + 0.300%, 10/31/19 (h)	4,000,000	4,002,916
2.792%, 1M LIBOR + 0.380%, 12/10/19 (h)	5,000,000	5,006,165
Toronto-Dominion Bank 2.604%, 1M LIBOR + 0.210%, 09/17/19 (h)	5,000,000	5,001,780
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (h)	4,000,000	4,000,540

Certificates of Deposit—(Continued)
Wells Fargo Bank N.A. 2.721%, 3M LIBOR + 0.140%, 07/11/19 (h)	8,000,000	7,999,612
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (h)	10,000,000	9,999,944

		225,977,739

Commercial Paper—2.4%
Agricultural Bank of China 2.570%, 09/11/19	3,974,014	3,978,472
Bank of China, Ltd.
2.640%, 09/09/19	993,400	994,724
2.670%, 07/16/19	4,966,625	4,993,515
2.670%, 07/17/19	2,979,975	2,995,893
China Construction Bank Corp. 2.650%, 07/26/19	2,980,567	2,993,949
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (h)	2,000,000	2,000,398
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (h)	10,000,000	10,002,530
Royal Bank of Canada 2.757%, 3M LIBOR + 0.160%, 01/14/20 (h)	2,000,000	2,001,684
Sheffield Receivables Co. 2.600%, SOFR + 0.180%, 12/03/19 (h)	2,000,000	1,999,990
Starbird Funding Corp. 2.600%, 07/01/19	1,999,598	1,999,590
Toyota Motor Credit Corp. 2.620%, 08/29/19	4,935,592	4,979,725
Westpac Banking Corp. 2.552%, 1M LIBOR + 0.150%, 05/29/20 (h)	1,999,657	2,000,006

		40,940,476

Repurchase Agreements—2.5%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $8,958,206; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $9,135,619.	8,956,490	8,956,490
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $3,727,148; collateralized by various Common Stock with an aggregate market value of $4,070,000.	3,700,000	3,700,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $3,527,143; collateralized by various Common Stock with an aggregate market value of $3,850,953.	3,500,000	3,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $6,015,808; collateralized by various Common Stock with an aggregate market value of $6,600,000.	6,000,000	6,000,000

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $100,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $102,000.	100,000	$100,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $24,584; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $25,070.	24,578	24,578
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $7,503,733; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $8,207,340.	7,500,000	7,500,000
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $200,041; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $215,514.	200,000	200,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $200,041; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $215,514.	200,000	200,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $2,000,972; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $2,155,136.	2,000,000	2,000,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $10,004,861; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $10,775,681.	10,000,000	10,000,000

		42,181,068

Time Deposit—0.3%
Royal Bank of Canada 2.500%, 07/01/19	6,000,000	6,000,000

Total Securities Lending Reinvestments (Cost $318,045,936)		318,112,796

Total Investments—119.0% (Cost $1,501,751,346)		2,007,485,016
Other assets and liabilities (net)—(19.0)%		(320,910,190)

Net Assets—100.0%		$1,686,574,826

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $313,847,648 and the collateral received consisted of cash in the amount of $317,867,214. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2019, the market value of restricted securities was $15,616,176, which is 0.9% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2019, these securities represent 0.9% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(h)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Roofoods, Ltd. - Series F	09/12/17	7,253	$2,564,447	$2,818,879
Roofoods, Ltd. - Series G	05/06/19	169	70,625	70,625
Venture Global LNG, Inc. - Series B	03/08/18	78	235,560	405,600
Venture Global LNG, Inc. - Series C	10/16/17 - 03/08/18	540	1,987,525	2,808,000
WeWork Cos., Inc. - Class A	12/09/14 - 05/26/15	15,741	223,069	850,014
WeWork Cos., Inc. - Series D1	12/09/14	89,839	1,495,924	4,851,306
WeWork Cos., Inc. - Series D2	12/09/14	70,588	1,175,372	3,811,752

				$15,616,176

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$70,728,620	$—	$—	$70,728,620
Airlines	13,612,160	—	—	13,612,160
Auto Components	19,781,620	—	—	19,781,620
Banks	11,067,160	—	—	11,067,160
Biotechnology	45,797,363	—	—	45,797,363
Building Products	4,422,000	—	—	4,422,000
Capital Markets	53,426,684	—	—	53,426,684
Chemicals	32,517,250	—	—	32,517,250
Commercial Services & Supplies	14,972,166	—	—	14,972,166
Construction Materials	8,514,070	—	—	8,514,070
Consumer Finance	3,295,080	—	—	3,295,080
Containers & Packaging	53,237,430	—	—	53,237,430
Diversified Consumer Services	10,531,570	—	—	10,531,570
Electric Utilities	7,409,025	—	—	7,409,025
Electrical Equipment	20,776,000	—	—	20,776,000
Electronic Equipment, Instruments & Components	47,457,960	—	—	47,457,960
Food & Staples Retailing	25,059,600	—	—	25,059,600
Food Products	17,342,880	—	—	17,342,880
Gas Utilities	5,700,240	—	—	5,700,240
Health Care Equipment & Supplies	139,137,130	—	—	139,137,130
Health Care Providers & Services	10,866,330	—	—	10,866,330
Health Care Technology	2,431,650	—	—	2,431,650
Hotels, Restaurants & Leisure	98,919,270	—	—	98,919,270
Industrial Conglomerates	22,708,120	—	—	22,708,120
Insurance	63,637,090	—	—	63,637,090
Interactive Media & Services	25,015,950	—	—	25,015,950
Internet & Direct Marketing Retail	2,011,170	—	—	2,011,170

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$113,235,940	$—	$—	$113,235,940
Life Sciences Tools & Services	69,999,716	—	—	69,999,716
Machinery	83,295,190	—	—	83,295,190
Metals & Mining	13,552,560	—	—	13,552,560
Multi-Utilities	17,180,000	—	—	17,180,000
Multiline Retail	36,445,420	—	—	36,445,420
Oil, Gas & Consumable Fuels	47,137,916	—	3,213,600	50,351,516
Pharmaceuticals	48,095,140	—	—	48,095,140
Professional Services	65,205,590	—	—	65,205,590
Real Estate Management & Development	—	—	850,014	850,014
Road & Rail	14,280,514	—	—	14,280,514
Semiconductors & Semiconductor Equipment	81,866,050	—	—	81,866,050
Software	92,602,240	—	—	92,602,240
Specialty Retail	45,123,250	—	—	45,123,250
Textiles, Apparel & Luxury Goods	23,906,200	—	—	23,906,200
Total Common Stocks	1,582,301,314	—	4,063,614	1,586,364,928
Total Convertible Preferred Stocks*	—	—	11,552,562	11,552,562
Total Short-Term Investment*	91,454,730	—	—	91,454,730
Total Securities Lending Reinvestments*	—	318,112,796	—	318,112,796
Total Investments	$1,673,756,044	$318,112,796	$15,616,176	$2,007,485,016

Collateral for Securities Loaned (Liability)	$—	$(317,867,214)	$—	$(317,867,214)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2018	Realized Gain	Change in Unrealized Appreciation/ Depreciation	Net Purchases	Net Sales	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation from Investments Held at June 30, 2019
Common Stocks
Oil, Gas & Consumable Fuels	$3,213,600	$—	$—	$—	$—	$—	$3,213,600	$—
Real Estate Management & Development	1,781,642	731,146	(655,836)		(1,006,938)	—	850,014	(655,836)
Convertible Preferred Stocks
Internet & Direct Marketing Retail	3,698,522	—	(879,643)	70,625	—	—	2,889,504	(879,643)
Real Estate Management & Development	8,311,723	—	351,335	—	—	—	8,663,058	351,335
Software	1,144,623	—	—	—	—	(1,144,623)	—	—

	$18,150,110	$731,146	$(1,184,144)	$70,625	$(1,006,938)	$(1,144,623)	$15,616,176	$(1,184,144)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,916,030,286
Affiliated investments at value (c)	91,454,730
Cash	1,362,947
Receivable for:
Investments sold	2,180,072
Fund shares sold	62,941
Dividends	416,113
Dividends on affiliated investments	184,151

Total Assets	2,011,691,240
Liabilities
Collateral for securities loaned	317,867,214
Payables for:
Investments purchased	3,211,470
Fund shares redeemed	2,413,425
Accrued Expenses:
Management fees	957,467
Distribution and service fees	215,569
Deferred trustees’ fees	138,821
Other expenses	312,448

Total Liabilities	325,116,414

Net Assets	$1,686,574,826

Net Assets Consist of:
Paid in surplus	$1,076,327,511
Distributable earnings (Accumulated losses)	610,247,315

Net Assets	$1,686,574,826

Net Assets
Class A	$598,556,232
Class B	1,064,409,081
Class E	23,609,513
Capital Shares Outstanding*
Class A	56,292,997
Class B	111,708,908
Class E	2,367,216
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.63
Class B	9.53
Class E	9.97

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Includes securities loaned at value of $313,847,648.
(b)	Identified cost of investments, excluding affiliated investments, was $1,410,296,616.
(c)	Identified cost of affiliated investments was $91,454,730.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends (a)	$6,796,980
Dividends from affiliated investments	1,032,601
Securities lending income	574,788

Total investment income	8,404,369
Expenses
Management fees	6,039,422
Administration fees	33,895
Custodian and accounting fees	68,503
Distribution and service fees—Class B	1,268,836
Distribution and service fees—Class E	16,844
Audit and tax services	24,522
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	64,825
Insurance	5,393
Miscellaneous	10,429

Total expenses	7,586,456
Less management fee waiver	(330,107)

Net expenses	7,256,349

Net Investment Income	1,148,020

Net Realized and Unrealized Gain
Net realized gain on:
Investments	106,421,922
Foreign currency transactions	124

Net realized gain	106,422,046

Net change in unrealized appreciation (depreciation) on:
Investments	238,776,903
Foreign currency transactions	(123)

Net change in unrealized appreciation	238,776,780

Net realized and unrealized gain	345,198,826

Net Increase in Net Assets From Operations	$346,346,846

(a)	Net of foreign withholding taxes of $16,557.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$1,148,020	$1,817,195
Net realized gain	106,422,046	276,428,927
Net change in unrealized appreciation (depreciation)	238,776,780	(292,784,125)

Increase (decrease) in net assets from operations	346,346,846	(14,538,003)

From Distributions to Shareholders
Class A	(94,762,308)	(80,236,054)
Class B	(181,476,446)	(151,992,970)
Class E	(3,885,022)	(3,284,881)

Total distributions	(280,123,776)	(235,513,905)

Increase (decrease) in net assets from capital share transactions	151,479,520	(65,212,600)

Total increase (decrease) in net assets	217,702,590	(315,264,508)

Net Assets
Beginning of period	1,468,872,236	1,784,136,744

End of period	$1,686,574,826	$1,468,872,236

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	409,824	$4,652,123	1,642,008	$19,137,564
Reinvestments	9,164,633	94,762,308	7,138,439	80,236,054
Redemptions	(5,062,749)	(58,051,325)	(13,243,654)	(158,965,971)

Net increase (decrease)	4,511,708	$41,363,106	(4,463,207)	$(59,592,353)

Class B
Sales	1,763,788	$18,268,164	3,278,927	$34,911,531
Reinvestments	19,576,747	181,476,446	14,814,129	151,992,970
Redemptions	(8,766,695)	(92,137,364)	(17,831,782)	(192,123,515)

Net increase (decrease)	12,573,840	$107,607,246	261,274	$(5,219,014)

Class E
Sales	83,948	$905,408	200,170	$2,294,250
Reinvestments	400,518	3,885,022	308,440	3,284,881
Redemptions	(208,670)	(2,281,262)	(536,984)	(5,980,364)

Net increase (decrease)	275,796	$2,509,168	(28,374)	$(401,233)

Increase (decrease) derived from capital shares transactions		$151,479,520		$(65,212,600)

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014
Net Asset Value, Beginning of Period	$10.19		$11.92	$10.37	$11.39		$12.52	$12.29

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.02		0.03	0.01	0.01	(b)	0.00 (c)	(0.01)
Net realized and unrealized gain (loss)	2.40		(0.12)	2.51	0.64		0.91	1.45

Total income (loss) from investment operations	2.42		(0.09)	2.52	0.65		0.91	1.44

Less Distributions
Distributions from net investment income	(0.03)		0.00	0.00	0.00		0.00	0.00
Distributions from net realized capital gains	(1.95)		(1.64)	(0.97)	(1.67)		(2.04)	(1.21)

Total distributions	(1.98)		(1.64)	(0.97)	(1.67)		(2.04)	(1.21)

Net Asset Value, End of Period	$10.63		$10.19	$11.92	$10.37		$11.39	$12.52

Total Return (%) (d)	24.28	(e)	(2.01)	25.13	6.52		6.88	13.04

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	(f)	0.78	0.78	0.78		0.78	0.78
Net ratio of expenses to average net assets (%) (g)	0.74	(f)	0.74	0.74	0.73		0.74	0.74
Ratio of net investment income (loss) to average net assets (%)	0.30	(f)	0.26	0.11	0.11	(b)	0.02	(0.08)
Portfolio turnover rate (%)	12	(e)	24	25	26		25	23
Net assets, end of period (in millions)	$598.6		$527.7	$670.2	$590.7		$602.3	$639.3

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016		2015	2014
Net Asset Value, Beginning of Period	$9.29		$11.02	$9.68	$10.77		$11.96	$11.82

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.00	(c)	0.00 (c)	(0.02)	(0.01	)(b)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	2.19		(0.09)	2.33	0.59		0.88	1.39

Total income (loss) from investment operations	2.19		(0.09)	2.31	0.58		0.85	1.35

Less Distributions
Distributions from net realized capital gains	(1.95)		(1.64)	(0.97)	(1.67)		(2.04)	(1.21)

Total distributions	(1.95)		(1.64)	(0.97)	(1.67)		(2.04)	(1.21)

Net Asset Value, End of Period	$9.53		$9.29	$11.02	$9.68		$10.77	$11.96

Total Return (%) (d)	24.16	(e)	(2.19)	24.74	6.22		6.67	12.77

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	(f)	1.03	1.03	1.03		1.03	1.03
Net ratio of expenses to average net assets (%) (g)	0.99	(f)	0.99	0.99	0.98		0.99	0.99
Ratio of net investment income (loss) to average net assets (%)	0.05	(f)	0.01	(0.14)	(0.14	)(b)	(0.23)	(0.33)
Portfolio turnover rate (%)	12	(e)	24	25	26		25	23
Net assets, end of period (in millions)	$1,064.4		$920.9	$1,089.8	$994.8		$1,030.3	$1,072.1

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017		2016		2015	2014
Net Asset Value, Beginning of Period	$9.65		$11.38	$9.96		$11.02		$12.19	$12.01

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01		0.01	(0.00	)(c)	(0.00	)(b)(c)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	2.27		(0.10)	2.39		0.61		0.89	1.42

Total income (loss) from investment operations	2.28		(0.09)	2.39		0.61		0.87	1.39

Less Distributions
Distributions from net investment income	(0.01)		0.00	0.00		0.00		0.00	0.00
Distributions from net realized capital gains	(1.95)		(1.64)	(0.97)		(1.67)		(2.04)	(1.21)

Total distributions	(1.96)		(1.64)	(0.97)		(1.67)		(2.04)	(1.21)

Net Asset Value, End of Period	$9.97		$9.65	$11.38		$9.96		$11.02	$12.19

Total Return (%) (d)	24.20	(e)	(2.11)	24.85		6.36		6.72	12.92

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	(f)	0.93	0.93		0.93		0.93	0.93
Net ratio of expenses to average net assets (%) (g)	0.89	(f)	0.89	0.89		0.88		0.89	0.89
Ratio of net investment income (loss) to average net assets (%)	0.15	(f)	0.11	(0.04)		(0.04	)(b)	(0.13)	(0.23)
Portfolio turnover rate (%)	12	(e)	24	25		26		25	23
Net assets, end of period (in millions)	$23.6		$20.2	$24.1		$21.2		$22.1	$22.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.
(c)	Net investment income (loss) was less than $0.01.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is T. Rowe Price Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-15

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are due to adjustments to prior period accumulated balances. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-16

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $42,181,068. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

BHFTI-17

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$187,975,107	$0	$320,261,258

The Portfolio engaged in security transactions with other accounts managed by T. Rowe Price Associates, Inc., the subadviser to the Portfolio, that amounted to $652,403 in purchases and $663,288 in sales of investments, which are included above and resulted in realized gains of $480,918.

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.750% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2019 were $6,039,422.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. T. Rowe Price Associates, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - The Subadviser has agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by the Subadviser for the Trust and Brighthouse Funds Trust II (“BHFTII”) in the aggregate exceed $750 million, (ii) the Subadviser subadvises three or more portfolios of the Trust and BHFTII in the aggregate, and (iii) at least one of those portfolios is a large cap domestic equity portfolio.

If the aforementioned conditions are met, the Subadviser will waive its subadvisory fee paid by Brighthouse Investment Advisers by 5% for combined Trust and BHFTII average daily net assets over $750 million, 7.5% for the next $1.5 billion of combined assets, and 10% for amounts over $3 billion. Brighthouse Investment Advisers has voluntarily agreed to reduce its advisory fee for the Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary subadvisory fee waiver. Because these fee waivers are voluntary, and not contractual, they may be discontinued by T. Rowe Price and Brighthouse Investment Advisers at any time. Amounts voluntarily waived for the six months ended June 30, 2019 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

BHFTI-18

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2019 is as follows:

Security Description	Market Value December 31, 2018	Purchases	Sales	Ending Value as of June 30, 2019	Income earned from affiliates during the period	Number of shares held at June 30, 2019
T. Rowe Price Treasury Reserve Fund	$93,732,854	$121,938,762	$(124,216,886)	$91,454,730	$1,032,601	91,454,730

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,504,177,567

Gross unrealized appreciation	552,869,062
Gross unrealized depreciation	(49,561,613)

Net unrealized appreciation (depreciation)	$503,307,449

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$13,036,353	$6,765,838	$222,477,552	$141,775,067	$235,513,905	$148,540,905

BHFTI-19

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$18,742,755	$260,874,776	$264,530,669	$—	$544,148,200

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-20

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Managed by TCW Investment Management Company

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the TCW Core Fixed Income Portfolio returned 6.15% and 6.00%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index1, returned 6.11%.

MARKET ENVIRONMENT / CONDITIONS

What a difference a quarter makes! Or, rather, what a difference a security blanket (the suggestion of accommodative Federal Reserve (“Fed”) policy) can make. With trade uncertainty and disappointing manufacturing data, virtually non-existent inflation and slowing housing metrics, expectations increased for a renewal of monetary accommodation in the second half of 2019. After laying the groundwork in January with the introduction of dovish language, the Fed signaled an openness to cut rates during its June Federal Open Market Committee (“FOMC”) meeting, confirming as long suspected—the Fed is following rather than leading the markets. By second quarter-end, the probability of a July cut was priced in with near certainty. Perhaps more remarkably, the market began to price in roughly four cuts by the end of 2020. Taking stock of where we stand today, monetary policy has come full circle as investors once again receive succor from central bankers. It is not just the Fed—European Central Bank (“ECB”) President Mario Draghi delivered a boost to global markets as he indicated that additional monetary easing could be on the way, with a seemingly low bar for central bank action. While the 10-Year U.S. Treasury yield revisited sub-2% last seen in 2016, French 10-year yields fell to zero for the first time to bring the total global stock of bonds yielding below-zero near 2016’s record level of $12.2 trillion.

Meanwhile, trade tensions between the U.S. and Chinese administrations started to filter through to economic activity. Perhaps most apparently, trade growth fell to its lowest level since the financial crisis while cross-border direct investment continued to drop after a nearly 13% decline last year. Further, supply chain disruptions and policy ambiguity naturally had second-order effects. Manufacturing was of particular concern, as all five regional Fed survey measures of business activity waned in June, the Institute for Supply Management’s (“ISM’s”) national measure fell to a three-year low in May, and global manufacturing Purchasing Managers’ Indexes (“PMI”) exhibited weakness. Not surprisingly against this backdrop, the outlook for global growth deteriorated, with some estimates now tracking growth at 2.2%, down from 4% in mid-2018. Perhaps more worrisome for the Fed was a possibility that muted inflation was not “transitory,” as core Personal Consumption Expenditures (“PCE”) remained stubbornly below target, while survey and market-based measures of price expectations were falling. University of Michigan‘s long-run inflation outlook fell to a record low in June, while the implied 5-year, 5-year forward inflation dropped by a precipitous 50 basis points (“bps”) during the first half of the year.

Somewhat remarkably, U.S. equities shrugged off the above concerns to further advance in the second quarter (“Q2”) and bring the year-to-date return for the S&P 500 Index to 18.5%, its best first half since 1997. Fixed income markets, too, were fueled by renewed expectations for Fed support, and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) gained 6.1% since 2018 year-end, driven largely by a nearly 10% rally in investment grade credit. In Q2 alone, investment grade corporates gained 4.5% and outpaced duration-matched U.S. Treasuries by over 100 bps. Municipals were also top performers, with a total return of 5.5%. High yield and bank loans trailed investment grade but still posted total returns of 2.5% and 1.6%, respectively. Securitized sectors generally trailed corporates, though managed positive excess returns, with the exception of agency Mortgage Backed Securities (“MBS”). Reduced Fed purchases of agency MBS weighed on the To Be Announced (“TBA”) market, while further uncertainty in the sector owed to June’s implementation of the single security Uniform Mortgage Backed Securities (“UMBS”) platform. Relative valuations were largely unchanged over Q2 for both Commercial Mortgage Backed Securities (“CMBS”) and Asset Backed Securities (“ABS”) as these areas continued to provide a source of high quality collateral with reasonable yield premiums. Legacy non-agency MBS benefitted from the ongoing support of solid underlying fundamentals and favorable supply/demand characteristics to deliver positive attribution once again.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio modestly outperformed the Index for the six months ended June 30, 2019.

Outperformance was driven primarily by issue selection within corporate credit and residential MBS. Among corporates, all industries posted positive excess returns (performance beyond that attributable to the move in interest rates), with non-cyclicals and communications among the top performers. Given that these sectors are an emphasis in the Portfolio, strong performance contributed to relative performance. In addition, performance was boosted by the allocation to non-agency residential MBS, which gained over 2% in the second quarter, bringing year-to-date returns to more than 4%. CMBS holdings contributed to returns as well, but to a lesser degree, as both agency and non-agency CMBS outpaced Treasuries on a duration-adjusted basis over the period. Meanwhile, other securitized products held in the Portfolio had little impact on performance: agency MBS positioning was largely neutral versus the Index, which insulated performance from widening in the sector over the period, while the overweight to ABS contributed on the margin as the sector performed well, though issue selection was a slight drag. Finally, the duration position of the Portfolio was maintained slightly longer than the Index for most of the period, which contributed to returns, before being trimmed to neutral in June.

The Portfolio had some exposure to derivatives over the period, which was largely concentrated in U.S. Treasury futures. The futures allocation was used as a method of managing duration and was additive on an absolute basis, while a modest allocation to interest rate swaps also contributed to performance on the margin.

BHFTI-1

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Managed by TCW Investment Management Company

Portfolio Manager Commentary*—(Continued)

As Treasury yields rallied over the past six-months, duration was trimmed to neutral relative to the Index. Sector positioning remained defensive leaning, with corporate credit emphasizing utilities, pharmaceuticals, healthcare, and communications. Bouts of volatility since last October provided opportunities to add selectively, which would likely continue if yield premiums continue to cheapen toward median (and lower) levels. Despite looser underwriting standards—typical of late cycle—in certain sectors and relatively tight spreads overall, senior parts of the structured products markets remained a haven from credit excesses while still generating incremental return. Non-agency MBS continued to present attractive risk-adjusted return potential despite a shrinking market. Agency MBS offered better liquidity characteristics, but there was risk as the Fed continued to shrink its position. Finally, super senior ABS, particularly student loan collateral, and CMBS markets were still solid fundamentally, but tighter spreads made the sectors less compelling. Within CMBS, the emphasis remained on agency-backed issues, though exposure may be relaxed in favor of better opportunities. The non-agency CMBS allocation continued to emphasize seasoned issues at the top of the capital structure and single asset single borrower deals to avoid the underwriting challenges faced by current vintage issues.

Rivelle, Tad

Whalen, Bryan

Landmann, Laird

Kane, Stephen

Portfolio Managers

TCW Investment Management Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	Since Inception[2]
TCW Core Fixed Income Portfolio
Class A	6.15	7.88	2.71
Class B	6.00	7.52	2.52
Bloomberg Barclays U.S. Aggregate Bond Index	6.11	7.87	2.76

1 The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

2 Inception date of the Class A and Class B shares is 5/1/2015. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	56.1
Corporate Bonds & Notes	25.2
Asset-Backed Securities	10.0
Mortgage-Backed Securities	5.5
Municipals	0.4

BHFTI-3

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

TCW Core Fixed Income Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.45%	$1,000.00	$1,061.50	$2.30
	Hypothetical*	0.45%	$1,000.00	$1,022.56	$2.26

Class B (a)	Actual	0.70%	$1,000.00	$1,060.00	$3.58
	Hypothetical*	0.70%	$1,000.00	$1,021.32	$3.51

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—56.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—29.8%
Fannie Mae 15 Yr. Pool 3.000%, 06/01/32	1,703,200	$1,740,597
Fannie Mae 30 Yr. Pool
3.000%, 07/01/45	17,535,279	17,822,558
3.500%, 01/01/48	11,748,944	12,098,824
3.500%, 02/01/48	7,439,149	7,667,136
4.000%, 06/01/47	5,740,052	5,992,586
4.500%, 02/01/46	4,320,425	4,594,128
4.500%, 05/01/48	18,743,138	19,685,280
4.500%, 08/01/48	3,689,424	3,871,690
5.000%, TBA (a)	2,600,000	2,747,707
Fannie Mae Pool
2.950%, 05/01/31	4,165,104	4,266,697
3.030%, 03/01/31	1,037,461	1,066,213
3.210%, 11/01/37	5,489,346	5,646,069
3.320%, 08/01/26	1,895,000	2,014,830
3.450%, 05/01/34	4,065,000	4,291,489
3.490%, 02/01/33	4,000,000	4,270,283
3.500%, 01/01/44	6,161,637	6,381,339
3.580%, 03/01/27	2,761,983	2,971,544
3.690%, 05/01/30	8,760,000	9,572,831
4.000%, 08/01/42	1,142,888	1,205,066
Fannie Mae REMICS (CMO)
3.500%, 01/25/47	16,557,060	17,191,778
3.500%, 06/25/47	6,909,872	7,132,544
Fannie Mae-ACES (CMO) 2.567%, 12/25/26 (b)	9,410,000	9,418,136
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/31	6,155,016	6,203,126
2.500%, 07/01/32	4,064,773	4,095,404
3.000%, 03/01/31	2,204,009	2,253,680
3.000%, 06/01/33	890,605	908,820
3.500%, 11/01/33	6,006,025	6,211,458
3.500%, 01/01/34	7,508,854	7,817,247
Freddie Mac 30 Yr. Gold Pool
3.000%, 06/01/46	8,239,570	8,350,228
3.000%, 09/01/46	3,256,738	3,300,141
3.000%, 10/01/46	9,954,129	10,085,764
3.000%, 11/01/46	13,106,761	13,263,201
3.000%, 01/01/47	14,759,394	14,934,037
3.000%, 02/01/47	1,892,911	1,915,460
3.000%, 01/01/48	3,267,593	3,297,870
3.500%, 04/01/45	6,120,144	6,391,676
3.500%, 11/01/45	1,199,370	1,238,111
3.500%, 06/01/46	4,456,563	4,593,638
3.500%, 08/01/46	3,827,288	3,964,851
3.500%, 04/01/47	15,083,466	15,699,560
3.500%, 12/01/47	17,104,824	17,803,524
3.500%, 01/01/48	24,802,227	25,878,814
3.500%, 03/01/48	45,559,408	47,162,491
4.000%, 01/01/45	4,890,322	5,183,490
4.000%, 12/01/45	11,410,624	12,080,712
4.000%, 03/01/48	1,014,660	1,073,750
4.000%, 06/01/48	1,601,324	1,686,696
4.000%, 11/01/48	1,886,840	1,996,732
4.000%, 01/01/49	9,620,726	10,132,417

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 10/01/48	8,812,222	9,216,428
5.000%, 06/01/48	2,205,280	2,338,273
5.000%, 08/01/48	418,638	443,466
5.000%, 10/01/48	4,628,919	4,906,241
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.750%, 04/25/33	5,465,000	6,036,350
Freddie Mac REMICS (CMO) 3.000%, 04/15/48	4,532,993	4,585,415
Ginnie Mae II 30 Yr. Pool
3.000%, 10/20/46	3,046,005	3,116,632
3.000%, 12/20/46	9,277,485	9,492,589
3.000%, 04/20/47	1,751,716	1,791,750
3.000%, 11/20/47	11,001,666	11,250,699
3.500%, 04/20/46	6,791,168	7,025,919
3.500%, 05/20/46	3,089,775	3,196,581
3.500%, 06/20/46	699,059	723,224
3.500%, 11/20/46	10,160,983	10,512,244
3.500%, 01/20/47	1,810,512	1,872,915
3.500%, 09/20/47	4,271,476	4,414,732
3.500%, 11/20/47	15,173,655	15,679,608
3.500%, 12/20/47	8,664,560	8,952,922
3.500%, 02/20/48	12,374,795	12,784,630
4.000%, 11/20/47	4,538,106	4,729,664
4.000%, 12/20/47	4,251,250	4,428,797
4.000%, 03/20/48	3,777,598	3,930,708
4.000%, 10/20/48	8,285,596	8,588,673
4.500%, 02/20/47	6,227,716	6,582,913
4.500%, 06/20/47	11,918,464	12,513,318
5.000%, 06/20/47	5,439,369	5,794,213
5.000%, 09/20/47	3,214,430	3,424,218
Government National Mortgage Association (CMO) 3.500%, 09/20/48	4,267,655	4,402,272

		561,907,617

U.S. Treasury—26.3%
U.S. Treasury Bond 2.875%, 05/15/49 (c)	93,397,000	100,036,943
U.S. Treasury Inflation Indexed Bond 1.000%, 02/15/49 (d)	6,261,787	6,624,678
U.S. Treasury Inflation Indexed Note 0.125%, 07/15/24 (d)	597,208	596,176
0.375%, 07/15/25 (c) (d)	4,708,325	4,759,946
0.500%, 04/15/24 (d)	4,011,718	4,061,796
0.875%, 01/15/29 (d)	13,503,539	14,215,260
U.S. Treasury Notes
1.750%, 06/30/24	122,615,000	122,504,838
2.000%, 05/31/24 (c)	102,425,000	103,577,281
2.125%, 05/31/21 (c)	55,730,000	56,093,551
2.250%, 04/30/21 (c)	46,090,000	46,468,082
2.375%, 05/15/29 (c)	34,715,000	35,854,086

		494,792,637

Total U.S. Treasury & Government Agencies (Cost $1,039,919,375)		1,056,700,254

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—25.2%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.5%
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A)	1,500,000	$1,567,052
L3 Technologies, Inc. 4.400%, 06/15/28 (c)	4,235,000	4,622,883
Northrop Grumman Corp. 3.250%, 01/15/28	2,865,000	2,939,593

		9,129,528

Agriculture—0.2%
BAT Capital Corp.
4.390%, 08/15/37	830,000	788,946
4.540%, 08/15/47	920,000	852,366
Reynolds American, Inc.
5.850%, 08/15/45	905,000	974,867
6.875%, 05/01/20	1,000,000	1,034,876

		3,651,055

Airlines—0.3%
America West Airlines Pass-Through Trust
7.100%, 04/02/21 (c)	453,503	469,589
8.057%, 07/02/20	438,547	460,887
American Airlines Pass-Through Trust
4.000%, 07/15/25	1,173,170	1,221,973
4.950%, 01/15/23	510,611	535,376
U.S. Airways Pass-Through Trust
6.250%, 04/22/23	1,619,815	1,763,007
7.076%, 03/20/21	848,885	896,932

		5,347,764

Auto Manufacturers—1.1%
Ford Motor Credit Co. LLC
2.459%, 03/27/20	3,000,000	2,991,031
3.339%, 03/28/22	2,155,000	2,162,782
3.484%, 3M LIBOR + 0.880%, 10/12/21 (b)	2,205,000	2,170,320
5.596%, 01/07/22 (c)	4,986,000	5,279,405
8.125%, 01/15/20	4,175,000	4,293,102
General Motors Co. 4.875%, 10/02/23	3,330,000	3,531,479
General Motors Financial Co., Inc. 3.200%, 07/13/20	860,000	863,000

		21,291,119

Banks—3.9%
Bank of America Corp.
2.738%, 3M LIBOR + 0.370%, 01/23/22 (b) (c)	1,673,000	1,680,158
3.004%, 3M LIBOR + 0.790%, 12/20/23 (b)	6,478,000	6,594,195
3.419%, 3M LIBOR + 1.040%, 12/20/28 (b)	1,895,000	1,951,419
3.705%, 3M LIBOR + 1.512%, 04/24/28 (b)	2,660,000	2,793,644
4.271%, 3M LIBOR + 1.310%, 07/23/29 (b)	1,780,000	1,943,160
Citigroup, Inc. 3.668%, 3M LIBOR + 1.390%, 07/24/28 (b)	2,215,000	2,310,561
Goldman Sachs Group, Inc. (The)
3.272%, 3M LIBOR + 1.201%, 09/29/25 (b)	3,350,000	3,426,606
3.691%, 3M LIBOR + 1.510%, 06/05/28 (b)	995,000	1,027,570
3.814%, 3M LIBOR + 1.158%, 04/23/29 (b)	2,230,000	2,322,299

Banks—(Continued)
Goldman Sachs Group, Inc. (The)
3.850%, 07/08/24	1,595,000	1,672,556
4.223%, 3M LIBOR + 1.301%, 05/01/29 (b) (c)	1,035,000	1,109,374
JPMorgan Chase & Co.
3.509%, 3M LIBOR + 0.945%, 01/23/29 (b)	2,300,000	2,394,209
3.559%, 1M LIBOR + 0.730%, 04/23/24 (b) (c)	4,323,000	4,480,252
4.023%, 3M LIBOR + 1.000%, 12/05/24 (b) (c)	4,570,000	4,852,738
Lloyds Bank plc 3.300%, 05/07/21	3,065,000	3,108,889
Lloyds Banking Group plc 2.907%, 3M LIBOR + 0.810%, 11/07/23 (b)	2,515,000	2,512,542
Morgan Stanley
3.522%, 3M LIBOR + 0.930%, 07/22/22 (b)	4,300,000	4,327,210
3.875%, 01/27/26	3,010,000	3,198,468
Santander UK plc 3.400%, 06/01/21	4,745,000	4,823,328
Wells Fargo & Co.
2.600%, 07/22/20 (c)	5,175,000	5,191,733
2.625%, 07/22/22	6,260,000	6,307,597
3.000%, 04/22/26	3,860,000	3,903,272
3.550%, 09/29/25 (c)	2,095,000	2,185,837

		74,117,617

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.900%, 02/01/46	5,514,000	6,128,622
Bacardi, Ltd.
4.700%, 05/15/28 (144A)	1,105,000	1,181,625
5.300%, 05/15/48 (144A)	1,105,000	1,161,765

		8,472,012

Biotechnology—0.6%
Amgen, Inc. 4.400%, 05/01/45	3,525,000	3,748,152
Baxalta, Inc.
2.875%, 06/23/20	258,000	258,760
4.000%, 06/23/25	639,000	678,971
Biogen, Inc. 5.200%, 09/15/45	1,100,000	1,235,193
Celgene Corp. 5.000%, 08/15/45	4,250,000	5,038,333
Gilead Sciences, Inc. 4.750%, 03/01/46	810,000	919,238

		11,878,647

Chemicals—0.2%
International Flavors & Fragrances, Inc. 5.000%, 09/26/48	2,555,000	2,834,814

Commercial Services—0.2%
IHS Markit, Ltd.
4.750%, 02/15/25 (144A)	1,000,000	1,072,600
4.750%, 08/01/28	1,500,000	1,638,630
5.000%, 11/01/22 (144A)	1,535,000	1,626,333

		4,337,563

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500%, 05/15/21	3,380,000	$3,484,566
Air Lease Corp. 3.500%, 01/15/22	3,500,000	3,583,078
GE Capital International Funding Co.
2.342%, 11/15/20	9,130,000	9,084,889
4.418%, 11/15/35	11,760,000	11,597,238
Raymond James Financial, Inc. 4.950%, 07/15/46	1,635,000	1,842,388

		29,592,159

Electric—2.7%
Appalachian Power Co.
3.300%, 06/01/27	760,000	773,868
4.450%, 06/01/45	1,440,000	1,577,468
Duke Energy Carolinas LLC 4.250%, 12/15/41	3,300,000	3,628,227
Duke Energy Florida LLC 2.100%, 12/15/19	842,500	841,094
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	1,070,942
4.100%, 03/15/43	2,325,000	2,494,133
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	3,250,000	3,389,386
El Paso Electric Co. 3.300%, 12/15/22	825,000	824,955
Entergy Corp. 4.000%, 07/15/22	3,000,000	3,119,942
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	3,679,483
Florida Power & Light Co. 3.950%, 03/01/48	1,500,000	1,639,614
International Transmission Co. 4.625%, 08/15/43	2,750,000	3,008,789
Kansas City Power & Light Co. 4.200%, 03/15/48	2,250,000	2,460,932
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	1,060,795
NextEra Energy Capital Holdings, Inc. 3.045%, 3M LIBOR + 0.480%, 05/04/21 (b)	6,600,000	6,597,606
PacifiCorp 3.350%, 07/01/25	2,000,000	2,068,604
Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	570,000	570,370
4.150%, 04/15/25 (144A)	2,800,000	2,932,063
Public Service Co. of New Mexico 3.850%, 08/01/25 (c)	3,135,000	3,235,039
Southwestern Electric Power Co. 4.100%, 09/15/28 (c)	3,000,000	3,231,622
Xcel Energy, Inc. 3.300%, 06/01/25	2,375,000	2,450,077

		50,655,009

Food—1.0%
Campbell Soup Co. 2.910%, 3M LIBOR + 0.500%, 03/16/20 (b)	3,250,000	3,252,112
General Mills, Inc. 4.700%, 04/17/48	680,000	732,847
Kraft Heinz Foods Co.
3.950%, 07/15/25 (c)	3,825,000	3,978,927
5.200%, 07/15/45	2,810,000	2,943,670
Kroger Co. (The) 5.400%, 01/15/49	2,065,000	2,292,737
Mondelez International Holdings Netherlands B.V. 3.192%, 3M LIBOR + 0.610%, 10/28/19 (144A) (b)	3,400,000	3,404,604
Tyson Foods, Inc. 4.000%, 03/01/26	1,660,000	1,764,523

		18,369,420

Gas—0.3%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	4,000,000	4,031,683
Spire, Inc. 4.700%, 08/15/44 (c)	1,000,000	1,081,747

		5,113,430

Healthcare-Products—0.2%
Becton Dickinson & Co.
2.894%, 06/06/22	1,720,000	1,741,922
3.194%, 3M LIBOR + 0.875%, 12/29/20 (b)	2,250,000	2,250,333

		3,992,255

Healthcare-Services—1.7%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	2,011,248
Anthem, Inc. 3.650%, 12/01/27	2,235,000	2,321,706
Cigna Holding Co. 3.050%, 10/15/27	3,350,000	3,314,430
Fresenius Medical Care U.S. Finance II, Inc. 5.625%, 07/31/19 (144A)	4,680,000	4,688,746
Hartford HealthCare Corp. 5.746%, 04/01/44	1,000,000	1,213,178
HCA, Inc.
5.000%, 03/15/24	2,000,000	2,177,890
5.125%, 06/15/39	995,000	1,033,520
5.250%, 04/15/25	1,000,000	1,108,511
5.250%, 06/15/49	3,200,000	3,327,072
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	4,525,647
NYU Hospitals Center 4.428%, 07/01/42	1,756,000	1,977,174
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	1,015,000	1,011,041
UnitedHealth Group, Inc.
4.250%, 04/15/47	1,995,000	2,191,197
4.750%, 07/15/45	1,000,000	1,188,387

		32,089,747

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.6%
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	3,180,000	$3,570,974
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (b) (c)	3,530,000	3,812,400
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (b)	3,500,000	3,693,811

		11,077,185

Media—0.9%
CBS Corp. 3.700%, 06/01/28	2,703,000	2,755,302
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.484%, 10/23/45	715,000	841,685
Comcast Corp.
4.400%, 08/15/35 (c)	1,500,000	1,669,361
4.600%, 10/15/38	5,380,000	6,154,682
Time Warner Cable LLC 5.875%, 11/15/40	4,375,000	4,728,357

		16,149,387

Miscellaneous Manufacturing—0.6%
General Electric Co.
2.200%, 01/09/20	5,000,000	4,986,443
4.625%, 01/07/21	3,330,000	3,426,472
5.500%, 01/08/20	2,000,000	2,028,370
5.550%, 05/04/20 (c)	1,600,000	1,636,823

		12,078,108

Oil & Gas—0.5%
Anadarko Petroleum Corp. 4.500%, 07/15/44	620,000	634,346
Hess Corp. 5.800%, 04/01/47	1,000,000	1,117,734
Noble Energy, Inc. 5.050%, 11/15/44	1,050,000	1,115,756
Petroleos Mexicanos
5.350%, 02/12/28	1,045,000	951,054
6.500%, 03/13/27	1,045,000	1,030,579
6.500%, 01/23/29 (c)	5,235,000	5,064,862
6.750%, 09/21/47	385,000	342,843

		10,257,174

Packaging & Containers—0.3%
Amcor Finance USA, Inc.
3.625%, 04/28/26 (144A)	2,625,000	2,676,713
4.500%, 05/15/28 (144A) (c)	450,000	480,027
WRKCo, Inc. 4.900%, 03/15/29 (c)	1,790,000	1,955,976

		5,112,716

Pharmaceuticals—1.5%
AbbVie, Inc.
4.400%, 11/06/42	1,100,000	1,088,200

Pharmaceuticals—(Continued)
AbbVie, Inc.
4.450%, 05/14/46	600,000	588,609
4.875%, 11/14/48	600,000	631,212
Allergan Finance LLC 3.250%, 10/01/22	1,435,000	1,458,388
Allergan Funding SCS 4.550%, 03/15/35	775,000	781,896
Bayer U.S. Finance LLC
4.375%, 12/15/28 (144A) (c)	5,430,000	5,720,967
4.625%, 06/25/38 (144A)	1,000,000	1,019,253
Bristol-Myers Squibb Co. 4.125%, 06/15/39 (144A)	2,250,000	2,437,210
Cigna Corp.
4.375%, 10/15/28 (144A)	2,500,000	2,696,211
4.900%, 12/15/48 (144A) (c)	2,500,000	2,718,646
CVS Health Corp. 3.875%, 07/20/25	1,950,000	2,036,263
5.050%, 03/25/48	5,585,000	5,940,007
5.125%, 07/20/45	615,000	655,874
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26 (c)	1,290,000	1,302,670

		29,075,406

Pipelines—1.4%
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (c)	850,000	981,358
Energy Transfer Operating L.P.
5.150%, 03/15/45	4,355,000	4,423,898
6.500%, 02/01/42	700,000	826,750
Kinder Morgan, Inc. 3.050%, 12/01/19	921,000	922,651
Plains All American Pipeline L.P. / PAA Finance Corp. 4.650%, 10/15/25 (c)	2,340,000	2,490,970
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A) (c)	3,000,000	3,106,589
Ruby Pipeline LLC 6.000%, 04/01/22 (144A) (c)	3,939,394	4,019,917
Sabine Pass Liquefaction LLC 5.625%, 03/01/25	538,000	602,293
TC PipeLines L.P. 4.650%, 06/15/21	3,840,000	3,965,404
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,269,443
Williams Partners L.P. 3.900%, 01/15/25	1,000,000	1,048,206

		25,657,479

Real Estate Investment Trusts—2.3%
American Campus Communities Operating Partnership L.P.
3.750%, 04/15/23 (c)	1,500,000	1,551,946
4.125%, 07/01/24	2,750,000	2,900,143
Boston Properties L.P.
2.750%, 10/01/26	2,000,000	1,968,010
3.200%, 01/15/25	2,235,000	2,280,367

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
GLP Capital L.P. / GLP Financing II, Inc.
5.300%, 01/15/29	2,180,000	$2,349,495
5.375%, 04/15/26	3,160,000	3,416,845
5.750%, 06/01/28	2,000,000	2,203,940
HCP, Inc.
4.000%, 12/01/22 (c)	1,975,000	2,066,552
4.250%, 11/15/23 (c)	3,216,000	3,414,291
Healthcare Realty Trust, Inc. 3.750%, 04/15/23	1,850,000	1,891,226
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26	1,885,000	1,903,666
Life Storage L.P. 3.875%, 12/15/27 (c)	2,500,000	2,554,417
SL Green Operating Partnership L.P. 3.250%, 10/15/22 (c)	2,038,000	2,064,421
Ventas Realty L.P.
3.125%, 06/15/23	590,000	600,743
3.250%, 10/15/26	2,500,000	2,518,638
4.125%, 01/15/26	4,750,000	5,024,350
Welltower, Inc.
3.750%, 03/15/23	1,000,000	1,041,123
5.250%, 01/15/22 (c)	2,835,000	3,014,216

		42,764,389

Retail—0.3%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,750,000	2,804,399
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	1,100,000	1,110,993
4.800%, 11/18/44	1,975,000	1,966,089

		5,881,481

Savings & Loans—0.1%
Nationwide Building Society 3.622%, 3M LIBOR + 1.181%, 04/26/23 (144A) (b)	1,425,000	1,450,918

Telecommunications—1.5%
AT&T, Inc.
4.800%, 06/15/44	1,825,000	1,925,431
4.850%, 03/01/39	1,368,000	1,467,280
5.250%, 03/01/37	6,665,000	7,473,979
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.360%, 09/20/21 (144A)	562,500	562,500
4.738%, 03/20/25 (144A) (c)	5,475,000	5,680,312
5.152%, 03/20/28 (144A) (c)	1,000,000	1,030,000
Verizon Communications, Inc.
4.016%, 12/03/29 (144A)	2,380,000	2,577,828
5.250%, 03/16/37	1,855,000	2,216,924
Vodafone Group plc
3.750%, 01/16/24 (c)	2,190,000	2,292,580
4.875%, 06/19/49 (c)	2,200,000	2,306,901
5.250%, 05/30/48	500,000	552,793

		28,086,528

Transportation—0.1%
Union Pacific Corp. 3.950%, 09/10/28	1,720,000	1,882,805

Trucking & Leasing—0.2%
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	2,820,000	2,917,459

Total Corporate Bonds & Notes (Cost $450,928,240)		473,263,174

Asset-Backed Securities—10.0%

Asset-Backed - Home Equity—1.8%
Asset Backed Securities Corp. Home Equity Loan Trust 2.564%, 1M LIBOR + 0.160%, 05/25/36 (b)	1,879,992	1,869,682
Asset-Backed Funding Certificates Trust
2.544%, 1M LIBOR + 0.140%, 09/25/36 (b)	4,557,774	4,471,740
3.034%, 1M LIBOR + 0.630%, 03/25/35 (b)	2,596,772	2,599,586
JPMorgan Mortgage Acquisition Corp. 3.109%, 1M LIBOR + 0.705%, 06/25/35 (b)	5,314,045	5,328,134
MASTR Asset-Backed Securities Trust 3.004%, 1M LIBOR + 0.600%, 01/25/36 (b)	2,854,771	2,860,040
New Century Home Equity Loan Trust 3.184%, 1M LIBOR + 0.780%, 08/25/34 (b)	9,044,604	9,044,156
Option One Mortgage Loan Trust 3.064%, 1M LIBOR + 0.660%, 05/25/35 (b)	2,446,037	2,450,770
Option One Mortgage Loan Trust Asset-Backed Certificates 2.844%, 1M LIBOR + 0.440%, 11/25/35 (b)	5,132,306	5,140,453

		33,764,561

Asset-Backed - Other—2.6%
Ameriquest Mortgage Securities Trust 2.794%, 1M LIBOR + 0.390%, 03/25/36 (b)	2,455,160	2,451,924
AMMC CLO 19, Ltd. 4.097%, 3M LIBOR + 1.500%, 10/15/28 (144A) (b)	4,000,000	4,000,560
Atrium XII 3.422%, 3M LIBOR + 0.830%, 04/22/27 (144A) (b)	5,200,000	5,183,136
Dryden 71 CLO, Ltd. 3.843%, 3M LIBOR + 1.150%, 01/15/29 (144A) (b)	1,600,000	1,600,016
GSAMP Trust 3.084%, 1M LIBOR + 0.680%, 10/25/34 (b)	4,237,293	4,218,872
Magnetite, Ltd. 3.580%, 3M LIBOR + 1.000%, 07/25/26 (144A) (b)	3,540,043	3,542,688
Morgan Stanley ABS Capital I, Inc. Trust 2.824%, 1M LIBOR + 0.420%, 11/25/35 (b)	5,000,000	4,978,648
Riserva CLO, Ltd. 3.538%, 3M LIBOR + 1.140%, 10/18/28 (144A) (b)	4,600,000	4,597,700
Structured Asset Investment Loan Trust 3.204%, 1M LIBOR + 0.800%, 07/25/34 (b)	2,941,835	2,914,990
Structured Asset Securities Corp. Mortgage Loan Trust 3.124%, 1M LIBOR + 0.720%, 07/25/35 (b)	4,029,856	4,035,885
Towd Point Mortgage Trust
2.500%, 11/25/60 (144A) (b)	3,535,992	3,535,283
2.750%, 10/25/56 (144A) (b)	8,932,001	8,966,342

		50,026,044

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—5.6%
Navient Student Loan Trust 3.454%, 1M LIBOR + 1.050%, 07/26/66 (144A) (b)	5,600,000	$5,606,137
3.904%, 1M LIBOR + 1.500%, 10/25/58 (b)	2,470,000	2,441,942
SLC Student Loan Trust
2.570%, 3M LIBOR + 0.160%, 09/15/39 (b)	11,000,000	10,615,650
2.570%, 3M LIBOR + 0.160%, 03/15/55 (b)	8,310,000	7,842,303
SLM Student Loan Trust
2.640%, 3M LIBOR + 0.060%, 01/25/22 (b)	9,896,482	9,606,500
2.730%, 3M LIBOR + 0.150%, 10/25/29 (b)	6,585,841	6,511,451
2.910%, 3M LIBOR + 0.330%, 01/25/22 (b)	3,770,247	3,697,853
2.950%, 3M LIBOR + 0.370%, 01/25/40 (b)	4,200,261	3,852,939
3.130%, 3M LIBOR + 0.550%, 10/25/64 (144A) (b)	5,700,000	5,600,856
3.154%, 1M LIBOR + 0.750%, 05/26/26 (b)	6,864,943	6,798,432
3.154%, 1M LIBOR + 0.750%, 01/25/45 (144A) (b)	3,407,516	3,356,328
3.330%, 3M LIBOR + 0.750%, 10/25/40 (b)	10,240,000	10,157,416
3.610%, 3M LIBOR + 1.200%, 12/15/33 (144A) (b)	5,171,343	5,161,558
3.680%, 3M LIBOR + 1.100%, 07/25/23 (b)	7,107,677	7,107,679
4.080%, 3M LIBOR + 1.500%, 04/25/23 (b)	3,355,080	3,392,734
4.204%, 1M LIBOR + 1.800%, 09/25/43 (b)	5,800,000	5,742,981
Wachovia Student Loan Trust 2.750%, 3M LIBOR + 0.170%, 04/25/40 (144A) (b)	7,500,000	7,268,511

		104,761,270

Total Asset-Backed Securities (Cost $184,384,324)		188,551,875

Mortgage-Backed Securities—5.5%

Collateralized Mortgage Obligations—3.9%
Banc of America Funding Trust 2.500%, 03/25/40 (144A) (b)	7,284,510	7,224,082
BCAP LLC Trust 2.610%, 1M LIBOR + 0.180%, 05/26/36 (144A) (b)	880,583	888,705
CIM Trust 3.750%, 07/25/58 (144A) (b)	8,741,241	8,843,920
Citigroup Mortgage Loan Trust, Inc. 2.697%, 1M LIBOR + 0.210%, 05/20/47 (144A) (b)	465,109	465,886
Credit Suisse Mortgage Trust
3.000%, 04/27/47 (144A)	1,483,764	1,461,693
3.400%, 09/27/46 (144A) (b)	2,380,266	2,346,996
3.850%, 09/25/57 (144A) (b)	9,798,360	10,123,830
4.276%, 01/27/36 (144A) (b)	404,221	409,001
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	8,983,240	9,276,730
Morgan Stanley Resecuritization Trust
3.328%, 1M LIBOR + 0.450%, 08/26/47 (144A) (b)	3,122,841	3,099,965
4.070%, 01/26/51 (144A) (b)	326,142	325,707
4.109%, 08/26/47 (144A) (b)	5,153,124	5,195,305
Nomura Resecuritization Trust
2.357%, 1M LIBOR + 0.426%, 02/25/37 (144A) (b)	1,878,819	1,848,330
2.730%, 1M LIBOR + 0.300%, 08/26/37 (144A) (b)	1,597,141	1,587,200
2.950%, 11/26/35 (144A) (b)	4,409,599	4,377,941
4.153%, 03/26/37 (144A) (b)	1,614,469	1,628,028
Structured Adjustable Rate Mortgage Loan Trust 3.079%, 1M LIBOR + 0.675%, 01/25/35 (b)	1,281,005	1,274,055

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
2.694%, 1M LIBOR + 0.290%, 10/25/45 (b)	4,921,576	4,912,777
4.516%, 06/25/34 (b)	7,823,546	7,934,824

		73,224,975

Commercial Mortgage-Backed Securities—1.6%
BAMLL Commercial Mortgage Securities Trust 4.227%, 08/10/38 (144A) (b)	3,265,000	3,606,386
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,160,000	2,261,872
CALI Mortgage Trust 3.957%, 03/10/39 (144A)	2,200,000	2,415,428
CGRBS Commercial Mortgage Trust 3.369%, 03/13/35 (144A)	2,190,000	2,281,554
Commercial Mortgage Trust
3.545%, 02/10/36 (144A)	1,865,000	1,963,688
3.732%, 08/10/49 (144A) (b)	1,810,000	1,919,164
4.353%, 08/10/30 (144A)	1,845,000	1,974,262
Core Industrial Trust 3.040%, 02/10/34 (144A)	2,125,024	2,173,541
Hudson Yards Mortgage Trust 3.228%, 07/10/39 (144A)	1,875,000	1,930,371
JPMorgan Chase Commercial Mortgage Securities Trust
3.093%, 07/05/32 (144A)	530,048	542,167
3.397%, 06/05/39 (144A)	2,000,000	2,100,665
Madison Avenue Trust 3.843%, 10/12/32 (144A)	1,155,000	1,171,582
Morgan Stanley Capital Trust 3.350%, 07/13/29 (144A)	1,600,000	1,632,123
RBS Commercial Funding, Inc. Trust 3.961%, 01/15/32 (144A) (b)	2,475,000	2,591,409
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (b)	1,519,000	1,573,216

		30,137,428

Total Mortgage-Backed Securities (Cost $101,076,171)		103,362,403

Municipals—0.4%
New York City Transitional Finance Authority, Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	1,381,438
5.267%, 05/01/27	2,150,000	2,543,385
New York City Water & Sewer System Revenue, Build America Bond 6.011%, 06/15/42	1,300,000	1,845,623
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	2,320,378

Total Municipals (Cost $7,690,877)		8,090,824

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Short-Term Investments—9.0%

Security Description	Principal Amount*	Value

Mutual Fund—8.9%
State Street Institutional Liquid Reserves Fund Trust Class, 2.397% (e)	167,989,555	$168,023,153

U.S. Treasury—0.1%
U.S. Treasury Bill 2.118%, 09/26/19 (f) (g)	1,980,000	1,970,083

Total Short-Term Investments (Cost $169,989,468)		169,993,236

Securities Lending Reinvestments (h)—14.9%

Certificates of Deposit—10.1%
ABN AMRO Bank NV Zero Coupon, 07/05/19	11,894,791	11,994,360
Banco Del Estado De Chile New York
2.564%, 1M LIBOR + 0.160%, 11/22/19 (b)	7,000,000	7,000,595
2.592%, 1M LIBOR + 0.180%, 10/09/19 (b)	5,000,000	5,000,705
Bank of Montreal (Chicago)
2.512%, 1M LIBOR + 0.100%, 10/11/19 (b)	5,000,000	5,000,165
2.590%, SOFR + 0.170%, 02/07/20 (b)	2,000,000	2,000,112
2.751%, 1M LIBOR + 0.330%, 08/06/19 (b)	5,000,000	5,001,435
Bank of Nova Scotia 2.564%, 1M LIBOR + 0.170%, 05/15/20 (b)	5,000,000	4,999,540
Barclays Bank plc
2.950%, 08/02/19	3,000,000	3,001,578
3.000%, 09/19/19	4,081,084	4,005,364
BNP Paribas S.A. New York
2.534%, 1M LIBOR + 0.140%, 09/16/19 (b)	2,000,000	2,000,084
2.615%, 3M LIBOR + 0.050%, 11/06/19 (b)	2,000,000	2,000,736
Canadian Imperial Bank of Commerce 2.644%, 1M LIBOR + 0.250%, 10/15/19 (b)	5,000,000	5,001,645
Chiba Bank, Ltd. 2.450%, 08/12/19	3,000,000	3,000,474
China Construction Bank Corp.
2.600%, 09/05/19	4,000,000	4,000,888
2.670%, 07/18/19	2,000,000	2,000,308
Commonwealth Bank of Australia 2.569%, 1M LIBOR + 0.175%, 04/16/20 (b)	5,000,000	5,000,950
Credit Industriel et Commercial
Zero Coupon, 08/01/19	1,970,832	1,995,580
2.687%, 3M LIBOR + 0.090%, 10/15/19 (b)	5,000,000	5,001,385
Credit Suisse AG
2.561%, 1M LIBOR + 0.130%, 11/04/19 (b)	5,000,000	4,999,670
2.580%, 1M LIBOR + 0.140%, 10/02/19 (b)	7,000,000	7,000,028
HSBC Bank USA, N.A. 2.565%, 3M LIBOR + 0.000%, 08/05/19 (b)	3,000,000	2,999,760
Industrial & Commercial Bank of China, Ltd.
2.630%, 08/28/19	6,000,000	6,001,968
2.660%, 07/15/19	3,000,000	3,000,351
KBC Bank NV Zero Coupon, 10/25/19	6,909,000	6,948,443
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 08/09/19	2,980,425	2,991,810
2.562%, 1M LIBOR + 0.150%, 09/11/19 (b)	2,000,000	2,000,134
Mizuho Bank, Ltd. 2.573%, 1M LIBOR + 0.160%, 09/12/19 (b)	2,000,000	2,000,516

Certificates of Deposit—(Continued)
MUFG Bank Ltd. 2.574%, 1M LIBOR + 0.170%, 02/24/20 (b)	5,000,000	5,000,015
National Australia Bank, Ltd. 2.602%, 1M LIBOR + 0.190%, 04/08/20 (b)	3,000,000	3,000,690
Nationwide Building Society Zero Coupon, 08/01/19	5,453,887	5,487,845
Norinchukin Bank, New York Zero Coupon, 07/10/19	12,416,862	12,490,125
Rabobank International London 2.592%, 1M LIBOR + 0.190%, 04/24/20 (b)	5,000,000	5,002,050
Standard Chartered Bank 2.524%, 1M LIBOR + 0.130%, 11/15/19 (b)	4,000,000	4,000,144
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 10/25/19	1,973,614	1,984,760
2.523%, 1M LIBOR + 0.140%, 11/20/19 (b)	5,000,000	5,000,500
2.600%, 07/05/19	5,000,000	5,000,205
Svenska Handelsbanken AB 2.592%, 1M LIBOR + 0.180%, 06/05/20 (b)	3,000,000	3,000,570
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (b)	5,000,000	5,000,675
Wells Fargo Bank N.A. 2.721%, 3M LIBOR + 0.140%, 07/11/19 (b)	7,500,000	7,499,636
2.796%, 3M LIBOR + 0.210%, 10/25/19 (b)	5,000,000	5,003,965
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (b)	7,000,000	6,999,961

		190,419,725

Commercial Paper—2.5%
Bank of China, Ltd.
2.640%, 09/09/19	2,980,200	2,984,172
2.670%, 07/16/19	4,966,625	4,993,515
2.670%, 07/17/19	2,979,975	2,995,893
HSBC Bank plc 2.722%, 1M LIBOR + 0.320%, 07/30/19 (b)	4,000,000	4,000,796
Industrial & Commercial Bank of China, Ltd. 2.610%, 08/20/19	2,979,990	2,988,918
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (b)	10,000,000	10,002,530
LMA S.A. & LMA Americas, Corp.
2.570%, 08/14/19	4,957,167	4,984,120
2.610%, 10/03/19	1,973,465	1,986,830
Royal Bank of Canada 2.757%, 3M LIBOR + 0.160%, 01/14/20 (b)	2,000,000	2,001,684
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,959,450

		46,897,908

Repurchase Agreements—1.8%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $8,408,236; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $8,574,757.	8,406,624	8,406,624

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $5,540,355; collateralized by various Common Stock with an aggregate market value of $6,050,000.	5,500,000	$5,500,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $5,038,775; collateralized by various Common Stock with an aggregate market value of $5,501,362.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.560%, due on 07/05/19 with a maturity value of $15,007,467; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 4.750%, maturity dates ranging from 08/15/19 - 02/15/48, and various Common Stock with an aggregate market value of $16,414,681.	15,000,000	15,000,000

		33,906,624

Time Deposit—0.5%
Royal Bank of Canada 2.500%, 07/01/19	10,000,000	10,000,000

Total Securities Lending Reinvestments (Cost $281,190,038)		281,224,257

Total Investments—121.1% (Cost $2,235,178,493)		2,281,186,023
Other assets and liabilities (net)—(21.1)%		(398,213,957)

Net Assets—100.0%		$1,882,972,066

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $271,904,309 and the collateral received consisted of cash in the amount of $280,795,725. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2019.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2019, the market value of securities pledged was $1,959,272.
(h)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $225,608,492, which is 12.0% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
U.S. Treasury Note 2 Year Futures	09/30/19	980	USD	210,876,094	$1,580,103
U.S. Treasury Note 5 Year Futures	09/30/19	867	USD	102,441,469	1,848,155
U.S. Treasury Ultra Long Bond Futures	09/19/19	71	USD	12,606,938	649,116

Net Unrealized Appreciation					$4,077,374

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	2.264%	Semi-Annually	04/11/22	USD	112,995,000	$1,429,477	$—	$1,429,477
Pay	3M LIBOR	Quarterly	2.283%	Semi-Annually	05/08/22	USD	39,705,000	515,899	—	515,899
Receive	3M LIBOR	Semi-Annually	2.337%	Quarterly	04/11/25	USD	46,455,000	(1,311,829)	—	(1,311,829)
Receive	3M LIBOR	Semi-Annually	2.370%	Quarterly	05/08/25	USD	16,265,000	(473,680)	—	(473,680)

Totals								$159,867	$—	$159,867

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,056,700,254	$—	$1,056,700,254
Total Corporate Bonds & Notes*	—	473,263,174	—	473,263,174
Total Asset-Backed Securities*	—	188,551,875	—	188,551,875
Total Mortgage-Backed Securities*	—	103,362,403	—	103,362,403
Total Municipals*	—	8,090,824	—	8,090,824
Total Short-Term Investments*	168,023,153	1,970,083	—	169,993,236
Total Securities Lending Reinvestments*	—	281,224,257	—	281,224,257
Total Investments	$168,023,153	$2,113,162,870	$—	$2,281,186,023

Collateral for Securities Loaned (Liability)	$—	$(280,795,725)	$—	$(280,795,725)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,077,374	$—	$—	$4,077,374
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,945,376	$—	$1,945,376
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,785,509)	—	(1,785,509)
Total Centrally Cleared Swap Contracts	$—	$159,867	$—	$159,867

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 3 to Level 2 in the amount of $1,600,026 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$2,281,186,023
Cash collateral for centrally cleared swap contracts	666,834
Receivable for:
Investments sold	11,526,546
Fund shares sold	340,489
Dividends and interest	8,168,439

Total Assets	2,301,888,331
Liabilities
Due to custodian	4,867,424
Collateral for securities loaned	280,795,725
Payables for:
Investments purchased	129,328,206
TBA securities purchased	2,746,656
Fund shares redeemed	118,663
Variation margin on futures contracts	51,588
Variation margin on centrally cleared swap contracts	14,788
Accrued Expenses:
Management fees	649,188
Distribution and service fees	120
Deferred trustees’ fees	72,972
Other expenses	270,935

Total Liabilities	418,916,265

Net Assets	$1,882,972,066

Net Assets Consist of:
Paid in surplus	$1,837,534,252
Distributable earnings (Accumulated losses)	45,437,814

Net Assets	$1,882,972,066

Net Assets
Class A	$1,882,383,478
Class B	588,588
Capital Shares Outstanding*
Class A	183,970,558
Class B	57,569
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.23
Class B	10.22

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,235,178,493.
(b)	Includes securities loaned at value of $271,904,309.

Statement of Operations

Period Ended June 30, 2019 (Unaudited)

Investment Income
Dividends	$774,708
Interest	30,880,402
Securities lending income	519,249

Total investment income	32,174,359
Expenses
Management fees	5,404,534
Administration fees	41,001
Custodian and accounting fees	76,237
Distribution and service fees—Class B	732
Audit and tax services	37,635
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	24,049
Insurance	7,056
Miscellaneous	10,069

Total expenses	5,655,100
Less management fee waiver	(1,281,094)

Net expenses	4,374,006

Net Investment Income	27,800,353

Net Realized and Unrealized Gain
Net realized gain on:
Investments	29,538,230
Futures contracts	6,564,555
Swap contracts	2,992

Net realized gain	36,105,777

Net change in unrealized appreciation (depreciation) on:
Investments	53,846,333
Futures contracts	(676,846)
Swap contracts	110,872

Net change in unrealized appreciation	53,280,359

Net realized and unrealized gain	89,386,136

Net Increase in Net Assets From Operations	$117,186,489

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$27,800,353	$56,577,817
Net realized gain (loss)	36,105,777	(41,260,153)
Net change in unrealized appreciation (depreciation)	53,280,359	(12,659,261)

Increase in net assets from operations	117,186,489	2,658,403

From Distributions to Shareholders
Class A	(64,294,875)	(56,578,263)
Class B	(18,769)	(13,259)

Total distributions	(64,313,644)	(56,591,522)

Decrease in net assets from capital share transactions	(228,123,056)	(127,294,269)

Total decrease in net assets	(175,250,211)	(181,227,388)

Net Assets
Beginning of period	2,058,222,277	2,239,449,665

End of period	$1,882,972,066	$2,058,222,277

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	154,109	$1,574,246	4,535,642	$45,964,750
Reinvestments	6,340,717	64,294,875	5,796,953	56,578,263
Redemptions	(28,702,887)	(294,021,455)	(23,312,719)	(229,791,216)

Net decrease	(22,208,061)	$(228,152,334)	(12,980,124)	$(127,248,203)

Class B
Sales	16,046	$161,231	2,759	$27,649
Reinvestments	1,853	18,769	1,360	13,259
Redemptions	(14,975)	(150,722)	(8,779)	(86,974)

Net increase (decrease)	2,924	$29,278	(4,660)	$(46,066)

Decrease derived from capital shares transactions		$(228,123,056)		$(127,294,269)

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015 (a)
Net Asset Value, Beginning of Period	$9.98		$10.22	$10.10	$9.95	$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.14		0.26	0.20	0.16	0.08
Net realized and unrealized gain (loss)	0.47		(0.24)	0.12	0.07	(0.13)

Total income (loss) from investment operations	0.61		0.02	0.32	0.23	(0.05)

Less Distributions
Distributions from net investment income	(0.36)		(0.26)	(0.18)	(0.08)	0.00
Distributions from net realized capital gains	0.00		0.00	(0.02)	0.00	0.00

Total distributions	(0.36)		(0.26)	(0.20)	(0.08)	0.00

Net Asset Value, End of Period	$10.23		$9.98	$10.22	$10.10	$9.95

Total Return (%) (c)	6.15	(d)	0.23	3.17	2.33	(0.50	)(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	(e)	0.57	0.57	0.57	0.58	(e)
Net ratio of expenses to average net assets (%) (f)	0.45	(e)	0.44	0.43	0.43	0.45	(e)
Ratio of net investment income to average net assets (%)	2.83	(e)	2.59	1.98	1.56	1.13	(e)
Portfolio turnover rate (%)	112	(d)(g)	262 (g)	308 (g)	298 (g)	325	(d)(g)
Net assets, end of period (in millions)	$1,882.4		$2,057.7	$2,238.8	$2,210.4	$2,007.7

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015 (a)
Net Asset Value, Beginning of Period	$9.96		$10.19	$10.09	$9.95	$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.13		0.23	0.18	0.14	0.07
Net realized and unrealized gain (loss)	0.47		(0.23)	0.11	0.08	(0.12)

Total income (loss) from investment operations	0.60		0.00	0.29	0.22	(0.05)

Less Distributions
Distributions from net investment income	(0.34)		(0.23)	(0.17)	(0.08)	0.00
Distributions from net realized capital gains	0.00		0.00	(0.02)	0.00	0.00

Total distributions	(0.34)		(0.23)	(0.19)	(0.08)	0.00

Net Asset Value, End of Period	$10.22		$9.96	$10.19	$10.09	$9.95

Total Return (%) (c)	6.00	(d)	0.07	2.82	2.21	(0.50	)(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	(e)	0.82	0.82	0.82	0.83	(e)
Net ratio of expenses to average net assets (%) (f)	0.70	(e)	0.69	0.68	0.68	0.70	(e)
Ratio of net investment income to average net assets (%)	2.59	(e)	2.34	1.73	1.34	1.00	(e)
Portfolio turnover rate (%)	112	(d)(g)	262 (g)	308 (g)	298 (g)	325	(d)(g)
Net assets, end of period (in millions)	$0.6		$0.5	$0.6	$0.6	$0.1

(a)	Commencement of operations was May 1, 2015.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 105%, 198%, 207%, 193% and 205% for the six months ended June 30, 2019, the years ended December 31, 2018, 2017 and 2016 and the period ended December 31, 2015, respectively.

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust.

The series included in this report is TCW Core Fixed Income Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options

BHFTI-17

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded over-the-counter (“OTC”) are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP.

BHFTI-18

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans (currently, the federal funds rate plus 2%). This obligation is payable on demand to the Custodian. The Custodian has a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2019, the Portfolio had a payment of $4,867,424 due to the Custodian pursuant to the foregoing arrangement. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy at June 30, 2019. The Portfolio’s average overdraft advances during the six months ended June 30, 2019 were not significant.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

BHFTI-19

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $33,906,624. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

BHFTI-20

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2019
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(39,326,414)	$—	$—	$—	$(39,326,414)
U.S. Treasury & Government Agencies	(241,469,311)	—	—	—	(241,469,311)
Total	$(280,795,725)	$—	$—	$—	$(280,795,725)
Total Borrowings	$(280,795,725)	$—	$—	$—	$(280,795,725)
Gross amount of recognized liabilities for securities lending transactions					$(280,795,725)

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

BHFTI-21

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a)	$1,945,376	Unrealized depreciation on centrally cleared swap contracts (a)	$1,785,509
	Unrealized appreciation on futures contracts (b)	4,077,374

Total		$6,022,750		$1,785,509

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

BHFTI-22

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$6,564,555
Swap contracts	2,992

$6,567,547

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$(676,846)
Swap contracts	110,872

$(565,974)

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$326,320,716
Swap contracts	178,106,667

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or

BHFTI-23

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$2,068,181,654	$113,931,480	$2,106,647,999	$381,989,790

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$153,066,924	$213,572,774

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.550% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2019 were $5,404,534.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. TCW Investment Management Company (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.070%	Of the first $500 million
0.150%	Of the next $1.5 billion
0.200%	On amounts in excess of $2 billion

An identical agreement was in place for the period from April 30, 2018 through April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each

BHFTI-24

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$2,237,455,785

Gross unrealized appreciation	57,439,734
Gross unrealized depreciation	(7,277,572)

Net unrealized appreciation (depreciation)	$50,162,162

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$56,591,522	$42,039,691	$—	$832,247	$56,591,522	$42,871,938

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$64,023,826	$—	$(11,349,532)	$(60,043,064)	$(7,368,770)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had accumulated short-term capital losses of $44,322,932 and accumulated long-term capital losses of $15,720,132.

BHFTI-25

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Managed by Victory Capital Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A, B and E shares of the Victory Sycamore Mid Cap Value Portfolio returned 19.33%, 19.09%, and 19.19%, respectively. The Portfolio’s benchmark, the Russell Midcap Value Index1, returned 18.02%.

MARKET ENVIRONMENT / CONDITIONS

After a steep sell-off in the fourth quarter of 2018, dovish commentary from the Federal Reserve (“Fed”) in January led to a sharp rally in U.S. equities to start the year. The S&P 500 Index posted the biggest first quarter gain since 1998, while the bull market celebrated its tenth anniversary. However, this noteworthy feat was clouded by even more dovish Fed commentary in March and concern over slowing global growth. The Fed and the U.S. Treasury market were in focus for the latter part of the first quarter. The key takeaway from the March Federal Open Market Committee (“FOMC”) meeting was that future rate hikes this year were essentially “off the table.” Worry about slowing growth was also reflected in the bond market, which saw shorter segments of the curve—3mo/10s and 1s/10s—invert in late March. It was the first time that the 10-year Treasury note has traded below the three-month Treasury bill since 2007. Historically, a yield curve inverting in a sustained manner is viewed as a harbinger to recession in the following 12 months, on average. Some market pundits claimed that the current environment was “different,” and that yield-hungry investors from abroad are driving yields lower in the belly of the curve. Regardless, deceleration in global growth, which is beginning to seep into the U.S. economy, led the Fed to pivot and adopt a more patient approach to normalizing rates.

The U.S. equity market also closed out the second quarter higher—posting the best first half since 1997—amid a barrage of headlines. Investors mostly shrugged off potential tariffs on imports from Mexico and belligerent actions by Iran. The primary focus—as it has been for most of the year—remained on China and the Fed. Despite fundamental disagreements between the two countries, there was optimism early in the quarter that some sort of trade deal would be struck. However, trade negotiations broke down and in May, the Trump administration threatened to impose tariffs on an additional $300 billion of Chinese goods. Rhetoric between the two countries escalated when the U.S. sanctioned Chinese telecom company Huawei on grounds of national security. However, tensions abated when the leaders of both countries met at the Group of 20 (“G20”) Summit and agreed to defuse the trade dispute by temporarily halting any further tariffs. The Chinese also pledged to purchase more U.S. agricultural products. Facing uncertainty around trade, in addition to mixed economic data and inflation that remains stubbornly stuck under the 2% policy objective, investors shifted their expectations for action from the Fed. Instead of holding rates steady, the market now anticipates the Fed to cut rates as early as July—with another potential cut later this year. However, it’s debatable whether lower rates can continue to boost equity returns like they’ve done over the cycle—especially if there is little progress on the trade front.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio outperformed its benchmark during the first half of the year. Both stock selection and sector weighting contributed to relative performance, with allocation having a slightly larger positive impact for the period. Sector weighting is a by-product of the bottom-up stock selection process and not a result of top-down tactical decisions.

Specifically, stock selection in the Consumer Discretionary, Materials, Utilities, Industrials, Energy and Information Technology (“IT”) sectors contributed to relative return. An overweight in IT and Industrials as well as an underweight in Utilities were also beneficial. Conversely, stock selection in the Consumer Staples, Financials, Real Estate and Communication Services sectors detracted from relative performance. However, an underweight in Real Estate, which lagged the broader Russell Midcap Value Index, partially offset the unfavorable impact from selection. An overweight in Consumer Staples and the Portfolio’s cash position was also a drag on performance.

The largest contributors to the Portfolio for the six-month period ended June 30, 2019 were Reliance Steel and Leidos Holdings.

Shares of Reliance Steel, a leading steel and metals distributor in the U.S., were rewarded on first quarter of 2019 (“1Q19”) earnings beat and solid second quarter (“2Q”) guidance that exceeded expectations. Reliance Steel benefited from a sharp move higher in the price of carbon steel, largely due to the Section 232 tariff regime. Typically, when price appreciates to this magnitude, Reliance Steel can adjust pricing to customers and realize a spread benefit from higher steel prices. In addition, the company’s low leverage, consistent free cashflow generation and dividend policy is perceived as defensive by investors. The company also employs a service-center business model which has allowed shares to be less susceptible to trade noise.

Leidos Holdings, an applied technology company that provides solutions to the national security, health care, and engineering markets, was another top contributor. Leidos reported 1Q19 results that were ahead of expectations. Subsequently, management raised fiscal year 2019 (“FY19”) guidance. The company also updated their long-term organic growth target to 5% (from 3%), as it expects strong momentum in the Defense and Intelligence segments. The outlook is supported by a solid pipeline which saw bid activity increase by double digits.

The largest detractors to the Portfolio for the six-month period ended June 30, 2019 were Kroger Co. and Hormel Foods Corp.

Shares of Kroger Co., a leading grocery store operator, have been under pressure for several quarters. Kroger reported 1Q19 results that were in-line with expectations. However, given the negative sentiment surrounding the traditional brick-and-mortar retailers, an in-line quarter apparently was not sufficient. Management did cite some headwinds in the first quarter, including weather, timing of

BHFTI-1

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Managed by Victory Capital Management Inc.

Portfolio Manager Commentary*—(Continued)

Supplemental Nutrition Assistance Program (“SNAP”) disbursement, and gross margin pressure in pharmacy.

Shares of Hormel Foods Corp. were under pressure following disappointing 2Q19 earnings results. Despite the company achieving record sales in the quarter, earnings disappointed due to the input cost impact from African Swine Flu (ASF). The impact led to rapidly increasing input costs, causing Hormel Foods to implement pricing actions across branded portfolios in Grocery Products, Refrigerated Foods and International segments. The Jennie-O Turkey segment was impacted by a combination of higher plant startup costs and lower retail sales.

There were no major changes to sector allocation during the period. The Portfolio’s turnover was in the lower end of the typical historical range.

The biggest changes to sector weighting occurred in Materials (increased by 2.0%), Industrials (increased by 1.8%), Consumer Staples (decreased by 1.3%), Utilities (decreased by 0.8%), and Financials (decreased by 0.8%).

There were eight new positions with two divested out of the Portfolio during the first half of the year. The investment team initiated positions in: Tiffany & Co. (Consumer Discretionary); Zions Bancorp. (Financials); Alaska Air Corp. and Manpower Group Inc. (Industrials); KLA-Rancor Corp. (IT); Avery Dennison Corp. and Westlake Chemical Corp. (Materials); and Highwoods Properties (Real Estate). The team divested positions in: Ingredion Inc. (Consumer Staples) and Hologic, Inc. (Health Care).

As of June 30, 2019, the Portfolio was overweight relative to the benchmark in the IT, Consumer Staples, Materials, Industrials, Financials, Consumer Discretionary and Communication Services sectors. Conversely, the Portfolio was underweight in the Utilities, Real Estate, Health Care and Energy sectors.

Gary H. Miller

Gregory M. Connors

Jeffrey M. Graff

James M. Albers

Michael F. Rodarte

Portfolio Managers

Victory Capital Management Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year	Since Inception[2]
Victory Sycamore Mid Cap Value Portfolio
Class A	19.33	5.90	4.89	12.14	—
Class B	19.09	5.55	4.62	11.85	—
Class E	19.19	5.72	4.73	—	9.20
Russell Midcap Value Index	18.02	3.68	6.72	14.56	—

1 The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and lower forecasted growth values.

2 Inception dates of the Class A, Class B and Class E shares are 8/20/1997, 4/3/2001 and 4/25/2012, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Reliance Steel & Aluminum Co.	2.6
Archer-Daniels-Midland Co.	2.3
Eastman Chemical Co.	2.2
Quest Diagnostics, Inc.	2.2
Alleghany Corp.	2.1
Carter’s, Inc.	2.1
Allstate Corp. (The)	1.9
Aflac, Inc.	1.9
Textron, Inc.	1.8
Travelers Cos., Inc. (The)	1.8

Top Sectors

% of Net Assets
Financials	19.7
Industrials	15.2
Information Technology	14.8
Consumer Discretionary	9.8
Materials	8.7
Consumer Staples	7.6
Real Estate	7.1
Energy	4.5
Health Care	4.4
Utilities	3.8

BHFTI-3

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Victory Sycamore Mid Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.60%	$1,000.00	$1,193.30	$3.26
	Hypothetical*	0.60%	$1,000.00	$1,021.82	$3.01

Class B (a)	Actual	0.85%	$1,000.00	$1,190.90	$4.62
	Hypothetical*	0.85%	$1,000.00	$1,020.58	$4.26

Class E (a)	Actual	0.75%	$1,000.00	$1,191.90	$4.08
	Hypothetical*	0.75%	$1,000.00	$1,021.08	$3.76

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Textron, Inc.	332,825	$17,653,038

Airlines—1.3%
Alaska Air Group, Inc. (a)	197,325	12,611,041

Auto Components—1.6%
BorgWarner, Inc. (a)	378,538	15,891,025

Banks—4.2%
Prosperity Bancshares, Inc. (a)	241,400	15,944,470
SunTrust Banks, Inc.	235,000	14,769,750
Zions Bancorp N.A. (a)	214,100	9,844,318

		40,558,538

Building Products—1.5%
Owens Corning	256,900	14,951,580

Capital Markets—1.4%
E*Trade Financial Corp.	313,313	13,973,760

Chemicals—3.1%
Eastman Chemical Co.	278,700	21,691,221
Westlake Chemical Corp. (a)	125,100	8,689,446

		30,380,667

Commercial Services & Supplies—1.0%
Republic Services, Inc.	112,700	9,764,328

Communications Equipment—1.5%
Motorola Solutions, Inc.	87,100	14,522,183

Construction & Engineering—1.3%
Quanta Services, Inc.	320,050	12,222,709

Containers & Packaging—3.0%
AptarGroup, Inc.	61,600	7,659,344
Avery Dennison Corp. (a)	116,600	13,488,288
Packaging Corp. of America (a)	81,056	7,726,258

		28,873,890

Electric Utilities—2.5%
Alliant Energy Corp. (a)	251,500	12,343,620
Xcel Energy, Inc. (a)	205,995	12,254,643

		24,598,263

Electrical Equipment—1.0%
Hubbell, Inc. (a)	75,000	9,780,000

Electronic Equipment, Instruments & Components—2.5%
Coherent, Inc. (a) (b)	76,750	10,466,398
Flex, Ltd. (a) (b)	1,202,546	11,508,365
Keysight Technologies, Inc. (b)	27,398	2,460,614

		24,435,377

Entertainment—1.4%
Cinemark Holdings, Inc. (a)	362,230	13,076,503

Equity Real Estate Investment Trusts—7.1%
Healthcare Trust of America, Inc. - Class A	576,900	15,824,367
Highwoods Properties, Inc.	268,300	11,080,790
Lamar Advertising Co. - Class A	209,734	16,927,631
National Retail Properties, Inc.	184,276	9,768,471
Public Storage	63,900	15,219,063

		68,820,322

Food & Staples Retailing—2.8%
Kroger Co. (The) (a)	676,025	14,676,503
Sysco Corp. (a)	181,000	12,800,320

		27,476,823

Food Products—3.3%
Archer-Daniels-Midland Co.	545,032	22,237,306
Hormel Foods Corp. (a)	230,061	9,326,673

		31,563,979

Health Care Equipment & Supplies—0.6%
STERIS plc (a)	41,825	6,226,906

Health Care Providers & Services—3.8%
AmerisourceBergen Corp. (a)	182,925	15,596,185
Quest Diagnostics, Inc. (a)	210,763	21,457,781

		37,053,966

Hotels, Restaurants & Leisure—2.6%
Darden Restaurants, Inc. (a)	118,700	14,449,351
Yum! Brands, Inc.	96,075	10,632,620

		25,081,971

Household Products—1.5%
Kimberly-Clark Corp. (a)	111,000	14,794,080

Insurance—14.1%
Aflac, Inc.	334,919	18,356,910
Alleghany Corp. (b)	29,700	20,228,967
Allstate Corp. (The)	182,598	18,568,390
American Financial Group, Inc.	151,500	15,524,205
Arthur J. Gallagher & Co. (a)	111,400	9,757,526
Fidelity National Financial, Inc.	352,560	14,208,168
Markel Corp. (b)	8,468	9,226,733
Travelers Cos., Inc. (The) (a)	115,700	17,299,464
W.R. Berkley Corp.	212,719	14,024,564

		137,194,927

IT Services—6.4%
Black Knight, Inc. (b)	157,000	9,443,550
DXC Technology Co. (a)	205,900	11,355,385
Fidelity National Information Services, Inc.	77,800	9,544,504
Leidos Holdings, Inc.	212,300	16,952,155

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
MAXIMUS, Inc.	209,000	$15,160,860

		62,456,454

Leisure Products—1.7%
Hasbro, Inc. (a)	158,947	16,797,519

Machinery—4.4%
AGCO Corp. (a)	198,600	15,405,402
Ingersoll-Rand plc	58,468	7,406,141
Parker-Hannifin Corp.	78,208	13,296,142
Xylem, Inc.	78,065	6,529,357

		42,637,042

Media—2.4%
CBS Corp. - Class B	262,600	13,103,740
Interpublic Group of Cos., Inc. (The)	467,737	10,566,179

		23,669,919

Metals & Mining—2.6%
Reliance Steel & Aluminum Co. (a)	267,388	25,300,253

Multi-Utilities—1.3%
DTE Energy Co.	95,132	12,165,480

Oil, Gas & Consumable Fuels—4.5%
Cimarex Energy Co.	267,500	15,870,775
Devon Energy Corp.	499,818	14,254,809
Parsley Energy, Inc. - Class A (a) (b)	506,100	9,620,961
PDC Energy, Inc. (a) (b)	123,398	4,449,732

		44,196,277

Professional Services—1.2%
ManpowerGroup, Inc.	120,800	11,669,280

Road & Rail—1.7%
Landstar System, Inc. (a)	149,750	16,171,502

Semiconductors & Semiconductor Equipment—1.0%
KLA-Tencor Corp.	78,400	9,266,880

Software—2.3%
Nuance Communications, Inc. (b)	974,300	15,559,571
Synopsys, Inc. (b)	54,020	6,951,834

		22,511,405

Specialty Retail—1.8%
AutoNation, Inc. (a) (b)	227,649	9,547,599
Tiffany & Co. (a)	89,000	8,333,960

		17,881,559

Technology Hardware, Storage & Peripherals—1.1%
Hewlett Packard Enterprise Co.	719,208	10,752,160

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—2.1%
Carter’s, Inc. (a)	205,600	$20,054,224

Total Common Stocks (Cost $932,511,925)		967,035,830

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $3,135,247; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $3,201,425.	3,134,934	3,134,934

Total Short-Term Investments (Cost $3,134,934)		3,134,934

Securities Lending Reinvestments (c)—25.1%

Bank Note—0.2%
Bank of America N.A. 2.624%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,000,000	2,009,009

Certificates of Deposit—15.8%
Banco Del Estado De Chile New York
2.564%, 1M LIBOR + 0.160%, 11/22/19 (d)	4,000,000	4,000,340
2.592%, 1M LIBOR + 0.180%, 10/09/19 (d)	4,000,000	4,000,564
Bank of Montreal (Chicago) 2.751%, 1M LIBOR + 0.330%, 08/06/19 (d)	6,000,000	6,001,722
Bank of Nova Scotia
2.564%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,999,540
2.762%, 3M LIBOR + 0.170%, 01/09/20 (d)	2,000,000	2,001,554
BNP Paribas S.A. New York 2.534%, 1M LIBOR + 0.140%, 09/16/19 (d)	3,000,000	3,000,126
Canadian Imperial Bank of Commerce
2.644%, 1M LIBOR + 0.250%, 10/15/19 (d)	3,000,000	3,000,987
2.660%, 1M LIBOR + 0.270%, 07/19/19 (d)	4,000,000	4,000,352
China Construction Bank Corp.
2.600%, 09/05/19	2,000,000	2,000,444
2.630%, 08/30/19	2,000,000	2,000,608
2.670%, 07/18/19	1,000,000	1,000,154
Commonwealth Bank of Australia
2.569%, 1M LIBOR + 0.175%, 04/16/20 (d)	3,000,000	3,000,570
2.621%, 1M LIBOR + 0.210%, 09/13/19 (d)	5,000,000	5,001,600
Cooperative Rabobank UA 2.739%, 3M LIBOR + 0.150%, 01/08/20 (d)	3,000,000	3,001,176
Credit Agricole S.A. 2.593%, 1M LIBOR + 0.210%, 12/20/19 (d)	7,000,000	7,003,542
Credit Industriel et Commercial 2.687%, 3M LIBOR + 0.090%, 10/15/19 (d)	2,000,000	2,000,554
Credit Suisse AG
2.561%, 1M LIBOR + 0.130%, 11/04/19 (d)	3,000,000	2,999,802
2.580%, 1M LIBOR + 0.140%, 10/02/19 (d)	6,000,000	6,000,024
DZ Bank AG New York Zero Coupon, 07/05/19	2,980,312	2,998,590

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Industrial & Commercial Bank of China, Ltd.
2.620%, 09/03/19	1,000,000	$1,000,158
2.630%, 08/28/19	8,000,000	8,002,624
KBC Bank NV 2.610%, 07/02/19	4,000,000	4,000,000
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 08/09/19	1,986,950	1,994,540
Zero Coupon, 09/24/19	1,988,086	1,988,620
Mizuho Bank, Ltd. 2.524%, 1M LIBOR + 0.120%, 11/27/19 (d)	4,000,000	4,001,028
MUFG Bank Ltd. 2.574%, 1M LIBOR + 0.170%, 02/24/20 (d)	2,000,000	2,000,006
National Australia Bank, Ltd. 2.602%, 1M LIBOR + 0.190%, 04/08/20 (d)	2,000,000	2,000,460
Nationwide Building Society Zero Coupon, 08/01/19	4,958,079	4,988,950
Rabobank International London 2.592%, 1M LIBOR + 0.190%, 04/24/20 (d)	3,000,000	3,001,230
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,001,445
Societe Generale 2.723%, 3M LIBOR + 0.200%, 08/21/19 (d)	4,001,573	4,002,388
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (d)	4,000,000	4,000,144
2.660%, 08/23/19	8,000,000	8,003,704
Sumitomo Mitsui Banking Corp. 2.553%, 1M LIBOR + 0.140%, 11/12/19 (d)	2,000,000	2,000,238
Sumitomo Mitsui Trust Bank, Ltd.
2.600%, 07/05/19	6,000,000	6,000,246
2.689%, 3M LIBOR + 0.100%, 07/08/19 (d)	2,000,000	2,000,144
Svenska Handelsbanken AB 2.702%, 1M LIBOR + 0.300%, 10/31/19 (d)	4,000,000	4,002,916
Toronto-Dominion Bank 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,001,780
Wells Fargo Bank N.A.
2.721%, 3M LIBOR + 0.140%, 07/11/19 (d)	7,000,000	6,999,661
2.796%, 3M LIBOR + 0.210%, 10/25/19 (d)	2,000,000	2,001,586
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (d)	3,000,000	2,999,983

		153,004,100

Commercial Paper—4.3%
Agricultural Bank of China
2.570%, 09/11/19	2,980,511	2,983,854
2.610%, 08/15/19	6,952,803	6,975,724
Bank of China, Ltd.
2.670%, 07/16/19	4,966,625	4,993,515
2.670%, 07/17/19	1,986,650	1,997,262
China Construction Bank Corp.
2.620%, 09/03/19	2,979,913	2,985,657
2.650%, 07/26/19	1,987,044	1,995,966
Industrial & Commercial Bank of China, Ltd. 2.610%, 08/20/19	1,986,660	1,992,612
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (d)	6,000,000	6,001,518

Commercial Paper—(Continued)
Sheffield Receivables Co. 2.600%, SOFR + 0.180%, 12/03/19 (d)	3,000,000	2,999,985
Starbird Funding Corp. 2.600%, 07/01/19	2,999,399	2,999,385
Toyota Motor Credit Corp.
2.620%, 08/29/19	1,974,237	1,991,890
Westpac Banking Corp. 2.552%, 1M LIBOR + 0.150%, 05/29/20 (d)	3,999,315	4,000,012

		41,917,380

Repurchase Agreements—4.7%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $1,313,958; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $1,339,981.	1,313,706	1,313,706
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $2,518,343; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $5,038,775; collateralized by various Common Stock with an aggregate market value of $5,501,362.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $3,007,904; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Repurchase Agreement dated 06/28/19 at 2.760%, due on 08/02/19 with a maturity value of $1,203,220; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $8,001,733; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $8,160,002.	8,000,000	8,000,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $600,138; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $612,003.	600,000	600,000

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $3,100,654; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $3,174,509.	3,100,000	$3,100,000
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $10,902,244; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $11,745,492.	10,900,000	10,900,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $9,802,017; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $10,560,167.	9,800,000	9,800,000

		45,413,706

Time Deposit—0.1%
Barclays Bank plc 2.400%, 07/01/19	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $243,305,430)		243,344,195

Total Investments—124.8% (Cost $1,178,952,289)		1,213,514,959
Other assets and liabilities (net)—(24.8)%		(240,822,911)

Net Assets—100.0%		$972,692,048

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $241,110,185 and the collateral received consisted of cash in the amount of $243,141,863 and non-cash collateral with a value of $640,580. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government and sovereign foreign government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$967,035,830	$—	$—	$967,035,830
Total Short-Term Investment*	—	3,134,934	—	3,134,934
Total Securities Lending Reinvestments*	—	243,344,195	—	243,344,195
Total Investments	$967,035,830	$246,479,129	$—	$1,213,514,959

Collateral for Securities Loaned (Liability)	$—	$(243,141,863)	$—	$(243,141,863)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$1,213,514,959
Cash	47,453
Receivable for:
Investments sold	6,677,233
Fund shares sold	25,948
Dividends and interest	993,431

Total Assets	1,221,259,024
Liabilities
Collateral for securities loaned	243,141,863
Payables for:
Investments purchased	3,874,221
Fund shares redeemed	565,375
Accrued Expenses:
Management fees	437,537
Distribution and service fees	136,538
Deferred trustees’ fees	165,742
Other expenses	245,700

Total Liabilities	248,566,976

Net Assets	$972,692,048

Net Assets Consist of:
Paid in surplus	$915,129,282
Distributable earnings (Accumulated losses)	57,562,766

Net Assets	$972,692,048

Net Assets
Class A	$287,408,845
Class B	659,594,889
Class E	25,688,314
Capital Shares Outstanding*
Class A	16,324,121
Class B	38,293,976
Class E	1,473,671
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$17.61
Class B	17.22
Class E	17.43

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,178,952,289.
(b)	Includes securities loaned at value of $241,110,185.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends	$9,571,387
Interest	41,042
Securities lending income	323,398

Total investment income	9,935,827
Expenses
Management fees	3,074,133
Administration fees	23,125
Custodian and accounting fees	34,985
Distribution and service fees—Class B	807,209
Distribution and service fees—Class E	18,817
Audit and tax services	22,147
Legal	21,711
Trustees’ fees and expenses	31,324
Shareholder reporting	77,870
Insurance	3,359
Miscellaneous	7,231

Total expenses	4,121,911
Less management fee waiver	(435,141)
Less broker commission recapture	(2,672)

Net expenses	3,684,098

Net Investment Income	6,251,729

Net Realized and Unrealized Gain
Net realized gain on investments	17,502,988

Net change in unrealized appreciation on investments	140,302,752

Net realized and unrealized gain	157,805,740

Net Increase in Net Assets From Operations	$164,057,469

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$6,251,729	$11,266,303
Net realized gain	17,502,988	31,443,442
Net change in unrealized appreciation (depreciation)	140,302,752	(136,401,446)

Increase (decrease) in net assets from operations	164,057,469	(93,691,701)

From Distributions to Shareholders
Class A	(12,840,171)	(53,940,096)
Class B	(28,533,938)	(133,432,436)
Class E	(1,124,491)	(5,081,227)

Total distributions	(42,498,600)	(192,453,759)

Increase (decrease) in net assets from capital share transactions	(19,116,068)	41,194,208

Total increase (decrease) in net assets	102,442,801	(244,951,252)

Net Assets
Beginning of period	870,249,247	1,115,200,499

End of period	$972,692,048	$870,249,247

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	126,066	$2,185,155	369,497	$6,648,666
Reinvestments	743,926	12,840,171	3,070,011	53,940,096
Redemptions	(961,907)	(16,750,554)	(1,832,680)	(34,694,212)

Net increase (decrease)	(91,915)	$(1,725,228)	1,606,828	$25,894,550

Class B
Sales	371,886	$6,178,556	1,012,781	$18,543,279
Reinvestments	1,689,399	28,533,938	7,757,700	133,432,436
Redemptions	(3,003,720)	(51,451,467)	(7,362,240)	(137,205,952)

Net increase (decrease)	(942,435)	$(16,738,973)	1,408,241	$14,769,763

Class E
Sales	8,538	$142,390	19,325	$363,671
Reinvestments	65,798	1,124,491	292,024	5,081,227
Redemptions	(111,092)	(1,918,748)	(257,880)	(4,915,003)

Net increase (decrease)	(36,756)	$(651,867)	53,469	$529,895

Increase (decrease) derived from capital shares transactions		$(19,116,068)		$41,194,208

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.46		$20.89	$19.25	$17.61	$20.36	$22.73

Income (Loss) from Investment Operations
Net investment income (a)	0.13		0.24	0.16	0.21 (b)	0.14	0.13
Net realized and unrealized gain (loss)	2.84		(1.86)	1.71	2.45	(1.77)	1.70

Total income (loss) from investment operations	2.97		(1.62)	1.87	2.66	(1.63)	1.83

Less Distributions
Distributions from net investment income	(0.24)		(0.17)	(0.23)	(0.16)	(0.14)	(0.16)
Distributions from net realized capital gains	(0.58)		(3.64)	0.00	(0.86)	(0.98)	(4.04)

Total distributions	(0.82)		(3.81)	(0.23)	(1.02)	(1.12)	(4.20)

Net Asset Value, End of Period	$17.61		$15.46	$20.89	$19.25	$17.61	$20.36

Total Return (%) (c)	19.33	(d)	(9.95)	9.77	15.78	(8.76)	9.96

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.70	(e)	0.69	0.68	0.68	0.67	0.69
Net ratio of expenses to average net assets (%) (f)	0.60	(e)	0.60	0.65 (g)	0.66	0.66	0.67
Ratio of net investment income to average net assets (%)	1.49	(e)	1.25	0.83	1.18 (b)	0.71	0.62
Portfolio turnover rate (%)	14	(d)	32	140	32	26	42 (h)
Net assets, end of period (in millions)	$287.4		$253.9	$309.4	$312.8	$361.9	$431.4

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.12		$20.50	$18.90	$17.30	$20.02	$22.42

Income (Loss) from Investment Operations
Net investment income (a)	0.10		0.19	0.10	0.17 (b)	0.09	0.08
Net realized and unrealized gain (loss)	2.77		(1.82)	1.68	2.40	(1.74)	1.67

Total income (loss) from investment operations	2.87		(1.63)	1.78	2.57	(1.65)	1.75

Less Distributions
Distributions from net investment income	(0.19)		(0.11)	(0.18)	(0.11)	(0.09)	(0.11)
Distributions from net realized capital gains	(0.58)		(3.64)	0.00	(0.86)	(0.98)	(4.04)

Total distributions	(0.77)		(3.75)	(0.18)	(0.97)	(1.07)	(4.15)

Net Asset Value, End of Period	$17.22		$15.12	$20.50	$18.90	$17.30	$20.02

Total Return (%) (c)	19.09	(d)	(10.15)	9.47	15.50	(8.98)	9.64

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.95	(e)	0.94	0.93	0.93	0.92	0.94
Net ratio of expenses to average net assets (%) (f)	0.85	(e)	0.85	0.90 (g)	0.91	0.91	0.92
Ratio of net investment income to average net assets (%)	1.24	(e)	1.00	0.58	0.97 (b)	0.47	0.38
Portfolio turnover rate (%)	14	(d)	32	140	32	26	42 (h)
Net assets, end of period (in millions)	$659.6		$593.3	$775.6	$791.9	$751.4	$871.3

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.30		$20.71	$19.09	$17.46	$20.19	$22.58

Income (Loss) from Investment Operations
Net investment income (a)	0.11		0.21	0.13	0.19 (b)	0.11	0.10
Net realized and unrealized gain (loss)	2.81		(1.85)	1.69	2.43	(1.75)	1.68

Total income (loss) from investment operations	2.92		(1.64)	1.82	2.62	(1.64)	1.78

Less Distributions
Distributions from net investment income	(0.21)		(0.13)	(0.20)	(0.13)	(0.11)	(0.13)
Distributions from net realized capital gains	(0.58)		(3.64)	0.00	(0.86)	(0.98)	(4.04)

Total distributions	(0.79)		(3.77)	(0.20)	(0.99)	(1.09)	(4.17)

Net Asset Value, End of Period	$17.43		$15.30	$20.71	$19.09	$17.46	$20.19

Total Return (%) (c)	19.19	(d)	(10.10)	9.59	15.65	(8.88)	9.74

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	(e)	0.84	0.83	0.83	0.82	0.84
Net ratio of expenses to average net assets (%) (f)	0.75	(e)	0.75	0.80 (g)	0.81	0.81	0.82
Ratio of net investment income to average net assets (%)	1.34	(e)	1.10	0.68	1.07 (b)	0.56	0.47
Portfolio turnover rate (%)	14	(d)	32	140	32	26	42 (h)
Net assets, end of period (in millions)	$25.7		$23.1	$30.2	$31.2	$30.5	$38.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on average net assets was 0.01% the year ended December 31, 2017.
(h)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2014.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Victory Sycamore Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-14

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-15

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $3,134,934. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $45,413,706. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

BHFTI-16

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$135,044,410	$0	$187,024,211

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$3,074,133	0.700%	First $200 million
	0.650%	$200 million to $500 million
	0.625%	Over $500 million

BHFTI-17

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio Victory Capital Management Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers for providing subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020 to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.110%	First $200 million
0.080%	$200 million to $400 million
0.110%	$400 million to $500 million
0.085%	over $500 million

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class E shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares and 0.15% of average daily net assets in the case of Class E shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-18

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$1,179,197,798

Gross unrealized appreciation	86,825,028
Gross unrealized depreciation	(52,507,867)

Net unrealized appreciation (depreciation)	$34,317,161

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$16,057,395	$10,819,436	$176,396,364	$—	$192,453,759	$10,819,436

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$37,539,111	$4,601,836	$(105,985,591)	$—	$(63,844,644)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-19

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Managed by Wells Capital Management Incorporated

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class A and B shares of the Wells Capital Management Mid Cap Value Portfolio returned 22.33% and 22.18%, respectively. The Portfolio’s benchmark, the Russell Midcap Value Index1, returned 18.02%.

MARKET ENVIRONMENT / CONDITIONS

For the first half of 2019, global equity markets posted strong gains but showed some signs of heightened risks. Investors showed exuberance in the beginning of the year which continued through April; however, May was met with tempered expectations surrounding softening global economic indicators and increased tariff concerns. June saw a largely defensive rebound related to increased expectations of monetary easing from global central banks. U.S. equity markets were largely pricing in an expected interest rate cut in the third quarter of 2019 given the weaker economic growth and more muted inflation concerns. The rising input costs that many of our companies were dealing with in 2018 have moderated, providing an opportunity for those companies with pricing power to expand margins and increase cash flow generation. Mid-cap value stocks outperformed their small-cap peers but underperformed growth peers as investors feared slowing economic conditions. The Russell Midcap Value Index returned 18.02% over the six-month period. The Information Technology (“IT”) and Industrials sectors were the best performing within the Index. Consumer Staples and Energy were the worst-performing sectors within the Index.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio outperformed the Russell Midcap Value Index over the trailing six-month period. Stock selection was the largest driver for the Portfolio’s relative outperformance, while relative sector weight differences also added value. Stock selection and positioning in Industrials as well as strong favorable security selection in Materials and Real Estate were the largest contributors to relative performance. Conversely, stock selection within Health Care and the Portfolio’s exposure to cash detracted from relative performance.

In the Industrials sector, Harris Corp. was among the largest contributors. Harris Corp. is a leading manufacturer of mission-critical communications for government and commercial markets. Our team appreciates the capital allocation intelligence of the management team but also the company’s balance sheet, specifically with regard to mergers and acquisitions (“M&A”) activity that has led to stronger free cash flow generation over the years. The company announced a merger of equals with L3 Technologies, Inc., in the fourth quarter of 2018, which should create a leader in defense technology. In the second quarter of 2019, both stocks appreciated due to anticipation of the deal’s closing, impressive operating results in the quarter, and improved defense sector sentiment. We expect the combined company to announce a new capital allocation plan once the combination becomes official. We reduced the position size some but continued to find the long-term reward/risk potential attractive.

Security selection in Materials contributed to performance. Within the sector, Eagle Materials Inc. was the top performer over the period. Eagle Materials is a leading supplier of heavy construction materials such as cement, concrete and aggregates, light building materials (gypsum wallboard, gypsum paperboard), and materials used for oil & gas extraction. We have owned Eagle Materials for many years and believe management is historically great allocators of capital and the balance sheet provides underappreciated financial flexibility. The stock had come under pressure in 2018 as higher input costs and project delays impacted margins and overall sentiment. Eagle Materials continues to prove its ability to pass through rising costs in the form of price increases and utilize its strong cash generation to repurchase stock and increase shareholder value. During the period, the stock outperformed as the company announced a strategic review and a plan to separate its heavy materials and light materials businesses into two individual companies. A potential divestiture of its oil & gas proppants business may also be considered in the future, which could unlock further financial flexibility. Regardless of potential divestments, we continued to see a very attractive long-term reward/risk opportunity and believe that Eagle should use its strong cash generation to repurchase stock and increase shareholder value.

Within the Real Estate sector, Invitation Homes, Inc., a leading owner and operator of single-family rental homes, was the largest contributor to performance. During the period, Invitation Homes produced strong results driven by strong demand trends, an acceleration in leasing spreads and good operating expense controls. We continued to find Invitation Homes’s position within the capacity constrained single-family rental space as a strong competitive advantage; where we believe it can use its strong free cash flow generation to de-lever and grow its rental portfolio where opportunities exist.

Security selection in the Health Care sector was a primary detractor from relative performance. Within the sector, Humana Inc. subtracted the most value. Humana is a predominantly Medicare focused managed care organization (MCO). We believe their status within Medicare makes them one of the best positioned sub-categories of the health insurance market heading into (what will likely be a contentious) election cycle. Importantly, Humana has been investing capital in several areas to modernize and make a more efficient general health care system in the U.S. We believe those investments continue to pay off as evidenced through strong growth in membership. Humana was down modestly the first half of the year with limited incremental news in an otherwise strong market. Political threats continue to pressure the healthcare insurance industry ahead of the 2020 elections. We generally view these temporary headwinds as good buying opportunities.

During the period, the Portfolio increased its exposure in the Consumer Discretionary sector, purchasing three new names and adding to an additional existing Portfolio name within the sector. We also raised our Financials sector weighting, increasing our overweight, as

BHFTI-1

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Managed by Wells Capital Management Incorporated

Portfolio Manager Commentary*—(Continued)

we saw attractive buying opportunities in one new Portfolio name and adding to many of the existing Portfolio names as relative reward-to-risk valuations improved. At the same time, we also decreased our overweight positions in Materials, Health Care, and Industrials as we reduced existing names in Materials (Seal Air Corp; International Paper Corp.; and Packaging Corporation of America) and exited positions in Health Care (AmerisourceBergen Corp. and Hologic, Inc.) and Industrials (Ryder System, Inc.; A.O. Smith Corp.; Stericycle, Inc.; and Deere & Co.)

As of June 30, 2019, the Portfolio was highly diversified across sectors and industries, with the goal being to own companies that present to us the best opportunity to deliver alpha over the next three to five years, while at the same time ensuring relative protection of capital in times of market stress. At period-end, the Portfolio’s largest overweight’s were in the Industrial and IT sectors. Within Industrials, the Portfolio owned an eclectic group of names that we believed to possess strong competitive advantages, sustainable free cash flow and flexible balance sheets. In IT, the overweight was primarily due to opportunities we found in the IT services industry. The Portfolio’s largest underweights were in the Real Estate and Communication Services sectors. The Portfolio’s underweight to both sectors was driven by our bottom-up reward-to-risk analysis and better opportunities we found in other sectors.

James Tringas

Bryant VanCronkhite

Portfolio Managers

Wells Capital Management Incorporated

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-2

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	10 Year
Wells Capital Management Mid Cap Value Portfolio
Class A	22.33	8.69	5.01	12.44
Class B	22.18	8.42	4.74	12.15
Russell Midcap Value Index	18.02	3.68	6.72	14.56

1 The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and lower forecasted growth values.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Holdings

% of Net Assets
Jacobs Engineering Group, Inc.	2.9
Brown & Brown, Inc.	2.9
Ameren Corp.	2.8
American Water Works Co., Inc.	2.8
Amdocs, Ltd.	2.7
Kansas City Southern	2.7
American Electric Power Co., Inc.	2.6
Fidelity National Information Services, Inc.	2.5
Republic Services, Inc.	2.5
Arch Capital Group, Ltd.	2.3

Top Sectors

% of Net Assets
Financials	20.5
Industrials	16.1
Information Technology	10.2
Utilities	9.4
Health Care	8.9
Consumer Discretionary	7.4
Materials	7.2
Real Estate	6.9
Energy	5.4
Consumer Staples	3.1

BHFTI-3

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Wells Capital Management Mid Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class A (a)	Actual	0.72%	$1,000.00	$1,223.30	$3.97
	Hypothetical*	0.72%	$1,000.00	$1,021.22	$3.61

Class B (a)	Actual	0.97%	$1,000.00	$1,221.80	$5.34
	Hypothetical*	0.97%	$1,000.00	$1,019.98	$4.86

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
L3Harris Technologies, Inc. (a)	37,882	$7,164,623

Auto Components—1.0%
Aptiv plc	65,163	5,267,125

Banks—5.7%
Fifth Third Bancorp	293,430	8,186,697
PacWest Bancorp (a)	181,133	7,033,395
Regions Financial Corp.	539,294	8,057,052
Zions Bancorp N.A. (a)	126,360	5,810,033

		29,087,177

Beverages—2.1%
Molson Coors Brewing Co. - Class B (a)	187,583	10,504,648

Building Products—1.2%
Owens Corning	104,019	6,053,906

Capital Markets—1.0%
Northern Trust Corp.	55,842	5,025,780

Chemicals—2.0%
PPG Industries, Inc.	85,887	10,023,872

Commercial Services & Supplies—2.5%
Republic Services, Inc. (a)	143,207	12,407,454

Construction & Engineering—2.9%
Jacobs Engineering Group, Inc.	176,645	14,907,072

Construction Materials—1.1%
Eagle Materials, Inc. (a)	61,057	5,659,984

Containers & Packaging—4.1%
International Paper Co.	109,476	4,742,500
Packaging Corp. of America (a)	72,485	6,909,270
Sealed Air Corp. (a)	209,414	8,958,731

		20,610,501

Electric Utilities—3.9%
American Electric Power Co., Inc.	151,566	13,339,324
FirstEnergy Corp. (a)	144,232	6,174,572

		19,513,896

Electrical Equipment—0.6%
Acuity Brands, Inc. (a)	20,420	2,816,122

Energy Equipment & Services—1.7%
Baker Hughes a GE Co.	105,547	2,599,623
National Oilwell Varco, Inc. (a)	195,493	4,345,809
Patterson-UTI Energy, Inc.	141,583	1,629,620

		8,575,052

Equity Real Estate Investment Trusts—4.7%
American Campus Communities, Inc.	169,992	7,846,831
Invitation Homes, Inc.	333,337	8,910,098
Mid-America Apartment Communities, Inc.	57,994	6,829,373

		23,586,302

Food Products—0.6%
Lamb Weston Holdings, Inc.	49,678	3,147,598

Health Care Equipment & Supplies—4.8%
Alcon, Inc. (b)	40,991	2,543,491
STERIS plc (a)	38,003	5,657,887
Varian Medical Systems, Inc. (b)	64,017	8,714,634
Zimmer Biomet Holdings, Inc.	61,165	7,201,567

		24,117,579

Health Care Providers & Services—3.0%
Humana, Inc.	38,044	10,093,073
Universal Health Services, Inc. - Class B (a)	37,251	4,857,158

		14,950,231

Hotels, Restaurants & Leisure—2.7%
Vail Resorts, Inc. (a)	22,168	4,947,454
Wendy’s Co. (The) (a)	357,607	7,001,945
Yum China Holdings, Inc.	40,096	1,852,435

		13,801,834

Household Durables—2.6%
D.R. Horton, Inc.	100,904	4,351,989
Mohawk Industries, Inc. (a) (b)	58,644	8,648,231

		13,000,220

Household Products—0.4%
Spectrum Brands Holdings, Inc. (a)	40,002	2,150,908

Industrial Conglomerates—1.8%
Carlisle Cos., Inc. (a)	63,928	8,976,130

Insurance—12.4%
Allstate Corp. (The)	103,676	10,542,812
Arch Capital Group, Ltd. (b)	310,448	11,511,412
Brown & Brown, Inc.	437,439	14,654,207
Fidelity National Financial, Inc.	247,122	9,959,017
Loews Corp.	199,648	10,914,756
Willis Towers Watson plc	26,084	4,996,129

		62,578,333

IT Services—7.3%
Amdocs, Ltd.	219,289	13,615,654
Euronet Worldwide, Inc. (b)	43,134	7,256,864
Fidelity National Information Services, Inc. (a)	103,185	12,658,736
Leidos Holdings, Inc. (a)	43,071	3,439,219

		36,970,473

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.1%
Charles River Laboratories International, Inc. (b)	40,931	$5,808,109

Machinery—2.3%
Cummins, Inc.	30,913	5,296,633
Stanley Black & Decker, Inc.	44,280	6,403,331

		11,699,964

Media—1.3%
Discovery, Inc. - Class C (b)	227,199	6,463,812

Mortgage Real Estate Investment Trusts—1.4%
Annaly Capital Management, Inc.	777,958	7,102,757

Multi-Utilities—2.8%
Ameren Corp.	187,761	14,102,729

Multiline Retail—1.1%
Kohl’s Corp. (a)	115,632	5,498,302

Oil, Gas & Consumable Fuels—3.7%
Cimarex Energy Co.	89,357	5,301,551
Devon Energy Corp.	108,113	3,083,382
Hess Corp. (a)	73,784	4,690,449
Valero Energy Corp.	31,016	2,655,280
WPX Energy, Inc. (b)	247,437	2,848,000

		18,578,662

Real Estate Management & Development—2.2%
CBRE Group, Inc. - Class A (b)	221,645	11,370,388

Road & Rail—2.7%
Kansas City Southern	110,819	13,499,971

Semiconductors & Semiconductor Equipment—0.8%
Analog Devices, Inc.	34,189	3,858,912

Software—0.6%
Check Point Software Technologies, Ltd. (b)	27,160	3,139,968

Technology Hardware, Storage & Peripherals—1.5%
NCR Corp. (a) (b)	249,958	7,773,694

Trading Companies & Distributors—0.7%
AerCap Holdings NV (b)	71,710	3,729,637

Water Utilities—2.7%
American Water Works Co., Inc.	119,968	13,916,288

Total Common Stocks (Cost $440,906,757)		487,440,013

Short-Term Investment—3.8%
Security Description	Principal Amount*	Value

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $19,303,943; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $19,690,044.	19,302,013	$19,302,013

Total Short-Term Investments (Cost $19,302,013)		19,302,013

Securities Lending Reinvestments (c)—16.6%

Certificates of Deposit—9.9%
ABN AMRO Bank NV Zero Coupon, 07/05/19	1,982,465	1,999,060
Banco Santander S.A. 2.590%, 07/16/19	3,000,000	3,000,387
Bank of Montreal (Chicago)
2.590%, SOFR + 0.170%, 02/07/20 (d)	1,000,000	1,000,056
2.751%, 1M LIBOR + 0.330%, 08/06/19 (d)	2,000,000	2,000,574
Bank of Nova Scotia
2.564%, 1M LIBOR + 0.170%, 05/15/20 (d)	1,000,000	999,908
2.762%, 3M LIBOR + 0.170%, 01/09/20 (d)	2,000,000	2,001,554
Barclays Bank plc 2.950%, 08/02/19	1,000,000	1,000,526
BNP Paribas S.A. New York 2.615%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,736
Canadian Imperial Bank of Commerce 2.644%, 1M LIBOR + 0.250%, 10/15/19 (d)	1,000,000	1,000,329
Chiba Bank, Ltd. 2.450%, 08/12/19	500,000	500,079
China Construction Bank Corp. 2.670%, 07/18/19	1,000,000	1,000,154
Commonwealth Bank of Australia 2.569%, 1M LIBOR + 0.175%, 04/16/20 (d)	2,000,000	2,000,380
Credit Industriel et Commercial 2.687%, 3M LIBOR + 0.090%, 10/15/19 (d)	1,000,000	1,000,277
DZ Bank AG New York Zero Coupon, 07/05/19	1,986,874	1,999,060
Industrial & Commercial Bank of China, Ltd. 2.620%, 09/03/19	1,000,000	1,000,158
KBC Bank NV
Zero Coupon, 10/25/19	1,974,000	1,985,269
2.610%, 07/02/19	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 07/17/19	1,986,941	1,997,500
Mizuho Bank, Ltd., New York 2.573%, 1M LIBOR + 0.160%, 09/12/19 (d)	2,000,000	2,000,516
Nationwide Building Society Zero Coupon, 08/01/19	1,983,232	1,995,580
Rabobank International London 2.592%, 1M LIBOR + 0.190%, 04/24/20 (d)	2,000,000	2,000,820
Royal Bank of Canada New York 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	1,500,000	1,500,434
Standard Chartered Bank
2.524%, 1M LIBOR + 0.130%, 11/15/19 (d)	2,000,000	2,000,072
2.660%, 08/23/19	2,000,000	2,000,926

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd.
2.523%, 1M LIBOR + 0.140%, 11/20/19 (d)	2,000,000	$2,000,200
2.600%, 07/05/19	2,000,000	2,000,082
Toronto-Dominion Bank 2.604%, 1M LIBOR + 0.210%, 09/17/19 (d)	2,000,000	2,000,712
U.S. Bank N.A. 2.664%, 1M LIBOR + 0.260%, 07/23/19 (d)	2,000,000	2,000,270
Westpac Banking Corp. 2.680%, FEDEFF PRV + 0.300%, 02/14/20 (d)	2,000,000	1,999,989

		49,985,608

Commercial Paper—3.2%
Agricultural Bank of China
2.570%, 09/11/19	1,987,007	1,989,236
2.610%, 08/15/19	1,986,515	1,993,064
Bank of China, Ltd.
2.640%, 09/09/19	993,400	994,724
2.670%, 07/16/19	1,986,650	1,997,406
China Construction Bank Corp.
2.650%, 07/26/19	993,522	997,983
2.660%, 07/19/19	993,202	998,485
ING Funding LLC 2.600%, 3M LIBOR + 0.040%, 11/04/19 (d)	1,000,000	1,000,253
LMA S.A. & LMA Americas, Corp.
2.570%, 08/14/19	1,982,867	1,993,648
2.610%, 10/03/19	1,973,465	1,986,830
Starbird Funding Corp. 2.600%, 07/01/19	1,999,592	1,999,590

		15,951,219

Repurchase Agreements—3.5%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $4,255,088; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $4,339,358.	4,254,273	4,254,273
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.810%, due on 09/30/19 with a maturity value of $1,208,805; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000
Citadel Clearing LLC Repurchase Agreement dated 06/28/19 at 2.970%, due on 09/30/19 with a maturity value of $3,023,265; collateralized by various Common Stock with an aggregate market value of $3,300,817.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/28/19 at 2.710%, due on 08/02/19 with a maturity value of $1,002,635; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $1,000,486; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,077,568.	1,000,000	1,000,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $6,002,917; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $6,465,409.	6,000,000	6,000,000
Repurchase Agreement dated 06/28/19 at 2.500%, due on 07/05/19 with a maturity value of $1,300,632; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,400,839.	1,300,000	1,300,000

		17,754,273

Total Securities Lending Reinvestments (Cost $83,682,541)		83,691,100

Total Investments—116.8% (Cost $543,891,311)		590,433,126
Other assets and liabilities (net)—(16.8)%		(84,924,694)

Net Assets—100.0%		$505,508,432

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $82,724,263 and the collateral received consisted of cash in the amount of $83,564,005. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$487,440,013	$—	$—	$487,440,013
Total Short-Term Investment*	—	19,302,013	—	19,302,013
Total Securities Lending Reinvestments*	—	83,691,100	—	83,691,100
Total Investments	$487,440,013	$102,993,113	$—	$590,433,126

Collateral for Securities Loaned (Liability)	$—	$(83,564,005)	$—	$(83,564,005)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$590,433,126
Cash	13,010
Receivable for:
Investments sold	569,439
Fund shares sold	26,820
Dividends and interest	610,715

Total Assets	591,653,110
Liabilities
Collateral for securities loaned	83,564,005
Payables for:
Investments purchased	1,339,622
Fund shares redeemed	684,470
Accrued Expenses:
Management fees	267,851
Distribution and service fees	32,054
Deferred trustees’ fees	138,821
Other expenses	117,855

Total Liabilities	86,144,678

Net Assets	$505,508,432

Net Assets Consist of:
Paid in surplus	$451,189,589
Distributable earnings (Accumulated losses)	54,318,843

Net Assets	$505,508,432

Net Assets
Class A	$346,990,464
Class B	158,517,968
Capital Shares Outstanding*
Class A	29,593,053
Class B	13,536,930
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.73
Class B	11.71

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $543,891,311.
(b)	Includes securities loaned at value of $82,724,263.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends	$4,548,004
Interest	103,030
Securities lending income	122,022

Total investment income	4,773,056
Expenses
Management fees	1,762,362
Administration fees	15,667
Custodian and accounting fees	24,862
Distribution and service fees—Class B	193,895
Audit and tax services	22,147
Legal	22,463
Trustees’ fees and expenses	31,324
Shareholder reporting	20,661
Insurance	1,630
Miscellaneous	6,697

Total expenses	2,101,708
Less management fee waiver	(153,730)
Less broker commission recapture	(6,272)

Net expenses	1,941,706

Net Investment Income	2,831,350

Net Realized and Unrealized Gain
Net realized gain on investments	5,843,200

Net change in unrealized appreciation on investments	88,583,451

Net realized and unrealized gain	94,426,651

Net Increase in Net Assets From Operations	$97,258,001

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$2,831,350	$4,644,530
Net realized gain	5,843,200	13,603,805
Net change in unrealized appreciation (depreciation)	88,583,451	(86,383,579)

Increase (decrease) in net assets from operations	97,258,001	(68,135,244)

From Distributions to Shareholders
Class A	(12,670,006)	(35,583,532)
Class B	(5,432,158)	(15,217,457)

Total distributions	(18,102,164)	(50,800,989)

Increase (decrease) in net assets from capital share transactions	(21,031,421)	16,301,711

Total increase (decrease) in net assets	58,124,416	(102,634,522)

Net Assets
Beginning of period	447,384,016	550,018,538

End of period	$505,508,432	$447,384,016

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class A
Sales	665	$7,480	20,897	$250,713
Reinvestments	1,107,518	12,670,006	3,146,201	35,583,532
Redemptions	(2,230,200)	(25,588,922)	(2,198,715)	(26,036,871)

Net increase (decrease)	(1,122,017)	$(12,911,436)	968,383	$9,797,374

Class B
Sales	104,596	$1,158,197	1,658,389	$19,326,798
Reinvestments	475,254	5,432,158	1,346,678	15,217,457
Redemptions	(1,281,666)	(14,710,340)	(2,372,924)	(28,039,918)

Net increase (decrease)	(701,816)	$(8,119,985)	632,143	$6,504,337

Increase (decrease) derived from capital shares transactions		$(21,031,421)		$16,301,711

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.96		$12.70	$11.59	$11.19	$16.34	$17.76

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.11	0.16	0.14 (b)	0.07	0.16
Net realized and unrealized gain (loss)	2.14		(1.63)	1.11	1.28	(1.06)	1.84

Total income (loss) from investment operations	2.21		(1.52)	1.27	1.42	(0.99)	2.00

Less Distributions
Distributions from net investment income	(0.11)		(0.15)	(0.16)	(0.13)	(0.15)	(0.15)
Distributions from net realized capital gains	(0.33)		(1.07)	0.00	(0.89)	(4.01)	(3.27)

Total distributions	(0.44)		(1.22)	(0.16)	(1.02)	(4.16)	(3.42)

Net Asset Value, End of Period	$11.73		$9.96	$12.70	$11.59	$11.19	$16.34

Total Return (%) (c)	22.33	(d)	(13.07)	11.03	13.60	(8.95)	13.57

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	(e)	0.77	0.77	0.76	0.75	0.75
Net ratio of expenses to average net assets (%) (f)	0.72	(e)	0.71	0.71	0.75	0.75	0.75
Ratio of net investment income to average net assets (%)	1.24	(e)	0.97	1.33	1.27 (b)	0.53	0.98
Portfolio turnover rate (%)	17	(d)	31	164	145	95	85
Net assets, end of period (in millions)	$347.0		$305.9	$377.7	$358.4	$454.3	$525.1

	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.93		$12.66	$11.55	$11.16	$16.29	$17.72

Income (Loss) from Investment Operations
Net investment income (a)	0.06		0.08	0.13	0.11 (b)	0.04	0.11
Net realized and unrealized gain (loss)	2.13		(1.62)	1.11	1.27	(1.06)	1.83

Total income (loss) from investment operations	2.19		(1.54)	1.24	1.38	(1.02)	1.94

Less Distributions
Distributions from net investment income	(0.08)		(0.12)	(0.13)	(0.10)	(0.10)	(0.10)
Distributions from net realized capital gains	(0.33)		(1.07)	0.00	(0.89)	(4.01)	(3.27)

Total distributions	(0.41)		(1.19)	(0.13)	(0.99)	(4.11)	(3.37)

Net Asset Value, End of Period	$11.71		$9.93	$12.66	$11.55	$11.16	$16.29

Total Return (%) (c)	22.18	(d)	(13.29)	10.79	13.18	(9.12)	13.23

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	(e)	1.02	1.02	1.01	1.00	1.00
Net ratio of expenses to average net assets (%) (f)	0.97	(e)	0.96	0.96	1.00	1.00	1.00
Ratio of net investment income to average net assets (%)	0.99	(e)	0.72	1.08	1.00 (b)	0.28	0.69
Portfolio turnover rate (%)	17	(d)	31	164	145	95	85
Net assets, end of period (in millions)	$158.5		$141.4	$172.3	$176.1	$177.8	$223.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Wells Capital Management Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-12

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

BHFTI-13

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $19,302,013. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $17,754,273. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its

BHFTI-14

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$80,025,788	$0	$122,492,432

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$1,762,362	0.750%	First $200 million
	0.700%	Over $200 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Wells Capital Management Incorporated (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	Of the first $50 million
0.075%	On the next $50 million
0.100%	On the next $100 million
0.050%	On the next $300 million
0.100%	On amounts over $500 million

An identical agreement was in place for the period April 30, 2018 to April 30, 2019. Amounts waived for the six months ended June 30, 2019 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

BHFTI-15

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2019—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$544,133,266

Gross unrealized appreciation	74,172,002
Gross unrealized depreciation	(27,872,142)

Net unrealized appreciation (depreciation)	$46,299,860

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$24,305,868	$6,520,302	$26,495,121	$—	$50,800,989	$6,520,302

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$12,911,357	$4,668,775	$(42,283,591)	$—	$(24,703,459)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had no accumulated capital losses.

BHFTI-16

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Managed by Western Asset Management Company, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2019, the Class B shares of the Western Asset Management Government Income Portfolio returned 5.39%. The Portfolio’s benchmark, the Bloomberg Barclays U.S. Government Index1, returned 5.15%. The Portfolio’s Custom Benchmark2 returned 5.72% over the same period.

On April 29, 2019, Western Asset Management Company succeeded FIAM, LLC (“FIAM”) as the subadviser to the Portfolio and the name of the Portfolio was changed from the Fidelity Institutional Asset Management Government Income Portfolio to the Western Asset Management Government Income Portfolio.

The following commentary was provided by FIAM for the period of January 1, 2019 through April 26, 2019.

MARKET ENVIRONMENT / CONDITIONS

For the four months ending April 30, 2019, the U.S. Investment-Grade Bond market earned a total return of 2.97%, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”). The market environment during this time was characterized by falling interest rates, a steepening U.S. Treasury yield curve (where longer term yields fall less than shorter term yields), mixed yield spreads—some widening, most narrowing—and a declining level of volatility as measured by the Chicago Board Options Exchange Volatility Index (“VIX”), that began the period at 25% and ended the period at 13% while fluctuating within a downward-sloping channel between those two extremes. Shorter-dated bonds generally performed better than longer-dated ones, and lower-quality bonds generally performed better than those of higher quality.

U.S. Treasury yields were volatile in the first four months of the year—generally remaining range-bound in January and February, falling steadily in March, and rising haltingly in April. The downward trend was far from uniform, however, with yields on short-term bonds declining the most—anywhere from 71 to 75 basis points—followed by intermediate-term bonds (69 to 72 basis points) and long-term bonds (50 to 56 basis points). The result was a noticeable steepening in the slope of the U.S. Treasury yield curve—by 21 basis points, all told—as measured by the slope between the 1-year U.S. Treasury bill and the 30-year U.S. Treasury bond.

The year began with caution, as the fourth quarter 2018 had been marked by precipitously declining stock prices, tightening financial conditions, extreme financial market volatility, a government shutdown, and fears of an economic recession. The Chairman of the Federal Reserve, Jay Powell, sought to allay these fears by adopting a decidedly more dovish stance on monetary policy, stating that the Federal Reserve (“Fed”) would “listen very carefully” to the market and would “be patient” in its efforts to normalize the term structure of interest rates. The Fed’s new position was further confirmed in the January Federal Open Market Committee (“FOMC”) meeting, where it was announced that the Fed’s balance sheet would be run with an “ample supply of reserves.”

The pivot in Fed policy came as somewhat of a surprise, and it immediately improved market sentiment, as did a number of other factors in the weeks that followed, including a better-than-feared earnings season, Chinese stimulus measures, and the apparent progress being made by the U.S. and China in resolving their ongoing trade dispute. All of these factors in combination provided a favorable backdrop for the fierce “risk-on” rally that took place in the first quarter, with credit spreads tightening by more than 30 basis points by the end of March, and equity markets staging a v-shaped recovery, with the Standard & Poor’s 500 Index appreciating nearly 14% during the period. Commodities and oil had a strong run as well, and inflation break-evens moved higher. During this time, financial conditions improved dramatically, reversing most of the tightening that had occurred in the fourth quarter 2018.

As recently as December 2018, the Fed had been signaling that it intended to hike short-term interest rates in two quarter-point increments in 2019, but the March FOMC meeting reaffirmed the Fed’s dovish tilt, as the Fed’s “dot plots” implied that there would be no additional rate hikes in 2019 and just one quarter-point rate hike in 2020. The Fed also announced that it would be curtailing its balance-sheet reduction program—better known as “quantitative tightening”—by September 2019. This news provided a further catalyst for U.S. Treasuries to rally, resulting in a brief inversion of the U.S. Treasury yield curve between the 3-month and 10-year nodes. On the back end of this development, risk assets sold off briefly, but soon reversed course and continued to rally, driven by better economic data and improved prospects for a U.S.-China trade deal. This rally persisted right up through the end of April, sustained by subdued inflation reports and building expectations for an “insurance rate cut” from the Fed, even though Chair Powell noted that the weakness in inflation was likely to be “transitory”.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Bond Index, turned in a solid performance during the four-month period ending April 30, 2019, earning attractive coupon income (+0.79%) that was further enhanced by capital appreciation (+1.04%), resulting in a total return of 1.83%. U.S. Treasury Inflation Protected Securities (“TIPS”), however, performed even better, earning a total return of 3.54%, as inflation expectations rose by about 6 basis points during this period, as measured by the breakeven inflation rate on 30-year U.S. TIPS.

U.S. Agency debentures, as measured by the Bloomberg Barclays U.S. Agency Bond Index, outperformed U.S. Treasuries on a total return basis after adjusting for duration, producing an excess return of 30 basis points compared to their similar-duration U.S. Treasury counterparts.

Within the securitized debt space, commercial mortgage-backed securities (“CMBS”), as measured by the CMBS component of the Bloomberg Barclays U.S. Aggregate Bond Index, were the top-performers, producing an excess return of 150 basis points compared to similar-duration U.S. Treasuries.

BHFTI-1

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Managed by Western Asset Management Company, LLC

Portfolio Manager Commentary*—(Continued)

Asset-backed securities (“ABS”), as measured by the ABS component of the Bloomberg Barclays U.S. Aggregate Bond Index, trailed well behind CMBS, but still produced excellent returns, outperforming similar-duration U.S. Treasuries by +50 basis points. Performance in this sector was strongest among those ABSs backed by automobile loans and credit card receivables.

Agency mortgage-backed securities (“MBS”), as measured by the Bloomberg Barclays U.S. MBS Index, were the laggard during the period, earning an excess return of +27 basis points compared to duration-matched U.S. Treasuries. Within this sector, the MBS issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) were the strongest performers (+37 basis points on an excess-return, duration-adjusted basis), followed by the MBS issued by the Federal National Mortgage Association (“Fannie Mae”) (+26 basis points) and the MBS guaranteed by the Government National Mortgage Association (“Ginnie Mae”) (+19 basis points).

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio performed in line with its Custom Benchmark over the period beginning January 1, 2019 and ending April 26, 2019. Returns in the Portfolio were driven primarily by two factors: favorable sector allocation and favorable security selection, while interest rate positioning was neutral for relative return.

The Portfolio’s relative performance was largely unaffected by changes in the level, slope, and shape of the U.S. Treasury yield curve. The Portfolio maintained a slightly longer-than-benchmark duration posture during the period, and this posture had a positive effect on relative performance, given the downward shift in the term structure of interest rates. However, the Portfolio’s yield-curve positioning was ill-suited to the changes that occurred in the slope and shape of the U.S. Treasury yield curve, as the Portfolio was slightly barbelled during a period when the yield curve steepened by 21 basis points, as measured by the slope between the 1-year U.S. Treasury note and the 30-year U.S. Treasury bond.

Relative to the Custom Benchmark, the Portfolio maintained a large underweight to U.S. Treasuries, a large underweight to U.S. Agency debentures, and a large overweight to U.S. Agency securitized debt products. Within the securitized debt space, the Portfolio maintained a slight underweight to in-benchmark securities such as fixed-rate Agency mortgage pass-throughs and a large overweight to out-of-benchmark securities such as Agency collateralized mortgage obligations (“CMOs”), Agency CMBS, ABS, and Agency hybrid adjustable-rate mortgage-backed securities (“HARMs”).

This sector allocation strategy proved to be effective, resulting in a positive contribution to excess return, mainly because it was a “risk-on” market environment, with risk assets outperforming riskless assets (U.S. Treasuries), and with higher-risk non-U.S. Treasuries such as securitized debt) outperforming lower-risk U.S. Agencies. The Portfolio was underweight U.S. Treasuries and lower-risk assets to a large degree, and overweight higher-risk assets (securitized debt) to a large degree, and the net result was incremental excess return relative to the benchmark index. The largest positive contributors were, in order: (1) the large underweight to nominal U.S. Treasuries; (2) the large overweight to Agency CMBS; (3) the small overweight to ABSs backed by leases on single-family homes; and (4) the small underweight to 30-year Agency MBS with coupons of 4.5%. At the same time, the largest negative contributors were, in order: (1) the large underweight to Fannie Mae debentures; (2) the small overweight to Agency CMOs backed by re-performing mortgage whole loans; and (3) the small overweight to floating-rate Agency CMOs.

Security selection made a positive contribution to excess return during the quarter, as U.S. Treasury yields fell across all maturities, thereby making the Portfolio’s favored type of Agency MBS more highly prized than before. The largest positive contributors to excess return were 30-year, fixed-rate Agency MBS in the upper and lower range of the coupon stack. Security selection in the U.S. Agency debenture space was another solid contributor to excess return, while security selection in the 15-year, fixed-rate Agency MBS space detracted to a modest extent.

The Portfolio made effective use of derivatives—in particular, interest-rate futures contracts, interest-rate swaps, and interest-rate swaptions—in managing its duration and yield-curve positioning postures throughout the period. The notional value of these instruments represented only about 9% of the Portfolio’s net assets, on average, so the use of these instruments was careful and deliberate. Nevertheless, derivatives played an important role in managing the Portfolio’s exposure to interest rate fluctuations.

Franco Castagliuolo

Sean Corcoran

Portfolio Managers

FIAM LLC

The following commentary was provided by Western Asset Management Company, LLC for the period April 29, 2019 through June 30, 2019.

MARKET ENVIRONMENT / CONDITIONS

During its June meeting the Fed again kept rates on hold but delivered an even more dovish message through its statement, press conference and dot plots. Fed Chairman Powell communicated a clear path for cutting rates later this year, and even leaned into a cut at the July meeting as a strong possibility. The market responded accordingly with U.S. Treasury bonds rallying, investment-grade credit tightening and the U.S. dollar weakening. In Europe, the European Central Bank (the “ECB”) also struck a dovish tone during its own June meeting as it extended forward guidance by seven months to hold rates at current levels “at least through the first half of 2020.” ECB President Mario Draghi signaled that rates could be cut further and indicated quantitative easing could be reinstated if the inflation or growth outlook fails to improve.

BHFTI-2

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Managed by Western Asset Management Company, LLC

Portfolio Manager Commentary*—(Continued)

The dovish tone set by global central banks in June was in part a reaction to global growth concerns which had intensified as the year wore on. What began as an initial trade spate between the U.S. and China, morphed into a broader conflict when trade talks between the two nations broke down in May and resulted in an increase in tariffs on Chinese imports to the U.S. Markets were subsequently rattled by the prospect of a U.S. recession, a sustained slowdown in eurozone growth and higher oil price volatility on escalating tensions in the Middle East. In the U.K., Theresa May announced her resignation as Prime Minister after repeatedly failing to get her Brexit plan through Parliament. The probability of a “hard Brexit” scenario increased as the market speculated on May’s successor, sending yields on UK gilts lower.

PORTFOLIO REVIEW / PERIOD END POSITIONING

Yield curve positioning detracted from relative returns because the long-dated U.S. Treasury yields did not fall as much as medium-maturity Treasuries in late May. Agency MBS underperformed comparable duration U.S. Treasuries over the period as market volatility pushed spreads wider. The Portfolio’s underweight exposure to pass-through Agency MBS added to relative returns. Select U.S. dollar denominated Emerging Markets sovereign spreads continued to trade reasonably well despite concerns over both global growth and trade frictions, which added to relative returns. Structured product, mainly non-Agency Residential MBS, was an incrementally positive contributor to relative returns as spreads were generally stable to narrow in these sectors in a similar fashion to other fixed-income sectors.

Portfolio duration was tactically managed within a narrow range relative to the benchmark, beginning the period marginally below the index and ending slightly above the index. Yield curve positioning maintained the overweight to long-end inflation-linked Treasuries, though over the period this sector underperformed as expectations mounted for front-end rates due to disappointing inflation. Agency bonds remained an underweight position in the Portfolio, given more attractive opportunities in other sectors. Agency MBS exposure declined slightly as lower rates spurred refinancings, though the sector remains favored within U.S. government fixed-income. Non-Agency Residential MBS positions added to overall returns as spreads narrowed. The Portfolio’s exposure to non-U.S. sovereign paper was increased slightly as we still expect the Emerging Markets sector to benefit from positive U.S. and global economic growth accompanied by low inflation and generally accommodative central bank policy.

Fredrick Marki

S. Kenneth Leech

Mark S. Lindbloom

Portfolio Managers

Western Asset Management Company, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

BHFTI-3

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. GOVERNMENT BOND INDEX & THE CUSTOM BENCHMARK

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2019

	6 Month	1 Year	5 Year	Since Inception[3]
Western Asset Management Government Income Portfolio
Class B	5.39	7.06	2.49	2.92
Bloomberg Barclays U.S. Government Bond Index	5.15	7.21	2.48	2.71
Custom Benchmark	5.72	7.89	3.07	3.41

1 The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index considered representative of fixed-income obligations issued by the U.S. Treasury, government agencies, and quasi-federal corporations.

2 The Custom Benchmark is a blended benchmark comprised of the Bloomberg Barclays 5+ Year Treasury Index (40%), the Bloomberg Barclays U.S. MBS Index (35%) and the Bloomberg Barclays U.S. Agency Bond Index (25%)

3 Inception date of the Class B shares is 5/2/2011. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2019

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	84.6
Foreign Government	8.0
Asset-Backed Securities	3.3
Mortgage-Backed Securities	1.9
Corporate Bonds & Notes	1.6

BHFTI-4

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2019 through June 30, 2019.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)		Annualized Expense Ratio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period** January 1, 2019 to June 30, 2019
Class B (a)	Actual	0.72%	$1,000.00	$1,053.90	$3.67
	Hypothetical*	0.72%	$1,000.00	$1,021.22	$3.61

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-5

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—84.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—47.7%
Fannie Mae 10 Yr. Pool
3.000%, 05/01/22	388,793	$396,468
3.000%, 06/01/24	469,595	478,865
3.000%, 10/01/24	15,368	15,671
Fannie Mae 15 Yr. Pool
3.000%, 05/01/27	41,946	42,824
3.000%, 06/01/32	185,939	190,022
3.000%, 10/01/32	19,860	20,298
3.000%, 02/01/33	6,515,433	6,648,802
3.000%, 03/01/33	1,037,859	1,058,476
3.000%, 04/01/33	846,001	862,786
3.000%, 05/01/33	392,921	400,733
3.000%, 06/01/33	193,068	196,880
3.000%, 07/01/33	1,934,872	1,974,658
3.000%, 08/01/33	4,546,829	4,636,586
3.000%, 10/01/33	927,236	945,540
3.000%, 11/01/33	706,646	720,596
3.000%, 12/01/33	353,138	360,110
3.000%, 01/01/34	985,014	1,004,459
3.000%, 02/01/34	669,235	682,446
3.000%, 03/01/34	1,672,748	1,705,925
3.000%, 05/01/34	843,821	860,622
4.500%, 12/01/23	8,207	8,380
4.500%, 11/01/25	578,712	607,489
5.000%, 03/01/23	6,224	6,383
Fannie Mae 20 Yr. Pool
3.500%, 07/01/32	2,919,235	3,026,301
3.500%, 01/01/34	1,903,995	1,974,133
4.000%, 11/01/31	1,162,704	1,214,340
4.000%, 08/01/32	932,527	973,862
Fannie Mae 30 Yr. Pool
2.500%, 01/01/43	2,523,417	2,514,627
2.500%, 04/01/47	549,228	545,104
3.000%, 09/01/42	2,315,336	2,354,166
3.000%, 10/01/42	1,845,750	1,876,705
3.000%, 11/01/42	3,142,111	3,194,810
3.000%, 08/01/46	2,000,295	2,023,131
3.000%, 11/01/46	510,047	516,422
3.500%, 11/01/42	3,303,622	3,426,748
3.500%, 04/01/46	3,448,584	3,564,661
3.500%, 07/01/47	2,791,941	2,893,654
3.500%, 12/01/47	7,696,396	7,944,934
4.000%, 10/01/39	114,273	120,449
4.000%, 11/01/40	4,869,631	5,134,464
4.000%, 01/01/42	301,921	318,352
4.000%, 04/01/42	441,124	465,109
4.000%, 09/01/42	2,355,257	2,483,146
4.000%, 10/01/42	533,040	558,392
4.000%, 11/01/42	186,128	192,356
4.000%, 04/01/43	243,536	254,844
4.000%, 06/01/43	308,294	324,664
4.000%, 08/01/43	425,734	447,420
4.000%, 09/01/43	1,879,140	1,979,294
4.000%, 10/01/43	331,264	350,441
4.000%, 02/01/44	124,717	130,859
4.000%, 04/01/44	176,956	185,470

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 02/01/45	212,335	222,106
4.000%, 06/01/45	86,071	90,784
4.000%, 12/01/45	1,061,258	1,109,771
4.000%, 03/01/46	230,843	241,394
4.000%, 05/01/46	72,935	75,370
4.000%, 09/01/47	60,098	62,530
4.000%, 11/01/47	56,383	58,650
4.000%, 03/01/48	425,599	442,484
4.000%, 05/01/48	1,626,951	1,703,173
4.500%, 12/01/40	1,783,290	1,915,200
4.500%, 08/01/41	161,285	173,215
4.500%, 11/01/41	1,012,367	1,087,266
4.500%, 12/01/43	250,818	267,705
4.500%, 10/01/44	1,691,782	1,814,421
4.500%, 02/01/45	611,745	653,588
4.500%, 03/01/46	275,567	295,688
4.500%, 12/01/48	3,312,775	3,537,163
5.000%, 04/01/41	18,068	19,097
5.000%, 06/01/41	40,249	43,730
5.000%, 08/01/41	95,169	102,116
5.500%, 12/01/39	599,909	650,406
5.500%, 04/01/40	750,902	809,885
5.500%, 06/01/40	66,393	71,235
5.500%, 05/01/41	260,869	281,068
5.500%, 06/01/41	410,386	440,317
5.500%, 07/01/41	506,857	543,820
5.500%, 12/01/41	852,873	921,098
5.500%, 02/01/42	1,908,434	2,049,753
5.500%, 05/01/44	515,608	553,789
6.000%, 01/01/34	78,719	89,187
6.000%, 08/01/34	121,687	137,932
6.000%, 10/01/34	131,457	149,496
6.000%, 11/01/34	96,713	109,634
6.000%, 01/01/35	115,214	130,547
6.000%, 04/01/35	186,598	211,513
6.000%, 06/01/36	296,688	336,404
6.000%, 05/01/37	408,841	461,617
6.000%, 09/01/37	23,600	27,081
6.000%, 10/01/37	345,252	396,353
6.000%, 01/01/38	333,769	383,277
6.000%, 03/01/38	116,541	134,014
6.000%, 07/01/38	68,692	78,938
6.000%, 01/01/40	320,107	368,102
6.000%, 05/01/40	454,041	521,851
6.000%, 07/01/41	418,117	474,149
6.000%, 01/01/42	40,085	46,128
6.500%, 07/01/32	82,046	94,768
6.500%, 12/01/32	25,109	29,146
6.500%, 07/01/35	28,964	33,680
6.500%, 12/01/35	264,912	307,697
6.500%, 08/01/36	438,095	508,616
Fannie Mae ARM Pool
4.554%, 12M LIBOR + 1.800%, 07/01/41 (a)	58,738	61,460
4.568%, 12M LIBOR + 1.818%, 09/01/41 (a)	17,825	18,609
4.572%, 12M LIBOR + 1.719%, 06/01/42 (a)	55,696	58,103

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
4.586%, 12M LIBOR + 1.818%, 07/01/41 (a)	32,740	$34,270
4.657%, 12M LIBOR + 1.830%, 10/01/41 (a)	21,021	21,998
4.933%, 12M LIBOR + 1.818%, 02/01/42 (a)	133,575	139,206
Fannie Mae Grantor Trust 2.898%, 06/25/27	10,416,585	10,637,892
Fannie Mae Pool
3.000%, 08/01/27	113,444	115,692
3.000%, 10/01/27	190,840	194,610
3.000%, 11/01/27	66,172	67,482
3.000%, 12/01/27	95,922	97,820
3.000%, 01/01/28	91,243	93,053
3.000%, 02/01/28	85,753	87,454
3.000%, 03/01/28	86,700	88,417
3.000%, 04/01/28	82,750	84,386
3.000%, 05/01/28	96,387	98,296
3.000%, 06/01/28	92,823	94,652
3.000%, 07/01/28	86,840	88,552
3.000%, 08/01/28	96,251	98,151
3.000%, 09/01/28	99,138	101,091
3.000%, 01/01/29	95,650	97,532
3.000%, 03/01/29	96,913	98,820
3.500%, 09/01/32	3,141,350	3,235,567
3.500%, 10/01/56	2,102,747	2,159,586
6.500%, 08/01/39	1,396,269	1,601,315
6.536%, 02/01/39	206,941	226,008
Fannie Mae REMICS (CMO)
1.750%, 06/25/42	247,265	241,045
1.750%, 01/25/43	239,602	235,899
3.000%, 05/25/46	4,235,156	4,361,396
3.334%, 1M LIBOR + 0.930%, 06/25/36 (a)	518,431	531,346
3.410%, 1M LIBOR + 0.920%, 03/25/36 (a)	330,465	338,895
4.146%, -1 x 1M LIBOR + 6.550%, 06/25/41 (a) (b)	434,750	52,573
4.250%, 03/25/42	1,847,738	1,985,815
4.500%, 12/25/40	151,713	169,262
4.750%, 01/25/41	386,496	427,084
5.000%, 12/25/23	128,556	133,768
5.000%, 12/25/34	259,835	282,210
5.000%, 03/25/35	216,497	233,643
5.000%, 08/25/39	347,445	375,001
5.000%, 02/25/41	211,692	240,581
5.500%, 07/25/34	46,986	47,439
5.500%, 06/25/35	111,676	118,101
5.500%, 08/25/35	1,017,706	1,121,557
6.000%, 06/25/45 (b)	603,440	126,796
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/31	615,487	631,044
3.000%, 02/01/32	20,431	20,892
3.000%, 03/01/33	3,403,677	3,473,360
3.000%, 09/01/33	564,583	576,015
3.000%, 03/01/34	434,821	443,744
6.000%, 01/01/24	147,017	153,787
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/33	1,909,679	1,946,311
3.500%, 03/01/32	1,119,357	1,161,319
3.500%, 06/01/32	3,014,861	3,127,898

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
3.500%, 07/01/32	1,045,629	1,084,663
3.500%, 02/01/34	4,309,099	4,470,489
4.000%, 06/01/33	1,228,526	1,283,741
Freddie Mac 30 Yr. Gold Pool
3.000%, 11/01/42	161,864	165,479
3.000%, 01/01/43	186,828	190,655
3.000%, 02/01/43	975,537	995,856
3.000%, 03/01/43	9,838,355	10,009,125
3.000%, 06/01/43	3,189,498	3,244,930
3.000%, 01/01/47	1,181,077	1,196,439
3.500%, 04/01/40	303,973	314,222
3.500%, 05/01/40	393,059	406,311
3.500%, 06/01/40	687,622	711,213
3.500%, 07/01/40	161,532	167,170
3.500%, 08/01/40	302,286	313,014
3.500%, 09/01/40	257,677	267,127
3.500%, 10/01/40	186,525	193,476
3.500%, 11/01/40	211,327	219,452
3.500%, 12/01/40	251,688	261,366
3.500%, 04/01/42	652,375	678,388
3.500%, 07/01/42	127,647	132,564
3.500%, 08/01/42	50,509	52,337
3.500%, 09/01/42	314,816	327,030
3.500%, 10/01/42	1,530,069	1,588,838
3.500%, 01/01/43	678,726	704,569
3.500%, 02/01/43	304,110	315,819
3.500%, 04/01/43	5,654,632	5,868,926
3.500%, 05/01/43	438,561	455,451
3.500%, 11/01/44	515,167	532,361
3.500%, 02/01/45	15,966	16,562
3.500%, 06/01/45	16,324	16,921
3.500%, 11/01/45	4,796,667	4,972,334
3.500%, 01/01/46	653,570	674,748
3.500%, 02/01/46	515,245	527,587
3.500%, 05/01/46	1,481,279	1,542,937
3.500%, 06/01/46	716,278	738,200
3.500%, 07/01/46	1,826,757	1,888,834
3.500%, 08/01/46	332,285	342,095
3.500%, 09/01/46	997,645	1,034,089
3.500%, 01/01/47	2,397,807	2,461,489
3.500%, 02/01/47	2,868,570	2,942,712
3.500%, 07/01/47	1,403,911	1,444,850
3.500%, 11/01/47	215,533	222,177
3.500%, 12/01/47	879,224	905,023
3.500%, 02/01/48	321,589	330,742
3.500%, 03/01/48	1,241,000	1,276,322
3.500%, 04/01/48	1,067,410	1,097,324
3.500%, 01/01/49	4,584,335	4,704,208
4.000%, 11/01/41	12,353	12,888
4.000%, 09/01/42	3,505,394	3,698,624
4.000%, 10/01/42	88,019	92,618
4.000%, 11/01/42	451,254	476,673
4.000%, 12/01/42	183,996	194,360
4.000%, 01/01/43	24,115	24,966
4.000%, 02/01/43	241,366	254,943

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 03/01/43	108,769	$114,755
4.000%, 04/01/43	29,342	30,568
4.000%, 05/01/43	471,799	496,763
4.000%, 06/01/43	41,742	44,090
4.000%, 07/01/43	393,427	414,207
4.000%, 08/01/43	299,687	315,341
4.000%, 09/01/43	520,429	547,237
4.000%, 10/01/43	503,012	528,372
4.000%, 11/01/43	21,600	22,363
4.000%, 01/01/44	535,944	562,747
4.000%, 02/01/44	76,672	80,122
4.000%, 03/01/44	61,152	64,512
4.000%, 04/01/44	70,760	74,597
4.000%, 07/01/44	802,537	846,083
4.000%, 12/01/44	17,264	17,852
4.000%, 01/01/45	500,904	524,132
4.000%, 02/01/45	561,414	591,592
4.000%, 05/01/45	1,056,607	1,114,175
4.000%, 12/01/45	560,188	586,160
4.000%, 07/01/47	4,307,306	4,494,369
4.000%, 11/01/47	1,111,069	1,156,761
4.000%, 12/01/47	1,893,435	1,970,293
4.000%, 01/01/48	447,754	465,702
4.000%, 02/01/48	401,930	417,938
4.000%, 04/01/48	192,601	200,126
4.000%, 05/01/48	932,087	976,374
4.500%, 05/01/39	100,793	108,299
4.500%, 07/01/40	2,061,508	2,215,420
4.500%, 09/01/40	904,585	972,119
4.500%, 02/01/41	80,586	86,602
4.500%, 08/01/41	846,434	909,747
4.500%, 09/01/41	97,058	104,308
4.500%, 10/01/41	184,461	198,527
4.500%, 02/01/44	34,743	36,788
4.500%, 10/01/48	197,375	207,211
5.000%, 01/01/35	165,269	179,818
5.000%, 05/01/35	87,259	95,461
5.000%, 07/01/35	1,111,879	1,216,568
5.000%, 11/01/35	1,098,866	1,202,667
5.000%, 06/01/41	1,831,695	2,017,532
5.000%, 07/01/41	420,637	457,285
5.500%, 03/01/34	1,222,682	1,358,665
5.500%, 07/01/35	840,954	932,827
Freddie Mac ARM Non-Gold Pool
4.505%, 12M LIBOR + 1.750%, 09/01/41 (a)	311,475	324,160
4.630%, 12M LIBOR + 1.880%, 09/01/41 (a)	23,109	24,144
4.643%, 12M LIBOR + 1.750%, 12/01/40 (a)	894,368	933,798
4.660%, 12M LIBOR + 1.910%, 06/01/41 (a)	23,949	25,005
4.681%, 12M LIBOR + 1.884%, 10/01/42 (a)	166,869	174,669
4.712%, 12M LIBOR + 1.880%, 10/01/41 (a)	322,152	337,544
4.721%, 12M LIBOR + 1.910%, 06/01/41 (a)	52,370	54,954
4.785%, 12M LIBOR + 1.910%, 05/01/41 (a)	37,885	39,864
4.787%, 12M LIBOR + 1.880%, 04/01/41 (a)	23,582	24,739
4.806%, 12M LIBOR + 1.910%, 05/01/41 (a)	60,772	63,910

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
1.869%, 11/25/19	2,356,141	2,349,128
2.750%, 11/25/22	4,900,000	4,955,998
3.750%, 11/25/29	193,553	208,900
3.750%, 11/25/32	1,000,000	1,089,842
3.974%, 01/25/21 (a)	17,750,000	18,145,821
3.990%, 05/25/33 (a)	3,650,000	4,098,325
4.084%, 11/25/20 (a)	942,568	960,520
Freddie Mac REMICS (CMO)
1.750%, 06/15/42	185,108	181,869
2.794%, 1M LIBOR + 0.400%, 03/15/34 (a)	315,548	315,455
3.294%, 1M LIBOR + 0.900%, 02/15/33 (a)	183,101	187,385
3.500%, 11/15/31	1,876,939	1,956,151
4.000%, 01/15/41	10,727,651	11,493,437
4.250%, 03/15/40	2,334,747	2,393,853
4.500%, 12/15/26	1,468,553	1,541,977
4.500%, 02/15/41	30,714	33,232
5.000%, 10/15/34	322,480	347,899
5.000%, 12/15/37	98,691	106,882
5.000%, 03/15/41	500,000	559,631
5.000%, 04/15/41	785,756	941,407
5.000%, 05/15/41	881,613	1,083,682
5.500%, 05/15/34	1,717,732	1,908,558
5.500%, 11/15/36	623,253	685,871
5.500%, 06/15/41	3,961,226	4,451,085
FREMF Multifamily Aggregation Risk Transfer Trust 2.724%, 1M LIBOR + 0.320%, 02/25/20 (a)	11,611,000	11,608,406
Ginnie Mae I 30 Yr. Pool
3.000%, 05/15/42	512,146	522,827
3.000%, 04/15/43	174,767	178,885
3.000%, 05/15/43	202,717	207,455
3.000%, 01/15/45	91,758	93,700
3.000%, 02/15/45	116,793	119,228
3.000%, 03/15/45	777,067	793,387
3.000%, 05/15/45	42,283	43,165
3.000%, 06/15/45	91,412	93,319
3.000%, 07/15/45	421,383	430,196
3.500%, 11/15/41	267,559	278,405
3.500%, 02/15/42	228,096	237,325
3.500%, 03/15/42	259,357	269,243
3.500%, 05/15/42	779,379	809,188
3.500%, 06/15/42	543,751	564,362
4.000%, 09/15/40	1,424,477	1,527,138
4.000%, 10/15/40	110,243	117,063
4.000%, 03/15/41	514,366	542,679
4.000%, 06/15/41	20,798	21,706
4.000%, 09/15/41	163,324	173,351
4.000%, 10/15/41	715,282	764,342
4.000%, 11/15/41	196,014	208,065
4.000%, 12/15/41	604,563	644,718
4.000%, 01/15/42	31,363	32,967
4.000%, 02/15/42	35,145	37,302
4.000%, 03/15/42	152,810	162,095
4.000%, 11/15/42	26,202	27,659
4.000%, 01/15/43	54,785	58,195
4.500%, 08/15/39	1,625,687	1,752,586

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.500%, 06/15/40	469,428	$506,557
4.500%, 07/15/40	110,928	119,572
4.500%, 03/15/41	582,646	627,974
4.500%, 04/15/41	49,365	53,206
5.000%, 03/15/39	62,878	68,545
5.000%, 07/15/39	110,602	121,665
5.000%, 08/15/39	111,611	122,779
5.000%, 09/15/39	80,591	88,618
5.000%, 04/15/40	41,468	45,648
5.000%, 08/15/40	147,203	161,929
5.000%, 04/15/41	117,207	128,902
5.000%, 09/15/41	78,127	85,939
5.500%, 10/15/39	17,417	19,251
6.000%, 06/15/36	773,358	893,982
Ginnie Mae II 30 Yr. Pool
3.000%, 12/20/42	1,046,921	1,074,089
3.000%, 03/20/43	975,709	1,001,485
3.000%, 11/20/46	16,986,619	17,380,491
3.000%, 01/20/48	2,864,786	2,929,634
3.500%, 12/20/42	413,233	431,031
3.500%, 07/20/45	5,261,475	5,450,087
3.500%, 12/20/45	8,456,901	8,798,660
3.500%, 05/20/46	2,004,188	2,071,978
3.500%, 06/20/46	5,852,690	6,052,104
3.500%, 11/20/47	629,211	650,191
3.500%, 10/20/48	2,727,626	2,817,871
4.000%, 09/20/39	146,610	155,325
4.000%, 10/20/40	20,185	21,378
4.000%, 11/20/40	1,406,524	1,489,600
4.000%, 10/20/41	1,727,374	1,829,387
4.000%, 11/20/41	648,913	687,224
4.000%, 04/20/42	843,075	890,800
4.000%, 06/20/42	62,866	66,560
4.000%, 10/20/44	1,655,961	1,739,517
4.000%, 11/20/44	1,704,415	1,797,131
4.000%, 12/20/44	92,994	98,057
4.500%, 02/20/40	147,396	157,254
4.500%, 09/20/40	15,983	17,049
4.500%, 08/20/48	3,687,402	3,852,110
4.500%, 09/20/48	2,683,227	2,803,863
4.500%, 10/20/48	2,074,875	2,163,175
Ginnie Mae II Pool
4.408%, 12/20/61 (a)	777,096	783,295
4.555%, 08/20/61 (a)	2,695	2,691
4.872%, 01/20/62 (a)	121,248	122,634
5.470%, 08/20/59 (a)	1,782	1,948
Government National Mortgage Association (CMO)
1.650%, 01/20/63	539,468	536,166
1.750%, 03/20/63	3,753,251	3,731,437
2.500%, 11/20/46	228,852	230,229
2.500%, 06/20/63	7,887,993	7,874,054
2.500%, 05/20/65	2,027,301	2,024,544
2.500%, 06/20/65	476,952	476,295
2.633%, 1M LIBOR + 0.250%, 10/20/47 (a)	1,161,173	1,155,270
2.683%, 1M LIBOR + 0.300%, 05/20/48 (a)	1,453,148	1,450,362

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO)
2.683%, 1M LIBOR + 0.300%, 06/20/48 (a)	1,664,983	1,662,242
2.750%, 02/20/64	4,385,383	4,419,937
2.750%, 05/20/64	1,210,033	1,214,332
2.758%, 1M LIBOR + 0.330%, 07/20/60 (a)	207,665	206,773
2.767%, 1M LIBOR + 0.300%, 08/20/60 (a)	170,640	169,852
2.767%, 1M LIBOR + 0.300%, 09/20/60 (a)	188,831	187,937
2.863%, 1M LIBOR + 0.480%, 01/20/38 (a)	36,533	36,728
2.883%, 1M LIBOR + 0.500%, 07/20/37 (a)	140,660	141,426
2.924%, 1M LIBOR + 0.530%, 12/16/39 (a)	131,480	131,179
2.930%, 1Y H15 + 0.500%, 05/20/66 (a)	5,271,228	5,297,304
2.940%, 1Y H15 + 0.350%, 08/20/66 (a)	5,082,727	5,094,543
2.957%, 1M LIBOR + 0.490%, 02/20/61 (a)	242,970	243,032
2.967%, 1M LIBOR + 0.500%, 12/20/60 (a)	446,664	446,870
2.967%, 1M LIBOR + 0.500%, 02/20/61 (a)	73,018	73,049
2.967%, 1M LIBOR + 0.500%, 04/20/61 (a)	147,161	147,228
2.967%, 1M LIBOR + 0.500%, 05/20/61 (a)	314,607	314,759
2.997%, 1M LIBOR + 0.530%, 06/20/61 (a)	203,696	203,921
3.000%, 03/20/63	3,415,433	3,421,864
3.067%, 1M LIBOR + 0.600%, 10/20/61 (a)	704,595	706,543
3.082%, 1M LIBOR + 0.600%, 11/16/39 (a)	172,280	173,966
3.097%, 1M LIBOR + 0.630%, 01/20/62 (a)	718,584	721,118
3.097%, 1M LIBOR + 0.630%, 03/20/62 (a)	436,247	436,823
3.117%, 1M LIBOR + 0.650%, 11/20/65 (a)	276,963	277,246
3.157%, 1M LIBOR + 0.650%, 05/20/61 (a)	43,158	43,267
3.167%, 1M LIBOR + 0.700%, 11/20/61 (a)	672,149	675,613
3.167%, 1M LIBOR + 0.700%, 01/20/62 (a)	469,772	472,081
3.250%, 08/20/68	4,374,376	4,550,496
3.500%, 11/20/36 (b)	114,184	4,705
3.500%, 09/20/63	1,641,194	1,655,174
3.717%, -1 x 1M LIBOR + 6.100%, 07/20/41 (a) (b)	194,779	28,904
4.000%, 12/20/40	3,765,772	4,045,423
4.500%, 05/16/40	80,000	86,093
4.500%, 05/20/40 (b)	20,324	1,641
4.500%, 12/20/40	1,960,483	2,139,807
5.000%, 12/20/39	4,348,601	4,833,012
5.000%, 03/20/40	3,190,000	3,639,231
5.010%, 09/20/60 (a)	536,979	540,098
5.150%, 08/20/60	591,536	594,537
5.293%, 07/20/60 (a)	558,626	561,210
5.490%, -1 x 1M LIBOR + 8.667%, 04/20/39 (a)	543,351	550,043
5.500%, 04/20/34	172,388	214,385
5.623%, -1 x 1M LIBOR + 8.800%, 08/20/39 (a)	1,851,987	1,887,607

		463,770,138

Federal Agencies—7.9%
Federal Home Loan Bank
2.125%, 02/11/20	15,000,000	15,007,886
2.625%, 10/01/20	14,000,000	14,117,246
3.250%, 11/16/28	10,000,000	10,867,548
Federal Home Loan Mortgage Corp.
6.250%, 07/15/32 (c)	7,568,000	10,858,900
6.750%, 03/15/31	481,000	697,563
Federal National Mortgage Association
1.500%, 11/30/20	2,000	1,989
6.625%, 11/15/30	1,430,000	2,043,587

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Freddie Mac Strips Zero Coupon, 07/15/32	5,000,000	$3,594,507
Overseas Private Investment Corp. 2.870%, 02/15/35	3,531,000	3,604,162
Tennessee Valley Authority
2.875%, 09/15/24	7,050,000	7,312,864
5.500%, 06/15/38	6,117,000	8,295,116

		76,401,368

U.S. Treasury—29.0%
U.S. Treasury Bonds
2.500%, 02/15/45	23,550,000	23,434,090
3.000%, 02/15/48	116,330,000	127,249,570
4.750%, 02/15/37	9,011,000	12,329,230
5.250%, 02/15/29	6,180,000	7,933,575
U.S. Treasury Inflation Indexed Bond 1.375%, 02/15/44 (d)	6,577,800	7,466,605
U.S. Treasury Notes
1.875%, 06/30/26	8,000,000	7,998,750
2.000%, 02/15/25	13,620,000	13,751,944
2.250%, 11/15/25	1,000,000	1,023,516
2.625%, 12/31/25	10,000,000	10,467,187
2.625%, 02/15/29	42,384,000	44,670,418
2.750%, 02/15/28	15,000,000	15,940,430
3.125%, 11/15/28	8,550,000	9,372,937

		281,638,252

Total U.S. Treasury & Government Agencies (Cost $804,342,566)		821,809,758

Foreign Government—8.0%

Sovereign—8.0%
Abu Dhabi Government International Bond 3.125%, 10/11/27 (144A)	2,860,000	2,966,764
Colombia Government International Bond 4.500%, 03/15/29	4,560,000	4,979,520
Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	10,389,000	10,908,316
Indonesia Government International Bond 4.750%, 02/11/29	4,410,000	4,897,526
Israel Government AID Bonds
5.500%, 09/18/23	13,878,000	15,855,134
5.500%, 12/04/23	8,920,000	10,254,030
5.500%, 04/26/24	1,900,000	2,207,747
Mexico Government International Bond 4.500%, 04/22/29	4,650,000	4,984,800
Panama Government International Bond 3.750%, 03/16/25	2,780,000	2,930,148
Peruvian Government International Bond 4.125%, 08/25/27	2,620,000	2,917,396
Poland Government International Bond 3.250%, 04/06/26	2,820,000	2,980,740
Qatar Government International Bond 4.000%, 03/14/29 (144A)	2,740,000	2,952,350

Sovereign—(Continued)
Ukraine Government AID Bond 1.471%, 09/29/21	9,388,000	9,317,176

Total Foreign Government (Cost $80,270,446)		78,151,647

Asset-Backed Securities—3.3%

Asset-Backed - Other—0.6%
Dell Equipment Finance Trust 3.180%, 06/22/23 (144A)	625,000	631,992
Kubota Credit Owner Trust 3.100%, 08/15/22 (144A)	5,080,000	5,150,326

		5,782,318

Asset-Backed - Student Loan—2.7%
Goal Capital Funding Trust 2.691%, 3M LIBOR + 0.170%, 05/28/30 (a)	38,908	38,891
Higher Education Funding I 2.681%, 3M LIBOR + 0.160%, 02/25/32 (a)	46,337	46,320
Navient Student Loan Trust
2.594%, 1M LIBOR + 0.190%, 03/25/67 (144A) (a)	286,336	286,309
2.704%, 1M LIBOR + 0.300%, 07/26/66 (144A) (a)	638,013	637,877
2.824%, 1M LIBOR + 0.420%, 08/27/29 (a)	612,718	612,866
3.004%, 1M LIBOR + 0.600%, 07/26/66 (144A) (a)	3,846,000	3,854,269
Northstar Education Finance, Inc. 2.812%, 3M LIBOR + 0.230%, 07/28/21 (a)	2,335,291	2,333,040
SLM Student Loan Trust 3.050%, 3M LIBOR + 0.470%, 01/26/26 (a)	18,371,976	18,377,672

		26,187,244

Total Asset-Backed Securities (Cost $31,927,451)		31,969,562

Mortgage-Backed Securities—1.9%

Collateralized Mortgage Obligations—1.9%
Seasoned Credit Risk Transfer Trust
3.500%, 08/25/57	11,858,039	12,275,057
3.500%, 03/25/58	3,854,004	3,992,399
Seasoned Loans Structured Transaction
3.500%, 06/25/28	2,008,528	2,094,183

Total Mortgage-Backed Securities (Cost $17,558,212)		18,361,639

Corporate Bonds & Notes—1.6%

Diversified Financial Services—0.7%
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	6,328,951

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—0.9%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	8,645,000	$8,872,854

Total Corporate Bonds & Notes (Cost $16,850,908)		15,201,805

Short-Term Investments—0.9%

Mutual Fund—0.0%
State Street Institutional Liquid Reserves Fund Trust Class, 2.329% (e)	6	6

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/28/19 at 1.200%, due on 07/01/19 with a maturity value of $9,088,410; collateralized by U.S. Treasury Inflation Indexed Note at 0.125%, maturing 01/15/22, with a market value of $9,271,751.	9,087,502	9,087,502

Total Short-Term Investments (Cost $9,087,508)		9,087,508

Securities Lending Reinvestments (f)—1.1%

Commercial Paper—0.0%
Starbird Funding Corp. 2.600%, 07/01/19	299,941	299,939

Repurchase Agreements—1.1%
Barclays Capital, Inc. Repurchase Agreement dated 06/28/19 at 2.300%, due on 07/01/19 with a maturity value of $790,011; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/15/24 - 02/15/47, and an aggregate market value of $805,657.	789,860	789,860
BofA Securities, Inc. Repurchase Agreement dated 06/28/19 at 2.460%, due on 07/01/19 with a maturity value of $2,000,410; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/28/19 at 2.600%, due on 07/01/19 with a maturity value of $1,300,282; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 2.875%, maturity dates ranging from 10/31/20 - 02/15/43, and an aggregate market value of $1,326,000.	1,300,000	1,300,000
Deutsche Bank AG, London Repurchase Agreement dated 06/28/19 at 2.750%, due on 07/01/19 with a maturity value of $100,023; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.000% - 7.000%, maturity dates ranging from 02/10/20 - 08/28/34, and an aggregate market value of $102,001.	100,000	100,000

Repurchase Agreements—(Continued)
Goldman Sachs & Co. Repurchase Agreement dated 06/28/19 at 2.510%, due on 07/01/19 with a maturity value of $2,000,418; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 09/20/26 - 04/20/49, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/28/19 at 2.530%, due on 07/01/19 with a maturity value of $2,000,422; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 07/31/19 - 02/15/49, and various Common Stock with an aggregate market value of $2,048,071.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $1,700,350; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $1,831,866.	1,700,000	1,700,000
Repurchase Agreement dated 06/28/19 at 2.470%, due on 07/01/19 with a maturity value of $250,051; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 01/31/20 - 11/15/48, and various Common Stock with an aggregate market value of $269,392.	250,000	250,000

		10,139,860

Total Securities Lending Reinvestments (Cost $10,439,860)		10,439,799

Total Investments—101.4% (Cost $970,476,951)		985,021,718
Other assets and liabilities (net)—(1.4)%		(13,374,988)

Net Assets—100.0%		$971,646,730

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset-and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	All or a portion of the security was held on loan. As of June 30, 2019, the market value of securities loaned was $10,043,909 and the collateral received consisted of cash in the amount of $10,439,800. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2019.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the market value of 144A securities was $16,479,887, which is 1.7% of net assets.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of June 30, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	09/19/19	(16)	USD	(2,047,500)	$(16,028)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$821,809,758	$—	$821,809,758
Total Foreign Government*	—	78,151,647	—	78,151,647
Total Asset-Backed Securities*	—	31,969,562	—	31,969,562
Total Mortgage-Backed Securities*	—	18,361,639	—	18,361,639
Total Corporate Bonds & Notes*	—	15,201,805	—	15,201,805
Total Short-Term Investments*	6	9,087,502	—	9,087,508
Total Securities Lending Reinvestments*	—	10,439,799	—	10,439,799
Total Investments	$6	$985,021,712	$—	$985,021,718

Collateral for Securities Loaned (Liability)	$—	$(10,439,800)	$—	$(10,439,800)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(16,028)	$—	$—	$(16,028)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets
Investments at value (a) (b)	$985,021,718
Cash collateral for futures contracts	18,001
Receivable for:
Fund shares sold	357,752
Principal paydowns	10,640
Interest	5,633,300

Total Assets	991,041,411
Liabilities
Collateral for securities loaned	10,439,800
Payables for:
Investments purchased	7,993,095
Fund shares redeemed	54,224
Variation margin on futures contracts	500
Accrued Expenses:
Management fees	314,160
Distribution and service fees	199,078
Deferred trustees’ fees	123,656
Other expenses	270,168

Total Liabilities	19,394,681

Net Assets	$971,646,730

Net Assets Consist of:
Paid in surplus	$1,015,332,609
Distributable earnings (Accumulated losses)	(43,685,879)

Net Assets	$971,646,730

Net Assets
Class B	$971,646,730
Capital Shares Outstanding*
Class B	92,412,453
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.51

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $970,476,951.
(b)	Includes securities loaned at value of $10,043,909.

Statement of Operations

Six Months Ended June 30, 2019 (Unaudited)

Investment Income
Dividends	$147,311
Interest	12,878,276
Securities lending income	49,670

Total investment income	13,075,257

Expenses
Management fees	2,028,689
Administration fees	26,329
Custodian and accounting fees	80,208
Distribution and service fees—Class B	1,181,150
Audit and tax services	36,717
Legal	22,463
Trustees’ fees and expenses	31,323
Shareholder reporting	34,295
Insurance	3,161
Miscellaneous	7,133

Total expenses	3,451,468
Less management fee waiver	(57,279)

Net expenses	3,394,189

Net Investment Income	9,681,068

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	11,879,741
Purchased options	(380,000)
Futures contracts	2,577,852
Swap contracts	63,662

Net realized gain	14,141,255

Net change in unrealized appreciation (depreciation) on:
Investments	27,258,641
Purchased options	126,366
Futures contracts	(1,906,003)
Swap contracts	(58,803)

Net change in unrealized appreciation	25,420,201

Net realized and unrealized gain	39,561,456

Net Increase in Net Assets From Operations	$49,242,524

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$9,681,068	$19,967,080
Net realized gain (loss)	14,141,255	(16,282,064)
Net change in unrealized appreciation (depreciation)	25,420,201	(5,431,245)

Increase (decrease) in net assets from operations	49,242,524	(1,746,229)

From Distributions to Shareholders
Class B	(26,176,308)	(27,908,378)

Total distributions	(26,176,308)	(27,908,378)

Decrease in net assets from capital share transactions	(11,792,897)	(97,046,392)

Total increase (decrease) in net assets	11,273,319	(126,700,999)

Net Assets
Beginning of period	960,373,411	1,087,074,410

End of period	$971,646,730	$960,373,411

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Value	Shares	Value
Class B
Sales	3,948,978	$41,301,030	4,418,947	$45,010,319
Reinvestments	2,509,713	26,176,308	2,790,838	27,908,378
Redemptions	(7,618,222)	(79,270,235)	(16,716,287)	(169,965,089)

Net decrease	(1,159,531)	$(11,792,897)	(9,506,502)	$(97,046,392)

Decrease derived from capital shares transactions		$(11,792,897)		$(97,046,392)

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.26		$10.55	$10.51	$10.59	$10.80	$10.31

Income (Loss) from Investment Operations
Net investment income (a)	0.11		0.20	0.19	0.18	0.17	0.18
Net realized and unrealized gain (loss)	0.43		(0.20)	0.08	(0.03)	(0.12)	0.59

Total income (loss) from investment operations	0.54		0.00	0.27	0.15	0.05	0.77

Less Distributions
Distributions from net investment income	(0.29)		(0.29)	(0.23)	(0.23)	(0.26)	(0.28)

Total distributions	(0.29)		(0.29)	(0.23)	(0.23)	(0.26)	(0.28)

Net Asset Value, End of Period	$10.51		$10.26	$10.55	$10.51	$10.59	$10.80

Total Return (%) (b)	5.28	(c)(g)	(0.06)	2.60	1.32	0.43	7.56

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73	(d)	0.72	0.71	0.70	0.70	0.71
Net ratio of expenses to average net assets (%) (e)	0.72	(d)	0.72	0.71	0.70	0.70	0.71
Ratio of net investment income to average net assets (%)	2.05	(d)	1.99	1.76	1.67	1.59	1.72
Portfolio turnover rate (%)	136	(c)(f)	240 (f)	187 (f)	216 (f)	214 (f)	281 (f)
Net assets, end of period (in millions)	$971.6		$960.4	$1,087.1	$1,215.3	$1,217.7	$1,271.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 70%, 69%, 111%, 116%, 117%, and 151% for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, 2015, and 2014, respectively.
(g)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Notes to Financial Statements—June 30, 2019 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio) (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2019 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodologies used for a particular investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded over-the-counter (“OTC”) are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of

BHFTI-16

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service. As of June 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

BHFTI-17

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

BHFTI-18

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2019, the Portfolio had direct investments in repurchase agreements with a gross value of $9,087,502. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $10,139,860. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2019.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or U.S. government securities as collateral against the loaned securities. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2019 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2019 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2019.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.
All securities on loan are classified as U.S. Treasury & Government Agencies in the Portfolio’s Schedule of Investments as of June 30, 2019, with a contractual maturity of overnight and continuous.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending

BHFTI-19

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

BHFTI-20

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

BHFTI-21

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2019 by category of risk exposure:

	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized depreciation on futures contracts (a) (b)	$16,028

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2019:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Purchased options	$(380,000)
Futures contracts	2,577,852
Swap contracts	63,662

$2,261,514

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Purchased options	$126,366
Futures contracts	(1,906,003)
Swap contracts	(58,803)

$(1,838,440)

For the six months ended June 30, 2019, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$52,600,000
Futures contracts long	117,301,521
Futures contracts short	(20,698,402)
Swap contracts	5,592,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and price fluctuations.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

BHFTI-22

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

Repurchase and reverse repurchase agreements are primarily executed under Global Master Repurchase Agreements (“GMRAs”) or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar rolls and TBA transactions but excluding short-term securities, for the six months ended June 30, 2019 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,274,531,035	$29,599,846	$1,331,451,567	$38,226,352

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$643,358,403	$690,359,974

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2019	% per annum	Average Daily Net Assets
$2,028,689	0.520%	First $100 million
	0.440%	$100 million to $500 million
	0.400%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Effective April 29, 2019, Western Asset Management Company, LLC (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio. Prior to April 29, 2019 FIAM, LLC was compensated by Brighthouse Investment Advisers for providing subadvisory services to the Portfolio.

The subadvisory fee the Adviser pays to the Subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and Western Asset Management U.S. Government Portfolio, a series of Brighthouse Funds Trust II that is managed by the Subadviser.

BHFTI-23

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2019 to April 29, 2020, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.015%	$100 million to $500 million
0.010%	$1 billion to $2 billion
0.030%	Over $2 billion

Prior to April 29, 2019, the Adviser had agreed, for the period April 30, 2018 to April 28, 2019, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.010%	Over $1.3 billion

Amounts waived for the six months ended June 30, 2019 are included in the amount shown as a management fee waiver in the Statement of Operations.

Additionally, for the period April 29, 2019 to April 29, 2020, Brighthouse Investment Advisers has contractually agreed to waive a portion of the management fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that was calculated based solely on the assets of the Portfolio and the fee that was calculated when the Portfolio’s assets were aggregated with those of the Brighthouse Funds Trust II Western Asset Management U.S. Government Portfolio. Amounts waived for the six months ended June 30, 2019 are included in the amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Financial, Inc. serves as the transfer agent for the Trust. Brighthouse Financial, Inc. receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “Plan”) relating to Class B shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B shares of the Trust. Each Portfolio may not offer shares of each Class. The Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares. The Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2019 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-24

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Notes to Financial Statements—June 30, 2019—(Continued)

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows:

Cost basis of investments	$998,181,072

Gross unrealized appreciation	27,097,830
Gross unrealized depreciation	(40,622,834)

Net unrealized appreciation (depreciation)	$(13,525,004)

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$27,908,378	$24,889,633	$—	$—	$27,908,378	$24,889,633

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$25,941,109	$—	$(21,100,464)	$(71,484,278)	$(66,643,633)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2018, the Portfolio had accumulated short-term capital losses of $39,011,752 and accumulated long-term capital losses of $32,472,526.

BHFTI-25

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Board of Trustees’ Consideration of New Sub-Advisory Agreement

At an in-person meeting held on February 26-28, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Brighthouse Funds Trust I (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved the Trust’s sub-advisory agreement (the “Agreement”) with Brighthouse Investment Advisers, LLC (the “Adviser”) and Western Asset Management (“Western” or the “Sub-Adviser”) for the Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management® Government Income Portfolio), a series of the Trust (the “Portfolio”). The Board approved a new sub-adviser for the Portfolio, replacing Fidelity Institutional Asset Management with Western. Western commenced serving as the Sub-Adviser on April 29, 2019.

In making that approval, the Board reviewed a variety of materials that were provided by the Adviser and the Sub-Adviser relating to the Portfolio. During the Meeting, the Board received a presentation from the Adviser regarding the Portfolio and representatives of the Adviser responded to questions from the Independent Trustees. The Board also met with the Sub-Adviser at the Meeting and received a presentation regarding, among other things, the Sub-Adviser’s investment approach, investment personnel, organizational structure, and the firm’s governance. Also, the Board reviewed the responses to wide-ranging questions relating to the business and operations of the Sub-Adviser that the Sub-Adviser had prepared specifically for the Sub-Advisory Agreement review process. The Independent Trustees were separately advised by independent legal counsel throughout the process, and met with independent legal counsel in executive session outside the presence of management.

At the Meeting, the Board, including a majority of the Independent Trustees, concluded that the expected nature, extent and quality of services to be provided by the Sub-Adviser supported the initial approval of the Agreement. The Board also concluded that the proposed fees to be paid to the Sub-Adviser appeared to be reasonable in light of the nature, extent and quality of the services provided by the Sub-Adviser. Finally, the Board reviewed the extent to which the investment advisory fees paid by the Portfolio shared economies of scale with investors or entailed the potential to share economies of scale with investors and concluded that those considerations generally supported the initial approval of the Agreement. In approving the Agreement, the Board, including the Independent Trustees, gave attention to all of the information that was furnished and each Trustee placed varying degrees of importance on the various pieces of information that were provided to them. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board did not identify any single factor as determinative, and the Trustees generally attributed different weights to various factors.

Nature, extent and quality of services. The Board considered a variety of information that the Adviser and the Sub-Adviser prepared for the Board’s review. The Board considered the Sub-Adviser’s investment process and philosophy. The Board took into account that the Sub-Adviser’s responsibilities include the maintenance of an investment program for the Portfolio that is consistent with the Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to the performance of these services. In particular, the Board considered, among other things, the Sub-Adviser’s current level of staffing as well as its compensation program and its overall resources. The Board reviewed the Sub-Adviser’s history and investment experience, as well as information provided regarding the qualifications, background and responsibilities of the Sub-Adviser’s investment and compliance personnel who would provide services to the Portfolio. The Board noted BIA’s overall familiarity with Western and its investment philosophy and approach as a result of BIA’s oversight of Western with respect to other series of Brighthouse Funds Trust II.

Performance. The Board took into account the investment strategy of the proposed Portfolio, and noted comparable performance information with respect to the Western Asset Management U.S. Government Portfolio (the “U.S. Government Portfolio”), a series of Brighthouse Funds Trust II, which is also managed by Western. The Board took into consideration the differences in the duration profiles of the two Portfolios.

Fees and Expenses. The Board noted that the sub-advisory fee for the Portfolio would be paid by the Adviser, not the Portfolio, out of the advisory fee, and that, in the case of the Sub-Adviser, which is unaffiliated with the Adviser, the Adviser negotiates the fee at arm’s length. The Board also considered that the change in the sub-adviser would lower the advisory fee for the Portfolio because the sub-advisory fee is lower under the Agreement and the Adviser had agreed to waive an equivalent portion of its advisory fee in order to pass on to contractholders the benefit of the lower sub-advisory fee. The Board also noted that the Portfolio could similarly experience lower advisory fees in the future because the sub-advisory fee schedule for the Portfolio would apply to the aggregate assets of both the Portfolio and the U.S. Government Portfolio. In addition, the Independent Trustees reviewed a report on the advisory and subadvisory fees of the Portfolio that was prepared by JDL Consultants, LLC, an independent consultant to the Independent Trustees.

Profitability. The Board noted that it would examine the Portfolio’s profitability to the Sub-Adviser and its affiliates as a result of its relationship with the Portfolio, to the extent available, at the next contract renewal and on an ongoing annual basis thereafter. The Board also considered the ability of the Adviser to negotiate with the Sub-Adviser at arm’s length.

BHFTI-26

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Board of Trustees’ Consideration of New Sub-Advisory Agreement—(Continued)

Economies of scale. The Board also considered the probable effect of the Portfolio’s growth in size on its performance and fees. The Board noted that the sub-advisory fee contains breakpoints that reduce the advisory fee rate above specified asset levels. The Board also considered the fact that the Portfolio’s fee levels decline as portfolio assets increase. The Board also generally noted that if the Portfolio’s assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. The Board noted management’s discussion of the Portfolio’s advisory fee structure.

Other factors. The Board considered other benefits that may be realized by the Sub-Adviser and its affiliates from their relationship with the Portfolio, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

BHFTI-27

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)        Schedule of Investments is included as a part of the report to shareholders included under Item 1 of this Form N-CSR.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)        The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)        There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)        Not applicable.

(b)        Not applicable.

Item 13. Exhibits

(a)(1)    Not applicable.

(a)(2)    The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)    Not applicable.

(a)(4)    Not applicable.

(b)        The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST I

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 6, 2019

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date:	September 6, 2019